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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Company
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 to April 30, 2019

Item 1. Reports to Stockholders

2019 SEMI- ANNUAL REPORT

Russell Investments

Russell Investment Company

April 30, 2019

FUND	SHARE CLASS
U.S. Equity Funds	
Equity Income Fund (formerly, U.S. Core Equity Fund)	A, C, E, S, Y
Sustainable Equity Fund (formerly, U.S. Defensive Equity Fund)	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M, S
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M, S, Y
Global Equity Fund	A, C, E, M, S, Y
Emerging Markets Fund	A, C, E, M, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M, S
Tax-Managed International Equity Fund	A, C, E, M, S
Fixed Income Funds	
Opportunistic Credit Fund (formerly, Global Opportunistic Credit Fund)	A, C, E, M, S, Y
Unconstrained Total Return Fund	A, C, M, S, Y
Strategic Bond Fund	A, C, E, M, R6, S, Y
Investment Grade Bond Fund	A, C, E, M, R6, S, Y
Short Duration Bond Fund	A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M, S
Tax-Exempt Bond Fund	A, C, E, M, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M, S, Y
Global Infrastructure Fund	A, C, E, M, S, Y
Global Real Estate Securities Fund	A, C, E, M, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund	A, C, M, S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund	A, C, M, R6, S, Y
Multifactor International Equity Fund	M, R6, S, Y

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.

You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.

Russell Investment
Company

Russell Investment Company is a
series investment company with
35 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Russell Investment Company

Semi-annual Report

April 30, 2019 (Unaudited)

Table of Contents

Russell Investment Company

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

Russell Investment Company
Equity Income Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,072.80	$1,019.39
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.60	$5.46

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,068.70	$1,015.67
	Expenses Paid During Period*	$9.44	$9.20
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.84%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,072.70	$1,019.39
of other funds.	Expenses Paid During Period*	$5.60	$5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Income Fund 3

Russell Investment Company
Equity Income Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,074.40	$1,020.83
Expenses Paid During Period*	$4.11	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,075.20	$1,021.57
Expenses Paid During Period*	$3.34	$3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Equity Income Fund

Russell Investment Company
Equity Income Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.0%			Canadian Natural Resources, Ltd.	117,178	3,513
Consumer Discretionary - 10.2%			Chevron Corp.	29,291	3,517
Amazon. com, Inc. (Æ)	1,400	2,698	ConocoPhillips	46,155	2,913
Carnival Corp.	8,494	466	EOG Resources, Inc.	23,787	2,285
Comcast Corp. Class A	24,737	1,077	Exxon Mobil Corp.	27,729	2,226
Costco Wholesale Corp.	3,240	796	Halliburton Co.	41,941	1,188
Dollar Tree, Inc. (Æ)	5,189	577	Kinder Morgan, Inc.	54,462	1,082
DR Horton, Inc.	32,347	1,433	Magna International, Inc. Class A	41,478	2,308
eBay, Inc.	22,635	877	Occidental Petroleum Corp.	4,878	287
General Motors Co.	82,738	3,224	Phillips 66	31,947	3,012
Home Depot, Inc. (The)	7,954	1,620	Royal Dutch Shell PLC Class B - ADR	22,647	1,470
Kohl's Corp.	8,552	608	Schlumberger, Ltd.	137,352	5,862
Lennar Corp. Class A	4,597	239	Valero Energy Corp.	17,264	1,565
Lowe's Cos. , Inc.	23,825	2,696
Macy's, Inc.	13,933	328			37,736
Marriott International, Inc. Class A	3,731	509
McDonald's Corp.	6,171	1,219	Financial Services - 23.4%
			Aflac, Inc.	13,473	679
Mohawk Industries, Inc. (Æ)	12,062	1,643	AGNC Investment Corp. (Æ)	43,019	765
Nike, Inc. Class B	13,023	1,144	Allstate Corp. (The)	7,933	786
Nordstrom, Inc.	6,148	252	American Express Co.	22,349	2,620
Norwegian Cruise Line Holdings, Ltd. (Æ)	35,191	1,984	American Tower Corp. (ö)	3,789	740
PulteGroup, Inc.	60,785	1,912	Ameriprise Financial, Inc.	1,689	248
Starbucks Corp.	11,674	907	Annaly Capital Management, Inc. (ö)	53,437	539
Target Corp.	42,255	3,272	Banco Santander SA - ADR	284,830	1,421
Thomson Reuters Corp.	5,046	312	Bank of America Corp.	204,002	6,238
TJX Cos. , Inc.	13,017	714	BB&T Corp.	10,377	531
Toll Brothers, Inc.	7,511	286	Berkshire Hathaway, Inc. Class B(Æ)	30,472	6,604
Viacom, Inc. Class B	4,214	122	Blackstone Group, LP (The)	65,786	2,596
Walmart, Inc.	9,113	937	Brookfield Property Partners, LP	10,806	226
Walt Disney Co. (The)	11,785	1,614	Chubb, Ltd.	25,908	3,762
Whirlpool Corp.	8,843	1,228	Citigroup, Inc.	86,613	6,124
Yum China Holdings, Inc.	2,660	126	Citizens Financial Group, Inc.	7,114	258
Yum! Brands, Inc.	3,405	355	CME Group, Inc. Class A	3,284	588
		35,175	Crown Castle International Corp. (ö)	3,321	418
			Cullen/Frost Bankers, Inc.	3,277	333
Consumer Staples - 5.6%			E*Trade Financial Corp.	29,146	1,477
Altria Group, Inc.	9,715	528	Equity Residential(ö)	7,627	583
Archer-Daniels-Midland Co.	6,932	309	Fidelity National Information Services, Inc.	2,294	266
Coca-Cola Co. (The)	20,825	1,022	Fifth Third Bancorp	13,719	395
CVS Health Corp.	86,842	4,722	Fiserv, Inc. (Æ)	4,270	373
General Mills, Inc.	8,744	450	Franklin Resources, Inc.	9,296	322
Ingredion, Inc.	9,465	897	Hartford Financial Services Group, Inc.	7,104	372
Kellogg Co.	3,844	232	HCP, Inc. (ö)	97,261	2,896
Kimberly-Clark Corp.	1,652	212	Huntington Bancshares, Inc.	19,429	270
Kraft Heinz Co. (The)	7,472	248	Intercontinental Exchange, Inc.	6,356	517
Molson Coors Brewing Co. Class B	33,118	2,126	Invesco, Ltd.	65,506	1,439
Mondelez International, Inc. Class A	18,094	920	Jack Henry & Associates, Inc.	2,277	339
PepsiCo, Inc.	7,943	1,017	JPMorgan Chase & Co.	75,037	8,708
Philip Morris International, Inc.	32,277	2,794	KeyCorp	17,185	302
Procter & Gamble Co. (The)	12,881	1,372	KKR & Co. , Inc. Class A	132,491	3,239
Sysco Corp.	6,417	452	M&T Bank Corp.	2,074	353
Tyson Foods, Inc. Class A	23,146	1,736	Marsh & McLennan Cos. , Inc.	7,846	740
Walgreens Boots Alliance, Inc.	8,502	455	MasterCard, Inc. Class A	6,545	1,664
		19,492	MetLife, Inc.	5,915	273
			Navient Corp.	15,637	211
Energy - 11.0%			New York Community Bancorp, Inc.	14,275	166
BP PLC - ADR	148,832	6,508	PayPal Holdings, Inc. (Æ)	7,065	797

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 5

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
PNC Financial Services Group, Inc. (The)	5,454	747	Materials and Processing - 4.5%
Prologis, Inc. (ö)	12,300	943	Air Products & Chemicals, Inc.	2,817	580
Prudential Financial, Inc.	1,800	190	Crown Holdings, Inc. (Æ)	33,540	1,950
Public Storage(ö)	2,625	581	Dow Chemical Co. (The)	12,578	714
Regions Financial Corp.	23,511	365	DowDuPont, Inc.	111,299	4,279
Santander Consumer USA Holdings, Inc.	15,335	327	Eastman Chemical Co.	17,360	1,369
Signature Bank	2,000	264	Ecolab, Inc.	1,636	301
Simon Property Group, Inc. (ö)	4,717	819	Freeport-McMoRan, Inc.	49,237	606
SLM Corp.	73,985	752	Huntsman Corp.	38,000	845
State Street Corp.	42,059	2,846	Linde PLC	19,700	3,551
SunTrust Banks, Inc.	5,486	359	LyondellBasell Industries NV Class A	5,066	447
TFS Financial Corp.	23,515	391	PPG Industries, Inc.	4,815	566
Travelers Cos. , Inc. (The)	4,358	626	Westrock Co.	3,700	142
Two Harbors Investment Corp. (ö)	44,596	618			15,350
US Bancorp	64,208	3,424
Visa, Inc. Class A	11,015	1,811	Producer Durables - 10.5%
Voya Financial, Inc.	7,877	432	3M Co.	4,922	933
Wells Fargo & Co.	84,712	4,101	Accenture PLC Class A	4,933	901
		80,774	AerCap Holdings NV(Æ)	32,780	1,627
			American Airlines Group, Inc.	69,932	2,390
Health Care - 10.3%			Ametek, Inc.	2,319	204
Abbott Laboratories	14,207	1,130	Automatic Data Processing, Inc.	4,838	795
AbbVie, Inc.	8,595	682	Boeing Co. (The)	2,588	977
Acadia Pharmaceuticals, Inc. (Æ)	7,100	171	Carlisle Cos. , Inc.	833	118
Alexion Pharmaceuticals, Inc. (Æ)	2,321	316	Cummins, Inc.	1,467	244
Allergan PLC	2,272	334	Danaher Corp.	5,976	791
Amgen, Inc.	4,191	752	Deere & Co.	2,201	365
Baxter International, Inc.	7,431	567	Delta Air Lines, Inc.	41,740	2,433
Becton Dickinson and Co.	2,816	678	Emerson Electric Co.	7,565	537
Biogen, Inc. (Æ)	2,294	526	FedEx Corp.	2,053	389
BioMarin Pharmaceutical, Inc. (Æ)	2,074	177	Fluor Corp.	4,100	163
Bristol-Myers Squibb Co.	21,974	1,020	Garrett Motion, Inc. (Æ)	920	17
Celgene Corp. (Æ)	4,122	390	General Dynamics Corp.	10,753	1,922
Cerner Corp.	5,835	388	General Electric Co.	355,841	3,619
Cigna Corp.	1,663	264	Honeywell International, Inc.	5,981	1,038
Eli Lilly & Co.	6,647	778	Illinois Tool Works, Inc.	4,042	629
Gilead Sciences, Inc.	18,767	1,221	Johnson Controls International PLC(Æ)	87,686	3,288
Horizon Pharma PLC(Æ)	44,737	1,142	Lockheed Martin Corp.	1,646	549
IQVIA Holdings, Inc. (Æ)	3,823	531	Northrop Grumman Corp.	1,779	516
Jazz Pharmaceuticals PLC(Æ)	6,234	809	Paychex, Inc.	4,455	376
Johnson & Johnson	43,469	6,138	Raytheon Co.	1,443	256
Medtronic PLC	10,193	905	Southwest Airlines Co.	18,881	1,024
Merck & Co. , Inc.	20,781	1,636	Stanley Black & Decker, Inc.	22,505	3,299
Mylan NV(Æ)	40,441	1,092	Union Pacific Corp.	6,291	1,114
Pfizer, Inc.	161,664	6,565	United Continental Holdings, Inc. (Æ)	3,707	329
Regeneron Pharmaceuticals, Inc. (Æ)	633	217	United Parcel Service, Inc. Class B	6,202	659
Sanofi - ADR	47,108	2,060	United Technologies Corp.	27,385	3,906
Seattle Genetics, Inc. (Æ)	3,204	217	Waste Management, Inc.	5,857	629
Stryker Corp.	4,157	785			36,037
Thermo Fisher Scientific, Inc.	3,934	1,091
United Therapeutics Corp. (Æ)	2,660	273	Technology - 14.3%
UnitedHealth Group, Inc.	5,274	1,229	Activision Blizzard, Inc.	2,619	126
Vertex Pharmaceuticals, Inc. (Æ)	1,868	316	Adobe, Inc. (Æ)	3,311	958
Zimmer Biomet Holdings, Inc.	8,142	1,003	Alphabet, Inc. Class A(Æ)	1,682	2,017
		35,403	Alphabet, Inc. Class C(Æ)	1,637	1,946
			Amdocs, Ltd.	5,818	320
			Amphenol Corp. Class A	4,519	450

See accompanying notes which are an integral part of the financial statements.

6 Equity Income Fund

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Apple, Inc.	34,745	6,971
Applied Materials, Inc.	5,362	236
Avnet, Inc.	3,816	185
Broadcom, Inc.	1,552	494
Cisco Systems, Inc.	34,720	1,943
Cognizant Technology Solutions Corp. Class
A	10,150	741
Corning, Inc.	6,831	218
Electronic Arts, Inc. (Æ)	1,809	171
Facebook, Inc. Class A(Æ)	28,147	5,444
HP, Inc. (Æ)	13,776	275
Intel Corp.	43,674	2,229
International Business Machines Corp.	21,234	2,978
Intuit, Inc.	2,273	571
IPG Photonics Corp. (Æ)	7,578	1,324
Lam Research Corp.	1,319	274
Marvell Technology Group, Ltd.	66,255	1,658
Micron Technology, Inc. (Æ)	36,804	1,548
Microsoft Corp.	49,477	6,462
Motorola Solutions, Inc.	2,500	362
NVIDIA Corp.	6,937	1,256
Oracle Corp.	58,998	3,264
QUALCOMM, Inc.	39,150	3,372
Salesforce. com, Inc. (Æ)	1,966	325
Synopsys, Inc. (Æ)	2,559	310
Texas Instruments, Inc.	6,936	817
		49,245

Utilities - 7.2%
American Electric Power Co. , Inc.	5,343	457
AT&T, Inc.	239,072	7,401
Dominion Energy, Inc.	56,987	4,438
Duke Energy Corp.	6,769	617
Entergy Corp.	37,149	3,600
Exelon Corp.	69,664	3,549
NextEra Energy, Inc.	3,081	599
PG&E Corp. (Æ)	8,900	200
Southern Co. (The)	16,816	895
Verizon Communications, Inc.	50,285	2,876
		24,632

Total Common Stocks
(cost $256,147)		333,844

Short-Term Investments - 3.1%
U. S. Cash Management Fund(@)	10,745,627(8)	10,748
Total Short-Term Investments
(cost $10,748)		10,748

Total Investments 100.1%
(identified cost $266,895)		344,592

Other Assets and Liabilities, Net
- (0.1%)		(237)
Net Assets - 100.0%		344,355

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 7

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	17	USD	2,506	06/19	2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$35,175	$—	$—	$—	$35,175	10.2
Consumer Staples	19,492	—	—	—	19,492	5.6
Energy	37,736	—	—	—	37,736	11.0
Financial Services	80,774	—	—	—	80,774	23.4
Health Care	35,403	—	—	—	35,403	10.3
Materials and Processing	15,350	—	—	—	15,350	4.5
Producer Durables	36,037	—	—	—	36,037	10.5
Technology	49,245	—	—	—	49,245	14.3
Utilities	24,632	—	—	—	24,632	7.2
Short-Term Investments	—	—	—	10,748	10,748	3.1
Total Investments	333,844	—	—	10,748	344,592	100.1
Other Assets and Liabilities, Net						(0.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	2	—	—	—	2	— *
Total Other Financial Instruments**	$2	$—	$—	$—	$2

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Equity Income Fund

Russell Investment Company
Equity Income Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Equity
Derivatives not accounted for as hedging instruments		Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*		$2

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$50	$—
Foreign currency exchange contracts	—	(1)
Total	$50	$(1)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$81	$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 9

Russell Investment Company
Equity Income Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$266,895
Investments, at fair value(>)	344,592
Receivables:
Dividends and interest	401
Dividends from affiliated funds	15
Investments sold	8
Fund shares sold	47
Variation margin on futures contracts	2
Prepaid expenses	1
Total assets	345,066

Liabilities
Payables:
Fund shares redeemed	384
Accrued fees to affiliates	236
Other accrued expenses	91
Total liabilities	711

Net Assets	$344,355

See accompanying notes which are an integral part of the financial statements.

10 Equity Income Fund

Russell Investment Company
Equity Income Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$61,265
Shares of beneficial interest	144
Additional paid-in capital	282,946
Net Assets	$344,355

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$24.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$25.63
Class A — Net assets	$23,864,531
Class A — Shares outstanding ($. 01 par value)	987,884
Net asset value per share: Class C(#)	$23.29
Class C — Net assets	$32,499,005
Class C — Shares outstanding ($. 01 par value)	1,395,504
Net asset value per share: Class E(#)	$24.22
Class E — Net assets	$3,373,212
Class E — Shares outstanding ($. 01 par value)	139,270
Net asset value per share: Class S(#)	$24.06
Class S — Net assets	$257,263,191
Class S — Shares outstanding ($. 01 par value)	10,694,664
Net asset value per share: Class Y(#)	$24.02
Class Y — Net assets	$27,354,742
Class Y — Shares outstanding ($. 01 par value)	1,138,949
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$10,748

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 11

Russell Investment Company
Equity Income Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,549
Dividends from affiliated funds	137
Interest	29
Total investment income	4,715

Expenses
Advisory fees	1,041
Administrative fees	91
Custodian fees	69
Distribution fees - Class A	31
Distribution fees - Class C	121
Transfer agent fees - Class A	23
Transfer agent fees - Class C	30
Transfer agent fees - Class E	3
Transfer agent fees - Class S	280
Transfer agent fees - Class Y	1
Professional fees	42
Registration fees	42
Shareholder servicing fees - Class C	40
Shareholder servicing fees - Class E	4
Trustees’ fees	9
Printing fees	19
Miscellaneous	17
Expenses before reductions	1,863
Expense reductions	(153)
Net expenses	1,710
Net investment income (loss)	3,005

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12,579)
Investments in affiliated funds	1
Futures contracts	50
Foreign currency exchange contracts	(1)
Net realized gain (loss)	(12,529)
Net change in unrealized appreciation (depreciation) on:
Investments	27,369
Futures contracts	81
Net change in unrealized appreciation (depreciation)	27,450
Net realized and unrealized gain (loss)	14,921
Net Increase (Decrease) in Net Assets from Operations	$17,926

See accompanying notes which are an integral part of the financial statements.

12 Equity Income Fund

Russell Investment Company
Equity Income Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,005	$6,581
Net realized gain (loss)	(12,529)	114,206
Net change in unrealized appreciation (depreciation)	27,450	(89,727)
Net increase (decrease) in net assets from operations	17,926	31,060

Distributions
To shareholders
Class A	(7,045)	(3,945)
Class C	(9,681)	(4,987)
Class E	(987)	(528)
Class S	(91,377)	(62,044)
Class Y	(7,596)	(4,486)
Net decrease in net assets from distributions	(116,686)	(75,990)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(50,720)	(57,763)
Total Net Increase (Decrease) in Net Assets	(149,480)	(102,693)

Net Assets
Beginning of period	493,835	596,528
End of period	$344,355	$493,835

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 13

Russell Investment Company
Equity Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	29	$689	147	$4,921
Proceeds from reinvestment of distributions	337	6,974	120	3,905
Payments for shares redeemed	(294)	(7,785)	(221)	(7,437)
Net increase (decrease)	72	(122)	46	1,389
Class C
Proceeds from shares sold	48	1,065	31	1,021
Proceeds from reinvestment of distributions	483	9,658	157	4,966
Payments for shares redeemed	(252)	(5,621)	(268)	(8,784)
Net increase (decrease)	279	5,102	(80)	(2,797)
Class E
Proceeds from shares sold	3	80	3	106
Proceeds from reinvestment of distributions	47	973	16	522
Payments for shares redeemed	(21)	(441)	(26)	(871)
Net increase (decrease)	29	612	(7)	(243)
Class S
Proceeds from shares sold	174	4,174	530	17,602
Proceeds from reinvestment of distributions	4,349	89,713	1,888	61,093
Payments for shares redeemed	(6,127)	(153,728)	(3,993)	(133,577)
Net increase (decrease)	(1,604)	(59,841)	(1,575)	(54,882)
Class Y
Proceeds from shares sold	160	3,577	13	393
Proceeds from reinvestment of distributions	216	4,458	88	2,855
Payments for shares redeemed	(166)	(4,506)	(132)	(4,478)
Net increase (decrease)	210	3,529	(31)	(1,230)
Total increase (decrease)	(1,014)	$(50,720)	(1,647)	$(57,763)

See accompanying notes which are an integral part of the financial statements.

14 Equity Income Fund

(This page intentionally left blank)

Russell Investment Company
Equity Income Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	32.27	.17	. 67	. 84	(.19)	(8.76)
October 31, 2018	35.18	.32	1.31	1.63	(.30)	(4.24)
October 31, 2017	31.65	.26	6.46	6.72	(.27)	(2.92)
October 31, 2016	38.50	.34	. 45	. 79	(.37)	(7.27)
October 31, 2015	43.30	.31	1.44	1.75	(.44)	(6.11)
October 31, 2014	38.17	.39	5.12	5.51	(.38)	—

Class C
April 30, 2019*	31.45	.07	. 62	. 69	(.09)	(8.76)
October 31, 2018	34.41	.07	1.28	1.35	(.07)	(4.24)
October 31, 2017	31.05	.02	6.31	6.33	(.05)	(2.92)
October 31, 2016	37.90	.10	. 45	. 55	(.13)	(7.27)
October 31, 2015	42.78	. 02	1.42	1.44	(.21)	(6.11)
October 31, 2014	37.78	.08	5.07	5.15	(.15)	—

Class E
April 30, 2019*	32.33	.17	. 67	. 84	(.19)	(8.76)
October 31, 2018	35.24	.33	1.30	1.63	(.30)	(4.24)
October 31, 2017	31.69	.27	6.46	6.73	(.26)	(2.92)
October 31, 2016	38.53	.34	. 46	. 80	(.37)	(7.27)
October 31, 2015	43.33	.31	1.43	1.74	(.43)	(6.11)
October 31, 2014	38.17	.40	5.13	5.53	(.37)	—

Class S
April 30, 2019*	32.18	.21	. 66	. 87	(.23)	(8.76)
October 31, 2018	35.10	.43	1.29	1.72	(.40)	(4.24)
October 31, 2017	31.60	.33	6.47	6.80	(.38)	(2.92)
October 31, 2016	38.45	.42	. 45	. 87	(.45)	(7.27)
October 31, 2015	43.26	.41	1.43	1.84	(.54)	(6.11)
October 31, 2014	38.12	.49	5.13	5.62	(.48)	—

Class Y
April 30, 2019*	32.15	.22	. 66	. 88	(.25)	(8.76)
October 31, 2018	35.07	.48	1.30	1.78	(.46)	(4.24)
October 31, 2017(7)	32.22	.06	3.10	3.16	(.31)	—
October 31, 2016(j)	—	—	—	—	—	—
October 31, 2015	43.19	.26	2.13	2.39	(.38)	(6.11)
October 31, 2014	38.06	.58	5.11	5.69	(.56)	—

See accompanying notes which are an integral part of the financial statements.

16 Equity Income Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
(8.95)	24.16	7.28	23,865	1.14	1.09	1.40	15
(4.54)	32.27	4.65	29,572	1.11	1.09	. 97	118
(3.19)	35.18	22.63	30,614	1.11	1.11	. 79	90
(7.64)	31.65	3.15	28,620	1.08	1.08	1.07	73
(6.55)	38.50	4.17	34,474	1.09	1.09	. 79	90
(. 38)	43.30	14.49	36,334	1.08	1.08	. 95	73
(8.85)	23.29	6.87	32,499	1.89	1.84	. 62	15
(4.31)	31.45	3.85	35,110	1.86	1.84	. 21	118
(2.97)	34.41	21.73	41,162	1.86	1.86	. 05	90
(7.40)	31.05	2.42	42,062	1.83	1.83	. 32	73
(6.32)	37.90	3.39	50,046	1.84	1.84	. 04	90
(. 15)	42.78	13.66	54,530	1.83	1.83	. 21	73
(8.95)	24.22	7.27	3,373	1.14	1.09	1.38	15
(4.54)	32.33	4.65	3,553	1.11	1.09	. 96	118
(3.18)	35.24	22.61	4,124	1.11	1.11	. 82	90
(7.64)	31.69	3.18	6,889	1.08	1.08	1.07	73
(6.54)	38.53	4.14	7,752	1.09	1.09	. 80	90
(. 37)	43.33	14.52	11,449	1.08	1.08	. 97	73
(8.99)	24.06	7.44	257,263	. 89	. 80	1.69	15
(4.64)	32.18	4.95	395,755	. 86	. 80	1.25	118
(3.30)	35.10	22.94	486,964	. 86	. 83	1.01	90
(7.72)	31.60	3.43	260,691	. 83	. 83	1.33	73
(6.65)	38.45	4.42	361,883	. 84	. 84	1.04	90
(. 48)	43.26	14.80	428,952	. 83	. 83	1.20	73
(9.01)	24.02	7.52	27,355	. 70	. 65	1.81	15
(4.70)	32.15	5.12	29,845	. 66	. 64	1.42	118
(. 31)	35.07	9.86	33,664	. 66	. 66	1.16	90
—	—	–	—	—	—	—	—
(6.49)	39.09	5.88	12,557	. 64	. 64	1.30	90
(. 56)	43.19	15.02	707,630	. 63	. 63	1.42	73

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 17

Russell Investment Company
Equity Income Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$142,607
Administration fees			13,775
Distribution fees			24,805
Shareholder servicing fees			7,307
Transfer agent fees			44,108
Trustee fees			3,042
			$235,644
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$7,012	$ 156,222	$ 152,487	$ 1	$ —	$10,748	$137	$—
	$7,012	$ 156,222	$ 152,487	$ 1	$ —	$10,748	$137	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of Investments	$272,416,022
Unrealized Appreciation	$80,733,305
Unrealized Depreciation	(8,556,080)
Net Unrealized Appreciation (Depreciation)	$72,177,225

See accompanying notes which are an integral part of the financial statements.

18 Equity Income Fund

Russell Investment Company
Sustainable Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,091.20	$1,017.70
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.41	$7.15
Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2019	$1,086.80	$1,013.98
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.28	$10.89

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.18%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2018	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2019	$1,091.20	$1,017.70
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.41	$7.15
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

Sustainable Equity Fund 19

Russell Investment Company
Sustainable Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,092.70	$1,019.14
Expenses Paid During Period*	$5.92	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,093.40	$1,019.89
Expenses Paid During Period*	$5.14	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

20 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.3%			Procter & Gamble Co. (The)	34,943	3,721
Consumer Discretionary - 13.4%			Sysco Corp. (Û)	36,304	2,555
Amazon. com, Inc. (Æ)	1,545	2,976	Unilever NV	105,083	6,359
AutoZone, Inc. (Æ)(Ð)	1,761	1,811
Best Buy Co. , Inc. (Ð)	9,370	697			51,597
Bloomin' Brands, Inc.	21,720	434
Bright Horizons Family Solutions, Inc. (Æ)	1,867	239	Energy - 3.5%
			Cabot Oil & Gas Corp. (Ð)	22,400	580
Cable One, Inc.	1,371	1,454	ConocoPhillips	4,850	306
CarMax, Inc. (Æ)(Ñ)	23,665	1,843	Core Laboratories NV	29,357	1,861
Costco Wholesale Corp. (Ð)	6,830	1,677	Exxon Mobil Corp.	1,745	140
Dana Holding Corp.	9,300	181	HollyFrontier Corp. (Ð)	5,100	243
Dollar General Corp.	58,660	7,397	Occidental Petroleum Corp.	49,815	2,933
Dollar Tree, Inc. (Æ)(Ð)	4,000	445	Peabody Energy Corp.	23,090	664
Domino's Pizza, Inc.	4,702	1,272	Phillips 66(Ð)	22,450	2,116
Ford Motor Co.	54,800	573	Royal Dutch Shell PLC Class A - ADR	50,640	3,218
Graham Holdings Co. Class B	200	149	Schlumberger, Ltd.	48,101	2,053
Hilton Worldwide Holdings, Inc. (Ð)	2,110	184	Valero Energy Corp. (Ð)	18,710	1,696
Home Depot, Inc. (The)	3,638	741	World Fuel Services Corp.	12,600	389
Instructure, Inc. (Æ)(Ð)	6,800	293
John Wiley & Sons, Inc. Class A(Ð)	3,191	147			16,199
Lowe's Cos. , Inc.	66,852	7,565
Madison Square Garden Co. (The) Class A(Æ)	4,155	1,298	Financial Services - 21.0%
McDonald's Corp.	15,331	3,029	Aflac, Inc.	136,383	6,871
Nike, Inc. Class B(Ð)	14,608	1,283	Alexandria Real Estate Equities, Inc. (ö)	489	70
NVR, Inc. (Æ)	534	1,683	Allstate Corp. (The)(Û)	29,185	2,891
Omnicom Group, Inc.	38,622	3,091	American Express Co. (Ð)	6,178	724
O'Reilly Automotive, Inc. (Æ)	4,844	1,834	American Homes 4 Rent Class A(ö)	8,265	198
Ross Stores, Inc.	75,681	7,391	American International Group, Inc. (Ð)	54,970	2,615
Scientific Games Corp. Class A(Æ)(Ð)	4,765	110	American Tower Corp. (ö)	22,885	4,469
Sensata Technologies Holding PLC(Æ)	42,734	2,134	Ameriprise Financial, Inc.	3,280	481
Service Corp. International	2,098	87	Apartment Investment & Management Co.
Starbucks Corp. (Û)	46,919	3,644	Class A(ö)	4,574	226
TEGNA, Inc.	30,500	486	Arthur J Gallagher & Co.	1,143	96
TJX Cos. , Inc. (Û)	52,710	2,893	AvalonBay Communities, Inc. (ö)	411	83
Walt Disney Co. (The)	5,456	747	Axis Capital Holdings, Ltd.	8,460	481
Yum! Brands, Inc. (Û)	21,220	2,215	BancFirst Corp.	500	28
			Bank of New York Mellon Corp. (The)	4,145	206
		62,003	Banner Corp.	8,070	428
			Berkshire Hathaway, Inc. Class B(Æ)(Ð)	35,518	7,697
Consumer Staples - 11.2%			Camden Property Trust(ö)	9,166	922
Altria Group, Inc.	5,073	276	Capital One Financial Corp.	1,162	108
Archer-Daniels-Midland Co.	49,250	2,197	CBRE Group, Inc. Class A(Æ)	22,130	1,152
Church & Dwight Co. , Inc.	2,571	193	Chubb, Ltd.	1,844	268
Clorox Co. (The)	1,054	168	CME Group, Inc. Class A	1,438	257
Coca-Cola Co. (The)	159,646	7,831	Commerce Bancshares, Inc. (Ð)	20,076	1,213
Colgate-Palmolive Co. (Ð)	85,738	6,241	CubeSmart(ö)	10,028	320
ConAgra Foods, Inc.	74,051	2,279	Cullen/Frost Bankers, Inc.	6,222	633
Core-Mark Holding Co. , Inc.	4,700	171	Discover Financial Services(Ð)	9,350	762
CVS Health Corp.	94,838	5,157	Douglas Emmett, Inc. (ö)	12,602	519
Hormel Foods Corp.	2,334	93	E*Trade Financial Corp.	14,400	730
JM Smucker Co. (The)	28,197	3,458	Equity Commonwealth(ö)	17,010	541
Kellogg Co.	1,687	102	Equity LifeStyle Properties, Inc. Class A(ö)	1,447	169
Kimberly-Clark Corp. (Û)	19,388	2,489	Essex Property Trust, Inc. (ö)	341	96
Kroger Co. (The)	183,924	4,742	Evercore, Inc. Class A	6,597	643
McCormick & Co. , Inc.	1,090	168	Everest Re Group, Ltd.	5,180	1,220
Nu Skin Enterprises, Inc. Class A	6,020	306	Extra Space Storage, Inc. (ö)	2,028	210
PepsiCo, Inc. (Ð)	20,899	2,676	Federal Realty Investment Trust(ö)	615	82
Philip Morris International, Inc.	4,800	415

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 21

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
First American Financial Corp.	16,100	919	Eli Lilly & Co. (Û)	25,271	2,958
First Hawaiian, Inc.	21,210	586	Genomic Health, Inc. (Æ)	5,150	331
First Republic Bank	20,963	2,214	Gilead Sciences, Inc.	11,300	735
Fiserv, Inc. (Æ)	10,816	944	Halozyme Therapeutics, Inc. (Æ)	13,800	223
Global Payments, Inc.	18,031	2,634	Humana, Inc.	3,177	811
Hartford Financial Services Group, Inc.	1,700	89	Johnson & Johnson	76,933	10,864
Host Hotels & Resorts, Inc. (ö)	4,044	78	MEDNAX, Inc. (Æ)	10,170	284
Intercontinental Exchange, Inc. (Û)	29,667	2,414	Medtronic PLC	6,073	539
Invitation Homes, Inc. (ö)	337	8	Merck & Co. , Inc.	82,215	6,471
Jack Henry & Associates, Inc.	1,363	203	Pfizer, Inc.	23,000	934
JPMorgan Chase & Co.	4,505	523	Quest Diagnostics, Inc.	27,211	2,623
Liberty Property Trust(Ð)(ö)	15,480	768	Stryker Corp.	1,589	300
LPL Financial Holdings, Inc.	12,760	945	Teleflex, Inc.	8,897	2,546
M&T Bank Corp. (Ð)	12,521	2,129	Tenet Healthcare Corp. (Æ)(Ð)	9,120	200
Markel Corp. (Æ)	3,486	3,735	Thermo Fisher Scientific, Inc.	13,762	3,818
Marsh & McLennan Cos. , Inc.	73,814	6,961	UnitedHealth Group, Inc. (Ð)(Û)	46,233	10,776
MasterCard, Inc. Class A(Û)	22,600	5,746	Varian Medical Systems, Inc. (Æ)(Ð)	7,450	1,014
MetLife, Inc.	2,655	122	Vertex Pharmaceuticals, Inc. (Æ)	2,490	421
MFA Financial, Inc. (ö)	41,152	309			68,859
Moody's Corp.	10,632	2,090
Nasdaq, Inc.	922	85	Materials and Processing - 4.3%
NMI Holdings, Inc. Class A(Æ)(Ð)	9,000	253	AptarGroup, Inc.	3,021	336
Northern Trust Corp.	17,559	1,731	Armstrong World Industries, Inc.	5,610	486
Old Republic International Corp.	4,411	99	Ashland Global Holdings, Inc. (Ð)	8,860	713
Park Hotels & Resorts, Inc. (ö)	3,486	112	Cabot Corp. (Ð)	1,422	65
PNC Financial Services Group, Inc. (The)	2,271	311	Comfort Systems USA, Inc.	3,950	214
Popular, Inc.	12,639	729	Eastman Chemical Co.	18,400	1,451
Progressive Corp. (The)	24,893	1,946	Ecolab, Inc.	28,342	5,216
Prologis, Inc. (ö)	4,778	366	Ingersoll-Rand PLC	19,150	2,348
Prudential Financial, Inc. (Ð)	10,400	1,099	Lennox International, Inc. (Ð)	5,270	1,431
Public Storage(ö)	861	190	Linde PLC	5,075	915
Raymond James Financial, Inc. (Ð)	2,740	251	LyondellBasell Industries NV Class A(Ð)	18,990	1,675
Rayonier, Inc. (ö)	17,616	560	NewMarket Corp. (Ð)	1,758	738
Reinsurance Group of America, Inc. Class A	2,081	316	PolyOne Corp. (Ð)	10,150	281
Retail Properties of America, Inc. Class A(ö)	48,600	597	PPG Industries, Inc.	1,403	165
Simon Property Group, Inc. (ö)	3,093	537	RPM International, Inc.	1,362	83
Starwood Property Trust, Inc. (ö)	4,489	103	Silgan Holdings, Inc. (Ð)	35,400	1,060
State Street Corp.	103,606	7,010	Sonoco Products Co.	3,043	192
Travelers Cos. , Inc. (The)(Ð)	20,553	2,955	Stepan Co.	3,600	333
US Bancorp	47,419	2,528	Valmont Industries, Inc. (Ð)	4,750	640
Visa, Inc. Class A	24,570	4,040	Watsco, Inc.	2,131	338
Western Union Co. (The)	5,077	99	WR Grace & Co. (Ð)	15,900	1,202
WR Berkley Corp.	4,017	246
					19,882
		96,989
			Producer Durables - 13.2%
Health Care - 14.9%			3M Co.	17,113	3,243
Abbott Laboratories	93,591	7,446	Accenture PLC Class A	18,396	3,360
Align Technology, Inc. (Æ)(Ð)	2,317	752	AGCO Corp.	20,760	1,469
Allergan PLC	4,895	720	Automatic Data Processing, Inc.	36,420	5,987
Allscripts Healthcare Solutions, Inc. (Æ)	74,000	730	CH Robinson Worldwide, Inc. (Ð)	7,040	570
Amgen, Inc.	38,110	6,834	Cummins, Inc.	3,410	567
Anthem, Inc. (Æ)	8,696	2,287	Curtiss-Wright Corp.	1,733	197
Baxter International, Inc.	3,548	271	Danaher Corp.	1,420	188
Biogen, Inc. (Æ)	5,000	1,146	Eaton Corp. PLC	3,900	323
Bristol-Myers Squibb Co. (Ð)	21,020	976	EMCOR Group, Inc.	11,994	1,009
Centene Corp. (Æ)	6,830	352	Emerson Electric Co.	2,462	175
Cerner Corp. (Ð)	22,530	1,497

See accompanying notes which are an integral part of the financial statements.

22 Sustainable Equity Fund

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Sustainable Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Expeditors International of Washington, Inc.	19,700	1,565	FireEye, Inc. (Æ)(Ð)	21,700	348
Exponent, Inc.	9,096	515	Fortinet, Inc. (Æ)	5,040	471
Fortive Corp.	25,077	2,165	Groupon, Inc. Class A(Æ)	63,100	222
General Dynamics Corp.	2,807	502	Hewlett Packard Enterprise Co.	59,790	945
Graco, Inc.	4,926	252	HP, Inc. (Æ)	62,600	1,249
Honeywell International, Inc.	44,441	7,716	HubSpot, Inc. (Æ)(Ð)	1,960	362
Illinois Tool Works, Inc.	44,471	6,921	Inphi Corp. (Æ)	8,630	394
Itron, Inc. (Æ)	11,810	634	Intel Corp.	28,508	1,455
JB Hunt Transport Services, Inc. (Ð)	5,760	544	International Business Machines Corp.	5,171	725
Korn/Ferry International	2,400	113	Intuit, Inc.	12,954	3,252
Landstar System, Inc.	12,910	1,407	Juniper Networks, Inc.	42,880	1,191
Lockheed Martin Corp.	274	91	Manhattan Associates, Inc. (Æ)(Ð)	7,570	511
ManpowerGroup, Inc.	11,013	1,058	Microchip Technology, Inc. (Ñ)	55,513	5,545
MAXIMUS, Inc. (Ð)	9,690	714	Microsoft Corp. (Û)	120,918	15,791
Mettler-Toledo International, Inc. (Æ)	2,587	1,928	NetScout Systems, Inc. (Æ)(Ð)	22,170	652
National Instruments Corp.	22,347	1,053	Oracle Corp.	62,545	3,461
Navistar International Corp. (Æ)	7,310	250	Progress Software Corp.	24,930	1,137
Paychex, Inc.	10,181	858	Synopsys, Inc. (Æ)	8,175	990
Pentair PLC	29,310	1,143	Tableau Software, Inc. Class A(Æ)(Ð)	6,829	832
Quanta Services, Inc.	23,350	948	Teradata Corp. (Æ)	1,830	83
Raytheon Co.	2,893	514	Twitter, Inc. (Æ)(Ð)	15,110	603
Rollins, Inc. (Ð)	22,600	874	Varonis Systems, Inc. (Æ)	4,600	327
Roper Technologies, Inc.	9,570	3,442	VeriSign, Inc. (Æ)	8,810	1,740
Schneider National, Inc. Class B	19,400	405	Viavi Solutions, Inc. Class W(Æ)	32,670	435
Terex Corp.	11,730	391	Yelp, Inc. Class A(Æ)	8,120	325
Textron, Inc.	17,370	921			82,013
Toro Co. (The)	17,890	1,309
TransDigm Group, Inc. (Æ)	5,201	2,510	Utilities - 2.0%
United Technologies Corp.	2,183	311	ALLETE, Inc.	5,430	442
WESCO International, Inc. (Æ)	6,460	370	AT&T, Inc.	35,980	1,114
WW Grainger, Inc.	8,121	2,290	CenterPoint Energy, Inc. (Ð)	38,790	1,202
		60,802	Cogent Communications Holdings, Inc.	6,081	336
			Consolidated Edison, Inc.	14,594	1,257
Technology - 17.8%			Eversource Energy(Æ)(Ð)	17,370	1,245
Adobe, Inc. (Æ)	9,127	2,640	Exelon Corp.	1,460	74
Alphabet, Inc. Class C(Æ)(Û)	11,565	13,745	MDU Resources Group, Inc.	29,172	763
Alphabet, Inc. Class A(Æ)	1,217	1,459	NextEra Energy, Inc.	9,223	1,794
Amkor Technology, Inc. (Æ)	20,293	184	Verizon Communications, Inc.	13,195	755
Amphenol Corp. Class A	4,605	458			8,982
Anixter International, Inc. (Æ)	8,107	510

Apple, Inc.	19,875	3,989	Total Common Stocks
Arrow Electronics, Inc. (Æ)	25,155	2,126
Aspen Technology, Inc. (Æ)	14,160	1,726	(cost $361,778)		467,326
Avnet, Inc.	23,820	1,158
Booking Holdings, Inc. (Æ)	410	761	Short-Term Investments - 7.6%
Bottomline Technologies, Inc. (Æ)	7,554	382	U. S. Cash Management Fund(@)	30,017,395(8)	30,024
Box, Inc. Class A(Æ)	15,700	324	United States Treasury Bills
Cirrus Logic, Inc. (Æ)	26,980	1,284	2.314% due 05/23/19 (ç)(§)(ž)	2,500	2,496
Cisco Systems, Inc.	11,786	659
Citrix Systems, Inc.	7,670	774	2.363% due 12/05/19 (§)(ž)	2,500	2,465
Cognizant Technology Solutions Corp. Class			Total Short-Term Investments
A	4,497	328	(cost $34,983)		34,985
CommVault Systems, Inc. (Æ)	8,087	425
Cornerstone OnDemand, Inc. (Æ)	19,640	1,073	Other Securities - 1.6%
Dropbox, Inc. Class A(Æ)	11,700	285	U. S. Cash Collateral Fund(×)(@)	7,303,390(8)	7,303
F5 Networks, Inc. (Æ)	9,070	1,423	Total Other Securities
Facebook, Inc. Class A(Æ)	16,827	3,254

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 23

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
(cost $7,303)		7,303	Pacific Premier Bancorp, Inc.	(18,840)	(548)
			Potlatch Corp. (ö)	(18,941)	(732)
Total Investments 110.5%			Simmons First National Corp. Class A	(2,400)	(61)
(identified cost $404,064)		509,614	Tanger Factory Outlet Centers, Inc. (ö)	(31,700)	(572)
Securities Sold Short - (8.8)%			Two Harbors Investment Corp. (ö)	(46,300)	(642)
Consumer Discretionary - (1.8)%					(9,363)
2U, Inc. (Æ)	(9,580)	(580)	Health Care - (1.2)%
CarMax, Inc. (Æ)	(10,340)	(805)	Acceleron Pharma, Inc. (Æ)	(5,163)	(210)
Carvana Co. (Æ)	(1,300)	(93)	AnaptysBio, Inc. (Æ)	(800)	(58)
Dorman Products, Inc. (Æ)	(10,290)	(902)	Arena Pharmaceuticals, Inc. (Æ)	(11,070)	(507)
Fox Factory Holding Corp. (Æ)	(10,630)	(825)	Bluebird Bio, Inc. (Æ)	(470)	(67)
Lennar Corp. Class A	(14,300)	(744)	Emergent BioSolutions, Inc. (Æ)	(13,780)	(712)
Liberty Broadband Corp. Class A(Æ)	(7,800)	(767)	Exact Sciences Corp. (Æ)	(1,300)	(128)
Meredith Corp.	(14,635)	(864)	Global Blood Therapeutics, Inc. (Æ)	(1,600)	(89)
Monro Muffler Brake, Inc.	(8,850)	(742)	Guardant Health, Inc. (Æ)	(900)	(59)
Strategic Education, Inc. (Æ)	(2,570)	(368)	Heron Therapeutics, Inc. (Æ)	(2,700)	(59)
Tempur Sealy International, Inc. (Æ)	(11,470)	(704)	Inogen, Inc. (Æ)	(3,200)	(279)
Tiffany & Co.	(2,300)	(248)	LHC Group, Inc. (Æ)	(6,780)	(753)
TRI Pointe Group, Inc. (Æ)	(50,400)	(658)	Ligand Pharmaceuticals, Inc. Class B(Æ)	(5,500)	(692)
		(8,300)	Madrigal Pharmaceuticals, Inc. (Æ)	(570)	(61)
Consumer Staples - (0.5)%			MyoKardia, Inc. (Æ)	(1,400)	(67)
Hain Celestial Group, Inc. (The)(Æ)	(21,500)	(469)	Nektar Therapeutics(Æ)	(2,000)	(64)
J&J Snack Foods Corp.	(1,260)	(198)	REGENXBIO, Inc. (Æ)	(1,200)	(60)
Keurig Dr Pepper, Inc.	(25,700)	(747)	Repligen Corp. (Æ)	(12,029)	(811)
National Vision Holdings, Inc. (Æ)	(9,170)	(248)	Sage Therapeutics, Inc. (Æ)	(1,020)	(172)
Simply Good Foods Co. (The)(Æ)	(4,276)	(96)	Teladoc Health, Inc. (Æ)	(8,410)	(478)
Spectrum Brands Holdings, Inc.	(7,800)	(480)	Ultragenyx Pharmaceutical, Inc. (Æ)	(4,340)	(286)
		(2,238)	Zogenix, Inc. (Æ)	(1,800)	(70)
Energy - (0.4)%					(5,682)
Antero Resources Corp. (Æ)	(52,000)	(377)	Materials and Processing - (0.5)%
Callon Petroleum Co. (Æ)	(38,100)	(286)	AAON, Inc.	(12,181)	(612)
Diamondback Energy, Inc.	(6,150)	(654)	International Flavors & Fragrances, Inc.	(4,940)	(681)
GrafTech International, Ltd.	(18,900)	(216)	JELD-WEN Holding, Inc. (Æ)	(3,300)	(65)
Matador Resources Co. (Æ)	(13,600)	(268)	Simpson Manufacturing Co. , Inc.	(6,960)	(443)
Parsley Energy, Inc. Class A(Æ)	(11,400)	(228)	SiteOne Landscape Supply, Inc. (Æ)	(5,960)	(401)
		(2,029)			(2,202)
Financial Services - (2.0)%			Producer Durables - (1.2)%
AGNC Investment Corp. (Æ)	(38,600)	(687)	Aerojet Rocketdyne Holdings, Inc. (Æ)	(18,380)	(622)
Annaly Capital Management, Inc. (ö)	(67,800)	(684)	Altra Industrial Motion Corp.	(20,970)	(786)
Apollo Commercial Real Estate Finance,
Inc. (ö)	(41,200)	(772)	GATX Corp.	(8,720)	(673)
Chimera Investment Corp. (ö)	(36,700)	(704)	Healthcare Services Group, Inc.	(19,820)	(671)
			Knight-Swift Transportation Holdings, Inc.
Colony Capital, Inc. (ö)	(52,891)	(272)	(Æ)	(11,170)	(373)
Colony Credit Real Estate, Inc. (ö)	(29,999)	(466)	LCI Industries	(10,280)	(903)
First Financial Bancorp	(27,460)	(689)	Nordson Corp.	(4,950)	(722)
Ladder Capital Corp. Class A(ö)	(40,211)	(700)	Snap-on, Inc.	(3,970)	(668)
MFA Financial, Inc. (ö)	(90,198)	(677)			(5,418)
New Residential Investment Corp. (ö)	(42,075)	(707)	Technology - (0.9)%
New York Community Bancorp, Inc.	(38,700)	(450)	Alteryx, Inc. Class A(Æ)	(3,500)	(310)

See accompanying notes which are an integral part of the financial statements.

24 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Diodes, Inc. (Æ)	(8,500)	(310)
	Envestnet, Inc. (Æ)	(12,480)	(886)
	GrubHub, Inc. (Æ)	(5,870)	(392)
	II-VI, Inc. (Æ)	(4,900)	(195)
	Match Group, Inc.	(800)	(48)
	MongoDB, Inc. (Æ)	(1,260)	(178)
	Plantronics, Inc.	(12,315)	(634)
	Roku, Inc. (Æ)	(1,000)	(64)
	Science Applications International Corp.	(9,200)	(689)
	Trade Desk, Inc. (The) Class A(Æ)	(360)	(80)
	Vishay Intertechnology, Inc.	(16,200)	(321)
			(4,107)
	Utilities - (0.3)%
	Centennial Resource Development, Inc. Class
	A(Æ)	(41,400)	(436)
	j2 Global, Inc.	(1,220)	(107)
	Pattern Energy Group, Inc. Class A	(38,816)	(897)
			(1,440)

	Total Securities Sold Short
	(proceeds $38,397)		(40,779)

	Other Assets and Liabilities, Net
-	(1.7%)		(7,650)
	Net Assets - 100.0%		461,185

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 25

Russell Investment Company
Sustainable Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Put	17	2,695.00	USD	4,582	05/03/19	—
S&P 500 Index	Goldman Sachs	Put	18	2,800.00	USD	5,040	05/10/19	(4)
S&P 500 Index	Goldman Sachs	Put	17	2,815.00	USD	4,786	05/10/19	(13)
S&P 500 Index	Goldman Sachs	Put	17	2,790.00	USD	4,743	05/17/19	(7)
Total Liability for Options Written (premiums received $65)								(24)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$62,003	$—	$—	$—	$62,003	13.4
Consumer Staples	51,597	—	—	—	51,597	11.2
Energy	16,199	—	—	—	16,199	3.5
Financial Services	96,989	—	—	—	96,989	21.0
Health Care	68,859	—	—	—	68,859	14.9
Materials and Processing	19,882	—	—	—	19,882	4.3
Producer Durables	60,802	—	—	—	60,802	13.2
Technology	82,013	—	—	—	82,013	17.8
Utilities	8,982	—	—	—	8,982	2.0
Short-Term Investments	—	4,961	—	30,024	34,985	7.6
Other Securities	—	—	—	7,303	7,303	1.6
Total Investments	467,326	4,961	—	37,327	509,614	110.5
Securities Sold Short***	(40,779)	—	—	—	(40,779)	(8.8)
Other Assets and Liabilities, Net						(1.7)
						100.0
Other Financial Instruments
Liabilities
Options Written	(24)	—	—	—	(24)	(—)*
Total Other Financial Instruments**	$(24)	$—	$—	$—	$(24)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$24
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(319)
Options written	468
Total	$149

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(3)
Options written	98
Total	$95

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 27

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$7,233	$—	$7,233
Total Financial and Derivative Assets		7,233	—	7,233
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$7,233	$—	$7,233

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	$1,799	$—	$1,799	$—
HSBC	5,434	—	5,434	—
Total	$7,233	$—	$7,233	$—

See accompanying notes which are an integral part of the financial statements.

28 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$24	$—	$24
Short Sales	Securities sold short, at fair value	40,779	—	40,779
Total Financial and Derivative Liabilities		40,803	—	40,803
Financial and Derivative Liabilities not subject to a netting agreement		(24)	—	(24)
Total Financial and Derivative Liabilities subject to a netting agreement		$40,779	$—	$40,779

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$40,779	$—	$ 40,779	$—
Total	$40,779	$—	$ 40,779	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 29

Russell Investment Company
Sustainable Equity Fund

5
Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$404,064
Investments, at fair value(*)(>)	509,614
Receivables:
Dividends and interest	258
Dividends from affiliated funds	53
Investments sold	1,830
Fund shares sold	22
From broker(a)	1,591
Variation margin on futures contracts	45
Prepaid expenses	2
Total assets	513,415

Liabilities
Payables:
Due to broker (b)	1,500
Investments purchased	1,648
Fund shares redeemed	560
Accrued fees to affiliates	304
Other accrued expenses	112
Options written, at fair value(x)	24
Securities sold short, at fair value(‡)	40,779
Payable upon return of securities loaned	7,303
Total liabilities	52,230

Net Assets	$461,185

See accompanying notes which are an integral part of the financial statements.

30 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$115,522
Shares of beneficial interest	88
Additional paid-in capital	345,575
Net Assets	$461,185

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$52.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$55.64
Class A — Net assets	$22,417,702
Class A — Shares outstanding ($. 01 par value)	427,521
Net asset value per share: Class C(#)	$51.79
Class C — Net assets	$33,846,872
Class C — Shares outstanding ($. 01 par value)	653,521
Net asset value per share: Class E(#)	$52.58
Class E — Net assets	$2,326,751
Class E — Shares outstanding ($. 01 par value)	44,253
Net asset value per share: Class S(#)	$52.53
Class S — Net assets	$253,886,620
Class S — Shares outstanding ($. 01 par value)	4,833,505
Net asset value per share: Class Y(#)	$52.42
Class Y — Net assets	$148,706,668
Class Y — Shares outstanding ($. 01 par value)	2,836,852
Amounts in thousands
(x) Premiums received on options written	$65
(*) Securities on loan included in investments	$7,233
(‡) Proceeds on securities sold short	$38,397
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$37,327

(a) Receivable from Broker of Options	$1,591
(b) Due to Broker for Futures	$1,500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 31

Russell Investment Company
Sustainable Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,474
Dividends from affiliated funds	254
Interest	172
Securities lending income (net)	6
Total investment income	4,906

Expenses
Advisory fees	1,264
Administrative fees	111
Custodian fees	58
Distribution fees - Class A	28
Distribution fees - Class C	124
Transfer agent fees - Class A	21
Transfer agent fees - Class C	31
Transfer agent fees - Class E	2
Transfer agent fees - Class S	243
Transfer agent fees - Class Y	3
Professional fees	52
Registration fees	44
Shareholder servicing fees - Class C	41
Shareholder servicing fees - Class E	3
Trustees’ fees	9
Printing fees	17
Dividends from securities sold short	519
Interest expense paid on securities sold short	173
Miscellaneous	15
Expenses before reductions	2,758
Expense reductions	(51)
Net expenses	2,707
Net investment income (loss)	2,199

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,730
Investments in affiliated funds	2
Futures contracts	(319)
Options written	468
Securities sold short	1,407
Net realized gain (loss)	14,288
Net change in unrealized appreciation (depreciation) on:
Investments	27,703
Investments in affiliated funds	2
Futures contracts	(3)
Options written	98
Securities sold short	(4,480)
Net change in unrealized appreciation (depreciation)	23,320
Net realized and unrealized gain (loss)	37,608
Net Increase (Decrease) in Net Assets from Operations	$39,807

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

32 Sustainable Equity Fund

Russell Investment Company
Sustainable Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,199	$4,368
Net realized gain (loss)	14,288	37,652
Net change in unrealized appreciation (depreciation)	23,320	701
Net increase (decrease) in net assets from operations	39,807	42,721

Distributions
To shareholders
Class A	(1,848)	(2,437)
Class C	(2,695)	(3,650)
Class E	(181)	(300)
Class S	(21,814)	(29,836)
Class Y	(12,250)	(19,321)
Net decrease in net assets from distributions	(38,788)	(55,544)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(29,384)	(83,666)
Total Net Increase (Decrease) in Net Assets	(28,365)	(96,489)

Net Assets
Beginning of period	489,550	586,039
End of period	$461,185	$489,550

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 33

Russell Investment Company
Sustainable Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	10	$501	84	$4,447
Proceeds from reinvestment of distributions	40	1,797	46	2,372
Payments for shares redeemed	(72)	(3,509)	(166)	(8,773)
Net increase (decrease)	(22)	(1,211)	(36)	(1,954)
Class C
Proceeds from shares sold	13	610	13	669
Proceeds from reinvestment of distributions	59	2,668	70	3,597
Payments for shares redeemed	(79)	(3,826)	(207)	(10,916)
Net increase (decrease)	(7)	(548)	(124)	(6,650)
Class E
Proceeds from shares sold	—**	13	2	94
Proceeds from reinvestment of distributions	4	177	6	296
Payments for shares redeemed	(3)	(130)	(26)	(1,343)
Net increase (decrease)	1	60	(18)	(953)
Class S
Proceeds from shares sold	136	6,489	265	14,027
Proceeds from reinvestment of distributions	456	20,754	558	28,783
Payments for shares redeemed	(985)	(48,136)	(1,355)	(72,091)
Net increase (decrease)	(393)	(20,893)	(532)	(29,281)
Class Y
Proceeds from shares sold	17	804	44	2,264
Proceeds from reinvestment of distributions	270	12,249	375	19,321
Payments for shares redeemed	(390)	(19,845)	(1,252)	(66,413)
Net increase (decrease)	(103)	(6,792)	(833)	(44,828)
Total increase (decrease)	(524)	$(29,384)	(1,543)	$(83,666)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

34 Sustainable Equity Fund

(This page intentionally left blank)

Russell Investment Company
Sustainable Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	52.52	. 18	3.96	4.14	(.18)	(4.04)
October 31, 2018	53.93	. 29	3.46	3.75	(.34)	(4.82)
October 31, 2017	49.22	. 34	8.20	8.54	(.30)	(3.53)
October 31, 2016	47.76	. 45	1.55	2.00	(.54)	—
October 31, 2015	46.04	. 50	1.72	2.22	(.50)	—
October 31, 2014	40.06	. 40	6.00	6.40	(.42)	—

Class C
April 30, 2019*	52.01	(.01)	3.91	3.90	(.08)	(4.04)
October 31, 2018	53.53	(.11)	3.43	3.32	(.02)	(4.82)
October 31, 2017	48.98	(.04)	8.15	8.11	(.03)	(3.53)
October 31, 2016	47.52	. 10	1.53	1.63	(.17)	—
October 31, 2015	45.80	. 15	1.72	1.87	(.15)	—
October 31, 2014	39.87	. 08	5.95	6.03	(.10)	—

Class E
April 30, 2019*	52.66	. 17	3.97	4.14	(.18)	(4.04)
October 31, 2018	54.05	. 29	3.47	3.76	(.33)	(4.82)
October 31, 2017	49.29	. 35	8.21	8.56	(.27)	(3.53)
October 31, 2016	47.82	. 46	1.54	2.00	(.53)	—
October 31, 2015	46.08	. 52	1.71	2.23	(.49)	—
October 31, 2014	40.08	. 42	5.98	6.40	(.40)	—

Class S
April 30, 2019*	52.60	. 25	3.97	4.22	(.25)	(4.04)
October 31, 2018	54.01	. 44	3.47	3.91	(.50)	(4.82)
October 31, 2017	49.29	. 47	8.23	8.70	(.45)	(3.53)
October 31, 2016	47.82	. 59	1.53	2.12	(.65)	—
October 31, 2015	46.09	. 63	1.72	2.35	(.62)	—
October 31, 2014	40.11	. 51	6.00	6.51	(.53)	—

Class Y
April 30, 2019*	52.51	. 28	3.96	4.24	(.29)	(4.04)
October 31, 2018	53.93	. 52	3.46	3.98	(.58)	(4.82)
October 31, 2017	49.22	. 57	8.21	8.78	(.54)	(3.53)
October 31, 2016	47.75	. 70	1.52	2.22	(.75)	—
October 31, 2015	46.03	. 71	1.73	2.44	(.72)	—
October 31, 2014	40.06	. 60	5.99	6.59	(.62)	—

See accompanying notes which are an integral part of the financial statements.

36 Sustainable Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(g)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(4.22)	52.44	9.12	22,418	1.43	1.43	. 71	37
(5.16)	52.52	7.17	23,608	1.44	1.44	. 54	67
(3.83)	53.93	18.25	26,181	1.37	1.37	. 67	99
(. 54)	49.22	4.21	28,450	1.26	1.26	. 93	94
(. 50)	47.76	4.86	21,590	1.09	1.09	1.07	93
(. 42)	46.04	16.05	25,233	1.09	1.09	. 94	105

(4.12)	51.79	8.68	33,847	2.18	2.18	(. 04)	37
(4.84)	52.01	6.36	34,361	2.19	2.19	(. 21)	67
(3.56)	53.53	17.36	41,987	2.12	2.12	(. 08)	99
(. 17)	48.98	3.43	43,815	2.01	2.01	. 20	94
(. 15)	47.52	4.09	46,206	1.84	1.84	. 32	93
(. 10)	45.80	15.15	50,833	1.84	1.84	. 19	105

(4.22)	52.58	9.12	2,327	1.43	1.43	. 70	37
(5.15)	52.66	7.15	2,258	1.44	1.44	. 54	67
(3.80)	54.05	18.26	3,312	1.37	1.37	. 68	99
(. 53)	49.29	4.20	5,781	1.26	1.26	. 95	94
(. 49)	47.82	4.87	6,262	1.09	1.09	1.10	93
(. 40)	46.08	16.03	9,598	1.09	1.09	. 97	105

(4.29)	52.53	9.27	253,886	1.18	1.14	1.00	37
(5.32)	52.60	7.49	274,932	1.19	1.15	. 83	67
(3.98)	54.01	18.57	311,079	1.12	1.09	. 91	99
(. 65)	49.29	4.46	181,534	1.01	1.01	1.21	94
(. 62)	47.82	5.14	200,122	. 84	. 84	1.34	93
(. 53)	46.09	16.32	266,202	. 84	. 84	1.20	105

(4.33)	52.42	9.34	148,707	. 99	. 99	1.14	37
(5.40)	52.51	7.65	154,392	. 99	. 99	. 99	67
(4.07)	53.93	18.79	203,480	. 92	. 92	1.11	99
(. 75)	49.22	4.67	215,913	. 81	. 81	1.46	94
(. 72)	47.75	5.34	527,015	. 64	. 64	1.51	93
(. 62)	46.03	16.54	596,837	. 64	. 64	1.39	105

See accompanying notes which are an integral part of the financial statements.

Sustainable Equity Fund 37

Russell Investment Company
Sustainable Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$208,016
Administration fees	18,267
Distribution fees	25,297
Shareholder servicing fees	7,379
Transfer agent fees	43,346
Trustee fees	1,807
$304,112

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

		Fair Value,				Change in
	Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
		Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$		$ 38,393	$ 31,090	$ —	$ —	$7,303	$56	$—
U. S. Cash Management Fund		14,946	128,174	113,100	2	2	30,024	254	—
		$14,946	$ 166,567	$ 144,190	$ 2	$ 2	$37,327	$310	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$367,978,077
Unrealized Appreciation	$114,261,411
Unrealized Depreciation	(13,363,998)
Net Unrealized Appreciation (Depreciation)	$100,897,413

See accompanying notes which are an integral part of the financial statements.

38 Sustainable Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,076.40	$1,016.12
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$9.01	$8.75

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,072.10	$1,012.40
	Expenses Paid During Period*	$12.84	$12.47
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.50%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,074.90	$1,016.07
of other funds.	Expenses Paid During Period*	$9.05	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Dynamic Equity Fund 39

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,077.00	$1,017.55
Expenses Paid During Period*	$7.52	$7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,078.30	$1,018.05
Expenses Paid During Period*	$7.01	$6.80

(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

40 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 103.0%			Starbucks Corp.	9,899	769
Consumer Discretionary - 20.1%			Target Corp.	2,851	221
Aaron's, Inc. Class A(Û)	4,810	268	TEGNA, Inc.	6,600	105
Advance Auto Parts, Inc.	750	125	Thomson Reuters Corp.	2,149	133
Amazon. com, Inc. (Æ)(Û)	1,093	2,105	TJX Cos. , Inc.	4,717	259
AutoZone, Inc. (Æ)	247	254	Toll Brothers, Inc.	3,035	116
Best Buy Co. , Inc. (Ð)	5,270	392	TripAdvisor, Inc. (Æ)	18,732	997
Bloomin' Brands, Inc.	4,500	90	Walmart, Inc.	1,078	111
Cable One, Inc.	256	271	Walt Disney Co. (The)	3,299	452
Carnival Corp.	3,324	182	Yum! Brands, Inc.	3,970	415
Charter Communications, Inc. Class A(Æ)	3,557	1,320
Chipotle Mexican Grill, Inc. Class A(Æ)(Ð)	462	318			23,143
Comcast Corp. Class A	4,165	181
Costco Wholesale Corp. (Ð)	1,215	299	Consumer Staples - 3.1%
			Altria Group, Inc.	1,287	70
Coty, Inc. Class A	1,237	13	Archer-Daniels-Midland Co.	10,172	453
Dana Holding Corp.	3,000	59	Bunge, Ltd.	3,900	204
Dollar General Corp.	9,761	1,231	Coca-Cola Bottling Co. Consolidated, Inc.	180	59
Dollar Tree, Inc. (Æ)(Ð)	20,328	2,262	Colgate-Palmolive Co. (Ð)	1,194	87
Domino's Pizza, Inc. (Ð)	1,108	300	Constellation Brands, Inc. Class A	6,207	1,313
Ford Motor Co. (Ð)	125,920	1,316	CVS Health Corp.	1,374	75
Fox Corp. Class A	1,722	67	Kimberly-Clark Corp.	3,399	437
General Motors Co.	3,252	127	Kraft Heinz Co. (The)	447	15
Gildan Activewear, Inc. Class A(Ñ)	10,093	372	Kroger Co. (The)	1,249	32
Graham Holdings Co. Class B	57	42	Molson Coors Brewing Co. Class B	361	23
Hasbro, Inc.	14,281	1,454	Mondelez International, Inc. Class A	552	28
Home Depot, Inc. (The)	1,364	278	Monster Beverage Corp. (Æ)	741	44
Interpublic Group of Cos. , Inc. (The)	14,271	328	Nu Skin Enterprises, Inc. Class A	1,500	76
Jack in the Box, Inc. (Ð)	400	31	Philip Morris International, Inc.	1,007	87
Kohl's Corp.	1,665	118	Procter & Gamble Co. (The)	1,447	154
L Brands, Inc. (Ð)	3,200	82	Sysco Corp.	1,953	138
Las Vegas Sands Corp.	1,480	99	Tyson Foods, Inc. Class A	556	42
Lear Corp.	3,427	490	US Foods Holding Corp. (Æ)(Ð)	4,950	181
Lennar Corp. Class A	1,123	58	Walgreens Boots Alliance, Inc.	1,581	85
Liberty Global PLC Class A(Æ)	7,490	202
Liberty Global PLC Class C(Æ)	44,622	1,167			3,603
Lowe's Cos. , Inc.	1,273	144
Madison Square Garden Co. (The) Class			Energy - 6.3%
A(Æ)(Û)	1,016	317	Anadarko Petroleum Corp.	1,284	94
Marriott International, Inc. Class A	973	133	Apache Corp.	1,311	43
McDonald's Corp.	839	166	Arch Coal, Inc. Class A(Ð)	1,100	107
Meritage Homes Corp. (Æ)	1,305	67	Baker Hughes, a GE Co. LLC	12,881	309
Michaels Cos. , Inc. (The)(Æ)(Ð)	1,400	16	Cabot Oil & Gas Corp.	5,500	142
Mohawk Industries, Inc. (Æ)	2,191	299	Cenovus Energy, Inc. (Ñ)	40,153	398
Murphy USA, Inc. (Æ)(Ð)	900	77	Chevron Corp.	5,897	708
Netflix, Inc. (Æ)	324	120	Cimarex Energy Co.	328	23
Newell Rubbermaid, Inc. (Ñ)	19,403	279	Concho Resources, Inc.	730	84
News Corp. Class A	8,543	106	ConocoPhillips	1,422	90
Nike, Inc. Class B	1,850	162	Devon Energy Corp.	999	32
NVR, Inc. (Æ)(Û)	91	287	Enbridge, Inc.	990	37
Office Depot, Inc.	7,734	19	EOG Resources, Inc. (Ð)	5,826	560
Omnicom Group, Inc.	6,684	535	Exxon Mobil Corp.	9,765	784
PulteGroup, Inc.	11,664	367	Halliburton Co.	23,366	661
PVH Corp.	2,285	295	Hess Corp.	1,688	108
Ross Stores, Inc.	1,196	117	Marathon Petroleum Corp.	3,635	221
Royal Caribbean Cruises, Ltd.	869	105	National Oilwell Varco, Inc. (Ð)	18,171	475
Scientific Games Corp. Class A(Æ)(Û)	1,100	25	Occidental Petroleum Corp.	3,058	180
Sirius XM Holdings, Inc.	4,744	28	Peabody Energy Corp.	2,300	66

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 41

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Phillips 66(Ð)	5,784	545	LPL Financial Holdings, Inc.	1,500	111
Pioneer Natural Resources Co.	2,844	474	M&T Bank Corp.	2,180	371
Royal Dutch Shell PLC Class A - ADR	5,474	348	MasterCard, Inc. Class A	9,080	2,309
Schlumberger, Ltd.	1,428	61	MetLife, Inc.	14,277	658
Valero Energy Corp. (Ð)	6,530	592	Morgan Stanley	12,435	600
Weatherford International PLC(Æ)	47,800	26	Northern Trust Corp. (Ð)	4,040	398
World Fuel Services Corp.	2,580	80	NorthStar Realty Europe Corp. (ö)	4,064	72
		7,248	PayPal Holdings, Inc. (Æ)	13,906	1,569
			Piedmont Office Realty Trust, Inc. Class A(ö)	4,417	92
Financial Services - 23.7%			PNC Financial Services Group, Inc. (The)	288	39
Affiliated Managers Group, Inc.	410	45	Popular, Inc.	3,730	215
Aflac, Inc.	2,325	117	ProAssurance Corp.	1,390	52
Allstate Corp. (The)	5,330	528	Progressive Corp. (The)	1,080	84
American Express Co.	444	52	Prologis, Inc. (ö)	3,861	296
American International Group, Inc.	18,388	874	Prudential Financial, Inc. (Ð)	4,890	517
American Tower Corp. (ö)	770	150	Public Storage(ö)	506	112
Ameriprise Financial, Inc.	1,900	279	Raymond James Financial, Inc.	2,380	218
AvalonBay Communities, Inc. (ö)	178	36	Rayonier, Inc. (ö)(Û)	800	25
AXA Equitable Holdings, Inc.	17,020	386	Reinsurance Group of America, Inc. Class A	1,110	168
Axis Capital Holdings, Ltd.	9,070	515	SBA Communications Corp. (Æ)(ö)(Û)	1,560	318
Bank of America Corp.	23,281	712	Simon Property Group, Inc. (ö)	149	26
Bank of New York Mellon Corp. (The)	1,977	98	State Street Corp. (Ð)	5,286	358
Berkshire Hathaway, Inc. Class B(Æ)	850	184	SunTrust Banks, Inc.	2,116	139
BlackRock, Inc. Class A	81	39	Travelers Cos. , Inc. (The)(Ð)	2,680	385
Boston Properties, Inc. (ö)	859	118	UBS Group AG(Æ)	23,182	312
Brighthouse Financial, Inc. (Æ)	63	3	Ventas, Inc. (ö)	640	39
Brookfield Property Partners, LP	2,143	45	Visa, Inc. Class A	8,921	1,468
Capital One Financial Corp.	6,802	631	Vornado Realty Trust(ö)	1,187	82
CBRE Group, Inc. Class A(Æ)(Û)	5,990	312	Voya Financial, Inc. (Ð)	12,556	689
Charles Schwab Corp. (The)	25,323	1,159	Wells Fargo & Co.	11,972	580
Chubb, Ltd.	781	113	Welltower, Inc. (ö)	795	59
Citigroup, Inc.	9,649	683	Weyerhaeuser Co. (ö)	6,227	167
Citizens Financial Group, Inc.	6,550	237			27,194
CME Group, Inc. Class A	4,654	833
Colony Capital, Inc. (ö)	5,335	27	Health Care - 11.3%
Crown Castle International Corp. (ö)	5,969	751	Abbott Laboratories	741	59
Cullen/Frost Bankers, Inc. (Ð)	1,870	190	AbbVie, Inc.	8,062	640
Digital Realty Trust, Inc. (ö)	404	48	Alexion Pharmaceuticals, Inc. (Æ)	783	107
Discover Financial Services(Ð)	4,700	383	Alkermes PLC(Æ)(Ð)	5,360	163
Douglas Emmett, Inc. (ö)(Û)	2,040	84	Allergan PLC	3,731	548
E*Trade Financial Corp.	5,310	269	Allscripts Healthcare Solutions, Inc. (Æ)(Ð)	11,300	112
Equinix, Inc. (Æ)(ö)	258	117	AmerisourceBergen Corp. Class A(Ð)	2,960	221
Equity Commonwealth(ö)	4,193	133	Amgen, Inc.	2,995	538
Equity Residential(ö)	1,859	142	Anthem, Inc. (Æ)(Û)	998	262
Essex Property Trust, Inc. (ö)	169	48	Baxter International, Inc.	1,052	80
Evercore, Inc. Class A	1,200	117	Becton Dickinson and Co.	182	44
Everest Re Group, Ltd.	1,030	243	Biogen, Inc. (Æ)	4,276	980
First BanCorp	3,500	40	Bristol-Myers Squibb Co. (Ð)	11,020	512
First Republic Bank	1,115	118	Cardinal Health, Inc. (Ð)	12,495	609
Franklin Resources, Inc.	11,839	410	Celgene Corp. (Æ)	681	64
Goldman Sachs Group, Inc. (The)	2,368	487	Centene Corp. (Æ)(Ð)(Û)	6,200	320
Green Dot Corp. Class A(Æ)	1,000	64	Cigna Corp.	697	111
HCP, Inc. (ö)	2,715	81	Gilead Sciences, Inc.	2,294	149
Interactive Brokers Group, Inc. Class A(Ð)	2,800	152	Halozyme Therapeutics, Inc. (Æ)	1,400	23
JBG Smith Properties(ö)	783	33	HCA Healthcare, Inc.	758	96
JPMorgan Chase & Co.	6,154	714	HMS Holdings Corp. (Æ)	3,298	100
KKR & Co. , Inc. Class A	76,267	1,866	Humana, Inc. (Û)	1,575	403

See accompanying notes which are an integral part of the financial statements.

42 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
IDEXX Laboratories, Inc. (Æ)	281	65	American Airlines Group, Inc.	931	32
Illumina, Inc. (Æ)	2,641	824	Arconic, Inc. (Ð)	7,100	153
Incyte Corp. (Æ)	2,870	220	Automatic Data Processing, Inc.	280	46
IQVIA Holdings, Inc. (Æ)	13,705	1,903	Boeing Co. (The)	1,842	696
Jazz Pharmaceuticals PLC(Æ)(Ð)	1,080	140	Caterpillar, Inc.	723	101
Johnson & Johnson	1,223	173	Colfax Corp. (Æ)(Ð)	3,200	97
Laboratory Corp. of America Holdings(Æ)	422	67	CoStar Group, Inc. (Æ)	280	139
Magellan Health, Inc. (Æ)	900	63	CSX Corp.	1,614	129
McKesson Corp.	6,086	726	Cummins, Inc.	595	99
Merck & Co. , Inc.	6,601	519	Danaher Corp.	378	50
Mylan NV(Æ)	14,522	392	Deere & Co.	704	117
Pacira Pharmaceuticals, Inc. (Æ)(Ð)	1,000	40	Delta Air Lines, Inc.	1,834	107
Perrigo Co. PLC	727	35	Dover Corp.	1,099	108
Pfizer, Inc.	3,069	125	Eaton Corp. PLC	769	64
Regeneron Pharmaceuticals, Inc. (Æ)	257	88	EMCOR Group, Inc.	1,760	148
Stryker Corp.	290	55	Emerson Electric Co.	539	38
Tenet Healthcare Corp. (Æ)(Ð)	1,700	37	Expeditors International of Washington, Inc.	3,050	242
Thermo Fisher Scientific, Inc.	196	54	Exponent, Inc.	1,200	68
UnitedHealth Group, Inc.	5,437	1,267	FedEx Corp.	354	67
Vertex Pharmaceuticals, Inc. (Æ)	632	107	Fluor Corp. (Ð)	6,330	251
		13,041	General Dynamics Corp.	216	39
			General Electric Co.	85,501	869
Materials and Processing - 3.4%			HD Supply Holdings, Inc. (Æ)	5,077	232
Air Products & Chemicals, Inc.	355	73	Honeywell International, Inc.	449	78
Albemarle Corp.	422	32	Illinois Tool Works, Inc.	258	40
Armstrong World Industries, Inc. (Ð)	1,850	160	Insperity, Inc.	700	84
Ashland Global Holdings, Inc. (Ð)	2,130	172	Itron, Inc. (Æ)	680	36
Ball Corp.	17,663	1,059	JB Hunt Transport Services, Inc.	2,791	264
Bemis Co. , Inc.	1,106	64	Johnson Controls International PLC(Æ)	865	32
Builders FirstSource, Inc. (Æ)	1,900	26	Korn/Ferry International	1,600	75
Cabot Corp.	3,562	162	L3 Technologies, Inc.	198	43
Domtar Corp.	1,030	50	Landstar System, Inc.	2,770	302
Dow Chemical Co. (The)	1,907	108	Lincoln Electric Holdings, Inc.	1,200	105
DowDuPont, Inc.	5,722	220	Lockheed Martin Corp.	265	88
Eastman Chemical Co.	872	69	ManpowerGroup, Inc. (Ð)	1,920	184
Ecolab, Inc. (Û)	1,323	243	MSC Industrial Direct Co. , Inc. Class A	398	33
Huntsman Corp.	4,700	105	National Instruments Corp. (Ð)	3,880	183
Lennox International, Inc.	760	206	Navistar International Corp. (Æ)	1,700	58
Linde PLC	1,614	291	Norfolk Southern Corp.	680	139
LyondellBasell Industries NV Class A	438	39	Northrop Grumman Corp.	136	39
Masco Corp.	1,798	70	PACCAR, Inc.	581	42
Mosaic Co. (The)	2,090	55	Pentair PLC	1,940	76
Newmont Mining Corp.	1,336	41	Quanta Services, Inc.	3,330	135
Nucor Corp.	988	56	Raytheon Co.	547	97
Olin Corp. (Ð)	5,400	117	Republic Services, Inc. Class A	1,208	100
PPG Industries, Inc.	579	68	Rollins, Inc. (Û)	4,850	188
Sonoco Products Co.	1,379	87	Ryder System, Inc. (Ð)	3,320	209
Westrock Co.	1,637	63	Schneider National, Inc. Class B	1,700	36
WR Grace & Co. (Ð)	3,420	258	Stanley Black & Decker, Inc.	3,980	583
			Terex Corp.	4,631	154
		3,894	Textron, Inc. (Ð)	5,330	283
			Union Pacific Corp.	1,254	222
Producer Durables - 8.8%			United Parcel Service, Inc. Class B	813	86
3M Co.	579	110	United Technologies Corp.	8,008	1,141
Accenture PLC Class A	310	57	Wabtec Corp. (Ñ)	2,589	191
AGCO Corp. (Ð)	4,690	332	Waste Management, Inc.	431	46
Allison Transmission Holdings, Inc. Class A	4,540	213

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 43

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WESCO International, Inc. (Æ)	1,670	96	QUALCOMM, Inc.	1,005	87
		10,072	Salesforce. com, Inc. (Æ)	1,733	287
			Symantec Corp.	14,014	339
Technology - 23.5%			Tableau Software, Inc. Class A(Æ)(Ð)	2,193	267
Adobe, Inc. (Æ)	501	145	Take-Two Interactive Software, Inc. (Æ)	12,661	1,226
Alibaba Group Holding, Ltd. - ADR(Æ)	3,263	606	Teradata Corp. (Æ)(Ð)	2,590	118
Alphabet, Inc. Class A(Æ)	948	1,137	Texas Instruments, Inc.	529	62
Alphabet, Inc. Class C(Æ)(Û)	1,404	1,669	Twitter, Inc. (Æ)	3,500	140
Amdocs, Ltd.	599	33	Varonis Systems, Inc. (Æ)	1,390	99
Amkor Technology, Inc. (Æ)	4,300	39	VeriSign, Inc. (Æ)	2,290	452
Anixter International, Inc. (Æ)	900	57	Viavi Solutions, Inc. Class W(Æ)	16,100	214
Apple, Inc.	9,053	1,816	Western Digital Corp. (Ð)	6,450	330
Applied Materials, Inc.	28,203	1,243	Yelp, Inc. Class A(Æ)	2,310	93
Arista Networks, Inc. (Æ)	3,104	969	Zynga, Inc. Class A(Æ)	35,100	199
Arrow Electronics, Inc. (Æ)	1,490	126			26,979
Aspen Technology, Inc. (Æ)	2,790	340
Autodesk, Inc. (Æ)	8,332	1,484	Utilities - 2.8%
Booking Holdings, Inc. (Æ)	74	137	ALLETE, Inc.	500	41
Bottomline Technologies, Inc. (Æ)	500	25	Ameren Corp.	643	47
Box, Inc. Class A(Æ)	3,500	72	American Electric Power Co. , Inc.	2,260	193
Cirrus Logic, Inc. (Æ)	4,270	203	American Water Works Co. , Inc.	403	44
Cisco Systems, Inc.	5,243	293	AT&T, Inc.	7,395	228
Citrix Systems, Inc. (Ð)	2,220	224	Avista Corp.	2,500	108
Cognizant Technology Solutions Corp. Class			CenturyLink, Inc.	3,885	44
A	8,176	596	CMS Energy Corp.	701	39
CommScope Holding Co. , Inc. (Æ)	5,800	144	Cogent Communications Holdings, Inc.	2,300	127
CommVault Systems, Inc. (Æ)	1,400	74	Consolidated Edison, Inc.	1,550	134
Cornerstone OnDemand, Inc. (Æ)	3,600	197	Dominion Energy, Inc.	894	70
Corning, Inc.	1,152	37	DTE Energy Co.	665	84
Dell Technologies, Inc. Class C(Æ)	805	54	Duke Energy Corp.	862	79
Dropbox, Inc. Class A(Æ)	2,500	61	Edison International	9,102	579
DXC Technology Co.	392	26	Encana Corp.	4,758	33
F5 Networks, Inc. (Æ)	830	130	Frontier Communications Corp. (Æ)(Ñ)	879	3
Facebook, Inc. Class A(Æ)	2,724	527	Hawaiian Electric Industries, Inc.	1,630	68
FireEye, Inc. (Æ)(Ð)	6,500	104	NextEra Energy, Inc.	980	191
Fortinet, Inc. (Æ)	3,050	285	NRG Energy, Inc.	5,450	224
Groupon, Inc. Class A(Æ)	9,800	34	PG&E Corp. (Æ)	1,080	24
Hewlett Packard Enterprise Co.	56,741	898	Pinnacle West Capital Corp.	900	86
HP, Inc. (Æ)	26,934	537	Public Service Enterprise Group, Inc.	945	56
HubSpot, Inc. (Æ)	310	57	Southern Co. (The)	2,001	106
Inphi Corp. (Æ)(Ð)	1,800	82	T-Mobile US, Inc. (Æ)	1,145	84
Intel Corp.	8,454	431	Verizon Communications, Inc.	4,568	260
International Business Machines Corp.	590	83	WEC Energy Group, Inc. (Æ)	640	50
Jabil Circuit, Inc.	7,500	227	Xcel Energy, Inc.	1,019	58
Juniper Networks, Inc. (Û)	9,280	258	Zayo Group Holdings, Inc. (Æ)(Ð)(Û)	6,940	217
Marvell Technology Group, Ltd.	2,614	65			3,277
Micro Focus International PLC - ADR(Æ)	520	13

Microsoft Corp. (Û)	48,608	6,347	Total Common Stocks
NetApp, Inc.	1,505	110
NetScout Systems, Inc. (Æ)(Ð)	1,670	49	(cost $101,160)		118,451
Nuance Communications, Inc. (Æ)	11,100	187
NVIDIA Corp.	461	83	Short-Term Investments - 4.8%
Oracle Corp.	7,813	433	U. S. Cash Management Fund(~)	5,541,374(8)	5,542
Palo Alto Networks, Inc. (Æ)	220	55	Total Short-Term Investments
Perspecta, Inc.	196	5	(cost $5,540)		5,542
Progress Software Corp.	3,200	146
Qorvo, Inc. (Æ)	1,500	113

See accompanying notes which are an integral part of the financial statements.

44 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Other Securities - 0.9%			Potlatch Corp. (ö)	(3,800)	(147)
U. S. Cash Collateral Fund(×)	1,022,780(8)	1,023
Total Other Securities			Redwood Trust, Inc. (ö)	(1,900)	(31)
			Sabra Health Care REIT, Inc. (ö)	(8,000)	(156)
(cost $1,023)		1,023
			Sterling Bancorp	(7,500)	(161)
			Tanger Factory Outlet Centers, Inc. (ö)	(4,700)	(85)
Total Investments 108.7%			Virtu Financial, Inc. Class A	(6,520)	(160)
(identified cost $107,723)		125,016
Securities Sold Short - (7.7)%					(1,973)
Consumer Discretionary - (1.6)%			Health Care - (1.1)%
2U, Inc. (Æ)	(1,200)	(73)	Acceleron Pharma, Inc. (Æ)	(1,100)	(45)
Bed Bath & Beyond, Inc.	(3,300)	(55)	AnaptysBio, Inc. (Æ)	(200)	(15)
Carvana Co. (Æ)	(300)	(21)	Arena Pharmaceuticals, Inc. (Æ)	(1,100)	(50)
Eldorado Resorts, Inc. (Æ)	(2,840)	(140)	Bio-Rad Laboratories, Inc. Class A(Æ)	(500)	(150)
Fox Factory Holding Corp. (Æ)	(1,980)	(154)	Emergent BioSolutions, Inc. (Æ)	(2,900)	(150)
Hanesbrands, Inc.	(8,200)	(148)	Heron Therapeutics, Inc. (Æ)	(500)	(11)
Harley-Davidson, Inc.	(4,040)	(150)	Immunomedics, Inc. (Æ)	(500)	(8)
Leggett & Platt, Inc.	(3,100)	(122)	LHC Group, Inc. (Æ)	(1,310)	(146)
Lennar Corp. Class A	(2,700)	(140)	Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,300)	(164)
Liberty Media Corp. Class A(Æ)	(2,980)	(113)	Madrigal Pharmaceuticals, Inc. (Æ)	(100)	(11)
Meredith Corp.	(3,080)	(182)	MyoKardia, Inc. (Æ)	(300)	(14)
Monro Muffler Brake, Inc.	(1,300)	(109)	Prestige Brands Holdings, Inc. (Æ)	(4,520)	(133)
Penn National Gaming, Inc. (Æ)	(6,400)	(139)	REGENXBIO, Inc. (Æ)	(200)	(10)
Strategic Education, Inc. (Æ)	(530)	(76)	Repligen Corp. (Æ)	(2,230)	(150)
Tesla, Inc. (Æ)	(559)	(133)	Sage Therapeutics, Inc. (Æ)	(190)	(32)
TRI Pointe Group, Inc. (Æ)	(6,400)	(84)	Syneos Health, Inc. (Æ)	(670)	(31)
		(1,839)	Teladoc Health, Inc. (Æ)	(1,800)	(102)
Consumer Staples - (0.1)%					(1,222)
Keurig Dr Pepper, Inc.	(5,200)	(151)	Materials and Processing - (0.4)%
			AAON, Inc.	(1,400)	(70)
Energy - (0.5)%			Beacon Roofing Supply, Inc. (Æ)	(4,300)	(162)
Callon Petroleum Co. (Æ)	(10,900)	(82)	International Flavors & Fragrances, Inc.	(1,080)	(149)
Diamondback Energy, Inc.	(1,480)	(157)	Summit Materials, Inc. Class A(Æ)	(2,400)	(42)
Matador Resources Co. (Æ)	(2,800)	(55)			(423)
QEP Resources, Inc. (Æ)	(19,100)	(144)	Producer Durables - (0.6)%
Williams Cos. , Inc. (The)	(5,500)	(156)	Altra Industrial Motion Corp.	(4,400)	(165)
		(594)	GATX Corp.	(600)	(46)
Financial Services - (1.7)%			Healthcare Services Group, Inc.	(4,400)	(149)
AGNC Investment Corp. (Æ)	(8,300)	(148)	Knight-Swift Transportation Holdings, Inc.
Annaly Capital Management, Inc. (ö)	(14,500)	(146)	(Æ)	(4,860)	(162)
Apollo Commercial Real Estate Finance,			LCI Industries	(1,960)	(172)
Inc. (ö)	(8,100)	(152)			(694)
BGC Partners, Inc. Class A	(8,800)	(48)	Technology - (1.3)%
Chimera Investment Corp. (ö)	(7,800)	(150)	Alteryx, Inc. Class A(Æ)	(700)	(62)
Colony Credit Real Estate, Inc. (ö)	(2,000)	(31)	Brooks Automation, Inc.	(3,710)	(139)
First Financial Bancorp	(4,700)	(118)	Cars. com, Inc. (Æ)	(4,100)	(85)
Jefferies Financial Group, Inc. (Æ)	(2,400)	(49)	Envestnet, Inc. (Æ)	(2,070)	(147)
KKR & Co. , Inc. Class A	(6,400)	(156)	GrubHub, Inc. (Æ)	(2,200)	(147)
Ladder Capital Corp. Class A(ö)	(3,200)	(56)	MongoDB, Inc. (Æ)	(340)	(48)
MFA Financial, Inc. (ö)	(4,100)	(31)	Plantronics, Inc.	(3,100)	(160)
New Residential Investment Corp. (ö)	(8,800)	(148)	RealPage, Inc. (Æ)	(2,620)	(171)

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 45

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Roku, Inc. (Æ)	(200)	(13)
	Science Applications International Corp.	(2,000)	(150)
	SS&C Technologies Holdings, Inc.	(2,800)	(189)
	Switch, Inc. Class A	(12,900)	(140)
	Trade Desk, Inc. (The) Class A(Æ)	(70)	(16)
			(1,467)
	Utilities - (0.4)%
	Centennial Resource Development, Inc. Class
	A(Æ)	(16,000)	(168)
	CenturyLink, Inc.	(6,700)	(77)
	Extraction Oil & Gas, Inc. (Æ)	(25,100)	(118)
	Iridium Communications, Inc. (Æ)	(200)	(5)
	Pattern Energy Group, Inc. Class A	(7,100)	(164)
			(532)

	Total Securities Sold Short
	(proceeds $8,545)		(8,895)

	Other Assets and Liabilities, Net
-	(1.0%)		(1,147)
	Net Assets - 100.0%		114,974

See accompanying notes which are an integral part of the financial statements.

46 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	24	USD	3,538	06/19	191
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					191

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$23,143	$—	$—	$—	$23,143	20.1
Consumer Staples	3,603	—	—	—	3,603	3.1
Energy	7,248	—	—	—	7,248	6.3
Financial Services	27,194	—	—	—	27,194	23.7
Health Care	13,041	—	—	—	13,041	11.3
Materials and Processing	3,894	—	—	—	3,894	3.4
Producer Durables	10,072	—	—	—	10,072	8.8
Technology	26,979	—	—	—	26,979	23.5
Utilities	3,277	—	—	—	3,277	2.8
Short-Term Investments	—	—	—	5,542	5,542	4.8
Other Securities	—	—	—	1,023	1,023	0.9
Total Investments	118,451	—	—	6,565	125,016	108.7
Securities Sold Short*	(8,895)	—	—	—	(8,895)	(7.7)
Other Assets and Liabilities, Net						(1.0)
						100.0
Other Financial Instruments
Assets
Futures Contracts	191	—	—	—	191	0.2

Total Other Financial Instruments**	$191	$—	$—	$—	$191

* Refer to Schedule of Investments for detailed sector breakout.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 47

Russell Investment Company
U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$191

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$318

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$435

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$992	$—	$ 992
Total Financial and Derivative Assets			992	—	992
Financial and Derivative Assets not subject to a netting agreement			—	—	—
Total Financial and Derivative Assets subject to a netting agreement			$992	$—	$ 992

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Barclays		$389	$—	389	$—
Citigroup		242	—	242	—
Merrill Lynch		361	—	361	—
Total		$992	$—	992	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 49

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Short Sales	Securities sold short, at fair value	$8,895	$—	$ 8,895
Total Financial and Derivative Liabilities		8,895	—	8,895
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$8,895	$—	$ 8,895

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$8,895	$—	$ 8,895	$—
Total	$8,895	$—	$ 8,895	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

50 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$107,723
Investments, at fair value(*)(>)	125,016
Cash	21
Receivables:
Dividends and interest	55
Dividends from affiliated funds	16
Investments sold	268
Fund shares sold	1
Variation margin on futures contracts	191
Total assets	125,568

Liabilities
Payables:
Investments purchased	244
Fund shares redeemed	255
Accrued fees to affiliates	88
Other accrued expenses	81
Variation margin on futures contracts	8
Securities sold short, at fair value(‡)	8,895
Payable upon return of securities loaned	1,023
Total liabilities	10,594

Net Assets	$114,974

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 51

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$17,762
Shares of beneficial interest	168
Additional paid-in capital	97,044
Net Assets	$114,974

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$6.25
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$6.63
Class A — Net assets	$1,700,602
Class A — Shares outstanding ($. 01 par value)	272,260
Net asset value per share: Class C(#)	$3.98
Class C — Net assets	$5,019,183
Class C — Shares outstanding ($. 01 par value)	1,262,535
Net asset value per share: Class E(#)	$6.28
Class E — Net assets	$33,872
Class E — Shares outstanding ($. 01 par value)	5,393
Net asset value per share: Class S(#)	$6.91
Class S — Net assets	$15,641,728
Class S — Shares outstanding ($. 01 par value)	2,264,451
Net asset value per share: Class Y(#)	$7.10
Class Y — Net assets	$92,578,811
Class Y — Shares outstanding ($. 01 par value)	13,041,427
Amounts in thousands
(*) Securities on loan included in investments	$992
(‡) Proceeds on securities sold short	$8,545
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$6,565

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

52 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$978
Dividends from affiliated funds	111
Securities lending income (net)	1
Total investment income	1,090

Expenses
Advisory fees	450
Administrative fees	27
Custodian fees	60
Distribution fees - Class A	2
Distribution fees - Class C	18
Transfer agent fees - Class A	1
Transfer agent fees - Class C	5
Transfer agent fees - Class E	—**
Transfer agent fees - Class S	15
Transfer agent fees - Class Y	2
Professional fees	36
Registration fees	40
Shareholder servicing fees - Class C	6
Shareholder servicing fees - Class E	—**
Trustees’ fees	2
Printing fees	4
Dividends from securities sold short	104
Interest expense paid on securities sold short	27
Miscellaneous	11
Expenses before reductions	810
Expense reductions	(9)
Net expenses	801
Net investment income (loss)	289

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,210
Investments in affiliated funds	2
Futures contracts	318
Foreign currency exchange contracts	—**
Securities sold short	27
Net realized gain (loss)	2,557
Net change in unrealized appreciation (depreciation) on:
Investments	5,633
Futures contracts	435
Securities sold short	(516)
Net change in unrealized appreciation (depreciation)	5,552
Net realized and unrealized gain (loss)	8,109
Net Increase (Decrease) in Net Assets from Operations	$8,398

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 53

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289	$915
Net realized gain (loss)	2,557	27,989
Net change in unrealized appreciation (depreciation)	5,552	(24,155)
Net increase (decrease) in net assets from operations	8,398	4,749

Distributions
To shareholders
Class A	(462)	(816)
Class C	(1,718)	(2,839)
Class E	(93)	(112)
Class S	(3,854)	(7,819)
Class Y	(21,621)	(32,441)
Net decrease in net assets from distributions	(27,748)	(44,027)

Share Transactions*
Net increase (decrease) in net assets from share transactions	15,827	(4,657)
Total Net Increase (Decrease) in Net Assets	(3,523)	(43,935)

Net Assets
Beginning of period	118,497	162,432
End of period	$114,974	$118,497

See accompanying notes which are an integral part of the financial statements.

54 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	6	$38	77	$676
Proceeds from reinvestment of distributions	79	412	94	786
Payments for shares redeemed	(56)	(359)	(167)	(1,431)
Net increase (decrease)	29	91	4	31
Class C
Proceeds from shares sold	48	225	48	324
Proceeds from reinvestment of distributions	506	1,685	451	2,794
Payments for shares redeemed	(180)	(800)	(543)	(3,685)
Net increase (decrease)	374	1,110	(44)	(567)
Class E
Proceeds from shares sold	—**	3	1	5
Proceeds from reinvestment of distributions	18	93	13	112
Payments for shares redeemed	(59)	(323)	(2)	(20)
Net increase (decrease)	(41)	(227)	12	97
Class S
Proceeds from shares sold	258	1,568	202	1,934
Proceeds from reinvestment of distributions	647	3,736	847	7,619
Payments for shares redeemed	(637)	(4,093)	(1,676)	(16,245)
Net increase (decrease)	268	1,211	(627)	(6,692)
Class Y
Proceeds from shares sold	168	1,099	165	1,506
Proceeds from reinvestment of distributions	3,643	21,621	3,537	32,441
Payments for shares redeemed	(1,335)	(9,078)	(3,173)	(31,473)
Net increase (decrease)	2,476	13,642	529	2,474
Total increase (decrease)	3,106	$15,827	(126)	$(4,657)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 55

Russell Investment Company
U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	8.06	. 01	. 20	. 21	—(f)	(2.02)
October 31, 2018	11.17	. 03	. 20	. 23	(.04)	(3.30)
October 31, 2017	9.32	. 01	2.33	2.34	(.02)	(. 47)
October 31, 2016	10.76	. 03	. 11	. 14	(.05)	(1.53)
October 31, 2015	12.12	—(f)	. 53	. 53	—(f)	(1.89)
October 31, 2014	12.08	(.03)	1.53	1.50	—(f)	(1.46)

Class C
April 30, 2019*	5.96	(.01)	. 05	. 04	—(f)	(2.02)
October 31, 2018	9.11	(.03)	. 19	. 16	(.01)	(3.30)
October 31, 2017	7.72	(.05)	1.91	1.86	—	(. 47)
October 31, 2016	9.21	(.03)	. 08	. 05	(.01)	(1.53)
October 31, 2015	10.70	(.07)	. 47	. 40	—	(1.89)
October 31, 2014	10.90	(.10)	1.36	1.26	—	(1.46)

Class E
April 30, 2019*	8.09	. 01	. 20	. 21	—(f)	(2.02)
October 31, 2018	11.20	. 03	. 21	. 24	(.05)	(3.30)
October 31, 2017	9.34	. 01	2.34	2.35	(.02)	(. 47)
October 31, 2016	10.78	. 03	. 11	. 14	(.05)	(1.53)
October 31, 2015	12.14	—(f)	. 53	. 53	—(f)	(1.89)
October 31, 2014	12.10	(. 02)	1.52	1.50	—	(1.46)

Class S
April 30, 2019*	8.68	. 02	. 25	. 27	(.01)	(2.02)
October 31, 2018	11.78	. 06	. 21	. 27	(.07)	(3.30)
October 31, 2017	9.79	. 04	2.46	2.50	(.04)	(. 47)
October 31, 2016	11.22	. 06	. 11	. 17	(.07)	(1.53)
October 31, 2015	12.55	. 02	. 56	. 58	(.02)	(1.89)
October 31, 2014	12.45	. 01	1.57	1.58	(.02)	(1.46)

Class Y
April 30, 2019*	8.85	. 02	. 26	. 28	(.02)	(2.02)
October 31, 2018	11.95	. 07	. 21	. 28	(.08)	(3.30)
October 31, 2017	9.94	. 06	2.48	2.54	(.06)	(. 47)
October 31, 2016	11.36	. 08	. 12	. 20	(.09)	(1.53)
October 31, 2015	12.69	. 05	. 56	. 61	(.05)	(1.89)
October 31, 2014	12.56	. 03	1.59	1.62	(.03)	(1.46)

See accompanying notes which are an integral part of the financial statements.

56 U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(2.02)	6.25	7.64	1,701	1.80	1.75	. 21	65
(3.34)	8.06	1.12	1,963	1.56	1.54	. 29	137
(. 49)	11.17	25.79	2,673	1.52	1.52	. 10	113
(1.58)	9.32	2.10	1,757	1.55	1.55	. 35	118
(1.89)	10.76	4.58	2,349	1.50	1.50	(.04)	142
(1.46)	12.12	13.40	1,994	1.52	1.52	(.22)	146

(2.02)	3.98	7.21	5,019	2.55	2.50	(.55)	65
(3.31)	5.96	. 45	5,294	2.31	2.29	(.46)	137
(. 47)	9.11	24.83	8,496	2.27	2.27	(.63)	113
(1.54)	7.72	1.41	7,509	2.30	2.30	(.40)	118
(1.89)	9.21	3.81	10,862	2.25	2.25	(.79)	142
(1.46)	10.70	12.66	11,644	2.27	2.27	(.96)	146

(2.02)	6.28	7.49	34	1.81	1.76	. 37	65
(3.35)	8.09	1.17	374	1.56	1.54	. 29	137
(. 49)	11.20	25.83	384	1.52	1.52	. 11	113
(1.58)	9.34	2.10	328	1.55	1.55	. 33	118
(1.89)	10.78	4.52	321	1.50	1.50	(.02)	142
(1.46)	12.14	13.46	1,893	1.52	1.52	(.19)	146

(2.03)	6.91	7.70	15,642	1.55	1.46	. 49	65
(3.37)	8.68	1.46	17,319	1.31	1.25	. 58	137
(. 51)	11.78	26.23	30,893	1.26	1.24	. 38	113
(1.60)	9.79	2.34	19,856	1.30	1.30	. 61	118
(1.91)	11.22	4.88	32,114	1.25	1.25	. 21	142
(1.48)	12.55	13.68	50,903	1.27	1.27	. 05	146

(2.04)	7.10	7.83	92,579	1.36	1.36	. 58	65
(3.38)	8.85	1.57	93,547	1.11	1.11	. 73	137
(. 53)	11.95	26.37	119,986	1.07	1.07	. 59	113
(1.62)	9.94	2.63	421,094	1.10	1.10	. 79	118
(1.94)	11.36	5.06	521,326	1.05	1.05	. 41	142
(1.49)	12.69	13.99	629,285	1.07	1.07	. 23	146

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 57

Russell Investment Company
U.S. Dynamic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$75,814
Administration fees	4,576
Distribution fees	3,424
Shareholder servicing fees	1,034
Transfer agent fees	2,573
Trustee fees	726
$88,147

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$317	$ 9,531	$ 8,825	$ —	$ —	$1,023	$9	$—
U. S. Cash Management Fund	5,433	27,357	27,250	2	—	5,542	111	—
	$5,750	$ 36,888	$ 36,075	$ 2	$ —	$6,565	$120	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$100,728,738
Unrealized Appreciation	$20,027,088
Unrealized Depreciation	(4,444,204)
Net Unrealized Appreciation (Depreciation)	$15,582,884

See accompanying notes which are an integral part of the financial statements.

58 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,085.10	$1,019.04
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.00	$5.81

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,081.30	$1,015.32
	Expenses Paid During Period*	$9.86	$9.54
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.91%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,085.60	$1,019.04
of other funds.	Expenses Paid During Period*	$6.00	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Strategic Equity Fund 59

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,086.30	$1,020.73
Expenses Paid During Period*	$4.24	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,086.40	$1,020.28
Expenses Paid During Period*	$4.71	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,087.60	$1,021.12
Expenses Paid During Period*	$3.83	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

60 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 102.3%			Yum! Brands, Inc.	56,120	5,858
Consumer Discretionary - 22.7%					601,820
Aaron's, Inc. Class A	63,447	3,533
Advance Auto Parts, Inc.	10,780	1,793
Amazon. com, Inc. (Æ)(Û)	19,514	37,594	Consumer Staples - 7.2%
			Altria Group, Inc.	52,866	2,872
AutoZone, Inc. (Æ)(Ð)	4,199	4,318	Anheuser-Busch InBev SA - ADR(Ñ)	260,987	23,212
Best Buy Co. , Inc. (Ð)	86,400	6,429	Archer-Daniels-Midland Co.	216,815	9,670
Bloomin' Brands, Inc.	70,340	1,406	Bunge, Ltd.	80,817	4,236
Cable One, Inc. (Û)	3,849	4,082	Coca-Cola Bottling Co. Consolidated, Inc.	3,595	1,168
Charter Communications, Inc. Class A(Æ)	41,500	15,404	Coca-Cola Co. (The)	721,975	35,420
Chipotle Mexican Grill, Inc. Class A(Æ)(Ð)	6,445	4,434	Colgate-Palmolive Co. (Ð)	19,990	1,455
Comcast Corp. Class A	667,501	29,056	Constellation Brands, Inc. Class A	92,866	19,657
Costco Wholesale Corp.	13,613	3,342	CVS Health Corp.	181,977	9,896
Dana Holding Corp.	22,198	433	Ingredion, Inc.	40,666	3,853
Darden Restaurants, Inc.	95,873	11,275	JM Smucker Co. (The)	9,541	1,170
Diageo PLC - ADR	61,934	10,445	Kimberly-Clark Corp. (Ð)	42,440	5,448
Dollar General Corp.	125,200	15,787	Kraft Heinz Co. (The)	21,600	718
Dollar Tree, Inc. (Æ)	268,339	29,861	Molson Coors Brewing Co. Class B	147,624	9,476
Domino's Pizza, Inc. (Ð)	18,131	4,906	Mondelez International, Inc. Class A	71,880	3,655
DR Horton, Inc.	176,078	7,802	Monster Beverage Corp. (Æ)	33,000	1,967
Dunkin' Brands Group, Inc.	88,925	6,637	Nestle SA - ADR(Ñ)	273,154	26,368
eBay, Inc.	598,522	23,193	Nu Skin Enterprises, Inc. Class A	23,320	1,186
Ford Motor Co. (Ð)(Û)	835,900	8,735	PepsiCo, Inc.	6,900	883
General Motors Co.	394,546	15,368	Philip Morris International, Inc.	14,000	1,212
Hasbro, Inc.	183,354	18,676	Post Holdings, Inc. (Æ)	13,400	1,511
Hilton Worldwide Holdings, Inc. (Ð)	1,311	114	Procter & Gamble Co. (The)	84,633	9,012
Home Depot, Inc. (The)	130,105	26,502	Seaboard Corp.	401	1,803
International Game Technology PLC(Ð)	36,471	534	Tyson Foods, Inc. Class A	138,663	10,401
Jack in the Box, Inc.	3,540	273	US Foods Holding Corp. (Æ)	75,589	2,763
L Brands, Inc. (Ð)	49,700	1,274	Walgreens Boots Alliance, Inc.	29,320	1,571
Liberty Global PLC Class C(Æ)	600,685	15,708
Liberty Global PLC Class A(Æ)	114,400	3,090			190,583
LVMH Moet Hennessy Louis Vuitton SE
- ADR(Ñ)	169,634	13,330	Energy - 5.9%
Madison Square Garden Co. (The) Class			Anadarko Petroleum Corp.	32,061	2,336
A(Æ)(Û)	16,238	5,073	Arch Coal, Inc. Class A(Ð)	15,904	1,542
Magna International, Inc. Class A	193,015	10,739	BP PLC - ADR	342,655	14,984
Marriott International, Inc. Class A	173,233	23,632	Cabot Oil & Gas Corp. (Ð)	75,000	1,942
McDonald's Corp.	142,187	28,092	Canadian Natural Resources, Ltd.	468,545	14,047
Michaels Cos. , Inc. (The)(Æ)(Ð)	19,630	221	Chevron Corp.	216,516	25,995
Mohawk Industries, Inc. (Æ)	48,663	6,630	Concho Resources, Inc.	12,480	1,440
Murphy USA, Inc. (Æ)(Ð)	4,050	346	ConocoPhillips	135,959	8,582
Netflix, Inc. (Æ)	23,014	8,528	Diamondback Energy, Inc.	35,338	3,760
News Corp. Class A(Û)	157,712	1,959	EOG Resources, Inc.	66,550	6,392
Norwegian Cruise Line Holdings, Ltd. (Æ)	153,495	8,656	Exxon Mobil Corp.	128,995	10,356
NVR, Inc. (Æ)(Û)	1,531	4,826	Halliburton Co.	165,858	4,699
PulteGroup, Inc.	184,484	5,804	Kinder Morgan, Inc.	231,700	4,604
Scientific Games Corp. Class A(Æ)(Û)	16,100	372	Marathon Petroleum Corp.	62,635	3,812
Starbucks Corp.	219,548	17,055	Peabody Energy Corp.	33,718	970
TEGNA, Inc.	104,017	1,656	Phillips 66	118,811	11,200
Tiffany & Co.	138,072	14,887	Pioneer Natural Resources Co.	37,020	6,162
TripAdvisor, Inc. (Æ)	251,252	13,374	Royal Dutch Shell PLC Class B - ADR(Ñ)	88,538	5,745
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	36,259	12,654	Schlumberger, Ltd.	325,609	13,897
Walmart, Inc.	352,696	36,271	Valero Energy Corp.	127,288	11,540
Walt Disney Co. (The)	275,905	37,791	Weatherford International PLC(Æ)	1,163,523	644
Weight Watchers International, Inc. (Æ)(Ñ)	455,809	9,308
Williams-Sonoma, Inc. (Ñ)	398,014	22,754

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 61

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
World Fuel Services Corp.	40,524	1,250	ProAssurance Corp.	8,267	310
		155,899	Prudential Financial, Inc.	99,837	10,554
			Raymond James Financial, Inc.	58,390	5,347
Financial Services - 20.6%			Rayonier, Inc. (ö)(Û)	22,480	715
Aflac, Inc.	39,400	1,985	Reinsurance Group of America, Inc. Class A	21,551	3,265
Alliance Data Systems Corp.	12,630	2,022	Retail Properties of America, Inc. Class A(ö)
Allstate Corp. (The)	96,540	9,563	(Û)	3,569	44
American Express Co.	125,913	14,761	SBA Communications Corp. (Æ)(Ð)(ö)(Û)	23,870	4,863
Ameriprise Financial, Inc.	52,480	7,702	SLM Corp.	320,381	3,255
Axis Capital Holdings, Ltd.	48,174	2,739	State Street Corp.	120,230	8,135
BancFirst Corp.	570	32	SunTrust Banks, Inc.	39,900	2,613
Banco Santander SA - ADR(Ñ)	1,267,545	6,325	Synchrony Financial	61,015	2,115
Bank of America Corp.	576,666	17,634	T Rowe Price Group, Inc.	15,200	1,634
Bank of New York Mellon Corp. (The)	332,209	16,498	TD Ameritrade Holding Corp.	20,900	1,099
Berkshire Hathaway, Inc. Class B(Æ)	77,117	16,712	Total System Services, Inc.	25,100	2,566
Blackstone Group, LP (The)	292,813	11,554	Travelers Cos. , Inc. (The)(Ð)	43,480	6,250
Broadridge Financial Solutions, Inc.	24,385	2,881	Two Harbors Investment Corp. (ö)	120,590	1,671
Capital One Financial Corp.	22,000	2,042	US Bancorp	71,254	3,799
CBRE Group, Inc. Class A(Æ)(Û)	63,247	3,293	Visa, Inc. Class A	154,775	25,450
Charles Schwab Corp. (The)	894,263	40,939	Voya Financial, Inc.	90,050	4,943
Chubb, Ltd.	25,689	3,730	Wells Fargo & Co.	116,477	5,639
Citigroup, Inc.	363,802	25,721			544,921
Citizens Financial Group, Inc.	94,350	3,415
CME Group, Inc. Class A	161,563	28,904	Health Care - 11.1%
Comerica, Inc.	89,325	7,020	AbbVie, Inc. (Ð)	66,360	5,268
Commerce Bancshares, Inc. (Ð)	36,526	2,207	Agilent Technologies, Inc.	35,800	2,810
Crown Castle International Corp. (ö)	67,954	8,547	Alkermes PLC(Æ)(Ð)	84,442	2,560
Cullen/Frost Bankers, Inc. (Ð)	30,520	3,104	Allergan PLC	52,510	7,719
Discover Financial Services	71,700	5,843	Allscripts Healthcare Solutions, Inc. (Æ)	183,166	1,808
Douglas Emmett, Inc. (ö)(Û)	38,550	1,588	AmerisourceBergen Corp. Class A(Ð)	45,556	3,406
E*Trade Financial Corp.	266,302	13,491	Anthem, Inc. (Æ)(Û)	60,711	15,969
Equinix, Inc. (Æ)(ö)	8,142	3,702	Baxter International, Inc.	32,200	2,457
Evercore, Inc. Class A	19,490	1,899	Becton Dickinson and Co.	13,309	3,204
Everest Re Group, Ltd.	16,090	3,789	Biogen, Inc. (Æ)	54,174	12,419
Fidelity National Information Services, Inc.	21,800	2,527	Bristol-Myers Squibb Co.	218,569	10,148
First BanCorp	55,603	628	Cardinal Health, Inc.	117,950	5,745
FleetCor Technologies, Inc. (Æ)	16,379	4,274	Celgene Corp. (Æ)	17,129	1,621
Global Payments, Inc.	24,000	3,506	Centene Corp. (Æ)	157,438	8,118
Goldman Sachs Group, Inc. (The)	5,200	1,071	Cerner Corp.	35,600	2,366
Green Dot Corp. Class A(Æ)	16,200	1,033	Cigna Corp.	58,496	9,292
Interactive Brokers Group, Inc. Class A(Ð)	38,430	2,084	Cooper Cos. , Inc. (The)	8,900	2,580
Invesco, Ltd.	314,821	6,917	Eli Lilly & Co.	25,425	2,976
Jack Henry & Associates, Inc.	21,064	3,140	Encompass Health Corp. (Æ)	29,340	1,891
JPMorgan Chase & Co.	232,301	26,959	Gilead Sciences, Inc.	58,367	3,796
KeyCorp	134,173	2,355	Halozyme Therapeutics, Inc. (Æ)	21,600	348
KKR & Co. , Inc. Class A	1,441,942	35,255	HCA Healthcare, Inc.	19,508	2,482
LPL Financial Holdings, Inc.	21,800	1,615	Horizon Pharma PLC(Æ)	168,241	4,295
M&T Bank Corp.	49,380	8,398	Humana, Inc. (Û)	31,977	8,167
MasterCard, Inc. Class A(Û)	149,231	37,940	IDEXX Laboratories, Inc. (Æ)(Ð)	4,490	1,042
Morgan Stanley	62,500	3,016	Illumina, Inc. (Æ)	32,715	10,207
Nasdaq, Inc.	21,700	2,001	Incyte Corp. (Æ)	46,161	3,545
New York Community Bancorp, Inc. (Ñ)	148,600	1,728	IQVIA Holdings, Inc. (Æ)	176,452	24,509
Northern Trust Corp.	86,145	8,490	Jazz Pharmaceuticals PLC(Æ)	44,692	5,800
Park Hotels & Resorts, Inc. (ö)	83,800	2,688	Johnson & Johnson	122,927	17,357
PayPal Holdings, Inc. (Æ)	170,893	19,272	Laboratory Corp. of America Holdings(Æ)	27,022	4,321
PNC Financial Services Group, Inc. (The)	20,000	2,739	Magellan Health, Inc. (Æ)	12,968	908
Popular, Inc.	58,498	3,376	McKesson Corp.	39,080	4,660

See accompanying notes which are an integral part of the financial statements.

62 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MEDNAX, Inc. (Æ)	43,087	1,205	American Airlines Group, Inc.	280,023	9,571
Medtronic PLC	163,013	14,477	Arconic, Inc. (Ð)	142,814	3,068
Merck & Co. , Inc.	65,611	5,164	Automatic Data Processing, Inc.	18,671	3,069
Molina Healthcare, Inc. (Æ)	7,510	974	Babcock & Wilcox Co. (The) Class W(Æ)	13,727	701
Mylan NV(Æ)	112,691	3,042	Boeing Co. (The)	10,958	4,139
Pacira Pharmaceuticals, Inc. (Æ)	16,200	645	Booz Allen Hamilton Holding Corp. Class A	36,400	2,158
Pfizer, Inc.	481,712	19,562	Carlisle Cos. , Inc.	14,800	2,093
Quest Diagnostics, Inc.	16,400	1,581	Colfax Corp. (Æ)(Ð)	50,280	1,517
Regeneron Pharmaceuticals, Inc. (Æ)	8,244	2,829	CoStar Group, Inc. (Æ)	6,900	3,424
Stryker Corp.	10,600	2,003	Danaher Corp.	21,390	2,833
Tenet Healthcare Corp. (Æ)(Ð)	22,410	491	Delta Air Lines, Inc.	148,939	8,682
UnitedHealth Group, Inc.	129,808	30,254	Eaton Corp. PLC	41,792	3,461
Universal Health Services, Inc. Class B	17,065	2,165	EMCOR Group, Inc.	7,665	645
Vertex Pharmaceuticals, Inc. (Æ)	4,773	807	Expeditors International of Washington, Inc.
WellCare Health Plans, Inc. (Æ)	6,600	1,705	(Ð)	52,468	4,167
West Pharmaceutical Services, Inc.	23,300	2,884	Exponent, Inc.	17,323	981
Zimmer Biomet Holdings, Inc.	49,322	6,075	Fluor Corp. (Ð)	92,256	3,665
Zoetis, Inc. Class A	28,910	2,944	General Dynamics Corp.	14,400	2,574
		292,601	HD Supply Holdings, Inc. (Æ)	31,660	1,447
			HEICO Corp.	34,000	3,588
Materials and Processing - 4.2%			Honeywell International, Inc.	18,190	3,158
Armstrong World Industries, Inc.	24,060	2,085	Huntington Ingalls Industries, Inc.	8,600	1,914
Ashland Global Holdings, Inc.	32,280	2,600	Insperity, Inc.	8,510	1,017
Ball Corp.	232,922	13,961	Itron, Inc. (Æ)	12,686	681
Builders FirstSource, Inc. (Æ)	23,098	318	JB Hunt Transport Services, Inc.	40,220	3,800
Cabot Corp. (Ð)	45,250	2,053	Johnson Controls International PLC(Æ)	60,992	2,287
Comfort Systems USA, Inc.	6,842	370	Korn/Ferry International	20,434	961
Crown Holdings, Inc. (Æ)	128,578	7,474	L3 Technologies, Inc.	12,100	2,645
Dow Chemical Co. (The)	32,882	1,865	Landstar System, Inc.	44,290	4,826
DowDuPont, Inc.	98,647	3,793	Lincoln Electric Holdings, Inc.	10,190	889
Eastman Chemical Co.	77,418	6,107	ManpowerGroup, Inc.	31,188	2,995
Ecolab, Inc.	71,564	13,174	McGraw Hill Financial, Inc.	10,400	2,295
Freeport-McMoRan, Inc.	154,684	1,904	National Instruments Corp.	45,270	2,132
Huntsman Corp.	202,702	4,508	Navistar International Corp. (Æ)	25,845	882
Ingersoll-Rand PLC	12,245	1,501	Northrop Grumman Corp.	10,077	2,921
Lennox International, Inc. (Ð)	12,675	3,441	Paychex, Inc.	40,300	3,398
LyondellBasell Industries NV Class A	21,100	1,862	Pentair PLC	12,210	476
NewMarket Corp. (Ð)	500	210	Quanta Services, Inc.	47,750	1,939
Nucor Corp.	50,500	2,882	Raytheon Co.	16,556	2,940
Olin Corp. (Ð)	87,658	1,901	Rollins, Inc. (Ð)	79,083	3,058
Reliance Steel & Aluminum Co.	10,092	928	Roper Technologies, Inc.	6,200	2,230
Royal Gold, Inc.	28,645	2,494	Ryder System, Inc.	47,660	3,003
Sherwin-Williams Co. (The)	33,311	15,151	Schneider National, Inc. Class B	30,192	631
Steel Dynamics, Inc.	37,300	1,182	Southwest Airlines Co.	35,800	1,941
Stepan Co.	4,157	385	Terex Corp.	47,490	1,583
Westrock Co.	367,741	14,114	Textron, Inc.	114,451	6,066
WR Grace & Co. (Ð)	53,027	4,008	United Technologies Corp.	254,803	36,338
			Waters Corp. (Æ)	11,000	2,349
		110,271	WESCO International, Inc. (Æ)	29,710	1,701

Producer Durables - 6.9%					182,991
3M Co.	10,263	1,945
Accenture PLC Class A	15,000	2,740	Technology - 20.8%
AerCap Holdings NV(Æ)	140,790	6,989	Adobe, Inc. (Æ)	18,755	5,425
AGCO Corp.	76,231	5,396	Alibaba Group Holding, Ltd. - ADR(Æ)	39,906	7,405
Allison Transmission Holdings, Inc. Class			Alphabet, Inc. Class A(Æ)	27,970	33,535
A(Û)	65,780	3,082	Alphabet, Inc. Class C(Æ)(Û)	41,930	49,833
			Amdocs, Ltd.	46,718	2,573

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 63

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Amkor Technology, Inc. (Æ)	41,606	377	Twitter, Inc. (Æ)(Ð)	27,510	1,098
Amphenol Corp. Class A	30,900	3,076	Varonis Systems, Inc. (Æ)	20,801	1,480
Anixter International, Inc. (Æ)	19,020	1,196	VeriSign, Inc. (Æ)	15,700	3,100
Ansys, Inc. (Æ)	15,700	3,074	Viavi Solutions, Inc. Class W(Æ)	237,568	3,160
Apple, Inc.	141,553	28,405	VMware, Inc. Class A	9,300	1,898
Applied Materials, Inc.	379,542	16,726	Western Digital Corp.	127,650	6,525
Arista Networks, Inc. (Æ)	42,367	13,231	Yelp, Inc. Class A(Æ)	36,440	1,460
Arrow Electronics, Inc. (Æ)	46,616	3,940	Zynga, Inc. Class A(Æ)	342,100	1,936
Aspen Technology, Inc. (Æ)	45,048	5,492			551,260
Autodesk, Inc. (Æ)	112,184	19,992
Bottomline Technologies, Inc. (Æ)	19,079	965	Utilities - 2.9%
Box, Inc. Class A(Æ)	44,400	916	ALLETE, Inc.	15,480	1,261
Broadcom, Inc.	12,480	3,974	AT&T, Inc.	673,408	20,849
Cirrus Logic, Inc. (Æ)	60,047	2,857	Avista Corp.	38,339	1,654
Cisco Systems, Inc.	365,621	20,456	Centennial Resource Development, Inc. Class
Citrix Systems, Inc.	85,628	8,645	A(Æ)(Ñ)	108,500	1,143
Cognizant Technology Solutions Corp. Class			CenterPoint Energy, Inc.	95,800	2,970
A	48,658	3,550	Cogent Communications Holdings, Inc.	34,320	1,896
CommScope Holding Co. , Inc. (Æ)(Ð)	90,900	2,252	Consolidated Edison, Inc.	28,474	2,453
CommVault Systems, Inc. (Æ)	22,520	1,185	Duke Energy Corp.	38,991	3,553
Cornerstone OnDemand, Inc. (Æ)	55,970	3,059	Evergy, Inc.	68,945	3,986
Dell Technologies, Inc. Class C(Æ)	174,589	11,769	Exelon Corp.	148,487	7,565
Dropbox, Inc. Class A(Æ)	39,600	965	Hawaiian Electric Industries, Inc.	87,548	3,631
DXC Technology Co.	23,100	1,519	NRG Energy, Inc.	85,423	3,517
Electronic Arts, Inc. (Æ)	35,800	3,388	ONE Gas, Inc.	11,279	998
F5 Networks, Inc. (Æ)	11,400	1,789	Pinnacle West Capital Corp.	15,310	1,459
Facebook, Inc. Class A(Æ)	224,832	43,483	PPL Corp.	120,404	3,758
FireEye, Inc. (Æ)(Ð)	77,700	1,245	UGI Corp.	43,117	2,350
Fortinet, Inc. (Æ)	48,400	4,522	Verizon Communications, Inc.	108,967	6,232
Genpact, Ltd.	81,000	2,940	WEC Energy Group, Inc. (Æ)	37,126	2,912
Groupon, Inc. Class A(Æ)	153,800	541	Zayo Group Holdings, Inc. (Æ)(Ð)	108,218	3,386
Hewlett Packard Enterprise Co.	454,400	7,184
HP, Inc. (Æ)	536,961	10,712			75,573
HubSpot, Inc. (Æ)(Ð)	4,700	867
Inphi Corp. (Æ)(Ð)	23,920	1,092	Total Common Stocks
International Business Machines Corp.	22,200	3,114	(cost $2,328,569)		2,705,919
Intuit, Inc.	8,200	2,059
IPG Photonics Corp. (Æ)	33,316	5,821	Short-Term Investments - 2.8%
Jabil Circuit, Inc.	118,030	3,566	U. S. Cash Management Fund(@)	73,272,646(8)	73,287
Juniper Networks, Inc.	248,640	6,905	United States Treasury Bills (ž)(§)
Leidos Holdings, Inc.	26,400	1,940
Marvell Technology Group, Ltd.	268,916	6,728	2.314% due 05/23/19	700	699
Micron Technology, Inc. (Æ)	127,520	5,363	Total Short-Term Investments
Microsoft Corp. (Û)	856,545	111,865	(cost $73,983)		73,986
NetScout Systems, Inc. (Æ)(Ð)	29,323	862
Nuance Communications, Inc. (Æ)	173,694	2,923	Other Securities - 2.9%
NVIDIA Corp.	22,136	4,007	U. S. Cash Collateral Fund(×)(@)	76,026,154(8)	76,026
Oracle Corp.	36,565	2,023	Total Other Securities
Progress Software Corp.	51,371	2,343	(cost $76,026)		76,026
Qorvo, Inc. (Æ)	21,950	1,660
Red Hat, Inc. (Æ)	10,800	1,971
Salesforce. com, Inc. (Æ)	22,200	3,671	Total Investments 108.0%
Symantec Corp.	193,400	4,682	(identified cost $2,478,578)		2,855,931
Synopsys, Inc. (Æ)	20,500	2,482	Securities Sold Short - (5.2)%
Tableau Software, Inc. Class A(Æ)(Ð)	28,640	3,489	Consumer Discretionary - (1.0)%
Take-Two Interactive Software, Inc. (Æ)	171,130	16,571	2U, Inc. (Æ)	(18,479)	(1,118)
Teradata Corp. (Æ)(Ð)	52,850	2,403	Carvana Co. (Æ)	(4,440)	(318)

See accompanying notes which are an integral part of the financial statements.

64 U.S. Strategic Equity Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Dorman Products, Inc. (Æ)	(10,690)	(937)	Arena Pharmaceuticals, Inc. (Æ)	(16,600)	(759)
Eldorado Resorts, Inc. (Æ)	(43,544)	(2,150)	Bio-Rad Laboratories, Inc. Class A(Æ)	(7,618)	(2,292)
Fox Factory Holding Corp. (Æ)	(32,234)	(2,501)	Emergent BioSolutions, Inc. (Æ)	(46,330)	(2,394)
Hanesbrands, Inc.	(135,600)	(2,450)	Heron Therapeutics, Inc. (Æ)	(8,000)	(173)
Harley-Davidson, Inc.	(61,020)	(2,272)	LHC Group, Inc. (Æ)	(20,950)	(2,328)
Leggett & Platt, Inc.	(49,510)	(1,949)	Ligand Pharmaceuticals, Inc. Class B(Æ)	(20,231)	(2,546)
Lennar Corp. Class A	(16,000)	(832)	Madrigal Pharmaceuticals, Inc. (Æ)	(1,890)	(201)
Liberty Media Corp. Class A(Æ)	(26,225)	(990)	MyoKardia, Inc. (Æ)	(3,970)	(190)
Meredith Corp.	(49,180)	(2,901)	Prestige Brands Holdings, Inc. (Æ)	(72,050)	(2,120)
Monro Muffler Brake, Inc.	(17,820)	(1,494)	REGENXBIO, Inc. (Æ)	(3,950)	(199)
Penn National Gaming, Inc. (Æ)	(102,800)	(2,228)	Repligen Corp. (Æ)	(26,960)	(1,817)
Strategic Education, Inc. (Æ)	(8,030)	(1,151)	Sage Therapeutics, Inc. (Æ)	(3,000)	(505)
Tesla, Inc. (Æ)	(8,470)	(2,022)	Syneos Health, Inc. (Æ)	(6,948)	(326)
TRI Pointe Group, Inc. (Æ)	(67,098)	(876)	Teladoc Health, Inc. (Æ)	(29,450)	(1,675)
		(26,189)			(18,390)
Consumer Staples - (0.1)%			Materials and Processing - (0.3)%
Keurig Dr Pepper, Inc.	(83,220)	(2,419)	AAON, Inc.	(43,138)	(2,166)
Spectrum Brands Holdings, Inc.	(2,510)	(155)	Beacon Roofing Supply, Inc. (Æ)	(69,010)	(2,599)
		(2,574)	International Flavors & Fragrances, Inc.	(12,260)	(1,689)
Energy - (0.3)%			Summit Materials, Inc. Class A(Æ)	(20,716)	(363)
Callon Petroleum Co. (Æ)	(174,755)	(1,312)			(6,817)
Diamondback Energy, Inc.	(22,050)	(2,346)	Producer Durables - (0.4)%
Matador Resources Co. (Æ)	(41,100)	(809)	Altra Industrial Motion Corp.	(71,277)	(2,672)
QEP Resources, Inc. (Æ)	(304,678)	(2,291)	Healthcare Services Group, Inc.	(67,030)	(2,269)
Williams Cos. , Inc. (The)	(43,610)	(1,236)	Knight-Swift Transportation Holdings, Inc.
			(Æ)	(78,580)	(2,621)
		(7,994)
Financial Services - (1.2)%			LCI Industries	(31,899)	(2,802)
AGNC Investment Corp. (Æ)	(124,100)	(2,208)	Wabtec Corp.	(8,100)	(600)
Annaly Capital Management, Inc. (ö)	(224,800)	(2,268)			(10,964)
Apollo Commercial Real Estate Finance,			Technology - (0.9)%
Inc. (ö)	(130,145)	(2,439)	Alteryx, Inc. Class A(Æ)	(11,520)	(1,021)
BGC Partners, Inc. Class A	(120,444)	(650)	Brooks Automation, Inc.	(62,661)	(2,350)
Chimera Investment Corp. (ö)	(120,755)	(2,315)	Cars. com, Inc. (Æ)	(62,222)	(1,295)
Colony Credit Real Estate, Inc. (ö)	(71,138)	(1,105)	Envestnet, Inc. (Æ)	(32,800)	(2,328)
First Financial Bancorp	(68,021)	(1,707)	GrubHub, Inc. (Æ)	(33,770)	(2,256)
Jefferies Financial Group, Inc. (Æ)	(34,900)	(718)	MongoDB, Inc. (Æ)	(5,490)	(774)
KKR & Co. , Inc. Class A	(98,900)	(2,418)	Plantronics, Inc.	(41,415)	(2,132)
New Residential Investment Corp. (ö)	(135,844)	(2,284)	RealPage, Inc. (Æ)	(42,220)	(2,753)
Pacific Premier Bancorp, Inc.	(58,181)	(1,691)	Roku, Inc. (Æ)	(3,090)	(196)
Potlatch Corp. (ö)	(59,487)	(2,300)	Science Applications International Corp.	(30,591)	(2,293)
Redwood Trust, Inc. (ö)	(21,626)	(354)	SS&C Technologies Holdings, Inc.	(43,720)	(2,958)
Sabra Health Care REIT, Inc. (ö)	(128,472)	(2,513)	Switch, Inc. Class A	(205,757)	(2,237)
Sterling Bancorp	(127,339)	(2,728)	Trade Desk, Inc. (The) Class A(Æ)	(1,150)	(255)
Tanger Factory Outlet Centers, Inc. (ö)	(70,875)	(1,280)			(22,848)
Virtu Financial, Inc. Class A	(104,448)	(2,567)	Utilities - (0.3)%
			Centennial Resource Development, Inc. Class
		(31,545)	A(Æ)	(249,228)	(2,624)
Health Care - (0.7)%
Acceleron Pharma, Inc. (Æ)	(16,100)	(656)	CenturyLink, Inc.	(91,900)	(1,050)
AnaptysBio, Inc. (Æ)	(2,870)	(209)	Extraction Oil & Gas, Inc. (Æ)	(401,181)	(1,886)
			Pattern Energy Group, Inc. Class A	(112,517)	(2,601)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 65

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U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
(8,161)

Total Securities Sold Short
(proceeds $132,635)	(135,482)

Other Assets and Liabilities, Net
-(2.8%)	(74,828)
Net Assets - 100.0%	2,645,621

See accompanying notes which are an integral part of the financial statements.

66 U.S. Strategic Equity Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	195	USD	28,748	06/19	109
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					109

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$601,820	$—	$—	$—	$601,820	22.7
Consumer Staples	190,583	—	—	—	190,583	7.2
Energy	155,899	—	—	—	155,899	5.9
Financial Services	544,921	—	—	—	544,921	20.6
Health Care	292,601	—	—	—	292,601	11.1
Materials and Processing	110,271	—	—	—	110,271	4.2
Producer Durables	182,991	—	—	—	182,991	6.9
Technology	551,260	—	—	—	551,260	20.8
Utilities	75,573	—	—	—	75,573	2.9
Short-Term Investments	—	699	—	73,287	73,986	2.8
Other Securities	—	—	—	76,026	76,026	2.9
Total Investments	2,705,919	699	—	149,313	2,855,931	108.0
Securities Sold Short**	(135,482)	—	—	—	(135,482)	(5.2)
Other Assets and Liabilities, Net						(2.8)
						100.0
Other Financial Instruments
Assets
Futures Contracts	109	—	—	—	109	—*
Total Other Financial Instruments***	$109	$—	$—	$—	$109

* Less than 0.05% of net assets.
** Refer to Schedule of Investments for detailed sector breakout.
*** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 67

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*		$109

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$5,427	$—
Foreign currency exchange contracts	—	(1)
Total	$5,427	$(1)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$109	$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 69

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$75,405	$—	$ 75,405
Total Financial and Derivative Assets			75,405	—	75,405
Financial and Derivative Assets not subject to a netting agreement			—	—	—
Total Financial and Derivative Assets subject to a netting agreement			$75,405	$—	$ 75,405

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
				Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Barclays		$12,183	$—	$ 12,183	$—
Citigroup		6,825	—	6,825	—
Credit Suisse		20,703	—	20,703	—
HSBC		14,119	—	14,119	—
Merrill Lynch		14,735	—	14,735	—
Morgan Stanley		6,840	—	6,840	—
Total		$75,405	$—	$ 75,405	$—

See accompanying notes which are an integral part of the financial statements.

70 U.S. Strategic Equity Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Short Sales	Securities sold short, at fair value	$135,482	$—	$ 135,482
Total Financial and Derivative Liabilities		135,482	—	135,482
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$135,482	$—	$ 135,482

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$135,482	$—	$ 135,482	$—
Total	$135,482	$—	$ 135,482	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 71

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U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,478,578
Investments, at fair value(*)(>)	2,855,931
Cash	276
Receivables:
Dividends and interest	2,312
Dividends from affiliated funds	133
Investments sold	2,515
Fund shares sold	1,851
Variation margin on futures contracts	588
Prepaid expenses	10
Total assets	2,863,616

Liabilities
Payables:
Investments purchased	2,035
Fund shares redeemed	2,584
Accrued fees to affiliates	1,505
Other accrued expenses	363
Securities sold short, at fair value(‡)	135,482
Payable upon return of securities loaned	76,026
Total liabilities	217,995

Net Assets	$2,645,621

See accompanying notes which are an integral part of the financial statements.

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U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$363,996
Shares of beneficial interest	2,217
Additional paid-in capital	2,279,408
Net Assets	$2,645,621

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.64
Class A — Net assets	$9,557,641
Class A — Shares outstanding ($. 01 par value)	802,359
Net asset value per share: Class C(#)	$11.86
Class C — Net assets	$7,398,901
Class C — Shares outstanding ($. 01 par value)	623,712
Net asset value per share: Class E(#)	$11.96
Class E — Net assets	$1,367,702
Class E — Shares outstanding ($. 01 par value)	114,402
Net asset value per share: Class M(#)	$11.92
Class M — Net assets	$179,930,635
Class M — Shares outstanding ($. 01 par value)	15,090,784
Net asset value per share: Class S(#)	$11.94
Class S — Net assets	$2,445,838,677
Class S — Shares outstanding ($. 01 par value)	204,904,121
Net asset value per share: Class Y(#)	$11.93
Class Y — Net assets	$1,527,662
Class Y — Shares outstanding ($. 01 par value)	128,042
Amounts in thousands
(*) Securities on loan included in investments	$75,405
(‡) Proceeds on securities sold short	$132,635
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$149,313

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 73

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U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,082
Dividends from affiliated funds	862
Interest	9
Securities lending income (net)	1,835
Total investment income	26,788

Expenses
Advisory fees	9,287
Administrative fees	614
Custodian fees	122
Distribution fees - Class A	11
Distribution fees - Class C	23
Transfer agent fees - Class A	9
Transfer agent fees - Class C	6
Transfer agent fees - Class E	1
Transfer agent fees - Class M	107
Transfer agent fees - Class S	2,279
Transfer agent fees - Class Y	—**
Professional fees	107
Registration fees	86
Shareholder servicing fees - Class C	8
Shareholder servicing fees - Class E	2
Trustees’ fees	51
Printing fees	127
Dividends from securities sold short	1,730
Interest expense paid on securities sold short	597
Miscellaneous	31
Expenses before reductions	15,198
Expense reductions	(3,629)
Net expenses	11,569
Net investment income (loss)	15,219

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	20,844
Investments in affiliated funds	15
Futures contracts	5,427
Foreign currency exchange contracts	(1)
Securities sold short	(7,596)
Foreign currency-related transactions	(1)
Net realized gain (loss)	18,688
Net change in unrealized appreciation (depreciation) on:
Investments	184,370
Investments in affiliated funds	5
Futures contracts	109
Securities sold short	(13,779)
Net change in unrealized appreciation (depreciation)	170,705
Net realized and unrealized gain (loss)	189,393
Net Increase (Decrease) in Net Assets from Operations	$204,612

See accompanying notes which are an integral part of the financial statements.

74 U.S. Strategic Equity Fund

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U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,219	$32,009
Net realized gain (loss)	18,688	514,546
Net change in unrealized appreciation (depreciation)	170,705	(413,326)
Net increase (decrease) in net assets from operations	204,612	133,229

Distributions
To shareholders
Class A	(1,529)	(508)
Class C	(1,019)	(938)
Class E	(244)	(136)
Class M	(15,856)	(9,397)
Class S	(427,839)	(260,477)
Class Y	(195)	(4)
Net decrease in net assets from distributions	(446,682)	(271,460)

Share Transactions*
Net increase (decrease) in net assets from share transactions	152,381	(144,303)
Total Net Increase (Decrease) in Net Assets	(89,689)	(282,534)

Net Assets
Beginning of period	2,735,310	3,017,844
End of period	$2,645,621	$2,735,310

See accompanying notes which are an integral part of the financial statements.

76 U.S. Strategic Equity Fund

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U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	108	$1,177	447	$6,325
Proceeds from reinvestment of distributions	151	1,520	37	506
Payments for shares redeemed	(201)	(2,360)	(132)	(1,879)
Net increase (decrease)	58	337	352	4,952
Class C
Proceeds from shares sold	164	1,857	47	660
Proceeds from reinvestment of distributions	102	1,020	69	938
Payments for shares redeemed	(122)	(1,388)	(546)	(7,681)
Net increase (decrease)	144	1,489	(430)	(6,083)
Class E
Proceeds from shares sold	4	47	2	27
Proceeds from reinvestment of distributions	24	244	10	136
Payments for shares redeemed	(22)	(252)	(12)	(162)
Net increase (decrease)	6	39	—**	1
Class M
Proceeds from shares sold	7,747	88,337	2,833	40,040
Proceeds from reinvestment of distributions	1,574	15,856	686	9,398
Payments for shares redeemed	(1,244)	(14,510)	(3,273)	(46,278)
Net increase (decrease)	8,077	89,683	246	3,160
Class S
Proceeds from shares sold	14,295	159,390	29,679	418,718
Proceeds from reinvestment of distributions	42,429	426,782	18,975	259,898
Payments for shares redeemed	(46,234)	(525,775)	(58,392)	(826,210)
Net increase (decrease)	10,490	60,397	(9,738)	(147,594)
Class Y(1)
Proceeds from shares sold	33	354	95	1,396
Proceeds from reinvestment of distributions	20	195	—**	4
Payments for shares redeemed	(10)	(113)	(10)	(139)
Net increase (decrease)	43	436	85	1,261
Total increase (decrease)	18,818	$152,381	(9,485)	$(144,303)

(1) For the period July 30, 2018 (inception date) to October 31, 2018.
**      Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 77

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	13.46	.05	. 67	. 72	(.06)	(2.21)
October 31, 2018	14.19	.09	. 43	. 52	(.11)	(1.14)
October 31, 2017	12.10	.11	2.64	2.75	(.12)	(. 54)
October 31, 2016	12.59	.13	. 15	. 28	(.12)	(. 65)
October 31, 2015	13.42	.10	. 35	. 45	(.10)	(1.18)
October 31, 2014	12.73	.11	1.66	1.77	(.12)	(. 96)

Class C
April 30, 2019*	13.41	.01	. 66	. 67	(.01)	(2.21)
October 31, 2018	14.14	.01	. 40	. 41	—	(1.14)
October 31, 2017	12.07	.01	2.63	2.64	(.03)	(. 54)
October 31, 2016	12.56	.04	. 15	. 19	(.03)	(. 65)
October 31, 2015	13.39	—(f)	. 36	. 36	(.01)	(1.18)
October 31, 2014	12.71	.02	1.65	1.67	(.03)	(. 96)

Class E
April 30, 2019*	13.50	.06	. 67	. 73	(.06)	(2.21)
October 31, 2018	14.23	.11	. 41	. 52	(.11)	(1.14)
October 31, 2017	12.12	.13	2.62	2.75	(.10)	(. 54)
October 31, 2016	12.61	.13	. 15	. 28	(.12)	(. 65)
October 31, 2015	13.44	.10	. 35	. 45	(.10)	(1.18)
October 31, 2014	12.74	.11	1.66	1.77	(.11)	(. 96)

Class M
April 30, 2019*	13.48	.07	. 66	. 73	(.08)	(2.21)
October 31, 2018	14.21	.16	. 41	. 57	(.16)	(1.14)
October 31, 2017(9)	13.10	.07	1.13	1.20	(.09)	—

Class S
April 30, 2019*	13.49	.07	. 66	. 73	(.07)	(2.21)
October 31, 2018	14.21	.15	. 42	. 57	(.15)	(1.14)
October 31, 2017	12.13	.14	2.63	2.77	(.15)	(. 54)
October 31, 2016	12.61	.16	. 16	. 32	(.15)	(. 65)
October 31, 2015	13.44	.13	. 35	. 48	(.13)	(1.18)
October 31, 2014	12.74	.14	1.67	1.81	(.15)	(. 96)

Class Y
April 30, 2019*	13.48	.08	. 66	. 74	(.08)	(2.21)
October 31, 2018(13)	14.27	.02	(.77)	(. 75)	(.04)	—

See accompanying notes which are an integral part of the financial statements.

78 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(2.27)	11.91	8.51	9,558	1.44	1.16	. 95	56
(1.25)	13.46	3.59	10,011	1.33	1.05	. 74	144
(. 66)	14.19	23.47	5,560	1.30	1.05	. 85	88
(. 77)	12.10	2.51	6,317	1.33	1.07	1.06	75
(1.28)	12.59	3.42	6,700	1.32	1.05	. 78	102
(1.08)	13.42	14.72	4,826	1.32	1.07	. 86	85

(2.22)	11.86	8.13	7,399	2.20	1.91	. 18	56
(1.14)	13.41	2.80	6,437	2.07	1.80	. 06	144
(. 57)	14.14	22.48	12,867	2.05	1.80	. 11	88
(. 68)	12.07	1.74	18,154	2.08	1.82	. 32	75
(1.19)	12.56	2.66	22,288	2.07	1.80	. 03	102
(. 99)	13.39	13.86	16,787	2.07	1.82	. 12	85

(2.27)	11.96	8.56	1,367	1.44	1.16	. 96	56
(1.25)	13.50	3.57	1,466	1.33	1.05	. 78	144
(. 64)	14.23	23.41	1,543	1.31	1.05	1.00	88
(. 77)	12.12	2.51	74,419	1.33	1.07	1.08	75
(1.28)	12.61	3.40	104,763	1.31	1.05	. 78	102
(1.07)	13.44	14.76	97,618	1.32	1.07	. 90	85

(2.29)	11.92	8.63	179,931	1.20	. 82	1.17	56
(1.30)	13.48	3.94	94,519	1.08	. 70	1.13	144
(. 09)	14.21	9.43	96,138	1.03	. 70	. 78	88

(2.28)	11.94	8.64	2,445,838	1.19	. 91	1.20	56
(1.29)	13.49	3.91	2,621,726	1.08	. 80	1.04	144
(. 69)	14.21	23.64	2,901,736	1.05	. 80	1.11	88
(. 80)	12.13	2.85	2,742,942	1.08	. 82	1.33	75
(1.31)	12.61	3.66	3,864,298	1.06	. 80	1.03	102
(1.11)	13.44	15.05	3,566,048	1.07	. 82	1.13	85

(2.29)	11.93	8.76	1,528	1.01	. 74	1.37	56
(. 04)	13.48	(5.27)	1,151	. 90	. 62	. 69	144

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 79

Russell Investment Company
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,011,233
Administration fees	103,798
Distribution fees	6,385
Shareholder servicing fees	1,766
Transfer agent fees	372,178
Trustee fees	9,526
$1,504,886

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
		Fair Value,				Change in
	Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
		Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$		$ 305,160	$ 229,134	$ —	$ —	$76,026	$490	$—
U. S. Cash Management Fund		37,139	523,135	487,007	15	5	73,287	862	—
		$37,139	$828,295	$716,141	$15	$ 5	$149,313	$1,352	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,379,110,549
Unrealized Appreciation	$419,298,940
Unrealized Depreciation	(77,851,354)
Net Unrealized Appreciation (Depreciation)	$341,447,586

See accompanying notes which are an integral part of the financial statements.

80 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,090.00	$1,019.29
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.75	$5.56

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,086.60	$1,016.41
	Expenses Paid During Period*	$8.74	$8.45
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.69%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,090.40	$1,020.03
of other funds.	Expenses Paid During Period*	$4.98	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Mid Cap Equity Fund 81

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 89.7%			Cabot Oil & Gas Corp.	5,850	151
Consumer Discretionary - 8.4%			Concho Resources, Inc.	964	111
Aaron's, Inc. Class A	670	37	Continental Resources, Inc. (Æ)	1,770	81
Advance Auto Parts, Inc.	1,759	292	Devon Energy Corp.	7,680	247
American Axle & Manufacturing Holdings,			Diamondback Energy, Inc.	2,200	234
Inc. (Æ)	1,500	22	EOG Resources, Inc.	400	38
Aramark	2,509	78	HollyFrontier Corp.	3,480	166
AutoZone, Inc. (Æ)	224	230	Marathon Oil Corp.	10,800	184
Best Buy Co. , Inc.	4,430	331	Marathon Petroleum Corp.	6,700	409
Bloomin' Brands, Inc.	1,200	24	NextEra Energy Partners, LP	600	28
BorgWarner, Inc.	4,000	167	Noble Energy, Inc.	9,300	252
Cable One, Inc.	90	95	Parsley Energy, Inc. Class A(Æ)	2,945	59
Choice Hotels International, Inc.	820	68	Peabody Energy Corp.	1,700	49
Churchill Downs, Inc.	1,197	121	Phillips 66	800	75
Dollar Tree, Inc. (Æ)	3,730	416	Pioneer Natural Resources Co.	400	67
Domino's Pizza, Inc.	607	164	Range Resources Corp.	5,079	46
Expedia, Inc.	859	112	Valero Energy Corp.	1,240	112
Extended Stay America, Inc.	5,569	100	Weatherford International PLC(Æ)	47,300	26
Graham Holdings Co. Class B	190	141	Williams Cos. , Inc. (The)	9,700	275
Instructure, Inc. (Æ)	300	13	World Fuel Services Corp.	1,700	52
Interpublic Group of Cos. , Inc. (The)	7,800	179
Jack in the Box, Inc.	500	39			2,759
John Wiley & Sons, Inc. Class A	1,200	55
L Brands, Inc.	6,400	164	Financial Services - 25.4%
Lear Corp.	670	96	Affiliated Managers Group, Inc.	2,400	266
Live Nation Entertainment, Inc. (Æ)	1,862	122	Alliance Data Systems Corp.	757	121
LKQ Corp. (Æ)	4,516	136	American Campus Communities, Inc. (ö)	5,700	269
Meredith Corp.	3,700	218	American Homes 4 Rent Class A(ö)	18,800	451
MGM Resorts International	10,619	283	American International Group, Inc.	6,700	319
Murphy USA, Inc. (Æ)	400	34	Ameriprise Financial, Inc.	3,610	530
Newell Rubbermaid, Inc.	3,137	45	AvalonBay Communities, Inc. (ö)	1,180	237
NVR, Inc. (Æ)	68	214	Axis Capital Holdings, Ltd.	3,280	186
Omnicom Group, Inc.	4,900	392	Boston Properties, Inc. (ö)	1,600	220
PVH Corp.	1,402	181	Camden Property Trust(ö)	4,290	433
Quotient Technology, Inc. (Æ)	32,960	306	Capital One Financial Corp.	2,750	255
Sirius XM Holdings, Inc. (Ñ)	26,271	153	CBRE Group, Inc. Class A(Æ)	6,190	322
Tapestry, Inc.	3,300	106	Chemical Financial Corp.	1,874	82
Vail Resorts, Inc.	621	142	Citizens Financial Group, Inc.	5,940	215
Yum! Brands, Inc.	1,160	121	Commerce Bancshares, Inc.	5,696	344
			Cousins Properties, Inc. (ö)	22,700	217
		5,397	Cullen/Frost Bankers, Inc.	2,660	270
			Discover Financial Services	4,590	374
Consumer Staples - 4.1%			Douglas Emmett, Inc. (ö)	9,910	408
Archer-Daniels-Midland Co.	19,000	848	Duke Realty Corp. (ö)	810	25
Bunge, Ltd.	4,020	211	E*Trade Financial Corp.	5,370	272
ConAgra Foods, Inc.	4,400	135	Equity Commonwealth(ö)	5,840	186
Core-Mark Holding Co. , Inc.	700	25	Equity LifeStyle Properties, Inc. Class A(ö)	1,080	126
Energizer Holdings, Inc.	8,500	407	Equity Residential(ö)	700	53
Herbalife Nutrition, Ltd. (Æ)	2,990	158	Erie Indemnity Co. Class A	640	121
Kellogg Co.	5,200	314	Essent Group, Ltd. (Æ)	2,365	112
Kimberly-Clark Corp.	400	51	Essex Property Trust, Inc. (ö)	1,630	461
Nu Skin Enterprises, Inc. Class A	2,130	108	Evercore, Inc. Class A	200	19
Post Holdings, Inc. (Æ)	1,190	134	Everest Re Group, Ltd.	1,510	356
US Foods Holding Corp. (Æ)	6,100	223	FactSet Research Systems, Inc.	560	154
		2,614	Fidelity National Financial, Inc.	3,540	141
			Fidelity National Information Services, Inc.	1,900	220
Energy - 4.3%			First American Financial Corp.	2,340	134
Arch Coal, Inc. Class A	1,000	97	First BanCorp	2,300	26

See accompanying notes which are an integral part of the financial statements.

82 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
First Hawaiian, Inc.	5,640	156	Vertex Pharmaceuticals, Inc. (Æ)	1,065	180
Hartford Financial Services Group, Inc.	13,240	692	Wright Medical Group NV(Æ)	4,598	136
Highwoods Properties, Inc. (ö)	3,110	139	Zimmer Biomet Holdings, Inc.	5,200	640
Hudson Pacific Properties, Inc. (ö)	2,300	80			4,871
Liberty Property Trust(ö)	1,100	55
LPL Financial Holdings, Inc.	200	15	Materials and Processing - 6.1%
M&T Bank Corp.	4,640	790	Ashland Global Holdings, Inc.	2,790	225
Markel Corp. (Æ)	144	154	Beacon Roofing Supply, Inc. (Æ)	2,158	81
MarketAxess Holdings, Inc.	300	83	Cabot Corp.	3,600	163
Medical Properties Trust, Inc. (ö)	9,500	166	Cabot Microelectronics Corp.	1,600	202
Mid-America Apartment Communities, Inc.			Celanese Corp. Class A	1,610	174
(ö)	2,200	241	CF Industries Holdings, Inc.	3,740	167
NMI Holdings, Inc. Class A(Æ)	400	11	Chemours Co. (The)	200	7
Northern Trust Corp.	5,310	524	Crown Holdings, Inc. (Æ)	1,669	97
PacWest Bancorp	7,500	297	Eastman Chemical Co.	5,270	416
Pinnacle Financial Partners, Inc.	6,300	366	Huntsman Corp.	4,400	98
Popular, Inc.	5,740	331	Ingersoll-Rand PLC	3,190	391
Progressive Corp. (The)	3,000	234	Lennox International, Inc.	950	258
Prudential Financial, Inc.	950	100	Louisiana-Pacific Corp.	7,000	175
Raymond James Financial, Inc.	4,906	449	Martin Marietta Materials, Inc.	1,050	233
Rayonier, Inc. (ö)	3,930	125	Mosaic Co. (The)	3,300	86
Reinsurance Group of America, Inc. Class A	2,860	434	NewMarket Corp.	360	151
RenaissanceRe Holdings, Ltd.	910	141	Owens-Illinois, Inc.	6,100	121
Retail Properties of America, Inc. Class A(ö)	13,700	168	Silgan Holdings, Inc.	9,800	293
SBA Communications Corp. (Æ)(ö)	2,351	480	Stepan Co.	600	56
Signature Bank	1,537	203	Valmont Industries, Inc.	590	80
SITE Centers Corp. (ö)	5,000	66	Valvoline, Inc.	5,900	109
Synovus Financial Corp.	860	32	Westrock Co.	1,876	72
Torchmark Corp.	260	23	WR Grace & Co.	3,160	239
Voya Financial, Inc.	5,170	284
Webster Financial Corp.	1,654	88			3,894
WEX, Inc. (Æ)	694	146
Willis Towers Watson PLC(Æ)	5,450	1,006	Producer Durables - 15.0%
Zions Bancorp NA	6,100	301	AECOM(Æ)	5,370	182
			AGCO Corp.	7,310	517
		16,305	Allison Transmission Holdings, Inc. Class A	2,548	119
			Ametek, Inc.	1,545	136
Health Care - 7.6%			AO Smith Corp.	7,970	419
Alexion Pharmaceuticals, Inc. (Æ)	1,832	249	Arconic, Inc.	10,000	215
Allscripts Healthcare Solutions, Inc. (Æ)	10,600	105	Avery Dennison Corp.	1,920	212
AmerisourceBergen Corp. Class A	4,500	336	Carlisle Cos. , Inc.	2,028	287
BioMarin Pharmaceutical, Inc. (Æ)	1,678	144	CH Robinson Worldwide, Inc.	2,450	198
Cardinal Health, Inc.	5,310	259	Crane Co.	1,634	139
Centene Corp. (Æ)	4,522	233	Cummins, Inc.	1,710	284
Cerner Corp.	1,630	108	Delta Air Lines, Inc.	3,100	181
DaVita HealthCare Partners, Inc. (Æ)	2,041	113	Donaldson Co. , Inc.	1,060	57
Exact Sciences Corp. (Æ)	4,001	395	Dover Corp.	1,670	164
Halozyme Therapeutics, Inc. (Æ)	2,500	40	EMCOR Group, Inc.	1,030	87
Humana, Inc.	2,930	748	Expeditors International of Washington, Inc.	4,542	361
IQVIA Holdings, Inc. (Æ)	1,628	226	Fluor Corp.	5,590	222
Jazz Pharmaceuticals PLC(Æ)	520	67	HEICO Corp.	1,840	194
Magellan Health, Inc. (Æ)	300	21	Hubbell, Inc. Class B	2,320	296
McKesson Corp.	300	36	Huntington Ingalls Industries, Inc.	530	118
Medicines Co. (The)(Æ)	5,941	190	JB Hunt Transport Services, Inc.	4,210	398
Pacira Pharmaceuticals, Inc. (Æ)	4,296	171	Knight-Swift Transportation Holdings, Inc.
PerkinElmer, Inc.	926	89	(Æ)	4,612	154
Sarepta Therapeutics, Inc. (Æ)	1,402	164	L3 Technologies, Inc.	1,500	328
Varian Medical Systems, Inc. (Æ)	1,620	221

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 83

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Lamb Weston Holdings, Inc.	1,850	130	InterXion Holding NV(Æ)	5,110	354
Landstar System, Inc.	1,830	199	Jabil Circuit, Inc.	7,940	240
ManpowerGroup, Inc.	2,590	249	Juniper Networks, Inc.	11,930	331
MasTec, Inc. (Æ)	3,105	157	LogMeIn, Inc.	644	53
MAXIMUS, Inc.	2,668	196	Lumentum Holdings, Inc. (Æ)	1,253	78
National Instruments Corp.	730	34	Manhattan Associates, Inc. (Æ)	400	27
Navistar International Corp. (Æ)	1,660	57	Marvell Technology Group, Ltd.	6,013	150
Paychex, Inc.	2,670	225	Microchip Technology, Inc. (Ñ)	2,035	203
Pentair PLC	4,420	172	Motorola Solutions, Inc.	3,740	542
Quanta Services, Inc.	5,090	207	NetScout Systems, Inc. (Æ)	1,440	42
Rockwell Automation, Inc.	430	78	Nuance Communications, Inc. (Æ)	9,000	151
Rollins, Inc.	2,450	95	Progress Software Corp.	800	36
Ryder System, Inc.	2,650	167	Qorvo, Inc. (Æ)	2,400	181
Snap-on, Inc.	859	145	Skyworks Solutions, Inc.	2,052	181
Spirit Airlines, Inc. (Æ)	400	22	Symantec Corp.	11,800	286
Stanley Black & Decker, Inc.	1,640	240	Synchronoss Technologies, Inc. (Æ)	30,297	163
Stericycle, Inc. (Æ)	1,505	88	Tableau Software, Inc. Class A(Æ)	530	65
Terex Corp.	6,700	223	Take-Two Interactive Software, Inc. (Æ)	1,800	174
Textron, Inc.	6,130	325	Tech Data Corp. (Æ)	600	64
Toro Co. (The)	2,750	201	Teradata Corp. (Æ)	1,770	80
TreeHouse Foods, Inc. (Æ)	1,600	107	Twitter, Inc. (Æ)	200	8
Trimble Navigation, Ltd. (Æ)	4,024	164	Tyler Technologies, Inc. (Æ)	420	97
WageWorks, Inc. (Æ)	4,073	199	Varonis Systems, Inc. (Æ)	400	28
WESCO International, Inc. (Æ)	3,390	194	VeriSign, Inc. (Æ)	1,390	274
Worldpay, Inc. Class A(Æ)	2,035	239	Western Digital Corp.	9,700	496
XPO Logistics, Inc. (Æ)(Ñ)	2,074	141	Yelp, Inc. Class A(Æ)	400	16
Xylem, Inc.	1,500	125	Zynga, Inc. Class A(Æ)	51,000	289
		9,647			7,916

Technology - 12.4%			Utilities - 6.4%
Amkor Technology, Inc. (Æ)	1,400	13	ALLETE, Inc.	890	72
Anixter International, Inc. (Æ)	800	50	American Electric Power Co. , Inc.	2,400	205
Ansys, Inc. (Æ)	70	14	California Water Service Group	1,090	55
Arista Networks, Inc. (Æ)	90	28	CenterPoint Energy, Inc.	14,600	453
Arrow Electronics, Inc. (Æ)	4,720	400	CMS Energy Corp.	1,400	78
Aspen Technology, Inc. (Æ)	2,540	310	DTE Energy Co.	4,630	583
Avnet, Inc.	7,900	385	Edison International	400	26
Black Knight, Inc. (Æ)	2,532	143	Evergy, Inc.	3,050	176
Bottomline Technologies, Inc. (Æ)	400	20	Eversource Energy(Æ)	4,440	318
Box, Inc. Class A(Æ)	1,100	23	FirstEnergy Corp.	7,000	294
Cirrus Logic, Inc. (Æ)	3,290	157	Hawaiian Electric Industries, Inc.	2,670	111
Coherent, Inc. (Æ)	725	107	NRG Energy, Inc.	6,520	268
CommScope Holding Co. , Inc. (Æ)	7,800	193	Pinnacle West Capital Corp.	4,550	433
CommVault Systems, Inc. (Æ)	600	32	Plains GP Holdings, LP Class A(Æ)	1,100	26
Cornerstone OnDemand, Inc. (Æ)	970	53	Portland General Electric Co.	960	50
Cypress Semiconductor Corp.	16,400	282	PPL Corp.	3,400	106
Dell Technologies, Inc. Class C(Æ)	800	54	Public Service Enterprise Group, Inc.	8,240	491
F5 Networks, Inc. (Æ)	1,579	248	Sempra Energy	1,600	205
FireEye, Inc. (Æ)	6,500	104	Southwest Gas Holdings, Inc.	500	42
Fortinet, Inc. (Æ)	300	28	Zayo Group Holdings, Inc. (Æ)	4,171	131
Genpact, Ltd.	5,114	186			4,123
GoDaddy, Inc. Class A(Æ)	2,803	228

Groupon, Inc. Class A(Æ)	2,200	8	Total Common Stocks
HP, Inc. (Æ)	4,100	82
HubSpot, Inc. (Æ)	100	18	(cost $49,239)		57,526
Infinera Corp. (Æ)	26,313	114
Inphi Corp. (Æ)	600	27

See accompanying notes which are an integral part of the financial statements.

84 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Short-Term Investments - 10.4%
	U. S. Cash Management Fund(@)	6,635,649	(8)	6,637
	Total Short-Term Investments
	(cost $6,637)			6,637

	Other Securities - 0.6%
	U. S. Cash Collateral Fund(×)(@)	391,450	(8)	391
	Total Other Securities
	(cost $391)			391

	Total Investments 100.7%
	(identified cost $56,267)			64,554

	Other Assets and Liabilities, Net
-	(0.7%)			(462)
	Net Assets - 100.0%			64,092

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 85

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	26	USD	5,131	06/19	70
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					70

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$5,397	$—	$—	$—	$5,397	8.4
Consumer Staples	2,614	—	—	—	2,614	4.1
Energy	2,759	—	—	—	2,759	4.3
Financial Services	16,305	—	—	—	16,305	25.4
Health Care	4,871	—	—	—	4,871	7.6
Materials and Processing	3,894	—	—	—	3,894	6.1
Producer Durables	9,647	—	—	—	9,647	15.0
Technology	7,916	—	—	—	7,916	12.4
Utilities	4,123	—	—	—	4,123	6.4
Short-Term Investments	—	—	—	6,637	6,637	10.4
Other Securities	—	—	—	391	391	0.6
Total Investments	57,526	—	—	7,028	64,554	100.7
Other Assets and Liabilities, Net						(0.7)
						100.0
Other Financial Instruments
Assets
Futures Contracts	70	—	—	—	70	0.1
Total Other Financial Instruments*	$70	$—	$—	$—	$70

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

86 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$70

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$861

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$65

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 87

Russell Investment Company
U.S. Mid Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$385	$—	$ 385
Total Financial and Derivative Assets			385	—	385
Financial and Derivative Assets not subject to a netting agreement			—	—	—
Total Financial and Derivative Assets subject to a netting agreement			$385	$—	$ 385

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of Montreal		$100	$—	$100	$—
Credit Suisse		136	—	136	—
Merrill Lynch		149	—	149	—
Total		$385	$—	$385	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$56,267
Investments, at fair value(*)(>)	64,554
Receivables:
Dividends and interest	11
Dividends from affiliated funds	12
Investments sold	464
Fund shares sold	3
Variation margin on futures contracts	212
Total assets	65,256

Liabilities
Payables:
Investments purchased	420
Fund shares redeemed	282
Accrued fees to affiliates	22
Other accrued expenses	49
Payable upon return of securities loaned	391
Total liabilities	1,164

Net Assets	$64,092

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 89

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$8,071
Shares of beneficial interest	60
Additional paid-in capital	55,961
Net Assets	$64,092

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.27
Class A — Net assets	$4,135,346
Class A — Shares outstanding ($. 01 par value)	389,361
Net asset value per share: Class C(#)	$10.17
Class C — Net assets	$1,337,362
Class C — Shares outstanding ($. 01 par value)	131,501
Net asset value per share: Class S(#)	$10.67
Class S — Net assets	$58,619,699
Class S — Shares outstanding ($. 01 par value)	5,493,310
Amounts in thousands
(*) Securities on loan included in investments	$385
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$7,028

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

90 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$720
Dividends from affiliated funds	105
Securities lending income (net)	4
Total investment income	829

Expenses
Advisory fees	366
Administrative fees	22
Custodian fees	65
Distribution fees - Class A	3
Distribution fees - Class C	5
Transfer agent fees - Class A	4
Transfer agent fees - Class C	2
Transfer agent fees - Class S	81
Professional fees	30
Registration fees	41
Shareholder servicing fees - Class C	3
Trustees’ fees	2
Printing fees	12
Miscellaneous	11
Expenses before reductions	647
Expense reductions	(196)
Net expenses	451
Net investment income (loss)	378

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	28
Investments in affiliated funds	3
Futures contracts	861
Net realized gain (loss)	892
Net change in unrealized appreciation (depreciation) on:
Investments	3,260
Futures contracts	65
Net change in unrealized appreciation (depreciation)	3,325
Net realized and unrealized gain (loss)	4,217
Net Increase (Decrease) in Net Assets from Operations	$4,595

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 91

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378	$1,066
Net realized gain (loss)	892	13,737
Net change in unrealized appreciation (depreciation)	3,325	(13,021)
Net increase (decrease) in net assets from operations	4,595	1,782

Distributions
To shareholders
Class A	(610)	(588)
Class C	(348)	(269)
Class S	(12,694)	(16,146)
Net decrease in net assets from distributions	(13,652)	(17,003)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(78,505)	2,442
Total Net Increase (Decrease) in Net Assets	(87,562)	(12,779)

Net Assets
Beginning of period	151,654	164,433
End of period	$64,092	$151,654

See accompanying notes which are an integral part of the financial statements.

92 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	6	$70	114	$1,373
Proceeds from reinvestment of distributions	68	606	50	588
Payments for shares redeemed	(218)	(2,369)	(93)	(1,126)
Net increase (decrease)	(144)	(1,693)	71	835
Class C
Proceeds from shares sold	31	302	27	311
Proceeds from reinvestment of distributions	40	346	24	268
Payments for shares redeemed	(164)	(1,585)	(61)	(709)
Net increase (decrease)	(93)	(937)	(10)	(130)
Class S
Proceeds from shares sold	171	1,791	2,099	25,412
Proceeds from reinvestment of distributions	1,411	12,683	1,364	16,138
Payments for shares redeemed	(8,610)	(90,349)	(3,301)	(39,813)
Net increase (decrease)	(7,028)	(75,875)	162	1,737
Total increase (decrease)	(7,265)	$(78,505)	223	$2,442

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 93

Russell Investment Company
U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	11.38	. 03	. 71	. 74	(.05)	(1.45)
October 31, 2018	12.56	. 06	. 04	. 10	(.05)	(1.23)
October 31, 2017	10.94	. 03	2.08	2.11	(.04)	(. 45)
October 31, 2016	12.47	. 07	. 18	. 25	(.09)	(1.69)
October 31, 2015	13.27	. 03	. 29	. 32	(.04)	(1.08)
October 31, 2014	13.26	. 01	1.46	1.47	(.03)	(1.43)

Class C
April 30, 2019*	10.98	—(f)	. 68	. 68	(.04)	(1.45)
October 31, 2018	12.19	(.03)	. 05	. 02	—	(1.23)
October 31, 2017	10.68	(.06)	2.02	1.96	—(f)	(. 45)
October 31, 2016	12.22	(.01)	. 17	. 16	(.01)	(1.69)
October 31, 2015	13.08	(.06)	. 28	. 22	—	(1.08)
October 31, 2014	13.16	(.09)	1.44	1.35	—	(1.43)

Class S
April 30, 2019*	11.43	. 04	. 71	. 75	(.06)	(1.45)
October 31, 2018	12.60	. 09	. 05	. 14	(.08)	(1.23)
October 31, 2017	10.98	. 06	2.08	2.14	(.07)	(. 45)
October 31, 2016	12.50	. 10	. 18	. 28	(.11)	(1.69)
October 31, 2015	13.30	. 07	. 28	. 35	(.07)	(1.08)
October 31, 2014	13.29	. 04	1.45	1.49	(.05)	(1.43)

See accompanying notes which are an integral part of the financial statements.

94 U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.50)	10.62	9.00	4,135	1.56	1.11	. 65	45
(1.28)	11.38	. 48	6,068	1.46	1.22	. 41	92
(. 49)	12.56	19.67	5,802	1.47	1.22	. 26	96
(1.78)	10.94	2.94	4,956	1.47	1.22	. 68	127
(1.12)	12.47	2.29	5,259	1.40	1.22	. 26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	. 07	96

(1.49)	10.17	8.66	1,337	2.13	1.69	. 04	45
(1.23)	10.98	(. 20)	2,464	2.21	1.97	(.34)	92
(. 45)	12.19	18.75	2,859	2.22	1.97	(.48)	96
(1.70)	10.68	2.19	2,790	2.22	1.97	(.08)	127
(1.08)	12.22	1.52	2,882	2.15	1.97	(.49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(.70)	96

(1.51)	10.67	9.04	58,620	1.39	. 96	. 85	45
(1.31)	11.43	. 80	143,122	1.21	. 97	. 65	92
(. 52)	12.60	19.89	155,772	1.22	. 97	. 52	96
(1.80)	10.98	3.26	140,884	1.22	. 97	. 92	127
(1.15)	12.50	2.53	195,724	1.15	. 97	. 51	120
(1.48)	13.30	12.28	197,354	1.17	. 97	. 33	96

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 95

Russell Investment Company
U.S. Mid Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$7,059
Administration fees	2,663
Shareholder servicing fees	298
Transfer agent fees	11,021
Trustee fees	466
$21,507

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$2,663	$ 4,551	$ 6,823	$ —	$ —	$391	$15	$—
U. S. Cash Management Fund	4,108	93,180	90,654	3	—	6,637	105	—
	$6,771	$ 97,731	$ 97,477	$ 3	$ —	$7,028	$120	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$57,421,166
Unrealized Appreciation	$8,780,794
Unrealized Depreciation	(1,577,725)
Net Unrealized Appreciation (Depreciation)	$7,203,069

See accompanying notes which are an integral part of the financial statements.

96 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,042.40	$1,018.60
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.33	$6.26
Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2019	$1,038.10	$1,014.88
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.11	$9.99

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.00%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2018	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2019	$1,042.20	$1,018.60
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.33	$6.26
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

U.S. Small Cap Equity Fund 97

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,044.30	$1,020.48
Expenses Paid During Period*	$4.41	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,044.70	$1,020.63
Expenses Paid During Period*	$4.26	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,043.80	$1,020.03
Expenses Paid During Period*	$4.86	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,044.30	$1,020.78
Expenses Paid During Period*	$4.11	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks – 100.8%			Dorman Products, Inc. (Æ)	11,248	986
Consumer Discretionary - 14.9%			Eldorado Resorts, Inc. (Æ)	153,198	7,562
2U, Inc. (Æ)(Ñ)	39,289	2,382	Entercom Communications Corp. Class A(Ñ)	59,725	411
Aaron's, Inc. Class A	68,202	3,798	Entravision Communications Corp. Class A	101,018	290
Adtalem Global Education, Inc. (Æ)(Ð)	53,277	2,628	EVINE Live, Inc. (Æ)	9,347	4
Advanced Energy Industries, Inc. (Æ)	16,890	976	EW Scripps Co. (The) Class A	32,915	750
AH Belo Corp. Class A	135,667	490	Express, Inc. (Æ)	165,770	610
AMC Entertainment Holdings, Inc. Class			Extended Stay America, Inc.	226,173	4,051
A(Ñ)	40,919	620	Fiesta Restaurant Group, Inc. (Æ)	12,300	156
Amerco, Inc. (Ð)	980	366	Fitbit, Inc. Class A(Æ)	77,600	410
American Axle & Manufacturing Holdings,			Five Below, Inc. (Æ)	13,243	1,939
Inc. (Æ)(Ð)	44,900	662	Floor & Decor Holdings, Inc. Class A(Æ)(Ñ)	19,298	927
American Eagle Outfitters, Inc.	42,206	1,004	Fortress Transportation & Infrastructure
American Public Education, Inc. (Æ)	73,467	2,351	Investors LLC	365,655	5,941
Aspen Group, Inc. (Æ)(Ñ)	211,217	963	Fossil Group, Inc. (Æ)(Ð)	7,800	102
Avon Products, Inc. (Æ)	65,000	207	Foundation Building Materials, Inc. (Æ)	2,700	37
B. Riley Financial, Inc.	169,554	3,074	Fox Factory Holding Corp. (Æ)	7,327	569
Bassett Furniture Industries, Inc.	8,548	152	Francesca's Holdings Corp. (Æ)(Ñ)	1,346,520	931
Beasley Broadcasting Group, Inc. Class A	34,370	126	Full House Resorts, Inc. (Æ)	661,477	1,634
Bed Bath & Beyond, Inc. (Ñ)	71,414	1,193	Funko, Inc. Class A(Æ)	84,434	1,674
Big Lots, Inc.	107,229	3,985	Genesco, Inc. (Æ)(Ð)	61,576	2,759
BJ's Wholesale Club Holdings, Inc. (Æ)(Ð)	118,486	3,359	G-III Apparel Group, Ltd. (Æ)	18,854	814
Bloomin' Brands, Inc.	165,377	3,306	Golden Entertainment, Inc. (Æ)(Ñ)	76,121	1,197
BMC Stock Holdings, Inc. (Æ)(Ð)	28,000	576	Goodyear Tire & Rubber Co. (The)(Ð)	54,600	1,049
Boot Barn Holdings, Inc. (Æ)	61,218	1,762	GoPro, Inc. Class A(Æ)	12,000	71
Cable One, Inc.	6,285	6,666	Graham Holdings Co. Class B(Û)	2,250	1,673
Callaway Golf Co.	46,579	818	Grand Canyon Education, Inc. (Æ)	21,352	2,474
Canada Goose Holdings, Inc. (Æ)(Ñ)	15,557	831	Gray Television, Inc. (Æ)	57,577	1,349
Cardlytics, Inc. (Æ)(Ñ)	46,913	732	Habit Restaurants, Inc. (The) Class A(Æ)	7,667	82
Care. com, Inc. (Æ)	4,800	80	Hamilton Beach Brands Holding Co. Class A	1,600	29
Career Education Corp. (Æ)	75,091	1,363	HealthStream, Inc. (Æ)	9,700	254
Carriage Services, Inc. Class A	86,699	1,522	Hemisphere Media Group, Inc. Class A(Æ)	5,656	83
Carrols Restaurant Group, Inc. (Æ)	45,783	449	Hibbett Sports, Inc. (Æ)(Ñ)	52,690	1,091
Central Garden & Pet Co. Class A(Æ)	94,347	2,310	Houghton Mifflin Harcourt Co. (Æ)	28,000	200
Century Casinos, Inc. (Æ)	284,556	2,589	iClick Interactive Asia Group, Ltd. - ADR(Æ)
Century Communities, Inc. (Æ)	153,401	3,901	(Ñ)	16,057	63
Cheesecake Factory, Inc. (The)(Ñ)	18,821	934	Instructure, Inc. (Æ)	10,986	473
Chegg, Inc. (Æ)	140,949	5,025	International Speedway Corp. Class A	21,242	937
Children's Place, Inc. (The)(Ñ)	5,799	654	IntriCon Corp. (Æ)	63,478	1,483
Churchill Downs, Inc. (Ð)	8,420	849	J Alexander's Holdings, Inc. (Æ)	115,357	1,268
Chuy's Holdings, Inc. (Æ)(Ð)	74,576	1,483	Jack in the Box, Inc. (Û)	73,297	5,651
Clear Channel Outdoor Holdings, Inc. Class			John Wiley & Sons, Inc. Class A(Ð)	15,950	737
A(Æ)	68,548	335	K12, Inc. (Æ)	23,300	702
Conn's, Inc. (Æ)(Ñ)	149,900	3,878	L Brands, Inc. (Ð)	2,620	67
Cooper Tire & Rubber Co.	205,171	6,125	La-Z-Boy, Inc. Class Z	26,831	880
Cooper-Standard Holdings, Inc. (Æ)	24,419	1,237	Lear Corp.	990	142
Cracker Barrel Old Country Store, Inc. (Ñ)	1,765	298	Lee Enterprises, Inc. (Æ)	1,087,708	3,046
CSS Industries, Inc.	1,400	10	LGI Homes, Inc. (Æ)(Ñ)	59,099	4,096
Cumulus Media, Inc. Class A(Æ)	151,016	2,736	Libbey, Inc. (Æ)	350,017	875
Dana Holding Corp.	79,708	1,554	Liberty Braves Group Class C(Æ)	900	25
Dave & Buster's Entertainment, Inc.	7,253	412	Lifetime Brands, Inc.	48,955	463
Deckers Outdoor Corp. (Æ)	4,624	732	Lovesac Co. (The)(Æ)	52,674	2,075
Del Taco Restaurants, Inc. (Æ)	180,000	1,809	Madison Square Garden Co. (The) Class
Delta Apparel, Inc. (Æ)	108,513	2,612	A(Æ)(Ð)	3,880	1,212
Designer Brands, Inc.	15,829	352	Malibu Boats, Inc. Class A(Æ)	11,334	472
Diversified Restaurant Holdings, Inc. (Æ)	380,414	373	Marchex, Inc. Class B(Æ)	26,202	125
Domino's Pizza, Inc. (Ð)	2,000	541	Marriott Vacations Worldwide Corp.	6,456	682

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 99

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MDC Partners, Inc. Class A(Æ)	269,197	565	Whirlpool Corp. (Ð)	1,280	178
Meredith Corp. (Ñ)	70,320	4,149	WideOpenWest, Inc. (Æ)	27,400	219
Murphy USA, Inc. (Æ)(Ð)	11,557	988	Winnebago Industries, Inc. (Ñ)	89,916	3,180
Nautilus, Inc. (Æ)(Ð)	15,600	83	World Wrestling Entertainment, Inc. Class
News Corp. Class A	22,800	283	A(Ð)	1,500	126
Nexstar Media Group, Inc. Class A(Ð)	8,740	1,023	YETI Holdings, Inc. (Æ)(Ñ)	10,053	359
Noodles & Co. Class A(Æ)(Ñ)	155,397	1,111	Zumiez, Inc. (Æ)	15,395	410
NVR, Inc. (Æ)	533	1,680			244,055
Ollie's Bargain Outlet Holdings, Inc. (Æ)	24,247	2,319
OptimizeRx Corp. (Æ)	131,565	1,474	Consumer Staples – 3.1%
Oxford Industries, Inc.	9,194	764	Andersons, Inc. (The)	84,070	2,749
Papa John's International, Inc. (Ñ)	70,874	3,626	Calavo Growers, Inc. (Ñ)	50,019	4,792
Penn National Gaming, Inc. (Æ)	27,854	604	Casey's General Stores, Inc.	29,428	3,895
PetIQ, Inc. (Æ)(Ñ)	160,463	4,408	Core-Mark Holding Co. , Inc.	137,500	4,998
Planet Fitness, Inc. Class A(Æ)	62,808	4,755	Cott Corp.	103,666	1,608
Pool Corp.	37,800	6,944	Energizer Holdings, Inc.	151,431	7,251
Potbelly Corp. (Æ)	26,500	236	Flowers Foods, Inc.	109,413	2,379
QuinStreet, Inc. (Æ)	101,793	1,453	Fresh Del Monte Produce, Inc.	44,158	1,304
Red Lion Hotels Corp. (Æ)	101,600	805	Helen of Troy, Ltd. (Æ)	4,640	668
Red Robin Gourmet Burgers, Inc. (Æ)	47,080	1,508	Herbalife Nutrition, Ltd. (Æ)	14,000	740
Red Rock Resorts, Inc. Class A	32,809	885	J&J Snack Foods Corp.	24,729	3,887
Regis Corp. (Æ)	13,400	251	MGP Ingredients, Inc. (Ñ)	7,412	651
Rent-A-Center, Inc. Class A(Æ)	25,000	623	National Vision Holdings, Inc. (Æ)	15,776	426
Rosetta Stone, Inc. (Æ)(Ð)(Û)	37,695	951	Nomad Foods, Ltd. (Æ)	210,685	4,382
Ruth's Hospitality Group, Inc.	14,121	367	Nu Skin Enterprises, Inc. Class A	15,400	783
Sally Beauty Holdings, Inc. (Æ)(Ñ)	129,043	2,284	Post Holdings, Inc. (Æ)(Ð)	2,810	317
Scholastic Corp.	20,642	824	Sanderson Farms, Inc. (Ñ)	22,967	3,482
Scientific Games Corp. Class A(Æ)(Ñ)	36,266	839	Simply Good Foods Co. (The)(Æ)	97,080	2,180
SeaWorld Entertainment, Inc. (Æ)	16,367	436	Universal Corp.	45,521	2,452
Shutterfly, Inc. (Æ)	2,100	92	US Foods Holding Corp. (Æ)	32,660	1,194
Signet Jewelers, Ltd.	13,346	309
Sinclair Broadcast Group, Inc. Class A(Û)	25,081	1,148			50,138
Sportsman's Warehouse Holdings, Inc. (Æ)	304,407	1,358
Stamps. com, Inc. (Æ)	4,690	402	Energy - 3.8%
			Algonquin Power & Utilities Corp.	397,059	4,527
Standard Motor Products, Inc.	73,345	3,665	Arch Coal, Inc. Class A(Ð)	26,492	2,569
Steven Madden, Ltd.	42,453	1,543	C&J Energy Services, Inc. (Æ)(Ð)	96,302	1,353
Strategic Education, Inc. (Æ)	54,104	7,755	Callon Petroleum Co. (Æ)	152,944	1,149
Sturm Ruger & Co. , Inc. (Ñ)	56,140	3,143	Carrizo Oil & Gas, Inc. (Æ)	90,500	1,160
Super League Gaming, Inc. (Æ)(Ñ)	10,613	72	CONSOL Energy, Inc. (Æ)	47,717	1,617
Superior Uniform Group, Inc.	188,125	3,149	Core Laboratories NV	23,160	1,468
Systemax, Inc.	75,949	1,725	CVR Energy, Inc.	1,600	73
TEGNA, Inc. (Û)	90,499	1,441	Delek US Holdings, Inc.	129,982	4,818
Telaria, Inc. (Æ)	31,100	224	Dril-Quip, Inc. (Æ)	14,789	644
Texas Roadhouse, Inc. Class A	21,745	1,174	Exterran Corp. (Æ)	15,900	226
Thor Industries, Inc.	34,537	2,275	Gulf Island Fabrication, Inc. (Æ)(Û)	1,400	12
Tile Shop Holdings, Inc.	315,300	1,532	Gulfport Energy Corp. (Æ)	271,356	1,777
Tilly's, Inc. Class A	4,864	57	Helix Energy Solutions Group, Inc. (Æ)	77,261	604
TiVo Corp.	18,576	174	HollyFrontier Corp. (Ð)	24,380	1,164
Tower International, Inc.	128,310	2,994	Independence Contract Drilling, Inc. (Æ)	90,072	255
Town Sports International Holdings, Inc. (Æ)	3,500	13	Keane Group, Inc. (Æ)	54,174	568
TravelCenters of America LLC(Æ)	431,777	1,731	KLX Energy Services Holdings, Inc. (Æ)	107,487	3,015
Travelzoo, Inc. (Æ)	2,600	46	Laredo Petroleum, Inc. (Æ)	226,170	683
TRI Pointe Group, Inc. (Æ)	39,200	512	Luxfer Holdings PLC	186,440	4,476
Universal Electronics, Inc. (Æ)(Ð)	6,986	266	Matador Resources Co. (Æ)(Ñ)	37,958	747
Urban One, Inc. (Æ)	310,604	596	Matrix Service Co. (Æ)	90,620	1,777
Viad Corp.	15,992	980	McDermott International, Inc. (Æ)(Ñ)	224,064	1,813
Vista Outdoor, Inc. (Æ)(Ð)	22,726	196

See accompanying notes which are an integral part of the financial statements.

100 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Natural Gas Services Group, Inc. (Æ)	51,440	827	Brixmor Property Group, Inc. (ö)	66,100	1,182
NextEra Energy Partners, LP	1,500	69	Byline Bancorp, Inc. (Æ)	57,600	1,153
Northern Oil and Gas, Inc. (Æ)	159,501	423	Cadence Bancorp	67,483	1,535
Ormat Technologies, Inc.	13,340	779	Camden National Corp.	2,442	107
Par Pacific Holdings, Inc. (Æ)	42,992	840	Camden Property Trust(ö)	25,920	2,609
Patterson-UTI Energy, Inc.	18,646	253	Cannae Holdings, Inc. (Æ)	269,890	6,927
PBF Energy, Inc. Class A(Ð)	25,800	866	Capital City Bank Group, Inc.	76,000	1,743
Peabody Energy Corp. (Ð)	68,139	1,961	Capstar Financial Holdings, Inc.	20,502	318
Phillips 66 Partners, LP	71,160	3,525	Cass Information Systems, Inc.	9,466	467
ProPetro Holding Corp. (Æ)(Ð)	35,648	789	CatchMark Timber Trust, Inc. Class A(ö)	225,204	2,252
REX American Resources Corp. (Æ)	10,528	890	Cathay General Bancorp	22,608	832
RigNet, Inc. (Æ)	36,500	343	CBTX, Inc.	6,304	200
Smart Sand, Inc. (Æ)(Ñ)	106,709	419	CenterState Bank Corp.	55,721	1,375
Solaris Oilfield Infrastructure, Inc. Class A(Ñ)	55,637	945	Central Pacific Financial Corp.	158,290	4,750
Southwestern Energy Co. (Æ)	190,770	754	Central Valley Community Bancorp	1,131	23
SunCoke Energy, Inc.	129,511	1,115	Century Bancorp, Inc. Class A	17,800	1,632
Superior Energy Services, Inc. (Æ)	349,528	1,255	Chemical Financial Corp.	19,210	844
TETRA Technologies, Inc. (Æ)	816,500	1,943	Chemung Financial Corp.	755	36
TPI Composites, Inc. (Æ)(Ð)	86,834	2,688	Chesapeake Lodging Trust(Ð)(ö)	17,300	493
Transocean, Ltd. (Æ)	86,177	677	Civista Bancshares, Inc.	44,493	979
Unit Corp. (Æ)	90,239	1,224	Clipper Realty, Inc. (ö)	4,649	61
US Silica Holdings, Inc. (Ñ)	35,638	564	CNB Financial Corp.	3,150	90
Weatherford International PLC(Æ)(Ñ)(Û)	605,391	335	CNO Financial Group, Inc.	81,572	1,350
World Fuel Services Corp.	67,015	2,067	Cohen & Steers, Inc.	101,620	5,096
WPX Energy, Inc. (Æ)	43,447	603	Columbia Banking System, Inc.	22,636	850
		62,649	Columbia Property Trust, Inc. (ö)	42,800	972
			Community Bank System, Inc.	15,002	997
Financial Services - 24.6%			Community Bankers Trust Corp.	43,003	339
1st Source Corp.	10,703	501	Consolidated-Tomoka Land Co.	22,132	1,372
Alexander & Baldwin, Inc.	58,028	1,371	CoreCivic, Inc. (Æ)	31,400	653
Amalgamated Bank Class A	37,349	633	CoreSite Realty Corp. Class A(Ð)(ö)	2,010	220
American Equity Investment Life Holding			Cousins Properties, Inc. (ö)	178,452	1,708
Co.	36,581	1,076	Cowen Group, Inc. Class A(Æ)(Ñ)	65,100	1,090
American Homes 4 Rent Class A(ö)(Û)	66,500	1,595	Cullen/Frost Bankers, Inc.	15,700	1,597
Americold Realty Trust(ö)	117,776	3,770	Cushman & Wakefield PLC(Æ)	2,700	53
Ameris Bancorp	59,817	2,181	Customers Bancorp, Inc. (Æ)	34,936	791
AMERISAFE, Inc.	50,098	2,967	CVB Financial Corp.	17,294	375
Apartment Investment & Management Co.			CyrusOne, Inc. (ö)	21,577	1,202
Class A(ö)	8,900	439	DiamondRock Hospitality Co. (ö)	88,917	966
Argo Group International Holdings, Ltd.	10,726	837	Donegal Group, Inc. Class A	712	10
Arrow Financial Corp.	2,151	72	Douglas Emmett, Inc. (ö)(Û)	61,448	2,531
Artisan Partners Asset Management, Inc.			Eagle Bancorp, Inc.	24,039	1,328
Class A(Ð)	9,953	282	Easterly Government Properties, Inc. (ö)	159,373	2,869
Atlantic Capital Bancshares, Inc. (Æ)	101,400	1,768	Employers Holdings, Inc.	19,239	826
Axis Capital Holdings, Ltd.	27,700	1,575	Enstar Group, Ltd. (Æ)	4,349	771
BancFirst Corp. (Ð)	5,812	328	Enterprise Financial Services Corp.	14,573	620
BancorpSouth Bank	28,369	865	Equity Commonwealth(ö)	47,210	1,502
Bank of Commerce Holdings	200	2	Equity LifeStyle Properties, Inc. Class A(ö)	1,640	191
Bank of Marin Bancorp	9,026	382	Erie Indemnity Co. Class A(Ð)	5,056	957
Bank of NT Butterfield & Son, Ltd. (The)	29,515	1,181	Essent Group, Ltd. (Æ)	65,928	3,128
Bank OZK	128,518	4,196	Essential Properties Realty Trust, Inc. (ö)	214,988	4,446
BankFinancial Corp.	9,903	149	Euronet Worldwide, Inc. (Æ)	15,438	2,314
Banner Corp.	70,580	3,742	Evercore, Inc. Class A	51,525	5,020
Baycom Corp. (Æ)	7,453	172	Everest Re Group, Ltd.	9,860	2,322
Braemar Hotels & Resorts, Inc. (ö)	12,201	170	Everi Holdings, Inc. (Æ)	114,178	1,175
Brighthouse Financial, Inc. (Æ)	75,540	3,157	FactSet Research Systems, Inc. (Ð)	1,530	422
Brightsphere Investment Group(Æ)	56,056	822	FB Financial Corp.	19,049	700

U.S. Small Cap Equity Fund 101

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Federal Agricultural Mortgage Corp. Class C	48,217	3,688	Industrial Logistics Properties Trust(ö)	62,200	1,235
Federated Investors, Inc. Class B	43,079	1,324	Innovative Industrial Properties, Inc. (Ñ)(ö)	11,811	1,006
FedNat Holding Co.	13,167	214	Interactive Brokers Group, Inc. Class A(Ð)	4,300	233
FGL Holdings	156,282	1,333	International Bancshares Corp.	10,280	426
Fifth Third Bancorp	33,002	951	Investors Bancorp, Inc.	68,223	802
First American Financial Corp.	35,497	2,025	Investors Real Estate Trust(ö)	52,207	3,147
First BanCorp	275,907	4,394	James River Group Holdings, Ltd.	97,935	4,135
First Bancshares, Inc.	4,144	128	Jernigan Capital, Inc. (ö)	33,936	715
First Busey Corp.	87,370	2,258	Kearny Financial Corp.	482,099	6,748
First Defiance Financial Corp.	5,515	163	Kemper Corp.	32,500	2,921
First Financial Bancorp	29,617	743	Kennedy-Wilson Holdings, Inc.	231,337	4,983
First Foundation, Inc.	199,743	2,838	Ladder Capital Corp. Class A(ö)	60,063	1,045
First Hawaiian, Inc. (Ð)	214,802	5,939	Ladenburg Thalmann Financial Services, Inc.	42,841	157
First Industrial Realty Trust, Inc. (ö)	33,945	1,197	Lakeland Financial Corp.	42,565	2,032
First Interstate BancSystem, Inc. Class A	62,018	2,621	Lamar Media Corp. Class A(Ð)(ö)	11,100	918
First Midwest Bancorp, Inc.	32,312	694	Lazard, Ltd. Class A(Ð)	6,600	257
Flagstar Bancorp, Inc.	9,876	353	Legacy Housing Corp. (Æ)(Ñ)	118,179	1,434
FNB Corp.	333,130	4,041	LegacyTexas Financial Group, Inc. (Æ)	19,244	772
Forestar Group, Inc. (Æ)	80,375	1,549	LendingClub Corp. (Æ)(Ð)	116,400	370
Franklin Financial Network, Inc.	10,008	277	LendingTree, Inc. (Æ)(Ñ)	10,557	4,063
Franklin Street Properties Corp. (Ð)(ö)	35,782	281	Liberty Property Trust(Ð)(ö)	44,422	2,205
FRP Holdings, Inc. (Æ)	30,127	1,527	Live Oak Bancshares, Inc. (Ñ)	54,015	944
Fulton Financial Corp.	50,106	864	LPL Financial Holdings, Inc.	13,208	978
Gaming and Leisure Properties, Inc. (ö)	16,000	646	LTC Properties, Inc. (Ð)(ö)	8,421	379
Genworth Financial, Inc. Class A(Æ)	251,035	951	Marcus & Millichap, Inc. (Æ)(Ð)	39,759	1,714
Glacier Bancorp, Inc.	21,873	932	Medical Properties Trust, Inc. (ö)	137,437	2,400
Gladstone Commercial Corp. (ö)	19,905	433	Mercantile Bank Corp.	5,015	170
Great Southern Bancorp, Inc.	2,761	160	Meridian Bancorp, Inc.	7,945	137
Great Western Bancorp, Inc.	43,916	1,545	Meta Financial Group, Inc.	22,707	585
Green Dot Corp. Class A(Æ)	52,229	3,330	Metropolitan Bank Holding Corp. (Æ)(Ð)	800	32
Greenhill & Co. , Inc. (Ñ)	66,720	1,382	MGIC Investment Corp. (Æ)	277,130	4,057
Guaranty Bancshares, Inc.	2,859	80	MidSouth Bancorp, Inc. (Ð)	500	6
Hallmark Financial Services, Inc. (Æ)	174,510	2,003	MidWestOne Financial Group, Inc.	5,211	147
Hancock Holding Co.	21,126	924	MoneyGram International, Inc. (Æ)	27,700	92
Hanover Insurance Group, Inc. (The)	6,900	832	Morningstar, Inc.	38,220	5,482
HarborOne Bancorp, Inc. (Æ)(Ð)	4,100	77	National Bank Holdings Corp. Class A	120,601	4,612
Health Insurance Innovations, Inc. Class			National General Holdings Corp.	11,500	283
A(Æ)(Ñ)	120,627	2,813	National Western Life Group, Inc. Class A	3,087	823
Healthcare Realty Trust, Inc. (ö)	16,713	516	Navigators Group, Inc. (The)	12,858	899
Healthcare Trust of America, Inc. Class A(Ð)			NexPoint Residential Trust, Inc. (ö)	89,419	3,352
(ö)	32,210	888	NMI Holdings, Inc. Class A(Æ)(Ð)	87,475	2,456
Heartland Financial USA, Inc.	7,278	327	Northeast Bancorp	65,000	1,425
Heritage Commerce Corp.	11,510	144	Northwest Bancshares, Inc.	37,995	662
Heritage Insurance Holdings, Inc. (Ð)	2,599	35	OFG Bancorp(Ð)	13,300	268
Hersha Hospitality Trust Class A(ö)	25,885	481	Old National Bancorp	58,334	996
Home Bancorp, Inc.	2,011	74	Old Second Bancorp, Inc.	200,411	2,656
Home BancShares, Inc.	277,906	5,332	OneMain Holdings, Inc. (Æ)	18,600	632
HomeStreet, Inc. (Æ)	187,401	5,273	Opus Bank	27,700	606
HomeTrust Bancshares, Inc.	6,197	157	Origin Bancorp, Inc.	57,396	2,000
Hope Bancorp, Inc.	49,775	700	Outfront Media, Inc. (ö)	236,525	5,636
Horace Mann Educators Corp.	89,504	3,453	Pacific Premier Bancorp, Inc.	31,269	909
Houlihan Lokey, Inc. Class A	16,182	798	PCSB Financial Corp. (Ð)	149,154	2,842
Howard Hughes Corp. (The)(Æ)(Ð)	8,190	909	Peapack Gladstone Financial Corp.	113,094	3,272
Iberiabank Corp.	19,647	1,562	Pebblebrook Hotel Trust(Ñ)(ö)	34,495	1,123
Independence Realty Trust, Inc. (ö)	117,626	1,246	Peoples Bancorp, Inc.	7,543	247
Independent Bank Corp.	239,104	5,148	People's Utah Bancorp	3,100	88
Independent Bank Group, Inc.	16,116	919	Physicians Realty Trust(ö)	66,239	1,196

See accompanying notes which are an integral part of the financial statements.

102 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Piedmont Office Realty Trust, Inc. Class A(Ð)			Trustmark Corp.	24,301	874
(ö)	127,733	2,660	UMB Financial Corp.	12,191	852
Piper Jaffray Cos.	4,767	384	UMH Properties, Inc. (ö)	124,500	1,749
Popular, Inc.	95,897	5,534	Umpqua Holdings Corp. (Ð)	79,859	1,387
Potlatch Corp. (ö)	133,799	5,173	United Bankshares, Inc.	23,316	915
Primerica, Inc. (Ð)	18,340	2,390	United Community Banks, Inc.	78,986	2,218
Prosperity Bancshares, Inc.	38,281	2,819	United Community Financial Corp.	20,728	191
Protective Insurance Corp. Class B	991	16	Universal Insurance Holdings, Inc.	32,895	980
PS Business Parks, Inc. (ö)	9,313	1,431	Unum Group(Ð)	4,300	159
Pzena Investment Management, Inc. Class A	195,835	1,949	Valley National Bancorp	77,786	815
QCR Holdings, Inc.	6,361	218	Veritex Holdings, Inc.	71,190	1,887
QTS Realty Trust, Inc. Class A(Ñ)(ö)	92,753	4,206	VICI Properties, Inc. (ö)(Û)	65,400	1,491
Radian Group, Inc.	47,667	1,116	Voya Financial, Inc. (Ð)(Û)	28,500	1,564
Rayonier, Inc. (ö)	114,261	3,633	Waddell & Reed Financial, Inc. Class A(Ð)	24,500	459
RE/MAX Holdings, Inc. Class A	70,746	3,065	Washington Federal, Inc.	26,760	887
Redfin Corp. (Æ)(Ñ)	75,913	1,570	WesBanco, Inc.	23,460	946
Regency Centers Corp. (ö)(Û)	21,810	1,465	Westamerica Bancorporation(Ñ)	34,370	2,207
Reinsurance Group of America, Inc. Class A	17,803	2,697	Western Alliance Bancorp(Æ)	19,345	924
RenaissanceRe Holdings, Ltd.	13,790	2,142	Wintrust Financial Corp.	30,025	2,288
Renasant Corp.	20,174	732	WR Berkley Corp. (Ð)(Û)	43,720	2,680
Retail Opportunity Investments Corp. (ö)	177,063	3,107	WSFS Financial Corp.	6,953	300
Retail Properties of America, Inc. Class A(ö)			Xenia Hotels & Resorts, Inc. (Ð)(ö)	72,073	1,560
(Û)	114,400	1,406			404,887
Retail Value, Inc. (ö)	10,000	335
Rexford Industrial Realty, Inc. (ö)	35,580	1,348	Health Care - 10.7%
Riverview Bancorp, Inc.	1,100	8	Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	45,724	1,100
RLJ Lodging Trust(ö)	130,341	2,400	Acceleron Pharma, Inc. (Æ)	14,393	586
RMR Group, Inc. (The) Class A	10,673	617	Accuray, Inc. (Æ)	276,400	1,144
Ryman Hospitality Properties, Inc. (ö)	50,447	4,016	Achillion Pharmaceuticals, Inc. (Æ)	17,700	52
Seacoast Banking Corp. of Florida(Æ)	10,577	300	Acorda Therapeutics, Inc. (Æ)	46,715	488
SEI Investments Co.	19,710	1,073	Addus HomeCare Corp. (Æ)	19,701	1,338
Selective Insurance Group, Inc.	15,709	1,120	Akebia Therapeutics, Inc. (Æ)(Ð)	26,260	159
ServisFirst Bancshares, Inc.	19,119	649	Akorn, Inc. (Æ)(Ð)	59,000	159
Sierra Bancorp	6,732	178	Aldeyra Therapeutics, Inc. (Æ)	70,376	582
Signature Bank	6,750	891	Allscripts Healthcare Solutions, Inc. (Æ)	232,593	2,295
Silvercrest Asset Management Group, Inc.			AMAG Pharmaceuticals, Inc. (Æ)	26,100	291
Class A	99,900	1,453	Amedisys, Inc. (Æ)	15,889	2,031
Simmons First National Corp. Class A	27,362	695	Amphastar Pharmaceuticals, Inc. (Æ)(Ð)	10,000	216
SITE Centers Corp. (ö)	133,540	1,768	AnaptysBio, Inc. (Æ)(Ñ)	8,542	621
SL Green Realty Corp. (Ð)(ö)	4,200	371	AngioDynamics, Inc. (Æ)	22,532	463
South State Corp.	11,991	907	Anika Therapeutics, Inc. (Æ)(Ñ)	9,971	318
Southern First Bancshares, Inc. (Æ)	1,509	56	Apollo Endosurgery, Inc. (Æ)	185,857	693
SP Plus Corp. (Æ)	9,194	317	Applied Genetic Technologies Corp. (Æ)(Ð)	11,867	53
STAG Industrial, Inc. (ö)	27,824	801	Aratana Therapeutics, Inc. (Æ)(Ð)	4,480	21
State Auto Financial Corp.	30,419	1,023	Array BioPharma, Inc. (Æ)	206,934	4,679
Stewart Information Services Corp.	14,250	606	Arrowhead Pharmaceuticals, Inc. (Æ)(Ñ)	27,420	493
Stifel Financial Corp. (Ð)	45,805	2,733	Assertio Therapeutics, Inc. (Æ)(Ð)	31,293	130
Sunstone Hotel Investors, Inc. (ö)	74,249	1,069	Axogen, Inc. (Æ)	27,204	639
Synovus Financial Corp.	28,400	1,047	BioDelivery Sciences International, Inc. (Æ)	106,125	513
TCF Financial Corp. (Ð)	161,780	3,580	BioLife Solutions, Inc. (Æ)	39,070	654
Tejon Ranch Co. (Æ)	62,666	1,081	BioSpecifics Technologies Corp. (Æ)	4,037	270
Terreno Realty Corp. (ö)	22,286	995	BioTelemetry, Inc. (Æ)	68,109	3,705
The GEO Group, Inc. (ö)	153,918	3,081	Blueprint Medicines Corp. (Æ)	9,988	755
Third Point Reinsurance, Ltd. (Æ)	154,900	1,798	Cantel Medical Corp.	48,910	3,372
TriCo Bancshares	9,000	359	Cardiovascular Systems, Inc. (Æ)	159,317	5,662
TriState Capital Holdings, Inc. (Æ)	44,613	1,038	CareDx, Inc. (Æ)	66,749	1,816
Triumph Bancorp, Inc. (Æ)	11,015	342	Castlight Health, Inc. Class B(Æ)	172,551	644

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 103

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Catalyst Biosciences, Inc. (Æ)(Ñ)	37,361	326	Mirati Therapeutics, Inc. (Æ)(Ñ)	11,746	699
Chemed Corp.	20,985	6,858	Molina Healthcare, Inc. (Æ)(Ð)	840	109
Computer Programs & Systems, Inc.	8,400	255	Myriad Genetics, Inc. (Æ)	32,620	1,027
Corcept Therapeutics, Inc. (Æ)(Ñ)	49,869	617	Neogen Corp. (Æ)	4,942	300
CorVel Corp. (Æ)	59,433	4,267	NeoGenomics, Inc. (Æ)	252,455	5,259
Cross Country Healthcare, Inc. (Æ)(Ð)	13,300	94	Neon Therapeutics, Inc. (Æ)	7,433	46
CryoLife, Inc. (Æ)	17,826	547	NextGen Healthcare, Inc. (Æ)	7,900	148
Cutera, Inc. (Æ)(Ð)	25,534	453	Nuvectra Corp. (Æ)	239,775	2,263
Denali Therapeutics, Inc. (Æ)	16,796	411	Odonate Therapeutics, Inc. (Æ)	2,500	49
Dynavax Technologies Corp. (Æ)(Ñ)	91,426	608	Omnicell, Inc. (Æ)	63,835	5,130
Eagle Pharmaceuticals, Inc. (Æ)(Ñ)	13,637	701	OraSure Technologies, Inc. (Æ)	104,163	985
Emergent BioSolutions, Inc. (Æ)	17,143	886	Orthofix Medical, Inc. (Æ)	21,303	1,167
Enanta Pharmaceuticals, Inc. (Æ)	10,537	919	Otonomy, Inc. (Æ)(Ð)	2,900	8
Encompass Health Corp. (Æ)	81,139	5,229	Oxford Immunotec Global PLC(Æ)	29,388	477
Endo International PLC(Æ)(Û)	48,900	367	Pacira BioSciences, Inc. (Æ)(Ð)	17,995	717
Ensign Group, Inc. (The)	132,397	6,822	Palatin Technologies, Inc. (Æ)(Ñ)	577,598	716
Exelixis, Inc. (Æ)	23,952	471	PDL BioPharma, Inc. (Æ)	255,766	836
FibroGen, Inc. (Æ)	27,234	1,273	Penumbra, Inc. (Æ)(Ñ)	12,369	1,664
Five Prime Therapeutics, Inc. (Æ)(Ð)	5,200	58	Pfenex, Inc. (Æ)	239,278	1,385
GenMark Diagnostics, Inc. (Æ)	70,750	512	Prestige Brands Holdings, Inc. (Æ)	42,103	1,239
Genomic Health, Inc. (Æ)	11,029	709	Principia Biopharma, Inc. (Æ)(Û)	4,045	121
Global Blood Therapeutics, Inc. (Æ)	17,486	969	Prothena Corp. PLC(Æ)(Ð)	51,179	532
Globus Medical, Inc. Class A(Æ)	24,998	1,127	R1 RCM, Inc. (Æ)	305,355	3,197
Halozyme Therapeutics, Inc. (Æ)	24,492	395	REGENXBIO, Inc. (Æ)	15,279	770
Hanger, Inc. (Æ)	94,011	1,868	Repligen Corp. (Æ)	37,646	2,537
Harvard Bioscience, Inc. (Æ)	180,372	698	Retrophin, Inc. (Æ)(Ð)	102,019	1,947
HealthEquity, Inc. (Æ)(Ð)	20,825	1,411	Rhythm Pharmaceuticals, Inc. (Æ)(Ñ)	20,670	523
Healthways, Inc. (Æ)(Ñ)	56,261	1,216	Rigel Pharmaceuticals, Inc. (Æ)(Ð)	30,800	69
Heron Therapeutics, Inc. (Æ)(Ñ)	21,727	471	RTI Surgical Holdings, Inc. (Æ)(Ð)	3,900	21
ICU Medical, Inc. (Æ)	2,827	643	Sangamo BioSciences, Inc. (Æ)(Ñ)	51,339	600
Infinity Pharmaceuticals, Inc. (Æ)	13,300	22	SeaSpine Holdings Corp. (Æ)	368,260	5,424
Inogen, Inc. (Æ)	11,356	991	Seres Therapeutics, Inc. (Æ)(Ð)	12,400	81
Inspire Medical Systems, Inc. (Æ)	21,968	1,136	Spark Therapeutics, Inc. (Æ)	12,019	1,282
Insulet Corp. (Æ)	7,349	634	Surface Oncology, Inc. (Æ)	182	1
Integra LifeSciences Holdings Corp. (Æ)	23,422	1,222	Surmodics, Inc. (Æ)	4,507	196
Intersect ENT, Inc. (Æ)	13,096	425	Tactile Systems Technology, Inc. (Æ)(Ñ)	33,632	1,674
Intra-Cellular Therapies, Inc. Class A(Æ)	7,900	104	Tandem Diabetes Care, Inc. (Æ)	79,646	4,891
Invitae Corp. (Æ)	36,334	858	Teladoc Health, Inc. (Æ)(Ñ)	32,533	1,850
iRadimed Corp. (Æ)(Ñ)	26,400	660	Tenet Healthcare Corp. (Æ)(Ð)	2,700	59
Ironwood Pharmaceuticals, Inc. Class A(Æ)			Trinity Biotech PLC - ADR(Æ)	248,600	666
(Ð)	5,600	67	Triple-S Management Corp. Class B(Æ)(Û)	9,204	209
IVERIC bio, Inc. (Æ)	21,650	30	Ultragenyx Pharmaceutical, Inc. (Æ)	19,685	1,299
Lannett Co. , Inc. (Æ)	22,300	171	Unum Therapeutics, Inc. (Æ)	4,711	15
LeMaitre Vascular, Inc.	37,043	1,070	US Physical Therapy, Inc.	40,379	4,704
LHC Group, Inc. (Æ)	33,945	3,772	Utah Medical Products, Inc.	20,166	1,702
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	33,764	4,249	Vanda Pharmaceuticals, Inc. (Æ)	31,394	511
LivaNova PLC(Æ)(Ð)	26,342	1,814	Varex Imaging Corp. (Æ)(Ð)	71,000	2,332
Luminex Corp. (Ð)	29,739	678	Veracyte, Inc. (Æ)	81,892	1,873
MacroGenics, Inc. (Æ)	26,028	436	Vericel Corp. (Æ)	181,668	3,087
Madrigal Pharmaceuticals, Inc. (Æ)(Ñ)	3,190	338	ViewRay, Inc. (Æ)(Ñ)	142,330	991
Magellan Health, Inc. (Æ)(Û)	10,730	751	Wright Medical Group NV(Æ)	85,181	2,519
Mallinckrodt PLC(Æ)(Ñ)	57,048	882	Xencor, Inc. (Æ)	9,277	285
Medidata Solutions, Inc. (Æ)	4,385	396			176,467
MEDNAX, Inc. (Æ)(Û)	27,500	769
Medpace Holdings, Inc. (Æ)	19,855	1,115	Materials and Processing - 6.5%
Menlo Therapeutics, Inc. (Æ)(Ð)	24,059	173	AdvanSix, Inc. (Æ)	13,000	393
Merit Medical Systems, Inc. (Æ)	113,716	6,389	Allegheny Technologies, Inc. (Æ)(Ñ)	78,272	1,951

See accompanying notes which are an integral part of the financial statements.

104 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Apogee Enterprises, Inc.	37,355	1,505	Valvoline, Inc.	144,729	2,677
Armstrong Flooring, Inc. (Æ)	164,702	2,387	Veritiv Corp. (Æ)	4,801	134
Armstrong World Industries, Inc.	15,893	1,377	Verso Corp. Class A(Æ)	51,320	1,146
Ashland Global Holdings, Inc. (Ð)	23,550	1,896	Versum Materials, Inc.	47,646	2,486
Aspen Aerogels, Inc. (Æ)	2,000	8	Westlake Chemical Corp.	2,100	146
Axalta Coating Systems, Ltd. (Æ)(Ð)	33,900	915	WR Grace & Co. (Ð)	16,300	1,232
Beacon Roofing Supply, Inc. (Æ)	11,542	435			106,018
Boise Cascade Co.	21,600	598
BrightView Holdings, Inc. (Æ)	25,141	403	Producer Durables - 16.8%
Cabot Corp. (Ð)	44,083	2,001	ABM Industries, Inc.	82,508	3,133
Cabot Microelectronics Corp.	53,507	6,756	ACCO Brands Corp.	350,745	3,205
Carpenter Technology Corp.	26,785	1,330	Adient PLC(Ð)	26,300	608
Clearwater Paper Corp. (Æ)(Ð)	7,492	151	AECOM(Æ)(Ð)	33,200	1,125
Cleveland-Cliffs, Inc. (Æ)(Ñ)	16,626	166	AGCO Corp. (Û)	24,520	1,736
Comfort Systems USA, Inc.	98,816	5,346	Air Transport Services Group, Inc. (Æ)	22,509	530
Commercial Metals Co.	148,409	2,566	Alamo Group, Inc.	7,000	725
Compass Minerals International, Inc. (Ñ)	110,935	6,367	Allied Motion Technologies, Inc.	77,083	2,822
Culp, Inc.	6,040	124	Allison Transmission Holdings, Inc. Class
Dixie Group, Inc. (The)(Æ)	206,200	165	A(Û)	5,700	267
GCP Applied Technologies, Inc. (Æ)	21,860	629	Apergy Corp. (Æ)(Ð)	9,476	376
Haynes International, Inc.	94,873	3,065	AquaVenture Holdings, Ltd. (Æ)	15,377	299
Huntsman Corp.	52,400	1,165	ArcBest Corp. (Ð)	6,900	211
Huttig Building Products, Inc. (Æ)	72,500	198	Arconic, Inc. (Ð)	4,400	95
Ingevity Corp. (Æ)	45,041	5,180	Arcosa, Inc.	160,932	5,010
Innospec, Inc.	1,800	153	Ardmore Shipping Corp. (Æ)	547,300	3,820
Interface, Inc. Class A	114,391	1,835	Argan, Inc.	52,792	2,525
Koppers Holdings, Inc. (Æ)	4,000	107	ASGN, Inc. (Æ)	32,962	2,078
Kraton Corp. (Æ)	3,200	105	Astec Industries, Inc. (Ð)	50,001	1,685
Landec Corp. (Æ)	153,782	1,616	Astronics Corp. (Æ)	4,500	150
LB Foster Co. Class A(Æ)	5,400	116	AstroNova, Inc.	29,438	737
Lennox International, Inc. (Ð)	6,707	1,821	AZZ, Inc.	51,968	2,468
Masonite International Corp. (Æ)	17,445	898	Babcock & Wilcox Co. (The) Class W(Æ)	114,272	5,839
MRC Global, Inc. (Æ)(Ð)	11,500	199	Badger Meter, Inc.	76,755	4,258
Mueller Water Products, Inc. Class A	245,730	2,637	Barnes Group, Inc.	6,535	363
Neenah Paper, Inc.	44,263	3,003	Barrett Business Services, Inc.	4,880	356
NewMarket Corp. (Ð)	1,190	499	BG Staffing, Inc.	39,766	929
NN, Inc.	26,542	240	Brady Corp. Class A	9,907	483
Olin Corp. (Ð)	44,900	974	Brink's Co. (The)	80,525	6,436
Olympic Steel, Inc. (Ð)	3,500	57	Cactus, Inc. Class A(Æ)	15,511	563
Owens-Illinois, Inc. (Ð)	4,400	87	Carlisle Cos. , Inc.	10,110	1,430
PGT Innovations, Inc. (Æ)	75,067	1,100	Chart Industries, Inc. (Æ)	21,198	1,871
PH Glatfelter Co. (Ð)	78,440	1,238	Colfax Corp. (Æ)(Ð)	24,500	739
PolyOne Corp. (Ð)	39,730	1,098	Construction Partners, Inc. Class A(Æ)	29,904	392
Quaker Chemical Corp.	24,779	5,546	Control4 Corp. (Æ)	21,561	375
Rayonier Advanced Materials, Inc. (Ñ)	200,113	2,970	Covanta Holding Corp.	378,537	6,841
Ryerson Holding Corp. (Æ)	51,719	447	Covenant Transportation Group, Inc. Class
Schweitzer-Mauduit International, Inc.	71,417	2,540	A(Æ)	6,600	129
Scotts Miracle-Gro Co. (The) Class A(Ñ)	45,357	3,856	CPI Aerostructures, Inc. (Æ)	214,259	1,356
Silgan Holdings, Inc. (Ð)	188,197	5,635	CRA International, Inc.	59,214	3,084
Simpson Manufacturing Co. , Inc.	10,549	672	Crane Co.	14,317	1,218
Stepan Co. (Û)	15,828	1,465	CryoPort, Inc. (Æ)(Ñ)	35,620	501
Summit Materials, Inc. Class A(Æ)	31,435	551	Daseke, Inc. (Æ)	183,614	947
Trex Co. , Inc. (Æ)	32,291	2,237	Dycom Industries, Inc. (Æ)(Ð)	45,342	2,248
Trinseo SA	18,890	849	Echo Global Logistics, Inc. (Æ)(Û)	6,400	147
Universal Stainless & Alloy Products, Inc. (Æ)	126,998	1,828	Electronics For Imaging, Inc. (Æ)	19,468	724
US Concrete, Inc. (Æ)(Ñ)	63,682	3,001	Element Solutions, Inc. (Æ)	403,035	4,377
Valmont Industries, Inc. (Ð)	12,905	1,740	EMCOR Group, Inc.	35,235	2,965

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 105

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Encore Wire Corp.	28,136	1,668	Pentair PLC	50,080	1,953
EnPro Industries, Inc.	6,106	454	Pitney Bowes, Inc.	85,700	609
Euronav NV(Ñ)	318,139	2,984	Primoris Services Corp. (Ð)	133,998	2,938
Evoqua Water Technologies Corp. (Æ)	38,419	523	Radiant Logistics, Inc.	147,367	964
ExlService Holdings, Inc. (Æ)	8,012	476	Rollins, Inc. (Ð)	5,400	209
Exponent, Inc.	74,335	4,209	RR Donnelley & Sons Co.	33,393	154
Ferroglobe Representation and Warranty			Ryder System, Inc. (Ð)	143,612	9,049
Insurance Trust(Æ)(Š)	98,500	—	Saia, Inc. (Æ)	41,666	2,683
Fluent, Inc. (Æ)	55,520	390	Schneider National, Inc. Class B	22,700	474
Fluor Corp. (Ð)	28,670	1,139	Scorpio Tankers, Inc.	121,086	3,122
Forward Air Corp.	10,515	666	SkyWest, Inc.	26,974	1,661
FreightCar America, Inc. (Æ)	309,900	2,145	SPDR S&P Biotech ETF(Æ)	4,767	174
frontdoor, Inc. (Æ)	112,042	3,948	Spirit Airlines, Inc. (Æ)	24,345	1,324
Generac Holdings, Inc. (Æ)	41,142	2,262	SPX FLOW, Inc. (Æ)	16,600	597
GP Strategies Corp. (Æ)	54,887	699	Standex International Corp.	43,949	2,904
Granite Construction, Inc.	21,900	983	StealthGas, Inc. (Æ)	643,000	2,296
Great Lakes Dredge & Dock Corp. (Æ)	666,049	6,815	Steelcase, Inc. Class A	288,734	4,992
Greenbrier Cos. , Inc.	11,873	422	Sterling Construction Co. , Inc. (Æ)	26,700	362
Hackett Group, Inc. (The)	156,176	2,397	Sykes Enterprises, Inc. (Æ)	30,003	833
Hawaiian Holdings, Inc.	19,077	538	Team, Inc. (Æ)	67,220	1,136
HD Supply Holdings, Inc. (Æ)	28,400	1,298	Terex Corp. (Ð)	26,290	876
Healthcare Services Group, Inc. (Ñ)	111,476	3,773	Tetra Tech, Inc.	75,484	4,885
HEICO Corp. (Ð)	39,435	4,162	Titan International, Inc.	22,100	153
Hertz Global Holdings, Inc. Class W(Æ)	13,460	648	Titan Machinery, Inc. (Æ)	33,595	578
Huntington Ingalls Industries, Inc.	4,920	1,095	TopBuild Corp. (Æ)	22,762	1,621
Hyster-Yale Materials Handling, Inc. (Ð)	8,057	537	Toro Co. (The)	16,000	1,170
ICF International, Inc.	124,091	9,664	TreeHouse Foods, Inc. (Æ)	53,778	3,602
Insperity, Inc.	16,682	1,994	Trinity Industries, Inc.	93,020	2,006
Itron, Inc. (Æ)	9,205	494	TrueBlue, Inc. (Æ)	34,573	835
Kadant, Inc.	1,332	131	Tutor Perini Corp. (Æ)	202,871	4,051
KBR, Inc. (Ð)	656,375	14,586	Ultralife Corp. (Æ)	142,482	1,646
Kelly Services, Inc. Class A	27,998	623	UniFirst Corp.	6,802	1,076
Kimball International, Inc. Class B	63,100	988	Universal Truckload Services, Inc.	74,960	1,830
Knoll, Inc.	16,122	352	US Xpress Enterprises, Inc. Class A(Æ)(Ð)	17,800	120
Korn & Ferry International	22,300	1,049	USA Truck, Inc. (Æ)	88,500	1,260
Kornit Digital, Ltd. (Æ)(Ñ)	92,713	2,673	Vectrus, Inc. (Æ)	20,432	828
Landstar System, Inc.	11,600	1,264	Vishay Precision Group, Inc. (Æ)	24,276	919
Lincoln Electric Holdings, Inc. (Ð)	12,000	1,047	Wabash National Corp.	11,400	172
Liquidity Services, Inc. (Æ)	120,964	821	WageWorks, Inc. (Æ)	122,747	5,989
Littelfuse, Inc.	18,615	3,743	Watts Water Technologies, Inc. Class A	25,717	2,201
Manitowoc Co. , Inc. (The)(Æ)	27,950	499	Welbilt, Inc. (Æ)(Ñ)	277,375	4,668
ManpowerGroup, Inc.	22,100	2,122	Werner Enterprises, Inc.	21,168	709
Marlin Business Services Corp.	283	6	WESCO International, Inc. (Æ)(Ð)	17,600	1,007
Marten Transport, Ltd.	24,470	484	Willdan Group, Inc. (Æ)	27,534	1,088
MasTec, Inc. (Æ)(Ñ)	99,221	5,026	WillScot Corp. (Æ)	166,641	2,245
MAXIMUS, Inc. (Ð)	63,543	4,680	WNS Holdings, Ltd. - ADR(Æ)	50,234	2,871
Methode Electronics, Inc.	22,533	665	YRC Worldwide, Inc. (Æ)(Ð)	343,700	2,340
Milacron Holdings Corp. (Æ)	35,521	519			276,081
Modine Manufacturing Co. (Æ)	43,503	643
MYR Group, Inc. (Æ)	4,221	153	Technology - 14.7%
National Instruments Corp. (Û)	16,300	768	A10 Networks, Inc. (Æ)	34,000	220
Navistar International Corp. (Æ)(Ð)	16,680	569	Acacia Communications, Inc. (Æ)	29,231	1,692
NV5 Global, Inc. (Æ)	14,570	923	Adesto Technologies Corp. (Æ)	147,000	936
Old Dominion Freight Line, Inc.	14,204	2,120	ADTRAN, Inc.	64,866	1,112
Orion Group Holdings, Inc. (Æ)	460,790	1,193	Aerohive Networks, Inc. (Æ)	204,238	690
Park-Ohio Holdings Corp. (Ð)	5,281	193	Agilysys, Inc. (Æ)	2,784	53
Peak Resorts, Inc.	114,312	502	Allot Communications, Ltd. (Æ)	161,200	1,191

See accompanying notes which are an integral part of the financial statements.

106 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ambarella, Inc. (Æ)(Ñ)	18,372	921	II-VI, Inc. (Æ)	25,048	998
Amkor Technology, Inc. (Æ)	66,700	604	Immersion Corp. (Æ)	58,510	553
Anixter International, Inc. (Æ)	12,800	805	Infinera Corp. (Æ)(Ð)	73,100	317
Appfolio, Inc. Class A(Æ)	23,053	2,239	Inspired Entertainment, Inc. (Æ)(Ñ)	58,649	462
Applied Optoelectronics, Inc. (Æ)(Ñ)	32,693	409	InterDigital, Inc.	9,722	636
Aquantia Corp. (Æ)	6,900	66	InterXion Holding NV(Æ)	8,413	582
Arlo Technologies, Inc. (Æ)(Ð)	71,609	285	Intevac, Inc. (Æ)	8,700	42
Arrow Electronics, Inc. (Æ)	30,200	2,552	iRobot Corp. (Æ)(Ñ)	8,873	919
Aspen Technology, Inc. (Æ)	6,202	756	Jabil Circuit, Inc.	42,000	1,269
Avaya Holdings Corp. (Æ)	141,161	2,693	Juniper Networks, Inc.	18,700	519
Avid Technology, Inc. (Æ)(Ð)	54,057	411	Kemet Corp.	31,050	555
Axcelis Technologies, Inc. (Æ)	44,854	955	Kimball Electronics, Inc. (Æ)	145,370	2,199
AXT, Inc. (Æ)	71,236	406	Knowles Corp. (Æ)	20,895	394
Bandwidth, Inc. Class A(Æ)	13,782	1,039	Leaf Group, Ltd. (Æ)	249,034	2,089
Bel Fuse, Inc. Class B	3,410	81	Liberty Latin America, Ltd. Class C(Æ)	45,700	952
Benchmark Electronics, Inc.	91,591	2,475	Limelight Networks, Inc. (Æ)	1,010,064	3,000
Bottomline Technologies, Inc. (Æ)	12,240	619	LiveRamp Holdings, Inc. (Æ)	21,445	1,251
Box, Inc. Class A(Æ)	145,453	2,999	LogMeIn, Inc.	41,259	3,400
Brightcove, Inc. (Æ)	5,500	55	Loral Space & Communications, Inc. (Æ)	21,211	781
CACI International, Inc. Class A(Æ)	6,299	1,228	Lumentum Holdings, Inc. (Æ)	27,045	1,676
CalAmp Corp. (Æ)	250,050	3,653	MACOM Technology Solutions Holdings, Inc.
Calix, Inc. (Æ)	67,314	461	(Æ)(Ð)	5,900	82
Carbonite, Inc. (Æ)(Ð)	23,154	568	ManTech International Corp. Class A	14,364	890
Cars. com, Inc. (Æ)(Ñ)	69,958	1,456	Meet Group, Inc. (Æ)	180,304	1,003
ChannelAdvisor Corp. (Æ)	19,883	234	Mercury Systems, Inc. (Æ)	42,868	3,130
Ciena Corp. (Æ)	36,411	1,397	MicroStrategy, Inc. Class A(Æ)	22,733	3,403
Cirrus Logic, Inc. (Æ)	90,462	4,304	Mimecast, Ltd. (Æ)	27,633	1,423
Cloudera, Inc. (Æ)	76,338	850	MiX Telematics, Ltd. - ADR	35,711	642
Cohu, Inc.	33,292	494	MobileIron, Inc. (Æ)	97,434	578
CommScope Holding Co. , Inc. (Æ)(Ð)	49,400	1,224	Model N, Inc. (Æ)(Ð)	5,900	109
CommVault Systems, Inc. (Æ)	30,425	1,601	NeoPhotonics Corp. (Æ)	375,659	2,566
comScore, Inc. (Æ)(Ð)	12,900	162	NETGEAR, Inc. (Æ)	22,193	689
Comtech Telecommunications Corp. (Ð)	7,000	165	NetScout Systems, Inc. (Æ)(Ð)	116,248	3,418
Conduent, Inc. (Æ)	173,465	2,226	NIC, Inc.	56,557	976
Cornerstone OnDemand, Inc. (Æ)	50,171	2,741	Nice, Ltd. - ADR(Æ)(Ñ)	13,522	1,864
Cray, Inc. (Æ)	21,301	559	NII Holdings, Inc. (Æ)	111,762	219
Cree, Inc. (Æ)	12,134	802	Novanta, Inc. (Æ)	24,728	2,152
Daktronics, Inc.	52,701	399	Nuance Communications, Inc. (Æ)(Ð)	52,607	885
Diebold Nixdorf, Inc. (Æ)(Ð)	44,305	447	Ooma, Inc. (Æ)	160,391	2,164
Digi International, Inc. (Æ)	7,100	91	Pareteum Corp. (Æ)(Ñ)	177,483	809
Donnelley Financial Solutions, Inc. (Æ)	8,200	126	PC Connection, Inc.	28,310	1,052
DSP Group, Inc. (Æ)	59,000	843	PC-Telephone, Inc. (Æ)	127,548	603
EMCORE Corp. (Æ)	22,700	89	Perficient, Inc. (Æ)	145,500	4,284
Endurance International Group Holdings,			Perspecta, Inc.	307,811	7,104
Inc. (Æ)	13,900	77	Photronics, Inc. (Æ)	76,558	715
ePlus, Inc. (Æ)	9,522	898	Pixelworks, Inc. (Æ)	6,624	31
Etsy, Inc. (Æ)	12,970	876	Plantronics, Inc.	55,404	2,852
Everbridge, Inc. (Æ)	49,693	3,672	PlayAGS, Inc. (Æ)	311,024	7,502
Extreme Networks, Inc. (Æ)	239,997	1,920	Plexus Corp. (Æ)	14,059	846
FireEye, Inc. (Æ)(Ð)	377,425	6,046	Power Integrations, Inc.	73,043	5,772
Five9, Inc. (Æ)	172,704	9,166	Presidio, Inc.	28,700	431
GDS Holdings, Ltd. - ADR(Æ)(Ñ)	54,007	2,113	Progress Software Corp.	13,057	596
Glu Mobile, Inc. (Æ)(Ð)	153,905	1,684	Proofpoint, Inc. (Æ)	31,347	3,932
Graham Corp.	17,991	372	Pure Storage, Inc. Class A(Æ)	37,235	851
Harmonic, Inc. (Æ)	5,566	32	Q2 Holdings, Inc. (Æ)	3,889	293
HubSpot, Inc. (Æ)(Ð)	390	72	Qualys, Inc. (Æ)	9,329	842
Ichor Holdings, Ltd. (Æ)(Ñ)	26,102	657	Quantenna Communications, Inc. (Æ)	130,450	3,176

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 107

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Radware, Ltd. (Æ)	35,212	919	Hawaiian Electric Industries, Inc.	69,736	2,893
Rambus, Inc. (Æ)	83,604	958	HighPoint Resources Corp. (Æ)	1,129,129	3,094
Rapid7, Inc. (Æ)	11,157	606	Idacorp, Inc.	13,693	1,356
RealPage, Inc. (Æ)	58,929	3,843	j2 Global, Inc.	59,376	5,203
Resideo Technologies, Inc. (Æ)	79,430	1,803	Mammoth Energy Services, Inc. (Ñ)	147,810	2,304
Ribbon Communications, Inc. (Æ)	26,880	144	MGE Energy, Inc.	7,977	541
Roku, Inc. (Æ)(Ñ)	26,103	1,660	Midstates Petroleum Co. , Inc. (Æ)	80,953	1,033
Rubicon Project, Inc. (The)(Æ)	127,805	817	Montage Resources Corp. (Æ)	65,208	725
Rudolph Technologies, Inc. (Æ)	22,807	552	New Jersey Resources Corp.	21,168	1,060
Sanmina Corp. (Æ)	23,476	796	Northwest Natural Holding Co.	15,781	1,056
ScanSource, Inc. (Æ)	26,538	999	NorthWestern Corp.	23,865	1,667
Semtech Corp. (Æ)	12,053	649	NRG Energy, Inc.	29,200	1,202
ShotSpotter, Inc. (Æ)(Ñ)	80,785	4,257	ONE Gas, Inc.	40,608	3,594
Silicon Laboratories, Inc. (Æ)	9,886	1,064	Pinnacle West Capital Corp.	24,600	2,344
Silicon Motion Technology Corp. - ADR	13,791	527	Plains GP Holdings, LP Class A(Æ)(Ð)	5,500	130
SMART Global Holdings, Inc. (Æ)(Ñ)	98,633	2,144	PNM Resources, Inc.	11,614	539
Smartsheet, Inc. Class A(Æ)	21,149	895	Portland General Electric Co.	45,113	2,360
Sonos, Inc. (Æ)(Ð)	35,400	387	RingCentral, Inc. Class A(Æ)	30,911	3,597
Stratasys, Ltd. (Æ)	15,700	365	Rosehill Resources, Inc. (Æ)	137,800	649
Switch, Inc. Class A(Ñ)	161,608	1,757	SandRidge Energy, Inc. (Æ)	95,730	800
Synaptics, Inc. (Æ)(Ð)	23,900	900	SJW Group	15,699	974
Synchronoss Technologies, Inc. (Æ)	29,600	159	South Jersey Industries, Inc.	246,632	7,921
SYNNEX Corp.	60,157	6,490	Southwest Gas Holdings, Inc.	19,560	1,627
Tableau Software, Inc. Class A(Æ)	530	65	Spire, Inc.	27,682	2,331
Tech Data Corp. (Æ)	22,834	2,434	Talos Energy, Inc. (Æ)	7,400	220
TeleNav, Inc. (Æ)	28,856	180	Unitil Corp.	15,700	893
Trade Desk, Inc. (The) Class A(Æ)	15,650	3,466	Viper Energy Partners, LP	14,947	503
Tucows, Inc. Class A(Æ)	6,823	602	Vistra Energy Corp.	89,357	2,435
Twilio, Inc. Class A(Æ)	22,500	3,086	Vonage Holdings Corp. (Æ)	276,510	2,688
Ultra Clean Holdings(Æ)(Ñ)	58,945	706			93,827
Unisys Corp. (Æ)(Ñ)	217,245	2,435

Universal Display Corp. (Ñ)	19,527	3,117	Total Common Stocks
Upland Software, Inc. (Æ)	60,632	2,819
Varonis Systems, Inc. (Æ)	3,900	277	(cost $1,429,751)		1,655,629
Veeco Instruments, Inc. (Æ)(Ð)	48,102	586
Vishay Intertechnology, Inc.	37,792	749	Warrants & Rights - 0.0%
Workiva, Inc. (Æ)	63,335	3,365	TETRA Technologies, Inc. (Æ)(Š)
Xperi Corp.	314,509	7,816	2021 Warrants	93,700	10
Yelp, Inc. Class A(Æ)	39,174	1,569
Zscaler, Inc. (Æ)(Ñ)	55,095	3,764
Zynga, Inc. Class A(Æ)	235,556	1,333	Total Warrants & Rights
			(cost $21)		10
		241,507	Short-Term Investments - 2.6%
			U. S. Cash Management Fund(@)	43,036,214(8)	43,045
Utilities - 5.7%			Total Short-Term Investments
ALLETE, Inc.	20,997	1,710
American States Water Co.	75,587	5,380	(cost $43,044)		43,045
Antero Midstream Corp.	286,652	3,500
Aqua America, Inc. (Ð)	22,800	891	Other Securities - 9.1%
Avista Corp.	136,074	5,871	U. S. Cash Collateral Fund(×)(@)	150,052,243 (8)	150,052
Black Hills Corp.	15,715	1,143	Total Other Securities
Boingo Wireless, Inc. (Æ)	229,677	5,223	(cost $150,052)		150,052
California Water Service Group(Ð)	33,108	1,668
Cogent Communications Holdings, Inc.	90,278	4,986
El Paso Electric Co.	21,257	1,299	Total Investments 112.5%
Enerplus Corp. (Ñ)	77,751	711	(identified cost $1,622,808)		1,848,736
GCI Liberty, Inc. Class A(Æ)	81,720	4,872	Securities Sold Short - (3.4)%
Gogo, Inc. (Æ)(Ð)(Ñ)	158,526	834	Consumer Discretionary - (0.6)%

See accompanying notes which are an integral part of the financial statements.

108 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American Outdoor Brands Corp. (Æ)	(55,547)	(553)	Chesapeake Energy Corp. (Æ)	(23,300)	(68)
At Home Group, Inc. (Æ)	(5,700)	(134)	Contango Oil & Gas Co. (Æ)	(5,100)	(15)
Bed Bath & Beyond, Inc.	(56,200)	(939)	Denbury Resources, Inc. (Æ)	(11,900)	(27)
Build-A-Bear Workshop, Inc. Class A(Æ)	(8,728)	(49)	Flotek Industries, Inc. (Æ)	(12,800)	(46)
Carvana Co. (Æ)	(1,600)	(114)	Forum Energy Technologies, Inc. (Æ)	(63,400)	(379)
Castle Brands, Inc. (Æ)	(14,900)	(10)	Independence Contract Drilling, Inc. (Æ)	(3,400)	(10)
Century Communities, Inc. (Æ)	(31,059)	(790)	Key Energy Services, Inc. (Æ)	(13,969)	(58)
Del Frisco's Restaurant Group, Inc. (Æ)	(34,400)	(230)	NCS Multistage Holdings, Inc. (Æ)	(2,900)	(12)
Dorman Products, Inc. (Æ)	(5,990)	(525)	Pacific Ethanol, Inc. (Æ)	(32,600)	(36)
Duluth Holdings, Inc. Class B(Æ)	(10,065)	(160)	Profire Energy, Inc. (Æ)	(7,200)	(11)
Escalade, Inc.	(327)	(4)	QEP Resources, Inc. (Æ)	(58,300)	(438)
Fox Factory Holding Corp. (Æ)	(7,410)	(575)	Ring Energy, Inc. (Æ)	(23,400)	(121)
FTD Cos. , Inc. (Æ)	(10,000)	(7)	Select Energy Services, Inc. Class A(Æ)	(13,500)	(156)
GameStop Corp. Class A	(30,400)	(263)	Smart Sand, Inc. (Æ)	(10,800)	(42)
Harley-Davidson, Inc.	(12,550)	(467)	US Silica Holdings, Inc.	(10,400)	(165)
Leggett & Platt, Inc.	(16,694)	(657)			(2,200)
LGI Homes, Inc. (Æ)	(8,430)	(584)	Financial Services - (0.9)%
Liberty Media Corp. Class A(Æ)	(6,257)	(236)	AGNC Investment Corp. (Æ)	(53,000)	(943)
Lovesac Co. (The)(Æ)	(67)	(3)	Anworth Mortgage Asset Corp. (ö)	(14,663)	(61)
Meredith Corp.	(10,500)	(620)	Apollo Commercial Real Estate Finance,
			Inc. (ö)	(52,900)	(991)
New Home Co. , Inc. (The)(Æ)	(7,179)	(33)	Arbor Realty Trust, Inc. (ö)	(76,900)	(1,050)
Party City Holdco, Inc. (Æ)	(51,800)	(347)	CBL & Associates Properties, Inc. (ö)	(147,700)	(149)
Penn National Gaming, Inc. (Æ)	(23,500)	(509)	Chimera Investment Corp. (ö)	(54,700)	(1,049)
PetIQ, Inc. (Æ)	(11,324)	(311)	Colony Credit Real Estate, Inc. (ö)	(2,400)	(37)
Pool Corp.	(3,150)	(579)	Dynex Capital, Inc. (ö)	(47,100)	(287)
RTW RetailWinds, Inc. (Æ)	(9,833)	(23)	Encore Capital Group, Inc. (Æ)	(11,700)	(331)
Sally Beauty Holdings, Inc. (Æ)	(26,100)	(462)	First Financial Bancorp	(18,400)	(462)
Sequential Brands Group, Inc. (Æ)	(4,705)	(4)	Granite Point Mortgage Trust, Inc. (ö)	(26,569)	(511)
Sonic Automotive, Inc. Class A	(2,300)	(47)	Hannon Armstrong Sustainable Infrastructure
Superior Industries International, Inc.	(12,304)	(61)	Capital, Inc. (ö)	(19,040)	(506)
Tenneco, Inc. Class A	(7,000)	(153)	Jernigan Capital, Inc. (ö)	(6,600)	(139)
William Lyon Homes Class A(Æ)	(14,600)	(246)	Ladder Capital Corp. Class A(ö)	(27,600)	(480)
Winnebago Industries, Inc.	(16,660)	(589)	New Residential Investment Corp. (ö)	(63,700)	(1,071)
		(10,284)	Newmark Group, Inc. Class A	(33,800)	(288)
Consumer Staples – (0.2)%			Pebblebrook Hotel Trust(ö)	(33,630)	(1,095)
Diplomat Pharmacy, Inc. (Æ)	(23,900)	(133)	Pennsylvania Real Estate Investment Trust(ö)	(101,500)	(611)
Hain Celestial Group, Inc. (The)(Æ)	(30,900)	(674)	Potlatch Corp. (ö)	(13,320)	(515)
J&J Snack Foods Corp.	(1,890)	(297)	PRA Group, Inc. (Æ)	(6,800)	(191)
Limoneira Co.	(8,380)	(191)	Ready Capital Corp. (Æ)	(13,950)	(211)
MGP Ingredients, Inc.	(5,400)	(474)	Realogy Holdings Corp.	(18,400)	(240)
PetMed Express, Inc.	(18,000)	(393)	Sterling Bancorp	(28,500)	(610)
Simply Good Foods Co. (The)(Æ)	(14,772)	(332)	Tanger Factory Outlet Centers, Inc. (ö)	(27,400)	(495)
Spectrum Brands Holdings, Inc.	(8,900)	(548)	Two Harbors Investment Corp. (ö)	(40,700)	(564)
Vector Group, Ltd.	(26,500)	(253)	Washington Prime Group, Inc. (ö)	(159,800)	(711)
		(3,295)	WP Carey, Inc. (ö)	(6,610)	(524)
Energy – (0.1)%					(14,122)
Abraxas Petroleum Corp. (Æ)	(38,500)	(53)	Health Care - (0.4)%
Advanced Emissions Solutions, Inc.	(4,100)	(46)	AAC Holdings, Inc. (Æ)	(4,530)	(7)
Callon Petroleum Co. (Æ)	(68,800)	(517)	Abeona Therapeutics, Inc. (Æ)	(4,300)	(33)

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 109

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Acceleron Pharma, Inc. (Æ)	(1,900)	(77)	Sun Hydraulics Corp.	(8,330)	(436)
Arena Pharmaceuticals, Inc. (Æ)	(3,300)	(151)	Wabtec Corp.	(6,590)	(488)
ArQule, Inc. (Æ)	(8,600)	(51)	Willdan Group, Inc. (Æ)	(5,180)	(205)
Axonics Modulation Technologies, Inc. (Æ)	(1,900)	(38)			(6,878)
Bio-Rad Laboratories, Inc. Class A(Æ)	(3,389)	(1,020)	Technology - (0.6)%
BioScrip, Inc. (Æ)	(68,074)	(131)	Alteryx, Inc. Class A(Æ)	(2,510)	(222)
Cambrex Corp. (Æ)	(16,200)	(697)	AXT, Inc. (Æ)	(6,428)	(37)
Cara Therapeutics, Inc. (Æ)	(2,300)	(44)	Cars. com, Inc. (Æ)	(33,506)	(697)
Corcept Therapeutics, Inc. (Æ)	(7,500)	(93)	Cohu, Inc.	(38,868)	(576)
Emergent BioSolutions, Inc. (Æ)	(10,500)	(543)	Diodes, Inc. (Æ)	(24,040)	(876)
Enzo Biochem, Inc. (Æ)	(9,500)	(33)	Ebix, Inc.	(11,200)	(565)
Immunomedics, Inc. (Æ)	(2,400)	(38)	Envestnet, Inc. (Æ)	(3,270)	(232)
LHC Group, Inc. (Æ)	(5,110)	(568)	Evolent Health, Inc. Class A(Æ)	(14,900)	(202)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(4,390)	(552)	GrubHub, Inc. (Æ)	(2,720)	(182)
Matinas BioPharma Holdings, Inc. (Æ)	(32,800)	(32)	Inovalon Holdings, Inc. Class A(Æ)	(34,180)	(462)
Medicines Co. (The)(Æ)	(3,800)	(121)	Kopin Corp. (Æ)	(24,400)	(31)
Miragen Therapeutics, Inc. (Æ)	(8,114)	(24)	PAR Technology Corp. (Æ)	(2,400)	(57)
Myriad Genetics, Inc. (Æ)	(4,200)	(132)	Perficient, Inc. (Æ)	(6,738)	(198)
Neos Therapeutics, Inc. (Æ)	(9,657)	(23)	Plantronics, Inc.	(12,000)	(618)
OPKO Health, Inc. (Æ)	(191,179)	(457)	Rogers Corp. (Æ)	(2,970)	(498)
Owens & Minor, Inc.	(13,800)	(47)	Sanmina Corp. (Æ)	(24,690)	(837)
Prestige Brands Holdings, Inc. (Æ)	(31,789)	(935)	Science Applications International Corp.	(12,000)	(899)
Syneos Health, Inc. (Æ)	(10,800)	(507)	SS&C Technologies Holdings, Inc.	(9,500)	(643)
Teladoc Health, Inc. (Æ)	(2,890)	(164)	TTM Technologies, Inc. (Æ)	(20,900)	(277)
TherapeuticsMD, Inc. (Æ)	(33,400)	(144)	Ultra Clean Holdings(Æ)	(28,900)	(346)
ViewRay, Inc. (Æ)	(5,200)	(36)	USA Technologies, Inc. (Æ)	(44,499)	(252)
		(6,698)	Vishay Intertechnology, Inc.	(47,000)	(931)
Materials and Processing - (0.1)%					(9,638)
American Woodmark Corp. (Æ)	(3,200)	(288)	Utilities – (0.1)%
Beacon Roofing Supply, Inc. (Æ)	(24,500)	(923)	Earthstone Energy, Inc. Class A(Æ)	(9,900)	(66)
Coeur Mining, Inc. (Æ)	(10,400)	(38)	Extraction Oil & Gas, Inc. (Æ)	(87,400)	(411)
Hecla Mining Co.	(294,500)	(618)	Halcon Resources Corp. (Æ)	(69,400)	(90)
NN, Inc.	(23,700)	(214)	HighPoint Resources Corp. (Æ)	(30,400)	(83)
Northwest Pipe Co. (Æ)	(3,600)	(86)	Internap Corp. (Æ)	(16,800)	(66)
		(2,167)	j2 Global, Inc.	(1,700)	(149)
Producer Durables - (0.4)%			Legacy Reserves, Inc. (Æ)	(21,700)	(10)
Altra Industrial Motion Corp.	(24,300)	(911)	Lilis Energy, Inc. (Æ)	(6,800)	(9)
Aqua Metals, Inc. (Æ)	(12,629)	(32)			(884)
AstroNova, Inc.	(1,801)	(45)
CPI Aerostructures, Inc. (Æ)	(700)	(4)	Total Securities Sold Short
GATX Corp.	(4,720)	(364)	(proceeds $55,994)		(56,166)
Healthcare Services Group, Inc.	(16,500)	(559)
Iteris, Inc. (Æ)	(7,760)	(34)	Other Assets and Liabilities, Net
Knight-Swift Transportation Holdings, Inc.			-(9.1%)		(149,448)
(Æ)	(18,200)	(607)	Net Assets - 100.0%		1,643,122
LCI Industries	(7,600)	(668)
Littelfuse, Inc.	(4,720)	(949)
Snap-on, Inc.	(6,370)	(1,072)
Stericycle, Inc. (Æ)	(8,640)	(504)

See accompanying notes which are an integral part of the financial statements.

110 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	154	USD	12,275	06/19	301
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					301

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$244,055	$—	$—	$—	$244,055	14.9
Consumer Staples	50,138	—	—	—	50,138	3.1
Energy	62,649	—	—	—	62,649	3.8
Financial Services	404,887	—	—	—	404,887	24.6
Health Care	176,467	—	—	—	176,467	10.7
Materials and Processing	106,018	—	—	—	106,018	6.5
Producer Durables	276,081	—	—	—	276,081	16.8
Technology	241,507	—	—	—	241,507	14.7
Utilities	93,827	—	—	—	93,827	5.7
Warrants & Rights	—	—	10	—	10	—*
Short-Term Investments	—	—	—	43,045	43,045	2.6
Other Securities	—	—	—	150,052	150,052	9.1
Total Investments	1,655,629	—	10	193,097	1,848,736	112.5
Securities Sold Short***	(56,166)	—	—	—	(56,166)	(3.4)
Other Assets and Liabilities, Net						(9.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	301	—	—	—	301	—*

Total Other Financial Instruments**	$301	$—	$—	$—	$301

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

112 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*		$301

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$(2,555)

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$6,054

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 113

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U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$143,707	$—	$143,707
Total Financial and Derivative Assets			143,707	—	143,707
Financial and Derivative Assets not subject to a netting agreement			—	—	—
Total Financial and Derivative Assets subject to a netting agreement			$143,707	$—	$143,707

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Barclays		$6,219	$—	$6,219	$—
Citigroup		27,703	—	27,703	—
Credit Suisse		6,242	—	6,242	—
HSBC		21,640	—	21,640	—
ING		2,831	—	2,831	—
Merrill Lynch		29,597	—	29,597	—
Morgan Stanley		49,448	—	49,448	—
Wells Fargo		27	—	27	—
Total		$143,707	$—	$143,707	$—

See accompanying notes which are an integral part of the financial statements.

114 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Short Sales	Securities sold short, at fair value	$56,166	$—	$56,166
Total Financial and Derivative Liabilities		56,166	—	56,166
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$56,166	$—	$56,166

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$56,166	$—	$56,166	$—
Total	$56,166	$—	$56,166	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 115

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U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,622,868
Investments, at fair value(*)(>)	1,848,736
Cash	1,188
Receivables:
Dividends and interest	401
Dividends from affiliated funds	118
Investments sold	2,698
Fund shares sold	973
Variation margin on futures contracts	579
Prepaid expenses	6
Total assets	1,854,699

Liabilities
Payables:
Investments purchased	2,565
Fund shares redeemed	1,414
Accrued fees to affiliates	1,203
Other accrued expenses	177
Securities sold short, at fair value(‡)	56,166
Payable upon return of securities loaned	150,052
Total liabilities	211,577

Net Assets	$1,643,122

See accompanying notes which are an integral part of the financial statements.

116 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$185,231
Shares of beneficial interest	587
Additional paid-in capital	1,457,304
Net Assets	$1,643,122

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$27.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$29.38
Class A — Net assets	$17,730,881
Class A — Shares outstanding ($. 01 par value)	640,443
Net asset value per share: Class C(#)	$25.50
Class C — Net assets	$15,047,566
Class C — Shares outstanding ($. 01 par value)	589,997
Net asset value per share: Class E(#)	$27.97
Class E — Net assets	$1,342,399
Class E — Shares outstanding ($. 01 par value)	47,993
Net asset value per share: Class M(#)	$28.00
Class M — Net assets	$56,420,976
Class M — Shares outstanding ($. 01 par value)	2,015,137
Net asset value per share: Class R6(#)	$28.01
Class R6 — Net assets	$15,457,952
Class R6 — Shares outstanding ($. 01 par value)	551,872
Net asset value per share: Class S(#)	$28.02
Class S — Net assets	$1,220,276,466
Class S — Shares outstanding ($. 01 par value)	43,547,034
Net asset value per share: Class Y(#)	$28.02
Class Y — Net assets	$316,845,486
Class Y — Shares outstanding ($. 01 par value)	11,306,134
Amounts in thousands
(*) Securities on loan included in investments	$143,707
(‡) Proceeds on securities sold short	$55,994
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$193,097

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,688
Dividends from affiliated funds	976
Interest	12
Securities lending income (net)	350
Total investment income	13,026

Expenses
Advisory fees	5,683
Administrative fees	392
Custodian fees	138
Distribution fees - Class A	22
Distribution fees - Class C	57
Transfer agent fees - Class A	17
Transfer agent fees - Class C	14
Transfer agent fees - Class E	2
Transfer agent fees - Class M	36
Transfer agent fees - Class R6	3
Transfer agent fees - Class S	1,170
Transfer agent fees - Class Y	6
Professional fees	70
Registration fees	69
Shareholder servicing fees - Class C	19
Shareholder servicing fees - Class E	2
Trustees’ fees	33
Printing fees	115
Dividends from securities sold short	24
Interest expense paid on securities sold short	6
Miscellaneous	25
Expenses before reductions	7,903
Expense reductions	(273)
Net expenses	7,630
Net investment income (loss)	5,396

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(17,692)
Investments in affiliated funds	11
Futures contracts	(2,555)
Securities sold short	19
Net realized gain (loss)	(20,217)
Net change in unrealized appreciation (depreciation) on:
Investments	71,140
Investments in affiliated funds	3
Futures contracts	6,054
Securities sold short	(172)
Net change in unrealized appreciation (depreciation)	77,025
Net realized and unrealized gain (loss)	56,808
Net Increase (Decrease) in Net Assets from Operations	$62,204

See accompanying notes which are an integral part of the financial statements.

118 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,396	$9,019
Net realized gain (loss)	(20,217)	241,006
Net change in unrealized appreciation (depreciation)	77,025	(174,277)
Net increase (decrease) in net assets from operations	62,204	75,748

Distributions
To shareholders
Class A	(2,462)	(2,094)
Class C	(2,321)	(2,437)
Class E	(180)	(328)
Class M	(4,480)	(3,661)
Class R6	(2,009)	(320)
Class S	(178,511)	(166,802)
Class Y	(44,913)	(47,132)
Net decrease in net assets from distributions	(234,876)	(222,774)

Share Transactions*
Net increase (decrease) in net assets from share transactions	40,729	(69,082)
Total Net Increase (Decrease) in Net Assets	(131,943)	(216,108)

Net Assets
Beginning of period	1,775,065	1,991,173
End of period	$1,643,122	$1,775,065

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 119

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U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	35	$907	147	$4,937
Proceeds from reinvestment of distributions	105	2,448	65	2,058
Payments for shares redeemed	(153)	(4,286)	(111)	(3,710)
Net increase (decrease)	(13)	(931)	101	3,285
Class C
Proceeds from shares sold	6	156	27	849
Proceeds from reinvestment of distributions	108	2,317	82	2,428
Payments for shares redeemed	(101)	(2,488)	(180)	(5,576)
Net increase (decrease)	13	(15)	(71)	(2,299)
Class E
Proceeds from shares sold	2	62	16	518
Proceeds from reinvestment of distributions	7	175	10	323
Payments for shares redeemed	(55)	(1,715)	(16)	(516)
Net increase (decrease)	(46)	(1,478)	10	325
Class M
Proceeds from shares sold	981	26,908	448	15,055
Proceeds from reinvestment of distributions	190	4,480	115	3,661
Payments for shares redeemed	(196)	(5,461)	(349)	(11,747)
Net increase (decrease)	975	25,927	214	6,969
Class R6
Proceeds from shares sold	436	12,914	2	80
Proceeds from reinvestment of distributions	85	2,008	10	320
Payments for shares redeemed	(42)	(1,130)	(20)	(674)
Net increase (decrease)	479	13,792	(8)	(274)
Class S
Proceeds from shares sold	3,124	83,222	6,140	204,471
Proceeds from reinvestment of distributions	7,481	176,926	5,180	165,601
Payments for shares redeemed	(10,355)	(280,703)	(10,990)	(370,058)
Net increase (decrease)	250	(20,555)	330	14
Class Y
Proceeds from shares sold	196	4,915	74	2,299
Proceeds from reinvestment of distributions	1,900	44,912	1,474	47,133
Payments for shares redeemed	(947)	(25,838)	(3,744)	(126,534)
Net increase (decrease)	1,149	23,989	(2,196)	(77,102)
Total increase (decrease)	2,807	$40,729	(1,620)	$(69,082)

See accompanying notes which are an integral part of the financial statements.

120 U.S. Small Cap Equity Fund

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Russell Investment Company
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	31.39	. 05	. 50	. 55	(. 08)	(4.17)
October 31, 2018	34.30	. 05	. 92	. 97	—	(3.88)
October 31, 2017	27.32	(. 01)	7.14	7.13	(. 09)	(. 06)
October 31, 2016	28.33	. 10	. 88	. 98	(. 12)	(1.87)
October 31, 2015	30.93	. 06	(. 50)	(. 44)	(. 02)	(2.14)
October 31, 2014	33.31	. 04	2.13	2.17	(. 05)	(4.50)

Class C
April 30, 2019*	29.30	(. 05)	. 42	. 37	—	(4.17)
October 31, 2018	32.48	(. 20)	. 90	. 70	—	(3.88)
October 31, 2017	26.00	(. 24)	6.78	6.54	—	(. 06)
October 31, 2016	27.13	(. 10)	. 84	. 74	—	(1.87)
October 31, 2015	29.89	(. 16)	(. 46)	(. 62)	—	(2.14)
October 31, 2014	32.51	(. 20)	2.08	1.88	—	(4.50)

Class E
April 30, 2019*	31.57	. 06	. 51	. 57	—	(4.17)
October 31, 2018	34.48	. 05	. 92	. 97	—	(3.88)
October 31, 2017	27.45	. 07	7.09	7.16	(. 07)	(. 06)
October 31, 2016	28.45	. 10	. 88	. 98	(. 11)	(1.87)
October 31, 2015	31.03	. 06	(. 49)	(. 43)	(. 01)	(2.14)
October 31, 2014	33.39	. 04	2.13	2.17	(. 03)	(4.50)

Class M
April 30, 2019*	31.79	. 09	. 51	. 60	(. 22)	(4.17)
October 31, 2018	34.66	. 17	. 94	1.11	(. 10)	(3.88)
October 31, 2017(9)	31.94	. 01	2.71	2.72	—	—

Class R6
April 30, 2019*	31.81	. 09	. 51	. 60	(. 23)	(4.17)
October 31, 2018	34.67	. 19	. 93	1.12	(. 10)	(3.88)
October 31, 2017	27.61	. 09	7.24	7.33	(. 21)	(. 06)
October 31, 2016(5)	23.87	. 13	3.61	3.74	—	—

Class S
April 30, 2019*	31.78	. 09	. 50	. 59	(. 18)	(4.17)
October 31, 2018	34.64	. 15	. 93	1.08	(. 06)	(3.88)
October 31, 2017	27.57	. 07	7.22	7.29	(. 16)	(. 06)
October 31, 2016	28.59	. 16	. 89	1.05	(. 20)	(1.87)
October 31, 2015	31.19	. 14	(. 51)	(. 37)	(. 09)	(2.14)
October 31, 2014	33.53	. 10	2.17	2.27	(. 11)	(4.50)

Class Y
April 30, 2019*	31.83	. 11	. 49	. 60	(. 24)	(4.17)
October 31, 2018	34.69	. 21	. 92	1.13	(. 11)	(3.88)
October 31, 2017	27.61	. 13	7.23	7.36	(. 22)	(. 06)
October 31, 2016	28.64	. 22	. 88	1.10	(. 26)	(1.87)
October 31, 2015	31.24	. 20	(. 51)	(. 31)	(. 15)	(2.14)
October 31, 2014	33.58	. 17	2.16	2.33	(. 17)	(4.50)

See accompanying notes which are an integral part of the financial statements.

122 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(4.25)	27.69	4.24	17,731	1.25	1.25	. 36	43
(3.88)	31.39	2.75	20,511	1.24	1.24	. 14	73
(. 15)	34.30	26.15	18,935	1.25	1.25	(. 04)	109
(1.99)	27.32	3.99	20,554	1.25	1.25	. 37	98
(2.16)	28.33	(1.72)	23,410	1.25	1.25	. 20	95
(4.55)	30.93	6.70	25,406	1.25	1.25	. 09	86

(4.17)	25.50	3.81	15,048	2.00	2.00	(. 39)	43
(3.88)	29.30	1.99	16,921	1.99	1.99	(. 61)	73
(. 06)	32.48	25.19	21,072	2.00	2.00	(. 79)	109
(1.87)	26.00	3.19	22,459	2.00	2.00	(. 38)	98
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(. 55)	95
(4.50)	29.89	5.91	33,003	2.00	2.00	(. 66)	86

(4.17)	27.97	4.22	1,342	1.25	1.25	. 40	43
(3.88)	31.57	2.73	2,957	1.24	1.24	. 14	73
(. 13)	34.48	26.14	2,889	1.25	1.25	. 21	109
(1.98)	27.45	3.96	24,161	1.25	1.25	. 36	98
(2.15)	28.45	(1.68)	32,486	1.25	1.25	. 20	95
(4.53)	31.03	6.71	42,588	1.25	1.25	. 09	86

(4.39)	28.00	4.43	56,421	1.01	. 87	. 64	43
(3.98)	31.79	3.15	33,061	. 99	. 85	. 53	73
—	34.66	8.52	28,644	1.00	. 86	. 03	109

(4.40)	28.01	4.47	15,458	. 86	. 84	. 69	43
(3.98)	31.81	3.18	2,312	. 84	. 82	. 56	73
(. 27)	34.67	26.69	2,788	. 85	. 83	. 28	109
—	27.61	15.67	401	. 85	. 83	. 68	98

(4.35)	28.02	4.38	1,220,276	1.00	. 96	. 65	43
(3.94)	31.78	3.04	1,376,020	. 99	. 95	. 43	73
(. 22)	34.64	26.51	1,488,373	1.00	. 97	. 22	109
(2.07)	27.57	4.22	1,083,721	1.00	1.00	. 62	98
(2.23)	28.59	(1.46)	1,335,636	1.00	1.00	. 45	95
(4.61)	31.19	7.01	1,512,046	1.00	1.00	. 33	86

(4.41)	28.02	4.43	316,846	. 81	. 81	. 78	43
(3.99)	31.83	3.20	323,283	. 79	. 79	. 59	73
(. 28)	34.69	26.74	428,472	. 80	. 80	. 40	109
(2.13)	27.61	4.42	390,468	. 80	. 80	. 81	98
(2.29)	28.64	(1.26)	476,814	. 80	. 80	. 65	95
(4.67)	31.24	7.17	638,778	. 80	. 80	. 51	86

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 123

Russell Investment Company
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$944,876
Administration fees	65,195
Distribution fees	12,880
Shareholder servicing fees	3,359
Transfer agent fees	170,157
Trustee fees	6,093
$1,202,560

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of			Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$112,697	$310,123	$272,768	$—	$—	$150,052	$1,382	$—
U. S. Cash Management Fund	94,333	377,225	428,527	11	3	43,045	976	—
	$207,030	$687,348	$701,295	$11	$3	$193,097	$2,358	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,600,138,904
Unrealized Appreciation	$260,698,530
Unrealized Depreciation	(67,965,637)
Net Unrealized Appreciation (Depreciation)	$192,732,893

See accompanying notes which are an integral part of the financial statements.

124 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,056.40	$1,018.79
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.17	$6.06

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,052.20	$1,015.08
	Expenses Paid During Period*	$9.97	$9.79
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.96%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,056.10	$1,018.79
of other funds.	Expenses Paid During Period*	$6.17	$6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

International Developed Markets Fund 125

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.20	$1,020.68
Expenses Paid During Period*	$4.24	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,057.90	$1,020.23
Expenses Paid During Period*	$4.69	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.50	$1,020.98
Expenses Paid During Period*	$3.93	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

126 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.3%			Cenovus Energy, Inc.	289,518	2,870
Australia - 2.5%			Enbridge, Inc.	121,394	4,484
AGL Energy, Ltd.	117,193	1,838	Encana Corp.	428,528	2,968
Amcor, Ltd. Class A	729,501	8,245	First Quantum Minerals, Ltd.	285,710	3,018
Aristocrat Leisure, Ltd.	185,368	3,408	Fortis, Inc.	274,088	10,132
Australia & New Zealand Banking			George Weston, Ltd.	13,999	1,045
Group, Ltd. - ADR	168,226	3,226	Great-West Lifeco, Inc.	50,508	1,269
Bendigo & Adelaide Bank, Ltd.	66,757	485	Husky Energy, Inc.	56,733	616
BHP Billiton, Ltd. - ADR	47,038	1,242	Hydro One, Ltd. (Þ)	54,798	887
Caltex Australia, Ltd.	82,606	1,585	Imperial Oil, Ltd.	72,540	2,107
Commonwealth Bank of Australia - ADR	82,369	4,327	Magna International, Inc. Class A	28,726	1,599
CSL, Ltd.	37,746	5,284	Manulife Financial Corp.	155,117	2,856
Dexus Property Group(Æ)(ö)	102,443	902	National Bank of Canada	18,954	903
Fortescue Metals Group, Ltd.	226,532	1,142	Nutrien, Ltd.	135,222	7,334
Macquarie Group, Ltd.	71,447	6,792	Power Corp. of Canada	69,663	1,598
Mirvac Group(ö)	734,897	1,466	Power Financial Corp.	46,247	1,102
National Australia Bank, Ltd. - ADR	126,870	2,267	RioCan Real Estate Investment Trust(ö)	81,404	1,565
Origin Energy, Ltd.	213,981	1,112	Royal Bank of Canada - GDR	116,218	9,263
Santos, Ltd.	184,248	934	Sun Life Financial, Inc.	109,706	4,558
Scentre Group(ö)	474,537	1,278	Suncor Energy, Inc.	119,568	3,943
South32, Ltd.	708,765	1,670	Teck Resources, Ltd. Class B	59,505	1,407
Stockland(ö)	463,274	1,231	Toronto Dominion Bank	121,953	6,957
Telstra Corp. , Ltd.	765,092	1,823	TransCanada Corp.	74,423	3,552
Treasury Wine Estates, Ltd.	310,841	3,773			120,872
Wesfarmers, Ltd. (Æ)	104,898	2,663
Westpac Banking Corp.	185,655	3,601	Cayman Islands - 0.1%
		60,294	Sunny Optical Technology Group Co. ,
			Ltd.	230,307	2,798
Austria - 0.5%
Andritz AG	169,845	8,123	China - 1.7%
Erste Group Bank AG	44,836	1,797	Alibaba Group Holding, Ltd. - ADR(Æ)	42,645	7,914
OMV AB	28,698	1,543	China Tower Corp. , Ltd. Class H(Þ)	14,007,876	3,789
Voestalpine AG	35,729	1,152	Ctrip. com International, Ltd. - ADR(Æ)	50,374	2,219
		12,615	Lenovo Group, Ltd.	12,256,143	11,364
			Ping An Insurance Group Co. of China,
Belgium - 0.5%			Ltd. Class H	370,522	4,464
Ageas	38,874	2,051	Sands China, Ltd.	792,315	4,353
Groupe Bruxelles Lambert SA	12,970	1,240	Tencent Holdings, Ltd.	153,588	7,609
KBC Groep NV	95,844	7,108			41,712
Solvay SA	15,439	1,862
		12,261	Denmark - 1.7%
			AP Moller - Maersk A/S Class B	12,746	16,603
Brazil - 0.1%			Coloplast A/S Class B	30,808	3,324
Pagseguro Digital, Ltd. Class A(Æ)(Ñ)	100,684	2,624	Danske Bank A/S	315,924	5,602
			Drilling Co. of 1972 (The)(Æ)	25,492	1,957
Canada - 5.0%			DSV A/S	37,825	3,499
Algonquin Power & Utilities Corp.	575,286	6,566	Novo Nordisk A/S Class B	70,053	3,428
Alimentation Couche-Tard, Inc. Class B	54,909	3,237	Scandinavian Tobacco Group A/S(Þ)	540,985	6,448
Bank of Montreal	54,473	4,303			40,861
Bank of Nova Scotia (The)	90,083	4,961
BCE, Inc.	39,694	1,776	Finland - 0.4%
Brookfield Asset Management, Inc.			Nordea Bank AB	336,881	2,653
Class A	57,531	2,774	Sampo OYJ Class A	21,405	980
Canadian Imperial Bank of Commerce	52,434	4,415	Stora Enso OYJ Class R	84,168	1,046
Canadian National Railway Co.	47,979	4,457	Tikkurila OYJ	225,505	3,774
Canadian Natural Resources, Ltd.	258,077	7,748
Celestica, Inc. (Æ)	645,469	4,602

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 127

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UPM-Kymmene OYJ	76,288	2,153	Deutsche Telekom AG	220,944	3,695
		10,606	Evonik Industries AG	28,401	846
			GEA Group AG	309,733	8,656
France - 10.6%			Hannover Rueck SE	12,551	1,894
Air Liquide SA Class A	116,202	15,453	HeidelbergCement AG	96,133	7,766
Airbus Group SE	31,152	4,262	Infineon Technologies AG - ADR	170,857	4,026
Amundi SA(Þ)	123,881	8,908	Muenchener Rueckversicherungs-
Arkema SA	11,959	1,232	Gesellschaft AG in Muenchen	30,305	7,591
Atos SE	13,192	1,362	SAP SE - ADR	148,352	19,108
AXA SA(Ñ)	188,474	5,021	Siemens AG	111,529	13,377
BNP Paribas SA	77,130	4,109			124,778
Bouygues SA - ADR	99,489	3,756
Bureau Veritas SA	201,180	5,112	Hong Kong - 3.3%
Capgemini SE	28,879	3,503	AIA Group, Ltd.	1,439,355	14,692
Cie de Saint-Gobain	55,600	2,274	China Resources Power Holdings Co. ,
Cie Generale des Etablissements			Ltd.	7,550,000	10,563
Michelin SCA Class B	8,721	1,127	CK Asset Holdings, Ltd.	1,220,500	9,809
CNP Assurances	19,820	468	CK Hutchison Holdings, Ltd.	1,065,818	11,178
Covivio(ö)	6,802	736	CK Infrastructure Holdings, Ltd.	367,000	2,981
Credit Agricole SA	138,540	1,901	CLP Holdings, Ltd.	188,000	2,134
Danone SA	200,750	16,235	Henderson Land Development Co. , Ltd.	315,200	1,942
Eiffage SA	15,899	1,664	Hong Kong Exchanges & Clearing, Ltd.	98,000	3,403
Engie SA	614,227	9,099	Hongkong Land Holdings, Ltd.	253,600	1,768
Eurazeo SE	12,429	976	Jardine Matheson Holdings, Ltd.	44,500	2,929
Hermes International	7,564	5,324	Jardine Strategic Holdings, Ltd.	22,900	866
Klepierre SA - GDR(ö)	39,289	1,396	Link REIT(ö)	445,000	5,185
L'Oreal SA(Ñ)	64,495	17,733	MTR Corp. , Ltd.	613,500	3,657
LVMH Moet Hennessy Louis Vuitton			New World Development Co. , Ltd.	564,000	931
SE - ADR	4,217	1,652	Sun Hung Kai Properties, Ltd.	83,000	1,430
Natixis SA	192,597	1,139	Swire Pacific, Ltd. Class A	148,500	1,881
Orange SA - ADR	139,605	2,187	Techtronic Industries Co. , Ltd.	437,289	3,165
Pernod Ricard SA	24,523	4,278	Wharf Holdings, Ltd. (The)	165,000	473
Peugeot SA	65,499	1,717	Wheelock & Co. , Ltd.	157,000	1,119
Publicis Groupe SA - ADR	277,800	16,490			80,106
Renault SA	21,561	1,471
Rexel SA Class H	1,278,774	17,185	India - 1.4%
Safran SA	89,824	13,090	Bharti Infratel, Ltd.	1,354,920	5,120
Sanofi - ADR	363,068	31,560	HDFC Bank, Ltd. - ADR	195,042	22,362
Schneider Electric SE	209,080	17,700	Infosys, Ltd. - ADR(Ñ)	553,886	5,960
SCOR SE - ADR	168,183	6,860			33,442
Societe Generale SA	64,773	2,052
Total SA	280,302	15,642	Indonesia - 0.2%
Unibail-Rodamco-Westfield(ö)	15,610	2,683	Bank Central Asia Tbk PT	1,872,115	3,777
Vicat SA(Ñ)	140,106	7,413
Vinci SA	17,530	1,774	Ireland - 0.9%
		256,544	Bank of Ireland Group PLC(Æ)	1,341,831	8,598
			CRH PLC	64,385	2,165
Germany - 5.2%			Medtronic PLC	35,371	3,141
adidas AG	16,707	4,294	Willis Towers Watson PLC(Æ)	38,100	7,023
Allianz SE	34,239	8,253			20,927
BASF SE	68,819	5,597
Bayer AG	33,739	2,242	Israel - 0.2%
Bayerische Motoren Werke AG	183,840	15,684	Bank Hapoalim BM	308,940	2,275
Beiersdorf AG	29,806	3,257	Bank Leumi Le-Israel BM	406,512	2,784
Continental AG	7,210	1,192
Daimler AG	59,201	3,882
Deutsche Boerse AG	100,672	13,418

See accompanying notes which are an integral part of the financial statements.

128 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Teva Pharmaceutical Industries, Ltd.			Inpex Corp.	1,483,200	14,509
- ADR(Æ)	65,266	993	Isuzu Motors, Ltd.	690,300	9,842
		6,052	ITOCHU Corp.	214,900	3,872
			Japan Airlines Co. , Ltd.	41,500	1,391
Italy - 2.3%			Japan Post Bank Co. , Ltd.	113,900	1,248
Assicurazioni Generali SpA	201,155	3,904	Japan Post Holdings Co. , Ltd.	295,800	3,307
Atlantia SpA	52,453	1,431	Japan Tobacco, Inc.	135,900	3,150
Davide Campari-Milano SpA	386,287	3,892	JFE Holdings, Inc.	56,400	969
Enel SpA	3,014,447	19,092	JX Holdings, Inc.	627,600	3,038
ENI SpA - ADR	290,143	4,944	Kajima Corp.	85,500	1,268
FinecoBank Banca Fineco SpA	268,260	3,542	Kansai Electric Power Co. , Inc. (The)	79,900	967
Intesa Sanpaolo SpA	699,350	1,833	KDDI Corp.	192,100	4,391
Moncler SpA	63,063	2,587	Komatsu, Ltd.	130,555	3,397
Poste Italiane SpA(Þ)	95,125	1,015	Konica Minolta, Inc.	66,600	666
Snam Rete Gas SpA	576,503	2,933	Kyushu Electric Power Co. , Inc.	37,600	363
Telecom Italia SpA(Æ)	7,381,197	4,117	Marubeni Corp.	346,200	2,481
Terna Rete Elettrica Nazionale SpA	286,982	1,720	Mazda Motor Corp.	128,600	1,526
UniCredit SpA	391,590	5,414	Medipal Holdings Corp.	28,500	637
		56,424	Mitsubishi Chemical Holdings Corp.	240,200	1,708
			Mitsubishi Corp.	150,000	4,128
Japan - 16.3%			Mitsubishi Electric Corp.	96,500	1,378
Aisin Seiki Co. , Ltd.	36,300	1,397	Mitsubishi Heavy Industries, Ltd.	71,400	2,971
ANA Holdings, Inc.	28,000	976	Mitsubishi Materials Corp.	48,300	1,247
Aozora Bank, Ltd.	44,000	1,074	Mitsubishi UFJ Financial Group, Inc.	571,300	2,863
Asahi Diamond Industrial Co. , Ltd.	101,500	721	Mitsui & Co. , Ltd.	595,300	9,621
Asahi Glass Co. , Ltd.	34,200	1,166	Mitsui Chemicals, Inc.	33,000	809
Asahi Kasei Corp.	142,000	1,450	Mizuho Financial Group, Inc.	3,159,000	4,939
BML, Inc.	217,700	6,151	MS&AD Insurance Group Holdings, Inc.	186,900	5,783
Bridgestone Corp.	109,500	4,346	Nidec Corp.	24,930	3,558
Canon, Inc.	159,400	4,433	Nintendo Co. , Ltd.	12,320	4,225
Central Japan Railway Co.	17,700	3,806	Nippon Steel & Sumitomo Metal Corp.	112,500	2,009
Chiba Bank, Ltd. (The)	224,000	1,173	Nippon Telegraph & Telephone Corp.	96,932	4,025
Chubu Electric Power Co. , Inc.	134,000	1,948	Nissan Motor Co. , Ltd.	430,900	3,447
Concordia Financial Group, Ltd.	393,100	1,532	Nitto FC Co. , Ltd.	213,300	1,680
Cosel Co. , Ltd.	297,400	3,198	Nomura Holdings, Inc.	371,100	1,415
Dai Nippon Printing Co. , Ltd.	76,400	1,812	NTT DOCOMO, Inc.	156,500	3,396
Daicel Chemical Industries, Ltd.	43,400	485	Obayashi Corp.	117,300	1,150
Dai-ichi Life Holdings, Inc.	406,425	5,851	Ono Pharmaceutical Co. , Ltd.	153,450	2,877
Daiseki Co. , Ltd.	142,600	3,879	ORIX Corp.	198,400	2,791
Daito Trust Construction Co. , Ltd.	14,000	1,871	Osaka Gas Co. , Ltd.	85,000	1,565
Daiwa House Industry Co. , Ltd.	56,400	1,582	Qol Holdings Co. , Ltd.	243,900	3,670
Daiwa Securities Group, Inc.	340,000	1,580	Resona Holdings, Inc.	2,077,000	8,792
Denso Corp.	31,000	1,356	Secom Co. , Ltd.	65,000	5,467
East Japan Railway Co.	22,300	2,099	Secom Joshinetsu Co. , Ltd.	31,000	1,004
Ebara Corp.	296,900	9,176	Sekisui House, Ltd.	186,600	3,012
Eisai Co. , Ltd.	41,410	2,414	Shimizu Corp.	99,000	846
Electric Power Development Co. , Ltd.	23,300	541	Shin-Etsu Chemical Co. , Ltd.	35,894	3,378
FUJIFILM Holdings Corp.	47,100	2,198	Shingakukai Co. , Ltd.	21,400	112
Fujitsu, Ltd.	217,500	15,934	SoftBank Corp.	24,400	2,547
Fukushima Industries Corp.	2,200	76	Sompo Japan Nipponkoa Holdings, Inc.	178,700	6,655
Hankyu Hanshin Holdings, Inc.	41,000	1,532	Sony Corp.	49,750	2,520
Hirose Electric Co. , Ltd.	29,700	3,445	Sumitomo Chemical Co. , Ltd.	313,000	1,558
Hitachi Metals, Ltd.	1,335,600	15,305	Sumitomo Corp.	239,400	3,404
Honda Motor Co. , Ltd.	1,125,070	31,346	Sumitomo Electric Industries, Ltd.	153,400	2,023
Icom, Inc.	88,200	1,656	Sumitomo Metal Mining Co. , Ltd.	40,000	1,262
Idemitsu Kosan Co. , Ltd.	67,851	2,191	Sumitomo Mitsui Financial Group, Inc.	348,300	12,624
Iida Group Holdings Co. , Ltd.	388,600	6,573	Sumitomo Mitsui Trust Holdings, Inc.	48,100	1,674

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 129

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Taiheiyo Cement Corp.	45,900	1,478	Telenor ASA(Ñ)	146,195	2,935
Taisei Corp.	17,700	777			23,718
Teijin, Ltd.	28,400	488
Toho Holdings Co. , Ltd.	125,100	2,932	Portugal - 0.2%
Tohoku Electric Power Co. , Inc.	184,700	2,113	Energias de Portugal SA	530,418	2,011
Tokio Marine Holdings, Inc.	192,000	9,686	Galp Energia SGPS SA Class B	219,966	3,688
Tokyo Electric Power Co. Holdings, Inc.					5,699
(Æ)	278,900	1,576
Tokyo Gas Co. , Ltd.	103,000	2,618	Singapore - 2.3%
Tokyu Fudosan Holdings Corp.	98,500	552	Ascendas Real Estate Investment
Toppan Printing Co. , Ltd.	86,000	1,396	Trust(ö)	1,433,700	3,163
Toray Industries, Inc.	209,200	1,418	CapitaLand, Ltd.	487,700	1,266
Toyota Industries Corp.	33,700	1,899	DBS Group Holdings, Ltd.	607,100	12,618
Toyota Motor Corp.	244,300	15,184	Oversea-Chinese Banking Corp. , Ltd.	263,359	2,344
Toyota Tsusho Corp.	51,900	1,721	Singapore Telecommunications, Ltd.	8,562,700	19,965
Transcosmos, Inc.	139,600	3,056	United Overseas Bank, Ltd.	125,600	2,571
West Japan Railway Co.	24,000	1,786	Wilmar International, Ltd.	4,949,700	13,254
Yahoo! Japan Corp.	3,190,900	8,526			55,181
Yamada Denki Co. , Ltd.	191,500	907
Yamato Kogyo Co. , Ltd. - GDR	152,500	4,231	South Korea - 1.7%
		393,772	CLIO Cosmetics Co. , Ltd. (Æ)	107,065	1,917
			Grand Korea Leisure Co. , Ltd.	226,431	4,507
Luxembourg - 0.3%			Hana Financial Group, Inc.	136,820	4,311
ArcelorMittal SA(Æ)	73,462	1,601	Hyundai Motor Co.	105,513	12,511
Aroundtown SA	149,877	1,215	Kangwon Land, Inc.	243,811	7,097
Spotify Technology SA(Æ)	24,945	3,387	POSCO	34,199	7,469
		6,203	Samsung Electronics Co. , Ltd.	77,337	3,030
					40,842
Mexico - 0.2%
Grupo Televisa SAB - ADR	390,998	3,965	Spain - 2.1%
			ACS Actividades de Construccion y
Netherlands - 3.8%			Servicios SA	25,741	1,182
ABN AMRO Group NV(Þ)	48,096	1,132	Aena SA(Þ)	8,227	1,529
Aegon NV	356,916	1,864	Banco Bilbao Vizcaya Argentaria SA
ASML Holding NV	22,529	4,710	- ADR	390,512	2,380
Euronext NV(Þ)	13,946	969	Banco Santander SA - ADR	646,550	3,287
Exor NV	28,597	1,907	Bankia SA(Ñ)	1,762,344	4,888
Ferrari NV	28,319	3,848	Bankinter SA	77,291	617
Ferrari NV(Ñ)	11,511	1,566	Cellnex Telecom SA(Æ)(Þ)	490,579	15,092
Heineken NV	91,724	9,916	Enagas SA	67,273	1,917
ING Groep NV	1,126,395	14,352	Endesa SA - ADR	82,165	2,048
InterXion Holding NV(Æ)	55,603	3,847	Gas Natural SDG SA	73,611	2,092
Koninklijke Ahold Delhaize NV	130,977	3,151	Iberdrola SA	451,885	4,108
Koninklijke KPN NV	2,273,692	6,977	Industria de Diseno Textil SA	79,241	2,401
NN Group NV	71,398	3,110	Mapfre SA	164,770	494
Royal Dutch Shell PLC Class A	940,281	29,971	Red Electrica Corp. SA	47,513	985
Yandex NV Class A(Æ)	109,106	4,084	Repsol SA - ADR	249,309	4,225
		91,404	Telefonica SA - ADR	486,719	4,067
					51,312
New Zealand - 0.2%
a2 Milk Co. , Ltd. (Æ)	348,338	3,919	Sweden - 1.2%
			Assa Abloy AB Class B	183,989	3,927
Norway - 1.0%			Atlas Copco AB(Æ)	124,027	3,854
DNB ASA(Ñ)	129,712	2,493	Boliden AB(Æ)	69,758	2,080
Norsk Hydro ASA	240,541	1,032	Skandinaviska Enskilda Banken AB
Orkla ASA(Ñ)	1,745,981	13,687	Class A	286,620	2,736
Statoil ASA Class N	160,339	3,571	Svenska Handelsbanken AB Class A	154,526	1,687

See accompanying notes which are an integral part of the financial statements.

130 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swedbank AB Class A	176,005	2,856	Direct Line Insurance Group PLC	371,846	1,601
Telefonaktiebolaget LM Ericsson Class B	626,297	6,201	Fevertree Drinks PLC	25,509	1,050
Telia Co. AB	433,502	1,847	Fiat Chrysler Automobiles NV	163,611	2,521
Trelleborg AB Class B	146,230	2,419	Foxtons Group PLC(Æ)	3,200,495	2,817
Volvo AB Class B	59,255	949	GlaxoSmithKline PLC - ADR	879,828	18,045
		28,556	HSBC Holdings PLC	2,439,845	21,253
			Imperial Tobacco Group PLC	195,928	6,238
Switzerland - 9.1%			J Sainsbury PLC	2,223,171	6,459
ABB, Ltd.	280,412	5,772	John Wood Group PLC	2,281,089	13,960
Adecco SA	36,564	2,101	Just Eat PLC(Æ)	315,234	2,874
Alcon, Inc. (Æ)	105,930	6,100	Land Securities Group PLC(ö)	78,691	947
Baloise Holding AG	12,094	2,076	Legal & General Group PLC	1,016,419	3,691
Chocoladefabriken Lindt & Spruengli			Lloyds Banking Group PLC	19,666,701	16,050
AG	359	2,387	London Stock Exchange Group PLC	171,153	11,222
Cie Financiere Richemont SA	130,449	9,541	Lookers PLC	1,719,079	2,029
Coca-Cola HBC AG - ADR	127,060	4,545	LSL Property Services PLC	1,525,648	5,295
Credit Suisse Group AG(Æ)	630,143	8,430	Marks & Spencer Group PLC	307,732	1,148
Glencore PLC(Æ)	757,190	3,022	Meggitt PLC	1,189,083	8,452
Julius Baer Group, Ltd. (Æ)	82,551	3,991	National Grid PLC	248,984	2,720
LafargeHolcim, Ltd. (Æ)	42,283	2,178	Pearson PLC	58,736	636
Nestle SA	398,014	38,341	Persimmon PLC Class A	75,739	2,209
Novartis AG	529,650	43,261	Prudential PLC	265,448	6,015
Pargesa Holding SA	5,740	452	Rio Tinto PLC	64,404	3,758
Roche Holding AG	185,558	48,923	Royal Bank of Scotland Group PLC	4,762,202	14,890
Sika AG	57,487	8,814	Smith & Nephew PLC	232,825	4,495
Swiss Life Holding AG(Æ)	8,732	4,106	Standard Chartered PLC	1,513,503	13,838
Swiss Re AG	38,547	3,710	Stock Spirits Group PLC	879,605	2,581
Swisscom AG	5,120	2,389	TechnipFMC PLC	335,465	8,249
Temenos AG(Æ)	23,739	3,948	Tesco PLC	4,753,398	15,518
UBS Group AG(Æ)	775,514	10,421	Travis Perkins PLC	1,258,480	22,953
Zurich Insurance Group AG	16,517	5,280	Unilever NV	505,989	30,661
		219,788	Vertu Motors PLC	2,771,294	1,163
			Vodafone Group PLC	9,764,817	18,098
Taiwan - 1.0%					405,730
Catcher Technology Co. , Ltd.	893,000	7,067
Hon Hai Precision Industry Co. , Ltd.	3,371,241	9,482	United States - 2.5%
MediaTek, Inc.	285,000	2,725	Abbott Laboratories	106,328	8,459
Taiwan Semiconductor Manufacturing			Alphabet, Inc. Class C(Æ)	7,079	8,413
Co. , Ltd.	454,000	3,835	BGP Holdings PLC(Æ)(Š)	559,805	—
		23,109	Brookfield Real Estate Services, Inc.	267,852	3,445
			MasterCard, Inc. Class A	47,857	12,167
United Kingdom - 16.8%			Mylan NV(Æ)	419,525	11,323
3i Group PLC	246,149	3,447	News Corp. Class A	262,293	3,258
Anglo American PLC	111,390	2,899	Visa, Inc. Class A	48,682	8,005
AstraZeneca PLC	265,571	19,775	Wausau Paper Corp.	442,217	5,522
Aviva PLC	1,778,653	9,974			60,592
BAE Systems PLC	3,012,224	19,432
Barclays PLC	3,150,436	6,755	Total Common Stocks
Barratt Developments PLC	163,982	1,287
Berkeley Group Holdings PLC	46,205	2,264	(cost $2,342,993)		2,300,483
BHP Group PLC	182,352	4,295
BP PLC	1,414,866	10,288	Preferred Stocks - 0.9%
BP PLC - ADR	273,693	11,969	Germany - 0.9%
British American Tobacco PLC	219,540	8,611	Porsche Automobil Holding SE
BT Group PLC	760,151	2,271	3.022% (Ÿ)	23,731	1,649
Centrica PLC	1,072,183	1,486	Volkswagen AG
Diageo PLC	653,088	27,541

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 131

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
3.3629% (Ÿ)	119,872		20,836
			22,485

Total Preferred Stocks
(cost $20,258)			22,485

Short-Term Investments - 2.4%
United States - 2.4%
U. S. Cash Management Fund(@)	24,527,260	(8)	24,532
United States Treasury Bills
2.314% due 05/23/19 (ž)(§)	21,600		21,569
2.428% due 08/15/19 (ž)(§)	6,900		6,852
2.433% due 10/10/19 (ž)(§)	4,700		4,650
			57,603
Total Short-Term Investments
(cost $57,599)			57,603

Other Securities - 2.5%
U. S. Cash Collateral Fund(×)(@)	61,101,997	(8)	61,102
Total Other Securities
(cost $61,102)			61,102

Total Investments 101.1%
(identified cost $2,481,952)			2,441,673

Other Assets and Liabilities, Net
-(1.1%)			(27,330)
Net Assets - 100.0%			2,414,343

See accompanying notes which are an integral part of the financial statements.

132 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.6%
ABN AMRO Group NV	05/24/17	EUR	48,096	28.25	1,359	1,132
Aena SA	01/31/19	EUR	8,227	174.76	1,438	1,529
Amundi SA	02/28/19	EUR	123,881	66.45	8,232	8,908
Cellnex Telecom SA	06/19/17	EUR	490,579	25.27	12,396	15,092
China Tower Corp. , Ltd.	01/03/19	HKD	14,007,876	0.20	2,860	3,789
Euronext NV	04/25/19	EUR	13,946	68.01	948	969
Hydro One, Ltd.	03/14/19	CAD	54,798	15.15	830	887
Poste Italiane SpA	04/25/18	EUR	95,125	9.33	887	1,015
Scandinavian Tobacco Group A/S	12/06/17	DKK	540,985	16.60	8,980	6,448
						39,769
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 133

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures	825	EUR	28,479	06/19	1,979
MSCI EAFE Index Futures	310	USD	29,714	06/19	165
S&P Energy Select Sector Index Futures	275	USD	18,326	06/19	451
S&P/TSX 60 Index Futures	714	CAD	141,858	06/19	3,943
SPI 200 Index Futures	220	AUD	34,672	06/19	477
TOPIX Index Futures	1,073	JPY	17,328,950	06/19	1,550
Short Positions
FTSE 100 Index Futures	379	GBP	27,938	06/19	(1,333)
Hang Seng Index Futures	317	HKD	467,068	05/19	129
MSCI Emerging Markets Index Futures	1,148	USD	62,003	06/19	(1,965)
NASDAQ 100 E-Mini Index Futures	118	USD	18,408	06/19	(1,469)
S&P 500 E-Mini Index Futures	1,132	USD	166,886	06/19	(9,941)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6,014)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	622	JPY	69,528	05/08/19	2
Bank of America	JPY	2,294	USD	21	05/07/19	—
Bank of Montreal	USD	842	AUD	1,190	06/19/19	(2)
Bank of Montreal	USD	6,464	AUD	9,140	06/19/19	(14)
Bank of Montreal	USD	1,212	CAD	1,614	06/19/19	(6)
Bank of Montreal	USD	4,786	CAD	6,371	06/19/19	(24)
Bank of Montreal	USD	8,788	CAD	11,700	06/19/19	(44)
Bank of Montreal	USD	2,811	EUR	2,468	06/19/19	(32)
Bank of Montreal	USD	6,563	EUR	5,762	06/19/19	(74)
Bank of Montreal	USD	2,273	GBP	1,717	06/19/19	(28)
Bank of Montreal	USD	6,330	GBP	4,782	06/19/19	(78)
Bank of Montreal	USD	3,289	JPY	363,481	06/19/19	(13)
Bank of Montreal	USD	27,062	JPY	2,990,484	06/19/19	(111)
Bank of Montreal	CHF	5,214	USD	5,229	06/19/19	88
Bank of Montreal	DKK	20,710	USD	3,163	06/19/19	38
Bank of Montreal	EUR	4,770	USD	5,434	06/19/19	62
Bank of Montreal	HKD	41,164	USD	5,255	06/19/19	4
Bank of Montreal	NOK	105,480	USD	12,300	06/19/19	51
Bank of Montreal	SEK	56,160	USD	6,057	06/19/19	121
BNP Paribas	USD	843	AUD	1,190	06/19/19	(3)
BNP Paribas	USD	6,473	AUD	9,140	06/19/19	(22)
BNP Paribas	USD	1,214	CAD	1,614	06/19/19	(8)
BNP Paribas	USD	4,793	CAD	6,371	06/19/19	(31)
BNP Paribas	USD	8,802	CAD	11,700	06/19/19	(58)
BNP Paribas	USD	2,814	EUR	2,468	06/19/19	(34)
BNP Paribas	USD	6,568	EUR	5,762	06/19/19	(80)
BNP Paribas	USD	2,275	GBP	1,717	06/19/19	(30)
BNP Paribas	USD	6,336	GBP	4,782	06/19/19	(85)
BNP Paribas	USD	3,291	JPY	363,481	06/19/19	(15)

See accompanying notes which are an integral part of the financial statements.

134 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	27,075	JPY	2,990,484	06/19/19	(124)
BNP Paribas	CHF	5,214	USD	5,230	06/19/19	89
BNP Paribas	DKK	20,710	USD	3,166	06/19/19	41
BNP Paribas	EUR	4,770	USD	5,438	06/19/19	66
BNP Paribas	HKD	41,164	USD	5,256	06/19/19	5
BNP Paribas	NOK	105,480	USD	12,321	06/19/19	72
BNP Paribas	SEK	56,160	USD	6,072	06/19/19	136
Brown Brothers Harriman	USD	2,849	AUD	4,000	06/19/19	(26)
Brown Brothers Harriman	USD	4,122	CAD	5,500	06/19/19	(11)
Brown Brothers Harriman	USD	71,430	CAD	95,000	06/19/19	(431)
Brown Brothers Harriman	USD	142	EUR	127	05/02/19	1
Brown Brothers Harriman	USD	256	EUR	228	05/03/19	—
Brown Brothers Harriman	USD	14,243	EUR	12,500	06/19/19	(166)
Brown Brothers Harriman	USD	15,667	EUR	13,750	06/19/19	(182)
Brown Brothers Harriman	USD	18,322	EUR	16,000	06/19/19	(303)
Brown Brothers Harriman	USD	6,579	GBP	5,000	06/19/19	(42)
Brown Brothers Harriman	USD	1,916	HKD	15,000	06/19/19	(2)
Brown Brothers Harriman	USD	34	JPY	3,840	05/09/19	—
Brown Brothers Harriman	USD	9,995	JPY	1,100,000	06/19/19	(81)
Brown Brothers Harriman	AUD	200	USD	143	06/19/19	2
Brown Brothers Harriman	AUD	350	USD	250	06/19/19	3
Brown Brothers Harriman	AUD	450	USD	318	06/19/19	1
Brown Brothers Harriman	AUD	600	USD	428	06/19/19	4
Brown Brothers Harriman	AUD	600	USD	427	06/19/19	3
Brown Brothers Harriman	AUD	600	USD	429	06/19/19	5
Brown Brothers Harriman	AUD	1,700	USD	1,221	06/19/19	21
Brown Brothers Harriman	CAD	300	USD	225	06/19/19	1
Brown Brothers Harriman	CAD	600	USD	451	06/19/19	3
Brown Brothers Harriman	CAD	750	USD	562	06/19/19	2
Brown Brothers Harriman	CAD	800	USD	601	06/19/19	3
Brown Brothers Harriman	CAD	1,250	USD	936	06/19/19	1
Brown Brothers Harriman	CAD	1,900	USD	1,423	06/19/19	3
Brown Brothers Harriman	CAD	58,500	USD	43,986	06/19/19	265
Brown Brothers Harriman	EUR	1,200	USD	1,357	06/19/19	6
Brown Brothers Harriman	EUR	1,500	USD	1,699	06/19/19	10
Brown Brothers Harriman	EUR	2,000	USD	2,278	06/19/19	25
Brown Brothers Harriman	EUR	2,000	USD	2,258	06/19/19	5
Brown Brothers Harriman	EUR	2,250	USD	2,571	06/19/19	37
Brown Brothers Harriman	EUR	2,500	USD	2,836	06/19/19	21
Brown Brothers Harriman	EUR	6,000	USD	6,818	06/19/19	61
Brown Brothers Harriman	GBP	400	USD	521	06/19/19	(2)
Brown Brothers Harriman	GBP	500	USD	664	06/19/19	10
Brown Brothers Harriman	GBP	500	USD	655	06/19/19	2
Brown Brothers Harriman	GBP	750	USD	984	06/19/19	4
Brown Brothers Harriman	GBP	800	USD	1,065	06/19/19	19
Brown Brothers Harriman	GBP	800	USD	1,061	06/19/19	15
Brown Brothers Harriman	GBP	2,200	USD	2,890	06/19/19	13
Brown Brothers Harriman	HKD	800	USD	102	06/19/19	—
Brown Brothers Harriman	HKD	1,500	USD	191	06/19/19	—
Brown Brothers Harriman	HKD	2,500	USD	319	06/19/19	—
Brown Brothers Harriman	HKD	2,500	USD	319	06/19/19	—
Brown Brothers Harriman	HKD	3,750	USD	479	06/19/19	1

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 135

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	6,250	USD	798	06/19/19	1
Brown Brothers Harriman	HKD	235,000	USD	30,005	06/19/19	28
Brown Brothers Harriman	JPY	75,000	USD	673	06/19/19	(3)
Brown Brothers Harriman	JPY	100,000	USD	902	06/19/19	1
Brown Brothers Harriman	JPY	120,000	USD	1,082	06/19/19	1
Brown Brothers Harriman	JPY	125,000	USD	1,126	06/19/19	—
Brown Brothers Harriman	JPY	175,000	USD	1,582	06/19/19	5
Brown Brothers Harriman	JPY	200,000	USD	1,821	06/19/19	18
Brown Brothers Harriman	JPY	470,000	USD	4,216	06/19/19	(20)
Citigroup	USD	842	AUD	1,190	06/19/19	(2)
Citigroup	USD	6,468	AUD	9,140	06/19/19	(17)
Citigroup	USD	1,213	CAD	1,614	06/19/19	(8)
Citigroup	USD	4,791	CAD	6,371	06/19/19	(30)
Citigroup	USD	8,799	CAD	11,700	06/19/19	(55)
Citigroup	USD	2,810	EUR	2,468	06/19/19	(31)
Citigroup	USD	6,561	EUR	5,762	06/19/19	(72)
Citigroup	USD	2,273	GBP	1,717	06/19/19	(28)
Citigroup	USD	6,331	GBP	4,782	06/19/19	(79)
Citigroup	USD	3,289	JPY	363,481	06/19/19	(13)
Citigroup	USD	27,062	JPY	2,990,484	06/19/19	(111)
Citigroup	CAD	500	USD	376	06/19/19	2
Citigroup	CHF	5,214	USD	5,227	06/19/19	86
Citigroup	DKK	20,710	USD	3,163	06/19/19	38
Citigroup	EUR	1,250	USD	1,420	06/19/19	12
Citigroup	EUR	4,770	USD	5,431	06/19/19	60
Citigroup	GBP	3,400	USD	4,518	06/19/19	73
Citigroup	GBP	50,500	USD	67,106	06/19/19	1,085
Citigroup	HKD	41,164	USD	5,254	06/19/19	3
Citigroup	NOK	105,480	USD	12,308	06/19/19	59
Citigroup	SEK	56,160	USD	6,061	06/19/19	125
Commonwealth Bank of Australia	USD	842	AUD	1,190	06/19/19	(2)
Commonwealth Bank of Australia	USD	6,464	AUD	9,140	06/19/19	(13)
Commonwealth Bank of Australia	USD	7,961	AUD	11,250	06/19/19	(21)
Commonwealth Bank of Australia	USD	18,046	AUD	25,500	06/19/19	(49)
Commonwealth Bank of Australia	USD	1,211	CAD	1,614	06/19/19	(5)
Commonwealth Bank of Australia	USD	4,783	CAD	6,371	06/19/19	(21)
Commonwealth Bank of Australia	USD	8,783	CAD	11,700	06/19/19	(39)
Commonwealth Bank of Australia	USD	2,811	EUR	2,468	06/19/19	(32)
Commonwealth Bank of Australia	USD	6,563	EUR	5,762	06/19/19	(75)
Commonwealth Bank of Australia	USD	2,271	GBP	1,717	06/19/19	(26)
Commonwealth Bank of Australia	USD	6,323	GBP	4,782	06/19/19	(72)
Commonwealth Bank of Australia	USD	3,289	JPY	363,481	06/19/19	(13)
Commonwealth Bank of Australia	USD	27,058	JPY	2,990,484	06/19/19	(106)
Commonwealth Bank of Australia	CHF	5,214	USD	5,230	06/19/19	89
Commonwealth Bank of Australia	DKK	20,710	USD	3,164	06/19/19	39
Commonwealth Bank of Australia	EUR	4,770	USD	5,434	06/19/19	62
Commonwealth Bank of Australia	HKD	41,164	USD	5,255	06/19/19	4
Commonwealth Bank of Australia	NOK	105,480	USD	12,301	06/19/19	52
Commonwealth Bank of Australia	SEK	56,160	USD	6,059	06/19/19	124
Goldman Sachs	USD	5,670	AUD	8,000	06/19/19	(24)
Goldman Sachs	USD	22,810	GBP	17,400	06/19/19	(62)
Goldman Sachs	USD	30,398	SEK	280,800	06/19/19	(719)

See accompanying notes which are an integral part of the financial statements.

136 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Goldman Sachs	EUR	30,000	USD	33,896	06/19/19	111
Royal Bank of Canada	USD	305	AUD	425	06/19/19	(5)
Royal Bank of Canada	USD	842	AUD	1,190	06/19/19	(2)
Royal Bank of Canada	USD	6,463	AUD	9,140	06/19/19	(13)
Royal Bank of Canada	USD	450	CAD	600	06/19/19	(2)
Royal Bank of Canada	USD	1,211	CAD	1,614	06/19/19	(5)
Royal Bank of Canada	USD	4,782	CAD	6,371	06/19/19	(21)
Royal Bank of Canada	USD	8,782	CAD	11,700	06/19/19	(38)
Royal Bank of Canada	USD	2,271	EUR	2,000	06/19/19	(18)
Royal Bank of Canada	USD	2,811	EUR	2,468	06/19/19	(32)
Royal Bank of Canada	USD	6,563	EUR	5,762	06/19/19	(74)
Royal Bank of Canada	USD	784	GBP	600	06/19/19	—
Royal Bank of Canada	USD	2,271	GBP	1,717	06/19/19	(26)
Royal Bank of Canada	USD	6,324	GBP	4,782	06/19/19	(72)
Royal Bank of Canada	USD	223	HKD	1,750	06/19/19	—
Royal Bank of Canada	USD	1,210	JPY	135,000	06/19/19	7
Royal Bank of Canada	USD	3,288	JPY	363,481	06/19/19	(13)
Royal Bank of Canada	USD	27,055	JPY	2,990,484	06/19/19	(103)
Royal Bank of Canada	AUD	500	USD	359	06/19/19	6
Royal Bank of Canada	AUD	600	USD	426	06/19/19	2
Royal Bank of Canada	AUD	4,227	USD	2,978	06/19/19	(5)
Royal Bank of Canada	CAD	600	USD	450	06/19/19	2
Royal Bank of Canada	CAD	1,000	USD	752	06/19/19	5
Royal Bank of Canada	CAD	5,868	USD	4,357	06/19/19	(28)
Royal Bank of Canada	CHF	5,214	USD	5,228	06/19/19	87
Royal Bank of Canada	DKK	20,710	USD	3,163	06/19/19	38
Royal Bank of Canada	EUR	1,800	USD	2,041	06/19/19	14
Royal Bank of Canada	EUR	2,000	USD	2,277	06/19/19	25
Royal Bank of Canada	EUR	4,770	USD	5,433	06/19/19	61
Royal Bank of Canada	EUR	21,558	USD	24,260	06/19/19	(18)
Royal Bank of Canada	GBP	550	USD	723	06/19/19	3
Royal Bank of Canada	GBP	700	USD	919	06/19/19	4
Royal Bank of Canada	GBP	6,335	USD	8,230	06/19/19	(52)
Royal Bank of Canada	HKD	2,000	USD	256	06/19/19	—
Royal Bank of Canada	HKD	2,800	USD	358	06/19/19	—
Royal Bank of Canada	HKD	15,194	USD	1,939	06/19/19	1
Royal Bank of Canada	HKD	41,164	USD	5,254	06/19/19	3
Royal Bank of Canada	JPY	100,000	USD	906	06/19/19	4
Royal Bank of Canada	JPY	150,000	USD	1,358	06/19/19	6
Royal Bank of Canada	JPY	1,337,407	USD	12,017	06/19/19	(37)
Royal Bank of Canada	NOK	105,480	USD	12,299	06/19/19	50
Royal Bank of Canada	SEK	56,160	USD	6,058	06/19/19	123
Standard Chartered	USD	11,544	JPY	1,280,000	06/19/19	(8)
Standard Chartered	USD	19,841	JPY	2,200,000	06/19/19	(13)
Standard Chartered	USD	9,948	NOK	85,000	06/19/19	(77)
State Street	USD	320	AUD	450	06/19/19	(2)
State Street	USD	4,335	AUD	6,123	06/19/19	(14)
State Street	USD	12,027	AUD	17,068	06/19/19	18
State Street	USD	600	CAD	800	06/19/19	(2)
State Street	USD	4,277	DKK	28,000	06/19/19	(52)
State Street	USD	2,258	EUR	2,000	06/19/19	(6)
State Street	USD	24,104	EUR	21,421	06/19/19	20

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 137

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International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	981	GBP	750	06/19/19	—
State Street	USD	255	HKD	2,000	06/19/19	—
State Street	USD	1,277	HKD	10,000	06/19/19	(1)
State Street	USD	2,814	HKD	22,044	06/19/19	(3)
State Street	USD	908	JPY	100,000	06/19/19	(6)
State Street	USD	5,747	JPY	635,000	06/19/19	(24)
State Street	AUD	1,000	USD	712	06/19/19	7
State Street	CAD	1,400	USD	1,053	06/19/19	7
State Street	CHF	26,000	USD	26,124	06/19/19	491
State Street	EUR	4,750	USD	5,360	06/19/19	10
State Street	GBP	1,400	USD	1,843	06/19/19	13
State Street	GBP	5,320	USD	7,048	06/19/19	93
State Street	HKD	3,500	USD	447	06/19/19	—
State Street	JPY	300,000	USD	2,710	06/19/19	6
State Street	JPY	4,015,882	USD	36,176	06/19/19	(17)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(193)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$60,294	$—	$—	$60,294	2.5
Austria	—	12,615	—	—	12,615	0.5
Belgium	—	12,261	—	—	12,261	0.5
Brazil	2,624	—	—	—	2,624	0.1
Canada	120,872	—	—	—	120,872	5.0
Cayman Islands	—	2,798	—	—	2,798	0.1
China	10,133	31,579	—	—	41,712	1.7
Denmark	1,957	38,904	—	—	40,861	1.7
Finland	—	10,606	—	—	10,606	0.4
France	—	256,544	—	—	256,544	10.6
Germany	17,176	107,602	—	—	124,778	5.2
Hong Kong	—	80,106	—	—	80,106	3.3
India	28,322	5,120	—	—	33,442	1.4
Indonesia	—	3,777	—	—	3,777	0.2
Ireland	10,164	10,763	—	—	20,927	0.9
Israel	993	5,059	—	—	6,052	0.2
Italy	—	56,424	—	—	56,424	2.3
Japan	—	393,772	—	—	393,772	16.3

See accompanying notes which are an integral part of the financial statements.

138 International Developed Markets Fund

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International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Luxembourg	3,387	2,816	—	—	6,203	0.3
Mexico	3,965	—	—	—	3,965	0.2
Netherlands	9,497	81,907	—	—	91,404	3.8
New Zealand	—	3,919	—	—	3,919	0.2
Norway	—	23,718	—	—	23,718	1.0
Portugal	—	5,699	—	—	5,699	0.2
Singapore	—	55,181	—	—	55,181	2.3
South Korea	—	40,842	—	—	40,842	1.7
Spain	—	51,312	—	—	51,312	2.1
Sweden	—	28,556	—	—	28,556	1.2
Switzerland	6,100	213,688	—	—	219,788	9.1
Taiwan	—	23,109	—	—	23,109	1.0
United Kingdom	20,218	385,512	—	—	405,730	16.8
United States	55,070	5,522	—	—	60,592	2.5
Preferred Stocks	—	22,485	—	—	22,485	0.9
Short-Term Investments	—	33,071	—	24,532	57,603	2.4
Other Securities	—	—	—	61,102	61,102	2.5
Total Investments	290,478	2,065,561	—	85,634	2,441,673	101.1
Other Assets and Liabilities, Net						(1.1)
						100.0

Other Financial Instruments
Assets
Futures Contracts	8,694	—	—	—	8,694	0.4
Foreign Currency Exchange Contracts	3	4,503	—	—	4,506	0.2

Liabilities
Futures Contracts	(14,708)	—	—	—	(14,708)	(0.6)
Foreign Currency Exchange Contracts	—	(4,699)	—	—	(4,699)	(0.2)
Total Other Financial Instruments*	$(6,011)	$(196)	$—	$—	$(6,207)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 139

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	291,075
Consumer Staples	146,671
Energy	152,669
Financial Services	598,377
Health Care	225,364
Materials and Processing	215,162
Producer Durables	304,242
Technology	225,420
Utilities	163,988
Short-Term Investments	57,603
Other Securities	61,102
Total Investments	2,441,673

See accompanying notes which are an integral part of the financial statements.

140 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$4,506
Variation margin on futures contracts*		8,694	—
Total		$8,694	$4,506

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$14,708	$—
Unrealized depreciation on foreign currency exchange contracts		—	4,699
Total		$14,708	$4,699
			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$5,794	$—
Foreign currency exchange contracts		—	(319)
Total		$5,794	$(319)

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$(15,193)	$—
Foreign currency exchange contracts		—	2,056
Total		$(15,193)	$2,056

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 141

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International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$58,683	$—	$58,683
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,506	—	4,506
Total Financial and Derivative Assets		63,189	—	63,189
Financial and Derivative Assets not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Assets subject to a netting agreement		$63,188	$—	$63,188

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$364	$364	$—	$—
BNP Paribas	409	409	—	—
Brown Brothers Harriman	601	601	—	—
Citigroup	40,555	446	39,011	1,098
Commonwealth Bank of Australia	370	370	—	—
Credit Suisse	1,524	—	1,524	—
Goldman Sachs	111	111	—	—
HSBC	5,829	—	5,829	—
Merrill Lynch	8,940	—	8,940	—
Morgan Stanley	3,379	—	3,379	—
Royal Bank of Canada	441	441	—	—
State Street	665	127	—	538
Total	$63,188	$2,869	$58,683	$1,636

See accompanying notes which are an integral part of the financial statements.

142 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$4,699	$—	$4,699
Total Financial and Derivative Liabilities		4,699	—	4,699
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$4,699	$—	$4,699

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$426	$364	$—	$62
BNP Paribas	490	409	—	81
Brown Brothers Harriman	1,270	601	—	669
Citigroup	445	445	—	—
Commonwealth Bank of Australia	474	370	—	104
Goldman Sachs	804	111	—	693
Royal Bank of Canada	565	441	—	124
Standard Chartered	98	—	—	98
State Street	127	127	—	—
Total	$4,699	$2,868	$—	$1,831

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 143

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,481,952
Investments, at fair value(*)(>)	2,441,673
Foreign currency holdings(^)	14,695
Unrealized appreciation on foreign currency exchange contracts	4,506
Receivables:
Dividends and interest	13,661
Dividends from affiliated funds	109
Investments sold	7,776
Fund shares sold	1,815
Foreign capital gains taxes recoverable	3,670
Variation margin on futures contracts	11,268
Prepaid expenses	10
Total assets	2,499,183

Liabilities
Payables:
Investments purchased	8,812
Fund shares redeemed	2,150
Accrued fees to affiliates	1,749
Other accrued expenses	338
Variation margin on futures contracts	5,990
Unrealized depreciation on foreign currency exchange contracts	4,699
Payable upon return of securities loaned	61,102
Total liabilities	84,840

Net Assets	$2,414,343

See accompanying notes which are an integral part of the financial statements.

144 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(126,240)
Shares of beneficial interest	670
Additional paid-in capital	2,539,913
Net Assets	$2,414,343

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$36.01
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$38.21
Class A — Net assets	$26,803,953
Class A — Shares outstanding ($. 01 par value)	744,365
Net asset value per share: Class C(#)	$36.24
Class C — Net assets	$18,011,138
Class C — Shares outstanding ($. 01 par value)	496,981
Net asset value per share: Class E(#)	$36.33
Class E — Net assets	$2,354,494
Class E — Shares outstanding ($. 01 par value)	64,801
Net asset value per share: Class M(#)	$36.00
Class M — Net assets	$168,854,372
Class M — Shares outstanding ($. 01 par value)	4,689,785
Net asset value per share: Class S(#)	$36.03
Class S — Net assets	$2,176,351,491
Class S — Shares outstanding ($. 01 par value)	60,408,390
Net asset value per share: Class Y(#)	$36.03
Class Y — Net assets	$21,967,780
Class Y — Shares outstanding ($. 01 par value)	609,635
Amounts in thousands
(*) Securities on loan included in investments	$58,683
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$85,634
(^) Foreign currency holdings - cost	$14,730

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 145

Russell Investment Company
International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$40,238
Dividends from affiliated funds	673
Interest	396
Securities lending income (net)	222
Less foreign taxes withheld	(3,825)
Total investment income	37,704

Expenses
Advisory fees	8,535
Administrative fees	589
Custodian fees	381
Distribution fees - Class A	34
Distribution fees - Class C	67
Transfer agent fees - Class A	26
Transfer agent fees - Class C	17
Transfer agent fees - Class E	2
Transfer agent fees - Class M	104
Transfer agent fees - Class S	2,156
Transfer agent fees - Class Y	—**
Professional fees	97
Registration fees	80
Shareholder servicing fees - Class C	22
Shareholder servicing fees - Class E	3
Trustees’ fees	49
Printing fees	126
Miscellaneous	28
Expenses before reductions	12,316
Expense reductions	(1,023)
Net expenses	11,293
Net investment income (loss)	26,411

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(43,543)
Investments in affiliated funds	13
Futures contracts	5,794
Foreign currency exchange contracts	(319)
Foreign currency-related transactions	(123)
Net realized gain (loss)	(38,178)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	152,382
Futures contracts	(15,193)
Foreign currency exchange contracts	2,056
Foreign currency-related transactions	(90)
Net change in unrealized appreciation (depreciation)	139,155
Net realized and unrealized gain (loss)	100,977
Net Increase (Decrease) in Net Assets from Operations	$127,388

**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

146 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,411	$56,228
Net realized gain (loss)	(38,178)	152,035
Net change in unrealized appreciation (depreciation)	139,155	(443,797)
Net increase (decrease) in net assets from operations	127,388	(235,534)

Distributions
To shareholders
Class A	(1,991)	(548)
Class C	(1,182)	(213)
Class E	(171)	(42)
Class M	(6,506)	(1,566)
Class S	(181,388)	(52,517)
Class Y	(1,600)	(547)
Net decrease in net assets from distributions	(192,838)	(55,433)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(193,372)	74,762
Total Net Increase (Decrease) in Net Assets	(258,822)	(216,205)

Net Assets
Beginning of period	2,673,165	2,889,370
End of period	$2,414,343	$2,673,165

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 147

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	63	$2,225	251	$10,187
Proceeds from reinvestment of distributions	61	1,976	14	544
Payments for shares redeemed	(200)	(7,056)	(186)	(7,447)
Net increase (decrease)	(76)	(2,855)	79	3,284
Class C
Proceeds from shares sold	13	463	39	1,613
Proceeds from reinvestment of distributions	36	1,181	5	213
Payments for shares redeemed	(71)	(2,472)	(163)	(6,652)
Net increase (decrease)	(22)	(828)	(119)	(4,826)
Class E
Proceeds from shares sold	3	99	3	120
Proceeds from reinvestment of distributions	5	164	1	41
Payments for shares redeemed	(8)	(271)	(26)	(1,058)
Net increase (decrease)	(—)**	(8)	(22)	(897)
Class M
Proceeds from shares sold	2,519	88,277	1,246	50,455
Proceeds from reinvestment of distributions	202	6,506	38	1,566
Payments for shares redeemed	(366)	(12,789)	(544)	(22,053)
Net increase (decrease)	2,355	81,994	740	29,968
Class S
Proceeds from shares sold	3,757	130,212	12,687	513,543
Proceeds from reinvestment of distributions	5,577	179,981	1,279	52,186
Payments for shares redeemed	(16,841)	(583,642)	(12,690)	(514,133)
Net increase (decrease)	(7,507)	(273,449)	1,276	51,596
Class Y
Proceeds from shares sold	35	1,162	42	1,639
Proceeds from reinvestment of distributions	50	1,599	13	547
Payments for shares redeemed	(29)	(986)	(158)	(6,549)
Net increase (decrease)	56	1,775	(103)	(4,363)
Total increase (decrease)	(5,194)	$(193,371)	1,851	$74,762

**      Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

148 International Developed Markets Fund

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Russell Investment Company
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	36.91	. 33	1.44	1.77	(. 68)	(1.99)
October 31, 2018	40.97	. 68	(4.05)	(3.37)	(. 69)	—
October 31, 2017	33.92	. 53	7.22	7.75	(. 70)	—
October 31, 2016	34.96	. 55	(1.21)	(. 66)	(. 38)	—
October 31, 2015	35.77	. 53	(. 79)	(. 26)	(. 55)	—
October 31, 2014	36.30	. 64	(. 48)	. 16	(. 69)	—

Class C
April 30, 2019*	36.91	. 20	1.46	1.66	(. 35)	(1.99)
October 31, 2018	40.93	. 37	(4.04)	(3.67)	(. 35)	—
October 31, 2017	33.87	. 25	7.24	7.49	(. 43)	—
October 31, 2016	34.86	. 29	(1.20)	(. 91)	(. 08)	—
October 31, 2015	35.62	. 26	(. 78)	(. 52)	(. 24)	—
October 31, 2014	36.15	. 37	(. 48)	(. 11)	(. 42)	—

Class E
April 30, 2019*	37.22	. 34	1.45	1.79	(. 68)	(1.99)
October 31, 2018	41.10	. 67	(4.05)	(3.38)	(. 50)	—
October 31, 2017	34.04	. 13	7.64	7.77	(. 71)	—
October 31, 2016	35.01	. 55	(1.21)	(. 66)	(. 31)	—
October 31, 2015	35.81	. 54	(. 81)	(. 27)	(. 53)	—
October 31, 2014	36.33	. 62	(. 45)	. 17	(. 69)	—

Class M
April 30, 2019*	37.03	. 51	1.32	1.83	(. 86)	(1.99)
October 31, 2018	41.09	. 82	(4.03)	(3.21)	(. 85)	—
October 31, 2017(9)	36.02	. 40	4.67	5.07	—	—

Class S
April 30, 2019*	37.02	. 37	1.44	1.81	(. 82)	(1.99)
October 31, 2018	41.07	. 79	(4.05)	(3.26)	(. 79)	—
October 31, 2017	34.00	. 62	7.24	7.86	(. 79)	—
October 31, 2016	35.04	. 62	(1.20)	(. 58)	(. 46)	—
October 31, 2015	35.86	. 63	(. 81)	(. 18)	(. 64)	—
October 31, 2014	36.38	. 71	(. 45)	. 26	(. 78)	—

Class Y
April 30, 2019*	37.07	. 42	1.41	1.83	(. 88)	(1.99)
October 31, 2018	41.12	. 85	(4.05)	(3.20)	(. 85)	—
October 31, 2017	34.05	. 85	7.08	7.93	(. 86)	—
October 31, 2016	35.08	. 70	(1.21)	(. 51)	(. 52)	—
October 31, 2015	35.90	. 25	(. 36)	(. 11)	(. 71)	—
October 31, 2014	36.41	. 79	(. 46)	. 33	(. 84)	—

See accompanying notes which are an integral part of the financial statements.

150 International Developed Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(2.67)	36.01	5.64	26,804	1.25	1.21	1.88	36
(. 69)	36.91	(8.38)	30,305	1.25	1.22	1.67	75
(. 70)	40.97	23.30	30,412	1.26	1.26	1.43	104
(. 38)	33.92	(1.87)	27,053	1.23	1.23	1.66	68
(. 55)	34.96	(. 71)	29,385	1.27	1.27	1.49	66
(. 69)	35.77	. 43	29,619	1.25	1.25	1.74	74

(2.34)	36.24	5.22	18,011	2.00	1.96	1.15	36
(. 35)	36.91	(9.06)	19,144	2.00	1.97	. 90	75
(. 43)	40.93	22.37	26,085	2.01	2.01	. 68	104
(. 08)	33.87	(2.60)	26,698	1.98	1.98	. 88	68
(. 24)	34.86	(1.46)	32,495	2.02	2.02	. 72	66
(. 42)	35.62	(. 33)	37,426	2.00	2.00	1.00	74

(2.67)	36.33	5.61	2,355	1.25	1.21	1.92	36
(. 50)	37.22	(8.35)	2,411	1.25	1.22	1.63	75
(. 71)	41.10	23.27	3,556	1.26	1.26	. 36	104
(. 31)	34.04	(1.86)	48,643	1.23	1.23	1.64	68
(. 53)	35.01	(. 74)	51,939	1.27	1.27	1.51	66
(. 69)	35.81	. 46	79,957	1.25	1.25	1.69	74

(2.85)	36.00	5.82	168,854	1.01	. 83	2.93	36
(. 85)	37.03	(8.00)	86,461	1.00	. 83	2.02	75
—	41.09	14.08	65,546	. 99	. 87	1.60	104

(2.81)	36.03	5.79	2,176,351	1.00	. 92	2.14	36
(. 79)	37.02	(8.11)	2,514,298	1.00	. 93	1.93	75
(. 79)	41.07	23.64	2,736,737	1.01	. 98	1.67	104
(. 46)	34.00	(1.61)	1,879,757	. 98	. 98	1.87	68
(. 64)	35.04	(. 48)	2,102,634	1.02	1.02	1.77	66
(. 78)	35.86	. 69	2,347,214	1.00	1.00	1.92	74

(2.87)	36.03	5.85	21,968	. 81	. 77	2.40	36
(. 85)	37.07	(7.96)	20,546	. 80	. 77	2.08	75
(. 86)	41.12	23.84	27,034	. 81	. 81	2.25	104
(. 52)	34.05	(1.41)	12,660	. 78	. 78	2.13	68
(. 71)	35.08	(. 28)	14,428	. 81	. 81	. 72	66
(. 84)	35.90	. 90	934,168	. 80	. 80	2.15	74

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 151

Russell Investment Company
International Developed Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,320,511
Administration fees	96,316
Distribution fees	16,665
Shareholder servicing fees	4,195
Transfer agent fees	304,115
Trustee fees	7,395
$1,749,197

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$45,138	$290,895	$274,931	$—	$—	$61,102	$281	$—
U. S. Cash Management Fund	22,874	628,568	626,923	13	—	24,532	673	—
	$68,012	$919,463	$901,854	$13	$—	$85,634	$954	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,473,934,286
Unrealized Appreciation	$353,256,757
Unrealized Depreciation	(452,848,863)
Net Unrealized Appreciation (Depreciation)	$(99,592,106)

See accompanying notes which are an integral part of the financial statements.

152 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,072.50	$1,017.55
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.50	$7.30

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,068.00	$1,013.84
	Expenses Paid During Period*	$11.33	$11.03
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,072.20	$1,017.55
of other funds.	Expenses Paid During Period*	$7.50	$7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Equity Fund 153

Russell Investment Company
Global Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,074.70	$1,019.29
Expenses Paid During Period*	$5.71	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,073.00	$1,018.79
Expenses Paid During Period*	$6.22	$6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,075.00	$1,019.74
Expenses Paid During Period*	$5.25	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

154 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.6%			Industrial & Commercial Bank of China,
Australia - 0.8%			Ltd. Class H	2,096,000	1,575
AGL Energy, Ltd.	14,831	233	Ping An Insurance Group Co. of China,
Caltex Australia, Ltd.	45,536	873	Ltd. Class H	208,500	2,512
Commonwealth Bank of Australia - ADR	25,452	1,337	Tencent Holdings, Ltd.	97,980	4,854
Dexus Property Group(Æ)(ö)	25,481	224			28,155
Macquarie Group, Ltd.	45,449	4,322
Scentre Group(ö)	129,969	350	Colombia - 0.3%
Treasury Wine Estates, Ltd.	274,203	3,328	Bancolombia SA	402,400	4,904
Wesfarmers, Ltd. (Æ)	37,944	963
WorleyParsons, Ltd.	38,794	392	Finland - 0.4%
		12,022	Kone OYJ Class B	96,946	5,313
			Nordea Bank AB	58,608	461
Austria - 0.3%			Sampo OYJ Class A	13,396	614
Andritz AG	93,000	4,448	UPM-Kymmene OYJ	15,231	430
OMV AB	18,766	1,009			6,818
		5,457
			France - 3.0%
Belgium - 0.4%			Air Liquide SA Class A	49,376	6,566
Groupe Bruxelles Lambert SA	5,456	522	AXA SA(Ñ)	39,158	1,043
KBC Groep NV	12,837	952	Cie de Saint-Gobain	20,106	822
Solvay SA	43,349	5,228	Cie Generale des Etablissements
		6,702	Michelin SCA Class B	41,000	5,301
			Engie SA	59,450	881
Bermuda - 0.1%			Imerys SA	78,889	4,206
Arch Capital Group, Ltd. (Æ)	10,622	359	Ipsos SA	53,676	1,558
Everest Re Group, Ltd.	3,098	729	L'Oreal SA	20,796	5,718
		1,088	Orange SA - ADR	52,921	829
			Publicis Groupe SA - ADR	88,200	5,235
Canada - 2.6%			Safran SA	21,183	3,087
Bank of Montreal	7,536	595	Sanofi - ADR	20,546	1,786
Bank of Nova Scotia (The)	24,528	1,351	Schneider Electric SE	12,053	1,020
Canadian Imperial Bank of Commerce	7,374	621	Total SA	42,965	2,398
Cenovus Energy, Inc.	96,140	953	Unibail-Rodamco-Westfield(ö)	4,331	744
Enbridge, Inc.	16,583	613	Vinci SA(Ñ)	63,061	6,382
Fortis, Inc.	75,727	2,799			47,576
Imperial Oil, Ltd.	10,108	294
Intact Financial Corp.	23,623	1,933	Germany - 2.6%
Magna International, Inc. Class A	103,904	5,783	Allianz SE	5,689	1,371
Methanex Corp.	85,200	4,671	BASF SE	65,603	5,336
Royal Bank of Canada - GDR	24,954	1,989	Bayer AG	12,095	804
Shopify, Inc. Class A(Æ)(Ñ)	14,611	3,558	Bayerische Motoren Werke AG	7,513	641
Sun Life Financial, Inc.	17,708	736	Deutsche Boerse AG	42,054	5,605
Suncor Energy, Inc.	427,505	14,097	Deutsche Telekom AG	330,253	5,523
Toronto Dominion Bank	32,938	1,879	Hannover Rueck SE	44,981	6,787
TransCanada Corp.	6,210	296	Hugo Boss AG	31,600	2,208
		42,168	Lanxess AG	70,392	4,070
			Muenchener Rueckversicherungs-
China - 1.8%			Gesellschaft AG in Muenchen	29,503	7,390
Agricultural Bank of China, Ltd. Class H	2,825,000	1,302	RWE AG	13,207	337
Alibaba Group Holding, Ltd. - ADR(Æ)	27,623	5,126	SAP SE - ADR	6,776	873
BeiGene, Ltd. - ADR(Æ)(Ñ)	4,451	553	Siemens AG	8,348	1,001
China Construction Bank Corp. Class H	6,259,074	5,520			41,946
China Hongxing Sports, Ltd. (Æ)(Š)	6,320,000	—
China Overseas Land & Investment, Ltd.	728,400	2,727	Hong Kong - 0.4%
China Tower Corp. , Ltd. Class H(Þ)	8,776,000	2,374	AIA Group, Ltd.	144,600	1,475
Ctrip. com International, Ltd. - ADR(Æ)	36,595	1,612	Cathay Pacific Airways, Ltd.	854,300	1,438

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 155

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Resources Power Holdings Co. ,			Marubeni Corp.	98,800	708
Ltd.	912,500	1,277	Mitsubishi Corp.	43,700	1,203
Henderson Land Development Co. , Ltd.	135,000	832	Mitsubishi Electric Corp.	97,900	1,398
Hongkong Land Holdings, Ltd.	50,100	349	Mitsubishi UFJ Financial Group, Inc.	225,500	1,130
Jardine Matheson Holdings, Ltd.	6,000	395	Mitsui & Co. , Ltd.	82,100	1,327
Link REIT(ö)	96,798	1,128	Mizuho Financial Group, Inc.	826,600	1,292
Wharf Real Estate Investment Co. , Ltd.	30,000	230	Nexon Co. , Ltd. (Æ)	541,580	7,735
		7,124	Nippon Shinyaku Co. , Ltd.	44,700	3,085
			Nippon Telegraph & Telephone Corp.	30,934	1,284
India - 1.4%			Nissan Motor Co. , Ltd.	100,700	805
HDFC Bank, Ltd. - ADR	135,877	15,579	NTT DOCOMO, Inc.	63,900	1,387
Infosys, Ltd. - ADR	562,400	6,051	ORIX Corp.	77,400	1,089
		21,630	Osaka Gas Co. , Ltd.	34,000	626
			OUTSOURCING, Inc.	226,000	2,973
Indonesia - 0.2%			Resona Holdings, Inc.	50,700	215
Bank Central Asia Tbk PT	1,346,227	2,716	Sekisui House, Ltd.	42,400	684
			Start Today Co. , Ltd.	78,400	1,389
Ireland - 1.4%			Sumitomo Corp.	44,900	638
Accenture PLC Class A	4,322	789	Sumitomo Electric Industries, Ltd.	17,100	225
Greencore Group PLC Class A	1,868,199	5,604	Sumitomo Metal Mining Co. , Ltd.	107,500	3,392
Linde PLC	36,058	6,500	Sumitomo Mitsui Financial Group, Inc.	267,000	9,679
Medtronic PLC	100,931	8,964	Sumitomo Mitsui Trust Holdings, Inc.	146,100	5,085
		21,857	Taisei Corp.	14,700	645
			Tokio Marine Holdings, Inc.	83,900	4,232
Israel - 0.3%			Tokyo Electric Power Co. Holdings, Inc.
Teva Pharmaceutical Industries, Ltd.			(Æ)	68,000	384
- ADR(Æ)	269,900	4,108	Tokyo Gas Co. , Ltd.	15,000	381
			Toyota Industries Corp.	4,400	248
Italy - 0.3%			Toyota Motor Corp.	39,900	2,480
Assicurazioni Generali SpA	36,255	704			82,596
Enel SpA	207,622	1,315
ENI SpA - ADR	90,367	1,539	Luxembourg - 0.3%
Snam Rete Gas SpA	228,544	1,163	Spotify Technology SA(Æ)	26,379	3,581
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	503	Tenaris SA	39,810	552
		5,224			4,133

Japan - 5.2%			Netherlands - 1.0%
Bridgestone Corp.	35,600	1,413	ABN AMRO Group NV(Þ)	9,485	223
Canon, Inc.	50,700	1,410	Heineken NV	107,133	11,582
Central Japan Railway Co.	5,900	1,269	ING Groep NV	51,573	657
Daicel Chemical Industries, Ltd.	38,600	432	Koninklijke Ahold Delhaize NV	50,417	1,213
Daiwa House Industry Co. , Ltd.	16,500	463	Yandex NV Class A(Æ)	79,990	2,994
Daiwa Securities Group, Inc.	44,000	204			16,669
Denso Corp.	12,900	564
East Japan Railway Co.	14,100	1,327	Norway - 1.1%
Electric Power Development Co. , Ltd.	22,600	525	DNB ASA(Ñ)	329,046	6,323
FUJIFILM Holdings Corp.	18,000	840	SpareBank 1 SR-Bank ASA	431,752	4,994
Fujitsu, Ltd.	10,000	733	Statoil ASA Class N	58,108	1,294
Honda Motor Co. , Ltd.	58,677	1,635	Yara International ASA	119,800	5,403
Idemitsu Kosan Co. , Ltd.	35,329	1,141			18,014
ITOCHU Corp.	65,700	1,184
Japan Airlines Co. , Ltd.	12,200	409	Portugal - 0.2%
Japan Post Holdings Co. , Ltd.	71,700	802	Energias de Portugal SA	88,061	334
Japan Tobacco, Inc.	49,700	1,152	Jeronimo Martins SGPS SA	168,945	2,755
JX Holdings, Inc.	216,650	1,049			3,089
Kansai Electric Power Co. , Inc. (The)	369,500	4,471
KDDI Corp.	256,100	5,854

See accompanying notes which are an integral part of the financial statements.

156 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Puerto Rico - 0.4%			Taiwan - 1.4%
Popular, Inc.	119,500	6,896	Taiwan Semiconductor Manufacturing
			Co. , Ltd. - ADR	500,163	21,917
Singapore - 0.9%
DBS Group Holdings, Ltd.	95,100	1,977	Thailand - 0.7%
SEA, Ltd. - ADR(Æ)(Ñ)	60,410	1,504	Kasikornbank PCL	752,900	4,505
United Overseas Bank, Ltd.	543,464	11,125	Siam Commercial Bank PCL (The)	1,832,000	7,431
		14,606			11,936

South Korea - 3.2%			United Kingdom - 6.7%
Hyundai Mobis Co. , Ltd.	17,680	3,520	3i Group PLC	24,707	346
Hyundai Motor Co.	24,518	2,907	AstraZeneca PLC - ADR(Ñ)	260,281	9,803
Kia Motors Corp.	113,400	4,393	Babcock International Group PLC	622,340	4,268
KT&G Corp.	39,300	3,431	Barclays PLC	2,916,554	6,254
LG Uplus Corp.	269,400	3,298	BBA Aviation PLC	883,301	3,139
Samsung Electronics Co. , Ltd.	632,971	24,802	Bellway PLC	141,862	5,761
Shinhan Financial Group Co. , Ltd.	163,668	6,180	BHP Billiton PLC - ADR	127,400	6,004
SK Hynix, Inc.	35,900	2,422	BP PLC	2,016,558	14,664
		50,953	BT Group PLC	268,145	801
			Cineworld Group PLC	1,603,100	6,653
Spain - 0.6%			Diageo PLC	172,703	7,283
Banco de Sabadell SA - ADR	3,066,557	3,579	Direct Line Insurance Group PLC	105,333	454
Enagas SA	32,850	936	HSBC Holdings PLC	176,383	1,536
Endesa SA - ADR	15,641	390	Inchcape PLC	285,713	2,292
Iberdrola SA	98,965	900	John Wood Group PLC	70,999	434
Red Electrica Corp. SA	10,638	221	Legal & General Group PLC	294,334	1,069
Repsol SA - ADR	88,065	1,492	Lloyds Banking Group PLC	1,274,629	1,040
Telefonica SA - ADR	161,118	1,346	National Grid PLC	81,310	888
		8,864	Next PLC	82,700	6,225
			Pearson PLC	20,803	225
Sweden - 1.2%			Persimmon PLC Class A	18,875	550
Duni AB	141,057	1,738	Rio Tinto PLC	29,802	1,739
Loomis AB Class B	102,860	3,801	Royal Bank of Scotland Group PLC	597,899	1,869
Skandinaviska Enskilda Banken AB			Royal Dutch Shell PLC Class A	43,651	1,391
Class A	89,938	858	Royal Dutch Shell PLC Class B	48,909	1,568
SKF AB Class B(Ñ)	322,000	5,956	Standard Chartered PLC	555,145	5,076
Svenska Handelsbanken AB Class A	528,826	5,774	Taylor Wimpey PLC	2,426,947	5,761
Swedbank AB Class A	53,033	861	TechnipFMC PLC	29,284	720
		18,988	Unilever NV	146,666	8,888
					106,701
Switzerland - 3.4%
Adecco SA	10,402	598	United States - 53.9%
Alcon, Inc. (Æ)	26,688	1,537	3M Co.	5,621	1,065
Baloise Holding AG	1,384	238	Abbott Laboratories	124,585	9,912
Chubb, Ltd.	49,594	7,201	Adobe, Inc. (Æ)	29,160	8,435
Nestle SA	146,814	14,142	Advanced Micro Devices, Inc. (Æ)	120,010	3,316
Novartis AG	167,541	13,684	Aflac, Inc.	32,514	1,638
Roche Holding AG	48,689	12,837	AGNC Investment Corp. (Æ)	38,819	691
Swiss Life Holding AG(Æ)	946	445	Align Technology, Inc. (Æ)	12,507	4,061
Swisscom AG	1,454	679	Allergan PLC	32,384	4,760
TE Connectivity, Ltd.	10,143	970	ALLETE, Inc.	72,500	5,905
Zurich Insurance Group AG	5,335	1,705	Alliant Energy Corp.	13,920	657
		54,036	Allstate Corp. (The)	9,520	943
			Ally Financial, Inc.	10,124	301
			Alphabet, Inc. Class C(Æ)	25,852	30,724
			Altria Group, Inc.	11,943	649
			Amazon. com, Inc. (Æ)	5,418	10,438

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 157

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Electric Power Co. , Inc.	16,956	1,451	DowDuPont, Inc.	18,113	696
American Express Co.	41,345	4,847	DR Horton, Inc.	246,374	10,917
American Financial Group, Inc.	2,316	240	DTE Energy Co.	6,998	880
American Tower Corp. (ö)	8,586	1,677	Duke Energy Corp.	16,141	1,471
Ameriprise Financial, Inc.	3,673	539	Eastman Chemical Co.	8,568	676
Ameris Bancorp	111,820	4,077	Eaton Corp. PLC	13,593	1,126
Amgen, Inc.	5,199	932	Edison International	9,923	633
Annaly Capital Management, Inc. (ö)	96,265	971	Emerson Electric Co.	9,672	687
Anthem, Inc. (Æ)	56,539	14,872	EOG Resources, Inc.	4,647	446
Apple, Inc.	123,123	24,707	Evergy, Inc.	7,496	433
Archer-Daniels-Midland Co.	18,900	843	Eversource Energy(Æ)	10,994	788
AT&T, Inc.	100,334	3,106	Exact Sciences Corp. (Æ)	33,533	3,309
Automatic Data Processing, Inc.	37,270	6,127	Exelon Corp.	42,674	2,174
AvalonBay Communities, Inc. (ö)	6,481	1,302	Exxon Mobil Corp.	50,838	4,081
Avnet, Inc.	120,200	5,843	Facebook, Inc. Class A(Æ)	54,665	10,572
Baker Hughes, a GE Co. LLC	30,450	731	Fidelity National Financial, Inc.	11,609	464
Bank of America Corp.	872,432	26,678	Fifth Third Bancorp	289,970	8,357
Bank of New York Mellon Corp. (The)	31,085	1,544	FleetCor Technologies, Inc. (Æ)	12,294	3,208
BB&T Corp.	23,418	1,199	Ford Motor Co.	171,401	1,791
Becton Dickinson and Co.	35,037	8,435	Franklin Resources, Inc.	165,874	5,738
Berkshire Hathaway, Inc. Class B(Æ)	13,367	2,897	General Dynamics Corp.	28,846	5,155
Best Buy Co. , Inc.	7,278	542	General Mills, Inc.	29,448	1,516
BlackRock, Inc. Class A	4,036	1,958	General Motors Co.	37,630	1,466
Brookline Bancorp, Inc.	101,676	1,530	Genuine Parts Co.	7,755	795
Cabot Oil & Gas Corp.	108,461	2,808	Gilead Sciences, Inc.	120,325	7,826
Capital One Financial Corp.	69,069	6,412	GoDaddy, Inc. Class A(Æ)	41,952	3,419
Cardinal Health, Inc.	4,674	228	Goldman Sachs Group, Inc. (The)	34,693	7,144
Carnival Corp.	19,509	1,070	Guidewire Software, Inc. (Æ)	47,878	5,099
Carter's, Inc.	49,800	5,274	Haemonetics Corp. (Æ)	34,175	2,983
Caterpillar, Inc.	75,115	10,473	Halliburton Co.	337,738	9,568
CenterPoint Energy, Inc.	26,479	821	Hartford Financial Services Group, Inc.	10,460	547
CH Robinson Worldwide, Inc.	3,489	283	HCA Healthcare, Inc.	4,112	523
Charter Communications, Inc. Class			HD Supply Holdings, Inc. (Æ)	5,215	238
A(Æ)	12,297	4,565	Helmerich & Payne, Inc.	18,935	1,108
Chevron Corp.	26,282	3,155	Henry Schein, Inc. (Æ)	3,907	250
Chipotle Mexican Grill, Inc. Class A(Æ)	3,511	2,416	Hewlett Packard Enterprise Co.	199,774	3,159
Cigna Corp.	59,580	9,464	HollyFrontier Corp.	16,741	799
Cimarex Energy Co.	3,123	214	Home Depot, Inc. (The)	5,505	1,121
Cincinnati Financial Corp.	14,810	1,424	Honeywell International, Inc.	6,057	1,052
Cisco Systems, Inc.	33,181	1,856	Host Hotels & Resorts, Inc. (ö)	20,327	391
Citigroup, Inc.	178,147	12,595	HP, Inc. (Æ)	71,430	1,425
CME Group, Inc. Class A	37,270	6,668	Humana, Inc.	19,399	4,955
Coca-Cola Co. (The)	12,463	611	Huntington Bancshares, Inc.	67,853	945
Colgate-Palmolive Co.	16,341	1,189	Insulet Corp. (Æ)(Ñ)	44,204	3,813
Comcast Corp. Class A	31,323	1,363	Intel Corp.	66,082	3,373
ConocoPhillips	28,719	1,813	Intercontinental Exchange, Inc.	97,233	7,910
Consolidated Edison, Inc.	14,711	1,267	International Bancshares Corp.	132,818	5,508
CoStar Group, Inc. (Æ)	9,423	4,676	International Business Machines Corp.	11,387	1,597
Covetrus, Inc. (Æ)	15,191	499	Interpublic Group of Cos. , Inc. (The)	9,866	227
Crown Castle International Corp. (ö)	32,794	4,125	Intuitive Surgical, Inc. (Æ)	3,180	1,624
CSX Corp.	45,464	3,620	JM Smucker Co. (The)	52,561	6,446
Cummins, Inc.	10,932	1,818	Johnson & Johnson	68,735	9,705
CVS Health Corp.	17,864	971	Johnson Controls International PLC(Æ)	31,045	1,164
Danaher Corp.	5,739	760	Jones Lang LaSalle, Inc.	1,408	218
Devon Energy Corp.	24,519	788	JPMorgan Chase & Co.	153,269	17,786
Dime Community Bancshares, Inc.	102,661	2,069	Juniper Networks, Inc.	8,481	236
Dow Chemical Co. (The)	6,037	342	Kellogg Co.	9,821	592

See accompanying notes which are an integral part of the financial statements.

158 Global Equity Fund

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Global Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kohl's Corp.	4,118	293	Southern Co. (The)	23,425	1,247
Kraft Heinz Co. (The)	16,893	562	Splunk, Inc. (Æ)	20,228	2,792
Kroger Co. (The)	122,434	3,156	SS&C Technologies Holdings, Inc.	61,137	4,137
L Brands, Inc.	143,400	3,677	State Street Corp.	11,871	803
L3 Technologies, Inc.	2,229	487	Stryker Corp.	18,402	3,476
Lam Research Corp.	5,119	1,062	SunTrust Banks, Inc.	9,786	641
Lamb Weston Holdings, Inc.	30,673	2,149	Symantec Corp.	14,237	345
Lennar Corp. Class A	153,563	7,990	Synchrony Financial	57,959	2,009
Lennar Corp. Class B	3,222	134	T Rowe Price Group, Inc.	7,720	830
LyondellBasell Industries NV Class A	10,942	965	Target Corp.	13,205	1,022
M&T Bank Corp.	4,310	733	Texas Instruments, Inc.	2,138	252
Marathon Petroleum Corp.	103,741	6,314	Torchmark Corp.	5,044	442
Marriott Vacations Worldwide Corp.	17,805	1,881	Travelers Cos. , Inc. (The)	10,884	1,565
Marvell Technology Group, Ltd.	123,568	3,092	Tyson Foods, Inc. Class A	87,384	6,554
MasterCard, Inc. Class A	49,649	12,623	UGI Corp.	10,880	593
McDonald's Corp.	3,584	708	Under Armour, Inc. Class A(Æ)(Ñ)	126,617	2,924
McKesson Corp.	6,271	748	Union Pacific Corp.	8,746	1,548
Merck & Co. , Inc.	100,316	7,896	United Technologies Corp.	15,405	2,197
MetLife, Inc.	28,997	1,338	UnitedHealth Group, Inc.	136,016	31,701
Micron Technology, Inc. (Æ)	87,580	3,684	Universal Health Services, Inc. Class B	2,092	265
Microsoft Corp.	394,087	51,467	US Bancorp	33,013	1,760
Mondelez International, Inc. Class A	21,623	1,100	Valero Energy Corp.	19,335	1,753
Monster Beverage Corp. (Æ)	24,216	1,443	Veeva Systems, Inc. Class A(Æ)	21,007	2,938
Morgan Stanley	291,025	14,042	Verizon Communications, Inc.	334,518	19,131
National Oilwell Varco, Inc.	24,931	652	Viacom, Inc. Class B	8,156	236
Netflix, Inc. (Æ)	14,038	5,202	Visa, Inc. Class A	41,618	6,843
NextEra Energy, Inc.	65,976	12,829	VMware, Inc. Class A	17,125	3,496
Northern Trust Corp.	6,410	632	Walgreens Boots Alliance, Inc.	15,699	841
Nucor Corp.	9,473	541	Walmart, Inc.	22,582	2,322
Occidental Petroleum Corp.	23,007	1,355	Walt Disney Co. (The)	18,080	2,476
OGE Energy Corp.	23,968	1,015	Waste Management, Inc.	15,249	1,637
Omnicom Group, Inc.	15,109	1,209	Wausau Paper Corp.	209,758	2,619
Oracle Corp.	14,408	797	Webster Financial Corp.	93,700	4,978
PACCAR, Inc.	11,101	796	WEC Energy Group, Inc. (Æ)	11,520	904
Penumbra, Inc. (Æ)(Ñ)	21,268	2,861	Wells Fargo & Co.	279,391	13,525
PepsiCo, Inc.	72,627	9,300	WESCO International, Inc. (Æ)	84,700	4,848
Pfizer, Inc.	364,343	14,796	Western Union Co. (The)	272,128	5,291
Philip Morris International, Inc.	4,777	413	Workday, Inc. Class A(Æ)	22,103	4,545
Phillips 66	17,489	1,649	WR Berkley Corp.	4,068	249
Pinnacle West Capital Corp.	6,751	643	Xcel Energy, Inc.	8,234	465
Pinterest, Inc. Class A(Æ)	52,159	1,616	Xerox Corp.	183,257	6,114
PNC Financial Services Group, Inc.			Zillow Group, Inc. (Æ)(Ñ)	44,902	1,500
(The)	12,704	1,740	Zimmer Biomet Holdings, Inc.	3,779	465
PPL Corp.	41,298	1,289			858,019
Principal Financial Group, Inc.	17,907	1,024
Procter & Gamble Co. (The)	131,710	14,024	Virgin Islands, British - 0.1%
Progressive Corp. (The)	20,016	1,564	J2 Acquisition, Ltd. (Æ)(Þ)	188,721	1,666
Prudential Financial, Inc.	11,131	1,177	Ocelot Partners, Ltd. (Æ)(Þ)	27,049	213
Public Service Enterprise Group, Inc.	23,310	1,390			1,879
Quest Diagnostics, Inc.	62,588	6,032
Raytheon Co.	13,743	2,441	Total Common Stocks
Regions Financial Corp.	34,570	537	(cost $1,192,240)		1,538,791
Salesforce. com, Inc. (Æ)	14,225	2,352
Schlumberger, Ltd.	41,161	1,757
ServiceNow, Inc. (Æ)	27,991	7,600	Investments in Other Funds - 0.3%
			Vanguard FTSE All-World ex-US ETF
Skyworks Solutions, Inc.	4,728	417		105,358	5,434
			Class U
Snap-on, Inc.	1,401	236	Total Investments in Other Funds

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 159

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Global Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
(cost $5,271)			5,434
Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
J2 Acquisition, Ltd. (Æ)
2020 Warrants	302,800		53
Total Warrants & Rights
(cost $3)			53
Short-Term Investments - 2.7%
United States - 2.7%
U. S. Cash Management Fund(@)	27,260,207	(8)	27,266
United States Treasury Bills
2.314% due 05/23/19 (ž)(§)	5,000		4,993
2.428% due 08/15/19 (ž)(§)	1,900		1,887
2.433% due 10/10/19 (ž)(§)	7,400		7,321
2.363% due 12/05/19 (ž)(§)	2,200		2,169
			43,636
Total Short-Term Investments
(cost $43,633)			43,636
Other Securities - 2.5%
U. S. Cash Collateral Fund(×)(@)	39,108,136	(8)	39,108
Total Other Securities
(cost $39,108)			39,108
Total Investments 102.1%
(identified cost $1,280,255)			1,627,022
Other Assets and Liabilities, Net
-(2.1%)			(33,847)
Net Assets - 100.0%			1,593,175

See accompanying notes which are an integral part of the financial statements.

160 Global Equity Fund

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Global Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.3%
ABN AMRO Group NV	03/08/19	EUR	9,485	22.76	216	223
China Tower Corp. , Ltd.	03/22/19	HKD	8,776,000	0.25	2,182	2,374
J2 Acquisition, Ltd.	10/05/17		188,721	9.99	1,886	1,666
Ocelot Partners, Ltd.	03/08/17		27,049	9.99	270	213
						4,476

For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures	824	EUR	28,444	06/19	2,297
MSCI EAFE Index Futures	60	USD	5,751	06/19	32
S&P 500 E-Mini Index Futures	75	USD	11,057	06/19	408
S&P Energy Select Sector Index Futures	355	USD	23,657	06/19	582
TOPIX Index Futures	486	JPY	7,848,900	06/19	517
Short Positions
FTSE 100 Index Futures	125	GBP	9,214	06/19	(536)
Hang Seng Index Futures	30	HKD	44,202	05/19	12
MSCI Emerging Markets Index Futures	1,254	USD	67,729	06/19	(2,173)
NASDAQ 100 E-Mini Index Futures	154	USD	24,024	06/19	(2,080)
S&P 500 E-Mini Index Futures	142	USD	20,934	06/19	(1,328)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,269)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	175	USD	124	06/19/19	—
Bank of America	CAD	275	USD	206	06/19/19	1
Bank of America	EUR	650	USD	732	06/19/19	—
Bank of America	GBP	250	USD	329	06/19/19	3
Bank of America	HKD	425	USD	54	06/19/19	—
Bank of America	JPY	50,000	USD	452	06/19/19	1
Bank of America	SEK	500	USD	54	06/19/19	1
Bank of Montreal	USD	205	AUD	290	06/19/19	—
Bank of Montreal	USD	308	CAD	410	06/19/19	(2)
Bank of Montreal	USD	2,378	CAD	3,166	06/19/19	(12)
Bank of Montreal	USD	1,888	EUR	1,658	06/19/19	(21)
Bank of Montreal	USD	6,208	EUR	5,450	06/19/19	(70)
Bank of Montreal	USD	635	GBP	480	06/19/19	(8)
Bank of Montreal	USD	159	HKD	1,248	06/19/19	—
Bank of Montreal	USD	977	JPY	108,000	06/19/19	(4)
Bank of Montreal	USD	14,430	JPY	1,594,594	06/19/19	(59)
Bank of Montreal	USD	111	SEK	1,028	06/19/19	(2)
Bank of Montreal	CHF	3,458	USD	3,468	06/19/19	58

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 161

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	EUR	2,740	USD	3,121	06/19/19	35
Bank of Montreal	GBP	1,742	USD	2,305	06/19/19	28
Bank of Montreal	GBP	1,760	USD	2,330	06/19/19	29
Bank of Montreal	NOK	93,976	USD	10,959	06/19/19	46
Bank of Montreal	SEK	72,380	USD	7,806	06/19/19	155
BNP Paribas	USD	2,382	CAD	3,166	06/19/19	(16)
BNP Paribas	USD	6,213	EUR	5,450	06/19/19	(75)
BNP Paribas	USD	14,437	JPY	1,594,594	06/19/19	(66)
BNP Paribas	CHF	3,458	USD	3,468	06/19/19	59
BNP Paribas	EUR	2,740	USD	3,124	06/19/19	38
BNP Paribas	GBP	1,742	USD	2,308	06/19/19	31
BNP Paribas	GBP	1,760	USD	2,332	06/19/19	31
BNP Paribas	NOK	93,976	USD	10,977	06/19/19	64
BNP Paribas	SEK	72,380	USD	7,826	06/19/19	176
Brown Brothers Harriman	USD	54	AUD	75	06/19/19	(1)
Brown Brothers Harriman	USD	89	AUD	125	06/19/19	(1)
Brown Brothers Harriman	USD	53	CAD	70	06/19/19	—
Brown Brothers Harriman	USD	150	CAD	200	06/19/19	—
Brown Brothers Harriman	USD	226	EUR	200	06/19/19	(1)
Brown Brothers Harriman	USD	458	EUR	400	06/19/19	(8)
Brown Brothers Harriman	USD	130	GBP	100	06/19/19	1
Brown Brothers Harriman	USD	230	GBP	175	06/19/19	(1)
Brown Brothers Harriman	USD	32	HKD	250	06/19/19	—
Brown Brothers Harriman	USD	51	HKD	400	06/19/19	—
Brown Brothers Harriman	USD	179	JPY	20,000	06/19/19	1
Brown Brothers Harriman	USD	273	JPY	30,000	06/19/19	(2)
Brown Brothers Harriman	USD	1,760	NOK	15,000	06/19/19	(18)
Brown Brothers Harriman	USD	16	SEK	152	06/19/19	—
Brown Brothers Harriman	USD	33	SEK	300	06/19/19	(1)
Brown Brothers Harriman	AUD	80	USD	57	06/19/19	—
Brown Brothers Harriman	AUD	100	USD	71	06/19/19	1
Brown Brothers Harriman	AUD	100	USD	71	06/19/19	1
Brown Brothers Harriman	AUD	105	USD	75	06/19/19	1
Brown Brothers Harriman	AUD	150	USD	106	06/19/19	—
Brown Brothers Harriman	AUD	275	USD	196	06/19/19	2
Brown Brothers Harriman	CAD	50	USD	38	06/19/19	—
Brown Brothers Harriman	CAD	100	USD	75	06/19/19	—
Brown Brothers Harriman	CAD	130	USD	98	06/19/19	1
Brown Brothers Harriman	CAD	150	USD	112	06/19/19	—
Brown Brothers Harriman	CAD	160	USD	120	06/19/19	1
Brown Brothers Harriman	CAD	200	USD	150	06/19/19	—
Brown Brothers Harriman	CAD	400	USD	301	06/19/19	2
Brown Brothers Harriman	EUR	150	USD	171	06/19/19	2
Brown Brothers Harriman	EUR	300	USD	338	06/19/19	—
Brown Brothers Harriman	EUR	400	USD	456	06/19/19	5
Brown Brothers Harriman	EUR	450	USD	514	06/19/19	7
Brown Brothers Harriman	EUR	500	USD	564	06/19/19	1
Brown Brothers Harriman	EUR	700	USD	795	06/19/19	7
Brown Brothers Harriman	EUR	1,000	USD	1,133	06/19/19	7
Brown Brothers Harriman	GBP	115	USD	149	06/19/19	(1)
Brown Brothers Harriman	GBP	140	USD	186	06/19/19	3
Brown Brothers Harriman	GBP	150	USD	197	06/19/19	1

See accompanying notes which are an integral part of the financial statements.

162 Global Equity Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	150	USD	197	06/19/19	1
Brown Brothers Harriman	GBP	180	USD	239	06/19/19	4
Brown Brothers Harriman	GBP	350	USD	459	06/19/19	1
Brown Brothers Harriman	HKD	175	USD	22	06/19/19	—
Brown Brothers Harriman	HKD	300	USD	38	06/19/19	—
Brown Brothers Harriman	HKD	375	USD	48	06/19/19	—
Brown Brothers Harriman	HKD	425	USD	54	06/19/19	—
Brown Brothers Harriman	HKD	425	USD	54	06/19/19	—
Brown Brothers Harriman	HKD	450	USD	57	06/19/19	—
Brown Brothers Harriman	HKD	1,000	USD	128	06/19/19	—
Brown Brothers Harriman	JPY	10,000	USD	91	06/19/19	1
Brown Brothers Harriman	JPY	25,000	USD	225	06/19/19	(1)
Brown Brothers Harriman	JPY	28,000	USD	253	06/19/19	1
Brown Brothers Harriman	JPY	28,000	USD	251	06/19/19	(1)
Brown Brothers Harriman	JPY	30,000	USD	271	06/19/19	—
Brown Brothers Harriman	JPY	35,000	USD	315	06/19/19	—
Brown Brothers Harriman	JPY	60,000	USD	541	06/19/19	—
Brown Brothers Harriman	JPY	200,000	USD	1,829	06/19/19	26
Brown Brothers Harriman	SEK	200	USD	21	06/19/19	—
Brown Brothers Harriman	SEK	250	USD	27	06/19/19	1
Brown Brothers Harriman	SEK	275	USD	30	06/19/19	1
Brown Brothers Harriman	SEK	300	USD	32	06/19/19	1
Brown Brothers Harriman	SEK	350	USD	38	06/19/19	1
Brown Brothers Harriman	SEK	600	USD	65	06/19/19	2
Citigroup	USD	2,381	CAD	3,166	06/19/19	(15)
Citigroup	USD	6,206	EUR	5,450	06/19/19	(69)
Citigroup	USD	464	GBP	350	06/19/19	(6)
Citigroup	USD	14,430	JPY	1,594,594	06/19/19	(59)
Citigroup	AUD	150	USD	107	06/19/19	1
Citigroup	CAD	150	USD	113	06/19/19	1
Citigroup	CHF	3,458	USD	3,466	06/19/19	57
Citigroup	EUR	550	USD	633	06/19/19	14
Citigroup	EUR	2,740	USD	3,120	06/19/19	34
Citigroup	GBP	200	USD	265	06/19/19	4
Citigroup	GBP	1,742	USD	2,306	06/19/19	29
Citigroup	GBP	1,760	USD	2,330	06/19/19	29
Citigroup	HKD	550	USD	70	06/19/19	—
Citigroup	JPY	40,000	USD	364	06/19/19	4
Citigroup	NOK	93,976	USD	10,966	06/19/19	53
Citigroup	SEK	350	USD	39	06/19/19	2
Citigroup	SEK	72,380	USD	7,811	06/19/19	160
Commonwealth Bank of Australia	USD	2,377	CAD	3,166	06/19/19	(10)
Commonwealth Bank of Australia	USD	6,208	EUR	5,450	06/19/19	(70)
Commonwealth Bank of Australia	USD	14,428	JPY	1,594,594	06/19/19	(57)
Commonwealth Bank of Australia	CHF	3,458	USD	3,468	06/19/19	59
Commonwealth Bank of Australia	EUR	2,740	USD	3,121	06/19/19	35
Commonwealth Bank of Australia	GBP	1,742	USD	2,303	06/19/19	26
Commonwealth Bank of Australia	GBP	1,760	USD	2,327	06/19/19	26
Commonwealth Bank of Australia	NOK	93,976	USD	10,959	06/19/19	46
Commonwealth Bank of Australia	SEK	72,380	USD	7,810	06/19/19	160
Goldman Sachs	USD	14,884	AUD	21,000	06/19/19	(63)
Goldman Sachs	CHF	7,000	USD	7,079	06/19/19	178

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Goldman Sachs	EUR	2,900	USD	3,277	06/19/19	11
Royal Bank of Canada	USD	205	AUD	290	06/19/19	—
Royal Bank of Canada	USD	1,136	AUD	1,600	06/19/19	(7)
Royal Bank of Canada	USD	308	CAD	410	06/19/19	(1)
Royal Bank of Canada	USD	1,581	CAD	2,100	06/19/19	(11)
Royal Bank of Canada	USD	2,377	CAD	3,166	06/19/19	(10)
Royal Bank of Canada	USD	1,888	EUR	1,658	06/19/19	(21)
Royal Bank of Canada	USD	6,208	EUR	5,450	06/19/19	(70)
Royal Bank of Canada	USD	7,093	EUR	6,200	06/19/19	(111)
Royal Bank of Canada	USD	635	GBP	480	06/19/19	(7)
Royal Bank of Canada	USD	2,800	GBP	2,100	06/19/19	(55)
Royal Bank of Canada	USD	159	HKD	1,248	06/19/19	—
Royal Bank of Canada	USD	255	HKD	2,000	06/19/19	—
Royal Bank of Canada	USD	754	HKD	5,900	06/19/19	(1)
Royal Bank of Canada	USD	977	JPY	108,000	06/19/19	(4)
Royal Bank of Canada	USD	3,934	JPY	435,000	06/19/19	(14)
Royal Bank of Canada	USD	14,426	JPY	1,594,594	06/19/19	(55)
Royal Bank of Canada	USD	111	SEK	1,028	06/19/19	(2)
Royal Bank of Canada	USD	438	SEK	4,000	06/19/19	(15)
Royal Bank of Canada	AUD	100	USD	72	06/19/19	1
Royal Bank of Canada	AUD	140	USD	100	06/19/19	1
Royal Bank of Canada	AUD	250	USD	177	06/19/19	1
Royal Bank of Canada	AUD	680	USD	479	06/19/19	(1)
Royal Bank of Canada	CAD	150	USD	113	06/19/19	1
Royal Bank of Canada	CAD	160	USD	120	06/19/19	—
Royal Bank of Canada	CAD	300	USD	225	06/19/19	1
Royal Bank of Canada	CAD	965	USD	717	06/19/19	(5)
Royal Bank of Canada	CHF	3,458	USD	3,467	06/19/19	58
Royal Bank of Canada	EUR	350	USD	397	06/19/19	3
Royal Bank of Canada	EUR	500	USD	564	06/19/19	1
Royal Bank of Canada	EUR	800	USD	911	06/19/19	10
Royal Bank of Canada	EUR	2,740	USD	3,121	06/19/19	35
Royal Bank of Canada	EUR	3,765	USD	4,237	06/19/19	(3)
Royal Bank of Canada	GBP	150	USD	196	06/19/19	—
Royal Bank of Canada	GBP	175	USD	228	06/19/19	(1)
Royal Bank of Canada	GBP	300	USD	394	06/19/19	2
Royal Bank of Canada	GBP	1,095	USD	1,423	06/19/19	(9)
Royal Bank of Canada	GBP	1,742	USD	2,303	06/19/19	26
Royal Bank of Canada	GBP	1,760	USD	2,327	06/19/19	26
Royal Bank of Canada	HKD	400	USD	51	06/19/19	—
Royal Bank of Canada	HKD	475	USD	61	06/19/19	—
Royal Bank of Canada	HKD	800	USD	102	06/19/19	—
Royal Bank of Canada	HKD	2,945	USD	376	06/19/19	—
Royal Bank of Canada	JPY	25,000	USD	224	06/19/19	(1)
Royal Bank of Canada	JPY	38,000	USD	341	06/19/19	(2)
Royal Bank of Canada	JPY	65,000	USD	589	06/19/19	3
Royal Bank of Canada	JPY	240,000	USD	2,156	06/19/19	(7)
Royal Bank of Canada	NOK	93,976	USD	10,958	06/19/19	45
Royal Bank of Canada	SEK	250	USD	27	06/19/19	1
Royal Bank of Canada	SEK	350	USD	38	06/19/19	1
Royal Bank of Canada	SEK	600	USD	65	06/19/19	1
Royal Bank of Canada	SEK	2,207	USD	236	06/19/19	3

See accompanying notes which are an integral part of the financial statements.

164 Global Equity Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	SEK	72,380	USD	7,808	06/19/19	158
State Street	USD	7,964	AUD	11,301	06/19/19	12
State Street	USD	15,960	EUR	14,183	06/19/19	13
State Street	USD	6,601	HKD	51,700	06/19/19	(6)
State Street	AUD	75	USD	53	06/19/19	1
State Street	EUR	1,250	USD	1,427	06/19/19	19
State Street	GBP	80	USD	105	06/19/19	—
State Street	HKD	300	USD	38	06/19/19	—
State Street	HKD	34,056	USD	4,348	06/19/19	4
State Street	JPY	27,000	USD	243	06/19/19	—
State Street	JPY	2,659,005	USD	23,953	06/19/19	(11)
State Street	SEK	275	USD	30	06/19/19	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,047

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$12,022	$—	$—	$12,022	0.8
Austria	—	5,457	—	—	5,457	0.3
Belgium	—	6,702	—	—	6,702	0.4
Bermuda	1,088	—	—	—	1,088	0.1
Canada	42,168	—	—	—	42,168	2.6
China	7,291	20,864	—	—	28,155	1.8
Colombia	4,904	—	—	—	4,904	0.3
Finland	—	6,818	—	—	6,818	0.4
France	—	47,576	—	—	47,576	3.0
Germany	873	41,073	—	—	41,946	2.6
Hong Kong	—	7,124	—	—	7,124	0.4
India	21,630	—	—	—	21,630	1.4
Indonesia	—	2,716	—	—	2,716	0.2
Ireland	16,253	5,604	—	—	21,857	1.4
Israel	4,108	—	—	—	4,108	0.3
Italy	—	5,224	—	—	5,224	0.3
Japan	—	82,596	—	—	82,596	5.2
Luxembourg	3,581	552	—	—	4,133	0.3
Netherlands	2,994	13,675	—	—	16,669	1.0
Norway	—	18,014	—	—	18,014	1.1
Portugal	—	3,089	—	—	3,089	0.2
Puerto Rico	6,896	—	—	—	6,896	0.4
Singapore	1,504	13,102	—	—	14,606	0.9

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
South Korea	—	50,953	—	—	50,953	3.2
Spain	—	8,864	—	—	8,864	0.6
Sweden	—	18,988	—	—	18,988	1.2
Switzerland	9,708	44,328	—	—	54,036	3.4
Taiwan	21,917	—	—	—	21,917	1.4
Thailand	—	11,936	—	—	11,936	0.7
United Kingdom	16,527	90,174	—	—	106,701	6.7
United States	855,400	2,619	—	—	858,019	53.9
Virgin Islands, British	1,666	213	—	—	1,879	0.1
Investments in Other Funds	5,434	—	—	—	5,434	0.3
Warrants & Rights	53	—	—	—	53	—*
Short-Term Investments	—	16,370	—	27,266	43,636	2.7
Other Securities	—	—	—	39,108	39,108	2.5
Total Investments	1,023,995	536,653	—	66,374	1,627,022	102.1
Other Assets and Liabilities, Net						(2.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	3,848	—	—	—	3,848	0.2
Foreign Currency Exchange Contracts	—	2,197	—	—	2,197	0.1

Liabilities
Futures Contracts	(6,117)	—	—	—	(6,117)	(0.4)
Foreign Currency Exchange Contracts	—	(1,150)	—	—	(1,150)	(0.1)
Total Other Financial Instruments**	$(2,269)	$1,047	$—	$—	$(1,222)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

166 Global Equity Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	152,393
Consumer Staples	90,554
Energy	85,433
Financial Services	423,315
Health Care	215,990
Materials and Processing	66,132
Producer Durables	134,497
Technology	278,237
Utilities	97,674
Warrants and Rights	53
Short-Term Investments	43,636
Other Securities	39,108
Total Investments	1,627,022

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$2,197
Variation margin on futures contracts*		3,848	—
Total		$3,848	$2,197

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$6,117	$—
Unrealized depreciation on foreign currency exchange contracts		—	1,150
Total		$6,117	$1,150
			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$(3,206)	$—
Foreign currency exchange contracts		—	1,308
Total		$(3,206)	$1,308

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$(6,437)	$—
Foreign currency exchange contracts		—	1,047
Total		$(6,437)	$1,047

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

168 Global Equity Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$37,806	$—	$37,806
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,197	—	2,197
Total Financial and Derivative Assets		40,003	—	40,003
Financial and Derivative Assets not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Assets subject to a netting agreement		$40,002	$—	$40,002

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$6	$—	$—	$6
Bank of Montreal	352	177	—	175
Barclays	5,060	—	5,060	—
BNP Paribas	398	156	—	242
Brown Brothers Harriman	85	38	—	47
Citigroup	14,372	148	13,985	239
Commonwealth Bank of Australia	353	138	—	215
Goldman Sachs	189	63	—	126
HSBC	3,032	—	3,032	—
Merrill Lynch	10,544	—	10,544	—
Morgan Stanley	5,185	—	5,185	—
Royal Bank of Canada	377	377	—	—
State Street	49	17	—	32
Total	$40,002	$1,114	$37,806	$1,082

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 169

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,150	$—	$1,150
Total Financial and Derivative Liabilities		1,150	—	1,150
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$1,150	$—	$1,150

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$177	$177	$—	$—
BNP Paribas	156	156	—	—
Brown Brothers Harriman	38	38	—	—
Citigroup	148	148	—	—
Commonwealth Bank of Australia	138	138	—	—
Goldman Sachs	63	63	—	—
Royal Bank of Canada	413	377	—	36
State Street	17	17	—	—
Total	$1,150	$1,114	$—	$36

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

170 Global Equity Fund

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Global Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,280,255
Investments, at fair value(*)(>)	1,627,022
Foreign currency holdings(^)	1,476
Unrealized appreciation on foreign currency exchange contracts	2,197
Receivables:
Dividends and interest	3,337
Dividends from affiliated funds	91
Fund shares sold	850
Foreign capital gains taxes recoverable	1,667
Variation margin on futures contracts	2,942
Prepaid expenses	6
Total assets	1,639,588

Liabilities
Payables:
Fund shares redeemed	2,269
Accrued fees to affiliates	1,428
Other accrued expenses	201
Variation margin on futures contracts	2,257
Unrealized depreciation on foreign currency exchange contracts	1,150
Payable upon return of securities loaned	39,108
Total liabilities	46,413

Net Assets	$1,593,175

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 171

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Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$360,472
Shares of beneficial interest	1,637
Additional paid-in capital	1,231,066
Net Assets	$1,593,175

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.27
Class A — Net assets	$11,792,184
Class A — Shares outstanding ($. 01 par value)	1,218,274
Net asset value per share: Class C(#)	$9.54
Class C — Net assets	$6,989,104
Class C — Shares outstanding ($. 01 par value)	732,307
Net asset value per share: Class E(#)	$9.75
Class E — Net assets	$583,585
Class E — Shares outstanding ($. 01 par value)	59,825
Net asset value per share: Class M(#)	$9.72
Class M — Net assets	$91,133,425
Class M — Shares outstanding ($. 01 par value)	9,379,824
Net asset value per share: Class S(#)	$9.73
Class S — Net assets	$774,842,810
Class S — Shares outstanding ($. 01 par value)	79,607,436
Net asset value per share: Class Y(#)	$9.73
Class Y — Net assets	$707,834,025
Class Y — Shares outstanding ($. 01 par value)	72,732,592
Amounts in thousands
(^) Foreign currency holdings - cost	$1,478
(*) Securities on loan included in investments	$37,806
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$66,374

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

172 Global Equity Fund

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Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$23,986
Dividends from affiliated funds	445
Interest	199
Securities lending income (net)	76
Less foreign taxes withheld	(1,216)
Total investment income	23,490

Expenses
Advisory fees	7,457
Administrative fees	383
Custodian fees	169
Distribution fees - Class A	15
Distribution fees - Class C	26
Transfer agent fees - Class A	11
Transfer agent fees - Class C	7
Transfer agent fees - Class E	1
Transfer agent fees - Class M	56
Transfer agent fees - Class S	753
Transfer agent fees - Class Y	14
Professional fees	81
Registration fees	69
Shareholder servicing fees - Class C	8
Shareholder servicing fees - Class E	1
Trustees’ fees	32
Printing fees	66
Miscellaneous	21
Expenses before reductions	9,170
Expense reductions	(201)
Net expenses	8,969
Net investment income (loss)	14,521

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	19,964
Investments in affiliated funds	4
Futures contracts	(3,206)
Foreign currency exchange contracts	1,308
Foreign currency-related transactions	114
Net realized gain (loss)	18,184
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	82,632
Futures contracts	(6,437)
Foreign currency exchange contracts	1,047
Foreign currency-related transactions	(103)
Net change in unrealized appreciation (depreciation)	77,139
Net realized and unrealized gain (loss)	95,323
Net Increase (Decrease) in Net Assets from Operations	$109,844

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,521	$17,871
Net realized gain (loss)	18,184	225,659
Net change in unrealized appreciation (depreciation)	77,139	(217,066)
Net increase (decrease) in net assets from operations	109,844	26,464

Distributions
To shareholders
Class A	(1,509)	(1,585)
Class C	(871)	(1,139)
Class E	(80)	(97)
Class M	(6,385)	(8,345)
Class S	(108,040)	(139,321)
Class Y	(94,714)	(106,866)
Net decrease in net assets from distributions	(211,599)	(257,353)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(18,715)	(234,447)
Total Net Increase (Decrease) in Net Assets	(120,470)	(465,336)

Net Assets
Beginning of period	1,713,645	2,178,981
End of period	$1,593,175	$1,713,645

See accompanying notes which are an integral part of the financial statements.

174 Global Equity Fund

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	35	$327	333	$3,663
Proceeds from reinvestment of distributions	177	1,490	143	1,536
Payments for shares redeemed	(242)	(2,321)	(356)	(3,908)
Net increase (decrease)	(30)	(504)	120	1,291
Class C
Proceeds from shares sold	19	174	57	617
Proceeds from reinvestment of distributions	104	863	107	1,136
Payments for shares redeemed	(114)	(1,040)	(300)	(3,259)
Net increase (decrease)	9	(3)	(136)	(1,506)
Class E
Proceeds from shares sold	2	17	1	15
Proceeds from reinvestment of distributions	8	70	8	86
Payments for shares redeemed	(11)	(106)	(20)	(214)
Net increase (decrease)	(1)	(19)	(11)	(113)
Class M
Proceeds from shares sold	4,604	43,468	2,308	26,054
Proceeds from reinvestment of distributions	757	6,385	775	8,345
Payments for shares redeemed	(865)	(8,244)	(3,410)	(37,564)
Net increase (decrease)	4,496	41,609	(327)	(3,165)
Class S
Proceeds from shares sold	5,911	54,691	16,775	186,143
Proceeds from reinvestment of distributions	12,567	106,320	12,721	137,259
Payments for shares redeemed	(24,671)	(231,733)	(43,478)	(480,793)
Net increase (decrease)	(6,193)	(70,722)	(13,982)	(157,391)
Class Y
Proceeds from shares sold	1,559	13,328	4,077	44,422
Proceeds from reinvestment of distributions	11,209	94,714	9,904	106,865
Payments for shares redeemed	(10,353)	(97,118)	(19,982)	(224,850)
Net increase (decrease)	2,415	10,924	(6,001)	(73,563)
Total increase (decrease)	696	$(18,715)	(20,337)	$(234,447)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 175

Russell Investment Company
Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.44	. 07	. 49	. 56	(. 10)	(1.22)
October 31, 2018	11.81	. 06	(. 02)	. 04	(. 06)	(1.35)
October 31, 2017	10.35	. 06	2.21	2.27	(. 12)	(. 69)
October 31, 2016	11.40	. 07	(. 01)	. 06	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 15)	(. 58)
October 31, 2014	11.07	. 07	. 83	. 90	(. 05)	(. 20)

Class C
April 30, 2019*	10.25	. 04	. 48	. 52	(. 01)	(1.22)
October 31, 2018	11.64	(. 02)	(. 02)	(. 04)	—	(1.35)
October 31, 2017	10.21	(. 02)	2.18	2.16	(. 04)	(. 69)
October 31, 2016	11.24	(. 01)	(. 01)	(. 02)	(. 06)	(. 95)
October 31, 2015	11.55	—(f)	. 33	. 33	(. 06)	(. 58)
October 31, 2014	10.96	(. 02)	. 81	. 79	—(f)	(. 20)

Class E
April 30, 2019*	10.51	. 07	. 49	. 56	(. 10)	(1.22)
October 31, 2018	11.83	. 06	(. 03)	. 03	—	(1.35)
October 31, 2017	10.37	. 01	2.27	2.28	(. 13)	(. 69)
October 31, 2016	11.41	. 07	—(f)	. 07	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 14)	(. 58)
October 31, 2014	11.07	. 07	. 82	. 89	(. 04)	(. 20)

Class M
April 30, 2019*	10.50	. 09	. 49	. 58	(. 14)	(1.22)
October 31, 2018	11.88	. 10	(. 02)	. 08	(. 11)	(1.35)
October 31, 2017(9)	10.64	. 04	1.20	1.24	—	—

Class S
April 30, 2019*	10.51	. 08	. 49	. 57	(. 13)	(1.22)
October 31, 2018	11.87	. 09	(. 02)	. 07	(. 08)	(1.35)
October 31, 2017	10.40	. 09	2.22	2.31	(. 15)	(. 69)
October 31, 2016	11.45	. 09	—(f)	. 09	(. 19)	(. 95)
October 31, 2015	11.77	. 12	. 32	. 44	(. 18)	(. 58)
October 31, 2014	11.11	. 09	. 84	. 93	(. 07)	(. 20)

Class Y
April 30, 2019*	10.52	. 09	. 49	. 58	(. 15)	(1.22)
October 31, 2018	11.90	. 11	(. 03)	. 08	(. 11)	(1.35)
October 31, 2017	10.42	. 11	2.23	2.34	(. 17)	(. 69)
October 31, 2016	11.48	. 12	(. 02)	. 10	(. 21)	(. 95)
October 31, 2015	11.79	. 14	. 33	. 47	(. 20)	(. 58)
October 31, 2014	11.14	. 12	. 82	. 94	(. 09)	(. 20)

See accompanying notes which are an integral part of the financial statements.

176 Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(1.32)	9.68	7.25	11,792	1.48	1.46	1.49	22
(1.41)	10.44	. 01	13,032	1.50	1.48	. 52	60
(. 81)	11.81	23.41	13,331	1.49	1.49	. 58	90
(1.11)	10.35	1.02	12,807	1.50	1.50	. 72	46
(. 73)	11.40	3.56	13,589	1.49	1.49	. 75	47
(. 25)	11.72	8.18	12,819	1.49	1.49	. 59	39

(1.23)	9.54	6.80	6,989	2.23	2.21	. 76	22
(1.35)	10.25	(. 73)	7,417	2.24	2.23	(. 23)	60
(. 73)	11.64	22.47	10,011	2.24	2.24	(. 15)	90
(1.01)	10.21	. 24	11,059	2.25	2.25	(. 06)	46
(. 64)	11.24	2.87	13,356	2.24	2.24	—(i)	47
(. 20)	11.55	7.26	14,286	2.24	2.24	(. 16)	39

(1.32)	9.75	7.22	584	1.48	1.46	1.49	22
(1.35)	10.51	(. 06)	641	1.49	1.48	. 50	60
(. 82)	11.83	23.40	846	1.48	1.48	. 06	90
(1.11)	10.37	1.04	42,161	1.50	1.50	. 69	46
(. 72)	11.41	3.59	46,407	1.49	1.49	. 75	47
(. 24)	11.72	8.15	53,265	1.49	1.49	. 60	39

(1.36)	9.72	7.47	91,133	1.24	1.11	1.88	22
(1.46)	10.50	. 37	51,267	1.24	1.13	. 90	60
—	11.88	11.65	61,922	1.24	1.14	. 57	90

(1.35)	9.73	7.30	774,843	1.23	1.21	1.75	22
(1.43)	10.51	. 28	901,342	1.24	1.23	. 79	60
(. 84)	11.87	23.74	1,184,587	1.24	1.24	. 87	90
(1.14)	10.40	1.26	1,659,879	1.25	1.25	. 94	46
(. 76)	11.45	3.80	1,976,080	1.24	1.24	. 99	47
(. 27)	11.77	8.48	2,240,991	1.24	1.24	. 83	39

(1.37)	9.73	7.50	707,834	1.05	1.02	1.94	22
(1.46)	10.52	. 39	739,946	1.05	1.03	. 98	60
(. 86)	11.90	24.05	908,284	1.04	1.04	. 99	90
(1.16)	10.42	1.40	659,411	1.05	1.05	1.14	46
(. 78)	11.48	4.09	788,997	1.04	1.04	1.20	47
(. 29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 177

Russell Investment Company
Global Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,205,703
Administration fees	63,225
Distribution fees	6,747
Shareholder servicing fees	1,569
Transfer agent fees	140,072
Trustee fees	10,880
$1,428,196

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$11,011	$158,005	$129,908	$—	$—	$39,108	$301	$—
U. S. Cash Management Fund	25,881	399,626	398,245	4	—	27,266	445	—
	$36,892	$557,631	$528,153	$4	$—	$66,374	$746	$—

Federal Income Taxes (Unaudited)

At Apri1 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,247,691,610
Unrealized Appreciation	$393,622,641
Unrealized Depreciation	(54,636,808)
Net Unrealized Appreciation (Depreciation)	$338,985,833

See accompanying notes which are an integral part of the financial statements.

178 Global Equity Fund

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,111.30	$1,016.56
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.69	$8.30

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.66%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$2,000 (for example, an $9,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,106.50	$1,012.84
	Expenses Paid During Period*	$12.59	$12.03
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.41%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,111.00	$1,016.56
of other funds.	Expenses Paid During Period*	$8.69	$8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Emerging Markets Fund 179

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,113.10	$1,018.25
Expenses Paid During Period*	$6.92	$6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,113.60	$1,018.50
Expenses Paid During Period*	$6.66	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,112.70	$1,017.80
Expenses Paid During Period*	$7.39	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,113.30	$1,018.65
Expenses Paid During Period*	$6.50	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

180 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.0%			Cambodia - 0.3%
Argentina - 1.0%			NagaCorp, Ltd.	3,774,685	4,840
Banco Macro SA - ADR	25,836	1,048
Bolsas y Mercados Argentinos SA	358,111	2,342	Canada - 0.1%
Cresud SACIF y A - ADR(Æ)(Ñ)	324,744	3,247	Barrick Gold Corp.	150,413	1,912
Grupo Financiero Galicia SA - ADR	102,428	2,231	Gran Tierra Energy, Inc. (Æ)	341,990	822
Pampa Energia SA - ADR(Æ)(Ñ)	92,174	1,931			2,734
Siderar SAIC Class A	5,604,564	1,466
YPF SA - ADR	378,775	5,126	Chile - 0.5%
		17,391	Banco Santander Chile - ADR	60,600	1,697
			Cia Cervecerias Unidas SA - ADR	119,083	1,646
Bangladesh - 0.7%			Empresa Nacional de
Beximco Pharmaceuticals, Ltd.	2,785,506	2,666	Telecomunicaciones SA	166,779	1,747
BRAC Bank, Ltd. (Æ)	10,745,675	7,853	Enel Americas SA - ADR	177,600	1,552
GrameenPhone, Ltd.	110,000	467	Enersis SA(Æ)	9,274,552	1,627
Square Pharmaceuticals, Ltd.	859,092	2,644			8,269
		13,630
			China - 28.4%
Brazil - 6.0%			58. com, Inc. - ADR(Æ)	42,138	3,025
Azul SA - ADR(Æ)(Ñ)	133,895	3,476	Agricultural Bank of China, Ltd. Class H	16,564,000	7,633
B3 SA - Brasil Bolsa Balcao	144,300	1,268	Aier Eye Hospital Group Co. , Ltd. Class
Banco Bradesco SA - ADR	1,131,899	10,256	A	412,591	2,286
Banco Bradesco SA(Æ)	226,080	1,787	Air China, Ltd. Class H	124,000	148
Banco BTG Pactual SA(Æ)	16,700	176	Alibaba Group Holding, Ltd. - ADR(Æ)	244,994	45,464
Banco do Brasil SA(Æ)	755,400	9,571	Aluminum Corp. of China, Ltd. Class
Banco Santander Brasil SA - ADR(Ñ)	210,200	2,407	H(Æ)	7,312,000	2,864
Banco Santander Brasil SA	116,300	1,335	Anhui Conch Cement Co. , Ltd. Class H	3,214,042	19,565
BB Seguridade Participacoes SA	355,900	2,565	Anhui Kouzi Distillery Co. , Ltd. Class A	54,400	525
BK Brasil Operacao e Assessoria a			Anta Sports Products, Ltd.	908,000	6,408
Restaurantes SA	233,500	1,351	Ascletis Pharma, Inc. (Æ)(Þ)	483,000	412
BR Malls Participacoes SA(Æ)	619,235	1,942	Autohome, Inc. - ADR(Æ)(Ñ)	2,800	323
BRF SA - ADR(Æ)(Ñ)	431,511	3,379	BAIC Motor Corp. , Ltd. Class H(Þ)	922,000	645
Centrais Eletricas Brasileiras SA	341,100	2,844	Baidu, Inc. - ADR(Æ)	34,729	5,773
Cia de Saneamento Basico do Estado de			Bank of China, Ltd. Class H	15,379,000	7,321
Sao Paulo(Æ)	210,200	2,520	Bank of Communications Co. , Ltd. Class
Cia de Saneamento Basico do Estado de			H	5,826,000	4,903
Sao Paulo - ADR(Æ)	186,400	2,229	Bank of Hangzhou Co. , Ltd. Class A	680,376	897
Embraer SA	582,100	2,916	Beiging Capital Development Co. , Ltd.
Estacio Participacoes SA	425,300	2,948	Class A	21,200	28
Gerdau SA - ADR(Ñ)	43,700	156	Centre Testing International Group Co. ,
Grendene SA	730,717	1,368	Ltd. Class A	3,877,382	5,738
Itau Unibanco Holding SA - ADR	1,473,242	12,745	CGN Power Co. , Ltd. Class H(Þ)	2,571,000	679
JBS SA	408,100	2,058	China CITIC Bank Corp. , Ltd. Class H	6,998,000	4,489
Localiza Rent a Car SA	176,300	1,628	China Communications Construction Co. ,
Lojas Renner SA	426,900	5,104	Ltd. Class H	1,237,000	1,189
Magazine Luiza SA	73,400	3,580	China Conch Venture Holdings, Ltd.	415,000	1,403
Oi SA(Æ)	577,345	249	China Construction Bank Corp. Class H	35,804,554	31,580
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	784,060	11,372	China Evergrande Group	568,000	1,816
Petroleo Brasileiro SA(Æ)	83,900	641	China Forestry Holdings Co. , Ltd. (Æ)(Š)	871,100	—
Porto Seguro SA	188,465	2,601	China Huishan Dairy Holdings Co. , Ltd.
Rumo SA(Æ)	802,200	3,703	(Æ)(Š)	1,269,000	68
Tim Participacoes SA(Æ)	195,700	583	China International Capital Corp. , Ltd.
Ultrapar Participacoes SA	224,800	1,204	Class H(Þ)	641,200	1,372
Vale SA Class B - ADR	366,900	4,689	China International Travel Service Corp. ,
Vale SA	291,100	3,719	Ltd. Class A	317,250	3,649
		108,370	China Life Insurance Co. , Ltd. Class H	963,000	2,725

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 181

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Longyuan Power Group Corp. ,			Jiangsu Expressway Co. , Ltd. Class H	114,000	162
Ltd. Class H	4,294,057	2,952	Jiangsu Hengrui Medicine Co. , Ltd.
China Merchants Bank Co. , Ltd. Class H	2,925,352	14,501	Class A	341,041	3,328
China Merchants Port Holdings Co. , Ltd.	356,000	719	Kunlun Energy Co. , Ltd.	366,000	387
China Minsheng Banking Corp. , Ltd.			Kweichow Moutai Co. , Ltd. Class A	77,263	11,170
Class H	907,200	681	Lenovo Group, Ltd.	4,728,000	4,384
China National Building Material Co. ,			Longfor Properties Co. , Ltd.	541,000	1,996
Ltd. Class H	4,928,000	4,567	Lonking Holdings, Ltd.	319,000	108
China Oilfield Services, Ltd. Class H	5,457,689	5,850	Luxshare Precision Industry Co. , Ltd.
China Pacific Insurance Group Co. , Ltd.			Class A	725,570	2,815
Class H	710,094	2,912	Momo, Inc. - ADR	33,488	1,174
China Petroleum & Chemical Corp.			NARI Technology Co. , Ltd. Class A	1,242,800	3,676
Class H	3,010,000	2,308	New China Life Insurance Co. , Ltd.
China Railway Construction Corp. , Ltd.			Class H	190,800	1,054
Class H	1,028,500	1,215	New Oriental Education & Technology
China Railway Group, Ltd. Class H	4,057,712	3,199	Group - ADR(Æ)	1,700	162
China Resources Gas Group, Ltd.	863,335	3,999	People's Insurance Co. Group of China,
China Resources Land, Ltd.	758,000	3,291	Ltd. (The) Class H	1,431,000	584
China Resources Pharmaceutical Group,			PetroChina Co. , Ltd. Class H	11,892,000	7,559
Ltd. (Þ)	2,201,200	3,128	PICC Property & Casualty Co. , Ltd.
China Shenhua Energy Co. , Ltd. Class H	2,267,094	5,015	Class H	1,763,000	1,981
China State Construction Engineering			Ping An Bank Co. , Ltd. Class A	1,520,600	3,126
Corp. , Ltd. Class A	502,600	457	Ping An Insurance (Group) Co. of China,
China Telecom Corp. , Ltd. Class H	9,155,300	4,746	Ltd. Class A	115,500	1,476
China Vanke Co. , Ltd. Class H	390,800	1,507	Ping An Insurance Group Co. of China,
Chlitina Holding, Ltd.	52,000	426	Ltd. Class H	2,783,000	33,534
Chongqing Changan Automobile Co. ,			Qudian, Inc. - ADR(Æ)	54,800	386
Ltd. Class B	327,200	171	Real Gold Mining, Ltd. (Æ)(Š)	463,232	—
CIFI Holdings Group Co. , Ltd.	2,608,000	1,735	Risesun Real Estate Development Co. ,
CNHTC Jinan Truck Co. , Ltd. Class A	235,377	659	Ltd. Class A	235,100	361
CNOOC, Ltd.	6,249,000	11,305	Sany Heavy Industry Co. , Ltd. Class A	2,370,098	4,282
CNOOC, Ltd. - ADR(Ñ)	28,488	5,176	Seazen Holdings Co. , Ltd. Class A	265,100	1,559
Country Garden Holdings Co. , Ltd.	1,921,000	3,101	Shanghai International Airport Co. , Ltd.
CRRC Corp. , Ltd.	604,000	527	Class A	447,030	4,687
CSPC Pharmaceutical Group, Ltd.	508,000	976	Shanghai Pharmaceuticals Holding Co. ,
Dashang Co. , Ltd. Class A	195,959	856	Ltd. Class H	1,602,300	3,357
Dongfeng Motor Group Co. , Ltd. Class H	1,228,000	1,189	Shanxi Taigang Stainless Steel Co. , Ltd.
ENN Energy Holdings, Ltd.	217,200	2,053	Class A	1,171,790	791
Fosun International, Ltd.	1,693,000	2,627	SINA Corp. (Æ)	63,800	4,016
Ganfeng Lithium Co. , Ltd. Class H(Æ)(Þ)	548,400	943	Sinopharm Group Co. , Ltd. Class H	194,400	764
Geely Automobile Holdings, Ltd.	1,771,000	3,562	Sinotruk Hong Kong, Ltd.	844,500	1,830
GF Securities Co. , Ltd. Class H	728,200	985	Sunac China Holdings, Ltd.	319,000	1,648
Greentown China Holdings, Ltd.	96,500	88	TAL Education Group - ADR(Æ)	132,530	5,098
Guangzhou Automobile Group Co. , Ltd.			Tencent Holdings, Ltd.	1,289,680	63,895
Class H	1,294,435	1,388	Tianhe Chemicals Group, Ltd. (Æ)(Š)(Þ)	25,778,000	—
Guangzhou R&F Properties Co. , Ltd.	2,446,400	4,865	Times Property Holdings, Ltd.	1,425,000	2,582
Haitong Securities Co. , Ltd. Class H	1,586,400	2,046	Tingyi Cayman Islands Holding Corp.	396,000	653
Hangzhou Tigermed Consulting Co. , Ltd.			Vipshop Holdings, Ltd. - ADR(Æ)	125,102	1,077
Class A	110,932	1,095	Want Want China Holdings, Ltd.	4,818,000	3,813
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	3,223	Weibo Corp. - ADR(Æ)(Ñ)	38,824	2,659
Huafa Industrial Co. , Ltd. Zhuhai Class			Weichai Power Co. , Ltd. Class H	4,274,000	6,990
A	1,427,900	1,798	Weiqiao Textile Co. Class H	80,500	33
Huaxin Cement Co. , Ltd. Class A	754,297	3,025	Wuliangye Yibin Co. , Ltd. Class A	613,598	9,243
Industrial & Commercial Bank of China,			WuXi AppTec Co. , Ltd. Class H(Æ)(Þ)	133,600	1,644
Ltd. Class H	25,057,401	18,825	Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	180,000	1,812
Industrial Bank Co. , Ltd. Class A	1,497,423	4,427	Xiabu Xiabu Catering Management Co. ,
JD. com, Inc. - ADR(Æ)	49,536	1,500	Ltd. (Æ)(Þ)	1,078,886	1,901

See accompanying notes which are an integral part of the financial statements.

182 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Xiamen C&D, Inc. Class A	659,873	943	China Overseas Land & Investment, Ltd.	3,320,000	12,431
Xinjiang Tianshan Cement Co. , Ltd.			China Resources Beer Holdings Co. , Ltd.	180,000	820
Class A	263,200	426	China Resources Cement Holdings, Ltd.	778,000	777
Yum China Holdings, Inc.	117,716	5,596	China Resources Power Holdings Co. ,
YY, Inc. - ADR(Æ)	4,500	381	Ltd.	852,000	1,192
Zijin Mining Group Co. , Ltd. Class H	1,690,000	658	China Taiping Insurance Holdings Co. ,
		514,307	Ltd.	449,200	1,365
			China Unicom Hong Kong, Ltd.	8,756,000	10,357
Czech Republic - 0.1%			CITIC, Ltd.	4,261,000	6,195
Komercni Banka AS	44,308	1,680	Far East Horizon, Ltd.	585,000	650
			Galaxy Entertainment Group, Ltd.	495,000	3,706
Egypt - 1.1%			Guangdong Investment, Ltd.	238,000	446
Cleopatra Hospital(Æ)	13,251,904	5,286	Haier Electronics Group Co. , Ltd.	288,000	825
Commercial International Bank Egypt			Hanergy Thin Film Power Group, Ltd.
SAE	1,015,421	4,517	(Æ)(Š)	1,630,000	1,039
Commercial International Bank Egypt			Link REIT(ö)	122,500	1,427
SAE - GDR	395,788	1,732	Minmetals Resources, Ltd. (Æ)	2,468,000	1,068
Eastern Tobacco	4,954,790	5,243	Poly Property Group Co. , Ltd.	366,000	154
Edita Food Industries SAE - GDR	622,824	3,457	Shimao Property Holdings, Ltd.	1,373,500	4,173
		20,235	WH Group, Ltd. (Þ)	2,412,000	2,864
			Yuexiu Property Co. , Ltd.	1,564,000	363
France - 0.3%					74,156
Airbus Group SE	14,915	2,041
Kering	1,293	765	Hungary - 0.5%
LVMH Moet Hennessy Louis Vuitton			OTP Bank PLC	142,135	6,299
SE - ADR	5,613	2,199	Richter Gedeon Nyrt	95,627	1,892
		5,005			8,191

Georgia - 0.7%			India - 7.3%
Bank of Georgia Group PLC	297,296	6,665	Adani Ports & Special Economic Zone,
Georgia Capital PLC(Æ)	197,938	2,613	Ltd.	331,169	1,870
TBC Bank Group PLC	134,958	2,872	Asian Paints, Ltd.	165,942	3,491
		12,150	Bharat Electronics, Ltd.	1,175,952	1,474
			Bharat Forge, Ltd.	237,276	1,611
Greece - 0.3%			Britannia Industries, Ltd.	30,582	1,274
Alpha Bank AE(Æ)	2,138,204	3,315	Coal India, Ltd.	649,805	2,358
Hellenic Telecommunications			Dabur India, Ltd. Class A	127,458	731
Organization SA	44,963	624	Dish TV India, Ltd.	3,939,160	2,039
Sarantis SA	193,584	1,604	Dr Reddy's Laboratories, Ltd.	19,210	810
		5,543	Federal Bank, Ltd.	1,054,500	1,407
			Fortis Healthcare India, Ltd. (Æ)	1,320,637	2,631
Guernsey - 0.3%			GAIL India, Ltd.	557,500	2,860
VinaCapital Vietnam Opportunity Fund,			Godrej Consumer Products, Ltd.	161,445	1,516
Ltd.	1,361,953	5,923	Havells India, Ltd.	71,311	794
			HCL Technologies, Ltd.	65,747	1,118
Hong Kong - 4.1%			HDFC Bank, Ltd.	223,499	7,450
AIA Group, Ltd.	762,000	7,779	Hindalco Industries, Ltd.	471,589	1,402
ASM Pacific Technology, Ltd.	170,998	1,981	Hindustan Unilever, Ltd.	87,137	2,202
Beijing Enterprises Holdings, Ltd.	226,000	1,204	Housing Development Finance Corp. ,
China Everbright, Ltd.	866,000	1,574	Ltd.	135,754	3,894
China Jinmao Holdings Group, Ltd.	1,656,000	1,069	ICICI Bank, Ltd.	1,659,289	9,696
China Lumena New Materials Corp.			ICICI Bank, Ltd. - ADR	941,074	10,776
(Æ)(Š)	3,024,000	4	Indiabulls Housing Finance Ltd	179,719	1,798
China Metal Recycling Holdings, Ltd.			Indian Oil Corp. , Ltd.	1,205,217	2,738
(Æ)(Š)	335,400	—	Indraprastha Gas, Ltd.	406,839	1,829
China Mobile, Ltd.	1,097,500	10,447	Infosys, Ltd. - ADR	497,507	5,353
China Overseas Grand Oceans Group,			Infosys, Ltd.	158,202	1,701
Ltd.	461,000	246

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 183

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ITC, Ltd.	1,634,177	7,081	Malaysia - 0.5%
JSW Steel, Ltd.	86,586	384	AMMB Holdings BHD	179,500	194
Just Dial, Ltd. (Æ)	40,338	336	CIMB Group Holdings BHD	995,100	1,268
Larsen & Toubro, Ltd.	151,337	2,934	Dayang Enterprise Holdings BHD(Æ)	923,800	315
LIC Housing Finance, Ltd.	353,152	2,523	Genting BHD - ADR	604,100	1,029
Maruti Suzuki India, Ltd.	7,943	761	IJM Corp. BHD	3,956,525	2,242
Nestle India, Ltd.	1,285	202	Malayan Banking BHD	234,000	524
NTPC, Ltd.	906,836	1,748	Nestle Malaysia BHD	18,400	650
Oil & Natural Gas Corp. , Ltd.	726,027	1,767	Resorts World BHD	779,900	600
Oil India, Ltd.	38,138	99	RHB Capital BHD	399,600	576
Page Industries, Ltd.	1,429	474	Tenaga Nasional BHD	475,800	1,414
Power Finance Corp. , Ltd. (Æ)	423,366	704			8,812
Prism Cement, Ltd.	613,836	830
Reliance Industries, Ltd.	527,356	10,560	Mexico - 2.1%
Reliance Infrastructure, Ltd.	231,294	359	Alfa SAB de CV Class A	882,600	892
Rural Electrification Corp. , Ltd.	866,687	1,838	Alpek SAB de CV Class A	656,800	808
State Bank of India(Æ)	622,286	2,774	Alsea SAB de CV(Æ)	664,171	1,485
Sterlite Technologies, Ltd.	166,731	458	America Movil SAB de CV Class L
Tata Consultancy Services, Ltd.	82,483	2,681	- ADR	111,300	1,644
Tata Motors, Ltd. (Æ)	362,965	1,119	Banco Santander SA Class B	577,100	969
Tata Steel, Ltd.	113,994	914	Cemex SAB de CV - ADR(Æ)	426,876	1,964
Tech Mahindra, Ltd.	177,932	2,144	Fibra Uno Administracion SA de CV(ö)	582,500	868
Tejas Networks, Ltd. (Æ)(Þ)	668,035	1,826	Fomento Economico Mexicano SAB de
Titan Co. , Ltd.	134,026	2,232	CV	65,375	638
UltraTech Cement, Ltd.	44,062	2,925	Fomento Economico Mexicano SAB de
United Phosphorus, Ltd.	128,941	1,797	CV - ADR	45,792	4,469
Vedanta, Ltd.	1,226,097	2,941	Genomma Lab Internacional SAB de CV
Wipro, Ltd.	915,122	3,935	Class B(Æ)	1,410,341	1,134
		133,169	Gruma SAB de CV Class B	52,357	523
			Grupo Aeroportuario del Centro Norte
Indonesia - 1.6%			SAB de CV Class B	266,500	1,642
Bank Mandiri Persero Tbk PT	8,307,200	4,505	Grupo Cementos de Chihuahua SAB
Bank Negara Indonesia Persero Tbk PT	2,393,500	1,612	de CV	281,960	1,616
Bank Rakyat Indonesia Persero Tbk PT	42,015,995	12,885	Grupo Financiero Banorte SAB de CV
Gudang Garam Tbk PT	319,100	1,895	Class O	1,325,184	8,376
Indah Kiat Pulp & Paper Corp. Tbk PT	318,100	165	Grupo Financiero Inbursa SAB de CV
Perusahaan Gas Negara Persero Tbk	8,202,087	1,336	Class O	480,400	735
PT Ace Hardware Indonesia Tbk	15,676,100	1,816	Grupo Mexico SAB de CV	152,600	447
Semen Indonesia Persero Tbk PT	4,209,981	3,994	Infraestructura Energetica Nova SAB
Telekomunikasi Indonesia Persero Tbk			de CV	171,200	748
PT	2,325,500	621	Megacable Holdings SAB de CV	380,302	1,675
		28,829	Mexichem SAB de CV	248,000	576
			Wal-Mart de Mexico SAB de CV	2,381,220	6,998
Japan - 0.1%					38,207
Keyence Corp.	1,800	1,122
			Netherlands - 0.2%
Kenya - 0.1%			Royal Dutch Shell PLC Class A	16,928	540
Safaricom PLC	9,036,999	2,515	X5 Retail Group NV - GDR	80,014	2,435
					2,975
Kuwait - 0.6%
National Bank of Kuwait SAKP	3,279,634	10,018	Nigeria - 0.4%
VIVA Kuwait Telecom Co.	662,906	1,746	Dangote Cement PLC	3,056,867	1,525
		11,764	Guaranty Trust Bank PLC	50,140,881	4,588
			Guinness Nigeria PLC	6,573,277	885
Luxembourg - 0.1%					6,998
Reinet Investments SCA	118,720	2,003

See accompanying notes which are an integral part of the financial statements.

184 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pakistan - 0.2%			South Africa - 3.5%
Hascol Petroleum, Ltd.	1,569,975	1,075	Absa Group, Ltd.	160,748	1,846
Lucky Cement, Ltd.	146,480	403	Anglo American Platinum, Ltd.	22,074	1,114
United Bank, Ltd.	1,510,015	1,581	AngloGold Ashanti, Ltd. - ADR	270,520	3,193
		3,059	AVI, Ltd.	261,344	1,680
			Barloworld, Ltd. - ADR	272,790	2,426
Panama - 0.2%			Bidvest Group, Ltd. (The)	231,306	3,513
Copa Holdings SA Class A(Ñ)	47,338	3,941	Clicks Group, Ltd.	211,752	2,895
			Discovery Holdings, Ltd.	122,888	1,238
Peru - 0.3%			Exxaro Resources, Ltd.	109,974	1,257
Credicorp, Ltd.	23,801	5,638	FirstRand, Ltd.	247,537	1,175
			Foschini Group, Ltd. (The)	236,910	3,064
Philippines - 0.5%			Growthpoint Properties, Ltd. (ö)	825,965	1,436
Ayala Land, Inc.	4,161,820	3,914	Kumba Iron Ore, Ltd.	55,178	1,656
BDO Unibank, Inc.	761,920	1,959	MultiChoice Group, Ltd. (Æ)	150,814	1,355
LT Group, Inc.	1,415,100	435	Naspers, Ltd. Class N	63,020	16,098
Metro Pacific Investments Corp.	18,596,172	1,631	Nedbank Group, Ltd.	106,374	1,978
SM Prime Holdings, Inc.	2,076,300	1,652	Redefine Properties, Ltd. (ö)	1,362,450	938
		9,591	Remgro, Ltd.	80,369	1,091
			Reunert, Ltd.	150,582	816
Poland - 0.4%			Sanlam, Ltd.	311,860	1,668
Dino Polska SA(Æ)(Þ)	66,861	2,225	Sasol, Ltd. - ADR	167,769	5,557
KGHM Polska Miedz SA(Æ)	66,152	1,785	Shoprite Holdings, Ltd. - ADR	267,718	3,225
Polskie Gornictwo Naftowe i			Standard Bank Group, Ltd.	227,432	3,163
Gazownictwo SA	210,752	320	Truworths International, Ltd.	116,054	614
Powszechna Kasa Oszczednosci Bank					62,996
Polski SA	182,805	1,878
Tauron Polska Energia SA(Æ)	966,414	439	South Korea - 10.7%
		6,647	AfreecaTV Co. , Ltd.	6,269	343
			Amorepacific Corp.	20,206	3,600
Romania - 0.4%			Celltrion, Inc. (Æ)	4,284	779
Banca Transilvania SA	6,179,000	3,212	CJ O Shopping Co. , Ltd.	3,142	589
Fondul Proprietatea SA	21,000,303	4,847	Coway Co. , Ltd.	24,205	1,819
		8,059	Daelim Industrial Co. , Ltd.	9,102	754
			Dongbu Insurance Co. , Ltd.	12,968	759
Russia - 4.2%			E-MART, Inc.	18,570	2,735
Alrosa OJSC	565,610	825	Fila Korea, Ltd.	41,227	2,910
Gazprom PJSC	1,795,132	4,551	GS Engineering & Construction Corp.	43,903	1,529
Gazprom PJSC - ADR	1,168,504	5,862	Hana Financial Group, Inc.	416,228	13,114
Inter RAO UES PJSC	17,673,000	1,073	Hankook Tire Co. , Ltd.	86,922	2,958
Lukoil PJSC - ADR	235,476	20,043	Hanon Systems	184,495	1,983
Lukoil PJSC	89,031	7,587	Hyundai Engineering & Construction
MMC Norilsk Nickel PJSC - ADR	105,940	2,361	Co. , Ltd.	21,867	982
Novatek OAO	40,949	764	Hyundai Home Shopping Network Corp.	32	3
Polyus PJSC - GDR	32,634	1,284	Hyundai Marine & Fire Insurance Co. ,
Rosneft Oil Co. PJSC	171,250	1,135	Ltd.	16,647	545
Sberbank of Russia PJSC Class T	1,444,909	5,041	Hyundai Mobis Co. , Ltd.	6,114	1,217
Sberbank of Russia PJSC - ADR	817,846	11,757	Hyundai Motor Co.	31,417	3,725
Surgutneftegas OJSC - ADR	130,592	491	Industrial Bank of Korea	162,732	1,971
Tatneft PAO	52,660	617	KB Financial Group, Inc.	244,015	9,652
Tatneft PJSC - ADR	66,073	4,659	Kia Motors Corp.	95,852	3,714
Yandex NV Class A(Æ)	195,828	7,330	Korea Electric Power Corp.	126,821	3,072
		75,380	Korea Kolmar Co. , Ltd.	25,175	1,595
			Korea Zinc Co. , Ltd.	4,625	1,792
Singapore - 0.2%			KT&G Corp.	9,069	792
BOC Aviation, Ltd. (Þ)	494,900	4,262	Kumho Petrochemical Co. , Ltd.	54,610	4,293
			LG Chem, Ltd.	3,335	1,033

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 185

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
LG Display Co. , Ltd.	122,023	2,069	Fubon Financial Holding Co. , Ltd.	2,179,000	3,213
LG Electronics, Inc. Class H	41,563	2,698	Gamania Digital Entertainment Co. , Ltd.	249,000	609
LG Household & Health Care, Ltd.	4,472	5,445	Giant Manufacturing Co. , Ltd.	213,136	1,625
LG Uplus Corp.	123,703	1,514	Globalwafers Co. , Ltd.	4,000	44
Medy-Tox, Inc.	1,613	772	Hon Hai Precision Industry Co. , Ltd.	1,361,516	3,829
Partron Co. , Ltd.	7,823	93	Hotai Motor Co. , Ltd.	15,000	227
POSCO	46,609	10,179	Hua Nan Financial Holdings Co. , Ltd.	1,781,674	1,164
Samsung C&T Corp.	14,373	1,261	Innolux Corp.	1,019,000	326
Samsung Card Co. , Ltd.	44,241	1,405	Inventec Corp.	1,537,000	1,234
Samsung Electronics Co. , Ltd.	1,660,543	65,067	Largan Precision Co. , Ltd.	58,000	8,728
Samsung Fire & Marine Insurance Co. ,			Lite-On Technology Corp.	975,107	1,373
Ltd.	2,822	734	Makalot Industrial Co. , Ltd.	212,000	1,461
Samsung Heavy Industries Co. , Ltd. (Æ)	582,231	4,102	MediaTek, Inc.	263,000	2,515
Samsung SDS Co. , Ltd.	2,640	490	Mega Financial Holding Co. , Ltd.	1,249,000	1,198
Samsung Securities Co. , Ltd.	5,101	156	Nan Ya Plastics Corp.	213,000	538
Shinhan Financial Group Co. , Ltd.	265,258	10,017	Nanya Technology Corp.	411,000	870
SK Holdings Co. , Ltd.	11,743	2,579	Novatek Microelectronics Corp.	344,000	2,243
SK Hynix, Inc.	104,672	7,061	Pegatron Corp.	258,000	487
SK Innovation Co. , Ltd.	9,253	1,444	Pou Chen Corp. Class B	504,000	612
SK Telecom Co. , Ltd.	5,860	1,241	President Chain Store Corp.	114,000	1,063
S-Oil Corp.	25,287	1,997	Realtek Semiconductor Corp.	544,000	3,673
Ssangyong Cement Industrial Co. , Ltd.	308,753	1,524	Sinbon Electronics Co. , Ltd.	579,769	2,046
Woori Financial Group, Inc.	288,270	3,420	Sino-American Silicon Products, Inc. (Æ)	548,000	1,185
		193,526	SinoPac Financial Holdings Co. , Ltd.	3,555,755	1,370
			Taiwan Cement Corp.	535,700	729
Sri Lanka - 0.1%			Taiwan Cooperative Financial Holding
Melstacorp PLC(Æ)	4,787,216	1,005	Co. , Ltd.	2,314,872	1,535
			Taiwan Semiconductor Manufacturing
Switzerland - 0.1%			Co. , Ltd.	1,818,000	15,357
Nestle SA	12,541	1,208	Taiwan Semiconductor Manufacturing
Sika AG	9,575	1,468	Co. , Ltd. - ADR	995,477	43,622
		2,676	Tripod Technology Corp.	906,643	2,902
			Unimicron Technology Corp.	434,000	484
Taiwan - 8.7%			Uni-President Enterprises Corp.	1,925,000	4,581
Accton Technology Corp.	23,000	98	Yageo Corp.	122,000	1,200
Advantech Co. , Ltd.	179,454	1,451	Yuanta Financial Holding Co. , Ltd.	8,169,000	4,727
Airtac International Group	348,000	4,627	Zhen Ding Technology Holding, Ltd.	161,000	576
Arcadyan Technology Corp.	218,000	604			157,034
Asia Cement Corp.	1,163,000	1,573
AU Optronics Corp.	2,434,000	864	Thailand - 1.7%
Catcher Technology Co. , Ltd.	353,000	2,793	Airports of Thailand PCL	1,439,500	3,091
Cathay Financial Holding Co. , Ltd.	1,328,000	1,919	Charoen Pokphand Foods PCL	5,219,800	4,374
Chailease Holding Co. , Ltd.	89,000	378	CP ALL PCL	995,800	2,410
Chang Hwa Commercial Bank, Ltd.	2,325,173	1,393	Kasikornbank PCL	915,000	5,476
China Development Financial Holding			Krung Thai Bank PCL	928,600	550
Corp.	4,274,000	1,376	Polyplex Thailand PCL	1,150,400	1,758
China Life Insurance Co. , Ltd.	1,344,931	1,118	Pruksa Holding PCL	2,475,611	1,458
Compal Electronics, Inc.	1,886,000	1,218	PTT Exploration & Production PCL	601,268	2,516
CTBC Financial Holding Co. , Ltd.	7,381,200	5,054	PTT Global Chemical PCL	652,100	1,404
Delta Electronics, Inc.	839,000	4,412	PTT Public Company, Ltd.	1,425,000	2,177
Eclat Textile Co. , Ltd.	141,000	2,005	Siam Commercial Bank PCL (The)	334,900	1,358
Elite Material Co. , Ltd.	50,000	161	Siam Global House PLC	1,645,770	892
Far Eastern New Century Corp.	1,071,000	1,167	Thai Oil PCL	704,100	1,527
First Financial Holding Co. , Ltd.	2,011,022	1,434	Thanachart Capital PCL	63,600	106
Formosa Chemicals & Fibre Corp.	689,000	2,475	Tisco Financial Group PCL	918,253	2,410
Formosa Plastics Corp.	699,000	2,534			31,507
Foxconn Technology Co. , Ltd.	462,280	1,034

See accompanying notes which are an integral part of the financial statements.

186 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Togo - 0.1%			Preferred Stocks - 1.9%
Ecobank Transnational, Inc. (Æ)	45,591,225	1,321	Brazil - 1.3%
			Banco Bradesco SA(Æ)
Turkey - 1.0%			2.864% (Ÿ)	368,358	3,342
Akbank TAS(Æ)	1,265,519	1,298	Centrais Eletricas Brasileiras SA
BIM Birlesik Magazalar AS	115,005	1,601	4.326% (Ÿ)	123,600	1,092
Emlak Konut Gayrimenkul Yatirim			Cia Brasileira de Distribuicao(Æ)
Ortakligi AS(ö)	2,954,891	748	1.874% (Ÿ)	85,579	2,106
Haci Omer Sabanci Holding AS	364,657	471	Gerdau SA
KOC Holding AS	139,326	378	2.838% (Ÿ)	256,300	925
MLP Saglik Hizmetleri AS(Æ)(Þ)	367,000	733	Gol Linhas Aereas Inteligentes SA(Æ)
TAV Havalimanlari Holding AS	355,121	1,506	0.000% (Ÿ)	191,200	1,111
Tekfen Holding AS	214,989	961	Investimentos Itau SA
Tupras Turkiye Petrol Rafinerileri AS	87,084	1,799	3.666% (Ÿ)	694,546	2,110
Turk Telekomunikasyon AS(Æ)	953,209	681	Itau Unibanco Holding SA
Turkiye Garanti Bankasi AS(Æ)	4,469,837	6,131	4.477% (Ÿ)	537,700	4,639
Turkiye Is Bankasi Class C(Æ)	1,484,054	1,336	Petroleo Brasileiro SA
Turkiye Sise ve Cam Fabrikalari AS	310,003	317	3.737% (Ÿ)	1,005,600	6,952
Vestel Elektronik Sanayi ve Ticaret			Telefonica Brasil SA
AS(Æ)	191,922	386	11.109% (Ÿ)	126,200	1,499
Yapi ve Kredi Bankasi AS(Æ)	1,382,870	481			23,776
		18,827
			Chile - 0.1%
Ukraine - 0.1%			Sociedad Quimica y Minera de Chile SA
Kernel Holding SA	124,369	1,725	Class B
			3.678% (Ÿ)	39,382	1,404
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	1,001,505	2,694	Russia - 0.1%
Aldar Properties PJSC	4,053,280	1,965	Sberbank of Russia
Emirates NBD PJSC	101,542	330	6.037% (Ÿ)	137,900	424
National Bank of Abu Dhabi	514,095	2,239	Surgutneftegas OJSC
		7,228	3.396% (Ÿ)	2,234,038	1,353
					1,777
United Kingdom - 0.2%
Antofagasta PLC	180,601	2,142	South Korea - 0.4%
Diageo PLC	28,519	1,203	Hyundai Motor Co.
Mondi, Ltd.	27,458	604	5.144% (Ÿ)	7,565	553
		3,949	Samsung Electronics Co. , Ltd.
			4.205% (Ÿ)	212,802	6,766
United States - 0.7%					7,319
Estee Lauder Cos. , Inc. (The) Class A	16,930	2,909
MasterCard, Inc. Class A	4,195	1,067	Total Preferred Stocks
Microsoft Corp.	28,353	3,702	(cost $29,544)		34,276
Samsonite International SA(Þ)	547,974	1,576
Visa, Inc. Class A	24,287	3,993
		13,247	Warrants & Rights - 0.5%
			Hong Kong - 0.0%
Vietnam - 0.9%			Haitong Securities Co. , Ltd. (Æ)
FPT Corp.	307,858	654	2019 Rights	56,657	—
Hoa Phat Group JSC	4,470,919	6,472
Military Commercial Joint Stock Bank	2,625,771	2,467	United Kingdom - 0.5%
Mobile World Investment Corp.	2,076,213	7,563	HSBC Bank PLC(Æ)
		17,156	2020 Warrants	671,555	4,817
			2021 Warrants	192,199	3,844

Total Common Stocks			Total Warrants & Rights
(cost $1,391,501)		1,667,592
			(cost $6,926)		8,661

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 187

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Short-Term Investments - 4.4%
United States - 4.4%
U. S. Cash Management Fund(@)	68,941,371	(8)	68,956
United States Treasury Bills
2.441% due 10/10/19 (ž)(§)	8,400		8,310
2.378% due 12/05/19 (ž)(§)	2,500		2,465
			79,731
Total Short-Term Investments
(cost $79,727)			79,731

Other Securities - 1.2%
U. S. Cash Collateral Fund(×)(@)	21,962,899	(8)	21,963
Total Other Securities
(cost $21,963)			21,963

Total Investments 100.0%
(identified cost $1,529,661)			1,812,223

Other Assets and Liabilities, Net
-(0.0%)			(837)
Net Assets - 100.0%			1,811,386

See accompanying notes which are an integral part of the financial statements.

188 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.6%
Ascletis Pharma, Inc.	03/19/19	HKD	483,000	0.92	443	412
BAIC Motor Corp. , Ltd.	02/28/19	HKD	922,000	0.63	584	645
BOC Aviation, Ltd.	11/14/18	HKD	494,900	7.99	3,953	4,262
CGN Power Co. , Ltd.	03/19/19	HKD	2,571,000	0.29	744	679
China International Capital Corp. , Ltd.	03/19/19	HKD	641,200	2.33	1,495	1,372
China Resources Pharmaceutical Group, Ltd.	06/28/17	HKD	2,201,200	1.23	2,705	3,128
Dino Polska SA	04/17/19	PLN	66,861	32.50	2,172	2,225
Ganfeng Lithium Co. , Ltd.	11/14/18	HKD	548,400	1.90	1,041	943
Hua Hong Semiconductor, Ltd.	01/27/15	HKD	1,361,000	1.15	1,570	3,223
MLP Saglik Hizmetleri AS	02/07/18	TRY	367,000	4.99	1,833	733
Samsonite International SA	03/02/16	HKD	547,974	3.06	1,674	1,576
Tejas Networks, Ltd.	09/05/18	INR	668,035	4.05	2,702	1,826
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	—	5,886	—
WH Group, Ltd.	09/22/15	HKD	2,412,000	0.63	1,512	2,864
WuXi AppTec Co. , Ltd.	02/20/19	HKD	133,600	10.94	1,462	1,644
Wuxi Biologics (Cayman), Inc.	03/21/18	HKD	180,000	10.02	1,803	1,812
Xiabu Xiabu Catering Management Co. , Ltd.	01/24/19	HKD	1,078,886	1.46	1,573	1,901
						29,245
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 189

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	494	TRY	6,016	06/19	3
FTSE/JSE TOP 40 Index Futures	172	ZAR	90,534	06/19	61
Hang Seng Index Futures	57	HKD	83,984	05/19	(30)
HSCEI Index Futures	149	HKD	85,444	05/19	(123)
KOSPI2 Index Futures	622	KRW	44,379,700	06/19	745
Mexican Bolsa Index Futures	110	MXN	49,161	06/19	83
MSCI China Free Index Futures	203	USD	9,064	06/19	219
MSCI Emerging Markets Index Futures	337	USD	18,201	06/19	47
MSCI Taiwan Index Futures	745	USD	30,448	05/19	(192)
SGX NIFTY 50 Index Futures	444	USD	10,460	05/19	(21)
Short Positions
MSCI Emerging Markets Index Futures	1,025	USD	55,360	06/19	(1,745)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(953)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	762	TRY	4,393	06/19/19	(47)
Bank of Montreal	USD	4,109	HKD	32,188	06/19/19	(3)
Bank of Montreal	USD	616	MXN	12,062	06/19/19	15
Bank of Montreal	USD	1,376	ZAR	19,947	06/19/19	11
Bank of Montreal	USD	9,962	ZAR	144,400	06/19/19	76
BNP Paribas	USD	9,934	ZAR	144,400	06/19/19	105
Brown Brothers Harriman	USD	10,848	HKD	85,000	06/19/19	(5)
Brown Brothers Harriman	USD	1,145	MXN	22,000	06/19/19	7
Brown Brothers Harriman	USD	543	TRY	3,300	06/19/19	(6)
Brown Brothers Harriman	USD	2,737	ZAR	40,000	06/19/19	44
Brown Brothers Harriman	USD	3,442	ZAR	50,000	06/19/19	33
Brown Brothers Harriman	HKD	5,000	USD	639	06/19/19	1
Brown Brothers Harriman	HKD	6,500	USD	830	06/19/19	1
Brown Brothers Harriman	HKD	8,000	USD	1,022	06/19/19	1
Brown Brothers Harriman	HKD	10,000	USD	1,277	06/19/19	1
Brown Brothers Harriman	HKD	10,000	USD	1,276	06/19/19	—
Brown Brothers Harriman	HKD	10,000	USD	1,277	06/19/19	1
Brown Brothers Harriman	HKD	15,000	USD	1,916	06/19/19	3
Brown Brothers Harriman	HKD	18,000	USD	2,298	06/19/19	1
Brown Brothers Harriman	MXN	1,653	USD	87	05/02/19	—
Brown Brothers Harriman	MXN	3,074	USD	162	05/03/19	—
Brown Brothers Harriman	MXN	2,000	USD	105	06/19/19	—
Brown Brothers Harriman	MXN	2,000	USD	103	06/19/19	(1)
Brown Brothers Harriman	MXN	2,000	USD	103	06/19/19	(1)
Brown Brothers Harriman	MXN	2,500	USD	131	06/19/19	—
Brown Brothers Harriman	MXN	3,000	USD	157	06/19/19	—
Brown Brothers Harriman	MXN	3,000	USD	153	06/19/19	(4)
Brown Brothers Harriman	MXN	5,000	USD	262	06/19/19	—
Brown Brothers Harriman	MXN	5,000	USD	258	06/19/19	(3)

See accompanying notes which are an integral part of the financial statements.

190 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	MXN	5,000	USD	259	06/19/19	(3)
Brown Brothers Harriman	TRY	275	USD	45	06/19/19	1
Brown Brothers Harriman	TRY	450	USD	78	06/19/19	5
Brown Brothers Harriman	TRY	600	USD	98	06/19/19	—
Brown Brothers Harriman	TRY	600	USD	100	06/19/19	2
Brown Brothers Harriman	TRY	800	USD	139	06/19/19	9
Brown Brothers Harriman	ZAR	3,500	USD	247	06/19/19	4
Brown Brothers Harriman	ZAR	5,000	USD	342	06/19/19	(5)
Brown Brothers Harriman	ZAR	5,000	USD	352	06/19/19	5
Brown Brothers Harriman	ZAR	6,000	USD	412	06/19/19	(5)
Brown Brothers Harriman	ZAR	8,000	USD	562	06/19/19	6
Brown Brothers Harriman	ZAR	8,000	USD	553	06/19/19	(3)
Brown Brothers Harriman	ZAR	10,000	USD	696	06/19/19	—
Brown Brothers Harriman	ZAR	10,000	USD	691	06/19/19	(4)
Citigroup	USD	6,641	BRL	26,040	05/03/19	—
Citigroup	USD	4,108	HKD	32,188	06/19/19	(2)
Citigroup	USD	616	MXN	12,062	06/19/19	15
Citigroup	USD	1,377	ZAR	19,947	06/19/19	9
Citigroup	USD	9,971	ZAR	144,400	06/19/19	68
Citigroup	BRL	26,040	USD	6,600	05/03/19	(41)
Citigroup	INR	83,000	USD	1,179	06/19/19	(5)
Commonwealth Bank of Australia	USD	4,109	HKD	32,188	06/19/19	(3)
Commonwealth Bank of Australia	USD	616	MXN	12,062	06/19/19	16
Commonwealth Bank of Australia	USD	1,377	ZAR	19,947	06/19/19	10
Commonwealth Bank of Australia	USD	9,966	ZAR	144,400	06/19/19	71
Goldman Sachs	HKD	10,000	USD	1,277	06/19/19	1
Goldman Sachs	ZAR	2,000	USD	136	06/19/19	(3)
Royal Bank of Canada	USD	4,108	HKD	32,188	06/19/19	(2)
Royal Bank of Canada	USD	9,068	HKD	71,000	06/19/19	(11)
Royal Bank of Canada	USD	617	MXN	12,062	06/19/19	15
Royal Bank of Canada	USD	1,141	MXN	22,000	06/19/19	11
Royal Bank of Canada	USD	538	TRY	3,100	06/19/19	(34)
Royal Bank of Canada	USD	1,378	ZAR	19,947	06/19/19	9
Royal Bank of Canada	USD	2,562	ZAR	37,500	06/19/19	44
Royal Bank of Canada	USD	9,972	ZAR	144,400	06/19/19	65
Royal Bank of Canada	HKD	17,000	USD	2,169	06/19/19	1
Royal Bank of Canada	MXN	2,500	USD	132	06/19/19	1
Royal Bank of Canada	TRY	325	USD	54	06/19/19	2
Royal Bank of Canada	ZAR	4,750	USD	337	06/19/19	7
State Street	USD	149	BRL	585	05/02/19	—
State Street	USD	93	BRL	364	05/03/19	—
State Street	USD	253	BRL	1,000	05/03/19	2
State Street	USD	459	BRL	1,800	05/03/19	—
State Street	USD	507	BRL	2,000	05/03/19	3
State Street	USD	507	BRL	2,000	05/03/19	3
State Street	USD	507	BRL	2,000	05/03/19	3
State Street	USD	507	BRL	2,000	05/03/19	3
State Street	USD	634	BRL	2,500	05/03/19	4
State Street	USD	634	BRL	2,500	05/03/19	4
State Street	USD	3,010	BRL	12,000	05/03/19	51
State Street	USD	6,550	BRL	25,840	05/03/19	40
State Street	USD	6,458	BRL	25,840	06/04/19	116

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 191

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,915	HKD	15,000	06/19/19	(2)
State Street	USD	570	INR	40,000	06/19/19	—
State Street	USD	3,941	INR	275,000	06/19/19	(17)
State Street	USD	5,658	INR	400,000	06/19/19	48
State Street	USD	7,902	INR	558,000	06/19/19	59
State Street	USD	128	KRW	149,012	05/02/19	(1)
State Street	USD	140	KRW	162,352	05/02/19	(1)
State Street	USD	969	KRW	1,100,000	06/19/19	(23)
State Street	USD	5,321	KRW	6,000,000	06/19/19	(160)
State Street	USD	6,495	KRW	7,500,000	06/19/19	(44)
State Street	USD	6,888	KRW	7,770,000	06/19/19	(205)
State Street	USD	22,029	KRW	24,850,000	06/19/19	(655)
State Street	USD	99	TRY	588	05/02/19	—
State Street	USD	390	ZAR	5,584	05/02/19	—
State Street	USD	83	ZAR	1,183	05/03/19	—
State Street	USD	343	ZAR	5,000	06/19/19	4
State Street	AED	547	USD	149	05/01/19	—
State Street	BRL	355	USD	90	05/02/19	(1)
State Street	BRL	2,841	USD	718	05/02/19	(6)
State Street	BRL	1,000	USD	254	05/03/19	(1)
State Street	BRL	1,800	USD	456	05/03/19	(3)
State Street	BRL	2,000	USD	504	05/03/19	(6)
State Street	BRL	2,000	USD	517	05/03/19	7
State Street	BRL	2,000	USD	518	05/03/19	8
State Street	BRL	2,000	USD	518	05/03/19	8
State Street	BRL	2,500	USD	637	05/03/19	(1)
State Street	BRL	2,500	USD	644	05/03/19	6
State Street	BRL	12,000	USD	3,042	05/03/19	(19)
State Street	BRL	25,840	USD	6,474	05/03/19	(116)
State Street	BRL	1,500	USD	380	06/04/19	(1)
State Street	HKD	5,351	USD	682	05/02/19	—
State Street	HKD	10,000	USD	1,276	06/19/19	1
State Street	HKD	10,000	USD	1,277	06/19/19	1
State Street	INR	25,000	USD	357	06/19/19	1
State Street	INR	35,000	USD	499	06/19/19	—
State Street	INR	35,000	USD	500	06/19/19	—
State Street	INR	40,000	USD	571	06/19/19	1
State Street	INR	40,000	USD	572	06/19/19	2
State Street	INR	45,000	USD	642	06/19/19	—
State Street	INR	55,000	USD	786	06/19/19	2
State Street	INR	80,000	USD	1,147	06/19/19	6
State Street	INR	100,000	USD	1,420	06/19/19	(7)
State Street	KRW	500,000	USD	443	06/19/19	13
State Street	KRW	650,000	USD	574	06/19/19	15
State Street	KRW	750,000	USD	661	06/19/19	16
State Street	KRW	750,000	USD	663	06/19/19	18
State Street	KRW	750,000	USD	659	06/19/19	14
State Street	KRW	800,000	USD	706	06/19/19	18
State Street	KRW	1,000,000	USD	864	06/19/19	4
State Street	KRW	1,000,000	USD	863	06/19/19	3
State Street	KRW	1,000,000	USD	881	06/19/19	21
State Street	KRW	1,250,000	USD	1,105	06/19/19	29

See accompanying notes which are an integral part of the financial statements.

192 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	KRW	1,500,000	USD	1,314	06/19/19	24
State Street	KRW	2,000,000	USD	1,770	06/19/19	50
State Street	MXN	3,250	USD	168	06/19/19	(2)
State Street	MXN	6,000	USD	309	06/19/19	(5)
State Street	NGN	53,092	USD	147	05/02/19	—
State Street	PHP	1,569	USD	30	05/02/19	—
State Street	THB	870	USD	27	05/02/19	—
State Street	TRY	1,800	USD	305	06/19/19	12
State Street	ZAR	1,417	USD	99	05/02/19	(1)
State Street	ZAR	6,500	USD	457	06/19/19	5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(166)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
			Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL 25,576	Reference Entity(4)	12/31/19	—	208	208
Total Open Total Return Swap Contracts (å)					—	208	208

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$17,391	$—	$—	$—	$17,391	1.0
Bangladesh	—	13,630	—	—	13,630	0.7
Brazil	108,370	—	—	—	108,370	6.0
Cambodia	—	4,840	—	—	4,840	0.3
Canada	2,734	—	—	—	2,734	0.1
Chile	8,269	—	—	—	8,269	0.5
China	81,810	432,429	68	—	514,307	28.4
Czech Republic	—	1,680	—	—	1,680	0.1
Egypt	3,457	16,778	—	—	20,235	1.1
France	—	5,005	—	—	5,005	0.3
Georgia	—	12,150	—	—	12,150	0.7

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 193

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Greece	—	5,543	—	—	5,543	0.3
Guernsey	—	5,923	—	—	5,923	0.3
Hong Kong	—	73,113	1,043	—	74,156	4.1
Hungary	—	8,191	—	—	8,191	0.5
India	16,228	116,941	—	—	133,169	7.3
Indonesia	—	28,829	—	—	28,829	1.6
Japan	—	1,122	—	—	1,122	0.1
Kenya	—	2,515	—	—	2,515	0.1
Kuwait	—	11,764	—	—	11,764	0.6
Luxembourg	—	2,003	—	—	2,003	0.1
Malaysia	—	8,812	—	—	8,812	0.5
Mexico	38,207	—	—	—	38,207	2.1
Netherlands	—	2,975	—	—	2,975	0.2
Nigeria	—	6,998	—	—	6,998	0.4
Pakistan	—	3,059	—	—	3,059	0.2
Panama	3,941	—	—	—	3,941	0.2
Peru	5,638	—	—	—	5,638	0.3
Philippines	—	9,591	—	—	9,591	0.5
Poland	—	6,647	—	—	6,647	0.4
Romania	—	8,059	—	—	8,059	0.4
Russia	11,069	64,311	—	—	75,380	4.2
Singapore	—	4,262	—	—	4,262	0.2
South Africa	4,548	58,448	—	—	62,996	3.5
South Korea	—	193,526	—	—	193,526	10.7
Sri Lanka	—	1,005	—	—	1,005	0.1
Switzerland	—	2,676	—	—	2,676	0.1
Taiwan	43,622	113,412	—	—	157,034	8.7
Thailand	—	31,507	—	—	31,507	1.7
Togo	—	1,321	—	—	1,321	0.1
Turkey	—	18,827	—	—	18,827	1.0
Ukraine	—	1,725	—	—	1,725	0.1
United Arab Emirates	—	7,228	—	—	7,228	0.4
United Kingdom	—	3,949	—	—	3,949	0.2
United States	11,671	1,576	—	—	13,247	0.7
Vietnam	—	17,156	—	—	17,156	0.9
Preferred Stocks	25,180	9,096	—	—	34,276	1.9
Warrants & Rights	—	8,661	—	—	8,661	0.5
Short-Term Investments	—	10,775	—	68,956	79,731	4.4
Other Securities	—	—	—	21,963	21,963	1.2
Total Investments	382,135	1,338,058	1,111	90,919	1,812,223	100.0

See accompanying notes which are an integral part of the financial statements.

194 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Assets and Liabilities, Net						(—)*
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,158	—	—	—	1,158	0.1
Foreign Currency Exchange Contracts	64	1,238	—	—	1,302	0.1
Total Return Swap Contracts	—	208	—	—	208	— *

Liabilities
Futures Contracts	(2,111)	—	—	—	(2,111)	(0.1)
Foreign Currency Exchange Contracts	(31)	(1,437)	—	—	(1,468)	(0.1)
Total Other Financial Instruments**	$(920)	$9	$—	$—	$(911)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Industry Exposure	$
Consumer Discretionary	189,600
Consumer Staples	90,676
Energy	149,605
Financial Services	569,043
Health Care	41,933
Materials and Processing	128,357
Other Securities	21,963
Producer Durables	104,322
Short-Term Investments	79,731
Technology	360,017
Utilities	68,315
Warrants and Rights	8,661
Total Investments	1,812,223

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 195

Russell Investment Company
Emerging Markets Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$1,302
Variation margin on futures contracts*		1,158	—
Total return swap contracts, at fair value		208	—
Total		$1,366	$1,302

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$2,111	$—
Unrealized depreciation on foreign currency exchange contracts		—	1,468
Total		$2,111	$1,468
			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$6,835	$—
Total return swap contracts		279	—
Foreign currency exchange contracts		—	5,812
Total		$7,114	$5,812

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$338	$—
Total return swap contracts		86	—
Foreign currency exchange contracts		—	(3,350)
Total		$424	$(3,350)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

196 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$21,468	$—	$21,468
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,302	—	1,302
Total Return Swap Contracts	Total return swap contracts, at fair value	208	—	208
Total Financial and Derivative Assets		22,978	—	22,978
Financial and Derivative Assets not subject to a netting agreement		(64)	—	(64)
Total Financial and Derivative Assets subject to a netting agreement		$22,914	$—	$22,914

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$102	$3	$—	$99
Barclays	5,308	—	5,308	—
BNP Paribas	105	—	—	105
Brown Brothers Harriman	126	41	—	85
Citigroup	7,916	48	7,826	42
Commonwealth Bank of Australia	98	3	—	95
Goldman Sachs	209	3	150	56
HSBC	3,229	—	3,229	—
Merrill Lynch	51	—	51	—
Morgan Stanley	5,054	—	5,054	—
Royal Bank of Canada	155	47	—	108
State Street	561	561	—	—
Total	$22,914	$706	$21,618	$590

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 197

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,468	$—	$1,468
Total Financial and Derivative Liabilities		1,468	—	1,468
Financial and Derivative Liabilities not subject to a netting agreement		(33)	—	(33)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,435	$—	$1,435

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$47	$—	$—	$47
Bank of Montreal	3	3	—	—
Brown Brothers Harriman	41	41	—	—
Citigroup	48	48	—	—
Commonwealth Bank of Australia	3	3	—	—
Goldman Sachs	3	3	—	—
Royal Bank of Canada	47	47	—	—
State Street	1,243	561	570	112
Total	$1,435	$706	$570	$159

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

198 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,529,661
Investments, at fair value(*)(>)	1,812,223
Cash	164
Foreign currency holdings(^)	6,779
Unrealized appreciation on foreign currency exchange contracts	1,302
Receivables:
Dividends and interest	3,434
Dividends from affiliated funds	90
Investments sold	5,137
Fund shares sold	1,210
Foreign capital gains taxes recoverable	24
From broker(a)(b)	7,327
Variation margin on futures contracts	7,720
Prepaid expenses	7
Total return swap contracts, at fair value(8)	208
Total assets	1,845,625

Liabilities
Payables:
Due to broker (c) .	150
Investments purchased	4,474
Fund shares redeemed	1,809
Accrued fees to affiliates	1,853
Other accrued expenses	516
Variation margin on futures contracts	942
Deferred capital gains tax liability	1,064
Unrealized depreciation on foreign currency exchange contracts	1,468
Payable upon return of securities loaned	21,963
Total liabilities	34,239

Net Assets	$1,811,386

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 199

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$243,727
Shares of beneficial interest	962
Additional paid-in capital	1,566,697
Net Assets	$1,811,386

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$19.85
Class A — Net assets	$16,088,986
Class A — Shares outstanding ($. 01 par value)	860,126
Net asset value per share: Class C(#)	$17.36
Class C — Net assets	$11,793,020
Class C — Shares outstanding ($. 01 par value)	679,194
Net asset value per share: Class E(#)	$18.83
Class E — Net assets	$3,794,014
Class E — Shares outstanding ($. 01 par value)	201,494
Net asset value per share: Class M(#)	$18.82
Class M — Net assets	$76,970,081
Class M — Shares outstanding ($. 01 par value)	4,090,036
Net asset value per share: Class R6(#)	$18.87
Class R6 — Net assets	$1,305,576
Class R6 — Shares outstanding ($. 01 par value)	69,194
Net asset value per share: Class S(#)	$18.84
Class S — Net assets	$1,366,782,456
Class S — Shares outstanding ($. 01 par value)	72,557,963
Net asset value per share: Class Y(#)	$18.85
Class Y — Net assets	$334,651,496
Class Y — Shares outstanding ($. 01 par value)	17,750,219
Amounts in thousands
(^) Foreign currency holdings - cost	$6,774
(*) Securities on loan included in investments	$21,468
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$90,919
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$6,757
(b) Receivable from Broker for Forwards	$570
(c) Due to Broker for Swaps	$150
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

200 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$16,438
Dividends from affiliated funds	556
Interest	134
Securities lending income (net)	80
Less foreign taxes withheld	(2,019)
Total investment income	15,189

Expenses
Advisory fees	10,579
Administrative fees	449
Custodian fees	880
Distribution fees - Class A	20
Distribution fees - Class C	45
Transfer agent fees - Class A	15
Transfer agent fees - Class C	11
Transfer agent fees - Class E	4
Transfer agent fees - Class M	47
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,362
Transfer agent fees - Class Y	7
Professional fees	124
Registration fees	73
Shareholder servicing fees - Class C	15
Shareholder servicing fees - Class E	5
Trustees’ fees	39
Printing fees	141
Miscellaneous	24
Expenses before reductions	13,840
Expense reductions	(945)
Net expenses	12,895
Net investment income (loss)	2,294

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	8,410
Investments in affiliated funds	10
Futures contracts	6,835
Foreign currency exchange contracts	5,812
Total return swap contracts	279
Foreign currency-related transactions	945
Net realized gain (loss)	22,291
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	175,919
Investments in affiliated funds	4
Futures contracts	338
Foreign currency exchange contracts	(3,350)
Total return swap contracts	86
Foreign currency-related transactions	665
Net change in unrealized appreciation (depreciation)	173,662
Net realized and unrealized gain (loss)	195,953

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 201

Russell Investment Company
Emerging Markets Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$198,247

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

202 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,294	$27,292
Net realized gain (loss)	22,291	105,528
Net change in unrealized appreciation (depreciation)	173,662	(456,361)
Net increase (decrease) in net assets from operations	198,247	(323,541)
Distributions
To shareholders
Class A	(635)	(189)
Class C	(413)	(34)
Class E	(141)	(40)
Class M	(1,686)	(607)
Class R6	(56)	(54)
Class S	(62,808)	(22,058)
Class Y	(15,337)	(5,533)
Net decrease in net assets from distributions	(81,076)	(28,515)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(250,313)	(224,359)
Total Net Increase (Decrease) in Net Assets	(133,142)	(576,415)
Net Assets
Beginning of period	1,944,528	2,520,943
End of period	$1,811,386	$1,944,528

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 203

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	42	$768	194	$3,892
Proceeds from reinvestment of distributions	38	630	9	187
Payments for shares redeemed	(165)	(2,942)	(269)	(5,417)
Net increase (decrease)	(85)	(1,544)	(66)	(1,338)
Class C
Proceeds from shares sold	18	294	97	1,931
Proceeds from reinvestment of distributions	27	412	2	34
Payments for shares redeemed	(109)	(1,796)	(261)	(4,962)
Net increase (decrease)	(64)	(1,090)	(162)	(2,997)
Class E
Proceeds from shares sold	23	420	122	2,628
Proceeds from reinvestment of distributions	8	137	2	39
Payments for shares redeemed	(38)	(682)	(183)	(3,808)
Net increase (decrease)	(7)	(125)	(59)	(1,141)
Class M
Proceeds from shares sold	2,180	40,198	1,040	21,636
Proceeds from reinvestment of distributions	101	1,686	29	607
Payments for shares redeemed	(345)	(6,259)	(1,001)	(20,468)
Net increase (decrease)	1,936	35,625	68	1,775
Class R6
Proceeds from shares sold	15	278	29	623
Proceeds from reinvestment of distributions	4	56	3	54
Payments for shares redeemed	(19)	(355)	(165)	(3,203)
Net increase (decrease)	(—)**	(21)	(133)	(2,526)
Class S
Proceeds from shares sold	4,575	82,604	14,328	296,194
Proceeds from reinvestment of distributions	3,721	62,324	1,059	21,971
Payments for shares redeemed	(22,119)	(398,463)	(24,499)	(497,282)
Net increase (decrease)	(13,823)	(253,535)	(9,112)	(179,117)
Class Y
Proceeds from shares sold	249	4,551	1,282	26,643
Proceeds from reinvestment of distributions	916	15,337	267	5,533
Payments for shares redeemed	(2,725)	(49,511)	(3,241)	(71,191)
Net increase (decrease)	(1,560)	(29,623)	(1,692)	(39,015)
Total increase (decrease)	(13,603)	$(250,313)	(11,156)	$(224,359)

**      Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

204 Emerging Markets Fund

(This page intentionally left blank)

Russell Investment Company
Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	17.56	—(f)	1.87	1.87	(. 25)	(. 47)
October 31, 2018	20.68	. 17	(3.10)	(2.93)	(. 19)	—
October 31, 2017	16.51	. 13	4.17	4.30	(. 13)	—
October 31, 2016	15.09	. 11	1.31	1.42	—	—
October 31, 2015	18.50	. 10	(3.03)	(2.93)	(. 22)	(. 26)
October 31, 2014	18.96	. 13	. 04	. 17	(. 08)	(. 55)

Class C
April 30, 2019*	16.26	(. 06)	1.72	1.66	(. 09)	(. 47)
October 31, 2018	19.15	. 02	(2.87)	(2.85)	(. 04)	—
October 31, 2017	15.30	(. 01)	3.88	3.87	(. 02)	—
October 31, 2016	14.09	—(f)	1.21	1.21	—	—
October 31, 2015	17.29	(. 02)	(2.83)	(2.85)	(. 09)	(. 26)
October 31, 2014	17.81	(. 01)	. 04	. 03	—	(. 55)

Class E
April 30, 2019*	17.66	—(f)	1.87	1.87	(. 23)	(. 47)
October 31, 2018	20.75	. 18	(3.12)	(2.94)	(. 15)	—
October 31, 2017	16.57	(. 01)	4.32	4.31	(. 13)	—
October 31, 2016	15.14	. 11	1.32	1.43	—	—
October 31, 2015	18.56	. 11	(3.05)	(2.94)	(. 22)	(. 26)
October 31, 2014	19.01	. 15	. 03	. 18	(. 08)	(. 55)

Class M
April 30, 2019*	17.71	. 04	1.86	1.90	(. 32)	(. 47)
October 31, 2018	20.86	. 25	(3.14)	(2.89)	(. 26)	—
October 31, 2017(9)	17.92	. 04	2.90	2.94	—	—

Class R6
April 30, 2019*	17.75	. 04	1.88	1.92	(. 33)	(. 47)
October 31, 2018	20.89	. 29	(3.17)	(2.88)	(. 26)	—
October 31, 2017	16.68	. 29	4.12	4.41	(. 20)	—
October 31, 2016(5)	13.39	. 16	3.13	3.29	—	—

Class S
April 30, 2019*	17.71	. 02	1.88	1.90	(. 30)	(. 47)
October 31, 2018	20.85	. 23	(3.14)	(2.91)	(. 23)	—
October 31, 2017	16.65	. 18	4.19	4.37	(. 17)	—
October 31, 2016	15.20	. 15	1.32	1.47	(. 02)	—
October 31, 2015	18.63	. 15	(3.05)	(2.90)	(. 27)	(. 26)
October 31, 2014	19.09	. 19	. 03	. 22	(. 13)	(. 55)

Class Y
April 30, 2019*	17.75	. 04	1.87	1.91	(. 34)	(. 47)
October 31, 2018	20.89	. 26	(3.13)	(2.87)	(. 27)	—
October 31, 2017	16.68	. 20	4.21	4.41	(. 20)	—
October 31, 2016	15.24	. 18	1.31	1.49	(. 05)	—
October 31, 2015	18.68	. 18	(3.06)	(2.88)	(. 30)	(. 26)
October 31, 2014	19.14	. 22	. 03	. 25	(. 16)	(. 55)

See accompanying notes which are an integral part of the financial statements.

206 Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 72)	18.71	11.13	16,089	1.76	1.66	(. 02)	41
(. 19)	17.56	(14.31)	16,590	1.76	1.68	. 85	65
(. 13)	20.68	26.30	20,888	1.76	1.71	. 71	50
—	16.51	9.41	17,353	1.78	1.76	. 75	68
(. 48)	15.09	(16.11)	16,963	1.77	1.77	. 62	71
(. 63)	18.50	1.04	22,378	1.76	1.76	. 72	67

(. 56)	17.36	10.65	11,793	2.51	2.41	(. 77)	41
(. 04)	16.26	(14.92)	12,089	2.50	2.43	. 11	65
(. 02)	19.15	25.31	17,349	2.51	2.46	(. 04)	50
—	15.30	8.59	17,641	2.53	2.51	(. 03)	68
(. 35)	14.09	(16.70)	20,415	2.52	2.52	(. 15)	71
(. 55)	17.29	. 26	28,601	2.51	2.51	(. 05)	67

(. 70)	18.83	11.10	3,794	1.76	1.66	(. 01)	41
(. 15)	17.66	(14.28)	3,681	1.76	1.68	. 85	65
(. 13)	20.75	26.25	5,549	1.76	1.71	(. 03)	50
—	16.57	9.45	34,786	1.78	1.76	. 75	68
(. 48)	15.14	(16.12)	37,874	1.77	1.77	. 64	71
(. 63)	18.56	1.09	49,652	1.76	1.76	. 80	67

(. 79)	18.82	11.31	76,970	1.53	1.32	. 43	41
(. 26)	17.71	(14.02)	38,157	1.50	1.33	1.23	65
—	20.86	16.41	43,506	1.50	1.35	. 33	50

(. 80)	18.87	11.36	1,306	1.37	1.27	. 40	41
(. 26)	17.75	(13.95)	1,239	1.35	1.28	1.40	65
(. 20)	20.89	26.82	4,231	1.35	1.30	1.48	50
—	16.68	24.57	240	1.39	1.34	1.48	68

(. 77)	18.84	11.27	1,366,782	1.51	1.41	. 22	41
(. 23)	17.71	(14.11)	1,529,970	1.50	1.43	1.11	65
(. 17)	20.85	26.58	1,990,644	1.51	1.46	. 97	50
(. 02)	16.65	9.68	1,709,494	1.53	1.51	. 99	68
(. 53)	15.20	(15.86)	1,760,569	1.52	1.52	. 87	71
(. 68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67

(. 81)	18.85	11.33	334,652	1.33	1.24	. 40	41
(. 27)	17.75	(13.94)	342,802	1.31	1.25	1.27	65
(. 20)	20.89	26.84	438,776	1.31	1.27	1.12	50
(. 05)	16.68	9.86	499,476	1.33	1.31	1.20	68
(. 56)	15.24	(15.70)	512,073	1.32	1.32	1.04	71
(. 71)	18.68	1.50	651,728	1.31	1.31	1.16	67

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 207

Russell Investment Company
Emerging Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,536,691
Administration fees	73,559
Distribution fees	10,762
Shareholder servicing fees	3,264
Transfer agent fees	218,594
Trustee fees	9,722
$1,852,592

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$21,482	$128,735	$128,254	$—	$—	$21,963	$315	$—
U. S. Cash Management Fund	34,366	716,688	682,112	10	4	68,956	556	—
	$55,848	$845,423	$810,366	$10	$4	$90,919	$871	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,573,818,992
Unrealized Appreciation	$307,962,533
Unrealized Depreciation	(70,460,805)
Net Unrealized Appreciation (Depreciation)	$237,501,728

See accompanying notes which are an integral part of the financial statements.

208 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,089.60	$1,019.04
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.01	$5.81

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,085.60	$1,015.32
	Expenses Paid During Period*	$9.88	$9.54
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.91%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,089.40	$1,019.04
of other funds.	Expenses Paid During Period*	$6.01	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Large Cap Fund 209

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,091.10	$1,020.78
Expenses Paid During Period*	$4.20	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,090.70	$1,020.28
Expenses Paid During Period*	$4.72	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

210 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.9%			Yum China Holdings, Inc.	29,534	1,404
Consumer Discretionary - 15.6%			Yum! Brands, Inc.	242,062	25,269
Advance Auto Parts, Inc.	9,135	1,519
Amazon. com, Inc. (Æ)	41,908	80,736			523,152
AutoZone, Inc. (Æ)	3,054	3,140
Best Buy Co. , Inc.	44,114	3,283	Consumer Staples - 3.8%
			Altria Group, Inc.	58,287	3,167
CarMax, Inc. (Æ)	118,335	9,214	Archer-Daniels-Midland Co.	26,319	1,174
Carnival Corp.	7,494	411	Coca-Cola Co. (The)	199,028	9,764
CBS Corp. Class B	23,776	1,219	Colgate-Palmolive Co.	61,225	4,457
Charter Communications, Inc. Class A(Æ)	15,373	5,706	Constellation Brands, Inc. Class A	18,440	3,903
Comcast Corp. Class A	424,525	18,480	CVS Health Corp.	327,222	17,794
Costco Wholesale Corp.	14,398	3,535	Hershey Co. (The)	4,970	621
Discovery Communications, Inc. Class C(Æ)	90,365	2,599	Keurig Dr Pepper, Inc.	14,940	434
Dollar General Corp.	5,400	681	Kimberly-Clark Corp.	6,887	884
Dollar Tree, Inc. (Æ)	110,786	12,328	Kroger Co. (The)	28,400	732
DR Horton, Inc.	15,748	698	Molson Coors Brewing Co. Class B	4,722	303
eBay, Inc.	5,789	224	Mondelez International, Inc. Class A	619,150	31,484
Estee Lauder Cos. , Inc. (The) Class A	100,855	17,328	PepsiCo, Inc.	131,961	16,898
Expedia, Inc.	5,900	766	Philip Morris International, Inc.	138,085	11,953
Foot Locker, Inc.	40,119	2,295	Procter & Gamble Co. (The)	79,241	8,438
Ford Motor Co.	1,186,451	12,398	Tyson Foods, Inc. Class A	32,561	2,442
Fox Corp. Class A	40,028	1,561	Unilever NV	237,951	14,398
Gap, Inc. (The)	12,206	318
General Motors Co.	51,111	1,991			128,846
Gildan Activewear, Inc. Class A	116,982	4,313
Hilton Worldwide Holdings, Inc.	59,784	5,201	Energy - 5.0%
Home Depot, Inc. (The)	75,922	15,465	Anadarko Petroleum Corp.	561	41
Interpublic Group of Cos. , Inc. (The)	284,151	6,535	Baker Hughes, a GE Co. LLC	183,380	4,405
Lear Corp.	67,680	9,678	BP PLC - ADR	371,935	16,265
Lennar Corp. Class A	15,371	800	Cabot Oil & Gas Corp.	42,924	1,111
Lennar Corp. Class B	56	2	Cenovus Energy, Inc.	623,370	6,178
Lowe's Cos. , Inc.	268,073	30,330	Chevron Corp.	131,950	15,842
Macy's, Inc.	12,300	290	Concho Resources, Inc.	12,602	1,454
McDonald's Corp.	5,663	1,119	ConocoPhillips	106,842	6,744
Mohawk Industries, Inc. (Æ)	24,238	3,302	Core Laboratories NV	65,862	4,175
Netflix, Inc. (Æ)	61,687	22,858	Devon Energy Corp.	11,954	384
Newell Rubbermaid, Inc.	265,865	3,823	Diamondback Energy, Inc.	24,253	2,580
News Corp. Class A	32,036	398	Enbridge, Inc.	16,005	591
Nike, Inc. Class B	225,112	19,772	EOG Resources, Inc.	43,642	4,192
nVent Electric PLC	6,066	170	Exxon Mobil Corp.	172,955	13,885
Omnicom Group, Inc.	133,813	10,709	Halliburton Co.	356,349	10,095
O'Reilly Automotive, Inc. (Æ)	47,554	18,003	Marathon Petroleum Corp.	59,424	3,617
PulteGroup, Inc.	44,100	1,387	Murphy Oil Corp.	37,807	1,030
PVH Corp.	31,346	4,043	National Oilwell Varco, Inc.	223,548	5,844
Ross Stores, Inc.	161,738	15,795	Occidental Petroleum Corp.	99,397	5,852
Royal Caribbean Cruises, Ltd.	19,702	2,383	ONEOK, Inc.	18,588	1,263
Sensata Technologies Holding PLC(Æ)	225,355	11,254	PBF Energy, Inc. Class A	130,738	4,390
Starbucks Corp.	219,561	17,055	Phillips 66	149,157	14,061
Target Corp.	119,240	9,232	Pioneer Natural Resources Co.	27,177	4,524
TJX Cos. , Inc.	324,870	17,829	Royal Dutch Shell PLC Class A - ADR	173,749	11,038
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	36,422	12,711	Schlumberger, Ltd.	358,738	15,311
VF Corp.	26,000	2,455	Valero Energy Corp.	156,574	14,195
Walmart, Inc.	230,717	23,727	Williams Cos. , Inc. (The)	14,626	414
Walt Disney Co. (The)	251,033	34,383			169,481
Whirlpool Corp.	27,328	3,794
Wyndham Destinations, Inc.	67,466	2,939	Financial Services - 21.4%
Wyndham Hotels & Resorts, Inc.	77,055	4,294	Aflac, Inc.	107,341	5,408

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 211

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Allstate Corp. (The)	14,450	1,431	Regions Financial Corp.	438,990	6,818
American Express Co.	143,587	16,833	Simon Property Group, Inc. (ö)	4,200	730
American International Group, Inc.	267,477	12,724	State Street Corp.	149,794	10,135
American Tower Corp. (ö)	148,692	29,040	SunTrust Banks, Inc.	164,652	10,781
Ameriprise Financial, Inc.	42,031	6,169	SVB Financial Group(Æ)	3,552	894
Aon PLC	38,352	6,909	Synchrony Financial	35,464	1,230
Arthur J Gallagher & Co.	28,088	2,349	T Rowe Price Group, Inc.	31,651	3,402
AvalonBay Communities, Inc. (ö)	18,236	3,664	TD Ameritrade Holding Corp.	6,600	347
AXA Equitable Holdings, Inc.	274,800	6,235	Torchmark Corp.	2,963	260
Axis Capital Holdings, Ltd.	75,021	4,265	Total System Services, Inc.	59,092	6,042
Bank of America Corp.	1,511,561	46,223	Travelers Cos. , Inc. (The)	3,590	516
Bank of New York Mellon Corp. (The)	16,659	827	UBS Group AG(Æ)	350,147	4,706
BB&T Corp.	6,074	311	US Bancorp	442,405	23,589
Berkshire Hathaway, Inc. Class B(Æ)	179,082	38,808	Ventas, Inc. (ö)	15,887	971
BlackRock, Inc. Class A	4,909	2,382	Visa, Inc. Class A	289,631	47,623
Boston Properties, Inc. (ö)	7,729	1,064	Voya Financial, Inc.	197,027	10,815
Brighthouse Financial, Inc. (Æ)	1,474	62	Wells Fargo & Co.	405,791	19,644
Capital One Financial Corp.	118,861	11,034	Zions Bancorp NA	57,585	2,841
Charles Schwab Corp. (The)	64,673	2,961			720,583
Chubb, Ltd.	90,347	13,118
Citigroup, Inc.	286,016	20,221	Health Care – 12.0%
Citizens Financial Group, Inc.	458,430	16,595	Abbott Laboratories	333,759	26,554
CME Group, Inc. Class A	18,466	3,304	AbbVie, Inc.	84,251	6,689
Comerica, Inc.	60,506	4,755	Alexion Pharmaceuticals, Inc. (Æ)	10,608	1,444
Discover Financial Services	29,578	2,410	Align Technology, Inc. (Æ)	2,137	694
Equinix, Inc. (Æ)(ö)	41,660	18,943	Allergan PLC	19,437	2,857
Everest Re Group, Ltd.	900	212	Amgen, Inc.	53,187	9,537
Fidelity National Information Services, Inc.	28,156	3,264	Anthem, Inc. (Æ)	82,090	21,592
Fifth Third Bancorp	312,927	9,019	Baxter International, Inc.	15,579	1,189
First Republic Bank	115,971	12,249	Becton Dickinson and Co.	95,340	22,952
FleetCor Technologies, Inc. (Æ)	75,304	19,651	Biogen, Inc. (Æ)	15,841	3,631
Franklin Resources, Inc.	329,670	11,403	Boston Scientific Corp. (Æ)	146,233	5,428
Goldman Sachs Group, Inc. (The)	39,107	8,053	Bristol-Myers Squibb Co.	19,100	887
Hartford Financial Services Group, Inc.	65,036	3,402	Cardinal Health, Inc.	116,273	5,664
HCP, Inc. (ö)	305,161	9,088	Celgene Corp. (Æ)	37,335	3,534
Host Hotels & Resorts, Inc. (ö)	49,906	960	Centene Corp. (Æ)	143,634	7,406
Intercontinental Exchange, Inc.	163,857	13,330	Cerner Corp. (Æ)	88,688	5,893
JPMorgan Chase & Co.	280,446	32,546	Cigna Corp.	59,607	9,468
KeyCorp	84,834	1,489	Eli Lilly & Co.	57,295	6,706
KKR & Co. , Inc. Class A	127,383	3,115	Gilead Sciences, Inc.	84,407	5,490
Lincoln National Corp.	19,603	1,308	Humana, Inc.	17,180	4,388
Loews Corp.	191,871	9,841	Intuitive Surgical, Inc. (Æ)	12,668	6,469
M&T Bank Corp.	19,133	3,254	IQVIA Holdings, Inc. (Æ)	28,308	3,932
Markel Corp. (Æ)	20,780	22,266	Johnson & Johnson	277,386	39,168
MasterCard, Inc. Class A	63,290	16,091	Laboratory Corp. of America Holdings(Æ)	27,222	4,353
MetLife, Inc.	231,389	10,674	McKesson Corp.	125,021	14,909
Moody's Corp.	89,972	17,690	Medtronic PLC	51,555	4,579
Morgan Stanley	352,044	16,986	Merck & Co. , Inc.	349,639	27,520
Nasdaq, Inc.	6,641	612	Mylan NV(Æ)	226,801	6,121
Northern Trust Corp.	1,827	180	Novo Nordisk A/S - ADR	383,739	18,807
PayPal Holdings, Inc. (Æ)	317,807	35,838	Pfizer, Inc.	619,978	25,177
People's United Financial, Inc.	569,409	9,845	Regeneron Pharmaceuticals, Inc. (Æ)	46,767	16,048
PNC Financial Services Group, Inc. (The)	55,651	7,620	Sanofi - ADR	138,450	6,054
Progressive Corp. (The)	97,932	7,653	Stryker Corp.	13,945	2,634
Prologis, Inc. (ö)	27,489	2,108	Teleflex, Inc.	69,553	19,905
Prudential Financial, Inc.	7,700	814	Thermo Fisher Scientific, Inc.	34,905	9,684
Raymond James Financial, Inc.	6,917	633	UnitedHealth Group, Inc.	138,483	32,277

See accompanying notes which are an integral part of the financial statements.

212 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Universal Health Services, Inc. Class B	4,417	560	Mettler-Toledo International, Inc. (Æ)	24,329	18,131
Varian Medical Systems, Inc. (Æ)	18,440	2,511	Norfolk Southern Corp.	38,039	7,761
Vertex Pharmaceuticals, Inc. (Æ)	15,340	2,592	Northrop Grumman Corp.	33,561	9,730
Zimmer Biomet Holdings, Inc.	40,802	5,025	PACCAR, Inc.	46,767	3,352
Zoetis, Inc. Class A	13,700	1,395	Parker-Hannifin Corp.	800	145
		401,723	Pentair PLC	6,066	237
			Raytheon Co.	72,719	12,914
Materials and Processing - 3.4%			Roper Technologies, Inc.	50,032	17,997
AdvanSix, Inc. (Æ)	13,686	414	Southwest Airlines Co.	51,043	2,768
Air Products & Chemicals, Inc.	1,928	397	Stanley Black & Decker, Inc.	166,489	24,407
Ball Corp.	28,448	1,705	TopBuild Corp. (Æ)	3,805	271
Celanese Corp. Class A	51,943	5,604	TransDigm Group, Inc. (Æ)	30,454	14,695
CRH PLC - ADR	13,895	468	Union Pacific Corp.	57,199	10,127
Crown Holdings, Inc. (Æ)	14,346	834	United Continental Holdings, Inc. (Æ)	18,923	1,681
Dow Chemical Co. (The)	50,349	2,856	United Technologies Corp.	118,144	16,849
DowDuPont, Inc.	258,122	9,925	Wabtec Corp.	29,644	2,196
Eastman Chemical Co.	10,660	841	Waste Management, Inc.	4,229	454
Ecolab, Inc.	244,165	44,945	Worldpay, Inc. Class A(Æ)	7,784	912
Ingersoll-Rand PLC	33,000	4,046	XPO Logistics, Inc. (Æ)	22,347	1,521
Ingevity Corp. (Æ)	4,417	508			310,363
Linde PLC	200,033	36,058
Martin Marietta Materials, Inc.	2,605	578	Technology - 24.0%
Masco Corp.	34,631	1,353	Adobe, Inc. (Æ)	118,355	34,234
PPG Industries, Inc.	4,260	501	Allegion PLC	17,438	1,730
Rio Tinto PLC - ADR	37,916	2,233	Alphabet, Inc. Class A(Æ)	14,200	17,025
Versum Materials, Inc.	1,866	97	Alphabet, Inc. Class C(Æ)	57,828	68,727
Westrock Co.	26,503	1,017	Amphenol Corp. Class A	55,330	5,509
		114,380	Analog Devices, Inc.	146,103	16,983
			Apple, Inc.	432,380	86,766
Producer Durables - 9.2%			Applied Materials, Inc.	84,283	3,714
3M Co.	4,885	926	Autodesk, Inc. (Æ)	115,529	20,588
Accenture PLC Class A	43,472	7,941	Booking Holdings, Inc. (Æ)	13,271	24,618
Aptiv PLC	17,118	1,467	Broadcom, Inc.	42,023	13,380
Automatic Data Processing, Inc.	132,962	21,858	CDK Global Inc.	996	60
Avery Dennison Corp.	13,672	1,513	Cisco Systems, Inc.	418,894	23,437
Boeing Co. (The)	202	76	Cognizant Technology Solutions Corp. Class
Caterpillar, Inc.	16,415	2,289	A	146,883	10,717
CSX Corp.	63,100	5,025	Corning, Inc.	140,804	4,485
Danaher Corp.	8,637	1,144	Dell Technologies, Inc. Class C(Æ)	66,958	4,514
Deere & Co.	16,809	2,784	DXC Technology Co.	21,389	1,406
Delta Air Lines, Inc.	89,351	5,208	Electronic Arts, Inc. (Æ)	155,418	14,710
Dover Corp.	71,632	7,023	F5 Networks, Inc. (Æ)	31,192	4,894
Eaton Corp. PLC	21,449	1,776	Facebook, Inc. Class A(Æ)	302,052	58,417
Emerson Electric Co.	13,090	929	Hewlett Packard Enterprise Co.	751,984	11,889
FedEx Corp.	1,662	315	HP, Inc. (Æ)	352,152	7,025
Flir Systems, Inc.	48,951	2,591	Intel Corp.	254,722	13,001
Fortive Corp.	131,385	11,344	International Business Machines Corp.	52,998	7,434
Garrett Motion, Inc. (Æ)	24,755	465	Intuit, Inc.	156,880	39,386
General Dynamics Corp.	20,806	3,718	Juniper Networks, Inc.	311,600	8,653
General Electric Co.	2,185,580	22,227	KLA-Tencor Corp.	5,800	739
Honeywell International, Inc.	247,555	42,982	Lam Research Corp.	32,264	6,693
Illinois Tool Works, Inc.	1,831	285	Microchip Technology, Inc.	188,530	18,832
Johnson Controls International PLC(Æ)	269,143	10,093	Micron Technology, Inc. (Æ)	131,138	5,516
Kansas City Southern	63,178	7,780	Microsoft Corp.	796,067	103,965
L3 Technologies, Inc.	8,688	1,899	Motorola Solutions, Inc.	101,101	14,651
Lockheed Martin Corp.	1,670	557	NVIDIA Corp.	89,159	16,138
			NXP Semiconductors NV	1	—

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 213

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Oracle Corp.	649,118	35,916
Perspecta, Inc.	10,694	247
Qorvo, Inc. (Æ)	74,161	5,607
QUALCOMM, Inc.	96,018	8,270
Red Hat, Inc. (Æ)	81,267	14,834
Resideo Technologies, Inc. (Æ)	14,664	333
Salesforce. com, Inc. (Æ)	159,453	26,366
SAP SE - ADR	59,771	7,702
Seagate Technology PLC	20,124	972
Skyworks Solutions, Inc.	59,077	5,209
Synopsys, Inc. (Æ)	19,662	2,381
Taiwan Semiconductor Manufacturing Co. ,
Ltd. - ADR	15,318	671
TE Connectivity, Ltd.	94,144	9,005
Texas Instruments, Inc.	84,186	9,920
VeriSign, Inc. (Æ)	26,378	5,208
Western Digital Corp.	487	25
Xilinx, Inc.	38,055	4,572
		807,074

Utilities - 3.5%
American Electric Power Co. , Inc.	26,048	2,228
AT&T, Inc.	393,109	12,171
California Resources Corp. (Æ)	1,158	24
Cheniere Energy, Inc. (Æ)	5,800	373
CMS Energy Corp.	37,178	2,065
Dominion Energy, Inc.	153,633	11,963
Duke Energy Corp.	16,508	1,504
Edison International	154,474	9,851
Entergy Corp.	126,322	12,242
Exelon Corp.	498,536	25,401
NextEra Energy, Inc.	52,989	10,303
NiSource, Inc.	38,538	1,071
Sempra Energy	14,900	1,906
Southern Co. (The)	159	8
T-Mobile US, Inc. (Æ)	28,544	2,083
Verizon Communications, Inc.	270,536	15,473
Xcel Energy, Inc.	137,295	7,757
		116,423

Total Common Stocks
(cost $2,130,944)		3,292,025

Short-Term Investments - 2.0%
U. S. Cash Management Fund(@)	68,304,419(8)	68,318
Total Short-Term Investments
(cost $68,310)		68,318

Total Investments 99.9%
(identified cost $2,199,254)		3,360,343

Other Assets and Liabilities, Net
- 0.1%		4,101
Net Assets - 100.0%		3,364,444

See accompanying notes which are an integral part of the financial statements.

214 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$523,152	$—	$—	$—	$523,152	15.6
Consumer Staples	128,846	—	—	—	128,846	3.8
Energy	169,481	—	—	—	169,481	5.0
Financial Services	720,583	—	—	—	720,583	21.4
Health Care	401,723	—	—	—	401,723	12.0
Materials and Processing	114,380	—	—	—	114,380	3.4
Producer Durables	310,363	—	—	—	310,363	9.2
Technology	807,074	—	—	—	807,074	24.0
Utilities	116,423	—	—	—	116,423	3.5
Short-Term Investments	—	—	—	68,318	68,318	2.0
Total Investments	3,292,025	—	—	68,318	3,360,343	99.9
Other Assets and Liabilities, Net						0.1
						100.0

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 215

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,199,254
Investments, at fair value(>)	3,360,343
Receivables:
Dividends and interest	2,111
Dividends from affiliated funds	142
Fund shares sold	6,341
Prepaid expenses	13
Total assets	3,368,950
Liabilities
Payables:
Fund shares redeemed	1,992
Accrued fees to affiliates	2,423
Other accrued expenses	91
Total liabilities	4,506

Net Assets	$3,364,444

See accompanying notes which are an integral part of the financial statements.

216 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$1,112,142
Shares of beneficial interest	759
Additional paid-in capital	2,251,543
Net Assets	$3,364,444

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$43.92
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$46.60
Class A — Net assets	$47,608,853
Class A — Shares outstanding ($. 01 par value)	1,084,046
Net asset value per share: Class C(#)	$41.62
Class C — Net assets	$30,036,857
Class C — Shares outstanding ($. 01 par value)	721,753
Net asset value per share: Class E(#)	$44.37
Class E — Net assets	$2,701,744
Class E — Shares outstanding ($. 01 par value)	60,890
Net asset value per share: Class M(#)	$44.34
Class M — Net assets	$367,062,462
Class M — Shares outstanding ($. 01 par value)	8,277,896
Net asset value per share: Class S(#)	$44.36
Class S — Net assets	$2,917,033,765
Class S — Shares outstanding ($. 01 par value)	65,758,885
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$68,318

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 217

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$28,623
Dividends from affiliated funds	1,284
Interest	2
Total investment income	29,909

Expenses
Advisory fees	10,215
Administrative fees	732
Custodian fees	112
Distribution fees - Class A	54
Distribution fees - Class C	109
Transfer agent fees - Class A	40
Transfer agent fees - Class C	27
Transfer agent fees - Class E	2
Transfer agent fees - Class M	207
Transfer agent fees - Class S	2,568
Professional fees	71
Registration fees	93
Shareholder servicing fees - Class C	36
Shareholder servicing fees - Class E	3
Trustees’ fees	50
Printing fees	62
Miscellaneous	29
Expenses before reductions	14,410
Expense reductions	(577)
Net expenses	13,833
Net investment income (loss)	16,076

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(43,946)
Investments in affiliated funds	17
Net realized gain (loss)	(43,929)
Net change in unrealized appreciation (depreciation) on:
Investments	309,957
Investments in affiliated funds	9
Net change in unrealized appreciation (depreciation)	309,966
Net realized and unrealized gain (loss)	266,037
Net Increase (Decrease) in Net Assets from Operations	$282,113

See accompanying notes which are an integral part of the financial statements.

218 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,076	$22,405
Net realized gain (loss)	(43,929)	(5,564)
Net change in unrealized appreciation (depreciation)	309,966	84,353
Net increase (decrease) in net assets from operations	282,113	101,194

Distributions
To shareholders
Class A	(258)	(303)
Class C	—	(80)
Class E	(14)	(8)
Class M	(1,582)	(1,447)
Class S	(22,967)	(23,935)
Net decrease in net assets from distributions	(24,821)	(25,773)

Share Transactions*
Net increase (decrease) in net assets from share transactions	178,614	453,132
Total Net Increase (Decrease) in Net Assets	435,906	528,553

Net Assets
Beginning of period	2,928,538	2,399,985
End of period	$3,364,444	$2,928,538

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 219

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	172	$6,897	234	$9,701
Proceeds from reinvestment of distributions	7	256	7	299
Payments for shares redeemed	(146)	(5,751)	(176)	(7,289)
Net increase (decrease)	33	1,402	65	2,711
Class C
Proceeds from shares sold	76	2,943	136	5,345
Proceeds from reinvestment of distributions	—	—	2	80
Payments for shares redeemed	(151)	(5,775)	(163)	(6,411)
Net increase (decrease)	(75)	(2,832)	(25)	(986)
Class E
Proceeds from shares sold	— **	5	—	—
Proceeds from reinvestment of distributions	1	14	— **	8
Payments for shares redeemed	(1)	(44)	(6)	(272)
Net increase (decrease)	— **	(25)	(6)	(264)
Class M
Proceeds from shares sold	4,628	195,798	2,435	100,662
Proceeds from reinvestment of distributions	42	1,581	35	1,448
Payments for shares redeemed	(470)	(19,417)	(644)	(26,993)
Net increase (decrease)	4,200	177,962	1,826	75,117
Class S
Proceeds from shares sold	10,601	429,420	18,365	768,867
Proceeds from reinvestment of distributions	602	22,658	578	23,635
Payments for shares redeemed	(10,883)	(449,971)	(9,934)	(415,948)
Net increase (decrease)	320	2,107	9,009	376,554
Total increase (decrease)	4,478	$178,614	10,869	$453,132

**Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

220 Tax-Managed U.S. Large Cap Fund

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Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	40.57	.16	3.43	3.59	(.24)	—
October 31, 2018	39.23	.24	1.42	1.66	(.22)	(. 10)
October 31, 2017	32.20	.25	6.99	7.24	(.21)	—
October 31, 2016	31.76	.22	. 40	. 62	(.18)	—
October 31, 2015	31.83	.16	1.31	1.47	(.14)	(1.40)
October 31, 2014	27.84	.13	3.90	4.03	(.04)	—

Class C
April 30, 2019*	38.34	.01	3.27	3.28	—	—
October 31, 2018	37.16	(. 07)	1.35	1.28	—	(. 10)
October 31, 2017	30.54	(. 02)	6.64	6.62	—	—
October 31, 2016	30.17	(. 02)	. 39	. 37	—	—
October 31, 2015	30.40	(. 07)	1.24	1.17	—	(1.40)
October 31, 2014	26.76	(. 09)	3.73	3.64	—	—

Class E
April 30, 2019*	40.97	.17	3.45	3.62	(.22)	—
October 31, 2018	39.43	.24	1.42	1.66	(.02)	(. 10)
October 31, 2017	32.35	.26	7.03	7.29	(.21)	—
October 31, 2016	31.89	.22	. 40	. 62	(.16)	—
October 31, 2015	31.95	.16	1.31	1.47	(.13)	(1.40)
October 31, 2014	27.95	.14	3.90	4.04	(.04)	—

Class M
April 30, 2019*	41.05	.21	3.46	3.67	(.38)	—
October 31, 2018	39.70	.38	1.45	1.83	(.38)	(. 10)
October 31, 2017(9)	36.49	.17	3.04	3.21	—	—

Class S
April 30, 2019*	41.04	.22	3.44	3.66	(.34)	—
October 31, 2018	39.67	.34	1.45	1.79	(.32)	(. 10)
October 31, 2017	32.55	.34	7.07	7.41	(.29)	—
October 31, 2016	32.08	.30	. 41	. 71	(.24)	—
October 31, 2015	32.13	.24	1.32	1.56	(.21)	(1.40)
October 31, 2014	28.10	.21	3.92	4.13	(.10)	—

See accompanying notes which are an integral part of the financial statements.

222 Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 24)	43.92	8.96	47,609	1.19	1.16	. 82	19
(. 32)	40.57	4.23	42,644	1.21	1.19	. 57	24
(. 21)	39.23	22.58	38,659	1.22	1.22	. 69	35
(. 18)	32.20	2.00	30,087	1.23	1.23	. 70	23
(1.54)	31.76	4.68	24,396	1.24	1.24	. 52	44
(. 04)	31.83	14.48	18,676	1.24	1.24	. 45	63

—	41.62	8.56	30,037	1.94	1.91	. 08	19
(. 10)	38.34	3.44	30,544	1.96	1.94	(. 18)	24
—	37.16	21.68	30,529	1.97	1.97	(. 06)	35
—	30.54	1.23	26,758	1.98	1.98	(. 05)	23
(1.40)	30.17	3.88	24,808	1.99	1.99	(. 23)	44
—	30.40	13.60	19,360	1.99	1.99	(. 30)	63

(. 22)	44.37	8.94	2,702	1.19	1.16	. 82	19
(. 12)	40.97	4.22	2,519	1.21	1.19	. 57	24
(. 21)	39.43	22.62	2,673	1.21	1.21	. 75	35
(. 16)	32.35	1.98	55,245	1.23	1.23	. 70	23
(1.53)	31.89	4.65	53,565	1.24	1.24	. 52	44
(. 04)	31.95	14.48	45,651	1.24	1.24	. 45	63

(. 38)	44.34	9.11	367,062	. 94	. 81	1.03	19
(. 48)	41.05	4.62	167,377	. 96	. 84	. 90	24
—	39.70	8.80	89,387	. 97	. 87	. 71	35

(. 34)	44.36	9.07	2,917,034	. 94	. 91	1.08	19
(. 42)	41.04	4.51	2,685,454	. 96	. 94	. 82	24
(. 29)	39.67	22.89	2,238,737	. 97	. 97	. 94	35
(. 24)	32.55	2.25	1,724,367	. 98	. 98	. 95	23
(1.61)	32.08	4.92	1,486,727	. 99	. 99	. 77	44
(. 10)	32.13	14.75	1,181,891	. 99	. 99	. 70	63

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 223

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,744,262
Administration fees	131,003
Distribution fees	27,815
Shareholder servicing fees	6,647
Transfer agent fees	512,921
$2,422,648

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$76,238	$ 251,597	$ 259,543	$ 17	$ 9	$68,318	$1,284	$—
	$76,238	$ 251,597	$ 259,543	$ 17	$ 9	$68,318	$1,284	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,200,813,065
Unrealized Appreciation	$1,168,238,675
Unrealized Depreciation	(8,708,304)
Net Unrealized Appreciation (Depreciation)	$1,159,530,371

See accompanying notes which are an integral part of the financial statements.

224 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,074.70	$1,017.50
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.56	$7.35

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,071.60	$1,013.93
	Expenses Paid During Period*	$11.25	$10.94
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.19%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,074.90	$1,017.65
of other funds.	Expenses Paid During Period*	$7.41	$7.20

* Expenses are equal to the Fund's annualized expense ratio of 1.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Mid & Small Cap Fund 225

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,077.10	$1,019.34
Expenses Paid During Period*	$5.67	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,076.10	$1,018.89
Expenses Paid During Period*	$6.13	$5.96

* Expenses are equal to the Fund's annualized expense ratio of 1.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

226 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.4%			Lions Gate Entertainment Corp. Class A(Ñ)	16,908	247
Consumer Discretionary - 14.0%			Lithia Motors, Inc. Class A	8,395	953
1-800-Flowers. com, Inc. Class A(Æ)	14,360	306	LKQ Corp. (Æ)	63,022	1,897
Aaron's, Inc. Class A	5,967	332	M/I Homes, Inc. (Æ)	12,509	352
American Axle & Manufacturing Holdings,			Marchex, Inc. Class B(Æ)	173,846	829
Inc. (Æ)	8,987	133	Marriott Vacations Worldwide Corp.	3,486	368
Beazer Homes USA, Inc. (Æ)	83,830	1,114	Matthews International Corp. Class A	11,725	470
Bed Bath & Beyond, Inc. (Ñ)	11,029	184	Meredith Corp.	9,619	568
Big Lots, Inc.	23,107	859	Monro Muffler Brake, Inc. (Ñ)	28,154	2,360
Bloomin' Brands, Inc.	31,890	637	Murphy USA, Inc. (Æ)	1,877	160
Boot Barn Holdings, Inc. (Æ)	46,461	1,338	Nautilus, Inc. (Æ)	1	—
Brinker International, Inc.	5,264	225	New York Times Co. (The) Class A	5,889	195
Burlington Stores, Inc. (Æ)	14,503	2,450	nVent Electric PLC	66,566	1,861
Cable One, Inc.	1,352	1,434	NVR, Inc. (Æ)	153	482
Caesars Entertainment Corp. (Æ)(Ñ)	46,887	439	Ollie's Bargain Outlet Holdings, Inc. (Æ)	38,858	3,716
Callaway Golf Co.	14,281	251	Oxford Industries, Inc.	8,339	693
Capri Holdings, Ltd. (Æ)	9,394	414	Pico Holdings, Inc. (Æ)	42,694	488
Carter's, Inc.	8,753	927	Points International, Ltd. (Æ)	12,792	166
Cheesecake Factory, Inc. (The)(Ñ)	49,170	2,440	Polaris Industries, Inc.	1,619	156
Chegg, Inc. (Æ)	37,464	1,336	Pool Corp.	18,158	3,336
Cinemark Holdings, Inc.	7,787	327	PriceSmart, Inc.	4,314	258
Cooper Tire & Rubber Co.	35,932	1,073	PulteGroup, Inc.	19,780	622
Dana Holding Corp.	50,523	985	Qurate Retail, Inc. Class A(Æ)	8,824	150
Deckers Outdoor Corp. (Æ)	10,198	1,613	Ralph Lauren Corp. Class A	28,453	3,744
Del Frisco's Restaurant Group, Inc. (Æ)(Ñ)	55,824	374	RCI Hospitality Holdings, Inc.	2,759	63
Designer Brands, Inc.	44,449	989	Reading International, Inc. Class A(Æ)	44,698	682
Dine Brands Global, Inc. (Ñ)	22,666	2,010	Red Robin Gourmet Burgers, Inc. (Æ)	2,684	86
Domino's Pizza, Inc.	7,308	1,977	REV Group, Inc.	68,143	865
Dorman Products, Inc. (Æ)	22,824	2,001	Scholastic Corp.	30,189	1,204
Duluth Holdings, Inc. Class B(Æ)	19,182	305	Service Corp. International	14,870	619
Eldorado Resorts, Inc. (Æ)	79,622	3,931	ServiceMaster Global Holdings, Inc. (Æ)	42,829	2,100
Ethan Allen Interiors, Inc.	14,422	319	Shoe Carnival, Inc. (Ñ)	6,564	234
Expedia, Inc.	12,838	1,667	Shutterfly, Inc. (Æ)	17,230	755
First Cash Financial Services, Inc.	15,685	1,532	Skechers U. S. A. , Inc. Class A(Æ)	75,380	2,387
Five Below, Inc. (Æ)	30,066	4,401	Strategic Eduation, Inc. (Æ)	19,328	2,771
Flexsteel Industries, Inc.	10,545	228	Taylor Morrison Home Corp. Class A(Æ)	28,585	553
Fortress Transportation & Infrastructure			TEGNA, Inc.	28,059	447
Investors LLC	75,373	1,225	Tenneco, Inc. Class A	15,044	330
Fortune Brands Home & Security, Inc.	19,771	1,043	Thor Industries, Inc.	5,090	335
Gannett Co. , Inc.	3,328	31	Toll Brothers, Inc.	44,690	1,703
Gentex Corp.	12,980	299	Tractor Supply Co.	8,846	916
Gentherm, Inc. (Æ)	54,391	2,304	Transcat, Inc. (Æ)	40,025	923
Goodyear Tire & Rubber Co. (The)	11,196	215	Tribune Publishing Co. (Æ)	66,437	715
Graham Holdings Co. Class B	599	445	Urban Outfitters, Inc. (Æ)	23,046	685
Grand Canyon Education, Inc. (Æ)	26,537	3,075	Vail Resorts, Inc.	1,022	234
Guess?, Inc. (Ñ)	19,942	406	Vera Bradley, Inc. (Æ)	23,103	284
Hamilton Beach Brands Holding Co. Class A	23,051	417	William Lyon Homes Class A(Æ)	40,946	690
Interpublic Group of Cos. , Inc. (The)	14,186	326	Wyndham Destinations, Inc.	12,502	545
J Alexander's Holdings, Inc. (Æ)	46,376	510	Wyndham Hotels & Resorts, Inc.	55,377	3,086
Jack in the Box, Inc.	18,761	1,446
John Wiley & Sons, Inc. Class A	3,050	141			102,253
KB Home	14,893	386
Lear Corp.	4,549	650	Consumer Staples - 3.6%
Liberty Braves Group Class C(Æ)	45,066	1,269	Andersons, Inc. (The)	1,368	45
Liberty Media Corp. -Liberty Formula One			Calavo Growers, Inc. (Ñ)	10,947	1,049
Class C(Æ)	10,483	407	Casey's General Stores, Inc.	17,162	2,271
Liberty SiriusXM Group Class C(Æ)	45,416	1,824	Church & Dwight Co. , Inc.	11,065	829
			Core-Mark Holding Co. , Inc.	22,805	829

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 227

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cott Corp.	40,532	629	Altisource Portfolio Solutions SA(Æ)(Ñ)	6,852	162
Energizer Holdings, Inc. (Æ)	45,028	2,057	American Campus Communities, Inc. (ö)	7,663	362
Flowers Foods, Inc.	19,333	420	American Equity Investment Life Holding
Fresh Del Monte Produce, Inc.	19,891	587	Co.	87,592	2,576
Hain Celestial Group, Inc. (The)(Æ)	74,561	1,627	American Financial Group, Inc.	4,297	445
Ingredion, Inc.	13,783	1,306	American Homes 4 Rent Class A(ö)	9,689	232
J&J Snack Foods Corp.	4,443	698	American National Insurance Co.	1,564	177
Lancaster Colony Corp.	8,002	1,190	Americold Realty Trust(Ñ)(ö)	15,792	506
Medifast, Inc.	7,437	1,091	Apartment Investment & Management Co.
MGP Ingredients, Inc. (Ñ)	5,280	464	Class A(ö)	7,897	390
Nomad Foods, Ltd. (Æ)	103,406	2,151	Argo Group International Holdings, Ltd.	33,529	2,618
PetMed Express, Inc. (Ñ)	17,579	384	Arthur J Gallagher & Co.	4,489	375
Pilgrim's Pride Corp. (Æ)	101,583	2,734	Assurant, Inc.	5,539	526
Post Holdings, Inc. (Æ)	5,407	610	Assured Guaranty, Ltd.	12,463	594
Sanderson Farms, Inc. (Ñ)	16,357	2,480	Athene Holding, Ltd. Class A(Æ)	23,752	1,073
Seaboard Corp.	79	355	Axis Capital Holdings, Ltd.	5,244	298
Spectrum Brands Holdings, Inc. (Ñ)	11,128	685	Axos Financial, Inc. (Æ)	34,223	1,120
Tootsie Roll Industries, Inc.	11,180	434	Banco Latinoamericano de Comercio Exterior
Tyson Foods, Inc. Class A	13,119	984	SA Class E	16,277	352
		25,909	Bancorp, Inc. (The)(Æ)	39,748	406
			BancorpSouth Bank	50,571	1,541
Energy - 2.5%			Bank of Princeton (The)	23,377	704
Algonquin Power & Utilities Corp.	121,867	1,389	Bank OZK	16,977	554
Arch Coal, Inc. Class A(Ñ)	9,629	934	BankUnited, Inc.	46,760	1,710
Cabot Oil & Gas Corp.	28,563	739	Brighthouse Financial, Inc. (Æ)	5,778	241
Concho Resources, Inc.	14,106	1,628	Brixmor Property Group, Inc. (ö)	14,049	251
CONSOL Energy, Inc. (Æ)	13,056	443	Broadridge Financial Solutions, Inc.	6,321	747
Diamondback Energy, Inc.	10,703	1,139	Cadence Bancorp	59,602	1,356
ERA Group, Inc. (Æ)	42,407	409	Camden Property Trust (ö)	3,242	326
First Solar, Inc. (Æ)	4,127	254	Cannae Holdings, Inc. (Æ)	108,295	2,780
Gores Holdings, Inc. Class A(Æ)	26,241	352	Cboe Global Markets, Inc.	3,885	395
Gulfport Energy Corp. (Æ)	144,807	948	CenterState Bank Corp.	62,231	1,536
Helmerich & Payne, Inc.	7,490	438	Central Pacific Financial Corp.	8,782	264
KLX Energy Services Holdings, Inc. (Æ)	17,051	478	Century Bancorp, Inc. Class A	8,213	753
Luxfer Holdings PLC	32,649	784	CNO Financial Group, Inc.	88,025	1,457
Parsley Energy, Inc. Class A(Æ)	81,349	1,624	Cohen & Steers, Inc.	13,215	663
PBF Energy, Inc. Class A	36,045	1,210	Columbia Banking System, Inc.	34,327	1,289
Phillips 66 Partners, LP	7,634	378	Columbia Financial, Inc. (Æ)	63,040	1,000
Range Resources Corp.	58,432	528	Columbia Property Trust, Inc. (ö)	25,234	573
REX American Resources Corp. (Æ)	11,703	989	Community Bank System, Inc.	28,319	1,882
Ring Energy, Inc. (Æ)	142,543	738	Community Financial Corp. (The)	2,394	73
Select Energy Services, Inc. Class A(Æ)	23,149	267	CoreCivic, Inc. (Æ)	5,354	111
SRC Energy, Inc. (Æ)	168,209	1,034	CoreSite Realty Corp. Class A(ö)	5,719	626
SunCoke Energy, Inc.	93,787	808	County Bancorp, Inc.	42,024	753
US Silica Holdings, Inc. (Ñ)	20,716	328	Cowen Group, Inc. Class A(Æ)(Ñ)	22,540	378
WPX Energy, Inc. (Æ)	14,097	196	CVB Financial Corp.	10,947	238
			CyrusOne, Inc. (ö)	15,218	848
		18,035	DiamondRock Hospitality Co. (ö)	27,728	301
			Duke Realty Corp. (ö)	62,146	1,934
Financial Services - 25.1%			Dynex Capital, Inc. (ö)	70,455	430
Affiliated Managers Group, Inc.	7,640	847	E*Trade Financial Corp.	12,782	648
Alexander & Baldwin, Inc.	29,710	702	East West Bancorp, Inc.	9,666	498
Alexander's, Inc. (ö)	506	192	Eaton Vance Corp.	4,476	186
Alexandria Real Estate Equities, Inc. (ö)	6,491	924	Ellington Residential Mortgage Class (Ñ)(ö)	23,502	278
Alleghany Corp. (Æ)	1,211	795	Emerald Expositions Events, Inc.	21,576	303
Alliance Data Systems Corp.	2,859	458	Empire State Realty Trust, Inc. Class A(ö)	54,167	837
Ally Financial, Inc.	81,550	2,423	Enova International, Inc. (Æ)	30,176	828

See accompanying notes which are an integral part of the financial statements.

228 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Enterprise Bancorp, Inc.	4,694	149	Kilroy Realty Corp. (ö)	3,359	258
EPR Properties (ö)	4,013	316	Lamar Media Corp. Class A(ö)	6,141	508
Equity Commonwealth (ö)	5,469	174	Lazard, Ltd. Class A	16,058	624
Equity LifeStyle Properties, Inc. Class A(ö)	9,684	1,130	LendingTree, Inc. (Æ)(Ñ)	5,822	2,240
Erie Indemnity Co. Class A	4,852	919	Level One Bancorp, Inc.	31,727	786
Essent Group, Ltd. (Æ)	8,154	387	Life Storage, Inc. (Æ)(ö)	4,997	476
Euronet Worldwide, Inc. (Æ)	11,467	1,719	Malvern Bancorp, Inc. (Æ)	8,338	177
Evercore, Inc. Class A	4,277	417	MarketAxess Holdings, Inc.	4,731	1,317
Everest Re Group, Ltd.	2,179	513	Medical Properties Trust, Inc. (ö)	24,356	425
FactSet Research Systems, Inc.	4,286	1,182	MGIC Investment Corp. (Æ)	182,545	2,672
Fair Isaac Corp. (Æ)	14,096	3,943	Mid-America Apartment Communities, Inc.
Federal Agricultural Mortgage Corp. Class C	8,229	629	(ö)	17,247	1,887
Federated Investors, Inc. Class B	10,124	311	Midland States Bancorp, Inc.	11,026	296
Fifth Third Bancorp	12,042	347	MidSouth Bancorp, Inc.	60,464	718
First American Financial Corp.	21,314	1,216	MSCI, Inc. Class A	20,585	4,639
First Bank	3,730	43	National General Holdings Corp.	65,715	1,620
First Business Financial Services, Inc.	15,731	362	National Health Investors, Inc. (ö)	9,338	704
First Citizens BancShares, Inc. Class A	2,292	1,027	National Retail Properties, Inc. (ö)	7,639	402
First Commonwealth Financial Corp.	95,855	1,305	Navigators Group, Inc. (The)	5,082	355
First Financial Bancorp	19,077	479	New York Community Bancorp, Inc.	62,717	729
First Industrial Realty Trust, Inc. (ö)	90,342	3,186	Nicolet Bankshares, Inc. (Æ)	3,008	184
First Midwest Bancorp, Inc.	7,424	159	NMI Holdings, Inc. Class A(Æ)	22,363	628
First Northwest Bancorp	16,316	266	Northwest Bancshares, Inc.	8,090	141
First of Long Island Corp. (The)	24,839	578	OFG Bancorp	134,940	2,723
First Republic Bank	29,628	3,129	Old National Bancorp	27,918	477
First Savings Financial Group, Inc.	3,409	198	Oritani Financial Corp.	8,387	146
FNB Corp.	150,432	1,825	Pacific Mercantile Bancorp(Æ)	90,694	710
Four Corners Property Trust, Inc. (ö)	7,233	206	PacWest Bancorp	26,097	1,032
Gaming and Leisure Properties, Inc. (ö)	10,931	441	Park Hotels & Resorts, Inc. (ö)	100,209	3,215
Genworth Financial, Inc. Class A(Æ)	108,399	411	Pebblebrook Hotel Trust Class (Ñ)(ö)	42,723	1,391
Glacier Bancorp, Inc.	37,575	1,600	People's Utah Bancorp	5,621	160
Great Western Bancorp, Inc.	38,840	1,366	Piedmont Office Realty Trust, Inc. Class A(ö)	57,945	1,206
Green Dot Corp. Class A(Æ)	20,190	1,288	Popular, Inc.	31,311	1,807
Greenhill & Co. , Inc. (Ñ)	41,617	862	Potlatch Corp. (ö)	27,739	1,072
Hanmi Financial Corp.	874	21	PRA Group, Inc. (Æ)	22,860	643
Hanover Insurance Group, Inc. (The)	39,159	4,723	Primerica, Inc.	2,921	381
HarborOne Bancorp, Inc. (Æ)	41,298	773	Prologis, Inc. (ö)	28,979	2,222
Health Insurance Innovations, Inc. Class			Prosperity Bancshares, Inc.	13,853	1,020
A(Æ)(Ñ)	22,605	527	PS Business Parks, Inc. (ö)	3,323	510
Healthcare Realty Trust, Inc. (ö)	47,094	1,454	Radian Group, Inc.	48,956	1,147
Healthcare Trust of America, Inc. Class A(ö)	11,235	310	Rayonier, Inc. (ö)	14,986	476
Hilltop Holdings, Inc.	19,777	416	Regency Centers Corp. (ö)	3,302	222
Home BancShares, Inc.	15,054	289	Reinsurance Group of America, Inc. Class A	2,529	383
Host Hotels & Resorts, Inc. (ö)	43,295	833	RenaissanceRe Holdings, Ltd.	1,743	271
Houlihan Lokey, Inc. Class A	15,496	764	Retail Opportunity Investments Corp. (ö)	38,335	673
Howard Hughes Corp. (The)(Æ)	7,869	873	Retail Properties of America, Inc. Class A(ö)	107,248	1,318
Iberiabank Corp.	5,623	447	RMR Group, Inc. (The) Class A	7,070	409
Independence Realty Trust, Inc. (ö)	92,943	984	Ryman Hospitality Properties, Inc. (ö)	12,174	969
Independent Bank Group, Inc.	24,255	1,383	Sabra Health Care , Inc. (ö)	41,347	809
Invesco Mortgage Capital, Inc. (ö)	37,608	614	Sandy Spring Bancorp, Inc.	26,768	934
Investors Bancorp, Inc.	12,719	149	SEI Investments Co.	6,671	363
iStar, Inc. (ö)	15,472	134	Select Bancorp, Inc. (Æ)	61,234	752
Jack Henry & Associates, Inc.	5,979	891	Selective Insurance Group, Inc.	64,969	4,633
JBG Smith Properties (ö)	29,352	1,249	Signature Bank	11,108	1,467
Kearny Financial Corp.	118,016	1,652	SLM Corp.	75,562	768
Kennedy-Wilson Holdings, Inc.	23,304	502	South State Corp.	19,286	1,459
KeyCorp	82,434	1,447	Southern First Bancshares, Inc. (Æ)	5,517	203

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 229

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
St. Joe Co. (The)(Æ)(Ñ)	28,774	490	Merit Medical Systems, Inc. (Æ)	17,186	966
STAG Industrial, Inc. (ö)	32,240	928	Molina Healthcare, Inc. (Æ)	4,848	628
Starwood Property Trust, Inc. (ö)	20,167	465	NeoGenomics, Inc. (Æ)	89,298	1,860
Sterling Bancorp	86,536	1,854	Omnicell, Inc. (Æ)	52,873	4,249
Sun Communities, Inc. (ö)	22,486	2,768	PRA Health Sciences, Inc. (Æ)	17,389	1,684
SVB Financial Group(Æ)	14,734	3,709	PTC Therapeutics, Inc. (Æ)(Ñ)	9,522	356
Towne Bank	28,484	743	Quest Diagnostics, Inc.	25,108	2,420
Two River Bancorp	40,200	612	Repligen Corp. (Æ)	17,274	1,164
UMB Financial Corp.	19,681	1,375	ResMed, Inc.	5,478	573
Umpqua Holdings Corp.	93,148	1,617	Retrophin, Inc. (Æ)	8,863	169
United Bankshares, Inc.	9,250	363	Sage Therapeutics, Inc. (Æ)	1,580	266
United Community Banks, Inc.	60,617	1,702	Sarepta Therapeutics, Inc. (Æ)(Ñ)	13,002	1,520
Universal Insurance Holdings, Inc.	8,695	259	Seattle Genetics, Inc. (Æ)	4,553	309
Univest Corp. of Pennsylvania	3,857	97	Steris PLC	27,421	3,592
Voya Financial, Inc.	75,748	4,158	Triple-S Management Corp. Class B(Æ)	11,748	267
Washington Real Estate Investment Trust (ö)	18,536	523	US Physical Therapy, Inc.	19,081	2,223
Webster Financial Corp.	30,614	1,627	Utah Medical Products, Inc.	3,713	313
World Acceptance Corp. (Æ)	5,306	690	Varex Imaging Corp. (Æ)	6,979	229
WR Berkley Corp.	5,746	352	Varian Medical Systems, Inc. (Æ)	6,007	818
WSFS Financial Corp.	8,031	347	Veeva Systems, Inc. Class A(Æ)	6,119	856
Zions Bancorp NA	10,701	528	WellCare Health Plans, Inc. (Æ)	9,968	2,575
		183,327	West Pharmaceutical Services, Inc.	12,096	1,497
			Zimmer Biomet Holdings, Inc.	10,345	1,274
Health Care - 9.8%					71,433
Align Technology, Inc. (Æ)	11,451	3,718
Alnylam Pharmaceuticals, Inc. (Æ)	4,777	427	Materials and Processing - 7.0%
Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	679	A. Schulman, Inc. (Æ)(Š)	14,859	6
Bio-Techne Corp. (Æ)	19,172	3,922	AAON, Inc.	11,226	564
BioTelemetry, Inc. (Æ)	82,855	4,507	Acuity Brands, Inc.	2,118	310
Bluebird Bio, Inc. (Æ)(Ñ)	2,451	348	Agnico-Eagle Mines, Ltd. (Ñ)	48,806	2,021
Cambrex Corp. (Æ)	21,143	910	American Woodmark Corp. (Æ)	5,033	453
Cantel Medical Corp.	17,413	1,200	Apogee Enterprises, Inc.	35,865	1,445
Cardiovascular Systems, Inc. (Æ)	28,239	1,004	Armstrong Flooring, Inc. (Æ)	65,750	953
Centene Corp. (Æ)	14,434	744	Ashland Global Holdings, Inc.	2,458	198
Charles River Laboratories International,			Balchem Corp.	20,807	2,112
Inc. (Æ)	7,982	1,121	Barrick Gold Corp.	80,242	1,021
Chemed Corp.	4,665	1,524	Belden, Inc.	3,675	204
Cooper Cos. , Inc. (The)	2,058	597	Berry Plastics Group, Inc. (Æ)	7,682	452
CorVel Corp. (Æ)	12,010	862	Cabot Microelectronics Corp.	7,617	962
DexCom, Inc. (Æ)	7,077	857	Carpenter Technology Corp.	15,386	764
Encompass Health Corp. (Æ)	8,082	521	Century Aluminum Co. (Æ)	71,706	603
Ensign Group, Inc. (The)	29,828	1,537	CF Industries Holdings, Inc.	24,055	1,077
Exact Sciences Corp. (Æ)	8,202	809	Commercial Metals Co.	69,089	1,195
Haemonetics Corp. (Æ)	20,950	1,829	Compass Minerals International, Inc.	5,721	328
Hanger, Inc. (Æ)	37,097	737	Core Molding Technologies, Inc.	55,219	448
Healthways, Inc. (Æ)	1,169	25	Crown Holdings, Inc. (Æ)	5,723	333
Henry Schein, Inc. (Æ)	10,628	681	Eagle Materials, Inc.	11,724	1,066
Icon PLC(Æ)	19,300	2,636	Element Solutions Inc. (Æ)	155,479	1,688
Inogen, Inc. (Æ)	3,398	297	GCP Applied Technologies, Inc. (Æ)	39,690	1,143
Integra LifeSciences Holdings Corp. (Æ)	43,923	2,292	Global Brass & Copper Holdings, Inc.	16,735	726
Ionis Pharmaceuticals, Inc. (Æ)	7,245	539	Hexcel Corp.	1,255	89
Jazz Pharmaceuticals PLC(Æ)	387	50	Ingevity Corp. (Æ)	3,946	454
LHC Group, Inc. (Æ)	29,003	3,223	Innospec, Inc.	4,161	353
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	9,648	1,214	Interface, Inc. Class A	33,688	540
Magellan Health, Inc. (Æ)	22,060	1,544	International Flavors & Fragrances, Inc. (Ñ)	3,273	451
Medidata Solutions, Inc. (Æ)	12,579	1,136	ITT, Inc.	39,309	2,380
MEDNAX, Inc. (Æ)	4,821	135	KAR Auction Services, Inc.	39,659	2,240

See accompanying notes which are an integral part of the financial statements.

230 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
LB Foster Co. Class A(Æ)	16,210	348	Badger Meter, Inc.	16,476	914
Lennox International, Inc.	3,222	875	Barnes Group, Inc.	28,739	1,598
Masco Corp.	17,965	702	Booz Allen Hamilton Holding Corp. Class A	9,028	535
Minerals Technologies, Inc.	21,553	1,353	Brady Corp. Class A	46,947	2,291
Mueller Water Products, Inc. Class A	97,728	1,049	Brink's Co. (The)	24,651	1,970
NewMarket Corp.	1,978	830	Carlisle Cos. , Inc.	3,258	461
NN, Inc.	88,626	801	Construction Partners, Inc. Class A(Æ)	14,400	189
Owens Corning	5,008	257	CoStar Group, Inc. (Æ)	10,152	5,038
Owens-Illinois, Inc.	79,470	1,570	Covenant Transportation Group, Inc. Class
Packaging Corp. of America	4,726	469	A(Æ)	29,031	567
Patrick Industries, Inc. (Æ)	5,669	283	Crane Co.	6,145	523
PolyOne Corp.	6,686	185	Dycom Industries, Inc. (Æ)	24,935	1,237
Quaker Chemical Corp.	5,019	1,123	Echo Global Logistics, Inc. (Æ)	48,039	1,102
Rayonier Advanced Materials, Inc.	82,560	1,225	EMCOR Group, Inc.	9,346	786
RBC Bearings, Inc. (Æ)	1,937	266	EnPro Industries, Inc.	15,602	1,160
Reliance Steel & Aluminum Co.	4,945	455	ESCO Technologies, Inc.	40,946	3,071
Royal Gold, Inc.	6,994	609	ExlService Holdings, Inc. (Æ)	4,894	291
RPM International, Inc.	6,601	400	Flir Systems, Inc.	21,187	1,122
Schnitzer Steel Industries, Inc. Class A	6,611	157	Flowserve Corp.	7,313	359
Schweitzer-Mauduit International, Inc.	8,357	297	Forward Air Corp.	3,832	243
Sealed Air Corp.	6,959	324	Franklin Electric Co. , Inc.	24,410	1,193
Sensient Technologies Corp.	12,567	881	FTI Consulting, Inc. (Æ)	2,997	255
Sonoco Products Co.	3,919	247	Gencor Industries, Inc. (Æ)	55,511	670
Steel Dynamics, Inc.	7,194	228	Genesee & Wyoming, Inc. Class A(Æ)	10,257	909
Trinseo SA	12,619	567	Graco, Inc.	4,371	224
United States Lime & Minerals, Inc.	6,407	518	Greenbrier Cos. , Inc.	24,147	858
United States Steel Corp.	32,615	509	Healthcare Services Group, Inc. (Ñ)	63,955	2,165
Universal Forest Products, Inc.	7,875	291	HEICO Corp.	27,612	2,914
Valhi, Inc.	92,690	233	Herman Miller, Inc.	22,678	880
Valvoline, Inc.	108,402	2,005	HNI Corp.	4,654	171
Venator Materials PLC(Æ)	19,817	120	Huntington Ingalls Industries, Inc.	2,646	589
Versum Materials, Inc.	56,077	2,926	Hurco Cos. , Inc.	17,656	694
Vulcan Materials Co.	13,817	1,742	Hyster-Yale Materials Handling, Inc.	11,711	780
Watsco, Inc.	4,901	777	ICF International, Inc.	26,468	2,061
WR Grace & Co.	2,986	226	IDEX Corp.	2,087	327
		51,427	Insperity, Inc.	1,176	141
			Jacobs Engineering Group, Inc.	8,389	654
Producer Durables - 15.6%			JetBlue Airways Corp. (Æ)	31,024	576
ACCO Brands Corp.	132,237	1,209	Keysight Technologies, Inc. (Æ)	29,870	2,600
AECOM(Æ)	73,277	2,484	Kirby Corp. (Æ)	20,475	1,673
AGCO Corp.	5,426	384	Knight-Swift Transportation Holdings, Inc.
Aircastle, Ltd.	36,658	730	(Æ)(Ñ)	9,433	315
Alamo Group, Inc.	5,697	590	Knoll, Inc.	24,255	530
Alaska Air Group, Inc.	7,582	469	Korn/Ferry International	32,136	1,511
Allied Motion Technologies, Inc.	8,306	304	Kornit Digital, Ltd. (Æ)(Ñ)	22,526	649
Allison Transmission Holdings, Inc. Class A	31,969	1,498	Lamb Weston Holdings, Inc.	3,706	260
Altra Industrial Motion Corp.	20,568	771	Littelfuse, Inc.	11,458	2,304
AO Smith Corp.	22,536	1,185	Lydall, Inc. (Æ)	13,458	331
Apergy Corp. (Æ)	34,830	1,382	MAXIMUS, Inc.	30,169	2,222
Applied Industrial Technologies, Inc.	4,000	240	Middleby Corp. (Æ)	6,648	878
ArcBest Corp.	32,686	999	Modine Manufacturing Co. (Æ)	102,045	1,509
Arcosa, Inc.	33,444	1,041	MSC Industrial Direct Co. , Inc. Class A	6,490	543
ASGN, Inc. (Æ)	6,426	405	MYR Group, Inc. (Æ)	5,902	213
Astec Industries, Inc.	15,973	538	Navigant Consulting, Inc.	8,155	186
Atlas Air Worldwide Holdings, Inc. (Æ)	32,800	1,584	Nordson Corp.	6,634	968
Avery Dennison Corp.	4,784	529	NV5 Global, Inc. (Æ)	27,189	1,722
Babcock & Wilcox Co. (The) Class W(Æ)	64,981	3,321	Paylocity Holding Corp. (Æ)	5,819	562

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 231

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Progressive Waste Solutions, Ltd.	7,312	678	Diodes, Inc. (Æ)	27,037	985
Proto Labs, Inc. (Æ)	8,132	893	Dolby Laboratories, Inc. Class A	22,787	1,474
Quanta Services, Inc.	54,577	2,216	Entegris, Inc.	66,938	2,735
Robert Half International, Inc.	4,436	275	Envestnet, Inc. (Æ)	52,052	3,695
Rush Enterprises, Inc. Class A	41,418	1,757	EPAM Systems, Inc. (Æ)	25,533	4,580
Ryder System, Inc.	14,437	910	Everbridge, Inc. (Æ)	13,755	1,016
Saia, Inc. (Æ)	28,441	1,831	Fabrinet(Æ)	6,748	408
Ship Finance International, Ltd. (Ñ)	24,287	310	Finisar Corp. (Æ)	46,058	1,111
Snap-on, Inc. (Ñ)	7,618	1,282	FireEye, Inc. (Æ)	59,032	946
Spirit AeroSystems Holdings, Inc. Class A	3,005	261	Five9, Inc. (Æ)	44,487	2,361
SPX Corp. (Æ)	58,231	2,125	Fortinet, Inc. (Æ)	26,676	2,492
Standex International Corp.	10,356	684	Gartner, Inc. (Æ)	8,942	1,422
Stericycle, Inc. (Æ)	12,268	716	Genpact, Ltd.	53,372	1,937
Teledyne Technologies, Inc. (Æ)	2,716	675	GoDaddy, Inc. Class A(Æ)	34,158	2,784
Terex Corp.	4,352	145	GrubHub, Inc. (Æ)(Ñ)	24,161	1,614
Tetra Tech, Inc.	12,350	799	Guidewire Software, Inc. (Æ)	16,464	1,753
Thermon Group Holdings, Inc. (Æ)	27,104	699	Harris Corp.	4,552	767
TopBuild Corp. (Æ)	4,653	331	InterXion Holding NV(Æ)	26,850	1,858
Toro Co. (The)	17,103	1,251	IPG Photonics Corp. (Æ)	1,991	348
TreeHouse Foods, Inc. (Æ)	12,630	846	Jabil Circuit, Inc.	6,244	189
Trimble Navigation, Ltd. (Æ)	53,406	2,180	Leidos Holdings, Inc.	16,546	1,216
TrueBlue, Inc. (Æ)	41,640	1,006	Liberty Latin America, Ltd. Class C(Æ)	17,374	362
Tutor Perini Corp. (Æ)	22,658	452	LiveRamp Holdings, Inc. (Æ)	30,533	1,781
UniFirst Corp.	8,949	1,415	LogMeIn, Inc.	4,236	349
United Rentals, Inc. (Æ)	12,333	1,738	MACOM Technology Solutions Holdings,
Vectrus, Inc. (Æ)	8,359	339	Inc. (Æ)	5,670	79
Wabtec Corp. (Ñ)	15,241	1,129	ManTech International Corp. Class A	63,428	3,932
WageWorks, Inc. (Æ)	107,226	5,232	Marvell Technology Group, Ltd.	34,667	867
Watts Water Technologies, Inc. Class A	16,796	1,438	Monolithic Power Systems, Inc.	12,574	1,958
WESCO International, Inc. (Æ)	9,159	524	Motorola Solutions, Inc.	8,742	1,267
Xerox Corp.	8,822	294	NCR Corp. (Æ)	21,311	617
Zebra Technologies Corp. Class A(Æ)	7,984	1,686	Nice, Ltd. - ADR(Æ)(Ñ)	22,852	3,150
		114,274	ON Semiconductor Corp. (Æ)	9,500	219
			Open Text Corp.	25,829	993
Technology - 15.1%			Perspecta, Inc.	44,991	1,038
8x8, Inc. (Æ)	43,593	1,043	PlayAGS, Inc. (Æ)	54,220	1,308
ADT, Inc. (Ñ)	58,655	387	Plexus Corp. (Æ)	54,305	3,268
Advanced Micro Devices, Inc. (Æ)	30,216	835	Power Integrations, Inc.	8,699	687
Alarm. com Holdings, Inc. (Æ)	20,882	1,480	Progress Software Corp.	64,351	2,935
Anixter International, Inc. (Æ)	5,435	342	Proofpoint, Inc. (Æ)	14,021	1,759
Arista Networks, Inc. (Æ)	2,773	866	PTC, Inc. (Æ)	28,158	2,548
Arrow Electronics, Inc. (Æ)	7,490	633	Qualys, Inc. (Æ)	11,825	1,067
Avaya Holdings Corp. (Æ)	68,142	1,300	Rambus, Inc. (Æ)	18,176	208
Avnet, Inc.	5,180	252	RealPage, Inc. (Æ)	36,206	2,361
Black Knight, Inc. (Æ)	14,931	842	Resideo Technologies, Inc. (Æ)	28,294	642
Bottomline Technologies, Inc. (Æ)	18,772	949	Rogers Corp. (Æ)	8,570	1,436
Box, Inc. Class A(Æ)	64,278	1,325	Simulations Plus, Inc.	16,354	369
CACI International, Inc. Class A(Æ)	13,496	2,631	Skyworks Solutions, Inc.	12,233	1,079
Cadence Design Systems, Inc. (Æ)	16,666	1,156	SolarWinds Corp. (Æ)(Ñ)	37,056	724
Carbonite, Inc. (Æ)	53,950	1,323	Splunk, Inc. (Æ)	2,770	382
Cars. com, Inc. (Æ)(Ñ)	26,000	541	Super Micro Computer, Inc. (Æ)	149,629	3,355
Cognex Corp.	18,562	936	SYNNEX Corp.	8,474	914
Conduent, Inc. (Æ)	26,208	336	Take-Two Interactive Software, Inc. (Æ)	22,112	2,141
Cornerstone OnDemand, Inc. (Æ)	19,654	1,074	Teradata Corp. (Æ)	40,934	1,861
Cypress Semiconductor Corp.	39,823	684	TESSCO Technologies, Inc.	32,939	611
Daily Journal Corp. (Æ)(Ñ)	3,285	733	Tyler Technologies, Inc. (Æ)	9,589	2,224
Descartes Systems Group, Inc. (The)(Æ)	40,809	1,632	Ultimate Software Group, Inc. (Æ)	6,703	2,216

See accompanying notes which are an integral part of the financial statements.

232 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Virtusa Corp. (Æ)	27,802	1,544		Other Securities - 5.1%
Zendesk, Inc. (Æ)	12,824	1,126		U. S. Cash Collateral Fund(×)(@)	37,130,052(8)	37,130
		110,368		Total Other Securities
				(cost $37,130)		37,130
Utilities - 4.7%
Alliant Energy Corp.	6,259	296		Total Investments 106.2%
American States Water Co.	15,862	1,129		(identified cost $531,041)		775,734
American Water Works Co. , Inc.	9,200	995
Antero Midstream Corp.	54,280	663		Other Assets and Liabilities, Net
Aqua America, Inc.	21,707	848	-	(6.2%)		(45,183)
Atmos Energy Corp.	4,700	481
Avista Corp.	14,165	611		Net Assets - 100.0%		730,551
Boingo Wireless, Inc. (Æ)	55,895	1,271
Clearway Energy, Inc. (Æ)	9,900	152
CMS Energy Corp.	58,037	3,224
CNX Resources Corp. (Æ)	36,938	331
Cogent Communications Holdings, Inc.	20,249	1,118
Connecticut Water Service, Inc.	5,388	369
El Paso Electric Co.	24,477	1,496
Evergy, Inc.	5,339	309
GCI Liberty, Inc. Class A(Æ)	52,808	3,148
j2 Global, Inc.	7,053	618
Midstates Petroleum Co. , Inc. (Æ)	97,633	1,247
National Fuel Gas Co.	13,338	790
NorthWestern Corp.	20,776	1,451
OGE Energy Corp.	4,306	182
ONE Gas, Inc.	9,629	852
Pinnacle West Capital Corp.	7,186	685
Portland General Electric Co.	8,773	459
RingCentral, Inc. Class A(Æ)	18,206	2,119
South Jersey Industries, Inc.	37,664	1,210
Southwest Gas Holdings, Inc.	18,121	1,508
Spok Holdings, Inc.	11,136	154
UGI Corp.	13,896	757
Vistra Energy Corp.	163,083	4,444
Vonage Holdings Corp. (Æ)	88,924	864
Zayo Group Holdings, Inc. (Æ)	15,307	479
		34,260

Total Common Stocks
(cost $466,593)		711,286

Warrants & Rights - 0.0%
Pan American Silver Corp. (Æ)(Ñ)(Š)
2029 Rights	191,576	40

Total Warrants & Rights
(cost $41)		40

Short-Term Investments - 3.7%
U. S. Cash Management Fund(@)	27,272,136(8)	27,278
Total Short-Term Investments
(cost $27,277)		27,278

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 233

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Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	37	USD	7,302	06/19	180
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					180

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$102,253	$—	$—	$—	$102,253	14.0
Consumer Staples	25,909	—	—	—	25,909	3.6
Energy	18,035	—	—	—	18,035	2.5
Financial Services	183,327	—	—	—	183,327	25.1
Health Care	71,433	—	—	—	71,433	9.8
Materials and Processing	51,421	—	6	—	51,427	7.0
Producer Durables	114,274	—	—	—	114,274	15.6
Technology	110,368	—	—	—	110,368	15.1
Utilities	34,260	—	—	—	34,260	4.7
Warrants & Rights	—	—	40	—	40	— *
Short-Term Investments	—	—	—	27,278	27,278	3.7
Other Securities	—	—	—	37,130	37,130	5.1
Total Investments	711,280	—	46	64,408	775,734	106.2
Other Assets and Liabilities, Net						(6.2)
						100.0
Other Financial Instruments
Assets
Futures Contracts	180	—	—	—	180	(—)*

Total Other Financial Instruments**	$180	$—	$—	$—	$180

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

234 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 235

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Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$180

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,680

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$421

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

236 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$35,960	$—	$35,960
Total Financial and Derivative Assets		35,960	—	35,960
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$35,960	$—	$35,960

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Nova Scotia	$308	$—	$ 308	$—
Barclays	1,781	—	1,781	—
Citigroup	7,458	—	7,458	—
Credit Suisse	769	—	769	—
HSBC	3,834	—	3,834	—
ING	170	—	170	—
Merrill Lynch	5,061	—	5,061	—
Morgan Stanley	16,579	—	16,579	—
Total	$35,960	$—	$ 35,960	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 237

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Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$531,041
Investments, at fair value(*)(>)	775,734
Receivables:
Dividends and interest	155
Dividends from affiliated funds	55
Investments sold	172
Fund shares sold	1,594
From broker(a)	121
Variation margin on futures contracts	180
Prepaid expenses	3
Total assets	778,014

Liabilities
Payables:
Investments purchased	9,204
Fund shares redeemed	374
Accrued fees to affiliates	680
Other accrued expenses	75
Payable upon return of securities loaned	37,130
Total liabilities	47,463

Net Assets	$730,551

See accompanying notes which are an integral part of the financial statements.

238 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$250,137
Shares of beneficial interest	255
Additional paid-in capital	480,159
Net Assets	$730,551

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$27.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$29.17
Class A — Net assets	$15,991,123
Class A — Shares outstanding ($. 01 par value)	581,630
Net asset value per share: Class C(#)	$23.35
Class C — Net assets	$14,937,608
Class C — Shares outstanding ($. 01 par value)	639,612
Net asset value per share: Class E(#)	$27.56
Class E — Net assets	$736,378
Class E — Shares outstanding ($. 01 par value)	26,717
Net asset value per share: Class M(#)	$28.91
Class M — Net assets	$60,306,173
Class M — Shares outstanding ($. 01 par value)	2,086,029
Net asset value per share: Class S(#)	$28.84
Class S — Net assets	$638,579,509
Class S — Shares outstanding ($. 01 par value)	22,141,213
Amounts in thousands
(*) Securities on loan included in investments	$35,960
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$64,408

(a) Receivable from Broker for Futures	$121
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 239

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Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,359
Dividends from affiliated funds	285
Securities lending income (net)	52
Total investment income	4,696

Expenses
Advisory fees	3,239
Administrative fees	160
Custodian fees	51
Distribution fees - Class A	17
Distribution fees - Class C	51
Transfer agent fees - Class A	13
Transfer agent fees - Class C	13
Transfer agent fees - Class E	1
Transfer agent fees - Class M	34
Transfer agent fees - Class S	570
Professional fees	37
Registration fees	52
Shareholder servicing fees - Class C	17
Shareholder servicing fees - Class E	1
Trustees’ fees	11
Printing fees	43
Miscellaneous	14
Expenses before reductions	4,324
Expense reductions	(314)
Net expenses	4,010
Net investment income (loss)	686

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,388
Investments in affiliated funds	2
Futures contracts	1,680
Net realized gain (loss)	7,070
Net change in unrealized appreciation (depreciation) on:
Investments	44,800
Investments in affiliated funds .	2
Futures contracts	421
Net change in unrealized appreciation (depreciation)	45,223
Net realized and unrealized gain (loss)	52,293
Net Increase (Decrease) in Net Assets from Operations	$52,979

See accompanying notes which are an integral part of the financial statements.

240 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$686	$(807)
Net realized gain (loss)	7,070	(208)
Net change in unrealized appreciation (depreciation)	45,223	17,178
Net increase (decrease) in net assets from operations	52,979	16,163

Distributions
To shareholders
Class A	—	(73)
Class C	—	(93)
Class E	—	(4)
Class M	—	(103)
Class S	—	(2,886)
Net decrease in net assets from distributions	—	(3,159)

Share Transactions*
Net increase (decrease) in net assets from share transactions	33,909	84,970
Total Net Increase (Decrease) in Net Assets	86,888	97,974

Net Assets
Beginning of period	643,663	545,689
End of period	$730,551	$643,663

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 241

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Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	127	$3,247	111	$2,927
Proceeds from reinvestment of distributions	—	—	3	72
Payments for shares redeemed	(55)	(1,371)	(118)	(3,106)
Net increase (decrease)	72	1,876	(4)	(107)
Class C
Proceeds from shares sold	115	2,494	91	2,062
Proceeds from reinvestment of distributions	—	—	4	93
Payments for shares redeemed	(88)	(1,940)	(119)	(2,721)
Net increase (decrease)	27	554	(24)	(566)
Class E
Proceeds from shares sold	— **	3	1	20
Proceeds from reinvestment of distributions	—	—	— **	4
Payments for shares redeemed	(1)	(25)	(2)	(58)
Net increase (decrease)	(1)	(22)	(1)	(34)
Class M
Proceeds from shares sold	1,228	33,864	576	15,729
Proceeds from reinvestment of distributions	—	—	4	103
Payments for shares redeemed	(136)	(3,662)	(152)	(4,222)
Net increase (decrease)	1,092	30,202	428	11,610
Class S
Proceeds from shares sold	3,510	92,200	5,663	156,670
Proceeds from reinvestment of distributions	—	—	107	2,853
Payments for shares redeemed	(3,384)	(90,901)	(3,081)	(85,456)
Net increase (decrease)	126	1,299	2,689	74,067
Total increase (decrease)	1,316	$33,909	3,088	$84,970

**Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

242 Tax-Managed U.S. Mid & Small Cap Fund

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Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

arc

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	25.58	(.01)	1.92	1.91	—	—
October 31, 2018	24.96	(.10)	. 87	. 77	—	(. 15)
October 31, 2017	20.15	(.07)	4.88	4.81	—	—
October 31, 2016	20.26	(.04)	. 03	(. 01)	—	(. 10)
October 31, 2015	21.65	(.10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	21.99	(.14)	1.56	1.42	—(f)	(1.76)

Class C
April 30, 2019*	21.80	(.08)	1.63	1.55	—	—
October 31, 2018	21.45	(.25)	. 75	. 50	—	(. 15)
October 31, 2017	17.44	(.20)	4.21	4.01	—	—
October 31, 2016	17.68	(.16)	. 02	(. 14)	—	(. 10)
October 31, 2015	19.18	(.22)	(. 03)	(. 25)	—	(1.25)
October 31, 2014	19.81	(.26)	1.39	1.13	—(f)	(1.76)

Class E
April 30, 2019*	25.64	—(f)	1.92	1.92	—	—
October 31, 2018	25.01	(.09)	. 87	. 78	—	(. 15)
October 31, 2017	20.19	(.04)	4.86	4.82	—	—
October 31, 2016	20.29	(.03)	. 03	—	—	(. 10)
October 31, 2015	21.68	(.10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	22.01	(.14)	1.57	1.43	—(f)	(1.76)

Class M
April 30, 2019*	26.84	. 03	2.04	2.07	—	—
October 31, 2018	26.09	—(f)	. 90	. 90	—	(. 15)
October 31, 2017(9)	23.84	(.04)	2.29	2.25	—	—

Class S
April 30, 2019*	26.79	. 03	2.02	2.05	—	—
October 31, 2018	26.06	(.03)	. 91	. 88	—	(. 15)
October 31, 2017	20.98	(.01)	5.09	5.08	—	—
October 31, 2016	21.03	. 02	. 03	. 05	—	(. 10)
October 31, 2015	22.38	(.05)	(. 05)	(. 10)	—	(1.25)
October 31, 2014	22.61	(.09)	1.62	1.53	—(f)	(1.76)

See accompanying notes which are an integral part of the financial statements.

244 Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

—	27.49	7.47	15,991	1.53	1.47	(.05)	42
(. 15)	25.58	3.07	13,046	1.54	1.50	(.38)	45
—	24.96	23.87	12,824	1.55	1.53	(.32)	48
(. 10)	20.15	(. 01)	9,794	1.56	1.52	(.20)	70
(1.25)	20.26	(. 77)	9,189	1.57	1.53	(.49)	65
(1.76)	21.65	6.73	6,489	1.58	1.53	(.69)	80

—	23.35	7.16	14,938	2.28	2.19	(.77)	42
(. 15)	21.80	2.31	13,359	2.29	2.22	(1.10)	45
—	21.45	22.99	13,668	2.30	2.25	(1.03)	48
(. 10)	17.44	(. 75)	11,720	2.32	2.24	(.92)	70
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	65
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80

—	27.56	7.49	736	1.53	1.44	(.02)	42
(. 15)	25.64	3.11	707	1.54	1.47	(.35)	45
—	25.01	23.87	722	1.55	1.50	(.17)	48
(. 10)	20.19	. 04	8,301	1.57	1.49	(.17)	70
(1.25)	20.29	(. 77)	7,918	1.57	1.50	(.46)	65
(1.76)	21.68	6.77	6,383	1.57	1.50	(.65)	80

—	28.91	7.71	60,306	1.29	1.10	. 22	42
(. 15)	26.84	3.44	26,676	1.29	1.12	(.01)	45
—	26.09	9.40	14,762	1.30	1.15	(.25)	48

—	28.84	7.61	638,580	1.28	1.19	. 23	42
(. 15)	26.79	3.37	589,875	1.29	1.22	(.10)	45
—	26.06	24.21	503,713	1.30	1.25	(.04)	48
(. 10)	20.98	. 28	368,625	1.32	1.24	. 08	70
(1.25)	21.03	(. 55)	339,969	1.32	1.25	(.21)	65
(1.76)	22.38	7.01	297,498	1.32	1.25	(.40)	80

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 245

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$552,880
Administration fees	28,381
Distribution fees	12,132
Shareholder servicing fees	3,149
Transfer agent fees	83,676
$680,218

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$20,842	$ 94,611	$ 78,323	$ —	$ —	$37,130	$313	$—
U. S. Cash Management Fund	19,899	90,508	83,133	2	2	27,278	285	—
	$40,741	$ 185,119	$ 161,456	$ 2	$ 2	$64,408	$598	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$532,100,797
Unrealized Appreciation	$247,152,834
Unrealized Depreciation	(3,339,825)
Net Unrealized Appreciation (Depreciation)	$243,813,009

See accompanying notes which are an integral part of the financial statements.

246 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,070.70	$1,018.45
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.57	$6.41

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,066.20	$1,014.73
	Expenses Paid During Period*	$10.40	$10.14
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,071.20	$1,018.45
of other funds.	Expenses Paid During Period*	$6.57	$6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed International Equity Fund 247

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,073.10	$1,020.18
Expenses Paid During Period*	$4.78	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,072.10	$1,019.69
Expenses Paid During Period*	$5.29	$5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

248 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.2%			Brazil - 2.2%
Argentina - 0.2%			B2W Cia Digital(Æ)	243,480	2,375
Banco Macro SA - ADR	17,689	718	B3 SA - Brasil Bolsa Balcao	92,416	812
Grupo Financiero Galicia SA - ADR	29,601	645	Banco Bradesco SA - ADR	96,206	872
YPF SA - ADR	72,401	979	Banco do Brasil SA(Æ)	44,375	562
		2,342	Banco Santander Brasil SA - ADR	22,238	255
			BB Seguridade Participacoes SA	144,964	1,045
Australia - 1.9%			Braskem SA - ADR	42,926	1,050
AGL Energy, Ltd.	58,921	924	Centrais Eletricas Brasileiras SA
Amcor, Ltd. Class A	484,213	5,473	- ADR(Æ)	213,125	1,807
Aristocrat Leisure, Ltd.	29,093	535	Cia Brasileira de Distribuicao - ADR	10,451	257
ASX, Ltd. - ADR	12,247	643	Cia de Saneamento Basico do Estado de
AusNet Services(Æ)	558,603	699	Sao Paulo - ADR(Æ)	152,292	1,821
Australia & New Zealand Banking			Cia de Saneamento de Minas
Group, Ltd. - ADR	103,987	1,994	Gerais-COPASA	19,464	343
Bendigo & Adelaide Bank, Ltd.	94,861	689	Cosan SA Industria e Comercio	43,279	517
BHP Billiton, Ltd. - ADR	12,620	333	Embraer SA - ADR	47,370	948
BlueScope Steel, Ltd.	31,969	304	Estacio Participacoes SA	180,424	1,251
Brambles, Ltd.	121,621	1,034	Gerdau SA - ADR	163,628	586
Commonwealth Bank of Australia - ADR	14,181	745	Hapvida Participacoes e Investimentos
CSL, Ltd.	15,713	2,200	SA(Þ)	288,618	2,227
Dexus Property Group(Æ)(ö)	52,829	465	Hypermarcas SA(Æ)	55,824	400
Fortescue Metals Group, Ltd.	42,690	215	IRB-Brasil Resseguros SA	100,000	2,395
Goodman Group(ö)	71,710	665	Itau Unibanco Holding SA - ADR	302,581	2,617
GPT Group (The)(ö)	104,066	420	Petroleo Brasileiro SA - ADR(Æ)	551,098	8,074
Insurance Australia Group, Ltd.	83,580	464	Rumo SA(Æ)	717,371	3,311
Macquarie Group, Ltd.	29,314	2,787	TIM Participacoes SA - ADR(Æ)	35,084	520
Mirvac Group(ö)	279,335	557	Vale SA Class B - ADR	143,041	1,828
National Australia Bank, Ltd. - ADR	115,985	2,073			35,873
Rio Tinto, Ltd. - ADR	20,684	1,391
Scentre Group(ö)	302,122	814	Canada - 3.8%
Sonic Healthcare, Ltd.	29,908	541	Algonquin Power & Utilities Corp.	234,669	2,678
South32, Ltd.	174,533	411	Alimentation Couche-Tard, Inc. Class B	11,084	654
Stockland(ö)	77,317	205	Bank of Montreal	30,715	2,426
Suncorp Group, Ltd.	70,148	657	Bank of Nova Scotia (The)	21,014	1,157
Transurban Group - ADR(Æ)	66,903	634	BCE, Inc.	6,228	279
Wesfarmers, Ltd. (Æ)	42,966	1,091	Brookfield Asset Management, Inc.
Westpac Banking Corp.	43,534	844	Class A	56,121	2,706
Woolworths Group, Ltd.	35,586	799	Brookfield Real Estate Services, Inc.	115,492	1,485
		30,606	Canadian Imperial Bank of Commerce	5,205	438
			Canadian National Railway Co.	10,184	946
Austria - 0.3%			Canadian Natural Resources, Ltd.	80,970	2,431
Andritz AG	65,010	3,109	Canadian Pacific Railway, Ltd.	4,758	1,066
Erste Group Bank AG	13,419	538	CCL Industries, Inc. Class B	1,170	50
OMV AB	6,996	376	Celestica, Inc. (Æ)	231,804	1,653
UNIQA Insurance Group AG	49,228	526	Cenovus Energy, Inc.	200,609	1,989
Voestalpine AG	16,888	545	CGI Group, Inc. (Æ)	3,049	219
		5,094	Dollarama, Inc.	6,447	194
			Enbridge, Inc.	38,738	1,431
Belgium - 0.3%			Fairfax Financial Holdings, Ltd.	1,210	577
Ageas	13,291	701	First Quantum Minerals, Ltd.	477,220	5,039
Colruyt SA	4,205	303	Fortis, Inc.	107,268	3,964
Groupe Bruxelles Lambert SA	4,368	418	George Weston, Ltd.	9,558	714
KBC Groep NV	49,155	3,645	Great-West Lifeco, Inc.	39,417	991
		5,067	Healthcare Realty Trust, Inc. (Æ)	100	2
			Husky Energy, Inc.	29,082	316
			Hydro One, Ltd. (Þ)	60,231	975

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 249

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
iA Financial Corp. , Inc.	8,194	326	Baozun, Inc. - ADR(Æ)	33,793	1,639
Imperial Oil, Ltd.	20,710	602	China CITIC Bank Corp. , Ltd. Class H	6,382,000	4,094
Intact Financial Corp.	6,341	519	China Communications Services Corp. ,
Loblaw Cos. , Ltd.	13,454	659	Ltd. Class H	784,000	632
Lundin Mining Corp.	37,497	201	China Construction Bank Corp. Class H	6,426,000	5,668
Magna International, Inc. Class A	22,403	1,247	China Everbright Bank Co. , Ltd. Class H	718,000	354
Manulife Financial Corp.	47,599	877	China Life Insurance Co. , Ltd. Class H	194,000	549
Metro, Inc. Class A	28,332	1,026	China Mengniu Dairy Co. , Ltd.	667,000	2,469
National Bank of Canada	17,143	817	China Merchants Bank Co. , Ltd. Class A	184,000	941
Nutrien, Ltd.	72,042	3,907	China Merchants Bank Co. , Ltd. Class H	152,500	756
Open Text Corp.	11,610	446	China Minsheng Banking Corp. , Ltd.
Power Corp. of Canada	39,171	899	Class H	621,800	467
Power Financial Corp.	31,160	743	China National Building Material Co. ,
Restaurant Brands International, Inc.	10,135	661	Ltd. Class H	5,628,000	5,216
RioCan Real Estate Investment Trust(ö)	18,925	364	China Overseas Land & Investment, Ltd.	164,000	614
Rogers Communications, Inc. Class B	47,536	2,393	China Pacific Insurance Group Co. , Ltd.
Royal Bank of Canada - GDR	52,833	4,210	Class H	81,000	332
Sun Life Financial, Inc.	50,979	2,118	China Petroleum & Chemical Corp.
Suncor Energy, Inc.	13,571	448	Class H	796,000	610
Teck Resources, Ltd. Class B	46,628	1,103	China Resources Gas Group, Ltd.	186,000	862
Toronto Dominion Bank	31,046	1,771	China Resources Land, Ltd.	332,968	1,446
TransCanada Corp.	18,850	900	China Resources Pharmaceutical Group,
Trisura Group, Ltd. (Æ)	109	2	Ltd. (Þ)	1,443,500	2,051
West Fraser Timber Co. , Ltd.	11,139	573	China Shenhua Energy Co. , Ltd. Class H	227,000	502
		61,192	China Telecom Corp. , Ltd. Class H	1,552,000	805
			China Tower Corp. , Ltd. Class H(Þ)	4,646,000	1,257
Cayman Islands - 0.2%			China Vanke Co. , Ltd. Class A	174,500	748
3SBio, Inc. (Þ)	744,500	1,371	China Vanke Co. , Ltd. Class H	88,800	342
Bilibili, Inc. - ADR(Æ)	107,471	1,913	Chongqing Changan Automobile Co. ,
		3,284	Ltd. Class B	29	—
			Chongqing Rural Commercial Bank Co. ,
Chile - 0.5%			Ltd. Class H	755,059	440
Banco de Chile - ADR	3	—	CIFI Holdings Group Co. , Ltd.	2,876,000	1,913
Banco de Credito e Inversiones	9,373	624	CITIC Securities Co. , Ltd. Class H	124,500	269
Cencosud SA	249,301	473	CNOOC, Ltd.	454,000	821
Cia Cervecerias Unidas SA - ADR	23,976	660	Country Garden Holdings Co. , Ltd.	405,000	654
Enel Americas SA - ADR	100,412	878	CRRC Corp. , Ltd.	2,241,000	1,955
Enersis Chile SA	7,036,400	709	Ctrip. com International, Ltd. - ADR(Æ)	64,278	2,831
Liberty Latin America, Ltd. Class C(Æ)	152,964	3,188	ENN Energy Holdings, Ltd.	84,000	794
Sociedad Quimica y Minera de Chile			Geely Automobile Holdings, Ltd.	640,000	1,287
SA - ADR	20,596	734	GF Securities Co. , Ltd. Class H	427,200	578
		7,266	Guangdong Wens Foodstuff Group Co. ,
			Ltd. Class A	330,520	2,022
China - 9.1%			Guangzhou Automobile Group Co. , Ltd.
Agile Group Holdings, Ltd.	460,000	696	Class H	448,000	480
Agricultural Bank of China, Ltd. Class H	3,398,000	1,566	Haitong Securities Co. , Ltd. Class H	1,316,800	1,698
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	8,095	Hangzhou Hikvision Digital Technology
Aluminum Corp. of China, Ltd. Class			Co. , Ltd. Class A	712,220	3,455
H(Æ)	2,808,000	1,100	Han's Laser Technology Industry Group
Angang Steel Co. , Ltd. Class H	1,530,000	1,025	Co. , Ltd. Class A	301,062	1,749
Anhui Conch Cement Co. , Ltd. Class H	764,000	4,651	Hua Hong Semiconductor, Ltd. (Þ)	844,000	1,999
Baidu, Inc. - ADR(Æ)	6,981	1,160	Huafa Industrial Co. , Ltd. Zhuhai Class
Bank of China, Ltd. Class H	8,241,437	3,923	A	611,237	770
Bank of Communications Co. , Ltd. Class			Huaxin Cement Co. , Ltd. Class A	972,186	3,899
A	764,700	711	Industrial & Commercial Bank of China,
Bank of Communications Co. , Ltd. Class			Ltd. Class H	3,339,000	2,508
H	798,000	672	Industrial Bank Co. , Ltd. Class A	969,527	2,867

See accompanying notes which are an integral part of the financial statements.

250 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lenovo Group, Ltd.	9,582,000	8,884	ISS A/S	11,013	343
Li Ning Co. , Ltd. (Æ)	370,000	673	Novo Nordisk A/S Class B	31,702	1,551
Longfor Properties Co. , Ltd.	146,500	541	Scandinavian Tobacco Group A/S(Þ)	201,946	2,407
Luxshare Precision Industry Co. , Ltd.			Tryg A/S	10,952	335
Class A	372,600	1,446	William Demant Holding A/S(Æ)	6,818	215
Maanshan Iron & Steel Co. , Ltd. Class A	1,283,261	660			19,253
New Oriental Education & Technology
Group - ADR(Æ)	19,149	1,828	Finland - 0.3%
Offshore Oil Engineering Co. , Ltd. Class			Elisa OYJ Class A	90	4
A	3,904,112	3,323	Fortum OYJ	5,691	121
PetroChina Co. , Ltd. Class H	3,784,000	2,405	Kone OYJ Class B	13,925	763
PICC Property & Casualty Co. , Ltd.			Neste OYJ	3,651	120
Class H	1,370,000	1,540	Nordea Bank AB	735	6
Ping An Insurance Group Co. of China,			Stora Enso OYJ Class R	26,592	331
Ltd. Class A	304,290	3,889	Tikkurila OYJ	131,341	2,197
Ping An Insurance Group Co. of China,			UPM-Kymmene OYJ	22,207	627
Ltd. Class H	525,500	6,332			4,169
Postal Savings Bank of China Co. , Ltd.
Class H(Þ)	541,000	329	France - 7.3%
Sany Heavy Industry Co. , Ltd. Class A	1,725,100	3,117	Aeroports de Paris	1,811	369
Seazen Holdings Co. , Ltd. Class A	224,700	1,321	Air Liquide SA Class A	45,101	5,998
Shanghai Pharmaceuticals Holding Co. ,			Airbus Group SE	5,064	693
Ltd. Class H	659,500	1,382	Amundi SA(Þ)	63,246	4,548
SINA Corp. (Æ)	2,673	168	Arkema SA	1,765	182
Sinopec Shanghai Petrochemical Co. ,			Atos SE	4,414	456
Ltd. Class H	2,299,136	1,039	AXA SA	98,689	2,629
Sinotruk Hong Kong, Ltd.	644,053	1,395	bioMerieux	6,339	503
Sunac China Holdings, Ltd.	122,866	635	BNP Paribas SA	7,437	396
Tencent Holdings, Ltd.	245,865	12,180	Bouygues SA - ADR	51,543	1,946
Tingyi Cayman Islands Holding Corp.	238,000	393	Bureau Veritas SA	105,820	2,689
Universal Scientific Industrial Co. , Ltd.			Christian Dior SE	2,234	1,109
Class A	356,400	700	Cie de Saint-Gobain	10,674	437
Weibo Corp. - ADR(Æ)	15,049	1,031	Cie Generale des Etablissements
Weichai Power Co. , Ltd. Class H	1,618,000	2,646	Michelin SCA Class B	3,182	411
Zhejiang Expressway Co. , Ltd. Class H	781	1	CNP Assurances	13,493	318
		146,800	Covivio(ö)	2,751	298
			Credit Agricole SA	188,867	2,592
Colombia - 0.1%			Danone SA	95,470	7,721
Bancolombia SA - ADR	19,440	986	Dassault Systemes	4,542	721
Grupo de Inversiones Suramericana SA	55,303	616	Eiffage SA	6,263	656
Interconexion Electrica SA	143,736	703	Engie SA	201,128	2,979
		2,305	EssilorLuxottica SA	11,298	1,375
			Eurazeo SE	4,257	334
Czech Republic - 0.0%			Faurecia	43,725	2,240
Komercni Banka AS	7,942	301	Getlink SE	29,185	471
MONETA Money Bank AS(Þ)	98,122	315	Hermes International	2,320	1,633
		616	Klepierre SA - GDR(ö)	67,150	2,385
			Legrand SA - ADR	11,327	833
Denmark - 1.2%			L'Oreal SA	22,835	6,278
AP Moller - Maersk A/S Class B	5,282	6,881	LVMH Moet Hennessy Louis Vuitton
Carlsberg A/S Class B	14,674	1,897	SE - ADR	1,650	647
Chr Hansen Holding A/S	13,970	1,427	Natixis SA	131,573	778
Coloplast A/S Class B	8,534	921	Orange SA - ADR	123,317	1,932
Danske Bank A/S	134,119	2,378	Pernod Ricard SA	20,199	3,524
Drilling Co. of 1972 (The)(Æ)	695	53	Peugeot SA	19,770	518
DSV A/S	5,558	514	Publicis Groupe SA - ADR	116,496	6,915
GN Store Nord A/S	6,464	331	Renault SA	8,406	574

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 251

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rexel SA Class H	540,255	7,260	Champion REIT(Æ)(ö)	194,000	164
Safran SA	33,647	4,903	China Everbright, Ltd.	388,000	705
Sanofi - ADR	162,742	14,146	China Jinmao Holdings Group, Ltd.	1,498,000	967
Schneider Electric SE	77,801	6,586	China Mobile, Ltd. - ADR	87,884	4,189
SCOR SE - ADR	79,508	3,243	China Resources Power Holdings Co. ,
Societe Generale SA	19,089	605	Ltd.	3,146,000	4,401
Teleperformance - GDR	2,067	397	China Taiping Insurance Holdings Co. ,
Total SA	96,574	5,389	Ltd.	741,000	2,252
Unibail-Rodamco-Westfield(ö)	3,459	595	China Unicom Hong Kong, Ltd. - ADR	345,176	4,097
Valeo SA	11,120	406	CITIC, Ltd.	538,000	782
Veolia Environnement SA	19,470	461	CK Asset Holdings, Ltd.	687,823	5,529
Vicat SA	60,685	3,211	CK Hutchison Holdings, Ltd.	491,529	5,155
Vinci SA	11,859	1,200	CK Infrastructure Holdings, Ltd.	179,000	1,454
Vivendi SA - ADR	31,434	914	CLP Holdings, Ltd.	35,000	397
		117,404	Hang Lung Group, Ltd.	205,000	609
			Hang Lung Properties, Ltd. - ADR	229,000	537
Germany - 3.6%			Hang Seng Bank, Ltd.	16,700	438
adidas AG	2,086	536	Henderson Land Development Co. , Ltd.	68,970	425
Allianz SE	20,423	4,923	Hong Kong & China Gas Co. , Ltd.	625,630	1,492
BASF SE	21,614	1,758	Hong Kong Exchanges & Clearing, Ltd.	31,100	1,080
Bayerische Motoren Werke AG	75,868	6,472	Hongkong Land Holdings, Ltd.	118,400	825
Beiersdorf AG	12,317	1,346	Jardine Matheson Holdings, Ltd.	4,000	263
Brenntag AG	11,836	638	Jardine Strategic Holdings, Ltd.	17,700	670
Commerzbank AG	54,171	487	Link REIT(ö)	111,000	1,293
Continental AG	4,546	751	MTR Corp. , Ltd.	361,000	2,152
Covestro AG(Þ)	6,298	344	New World Development Co. , Ltd.	550,000	908
Daimler AG	39,141	2,566	Nine Dragons Paper Holdings, Ltd.	325,000	301
Deutsche Boerse AG	44,904	5,985	Sun Hung Kai Properties, Ltd.	78,000	1,344
Deutsche Telekom AG	93,599	1,565	Swire Pacific, Ltd. Class A	79,500	1,007
Deutsche Wohnen SE	4,110	185	Swire Properties, Ltd.	146,800	595
Evonik Industries AG	21,311	635	Times Property Holdings, Ltd.	1,057,225	1,915
Fresenius SE & Co. KGaA	9,089	516	WH Group, Ltd. (Þ)	2,324,782	2,760
GEA Group AG	132,333	3,698	Wharf Holdings, Ltd. (The)	276,001	792
Hannover Rueck SE	6,673	1,007	Wharf Real Estate Investment Co. , Ltd.	32,878	252
HeidelbergCement AG	40,509	3,272	Wheelock & Co. , Ltd.	102,000	727
Henkel AG & Co. KGaA	560	53			57,420
Infineon Technologies AG - ADR	2,021	48
Muenchener Rueckversicherungs-			Hungary - 0.2%
Gesellschaft AG in Muenchen	14,463	3,623	MOL Hungarian Oil and Gas PLC	32,328	371
SAP SE	28,881	3,707	OTP Bank PLC	72,078	3,195
SAP SE - ADR	43,300	5,580			3,566
Siemens AG	51,046	6,122
Symrise AG	7,412	713	India - 2.8%
Uniper SE	13,347	405	ACC, Ltd.	63,138	1,482
Vonovia SE	13,982	698	Axis Bank, Ltd.	40,006	441
		57,633	Bharti Infratel, Ltd.	809,388	3,059
			Britannia Industries, Ltd.	23,516	979
Greece - 0.3%			Cipla, Ltd.	140,834	1,143
Eurobank Ergasias SA(Æ)	3,802,735	3,177	GAIL India, Ltd. - GDR	86,375	2,636
National Bank of Greece(Æ)	526,385	1,154	HDFC Bank, Ltd. - ADR	67,338	7,721
		4,331	Hindustan Unilever, Ltd.	17,126	433
			Housing Development Finance Corp. ,
Hong Kong - 3.6%			Ltd.	124,089	3,559
AIA Group, Ltd.	312,800	3,193	ICICI Bank, Ltd. - ADR	560,542	6,418
Bank of East Asia, Ltd. (The)	107,800	340	ICICI Lombard General Insurance Co. ,
Brilliance China Automotive Holdings,			Ltd. (Þ)	19,679	309
Ltd.	3,108,000	3,410	Infosys Technologies, Ltd.	72,490	780

See accompanying notes which are an integral part of the financial statements.

252 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Infosys, Ltd. - ADR	486,032	5,230	Alfresa Holdings Corp.	2,400	67
Larsen & Toubro, Ltd.	18,154	352	ANA Holdings, Inc.	13,000	453
LIC Housing Finance, Ltd.	323,087	2,308	As One Corp.	15,674	1,256
Motherson Sumi Systems, Ltd.	814,360	1,715	Asahi Diamond Industrial Co. , Ltd.	100,700	715
Reliance Industries, Ltd. - GDR(Þ)	78,033	3,129	Asahi Glass Co. , Ltd.	9,000	307
State Bank of India - GDR(Æ)	30,698	1,378	Asahi Group Holdings, Ltd.	10,400	449
Tata Consultancy Services, Ltd.	9,546	310	Asahi Kasei Corp.	38,000	388
United Spirits, Ltd. (Æ)	70,177	567	BML, Inc.	140,100	3,958
Vedanta, Ltd. - ADR	106,267	1,016	Bridgestone Corp.	31,700	1,258
		44,965	Canon, Inc.	12,306	342
			Central Japan Railway Co.	6,800	1,462
Indonesia - 0.3%			Cosel Co. , Ltd.	261,477	2,811
Bank Central Asia Tbk PT	1,722,600	3,476	Credit Saison Co. , Ltd.	46,900	599
Bank Rakyat Indonesia Persero Tbk PT	2,058,500	631	Dai Nippon Printing Co. , Ltd.	12,000	285
Gudang Garam Tbk PT	5,300	31	Daicel Chemical Industries, Ltd.	25,900	290
United Tractors Tbk PT	257,400	491	Dai-ichi Life Holdings, Inc.	97,885	1,409
		4,629	Daiichi Sankyo Co. , Ltd.	7,300	358
			Daikin Industries, Ltd.	200	25
Ireland - 0.7%			Daiseki Co. , Ltd.	62,800	1,708
AerCap Holdings NV(Æ)	7,284	362	Daiwa House Industry Co. , Ltd.	13,200	370
AIB Group PLC	120,893	563	Daiwa Securities Group, Inc.	212,000	985
Bank of Ireland Group PLC(Æ)	655,266	4,198	Denso Corp.	4,542	199
CRH PLC	18,909	636	East Japan Railway Co.	11,500	1,083
Kerry Group PLC Class A	7,302	818	Ebara Corp.	165,300	5,109
Medtronic PLC	12,593	1,118	FamilyMart UNY Holdings Co. , Ltd.	3,200	86
Willis Towers Watson PLC(Æ)	17,267	3,183	FUJIFILM Holdings Corp.	18,621	869
		10,878	Fujitsu, Ltd.	115,114	8,432
			Fukuoka Financial Group, Inc.	26,000	604
Israel - 0.3%			Fukushima Industries Corp.	12,300	426
Bank Hapoalim BM	232,601	1,713	Hankyu Hanshin Holdings, Inc.	25,200	942
Bank Leumi Le-Israel BM	168,961	1,157	Hirose Electric Co. , Ltd.	10,500	1,218
Check Point Software Technologies, Ltd.			Hitachi Metals, Ltd.	683,000	7,827
(Æ)	4,989	602	Hitachi, Ltd.	12,000	400
Mizrahi Tefahot Bank, Ltd.	27,841	603	Honda Motor Co. , Ltd.	490,965	13,678
Nice, Ltd. (Æ)	600	83	Hoya Corp.	12,400	874
		4,158	Icom, Inc.	29,700	558
			Iida Group Holdings Co. , Ltd.	107,100	1,812
Italy - 1.6%			Inpex Corp.	702,800	6,875
Assicurazioni Generali SpA	70,332	1,365	Isuzu Motors, Ltd.	295,600	4,215
Atlantia SpA	16,850	460	ITOCHU Corp.	92,918	1,674
Davide Campari-Milano SpA	22,470	226	Japan Post Holdings Co. , Ltd.	90,400	1,011
Enel SpA	1,480,690	9,377	Japan Real Estate Investment Corp. (ö)	126	698
ENI SpA - ADR	132,961	2,266	Japan Retail Fund Investment Corp. (ö)	192	367
Intesa Sanpaolo SpA	864,475	2,266	JFE Holdings, Inc.	34,000	584
Mediobanca SpA	63,466	673	JX Holdings, Inc.	91,400	442
Poste Italiane SpA(Þ)	32,618	348	Kajima Corp.	12,500	185
Saipem SpA(Æ)	569,361	2,876	Kamigumi Co. , Ltd.	16,000	382
Snam Rete Gas SpA	61,480	313	Kao Corp.	7,100	547
Telecom Italia SpA(Æ)	2,560,277	1,428	KDDI Corp.	48,500	1,109
Terna Rete Elettrica Nazionale SpA	123,633	741	Keio Corp.	4,000	241
UniCredit SpA	239,362	3,309	Keisei Electric Railway Co. , Ltd.	8,400	293
Unipol Gruppo Finanziario SpA	111,971	570	Keyence Corp.	4,900	3,054
		26,218	Kintetsu Group Holdings Co. , Ltd.	12,000	531
			Kirin Holdings Co. , Ltd.	18,600	419
Japan - 10.6%			Komatsu, Ltd.	17,300	450
Aeon Co. , Ltd.	21,600	400	Kyushu Electric Power Co. , Inc.	37,000	357
Aisin Seiki Co. , Ltd.	4,100	158	LIXIL Group Corp.	36,900	477

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 253

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Marubeni Corp.	66,000	473	Suntory Beverage & Food, Ltd.	7,000	308
Mebuki Financial Group, Inc.	239,200	606	Suzuken Co. , Ltd.	10,700	617
Medipal Holdings Corp.	36,600	817	Taiheiyo Cement Corp.	14,000	451
MEIJI Holdings Co. , Ltd.	400	31	Teijin, Ltd.	21,700	373
Mitsubishi Chemical Holdings Corp.	43,600	310	Terumo Corp.	2,600	78
Mitsubishi Corp.	18,400	506	Toho Co. , Ltd.	7,300	306
Mitsubishi Electric Corp.	13,900	199	Toho Holdings Co. , Ltd.	31,200	731
Mitsubishi Heavy Industries, Ltd.	20,000	832	Tokio Marine Holdings, Inc.	87,300	4,404
Mitsubishi UFJ Financial Group, Inc.	920,716	4,614	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi UFJ Lease & Finance Co. ,			(Æ)	198,800	1,124
Ltd.	118,500	603	Tokyo Gas Co. , Ltd.	46,600	1,185
Mitsui & Co. , Ltd.	149,600	2,418	Tosoh Corp.	36,000	580
Mizuho Financial Group, Inc.	91,700	143	Toyota Industries Corp.	17,200	969
MS&AD Insurance Group Holdings, Inc.	59,000	1,826	Toyota Motor Corp.	112,800	7,011
Murata Manufacturing Co. , Ltd.	15	1	Toyota Tsusho Corp.	13,900	461
Nagoya Railroad Co. , Ltd.	10,000	271	Transcosmos, Inc.	51,300	1,123
Nakanishi, Inc.	6,477	124	Unicharm Corp.	60,388	1,986
NEC Corp.	11,900	400	West Japan Railway Co.	19,500	1,451
Nidec Corp.	2,800	400	Yahoo! Japan Corp.	1,738,100	4,644
Nintendo Co. , Ltd.	1,175	403	Yamada Denki Co. , Ltd.	80,700	382
Nippon Building Fund, Inc. (ö)	41	264	Yamaha Motor Co. , Ltd.	27,700	566
Nippon Prologis REIT, Inc. (Æ)(ö)	302	649	Yamato Kogyo Co. , Ltd. - GDR	90,800	2,519
Nippon Steel & Sumitomo Metal Corp.	28,800	514			169,744
Nippon Telegraph & Telephone Corp.	15,400	639
Nisshin Seifun Group, Inc.	13,000	301	Luxembourg - 0.2%
Nitori Holdings Co. , Ltd.	9,600	1,145	ArcelorMittal SA(Æ)	42,023	916
Nitto Denko Corp.	5,300	284	Corporacion America Airports SA(Æ)	201,632	1,553
Nitto FC Co. , Ltd.	62,000	488	Globant SA(Æ)	11,264	946
Nomura Holdings, Inc.	161,200	615	Ternium SA - ADR	9,542	235
NTT DOCOMO, Inc.	37,099	805			3,650
Obayashi Corp.	68,000	667
Obic Co. , Ltd.	300	35	Malaysia - 0.1%
Oriental Land Co. , Ltd.	5,700	631	AMMB Holdings BHD	494,500	535
ORIX Corp.	79,235	1,115	Genting BHD - ADR	342,400	583
Otsuka Holdings Co. , Ltd.	27,500	985	Hong Leong Bank BHD	131,300	635
Qol Holdings Co. , Ltd.	132,100	1,988	RHB Capital BHD	234,600	338
Recruit Holdings Co. , Ltd.	21,900	658			2,091
Resona Holdings, Inc.	227,000	961
SBI Holdings, Inc.	30,400	645	Mexico - 0.6%
Secom Co. , Ltd.	38,863	3,268	America Movil SAB de CV	2,622,037	1,952
Secom Joshinetsu Co. , Ltd.	5,600	181	Coca-Cola Femsa SAB de CV	144,498	922
Sekisui House, Ltd.	45,700	738	Fibra Uno Administracion SA de CV(ö)	273,096	407
Seven Bank, Ltd.	222,000	604	Grupo Cementos de Chihuahua SAB
Shimadzu Corp.	3,000	80	de CV	200,502	1,149
Shimano, Inc.	6,387	931	Grupo Financiero Banorte SAB de CV
Shinsei Bank, Ltd.	43,000	598	Class O	106,441	673
Shionogi & Co. , Ltd.	8,800	514	Grupo Televisa SAB - ADR	169,232	1,716
SoftBank Group Corp.	12,792	1,335	Megacable Holdings SAB de CV	421,045	1,855
Sojitz Corp.	110,200	380	Wal-Mart de Mexico SAB de CV	366,513	1,077
Sompo Japan Nipponkoa Holdings, Inc.	94,401	3,516			9,751
Sony Corp.	68,200	3,455
Sumitomo Chemical Co. , Ltd.	69,000	344	Netherlands - 1.5%
Sumitomo Corp.	45,600	648	ABN AMRO Group NV(Þ)	20,333	478
Sumitomo Electric Industries, Ltd.	46,200	609	Aegon NV	55,283	289
Sumitomo Mitsui Financial Group, Inc.	111,802	4,052	Akzo Nobel NV	5,073	432
Sumitomo Realty & Development Co. ,			Exor NV	5,048	337
Ltd.	21,000	775	Heineken Holding NV	4,865	495

See accompanying notes which are an integral part of the financial statements.

254 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Heineken NV	21,501	2,324	Tatneft PAO	23,348	273
ING Groep NV	359,287	4,578	Tatneft PJSC - ADR	51,549	3,635
Koninklijke Ahold Delhaize NV	18,124	436	X5 Retail Group NV - GDR	10,865	331
Koninklijke KPN NV	809,913	2,485			25,068
NN Group NV	20,143	877
Randstad Holding NV	8,819	504	Singapore - 2.1%
Royal Dutch Shell PLC Class A	185,875	5,926	Ascendas Real Estate Investment
Wolters Kluwer NV	9,140	638	Trust(ö)	661,400	1,459
Yandex NV Class A(Æ)	112,882	4,225	BOC Aviation, Ltd. (Þ)	271,100	2,334
		24,024	CapitaLand Mall Trust Class A(ö)	156,400	278
			CapitaLand, Ltd.	697,600	1,811
New Zealand - 0.0%			DBS Group Holdings, Ltd.	246,800	5,129
Auckland International Airport, Ltd.	75,308	401	Oversea-Chinese Banking Corp. , Ltd.	159,600	1,421
Meridian Energy, Ltd.	114,663	311	Singapore Airlines, Ltd. (Æ)	95,900	683
		712	Singapore Exchange, Ltd.	105,900	575
			Singapore Technologies Engineering,
Norway - 0.5%			Ltd.	271,800	792
DNB ASA	72,609	1,395	Singapore Telecommunications, Ltd.	3,721,878	8,677
Gjensidige Forsikring ASA	32,481	631	United Overseas Bank, Ltd.	87,800	1,798
Orkla ASA	741,200	5,812	UOL Group, Ltd.	123,700	690
Statoil ASA Class N	11,958	266	Wilmar International, Ltd.	2,768,700	7,414
Telenor ASA	32,489	652			33,061
		8,756
			South Africa - 0.7%
Panama - 0.1%			Absa Group, Ltd.	74,802	859
Copa Holdings SA Class A	27,164	2,262	Barloworld, Ltd. - ADR	129,114	1,148
			Bidvest Group, Ltd. (The)	201,329	3,058
Peru - 0.0%			FirstRand, Ltd.	104,443	496
Credicorp, Ltd.	1,426	338	Fortress REIT, Ltd. Class A(ö)	580,975	783
			MultiChoice Group, Ltd. (Æ)	3,816	34
Philippines - 0.1%			Naspers, Ltd. Class N	9,898	2,528
Ayala Land, Inc.	756,900	712	Nedbank Group, Ltd.	31,415	584
SM Prime Holdings, Inc.	395,000	314	Sasol, Ltd. - ADR	49,134	1,628
		1,026	Standard Bank Group, Ltd.	54,984	765
					11,883
Poland - 0.2%
Bank Pekao SA	23,683	705	South Korea - 4.8%
KGHM Polska Miedz SA(Æ)	44,347	1,196	BNK Financial Group, Inc.	63,800	383
Polski Koncern Naftowy ORLEN SA	6,442	165	CLIO Cosmetics Co. , Ltd. (Æ)	47,450	850
Powszechny Zaklad Ubezpieczen SA	70,049	770	Daelim Industrial Co. , Ltd.	5,369	445
		2,836	Dongbu Insurance Co. , Ltd.	10,450	612
			E-MART, Inc.	11,081	1,632
Portugal - 0.1%			Grand Korea Leisure Co. , Ltd.	76,162	1,516
Energias de Portugal SA	432,546	1,640	Hana Financial Group, Inc.	228,397	7,195
			Hankook Tire Co. , Ltd.	36,201	1,232
Russia - 1.6%			Hotel Shilla Co. , Ltd.	14,990	1,477
Gazprom PJSC	498,463	1,264	Hyundai Engineering & Construction
Lukoil PJSC - ADR	90,996	7,741	Co. , Ltd.	37,917	1,702
Lukoil PJSC	12,662	1,079	Hyundai Marine & Fire Insurance Co. ,
MMC Norilsk Nickel PJSC	1,930	428	Ltd.	19,981	654
Novatek OAO - GDR	2,425	467	Hyundai Mobis Co. , Ltd.	1,302	259
Novolipetsk Steel PJSC - GDR	79,846	2,107	Hyundai Motor Co.	42,701	5,063
Polyus PJSC - GDR	22,942	903	Industrial Bank of Korea	96,726	1,172
Rosneft Oil Co. - GDR	24,806	166	Kangwon Land, Inc.	121,298	3,531
Rosneft Oil Co. PJSC	66,340	440	KB Financial Group, Inc.	131,878	5,216
Sberbank of Russia PJSC - ADR	356,282	5,122	KB Financial Group, Inc. - ADR	14,261	564
Sberbank of Russia PJSC Class T	318,628	1,112	Kia Motors Corp.	26,517	1,027

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 255

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Korea Investment Holdings Co. , Ltd.	6,054	355	Tele2 AB Class B	21,692	289
KT&G Corp.	2,800	244	Telefonaktiebolaget LM Ericsson Class B	630,882	6,248
Kumho Petrochemical Co. , Ltd.	46,488	3,655	Telia Co. AB	94,818	404
LG Chem, Ltd.	3,789	1,174	Volvo AB Class B	31,824	510
LG Corp. Class H	12,130	758			13,194
LG Electronics, Inc. Class H	766	50
LG Uplus Corp.	77,245	946	Switzerland - 6.6%
Medy-Tox, Inc.	2,835	1,358	ABB, Ltd.	101,387	2,087
POSCO	27,150	5,929	Adecco SA	9,859	566
Samsung Card Co. , Ltd.	2,610	83	Alcon, Inc. (Æ)	46,053	2,652
Samsung Electronics Co. , Ltd.	389,124	15,246	Baloise Holding AG	8,159	1,400
Samsung Engineering Co. , Ltd. (Æ)	112,895	1,650	Chocoladefabriken Lindt & Spruengli
Samsung Fire & Marine Insurance Co. ,			AG	271	2,148
Ltd.	3,304	860	Cie Financiere Richemont SA	45,327	3,315
Shinhan Financial Group Co. , Ltd.	98,055	3,702	Coca-Cola HBC AG - ADR	51,170	1,830
SK Hynix, Inc.	78,042	5,265	Credit Suisse Group AG(Æ)	286,126	3,828
S-Oil Corp.	3,456	273	Ferguson PLC	1	—
Woori Financial Group, Inc.	23,620	280	Geberit AG	3,210	1,348
		76,358	Georg Fischer AG	393	383
			Givaudan SA	370	961
Spain - 1.1%			Glencore PLC(Æ)	336,163	1,342
Abertis Infraestructuras SA(Æ)(Š)	27,820	232	Idorsia, Ltd. (Æ)	1,338	27
ACS Actividades de Construccion y			Kuehne & Nagel International AG	897	131
Servicios SA	14,077	646	LafargeHolcim, Ltd. (Æ)	10,796	556
Aena SA(Þ)	12,348	2,296	Lonza Group AG(Æ)	163	50
Amadeus IT Group SA Class A	2,674	213	Nestle SA	230,275	22,183
Banco Bilbao Vizcaya Argentaria SA			Novartis AG	206,146	16,838
- ADR	181,023	1,103	Pargesa Holding SA	7,774	613
Banco Santander SA - ADR	277,682	1,412	Partners Group Holding AG	1,029	775
Bankia SA	548,888	1,522	Roche Holding AG	91,424	24,104
Bankinter SA	38,625	308	Schindler Holding AG	13,326	2,870
Cellnex Telecom SA(Æ)(Þ)	90,994	2,799	SGS SA	192	507
Enagas SA	9,402	268	Sika AG	18,546	2,843
Endesa SA - ADR	8,418	210	STMicroelectronics NV	67,677	1,253
Ferrovial SA	25,530	629	Straumann Holding AG	153	124
Gas Natural SDG SA	23,314	662	Swiss Life Holding AG(Æ)	3,422	1,609
Iberdrola SA	210,190	1,911	Swiss Re AG	22,141	2,131
Industria de Diseno Textil SA	26,640	807	Swisscom AG	747	349
Mapfre SA	121,880	366	UBS Group AG(Æ)	304,064	4,086
Repsol SA - ADR	79,245	1,343	Zurich Insurance Group AG	8,318	2,659
Telefonica SA - ADR	35,408	296			105,568
		17,023
			Taiwan - 3.5%
Sweden - 0.8%			Catcher Technology Co. , Ltd.	226,000	1,788
Assa Abloy AB Class B	19,587	418	Cathay Financial Holding Co. , Ltd.	308,000	445
Boliden AB(Æ)	22,380	667	Chailease Holding Co. , Ltd.	88,000	374
Essity Aktiebolag Class B	16,126	479	Chang Hwa Commercial Bank, Ltd.	398,186	238
Hufvudstaden AB Class A	3,405	57	China Development Financial Holding
Industrivarden AB Class C	23,939	538	Corp.	1,711,000	551
Investor AB Class B	9,580	457	China Life Insurance Co. , Ltd.	312,420	260
L E Lundbergforetagen AB Class B	17,474	597	China Steel Corp. Class H	908,000	733
Securitas AB Class B	32,619	570	Chipbond Technology Corp.	1,000	2
Skandinaviska Enskilda Banken AB			Chunghwa Telecom Co. , Ltd. - ADR	11,428	412
Class A	92,583	884	Compal Electronics, Inc.	480,178	310
Svenska Cellulosa AB SCA Class B	5,320	46	CTBC Financial Holding Co. , Ltd.	662,000	453
Svenska Handelsbanken AB Class A	34,507	377	E. Sun Financial Holding Co. , Ltd.	996,960	818
Swedbank AB Class A	40,244	653	Far Eastern New Century Corp.	931,000	1,015

See accompanying notes which are an integral part of the financial statements.

256 Tax-Managed International Equity Fund

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Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
First Financial Holding Co. , Ltd.	482,000	344	United Kingdom - 13.5%
Formosa Chemicals & Fibre Corp.	148,000	532	3i Group PLC	60,063	841
Formosa Plastics Corp.	616,000	2,233	Anglo American PLC	59,312	1,544
Fubon Financial Holding Co. , Ltd.	860,000	1,268	Antofagasta PLC	254,904	3,024
Globalwafers Co. , Ltd.	154,000	1,682	AstraZeneca PLC	72,284	5,382
Hiwin Technologies Corp.	279,000	2,644	Aviva PLC	802,600	4,501
Hon Hai Precision Industry Co. , Ltd.			BAE Systems PLC	1,280,126	8,258
- GDR(Æ)	801,281	4,540	Barclays PLC	1,676,198	3,594
Hua Nan Financial Holdings Co. , Ltd.	1,222,650	799	Barratt Developments PLC	93,623	735
Largan Precision Co. , Ltd.	10,421	1,568	Berkeley Group Holdings PLC	5,643	276
Lite-On Technology Corp.	508,000	715	BHP Group PLC	47,929	1,129
MediaTek, Inc.	429,000	4,103	BP PLC	608,227	4,422
Mega Financial Holding Co. , Ltd.	636,000	610	BP PLC - ADR	125,559	5,491
Nan Ya Plastics Corp.	205,000	517	British American Tobacco PLC	115,512	4,531
Nanya Technology Corp.	427,000	904	British Land Co. PLC (The)(ö)	62,041	481
Pou Chen Corp. Class B	550,000	668	Bunzl PLC	81,845	2,467
Realtek Semiconductor Corp.	601,536	4,062	Centrica PLC	444,046	616
SinoPac Financial Holdings Co. , Ltd.	1,198,000	462	CNH Industrial NV	29,387	319
Taiwan Business Bank	1,968,720	813	Coca-Cola European Partners PLC	19,412	1,040
Taiwan Cement Corp.	490,000	666	Compass Group PLC	59,164	1,345
Taiwan Cooperative Financial Holding			Croda International PLC(Æ)	9,974	675
Co. , Ltd.	1,471,870	976	Diageo PLC	324,126	13,668
Taiwan Semiconductor Manufacturing			Direct Line Insurance Group PLC	128,863	555
Co. , Ltd. - ADR	307,192	13,462	Experian PLC	22,139	642
Tripod Technology Corp.	684,000	2,189	Foxtons Group PLC(Æ)	1,142,374	1,005
Uni-President Enterprises Corp.	188,000	447	GlaxoSmithKline PLC - ADR	421,364	8,642
United Microelectronics Corp. - ADR	114,497	248	Halma PLC	7,340	172
Win Semiconductors Corp.	91,000	608	Hiscox, Ltd.	24,694	540
WPG Holdings, Ltd.	558,000	736	HSBC Holdings PLC	1,263,596	11,007
Yageo Corp.	52,000	511	Imperial Tobacco Group PLC	89,322	2,844
Yuanta Financial Holding Co. , Ltd.	1,833,000	1,061	Informa PLC	54,637	556
		56,767	Intertek Group PLC	23,583	1,646
			Investec PLC	60,762	385
Thailand - 0.4%			J Sainsbury PLC	695,150	2,020
Bangkok Bank PCL	93,200	610	John Wood Group PLC	852,820	5,219
CP ALL PCL	1,079,500	2,613	KAZ Minerals PLC	169,888	1,441
Minor International PCL	1,902,100	2,234	Kingfisher PLC	94,997	327
PTT Public Company, Ltd.	660,800	1,010	Land Securities Group PLC(ö)	68,110	820
		6,467	Legal & General Group PLC	502,057	1,823
			Lloyds Banking Group PLC	9,485,132	7,741
Turkey - 0.3%			London Stock Exchange Group PLC	76,017	4,984
Akbank TAS(Æ)	538,841	553	Lookers PLC	750,502	886
MLP Saglik Hizmetleri AS(Æ)(Þ)	303,697	607	LSL Property Services PLC	704,725	2,446
Tupras Turkiye Petrol Rafinerileri AS	73,966	1,528	Marks & Spencer Group PLC	258,388	964
Turk Hava Yollari AO(Æ)	120,971	291	Meggitt PLC	530,470	3,770
Turkiye Garanti Bankasi AS(Æ)	1,384,846	1,899	National Grid PLC	97,298	1,063
Turkiye Sise ve Cam Fabrikalari AS	64,366	66	Persimmon PLC Class A	15,025	438
		4,944	Prudential PLC	103,317	2,341
			Reckitt Benckiser Group PLC	8,535	692
United Arab Emirates - 0.4%			RELX PLC	65,980	1,513
Abu Dhabi Commercial Bank PJSC	529,380	1,424	Rio Tinto PLC	25,226	1,472
Aldar Properties PJSC	3,647,765	1,768	Royal Bank of Scotland Group PLC	2,033,864	6,359
Emaar Properties PJSC	2,177,663	2,847	Royal Dutch Shell PLC Class A	253,418	8,077
Emirates NBD PJSC	61,694	201	Royal Dutch Shell PLC Class B	93,501	2,998
National Bank of Abu Dhabi PJSC	185,065	806	Segro PLC(ö)	141,982	1,256
		7,046	Severn Trent PLC Class H	13,166	350
			Smith & Nephew PLC	48,036	927

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 257

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Spirax-Sarco Engineering PLC	28,799	3,102	Total Preferred Stocks
St. James's Place PLC	43,437	636	(cost $17,861)			18,581
Standard Chartered PLC	804,800	7,359
Stock Spirits Group PLC	516,995	1,517
Taylor Wimpey PLC	135,413	321	Warrants & Rights - 0.0%
TechnipFMC PLC	142,410	3,502	Hong Kong - 0.0%
			Haitong Securities Co. , Ltd. (Æ)
Tesco PLC	2,704,052	8,828	2019 Rights	47,028		—
Travis Perkins PLC	540,944	9,866

Tullow Oil PLC	1,579,475	4,626	Thailand - 0.0%
Unilever NV	215,973	13,088	MINT W6(Æ)
Unilever PLC	22,071	1,340	2021 Warrants	95,105		—
United Utilities Group PLC	40,427	437
Vertu Motors PLC	1,799,061	755
Vivo Energy PLC(Þ)	409,995	698	Total Warrants & Rights
Vodafone Group PLC	4,587,779	8,503	(cost $—)			—
Wm Morrison Supermarkets PLC	120,368	339
		217,177	Short-Term Investments - 4.4%
			United States - 4.4%
United States - 1.6%			U. S. Cash Management Fund(@)	70,419,297	(8)	70,433
Abbott Laboratories	47,656	3,792	Total Short-Term Investments
Alphabet, Inc. Class C(Æ)	2,157	2,564	(cost $70,433)			70,433
Carnival PLC	6,909	366
Gran Tierra Energy, Inc. (Æ)	168,831	406
MasterCard, Inc. Class A	15,596	3,964	Total Investments 97.8%
MercadoLibre, Inc. (Æ)	3,370	1,632	(identified cost $1,349,263)			1,571,733
Mylan NV(Æ)	195,835	5,285
News Corp. Class A	159,343	1,979	Other Assets and Liabilities, Net
Visa, Inc. Class A	17,959	2,953	- 2.2%			35,143
Wausau Paper Corp.	266,121	3,323
		26,264	Net Assets - 100.0%			1,606,876

Total Common Stocks
(cost $1,260,969)		1,482,719

Preferred Stocks - 1.2%
Brazil - 0.1%
Gol Linhas Aereas Inteligentes SA(Æ)
0.000% (Ÿ)	220,349	1,280
Lojas Americanas SA(Æ)
0.4965% (Ÿ)	32,074	129
		1,409

Germany - 0.7%
Porsche Automobil Holding SE
3.022% (Ÿ)	20,477	1,423
Volkswagen AG
3.3629% (Ÿ)	52,797	9,177
		10,600

Russia - 0.0%
Surgutneftegas OAO
3.3961% (Ÿ)	505,845	306

South Korea - 0.4%
Samsung Electronics Co. , Ltd.
4.2047% (Ÿ)	197,065	6,266

See accompanying notes which are an integral part of the financial statements.

258 Tax-Managed International Equity Fund

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Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.1%
3SBio, Inc.	04/18/19	HKD	744,500	1.97	1,469	1,371
ABN AMRO Group NV	07/20/16	EUR	20,333	18.10	368	478
Aena SA	12/12/18	EUR	12,348	179.66	2,218	2,296
Amundi SA	02/26/19	EUR	63,246	64.51	4,080	4,548
BOC Aviation, Ltd.	10/11/18	HKD	271,100	7.03	1,906	2,334
Cellnex Telecom SA	10/11/18	EUR	90,994	25.19	2,291	2,799
China Resources Pharmaceutical Group, Ltd.	02/13/18	HKD	1,443,500	1.31	1,889	2,051
China Tower Corp. , Ltd.	01/18/19	HKD	4,646,000	0.20	908	1,257
Covestro AG	01/18/19	EUR	6,298	55.13	347	344
Hapvida Participacoes e Investimentos SA	05/08/18	BRL	288,618	7.81	2,254	2,227
Hua Hong Semiconductor, Ltd.	03/11/16	HKD	844,000	1.43	1,205	1,999
Hydro One, Ltd.	04/18/19	CAD	60,231	16.10	970	975
ICICI Lombard General Insurance Co. , Ltd.	12/12/18	INR	19,679	12.74	251	309
MLP Saglik Hizmetleri AS	07/20/18	TRY	303,697	2.20	668	607
MONETA Money Bank AS	01/18/19	CZK	98,122	3.31	325	315
Postal Savings Bank of China Co. , Ltd.	01/18/19	HKD	541,000	0.54	290	329
Poste Italiane SpA	01/18/19	EUR	32,618	8.63	282	348
Reliance Industries, Ltd.	06/03/15	USD	78,033	14.13	1,102	3,129
Scandinavian Tobacco Group A/S	06/06/16	DKK	201,946	15.44	3,120	2,407
Vivo Energy PLC	12/12/18	GBP	409,995	1.57	642	698
WH Group, Ltd.	10/26/15	HKD	2,324,782	0.71	1,649	2,760
						33,581
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 259

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures		1,578		EUR	54,473	06/19	4,122
MSCI EAFE Index Futures			518	USD	49,650	06/19	1,269
MSCI Emerging Markets Index Futures			290	USD	15,663	06/19	275
S&P/TSX 60 Index Futures			25	CAD	4,967	06/19	149
TOPIX Index Futures			639	JPY	850	06/19	722
Short Positions
FTSE 100 Index Futures			48	GBP	3,538	06/19	(220)
Hang Seng Index Futures			37	HKD	54,516	05/19	15
MSCI Emerging Markets Index Futures			882	USD	47,637	06/19	(1,537)
S&P 500 E-Mini Index Futures			674	USD	99,364	06/19	(5,945)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,150)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	326		JPY	36,474	05/07/19	1
Bank of America	USD	196		JPY	21,930	05/08/19	1
Bank of Montreal	USD	11,095		EUR	9,740	06/19/19	(126)
Bank of Montreal	USD	16,401		JPY	1,812,328	06/19/19	(67)
BNP Paribas	USD	11,104		EUR	9,740	06/19/19	(135)
BNP Paribas	USD	16,408		JPY	1,812,328	06/19/19	(75)
Brown Brothers Harriman	USD	105		CAD	141	05/01/19	—
Brown Brothers Harriman	USD	65		CAD	86	05/02/19	—
Brown Brothers Harriman	USD	129		JPY	14,358	05/09/19	—
Brown Brothers Harriman	EUR	24		USD	27	05/02/19	—
Brown Brothers Harriman	EUR	52		USD	58	05/03/19	—
Brown Brothers Harriman	GBP	21		USD	28	05/01/19	—
Brown Brothers Harriman	GBP	535		USD	698	05/02/19	—
Brown Brothers Harriman	MXN	5,882		USD	309	05/02/19	(1)
Brown Brothers Harriman	MXN	2,825		USD	149	05/03/19	—
Brown Brothers Harriman	TRY	1,579		USD	265	05/02/19	—
Brown Brothers Harriman	TRY	1,694		USD	284	05/03/19	—
Brown Brothers Harriman	ZAR	1,636		USD	114	05/02/19	—
Brown Brothers Harriman	ZAR	1,857		USD	130	05/03/19	—
Brown Brothers Harriman	ZAR	1,149		USD	80	05/06/19	—
Citigroup	USD	11,091		EUR	9,740	06/19/19	(123)
Citigroup	USD	4,552		JPY	500,000	06/19/19	(45)
Citigroup	USD	16,401		JPY	1,812,328	06/19/19	(67)
Commonwealth Bank of Australia	USD	11,095		EUR	9,740	06/19/19	(126)
Commonwealth Bank of Australia	USD	16,398		JPY	1,812,328	06/19/19	(64)
Royal Bank of Canada	USD	11,094		EUR	9,740	06/19/19	(125)
Royal Bank of Canada	USD	16,396		JPY	1,812,328	06/19/19	(63)
Royal Bank of Canada	ZAR	982		USD	68	05/02/19	—
State Street	USD	79		AED	289	05/01/19	—
State Street	USD	3,913		CAD	5,200	06/19/19	(27)
State Street	GBP	828		USD	1,097	06/19/19	15

See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed International Equity Fund

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Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
State Street		HKD	36,000	USD	4,596	06/19/19	4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(1,023)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$2,342	$—		$—	$—	$2,342	0.2
Australia	—	30,606		—	—	30,606	1.9
Austria	—	5,094		—	—	5,094	0.3
Belgium	—	5,067		—	—	5,067	0.3
Brazil	35,873	—		—	—	35,873	2.2
Canada	61,192	—		—	—	61,192	3.8
Cayman Islands	1,913	1,371		—	—	3,284	0.2
Chile	7,266	—		—	—	7,266	0.5
China	16,752	130,048		—	—	146,800	9.1
Colombia	2,305	—		—	—	2,305	0.1
Czech Republic	—	616		—	—	616	—*
Denmark	53	19,200		—	—	19,253	1.2
Finland	—	4,169		—	—	4,169	0.3
France	—	117,404		—	—	117,404	7.3
Germany	5,580	52,053		—	—	57,633	3.6
Greece	—	4,331		—	—	4,331	0.3
Hong Kong	8,286	49,134		—	—	57,420	3.6
Hungary	—	3,566		—	—	3,566	0.2
India	20,385	24,580		—	—	44,965	2.8
Indonesia	—	4,629		—	—	4,629	0.3
Ireland	4,663	6,215		—	—	10,878	0.7
Israel	602	3,556		—	—	4,158	0.3
Italy	—	26,218		—	—	26,218	1.6
Japan	—	169,744		—	—	169,744	10.6
Luxembourg	2,734	916		—	—	3,650	0.2
Malaysia	—	2,091		—	—	2,091	0.1
Mexico	9,751	—		—	—	9,751	0.6
Netherlands	4,225	19,799		—	—	24,024	1.5
New Zealand	—	712		—	—	712	—*
Norway	—	8,756		—	—	8,756	0.5
Panama	2,262	—		—	—	2,262	0.1
Peru	338	—		—	—	338	—*

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 261

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Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Philippines	—	1,026	—	—	1,026	0.1
Poland	—	2,836	—	—	2,836	0.2
Portugal	—	1,640	—	—	1,640	0.1
Russia	—	25,068	—	—	25,068	1.6
Singapore	—	33,061	—	—	33,061	2.1
South Africa	34	11,849	—	—	11,883	0.7
South Korea	564	75,794	—	—	76,358	4.8
Spain	—	16,791	232	—	17,023	1.1
Sweden	—	13,194	—	—	13,194	0.8
Switzerland	2,652	102,916	—	—	105,568	6.6
Taiwan	14,122	42,645	—	—	56,767	3.5
Thailand	—	6,467	—	—	6,467	0.4
Turkey	—	4,944	—	—	4,944	0.3
United Arab Emirates	—	7,046	—	—	7,046	0.4
United Kingdom	10,033	207,144	—	—	217,177	13.5
United States	22,575	3,689	—	—	26,264	1.6
Preferred Stocks	1,409	17,172	—	—	18,581	1.2
Warrants & Rights	—	—	—	—	—	—*
Short-Term Investments	—	—	—	70,433	70,433	4.4
Total Investments	237,911	1,263,157	232	70,433	1,571,733	97.8
Other Assets and Liabilities, Net						2.2
						100.0

Other Financial Instruments
Assets
Futures Contracts	6,552	—	—	—	6,552	0.4
Foreign Currency Exchange Contracts	3	18	—	—	21	— *

Liabilities
Futures Contracts	(7,702)	—	—	—	(7,702)	(0.5)
Foreign Currency Exchange Contracts	(2)	(1,042)	—	—	(1,044)	(0.1)
Total Other Financial Instruments**	$(1,149)	$(1,024)	$—	$—	$(2,173)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

262 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Industry Exposure	$
Consumer Discretionary	164,958
Consumer Staples	89,469
Energy	107,418
Financial Services	425,923
Health Care	108,371
Materials and Processing	155,719
Producer Durables	180,849
Short-Term Investments	70,433
Technology	187,082
Utilities	81,511
Warrants and Rights	—
Total Investments	1,571,733

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 263

Russell Investment Company
Tax-Managed International Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$21
Variation margin on futures contracts*	6,552	—
Total	$6,552	$21

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$7,702	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,044
Total	$7,702	$1,044
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,042	$—
Foreign currency exchange contracts	—	(3,536)
Total	$4,042	$(3,536)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(5,656)	$—
Foreign currency exchange contracts	—	1,644
Total	$(5,656)	$1,644

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

264 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$21	$—	$ 21
Total Financial and Derivative Assets		21	—	21
Financial and Derivative Assets not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Assets subject to a netting agreement		$19	$—	$ 19

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
State Street	$19	$19	$—	$ —
Total	$19	$19	$—	$ —

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 265

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,044	$—	$1,044
Total Financial and Derivative Liabilities		1,044	—	1,044
Financial and Derivative Liabilities not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,042	$—	$1,042

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$193	$—	$—	$ 193
BNP Paribas	210	—	—	210
Citigroup	234	—	—	234
Commonwealth Bank of Australia	190	—	—	190
Royal Bank of Canada	188	—	—	188
State Street	27	19	—	8
Total	$1,042	$19	$—	$ 1,023

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

266 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,349,263
Investments, at fair value(>)	1,571,733
Foreign currency holdings(^)	6,794
Unrealized appreciation on foreign currency exchange contracts	21
Receivables:
Dividends and interest	5,562
Dividends from affiliated funds	115
Investments sold	3,820
Fund shares sold	4,104
Foreign capital gains taxes recoverable	1,752
Variation margin on futures contracts	17,503
Prepaid expenses	6
Total assets	1,611,410

Liabilities
Payables:
Investments purchased	1,163
Fund shares redeemed	895
Accrued fees to affiliates	1,262
Other accrued expenses	115
Deferred capital gains tax liability	55
Unrealized depreciation on foreign currency exchange contracts	1,044
Total liabilities	4,534

Net Assets	$1,606,876

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 267

Russell Investment Company
Tax-Managed International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$71,660
Shares of beneficial interest	1,537
Additional paid-in capital	1,533,679
Net Assets	$1,606,876

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.43
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.07
Class A — Net assets	$13,090,968
Class A — Shares outstanding ($. 01 par value)	1,254,947
Net asset value per share: Class C(#)	$10.34
Class C — Net assets	$6,097,424
Class C — Shares outstanding ($. 01 par value)	589,497
Net asset value per share: Class E(#)	$10.55
Class E — Net assets	$527,243
Class E — Shares outstanding ($. 01 par value)	49,993
Net asset value per share: Class M(#)	$10.46
Class M — Net assets	$211,911,227
Class M — Shares outstanding ($. 01 par value)	20,262,559
Net asset value per share: Class S(#)	$10.46
Class S — Net assets	$1,375,249,187
Class S — Shares outstanding ($. 01 par value)	131,530,990
Amounts in thousands
(^) Foreign currency holdings - cost	$6,800
(>) Investments in affiliates, U. S. Cash Management Fund	$70,433

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

268 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$21,704
Dividends from affiliated funds	552
Less foreign taxes withheld	(2,236)
Total investment income	20,020

Expenses
Advisory fees	6,003
Administrative fees	345
Custodian fees	250
Distribution fees - Class A	15
Distribution fees - Class C	20
Transfer agent fees - Class A	11
Transfer agent fees - Class C	5
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	117
Transfer agent fees - Class S	1,206
Professional fees	63
Registration fees	78
Shareholder servicing fees - Class C	7
Shareholder servicing fees - Class E	1
Trustees’ fees	22
Printing fees	44
Miscellaneous	17
Expenses before reductions	8,204
Expense reductions	(887)
Net expenses	7,317
Net investment income (loss)	12,703

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(37,955)
Investments in affiliated funds	11
Futures contracts	4,042
Foreign currency exchange contracts	(3,536)
Foreign currency-related transactions	(130)
Net realized gain (loss)	(37,568)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	133,028
Futures contracts	(5,656)
Foreign currency exchange contracts	1,644
Foreign currency-related transactions	6
Net change in unrealized appreciation (depreciation)	129,022
Net realized and unrealized gain (loss)	91,454
Net Increase (Decrease) in Net Assets from Operations	$104,157

**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 269

Russell Investment Company
Tax-Managed International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,703	$20,538
Net realized gain (loss)	(37,568)	(55,311)
Net change in unrealized appreciation (depreciation)	129,022	(120,558)
Net increase (decrease) in net assets from operations	104,157	(155,331)

Distributions
To shareholders
Class A	(134)	(112)
Class C	(27)	(29)
Class E	(6)	(—)**
Class M	(1,442)	(1,017)
Class S	(18,657)	(14,047)
Net decrease in net assets from distributions	(20,266)	(15,205)

Share Transactions*
Net increase (decrease) in net assets from share transactions	205,489	392,159
Total Net Increase (Decrease) in Net Assets	289,380	221,623

Net Assets
Beginning of period	1,317,496	1,095,873
End of period	$1,606,876	$1,317,496

**     Less than $500.

See accompanying notes which are an integral part of the financial statements.

270 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	305	$2,992	753	$8,406
Proceeds from reinvestment of distributions	14	128	10	107
Payments for shares redeemed	(315)	(3,105)	(425)	(4,589)
Net increase (decrease)	4	15	338	3,924
Class C
Proceeds from shares sold	144	1,436	234	2,556
Proceeds from reinvestment of distributions	3	26	2	29
Payments for shares redeemed	(78)	(764)	(110)	(1,214)
Net increase (decrease)	69	698	126	1,371
Class E
Proceeds from shares sold	—	—	— **	— ***
Proceeds from reinvestment of distributions	1	6	— **	— ***
Payments for shares redeemed	(2)	(19)	(10)	(116)
Net increase (decrease)	(1)	(13)	(10)	(116)
Class M
Proceeds from shares sold	12,253	125,587	5,108	56,986
Proceeds from reinvestment of distributions	154	1,441	91	1,017
Payments for shares redeemed	(1,100)	(10,959)	(1,475)	(16,553)
Net increase (decrease)	11,307	116,069	3,724	41,450
Class S
Proceeds from shares sold	32,814	325,143	48,024	530,819
Proceeds from reinvestment of distributions	1,984	18,569	1,246	13,981
Payments for shares redeemed	(25,449)	(254,992)	(18,047)	(199,270)
Net increase (decrease)	9,349	88,720	31,223	345,530
Total increase (decrease)	20,728	$205,489	35,401	$392,159

**      Less than 500 shares.
***      Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 271

Russell Investment Company
Tax-Managed International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2019*	9.86	.08	. 60	. 68	(.11)	(.11)
October 31, 2018	11.18	.16	(1.35)	(1.19)	(.13)	(.13)
October 31, 2017	9.19	.13	2.05	2.18	(.19)	(.19)
October 31, 2016	9.09	.13	. 02	. 15	(.05)	(.05)
October 31, 2015(4)	10.00	.03	(.94)	(. 91)	—	—

Class C
April 30, 2019*	9.75	.04	. 60	. 64	(.05)	(.05)
October 31, 2018	11.09	.07	(1.34)	(1.27)	(.07)	(.07)
October 31, 2017	9.11	.05	2.06	2.11	(.13)	(.13)
October 31, 2016	9.06	.06	. 02	. 08	(.03)	(.03)
October 31, 2015(4)	10.00	(. 01)	(.93)	(. 94)	—	—

Class E
April 30, 2019*	9.97	.07	. 63	. 70	(.12)	(.12)
October 31, 2018	11.19	.14	(1.36)	(1.22)	—	—
October 31, 2017	9.18	—(f)	2.19	2.19	(.18)	(.18)
October 31, 2016	9.09	.12	. 02	. 14	(.05)	(.05)
October 31, 2015(4)	10.00	.02	(.93)	(. 91)	—	—

Class M
April 30, 2019*	9.92	.12	. 58	. 70	(.16)	(.16)
October 31, 2018	11.25	.19	(1.35)	(1.16)	(.17)	(.17)
October 31, 2017(9)	9.77	.08	1.40	1.48	—	—

Class S
April 30, 2019*	9.91	.09	. 61	. 70	(.15)	(.15)
October 31, 2018	11.23	.18	(1.35)	(1.17)	(.15)	(.15)
October 31, 2017	9.21	.15	2.07	2.22	(.20)	(.20)
October 31, 2016	9.10	.15	. 01	. 16	(.05)	(.05)
October 31, 2015(4)	10.00	.04	(.94)	(. 90)	—	—

See accompanying notes which are an integral part of the financial statements.

272 Tax-Managed International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

10.43	7.07	13,091	1.39	1.28	1.53	38
9.86	(10.79)	12,333	1.41	1.32	1.43	47
11.18	24.26	10,216	1.43	1.34	1.24	25
9.19	1.71	3,943	1.48	1.34	1.43	85
9.09	(9.10)	935	1.50	1.34	. 66	79

10.34	6.62	6,097	2.14	2.03	. 78	38
9.75	(11.54)	5,068	2.16	2.07	. 60	47
11.09	23.54	4,362	2.18	2.09	. 46	25
9.11	. 89	2,441	2.23	2.09	. 71	85
9.06	(9.40)	1,239	2.25	2.09	(. 16)	79

10.55	7.12	527	1.39	1.28	1.46	38
9.97	(10.89)	510	1.41	1.32	1.28	47
11.19	24.35	683	1.42	1.33	(. 03)	25
9.18	1.59	32,989	1.48	1.34	1.38	85
9.09	(9.10)	29,334	1.53	1.34	. 59	79

10.46	7.31	211,911	1.15	. 93	2.38	38
9.92	(10.52)	88,807	1.17	. 97	1.74	47
11.25	15.15	58,830	1.19	. 99	1.23	25

10.46	7.21	1,375,250	1.14	1.03	1.73	38
9.91	(10.58)	1,210,778	1.16	1.07	1.60	47
11.23	24.69	1,021,782	1.18	1.09	1.52	25
9.21	1.83	590,373	1.23	1.09	1.66	85
9.10	(9.00)	414,357	1.24	1.09	. 94	79

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 273

Russell Investment Company
Tax-Managed International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$946,591
Administration fees	63,112
Distribution fees	6,435
Shareholder servicing fees	1,360
Transfer agent fees	244,067
$1,261,565

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$30,948	$ 472,766	$ 433,292	$ 11	$ —	$ 70,433	$552	$—
	$30,948	$ 472,766	$ 433,292	$ 11	$ —	$ 70,433	$552	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,363,288,882
Unrealized Appreciation	$234,734,824
Unrealized Depreciation	(28,463,503)
Net Unrealized Appreciation (Depreciation)	$206,271,321

See accompanying notes which are an integral part of the financial statements.

274 Tax-Managed International Equity Fund

Russell Investment Company
Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,052.40	$1,018.84
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.11	$6.01

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,047.80	$1,015.12
	Expenses Paid During Period*	$9.90	$9.74
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.95%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,052.20	$1,018.84
of other funds.	Expenses Paid During Period*	$6.11	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Opportunistic Credit Fund 275

Russell Investment Company
Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,053.90	$1,020.33
Expenses Paid During Period*	$4.58	$4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,053.60	$1,020.08
Expenses Paid During Period*	$4.84	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,054.00	$1,020.48
Expenses Paid During Period*	$4.43	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

276 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Long-Term Fixed Income Investments - 88.3%				Alimentation Couche-Tard, Inc.
Argentina - 0.9%				3.550% due 07/26/27 (Þ)	238	234
Agua y Saneamientos Argentinos SA				Baffinland Iron Corp.
6.625% due 02/01/23		1,157	735	8.750% due 07/15/26 (Þ)	1,840	1,856
Argentine Republic Government
International Bond				Bank of Montreal
6.875% due 01/26/27		200	144	2.100% due 06/15/20	227	226
5.875% due 01/11/28		100	69	Bank of Nova Scotia (The)
7.820% due 12/31/33	EUR	1,927	1,595	4.375% due 01/13/21	218	224
12.169% due 12/15/35 (Ê)	EUR	40,000	1,256	Bombardier, Inc.
7.625% due 04/22/46		1,268	881	7.450% due 05/01/34 (Þ)	100	100
Provincia de Buenos Aires				Brookfield Asset Management, Inc.
7.875% due 06/15/27 (Þ)		300	199	4.000% due 01/15/25	154	156
YPF SA				Brookfield Finance, Inc.
Series REGS				4.000% due 04/01/24	150	154
8.500% due 07/28/25		689	630	Brookfield Residential Properties, Inc.
				6.375% due 05/15/25 (Þ)	290	284
			5,509
Australia - 0.0%				Canadian Imperial Bank of Commerce
				Series BKNT
Woolworths Group, Ltd.				2.100% due 10/05/20	227	225
4.550% due 04/12/21 (Þ)		217	222
				Canadian Oil Sands, Ltd.
Austria - 0.1%				4.500% due 04/01/22 (Þ)	81	83
				6.000% due 04/01/42 (Þ)	285	302
JBS Investments II GmbH
7.000% due 01/15/26 (Þ)		352	366	Concordia International Corp.
Raiffeisenlandesbank Niederoesterreich-				8.000% due 09/06/24	1,341	1,252
Wien AG				Enbridge, Inc.
5.875% due 11/27/23	EUR	200	249	2.900% due 07/15/22	156	156
			615	First Quantum Minerals, Ltd.
Azerbaijan - 0.1%				7.250% due 05/15/22 (Þ)	408	413
State Oil Company of Azerbaijan				7.250% due 04/01/23 (Þ)	580	573
Republic				6.500% due 03/01/24 (Þ)	800	755
6.950% due 03/18/30		731	827	6.875% due 03/01/26 (Þ)	466	434
				Kinross Gold Corp.
Bahrain - 0.4%				5.950% due 03/15/24	668	719
Bahrain Government International Bond				4.500% due 07/15/27	904	873
7.000% due 01/26/26 (Þ)		2,000	2,152	Mattamy Group Corp.
				6.500% due 10/01/25 (Þ)	704	716
Brazil - 0.9%				MEG Energy Corp.
Banco do Brasil SA				6.375% due 01/30/23 (Þ)	960	907
Series REGS				7.000% due 03/31/24 (Þ)	1,570	1,489
9.250% due 10/29/49 (Ê)(ƒ)		579	631	New Gold, Inc.
Brazil Notas do Tesouro Nacional				6.250% due 11/15/22 (Þ)	1,045	948
Series NTNF				Norbord, Inc.
10.000% due 01/01/23	BRL	8,000	2,220	6.250% due 04/15/23 (Þ)	282	293
10.000% due 01/01/27	BRL	1,400	390	Parq Holdings, LP Term Loan
BRF SA				10.101% due 12/17/20 (Ê)	1,763	1,754
Series REGS				Quebecor Media, Inc.
2.750% due 06/03/22	EUR	550	628	5.750% due 01/15/23	268	279
Cemig Geracao e Transmissao SA				Royal Bank of Canada
Series REGS				Series GMTN
9.250% due 12/05/24		597	655	3.200% due 04/30/21	153	155
Vale SA				Suncor Energy, Inc.
5.625% due 09/11/42		600	612	6.500% due 06/15/38	181	231
			5,136	Titan Acquisition, Ltd.
Canada - 3.0%				7.750% due 04/15/26 (Þ)	1,300	1,196
1011778 B. C. Unlimited Liability Co. /				Toronto-Dominion Bank (The)
New Red Finance, Inc.				1.800% due 07/13/21	233	229
5.000% due 10/15/25 (Þ)		285	283
						17,499

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 277

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cayman Islands - 2.3%			Magnetite XI, Ltd.
Apidos CLO, Ltd.			Series 2019-22A Class C
Series 2018-29A Class B			4.591% due 04/15/31 (Ê)(Þ)	500	500
4.292% due 07/25/30 (Ê)(Þ)	300	291	Neuberger Berman CLO XXI, Ltd.
Series 2019-31A Class C			Series 2018-21A Class DR
4.258% due 04/15/31 (Ê)(Þ)	500	500	4.869% due 04/20/27 (Ê)(Þ)	250	239
Babson CLO, Ltd.			Neuberger Berman CLO XXII, Ltd.
Series 2019-3A Class C			Series 2018-22A Class CR
6.042% due 04/20/31 (Ê)(Þ)	385	385	4.973% due 10/17/30 (Ê)(Þ)	500	490
Benefit Street Partners CLO IV, Ltd.			Oaktree CLO, Ltd.
Series 2019-IVA Class BRR			Series 2019-2A Class B1
5.242% due 01/20/29 (Ê)(Þ)	500	500	5.100% due 04/15/31 (Ê)(Þ)	385	385
Blue Mountain CLO, Ltd.			Octagon Loan Funding, Ltd.
Series 2018-3A Class C			Series 2018-1A Class CRR
4.780% due 10/25/30 (Ê)(Þ)	500	493	4.883% due 11/18/31 (Ê)(Þ)	250	245
Carlyle Global Market Strategies			OHA Credit Partners XIV, Ltd.
Series 2018-4A Class BR			Series 2017-14 Class C
4.569% due 10/20/27 (Ê)(Þ)	500	497	4.392% due 01/21/30 (Ê)(Þ)	500	481
Cedar Funding CLO V, Ltd.			OmGrid Funding, Ltd.
Series 2018-5A Class CR			Series REGS
4.873% due 07/17/31 (Ê)(Þ)	250	243	5.196% due 05/16/27	716	654
CIFC Funding, Ltd.			SCOF-2, Ltd.
Series 2017-1A Class C			Series 2018-2A Class CR
5.211% due 04/23/29 (Ê)(Þ)	500	499	4.438% due 07/15/28 (Ê)(Þ)	500	500
Series 2018-3A Class CR2			Symphony CLO XIX, Ltd.
4.942% due 10/22/31 (Ê)(Þ)	500	492	Series 2018-19A Class C
Series 2018-4RA Class B			4.529% due 04/16/31 (Ê)(Þ)	500	482
4.662% due 10/17/30 (Ê)(Þ)	500	494			13,378
Dryden Senior Loan Fund			Chile - 0.2%
Series 2017-30A Class DR			Corporacion Nacional del Cobre de Chile
4.914% due 11/15/28 (Ê)(Þ)	500	488	Series REGS
Series 2018-45A Class CR			3.625% due 08/01/27	250	251
4.797% due 10/15/30 (Ê)(Þ)	500	494	Empresa de Transporte de Pasajeros
Exantas Capital Corp. , Ltd.			Metro SA
Series 2018-RSO6 Class C			Series REGS
3.811% due 06/15/35 (Ê)(Þ)	500	500	5.000% due 01/25/47	568	604
Series 2019-RSO7 Class D			Empresa Nacional del Petroleo
5.199% due 04/15/36 (Ê)(Þ)	290	291	Series REGS
Lamar Funding, Ltd.			4.500% due 09/14/47	538	514
Series REGS			Inversiones CMPC SA
3.958% due 05/07/25	890	780	4.500% due 04/25/22 (Þ)	218	223
LCM 30, Ltd.					1,592
Series 2019-30A Class C			China - 0.2%
5.171% due 04/20/31 (Ê)(Þ)	250	249	China Evergrande Group
LCM, Ltd.			9.500% due 03/29/24	500	478
Series 2018-28A Class C			8.750% due 06/28/25	596	544
4.602% due 10/20/30 (Ê)(Þ)	500	490	Country Garden Holdings Co. , Ltd.
Madison Park Funding, Ltd.			Series REGS
Series 2018-14A Class CRR			7.250% due 04/04/21	300	304
4.669% due 10/22/30 (Ê)(Þ)	500	492			1,326
Series 2018-29A Class C			Colombia - 0.6%
4.801% due 10/18/30 (Ê)(Þ)	500	490	Colombia Government International
Series 2019-32A Class C			Bond
4.807% due 01/22/31 (Ê)(Þ)	250	252	3.875% due 04/25/27	300	304
Magnetite CLO XV, Ltd.			7.375% due 09/18/37	1,000	1,302
Series 2018-15A Class CR			6.125% due 01/18/41	600	706
4.571% due 07/25/31 (Ê)(Þ)	500	482	5.000% due 06/15/45	500	523

See accompanying notes which are an integral part of the financial statements.

278 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Ecopetrol SA				El Salvador Government International
7.375% due 09/18/43		548	665	Bond
5.875% due 05/28/45		101	105	Series REGS
				5.875% due 01/30/25		1,500	1,461
			3,605	7.650% due 06/15/35		498	515
Costa Rica - 0.5%
Banco Nacional de Costa Rica							1,976
Series REGS				Ethiopia - 0.1%
6.250% due 11/01/23		335	339	Ethiopia International Bond
Costa Rica Government International				6.625% due 12/11/24 (Þ)		1,000	1,026
Bond
7.000% due 04/04/44 (Þ)		2,000	1,917	Finland - 0.3%
Instituto Costarricense de Electricidad				Nokia OYJ
Series REGS				6.625% due 05/15/39		197	210
6.375% due 05/15/43		665	532	Teollisuuden Voima OYJ
			2,788	2.500% due 03/17/21	EUR	709	825
Czech Republic - 0.0%				2.125% due 02/04/25	EUR	690	792
CEZ AS							1,827
Series REGS				France - 0.9%
5.625% due 04/03/42		383	416	Casino Guichard Perrachon SA
				4.561% due 01/25/23	EUR	600	665
Denmark - 0.6%				4.498% due 03/07/24	EUR	700	768
DKT Finance ApS				4.048% due 08/05/26	EUR	500	501
9.375% due 06/17/23 (Þ)		850	920	Constantin Investissement SAS
TDC A/S				Series REGS
5.000% due 03/02/22	EUR	300	376	5.375% due 04/15/25	EUR	100	108
6.875% due 02/23/23	GBP	700	1,036	Electricite de France SA
Welltec A/S				5.250% due 10/13/55 (Þ)		250	257
9.500% due 12/01/22 (Þ)		1,100	1,083	NEW Areva Holding SA
			3,415	3.500% due 03/22/21	EUR	100	118
Dominican Republic - 0.6%				4.875% due 09/23/24	EUR	150	187
Dominican Republic International Bond				Orano SA
7.450% due 04/30/44 (Þ)		1,000	1,131	3.250% due 09/04/20	EUR	800	928
6.850% due 01/27/45 (Þ)		2,000	2,142	Series EMTN
			3,273	3.125% due 03/20/23	EUR	300	352
Ecuador - 0.4%				Sanofi
				4.000% due 03/29/21		216	222
Ecuador Government International Bond
10.750% due 01/31/29 (Þ)		300	335	Solvay Finance SA
				5.425% due 11/29/49 (Ê)(ƒ)	EUR	632	809
Series REGS
7.950% due 06/20/24		450	456	Vallourec SA
7.875% due 01/23/28		1,000	964	2.250% due 09/30/24	EUR	500	394
Republic of Ecuador Government							5,309
International Bond				Gabon - 0.1%
Series REGS				Gabon Government International Bond
9.650% due 12/13/26		500	532	6.375% due 12/12/24 (Þ)		500	481
			2,287
Egypt - 0.7%				Georgia - 0.1%
Arab Republic of Egypt International				Georgian Railway LLC
Bond				Series REGS
Series REGS				7.750% due 07/11/22		550	590
8.700% due 03/01/49		250	258
Egypt Government International Bond				Germany - 2.2%
5.875% due 06/11/25 (Þ)		500	489	Blitz F18-674 GmbH
6.875% due 04/30/40 (Þ)		3,000	2,766	Series REGS
8.700% due 03/01/49 (Þ)		750	773	6.000% due 07/30/26	EUR	1,000	1,166
			4,286	CBR Fashion Finance BV
El Salvador - 0.3%				Series REGS
				5.125% due 10/01/22	EUR	550	594

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 279

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
CTC BondCo GMBH				Indonesia - 0.4%
Series REGS				Pertamina Persero PT
5.250% due 12/15/25	EUR	750	850	Series REGS
Deutsche Bank AG				5.625% due 05/20/43		221	229
3.125% due 01/13/21		229	226	6.450% due 05/30/44		800	916
2.750% due 02/17/25	EUR	745	838	Perusahaan Listrik Negara PT
4.500% due 04/01/25		336	315	Series REGS
4.296% due 05/24/28 (Ê)		462	420	5.250% due 10/24/42		657	650
Series EMTN				6.250% due 01/25/49		245	274
4.500% due 05/19/26	EUR	400	469				2,069
K&S AG				Iraq - 0.2%
4.125% due 12/06/21	EUR	764	931	Iraq International Bond
3.000% due 06/20/22	EUR	500	595	Series REGS
METRO AG				5.800% due 01/15/28		1,000	969
1.375% due 10/28/21	EUR	700	798
METRO Wholesale & Food Specialist				Ireland - 0.4%
AG				Ardagh Packaging Finance PLC
1.500% due 03/19/25	EUR	557	619	4.625% due 05/15/23 (Þ)		181	183
Nidda BondCo GmbH				Avolon Holdings Funding, Ltd.
Series REGS				5.250% due 05/15/24 (Þ)		372	389
7.250% due 09/30/25	EUR	500	588	Endo, Ltd. / Endo Finance LLC / Endo
Norddeutsche Landesbank Girozentrale				Finco, Inc.
6.000% due 06/29/20	EUR	1,102	1,279	6.000% due 07/15/23 (Þ)		794	647
Nordex SE				Park Aerospace Holdings, Ltd.
Series REGS				5.250% due 08/15/22 (Þ)		167	174
6.500% due 02/01/23	EUR	450	505	VTB Bank
RWE AG				Series REGS
Series EMTN				9.500% due 12/31/49 (Ê)(ƒ)		754	778
2.750% due 04/21/75 (Ê)	EUR	1,250	1,433				2,171
Tele Columbus AG				Israel - 0.1%
Series REGS				Israel Electric Corp. , Ltd
3.875% due 05/02/25	EUR	800	860	5.000% due 11/12/24 (Þ)		500	532
			12,486
Ghana - 0.2%				Italy - 2.4%
Ghana Government International Bond				Banco BPB SpA
8.125% due 01/18/26 (Þ)		700	723	7.125% due 03/01/21	EUR	406	494
10.750% due 10/14/30 (Þ)		250	308	Banco Popolare SC
			1,031	6.000% due 11/05/20	EUR	700	830
Guernsey - 0.2%				6.375% due 05/31/21	EUR	576	695
Summit Germany, Ltd.				Intesa Sanpaolo SpA
Series REGS				3.375% due 01/12/23 (Þ)		160	157
2.000% due 01/31/25	EUR	980	1,039	6.625% due 09/13/23	EUR	410	546
				5.017% due 06/26/24 (Þ)		707	683
Honduras - 0.1%				3.928% due 09/15/26	EUR	950	1,122
Honduras Government International				Intesa Sanpaolo Vita SpA
Bond				4.750% due 12/31/49 (Ê)(ƒ)	EUR	300	347
Series REGS				Leonardo SpA
7.500% due 03/15/24		500	545	5.250% due 01/21/22	EUR	731	920
				4.875% due 03/24/25	EUR	502	660
Hong Kong - 0.1%				Mediobanca Banca di Credito
Industrial & Commercial Bank of China,				Finanziario SpA
Ltd.				5.750% due 04/18/23	EUR	471	599
4.250% due 12/29/49 (Ê)(ƒ)		631	625	Mediobanca SpA
				5.000% due 11/15/20	EUR	919	1,095
India - 0.0%				Telecom Italia SpA
State Bank of India				5.250% due 02/10/22	EUR	450	564
5.500% due 09/29/49 (Ê)(ƒ)		200	203	5.875% due 05/19/23	GBP	400	562
				3.625% due 05/25/26	EUR	1,200	1,377

See accompanying notes which are an integral part of the financial statements.

280 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.250% due 03/17/55	EUR	400	446	Altice Luxembourg SA
UniCredit SpA				7.750% due 05/15/22 (Þ)		835	851
6.950% due 10/31/22	EUR	847	1,101	Cabot Financial (Luxembourg) SA
5.750% due 10/28/25 (Ê)	EUR	694	818	Series REGS
Wind Tre SpA				7.500% due 10/01/23	GBP	650	860
5.000% due 01/20/26 (Þ)		323	295	Evergreen Skills Lux Sarl 1st Lien Term
Series REGS				Loan
2.750% due 01/20/24 (Ê)	EUR	300	322	7.229% due 04/28/21 (Ê)		2,336	1,948
3.125% due 01/20/25	EUR	200	214	Evergreen Skills Lux Sarl 2nd Lien Term
				Loan
			13,847	10.733% due 04/28/22 (Ê)		1,030	293
Japan - 0.0%				Garfunkelux Holdco 3 SA
Sumitomo Mitsui Banking Corp.				Series REGS
Series GMTN				8.500% due 11/01/22	GBP	1,800	2,181
2.650% due 07/23/20		156	156	Garrett LI I Sarl / Garrett Borrowing LLC
				Series REGS
Jersey - 0.8%				5.125% due 10/15/26	EUR	800	877
AA Bond Co. , Ltd.				Gazprom OAO Via Gaz Capital SA
Series REGS				6.510% due 03/07/22 (Þ)		211	227
5.500% due 07/31/22	GBP	1,125	1,323	Series REGS
CPUK Finance, Ltd.				8.625% due 04/28/34		34	45
Series REGS				7.288% due 08/16/37		1,000	1,196
4.875% due 08/28/25	GBP	175	229	Intelsat Connect Finance SA
Galaxy Bidco, Ltd.				9.500% due 02/15/23 (Þ)		692	642
5.370% due 11/15/20 (Ê)	GBP	800	1,029	Intelsat Jackson Holdings SA
Galaxy Finco, Ltd.				8.500% due 10/15/24 (Þ)		531	524
Series REGS				9.750% due 07/15/25 (Þ)		110	113
7.875% due 11/15/21	GBP	1,200	1,522	LSF9 Balta Issuer SARL
HBOS Sterling Finance Jersey, LP				Series REGS
7.881% due 12/29/49 (Ê)(ƒ)	GBP	212	404	7.750% due 09/15/22	EUR	486	537
			4,507	Mallinckrodt International Finance SA
Jordan - 0.2%				5.750% due 08/01/22 (Þ)		157	145
Jordan Government International Bond				5.625% due 10/15/23 (Þ)		170	133
Series REGS				Mallinckrodt International Finance SA /
5.750% due 01/31/27		200	195	Mallinckrodt CB LLC
7.375% due 10/10/47		1,000	972	5.500% due 04/15/25 (Þ)		283	204
			1,167	Monitchem Holdco 2 SA
Kazakhstan - 0.1%				Series REGS
				6.875% due 06/15/22	EUR	1,255	1,336
National Company KazMunajGaz
Series REGS				OJSC Russian Agricultural Bank
5.750% due 04/19/47		566	592	Series REGS
				8.500% due 10/16/23		200	210

Kenya - 0.2%				Rossini SARL
Kenya Government International Bond				Series REGS
				6.750% due 10/30/25	EUR	500	605
Series REGS				Russian Agricultural Bank OJSC Via
6.875% due 06/24/24		1,000	1,020	RSHB Capital SA
				Series REGS
Lebanon - 0.3%				8.500% due 10/16/23		475	499
Lebanon Government International Bond				Takko Luxembourg 2 SCA
Series GMTN				Series REGS
6.200% due 02/26/25		500	416	5.375% due 11/15/23 (Ê)	EUR	350	319
Series REGS				5.375% due 11/15/23	EUR	100	93
8.250% due 04/12/21		1,000	970
				Telecom Italia Capital SA
6.000% due 01/27/23		230	199	6.375% due 11/15/33		600	583
			1,585	6.000% due 09/30/34		60	55
Luxembourg - 2.7%				7.200% due 07/18/36		196	201
Actavis Funding SCS				Telecom Italia Finance SA
3.450% due 03/15/22		165	166

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 281

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.750% due 01/24/33	EUR	389	568	10.500% due 01/18/23 (Ê)(Þ)		1,033	904
Venator Materials PLC
5.750% due 07/15/25 (Þ)		316	298	Netherlands - 1.9%
VTB Bank OJSC Via VTB Capital SA				Basell Finance Co. BV
Series REGS				8.100% due 03/15/27 (Þ)		125	153
6.950% due 10/17/22		200	209	Deutsche Telekom International Finance
				BV
			15,918	2.820% due 01/19/22 (Þ)		229	228
Macao - 0.1%
Industrial & Commercial Bank of China,				Diamond (BC) BV
Ltd.				Series REGS
3.875% due 09/10/24 (Ê)		515	515	5.625% due 08/15/25	EUR	400	430
				Enel Finance International NV
Malta - 0.2%				6.000% due 10/07/39 (Þ)		202	228
VistaJet Malta Finance PLC				Kazakhstan Temir Zholy Finance BV
7.750% due 06/01/20 (Þ)		1,110	1,102	Series REGS
				6.950% due 07/10/42		664	782
Mexico - 1.9%				LBC Tank Terminals Holding
Banco Inbursa SA Institucion de Banca				Netherlands BV
Multiple				6.875% due 05/15/23 (Þ)		750	730
4.375% due 04/11/27 (Þ)		235	231	Lukoil International Finance BV
BBVA Bancomer SA				6.656% due 06/07/22 (Þ)		208	225
6.500% due 03/10/21 (Þ)		215	225	LYB International Finance BV
Comision Federal de Electricidad				4.000% due 07/15/23		223	230
Series REGS				Maxeda DIY Holdings BV
5.750% due 02/14/42		625	641	Series REGS
Grupo Bimbo SAB de CV				6.125% due 07/15/22	EUR	500	558
4.875% due 06/30/20 (Þ)		215	219	Petrobras Global Finance BV
Mexican Bonos				4.750% due 01/14/25	EUR	279	346
Series M 20				6.250% due 12/14/26	GBP	605	875
10.000% due 12/05/24	MXN	20,000	1,153	6.875% due 01/20/40		228	234
Petroleos Mexicanos				6.850% due 06/05/15		1,020	996
6.500% due 01/23/29		90	90	Srlev NV
6.625% due 06/15/38		4,000	3,706	9.000% due 04/15/41 (Ê)	EUR	980	1,251
6.500% due 06/02/41		650	599	Starfruit US Holdco LLC
5.500% due 06/27/44		2,000	1,637	Series REGS
6.375% due 01/23/45		100	89	6.500% due 10/01/26	EUR	400	460
5.625% due 01/23/46		1,000	827	Sunshine Mid BV
6.750% due 09/21/47		1,498	1,380	Series REGS
			10,797	6.500% due 05/15/26	EUR	800	923
Mongolia - 0.1%				Teva Pharmaceutical Finance
				Netherlands II BV
Development Bank of Mongolia				1.125% due 10/15/24	EUR	1,156	1,167
Series REGS				1.875% due 03/31/27	EUR	444	430
7.250% due 10/23/23		350	356
Trade and Development Bank of				1.625% due 10/15/28	EUR	437	397
Mongolia LLC				Volkswagen International Finance NV
Series REGS				4.000% due 08/12/20 (Þ)		221	224
9.375% due 05/19/20		505	524				10,867
			880	Nigeria - 0.3%
Morocco - 0.2%				Nigeria Government International Bond
Morocco Government International Bond				6.500% due 11/28/27 (Þ)		500	492
5.500% due 12/11/42 (Þ)		250	267	Series REGS
OCP SA				6.750% due 01/28/21		1,000	1,030
Series REGS							1,522
4.500% due 10/22/25		343	340	Norway - 0.0%
6.875% due 04/25/44		400	436	DNB Bank ASA
			1,043	2.125% due 10/02/20 (Þ)		159	158
Mozambique - 0.2%
Mozambique International Bond				Oman - 0.3%
See accompanying notes which are an integral part of the financial statements.

282 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Oman Government International Bond				Series REGS
Series REGS				4.625% due 10/04/47		250	251
4.750% due 06/15/26		600	555	Saudi Arabian Oil Co.
5.625% due 01/17/28		500	475	4.375% due 04/16/49 (Þ)		200	195
6.500% due 03/08/47		500	446	Saudi Electricity Global Sukuk Co.
			1,476	Series REGS
Pakistan - 0.5%				5.500% due 04/08/44		450	488
Pakistan Government International Bond							934
Series REGS				South Africa - 0.9%
7.875% due 03/31/36		2,700	2,638	Eskom Holdings SOC, Ltd.
				Series REGS
Panama - 0.1%				5.750% due 01/26/21		800	793
Aeropuerto Internacional de Tocumen				7.125% due 02/11/25		2,711	2,740
SA				Republic of South Africa Government
Series REGS				Bond
5.625% due 05/18/36		548	588	Series R186
				10.500% due 12/21/26	ZAR	12,500	966
Paraguay - 0.1%				Transnet SOC, Ltd.
Paraguay Government International
				Series REGS
Bond				4.000% due 07/26/22		639	628
6.100% due 08/11/44 (Þ)		551	620
							5,127
Peru - 0.5%				Sri Lanka - 0.3%
Banco de Credito del Peru				Sri Lanka Government International
5.375% due 09/16/20 (Þ)		217	224	Bond
				Series REGS
Banco Internacional del Peru SAA				6.825% due 07/18/26		1,300	1,281
5.750% due 10/07/20 (Þ)		211	218	6.200% due 05/11/27		200	189
Peruvian Government International Bond
8.750% due 11/21/33		1,000	1,550				1,470
Petroleos del Peru SA				Sweden - 0.6%
Series REGS				Telefonaktiebolaget LM Ericsson
5.625% due 06/19/47		752	794	Series 7Y
				1.875% due 03/01/24	EUR	890	1,026
			2,786
Philippines - 0.1%				Unilabs SubHolding AB
Power Sector Assets & Liabilities				Series REGS
Management Corp.				5.750% due 05/15/25	EUR	350	396
Series REGS				Verisure Midholding AB
7.390% due 12/02/24		607	732	Series REGS
				5.750% due 12/01/23	EUR	1,750	2,015
Puerto Rico - 0.0%							3,437
Popular, Inc.				Thailand - 0.1%
6.125% due 09/14/23		264	275	Bangkok Bank PCL
				9.025% due 03/15/29 (Þ)		169	231
Qatar - 0.0%				PTTEP Canada International Finance,
Nakilat, Inc.				Ltd.
Series REGS				Series REGS
6.067% due 12/31/33		370	421	6.350% due 06/12/42		370	460
							691
Russia - 0.4%				Tunisia - 0.1%
Russian Federation International Bond				Banque Centrale de Tunisie SA
Series REGS				Series REGS
7.500% due 03/31/30 (Ê)		563	627	5.750% due 01/30/25		633	578
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24	RUB	115,000	1,745	Turkey - 1.0%
			2,372	TC Ziraat Bankasi AS
Saudi Arabia - 0.2%				Series REGS
Saudi Arabia Government International				5.125% due 05/03/22		592	539
Bond				Turkey Government International Bond

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 283

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.375% due 02/05/25		600	594	GKN Holdings PLC
6.750% due 05/30/40		1,000	875	3.375% due 05/12/32	GBP	800	1,008
4.875% due 04/16/43		500	368	GlaxoSmithKline Capital PLC
6.625% due 02/17/45		2,000	1,702	2.850% due 05/08/22		151	151
5.750% due 05/11/47		200	157	House of Fraser Funding PLC
Turkiye Halk Bankasi AS				Series REGS
Series REGS				6.567% due 09/15/20 (Ê)(Ø)	GBP	400	13
4.750% due 02/11/21		360	322	Imperial Brands Finance PLC
5.000% due 07/13/21		283	251	2.950% due 07/21/20 (Þ)		157	157
Turkiye Ihracat Kredi Bankasi AS				Iron Mountain UK PLC
Series REGS				Series REGS
5.375% due 02/08/21		300	288	3.875% due 11/15/25	GBP	500	631
5.375% due 10/24/23		494	442	Jerrold Finco PLC
			5,538	Series REGS
Ukraine - 0.0%				6.250% due 09/15/21	GBP	500	663
Ukraine Government International Bond				6.125% due 01/15/24	GBP	150	198
3.155% due 05/31/40 (Ê)		200	127	Jewel UK Bondco PLC
3.155% due 05/31/40 (Ê)(Þ)		195	124	Series REGS
			251	8.500% due 04/15/23	GBP	237	318
United Arab Emirates - 0.2%				KCA Deutag UK Finance PLC
Abu Dhabi National Energy Co. PJSC				9.875% due 04/01/22 (Þ)		900	783
4.375% due 04/23/25 (Þ)		506	521	9.625% due 04/01/23 (Þ)		200	170
IDBI Bank, Ltd. /DIFC Dubai				Lloyds Bank PLC
Series GMTN				Series EMTN
4.250% due 11/30/20		529	529	13.000% due 01/29/49 (Ê)(ƒ)	GBP	350	780
			1,050	Lloyds Banking Group PLC
United Kingdom - 6.9%				6.657% due 12/31/49 (Ê)(ƒ)(Þ)		255	266
Algeco Scotsman Global Finance PLC				Marks And Spencer PLC
Series REGS				7.125% due 12/01/37 (Þ)		204	219
6.500% due 02/15/23	EUR	400	471	Ocado Group PLC
Aon PLC				Series REGS
4.000% due 11/27/23		220	228	1.652% due 06/15/24		650	863
Arrow Global Finance PLC				Oschadbank Via SSB #1 PLC
				9.728% due 01/19/24 (Ê)		2,800	2,688
Series REGS				9.625% due 03/20/25 (Ê)(Þ)		725	725
5.125% due 09/15/24	GBP	750	956
Avon Products, Inc.				Perform Group Financing PLC
7.000% due 03/15/23		324	323	Series REGS
Barclays Bank PLC				8.500% due 11/15/20	GBP	800	1,055
5.140% due 10/14/20		221	227	Petrobras Global Finance BV
7.125% due 10/29/49 (Ê)(ƒ)	GBP	425	584	5.375% due 10/01/29	GBP	1,100	1,464
6.278% due 12/29/49 (Ê)(ƒ)		225	234	6.625% due 01/16/34	GBP	315	447
				Privatbank CJSC Via UK SPV Credit
Boparan Finance PLC				Finance PLC
Series REGS				11.000% due 02/09/21 (Ø)		1,577	126
5.500% due 07/15/21	GBP	1,800	1,613	RAC Bond Co. PLC
BP Capital Markets PLC				Series REGS
2.500% due 11/06/22		160	159	5.000% due 11/06/22	GBP	850	1,030
Centrica PLC				Royal Bank of Scotland Group PLC
3.000% due 04/10/76 (Ê)	EUR	900	1,016	6.100% due 06/10/23		212	227
Co-operative Group Holdings, Ltd.				7.648% due 09/30/49 (Ê)(ƒ)		196	248
6.875% due 07/08/20 (Ê)	GBP	680	928	Standard Chartered PLC
5.035% due 07/08/26 (Ê)	GBP	200	292	7.014% due 12/30/49 (Ê)(ƒ)(Þ)		215	232
Daily Mail & General Trust PLC				Synlab Unsecured Bondco PLC
6.375% due 06/21/27	GBP	650	960	Series REGS
EI Group PLC				8.250% due 07/01/23	EUR	950	1,121
6.875% due 02/15/21	GBP	560	775	Tesco Corporate Treasury Services PLC
Ensco Rowan PLC				2.125% due 11/12/20	EUR	491	565
5.750% due 10/01/44		316	208

See accompanying notes which are an integral part of the financial statements.

284 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
2.500% due 07/01/24	EUR	280	339	4.750% due 05/05/21	213	221
Tesco PLC				AMC Entertainment Holdings, Inc.
5.500% due 01/13/33	GBP	84	135	6.375% due 11/15/24	1,300	1,695
6.150% due 11/15/37 (Þ)		117	127	American Honda Finance Corp.
5.125% due 04/10/47	EUR	763	1,126	1.950% due 07/20/20	150	149
Thomas Cook Group PLC				American Tower Corp.
Series REGS				2.250% due 01/15/22	157	155
6.250% due 06/15/22	EUR	700	597	Anheuser-Busch InBev Worldwide, Inc.
Travelex Financing PLC				8.000% due 11/15/39	158	218
Series REGS				Anthem, Inc.
8.000% due 05/15/22	EUR	1,050	1,201	2.500% due 11/21/20	226	225
Tullow Oil PLC				Apex Tool Group LLC / BC Mountain
6.250% due 04/15/22 (Þ)		907	914	Finance, Inc.
TVL Finance PLC				9.000% due 02/15/23 (Þ)	2,255	2,213
Series REGS				Apple, Inc.
8.500% due 05/15/23	GBP	908	1,237	2.250% due 02/23/21	226	225
Ukreximbank Via Biz Finance PLC				APX Group, Inc.
9.765% due 02/09/23 (Ê)(Þ)		6,067	5,765	7.875% due 12/01/22	287	286
9.750% due 01/22/25 (Þ)		617	620	Aramark Services, Inc.
Virgin Media Secured Finance PLC				5.125% due 01/15/24	274	283
5.250% due 01/15/21		191	197	Arconic, Inc.
5.500% due 01/15/21	GBP	498	687	5.400% due 04/15/21	390	402
				5.900% due 02/01/27	288	304
Viridian Group FinanceCo PLC				5.950% due 02/01/37	108	109
Series REGS
4.750% due 09/15/24	GBP	500	645	Ares Capital Corp.
				3.500% due 02/10/23	157	155
Vue International Bidco PLC
Series REGS				Arrow Electronics, Inc.
4.940% due 07/15/20 (Ê)	EUR	100	111	3.500% due 04/01/22	153	155
7.875% due 07/15/20	GBP	900	1,173	Ascend Learning LLC
				6.875% due 08/01/25 (Þ)	220	224
			39,996	AssuredPartners, Inc.

United States - 46.1%				7.000% due 08/15/25 (Þ)	1,720	1,625
Abbott Laboratories
2.900% due 11/30/21		151	152	Asurion LLC 2nd Lien Term
				8.983% due 08/04/25 (Ê)	1,710	1,742
Acrisure LLC / Acrisure Finance, Inc.
8.125% due 02/15/24 (Þ)		259	271	AT&T, Inc.
				3.000% due 02/15/22	151	152
7.000% due 11/15/25 (Þ)		765	692
				Atrium CDO Corp.
AES Corp.
4.875% due 05/15/23		275	279	Series 2017-12A Class DR
				5.392% due 04/22/27 (Ê)(Þ)	250	245
Affinion Group, Inc.
12.500% due 11/10/22 (Þ)		546	352	Avanos Medical, Inc.
				6.250% due 10/15/22	650	664
Ajax Mortgage Loan Trust				Avantor, Inc.
Series 2018-A Class A				9.000% due 10/01/25 (Þ)	2,071	2,253
3.850% due 04/25/58 (Þ)		687	689
				Babson CLO, Ltd.
Albertsons Cos. LLC
7.500% due 03/15/26 (Þ)		319	338	Series 2014-IA Class C
				3.680% due 07/20/25 (Ê)(Þ)	250	250
Allegheny Technologies, Inc.
5.950% due 01/15/21		200	204	Ball Corp.
				4.000% due 11/15/23	279	281
7.875% due 08/15/23		195	211	Banc of America Commercial Mortgage
Allergan, Inc.				Trust
2.800% due 03/15/23		237	232	Series 2017-BNK3 Class XB
Alliant Holdings Intermediate LLC Term
Loan B2				Interest Only STRIP
				0.781% due 02/15/50 (Ê)	20,000	887
8.250% due 08/01/23 (Þ)		1,990	2,045	Bank Commercial Mortgage Pass-
Ally Financial, Inc.				Through Certificates
7.500% due 09/15/20		257	270	Series 2017-BNK5 Class XA
8.000% due 11/01/31		49	63	Interest Only STRIP
Altria Group, Inc.				1.238% due 06/15/60 (Ê)	13,657	836
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-BN12 Class D			Brazil Loan Trust 1
3.000% due 05/15/61 (Þ)	1,125	933	5.477% due 07/24/23 (Þ)	1,370	1,408
Series 2018-BN14 Class D			Brighthouse Financial, Inc.
3.000% due 09/15/60 (Þ)	310	273	4.700% due 06/22/47	270	222
Bank of America Corp.			Broadcom Corp. / Broadcom Cayman
5.625% due 07/01/20	215	222	Finance, Ltd.
Bank of America Merrill Lynch Mortgage			3.875% due 01/15/27	163	156
Securities Trust			Brown & Brown, Inc.
Series 2018-DSNY Class D			4.200% due 09/15/24	227	233
4.050% due 09/15/34 (Ê)(Þ)	1,000	999	Burlington Northern Santa Fe LLC
Barclays Commercial Mortgage			3.400% due 09/01/24	167	172
Securities Trust			BWAY Holding Co.
Series 2017-C1 Class XA			7.250% due 04/15/25 (Þ)	693	675
Interest Only STRIP			Series REGS
1.683% due 02/15/50 (Ê)	10,567	938	4.750% due 04/15/24	550	632
BAT Capital Corp.			Cablevision Systems Corp.
2.297% due 08/14/20	229	227	5.875% due 09/15/22	267	278
Bausch Health Cos. , Inc.			CALI Mortgage Trust
6.125% due 04/15/25 (Þ)	2,150	2,177	Series 2019-101C Class E
Bayer US Finance II LLC			4.469% due 03/10/39 (Ê)(Þ)	320	323
2.750% due 07/15/21 (Þ)	229	227	Calpine Corp.
BB&T Corp.			5.250% due 06/01/26 (Þ)	301	301
2.150% due 02/01/21	133	132
BCPE Eagle Buyer LLC 2nd Lien Term			Calumet Specialty Products Co.
Loan			7.625% due 01/15/22	567	532
10.629% due 03/16/25 (Ê)	2,590	2,438	Carlson Travel, Inc.
			9.500% due 12/15/24 (Þ)	816	792
Becton Dickinson and Co.			Carlyle Global Market Strategies CLO,
2.894% due 06/06/22	229	228	Ltd.
Benchmark Mortgage Trust			Series 2018-2A Class CR
Series 2019-B9 Class D			4.759% due 04/27/27 (Ê)(Þ)	300	292
3.000% due 03/15/52 (Þ)	810	703	Series 2018-2A Class DR
Series 2018-B4 Class XA			6.859% due 04/27/27 (Ê)(Þ)	400	388
Interest Only STRIP			CarMax Auto Owner Trust
0.544% due 07/15/51 (Ê)	6,123	224	Series 2018-4 Class D
Series 2019-B10 Class XA			4.150% due 04/15/25	500	511
Interest Only STRIP			Carvana Co.
1.233% due 03/15/62 (Ê)	3,831	356	8.875% due 10/01/23 (Þ)	278	288
Berkshire Hathaway Energy Co.			Caterpillar Financial Services Corp.
4.500% due 02/01/45	144	152	Series GMTN
Berkshire Hathaway Finance Corp.			1.850% due 09/04/20	158	156
5.750% due 01/15/40	149	185	CBL & Associates LP
Berkshire Hathaway, Inc.			5.950% due 12/15/26	475	331
2.750% due 03/15/23	230	231	CCO Holdings LLC / CCO Holdings
Berry Global, Inc.			Capital Corp.
5.125% due 07/15/23	278	282	5.875% due 04/01/24 (Þ)	1,184	1,237
Big River Steel LLC / BRS Finance			5.750% due 02/15/26 (Þ)	274	287
Corp.			5.500% due 05/01/26 (Þ)	571	589
7.250% due 09/01/25 (Þ)	760	809	5.875% due 05/01/27 (Þ)	227	236
Blue Mountain CLO, Ltd.			Series DMTN
Series 2018-1A Class DR			5.000% due 02/01/28 (Þ)	662	661
5.119% due 04/20/27 (Ê)(Þ)	400	392	CDK Global, Inc.
Series 2018-3A Class CR			Series WI
4.816% due 11/15/30 (Ê)(Þ)	250	246	5.000% due 10/15/24	305	316
Bowman Park CLO, Ltd.			Century Aluminum Co.
Series 2015-1A Class E			7.500% due 06/01/21 (Þ)	310	308
8.077% due 11/23/25 (Ê)(Þ)	400	397	CenturyLink, Inc.
BP Capital Markets America, Inc.			Series G
4.500% due 10/01/20	215	220	6.875% due 01/15/28	1,151	1,127

See accompanying notes which are an integral part of the financial statements.

286 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CF Industries, Inc.			Series 2018-1 Class B1
7.125% due 05/01/20	150	156	4.362% due 02/25/48 (Ê)(Þ)	900	897
3.450% due 06/01/23	433	424	Series 2019-1 Class M1
5.150% due 03/15/34	54	52	4.518% due 03/25/49 (Ê)(Þ)	1,000	1,023
4.950% due 06/01/43	147	129	Comcast Cable Communications
5.375% due 03/15/44	28	26	Holdings, Inc.
CFCRE Commercial Mortgage Trust			9.455% due 11/15/22	179	219
Series 2016-C7 Class XA			Comcast Corp.
Interest Only STRIP			3.700% due 04/15/24	147	152
0.753% due 12/10/54 (Ê)	16,427	765	Commercial Mortgage Trust
Change Healthcare Holdings, Inc. /			Series 2013-CR8 Class D
Change Financing Co.			4.080% due 06/10/46 (Ê)(Þ)	1,000	989
5.750% due 03/01/25 (Þ)	288	285	Series 2014-CR21 Class XA
Chaparral Energy, Inc.			Interest Only STRIP
8.750% due 07/15/23 (Þ)	402	296	1.102% due 12/10/47 (Ê)	9,322	346
Charming Charlie, Inc. Term Loan A			Series 2016-CD1 Class XA
12.580% due 04/24/23 (Ê)	374	145	Interest Only STRIP
Charming Charlie, Inc. Term Loan B			1.562% due 08/10/49 (Ê)	11,745	906
12.580% due 04/24/23 (Ê)	460	177	Series 2017-COR2 Class XA
Charter Communications Operating LLC			Interest Only STRIP
/ Charter Communications Operating			1.333% due 09/10/50 (Ê)	5,380	423
Capital
4.200% due 03/15/28	236	236	Commonbond Student Loan Trust
			Series 2017-AGS Class C
Cigna Corp.			5.280% due 05/25/41 (Þ)	217	226
4.500% due 03/15/21	220	226
			CommScope Finance LLC
CIM Trust			5.500% due 03/01/24 (Þ)	250	261
Series 2018-INV1 Class A10			8.250% due 03/01/27 (Þ)	328	354
4.000% due 08/25/48 (Ê)(Þ)	500	504
			CommScope Technologies Finance LLC
Series 2019-INV1 Class A1			6.000% due 06/15/25 (Þ)	294	299
4.000% due 02/25/49 (Ê)(Þ)	984	999	Communications Sales & Leasing, Inc. /
Cisco Systems, Inc.			CSL Capital LLC
2.200% due 02/28/21	182	181	8.250% due 10/15/23	1,373	1,278
CIT Group, Inc.			Conagra Brands, Inc.
5.000% due 08/15/22	273	284	4.850% due 11/01/28	150	159
Citigroup Commercial Mortgage Trust			Connecticut Avenue Securities Trust
Series 2014-GC19 Class E			Series 2018-R07 Class 1M2
4.400% due 03/10/47 (Ê)(Þ)	1,000	964	4.681% due 04/25/31 (Ê)(Þ)	1,000	1,021
Series 2014-GC19 Class F			Constellation Brands, Inc.
3.665% due 03/10/47 (Ê)(Þ)	443	379	3.700% due 12/06/26	234	235
Series 2016-P3 Class D			Continental Wind LLC
2.804% due 04/15/49 (Ê)(Þ)	262	221	6.000% due 02/28/33 (Þ)	215	239
Series 2016-P5 Class D			CoreCivic, Inc.
3.000% due 10/10/49 (Þ)	670	572	5.000% due 10/15/22	300	300
Series 2017-P8 Class XA			Cornerstone Chemical Comp.
Interest Only STRIP			Series 000E
1.071% due 09/15/50 (Ê)	4,045	247	6.750% due 08/15/24 (Þ)	680	661
Series 2018-C5 Class XA			Coventry Health Care, Inc.
Interest Only STRIP			5.450% due 06/15/21	211	220
0.604% due 06/10/51 (Ê)	7,484	379	Crestwood Midstream Partners LP
Series 2018-C6 Class D			5.625% due 05/01/27 (Þ)	614	612
5.236% due 11/10/51 (Ê)(Þ)	410	419	Crimson Merger Sub, Inc.
Clear Channel Worldwide Holdings, Inc.			6.625% due 05/15/22 (Þ)	1,997	1,962
9.250% due 02/15/24 (Þ)	228	245	Crown Americas LLC / Crown Americas
Cleveland-Cliffs Inc.			Capital Corp. IV
6.250% due 10/01/40	232	204	4.500% due 01/15/23	276	282
			Crown Americas LLC / Crown Americas
Colfax Corp.			Capital Corp. V
6.375% due 02/15/26 (Þ)	162	172	4.250% due 09/30/26	288	280
COLT Funding LLC

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 287

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Crown Castle International Corp.			2.400% due 09/15/22	166	158
3.200% due 09/01/24	170	169	Education Management LLC Term Loan
CSAIL Commercial Mortgage Trust			B
0.194% due 01/15/49 (Ê)	1,000	944	14.000% due 07/02/20 (Ê)	303	—
Series 2015-C2 Class C			El Paso Natural Gas Co. LLC
4.354% due 06/15/57 (Ê)	100	95	8.375% due 06/15/32	175	229
CSC Holdings LLC			Elanco Animal Health, Inc.
7.500% due 04/01/28 (Þ)	669	730	4.272% due 08/28/23 (Þ)	277	288
CVS Health Corp.			Embarq Corp.
2.800% due 07/20/20	226	226	7.995% due 06/01/36	466	460
DaVita HealthCare Partners, Inc.			EMD Finance LLC
5.000% due 05/01/25	290	284	2.950% due 03/19/22 (Þ)	183	182
			Endo Finance LLC / Endo, Ltd. / Endo
DB Master Finance LLC			Finco, Inc.
Series 2019-1A Class A23			6.000% due 02/01/25 (Þ)	150	114
4.352% due 05/20/49 (Þ)	400	405	Energen Corp.
Series 2019-1A Class A2II			4.625% due 09/01/21	295	298
4.021% due 05/20/49 (Þ)	200	202	Energy Ventures Gom LLC / EnVen
DBWF Mortgage Trust			Finance Corp.
Series 2015-LCM Class D			11.000% due 02/15/23 (Þ)	260	286
3.421% due 06/10/34 (Ê)(Þ)	1,000	905	Engineered Machinery Holdings, Inc.
			2nd Lien Term Loan
Series 2018-GLKS Class E			9.851% due 07/19/25 (Ê)	570	558
5.398% due 11/19/35 (Ê)(Þ)	710	712
			EnLink Midstream Partners, LP
DCP Midstream LLC			4.400% due 04/01/24	233	231
6.750% due 09/15/37 (Þ)	89	93	4.150% due 06/01/25	220	212
Dean Foods Co.
6.500% due 03/15/23 (Þ)	406	211	Enova International, Inc.
			8.500% due 09/01/24 (Þ)	305	293
Dell, Inc.
5.400% due 09/10/40	197	176	Enterprise Products Operating LLC
			5.200% due 09/01/20	217	224
Delta Air Lines, Inc.
3.625% due 03/15/22	227	229	Envision Healthcare Corp.
			8.750% due 10/15/26 (Þ)	2,833	2,670
Dexko Global, Inc. 2nd Lien Term Loan
10.851% due 07/24/25 (Ê)	1,390	1,376	Exelon Corp.
			3.497% due 06/01/22	155	157
Diamond Offshore Drilling, Inc.
4.875% due 11/01/43	220	141	Exelon Generation Co. LLC
			5.600% due 06/15/42	174	185
DISH DBS Corp.
6.750% due 06/01/21	271	279	Express Scripts Holding Co.
			3.300% due 02/25/21	180	181
7.750% due 07/01/26	593	531	Fannie Mae Connecticut Avenue
Dominion Energy, Inc.			Securities
2.579% due 07/01/20	165	164	Series 2018-C01 Class 1B1
Domino's Pizza Master Issuer LLC			5.124% due 07/25/30 (Ê)	1,300	1,316
Series 2015-1A Class A2II			Series 2018-C02 Class 2M2
4.474% due 10/25/45 (Þ)	728	744	4.160% due 08/25/30 (Ê)	1,300	1,306
Domtar Corp.			Series 2018-C03 Class 1M2
6.750% due 02/15/44	150	160	3.896% due 10/25/30 (Ê)	750	754
Dow Chemical Co. (The)			Series 2018-C04 Class 2B1
5.250% due 11/15/41	210	223	6.602% due 12/25/30 (Ê)	1,000	1,047
Dresdner Funding Trust I			Series 2018-C05 Class 1B1
8.151% due 06/30/31 (Þ)	220	282	6.332% due 01/25/31 (Ê)	1,000	1,043
Duke Energy Corp.			Series 2018-C05 Class 1M2
3.750% due 04/15/24	160	165	4.432% due 01/25/31 (Ê)	970	982
Earnest Student Loan Program LLC			Series 2018-C06 Class 1B1
Series 2017-A Class C			6.227% due 03/25/31 (Ê)	750	754
4.130% due 01/25/41 (Þ)	214	210	Series 2018-C06 Class 1M2
Edgewell Personal Care Co.			4.477% due 03/25/31 (Ê)	600	603
4.700% due 05/19/21	416	424	Series 2018-C06 Class 2B1
4.700% due 05/24/22	278	287	6.577% due 03/25/31 (Ê)	750	761
Edison International

See accompanying notes which are an integral part of the financial statements.

288 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-C06 Class 2M2			6.345% due 02/15/34	221	266
4.577% due 03/25/31 (Ê)	700	700	Goldman Sachs Mortgage Securities
FedEx Corp.			Trust
2.625% due 08/01/22	231	229	Series 2012-GCJ7 Class E
Ferrellgas Partners, LP / Ferrellgas			5.000% due 05/10/45 (Ê)(Þ)	310	222
Partners Finance Corp.			Series 2013-GC14 Class XA
8.625% due 06/15/20	1,158	874	Interest Only STRIP
Flagstar Mortgage Trust			0.789% due 08/10/46 (Ê)	15,645	360
Series 2018-6RR Class B1			Series 2013-GC16 Class G
5.067% due 10/25/48 (Ê)(Þ)	496	521	3.500% due 11/10/46 (Þ)	90	72
Ford Holdings LLC			Series 2015-FRR1 Class K3B
9.300% due 03/01/30	183	226	5.396% due 06/27/41 (Ê)	1,181	1,177
Ford Motor Co.			Series 2016-GS4 Class D
7.450% due 07/16/31	144	167	3.233% due 11/10/49 (Ê)(Þ)	403	359
Ford Motor Credit Co. LLC			Series 2018-LUAU Class D
3.096% due 05/04/23	200	192	4.187% due 11/15/32 (Ê)(Þ)	1,000	1,000
Foresight Energy LLC / Foresight Energy			Series 2018-LUAU Class E
Finance Corp.			4.837% due 11/15/32 (Ê)(Þ)	1,000	990
11.500% due 04/01/23 (Þ)	1,520	1,178	Graphic Packaging International LLC
Forum Energy Technologies, Inc.			4.750% due 04/15/21	273	280
6.250% due 10/01/21	140	132
Freddie Mac Structured Agency Credit			GTT Communications, Inc.
Risk			7.875% due 12/31/24 (Þ)	2,520	2,375
Series 2015-DNA3 Class M3			Hadrian Merger Sub, Inc.
7.177% due 04/25/28 (Ê)	1,000	1,148	8.500% due 05/01/26 (Þ)	297	282
Series 2017-HQA2 Class M2			Harman International Industries, Inc.
3.887% due 12/25/29 (Ê)	750	775	4.150% due 05/15/25	162	166
Series 2018-DNA1 Class M2			HC2 Holdings, Inc.
3.361% due 07/25/30 (Ê)	1,000	987	11.500% due 12/01/21 (Þ)	316	272
Series 2018-HQA1 Class M2			HCA Healthcare, Inc.
4.154% due 09/25/30 (Ê)	750	757	6.250% due 02/15/21	281	295
Series 2018-HQA2 Class M2			HCA, Inc.
4.587% due 10/25/48 (Ê)(Þ)	1,000	1,004	5.875% due 03/15/22	141	151
Freeport-McMoRan, Inc.			7.500% due 11/15/95	274	281
5.400% due 11/14/34	600	563	HealthSouth Corp.
5.450% due 03/15/43	322	291	5.750% due 09/15/25	272	279
Fresenius Medical Care US Finance II,			Helios Issuer LLC
Inc.			Series 2018-1A Class A
4.750% due 10/15/24 (Þ)	147	154	4.870% due 07/20/48 (Þ)	991	1,024
Gap, Inc. (The)			Series 2018-1A Class B
5.950% due 04/12/21	205	214	7.710% due 07/20/48 (Þ)	978	1,008
General Motors Financial Co. , Inc.			High Ridge Brands Co.
4.200% due 11/06/21	165	169	8.875% due 03/15/25 (Þ)	970	403
Genesis Energy, LP / Genesis Energy			Highwoods Realty, LP
Finance Corp.			3.625% due 01/15/23	211	213
5.625% due 06/15/24	490	487	Hilton Grand Vacations Borrower LLC /
6.500% due 10/01/25	673	676	Hilton Grand Vacations Borrower, Inc.
6.250% due 05/15/26	497	492	6.125% due 12/01/24	286	300
Genworth Holdings, Inc.			HLF Financing SARL LLC
7.200% due 02/15/21	653	638	7.250% due 08/15/26 (Þ)	280	285
6.500% due 06/15/34	354	276	Home Depot, Inc. (The)
GEO Group, Inc. (The)			2.625% due 06/01/22	153	153
5.875% due 10/15/24	291	266	Hospitality Properties Trust
Georgia Power Co.			4.650% due 03/15/24	151	154
Series C			HSBC Finance Corp.
2.000% due 09/08/20	230	228	6.676% due 01/15/21	208	218
GLP Capital, LP / GLP Financing II, Inc.			HUB International, Ltd.
4.875% due 11/01/20	217	221	7.000% due 05/01/26 (Þ)	1,190	1,200
Goldman Sachs Capital I			Humana, Inc.

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 289

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 12/15/20	154	153	Kenan Advantage Group, Inc.
Hyundai Capital America			7.875% due 07/31/23 (Þ)	1,119	1,085
2.750% due 09/18/20 (Þ)	227	226	Kennedy-Wilson, Inc.
IBM Credit LLC			5.875% due 04/01/24	280	282
1.800% due 01/20/21	231	227	Keurig Dr Pepper, Inc.
International Paper Co.			4.057% due 05/25/23 (Þ)	181	186
4.350% due 08/15/48	248	228	Kraft Heinz Foods Co.
Iron Mountain, Inc.			4.875% due 02/15/25 (Þ)	220	226
4.375% due 06/01/21 (Þ)	298	300	L Brands, Inc.
iStar, Inc.			6.950% due 03/01/33	201	170
5.250% due 09/15/22	282	284	Ladder Capital Finance Holdings LLLP
J. G. Wentworth XLII LLC			5.250% due 10/01/25 (Þ)	291	290
Series 2018-2A Class B			Laredo Petroleum, Inc.
4.700% due 10/15/77 (Þ)	500	522	5.625% due 01/15/22	750	707
JBS USA Food Company LLC			LCM, Ltd.
6.500% due 04/15/29 (Þ)	1,283	1,360	Series 2018-22A Class CR
JBS USA LUX SA / JBS USA Finance,			5.302% due 10/20/28 (Ê)(Þ)	800	784
Inc.			LCSS Financing LLC
6.750% due 02/15/28 (Þ)	1,043	1,103
			Series 2018-A Class A
JC Penney Corp. , Inc.			4.700% due 12/15/62 (Þ)	976	1,032
7.400% due 04/01/37	281	115
			Leidos Holdings, Inc.
Jefferies Finance LLC			4.450% due 12/01/20	300	304
7.250% due 08/15/24 (Þ)	380	375
Jonah Energy LLC / Jonah Energy			Lennar Corp.
Finance Corp.			8.375% due 01/15/21	258	280
7.250% due 10/15/25 (Þ)	1,333	796	Leucadia National Corp.
JPMBB Commercial Mortgage Securities			5.500% due 10/18/23	212	223
Trust			Liberty Interactive LLC
Series 2014-C26 Class E			8.500% due 07/15/29	271	283
4.000% due 01/15/48 (Þ)	190	155	Liberty Property, LP
Series 2015-C27 Class XA			4.750% due 10/01/20	219	224
Interest Only STRIP			Live Nation Entertainment, Inc.
1.529% due 02/15/48 (Ê)	3,959	180	5.625% due 03/15/26 (Þ)	276	288
JPMorgan Chase & Co.			LKQ Corp.
2.550% due 03/01/21	229	228	4.750% due 05/15/23	290	292
JPMorgan Chase Commercial Mortgage			Louisiana-Pacific Corp.
Securities Trust			4.875% due 09/15/24	284	286
Series 2011-C4 Class G			LPL Holdings, Inc.
3.873% due 07/15/46 (Ê)(Þ)	1,000	990	5.750% due 09/15/25 (Þ)	318	324
Series 2011-C5 Class D			M/I Homes, Inc.
5.408% due 08/15/46 (Ê)(Þ)	1,217	1,228	5.625% due 08/01/25	728	714
Series 2011-C5 Class E			Mack-Cali Realty, LP
4.000% due 08/15/46 (Ê)(Þ)	690	661	3.150% due 05/15/23	319	291
Series 2013-C13 Class F			Madison Park Funding, Ltd.
3.986% due 01/15/46 (Ê)(Þ)	320	295
			Series 2018-31A Class C
Series 2013-C10 Class E			4.926% due 01/23/31 (Ê)(Þ)	250	245
3.500% due 12/15/47 (Ê)(Þ)	1,000	904
			Magellan Health, Inc.
Series 2018-WPT Class FFX			Series 0005
5.542% due 07/05/23 (Þ)	440	444	4.900% due 09/22/24	125	122
JPMorgan Mortgage Trust			Marathon Petroleum Corp.
Series 2018-3 Class B3			4.750% due 09/15/44	235	236
3.783% due 09/25/48 (Ê)(Þ)	880	832
			Marlette Funding Trust
Series 2019-1 Class A3			Series 2017-3A Class C
4.000% due 05/25/49 (Ê)(Þ)	750	761	4.010% due 12/15/24 (Þ)	1,250	1,254
Series 2019-2 Class A3			Series 2018-4A Class C
4.000% due 08/25/49 (Ê)(Þ)	976	992	4.910% due 12/15/28 (Þ)	1,000	1,023
JPW Industries Holding Corp.			Series 2019-2A Class B
9.000% due 10/01/24 (Þ)	480	468	3.530% due 07/16/29 (Þ)	500	500

See accompanying notes which are an integral part of the financial statements.

290 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Masco Corp.			Series REGS
4.500% due 05/15/47	170	155	3.875% due 11/15/29	200	230
Mattel, Inc.			Nevada Power Co.
2.350% due 08/15/21	476	456	5.375% due 09/15/40	201	228
MDC Holdings, Inc.			New Albertsons, L. P.
5.500% due 01/15/24	165	172	Series MTNC
6.000% due 01/15/43	82	72	6.625% due 06/01/28	116	100
MGIC Investment Corp.			7.450% due 08/01/29	164	153
5.750% due 08/15/23	270	290	New Cingular Wireless Services, Inc.
MH Sub I LLC 2nd Lien Term Loan			8.750% due 03/01/31	167	227
9.977% due 08/16/25 (Ê)	810	811	New Residential Mortgage Loan Trust
Microsoft Corp.			Series 2019-NQM2 Class A2
2.375% due 02/12/22	181	181	3.701% due 04/25/49 (Ê)(Þ)	980	987
Midas Intermediate Holdco II LLC			NFP Corp.
7.875% due 10/01/22 (Þ)	710	653	6.875% due 07/15/25 (Þ)	1,120	1,100
Morgan Stanley Bank of America Merrill			NGPL PipeCo LLC
Lynch Trust			7.768% due 12/15/37 (Þ)	211	259
Series 2012-C6 Class E			Nielsen Finance LLC / Nielsen Finance
4.575% due 11/15/45 (Ê)(Þ)	1,520	1,510	Co.
Series 2014-C15 Class D			5.000% due 04/15/22 (Þ)	885	881
5.057% due 04/15/47 (Ê)(Þ)	220	227	Noble Holding International, Ltd.
Series 2016-C29 Class XB			7.950% due 04/01/25	195	172
Interest Only STRIP			6.200% due 08/01/40	170	114
1.115% due 05/15/49 (Ê)	7,710	468	8.950% due 04/01/45	69	56
Morgan Stanley Capital I Trust			Nokia of Americal Corp.
Interest Only STRIP			6.450% due 03/15/29	279	276
Series 2017-HR2 Class XA			Norfolk Southern Corp.
0.799% due 12/15/50 (Ê)	3,039	167	2.400% due 05/17/22	154	153
Series 2019-BPR Class D			Northrop Grumman Corp.
1.256% due 05/15/36 (Ê)(Þ)	660	664	3.500% due 03/15/21	224	227
Mosaic Solar Loan Trust			Northwest Acquisitions ULC / Dominion
			Finco, Inc.
Series 2018-2GS Class A			7.125% due 11/01/22 (Þ)	2,760	2,319
4.200% due 02/22/44 (Þ)	431	437
			Novelis Corp.
Series 2018-2GS Class B			5.875% due 09/30/26 (Þ)	285	290
4.740% due 02/22/44 (Þ)	275	273
			NVA Holdings, Inc.
Mosaic Solar Loans LLC			6.875% due 04/01/26 (Þ)	1,260	1,273
Series 2017-2A Class C
2.000% due 06/22/43 (Þ)	694	650	Oceaneering International, Inc.
			4.650% due 11/15/24	258	245
Murphy Oil Corp.
5.875% due 12/01/42	67	60	One Call Corp. 1st Lien Term Loan B
			7.723% due 11/27/22 (Ê)	804	695
Nationstar Mortgage Holdings, Inc.
9.125% due 07/15/26 (Þ)	272	272	ONEOK, Inc.
Nationstar Mortgage LLC / Nationstar			4.250% due 02/01/22	150	154
Capital Corp.			Optimas OE Solutions Holding LLC /
6.500% due 06/01/22	280	276	Optimas OE Solutions, Inc.
			8.625% due 06/01/21 (Þ)	2,020	1,889
Navient Corp.
6.750% due 06/15/26	284	286	Oracle Corp.
			2.500% due 10/15/22	229	227
Series MTN			Orchestra Borrower LLC and Orchestra
5.625% due 08/01/33	79	64	Co-Issuer, Inc.
NBCUniversal Media LLC			6.750% due 06/15/22 (Þ)	1,859	1,921
2.875% due 01/15/23	182	183	Owens Corning
NCL Corp. , Ltd.			7.000% due 12/01/36	193	220
4.750% due 12/15/21 (Þ)	297	300	Owens-Brockway Glass Container, Inc.
Nestle Holdings, Inc.			5.875% due 08/15/23 (Þ)	293	307
3.100% due 09/24/21 (Þ)	150	152	Pacific Bell Telephone Co.
Netflix, Inc.			7.125% due 03/15/26	133	157
5.375% due 02/01/21	272	282	PacifiCorp
5.375% due 11/15/29 (Þ)	322	326

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 291

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.350% due 07/15/38	177	232	Qwest Capital Funding, Inc.
Pactiv LLC			6.875% due 07/15/28	96	88
7.950% due 12/15/25	200	205	7.750% due 02/15/31	91	84
Palmer Square Loan Funding, Ltd.			Qwest Corp.
Series 2017-1A Class D			6.875% due 09/15/33	711	710
7.637% due 10/15/25 (Ê)(Þ)	510	506	Radian Group, Inc.
Series 2018-1A Class D			7.000% due 03/15/21	286	304
6.737% due 04/15/26 (Ê)(Þ)	400	378	Radio One, Inc. 1st Lien Term Loan B
Panther BF Aggregator 2, LP / Panther			4.490% due 04/18/23 (Ê)	2,093	2,001
Finance Co. , Inc.			RBS Capital Trust II
Series REGS			6.425% due 12/29/49 (Ê)(ƒ)	112	140
4.375% due 05/15/26	100	115	Realogy Group LLC / Realogy Co-Issuer
Par Pharmaceutical, Inc.			Corp.
7.500% due 04/01/27 (Þ)	658	683	9.375% due 04/01/27 (Þ)	166	172
Parfums Holding Co. , Inc. 2nd Lien			Recette CLO LLC
Term Loan			Series 2017-1A Class DR
11.360% due 06/30/25 (Ê)	1,420	1,416	5.219% due 10/20/27 (Ê)(Þ)	298	297
Patterson Co. 2nd Lien Term Loan			RegionalCare Hospital Partners
11.083% due 08/28/23 (Ê)	3,490	3,315	Holdings, Inc.
PBF Holding Co. LLC			8.250% due 05/01/23 (Þ)	750	798
7.250% due 06/15/25	272	280	Revlon Consumer Products Corp.
Peabody Energy Corp.			5.750% due 02/15/21	333	300
6.375% due 03/31/25 (Þ)	294	292	Rite Aid Corp.
Peabody Securities Finance Corp.			7.700% due 02/15/27	100	60
6.000% due 03/31/22 (Þ)	952	966	Rowan Cos. , Inc.
PepsiCo, Inc.			4.750% due 01/15/24	303	251
2.750% due 03/05/22	151	152	RP Crown Parent LLC
Performance Food Group, Inc.			7.375% due 10/15/24 (Þ)	850	885
5.500% due 06/01/24 (Þ)	276	279	Safeway, Inc.
Philip Morris International, Inc.			7.250% due 02/01/31	606	575
2.625% due 02/18/22	230	230	SBA Communications Corp.
Phillips 66			4.000% due 10/01/22	279	280
5.875% due 05/01/42	191	229	Scotts Miracle-Gro Co. (The)
Pilgrim's Pride Corp.			5.250% due 12/15/26	289	287
5.750% due 03/15/25 (Þ)	275	279	Sealed Air Corp.
5.875% due 09/30/27 (Þ)	608	628	4.875% due 12/01/22 (Þ)	273	282
Plains All American Pipeline, LP / PAA			6.875% due 07/15/33 (Þ)	200	218
Finance Corp.			Senior Housing Properties Trust
2.850% due 01/31/23	235	230	4.750% due 05/01/24	155	154
Plastipak Holdings, Inc.			Sequoia Mortgage Trust
6.250% due 10/15/25 (Þ)	1,420	1,328	Series 2019-1 Class A1
PNC Funding Corp.			4.000% due 02/25/49 (Ê)(Þ)	476	481
4.375% due 08/11/20	219	224	Series 2019-CH1 Class A1
Polaris Intermediate Corp.			4.500% due 03/25/49 (Ê)(Þ)	950	979
8.500% due 12/01/22 (Þ)	2,050	2,040	Sherwin-Williams Co. (The)
Post Holdings, Inc.			2.750% due 06/01/22	230	229
5.750% due 03/01/27 (Þ)	299	306	Silgan Holdings, Inc.
Precision Castparts Corp.			4.750% due 03/15/25	281	278
2.500% due 01/15/23	184	183
Prime Security Services Borrower LLC /			Simmons Foods, Inc.
Prime Finance, Inc.			5.750% due 11/01/24 (Þ)	270	248
9.250% due 05/15/23 (Þ)	226	238	Sirius XM Radio, Inc.
Procter & Gamble Co. (The)			5.375% due 04/15/25 (Þ)	272	279
2.150% due 08/11/22	155	153	5.375% due 07/15/26 (Þ)	360	370
Progress Energy, Inc.			SLIDE Trust
7.750% due 03/01/31	135	185	Series 2018 Class E
PulteGroup, Inc.			4.370% due 06/15/31 (Ê)(Þ)	177	178
6.000% due 02/15/35	179	176	Series 2018 Class F
			5.070% due 06/15/31 (Ê)(Þ)	187	188

See accompanying notes which are an integral part of the financial statements.

292 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SM Energy Co.			Series 2018-URB Class D
5.625% due 06/01/25	449	421	4.113% due 05/15/35 (Ê)(Þ)	500	491
SoFi Consumer Loan Program Trust			Starwood Property Trust, Inc.
Series 2017-3 Class B			5.000% due 12/15/21	274	280
3.850% due 05/25/26 (Þ)	1,000	1,014	Steel Dynamics, Inc.
Series 2018-2 Class C			4.125% due 09/15/25	283	281
4.250% due 04/26/27 (Þ)	400	404	SunCoke Energy Partners, LP / SunCoke
Series 2018-3 Class C			Energy Partners Finance Corp.
4.670% due 08/25/27 (Þ)	425	436	Series 785A
Series 2018-4 Class D			7.500% due 06/15/25 (Þ)	1,179	1,189
4.760% due 11/26/27 (Þ)	1,000	1,028	Surgery Center Holdings, Inc.
			6.750% due 07/01/25 (Þ)	1,320	1,228
Series 2019-1 Class D			10.000% due 04/15/27 (Þ)	830	853
4.420% due 02/25/28 (Þ)	500	507
SoFi Professional Loan Program LLC			Sysco Corp.
			3.300% due 07/15/26	160	159
Series 2017-B Class CFX
4.440% due 05/25/40 (Ê)(Þ)	425	436	Taco Bell Funding LLC
Series 2017-C Class C			Series 2016-1A Class A2II
4.210% due 07/25/40 (Ê)(Þ)	424	429	4.377% due 05/25/46 (Þ)	491	504
Sofi Professional Loan Program Trust			TCI Communications, Inc.
			7.875% due 02/15/26	144	185
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ)	400	401	Team Health Holdings, Inc.
			6.375% due 02/01/25 (Þ)	1,365	1,160
Series 2017-E Class B
3.490% due 11/26/40 (Þ)	500	492	Tenet Healthcare Corp.
			6.250% due 02/01/27 (Þ)	366	382
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ)	850	861	6.875% due 11/15/31	112	104
Series 2019-B Class BFX			The Fresh Market, Inc.
3.730% due 08/17/48 (Þ)	600	595	9.750% due 05/01/23 (Þ)	355	272
SolarCity Corp.			Thermo Fisher Scientific, Inc.
			3.650% due 12/15/25	227	232
Series 2017-2A Class B
6.990% due 02/20/48 (Þ)	1,000	1,039	TIBCO Software, Inc.
			11.375% due 12/01/21 (Þ)	2,792	2,970
Southern California Edison Co.
6.000% due 01/15/34	150	175	Time Warner Cable, Inc.
			6.750% due 06/15/39	202	225
Southern Co. (The)
2.950% due 07/01/23	233	233	Time Warner, Inc.
			2.950% due 07/15/26	163	156
Southern Copper Corp.
7.500% due 07/27/35	180	227	T-Mobile USA, Inc.
			4.500% due 02/01/26	302	303
Southern Power Co.
			TMS International Corp.
Series E			7.250% due 08/15/25 (Þ)	1,306	1,280
2.500% due 12/15/21	155	154
Southwestern Energy Co.			Towd Point Mortgage Trust
6.200% due 01/23/25	275	270	Series 2018-1 Class B1
			3.988% due 01/25/58 (Ê)(Þ)	1,000	981
Springleaf Finance Corp.
7.125% due 03/15/26	269	289	Townsquare Media, Inc.
			6.500% due 04/01/23 (Þ)	570	556
Sprint Capital Corp.
6.875% due 11/15/28	1,599	1,530	TransDigm IL Holdings PLC
8.750% due 03/15/32	387	406	6.875% due 05/15/26 (Þ)	280	281
Sprint Corp.			TransDigm, Inc.
7.875% due 09/15/23	1,425	1,482	6.000% due 07/15/22	275	279
7.625% due 03/01/26	534	533	6.250% due 03/15/26 (Þ)	600	625
			6.375% due 06/15/26	1,046	1,049
SRS Distribution, Inc.
8.250% due 07/01/26 (Þ)	1,250	1,222	Transocean, Inc.
			7.500% due 04/15/31	290	252
SS&C Technologies, Inc.			6.800% due 03/15/38	1,408	1,112
5.500% due 09/30/27 (Þ)	733	752
			Trident Merger Sub, Inc.
Starbucks Corp.			6.625% due 11/01/25 (Þ)	1,326	1,236
3.800% due 08/15/25	149	155
			Trinity Industries, Inc.
Starwood Commercial Mortgage Trust			4.550% due 10/01/24	268	258

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 293

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Triumph Group, Inc.			Series 2019-1 Class A2
4.875% due 04/01/21	619	610	3.938% due 02/25/59 (Ê)(Þ)	976	986
5.250% due 06/01/22	136	134	ViaSat, Inc.
7.750% due 08/15/25	679	677	5.625% due 09/15/25 (Þ)	694	689
Truck Hero Inc.			5.625% due 04/15/27 (Þ)	178	182
8.500% due 04/21/24 (Þ)	1,210	1,219	Vistra Operations Co. LLC
Tyson Foods, Inc.			5.500% due 09/01/26 (Þ)	285	294
4.500% due 06/15/22	215	225	Vizient, Inc.
U. S. Renal Care, Inc. 1st Lien Term Loan			10.375% due 03/01/24 (Þ)	740	798
6.851% due 12/31/22 (Ê)	665	665	6.250% due 05/15/27 (Þ)	520	538
UBS Bank of America Merrill Lynch			W/S Packaging Holdings, Inc.
Mortgage Trust			9.000% due 04/15/23 (Þ)	360	390
Series 2012-WRM Class D			Walgreen Co.
4.238% due 06/10/30 (Ê)(Þ)	1,500	1,442	3.100% due 09/15/22	230	231
UBS Commercial Mortgage Trust			Walgreens Boots Alliance, Inc.
Series 2019-C16 Class XA			3.450% due 06/01/26	236	228
Interest Only STRIP			Walmart, Inc.
1.564% due 04/15/52 (Ê)	3,280	370	3.125% due 06/23/21	150	152
Unilever Capital Corp.			Walt Disney Co. (The)
1.375% due 07/28/21	236	230	2.450% due 03/04/22	183	182
United Continental Holdings, Inc.			Warrior Met Coal, Inc.
6.000% due 12/01/20	268	278	8.000% due 11/01/24 (Þ)	439	460
United States Cellular Corp.			Washington Mutual Mortgage Pass-
6.700% due 12/15/33	150	159	Through Certificates Trust
United States Steel Corp.			Series 2004-AR7 Class A6
6.650% due 06/01/37	268	222	4.213% due 07/25/34 (Ê)	801	820
United Technologies Corp.			Series 2006-AR15 Class 1A
7.500% due 09/15/29	178	234	2.786% due 11/25/46 (Ê)	463	426
UnitedHealth Group, Inc.			Washington Prime Group, LP
3.150% due 06/15/21	223	225	5.950% due 08/15/24	225	209
Uniti Group LP			Weatherford International, Ltd.
7.125% due 12/15/24 (Þ)	1,470	1,330	6.500% due 08/01/36	243	153
Universal Health Services, Inc.			6.750% due 09/15/40	254	161
4.750% due 08/01/22 (Þ)	222	224	Wells Fargo & Co.
Urban One, Inc.			Series GMTN
7.375% due 04/15/22 (Þ)	1,040	1,019	2.600% due 07/22/20	156	156
USG Corp.			Wells Fargo Bank NA
5.500% due 03/01/25 (Þ)	279	282	Series BKNT
UTEX Industries, Inc. Covenant-Lite 1st			2.600% due 01/15/21	157	157
Lien Term Loan B			Wells Fargo Commercial Mortgage Trust
6.483% due 05/22/21 (Ê)	1,145	1,107	Series 2014-LC18 Class XA
Valero Energy Corp.			Interest Only STRIP
4.350% due 06/01/28	220	229	1.302% due 12/15/47 (Ê)	5,227	233
Valvoline Inc.			Series 2016-NXS6 Class XA
5.500% due 07/15/24	279	286
			Interest Only STRIP
Venture CDO, Ltd.			1.789% due 11/15/49 (Ê)	7,316	588
Series 2017-20A Class CR			Series 2016-NXS6 Class XB
4.497% due 04/23/27 (Ê)(Þ)	250	248
			Interest Only STRIP
Veritas US, Inc. / Veritas Bermuda, Ltd.			0.526% due 11/15/49 (Ê)	5,400	204
10.500% due 02/01/24 (Þ)	1,348	1,227
			Series 2017-C40 Class D
Verizon Communications, Inc.			Interest Only STRIP
4.016% due 12/03/29 (Þ)	184	192	2.700% due 10/15/50 (Þ)	1,000	810
Verus Securitization Trust			Series 2017-C41 Class XA
Series 2018-1 Class B1			Interest Only STRIP
3.801% due 01/25/58 (Ê)(Þ)	1,000	1,003	1.233% due 11/15/50 (Ê)	5,236	419
Series 2018-3 Class M1			Series 2018-C45 Class D
4.595% due 10/25/58 (Ê)(Þ)	1,000	1,053	3.000% due 06/15/51 (Þ)	390	333

See accompanying notes which are an integral part of the financial statements.

294 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2019-C49 Class D			Series REGS
3.000% due 03/15/52 (Þ)	230	193	2.750% due 09/29/26	350	331
Wells Fargo Mortgage Backed Securities					2,707
Trust			Total Long-Term Fixed Income
Series 2019-1 Class A1
4.000% due 11/25/48 (Ê)(Þ)	488	495	Investments
Wendy's Funding LLC			(cost $530,907)		511,691
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ)	494	484	Common Stocks - 1.0%
West Corp.			Canada - 0.1%
Series 0005			Jupiter Resources, Inc. (Æ)	249,669	780
8.500% due 10/15/25 (Þ)	930	820
West Street Merger Sub, Inc.			United States - 0.9%
6.375% due 09/01/25 (Þ)	1,066	1,031	Charming Charlie, Inc. (Æ)(Š)	3,957,093	—
Whiting Petroleum Corp.			Education Management Corp. (Æ)(Š)	4,460,190	—
6.625% due 01/15/26	431	429	Foresight Energy LP	60,605	88
Williams Scotsman International, Inc.			Real Alloy(Æ)(Š)	39	1,512
7.875% due 12/15/22 (Þ)	272	285	Specialty Steel Holdco, Inc. (Æ)(Š)	22	3,468
Wingstop Funding LLC					5,068
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ)	1,000	1,033	Total Common Stocks
Wyndham Destinations, Inc.			(cost $6,768)		5,848
5.625% due 03/01/21	33	34
Wyndham Worldwide Corp.			Preferred Stocks - 0.4%
4.250% due 03/01/22	570	570	United States - 0.4%
3.900% due 03/01/23	290	286	Education Management Corp. (Æ)(Š)
Wynn Las Vegas LLC / Wynn Las Vegas			0.000% due (Ÿ)	2,128	—
Capital Corp.			Sequa Corp. (Æ)(Š)
5.500% due 03/01/25 (Þ)	1,100	1,111	0.000% due (Ÿ)	2,095	2,095
Xerox Corp.					2,095
4.125% due 03/15/23	1,011	1,008
6.750% due 12/15/39	299	285	Total Preferred Stocks
XPO Logistics, Inc.
6.750% due 08/15/24 (Þ)	926	956	(cost $2,392)		2,095
Yum! Brands, Inc.
3.875% due 11/01/23	487	485	Warrants & Rights - 0.0%
			United States - 0.0%
		266,891	Education Management Corp. (Æ)
Venezuela, Bolivarian Republic of - 0.6%			2021 Warrants	1,564,221	—
Petroleos de Venezuela SA

5.375% due 04/12/27 (Ø)	1,000	210	Total Warrants & Rights
Series REGS
9.000% due 11/17/21 (Ø)	313	81	(cost $—)		—
6.000% due 05/16/24 (Ø)	8,000	1,720
6.000% due 11/15/26 (Ø)	3,986	866	Short-Term Investments - 7.9%
5.500% due 04/12/37 (Ø)	2,150	451	China - 0.0%
		3,328	Greenland Global Investment, Ltd.
Virgin Islands, British - 0.5%			4.375% due 07/03/19	288	287
1MDB Global Investments, Ltd.			Ecuador - 0.0%
Series REGS			EP Petroecuador
4.400% due 03/09/23	1,000	937	Series REGS
Chalco Hong Kong Investment Co. , Ltd.			8.240% due 09/24/19 (Ê)	294	294
4.250% due 12/29/49 (Ê)(ƒ)	390	386	El Salvador - 0.2%
Franshion Brilliant, Ltd.			El Salvador Government International
5.750% due 12/29/49 (Ê)(ƒ)	653	624	Bond
Greenland Global Investment, Ltd.			Series REGS
5.875% due 07/03/24	457	429	7.375% due 12/01/19	1,000	1,012
Sinopec Group Overseas Development,			Hungary - 0.1%
Ltd.

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 295

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
	Amount ($)			Value
	or Shares			$
Magyar Export-Import Bank
Series REGS
4.000% due 01/30/20		419		421
Lebanon - 0.3%
Lebanon Government International Bond
Series GMTN
6.375% due 03/09/20		1,850		1,809
Malaysia - 0.1%
Malaysia Government International Bond
Series 0414
3.654% due 10/31/19	MYR	3,000		727
Mexico - 0.1%
Mexican Bonos
Series M
5.000% due 12/11/19	MXN	6,700		346
Poland - 0.1%
Republic of Poland Government
International Bond
Series 0420
1.500% due 04/25/20	PLN	2,100		549
Turkey - 0.0%
Turkiye Halk Bankasi AS
Series REGS
3.875% due 02/05/20		240		228
United States - 6.9%
American Airlines Group, Inc.
4.625% due 03/01/20 (Þ)		1,832		1,843
Charming Charlie, Inc. Term Loan
2.500% due 05/15/19 (ç)(Ê)		138		138
20.000% due 05/15/19 (ç)(Ê)		21		21
Citgo Holding, Inc.
10.750% due 02/15/20 (Þ)		2,017		2,078
U. S. Cash Management Fund(@)		32,398,809	(8)	32,405
United States Treasury Bills
2.416% due 05/23/19(ž)(§)		3,200		3,195
				39,680
Venezuela, Bolivarian Republic of - 0.1%
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Ø)		2,000		565
Total Short-Term Investments
(cost $47,287)				45,918

Total Investments 97.6%
(identified cost $587,354)				565,552

Other Assets and Liabilities, Net
- 2.4%				13,692
Net Assets - 100.0%				579,244

See accompanying notes which are an integral part of the financial statements.

296 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
38.5%
1011778 B. C. Unlimited Liability Co. / New Red Finance, Inc.	02/07/19	285,000	97.53	278	283
Abu Dhabi National Energy Co. PJSC	05/10/18	506,000	98.34	498	521
Acrisure LLC / Acrisure Finance, Inc.	11/03/17	765,000	100.00	765	692
Acrisure LLC / Acrisure Finance, Inc.	01/18/19	259,000	100.00	259	271
Affinion Group, Inc.	06/07/18	545,700	92.12	503	352
Ajax Mortgage Loan Trust	09/28/18	687,089	98.27	675	689
Albertsons Cos. LLC	01/22/19	319,000	100.00	319	338
Alimentation Couche-Tard, Inc.	09/24/18	238,000	94.37	225	234
Alliant Holdings Intermediate LLC Term Loan B2	04/10/18	1,990,000	103.06	2,051	2,045
Altice Luxembourg SA	02/21/19	835,000	98.54	823	851
American Airlines Group, Inc.	06/13/17	1,832,000	101.30	1,856	1,843
Apex Tool Group LLC / BC Mountain Finance, Inc.	02/09/18	2,255,000	97.05	2,186	2,213
Apidos CLO, Ltd.	11/27/18	300,000	98.55	296	291
Apidos CLO, Ltd.	04/10/19	500,000	100.00	500	500
Ardagh Packaging Finance PLC	11/02/18	181,000	98.31	178	183
Ascend Learning LLC	02/12/19	220,000	95.13	209	224
AssuredPartners, Inc.	07/28/17	1,720,000	100.28	1,725	1,625
Atrium CDO Corp.	11/27/18	250,000	98.09	245	245
Avantor, Inc.	09/22/17	2,071,000	101.60	2,120	2,253
Avolon Holdings Funding, Ltd.	02/14/19	372,000	100.00	372	389
Babson CLO, Ltd.	11/27/18	250,000	100.12	250	250
Babson CLO, Ltd.	04/11/19	385,000	100.00	385	385
Baffinland Iron Corp.	06/22/18	1,840,000	99.25	1,826	1,856
Bahrain Government International Bond	11/17/15	2,000,000	100.00	2,000	2,152
Banco de Credito del Peru	09/24/18	217,000	102.60	223	224
Banco Inbursa SA Institucion de Banca Multiple	09/24/18	235,000	94.96	223	231
Banco Internacional del Peru SAA	09/25/18	211,000	102.92	217	218
Bangkok Bank PCL	09/24/18	169,000	130.34	220	231
Bank Commercial Mortgage Pass-Through Certificates	09/25/18	1,125,000	81.29	914	933
Bank Commercial Mortgage Pass-Through Certificates	04/05/19	310,000	86.94	269	273
Bank of America Merrill Lynch Mortgage Securities Trust	11/01/18	1,000,000	100.00	1,000	999
Basell Finance Co. BV	02/15/19	125,000	120.56	151	153
Bausch Health Cos. , Inc.	06/13/17	2,150,000	84.59	1,819	2,177
Bayer US Finance II LLC	09/26/18	229,000	97.91	224	227
BBVA Bancomer SA	09/24/18	215,000	103.52	223	225
Benchmark Mortgage Trust	03/15/19	810,000	83.74	678	703
Benefit Street Partners CLO IV, Ltd.	04/10/19	500,000	100.00	500	500
Big River Steel LLC / BRS Finance Corp.	02/14/19	760,000	104.63	795	809
Blue Mountain CLO, Ltd.	10/03/18	500,000	100.00	500	493
Blue Mountain CLO, Ltd.	11/02/18	250,000	100.00	250	246
Blue Mountain CLO, Ltd.	11/27/18	400,000	98.09	392	392
Bombardier, Inc.	06/01/18	100,000	102.72	103	100
Bowman Park CLO, Ltd.	11/27/18	400,000	97.87	391	397
Brazil Loan Trust 1	07/25/13	1,370,056	102.03	1,398	1,408
Brookfield Residential Properties, Inc.	03/12/18	290,000	103.06	299	284
BWAY Holding Co.	03/18/19	693,000	95.66	663	675
CALI Mortgage Trust	03/07/19	320,000	98.83	316	323
Calpine Corp.	04/03/19	301,000	100.25	302	301
Canadian Oil Sands, Ltd.	03/09/18	285,000	113.44	323	302
Canadian Oil Sands, Ltd.	03/01/19	81,000	101.20	82	83
Carlson Travel, Inc.	06/13/17	816,000	102.56	837	792
Carlyle Global Market Strategies	10/05/18	500,000	100.00	500	497
Carlyle Global Market Strategies CLO, Ltd.	11/27/18	400,000	94.74	379	388
Carlyle Global Market Strategies CLO, Ltd.	11/27/18	300,000	98.69	296	292
Carvana Co.	11/07/18	278,000	96.34	268	288
CCO Holdings LLC / CCO Holdings Capital Corp.	02/04/16	1,184,000	103.07	1,220	1,237
CCO Holdings LLC / CCO Holdings Capital Corp.	06/13/17	571,000	106.24	607	589
CCO Holdings LLC / CCO Holdings Capital Corp.	10/03/17	274,000	104.45	286	287
CCO Holdings LLC / CCO Holdings Capital Corp.	10/10/17	662,000	97.87	647	661
CCO Holdings LLC / CCO Holdings Capital Corp.	04/11/18	227,000	101.28	230	236
Cedar Funding CLO V Ltd	03/22/19	250,000	97.84	245	243
Century Aluminum Co.	01/09/19	310,000	99.99	310	308
Change Healthcare Holdings, Inc. / Change Financing Co.	02/07/19	288,000	96.27	277	285
Chaparral Energy, Inc.	11/07/18	402,000	96.72	389	296
CIFC Funding Ltd	03/27/19	500,000	99.66	498	499

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 297

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
CIFC Funding, Ltd.	10/10/18	500,000	100.00	500	492
CIFC Funding, Ltd.	10/12/18	500,000	100.00	500	494
CIM Trust	09/27/18	500,000	96.50	482	504
CIM Trust	03/22/19	983,743	101.63	1,000	999
Citgo Holding, Inc.	06/13/17	2,017,000	103.00	2,078	2,078
Citigroup Commercial Mortgage Trust	10/19/18	1,000,000	92.47	925	964
Citigroup Commercial Mortgage Trust	03/12/19	443,000	84.64	375	379
Citigroup Commercial Mortgage Trust	03/13/19	670,000	84.23	564	572
Citigroup Commercial Mortgage Trust	03/26/19	262,000	84.14	220	221
Citigroup Commercial Mortgage Trust	04/04/19	410,000	101.63	417	419
Clear Channel Worldwide Holdings, Inc.	02/07/19	228,000	100.00	228	245
Colfax Corp.	01/31/19	162,000	100.00	162	172
COLT Funding LLC	10/23/18	900,000	98.82	889	897
COLT Funding LLC	01/30/19	1,000,000	100.00	1,000	1,023
Commercial Mortgage Trust	10/02/18	1,000,000	96.06	961	989
Commonbond Student Loan Trust	11/27/18	217,383	100.85	219	226
CommScope Finance LLC	02/07/19	250,000	100.00	250	261
CommScope Finance LLC	02/07/19	328,000	100.00	328	354
CommScope Technologies Finance LLC	02/07/19	294,000	94.44	278	299
Connecticut Avenue Securities Trust	10/31/18	1,000,000	100.00	1,000	1,021
Continental Wind LLC	09/24/18	214,849	102.19	220	239
Cornerstone Chemical Comp.	08/03/17	680,000	99.61	677	661
Costa Rica Government International Bond	01/07/15	2,000,000	97.86	1,957	1,917
Crestwood Midstream Partners LP	04/11/19	614,000	100.00	614	612
Crimson Merger Sub, Inc.	06/15/17	1,997,000	99.19	1,962	1,962
CSC Holdings LLC	03/22/18	669,000	100.00	669	730
DB Master Finance LLC	03/20/19	200,000	100.00	200	202
DB Master Finance LLC	03/20/19	400,000	100.00	400	405
DBWF Mortgage Trust	10/25/18	1,000,000	87.52	875	905
DBWF Mortgage Trust	12/17/18	710,000	99.51	706	712
DCP Midstream LLC	11/06/18	89,000	104.47	93	93
Dean Foods Co.	03/06/19	406,000	69.89	284	211
Deutsche Telekom International Finance BV	09/25/18	229,000	97.99	224	228
DKT Finance ApS	03/28/19	850,000	107.62	915	920
DNB Bank ASA	04/01/19	159,000	99.07	158	158
Dominican Republic International Bond	04/24/14	1,000,000	103.18	1,032	1,131
Dominican Republic International Bond	01/20/15	2,000,000	100.00	2,000	2,142
Domino's Pizza Master Issuer LLC	10/31/18	727,500	100.49	731	744
Dresdner Funding Trust I	10/17/16	220,000	117.11	258	282
Dryden Senior Loan Fund	10/05/18	500,000	100.00	500	494
Dryden Senior Loan Fund	10/05/18	500,000	98.76	494	488
Earnest Student Loan Program LLC	11/27/18	214,061	96.22	206	210
Ecuador Government International Bond	01/28/19	300,000	100.64	302	335
Egypt Government International Bond	03/02/15	3,000,000	100.59	3,018	2,766
Egypt Government International Bond	12/16/16	500,000	92.87	464	489
Egypt Government International Bond	04/05/19	750,000	105.37	790	773
Elanco Animal Health, Inc.	09/10/18	277,000	100.27	278	288
Electricite de France SA	03/13/19	250,000	97.88	245	257
EMD Finance LLC	09/25/18	183,000	97.95	179	182
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.	08/01/18	150,000	83.21	125	114
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc.	01/10/17	794,000	92.34	733	647
Enel Finance International NV	09/24/18	202,000	108.46	219	228
Energy Ventures Gom LLC / EnVen Finance Corp.	02/06/18	260,000	100.00	260	286
Enova International, Inc.	10/04/17	305,000	100.54	307	293
Envision Healthcare Corp.	09/28/18	2,833,000	97.52	2,763	2,670
Ethiopia International Bond	12/04/14	1,000,000	100.06	1,001	1,026
Exantas Capital Corp. , Ltd.	12/03/18	500,000	99.39	497	500
Exantas Capital Corp. , Ltd.	04/04/19	290,000	100.00	290	291
First Quantum Minerals, Ltd.	05/08/14	408,000	100.00	408	413
First Quantum Minerals, Ltd.	03/16/17	580,000	100.00	580	573
First Quantum Minerals, Ltd.	02/20/18	800,000	100.00	800	755
First Quantum Minerals, Ltd.	02/20/18	466,000	100.00	466	434
Flagstar Mortgage Trust	10/24/18	495,551	103.53	513	521
Foresight Energy LLC / Foresight Energy Finance Corp.	03/16/17	1,520,000	97.70	1,485	1,178
Freddie Mac Structured Agency Credit Risk	10/19/18	1,000,000	99.90	999	1,004
Fresenius Medical Care US Finance II, Inc.	03/05/19	147,000	102.22	150	154

See accompanying notes which are an integral part of the financial statements.

298 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Gabon Government International Bond	10/22/14	500,000	103.72	519	481
Gazprom OAO Via Gaz Capital SA	01/02/19	211,000	104.30	220	227
Ghana Government International Bond	09/11/14	700,000	99.06	693	723
Ghana Government International Bond	10/07/15	250,000	100.00	250	308
Goldman Sachs Mortgage Securities Trust	11/09/18	1,000,000	100.00	1,000	990
Goldman Sachs Mortgage Securities Trust	11/09/18	1,000,000	100.00	1,000	1,000
Grupo Bimbo SAB de CV	12/03/18	215,000	101.49	218	219
GS Mortgage Securities Trust	10/30/18	310,000	66.57	206	222
GS Mortgage Securities Trust	03/26/19	403,000	87.93	354	359
GS Mortgage Securities Trust	04/15/19	90,000	81.14	73	72
GTT Communications, Inc.	12/08/16	2,520,000	100.59	2,535	2,375
Hadrian Merger Sub, Inc.	11/07/18	297,000	96.90	288	282
HC2 Holdings, Inc.	02/07/19	316,000	93.98	297	272
Helios Issuer LLC	10/26/18	977,593	99.98	977	1,008
Helios Issuer LLC	10/26/18	990,817	99.98	991	1,024
High Ridge Brands Co.	03/17/17	970,000	100.00	970	403
HLF Financing SARL LLC	04/17/19	280,000	103.48	290	285
HUB International, Ltd.	04/18/18	1,190,000	100.37	1,194	1,200
Hyundai Capital America	01/02/19	227,000	98.84	224	226
Imperial Brands Finance PLC	04/01/19	157,000	99.75	157	157
Intelsat Connect Finance SA	10/15/18	692,000	99.10	686	642
Intelsat Jackson Holdings SA	09/05/18	531,000	100.00	531	524
Intelsat Jackson Holdings SA	09/05/18	110,000	105.16	116	113
Intesa Sanpaolo SpA	10/14/16	707,000	92.80	658	683
Intesa Sanpaolo SpA	04/01/19	160,000	97.65	156	157
Inversiones CMPC SA	09/24/18	218,000	101.36	221	223
Iron Mountain, Inc.	04/02/19	298,000	100.87	301	300
Israel Electric Corp. , Ltd	04/04/19	500,000	105.81	529	532
J. G. Wentworth XLII LLC	10/02/18	500,000	99.97	500	522
JBS Investments II GmbH	04/01/19	352,000	101.49	357	366
JBS USA Food Company LLC	04/01/19	1,283,000	100.92	1,295	1,360
JBS USA LUX SA / JBS USA Finance, Inc.	02/01/18	1,043,000	100.00	1,043	1,103
Jefferies Finance LLC	12/12/17	380,000	102.38	389	375
Jonah Energy LLC / Jonah Energy Finance Corp.	09/28/17	1,333,000	100.24	1,336	796
JPMBB Commercial Mortgage Securities Trust	12/12/18	190,000	77.08	146	155
JPMorgan Chase Commercial Mortgage Securites Trust	10/04/18	1,000,000	85.29	853	904
JPMorgan Chase Commercial Mortgage Securities Trust	11/01/18	1,000,000	96.43	964	990
JPMorgan Chase Commercial Mortgage Securities Trust	01/23/19	1,216,628	99.28	1,208	1,228
JPMorgan Chase Commercial Mortgage Securities Trust	03/26/19	440,000	101.48	446	444
JPMorgan Chase Commercial Mortgage Securities Trust	04/23/19	690,000	95.40	658	661
JPMorgan Chase Commercial Mortgage Securities Trust	04/24/19	320,000	92.10	295	295
JPMorgan Mortgage Trust	12/06/18	880,269	89.26	786	832
JPMorgan Mortgage Trust	01/18/19	750,435	99.96	750	761
JPMorgan Mortgage Trust	03/22/19	975,834	101.25	988	992
JPW Industries Holding Corp.	02/21/19	480,000	99.51	478	468
KCA Deutag UK Finance PLC	03/23/18	200,000	100.00	200	170
KCA Deutag UK Finance PLC	06/04/18	900,000	102.99	927	783
Kenan Advantage Group, Inc.	06/28/17	1,119,000	102.94	1,152	1,085
Keurig Dr Pepper, Inc.	01/03/19	181,000	100.04	181	186
Kraft Heinz Foods Co.	09/25/18	220,000	101.50	223	226
Ladder Capital Finance Holdings LLLP	08/06/18	291,000	94.53	275	290
LBC Tank Terminals Holding Netherlands BV	08/08/17	750,000	103.95	780	730
LCM 30, Ltd.	03/28/19	250,000	100.00	250	249
LCM, Ltd.	10/16/18	500,000	100.00	500	490
LCM, Ltd.	11/01/18	800,000	100.00	800	784
LCSS Financing LLC	11/02/18	976,345	100.00	976	1,032
Live Nation Entertainment, Inc.	05/21/18	276,000	100.93	279	288
Lloyds Banking Group PLC	07/06/18	255,000	106.85	272	266
LPL Holdings, Inc.	06/15/17	318,000	103.87	330	324
Lukoil International Finance BV	09/24/18	208,000	105.61	220	225
Madison Park Funding, Ltd.	09/28/18	500,000	100.00	500	490
Madison Park Funding, Ltd.	10/12/18	500,000	100.00	500	492
Madison Park Funding, Ltd.	11/08/18	250,000	100.00	250	245
Madison Park Funding, Ltd.	12/21/18	250,000	98.65	247	252
Magnetite CLO XV, Ltd.	03/28/19	500,000	97.17	486	482
Magnetite XI, Ltd.	04/11/19	500,000	100.00	500	500

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 299

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Mallinckrodt International Finance SA	07/30/18	170,000	89.33	152	133
Mallinckrodt International Finance SA	09/27/18	157,000	93.17	146	145
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	08/22/18	283,000	86.66	245	204
Marks And Spencer PLC	09/27/18	204,000	109.22	223	219
Marlette Funding Trust	11/06/18	1,000,000	99.98	1,000	1,023
Marlette Funding Trust	01/03/19	1,250,000	99.67	1,246	1,254
Marlette Funding Trust	04/24/19	500,000	99.98	500	500
Mattamy Group Corp.	03/18/19	704,000	97.78	688	716
MEG Energy Corp.	10/05/16	1,570,000	89.27	1,402	1,489
MEG Energy Corp.	10/06/16	960,000	88.20	847	907
Midas Intermediate Holdco II LLC	06/07/17	710,000	102.23	726	653
Morgan Stanley Bank of America Merrill Lynch Trust	01/24/19	220,000	100.29	221	227
Morgan Stanley Bank of America Merrill Lynch Trust	04/23/19	1,520,000	99.09	1,506	1,510
Morgan Stanley Capital I Trust	04/24/19	660,000	100.00	660	664
Morocco Government International Bond	03/02/15	250,000	111.41	279	267
Mosaic Solar Loan Trust	11/27/18	275,000	98.25	270	273
Mosaic Solar Loan Trust	11/27/18	430,890	98.86	426	437
Mosaic Solar Loans LLC	09/28/18	693,996	94.00	652	650
Mozambique International Bond	12/20/13	1,033,000	94.85	980	904
Nationstar Mortgage Holdings, Inc.	02/07/19	272,000	102.72	279	272
NCL Corp. , Ltd.	04/03/19	297,000	101.46	301	300
Nestle Holdings, Inc.	03/04/19	150,000	100.64	151	152
Netflix, Inc.	04/24/19	322,000	100.00	322	326
Neuberger Berman CLO XXI, Ltd.	11/27/18	250,000	97.38	243	239
Neuberger Berman CLO XXII, Ltd.	03/20/19	500,000	98.11	491	490
New Gold, Inc.	04/26/18	1,045,000	101.99	1,066	948
New Residential Mortgage Loan Trust	03/13/19	979,952	100.00	980	987
NFP Corp.	06/27/17	1,120,000	100.00	1,120	1,100
NGPL PipeCo LLC	06/23/17	211,000	118.30	250	259
Nielsen Finance LLC / Nielsen Finance Co.	03/12/18	885,000	99.41	875	881
Nigeria Government International Bond	06/29/18	500,000	93.96	470	492
Norbord, Inc.	01/09/18	282,000	107.45	303	293
Northwest Acquisitions ULC / Dominion Finco, Inc.	10/06/17	2,760,000	100.38	2,762	2,319
Novelis Corp.	11/08/18	285,000	97.15	277	290
NVA Holdings, Inc.	03/14/18	1,260,000	98.70	1,244	1,273
Oaktree CLO, Ltd.	04/12/19	385,000	100.00	385	385
Octagon Loan Funding, Ltd.	03/27/19	250,000	97.96	245	245
OHA Credit Partners XIV, Ltd.	03/22/19	500,000	96.53	483	481
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	04/24/15	2,020,000	93.91	1,897	1,889
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc.	06/15/17	1,859,000	102.26	1,901	1,921
Oschadbank Via SSB #1 PLC	09/02/15	725,000	63.65	461	725
Owens-Brockway Glass Container, Inc.	04/17/19	293,000	105.15	308	307
Palmer Square Loan Funding, Ltd.	11/27/18	400,000	94.78	379	378
Palmer Square Loan Funding, Ltd.	11/27/18	510,000	98.75	504	506
Par Pharmaceutical, Inc.	03/14/19	658,000	100.00	658	683
Paraguay Government International Bond	08/04/14	551,000	100.00	551	620
Park Aerospace Holdings, Ltd.	02/14/19	167,000	101.31	169	174
Peabody Energy Corp.	10/04/18	294,000	101.42	298	292
Peabody Securities Finance Corp.	09/17/18	952,000	100.58	958	966
Performance Food Group, Inc.	04/06/18	276,000	101.09	279	279
Pilgrim's Pride Corp.	09/26/17	608,000	100.00	608	628
Pilgrim's Pride Corp.	05/08/18	275,000	97.49	268	279
Plastipak Holdings, Inc.	10/06/17	1,420,000	97.03	1,378	1,328
Polaris Intermediate Corp.	11/16/17	2,050,000	100.08	2,052	2,040
Post Holdings, Inc.	03/09/18	299,000	98.68	295	306
Prime Security Services Borrower LLC / Prime Finance, Inc.	04/27/18	226,000	106.22	240	238
Provincia de Buenos Aires	02/08/17	300,000	98.75	296	199
Realogy Group LLC / Realogy Co-Issuer Corp.	03/27/19	166,000	100.00	166	172
Recette CLO LLC	11/27/18	298,000	98.33	293	297
RegionalCare Hospital Partners Holdings, Inc.	01/02/19	750,000	100.93	757	798
RP Crown Parent LLC	09/22/16	850,000	100.78	857	885
Saudi Arabian Oil Co.	04/09/19	200,000	98.55	197	195
SCOF-2, Ltd.	09/27/18	500,000	100.00	500	500
Sealed Air Corp.	10/26/16	200,000	107.70	215	218
Sealed Air Corp.	10/18/17	273,000	104.85	286	282
Sequoia Mortgage Trust	01/09/19	476,255	100.20	477	481

See accompanying notes which are an integral part of the financial statements.

300 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Sequoia Mortgage Trust	02/21/19	949,676	101.89	968	979
Simmons Foods, Inc.	01/28/19	270,000	83.30	225	248
Sirius XM Radio, Inc.	02/15/18	272,000	100.86	274	279
Sirius XM Radio, Inc.	02/14/19	360,000	100.12	360	370
SLIDE Trust	12/12/18	187,025	98.60	184	188
SLIDE Trust	03/22/19	177,181	100.25	178	178
SoFi Consumer Loan Program Trust	10/25/18	1,000,000	98.96	990	1,014
SoFi Consumer Loan Program Trust	11/05/18	1,000,000	99.97	1,000	1,028
SoFi Consumer Loan Program Trust	11/27/18	425,000	99.66	424	436
SoFi Consumer Loan Program Trust	02/12/19	500,000	99.96	500	507
SoFi Consumer Loans Program Trust	11/27/18	400,000	98.20	393	404
SoFi Professional Loan Program LLC	11/27/18	424,000	96.96	411	429
SoFi Professional Loan Program LLC	11/27/18	425,000	98.83	420	436
Sofi Professional Loan Program Trust	03/15/19	850,000	100.40	853	861
Sofi Professional Loan Program Trust	03/26/19	600,000	99.98	600	595
SoFi Professional Loan Program Trust	10/30/18	400,000	94.80	379	401
SoFi Professional Loan Program Trust	10/30/18	500,000	95.25	476	492
SolarCity Corp.	10/26/18	1,000,000	100.28	1,003	1,039
SRS Distribution, Inc.	05/17/18	1,250,000	99.92	1,249	1,222
SS&C Technologies, Inc.	03/14/19	733,000	100.00	733	752
Standard Chartered PLC	10/14/16	215,000	110.25	237	232
Starwood Commercial Mortgage Trust	09/24/18	500,000	100.00	500	491
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.	05/19/17	1,179,000	98.79	1,165	1,189
Surgery Center Holdings, Inc.	06/19/17	1,320,000	101.50	1,340	1,228
Surgery Center Holdings, Inc.	03/28/19	830,000	100.00	830	853
Symphony CLO XIX, Ltd.	03/21/19	500,000	95.98	480	482
Taco Bell Funding LLC	10/03/18	491,250	100.61	494	504
Team Health Holdings, Inc.	01/02/18	1,365,000	86.51	1,213	1,160
Tenet Healthcare Corp.	01/22/19	366,000	100.00	366	382
Tesco PLC	10/14/16	117,000	100.23	117	127
The Fresh Market, Inc.	03/06/19	355,000	76.85	273	272
TIBCO Software, Inc.	06/29/17	2,792,000	106.64	2,977	2,970
Titan Acquisition, Ltd.	03/16/18	1,300,000	96.23	1,251	1,196
TMS International Corp.	08/09/17	1,306,000	100.00	1,306	1,280
Towd Point Mortgage Trust	02/20/19	1,000,000	94.94	949	981
Townsquare Media, Inc.	05/04/18	570,000	93.27	532	556
TransDigm IL Holdings PLC	08/06/18	280,000	102.57	287	281
TransDigm, Inc.	01/30/19	600,000	100.00	600	625
Trident Merger Sub, Inc.	10/12/17	1,326,000	99.96	1,325	1,236
Truck Hero Inc.	04/26/19	1,210,000	100.00	1,210	1,219
Tullow Oil PLC	08/22/18	907,000	99.38	901	914
UBS Bank of America Merrill Lynch Mortgage Trust	11/06/18	1,500,000	90.77	1,362	1,442
Ukraine Government International Bond	04/23/15	195,000	34.11	67	124
Ukreximbank Via Biz Finance PLC	03/12/15	6,067,000	71.88	4,361	5,765
Ukreximbank Via Biz Finance PLC	04/13/15	617,000	65.68	405	620
Uniti Group LP	11/01/17	1,470,000	93.49	1,374	1,330
Universal Health Services, Inc.	09/24/18	222,000	101.08	224	224
Urban One, Inc.	02/14/19	1,040,000	96.46	1,003	1,019
USG Corp.	09/10/18	279,000	102.43	286	282
Venator Materials PLC	03/12/18	316,000	101.96	322	298
Venture CDO, Ltd.	11/27/18	250,000	99.40	248	248
Veritas US, Inc. / Veritas Bermuda, Ltd.	11/10/17	1,348,000	103.94	1,401	1,227
Verizon Communications, Inc.	09/24/18	184,000	100.10	184	192
Verus Securitization Trust	10/18/18	1,000,000	99.13	991	1,003
Verus Securitization Trust	11/02/18	1,000,000	100.00	1,000	1,053
Verus Securitization Trust	02/22/19	976,405	100.00	976	986
ViaSat, Inc.	03/12/18	694,000	96.59	668	689
ViaSat, Inc.	03/20/19	178,000	100.00	178	182
VistaJet Malta Finance PLC	05/22/18	1,110,000	99.67	1,106	1,102
Vistra Operations Co. LLC	03/06/19	285,000	103.26	294	294
Vizient, Inc.	02/05/16	740,000	101.69	752	798
Vizient, Inc.	04/17/19	520,000	100.00	520	538
Volkswagen International Finance NV	01/03/19	221,000	100.52	222	224
W/S Packaging Holdings, Inc.	02/14/19	360,000	100.48	362	390
Warrior Met Coal, Inc.	10/26/17	439,000	100.00	439	460
Wells Fargo Commercial Mortgage Trust	09/27/18	1,000,000	77.88	779	810
See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 301

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Wells Fargo Commercial Mortgage Trust	03/21/19	390,000	84.10	328	333
Wells Fargo Commercial Mortgage Trust	03/26/19	230,000	82.94	191	193
Wells Fargo Mortgage Backed Securities Trust	01/18/19	488,414	99.92	488	495
Welltec A/S	11/17/17	1,100,000	99.26	1,092	1,083
Wendy's Funding LLC	03/26/19	493,750	98.87	488	484
West Corp.	12/13/17	930,000	96.93	901	820
West Street Merger Sub, Inc.	12/13/17	1,066,000	99.45	1,063	1,031
Williams Scotsman International, Inc.	04/06/18	272,000	103.03	280	285
Wind Tre SpA	02/07/19	323,000	82.07	265	295
Wingstop Funding LLC	11/06/18	1,000,000	100.00	1,000	1,033
Woolworths Group, Ltd.	09/25/18	217,000	101.38	220	222
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	03/14/19	1,100,000	98.84	1,087	1,111
XPO Logistics, Inc.	02/19/19	926,000	100.00	926	956
					222,740
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

302 Opportunistic Credit Fund

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Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Apidos CLO, Ltd.	USD 3 Month LIBOR	2.550
Apidos CLO, Ltd.	USD 3 Month LIBOR	1.900
Atrium CDO Corp.	USD 3 Month LIBOR	2.800
Babson CLO, Ltd.	USD 3 Month LIBOR	2.700
Babson CLO, Ltd.	USD 3 Month LIBOR	3.450
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
Bank of America Merrill Lynch Mortgage Securities Trust	USD 1 Month LIBOR	1.700
Barclays Bank PLC	USD 3 Month LIBOR	2.200
	U. K. Government Bonds 5 Year Note Generic Bid
Barclays Bank PLC	Yield	3.150
Benefit Street Partners CLO IV, Ltd.	USD 3 Month LIBOR	2.650
Blue Mountain CLO, Ltd.	USD 3 Month LIBOR	2.200
Blue Mountain CLO, Ltd.	USD 3 Month LIBOR	2.650
Blue Mountain CLO, Ltd.	USD 3 Month LIBOR	2.200
Bowman Park CLO, Ltd.	USD 3 Month LIBOR	5.400
Carlyle Global Market Strategies	USD 3 Month LIBOR	2.100
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	2.250
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	4.350
Cedar Funding CLO V Ltd	USD 3 Month LIBOR	2.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Centrica PLC	Year Rate	2.687
	U. S. Treasury Yield Curve Rate T Note Constant
Chalco Hong Kong Investment Co. , Ltd.	Maturity 5 Year	7.931
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	10.000
Charming Charlie, Inc. Term Loan B	USD 3 Month LIBOR	10.000
CIFC Funding Ltd	USD 3 Month LIBOR	2.450
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.200
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.350
Connecticut Avenue Securities Trust	USD 1 Month LIBOR	2.400
DBWF Mortgage Trust	USD 1 Month LIBOR	3.184
	USD Swap Semiannual 30/360 (versus 3 Month
Deutsche Bank AG	LIBOR) 5 Year Rate	2.248
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.200
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.600
Education Management LLC Term Loan B	USD 3 Month LIBOR	8.500
EP Petroecuador	USD 3 Month LIBOR	5.630
Exantas Capital Corp. , Ltd.	USD 1 Month LIBOR	2.700
Exantas Capital Corp. , Ltd.	USD 1 Month LIBOR	1.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.200
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 303

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Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
	U. S. Treasury Yield Curve Rate T Note Constant
Franshion Brilliant, Ltd.	Maturity 5 Year	3.859
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.650
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.650
Galaxy Bidco, Ltd.	GBP 3 Month LIBOR	4.500
Goldman Sachs Mortgage Securities Trust	USD 1 Month LIBOR	2.000
Goldman Sachs Mortgage Securities Trust	USD 1 Month LIBOR	2.550
	U. K. Government Bonds 5 Year Note Generic Bid
HBOS Sterling Finance Jersey, LP	Yield	4.400
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	2.250
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	3.135
Intesa Sanpaolo Vita SpA	3 Month EURIBOR	4.817
LCM 30, Ltd.	USD 3 Month LIBOR	2.600
LCM, Ltd.	USD 3 Month LIBOR	2.800
LCM, Ltd.	USD 3 Month LIBOR	2.150
	U. K. Government Bonds 5 Year Note Generic Bid
Lloyds Bank PLC	Yield	13.400
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.150
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.900
Magnetite CLO XV, Ltd.	USD 3 Month LIBOR	1.800
Magnetite XI, Ltd.	USD 3 Month LIBOR	2.600
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	4.000
Neuberger Berman CLO XXI, Ltd.	USD 3 Month LIBOR	2.400
Neuberger Berman CLO XXII, Ltd.	USD 3 Month LIBOR	2.200
Oaktree CLO, Ltd.	USD 3 Month LIBOR	2.800
Octagon Loan Funding, Ltd.	USD 3 Month LIBOR	2.200
OHA Credit Partners XIV, Ltd.	USD 3 Month LIBOR	1.800
Oschadbank Via SSB #1 PLC	USD 6 Month LIBOR	6.875
Palmer Square Loan Funding, Ltd.	USD 3 Month LIBOR	4.850
Palmer Square Loan Funding, Ltd.	USD 3 Month LIBOR	3.950
RBS Capital Trust II	USD 3 Month LIBOR	1.943
Recette CLO LLC	USD 3 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
RWE AG	Year Rate	2.643
SCOF-2, Ltd.	USD 3 Month LIBOR	2.260
SLIDE Trust	USD 1 Month LIBOR	2.300
SLIDE Trust	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of the financial statements.

304 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.700
Srlev NV	12 Month EURIBOR	6.165
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Starwood Commercial Mortgage Trust	USD 1 Month LIBOR	2.500
	U. S. Treasury Yield Curve Rate T Note Constant
State Bank of India	Maturity 5 Year	4.274
Symphony CLO XIX, Ltd.	USD 3 Month LIBOR	1.750
Takko Luxembourg 2 SCA	3 Month EURIBOR	5.375
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.100
Venture CDO, Ltd.	USD 3 Month LIBOR	1.900
	U. S. Treasury Yield Curve Rate T Note Constant
VTB Bank	Maturity 10 Year	8.670
Vue International Bidco PLC	3 Month EURIBOR	5.250
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	0.840
Wind Tre SpA	3 Month EURIBOR	2.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 305

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Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	77	AUD	10,648	06/19	138
Canada 10 Year Government Bond Futures	218	CAD	30,123	06/19	62
Euro-Bobl Futures	12	EUR	1,595	06/19	1
Euro-Bund Futures	3	EUR	496	06/19	4
Euro-Schatz Futures	16	EUR	1,791	06/19	2
Long Gilt Futures	120	GBP	15,278	06/19	107
United States 2 Year Treasury Note Futures	34	USD	7,242	06/19	22
United States 5 Year Treasury Note Futures	65	USD	7,517	06/19	51
United States 10 Year Treasury Note Futures	262	USD	32,402	06/19	312
United States 10 Year Ultra Treasury Note Futures	30	USD	3,953	06/19	50
United States Long Bond Futures	18	USD	2,655	06/19	22
United States Ultra Bond Futures	26	USD	4,271	06/19	81
Short Positions
Australia 10 Year Government Bond Futures	149	AUD	20,604	06/19	(64)
Euro-Bund Futures	76	EUR	12,564	06/19	(196)
Japan 10 Year Government Bond Futures	17	JPY	2,596,410	06/19	(10)
United States 2 Year Treasury Note Futures	63	USD	13,419	06/19	(41)
United States 5 Year Treasury Note Futures	24	USD	2,775	06/19	(19)
United States 10 Year Treasury Note Futures	73	USD	9,028	06/19	(84)
United States 10 Year Ultra Treasury Note Futures	68	USD	8,961	06/19	(104)
United States Long Bond Futures	20	USD	2,949	06/19	(37)
United States Ultra Bond Futures	34	USD	5,586	06/19	(38)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					259

Foreign Currency Exchange Contracts
Amounts in thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		USD	5,841	CZK	133,000	05/14/19	(19)
Bank of America		USD	9	CZK	202	05/23/19	—
Bank of America		USD	2,841	CZK	64,431	05/23/19	(20)
Bank of America		USD	24	HUF	6,675	05/23/19	—
Bank of America		USD	855	HUF	238,688	05/23/19	(27)
Bank of America		USD	1	PLN	4	05/23/19	—
Bank of America		USD	851	PLN	3,248	05/23/19	(1)
Bank of America		USD	14	THB	455	05/23/19	—
Bank of America		USD	41	TRY	233	05/23/19	(3)
Bank of America		USD	94	TRY	557	05/23/19	(1)
Bank of America		USD	1,867	TRY	10,402	05/23/19	(146)
Bank of America		AUD	2,053	EUR	1,275	05/14/19	(33)
Bank of America		CZK	133,000	USD	5,899	05/14/19	78
Bank of America		CZK	1,389	USD	61	05/23/19	1
Bank of America		EUR	100	USD	112	05/09/19	—
Bank of America		EUR	270	USD	306	05/09/19	3
Bank of America		EUR	330	USD	371	05/09/19	1
Bank of America		EUR	17,897	USD	20,278	05/24/19	167
Bank of America		GBP	1,100	JPY	158,243	05/14/19	(27)
Bank of America		GBP	70	USD	92	05/09/19	1

See accompanying notes which are an integral part of the financial statements.

306 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	160	USD	207	05/09/19	(1)
Bank of America	HUF	6,826	USD	25	05/23/19	1
Bank of America	MXN	945	USD	50	05/23/19	—
Bank of America	PLN	80	USD	21	05/23/19	—
Bank of America	THB	184,000	USD	5,810	05/14/19	45
Bank of America	THB	756	USD	24	05/23/19	—
Bank of America	THB	88,273	USD	2,831	05/23/19	65
Bank of Montreal	USD	8,282	EUR	7,377	05/09/19	(4)
Bank of Montreal	USD	2,379	GBP	1,827	05/09/19	5
Bank of Montreal	USD	849	HKD	6,638	05/23/19	(2)
Bank of Montreal	USD	1,960	MXN	38,331	05/23/19	57
Bank of Montreal	EUR	7,470	USD	8,415	05/09/19	31
Bank of Montreal	EUR	7,377	USD	8,305	06/11/19	3
Bank of Montreal	GBP	1,726	USD	2,266	05/09/19	14
Bank of Montreal	GBP	1,827	USD	2,383	06/11/19	(5)
Bank of Montreal	HKD	94	USD	12	05/23/19	—
Bank of Montreal	MXN	717	USD	37	05/23/19	(1)
BNP Paribas	USD	—	IDR	4,318	05/23/19	—
BNP Paribas	USD	1,938	IDR	27,743,682	05/23/19	9
BNP Paribas	USD	5	PHP	276	05/23/19	—
BNP Paribas	USD	16	RUB	1,066	05/23/19	—
BNP Paribas	GBP	15,524	USD	20,282	05/24/19	15
BNP Paribas	PHP	146,942	USD	2,789	05/23/19	(45)
BNP Paribas	RUB	55,657	USD	830	05/23/19	(29)
Brown Brothers Harriman	USD	374	EUR	335	05/09/19	2
Brown Brothers Harriman	USD	1,125	EUR	1,000	05/09/19	(3)
Brown Brothers Harriman	USD	3,319	NZD	4,800	05/14/19	(113)
Brown Brothers Harriman	USD	2,703	TRY	15,000	05/14/19	(209)
Brown Brothers Harriman	USD	2,891	ZAR	42,000	05/14/19	41
Brown Brothers Harriman	AUD	2,050	JPY	160,971	05/14/19	2
Brown Brothers Harriman	EUR	110	USD	123	05/09/19	(1)
Brown Brothers Harriman	EUR	150	USD	170	05/09/19	1
Brown Brothers Harriman	GBP	175	USD	228	05/09/19	—
Brown Brothers Harriman	JPY	162,732	AUD	2,050	05/14/19	(33)
Brown Brothers Harriman	MXN	56,000	USD	2,921	05/14/19	(28)
Brown Brothers Harriman	TRY	15,000	USD	2,568	05/14/19	73
Canadian Imperial Bank of Commerce	EUR	4,531	USD	5,121	05/15/19	34
Canadian Imperial Bank of Commerce	GBP	1,350	USD	1,768	05/15/19	7
Citigroup	USD	4,895	AUD	6,822	05/23/19	(83)
Citigroup	BRL	66	USD	17	05/23/19	—
Citigroup	BRL	10,561	USD	2,812	05/23/19	124
Citigroup	EUR	7,470	USD	8,410	05/09/19	27
Citigroup	GBP	1,726	USD	2,264	05/09/19	13
Citigroup	NOK	59,311	USD	6,996	05/23/19	116
Commonwealth Bank of Australia	USD	8,278	EUR	7,377	05/09/19	—
Commonwealth Bank of Australia	USD	2,378	GBP	1,827	05/09/19	6
Commonwealth Bank of Australia	EUR	7,470	USD	8,417	05/09/19	34
Commonwealth Bank of Australia	EUR	7,377	USD	8,301	06/11/19	(1)
Commonwealth Bank of Australia	GBP	1,726	USD	2,264	05/09/19	13
Commonwealth Bank of Australia	GBP	1,827	USD	2,382	06/11/19	(6)
JPMorgan Chase	GBP	20	USD	26	05/24/19	—
Royal Bank of Canada	USD	8,278	EUR	7,377	05/09/19	—
Royal Bank of Canada	USD	2,378	GBP	1,827	05/09/19	6

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 307

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	4,894	NZD	7,233	05/23/19	(62)
Royal Bank of Canada	EUR	7,470	USD	8,417	05/09/19	34
Royal Bank of Canada	EUR	7,377	USD	8,301	06/11/19	—
Royal Bank of Canada	GBP	1,726	USD	2,264	05/09/19	12
Royal Bank of Canada	GBP	2,200	USD	2,919	05/14/19	48
Royal Bank of Canada	GBP	1,827	USD	2,382	06/11/19	(6)
Royal Bank of Canada	JPY	607,650	USD	5,442	05/23/19	(22)
Standard Chartered	USD	9	KRW	10,680	05/23/19	—
Standard Chartered	KRW	2,213,791	USD	1,972	05/23/19	69
State Street	USD	5,355	ARS	222,000	05/14/19	(426)
State Street	USD	1,422	AUD	2,000	05/14/19	(11)
State Street	USD	1,523	CAD	2,000	05/14/19	(29)
State Street	USD	2,868	COP	9,108,000	05/14/19	(53)
State Street	USD	1,456	EUR	1,298	05/09/19	—
State Street	USD	5,699	EUR	5,000	05/14/19	(86)
State Street	USD	8,116	GBP	6,204	05/23/19	(17)
State Street	USD	1	HKD	5	05/23/19	—
State Street	USD	2,897	IDR	41,293,000	05/14/19	(3)
State Street	USD	1,932	INR	139,754	05/23/19	70
State Street	USD	2,858	MXN	56,000	05/14/19	90
State Street	USD	26	MYR	105	05/23/19	—
State Street	USD	46	PHP	2,384	05/23/19	—
State Street	USD	2,842	RUB	193,000	05/14/19	138
State Street	USD	12	RUB	788	05/23/19	—
State Street	USD	—	TWD	7	05/23/19	—
State Street	USD	848	TWD	26,068	05/23/19	(5)
State Street	AUD	2,053	EUR	1,275	05/14/19	(33)
State Street	AUD	6,000	USD	4,266	05/14/19	36
State Street	BRL	44	USD	11	05/23/19	—
State Street	CAD	6,000	USD	4,527	05/14/19	47
State Street	CHF	11,861	USD	11,823	05/23/19	159
State Street	EUR	1,292	USD	1,456	05/09/19	6
State Street	EUR	5,000	USD	5,688	05/14/19	75
State Street	EUR	1,294	USD	1,456	06/11/19	—
State Street	IDR	207,979	USD	15	05/23/19	—
State Street	INR	948	USD	14	05/23/19	—
State Street	INR	4,544	USD	65	05/23/19	—
State Street	KRW	16,944	USD	15	05/23/19	—
State Street	MYR	90	USD	22	05/23/19	—
State Street	MYR	11,466	USD	2,810	05/23/19	39
State Street	NZD	9,000	USD	6,164	05/14/19	152
State Street	RUB	193,000	USD	2,901	05/14/19	(79)
State Street	TWD	306	USD	10	05/23/19	—
UBS	USD	8,277	EUR	7,377	05/09/19	1
UBS	USD	2,377	GBP	1,827	05/09/19	6
UBS	EUR	7,377	USD	8,301	06/11/19	(1)
UBS	GBP	1,827	USD	2,381	06/11/19	(6)
Westpac	USD	6,984	SEK	64,489	05/23/19	(182)
Westpac	EUR	2,778	USD	3,147	05/23/19	26
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						141

See accompanying notes which are an integral part of the financial statements.

308 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Goldman Sachs	Purchase	USD	17,500	(1.000%)(2)	12/31/20	590	121	711
CDX Emerging Markets
Index	Morgan Stanley	Sell	USD	5,000	1.000%(2)	05/11/63	(164)	(39)	(203)
CDX Investment Grade
Index	Bank of America	Sell	USD	2,000	1.000%(2)	05/11/63	33	10	43
CDX NA High Yield Index	Morgan Stanley	Sell	USD	10,000	5.000%(2)	12/20/23	607	215	822
iTraxx Europe Crossover
Index	Goldman Sachs	Sell	USD	3,000	5.000%(2)	06/20/23	387	30	417
Total Open Credit Indices Contracts (å)							1,453	337	1,790

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina	—	5,509	—	—	5,509	0.9
Australia	—	222	—	—	222	—*
Austria	—	615	—	—	615	0.1
Azerbaijan	—	827	—	—	827	0.1
Bahrain	—	2,152	—	—	2,152	0.4
Brazil	—	5,136	—	—	5,136	0.9
Canada	—	17,499	—	—	17,499	3.0
Cayman Islands	—	12,993	385	—	13,378	2.3
Chile	—	1,592	—	—	1,592	0.2
China	—	1,326	—	—	1,326	0.2
Colombia	—	3,605	—	—	3,605	0.6
Costa Rica	—	2,788	—	—	2,788	0.5
Czech Republic	—	416	—	—	416	—*
Denmark	—	3,415	—	—	3,415	0.6
Dominican Republic	—	3,273	—	—	3,273	0.6
Ecuador	—	2,287	—	—	2,287	0.4
Egypt	—	4,286	—	—	4,286	0.7
El Salvador	—	1,976	—	—	1,976	0.3
Ethiopia	—	1,026	—	—	1,026	0.1
Finland	—	1,827	—	—	1,827	0.3
France	—	5,309	—	—	5,309	0.9
Gabon	—	481	—	—	481	0.1
Georgia	—	590	—	—	590	0.1
Germany	—	12,486	—	—	12,486	2.2
Ghana	—	1,031	—	—	1,031	0.2

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 309

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Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Guernsey	—	1,039	—	—	1,039	0.2
Honduras	—	545	—	—	545	0.1
Hong Kong	—	625	—	—	625	0.1
India	—	203	—	—	203	—*
Indonesia	—	2,069	—	—	2,069	0.4
Iraq	—	969	—	—	969	0.2
Ireland	—	2,171	—	—	2,171	0.4
Israel	—	532	—	—	532	0.1
Italy	—	13,847	—	—	13,847	2.4
Japan	—	156	—	—	156	—*
Jersey	—	4,507	—	—	4,507	0.8
Jordan	—	1,167	—	—	1,167	0.2
Kazakhstan	—	592	—	—	592	0.1
Kenya	—	1,020	—	—	1,020	0.2
Lebanon	—	1,585	—	—	1,585	0.3
Luxembourg	—	15,918	—	—	15,918	2.7
Macao	—	515	—	—	515	0.1
Malta	—	1,102	—	—	1,102	0.2
Mexico	—	10,797	—	—	10,797	1.9
Mongolia	—	880	—	—	880	0.1
Morocco	—	1,043	—	—	1,043	0.2
Mozambique	—	904	—	—	904	0.2
Netherlands	—	10,867	—	—	10,867	1.9
Nigeria	—	1,522	—	—	1,522	0.3
Norway	—	158	—	—	158	—*
Oman	—	1,476	—	—	1,476	0.3
Pakistan	—	2,638	—	—	2,638	0.5
Panama	—	588	—	—	588	0.1
Paraguay	—	620	—	—	620	0.1
Peru	—	2,786	—	—	2,786	0.5
Philippines	—	732	—	—	732	0.1
Puerto Rico	—	275	—	—	275	—*
Qatar	—	421	—	—	421	—*
Russia	—	2,372	—	—	2,372	0.4
Saudi Arabia	—	934	—	—	934	0.2
South Africa	—	5,127	—	—	5,127	0.9
Sri Lanka	—	1,470	—	—	1,470	0.3
Sweden	—	3,437	—	—	3,437	0.6
Thailand	—	691	—	—	691	0.1
Tunisia	—	578	—	—	578	0.1
Turkey	—	5,538	—	—	5,538	1.0

See accompanying notes which are an integral part of the financial statements.

310 Opportunistic Credit Fund

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Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Ukraine	—	251	—	—	251	—*
United Arab Emirates	—	1,050	—	—	1,050	0.2
United Kingdom	—	39,996	—	—	39,996	6.9
United States	—	265,537	1,354	—	266,891	46.1
Venezuela, Bolivarian Republic of	—	3,328	—	—	3,328	0.6
Virgin Islands, British	—	2,707	—	—	2,707	0.5
Common Stocks	88	780	4,980	—	5,848	1.0
Preferred Stocks	—	—	2,095	—	2,095	0.4
Warrants & Rights	—	—	—	—	—	—
Short-Term Investments	—	13,354	159	32,405	45,918	7.9
Total Investments	88	524,086	8,973	32,405	565,552	97.6
Other Assets and Liabilities, Net						2.4
						100.0

Other Financial Instruments
Assets
Futures Contracts	852	—	—	—	852	0.1
Foreign Currency Exchange Contracts	—	2,003	—	—	2,003	0.3
Credit Default Swap Contracts	—	1,993	—	—	1,993	0.3

Liabilities
Futures Contracts	(593)	—	—	—	(593)	(0.1)
Foreign Currency Exchange Contracts	—	(1,862)	—	—	(1,862)	(0.3)
Credit Default Swap Contracts	—	(203)	—	—	(203)	(—)*
Total Other Financial Instruments**	$259	$1,931	$—	$—	$2,190

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 311

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Category and Subcategory	Valuation Technique(s)	Unobservable Input(s)	Input/Range(s)	Weighted Average		Fair Value ($)
Long-Term Fixed Income Investments
Cayman Islands	Other*					$385
United States	Other*					1,354
Common Stocks						4,980
	Discounted cash flow**	Discount rates	13.2% - 15.6%	14.9%
	Weighted market approach***	Earnings multiples	4.55x - 7.12x	6.34	x
	Other*
Preferred Stock
United States	Other*					2,095
Short-Term Investments
United States	Other*					159
Total Investments						$8,973

*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2019 were less than 1% of net assets
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiples. A 50%/50%
weighted average was applied to the Market approach and Discounted cash flow.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2019 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2018	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2019	4/30/2019
Long-Term Fixed Income
Investments
Cayman Islands	$1,000	$385	$—	$—	$—	$—	$ 1,000	$—	$385	$—
United States	518	1,000	29	—	—	322	521	64	1,354	64
Common Stocks	8,731	—	—	—	—	—	—	(3,751)	4,980	(3,751)
Preferred Stocks	2,095	—	—	—	—	—	—	—	2,095	—
Short-Term Investments	276	—	—	—	—	—	117	—	159	—
Total Investments	$12,620	$1,385	$29	$—	$—	$322	$ 1,638	$(3,687)	$8,973	$(3,687)

Amounts in thousands
Fair Value
Industry Exposure	$
Long-Term Fixed Income Investments
Asset-Backed Securities	26,017
Corporate Bonds and Notes	158,366
International Debt	152,675
Loan Agreements	22,487
Mortgage-Backed Securities	61,977
Non-US Bonds	90,718
Common Stocks
Energy	88
Materials and Processing	3,468

See accompanying notes which are an integral part of the financial statements.

312 Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Producer Durables	1,512
Utilities	780
Preferred Stocks
Producer Durables	2,095
Warrants and Rights	—
Common Stocks
Short-Term Investments
Corporate Bonds and Notes	4,888
International Debt	4,459
United States Government Treasuries	3,617
Investment Company	32,405
Total Investments	565,552

See accompanying notes which are an integral part of the financial statements.

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Russell Investment Company
Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,003	$—
Variation margin on futures contracts*	—	—	852
Credit default swap contracts, at fair value	1,993	—	—
Total	$1,993	$2,003	$852

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$593
Unrealized depreciation on foreign currency exchange contracts	—	1,862	—
Credit default swap contracts, at fair value	203	—	—
Total	$203	$1,862	$593
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$196
Total return swap contracts	—	—	93
Credit default swap contracts	612	—	—
Foreign currency exchange contracts	—	6,146	—
Total	$612	$6,146	$289

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$1,604
Credit default swap contracts	337	—	—
Foreign currency exchange contracts**	—	(2,913)	—
Total	$337	$(2,913)	$1,604

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

314 Opportunistic Credit Fund

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Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
		Gross		Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$2,003	$—	$2,003
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,993	—	1,993
Total Financial and Derivative Assets		3,996	—	3,996
Financial and Derivative Assets not subject to a netting agreement		(1,282)	—	(1,282)
Total Financial and Derivative Assets subject to a netting agreement		$2,714	$—	$2,714

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$363	$147	$—	$216
Bank of Montreal	110	12	—	98
BNP Paribas	25	9	15	1
Brown Brothers Harriman	119	119	—	—
Canadian Imperial Bank of Commerce	41	—	—	41
Citigroup	279	83	—	196
Commonwealth Bank of Australia	52	6	—	46
Goldman Sachs	711	—	711	—
Royal Bank of Canada	100	6	—	94
Standard Chartered	69	—	—	69
State Street	812	559	—	253
UBS	7	7	—	—
Westpac	26	26	—	—
Total	$2,714	$974	$726	$1,014

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 315

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross		Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,862	$—	$1,862
Credit Default Swap Contracts	Credit default swap contracts, at fair value	203	—	203
Total Financial and Derivative Liabilities		2,065	—	2,065
Financial and Derivative Liabilities not subject to a netting agreement		(203)	—	(203)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,862	$—	$1,862

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
	Gross Amounts Not Offset in
	the Statement of Assets and
	Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$279	$147	$—	$132
Bank of Montreal	12	12	—	—
BNP Paribas	74	9	—	65
Brown Brothers Harriman	386	119	—	267
Citigroup	83	83	—	—
Commonwealth Bank of Australia	6	6	—	—
Royal Bank of Canada	90	6	—	84
State Street	742	559	183	—
UBS	7	7	—	—
Westpac	183	26	—	157
Total	$1,862	$974	$183	$705

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

316 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$587,354
Investments, at fair value(>)	565,552
Cash	2,395
Foreign currency holdings(^)	723
Unrealized appreciation on foreign currency exchange contracts	2,003
Receivables:
Dividends and interest	8,185
Dividends from affiliated funds	78
Investments sold	1,643
Fund shares sold	619
Foreign capital gains tax recoverable	5
From broker(a)(b)(c)	6,048
Investments matured(<)	1,104
Variation margin on futures contracts	762
Prepaid expenses	2
Credit default swap contracts, at fair value(+)	1,993
Total assets	591,112

Liabilities
Payables:
Due to broker (d)	1,973
Investments purchased	5,816
Fund shares redeemed	542
Accrued fees to affiliates	386
Other accrued expenses	267
Variation margin on futures contracts	681
Unfunded loan commitment	138
Unrealized depreciation on foreign currency exchange contracts	1,862
Credit default swap contracts, at fair value(+)	203
Total liabilities	11,868

Net Assets	$579,244

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 317

Russell Investment Company
Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(54,533)
Shares of beneficial interest	610
Additional paid-in capital	633,167
Net Assets	$579,244

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.46
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.83
Class A — Net assets	$5,059,136
Class A — Shares outstanding ($. 01 par value)	534,864
Net asset value per share: Class C(#)	$9.39
Class C — Net assets	$4,072,702
Class C — Shares outstanding ($. 01 par value)	433,664
Net asset value per share: Class E(#)	$9.50
Class E — Net assets	$230,300
Class E — Shares outstanding ($. 01 par value)	24,231
Net asset value per share: Class M(#)	$9.49
Class M — Net assets	$36,304,577
Class M — Shares outstanding ($. 01 par value)	3,824,077
Net asset value per share: Class S(#)	$9.50
Class S — Net assets	$404,043,840
Class S — Shares outstanding ($. 01 par value)	42,536,646
Net asset value per share: Class Y(#)	$9.49
Class Y — Net assets	$129,533,749
Class Y — Shares outstanding ($. 01 par value)	13,644,368
Amounts in thousands
(^) Foreign currency holdings - cost	$652
(+) Credit default swap contracts - premiums paid (received)	$1,453
(<) Investments matured - cost	$3,822
(>) Investments in affiliates, U. S. Cash Management Fund	$32,405

(a) Receivable from Broker for Futures	$3,488
(b) Receivable from Broker for Swaps	$2,110
(c) Receivable from Broker for Forwards	$450
(d) Due to Broker for Swaps	$1,973
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

318 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,836
Dividends from affiliated funds	553
Interest	17,502
Less foreign taxes withheld	(3)
Total investment income	21,888

Expenses
Advisory fees	2,941
Administrative fees	142
Custodian fees	155
Distribution fees - Class A	6
Distribution fees - Class C	15
Transfer agent fees - Class A	5
Transfer agent fees - Class C	4
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	25
Transfer agent fees - Class S	411
Transfer agent fees - Class Y	3
Professional fees	148
Registration fees	64
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	—**
Trustees’ fees	12
Printing fees	49
Miscellaneous	16
Expenses before reductions	4,001
Expense reductions	(1,230)
Net expenses	2,771
Net investment income (loss)	19,117

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(5,431)
Investments in affiliated funds	(4)
Futures contracts	196
Foreign currency exchange contracts	6,146
Total return swap contracts	93
Credit default swap contracts	612
Foreign currency-related transactions	(104)
Net realized gain (loss)	1,508
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	11,290
Investments in affiliated funds	3
Futures contracts	1,604
Foreign currency exchange contracts	(2,913)
Credit default swap contracts	337
Investment matured	(1,171)
Foreign currency-related transactions	83

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 319

Russell Investment Company
Opportunistic Credit Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	9,233
Net realized and unrealized gain (loss)	10,741
Net Increase (Decrease) in Net Assets from Operations	$29,858
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

320 Opportunistic Credit Fund

Russell Investment Company
Opportunistic Credit Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,117	$42,036
Net realized gain (loss)	1,508	307
Net change in unrealized appreciation (depreciation)	9,233	(56,511)
Net increase (decrease) in net assets from operations	29,858	(14,168)

Distributions
To shareholders
Class A	(173)	(320)
Class C	(128)	(263)
Class E	(10)	(19)
Class M	(852)	(1,987)
Class S	(15,160)	(34,363)
Class Y	(4,787)	(15,998)
Net decrease in net assets from distributions	(21,110)	(52,950)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(73,921)	(398,869)
Total Net Increase (Decrease) in Net Assets	(65,173)	(465,987)

Net Assets
Beginning of period	644,417	1,110,404
End of period	$579,244	$644,417

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 321

Russell Investment Company
Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	17	$158	264	$2,520
Proceeds from reinvestment of distributions	18	167	32	308
Payments for shares redeemed	(85)	(789)	(289)	(2,749)
Net increase (decrease)	(50)	(464)	7	79
Class C
Proceeds from shares sold	9	84	82	795
Proceeds from reinvestment of distributions	14	128	27	263
Payments for shares redeemed	(66)	(601)	(244)	(2,343)
Net increase (decrease)	(43)	(389)	(135)	(1,285)
Class E
Proceeds from shares sold	— **	1	1	12
Proceeds from reinvestment of distributions	1	9	2	17
Payments for shares redeemed	(11)	(103)	(6)	(59)
Net increase (decrease)	(10)	(93)	(3)	(30)
Class M
Proceeds from shares sold	1,727	16,219	1,794	17,563
Proceeds from reinvestment of distributions	92	852	204	1,987
Payments for shares redeemed	(685)	(6,375)	(2,626)	(25,062)
Net increase (decrease)	1,134	10,696	(628)	(5,512)
Class S
Proceeds from shares sold	4,111	38,266	17,393	169,470
Proceeds from reinvestment of distributions	1,635	15,074	3,517	34,188
Payments for shares redeemed	(13,114)	(121,457)	(34,868)	(334,139)
Net increase (decrease)	(7,368)	(68,117)	(13,958)	(130,481)
Class Y
Proceeds from shares sold	222	2,078	437	4,259
Proceeds from reinvestment of distributions	520	4,787	1,636	15,998
Payments for shares redeemed	(2,427)	(22,419)	(28,577)	(281,897)
Net increase (decrease)	(1,685)	(15,554)	(26,504)	(261,640)
Total increase (decrease)	(8,022)	$(73,921)	(41,221)	$(398,869)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

322 Opportunistic Credit Fund

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Russell Investment Company
Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	9.30	. 29	. 18	. 47	(. 31)	—
October 31, 2018	10.03	. 44	(. 63)	(. 19)	(. 54)	—
October 31, 2017	9.69	. 48	. 21	. 69	(. 35)	—
October 31, 2016	9.11	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.97	. 49	(. 82)	(. 33)	(. 47)	(. 06)
October 31, 2014	10.18	. 46	(. 15)	. 31	(. 45)	(. 07)

Class C
April 30, 2019*	9.24	. 25	. 18	. 43	(. 28)	—
October 31, 2018	9.97	. 37	(. 63)	(. 26)	(. 47)	—
October 31, 2017	9.64	. 40	. 22	. 62	(. 29)	—
October 31, 2016	9.06	. 39	. 42	. 81	(. 23)	—
October 31, 2015	9.93	. 41	(. 81)	(. 40)	(. 41)	(. 06)
October 31, 2014	10.14	. 39	(. 15)	. 24	(. 38)	(. 07)

Class E
April 30, 2019*	9.34	. 29	. 18	. 47	(. 31)	—
October 31, 2018	10.08	. 44	(. 64)	(. 20)	(. 54)	—
October 31, 2017	9.70	. 47	. 23	. 70	(. 32)	—
October 31, 2016	9.12	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.99	. 49	(. 83)	(. 34)	(. 47)	(. 06)
October 31, 2014	10.20	. 46	(. 15)	. 31	(. 45)	(. 07)

Class M
April 30, 2019*	9.33	. 29	. 20	. 49	(. 33)	—
October 31, 2018	10.07	. 47	(. 65)	(. 18)	(. 56)	—
October 31, 2017(9)	9.60	. 31	. 28	. 59	(. 12)	—

Class S
April 30, 2019*	9.34	. 30	. 19	. 49	(. 33)	—
October 31, 2018	10.07	. 47	(. 64)	(. 17)	(. 56)	—
October 31, 2017	9.72	. 50	. 22	. 72	(. 37)	—
October 31, 2016	9.14	. 49	. 41	. 90	(. 32)	—
October 31, 2015	10.00	. 51	(. 81)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.21	. 49	(. 15)	. 34	(. 48)	(. 07)

Class Y
April 30, 2019*	9.33	. 30	. 19	. 49	(. 33)	—
October 31, 2018	10.07	. 48	(. 65)	(. 17)	(. 57)	—
October 31, 2017	9.72	. 51	. 22	. 73	(. 38)	—
October 31, 2016	9.14	. 49	. 42	. 91	(. 33)	—
October 31, 2015	10.00	. 52	(. 82)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.22	. 50	(. 17)	. 33	(. 48)	(. 07)

See accompanying notes which are an integral part of the financial statements.

324 Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(. 31)	9.46	5.24	5,059	1.64	1.20	6.23	32
(. 54)	9.30	(2.01)	5,442	1.62	1.17	4.57	82
(. 35)	10.03	7.32	5,799	1.57	1.13	4.89	81
(. 30)	9.69	9.81	5,501	1.58	1.14	5.02	68
(. 53)	9.11	(3.35)	4,849	1.58	1.15	5.18	98
(. 52)	9.97	3.15	5,745	1.57	1.17	4.61	80

(. 28)	9.39	4.78	4,073	2.39	1.95	5.49	32
(. 47)	9.24	(2.73)	4,401	2.37	1.92	3.81	82
(. 29)	9.97	6.56	6,094	2.32	1.88	4.14	81
(. 23)	9.64	9.03	8,192	2.33	1.89	4.27	68
(. 47)	9.06	(4.14)	9,711	2.32	1.90	4.40	98
(. 45)	9.93	2.41	13,224	2.32	1.92	3.86	80

(. 31)	9.50	5.22	230	1.64	1.20	6.23	32
(. 54)	9.34	(2.11)	320	1.62	1.17	4.56	82
(. 32)	10.08	7.40	376	1.56	1.12	4.99	81
(. 30)	9.70	9.80	36,334	1.58	1.14	5.00	68
(. 53)	9.12	(3.44)	31,022	1.58	1.15	5.22	98
(. 52)	9.99	3.16	29,115	1.57	1.17	4.59	80

(. 33)	9.49	5.39	36,304	1.40	. 90	6.37	32
(. 56)	9.33	(1.82)	25,104	1.36	. 87	4.83	82
(. 12)	10.07	6.20	33,399	1.33	. 83	5.05	81

(. 33)	9.50	5.36	404,044	1.40	. 95	6.50	32
(. 56)	9.34	(1.76)	466,060	1.37	. 92	4.79	82
(. 37)	10.07	7.64	643,262	1.32	. 88	5.13	81
(. 32)	9.72	10.05	1,351,075	1.33	. 89	5.23	68
(. 56)	9.14	(3.11)	1,101,648	1.33	. 90	5.45	98
(. 55)	10.00	3.41	1,082,505	1.32	. 92	4.86	80

(. 33)	9.49	5.40	129,534	1.20	. 87	6.57	32
(. 57)	9.33	(1.89)	143,090	1.17	. 84	4.88	82
(. 38)	10.07	7.72	421,474	1.13	. 80	5.22	81
(. 33)	9.72	10.13	632,069	1.14	. 81	5.34	68
(. 56)	9.14	(3.04)	601,918	1.13	. 82	5.56	98
(. 55)	10.00	3.39	458,277	1.12	. 84	4.92	80

See accompanying notes which are an integral part of the financial statements.

Opportunistic Credit Fund 325

Russell Investment Company
Opportunistic Credit Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$322,308
Administration fees			23,029
Distribution fees			3,539
Shareholder servicing fees			884
Transfer agent fees			28,579
Trustee fees			8,031
			$386,370
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$102,862	$236,975	$307,431	$(4)	$3	$32,405	$553	$—
	$102,862	$236,975	$307,431	$(4)	$3	$32,405	$553	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$590,008,901
Unrealized Appreciation	$16,871,749
Unrealized Depreciation	(39,193,796)
Net Unrealized Appreciation (Depreciation)	$(22,322,047)

See accompanying notes which are an integral part of the financial statements.

326 Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,020.00	$1,019.14
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.71	$5.71

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,015.60	$1,015.42
	Expenses Paid During Period*	$9.45	$9.44
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.89%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,021.80	$1,020.88
of other funds.	Expenses Paid During Period*	$3.96	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Unconstrained Total Return Fund 327

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,021.30	$1,020.38
Expenses Paid During Period*	$4.46	$4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,022.20	$1,021.32
Expenses Paid During Period*	$3.51	$3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

328 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 64.8%			5.375% due 11/01/21	850	856
Asset-Backed Securities - 0.4%			Series WI
Citigroup Mortgage Loan Trust			5.125% due 12/01/22	900	903
Series 2007-AMC3 Class A2D			Arconic, Inc.
0.796% due 03/25/37 (Ê)	258	222	5.400% due 04/15/21	700	721
GSAA Home Equity Trust			Ashland, Inc.
Series 2005-15 Class 2A2			4.750% due 08/15/22	1,275	1,307
1.021% due 01/25/36 (Ê)	606	379	ASP AMC Merger Sub, Inc.
Legacy Mortgage Asset Trust			8.000% due 05/15/25 (Þ)	171	109
Series 2019-GS2 Class A2			B&G Foods, Inc.
4.250% due 01/25/59 (~)(Ê)(Þ)	190	185	4.625% due 06/01/21	2,000	2,000
Morgan Stanley ABS Capital I, Inc. Trust			Ball Corp.
Series 2004-NC1 Class M2			5.000% due 03/15/22	300	312
3.096% due 12/27/33 (Ê)	222	221	Boyd Gaming Corp.
Nationstar HECM Loan Trust			6.875% due 05/15/23	1,550	1,606
Series 2018-2A Class M5			Cable One, Inc.
6.000% due 07/25/28 (~)(Ê)(Š)(Þ)	320	310	5.750% due 06/15/22 (Þ)	1,950	1,982
Sound Point CLO XIX, Ltd.			CCO Holdings LLC / CCO Holdings
Series 2018-1A Class E			Capital Corp.
8.247% due 04/15/31 (Ê)(Þ)	1,400	1,304	5.750% due 01/15/24	1,500	1,538
ZAIS CLO 11, Ltd.			Series 0003
Series 2018-11A Class E			4.000% due 03/01/23 (Þ)	1,650	1,654
9.352% due 01/20/32 (Ê)(Þ)	250	244	Centene Corp.
		2,865	4.750% due 05/15/22	300	306
Corporate Bonds and Notes - 20.3%			Series WI
Acadia Healthcare Co. , Inc.			5.625% due 02/15/21	2,600	2,642
5.125% due 07/01/22	1,900	1,910	CenturyLink, Inc.
Acrisure LLC / Acrisure Finance, Inc.			Series S
8.125% due 02/15/24 (Þ)	500	523	6.450% due 06/15/21	650	678
ADT Corp. (The)			Cinemark USA, Inc.
3.500% due 07/15/22	1,300	1,261	5.125% due 12/15/22	525	533
ADT Security Corp. (The)			4.875% due 06/01/23	1,950	1,970
6.250% due 10/15/21	1,150	1,210	CNO Financial Group, Inc.
AECOM Global II LLC / URS Fox US,			4.500% due 05/30/20	1,025	1,035
LP			CommScope Finance LLC
5.000% due 04/01/22	1,623	1,653	5.500% due 03/01/24 (Þ)	1,775	1,852
Aircastle, Ltd.			CommScope, Inc.
5.125% due 03/15/21	1,200	1,241	5.000% due 06/15/21 (Þ)	2,300	2,300
5.500% due 02/15/22	400	422	CoreCivic, Inc.
5.000% due 04/01/23	1,400	1,456	5.000% due 10/15/22	2,075	2,075
Alliance Data Systems Corp.			4.625% due 05/01/23	815	792
5.875% due 11/01/21 (Þ)	1,000	1,021	Covanta Holding Corp.
5.375% due 08/01/22 (Þ)	450	457	5.875% due 03/01/24	400	412
AMC Networks, Inc.			CSC Holdings LLC
4.750% due 12/15/22	2,675	2,701	5.375% due 07/15/23 (Þ)	2,050	2,096
AMN Healthcare Services, Inc.			Series 144#
5.125% due 10/01/24 (Þ)	175	176	5.125% due 12/15/21 (Þ)	1,500	1,504
Amsted Industries, Inc.			Series 144S
5.000% due 03/15/22 (Þ)	1,188	1,195	5.125% due 12/15/21 (Þ)	650	652
Anixter, Inc.			DAE Funding LLC
5.125% due 10/01/21	1,783	1,839	4.500% due 08/01/22 (Þ)	2,000	2,020
Antero Midstream Corp.			DaVita HealthCare Partners, Inc.
Series WI			5.750% due 08/15/22	3,250	3,302
5.375% due 09/15/24	925	943	Drawbridge Special Opportunities Fund
Antero Resources Corp.			LP

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 329

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 08/01/21 (Þ)	2,300	2,309	Nielsen Finance LLC / Nielsen Finance
Edgewell Personal Care Co.			Co.
4.700% due 05/19/21	1,500	1,530	5.000% due 04/15/22 (Þ)	1,600	1,592
			Outfront Media Capital LLC / Outfront
Equinix, Inc.			Media Capital Corp.
5.375% due 01/01/22	2,100	2,153	Series WI
5.375% due 04/01/23	525	536	5.250% due 02/15/22	2,700	2,734
Ford Motor Credit Co. LLC			PTC, Inc.
4.140% due 02/15/23	2,975	2,979	6.000% due 05/15/24	400	419
Frontier Communications Corp.			Rackspace Hosting, Inc.
8.500% due 04/01/26 (Þ)	81	76	8.625% due 11/15/24 (Þ)	533	497
GLP Capital, LP / GLP Financing II, Inc.			Radio One, Inc.
4.375% due 04/15/21	1,400	1,425	7.375% due 04/15/22 (Þ)	275	270
Graphic Packaging International LLC			RegionalCare Hospital Partners
4.750% due 04/15/21	500	513	Holdings, Inc.
GTT Communications, Inc.			8.250% due 05/01/23 (Þ)	600	638
7.875% due 12/31/24 (Þ)	451	425	Reynolds Group Issuer, Inc. / Reynolds
HCA Healthcare, Inc.			Group Issuer LLC
6.250% due 02/15/21	400	420	5.750% due 10/15/20	436	437
			RHP Hotel Properties, LP / RHP
HCA, Inc.			Finance Corp.
4.750% due 05/01/23	2,875	3,004	Series WI
Holly Energy Partners LP / Holly Energy			5.000% due 04/15/23	1,100	1,119
Finance Corp.
6.000% due 08/01/24 (Þ)	225	235	SBA Communications Corp.
Hospitality Properties Trust			4.000% due 10/01/22	1,100	1,106
4.250% due 02/15/21	1,000	1,009	Series WI
Hughes Satellite Systems Corp.			4.875% due 07/15/22	875	887
7.625% due 06/15/21	2,350	2,509	Sealed Air Corp.
IMS Health, Inc.			5.250% due 04/01/23 (Þ)	600	624
4.875% due 05/15/23 (Þ)	2,000	2,033	Select Medical Corp.
Iron Mountain, Inc.			6.375% due 06/01/21	1,100	1,101
4.375% due 06/01/21 (Þ)	1,730	1,741	Service Corp. International
6.000% due 08/15/23	500	513	5.375% due 01/15/22	1,250	1,261
Kinetic Concepts, Inc. / KCI USA, Inc.			Sinclair Television Group, Inc.
7.875% due 02/15/21 (Þ)	1,225	1,251	5.375% due 04/01/21	1,500	1,500
Ladder Capital Finance Holdings LLLP			Sirius XM Radio, Inc.
5.250% due 03/15/22 (Þ)	1,500	1,538	3.875% due 08/01/22 (Þ)	3,175	3,170
Lamar Media Corp.			6.000% due 07/15/24 (Þ)	275	284
5.000% due 05/01/23	50	51	Six Flags Entertainment Corp.
Level 3 Financing, Inc.			4.875% due 07/31/24 (Þ)	675	675
			Springleaf Finance Corp.
Series WI			5.625% due 03/15/23	175	182
6.125% due 01/15/21	350	351
5.375% due 08/15/22	1,300	1,305	Sprint Communications, Inc.
LKQ Corp.			6.000% due 11/15/22	3,100	3,118
4.750% due 05/15/23	1,725	1,738	Standard Industries, Inc.
MGM Resorts International			5.500% due 02/15/23 (Þ)	1,425	1,446
6.625% due 12/15/21	375	402	Starwood Property Trust, Inc.
Moog, Inc.			5.000% due 12/15/21	1,900	1,940
5.250% due 12/01/22 (Þ)	717	728	Sunoco, LP and Sunoco Finance Corp.
Multi-Color Corp.			Series WI
4.875% due 11/01/25 (Þ)	316	328	4.875% due 01/15/23	800	813
Nationstar Mortgage LLC / Nationstar			Symantec Corp.
Capital Corp.			3.950% due 06/15/22	750	752
6.500% due 07/01/21	600	601	TEGNA, Inc.
Netflix, Inc.			4.875% due 09/15/21 (Þ)	1,400	1,409
5.500% due 02/15/22	1,975	2,076	Tenet Healthcare Corp.
			4.750% due 06/01/20	583	590

See accompanying notes which are an integral part of the financial statements.

330 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 10/01/20	3,050	3,152	Garda World Security Corp. Term Loan B
TerraForm Power Operating LLC			6.115% due 05/26/24 (Ê)	1	1
4.250% due 01/31/23 (Þ)	65	64	8.000% due 05/26/24 (Ê)	294	293
T-Mobile USA, Inc.			GFL Environmental, Inc.
4.000% due 04/15/22	2,300	2,323	5.375% due 03/01/23 (Þ)	300	292
TransDigm, Inc.			GFL Environmental, Inc. 1st Lien Term
6.000% due 07/15/22	125	127	Loan B
Tribune Media Co.			5.483% due 05/31/25 (Ê)	174	173
Series WI			Guggenheim CLO LLC
5.875% due 07/15/22	2,000	2,028	Series 2018-1A Class DR
US Foods, Inc.			9.187% due 10/15/31 (Ê)(Þ)	757	725
5.875% due 06/15/24 (Þ)	375	383	GVC Holdings PLC Term Loan B2
WEX, Inc.			4.983% due 03/15/24 (Ê)	278	278
4.750% due 02/01/23 (Þ)	2,000	2,008	Hamilton Holdco LLC Term Loan B
Zayo Group LLC / Zayo Capital, Inc.			4.610% due 05/30/25 (Ê)	744	743
Series WI			IHS Markit, Ltd.
6.000% due 04/01/23	3,400	3,454	5.000% due 11/01/22 (Þ)	1,400	1,467
			Inmarsat Finance PLC
		131,047	4.875% due 05/15/22 (Þ)	775	783
International Debt - 5.7%
1011778 B. C. Unlimited Liability Co.			International Game Technology PLC
1st Lien Term Loan B			6.250% due 02/15/22 (Þ)	2,450	2,554
4.733% due 02/17/24 (~)(Ê)	374	373	ION Trading Technologies Sarl 1st Lien
1011778 BC ULC / New Red Finance,			Term Loan B
Inc.			6.651% due 11/21/24 (Ê)	1,485	1,450
4.625% due 01/15/22 (Þ)	3,150	3,161	LCM Ltd Partnership
AI Ladder (Luxembourg) Subco Sarl			Series 2018-18A Class ER
Term Loan			8.542% due 04/20/31 (Ê)(Þ)	750	712
7.101% due 05/01/25 (Ê)	344	341	Magnetite XV CLO, Ltd.
AI Mistral (Luxembourg) Subco Sarl			Series 2018-15A Class ER
5.483% due 03/09/24 (~)(Ê)	1,111	1,024	7.690% due 07/25/31 (Ê)(Þ)	275	255
AIMCO			Mallinckrodt International Finance SA
Series 2018-AA Class ER			1st Lien Term Loan B
7.548% due 01/15/28 (Ê)(Þ)	500	484	Zero coupon due 09/24/24 (~)(Ê)	172	154
Albea Beauty Holdings SA Term Loan			Marble Point CLO XII, Ltd.
5.887% due 04/22/24 (Ê)	356	355	Series 2018-1A Class E
Alpha 3 BV Term Loan B			8.601% due 07/16/31 (~)(Ê)(Þ)	700	645
5.601% due 01/31/24 (Ê)	330	328	Mountain View CLO XIV, Ltd.
Ardagh Packaging Finance PLC /			Series 2019-1A Class E
Ardagh Holdings USA, Inc.			9.328% due 04/15/29 (Ê)(Þ)	250	244
4.250% due 09/15/22 (Þ)	2,350	2,359	Numericable Group SA Term Loan B12
Arterra Wines Canada, Inc. 1st Lien			6.160% due 01/05/26 (Ê)	1,478	1,438
Term Loan B1			Numericable US LLC 1st Lien Term
5.365% due 12/15/23 (Ê)	241	239	Loan B11
Bellemeade Re, Ltd.			5.233% due 06/22/25 (Ê)	249	240
Series 2018-1A Class B1			Oaktown Re, Ltd.
6.341% due 04/25/28 (Ê)(Þ)	410	415	Series 2017-1A Class M2
CIFC Funding, Ltd.			6.091% due 04/25/27 (Ê)(Þ)	150	154
Series 2019-4A Class DR			Open Text Corp.
9.792% due 10/20/27 (Ê)(Þ)	925	925	5.625% due 01/15/23 (Þ)	2,250	2,306
Delta 2 (LUX ) SARL Term Loan B			Open Text Corp. 1st Lien Term Loan B
4.983% due 02/21/24 (Ê)	1,409	1,387	4.233% due 05/30/25 (Ê)	371	372
Diamond (BC) BV 1st Lien Term Loan			Ortho-Clinical Diagnostics SA 1st Lien
5.541% due 09/06/24 (Ê)	1	1	Term Loan B
5.583% due 09/06/24 (Ê)	552	531	5.733% due 06/01/25 (Ê)	350	343
Ellie Mae, Inc.			Quebecor Media, Inc.
6.474% due 04/02/26 (Ê)	422	424	5.750% due 01/15/23	800	834
			Reliance Intermediate Holdings, LP

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 331

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 04/01/23 (Þ)	475	490	Alphabet Holding Company, Inc. 1st
Solvay Acetow GMBH Term Loan			Lien Term Loan
8.151% due 05/31/23 (Ê)	246	236	5.983% due 08/15/24 (Ê)	261	244
Sound Point CLO III-R, Ltd,			Altice Financing SA 1st Lien Term Loan
			5.230% due 01/05/26 (Ê)	1,970	1,900
Series 2018-2RA Class E			Alvogen Group, Inc. 1st Lien Term
8.436% due 04/15/29 (~)(Ê)(Þ)	300	287	Loan B
Stars Group Holdings BV Term Loan B			7.230% due 04/02/22 (Ê)	365	345
6.101% due 07/10/25 (~)(Ê)	725	728	American Airlines, Inc. 1st Lien Term
Steele Creek CLO, Ltd.			Loan B
Series 2017-1A Class E			4.229% due 06/27/25 (Ê)	375	370
7.834% due 01/15/30 (Ê)(Þ)	250	236	American Airlines, Inc. Term Loan B
Series 2018-1A Class E			4.479% due 04/28/23 (Ê)	1,100	1,091
8.347% due 04/15/31 (Ê)(Þ)	1,125	1,044	Amneal Pharmaceuticals LLC 1st Lien
Symphony CLO, Ltd.			Term Loan B
			6.000% due 05/04/25 (Ê)	373	373
Series 2019-20A Class E			Anastasia Parent LLC 1st Lien Term
8.984% due 01/16/32 (Ê)(Þ)	250	241	Loan B
Titan Acquisition, Ltd.			6.233% due 08/10/25 (Ê)	398	364
7.750% due 04/15/26 (Þ)	161	148	AP Exhaust Acquisition LLC 1st Lien
Travelport Finance Luxembourg SARL			Term Loan
Term Loan			7.693% due 05/10/24 (Ê)	737	664
Zero coupon due 03/13/26 (~)(Ê)	250	244	AppLovin Corp. 1st Lien Term Loan B
Trinitas CLO X, Ltd.			6.233% due 08/15/25 (Ê)	973	974
Series 2019-10A Class E			Aramark Services, Inc. 1st Lien Term
9.518% due 04/15/32 (Ê)(Þ)	700	676	Loan B3
Videotron, Ltd.			4.233% due 03/11/25 (~)(Ê)	701	699
5.000% due 07/15/22	2,500	2,602	Aretec Group, Inc. 1st Lien Term Loan
Virgin Media Finance PLC			6.733% due 10/01/25 (Ê)	200	197
6.000% due 10/15/24 (Þ)	200	207	Ascena Retail Group, Inc. Term Loan B
Weatherford International, Ltd. 1st Lien			7.000% due 08/21/22 (Ê)	218	187
Term Loan			Ascend Learning LLC Term Loan B
3.915% due 07/13/20 (Ê)	298	291	5.483% due 07/12/24 (Ê)	746	742
Ziggo Secured Finance Partnership 1st			AssuredPartners, Inc. 1st Lien Term
Lien Term Loan E			Loan B
4.973% due 04/27/25 (~)(Ê)	375	371	5.733% due 10/22/24 (Ê)	369	367
		36,604	Asurion LLC 1st Lien Term Loan B7
Loan Agreements - 19.2%			5.483% due 11/03/24 (Ê)	496	497
ABG Intermediate Holdings 2 LLC 1st			Asurion LLC Term Loan B4
Lien Term Loan B			5.483% due 08/04/22 (~)(Ê)	852	854
5.983% due 09/29/24 (Ê)	1,116	1,112	Asurion LLC Term Loan B6
ABG Intermediate Holdings 2 LLC 2nd
Lien Term Loan			5.483% due 11/03/23 (Ê)	949	952
10.233% due 09/29/25 (Ê)	250	246	Avaya, Inc. Term Loan B
Acrisure LLC Term Loan B			6.723% due 12/15/24 (Ê)	2,353	2,358
6.379% due 11/22/23 (Ê)	1,935	1,921	Avolon LLC 1st Lien Term Loan B3
Advanced Disposal Services, Inc. Term			4.487% due 01/15/25 (~)(Ê)	636	636
Loan B3			Bass Pro Group LLC 1st Lien Term
4.681% due 11/10/23 (Ê)	249	249	Loan B
Advanced Integration Technology, LP 1st			7.483% due 12/16/23 (Ê)	373	372
Lien Term Loan B1			Bausch Health Cos. , Inc. 1st Lien Term
7.379% due 04/03/23 (Ê)	373	371	Loan B
AgroFresh, Inc. Term Loan B			5.224% due 11/27/25 (Ê)	475	475
7.291% due 07/31/21 (Ê)	4	4	Belron SA Term Loan B
7.366% due 07/31/21 (Ê)	737	716	4.989% due 10/26/24 (Ê)	249	248
AGS LLC 1st Lien Term Loan B			Berry Plastics Group, Inc. 1st Lien Term
			Loan Q
5.983% due 02/15/24 (Ê)	307	307	4.481% due 10/01/22 (~)(Ê)	336	336
Almonde, Inc. 2nd Lien Term Loan			Blount International, Inc. 1st Lien Term
9.851% due 04/28/25 (Ê)	250	249	Loan B

See accompanying notes which are an integral part of the financial statements.

332 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.233% due 04/12/23 (Ê)	371	372	4.973% due 01/12/26 (Ê)	718	716
Boxer Parent Co. , Inc. 1st Lien Term			CT Technologies Intermediate Holdings,
Loan B			Inc. 1st Lien Term Loan B
6.851% due 10/02/25 (Ê)	1,496	1,486	6.733% due 12/01/21 (Ê)	255	217
Brave Parent Holdings, Inc. 1st Lien			CWGS Group LLC Term Loan
Term Loan			5.229% due 11/08/23 (Ê)	—	—
6.541% due 04/17/25 (Ê)	1	1	5.233% due 11/08/23 (~)(Ê)	137	127
6.583% due 04/17/25 (Ê)	372	373	Delek US Holdings, Inc. 1st Lien Term
Brickman Group, Ltd. 1st Lien Term			Loan B
Loan B			4.733% due 03/30/25 (Ê)	495	494
5.000% due 08/10/25 (~)(Ê)	383	382	Dell International LLC 1st Lien Term
Brookfield WEC Holdings, Inc. Term			Loan B
Loan			4.490% due 09/07/23 (~)(Ê)	997	997
5.983% due 08/01/25 (~)(Ê)	623	627	Digicert Holdings, Inc. 1st Lien Term
C. H. Guenther & Son, Inc. Term Loan B			Loan
5.233% due 03/22/25 (Ê)	372	372	6.483% due 10/31/24 (Ê)	745	746
Cabot Microelectronics Corp. 1st Lien			Digicert Holdings, Inc. 2nd Lien Term
Term Loan B			Loan
4.750% due 11/15/25 (Ê)	452	453	10.483% due 10/31/25 (Ê)	300	298
Caesars Entertainment Operating Co.			DiversiTech Holdings, Inc. 1st Lien
LLC 1st Lien Term Loan B			Term Loan B
4.483% due 10/06/24 (Ê)	1,948	1,938	5.601% due 06/01/24 (Ê)	124	121
Caesars Resort Collection LLC 1st Lien			Dynacast International LLC 1st Lien
Term Loan B			Term Loan B
5.233% due 12/22/24 (~)(Ê)	460	461	5.851% due 01/28/22 (Ê)	322	321
Canyon Valor Cos. , Inc. 1st Lien Term			Dynatrace LLC 1st Lien Term Loan
Loan B			5.733% due 08/23/25 (Ê)	232	233
5.351% due 06/16/23 (Ê)	351	350	EagleView Technology Corp. 1st Lien
Change Healthcare Holdings LLC 1st			Term Loan B1
Lien Term Loan B			5.987% due 07/31/25 (Ê)	748	730
5.233% due 03/01/24 (~)(Ê)	960	959	ECI Macola/Max Holding LLC 2nd Lien
Charter Communications Operating LLC			Term Loan
1st Lien Term Loan B			10.601% due 09/29/25 (Ê)	250	249
4.490% due 04/30/25 (~)(Ê)	249	249	ECI Macola/Max Holding LLC Term
CityCenter Holdings LLC Term Loan B			Loan B
4.733% due 04/18/24 (~)(Ê)	125	125	6.851% due 09/27/24 (Ê)	369	368
Cogeco Communications (USA) II LP 1st			Emerald US, Inc. Term Loan B1
Lien Term Loan B			6.601% due 05/09/21 (~)(Ê)	374	372
4.733% due 08/11/24 (Ê)	744	743	EnergySolutions LLC 1st Lien Term
Commercial Barge Line Co. 1st Lien			Loan B
Term Loan			6.351% due 05/11/25 (Ê)	744	700
11.233% due 11/12/20 (Ê)	657	456	Entegris, Inc. Term Loan B
Constellis Holdings LLC 1st Lien Term
Loan			4.483% due 11/01/25 (Ê)	374	374
7.541% due 04/18/24 (Ê)	1	1	Envision Healthcare Corp. 1st Lien Term
			Loan B
7.583% due 04/18/24 (Ê)	490	468	6.233% due 10/11/25 (Ê)	3,142	3,034
Constellis Holdings LLC 2nd Lien Term
Loan			Everi Payments, Inc. 1st Lien Term Loan
11.583% due 04/21/25 (Ê)	254	239	Series 91D
Cortes NP Acquisition Corp Term Loan B			5.483% due 05/09/24 (Ê)	485	486
6.629% due 11/30/23 (Ê)	723	691	EVO Payments International LLC 1st
Crosby US Acquisition Corp. 1st Lien			Lien Term Loan B
Term Loan			5.730% due 12/22/23 (Ê)	198	198
5.487% due 11/22/20 (Ê)	244	241	EW Scripps Co. (The) Term Loan B
Crown Finance, Inc. 1st Lien Term			0.000% due 04/04/26 (~)(Ê)(v)	314	315
Loan B			First Data Corp. 1st Lien Term Loan
4.733% due 02/28/25 (Ê)	2,542	2,528	4.481% due 04/26/24 (~)(Ê)	1,750	1,749
CSC Holdings LLC 1st Lien Term Loan			Focus Financial Partners LLC 1st Lien
4.723% due 07/17/25 (Ê)	1,705	1,697	Term Loan B2
CSC Holdings LLC 1st Lien Term Loan			4.983% due 07/03/24 (~)(Ê)	591	593
B

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 333

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fort Dearborn Company 1st Lien Term			INEOS US Finance LLC 1st Lien Term
Loan			Loan B
6.479% due 10/19/23 (Ê)	12	12	4.483% due 03/31/24 (Ê)	741	736
6.602% due 10/19/23 (Ê)	356	353	Information Resources, Inc. 1st Lien
Getty Images, Inc. 1st Lien Term Loan			Term Loan
7.000% due 02/12/26 (Ê)	748	745	7.129% due 12/03/25 (~)(Ê)	374	371
GHX Ultimate Parent Corp. 1st Lien			Inovalon Holdings, Inc. Term Loan B
Term Loan			6.000% due 04/02/25 (Ê)	1,489	1,488
5.851% due 06/30/24 (Ê)	737	726	Intrawest Resorts Holdings, Inc. 1st Lien
Global Payments, Inc. 1st Lien Term			Term Loan B1
Loan B3			5.483% due 06/29/24 (~)(Ê)	494	496
4.233% due 04/22/23 (Ê)	247	246	Jason, Inc. 1st Lien Term Loan
Global Payments, Inc. 1st Lien Term			7.101% due 06/30/21 (Ê)	373	362
Loan B4			Kestra Financial, Inc. Term Loan
4.233% due 10/12/25 (Ê)	249	249	0.000% due 04/29/26 (~)(Ê)(v)	375	373
Gray Television, Inc. 1st Lien Term
Loan C			Las Vegas Sands LLC Term Loan
4.977% due 11/02/25 (Ê)	374	375	4.233% due 03/27/25 (Ê)	743	742
Grifols Worldwide Operations USA, Inc.			Level 3 Financing, Inc. Term Loan B
1st Lien Term Loan B			4.733% due 02/22/24 (~)(Ê)	1,250	1,250
4.674% due 01/31/25 (Ê)	370	371	LifeScan Global Corp. 1st Lien Term
Gruden Holdings, Inc. 1st Lien Term			Loan
Loan			8.600% due 10/02/24 (Ê)	9	9
8.101% due 08/18/22 (Ê)	689	684	8.660% due 10/02/24 (Ê)	483	473
GTT Communications, Inc. 1st Lien			Limetree Bay Terminals LLC Term Loan
Term Loan B			B
5.230% due 05/31/25 (Ê)	1,455	1,407	6.483% due 02/10/24 (Ê)	196	191
Gulf Finance LLC Term Loan B			Lions Gate Capital Holdings LLC 1st
7.776% due 08/25/23 (Ê)	188	149	Lien Term Loan B
7.860% due 08/25/23 (Ê)	112	89	4.733% due 03/24/25 (Ê)	665	661
H. B. Fuller Co. 1st Lien Term Loan B			MCC Iowa LLC 1st Lien Term Loan M
4.487% due 10/20/24 (Ê)	678	675	4.430% due 01/15/25 (Ê)	366	366
HCA, Inc. Term Loan B10			Messer Industries USA, Inc. 1st Lien
			Term Loan B
4.483% due 03/07/25 (Ê)	99	100	5.101% due 10/02/25 (Ê)	750	748
Heartland Dental LLC 1st Lien Term			Metro-Goldwyn-Mayer, Inc. 1st Lien
Loan			Term Loan B
3.750% due 04/30/25 (Ê)	8	8	4.990% due 07/03/25 (Ê)	373	372
6.233% due 04/30/25 (Ê)	364	358	MGM Growth Properties LLC 1st Lien
Hexion Inc. Term Loan			Term Loan B
5.600% due 10/11/20 (Ê)	125	125	4.483% due 04/25/23 (~)(Ê)	997	996
HGIM Corp. 1st Lien Term Loan			MH Sub I LLC 1st Lien Term Loan
8.743% due 07/02/23 (Ê)	711	707	6.227% due 09/15/24 (Ê)	739	738
HLF Financing SARL LLC 1st Lien			Midwest Physician Administrative
Term Loan B			Services LLC 1st Lien Term Loan
5.733% due 08/16/25 (Ê)	484	486	5.233% due 08/15/24 (Ê)	733	718
HS Purchaser LLC 1st Lien Term Loan			Midwest Physician Administrative
6.233% due 03/29/25 (Ê)	248	244	Services LLC 2nd Lien Term Loan
HUB International, Ltd. 1st Lien Term			Series 182
Loan			9.477% due 08/11/25 (Ê)	367	359
5.292% due 04/25/25 (Ê)	2	2	Mitchell International, Inc. 1st Lien
5.336% due 04/25/25 (Ê)	916	906	Term Loan B
Hyland Software, Inc. 1st Lien Term			5.733% due 11/30/24 (Ê)	365	360
Loan			Mitchell International, Inc. 2nd Lien
5.983% due 07/01/24 (Ê)	123	123	Term Loan
Hyland Software, Inc. 2nd Lien Term			9.733% due 11/20/25 (Ê)	500	489
Loan			MLN US Holdco LLC 1st Lien Term
9.483% due 05/23/25 (Ê)	375	377	Loan
I-Logic Technologies Bidco, Ltd. 1st			6.983% due 07/13/25 (Ê)	738	730
Lien Term Loan			Multi-Color Corp. Term Loan B
5.901% due 12/31/24 (Ê)	448	437	4.483% due 10/31/24 (Ê)	788	787

See accompanying notes which are an integral part of the financial statements.

334 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Navistar, Inc. 1st Lien Term Loan B			Quintiles IMS, Inc. 1st Lien Term Loan
5.999% due 11/06/24 (Ê)	743	742	B2
NN, Inc. 1st Lien Term Loan B			4.601% due 01/18/25 (Ê)	246	246
			Rackspace Hosting, Inc. 1st Lien Term
6.233% due 10/19/22 (Ê)	372	367	Loan
NN, Inc. Term Loan			5.738% due 11/03/23 (Ê)	2,945	2,784
5.733% due 04/03/21 (Ê)	367	358	Radiate Holdco LLC 1st Lien Term
North American Lifting Holdings, Inc.			Loan B
1st Lien Term Loan			5.483% due 02/01/24 (Ê)	1,481	1,476
7.101% due 11/27/20 (Ê)	700	659	Radio One, Inc. 1st Lien Term Loan B
NPC International, Inc. 1st Lien Term			4.490% due 04/05/23 (~)(Ê)	693	663
Loan			Red Ventures LLC 1st Lien Term Loan
5.983% due 04/20/24 (Ê)	983	803	B1
On Assignment, Inc. 1st Lien Term Loan			5.483% due 11/08/24 (Ê)	959	962
B4			Refinitiv US Holdings, Inc. 1st Lien
4.483% due 02/21/25 (~)(Ê)	718	717	Term Loan B
Optiv, Inc. 1st Lien Term Loan			6.233% due 10/01/25 (Ê)	623	616
5.733% due 02/01/24 (Ê)	356	335	Regionalcare Hospital Partners, Inc.
Oryx Southern Delaware Holdings LLC			Term Loan B
1st Lien Term Loan B			6.987% due 11/16/25 (Ê)	1,808	1,816
5.733% due 02/28/25 (Ê)	371	371	Research Now Group, Inc. 1st Lien Term
Panther BF Aggregator 2 LP Term Loan			Loan
B			8.083% due 12/20/24 (Ê)	372	373
0.000% due 03/14/26 (~)(Ê)(v)	232	233	Reynolds Group Holdings, Inc. 1st Lien
Pearl Intermediate Parent LLC 1st Lien			Term Loan B
Delayed-Draw Term Loan			5.233% due 02/05/23 (~)(Ê)	149	149
4.219% due 02/14/25 (Ê)	141	136	RHP Hotel Properties, LP / RHP
Pearl Intermediate Parent LLC 1st Lien			Finance Corp. Term Loan B
Term Loan			5.000% due 04/15/21	2,200	2,203
5.227% due 02/14/25 (Ê)	478	461	RHP Hotel Properties, LP Term Loan B
Penn National Gaming, Inc. 1st Lien			4.610% due 05/11/24 (Ê)	368	368
Term Loan B1
4.733% due 10/15/25 (Ê)	374	374	Rocket Software, Inc. Term Loan
Plantronics, Inc. 1st Lien Term Loan			6.733% due 11/28/25 (Ê)	346	347
4.983% due 07/02/25 (Ê)	345	343	RPI Finance Trust Term Loan B
Platform Specialty Products Corp. 1st			4.483% due 03/27/23 (~)(Ê)	123	123
Lien Term Loan			Sally Holdings LLC 1st Lien Term Loan
4.733% due 01/31/26 (Ê)	180	180	B1
Polar US Borrower LLC 1st Lien Term			4.740% due 07/05/24 (Ê)	636	634
Loan			Scientific Games International, Inc. 1st
7.348% due 10/16/25 (Ê)	364	365	Lien Term Loan B5
7.351% due 10/16/25 (Ê)	10	10	5.233% due 08/14/24 (~)(Ê)	2,056	2,049
Post Holdings, Inc. Incremental Term			Seadrill Operating, LP
Loan B			8.601% due 02/21/21 (Ê)	746	594
4.490% due 05/24/24 (~)(Ê)	798	798	Sedgwick Claims Management Services,
Pre-Paid Legal Services, Inc. 1st Lien			Inc. 1st Lien Term Loan B
Term Loan			5.733% due 12/31/25 (Ê)	249	249
5.733% due 04/13/25 (Ê)	344	342	Serta Simmons Bedding LLC 1st Lien
Prime Security Services Borrower LLC			Term Loan
Term Loan B1			5.973% due 11/08/23 (Ê)	164	119
5.233% due 05/02/22 (~)(Ê)	653	653	5.974% due 11/08/23 (Ê)	581	420
Procera Networks, Inc. 1st Lien Term			Serta Simmons Bedding LLC 2nd Lien
Loan			Term Loan
6.983% due 11/02/25 (Ê)	324	320	10.473% due 11/08/24 (Ê)	375	158
Project Alpha Intermediate Holding, Inc.			Sesac Holdco II LLC 1st Lien Term Loan
1st Lien Term Loan B			5.483% due 02/13/24 (Ê)	374	367
6.370% due 04/26/24 (Ê)	373	371	Sesac Holdco II LLC 2nd Lien Term
Quest Software US Holdings, Inc. 1st			Loan
Lien Term Loan			9.733% due 02/24/25 (Ê)	375	369
6.832% due 05/18/25 (Ê)	72	71	Shutterfly, Inc. Term Loan B
6.833% due 05/18/25 (Ê)	426	421	5.250% due 08/17/24 (Ê)	282	281

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 335

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Six Flags Entertainment Corp. Term			0.000% due 04/30/26 (~)(Ê)(v)	244	245
Loan B			United Airlines, Inc. Term Loan B
0.000% due 04/09/26 (~)(Ê)(v)	400	401	4.233% due 04/01/24 (Ê)	980	974
SonicWALL US Holdings, Inc. 1st Lien
Term Loan			United Natural Foods, Inc. Term Loan
6.183% due 05/16/25 (Ê)	663	644	6.733% due 10/22/25 (Ê)	748	651
SonicWALL US Holdings, Inc. 2nd Lien			Unitymedia Hessen GMBH & C0 KG 1st
Term Loan			Lien Term Loan E
10.183% due 05/18/26 (Ê)	300	286	4.473% due 06/01/23 (Ê)	1,750	1,745
Southcross Energy Partners LP 1st Lien			Univar USA, Inc Term Loan B3
Term Loan B			4.733% due 07/01/24 (Ê)	309	309
10.750% due 08/04/21 (Ê)	129	102	UPC Financing Partnership 1st Lien
Southwire Co. LLC 1st Lien Term Loan B			Term Loan AR
4.483% due 05/15/25 (Ê)	422	421	4.973% due 01/15/26 (~)(Ê)	1,355	1,355
Sprint Communications, Inc. 1st Lien			USI, Inc. Term Loan B
Term Loan B			5.601% due 05/16/24 (Ê)	739	731
5.500% due 02/03/24 (Ê)	831	818	Valeant Pharmaceuticals International,
SS&C Technologies, Inc. 1st Lien Term			Inc. Term Loan B
Loan B5			5.474% due 05/17/25 (~)(Ê)	486	488
4.733% due 04/16/25 (~)(Ê)	521	521	Vantiv LLC Term Loan B4
Starfruit Finco BV 1st Lien Term Loan B			4.181% due 08/20/24 (Ê)	427	427
5.729% due 10/01/25 (Ê)	188	187	4.223% due 08/20/24 (Ê)	810	810
Station Casinos LLC 1st Lien Term			Varsity Brands Holding Co. , Inc. 1st Lien
Loan B			Term Loan
4.990% due 06/08/23 (Ê)	494	494	5.983% due 12/15/24 (Ê)	370	368
Steak n Shake Operations, Inc. Term			Verdesian Life Sciences LLC Term Loan
Loan			9.500% due 07/01/20 (Ê)	1,068	951
6.240% due 03/19/21 (Ê)	450	360	VeriFone Systems, Inc. 1st Lien Term
SuperMoose Borrower LLC 1st Lien			Loan
Term Loan			6.683% due 08/20/25 (Ê)	318	317
6.233% due 08/15/25 (Ê)	333	327	Verscend Holding Corp. 1st Lien Term
Telenet Financing USD LLC 1st Lien			Loan B
Term Loan AN			6.983% due 08/27/25 (Ê)	746	750
4.723% due 08/17/26 (Ê)	875	872	Vertafore, Inc. 1st Lien Term Loan B
Tempo Acquisition LLC Term Loan B			5.733% due 07/02/25 (Ê)	748	741
5.483% due 05/01/24 (Ê)	246	246	VICI Properties, Inc. 1st Lien Term
TKC Holdings, Inc. 1st Lien Term Loan			Loan B
6.240% due 02/01/23 (~)(Ê)	484	482	4.487% due 12/15/24 (~)(Ê)	250	249
TKC Holdings, Inc. 2nd Lien Term Loan			Virgin Media Bristol LLC 1st Lien Term
10.490% due 02/01/24 (Ê)	187	185	Loan K
TMS International Corp. 1st Lien Term			4.973% due 01/15/26 (~)(Ê)	375	376
Loan B2			W3 TopCo LLC 1st Lien Term Loan
5.233% due 08/14/24 (Ê)	128	128	8.479% due 03/08/22 (Ê)	4	4
5.333% due 08/14/24 (Ê)	207	207	8.601% due 03/08/22 (Ê)	366	364
Trader Corp. Term Loan B			Walker & Dunlop, Inc. 1st Lien Term
5.479% due 09/28/23 (Ê)	458	457	Loan B1
TransDigm, Inc. 1st Lien Term Loan G			4.729% due 11/07/25 (Ê)	374	373
4.983% due 08/22/24 (~)(Ê)	491	489	Web. com Group, Inc. 1st Lien Term
			Loan B
TransDigm, Inc. Term Loan			6.234% due 10/11/25 (Ê)	682	678
4.983% due 06/09/23 (Ê)	1,476	1,471	Weight Watchers International, Inc. 1st
TruGreen Limited Partnership Term			Lien Term Loan B
Loan			7.350% due 11/29/24 (Ê)	316	304
6.223% due 03/12/26 (Ê)	250	251	William Morris Endeavor Entertainment
U. S. Silica Co. , Inc. 1st Lien Term Loan			LLC 1st Lien Term Loan B
B			5.360% due 08/22/24 (Ê)	357	347
6.500% due 05/01/25 (Ê)	372	356	Wyndham Hotels & Resorts, Inc. 1st
Uber Technologies, Inc. 1st Lien Term			Lien Term Loan B
Loan			4.233% due 05/30/25 (Ê)	522	522
6.484% due 03/22/25 (Ê)	417	418
UFC Holdings LLC 1st Lien Term Loan					123,837

See accompanying notes which are an integral part of the financial statements.

336 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mortgage-Backed Securities - 19.1%			Series 2015-C1 Class D
Alternative Loan Trust			3.944% due 04/15/50 (~)(Ê)(Þ)	398	366
Series 2005-27 Class 1A1			Deutsche ALT-A Securities, Inc.
1.424% due 08/25/35 (~)(Ê)	364	312	Alternate Loan Trust
Series 2005-59 Class 1A1			Series 2007-OA3 Class A1
1.109% due 11/20/35 (Ê)	335	324	0.918% due 07/25/47 (Ê)	308	291
Series 2006-OA10 Class 3A1			Fannie Mae
1.428% due 08/25/46 (Ê)	479	421	2.500% due 2046	7,626	7,326
American Home Mortgage Investment			2.500% due 2048	374	360
Trust			30 Year TBA(Ï)
Series 2007-1 Class GA1C			3.500%	14,000	14,024
0.360% due 05/25/47 (Ê)	1,075	807	4.000%	3,000	3,916
Banc of America Commercial Mortgage			Fannie Mae Connecticut Avenue
Trust			Securities
Series 2008-1 Class AJ			Series 2015-C04 Class 1M2
6.283% due 02/10/51 (~)(Ê)	11	11	6.136% due 04/25/28 (Ê)	252	286
Bear Stearns Alt-A Trust			Series 2016-C01 Class 1B
Series 2005-7 Class 21A1			12.274% due 08/25/28 (Ê)	416	593
2.871% due 09/25/35 (~)(Ê)	564	530	Series 2016-C02 Class 1B
Series 2005-8 Class 21A1			12.688% due 09/25/28 (Ê)	608	885
2.824% due 10/25/35 (~)(Ê)	248	236	Series 2016-C02 Class 1M2
Series 2006-6 Class 1A1			6.438% due 09/25/28 (Ê)	306	348
0.541% due 11/25/36 (Ê)	579	579	Series 2016-C03 Class 2M2
Bear Stearns Commercial Mortgage			6.189% due 10/25/28 (Ê)	523	591
Securities Trust			Series 2016-C05 Class 2B
Series 2007-T28 Class D			11.244% due 01/25/29 (Ê)	40	52
6.090% due 09/11/42 (~)(Ê)(Þ)	135	76
Citigroup Mortgage Loan Trust			Series 2016-C05 Class 2M2
			6.936% due 01/25/29 (Ê)	398	433
Series 2007-AR5 Class 1A1A
3.765% due 04/25/37 (~)(Ê)	284	284	Series 2016-C06 Class 1M2
Commercial Mortgage Pass-Through			4.775% due 04/25/29 (Ê)	548	606
Certificates			Series 2016-C07 Class 2M2
Series 2012-CR3 Class E			5.587% due 05/25/29 (Ê)	785	853
4.770% due 10/15/45 (~)(Ê)(Þ)	195	182	Series 2017-C01 Class 1B1
Commercial Mortgage Trust			6.516% due 07/25/29 (Ê)	567	672
Series 2012-LC4 Class E			Series 2017-C01 Class 1M2
4.250% due 12/10/44 (Þ)	454	361	4.316% due 07/25/29 (Ê)	516	554
Series 2014-CR17 Class D			Series 2017-C02 Class 2B1
4.801% due 05/10/47 (~)(Ê)(Þ)	494	491	6.477% due 09/25/29 (Ê)	500	574
Connecticut Avenue Securities Trust			Series 2017-C02 Class 2M2
Series 2019-R03 Class 1B1			4.887% due 09/25/29 (Ê)	472	508
6.586% due 09/25/31 (Ê)(Þ)	147	151	Series 2017-C03 Class 1B1
Series 2019-R03 Class 1M2			5.842% due 10/25/29 (Ê)	100	113
4.627% due 09/25/31 (Ê)(Þ)	170	172	Series 2017-C05 Class 1B1
Countrywide Alternative Loan Trust			4.824% due 01/25/30 (Ê)	1,010	1,048
Series 2006-45T1 Class 2A7			Series 2017-C06 Class 2M2
1.578% due 02/25/37 (Ê)	270	139	4.037% due 02/25/30 (Ê)	240	248
Series 2006-OA10 Class 2A1			Series 2017-C07 Class 1M2
1.424% due 08/25/46 (Ê)	159	125	3.643% due 05/25/30 (Ê)	1,050	1,074
Series 2006-OA10 Class 4A1			Series 2018-C01 Class 1B1
0.411% due 08/25/46 (Ê)	670	582	5.124% due 07/25/30 (Ê)	1,130	1,144
Credit Suisse Commercial Mortgage			Series 2018-C03 Class 1B1
Trust			5.746% due 10/25/30 (Ê)	750	758
Series 2007-C4 Class C			Series 2018-C03 Class 1M2
6.275% due 09/15/39 (~)(Ê)(Þ)	9	9	3.896% due 10/25/30 (Ê)	187	188
CSAIL Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 337

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-C04 Class 2M2			Series 2015-4425 Class IO
4.652% due 12/25/30 (Ê)	557	566	Interest Only STRIP
Series 2019-R02 Class 1B1			4.000% due 01/15/45	745	141
6.640% due 09/25/31 (Ê)(Þ)	306	316	Series 2016-24 Class CI
Fannie Mae REMICS			Interest Only STRIP
Series 2010-35 Class SG			4.000% due 02/25/46	499	80
Interest Only STRIP			Series 2016-61 Class BS
5.418% due 04/25/40 (Ê)	557	92	Interest Only STRIP
Series 2010-140 Class GS			5.613% due 09/25/46 (Ê)	2,274	317
Interest Only STRIP			Series 2016-62 Class GS
5.229% due 07/25/39 (Ê)	546	40	Interest Only STRIP
Series 2011-59 Class BI			3.785% due 09/25/46 (Ê)	2,297	330
Interest Only STRIP			Series 2016-65 Class CS
6.000% due 08/25/40	412	18	Interest Only STRIP
Series 2011-98 Class AI			4.035% due 09/25/46 (Ê)	1,673	223
Interest Only STRIP			Series 2016-70 Class QI
3.500% due 11/25/37	1,179	38	Interest Only STRIP
Series 2011-101 Class SA			3.500% due 10/25/46	2,450	361
Interest Only STRIP			Series 2016-88 Class BS
5.129% due 10/25/41 (Ê)	689	93	Interest Only STRIP
Series 2012-36 Class SN			3.594% due 12/25/46 (Ê)	2,160	330
Interest Only STRIP			Series 2016-97 Class KI
5.672% due 04/25/42 (Ê)	398	65	Interest Only STRIP
Series 2012-49 Class QI			3.000% due 06/25/40	1,425	125
Interest Only STRIP			Series 2016-102 Class JI
4.500% due 12/25/40	1,175	128	Interest Only STRIP
Series 2012-103 Class SD			3.500% due 02/25/46	1,611	225
Interest Only STRIP			Series 2017-2 Class KI
4.813% due 09/25/42 (Ê)	332	61	Interest Only STRIP
Series 2012-116 Class SA			4.000% due 02/25/47	2,154	364
Interest Only STRIP			Series 2017-7 Class JI
5.329% due 10/25/42 (Ê)	1,431	279	Interest Only STRIP
Series 2013-9 Class SA			4.000% due 02/25/47	811	136
Interest Only STRIP			Series 2017-8 Class SB
5.981% due 03/25/42 (Ê)	2,850	354	Interest Only STRIP
Series 2013-27 Class PI			4.203% due 02/25/47 (Ê)	4,056	622
Interest Only STRIP			Series 2017-15 Class LI
3.000% due 12/25/41	6,339	370	Interest Only STRIP
Series 2013-35 Class IP			4.000% due 06/25/46	799	109
Interest Only STRIP			Series 2017-48 Class LI
3.000% due 06/25/42	864	54	Interest Only STRIP
Series 2013-41 Class SP			4.000% due 05/25/47	1,712	277
Interest Only STRIP			Series 2017-72 Class GI
5.422% due 06/25/40 (Ê)	1,017	65	Interest Only STRIP
Series 2013-54 Class LI			4.000% due 08/25/47	3,099	481
Interest Only STRIP			Series 2017-78 Class KI
7.000% due 11/25/34	1,124	268	Interest Only STRIP
Series 2013-67 Class IL			3.500% due 10/25/47	701	127
Interest Only STRIP			Series 2017-82 Class NI
6.500% due 07/25/43	943	206	Interest Only STRIP
Series 2015-66 Class AS			4.000% due 10/25/47	1,146	176
Interest Only STRIP			Series 2017-112 Class SG
4.379% due 09/25/45 (Ê)	2,088	301	Interest Only STRIP
			4.349% due 01/25/48 (Ê)	2,311	350

See accompanying notes which are an integral part of the financial statements.

338 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-113			Series 2014-4386 Class IL
Interest Only STRIP			Interest Only STRIP
5.000% due 01/25/38	1,309	187	4.000% due 12/15/43	790	120
Series 2018-1 Class AI			Series 2014-4389 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	1,286	271	4.000% due 09/15/44	403	82
Series 2018-1 Class JI			Series 2014-4413 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	1,037	197	3.500% due 03/15/40	1,023	106
Series 2018-3 Class AI			Series 2015-4475 Class CI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/47	2,057	406	3.500% due 01/15/44	1,146	176
Series 2018-86 Class DS			Series 2015-4510 Class HI
Interest Only STRIP			Interest Only STRIP
3.790% due 12/25/48 (Ê)	4,275	603	3.000% due 03/15/40	2,333	190
Series 2018-94 Class KI			Series 2015-4530 Class HI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/48	2,500	342	4.000% due 11/15/45	346	73
Series 2018-95 Class SA			Series 2016-4550 Class AI
Interest Only STRIP			Interest Only STRIP
3.710% due 01/25/49 (Ê)	2,043	325	3.000% due 10/15/40	1,376	166
Series 2018-95 Class SL			Series 2016-4560 Class PI
Interest Only STRIP			Interest Only STRIP
3.710% due 01/25/49 (Ê)	1,768	279	3.500% due 05/15/45	599	94
Freddie Mac REMICS			Series 2016-4601 Class IC
Series 2011-3904 Class NI			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/45	566	87
3.500% due 08/15/26	655	49	Series 2016-4621 Class QI
Series 2012-3981 Class WS			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/46	1,253	155
5.323% due 05/15/41 (Ê)	829	97	Series 2016-4629 Class GI
Series 2012-3984 Class DS			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/45	1,411	205
4.961% due 01/15/42 (Ê)	882	128	Series 2016-4635 Class PI
Series 2012-4073 Class AS			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/46	628	106
5.512% due 08/15/38 (Ê)	427	26	Series 2016-4641 Class IO
Series 2012-4074 Class KS			Interest Only STRIP
Interest Only STRIP			4.000% due 02/15/44	3,992	456
5.788% due 02/15/41 (Ê)	1,027	154	Series 2017-4658 Class CI
Series 2012-4099 Class BI			Interest Only STRIP
Interest Only STRIP			3.500% due 07/15/40	1,613	134
3.500% due 06/15/39	697	61	Series 2017-4663 Class KI
Series 2012-4127 Class PI			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/42	1,759	176
4.500% due 07/15/42	1,244	231	Series 2017-4663 Class PI
Series 2013-4182 Class PI			Interest Only STRIP
Interest Only STRIP			4.000% due 03/15/47	1,299	219
3.000% due 12/15/41	6,197	383	Series 2017-4663 Class TI
Series 2013-4265 Class SD			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/42	1,145	117
4.513% due 01/15/35 (Ê)	952	133	Series 2017-4666 Class AI
Series 2014-4299 Class JI			Interest Only STRIP
Interest Only STRIP			3.000% due 09/15/35	4,498	253
4.000% due 07/15/43	1,006	150

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 339

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-4707 Class AI			Series 2009-121 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/47	818	134	4.500% due 12/16/39	1,349	255
Series 2017-4731 Class QS			Series 2009-121 Class UI
Interest Only STRIP			Interest Only STRIP
4.613% due 11/15/47 (Ê)	871	152	5.000% due 12/20/39	112	25
Series 2018-4760 Class IG			Series 2010-9 Class UI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/15/48	1,131	217	5.000% due 01/20/40	6,710	1,437
Series 2019-4878 Class SA			Series 2010-35 Class DI
Interest Only STRIP			Interest Only STRIP
3.620% due 05/15/49 (Ê)(Š)	3,261	487	4.500% due 03/20/40	1,307	258
Freddie Mac Strips			Series 2010-35 Class QI
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	506	93
6.000% due 06/15/39	1,623	373	Series 2010-50 Class QS
Freddie Mac Structured Agency Credit			Interest Only STRIP
Risk Debt Notes			6.018% due 12/20/38 (Ê)	1,309	37
Series 2015-DNA1 Class B			Series 2010-134 Class ES
11.515% due 10/25/27 (Ê)	248	331	Interest Only STRIP
Series 2015-DNA2 Class B			5.022% due 11/20/39 (Ê)	1,782	119
8.541% due 12/25/27 (Ê)	518	628	Series 2010-167 Class SG
Series 2015-DNA3 Class B			Interest Only STRIP
9.875% due 04/25/28 (Ê)	673	881	5.237% due 08/16/38 (Ê)	1,887	67
Series 2016-DNA1 Class M3			Series 2010-H20 Class IF
5.986% due 07/25/28 (Ê)	539	630	Interest Only STRIP
Series 2016-DNA3 Class M3			1.401% due 10/20/60 (~)(Ê)	1,733	85
5.756% due 12/25/28 (Ê)	746	842	Series 2011-17 Class S
Series 2016-HQA1 Class M3			Interest Only STRIP
6.792% due 09/25/28 (Ê)	250	297	5.072% due 02/20/41 (Ê)	1,269	180
Series 2016-HQA2 Class M3			Series 2011-22 Class PS
5.674% due 11/25/28 (Ê)	253	293	Interest Only STRIP
Series 2016-HQA3 Class M3			5.022% due 07/20/40 (Ê)	1,446	101
4.374% due 03/25/29 (Ê)	899	993	Series 2011-135 Class DI
Series 2016-HQA4 Class M3			Interest Only STRIP
4.427% due 04/25/29 (Ê)	797	880	5.000% due 04/16/40	977	232
Series 2017-DNA1 Class B1			Series 2011-148 Class SN
5.729% due 07/25/29 (Ê)	496	560	Interest Only STRIP
Series 2017-HQA1 Class B1			5.462% due 11/16/41 (Ê)	844	156
6.216% due 08/25/29 (Ê)	525	583	Series 2011-151 Class SC
Series 2017-HQA1 Class M2			Interest Only STRIP
4.787% due 08/25/29 (Ê)	425	456	5.983% due 07/16/40 (Ê)	403	37
Series 2018-DNA2 Class B1			Series 2011-168 Class IO
5.764% due 12/25/30 (Ê)(Þ)	260	263	Interest Only STRIP
Series 2019-DNA2 Class M2			5.500% due 10/16/37	242	9
4.937% due 03/25/49 (Ê)(Þ)	269	273
Ginnie Mae II			Series 2011-H16 Class FI
			Interest Only STRIP
5.000% due 2049	80	83	1.040% due 07/20/61 (~)(Ê)	1,504	55
30 Year TBA(Ï)			Series 2012-103 Class CI
4.000%	2,000	2,060	Interest Only STRIP
4.500%	4,000	4,147	3.500% due 08/16/42	1,418	263
Ginnie Mae REMICS			Series 2012-129 Class IO
Series 2014-144 Class IA			Interest Only STRIP
Interest Only STRIP			4.500% due 11/16/42	454	95
4.000% due 01/16/43	1,092	148

See accompanying notes which are an integral part of the financial statements.

340 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-H10 Class AI			Series 2014-161 Class HI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	5,764	202	4.500% due 06/20/44	448	73
Series 2012-H11 Class FI			Series 2014-188 Class IB
Interest Only STRIP			Interest Only STRIP
1.226% due 02/20/62 (~)(Ê)	7,290	236	4.000% due 12/20/44	3,211	457
Series 2012-H29 Class CI			Series 2014-H06 Class BI
Interest Only STRIP			Interest Only STRIP
1.409% due 02/20/62 (~)(Ê)	4,987	221	1.482% due 02/20/64 (~)(Ê)	2,159	103
Series 2013-6 Class AI			Series 2014-H06 Class TR
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/39	731	87	1.429% due 03/20/64 (~)(Ê)	2,711	120
Series 2013-23 Class IK			Series 2014-H08 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,177	93	1.454% due 04/20/64 (~)(Ê)	2,554	201
Series 2013-34 Class HI			Series 2014-H08 Class CI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/43	341	69	1.485% due 03/20/64 (~)(Ê)	2,915	133
Series 2013-82 Class TI			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	2,342	380	1.429% due 01/20/64 (~)(Ê)	2,172	92
Series 2013-99 Class AS			Series 2014-H11 Class GI
Interest Only STRIP			Interest Only STRIP
5.311% due 06/20/43 (Ê)	328	59	1.480% due 06/20/64 (~)(Ê)	2,621	186
Series 2013-182 Class SP			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
5.961% due 12/20/43 (Ê)	280	47	1.584% due 05/20/64 (~)(Ê)	3,022	144
Series 2013-184 Class SK			Series 2014-H23 Class BI
Interest Only STRIP			Interest Only STRIP
3.547% due 12/20/43 (Ê)	2,318	366	1.564% due 11/20/64 (~)(Ê)	3,428	262
Series 2013-H15 Class CI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	2,819	105	1.646% due 12/20/64 (~)(Ê)	2,853	209
Series 2013-H24 Class AI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	3,976	146	3.500% due 01/20/45	2,082	296
Series 2014-44 Class IA			Series 2015-35 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/28	590	49	5.000% due 03/16/45	677	140
Series 2014-58 Class SA			Series 2015-62 Class IL
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	1,907	272	3.500% due 02/16/42	1,438	143
Series 2014-60 Class SE			Series 2015-80 Class IA
Interest Only STRIP			Interest Only STRIP
5.574% due 04/20/44 (Ê)	484	78	4.500% due 06/20/45	405	73
Series 2014-132 Class IO			Series 2015-89 Class IP
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	503	110	4.000% due 02/20/45	709	104
Series 2014-133 Class NI			Series 2015-89 Class LI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	2,599	524	5.000% due 12/20/44	653	145
Series 2014-139 Class NI			Series 2015-96 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	2,141	144	3.500% due 01/20/39	1,035	79

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 341

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-105 Class LI			Series 2016-27 Class IB
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/39	367	82	4.000% due 11/20/45	1,328	240
Series 2015-106 Class CI			Series 2016-37 Class IW
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	972	162	4.500% due 02/20/46	1,660	302
Series 2015-111 Class IJ			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,195	159	4.000% due 09/20/45	522	76
Series 2015-149 Class KI			Series 2016-49 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/45	546	101	4.500% due 11/16/45	529	113
Series 2015-162 Class BI			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	1,758	216	5.574% due 10/20/45 (Ê)	582	100
Series 2015-167 Class BI			Series 2016-104 Class GI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	681	152	4.500% due 01/20/46	729	113
Series 2015-H01 Class BI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
1.567% due 01/20/65 (~)(Ê)	5,431	366	3.000% due 01/20/43	1,428	126
Series 2015-H03 Class DI			Series 2016-136 Class YI
Interest Only STRIP			Interest Only STRIP
1.884% due 01/20/65 (~)(Ê)	2,326	198	3.500% due 03/20/45	376	44
Series 2015-H04 Class AI			Series 2016-138 Class DI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,882	232	4.000% due 10/20/46	429	73
Series 2015-H08 Class BI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
2.082% due 03/20/65 (~)(Ê)	928	76	5.000% due 11/20/46	2,196	425
Series 2015-H09 Class BI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	374	28	3.500% due 11/20/46	941	84
Series 2015-H10 Class CI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	942	81	5.219% due 04/20/38 (Ê)	2,258	36
Series 2015-H15 Class JI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	670	64	1.875% due 02/20/66 (~)(Ê)(Š)	675	48
Series 2015-H18 Class IA			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	483	31	2.068% due 02/20/66 (~)(Ê)	1,438	131
Series 2015-H22 Class HI			Series 2016-H12 Class AI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	2,986	293	1.643% due 07/20/65 (~)(Ê)	2,982	231
Series 2015-H24 Class BI			Series 2016-H14 Class AI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	1,218	52	2.467% due 06/20/66 (~)(Ê)	3,377	347
Series 2015-H25 Class AI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	888	67	2.194% due 06/20/66 (~)(Ê)	1,759	197
Series 2015-H26 Class GI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	509	45	1.999% due 07/20/66 (~)(Ê)	2,548	259

See accompanying notes which are an integral part of the financial statements.

342 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-H18 Class QI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)	2,174	270	4.000% due 08/20/47	578	100
Series 2016-H20 Class BI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
1.562% due 09/20/66 (~)(Ê)	2,592	165	4.500% due 09/20/47	1,163	227
Series 2016-H22 Class IO			Series 2017-132 Class IB
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	2,226	189	5.500% due 09/20/47	995	229
Series 2016-H23 Class NI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
2.830% due 10/20/66 (~)(Ê)	3,168	350	3.500% due 09/20/47	1,569	234
Series 2016-H24 Class CI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
1.703% due 10/20/66 (~)(Ê)	4,011	320	3.500% due 02/20/44	30	3
Series 2016-H24 Class JI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
2.721% due 11/20/66 (~)(Ê)	1,501	173	5.000% due 03/20/45	3,344	676
Series 2017-6 Class DI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	864	69	3.500% due 07/20/47	1,347	157
Series 2017-11 Class PI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/46	1,008	130	2.160% due 12/20/66 (~)(Ê)(Š)	4,508	478
Series 2017-17 Class EI			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	2,119	207	2.236% due 12/20/66 (~)(Ê)	1,975	249
Series 2017-26 Class EI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	873	131	2.195% due 12/20/66 (~)(Ê)	4,072	513
Series 2017-26 Class IM			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	1,098	246	2.373% due 01/20/67 (~)(Ê)	1,774	259
Series 2017-26 Class MI			Series 2017-H03 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/39	1,827	363	1.543% due 01/20/67 (~)(Ê)	3,662	258
Series 2017-38 Class DI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	692	150	2.403% due 02/20/67 (~)(Ê)	4,385	576
Series 2017-42 Class IC			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	2,477	485	2.256% due 02/20/67 (~)(Ê)	3,944	452
Series 2017-68 Class IL			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,601	383	1.565% due 02/20/67 (~)(Ê)	1,927	130
Series 2017-99 Class AI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	1,044	167	2.170% due 02/20/67 (~)(Ê)	2,799	314
Series 2017-120 Class IJ			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/47	3,260	383	2.377% due 02/20/67 (~)(Ê)	1,352	221
Series 2017-123 Class IO			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	1,151	279	2.236% due 02/20/67 (~)(Ê)	2,880	366

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 343

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H08 Class NI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)	5,160	578	2.086% due 01/20/68 (~)(Ê)	2,855	383
Series 2017-H09 Class IO			Series 2018-H02 Class PI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	4,718	452	2.033% due 02/20/68 (~)(Ê)	1,908	267
Series 2017-H10 Class MI			Series 2018-H05 Class AI
Interest Only STRIP			Interest Only STRIP
1.714% due 04/20/67 (~)(Ê)	3,113	301	1.805% due 02/20/68 (~)(Ê)	1,699	232
Series 2017-H11 Class NI			Series 2019-35 Class SE
Interest Only STRIP			Interest Only STRIP
2.105% due 05/20/67 (~)(Ê)(Š)	2,506	270	3.668% due 01/16/44 (Ê)	2,698	378
Series 2017-H13 Class QI			Goldman Sachs Mortgage Securities
Interest Only STRIP			Trust
2.094% due 06/20/67 (~)(Ê)(Š)	2,927	333	Series 2011-GC3 Class E
Series 2017-H14 Class JI			5.000% due 03/10/44 (~)(Ê)(Þ)	215	218
Interest Only STRIP			Series 2014-GC24 Class D
2.140% due 06/20/67 (~)(Ê)	2,452	336	4.662% due 09/10/47 (~)(Ê)(Þ)	819	706
Series 2017-H16 Class HI			GS Mortgage Securities Corp. II
Interest Only STRIP			Series 2013-GC10 Class E
1.632% due 08/20/67 (~)(Ê)	3,951	379	4.410% due 02/10/46 (~)(Ê)(Þ)	508	441
			JPMBB Commercial Mortgage Securities
Series 2017-H16 Class IB			Trust
Interest Only STRIP			Series 2013-C14 Class F
1.800% due 08/20/67 (~)(Ê)	5,541	525	3.598% due 08/15/46 (~)(Ê)(Þ)	650	506
Series 2017-H16 Class JI			Series 2014-C18 Class D
Interest Only STRIP			4.814% due 02/15/47 (~)(Ê)(Þ)	414	386
2.247% due 08/20/67 (~)(Ê)	2,361	331	Series 2014-C23 Class E
Series 2017-H20 Class GI			3.364% due 09/15/47 (~)(Ê)(Þ)	123	98
Interest Only STRIP			JPMorgan Alternative Loan Trust
2.158% due 09/20/67 (~)(Ê)	7,093	825	Series 2007-A2 Class 12A1
Series 2017-H23 Class KI			1.438% due 06/25/37 (Ê)	186	101
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
1.641% due 11/20/67 (~)(Ê)	1,749	119	Securities Trust
Series 2018-18 Class HS			Series 2007-CB20 Class E
Interest Only STRIP			6.487% due 02/12/51 (~)(Ê)(Þ)	901	900
1.667% due 02/20/48 (Ê)	7,190	321	Series 2011-C3 Class D
Series 2018-33 Class IO			5.662% due 02/15/46 (~)(Ê)(Þ)	438	430
Interest Only STRIP			Series 2011-C3 Class E
4.000% due 02/20/48	2,148	401	5.801% due 02/15/46 (~)(Ê)(Þ)	176	167
Series 2018-89 Class LS			Series 2012-C6 Class E
Interest Only STRIP			5.365% due 05/15/45 (~)(Ê)(Þ)	500	468
4.154% due 06/20/48 (Ê)	1,719	255	Series 2013-LC11 Class D
Series 2018-121 Class SQ			4.380% due 04/15/46 (~)(Ê)	307	271
Interest Only STRIP			Series 2013-LC11 Class E
4.135% due 09/20/48 (Ê)	3,251	460	3.250% due 04/15/46 (~)(Ê)(Þ)	500	379
Series 2018-127 Class IA			loanDepot Station Place Agency
Interest Only STRIP			Securitization Trust
3.500% due 04/20/42	532	48	Series 2017-LD1 Class A
			2.150% due 11/25/50 (Ê)(Þ)	694	692
Series 2018-127 Class IB			ML-CFC Commercial Mortgage Trust
Interest Only STRIP
4.500% due 06/20/45	3,473	409	Series 2006-4 Class C
			5.324% due 12/12/49 (~)(Ê)	258	250
Series 2018-127 Class ID			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
5.000% due 07/20/45	8,141	1,064	Series 2013-C10 Class E
			4.217% due 07/15/46 (~)(Ê)(Þ)	276	247

See accompanying notes which are an integral part of the financial statements.

344 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Series 2013-C10 Class F			Series 2006-AR2 Class 1A1
4.217% due 07/15/46 (~)(Ê)(Þ)	614	516	3.539% due 03/25/36 (~)(Ê)		85		87
Series 2013-C11 Class E			Series 2006-AR5 Class 1A1
4.337% due 08/15/46 (~)(Ê)(Þ)	272	146	5.202% due 04/25/36 (~)(Ê)		87		89
Series 2013-C12 Class E			WFRBS Commercial Mortgage Trust
4.764% due 10/15/46 (~)(Ê)(Þ)	513	456	Series 2011-C4 Class F
Series 2014-C15 Class F			5.000% due 06/15/44 (~)(Ê)(Þ)		998		779
4.000% due 04/15/47 (Þ)	233	198	Series 2012-C7 Class D
Morgan Stanley Capital I Trust			4.988% due 06/15/45 (~)(Ê)(Þ)		140		134
Series 2011-C3 Class G			Series 2012-C7 Class E
5.188% due 07/15/49 (~)(Ê)(Þ)	384	338	4.833% due 06/15/45 (~)(Ê)(Þ)		550		477
Series 2012-C4 Class E			Series 2012-C9 Class E
5.421% due 03/15/45 (~)(Ê)(Þ)	145	135	4.780% due 11/15/45 (~)(Ê)(Þ)		399		353
Oaktown Re, Ltd.			Series 2012-C10 Class D
Series 2018-1A Class M2			4.452% due 12/15/45 (~)(Ê)(Þ)		795		704
5.340% due 07/25/28 (Ê)(Þ)	340	341					123,346
Station Place Securitization Trust			Non-US Bonds - 0.1%
Series 2019-3 Class A			Lincoln Financing Sarl
1.000% due 06/24/20 (Ê)(Š)(Þ)	730	730	3.625% due 04/01/24	EUR	600		690
Structured Asset Mortgage Investments
II Trust			Total Long-Term Investments
Series 2006-AR7 Class A1A
0.981% due 08/25/36 (Ê)	153	142	(cost $419,559)				418,389
Series 2006-AR7 Class A1BG			Common Stocks - 0.0%
1.102% due 08/25/36 (Ê)	763	699	Producer Durables - 0.0%
			HGIM Corp. (Æ)		1,083		37
UBS Commercial Mortgage Trust			Total Common Stocks
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ)	291	264	(cost $39)				37
UBS-Barclays Commercial Mortgage
Trust			Options Purchased - 0.5%
Series 2012-C2 Class E			(Number of Contracts)
4.886% due 05/10/63 (~)(Ê)(Þ)	155	122	Cross Currency Options
Series 2012-C2 Class F			(CHF/USD)
5.000% due 05/10/63 (~)(Ê)(Þ)	221	166	Credit Agricole May 2019 0.96
Wachovia Bank Commercial Mortgage			Put (1)	USD	27,000	(ÿ)	—
			Societe Generale Jul 2019 0.97
Trust			Put (1)	USD	27,000	(ÿ)	11
Series 2005-C21 Class D			Cross Currency Options
5.465% due 10/15/44 (~)(Ê)	125	124	(EUR/USD)
Washington Mutual Mortgage Pass-			Credit Agricole Jun 2019 1.18
Through Certificates Trust			Call (1)	EUR	54,000	(ÿ)	12
Series 2005-AR1 Class A2B			Societe Generale Aug 2019 1.17
1.392% due 01/25/45 (Ê)	49	48	Call (1)	EUR	43,200	(ÿ)	97
Series 2005-AR10 Class 1A3			Cross Currency Options
2.502% due 09/25/35 (~)(Ê)	504	508	(JPY/USD)
			JPMorgan Chase Aug 2019 102.00
Series 2005-AR14 Class 1A2			Put (1)	USD	32,400	(ÿ)	46
3.406% due 12/25/35 (~)(Ê)	642	637	JPMorgan Chase Oct 2019 105.00
Series 2005-AR19 Class A1B3			Put (1)	USD	32,400	(ÿ)	166
1.588% due 12/25/45 (Ê)	61	61	Cross Currency Options
Wells Fargo Commercial Mortgage Trust			(USD/ILS)
			BNP Paribas Aug 2019 3.71 Call
Series 2010-C1 Class E			(1)	USD	5,400	(ÿ)	11
4.000% due 11/15/43 (Þ)	203	196	BNP Paribas Sep 2019 3.68 Call
Series 2013-LC12 Class D			(1)	USD	4,600	(ÿ)	16
4.434% due 07/15/46 (~)(Ê)(Þ)	492	431	BNP Paribas Sep 2019 3.70 Call
Series 2014-LC16 Class D			(1)	USD	3,500	(ÿ)	9
3.938% due 08/15/50 (Þ)	381	295	EURO STOXX 50 Index
Wells Fargo Mortgage-Backed Securities			Morgan Stanley Dec 2020 2,400.00
Trust			Put (3,240)	EUR	77,760	(ÿ)	1,749

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 345

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value			Amount ($)		Value
		or Shares		$			or Shares		$
Fannie Mae Bonds					Total Warrants & Rights
JPMorgan Chase May 2019 99.63					(cost $174)				165
Call (1)	USD	34,000	(ÿ)	2
JPMorgan Chase May 2019 100.98					Short-Term Investments - 35.3%
Call (1)	USD	24,000	(ÿ)	24	Commerzbank AG
JPMorgan Chase May 2019 99.57					0.000% due 06/04/19 (~)		3,000		3,366
Put (1)	USD	9,000	(ÿ)	—	Commonwealth Bank of Australia
JPMorgan Chase May 2019 99.69					Series REGS
Put (1)	USD	9,000	(ÿ)	—	3.205% due 11/07/19 (Ê)		600		602
JPMorgan Chase May 2019 101.07
Put (1)	USD	9,000	(ÿ)	20	Dutch Treasury Certificate
JPMorgan Chase May 2019 101.19					Zero coupon due 06/27/19		4,000		4,490
Put (1)	USD	9,000	(ÿ)	28	Zero coupon due 07/31/19		5,500		6,177
JPMorgan Chase Jun 2019 Put (0)	USD	9,000	(ÿ)	25	Education Advisory Board 1st Lien Term
JPMorgan Chase Jun 2019 99.02
Put (1)					Loan
JPMorgan Chase Jun 2019 99.21	USD	9,000	(ÿ)	1	6.288% due 02/27/20 (Ê)		1		1
Put (1)	USD	9,000	(ÿ)	2	6.351% due 02/27/20 (Ê)		1		1
JPMorgan Chase Jun 2019 100.52					6.381% due 02/27/20 (Ê)		443		438
Put (1)	USD	9,000	(ÿ)	17	European Stability Mechanism Treasury
S&P 500 Index					Bill
Morgan Stanley May 2019					Zero coupon due 06/06/19		7,000		7,855
2,930.00 Call (54)	USD	15,822	(ÿ)	192	France Treasury Bills
Morgan Stanley May 2019					Zero coupon due 06/26/19		7,500		8,418
2,950.00 Call (27)	USD	7,965	(ÿ)	62
Morgan Stanley May 2019					Zero coupon due 07/10/19		1,000		1,123
2,700.00 Put (135)	USD	36,450	(ÿ)	27	Zero coupon due 08/28/19		1,250		1,405
Morgan Stanley Jun 2019 2,700.00					German Treasury Bills
Put (135)	USD	36,450	(ÿ)	132	Zero coupon due 06/19/19		2,000		2,245
Morgan Stanley Jun 2019 2,750.00
Put (135)	USD	37,125	(ÿ)	212	Italy Buoni Ordinari del Tesoro
Swaptions					Zero coupon due 05/31/19		3,000		3,366
(Counterparty, Fund Receives/Fund					Japan Treasury Discount Bills
Pays, Notional, Termination Date)					Series 813
(Citigroup, USD 2.226%/USD 3 Month					Zero coupon due 05/20/19	JPY	392,000		3,519
LIBOR, USD 29,316, 05/30/24)
Citigroup May 2019 0.00 Call (1)		29,316	(ÿ)	36	Series 823
(Citigroup, USD 2.468%/USD 3 Month					Zero coupon due 07/08/19	JPY	733,000		6,582
LIBOR, USD 30,216, 05/28/29)					Station Place Securitization Trust
Citigroup May 2019 0.00 Call (1)		30,216	(ÿ)	114	Series 2018-3 Class A
(Goldman Sachs, USD 2.198%/USD 3					5.102% due 07/24/19 (Ê)(Š)(Þ)(ž)		532		525
Month LIBOR, USD 29,316, 05/07/24)
Goldman Sachs May 2019 0.00					Series 2018-5 Class A
Call (1)		29,316	(ÿ)	—	1.892% due 09/24/19 (Ê)(Š)(Þ)(ž)		317		314
(Citigroup, USD 3 Month LIBOR/USD					Series 2018-8 Class A
2.406%, USD 29,316, 05/30/24)					(0.277)% due 02/24/20 (Ê)(Š)(Þ)(ž)		802		803
Citigroup May 2019 0.00 Put (1)		29,316	(ÿ)	34	U. S. Cash Management Fund(@)		148,843,051	(8)	148,873
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.398%, USD 29,316, 05/07/24)					United States Treasury Bills
Goldman Sachs May 2019 0.00					2.203% due 05/09/19 (§)(ç)(ž)		2,636		2,635
Put (1)		29,316	(ÿ)	2	2.283% due 05/14/19 (ç)(ž)		141		141
United States 5 Year					2.290% due 05/16/19 (§)(ç)(ž)		8,425		8,417
Treasury Note Futures					2.359% due 05/30/19 (ç)(ž)		7,000		6,987
Morgan Stanley May 2019 114.50					2.461% due 06/06/19 (§)(ž)		2,041		2,036
Put (1,080)	USD	123,660	(ÿ)	25
Total Options Purchased					2.491% due 06/13/19 (§)(ž)		816		814
					2.399% due 06/27/19 (ž)		4,000		3,985
(cost $6,528)				3,072	2.410% due 07/11/19 (§)(ž)		183		182
					2.410% due 07/18/19 (§)(ž)		1,015		1,010
Warrants & Rights - 0.0%					2.403% due 07/25/19 (§)(ž)		552		549
Warrants and Rights - 0.0%
Harvey Gulf International Marine					2.416% due 08/01/19 (§)(ž)		842		837
LLC(Æ)					Total Short-Term Investments
2043 Warrants		4,846		165	(cost $228,080)				227,696

See accompanying notes which are an integral part of the financial statements.

346 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Investments 100.6%
(identified cost $654,380)	649,359

Other Assets and Liabilities,
Net - (0.6%)	(3,871)

Net Assets - 100.0%	645,488

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 347

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
12.5%
1011778 BC ULC / New Red Finance, Inc.	09/26/16	3,150,000	101.23	3,189	3,161
Acrisure LLC / Acrisure Finance, Inc.	04/17/19	500,000	103.48	517	523
AIMCO	12/12/17	500,000	100.00	500	484
Alliance Data Systems Corp.	10/24/16	1,000,000	101.33	1,013	1,021
Alliance Data Systems Corp.	10/15/18	450,000	100.72	453	457
AMN Healthcare Services, Inc.	04/04/19	175,000	99.51	174	176
Amsted Industries, Inc.	03/15/17	1,188,000	100.33	1,192	1,195
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	11/13/17	2,350,000	100.52	2,362	2,359
ASP AMC Merger Sub, Inc.	04/13/18	171,000	92.76	159	109
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.23	135	76
Bellemeade Re, Ltd.	07/10/18	410,000	101.51	416	415
Cable One, Inc.	01/30/17	1,950,000	102.86	2,006	1,982
CCO Holdings LLC / CCO Holdings Capital Corp.	10/10/17	1,650,000	100.04	1,651	1,654
CIFC Funding, Ltd.	12/14/18	925,000	99.03	916	925
Commercial Mortgage Pass-Through Certificates	06/22/17	195,000	86.35	168	182
Commercial Mortgage Trust	03/10/17	454,000	76.18	346	361
Commercial Mortgage Trust	10/30/18	494,000	96.84	478	491
CommScope Finance LLC	02/07/19	1,775,000	100.16	1,778	1,852
CommScope, Inc.	01/26/17	2,300,000	101.55	2,336	2,300
Connecticut Avenue Securities Trust	04/09/19	170,000	100.00	170	172
Connecticut Avenue Securities Trust	04/09/19	147,000	100.00	147	151
Credit Suisse Commercial Mortgage Trust	12/13/17	8,746	100.82	9	9
CSAIL Commercial Mortgage Trust	09/22/16	398,000	83.97	334	366
CSC Holdings LLC	03/05/19	2,150,000	100.30	2,156	2,156
CSC Holdings LLC	04/01/19	2,050,000	102.27	2,096	2,096
DAE Funding LLC	07/21/17	2,000,000	100.00	2,000	2,020
Drawbridge Special Opportunities Fund LP	12/12/17	2,300,000	101.13	2,326	2,309
Fannie Mae Connecticut Avenue Securities	03/05/19	306,000	100.00	306	316
Freddie Mac Structured Agency Credit Risk Debt Notes	08/24/18	260,000	99.67	259	263
Freddie Mac Structured Agency Credit Risk Debt Notes	03/19/19	269,000	100.00	269	273
Frontier Communications Corp.	03/08/18	81,000	100.00	81	76
GFL Environmental, Inc.	02/21/18	300,000	100.00	300	292
Goldman Sachs Mortgage Securities Trust	10/01/18	819,000	87.73	718	706
Goldman Sachs Mortgage Securities Trust	11/16/18	215,000	95.95	206	218
GS Mortgage Securities Corp. II	01/25/17	508,000	78.53	399	441
GTT Communications, Inc.	09/25/18	451,000	97.31	439	425
Guggenheim CLO LLC	10/05/18	757,000	99.03	750	725
Holly Energy Partners LP / Holly Energy Finance Corp.	04/23/19	225,000	103.99	234	235
IHS Markit, Ltd.	02/12/18	1,400,000	103.23	1,445	1,467
IMS Health, Inc.	12/21/17	2,000,000	102.44	2,049	2,033
Inmarsat Finance PLC	08/23/17	775,000	101.50	787	783
International Game Technology PLC	01/17/18	2,450,000	103.67	2,540	2,554
Iron Mountain, Inc.	09/28/16	1,730,000	101.31	1,753	1,741
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.81	454	506
JPMBB Commercial Mortgage Securities Trust	07/10/17	414,000	88.21	365	386
JPMBB Commercial Mortgage Securities Trust	09/26/18	123,000	77.18	95	98
JPMorgan Chase Commercial Mortgage Securities Trust	06/14/18	500,000	72.34	362	379
JPMorgan Chase Commercial Mortgage Securities Trust	09/22/16	500,000	96.30	482	468
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.36	904	900
JPMorgan Chase Commercial Mortgage Securities Trust	03/06/19	176,000	97.67	172	167
JPMorgan Chase Commercial Mortgage Securities Trust	04/11/19	438,000	98.04	429	430
Kinetic Concepts, Inc. / KCI USA, Inc.	01/24/17	1,225,000	103.42	1,267	1,251
Ladder Capital Finance Holdings LLLP	03/02/17	1,500,000	100.21	1,503	1,538
LCM Ltd Partnership	04/12/18	750,000	100.00	750	712
Legacy Mortgage Asset Trust	03/28/19	190,000	97.33	185	185
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	692
Magnetite XV CLO, Ltd.	01/08/19	275,000	91.17	251	255
Marble Point CLO XII, Ltd.	04/10/18	700,000	100.00	700	645
Moog, Inc.	01/08/18	717,000	102.93	738	728
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17	513,382	84.46	434	456
Morgan Stanley Bank of America Merrill Lynch Trust	04/05/18	276,000	85.45	236	247
Morgan Stanley Bank of America Merrill Lynch Trust	05/02/18	614,000	79.42	488	516
Morgan Stanley Bank of America Merrill Lynch Trust	10/26/18	233,000	80.85	188	198

See accompanying notes which are an integral part of the financial statements.

348 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Morgan Stanley Bank of America Merrill Lynch Trust	01/31/19	272,000	49.67	135	146
Morgan Stanley Capital I Trust	08/21/17	384,000	87.60	336	338
Morgan Stanley Capital I Trust	05/08/18	145,000	85.46	124	135
Mountain View CLO XIV, Ltd.	03/19/19	250,000	97.52	244	244
Multi-Color Corp.	09/20/17	316,000	98.73	312	328
Nationstar HECM Loan Trust	07/25/18	320,000	97.21	311	310
Nielsen Finance LLC / Nielsen Finance Co.	02/09/17	1,600,000	101.11	1,618	1,592
Oaktown Re, Ltd.	07/10/18	150,000	103.43	155	154
Oaktown Re, Ltd.	07/19/18	340,000	100.00	340	341
Open Text Corp.	01/17/18	2,250,000	102.82	2,313	2,306
Rackspace Hosting, Inc.	11/17/17	533,000	98.46	525	497
Radio One, Inc.	01/30/17	275,000	101.68	280	270
RegionalCare Hospital Partners Holdings, Inc.	01/02/18	600,000	105.67	634	638
Reliance Intermediate Holdings, LP	01/08/18	475,000	104.45	496	490
Sealed Air Corp.	03/09/18	600,000	102.68	616	624
Sirius XM Radio, Inc.	06/26/17	3,175,000	99.56	3,161	3,170
Sirius XM Radio, Inc.	03/04/19	275,000	103.65	285	284
Six Flags Entertainment Corp.	03/22/19	675,000	99.19	670	675
Sound Point CLO III-R, Ltd,	01/09/19	300,000	95.85	288	287
Sound Point CLO XIX, Ltd.	03/27/18	1,400,000	99.06	1,386	1,304
Standard Industries, Inc.	01/17/18	1,425,000	103.65	1,477	1,446
Station Place Securitization Trust	05/07/18	532,000	100.00	532	525
Station Place Securitization Trust	07/24/18	317,000	100.00	317	314
Station Place Securitization Trust	12/17/18	802,000	100.00	802	803
Station Place Securitization Trust	04/23/19	730,000	100.00	730	730
Steele Creek CLO, Ltd.	11/07/17	250,000	100.00	250	236
Steele Creek CLO, Ltd.	03/28/18	1,125,000	100.00	1,125	1,044
Symphony CLO, Ltd.	12/19/18	250,000	93.10	233	241
TEGNA, Inc.	09/29/16	1,400,000	100.94	1,413	1,409
TerraForm Power Operating LLC	11/28/17	65,000	100.00	65	64
Titan Acquisition, Ltd.	10/12/18	161,000	86.93	140	148
Trinitas CLO X, Ltd.	03/15/19	700,000	95.03	665	676
UBS Commercial Mortgage Trust	08/01/18	291,000	87.14	254	264
UBS-Barclays Commercial Mortgage Trust	09/23/16	155,000	94.41	146	122
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	70.19	155	166
US Foods, Inc.	01/22/19	375,000	101.81	382	383
Virgin Media Finance PLC	04/18/19	200,000	104.11	208	207
Wells Fargo Commercial Mortgage Trust	10/03/16	492,000	88.34	435	431
Wells Fargo Commercial Mortgage Trust	02/14/17	381,000	82.78	315	295
Wells Fargo Commercial Mortgage Trust	10/03/18	203,000	94.08	191	196
WEX, Inc.	10/27/17	2,000,000	101.82	2,036	2,008
WFRBS Commercial Mortgage Trust	12/15/16	795,000	89.57	712	704
WFRBS Commercial Mortgage Trust	03/10/17	998,000	81.25	811	779
WFRBS Commercial Mortgage Trust	05/05/17	140,000	97.51	137	134
WFRBS Commercial Mortgage Trust	05/23/17	550,000	83.31	458	477
WFRBS Commercial Mortgage Trust	10/16/18	399,000	84.65	338	353
ZAIS CLO 11, Ltd.	11/16/18	250,000	97.06	243	244
					80,839
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 349

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Acrisure LLC Term Loan B	USD 3 Month LIBOR	3.750
Advanced Disposal Services, Inc. Term Loan B3	USD 1 Week LIBOR	2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 6 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 6 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Ladder (Luxembourg) Subco Sarl Term Loan	USD 3 Month LIBOR	4.500
AI Mistral (Luxembourg) Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Bellemeade Re, Ltd.	USD 1 Month LIBOR	4.250
Belron SA Term Loan B	USD 3 Month LIBOR	2.250

See accompanying notes which are an integral part of the financial statements.

350 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.500
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Connecticut Avenue Securities Trust	USD 1 Month LIBOR	2.150
Connecticut Avenue Securities Trust	USD 1 Month LIBOR	4.100
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cortes NP Acquisition Corp Term Loan B	USD 3 Month LIBOR	4.000
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) SARL Term Loan B	USD 1 Month LIBOR	2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 351

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Ellie Mae, Inc.	USD 1 Month LIBOR	4.000
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	7.500
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.400
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	7.200

See accompanying notes which are an integral part of the financial statements.

352 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.550
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.200
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.450
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Getty Images, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.690
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 353

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.750
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.050
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Global Payments, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Gray Television, Inc. 1st Lien Term Loan C	USD 1 Month LIBOR	2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 1 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco LLC Term Loan B	USD 3 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Hexion Inc. Term Loan	USD 3 Month LIBOR	3.000
HGIM Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HUB International, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950

See accompanying notes which are an integral part of the financial statements.

354 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Messer Industries USA, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MGM Growth Properties LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
Mountain View CLO XIV, Ltd.	USD 3 Month LIBOR	6.710
Multi-Color Corp. Term Loan B	USD 1 Month LIBOR	2.000
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Numericable US LLC 1st Lien Term Loan B11	USD 1 Month LIBOR	2.750
Oaktown Re, Ltd.	USD 1 Month LIBOR	4.000
Oaktown Re, Ltd.	USD 1 Month LIBOR	2.850
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Pearl Intermediate Parent LLC 1st Lien Delayed-Draw Term Loan	USD 1 Month LIBOR	2.750
Pearl Intermediate Parent LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Platform Specialty Products Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Polar US Borrower LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 355

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Procera Networks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	9.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rocket Software, Inc. Term Loan	USD 1 Month LIBOR	4.250
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seadrill Operating, LP	USD 3 Month LIBOR	6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Serta Simmons Bedding LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 6 Month LIBOR	5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	6.000
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.250
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan B	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200

See accompanying notes which are an integral part of the financial statements.

356 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.210
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
Telenet Financing USD LLC 1st Lien Term Loan AN	USD 1 Month LIBOR	2.250
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm, Inc. 1st Lien Term Loan G	USD 1 Month LIBOR	2.500
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	5.000
Trinitas CLO X, Ltd.	USD 3 Month LIBOR	6.900
TruGreen Limited Partnership Term Loan	USD 1 Month LIBOR	3.750
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan	USD 1 Month LIBOR	4.250
Unitymedia Hessen GMBH & C0 KG 1st Lien Term Loan E	USD 1 Month LIBOR	2.000
Univar USA, Inc Term Loan B3	USD 1 Month LIBOR	2.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	4.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
Vertafore, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 357

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities					Referenced Rate			Spread %
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)
								Value and
								Unrealized
								Appreciation
				Number of	Notional	Expiration	(Depreciation)
				Contracts	Amount	Date		$
Long Positions
Australia 10 Year Government Bond Futures				163	AUD	22,540	06/19	292
Canada 10 Year Government Bond Futures				315	CAD	43,527	06/19	206
United States 10 Year Treasury Note Futures				503	USD	62,206	06/19	637
Short Positions
Euro-Bund Futures				239	EUR	39,509	06/19	(590)
Japan 10 Year Government Bond Futures				37	JPY	5,651,009	06/19	(5)
S&P 500 E-Mini Index Futures				53	USD	7,814	06/19	(130)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								410

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/USD)	Credit Agricole	Call	1	1.16	EUR	13,500	06/26/19	(25)
Cross Currency Options (EUR/USD)	Societe Generale	Call	1	1.15	EUR	10,800	08/08/19	(76)
Cross Currency Options (ILS/USD)	BNP Paribas	Put	1	3.45	USD	5,400	08/30/19	(13)
Cross Currency Options (ILS/USD)	BNP Paribas	Put	1	3.45	USD	3,500	09/12/19	(10)
Cross Currency Options (ILS/USD)	BNP Paribas	Put	1	3.45	USD	4,600	09/23/19	(14)
Cross Currency Options (USD/EUR)	Credit Agricole	Put	1	1.12	EUR	13,500	06/26/19	(77)
Cross Currency Options (USD/EUR)	Societe Generale	Put	1	1.11	EUR	10,800	08/08/19	(49)
EURO STOXX 50 Index	Morgan Stanley	Put	1,620	2,800.00	EUR	45,360	12/18/20	(1,861)
Euro-Bund Futures	Morgan Stanley	Put	68	165.00	EUR	53	05/24/19	(53)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.63	USD	34,000	05/06/19	(269)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.07	USD	9,000	05/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.19	USD	9,000	05/06/19	(1)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.57	USD	9,000	05/06/19	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.69	USD	9,000	05/06/19	(5)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.98	USD	24,000	05/06/19	(41)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.52	USD	9,000	06/06/19	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.71	USD	9,000	06/06/19	(4)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.02	USD	9,000	06/06/19	(7)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.21	USD	9,000	06/06/19	(10)
S&P 500 Index	Morgan Stanley	Put	135	2,600.00	USD	35,100	06/21/19	(80)
S&P 500 Index	Morgan Stanley	Put	135	2,600.00	USD	35,100	07/19/19	(153)
S&P 500 Index	Morgan Stanley	Put	135	2,675.00	USD	36,113	07/31/19	(257)
Swaption

See accompanying notes which are an integral part of the financial statements.

358 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.316%/USD 3 Month
LIBOR, USD 14,658, 05/30/24	Citigroup	Call	1		0.00		14,658	05/28/19	(40)
Citigroup, USD 2.550%/USD 3 Month
LIBOR, USD 15,108, 05/28/29	Citigroup	Call	1		0.00		15,108	05/23/19	(117)
Goldman Sachs, USD 2.298%/USD
3 Month LIBOR, USD 14,658,
05/07/24	Goldman Sachs	Call	1		0.00		14,658	05/02/19	(8)
Citigroup, USD 3 Month LIBOR/USD
2.316%, USD 14,658, 05/30/24	Citigroup	Put	1		0.00		14,658	05/28/19	(41)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.298%, USD 14,658,
05/07/24	Goldman Sachs	Put	1		0.00		14,658	05/02/19	(23)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	1,620		113.50	USD	183,870	05/24/19	(25)
Total Liability for Options Written (premiums received $6,056)									(3,265)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Citigroup			USD	4,201	AUD	5,855	05/23/19		(71)
Citigroup			NOK	89,073	USD	10,507	05/23/19		174
Credit Agricole			CHF	2,600	USD	2,601	05/15/19		47
Credit Agricole			EUR	3,200	USD	3,607	05/15/19		14
Credit Agricole			EUR	3,500	USD	3,946	05/15/19		16
Credit Agricole			NZD	50	EUR	30	05/15/19		1
Credit Agricole			ZAR	75	EUR	5	05/15/19		—
Goldman Sachs			EUR	23	MXN	500	05/15/19		1
Goldman Sachs			EUR	44,064	USD	50,000	05/15/19		527
Goldman Sachs			GBP	350	EUR	406	05/15/19		(1)
Goldman Sachs			JPY	73,000	EUR	580	05/15/19		(11)
Goldman Sachs			JPY	145,000	EUR	1,156	05/15/19		(11)
Goldman Sachs			JPY	200,000	EUR	1,594	07/08/19		(13)
Goldman Sachs		MXN		500	EUR	23	05/15/19		—
Morgan Stanley			USD	5,200	EUR	4,598	05/15/19		(38)
Royal Bank of Canada			USD	4,200	NZD	6,207	05/23/19		(53)
Royal Bank of Canada			JPY	582,481	USD	5,217	05/23/19		(21)
Societe Generale			AUD	150	USD	106	05/15/19		1
Societe Generale			EUR	1,196	CHF	1,350	05/15/19		(33)
Societe Generale			EUR	2,218	USD	2,500	05/15/19		9
Societe Generale			EUR	2,998	USD	3,438	05/31/19		69
Societe Generale			JPY	200,000	EUR	1,605	05/20/19		10
Societe Generale			NOK	100	USD	12	05/15/19		—
Societe Generale			SEK	100	USD	11	05/15/19		—
State Street			USD	12,537	GBP	9,583	05/23/19		(26)
State Street			CHF	14,669	USD	14,622	05/23/19		197
State Street			EUR	600	USD	679	07/02/19		3
Westpac			USD	10,489	SEK	96,848	05/23/19		(274)
Westpac			EUR	2,781	USD	3,151	05/23/19		26
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									543

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 359

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
			Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Credit Suisse		USD	8,428	1 Month LIBOR(1)	05/11/63	—	(17)	(17)
Markit IOS Index	Goldman Sachs		USD	9,402	1 Month LIBOR(1)	09/30/19	—	20	20
Markit IOS Index	Goldman Sachs		USD	2,680	1 Month LIBOR(1)	09/17/58	—	6	6
Markit IOS Index	Goldman Sachs		USD	964	1 Month LIBOR(1)	05/11/63	—	2	2
Markit IOS Index	JPMorgan Chase		USD	1,938	1 Month LIBOR(1)	01/08/21	—	(4)	(4)
Markit IOS Index	JPMorgan Chase		USD	2,680	1 Month LIBOR(1)	05/11/63	—	(7)	(7)
Total Open Total Return Swap Contracts (å)							—	—	—

Interest Rate Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays	Date	$	$	$
Barclays	USD	2,315	Three Month LIBOR(2)		2.684%(3)	01/08/21	—	8	8
Barclays	EUR	4,810	2.554%(3)		Three Month LIBOR(2)	12/20/23	—	28	28
Barclays	USD	9,635	2.323%(3)		Three Month LIBOR(2)	06/20/24	—	1	1
Barclays	USD	3,228	Three Month LIBOR(2)		2.535%(3)	10/25/28	—	—	—
Barclays	USD	4,053	Three Month LIBOR(2)		2.510%(3)	10/25/28	—	(7)	(7)
Barclays	USD	76,850	Three Month LIBOR(2)		2.500%(3)	12/03/28	(979)	314	(665)
Barclays	USD	150,967	Three Month LIBOR(2)		2.550%(3)	12/03/28	(790)	193	(597)
Barclays	USD	1,058	Three Month LIBOR(2)		2.550%(3)	12/18/28	—	(6)	(6)
Barclays	USD	8,281	2.800%(3)		Three Month LIBOR(2)	01/09/29	419	(244)	175
Barclays	EUR	4,051	2.534%(3)		Three Month LIBOR(2)	01/30/29	—	16	16
Barclays	USD	3,355	Three Month LIBOR(2)		2.589%(3)	04/23/29	—	(30)	(30)
Barclays	USD	2,314	Three Month LIBOR(2)		2.519%(3)	04/29/29	—	(6)	(6)
Barclays	USD	4,020	Three Month LIBOR(2)		2.565%(3)	04/29/29	—	(27)	(27)
Barclays	USD	25,722	2.650%(3)		Three Month LIBOR(2)	09/17/58	619	(259)	360
Barclays	USD	2,161	2.340%(3)		Three Month LIBOR(2)	05/11/63	—	(29)	(29)
Barclays	USD	2,254	2.488%(3)		Three Month LIBOR(2)	05/11/63	—	—	—
Barclays	USD	2,699	2.486%(3)		Three Month LIBOR(2)	05/11/63	—	(1)	(1)
Barclays	USD	2,997	Three Month LIBOR(2)		2.551%(3)	05/11/63	—	(16)	(16)
Barclays	USD	3,401	Three Month LIBOR(2)		2.481%(3)	05/11/63	—	3	3
Barclays	USD	3,550	2.487%(3)		Three Month LIBOR(2)	05/11/63	—	(1)	(1)
Barclays	USD	6,761	Three Month LIBOR(2)		2.285%(3)	05/11/63	—	13	13
Barclays	USD	12,704	2.375%(3)		Three Month LIBOR(2)	05/11/63	—	(131)	(131)
Barclays	USD	15,244	2.200%(3)		Three Month LIBOR(2)	05/11/63	—	(90)	(90)
Total Open Interest Rate Swap Contracts (å)							(731)	(271)	(1,002)

See accompanying notes which are an integral part of the financial statements.

360 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Bank of America	Purchase	USD	220	(3.000%)(2)	01/17/47	18	(10)	8
CMBX NA Index	Bank of America	Sell	USD	366	5.000%(2)	05/11/63	(82)	3	(79)
CMBX NA Index	Bank of America	Sell	USD	94	3.000%(2)	12/20/23	(11)	1	(10)
CMBX NA Index	Bank of America	Sell	USD	2,450	3.000%(2)	05/11/63	(273)	7	(266)
CMBX NA Index	Bank of America	Sell	USD	291	3.000%(2)	05/11/63	(34)	2	(32)
CMBX NA Index	Bank of America	Purchase	USD	499	(5.000%)(2)	05/11/63	78	(18)	60
CMBX NA Index	Bank of America	Sell	USD	129	3.000%(2)	05/11/63	(15)	1	(14)
CMBX NA Index	Barclays	Sell	USD	700	3.000%(2)	05/11/63	(33)	(43)	(76)
CMBX NA Index	Citigroup	Sell	USD	118	3.000%(2)	05/11/63	(13)	—	(13)
CMBX NA Index	Citigroup	Purchase	USD	464	(5.000%)(2)	09/17/58	60	(10)	50
CMBX NA Index	Citigroup	Purchase	USD	7	(2.000%)(2)	12/19/23	—	—	—
CMBX NA Index	Citigroup	Purchase	USD	310	(5.000%)(2)	05/11/63	34	(4)	30
CMBX NA Index	Citigroup	Sell	USD	86	3.000%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	Citigroup	Sell	USD	13	3.000%(2)	05/11/63	(2)	1	(1)
CMBX NA Index	Citigroup	Sell	USD	34	3.000%(2)	12/20/23	(3)	(1)	(4)
CMBX NA Index	Citigroup	Sell	USD	58	3.000%(2)	09/17/23	(8)	2	(6)
CMBX NA Index	Citigroup	Purchase	USD	78	(5.000%)(2)	06/20/24	12	(3)	9
CMBX NA Index	Citigroup	Sell	USD	100	3.000%(2)	12/20/23	(11)	—	(11)
CMBX NA Index	Citigroup	Sell	USD	101	3.000%(2)	12/20/23	(11)	—	(11)
CMBX NA Index	Citigroup	Purchase	USD	155	(5.000%)(2)	05/11/63	16	(1)	15
CMBX NA Index	Citigroup	Sell	USD	83	3.000%(2)	06/20/20	(9)	—	(9)
CMBX NA Index	Citigroup	Sell	USD	67	3.000%(2)	02/13/24	(7)	—	(7)
CMBX NA Index	Citigroup	Purchase	USD	309	(5.000%)(2)	05/11/63	42	(5)	37
CMBX NA Index	Citigroup	Purchase	USD	309	(5.000%)(2)	05/11/63	40	(3)	37
CMBX NA Index	Citigroup	Sell	USD	151	3.000%(2)	12/20/23	(17)	1	(16)
CMBX NA Index	Citigroup	Sell	USD	334	5.000%(2)	05/11/63	(43)	3	(40)
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	11/17/59	51	(11)	40
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	05/11/63	51	(11)	40
CMBX NA Index	Citigroup	Sell	USD	200	3.000%(2)	05/11/63	(23)	1	(22)
CMBX NA Index	Citigroup	Sell	USD	174	3.000%(2)	05/11/63	(19)	—	(19)
CMBX NA Index	Citigroup	Purchase	USD	464	(5.000%)(2)	05/11/63	65	(9)	56
CMBX NA Index	Citigroup	Purchase	USD	166	(5.000%)(2)	02/08/24	26	(6)	20
CMBX NA Index	Citigroup	Sell	USD	245	3.000%(2)	05/11/63	(27)	—	(27)
CMBX NA Index	Citigroup	Sell	USD	464	5.000%(2)	05/11/63	(56)	1	(55)
CMBX NA Index	Citigroup	Sell	USD	160	5.000%(2)	05/11/63	(22)	3	(19)
CMBX NA Index	Citigroup	Purchase	USD	334	(5.000%)(2)	05/11/63	51	(11)	40
CMBX NA Index	Credit Suisse	Purchase	USD	1,029	(3.000%)(2)	02/15/44	79	(42)	37
CMBX NA Index	Credit Suisse	Purchase	USD	160	(5.000%)(2)	06/20/24	24	(5)	19
CMBX NA Index	Credit Suisse	Sell	USD	19	3.000%(2)	12/31/18	(3)	1	(2)
CMBX NA Index	Credit Suisse	Purchase	USD	169	(5.000%)(2)	12/20/23	26	(6)	20

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 361

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000%(2)	05/11/63	(165)	(30)	(195)
CMBX NA Index	Credit Suisse	Sell	USD	36	3.000%(2)	12/20/23	(4)	—	(4)
CMBX NA Index	Credit Suisse	Purchase	USD	311	(5.000%)(2)	05/11/63	50	(13)	37
CMBX NA Index	Credit Suisse	Purchase	USD	169	(5.000%)(2)	12/20/23	21	(5)	16
CMBX NA Index	Credit Suisse	Purchase	USD	320	(5.000%)(2)	05/11/63	38	(7)	31
CMBX NA Index	Credit Suisse	Purchase	USD	321	(5.000%)(2)	05/11/63	43	(12)	31
CMBX NA Index	Credit Suisse	Sell	USD	253	5.000%(2)	05/11/63	(34)	4	(30)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000%(2)	05/11/63	(10)	3	(7)
CMBX NA Index	Credit Suisse	Sell	USD	74	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000%(2)	01/17/47	(19)	4	(15)
CMBX NA Index	Credit Suisse	Sell	USD	863	3.000%(2)	05/11/63	(93)	(1)	(94)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000%(2)	05/11/63	(32)	8	(24)
CMBX NA Index	Credit Suisse	Sell	USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Credit Suisse	Sell	USD	319	3.000%(2)	05/11/63	(36)	1	(35)
CMBX NA Index	Credit Suisse	Sell	USD	109	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	01/17/47	(13)	—	(13)
CMBX NA Index	Credit Suisse	Sell	USD	86	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Credit Suisse	Sell	USD	70	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(16)	3	(13)
CMBX NA Index	Credit Suisse	Sell	USD	257	3.000%(2)	05/11/63	(31)	3	(28)
CMBX NA Index	Credit Suisse	Sell	USD	154	3.000%(2)	06/20/26	(17)	—	(17)
CMBX NA Index	Credit Suisse	Sell	USD	160	3.000%(2)	05/11/63	(18)	1	(17)
CMBX NA Index	Credit Suisse	Sell	USD	196	3.000%(2)	05/11/63	(21)	—	(21)
CMBX NA Index	Credit Suisse	Sell	USD	205	3.000%(2)	05/11/63	(23)	1	(22)
CMBX NA Index	Goldman Sachs	Sell	USD	9,000	3.000%(2)	06/20/22	(1,448)	472	(976)
CMBX NA Index	Goldman Sachs	Sell	USD	3,159	3.000%(2)	05/11/63	(259)	(84)	(343)
CMBX NA Index	Goldman Sachs	Purchase	USD	37	(5.000%)(2)	04/26/23	6	(2)	4
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000%(2)	05/11/63	(44)	(10)	(54)
CMBX NA Index	Goldman Sachs	Purchase	USD	40	(5.000%)(2)	10/03/28	6	(1)	5
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(32)	—	(32)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(20)	(12)	(32)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000%(2)	05/11/63	(21)	(7)	(28)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000%(2)	12/20/23	(16)	—	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000%(2)	01/17/47	(11)	(5)	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000%(2)	06/19/25	(9)	—	(9)
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000%(2)	04/15/24	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000%(2)	05/11/63	(13)	4	(9)
CMBX NA Index	Goldman Sachs	Sell	USD	23	3.000%(2)	12/31/19	(2)	1	(1)
CMBX NA Index	Goldman Sachs	Sell	USD	30	3.000%(2)	06/21/19	(2)	(1)	(3)
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000%)(2)	10/03/28	8	(2)	6

See accompanying notes which are an integral part of the financial statements.

362 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Goldman Sachs	Purchase	USD	430	(5.000%)(2)	05/11/63	68	(17)	51
CMBX NA Index	Goldman Sachs	Sell	USD	3,935	3.000%(2)	05/11/63	(277)	137	(140)
CMBX NA Index	Goldman Sachs	Purchase	USD	74	(5.000%)(2)	06/20/23	12	(3)	9
CMBX NA Index	Goldman Sachs	Sell	USD	145	3.000%(2)	01/17/47	(16)	—	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	74	3.000%(2)	04/16/24	(9)	1	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000%(2)	01/04/21	(6)	(1)	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	58	3.000%(2)	05/11/63	(9)	3	(6)
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000%(2)	05/11/63	(31)	(10)	(41)
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000%(2)	06/20/24	(1,710)	279	(1,431)
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000%(2)	05/11/63	(49)	16	(33)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000%)(2)	05/11/63	42	(13)	29
CMBX NA Index	Goldman Sachs	Sell	USD	146	3.000%(2)	09/17/58	(15)	(1)	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000%(2)	05/11/63	(438)	58	(380)
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000%(2)	05/31/22	—	—	—
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000%(2)	03/21/24	(8)	6	(2)
CMBX NA Index	Goldman Sachs	Sell	USD	76	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	63	3.000%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000%(2)	07/24/28	(10)	2	(8)
CMBX NA Index	JPMorgan Chase	Sell	USD	21,267	3.000%(2)	05/05/25	(2,815)	509	(2,306)
CMBX NA Index	JPMorgan Chase	Purchase	USD	71	(5.000%)(2)	04/05/21	10	(1)	9
CMBX NA Index	JPMorgan Chase	Purchase	USD	53	(5.000%)(2)	10/10/28	8	(2)	6
CMBX NA Index	JPMorgan Chase	Purchase	USD	44	(3.000%)(2)	05/15/44	2	—	2
CMBX NA Index	JPMorgan Chase	Purchase	USD	921	(3.000%)(2)	11/17/59	35	(2)	33
CMBX NA Index	JPMorgan Chase	Purchase	USD	1,873	(5.000%)(2)	06/30/19	228	6	234
CMBX NA Index	JPMorgan Chase	Purchase	USD	106	(5.000%)(2)	08/15/44	17	(4)	13
CMBX NA Index	JPMorgan Chase	Purchase	USD	11	(5.000%)(2)	03/20/24	2	(1)	1
CMBX NA Index	JPMorgan Chase	Sell	USD	201	5.000%(2)	05/11/63	(42)	(1)	(43)
CMBX NA Index	JPMorgan Chase	Sell	USD	183	5.000%(2)	05/11/63	(44)	4	(40)
CMBX NA Index	JPMorgan Chase	Purchase	USD	173	(5.000%)(2)	05/11/63	25	(4)	21
CMBX NA Index	Merrill Lynch	Purchase	USD	155	(5.000%)(2)	12/20/23	16	(1)	15
CMBX NA Index	Merrill Lynch	Purchase	USD	159	(5.000%)(2)	12/20/23	24	(5)	19
CMBX NA Index	Merrill Lynch	Purchase	USD	167	(5.000%)(2)	12/20/23	26	(6)	20
CMBX NA Index	Merrill Lynch	Purchase	USD	180	(5.000%)(2)	05/11/63	26	(4)	22
CMBX NA Index	Merrill Lynch	Purchase	USD	155	(5.000%)(2)	09/17/58	21	(2)	19
CMBX NA Index	Merrill Lynch	Purchase	USD	170	(5.000%)(2)	05/11/63	25	(5)	20
CMBX NA Index	Merrill Lynch	Purchase	USD	155	(5.000%)(2)	09/17/58	19	(4)	15
CMBX NA Index	Merrill Lynch	Sell	USD	21	3.000%(2)	05/11/63	(3)	1	(2)
CMBX NA Index	Merrill Lynch	Purchase	USD	216	(5.000%)(2)	05/11/63	38	(12)	26
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	10/10/28	8	(2)	6
CMBX NA Index	Morgan Stanley	Purchase	USD	188	(3.000%)(2)	12/31/20	12	(5)	7

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 363

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Morgan Stanley	Purchase	USD	579	(5.000%)(2)	05/11/63	114	(45)	69
CMBX NA Index	Morgan Stanley	Sell	USD	127	3.000%(2)	06/20/24	(17)	3	(14)
CMBX NA Index	Morgan Stanley	Sell	USD	122	3.000%(2)	09/17/58	(14)	1	(13)
CMBX NA Index	Morgan Stanley	Purchase	USD	115	(5.000%)(2)	05/11/63	16	(2)	14
CMBX NA Index	Morgan Stanley	Sell	USD	94	3.000%(2)	12/20/23	(11)	1	(10)
CMBX NA Index	Morgan Stanley	Purchase	USD	1,162	(5.000%)(2)	09/17/58	193	(54)	139
CMBX NA Index	Morgan Stanley	Sell	USD	148	3.000%(2)	01/17/47	(17)	1	(16)
CMBX NA Index	Morgan Stanley	Purchase	USD	116	(5.000%)(2)	09/17/58	15	(1)	14
CMBX NA Index	Morgan Stanley	Purchase	USD	127	(5.000%)(2)	09/17/58	18	(3)	15
CMBX NA Index	Morgan Stanley	Purchase	USD	77	(5.000%)(2)	12/20/23	12	(3)	9
CMBX NA Index	Morgan Stanley	Purchase	USD	105	(5.000%)(2)	12/20/23	16	(3)	13
CMBX NA Index	Morgan Stanley	Sell	USD	11	3.000%(2)	12/31/20	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	14	3.000%(2)	05/11/63	(1)	(1)	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	15	3.000%(2)	02/14/20	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	24	3.000%(2)	12/31/20	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Sell	USD	360	5.000%(2)	05/11/63	(85)	7	(78)
CMBX NA Index	Morgan Stanley	Sell	USD	358	5.000%(2)	05/11/63	(87)	10	(77)
CMBX NA Index	Morgan Stanley	Sell	USD	179	5.000%(2)	05/11/63	(43)	4	(39)
CMBX NA Index	Morgan Stanley	Sell	USD	36	3.000%(2)	12/31/18	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell	USD	7	2.000%(2)	12/31/20	—	—	—
CMBX NA Index	Morgan Stanley	Sell	USD	81	3.000%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	Morgan Stanley	Sell	USD	150	3.000%(2)	05/11/63	(22)	6	(16)
CMBX NA Index	Morgan Stanley	Purchase	USD	155	(5.000%)(2)	06/20/24	16	(1)	15
CMBX NA Index	Morgan Stanley	Sell	USD	363	3.000%(2)	05/11/63	(43)	4	(39)
CMBX NA Index	Morgan Stanley	Sell	USD	1,960	3.000%(2)	05/11/63	(288)	75	(213)
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	10/03/23	8	(2)	6
CMBX NA Index	Morgan Stanley	Sell	USD	157	3.000%(2)	06/20/22	(22)	5	(17)
CMBX NA Index	Morgan Stanley	Sell	USD	111	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Morgan Stanley	Purchase	USD	90	(5.000%)(2)	06/20/24	14	(3)	11
CMBX NA Index	Morgan Stanley	Sell	USD	10	3.000%(2)	01/17/47	(2)	1	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	84	3.000%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	Morgan Stanley	Purchase	USD	360	(5.000%)(2)	05/11/63	68	(25)	43
CMBX NA Index	Morgan Stanley	Purchase	USD	358	(5.000%)(2)	05/11/63	70	(27)	43
CMBX NA Index	Morgan Stanley	Sell	USD	113	3.000%(2)	09/17/58	(13)	1	(12)
CMBX NA Index	Morgan Stanley	Purchase	USD	112	(5.000%)(2)	05/11/63	15	(2)	13
CMBX NA Index	Morgan Stanley	Sell	USD	64	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Sell	USD	57	3.000%(2)	07/24/28	(7)	1	(6)
CMBX NA Index	Morgan Stanley	Sell	USD	116	3.000%(2)	01/17/47	(14)	1	(13)
CMBX NA Index	Morgan Stanley	Sell	USD	3	3.000%(2)	06/20/24	—	—	—
CMBX NA Index	Morgan Stanley	Sell	USD	28	3.000%(2)	12/20/23	(3)	—	(3)

See accompanying notes which are an integral part of the financial statements.

364 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)		Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$		$
CMBX NA Index	Morgan Stanley	Sell	USD	26	3.000%(2)	01/17/47	(3)		—	(3)
CMBX NA Index	Morgan Stanley	Sell	USD	16	3.000%(2)	02/14/20	(2)		—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	61	3.000%(2)	09/17/58	(7)		—	(7)
CMBX NA Index	Morgan Stanley	Sell	USD	8	3.000%(2)	06/20/24	(1)		—	(1)
Total Open Credit Indices Contracts (å)							(7,342)		1,002	(6,340)

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total		% of Net Assets
Long-Term Investments
Asset-Backed Securities		$—	$2,555		$310	$—		$2,865		0.4
Corporate Bonds and Notes		—	131,047		—	—		131,047		20.3
International Debt		—	36,604		—	—		36,604		5.7
Loan Agreements		—	123,837		—	—		123,837		19.2
Mortgage-Backed Securities		—	120,853		2,493	—		123,346		19.1
Non-US Bonds		—	690		—	—		690		0.1
Common Stocks		—	37		—	—		37		—*
Options Purchased		2,518	554		—	—		3,072		0.5
Warrants & Rights		—	165		—	—		165		—*
Short-Term Investments		—	77,181		1,645	148,870		227,696		35.3
Total Investments		2,518	493,523		4,448	148,870		649,359		100.6
Other Assets and Liabilities, Net										(0.6)
										100.0

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 365

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	1,135	—	—	—	1,135	0.2
Foreign Currency Exchange Contracts	—	1,095	—	—	1,095	0.2
Total Return Swap Contracts	—	28	—	—	28	—*
Interest Rate Swap Contracts	—	604	—	—	604	0.1
Credit Default Swap Contracts	—	1,629	—	—	1,629	0.3

Liabilities
Futures Contracts	(725)	—	—	—	(725)	(0.1)
Options Written	(2,773)	(492)	—	—	(3,265)	(0.5)
Foreign Currency Exchange Contracts	—	(552)	—	—	(552)	(0.1)
Total Return Swap Contracts	—	(28)	—	—	(28)	(—)*
Interest Rate Swap Contracts	—	(1,606)	—	—	(1,606)	(0.2)
Credit Default Swap Contracts	—	(7,969)	—	—	(7,969)	(1.2)
Total Other Financial Instruments**	$(2,363)	$(7,291)	$—	$—	$(9,654)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,345
Bermuda	2,328
Canada	11,282
Cayman Islands	6,475
France	12,979
Germany	15,559
Ireland	3,809
Isle of Man	278
Italy	3,789
Japan	10,101
Luxembourg	2,796
Netherlands	12,627

See accompanying notes which are an integral part of the financial statements.

366 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
United Kingdom	4,933
United States	561,058
Total Investments	649,359

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 367

Russell Investment Company
Unconstrained Total Return Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

				Foreign
		Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*		$2,374	$—	$368	$330
Unrealized appreciation on foreign currency exchange contracts		—	—	1,095	—
Variation margin on futures contracts**		—	—	—	1,135
Total return swap contracts, at fair value		28	—	—	—
Interest rate swap contracts, at fair value		—	—	—	604
Credit default swap contracts, at fair value		—	1,629	—	—
Total		$2,402	$1,629	$1,463	$2,069

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**		$130	$—	$—	$595
Unrealized depreciation on foreign currency exchange contracts		—	—	552	—
Options written, at fair value		2,351	—	264	650
Total return swap contracts, at fair value		28	—	—	—
Interest rate swap contracts, at fair value		—	—	—	1,606
Credit default swap contracts, at fair value		—	7,969	—	—
Total		$2,509	$7,969	$816	$2,851
				Foreign
		Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Investments***		$1,544	$—	$(1,186)	$1,299
Futures contracts		304	—	—	(1,135)
Options written		(1,116)	—	708	1,272
Total return swap contracts		(214)	—	—	—
Interest rate swap contracts		—	—	—	(1,741)
Credit default swap contracts		—	597	—	—
Foreign currency exchange contracts		—	—	2,150	—
Total		$518	$597	$1,672	$(305)

Location: Statement of Operations	- Net change in unrealized appreciation
(depreciation)
Investments****		$(4,781)	$—	$(367)	$137
Futures contracts		77	—	—	2,567
Options written		3,653	—	264	352
Total return swap contracts		(1)	—	—	—
Interest rate swap contracts		—	—	—	(299)
Credit default swap contracts		—	1,951	—	—
Foreign currency exchange contracts		—	—	(933)	—
Total		$(1,052)	$1,951	$(1,036)	$2,757

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

368 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$3,072	$—	$3,072
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,095	—	1,095
Total Return Swap Contracts	Total return swap contracts, at fair value	28	—	28
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	604	—	604
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,629	—	1,629
Total Financial and Derivative Assets		6,428	—	6,428
Financial and Derivative Assets not subject to a netting agreement		(2,401)	—	(2,401)
Total Financial and Derivative Assets subject to a netting agreement		$4,027	$—	$4,027

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$68	$68	$—	$—
Barclays	604	604	—	—
BNP Paribas	36	36	—	—
Citigroup	731	540	—	191
Credit Agricole	91	91	—	—
Credit Suisse	191	191	—	—
Goldman Sachs	662	170	492	—
JPMorgan Chase	651	440	—	211
Merrill Lynch	156	—	—	156
Morgan Stanley	417	417	—	—
Societe Generale	197	158	39	—
State Street	197	26	—	171
Westpac	26	26	—	—
Total	$4,027	$2,767	$531	$729

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 369

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$552	$—	$552
Options Written Contracts	Options written, at fair value	3,265	—	3,265
Total Return Swap Contracts	Total return swap contracts, at fair value	28	—	28
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,606	—	1,606
Credit Default Swap Contracts	Credit default swap contracts, at fair value	7,969	—	7,969
Total Financial and Derivative Liabilities		13,420	—	13,420
Financial and Derivative Liabilities not subject to a netting agreement		(2,376)	—	(2,376)
Total Financial and Derivative Liabilities subject to a netting agreement		$11,044	$—	$11,044

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$400	$68	$—	$332
Barclays	1,682	604	965	113
BNP Paribas	37	36	—	1
Citigroup	540	540	—	—
Credit Agricole	102	91	—	11
Credit Suisse	594	191	—	403
Goldman Sachs	3,695	170	—	3,525
JPMorgan Chase	2,742	440	—	2,302
Merrill Lynch	2	—	—	2
Morgan Stanley	718	417	301	—
Royal Bank of Canada	74	—	—	74
Societe Generale	158	158	—	—
State Street	26	26	—	—
Westpac	274	26	—	248
Total	$11,044	$2,767	$1,266	$7,011

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

370 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$654,380
Investments, at fair value(>)	649,359
Cash	1,006
Foreign currency holdings(^)	8,408
Unrealized appreciation on foreign currency exchange contracts	1,095
Receivables:
Dividends and interest	3,818
Dividends from affiliated funds	310
Investments sold	152,487
Fund shares sold	405
From broker(a)(b)	22,564
Variation margin on futures contracts	8,781
Prepaid expenses	4
Total return swap contracts, at fair value(8)	28
Interest rate swap contracts, at fair value(•)	604
Credit default swap contracts, at fair value(+)	1,629
Total assets	850,498

Liabilities
Payables:
Due to broker (c)	820
Investments purchased	185,721
Fund shares redeemed	598
Accrued fees to affiliates	302
Other accrued expenses	118
Variation margin on futures contracts	3,989
Unfunded loan commitment	42
Unrealized depreciation on foreign currency exchange contracts	552
Options written, at fair value(x)	3,265
Total return swap contracts, at fair value(8)	28
Interest rate swap contracts, at fair value(•)	1,606
Credit default swap contracts, at fair value(+)	7,969
Total liabilities	205,010

Net Assets	$645,488

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 371

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(277)
Shares of beneficial interest	649
Additional paid-in capital	645,116
Net Assets	$645,488

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.93
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.32
Class A — Net assets	$399,089
Class A — Shares outstanding ($. 01 par value)	40,197
Net asset value per share: Class C(#)	$9.90
Class C — Net assets	$198,840
Class C — Shares outstanding ($. 01 par value)	20,087
Net asset value per share: Class M(#)	$9.93
Class M — Net assets	$38,115,411
Class M — Shares outstanding ($. 01 par value)	3,836,867
Net asset value per share: Class S(#)	$9.94
Class S — Net assets	$239,439,088
Class S — Shares outstanding ($. 01 par value)	24,093,865
Net asset value per share: Class Y(#)	$9.94
Class Y — Net assets	$367,335,495
Class Y — Shares outstanding ($. 01 par value)	36,938,259
Amounts in thousands
(^) Foreign currency holdings - cost	$8,418
(x) Premiums received on options written	$6,056
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$(731)
(+) Credit default swap contracts - premiums paid (received)	$(7,342)
(>) Investments in affiliates, U. S. Cash Management Fund	$148,873

(a) Receivable from Broker for Swaps	$965
(b) Receivable from Broker for Options	$21,599
(c) Due to Broker for Options	$820
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

372 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$1,795
Interest	8,811
Total investment income	10,606

Expenses
Advisory fees	3,228
Administrative fees	156
Custodian fees	230
Distribution fees - Class A	—**
Distribution fees - Class C	1
Transfer agent fees - Class A	1
Transfer agent fees - Class C	—**
Transfer agent fees - Class M	24
Transfer agent fees - Class S	236
Transfer agent fees - Class Y	8
Professional fees	50
Registration fees	42
Shareholder servicing fees - Class C	—**
Trustees’ fees	12
Printing fees	45
Miscellaneous	16
Expenses before reductions	4,049
Expense reductions	(1,522)
Net expenses	2,527
Net investment income (loss)	8,079

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(370)
Investments in affiliated funds	—**
Futures contracts	(831)
Options written	864
Foreign currency exchange contracts	2,150
Total return swap contracts	(214)
Interest rate swap contracts	(1,741)
Credit default swap contracts	597
Foreign currency-related transactions	(11)
Net realized gain (loss)	444
Net change in unrealized appreciation (depreciation) on:
Investments	(2,551)
Investments in affiliated funds	24
Futures contracts	2,644
Options written	4,269
Foreign currency exchange contracts	(933)
Total return swap contracts	(1)
Interest rate swap contracts	(299)
Credit default swap contracts	1,951
Foreign currency-related transactions	6

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 373

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Investment Income
Net change in unrealized appreciation (depreciation)	5,110
Net realized and unrealized gain (loss)	5,554
Net Increase (Decrease) in Net Assets from Operations	$13,633
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

374 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,079	$21,520
Net realized gain (loss)	444	3,959
Net change in unrealized appreciation (depreciation)	5,110	(7,355)
Net increase (decrease) in net assets from operations	13,633	18,124

Distributions
To shareholders
Class A	(9)	(8)
Class C	(2)	(4)
Class E(1)	—	(—)**
Class M	(484)	(634)
Class S	(5,395)	(7,139)
Class Y	(8,249)	(12,341)
Net decrease in net assets from distributions	(14,139)	(20,126)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(35,883)	21,565
Total Net Increase (Decrease) in Net Assets	(36,389)	19,563

Net Assets
Beginning of period	681,877	662,314
End of period	$645,488	$681,877

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 375

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	10	$102	32	$314
Proceeds from reinvestment of distributions	1	7	—**	4
Payments for shares redeemed	(17)	(171)	(11)	(106)
Net increase (decrease)	(6)	(62)	21	212
Class C
Proceeds from shares sold	8	79	1	8
Proceeds from reinvestment of distributions	—**	2	—**	4
Payments for shares redeemed	(3)	(34)	(15)	(153)
Net increase (decrease)	5	47	(14)	(141)
Class E(1)
Payments for shares redeemed	—	—	(10)	(102)
Net increase (decrease)	—	—	(10)	(102)
Class M
Proceeds from shares sold	1,969	19,470	929	9,244
Proceeds from reinvestment of distributions	49	484	64	634
Payments for shares redeemed	(418)	(4,122)	(702)	(6,992)
Net increase (decrease)	1,600	15,832	291	2,886
Class S
Proceeds from shares sold	2,832	27,886	7,816	77,866
Proceeds from reinvestment of distributions	549	5,380	714	7,116
Payments for shares redeemed	(5,919)	(58,383)	(6,460)	(64,409)
Net increase (decrease)	(2,538)	(25,117)	2,070	20,573
Class Y
Proceeds from shares sold	972	9,577	9,133	91,307
Proceeds from reinvestment of distributions	841	8,249	1,239	12,342
Payments for shares redeemed	(4,515)	(44,409)	(10,579)	(105,512)
Net increase (decrease)	(2,702)	(26,583)	(207)	(1,863)
Total increase (decrease)	(3,641)	$(35,883)	2,151	$21,565

** Less than 500 shares.
(1) For the period Novermber 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

376 Unconstrained Total Return Fund

(This page intentionally left blank)

Russell Investment Company
Unconstrained Total Return Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	9.93	. 10	. 09	. 19	(. 19)	—
October 31, 2018	9.96	. 26	(. 04)	. 22	(. 24)	(. 01)
October 31, 2017	10.04	. 19	(. 01)	. 18	(. 21)	(. 05)
October 31, 2016(6)	10.00	. 02	. 02	. 04	—	—

Class C
April 30, 2019*	9.91	. 07	. 08	. 15	(. 16)	—
October 31, 2018	9.94	. 20	(. 05)	. 15	(. 17)	(. 01)
October 31, 2017	10.03	. 10	. 02	. 12	(. 16)	(. 05)
October 31, 2016(6)	10.00	. 01	. 02	. 03	—	—

Class M
April 30, 2019*	9.94	. 11	. 09	. 20	(. 21)	—
October 31, 2018	9.96	. 30	(. 04)	. 26	(. 27)	(. 01)
October 31, 2017(9)	9.87	. 13	. 05	. 18	(. 09)	—

Class S
April 30, 2019*	9.94	. 12	. 09	. 21	(. 21)	—
October 31, 2018	9.97	. 29	(. 05)	. 24	(. 26)	(. 01)
October 31, 2017	10.05	. 14	. 07	. 21	(. 24)	(. 05)
October 31, 2016(6)	10.00	. 03	. 02	. 05	—(f)	—

Class Y
April 30, 2019*	9.95	. 13	. 08	. 21	(. 22)	—
October 31, 2018	9.97	. 31	(. 04)	. 27	(. 28)	(. 01)
October 31, 2017	10.04	. 21	. 02	. 23	(. 25)	(. 05)
October 31, 2016(6)	10.00	. 03	. 01	. 04	—(f)	—

See accompanying notes which are an integral part of the financial statements.

378 Unconstrained Total Return Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 19)	9.93	2.00	399	1.61	1.14	2.13	93
(. 25)	9.93	2.24	462	1.62	1.17	2.66	132
(. 26)	9.96	1.87	251	1.69	1.17	1.91	171
—	10.04	. 40	101	1.70	. 90	2.28	43

(. 16)	9.90	1.56	199	2.36	1.89	1.42	93
(. 18)	9.91	1.51	151	2.37	1.92	1.96	132
(. 21)	9.94	1.17	293	2.43	1.92	. 99	171
—	10.03	. 30	103	2.46	1.65	1.54	43

(. 21)	9.93	2.18	38,115	1.38	. 79	2.28	93
(. 28)	9.94	2.66	22,231	1.37	. 82	3.02	132
(. 09)	9.96	1.87	19,392	1.48	. 82	2.16	171

(. 21)	9.94	2.13	239,439	1.36	. 89	2.41	93
(. 27)	9.94	2.46	264,718	1.37	. 92	2.92	132
(. 29)	9.97	2.09	244,842	1.42	. 92	1.44	171
—(f)	10.05	. 50	208	1.47	. 65	2.81	43

(. 22)	9.94	2.22	367,336	1.17	. 70	2.58	93
(. 29)	9.95	2.74	394,315	1.17	. 72	3.09	132
(. 30)	9.97	2.36	397,434	1.23	. 72	2.13	171
—(f)	10.04	. 41	243,485	1.26	. 45	2.72	43

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 379

Russell Investment Company
Unconstrained Total Return Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$230,833
Administration fees	25,656
Distribution fees	208
Shareholder servicing fees	300
Transfer agent fees	43,944
Trustee fees	997
$301,938

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$156,541	$229,538	$237,230	$—	$24	$148,873	$1,795	$—
	$156,541	$229,538	$237,230	$—	$24	$148,873	$1,795	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$644,740,736
Unrealized Appreciation	$21,255,329
Unrealized Depreciation	(20,267,078)
Net Unrealized Appreciation (Depreciation)	$988,251

See accompanying notes which are an integral part of the financial statements.

380 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,057.00	$1,020.63
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.28	$4.21

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,053.30	$1,016.91
	Expenses Paid During Period*	$8.09	$7.95
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,057.40	$1,020.63
of other funds.	Expenses Paid During Period*	$4.29	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Strategic Bond Fund 381

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.70	$1,022.41
Expenses Paid During Period*	$2.45	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,059.50	$1,022.46
Expenses Paid During Period*	$2.40	$2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,059.10	$1,021.97
Expenses Paid During Period*	$2.91	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,059.70	$1,022.61
Expenses Paid During Period*	$2.25	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

382 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.3%			Greenpoint Manufactured Housing
			Contract Trust
Asset-Backed Securities - 5.0%			Series 2000-4 Class A3
Accredited Mortgage Loan Trust			4.487% due 08/21/31 (Ê)	5,475	5,348
Series 2006-2 Class A4			GSAA Trust
0.852% due 09/25/36 (Ê)	7,418	7,249
ACE Securities Corp. Mortgage Loan			Series 2006-S1 Class 2M2
Trust			5.850% due 08/25/34 (~)(Ê)(Þ)	1,762	1,720
Series 2007-D1 Class A2			Helios Issuer LLC
6.336% due 02/25/38 (~)(Ê)(Þ)	3,729	3,432	Series 2018-1A Class A
Applebee's Funding LLC / IHOP			4.870% due 07/20/48 (Þ)	991	1,024
Funding LLC			Hertz Vehicle Financing II, LP
Series 2014-1 Class A2			Series 2016-4A Class A
4.277% due 09/05/44 (Þ)	1,629	1,625	2.650% due 07/25/22 (Þ)	3,800	3,754
BCAP LLC Trust			Series 2019-1A Class A
Series 2010-RR7 Class 3A12			3.710% due 03/25/23 (Þ)	4,505	4,564
2.941% due 08/26/35 (~)(Ê)(Þ)	6,238	5,720	Home Equity Asset Trust
Series 2011-R11 Class 15A1			Series 2005-9 Class M1
3.070% due 10/26/33 (~)(Ê)(Þ)	1,006	1,023	1.002% due 04/25/36 (Ê)	2,977	2,973
Series 2011-R11 Class 20A5			Series 2006-3 Class M1
3.094% due 03/26/35 (~)(Ê)(Þ)	172	173	0.982% due 07/25/36 (Ê)	3,950	3,929
Series 2014-RR3 Class 5A2			Series 2006-4 Class 2A4
0.917% due 10/26/36 (~)(Ê)(Þ)	4,724	4,526	0.872% due 08/25/36 (Ê)	4,431	4,405
Blackbird Capital Aircraft Lease			Irwin Home Equity Loan Trust
Securitization, Ltd.			Series 2006-1 Class 2A3
Series 2016-1A Class AA			5.770% due 09/25/35 (~)(Ê)(Þ)	1,536	1,571
2.487% due 12/16/41 (~)(Ê)(Þ)	7,453	7,309
			IXIS Real Estate Capital Trust
CAL Funding III, Ltd.			Series 2006-HE1 Class A3
Series 2017-1A Class A			0.992% due 03/25/36 (Ê)	1,452	913
3.620% due 06/25/42 (Þ)	4,288	4,297
			Series 2006-HE1 Class A4
Capital Auto Receivables Asset Trust			1.192% due 03/25/36 (Ê)	3,944	2,511
Series 2015-2 Class D			Series 2006-HE2 Class A3
3.160% due 11/20/20	5,246	5,249	0.752% due 08/25/36 (Ê)	579	227
Centex Home Equity Loan Trust			Series 2006-HE2 Class A4
Series 2006-A Class AV4			0.852% due 08/25/36 (Ê)	4,787	1,913
0.842% due 06/25/36 (Ê)	1,556	1,552	Series 2007-HE1 Class A3
Conseco Finance Corp.			0.752% due 05/25/37 (Ê)	6,323	2,196
Series 1996-4 Class M1			Lehman ABS Manufactured Housing
7.750% due 06/15/27 (~)(Ê)	1,467	1,477	Contract Trust
Conseco Finance Securitizations Corp.			Series 2001-B Class M1
Series 2001-4 Class A4			6.630% due 04/15/40 (~)(Ê)	1,593	1,672
7.360% due 08/01/32 (~)(Ê)	192	194	Long Beach Mortgage Loan Trust
Countrywide Asset-Backed Certificates			Series 2004-1 Class M1
Series 2007-4 Class A4W			3.227% due 02/25/34 (Ê)	2,465	2,451
5.479% due 04/25/47	8,470	8,585	Master Asset Backed Securities Trust
Fieldstone Mortgage Investment Trust			Series 2006-HE5 Class A3
Series 2004-4 Class M3			0.752% due 11/25/36 (Ê)	2,872	1,989
2.484% due 10/25/35 (Ê)	1,316	1,321	Merrill Lynch Mortgage Investors Trust
Ford Credit Floorplan Master Owner			Series 2006-FF1 Class M4
Trust A			0.962% due 08/25/36 (Ê)	5,348	5,321
Series 2018-4 Class A			Mid-State Capital Corp. Trust
4.060% due 11/15/30	1,580	1,638	Series 2005-1 Class A
GMACM Home Equity Loan Trust			5.745% due 01/15/40	1,285	1,381
Series 2007-HE2 Class A2			Nationstar Home Equity Loan Trust
6.054% due 12/25/37 (~)(Ê)	1,308	1,295	Series 2006-B Class M1
Series 2007-HE2 Class A3			9.220% due 09/25/36 (Ê)	5,340	5,188
6.193% due 12/25/37 (~)(Ê)	335	333	Navient Student Loan Trust

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 383

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-1A Class A3			Textainer Marine Containers, Ltd.
3.660% due 07/26/66 (Ê)(Þ)	1,390	1,405	Series 2017-2A Class A
Series 2019-A Class A2A			3.520% due 06/20/42 (Þ)	4,703	4,646
3.420% due 01/15/43 (Þ)	740	750	Towd Point Mortgage Trust
Newcastle Mortgage Securities Trust			Series 2015-2 Class 1A12
Series 2006-1 Class M3			2.750% due 11/25/60 (~)(Ê)(Þ)	1,383	1,372
0.982% due 03/25/36 (Ê)	5,600	5,493	Series 2016-3 Class A1
Option One Mortgage Loan Trust			2.250% due 04/25/56 (~)(Ê)(Þ)	1,756	1,730
Series 2007-FXD1 Class 3A4			Series 2017-3 Class A1
5.860% due 01/25/37 (~)(Ê)	5,534	5,490	2.750% due 07/25/57 (~)(Ê)(Þ)	3,551	3,504
PFCA Home Equity Investment Trust			Series 2017-4 Class A1
Series 2003-IFC6 Class A			2.750% due 06/25/57 (~)(Ê)(Þ)	1,830	1,804
5.500% due 04/22/35 (~)(Ê)(Þ)	1,566	1,577	Series 2019-1 Class A1
Popular ABS Mortgage Pass-Through			3.750% due 03/25/58 (~)(Ê)(Þ)	2,147	2,184
Trust			Triton Container Finance IV LLC
Series 2006-D Class A3			Series 2017-2A Class A
0.852% due 11/25/46 (Ê)	4,800	4,727	3.620% due 08/20/42 (Þ)	3,665	3,650
RAMP Trust			Triton Container Finance VI LLC
Series 2006-RZ1 Class M4			Series 2017-1A Class A
1.162% due 03/25/36 (Ê)	5,000	4,839	3.520% due 06/20/42 (Þ)	1,652	1,644
Renaissance Home Equity Loan Trust			United States Small Business
Series 2006-1 Class AF6			Administration
5.746% due 05/25/36 (~)(Ê)	1,318	880	Series 2019-20D Class 1
Santander Drive Auto Receivables Trust			2.980% due 04/01/39	330	331
Series 2015-2 Class D			Upstart Securitization Trust
3.020% due 04/15/21	3,632	3,634	Series 2017-2 Class A
Series 2015-3 Class C			2.508% due 03/20/25 (Þ)	18	18
2.740% due 01/15/21	224	224	Voya CLO, Ltd.
SBA Small Business Investment Cos.			Series 2018-3A Class A1R
Series 2018-10B Class 1			3.680% due 10/20/31 (Ê)(Þ)	5,690	5,666
3.548% due 09/10/28	276	284			203,260
Series 2019-10A Class 1			Corporate Bonds and Notes - 18.8%
3.113% due 03/10/29	740	748	Abbott Laboratories
SLM Private Credit Student Loan Trust			2.900% due 11/30/21	1,041	1,045
Series 2005-B Class A4			3.750% due 11/30/26	351	365
2.941% due 06/15/39 (Ê)	1,702	1,662	4.750% due 11/30/36	300	335
SoFi Professional Loan Program LLC			4.900% due 11/30/46	280	321
Series 2017-E Class A2A			AbbVie, Inc.
1.860% due 11/26/40 (Þ)	1,454	1,442	2.500% due 05/14/20	564	562
Series 2017-F Class A2FX			2.300% due 05/14/21	1,115	1,104
2.840% due 01/25/41 (Þ)	8,344	8,297	3.600% due 05/14/25	1,400	1,409
Series 2018-A Class A2A			Aetna, Inc.
2.390% due 02/25/42 (Þ)	1,349	1,344	2.800% due 06/15/23	1,200	1,179
Series 2018-A Class A2B			Allegheny Technologies, Inc.
2.950% due 02/25/42 (Þ)	8,344	8,326	5.950% due 01/15/21	371	378
Series 2018-B Class A1FX			Allergan, Inc.
2.640% due 08/25/47 (Þ)	3,642	3,639	2.800% due 03/15/23	1,327	1,299
Soundview Home Loan Trust			Ally Financial, Inc.
Series 2005-4 Class M2			8.000% due 11/01/31	884	1,132
1.062% due 03/25/36 (Ê)	3,870	3,849	Altria Group, Inc.
Structured Asset Securities Corp.			4.750% due 05/05/21	1,238	1,284
Mortgage Loan Trust			3.490% due 02/14/22	180	182
Series 2006-BC2 Class A3			2.850% due 08/09/22	810	806
0.742% due 09/25/36 (Ê)	2,432	2,368	3.800% due 02/14/24	280	285
Series 2006-BC6 Class A4			4.400% due 02/14/26	1,815	1,877
0.762% due 01/25/37 (Ê)	3,757	3,685	4.800% due 02/14/29	2,055	2,132

See accompanying notes which are an integral part of the financial statements.

384 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.950% due 11/10/38	515	744	4.000% due 04/13/28	1,503	1,534
10.200% due 02/06/39	1,735	2,549	4.750% due 01/23/29	1,740	1,862
5.800% due 02/14/39	1,255	1,345	4.375% due 04/15/38	850	828
5.375% due 01/31/44	30	31	5.550% due 01/23/49	1,275	1,415
5.950% due 02/14/49	50	54	5.800% due 01/23/59	2,030	2,308
6.200% due 02/14/59	140	152	Antero Resources Corp.
Amazon. com, Inc.			5.375% due 11/01/21	140	141
2.500% due 11/29/22	1,256	1,253	Anthem, Inc.
4.950% due 12/05/44	400	469	3.700% due 08/15/21	250	254
Series WI			3.125% due 05/15/22	200	201
5.200% due 12/03/25	875	994	2.950% due 12/01/22	370	370
3.150% due 08/22/27	630	634	3.350% due 12/01/24	170	171
3.875% due 08/22/37	270	278	3.650% due 12/01/27	530	525
4.050% due 08/22/47	340	355	Aon Corp.
American Airlines Pass-Through Trust			8.205% due 01/01/27	1,109	1,331
Series 2011-1 Class A			Apache Corp.
5.250% due 01/31/21	939	963	3.250% due 04/15/22	79	80
Series 2013-2 Class A			4.375% due 10/15/28	440	445
4.950% due 01/15/23	2,819	2,921	5.100% due 09/01/40	900	898
American Axle & Manufacturing, Inc.			4.750% due 04/15/43	180	173
6.625% due 10/15/22	237	243	4.250% due 01/15/44	120	108
American Express Co.			Apollo Management Holdings, LP
2.200% due 10/30/20	5,016	4,979	4.000% due 05/30/24 (Þ)	930	938
Series FIX			4.400% due 05/27/26 (Þ)	1,130	1,153
3.700% due 08/03/23	1,470	1,511	5.000% due 03/15/48 (Þ)	1,345	1,340
American Express Credit Corp.			Apple, Inc.
2.375% due 05/26/20	410	409	2.000% due 11/13/20	420	417
Series F			2.400% due 05/03/23	1,057	1,045
2.600% due 09/14/20	3,370	3,366	2.450% due 08/04/26	1,250	1,204
American International Group, Inc.			Aqua America, Inc.
6.400% due 12/15/20	2,430	2,564	3.566% due 05/01/29	655	659
3.750% due 07/10/25	540	546	Arconic, Inc.
American Tower Corp.			5.400% due 04/15/21	577	595
3.300% due 02/15/21	700	705	5.900% due 02/01/27	362	383
American Tower Trust #1			Ares Capital Corp.
Series 2013-13 Class 2A			3.500% due 02/10/23	1,176	1,164
3.070% due 03/15/48 (Þ)	1,825	1,820	Associated Bank
Amgen, Inc.			Series BKNT
2.125% due 05/01/20	90	89	3.500% due 08/13/21	1,630	1,648
3.625% due 05/22/24	100	103	AT&T, Inc.
6.400% due 02/01/39	805	979	3.000% due 02/15/22	250	252
4.400% due 05/01/45	500	494	3.800% due 03/01/24	1,140	1,176
Anadarko Petroleum Corp.			3.400% due 05/15/25	90	90
4.850% due 03/15/21	518	535	4.250% due 03/01/27	1,695	1,756
5.550% due 03/15/26	710	802	6.800% due 05/15/36	1,195	1,403
6.450% due 09/15/36	1,682	2,123	6.550% due 02/15/39	980	1,180
4.500% due 07/15/44	750	765	4.850% due 03/01/39	970	992
6.600% due 03/15/46	470	634	4.800% due 06/15/44	990	991
Anheuser-Busch Cos. LLC / Anheuser-			4.350% due 06/15/45	480	453
Busch InBev Worldwide, Inc.			Series WI
3.650% due 02/01/26 (Þ)	2,069	2,078	4.300% due 02/15/30	3,578	3,676
4.900% due 02/01/46 (Þ)	390	395	8.750% due 11/15/31	1,044	1,419
Anheuser-Busch InBev Finance, Inc.			AutoNation, Inc.
2.650% due 02/01/21	1,589	1,587	3.800% due 11/15/27	2,025	1,902
3.300% due 02/01/23	2,993	3,032	Avnet, Inc.
Anheuser-Busch InBev Worldwide, Inc.			4.875% due 12/01/22	1,760	1,844
4.150% due 01/23/25	1,460	1,524

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 385

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BAC Capital Trust XIV			3.734% due 12/15/24	1,346	1,368
Series G			4.685% due 12/15/44	100	102
4.000% due 09/29/49 (Ê)(ƒ)	500	414	Berkshire Hathaway Energy Co.
Ball Corp.			Series WI
5.250% due 07/01/25	720	762	3.500% due 02/01/25	1,038	1,066
Bank of America Corp.			Berkshire Hathaway Finance Corp.
5.000% due 05/13/21	1,185	1,238	3.000% due 05/15/22	1,032	1,047
2.328% due 10/01/21 (Ê)	885	878	4.250% due 01/15/49	650	681
3.550% due 03/05/24 (Ê)	710	721	Berkshire Hathaway, Inc.
3.366% due 01/23/26 (Ê)	1,420	1,421	3.125% due 03/15/26	1,280	1,287
4.250% due 10/22/26	1,150	1,188	Berry Global, Inc.
3.559% due 04/23/27 (Ê)	3,480	3,504	4.500% due 02/15/26 (Þ)	60	58
3.974% due 02/07/30 (Ê)	70	72	BGC Partners, Inc.
6.110% due 01/29/37	1,435	1,726	Series WI
5.000% due 01/21/44	300	342	5.375% due 07/24/23	745	772
4.330% due 03/15/50 (Ê)	390	403	Blue Cube Spinco, Inc.
Series AA			Series WI
6.100% due 12/31/49 (Ê)(ƒ)	290	311	10.000% due 10/15/25	490	557
Series FF			Blue Racer Midstream LLC / Blue Racer
5.875% due 12/31/99 (Ê)(ƒ)	1,085	1,120	Finance Corp.
Series GMTN			6.125% due 11/15/22 (Þ)	170	172
3.300% due 01/11/23	2,100	2,123	BMW US Capital LLC
4.450% due 03/03/26	160	168	1.850% due 09/15/21 (Þ)	80	78
3.500% due 04/19/26	4,600	4,642	Boardwalk Pipelines, LP
3.593% due 07/21/28 (Ê)	180	179	3.375% due 02/01/23	1,082	1,066
Series WI			Boeing Co. (The)
3.004% due 12/20/23 (Ê)	267	266	3.200% due 03/01/29	380	376
3.419% due 12/20/28 (Ê)	3,693	3,627	BP Capital Markets America, Inc.
Series X			4.500% due 10/01/20	1,200	1,230
6.250% due 09/29/49 (Ê)(ƒ)	130	140	3.245% due 05/06/22	100	101
Bank of New York Mellon Corp. (The)			3.216% due 11/28/23	2,280	2,305
2.600% due 08/17/20	1,023	1,023	3.410% due 02/11/26	500	509
Bank One Corp.			3.119% due 05/04/26	800	795
8.750% due 09/01/30	1,527	2,115	Broadcom Corp. / Broadcom Cayman
			Finance, Ltd.
Barrick NA Finance LLC			3.875% due 01/15/27	1,168	1,117
5.700% due 05/30/41	600	682
			Series WI
BAT Capital Corp.			3.125% due 01/15/25	350	334
2.297% due 08/14/20	1,291	1,281
			Broadcom, Inc.
Series WI			3.125% due 04/15/21 (Þ)	1,605	1,603
3.557% due 08/15/27	2,385	2,271	4.250% due 04/15/26 (Þ)	2,165	2,140
4.540% due 08/15/47	720	640
			Brown & Brown, Inc.
Bausch Health Cos. , Inc.			4.200% due 09/15/24	1,232	1,265
9.000% due 12/15/25 (Þ)	260	288
			Bunge, Ltd. Finance Corp.
Bayer US Finance II LLC			4.350% due 03/15/24	1,050	1,068
3.500% due 06/25/21 (Þ)	1,968	1,978
4.375% due 12/15/28 (Þ)	700	703	Burlington Northern Santa Fe LLC
			3.400% due 09/01/24	1,079	1,111
4.700% due 07/15/64 (Þ)	1,940	1,662	4.150% due 04/01/45	705	733
Bayer US Finance LLC
3.375% due 10/08/24 (Þ)	3,238	3,170	Camden Property Trust
			4.100% due 10/15/28	950	999
BB&T Corp.
2.050% due 05/10/21	1,270	1,252	Campbell Soup Co.
3.875% due 03/19/29	2,700	2,752	3.241% due 03/15/21 (Ê)	585	583
			Cantor Fitzgerald, L. P.
Beacon Escrow Corp.			4.875% due 05/01/24 (Þ)	1,550	1,552
4.875% due 11/01/25 (Þ)	140	135
			Capital One Bank USA NA
Becton Dickinson and Co.			3.375% due 02/15/23	790	789
3.363% due 06/06/24	820	822
			Cardinal Health, Inc.

See accompanying notes which are an integral part of the financial statements.

386 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.616% due 06/15/22	240	236	6.625% due 08/15/20	30	31
3.079% due 06/15/24	300	294	6.125% due 02/15/21	400	410
Carlyle Holdings II Finance LLC			Series WI
5.625% due 03/30/43 (Þ)	530	535	8.000% due 06/15/27	30	29
CBL & Associates, LP			Chevron Corp.
5.250% due 12/01/23	400	284	2.419% due 11/17/20	1,092	1,091
CBS Corp.			2.954% due 05/16/26	520	519
3.700% due 08/15/24	880	899	Chubb INA Holdings, Inc.
7.875% due 07/30/30	466	609	2.300% due 11/03/20	150	149
CC Holdings GS V LLC / Crown Castle			3.350% due 05/03/26	260	265
GS III Corp.			Cigna Corp.
3.849% due 04/15/23	1,232	1,264	3.200% due 09/17/20 (Þ)	8,895	8,926
CCO Holdings LLC / CCO Holdings			3.400% due 09/17/21 (Þ)	300	303
Capital Corp.
5.375% due 05/01/25 (Þ)	760	787	3.750% due 07/15/23 (Þ)	800	815
5.125% due 05/01/27 (Þ)	110	112	4.125% due 11/15/25 (Þ)	1,245	1,287
CDK Global, Inc.			4.375% due 10/15/28 (Þ)	880	908
Series WI			Cigna Holding Co.
5.000% due 10/15/24	248	257	3.050% due 10/15/27	630	595
Celanese US Holdings LLC			Cimarex Energy Co.
5.875% due 06/15/21	460	486	4.375% due 06/01/24	150	156
3.500% due 05/08/24	690	693	3.900% due 05/15/27	570	571
Celgene Corp.			Cintas Corp. No. 2
2.250% due 08/15/21	350	345	2.900% due 04/01/22	320	320
3.550% due 08/15/22	200	204	3.700% due 04/01/27	340	349
3.875% due 08/15/25	300	309	Cisco Systems, Inc.
3.900% due 02/20/28	1,575	1,610	1.850% due 09/20/21	1,281	1,261
5.000% due 08/15/45	480	517	CIT Group, Inc.
			4.750% due 02/16/24	220	228
Centene Corp.			5.250% due 03/07/25	200	213
4.750% due 05/15/22	280	285
5.375% due 06/01/26 (Þ)	110	115	Citibank NA
Series WI			Series BKNT
5.625% due 02/15/21	140	142	3.400% due 07/23/21	5,220	5,298
6.125% due 02/15/24	250	262	Citigroup Capital III
CenterPoint Energy, Inc.			7.625% due 12/01/36	1,850	2,361
3.600% due 11/01/21	900	917	Citigroup, Inc.
CF Industries, Inc.			4.450% due 09/29/27	3,710	3,849
5.150% due 03/15/34	156	151	8.125% due 07/15/39	2,090	3,167
4.950% due 06/01/43	83	73	5.300% due 05/06/44	671	752
5.375% due 03/15/44	1,995	1,826	4.650% due 07/30/45	1,189	1,275
Charter Communications Operating LLC			4.750% due 05/18/46	110	115
/ Charter Communications Operating			4.650% due 07/23/48	790	853
Capital			Series P
4.200% due 03/15/28	370	370	5.950% due 12/31/49 (Ê)(ƒ)	1,900	1,990
5.050% due 03/30/29	760	805	CME Group, Inc.
5.375% due 04/01/38	550	565	5.300% due 09/15/43	200	242
5.750% due 04/01/48	1,020	1,076	CNH Industrial Capital LLC
Series WI			3.875% due 10/15/21	1,188	1,204
3.579% due 07/23/20	440	443	CNOOC Finance USA LLC
4.908% due 07/23/25	2,135	2,265	3.500% due 05/05/25	1,300	1,307
6.384% due 10/23/35	2,535	2,864	Coca-Cola Co. (The)
6.484% due 10/23/45	820	931	1.875% due 10/27/20	1,263	1,253
6.834% due 10/23/55	1,173	1,324	Columbia Pipeline Group, Inc.
Cheniere Corpus Christi Holdings LLC			Series WI
Series WI			4.500% due 06/01/25	1,252	1,315
5.125% due 06/30/27	180	188	Comcast Cable Communications
Chesapeake Energy Corp.			Holdings, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 387

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.455% due 11/15/22	981	1,201	2.700% due 08/03/20 (Þ)	1,054	1,051
Comcast Corp.			3.350% due 05/04/21 (Þ)	6,955	7,007
3.600% due 03/01/24	1,030	1,061	DaVita HealthCare Partners, Inc.
3.227% due 04/15/24 (Ê)	910	912	5.000% due 05/01/25	10	10
3.700% due 04/15/24	300	310	DCP Midstream LLC
3.375% due 08/15/25	200	203	6.750% due 09/15/37 (Þ)	288	300
3.950% due 10/15/25	1,050	1,099	DCP Midstream Operating, LP
3.150% due 03/01/26	150	150	5.600% due 04/01/44	175	166
4.150% due 10/15/28	1,670	1,769	Delhaize America, Inc.
4.250% due 10/15/30	540	575	9.000% due 04/15/31	809	1,124
3.200% due 07/15/36	120	109	Dell International LLC / EMC Corp.
6.550% due 07/01/39	1,110	1,433	4.420% due 06/15/21 (Þ)	620	635
4.700% due 10/15/48	110	120	7.125% due 06/15/24 (Þ)	630	667
Series WI			8.350% due 07/15/46 (Þ)	1,190	1,464
3.999% due 11/01/49	207	202	Delta Air Lines Pass-Through Trust
Commonwealth Edison Co.			Series 071A Class A
2.550% due 06/15/26	1,270	1,223	6.821% due 08/10/22	2,373	2,589
Conagra Brands, Inc.			Series 2002-1 Class G-1
3.800% due 10/22/21	1,225	1,250	6.718% due 01/02/23	277	294
Concho Resources, Inc.			Delta Air Lines, Inc.
4.375% due 01/15/25	130	134	3.625% due 03/15/22	1,036	1,044
3.750% due 10/01/27	725	727	Deutsche Bank AG
4.300% due 08/15/28	660	688	2.700% due 07/13/20	1,202	1,190
Constellation Brands, Inc.			Devon Energy Corp.
4.750% due 11/15/24	1,250	1,339	5.850% due 12/15/25	1,410	1,602
4.400% due 11/15/25	1,125	1,189	4.750% due 05/15/42	20	20
Continental Resources, Inc.			5.000% due 06/15/45	1,150	1,204
5.000% due 09/15/22	535	539	Devon Financing Co. LLC
4.500% due 04/15/23	550	569	7.875% due 09/30/31	780	1,030
3.800% due 06/01/24	30	30	Diageo Investment Corp.
Series WI			2.875% due 05/11/22	600	604
4.375% due 01/15/28	80	82	Diamond 1 Finance Corp. / Diamond 2
Costco Wholesale Corp.			Finance Corp
2.150% due 05/18/21	1,299	1,291	8.100% due 07/15/36 (Þ)	1,500	1,809
Cott Holdings, Inc.			Diamond Offshore Drilling, Inc.
5.500% due 04/01/25 (Þ)	260	263	4.875% due 11/01/43	178	114
Cox Communications, Inc.			Diamondback Energy, Inc.
3.250% due 12/15/22 (Þ)	1,180	1,188	Series WI
6.450% due 12/01/36 (Þ)	2,190	2,447	5.375% due 05/31/25	140	146
Crown Castle International Corp.			Digital Realty Trust, LP
5.250% due 01/15/23	1,018	1,093	Series WI
CSC Holdings LLC			3.400% due 10/01/20	1,271	1,281
5.375% due 07/15/23 (Þ)	360	368	Discover Bank
CubeSmart, LP			Series BKNT
4.375% due 02/15/29	970	997	4.650% due 09/13/28	2,010	2,104
CVS Health Corp.			DISH DBS Corp.
3.350% due 03/09/21	2,355	2,372	7.750% due 07/01/26	50	45
2.750% due 12/01/22	600	592	Series WI
3.700% due 03/09/23	2,815	2,853	5.875% due 11/15/24	735	634
4.100% due 03/25/25	1,305	1,328	Dominion Energy, Inc.
4.300% due 03/25/28	2,950	2,972	2.579% due 07/01/20	1,282	1,277
4.780% due 03/25/38	1,415	1,378	Dominion Resources, Inc.
5.125% due 07/20/45	710	705	7.000% due 06/15/38	150	194
5.050% due 03/25/48	1,590	1,571	Domtar Corp.
Daimler Finance NA LLC			6.750% due 02/15/44	1,141	1,214
2.450% due 05/18/20 (Þ)	150	149	Dow Chemical Co. (The)

See accompanying notes which are an integral part of the financial statements.

388 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 10/01/24	1,073	1,089	5.292% due 06/15/22 (~)(Ê)	1,825	1,930
DowDuPont, Inc.			Exelon Corp.
4.205% due 11/15/23	1,100	1,153	3.497% due 06/01/22	1,000	1,014
5.319% due 11/15/38	970	1,098	Exelon Generation Co. LLC
Dresdner Funding Trust I			5.600% due 06/15/42	1,143	1,218
8.151% due 06/30/31 (Þ)	250	320	Exxon Mobil Corp.
Duke Energy Carolinas LLC			2.726% due 03/01/23	1,253	1,257
5.300% due 02/15/40	200	239	3.043% due 03/01/26	450	452
4.250% due 12/15/41	100	105	4.114% due 03/01/46	250	266
Duke Energy Corp.			Farmers Exchange Capital III
3.750% due 04/15/24	1,016	1,048	5.454% due 10/15/54 (Ê)(Þ)	975	971
Duke Energy Ohio, Inc.			FedEx Corp.
3.650% due 02/01/29	140	145	4.500% due 02/01/65	1,136	1,011
Duke Energy Progress LLC			Fifth Third Bancorp
3.000% due 09/15/21	1,065	1,075	3.650% due 01/25/24	1,875	1,927
Eaton Corp.			First Data Corp.
2.750% due 11/02/22	1,000	999	5.375% due 08/15/23 (Þ)	500	511
4.150% due 11/02/42	250	250	First Union Capital II
Edgewell Personal Care Co.			Series A
4.700% due 05/19/21	375	383	7.950% due 11/15/29	1,575	2,002
EI du Pont de Nemours & Co.			FirstEnergy Corp.
3.109% due 05/01/20 (Ê)	895	898	Series B
Eli Lilly & Co.			4.250% due 03/15/23	700	729
3.100% due 05/15/27	110	111	3.900% due 07/15/27	770	779
Embarq Corp.			Series C
7.995% due 06/01/36	443	437	7.375% due 11/15/31	1,900	2,514
EMD Finance LLC			4.850% due 07/15/47	180	192
3.250% due 03/19/25 (Þ)	1,282	1,265	Ford Motor Credit Co. LLC
Energen Corp.			3.157% due 08/04/20	1,750	1,748
4.625% due 09/01/21	271	274	3.096% due 05/04/23	1,228	1,179
Energy Transfer Operating, LP			Series FXD
5.875% due 01/15/24	1,100	1,201	3.813% due 10/12/21	3,325	3,332
4.500% due 04/15/24	1,060	1,108	Fox Corp.
4.050% due 03/15/25	2,020	2,052	4.030% due 01/25/24 (Þ)	260	270
5.250% due 04/15/29	1,355	1,459	4.709% due 01/25/29 (Þ)	470	506
6.050% due 06/01/41	948	1,017	5.476% due 01/25/39 (Þ)	390	435
6.250% due 04/15/49	40	45	5.576% due 01/25/49 (Þ)	120	136
Series 10Y			Freeport-McMoRan, Inc.
4.950% due 06/15/28	90	95	4.000% due 11/14/21	50	51
EnLink Midstream Partners, LP			3.550% due 03/01/22	700	694
5.050% due 04/01/45	1,780	1,531	6.875% due 02/15/23	70	74
5.450% due 06/01/47	995	878	4.550% due 11/14/24	10	10
Enterprise Products Operating LLC			5.400% due 11/14/34	270	253
3.500% due 02/01/22	1,105	1,123	5.450% due 03/15/43	2,538	2,290
4.150% due 10/16/28	790	832	Fresenius Medical Care US Finance II,
EOG Resources, Inc.			Inc.
4.150% due 01/15/26	200	212	5.875% due 01/31/22 (Þ)	1,113	1,182
EQM Midstream Partners, LP			Gap, Inc. (The)
			5.950% due 04/12/21	181	189
Series 10Y			GE Capital International Funding Co.
5.500% due 07/15/28	1,335	1,375	Unlimited Co.
Equifax, Inc.			Series WI
Series 5Y			4.418% due 11/15/35	5,270	4,912
3.950% due 06/15/23	2,725	2,798	General Electric Co.
ERP Operating, LP			5.300% due 02/11/21	900	932
4.150% due 12/01/28	790	848	4.500% due 03/11/44	800	743
Evergy, Inc.			Series GMTN

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 389

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.100% due 01/09/23	679	677	3.800% due 11/15/25	500	512
6.150% due 08/07/37	583	642	4.850% due 11/15/35	700	736
6.875% due 01/10/39	1,780	2,108	Hanesbrands, Inc.
Series MTNA			4.625% due 05/15/24 (Þ)	40	40
6.750% due 03/15/32	1,150	1,346	4.875% due 05/15/26 (Þ)	160	160
General Motors Co.			Harman International Industries, Inc.
4.875% due 10/02/23	2,300	2,423	4.150% due 05/15/25	1,003	1,029
6.250% due 10/02/43	450	475	Harris Corp.
General Motors Financial Co. , Inc.			4.854% due 04/27/35	250	267
2.450% due 11/06/20	170	168	5.054% due 04/27/45	260	288
4.375% due 09/25/21	150	154	HCA, Inc.
4.200% due 11/06/21	4,200	4,292	5.250% due 04/15/25	250	268
3.450% due 04/10/22	1,170	1,174	4.500% due 02/15/27	70	72
4.250% due 05/15/23	100	102	5.625% due 09/01/28	170	181
5.100% due 01/17/24	3,295	3,488	5.500% due 06/15/47	1,090	1,160
Genworth Holdings, Inc.			Hess Corp.
7.200% due 02/15/21	466	456	6.000% due 01/15/40	1,400	1,495
Series .			Hewlett Packard Enterprise Co.
4.900% due 08/15/23	180	152	3.500% due 10/05/21	1,530	1,549
Georgia Power Co.			Hilton Domestic Operating Co. , Inc.
2.850% due 05/15/22	1,120	1,116	5.125% due 05/01/26 (Þ)	100	102
Gilead Sciences, Inc.			Hilton Worldwide Finance LLC / Hilton
2.550% due 09/01/20	890	889	Worldwide Finance Corp.
3.650% due 03/01/26	170	174	Series WI
4.750% due 03/01/46	615	641	4.625% due 04/01/25	20	20
GlaxoSmithKline Capital, Inc.			Home Depot, Inc. (The)
2.800% due 03/18/23	1,261	1,259	2.625% due 06/01/22	1,088	1,091
Glencore Funding LLC			Honeywell International, Inc.
3.000% due 10/27/22 (Þ)	230	228	1.850% due 11/01/21	1,123	1,106
4.125% due 05/30/23 (Þ)	240	245	Hospitality Properties Trust
4.125% due 03/12/24 (Þ)	1,010	1,024	4.650% due 03/15/24	1,038	1,062
4.000% due 03/27/27 (Þ)	820	804	HSBC Bank NA
3.875% due 10/27/27 (Þ)	280	270	Series BKNT
GLP Capital, LP / GLP Financing II, Inc.			4.875% due 08/24/20	300	308
5.375% due 11/01/23	550	578	5.875% due 11/01/34	1,585	1,914
5.300% due 01/15/29	1,206	1,272	HSBC Finance Corp.
Goldman Sachs Capital I			6.676% due 01/15/21	145	152
6.345% due 02/15/34	266	320	Humana, Inc.
Goldman Sachs Capital II			3.150% due 12/01/22	100	101
4.000% due 06/01/43 (Ê)(ƒ)	17	14	3.950% due 03/15/27	330	331
Goldman Sachs Group, Inc. (The)			4.625% due 12/01/42	150	148
5.250% due 07/27/21	1,900	1,997	4.950% due 10/01/44	120	125
3.200% due 02/23/23	350	350	4.800% due 03/15/47	30	31
3.850% due 07/08/24	1,445	1,481	IBM Credit LLC
3.272% due 09/29/25 (Ê)	2,145	2,120	1.800% due 01/20/21	1,216	1,197
4.250% due 10/21/25	1,410	1,452	IFM (US) Colonial Pipeline 2 LLC
3.500% due 11/16/26	590	582	6.450% due 05/01/21 (Þ)	188	194
4.223% due 05/01/29 (Ê)	1,180	1,207	Intel Corp.
6.750% due 10/01/37	2,541	3,134	3.100% due 07/29/22	1,233	1,253
4.411% due 04/23/39 (Ê)	790	799	3.700% due 07/29/25	150	157
6.250% due 02/01/41	1,100	1,381	Series WI
5.150% due 05/22/45	170	182	3.734% due 12/08/47	108	106
4.750% due 10/21/45	1,000	1,067	Intercontinental Exchange, Inc.
Series D			4.250% due 09/21/48	680	710
6.000% due 06/15/20	1,875	1,939	International Business Machines Corp.
Halliburton Co.			2.500% due 01/27/22	1,150	1,142

See accompanying notes which are an integral part of the financial statements.

390 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
International Lease Finance Corp.			3.000% due 06/01/26	290	274
5.875% due 08/15/22	1,370	1,476	5.000% due 07/15/35	1,427	1,418
International Paper Co.			Kroger Co. (The)
8.700% due 06/15/38	1,165	1,606	3.300% due 01/15/21	1,040	1,047
5.150% due 05/15/46	1,318	1,342	5.150% due 08/01/43	150	150
Jackson National Life Global Funding			L Brands, Inc.
Series 144a			6.950% due 03/01/33	127	107
2.600% due 12/09/20 (Þ)	1,165	1,162	Lam Research Corp.
JC Penney Corp. , Inc.			3.750% due 03/15/26	900	927
7.400% due 04/01/37	250	102	Lamb Weston Holdings, Inc.
Jefferies Group LLC			4.875% due 11/01/26 (Þ)	350	355
6.500% due 01/20/43	1,223	1,274	Land O' Lakes, Inc.
Jefferies Group LLC / Jefferies Group			6.000% due 11/15/22 (Þ)	1,735	1,787
Capital Finance, Inc.			Leidos Holdings, Inc.
4.150% due 01/23/30	1,309	1,219	4.450% due 12/01/20	276	279
John Deere Capital Corp.			Lennar Corp.
2.375% due 07/14/20	1,192	1,189	4.500% due 04/30/24	220	224
Johnson & Johnson			4.750% due 05/30/25	50	51
2.250% due 03/03/22	1,062	1,057	Series WI
3.625% due 03/03/37	350	354	5.000% due 06/15/27	30	31
JPMorgan Chase & Co.			4.750% due 11/29/27	700	714
2.750% due 06/23/20	1,785	1,786	Leucadia National Corp.
4.400% due 07/22/20	1,206	1,230	5.500% due 10/18/23	1,211	1,274
2.550% due 03/01/21	3,060	3,052	Life Technologies Corp.
3.151% due 03/09/21 (Ê)	9,035	9,055	5.000% due 01/15/21	1,845	1,899
4.350% due 08/15/21	900	931
3.875% due 09/10/24	2,021	2,082	Limited. Brands, Inc.
			7.600% due 07/15/37	175	152
4.023% due 12/05/24 (~)(Ê)	1,130	1,171
			Lockheed Martin Corp.
4.125% due 12/15/26	1,600	1,655	4.500% due 05/15/36	100	109
4.250% due 10/01/27	210	219
4.203% due 07/23/29 (Ê)	480	501	Series 10YR
4.452% due 12/05/29 (Ê)	2,095	2,231	3.550% due 01/15/26	600	616
6.400% due 05/15/38	458	599	Lowe's Cos. , Inc.
4.950% due 06/01/45	700	779	3.800% due 11/15/21	1,266	1,296
			Series 10YR
Keurig Dr Pepper, Inc.			3.650% due 04/05/29	1,385	1,382
4.057% due 05/25/23 (Þ)	2,240	2,308
KeyBank NA			Magellan Health, Inc.
			Series 0005
Series BKNT			4.900% due 09/22/24	121	118
3.300% due 02/01/22	860	873
			Marathon Petroleum Corp.
Kinder Morgan Energy Partners, LP			5.000% due 09/15/54	1,051	1,046
3.500% due 03/01/21	160	161
			Mars, Inc.
Kinder Morgan, Inc.			2.700% due 04/01/25 (Þ)	290	287
4.300% due 03/01/28	950	985	3.200% due 04/01/30 (Þ)	1,140	1,125
5.550% due 06/01/45	425	464	3.600% due 04/01/34 (Þ)	730	729
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ)	50	54	Marvell Technology Group, Ltd.
			4.200% due 06/22/23	1,250	1,273
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ)	675	701	Masco Corp.
			4.375% due 04/01/26	1,038	1,060
Kohl's Corp.
5.550% due 07/17/45	2,930	2,961	MassMutual Global Funding II
			1.950% due 09/22/20 (Þ)	4,900	4,857
Kraft Heinz Foods Co.
4.000% due 06/15/23	30	31	Mattel, Inc.
4.875% due 02/15/25 (Þ)	2,344	2,412	2.350% due 08/15/21	432	414
6.875% due 01/26/39	1,200	1,391	McDonald's Corp.
			3.700% due 01/30/26	400	412
Series WI			3.500% due 03/01/27	110	111
3.500% due 07/15/22	170	172	3.800% due 04/01/28	330	341

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 391

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MDC Holdings, Inc.			5.950% due 04/01/41	110	136
6.000% due 01/15/43	176	155	NCL Corp. , Ltd.
Medtronic, Inc.			4.750% due 12/15/21 (Þ)	170	172
Series WI			Nestle Holdings, Inc.
3.150% due 03/15/22	1,231	1,249	3.100% due 09/24/21 (Þ)	1,027	1,038
3.500% due 03/15/25	1,000	1,031	Netflix, Inc.
Merck & Co. , Inc.			5.375% due 02/01/21	90	93
2.750% due 02/10/25	300	299	Nevada Power Co.
3.400% due 03/07/29	1,345	1,370	5.450% due 05/15/41	1,148	1,329
Mercury General Corp.			New Albertsons, LP
4.400% due 03/15/27	770	763	Series MTNC
MetLife, Inc.			6.625% due 06/01/28	400	344
6.400% due 12/15/36	670	741	New Cingular Wireless Services, Inc.
Metropolitan Life Global Funding I			8.750% due 03/01/31	953	1,293
2.500% due 12/03/20 (Þ)	1,870	1,865	Newell Brands, Inc.
2.819% due 01/08/21 (Ê)(Þ)	8,160	8,154	3.850% due 04/01/23	400	398
Microsoft Corp.			4.200% due 04/01/26	220	209
2.875% due 02/06/24	2,011	2,030	Series WI
2.700% due 02/12/25	240	239	5.000% due 11/15/23	2,299	2,343
2.400% due 08/08/26	1,350	1,307	Newmark Group, Inc.
3.300% due 02/06/27	1,200	1,230	Series WI
3.450% due 08/08/36	20	20	6.125% due 11/15/23	1,610	1,690
3.750% due 02/12/45	1,000	1,010	NextEra Energy Capital Holdings, Inc.
MidAmerican Energy Co.			3.625% due 06/15/23	1,190	1,215
3.500% due 10/15/24	2,571	2,660	NGPL PipeCo LLC
Mondelez International, Inc.			4.375% due 08/15/22 (Þ)	900	923
3.625% due 05/07/23	1,197	1,224	7.768% due 12/15/37 (Þ)	227	279
Morgan Stanley			Nissan Motor Acceptance Corp.
3.981% due 10/24/23 (Ê)	1,340	1,367	2.150% due 09/28/20 (Þ)	1,060	1,046
3.737% due 04/24/24 (Ê)	1,000	1,021	Noble Energy, Inc.
Series GMTN			3.850% due 01/15/28	390	389
3.750% due 02/25/23	855	878	5.250% due 11/15/43	100	105
3.772% due 01/24/29 (Ê)	330	333	4.950% due 08/15/47	190	195
4.431% due 01/23/30 (Ê)	1,440	1,522	Norfolk Southern Corp.
MPLX, LP			2.400% due 05/17/22	1,223	1,216
4.000% due 03/15/28	110	110	Northern Natural Gas Co.
4.800% due 02/15/29	1,130	1,202	4.250% due 06/01/21 (Þ)	295	302
4.500% due 04/15/38	1,650	1,585	4.300% due 01/15/49 (Þ)	1,025	1,052
4.700% due 04/15/48	770	743	Northrop Grumman Corp.
5.500% due 02/15/49	845	913	2.930% due 01/15/25	440	435
Series 0006			Series 000G
5.200% due 03/01/47	215	222	2.080% due 10/15/20	1,051	1,042
Series WI			Series F0TZ
4.500% due 07/15/23	710	745	3.250% due 01/15/28	1,130	1,110
4.875% due 06/01/25	350	373	Nuveen LLC
Murphy Oil Corp.			4.000% due 11/01/28 (Þ)	500	532
5.875% due 12/01/42	130	116	NVR, Inc.
Mutual of Omaha Insurance Co.			3.950% due 09/15/22	950	974
4.297% due 07/15/54 (Ê)(Þ)	1,125	1,132	Oasis Petroleum, Inc.
National Oilwell Varco, Inc.			6.875% due 01/15/23	60	60
2.600% due 12/01/22	1,650	1,619	Occidental Petroleum Corp.
Navient Corp.			3.125% due 02/15/22	200	201
Series MTN			3.400% due 04/15/26	350	349
5.625% due 08/01/33	113	91	3.000% due 02/15/27	870	843
NBCUniversal Media LLC			4.625% due 06/15/45	200	205
4.375% due 04/01/21	2,153	2,220	4.400% due 04/15/46	150	150

See accompanying notes which are an integral part of the financial statements.

392 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.100% due 02/15/47	1,080	1,037	Series 000A
4.200% due 03/15/48	50	49	2.600% due 01/30/23	1,560	1,546
Oceaneering International, Inc.			QVC, Inc.
4.650% due 11/15/24	355	337	4.375% due 03/15/23	1,690	1,709
Oracle Corp.			Qwest Capital Funding, Inc.
2.625% due 02/15/23	1,219	1,215	7.750% due 02/15/31	300	276
Owens & Minor, Inc.			Qwest Corp.
4.375% due 12/15/24	353	229	6.875% due 09/15/33	624	623
Pacific Gas & Electric Co.			Range Resources Corp.
3.500% due 10/01/20 (~)(Ø)	240	228	5.000% due 03/15/23	300	292
Pacific Life Insurance Co.			Series WI
4.300% due 10/24/67 (Ê)(Þ)	610	560	4.875% due 05/15/25	40	37
PacifiCorp			Regency Energy Partners, LP / Regency
6.000% due 01/15/39	970	1,236	Energy Finance Corp.
Pactiv LLC			5.875% due 03/01/22	400	427
8.375% due 04/15/27	125	128	Reliance Holding USA, Inc.
PepsiCo, Inc.			4.500% due 10/19/20 (Þ)	1,238	1,260
2.750% due 03/05/22	1,036	1,044	Resolute Forest Products, Inc.
			5.875% due 05/15/23	490	495
Pfizer, Inc.			Resorts World Las Vegas LLC / RWLV
1.950% due 06/03/21	1,267	1,255	Capital, Inc.
Philip Morris International, Inc.			4.625% due 04/16/29 (Þ)	750	744
1.875% due 02/25/21	1,058	1,043
2.500% due 08/22/22	600	594	Reynolds American, Inc.
			6.875% due 05/01/20	740	768
6.375% due 05/16/38	1,250	1,570	3.250% due 06/12/20	250	251
4.500% due 03/20/42	220	222	4.450% due 06/12/25	690	712
Series 5YR			8.125% due 05/01/40	2,055	2,559
2.500% due 11/02/22	220	218	5.850% due 08/15/45	310	321
Series NCD			Reynolds Group Issuer, Inc. / Reynolds
2.375% due 08/17/22	930	918	Group Issuer LLC
Phillips 66			5.750% due 10/15/20	339	340
5.875% due 05/01/42	1,022	1,226	6.875% due 02/15/21	128	129
Plains All American Pipeline, LP / PAA			Rite Aid Corp.
Finance Corp.			7.700% due 02/15/27	200	120
3.600% due 11/01/24	1,150	1,147	Roche Holdings, Inc.
PNC Bank NA			2.875% due 09/29/21 (Þ)	1,273	1,278
Series BKNT			Rockies Express Pipeline LLC
2.150% due 04/29/21	1,264	1,252	4.950% due 07/15/29 (Þ)	820	823
Precision Castparts Corp.			Rohm & Haas Co.
2.500% due 01/15/23	1,112	1,107	7.850% due 07/15/29	966	1,251
Prime Security Services Borrower LLC /
Prime Finance, Inc.			Rowan Cos. , Inc.
9.250% due 05/15/23 (Þ)	95	100	4.750% due 01/15/24	420	349
			7.375% due 06/15/25	110	98
Procter & Gamble Co. (The)
2.150% due 08/11/22	1,068	1,056	Ryder System, Inc.
			3.500% due 06/01/21	810	820
Progress Energy, Inc.
4.400% due 01/15/21	200	205	Sabine Pass Liquefaction LLC
7.750% due 03/01/31	956	1,308	Series WI
			5.750% due 05/15/24	1,800	1,975
Protective Life Global Funding			5.000% due 03/15/27	940	999
2.700% due 11/25/20 (Þ)	955	954
PSEG Power LLC			Salesforce. com, Inc.
8.625% due 04/15/31	896	1,209	3.250% due 04/11/23	390	398
			3.700% due 04/11/28	130	136
Public Service Electric & Gas Co.
3.250% due 09/01/23	800	818	Santander Holdings USA, Inc.
3.700% due 05/01/28	770	796	4.450% due 12/03/21	1,550	1,601
			4.500% due 07/17/25	100	104
PulteGroup, Inc.
6.000% due 02/15/35	263	258	Schlumberger Holdings Corp.
			4.000% due 12/21/25 (Þ)	300	309
QUALCOMM, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 393

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sealed Air Corp.			6.500% due 07/15/27 (Þ)	130	139
6.875% due 07/15/33 (Þ)	261	284	6.875% due 01/15/29 (Þ)	160	173
Sempra Energy			Teachers Insurance & Annuity
3.550% due 06/15/24	1,250	1,265	Association of America
			4.900% due 09/15/44 (Þ)	400	450
Senior Housing Properties Trust
4.750% due 02/15/28	1,378	1,253	4.375% due 09/15/54 (Ê)(Þ)	200	205
Sherwin-Williams Co. (The)			Tenet Healthcare Corp.
2.250% due 05/15/20	1,535	1,527	6.875% due 11/15/31	255	237
Series WI			Tennessee Gas Pipeline Co. LLC
3.950% due 01/15/26	1,303	1,325	8.375% due 06/15/32	1,515	2,010
Sierra Pacific Power Co.			Thermo Fisher Scientific, Inc.
			2.950% due 09/19/26	1,329	1,290
Series WI
2.600% due 05/01/26	1,246	1,191	Time Warner Cable LLC
			4.125% due 02/15/21	1,000	1,016
Smithfield Foods, Inc.			7.300% due 07/01/38	1,430	1,673
5.200% due 04/01/29 (Þ)	1,215	1,243	5.875% due 11/15/40	540	558
South Carolina Electric & Gas Co.
4.600% due 06/15/43	535	577	Time Warner Entertainment Co. , LP
			8.375% due 03/15/23	1,057	1,240
Southern California Edison Co.
Series A			Time Warner, Inc.
2.900% due 03/01/21	1,128	1,125	3.800% due 02/15/27	330	332
Southern Natural Gas Co. LLC /			TJX Cos. , Inc. (The)
Southern Natural Issuing Corp.			2.750% due 06/15/21	1,043	1,047
4.400% due 06/15/21	940	965	2.250% due 09/15/26	90	86
Southern Power Co.			Toll Brothers Finance Corp.
5.150% due 09/15/41	1,250	1,309	4.375% due 04/15/23	160	162
Southwest Airlines Co.			Toyota Motor Credit Corp.
2.650% due 11/05/20	580	579	Series GMTN
2.750% due 11/16/22	390	388	2.800% due 07/13/22	1,095	1,103
Southwestern Energy Co.			Transcontinental Gas Pipe Line Co. LLC
6.200% due 01/23/25	25	25	Series WI
Sprint Capital Corp.			7.850% due 02/01/26	830	1,041
6.875% due 11/15/28	494	473	Transocean, Inc.
8.750% due 03/15/32	1,608	1,689	7.500% due 04/15/31	113	98
Sprint Corp.			6.800% due 03/15/38	179	141
Series WI			Tyson Foods, Inc.
7.250% due 09/15/21	230	241	3.950% due 08/15/24	1,021	1,055
Sprint Spectrum Co. LLC / Sprint			Unilever Capital Corp.
Spectrum Co. II LLC / Sprint			1.375% due 07/28/21	1,082	1,055
Spectrum Co. III LLC			Union Pacific Corp.
3.360% due 09/20/21 (Þ)	1,013	1,010	3.750% due 07/15/25	280	291
4.738% due 03/20/25 (Þ)	4,070	4,147	3.950% due 09/10/28	890	935
Starbucks Corp.			4.500% due 09/10/48	730	773
3.800% due 08/15/25	1,000	1,038	Union Pacific Railroad Co. Pass-Through
Sunoco Logistics Partners Operations,			Trust
LP			Series 06-1
5.400% due 10/01/47	850	856	5.866% due 07/02/30	599	665
SunTrust Bank			United Airlines Pass-Through Trust
Series BKNT			Series B
4.050% due 11/03/25	945	994	3.650% due 01/07/26	1,742	1,724
Symantec Corp.			4.600% due 03/01/26	1,000	1,016
3.950% due 06/15/22	409	410	United Parcel Service, Inc.
Sysco Corp.			2.350% due 05/16/22	1,262	1,252
2.500% due 07/15/21	1,099	1,090	2.500% due 04/01/23	190	189
Targa Resources Partners, LP / Targa			3.050% due 11/15/27	130	130
Resources Partners Finance Corp.
4.250% due 11/15/23	120	120	United Rentals NA, Inc.
5.875% due 04/15/26	90	95	5.750% due 11/15/24	380	391
			6.500% due 12/15/26	110	118

See accompanying notes which are an integral part of the financial statements.

394 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 01/15/28	100	99	4.000% due 11/15/46	975	966
5.250% due 01/15/30	400	402	Visa, Inc.
United Technologies Corp.			3.150% due 12/14/25	600	610
1.950% due 11/01/21	1,125	1,101	4.300% due 12/14/45	1,860	2,034
3.100% due 06/01/22	1,000	1,007	VOC Escrow, Ltd.
3.650% due 08/16/23	710	727	5.000% due 02/15/28 (Þ)	310	308
4.125% due 11/16/28	260	271	Wachovia Capital Trust II
4.500% due 06/01/42	160	166	3.097% due 01/15/27 (Ê)	1,465	1,351
UnitedHealth Group, Inc.			Walgreens Boots Alliance, Inc.
2.700% due 07/15/20	1,543	1,543	3.450% due 06/01/26	1,720	1,663
3.875% due 10/15/20	100	101	Walmart, Inc.
2.875% due 12/15/21	240	241	1.900% due 12/15/20	1,203	1,192
3.875% due 12/15/28	130	136	3.700% due 06/26/28	810	849
5.700% due 10/15/40	400	487	Walt Disney Co. (The)
Universal Health Services, Inc.			2.350% due 12/01/22	1,264	1,252
4.750% due 08/01/22 (Þ)	1,164	1,174	6.650% due 11/15/37 (Þ)	200	274
Univision Communications, Inc.			6.900% due 08/15/39 (Þ)	1,283	1,815
5.125% due 02/15/25 (Þ)	380	357	Warner Media LLC
US Airways Pass-Through Trust			3.550% due 06/01/24	825	840
Series 2012-1 Class A			3.875% due 01/15/26	1,248	1,271
5.900% due 10/01/24	1,947	2,116	Washington Prime Group, LP
Series A Class A			5.950% due 08/15/24	146	135
7.125% due 10/22/23	1,791	1,997	Waste Management, Inc.
US Bancorp			3.500% due 05/15/24	1,200	1,231
2.350% due 01/29/21	1,261	1,257	WEA Finance LLC / Westfield UK &
US Bank NA			Europe Finance PLC
Series BKNT			3.250% due 10/05/20 (Þ)	1,025	1,031
3.150% due 04/26/21	7,957	8,038	Wells Fargo & Co.
Valeant Pharmaceuticals International,			2.500% due 03/04/21	2,265	2,254
Inc.			4.600% due 04/01/21	1,500	1,550
9.250% due 04/01/26 (Þ)	160	178	3.069% due 01/24/23	945	946
Valero Energy Corp.			3.813% due 10/31/23 (Ê)	7,795	7,948
10.500% due 03/15/39	800	1,296	3.750% due 01/24/24	2,545	2,622
Validus Holdings, Ltd.			3.000% due 04/22/26	1,000	977
8.875% due 01/26/40	1,538	2,252	3.000% due 10/23/26	1,670	1,624
Valmont Industries, Inc.			4.150% due 01/24/29	1,790	1,861
5.250% due 10/01/54	1,424	1,323	5.375% due 11/02/43	200	226
Verizon Communications, Inc.			4.400% due 06/14/46	160	161
3.500% due 11/01/24	30	31	4.750% due 12/07/46	2,040	2,146
2.625% due 08/15/26	150	144	Series GMTN
3.875% due 02/08/29	150	155	2.600% due 07/22/20	1,775	1,772
4.016% due 12/03/29 (Þ)	2,436	2,543	4.300% due 07/22/27	1,760	1,826
7.750% due 12/01/30	3,480	4,711	4.900% due 11/17/45	1,700	1,825
4.500% due 08/10/33	870	933	Western Midstream Operating, LP
5.250% due 03/16/37	890	1,012	4.650% due 07/01/26	240	250
5.500% due 03/16/47	50	60	Westvaco Corp.
Series WI			8.200% due 01/15/30	799	1,056
3.376% due 02/15/25	961	975	Whiting Petroleum Corp.
4.329% due 09/21/28	976	1,044	5.750% due 03/15/21	170	174
Viacom, Inc.			Williams Cos. , Inc. (The)
3.875% due 04/01/24	150	153	3.600% due 03/15/22	1,000	1,015
6.250% due 02/28/57 (Ê)	3,095	3,180	4.550% due 06/24/24	945	996
Virginia Electric & Power Co.			7.750% due 06/15/31	300	379
Series B			5.800% due 11/15/43	620	686
2.950% due 11/15/26	2,040	2,007	Series A
Series C			7.500% due 01/15/31	130	164
			Wyndham Destinations, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 395

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.625% due 03/01/21	517	536	Argentine Republic Government
Wyndham Worldwide Corp.			International Bond
4.250% due 03/01/22	51	51	5.625% due 01/26/22	2,160	1,689
Xerox Corp.			6.875% due 01/11/48	300	199
4.125% due 03/15/23	950	948	Series NY
XPO Logistics, Inc.			2.661% due 03/31/29 (~)(Ê)	1,530	801
6.500% due 06/15/22 (Þ)	140	143	Series WI
Yum! Brands, Inc.			7.500% due 04/22/26	290	218
3.875% due 11/01/23	485	483	AstraZeneca PLC
ZF NA Capital, Inc.			2.375% due 11/16/20	2,535	2,520
4.750% due 04/29/25 (Þ)	620	628	Athene Holding, Ltd.
			4.125% due 01/12/28	1,455	1,413
		762,864
International Debt - 8.0%			Banco de Bogota SA
1011778 B. C. Unlimited Liability Co.			Series EMTQ
1st Lien Term Loan B			4.375% due 08/03/27 (Þ)	1,108	1,114
4.733% due 02/17/24 (~)(Ê)	189	188	Banco de Credito del Peru
1011778 BC ULC / New Red Finance,			5.375% due 09/16/20 (Þ)	1,110	1,144
Inc.			Banco Internacional del Peru SAA
4.250% due 05/15/24 (Þ)	170	167	5.750% due 10/07/20 (Þ)	1,107	1,145
ABN AMRO Bank NV			Banco Santander SA
4.750% due 07/28/25 (Þ)	400	419	3.724% due 04/12/23 (Ê)	200	199
Abu Dhabi Government International			3.848% due 04/12/23	600	612
Bond			4.379% due 04/12/28	1,200	1,229
Series C
2.500% due 10/11/22 (Þ)	830	822	Bancolombia SA
			5.950% due 06/03/21	2,923	3,075
Actavis Funding SCS
3.450% due 03/15/22	1,350	1,357	Bangkok Bank Public Co. , Ltd.
3.800% due 03/15/25	610	616	4.800% due 10/18/20 (Þ)	1,009	1,036
AerCap Ireland Capital DAC / AerCap			Banistmo SA
Global Aviation Trust			Series MTQ0
3.300% due 01/23/23	1,270	1,255	3.650% due 09/19/22 (Þ)	1,292	1,281
Series WI			Bank of Montreal
5.000% due 10/01/21	884	919	3.803% due 12/15/32 (Ê)	120	117
Alcoa Nederland Holding BV			Series D
7.000% due 09/30/26 (Þ)	300	323	3.100% due 04/13/21	1,032	1,041
6.125% due 05/15/28 (Þ)	250	260	Bank of Nova Scotia (The)
Alibaba Group Holding, Ltd.			Series BKNT
2.800% due 06/06/23	1,440	1,424	3.125% due 04/20/21	1,250	1,262
Series WI			Banque Federative du Credit Mutuel SA
3.125% due 11/28/21	1,075	1,082	2.200% due 07/20/20 (Þ)	240	238
Alimentation Couche-Tard, Inc.			Barclays Bank PLC
3.550% due 07/26/27 (Þ)	1,287	1,264	6.278% due 12/29/49 (Ê)(ƒ)	215	224
ALROSA Finance SA			Barclays PLC
7.750% due 11/03/20 (Þ)	1,197	1,270	4.338% due 05/16/24 (Ê)	1,980	2,020
Ambac LSNI LLC			4.972% due 05/16/29 (Ê)	1,235	1,293
7.592% due 02/12/23 (~)(Ê)(Þ)	17,891	18,092	4.950% due 01/10/47	1,140	1,164
America Movil SAB de CV			Basell Finance Co. BV
3.125% due 07/16/22	1,480	1,488	8.100% due 03/15/27 (Þ)	865	1,059
Anglo American Capital PLC			BAT International Finance PLC
3.750% due 04/10/22 (Þ)	380	384	2.750% due 06/15/20 (Þ)	1,045	1,043
3.625% due 09/11/24 (Þ)	550	549	BHP Billiton Finance USA, Ltd.
4.750% due 04/10/27 (Þ)	480	496	2.875% due 02/24/22	49	50
ArcelorMittal			5.000% due 09/30/43	300	350
6.250% due 02/25/22	360	388	6.750% due 10/19/75 (Ê)(Þ)	1,600	1,800
6.125% due 06/01/25	130	145	Bluemountain CLO, Ltd.
4.550% due 03/11/26	10	10	Series 2017-2A Class A1R
			2.539% due 10/22/30 (Ê)(Þ)	2,380	2,366

See accompanying notes which are an integral part of the financial statements.

396 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BNP Paribas SA			Series WI
3.375% due 01/09/25 (Þ)	220	218	4.875% due 05/15/45	750	818
4.705% due 01/10/25 (Ê)(Þ)	1,480	1,550	DAE Funding LLC
4.625% due 03/13/27 (Þ)	450	464	5.750% due 11/15/23 (Þ)	260	272
4.400% due 08/14/28 (Þ)	1,490	1,546	Danone SA
4.375% due 03/01/33 (Ê)(Þ)	240	239	2.077% due 11/02/21 (Þ)	750	737
Series 144a			2.589% due 11/02/23 (Þ)	2,394	2,352
5.198% due 01/10/30 (Ê)(Þ)	720	785	Danske Bank A/S
Bombardier, Inc.			5.000% due 01/12/22 (Þ)	1,050	1,080
7.450% due 05/01/34 (Þ)	200	200	5.375% due 01/12/24 (Þ)	490	514
BP Capital Markets PLC			Deutsche Bank AG
3.245% due 05/06/22	1,092	1,108	4.500% due 04/01/25	693	649
Braskem Netherlands Finance BV			Deutsche Telekom International Finance
3.500% due 01/10/23 (Þ)	2,170	2,145	BV
Brazil Government International Bond			1.950% due 09/19/21 (Þ)	1,081	1,058
4.625% due 01/13/28	2,960	2,970	2.820% due 01/19/22 (Þ)	160	160
5.625% due 01/07/41	2,360	2,354	DP World PLC
5.000% due 01/27/45	2,240	2,036	5.625% due 09/25/48 (Þ)	780	823
British Telecommunications PLC			Dryden XXVIII Senior Loan Fund
9.625% due 12/15/30	200	289	Series 2017-28A Class A1LR
Brookfield Finance, Inc.			3.514% due 08/15/30 (Ê)(Þ)	3,028	3,028
4.000% due 04/01/24	1,082	1,111	ECAF, Ltd.
Canadian Imperial Bank of Commerce			Series 2015-1A Class A1
Series BKNT			3.473% due 06/15/40 (Þ)	1,806	1,798
2.100% due 10/05/20	1,098	1,091	Ecopetrol SA
3.500% due 09/13/23	2,729	2,799	5.875% due 05/28/45	910	942
Canadian Oil Sands, Ltd.			Ecuador Government International Bond
4.500% due 04/01/22 (Þ)	1,200	1,229	7.875% due 01/23/28 (Þ)	500	482
Cedar Funding VI CLO, Ltd.			Egypt Government International Bond
Series 2018-6A Class AR			5.577% due 02/21/23 (Þ)	550	545
3.682% due 10/20/28 (Ê)(Þ)	6,785	6,768	Electricite de France SA
Celulosa Arauco y Constitucion SA			6.000% due 01/22/14 (Þ)	1,180	1,281
Series WI			Empresa Electrica Angamos SA
5.500% due 11/02/47	1,297	1,307	4.875% due 05/25/29 (Þ)	1,275	1,289
Cenovus Energy, Inc.			Enbridge, Inc.
6.750% due 11/15/39	540	620	3.700% due 07/15/27	1,068	1,075
Series WI			Enel Finance International NV
4.250% due 04/15/27	2,250	2,264	4.625% due 09/14/25 (Þ)	3,005	3,124
CK Hutchison International (17) (II),			Series 658A
Ltd.			3.500% due 04/06/28 (Þ)	1,321	1,245
Series 0001			Eni SpA
2.250% due 09/29/20 (Þ)	1,103	1,093	Series X-R
Colombia Government International			4.000% due 09/12/23 (Þ)	2,930	3,004
Bond			Ensco Rowan PLC
5.625% due 02/26/44	1,220	1,369	5.200% due 03/15/25	448	360
Commonwealth Bank of Australia			5.750% due 10/01/44	151	99
3.900% due 07/12/47 (Þ)	90	90
			Equate Petrochemical BV
Cooperatieve Rabobank UA			4.250% due 11/03/26 (Þ)	460	469
4.625% due 12/01/23	900	941	Four Seasons Hotels, Ltd. 1st Lien Term
4.375% due 08/04/25	2,850	2,955	Loan B
11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	405	4.483% due 06/27/20 (Ê)	204	204
Credit Agricole SA			Gazprom OAO Via Gaz Capital SA
8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	614	4.950% due 07/19/22 (Þ)	1,100	1,139
Credit Suisse Group AG			GE Capital International Funding Co.
3.869% due 01/12/29 (Ê)(Þ)	1,020	1,012	Unlimited Co
Credit Suisse Group Funding Guernsey,			Series WI
Ltd.			2.342% due 11/15/20	3,080	3,047

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 397

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GlaxoSmithKline Capital PLC			3.900% due 03/12/24	300	306
2.850% due 05/08/22	1,611	1,615	4.500% due 11/04/24	600	617
Greenwood Park CLO, Ltd.			4.375% due 03/22/28	200	207
Series 2018-1A Class A2			4.550% due 08/16/28	600	629
3.797% due 04/15/31 (Ê)(Þ)	3,133	3,094	3.574% due 11/07/28 (Ê)	200	195
HSBC Bank PLC			6.657% due 12/31/49 (Ê)(ƒ)(Þ)	254	265
7.650% due 05/01/25	2,460	2,926	Lloyds TSB Bank PLC
HSBC Holdings PLC			6.500% due 09/14/20 (Þ)	1,175	1,224
3.400% due 03/08/21	2,000	2,020	Lukoil International Finance BV
4.250% due 08/18/25	670	688	6.125% due 11/09/20 (Þ)	2,070	2,153
3.900% due 05/25/26	1,160	1,183	4.563% due 04/24/23 (Þ)	1,025	1,053
4.583% due 06/19/29 (Ê)	1,380	1,461	LYB International Finance BV
6.250% due 12/31/99 (Ê)(ƒ)	710	726	4.000% due 07/15/23	1,033	1,066
6.500% due 12/31/99 (Ê)(ƒ)	710	722	LYB International Finance II BV
Indonesia Government International			3.500% due 03/02/27	1,296	1,262
Bond			LyondellBasell Industries NV
3.500% due 01/11/28	440	432	5.750% due 04/15/24	967	1,066
5.125% due 01/15/45 (Þ)	410	440	Madison Park Funding XXVI, Ltd.
5.250% due 01/08/47 (Þ)	200	218
4.350% due 01/11/48	490	482	Series 2017-26A Class AR
			3.782% due 07/29/30 (Ê)(Þ)	4,180	4,171
Series DmtN			Madison Park Funding XXVII, Ltd.
3.850% due 07/18/27 (Þ)	200	201
			Series 2018-27A Class A1A
Series REGS			3.499% due 04/20/30 (Ê)(Þ)	3,075	3,044
3.750% due 04/25/22	1,380	1,401
			Marks And Spencer PLC
5.125% due 01/15/45	400	429	7.125% due 12/01/37 (Þ)	1,060	1,137
ING Bank NV			Medtronic Global Holdings SCA
5.800% due 09/25/23 (Þ)	4,805	5,247	3.350% due 04/01/27	560	568
Intelsat Jackson Holdings SA Term Loan
B3			Mexico Generadora de Energia S de rl
6.229% due 11/27/23 (~)(Ê)	190	190	5.500% due 12/06/32 (Þ)	1,153	1,184
Intesa Sanpaolo SpA			Mexico Government International Bond
3.125% due 07/14/22 (Þ)	500	490	4.350% due 01/15/47	2,870	2,673
3.375% due 01/12/23 (Þ)	280	275	Mitsubishi UFJ Financial Group, Inc.
5.017% due 06/26/24 (Þ)	1,840	1,776	2.950% due 03/01/21	1,256	1,260
5.710% due 01/15/26 (Þ)	400	391	2.998% due 02/22/22	310	311
3.875% due 01/12/28 (Þ)	1,488	1,366	Mylan NV
Inversiones CMPC SA			Series WI
4.500% due 04/25/22 (Þ)	1,128	1,153	3.950% due 06/15/26	1,735	1,671
JBS Investments GmbH			Myriad International Holdings BV
6.250% due 02/05/23 (Þ)	2,420	2,456	6.000% due 07/18/20 (Þ)	1,332	1,373
KazMunajGaz			4.850% due 07/06/27 (Þ)	750	780
6.375% due 10/24/48 (Þ)	250	277	New Gold, Inc.
Kenya Government International Bond			6.250% due 11/15/22 (Þ)	1,155	1,048
7.250% due 02/28/28 (Þ)	250	248	Nigeria Government International Bond
Series REGS			6.500% due 11/28/27 (Þ)	300	295
6.875% due 06/24/24	420	428	7.143% due 02/23/30 (Þ)	320	318
Korea Southern Power Co. , Ltd.			Noble Holding International, Ltd.
3.000% due 01/29/21 (Þ)	1,029	1,028	7.950% due 04/01/25	240	211
Kuwait Government International Bond			5.250% due 03/15/42	150	93
3.500% due 03/20/27 (Þ)	1,050	1,071	8.950% due 04/01/45	146	119
LCM XXII, Ltd.			Nokia OYJ
Series 2016-22A Class A1			6.625% due 05/15/39	1,806	1,923
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,547	Nordea Bank AB
LCM XXV, Ltd.			4.875% due 05/13/21 (Þ)	600	616
Series 2017-25A Class A			NOVA Chemicals Corp.
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,271	5.250% due 06/01/27 (Þ)	1,030	1,012
Lloyds Banking Group PLC			Numericable Group SA Term Loan B12

See accompanying notes which are an integral part of the financial statements.

398 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.160% due 01/05/26 (Ê)	526	511	5.625% due 09/15/45 (Þ)	1,152	1,219
Nutrien, Ltd.			Saudi Arabian Oil Co.
3.625% due 03/15/24	1,245	1,261	3.500% due 04/16/29 (Þ)	750	737
NXP BV / NXP Funding LLC			Schlumberger Norge AS
4.625% due 06/01/23 (Þ)	1,015	1,059	Series 144a
OCP SA			4.200% due 01/15/21 (Þ)	500	510
4.500% due 10/22/25 (Þ)	330	328	Schneider Electric SE
Ontario Teachers' Cadillac Fairview			2.950% due 09/27/22 (Þ)	1,256	1,264
Properties Trust			Shackleton CLO, Ltd.
4.125% due 02/01/29 (Þ)	1,170	1,230
			Series 2016-9A Class A
Park Aerospace Holdings, Ltd.			2.863% due 10/20/28 (Ê)(Þ)	3,181	3,186
5.250% due 08/15/22 (Þ)	700	729
			Series 2018-4RA Class A1A
Pernod Ricard SA			3.597% due 04/13/31 (~)(Þ)	5,390	5,315
4.450% due 01/15/22 (Þ)	580	601
			Shell International Finance BV
5.500% due 01/15/42 (Þ)	150	171	2.375% due 08/21/22	1,270	1,260
Peru Government International Bond			2.875% due 05/10/26	220	218
6.550% due 03/14/37	10	13	4.375% due 05/11/45	550	595
5.625% due 11/18/50	660	843	4.000% due 05/10/46	1,080	1,112
Petrobras Global Finance BV			Siemens Financieringsmaatschappij NV
6.250% due 03/17/24	130	140	2.900% due 05/27/22 (Þ)	1,245	1,250
7.375% due 01/17/27	70	78	Sinopec Group Overseas Development,
Series WI			Ltd.
5.299% due 01/27/25	6,365	6,530	4.375% due 04/10/24 (Þ)	530	555
Petroleos Mexicanos			Sky, Ltd.
3.500% due 01/30/23	570	547	3.750% due 09/16/24 (Þ)	3,060	3,166
6.750% due 09/21/47	415	382	Sound Point CLO, Ltd.
Series WI			Series 2018-1A Class A
4.625% due 09/21/23	1,875	1,863	3.787% due 04/15/31 (~)(Ê)(Þ)	6,000	5,904
6.875% due 08/04/26	780	812	Southern Copper Corp.
Poland Government International Bond			6.750% due 04/16/40	60	72
5.125% due 04/21/21	1,800	1,885	5.250% due 11/08/42	2,170	2,255
Provincia de Buenos Aires			Standard Chartered PLC
6.500% due 02/15/23 (Þ)	450	330	5.700% due 03/26/44 (Þ)	700	769
7.875% due 06/15/27 (Þ)	400	266	Stars Group Holdings BV Term Loan B
Qatar Government International Bond			6.101% due 07/10/25 (~)(Ê)	40	40
4.000% due 03/14/29 (Þ)	650	677	Sumitomo Mitsui Financial Group, Inc.
4.817% due 03/14/49 (Þ)	1,420	1,525	Series 5FXD
Royal Bank of Canada			2.058% due 07/14/21	450	443
2.150% due 10/26/20	350	348	Suncor Energy, Inc.
Series GMTN			3.600% due 12/01/24	1,043	1,066
2.500% due 01/19/21	1,054	1,053	Suzano Austria GmbH
3.200% due 04/30/21	400	404	6.000% due 01/15/29 (Þ)	1,305	1,396
Royal Bank of Scotland Group PLC			7.000% due 03/16/47 (Þ)	560	622
6.125% due 12/15/22	500	535	Svenska Handelsbanken AB
3.875% due 09/12/23	2,975	3,000	Series BKNT
5.125% due 05/28/24	1,500	1,559	3.350% due 05/24/21	420	425
4.519% due 06/25/24 (Ê)	200	206	Syngenta Finance NV
4.269% due 03/22/25 (Ê)	500	510	3.933% due 04/23/21 (Þ)	590	595
7.648% due 09/30/49 (Ê)(ƒ)	284	359	Takeda Pharmaceutical Co. , Ltd.
Sands China, Ltd.			4.400% due 11/26/23 (Þ)	1,285	1,351
Series WI			5.000% due 11/26/28 (Þ)	1,325	1,450
4.600% due 08/08/23	1,760	1,817	Teck Resources, Ltd.
5.125% due 08/08/25	420	443	6.000% due 08/15/40	20	21
Sanofi			Telecom Italia Capital SA
4.000% due 03/29/21	1,254	1,286	6.375% due 11/15/33	104	101
Santander UK Group Holdings PLC			6.000% due 09/30/34	78	72

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 399

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.200% due 07/18/36	106	109	6.500% due 08/01/36	262	165
7.721% due 06/04/38	405	422	7.000% due 03/15/38	128	81
Telecom Italia SpA			Westpac Banking Corp.
5.303% due 05/30/24 (Þ)	220	219	2.300% due 05/26/20	70	70
Telefonica Emisiones SA			2.600% due 11/23/20	410	409
4.103% due 03/08/27	290	297	Woori Bank
5.213% due 03/08/47	700	723	5.875% due 04/13/21 (Þ)	1,195	1,259
Tencent Holdings, Ltd.			WPP Finance 2010
2.985% due 01/19/23 (Þ)	1,023	1,016	4.750% due 11/21/21	1,216	1,260
Tesco PLC			Ziggo Secured Finance Partnership 1st
6.150% due 11/15/37 (Þ)	100	109	Lien Term Loan E
Teva Pharmaceutical Finance Co. BV			4.973% due 04/27/25 (~)(Ê)	149	148
3.650% due 11/10/21	270	265			324,971
Series 2			Loan Agreements - 0.7%
3.650% due 11/10/21	10	10	Air Medical Group Holdings, Inc. 1st
Teva Pharmaceutical Finance			Lien Term Loan B
Netherlands III BV			5.723% due 04/28/22 (~)(Ê)	374	365
2.200% due 07/21/21	1,340	1,288	Albertsons LLC 1st Lien Term Loan B7
2.800% due 07/21/23	160	146	5.483% due 11/16/25 (~)(Ê)	192	192
Toronto-Dominion Bank (The)			Albertson's LLC Term Loan B6
3.250% due 06/11/21	480	486	5.483% due 06/22/23 (~)(Ê)	594	594
1.800% due 07/13/21	1,115	1,094	American Axle & Manufacturing, Inc.
			1st Lien Term Loan B
Total Capital Canada, Ltd.			4.730% due 04/06/24 (~)(Ê)	126	124
2.750% due 07/15/23	1,108	1,109	4.840% due 04/06/24 (Ê)	64	63
Total Capital International SA			Aramark Services, Inc. 1st Lien Term
2.750% due 06/19/21	1,081	1,085	Loan B3
Total Capital SA			4.233% due 03/11/25 (~)(Ê)	493	491
4.250% due 12/15/21	1,139	1,185	Asurion LLC 1st Lien Term Loan B7
UBS AG			5.483% due 11/03/24 (Ê)	419	420
2.450% due 12/01/20 (Þ)	3,535	3,516	Asurion LLC Term Loan B4
UBS Group Funding Switzerland AG			5.483% due 08/04/22 (~)(Ê)	599	601
3.491% due 05/23/23 (Þ)	1,000	1,006	Athenahealth, Inc. Term Loan B
4.125% due 09/24/25 (Þ)	500	518	7.197% due 02/11/26 (Ê)	750	753
4.253% due 03/23/28 (Þ)	1,250	1,300	Atlantic Aviation FBO, Inc. Term Loan B
7.000% due 12/31/99 (Ê)(ƒ)(Þ)	1,210	1,261	6.240% due 12/06/25 (Ê)	120	121
UniCredit SpA			Avolon LLC 1st Lien Term Loan B3
6.572% due 01/14/22 (Þ)	750	791	4.487% due 01/15/25 (~)(Ê)	481	480
Unitymedia Finance LLC 1st Lien Term			BCP CC Holdings Merger Sub, Inc. Term
Loan B			Loan B1
4.723% due 09/30/25 (Ê)	113	113	5.351% due 12/01/24 (Ê)	230	230
Unitymedia Finance LLC 1st Lien Term			Berry Plastics Group, Inc. 1st Lien Term
Loan D			Loan Q
4.723% due 01/15/26 (~)(Ê)	310	309	4.481% due 10/01/22 (~)(Ê)	302	301
UPCB Finance IV, Ltd.			Brickman Group, Ltd. 1st Lien Term
5.375% due 01/15/25 (Þ)	400	409	Loan B
Vale Overseas, Ltd.			5.000% due 08/10/25 (~)(Ê)	208	208
6.875% due 11/21/36	1,104	1,280	Brookfield WEC Holdings, Inc. Term
			Loan
Virgin Media Secured Finance PLC			0.000% due 08/01/25 (~)(Ê)(v)	20	20
5.250% due 01/15/21	250	258	Caesars Resort Collection LLC 1st Lien
Vodafone Group PLC			Term Loan B
2.950% due 02/19/23	1,100	1,093	5.233% due 12/22/24 (~)(Ê)	508	509
4.375% due 05/30/28	1,160	1,194	Catalent Pharma Solutions, Inc. Term
5.250% due 05/30/48	330	339	Loan B
Voya CLO, Ltd.			4.733% due 05/20/21 (~)(Ê)	223	222
			Change Healthcare Holdings LLC 1st
Series 2017-2A Class A1R			Lien Term Loan B
3.838% due 04/17/30 (Ê)(Þ)	9,480	9,471	5.233% due 03/01/24 (~)(Ê)	967	968
Weatherford International, Ltd.

See accompanying notes which are an integral part of the financial statements.

400 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Charter Communications Operating LLC			Panther BF Aggregator 2 LP Term Loan
1st Lien Term Loan B			B
4.490% due 04/30/25 (~)(Ê)	370	371	0.000% due 03/14/26 (~)(Ê)(v)	780	782
CityCenter Holdings LLC Term Loan B			Party City Holdings, Inc. 1st Lien Term
4.733% due 04/18/24 (~)(Ê)	328	327	Loan
CWGS Group LLC Term Loan B			4.990% due 08/19/22 (~)(Ê)	398	398
5.229% due 11/08/23 (~)(Ê)	499	461	PetSmart, Inc. Term Loan B2
Dell International LLC 1st Lien Term			6.730% due 03/10/22 (~)(Ê)	382	368
Loan B			Phoenix Guarantor, Inc. Term Loan
4.490% due 09/07/23 (~)(Ê)	507	507	0.500% due 02/12/26 (Ê)	39	39
Digicert Holdings, Inc. 1st Lien Term			Phoenix Guarantor, Inc. Term Loan B
Loan			6.977% due 02/08/26 (Ê)	377	379
6.483% due 10/31/24 (Ê)	970	972	Post Holdings, Inc. Incremental Term
Edelman Financial Center LLC Term			Loan B
Loan B1			4.490% due 05/24/24 (~)(Ê)	98	98
5.723% due 07/19/25 (~)(Ê)	319	320	Prime Security Services Borrower LLC
First Data Corp. 1st Lien Term Loan			Term Loan B1
4.481% due 04/26/24 (~)(Ê)	230	230	5.233% due 05/02/22 (~)(Ê)	944	945
First Data Corp. Term Loan			Regionalcare Hospital Partners, Inc.
4.481% due 07/10/22 (Ê)	19	19	Term Loan B
Focus Financial Partners LLC 1st Lien			6.987% due 11/16/25 (~)(Ê)	629	632
Term Loan B2			Reynolds Group Holdings, Inc. 1st Lien
0.000% due 07/03/24 (~)(Ê)(v)	30	30	Term Loan B
Golden Nugget, Inc. 1st Lien Term Loan			5.233% due 02/05/23 (~)(Ê)	701	702
B			RPI Finance Trust Term Loan B
5.228% due 10/04/23 (~)(Ê)	255	255	4.483% due 03/27/23 (~)(Ê)	340	341
HCA, Inc. Term Loan B10			Scientific Games International, Inc. 1st
4.483% due 03/07/25 (Ê)	519	520	Lien Term Loan B5
Hilton Worldwide Finance LLC Term			5.233% due 08/14/24 (~)(Ê)	720	718
Loan B2			Seattle SpinCo, Inc. 1st Lien Term Loan
4.227% due 10/25/23 (~)(Ê)	368	369	B3
iHeartCommunications, Inc. Exit Term			4.983% due 06/21/24 (~)(Ê)	97	96
Loan			ServiceMaster Co. LLC 1st Lien Term
0.000% due 05/01/26 (~)(Ê)(v)	150	151	Loan B
Intrawest Resorts Holdings, Inc. 1st Lien			4.983% due 11/08/23 (Ê)	22	22
Term Loan B1			SS&C Technologies, Inc. 1st Lien Term
5.483% due 06/29/24 (~)(Ê)	449	451	Loan B5
Jaguar Holding Co. II 1st Lien Term			4.733% due 04/16/25 (~)(Ê)	1,094	1,095
Loan			Station Casinos LLC 1st Lien Term
4.983% due 08/18/22 (~)(Ê)	330	327	Loan B
			4.990% due 06/08/23 (Ê)	115	115
Jane Street Group LLC Term Loan B			Sungard Availability Services Capital,
5.483% due 08/25/22 (Ê)	450	448	Inc. 1st Lien Term Loan B
Level 3 Financing, Inc. Term Loan B			12.474% due 10/01/22 (~)(Ê)	1,577	885
4.733% due 02/22/24 (~)(Ê)	962	962	TKC Holdings, Inc. 1st Lien Term Loan
LPL Holdings, Inc. Term Loan B			0.000% due 02/01/23 (~)(Ê)(v)	350	348
4.737% due 09/21/24 (~)(Ê)	90	90
M A Finance Co. LLC 1st Lien Term			Trans Union LLC 1st Lien Term Loan B3
Loan B			4.483% due 04/09/23 (~)(Ê)	216	216
4.983% due 06/21/24 (~)(Ê)	14	14	UFC Holdings LLC 1st Lien Term Loan
			0.000% due 04/30/26 (~)(Ê)(v)	500	501
McAfee LLC Term Loan B1			Univision Communications, Inc. Term
6.229% due 09/29/24 (Ê)	249	251
MGM Growth Properties LLC 1st Lien			Loan C5
			5.233% due 03/15/24 (~)(Ê)	770	740
Term Loan B			UPC Financing Partnership 1st Lien
4.483% due 04/25/23 (~)(Ê)	504	503
Michaels Stores, Inc. 1st Lien Term			Term Loan AR
			4.973% due 01/15/26 (~)(Ê)	141	141
Loan B			Valeant Pharmaceuticals International,
4.983% due 01/28/23 (~)(Ê)	132	131	Inc. Term Loan B
4.987% due 01/28/23 (Ê)	47	47	5.474% due 05/17/25 (~)(Ê)	433	435
MultiPlan, Inc. Term Loan B			VICI Properties, Inc. Term Loan B
5.351% due 05/25/23 (~)(Ê)	916	906	4.487% due 12/15/24 (~)(Ê)	60	59

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 401

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Virgin Media Bristol LLC 1st Lien Term			6.000% due 05/25/37	2,748	2,100
Loan K			Citigroup Commercial Mortgage Trust
4.973% due 01/15/26 (~)(Ê)	731	732
Western Digital Corp. 1st Lien Term			Series 2013-375P Class A
Loan B4			3.251% due 05/10/35 (Þ)	990	1,000
4.233% due 04/29/23 (~)(Ê)	408	404	Series 2013-375P Class D
			3.635% due 05/10/35 (~)(Ê)(Þ)	5,392	5,366
		26,515
Mortgage-Backed Securities - 29.2%			Series 2019-SST2 Class F
			4.973% due 12/15/36 (Ê)(Þ)	1,870	1,870
225 Liberty Street Trust
Series 2016-225L Class A			Citigroup Mortgage Loan Trust, Inc.
3.597% due 02/10/36 (Þ)	975	1,000	Series 2005-11 Class A2A
			3.630% due 10/25/35 (Ê)	29	30
A10 Securitization LLC
Series 2016-1 Class C			Series 2012-7 Class 10A2
5.750% due 03/15/35 (Þ)	4,391	4,330	3.206% due 09/25/36 (~)(Ê)(Þ)	1,380	1,399
			Series 2015-2 Class 5A1
Series 2017-AA Class B1			0.444% due 03/25/47 (Ê)(Þ)	1,445	1,444
0.015% due 05/15/36 (Þ)	6,380	6,256
Banc of America Funding Trust			Cloverleaf Cold Storage Trust
			Series 2019-CHL2 Class D
Series 2005-D Class A1			4.180% due 03/15/36 (Ê)(Þ)	10,106	10,131
3.509% due 05/25/35 (~)(Ê)	2,284	2,400
Banc of America Mortgage Trust			Cold Storage Trust
			Series 2017-ICE3 Class D
Series 2005-D Class 2A7			4.258% due 04/15/36 (Ê)(Þ)	6,181	6,183
3.195% due 05/25/35 (~)(Ê)	562	565
Bear Stearns ARM Trust			Commercial Mortgage Trust
			Series 2013-300P Class A1
Series 2004-3 Class 2A			4.353% due 08/10/30 (Þ)	950	1,002
3.063% due 07/25/34 (~)(Ê)	800	808
			Series 2013-CR6 Class B
Series 2004-5 Class 2A			3.397% due 03/10/46 (Þ)	1,355	1,344
3.465% due 07/25/34 (~)(Ê)	331	331
			Series 2013-CR9 Class ASB
Benchmark Mortgage Trust			3.834% due 07/10/45	3,691	3,770
Series 2018-B5 Class A3
3.944% due 07/15/51	9,274	9,803	Series 2014-277P Class A
			3.732% due 08/10/49 (~)(Ê)(Þ)	930	964
Series 2018-B5 Class A4
4.208% due 07/15/51	9,323	10,040	Series 2015-3BP Class A
			3.178% due 02/10/35 (Þ)	2,060	2,080
Series 2018-B7 Class A4
4.510% due 11/15/51	8,108	8,939	Series 2015-LC19 Class A4
			3.183% due 02/10/48	3,495	3,533
Series 2018-B8 Class A5
4.232% due 01/15/52	11,975	12,916	Series 2016-787S Class A
			3.545% due 02/10/36 (Þ)	975	997
BX Commercial Mortgage Trust			Series 2016-GCT Class A
Series 2018-BIOA Class D			2.681% due 08/10/29 (Þ)	971	966
3.628% due 03/15/37 (Ê)(Þ)	10,910	10,910
			Series 2018-COR3 Class A3
Series 2018-IND Class G			4.228% due 05/10/51	13,818	14,792
4.330% due 11/15/35 (Ê)(Þ)	727	732
			Core Industrial Trust
BXP Trust			Series 2019-CORE Class D
Series 2017-GM Class A			4.150% due 12/15/31 (Ê)(Þ)	7,130	7,134
3.379% due 06/13/39 (Þ)	3,835	3,879
			Countrywide Alternative Loan Trust
CAMB Commercial Mortgage Trust			Series 2005-J13 Class 2A7
Series 2019-LIFE Class F			5.500% due 11/25/35	229	203
5.050% due 12/15/37 (Ê)(Þ)	3,491	3,519
			Series 2006-13T1 Class A3
Series 2019-LIFE Class G			6.000% due 05/25/36	2,146	1,623
5.750% due 12/15/37 (Ê)(Þ)	7,883	7,962	Credit Suisse Mortgage Capital
CFCRE Commercial Mortgage Trust			Certificates
Series 2016-C3 Class A3			Series 2017-CHOP Class G
3.865% due 01/10/48	6,630	6,871	6.446% due 07/15/32 (Ê)(Þ)	1,500	1,500
CHL Mortgage Pass-Through Trust			Credit Suisse Mortgage Trust
Series 2004-11 Class 2A1			Series 2018-J1 Class A2
2.650% due 07/25/34 (~)(Ê)	798	802	3.500% due 02/25/48 (~)(Ê)(Þ)	3,665	3,619
Series 2007-4 Class 1A10			Series 2018-PLUM Class A

See accompanying notes which are an integral part of the financial statements.

402 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.720% due 08/15/20 (Ê)(Š)(Þ)	920	920	5.500% due 2037	187	206
CSAIL Commercial Mortgage Trust			5.500% due 2038	37	41
Series 2015-C3 Class A3			4.500% due 2039	338	358
3.447% due 08/15/48	270	276	6.000% due 2039	346	392
DBGS Mortgage Trust			6.000% due 2039	248	278
Series 2019-1735 Class D			4.500% due 2040	113	119
4.194% due 04/10/39 (~)(Ê)(Þ)	4,612	4,688	5.500% due 2040	3,469	3,786
DBJPM Mortgage Trust			4.000% due 2041	564	584
Series 2016-C3 Class A5			4.500% due 2041	444	469
2.890% due 09/10/49	1,630	1,608	5.000% due 2041	2,239	2,408
DBUBS Mortgage Trust			6.000% due 2041	646	723
Series 2011-LC3A Class C			3.500% due 2042	81	82
5.510% due 08/10/44 (~)(Ê)(Þ)	320	335	3.500% due 2043	3,961	4,033
Deutsche Mortgage Securities, Inc. Re-			3.500% due 2045	9,135	9,268
REMIC Trust			4.000% due 2045	5,107	5,287
Series 2007-WM1 Class A1			3.000% due 2046	4,434	4,390
4.078% due 06/27/37 (~)(Ê)(Þ)	3,247	3,288	3.500% due 2046	5,634	5,713
Fannie Mae			4.000% due 2046	9,552	9,921
4.153% due 2020	6,239	6,325	4.500% due 2046	2,936	3,129
3.500% due 2021	48	49	5.000% due 2046	1,670	1,773
4.535% due 2021	5,808	5,908	3.000% due 2047	5,680	5,626
5.500% due 2021	17	17	4.000% due 2047	17,800	18,355
2.500% due 2022	1,153	1,143	4.500% due 2047	20	21
5.500% due 2022	88	90	3.000% due 2048	873	864
2.000% due 2023	4,227	4,198	3.500% due 2048	6,269	6,334
4.500% due 2023	20	21	4.500% due 2048	30,999	32,335
5.500% due 2023	64	65	5.000% due 2048	10,423	10,985
2.500% due 2024	2,490	2,469	3.000% due 2049	2,400	2,393
5.500% due 2024	174	181	3.500% due 2049	3,239	3,272
2.500% due 2025	1,598	1,584	4.000% due 2049	29,191	29,983
4.500% due 2025	20	21	4.000% due 2056	3,921	4,056
5.500% due 2025	114	117	4.500% due 2056	1,557	1,658
2.470% due 2026	5,230	5,145	5.500% due 2056	1,368	1,482
3.500% due 2026	981	1,002	3.500% due 2057	4,320	4,353
3.000% due 2027	1,061	1,071	4.000% due 2057	342	353
3.030% due 2027	2,480	2,462	4.500% due 2057	1,337	1,418
3.040% due 2027	4,200	4,234	15 Year TBA(Ï)
3.500% due 2028	853	874	2.500%	2,500	2,474
3.625% due 2028	3,040	3,129	3.000%	2,500	2,513
3.300% due 2029	100	102	3.500%	13,600	13,881
3.660% due 2029	800	839	30 Year TBA(Ï)
3.820% due 2029	490	521	3.000%	26,765	26,428
3.830% due 2029	490	521	3.500%	32,200	32,474
3.500% due 2030	884	904	4.000%	7,400	7,594
2.600% due 2031	1,680	1,572	4.500%	29,430	30,603
5.000% due 2031	2,147	2,269	5.000%	6,405	6,746
3.500% due 2032	1,335	1,367	Series 1997-281 Class 2
3.000% due 2033	3,363	3,366	Interest Only STRIP
3.500% due 2033	2,625	2,688	9.000% due 11/25/26	9	1
5.500% due 2034	485	533	Series 2000-306 Class IO
4.500% due 2035	2,537	2,693	Interest Only STRIP
5.500% due 2035	318	350	8.000% due 05/25/30	10	2
6.000% due 2035	319	357	Series 2001-317 Class 2
4.000% due 2036	40	42	Interest Only STRIP
5.500% due 2036	628	691	8.000% due 12/25/31	15	3
3.000% due 2037	361	361	Series 2002-320 Class 2
4.000% due 2037	36	38

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 403

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/32	4	1	6.016% due 09/25/40 (Ê)	5,674	1,057
Series 2005-365 Class 12			Series 2012-35 Class SC
Interest Only STRIP			Interest Only STRIP
5.500% due 12/25/35	667	152	5.266% due 04/25/42 (Ê)	25	4
Series 2006-369 Class 8			Series 2013-54 Class BS
Interest Only STRIP			Interest Only STRIP
5.500% due 04/25/36	102	19	4.918% due 06/25/43 (Ê)	269	51
Fannie Mae Balloon			Series 2013-111 Class PL
3.160% due 05/01/29 (Š)	220	222	2.000% due 12/25/42	3,641	3,399
3.260% due 05/01/29 (Š)	380	385	Series 2013-124 Class SB
Fannie Mae Connecticut Avenue			Interest Only STRIP
Securities			4.718% due 12/25/43 (Ê)	536	90
Series 2014-C02 Class 1M2			Series 2016-23 Class ST
3.134% due 05/25/24 (Ê)	5,088	5,335
			Interest Only STRIP
Series 2014-C03 Class 1M2			5.416% due 11/25/45 (Ê)	2,803	527
4.621% due 07/25/24 (Ê)	3,362	3,592
			Series 2016-60 Class QS
Series 2014-C04 Class 1M2			Interest Only STRIP
7.116% due 11/25/24 (Ê)	5,418	6,099	5.516% due 09/25/46 (Ê)	923	134
Series 2016-C04 Class 1M2			Series 2016-61 Class BS
6.760% due 01/25/29 (Ê)	4,570	5,029
			Interest Only STRIP
Fannie Mae REMICS			5.613% due 09/25/46 (Ê)	2,493	348
Series 1997-68 Class SC			Series 2017-76 Class SB
Interest Only STRIP			Interest Only STRIP
7.945% due 05/18/27 (Ê)	13	1	4.866% due 10/25/57 (Ê)	1,700	298
Series 2003-25 Class IK			Series 2017-85 Class SC
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/33	38	10	4.963% due 11/25/47 (Ê)	529	80
Series 2003-32 Class UI			Fannie Mae-Aces
Interest Only STRIP			Series 2014-M13 Class AB2
6.000% due 05/25/33	34	8	2.951% due 08/25/24 (~)(Ê)	366	376
Series 2003-33 Class IA			Series 2016-M2 Class ABV2
Interest Only STRIP			2.131% due 01/25/23	620	612
6.500% due 05/25/33	174	38
			Series 2016-M3 Class ASQ2
Series 2003-35 Class IU			2.263% due 02/25/23	4,591	4,528
Interest Only STRIP			Series 2016-M6 Class AB2
6.000% due 05/25/33	29	6	2.395% due 05/25/26	5,745	5,654
Series 2003-35 Class UI			Series 2016-M7 Class AV2
Interest Only STRIP			2.157% due 10/25/23	11,995	11,821
6.500% due 05/25/33	38	9	Series 2019-M1 Class A2
Series 2003-64 Class JI			3.555% due 09/25/28 (~)(Ê)	2,060	2,151
Interest Only STRIP			Series 2019-M4 Class A2
6.000% due 07/25/33	19	4	3.610% due 02/25/31	390	405
Series 2005-117 Class LC			Series 2019-M5 Class A2
5.500% due 11/25/35	794	825	3.273% due 01/25/29	710	720
Series 2006-118 Class A1			Series 2019-M6 Class A2
1.621% due 12/25/36 (Ê)	25	25	3.450% due 01/01/29	780	800
Series 2007-73 Class A1			Flagstar Mortgage Trust
2.550% due 07/25/37 (Ê)	278	273	Series 2017-2 Class A5
Series 2009-70 Class PS			3.500% due 10/25/47 (~)(Ê)(Þ)	5,580	5,575
Interest Only STRIP			Series 2018-2 Class A4
6.166% due 01/25/37 (Ê)	5,653	826	3.500% due 04/25/48 (~)(Ê)(Þ)	113	112
Series 2009-96 Class DB			Freddie Mac
4.000% due 11/25/29	1,866	1,922	4.500% due 2020	1	1
Series 2010-95 Class S			8.500% due 2025	4	5
			3.500% due 2027	1,365	1,396

See accompanying notes which are an integral part of the financial statements.

404 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.500% due 2027	19	21	Series 1999-2129 Class SG
3.500% due 2030	879	900	Interest Only STRIP
3.000% due 2031	1,675	1,685	6.450% due 06/17/27 (Ê)	277	32
4.500% due 2034	142	149	Series 2000-2247 Class SC
3.000% due 2035	298	299	Interest Only STRIP
3.500% due 2035	1,544	1,574	6.962% due 08/15/30 (Ê)	10	1
5.000% due 2035	24	26	Series 2002-2463 Class SJ
3.000% due 2036	1,392	1,399	Interest Only STRIP
4.000% due 2036	80	83	7.462% due 03/15/32 (Ê)	23	4
3.000% due 2038	647	643	Series 2003-2610 Class UI
6.000% due 2038	1,021	1,135	Interest Only STRIP
4.500% due 2039	4,414	4,708	6.500% due 05/15/33	6	1
5.500% due 2039	582	632	Series 2003-2624 Class QH
5.500% due 2040	855	934	5.000% due 06/15/33	312	341
4.000% due 2041	6,435	6,679
5.500% due 2041	1,309	1,435	Series 2003-2649 Class IM
3.500% due 2043	2,395	2,435	Interest Only STRIP
			7.000% due 07/15/33	49	12
4.000% due 2044	3,822	3,978
3.500% due 2045	16,183	16,496	Series 2006-R007 Class ZA
4.000% due 2045	3,139	3,236	6.000% due 05/15/36	1,137	1,276
3.000% due 2046	1,425	1,415	Series 2011-3973 Class SA
3.500% due 2046	299	304	Interest Only STRIP
4.000% due 2046	10,531	10,906	5.331% due 12/15/41 (Ê)	92	17
4.500% due 2046	1,653	1,736	Series 2012-4045 Class HD
3.000% due 2047	4,793	4,748	4.500% due 07/15/41	1,753	1,870
3.500% due 2047	255	258	Freddie Mac Strips
4.000% due 2047	7,272	7,493	Series 1998-191 Class IO
4.500% due 2047	1,134	1,187	Interest Only STRIP
3.000% due 2048	1,997	1,974	8.000% due 01/01/28	9	2
3.500% due 2048	8,494	8,593	Series 1998-194 Class IO
4.000% due 2048	22,090	22,698	Interest Only STRIP
4.500% due 2048	8,662	9,047	6.500% due 04/01/28	18	3
5.000% due 2048	2,219	2,343	Series 2001-212 Class IO
3.000% due 2049	100	99	Interest Only STRIP
3.500% due 2049	7,953	8,044	6.000% due 05/01/31	18	4
4.000% due 2049	1,628	1,671	Series 2001-215 Class IO
4.500% due 2049	10,195	10,624	Interest Only STRIP
Freddie Mac Multifamily Structured			8.000% due 06/15/31	23	6
Pass-Through Certificates			Series 2014-334 Class S7
Series 2013-K024 Class A2			Interest Only STRIP
2.573% due 09/25/22	8,350	8,359	5.562% due 08/15/44 (Ê)	1,043	199
Series 2013-K029 Class A2			Series 2016-353 Class S1
3.320% due 02/25/23 (~)	7,940	8,154	Interest Only STRIP
Series 2015-K044 Class A2			4.773% due 12/15/46 (Ê)	473	75
2.811% due 01/25/25	3,050	3,062	Freddie Mac Structured Agency Credit
Series 2015-K051 Class A2			Risk Debt Notes
3.308% due 09/25/25	7,730	7,970	Series 2014-DN2 Class M3
Series 2016-K058 Class X1			4.124% due 04/25/24 (Ê)	2,918	3,141
Interest Only STRIP			Series 2014-HQ2 Class M3
0.930% due 08/25/26 (~)(Ê)	25,002	1,425	6.236% due 09/25/24 (Ê)	2,781	3,079
Series 2017-SR01 Class A3			Series 2015-DNA3 Class M3
3.089% due 11/25/27	370	370	7.177% due 04/25/28 (Ê)	7,081	8,127
Series 2018-K074 Class A2			Series 2015-DNA3 Class M3F
3.600% due 01/25/28	16,233	17,021	5.321% due 04/25/28 (Ê)	4,380	4,908
Series 2019-K091 Class A2			Series 2016-DNA4 Class M2
3.505% due 03/25/29	880	915	2.291% due 03/25/29 (Ê)	1,656	1,662
Freddie Mac REMICS			Series 2017-DNA1 Class B1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 405

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.729% due 07/25/29 (Ê)	830	938	Interest Only STRIP
Freddie Mac Whole Loan Securities			4.500% due 11/16/45	895	188
Trust			Series 2016-135 Class SB
Series 2016-SC01 Class M1			Interest Only STRIP
3.883% due 07/25/46 (~)(Ê)	743	730	5.558% due 10/16/46 (Ê)	327	64
Ginnie Mae I			Series 2017-H15 Class KI
2.140% due 2023	2,091	2,033
			Interest Only STRIP
2.730% due 2032	2,129	2,036	2.152% due 07/20/67 (~)(Ê)	582	74
4.500% due 2039	7,054	7,433
5.000% due 2039	2,683	2,873	Series 2017-H18 Class BI
4.500% due 2040	774	816	Interest Only STRIP
4.500% due 2041	1,411	1,487	1.627% due 09/20/67 (~)(Ê)	7,677	707
3.000% due 2042	1,681	1,681	Series 2017-H20 Class IB
4.500% due 2042	159	167	Interest Only STRIP
3.000% due 2043	815	816	1.963% due 10/20/67 (~)(Ê)(Š)	298	34
3.500% due 2048	738	754	Series 2018-H06 Class PF
			2.200% due 02/20/68 (Ê)	984	979
Ginnie Mae II
3.000% due 2042	137	137	Series 2018-H07 Class FD
3.500% due 2044	274	280	2.230% due 05/20/68 (Ê)	1,750	1,741
3.500% due 2045	122	124	GS Mortgage Securities Corp. II
3.000% due 2046	2,124	2,123	Series 2018-SRP5 Class A
3.500% due 2046	2,539	2,587	3.281% due 09/15/31 (Ê)(Þ)	2,790	2,785
3.000% due 2047	9,003	8,991	GS Mortgage Securities Trust
3.500% due 2047	2,172	2,211	Series 2012-GCJ7 Class A4
4.000% due 2047	854	880	3.377% due 05/10/45	5,334	5,390
3.000% due 2048	355	355	Series 2013-GC14 Class AAB
4.000% due 2048	962	991	3.817% due 08/10/46	2,086	2,131
4.500% due 2048	665	686	Series 2013-GC14 Class AS
5.000% due 2048	21,080	22,090	4.507% due 08/10/46 (Þ)	1,630	1,717
4.500% due 2049	8,146	8,472	Series 2016-GS2 Class A4
5.000% due 2049	6,410	6,715	3.050% due 05/10/49 (Æ)	7,865	7,842
5.500% due 2049	17,881	18,882	Hilton USA Trust
30 Year TBA(Ï)			Series 2016-HHV Class D
3.000%	2,000	1,995	4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	9,170
3.500%	16,800	17,079	Series 2016-SFP Class A
4.000%	10,300	10,608	2.828% due 11/05/35 (Þ)	1,499	1,491
4.500%	680	705	HMH Trust
Ginnie Mae REMICS			Series 2017-NSS Class E
Series 1999-27 Class SE			6.292% due 07/05/31 (Þ)	7,770	8,080
Interest Only STRIP			Hudsons Bay Simon JV Trust
8.058% due 08/16/29 (Ê)	33	6	Series 2015-HB7 Class A7
Series 2012-135 Class IO			3.914% due 08/05/34 (Þ)	3,403	3,422
Interest Only STRIP			IndyMac INDA Mortgage Loan Trust
0.611% due 01/16/53 (~)(Ê)	12,716	452	Series 2007-AR1 Class 1A1
Series 2012-H27 Class AI			3.186% due 03/25/37 (~)(Ê)	868	825
Interest Only STRIP			JPMDB Commercial Mortgage Securities
1.752% due 10/20/62 (~)(Ê)	1,237	68	Trust
Series 2013-53 Class OI			Series 2017-C7 Class XA
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	156	22	0.917% due 10/15/50 (~)(Ê)	11,593	660
			JPMorgan Chase Commercial Mortgage
Series 2014-190 Class PL			Securities Trust
3.500% due 12/20/44	4,959	5,153	Series 2004-LN2 Class B
Series 2016-21 Class ST			5.446% due 07/15/41 (~)(Ê)	917	920
Interest Only STRIP			Series 2015-MAR7 Class E
5.588% due 02/20/46 (Ê)	1,955	323	5.962% due 06/05/32 (Þ)	3,000	2,985
Series 2016-84 Class IG			Series 2016-NINE Class A

See accompanying notes which are an integral part of the financial statements.

406 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.949% due 10/06/38 (~)(Ê)(Þ)	2,305	2,258	Series 2017-237P Class XA
JPMorgan Mortgage Trust			Interest Only STRIP
Series 2005-A4 Class 1A1			0.467% due 09/13/39 (~)(Ê)(Þ)	58,208	1,580
2.991% due 07/25/35 (~)(Ê)	147	148	Series 2017-237P Class XB
Series 2017-2 Class A5			Interest Only STRIP
3.500% due 05/25/47 (~)(Ê)(Þ)	7,647	7,671	0.175% due 09/13/39 (~)(Ê)(Þ)	35,996	262
Series 2017-2 Class A6			MSCG Trust
3.000% due 05/25/47 (~)(Ê)(Þ)	12,326	12,142	Series 2015-ALDR Class A2
Series 2017-4 Class A5			3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,435
3.500% due 11/25/47 (~)(Ê)(Þ)	5,699	5,726	Nomura Resecuritization Trust
Series 2018-3 Class A1			Series 2013-1R Class 3A12
3.500% due 04/25/48 (~)(Ê)(Þ)	3,686	3,674	0.694% due 10/26/36 (Ê)(Þ)	1,295	1,286
Series 2018-4 Class A1			Series 2014-1R Class 5A3
3.500% due 10/25/48 (~)(Ê)(Þ)	23	23	0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	4,048
Series 2018-4 Class A15			Series 2015-4R Class 1A14
3.500% due 10/25/48 (~)(Ê)(Þ)	3,737	3,750	0.739% due 03/26/47 (Ê)(Þ)	5,270	3,860
Series 2018-5 Class A1			Series 2015-8R Class 4A4
3.500% due 10/25/48 (~)(Ê)(Þ)	3,566	3,546	1.369% due 11/25/47 (~)(Ê)(Þ)	6,165	4,461
Series 2018-6 Class 1A4			Series 2015-11R Class 3A2
3.500% due 12/25/48 (~)(Ê)(Þ)	10,027	10,063	2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,266
Series 2018-8 Class A15			NYT Mortgage Trust
4.000% due 01/25/49 (~)(Ê)(Þ)	3,283	3,320	Series 2019-NYT Class A
Series 2018-8 Class A5			3.700% due 11/15/35 (Ê)(Þ)	11,840	11,888
4.000% due 01/25/49 (~)(Ê)(Þ)	14,004	14,223	One Market Plaza Trust
Series 2018-9 Class A15			Series 2017-1MKT Class C
4.000% due 09/25/48 (~)(Ê)(Þ)	2,118	2,140	4.016% due 02/10/32 (Þ)	1,041	1,066
Series 2019-1 Class A6			Series 2017-1MKT Class D
4.000% due 05/25/49 (~)(Ê)(Þ)	3,922	3,966	4.146% due 02/10/32 (Þ)	2,675	2,728
LB Commercial Mortgage Trust			Series 2017-1MKT Class E
Series 2007-C3 Class AJ			4.142% due 02/10/32 (Þ)	4,080	4,095
6.116% due 07/15/44 (~)(Ê)	403	408	RBS Commercial Funding, Inc. Trust
Lone Star Portfolio Trust			Series 2013-GSP Class A
Series 2015-LSP Class E			3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,088
7.519% due 09/15/28 (Ê)(Þ)	776	781	Sequoia Mortgage Trust
ML-CFC Commercial Mortgage Trust			Series 2014-4 Class A2
Series 2007-5 Class AJ			3.500% due 11/25/44 (~)(Ê)(Þ)	522	523
5.450% due 08/12/48 (~)(Ê)	728	499	Series 2015-1 Class A1
Series 2007-5 Class AJFL			3.500% due 01/25/45 (~)(Ê)(Þ)	4,121	4,109
5.450% due 08/12/48 (~)(Ê)(Þ)	720	493	SG Commercial Mortgage Securities
Morgan Stanley Bank of America Merrill			Trust
Lynch Trust			Series 2016-C5 Class A4
Series 2015-C26 Class A3			3.055% due 10/10/48	2,870	2,830
3.211% due 10/15/48	5,055	5,105	Shops at Crystals Trust
Morgan Stanley Capital I Trust			Series 2016-CSTL Class A
Series 2007-T25 Class AJ			3.126% due 07/05/36 (Þ)	520	509
5.574% due 11/12/49 (~)(Ê)	1,573	1,591	Structured Adjustable Rate Mortgage
Series 2015-MS1 Class A4			Loan Trust
3.779% due 05/15/48 (~)(Ê)	1,360	1,416	Series 2004-12 Class 2A
Series 2016-UBS9 Class A4			2.735% due 09/25/34 (~)(Ê)	2,170	2,152
3.594% due 03/15/49	1,425	1,466	Structured Asset Mortgage Investments
			II Trust
Series 2019-BPR Class A
3.900% due 05/15/36 (Ê)(Þ)	1,220	1,228	Series 2004-AR7 Class A1B
Morgan Stanley Mortgage Capital			0.962% due 04/19/35 (Ê)	360	352
Holdings LLC Trust			Series 2004-AR8 Class A1
Series 2017-237P Class D			1.242% due 05/19/35 (Ê)	1,029	1,015
3.865% due 09/13/39 (Þ)	5,268	5,205	Tharaldson Hotel Portfolio Trust
			Series 2018-THL Class A

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 407

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
3.133% due 11/11/34 (Ê)(Þ)	705	703				3,224
Waldorf Astoria Boca Raton Trust			Non-US Bonds - 5.1%
Series 2016-BOCA Class E			Argentina POM Politica Monetaria
4.888% due 06/15/29 (Ê)(Þ)	4,000	4,002	Series POM
Washington Mutual Mortgage Pass-			70.354% due 06/21/20 (~)(Ê)	ARS	2,190	53
Through Certificates Trust			Argentine Republic Government
Series 2004-AR1 Class A			International Bond
2.783% due 03/25/34 (~)(Ê)	430	441	18.200% due 10/03/21	ARS	27,640	466
Series 2004-AR4 Class A6			Australia Government International
4.124% due 06/25/34 (~)(Ê)	3,104	3,185	Bond
Series 2005-AR6 Class 2A1A			Series 133
0.822% due 04/25/45 (Ê)	2,940	2,918	5.500% due 04/21/23	AUD	6,190	5,070
Series 2006-AR10 Class 1A1			Series 140
2.821% due 09/25/36 (~)(Ê)	2,125	2,023	4.500% due 04/21/33	AUD	1,036	956
Series 2006-AR18 Class 1A1			Brazil Notas do Tesouro Nacional
3.465% due 01/25/37 (~)(Ê)	3,997	3,670	Series NTNB
Series 2007-HY5 Class 3A1			6.000% due 05/15/45	BRL	1,146	1,174
4.322% due 05/25/37 (~)(Ê)	2,209	2,122	Series NTNF
Wells Fargo Commercial Mortgage Trust			10.000% due 01/01/21	BRL	24,012	6,584
Series 2015-NXS1 Class A5			10.000% due 01/01/23	BRL	13,998	3,884
3.148% due 05/15/48	9,930	10,010	10.000% due 01/01/25	BRL	11,122	3,098
Series 2017-RB1 Class XA			10.000% due 01/01/27	BRL	955	266
			Canadian Government International
Interest Only STRIP			Bond
1.288% due 03/15/50 (~)(Ê)	9,008	719	0.750% due 09/01/21	CAD	4,774	3,498
Wells Fargo Mortgage Backed Securities
Trust			1.500% due 06/01/23	CAD	7,462	5,557
Series 2004-CC Class A1			2.250% due 06/01/25	CAD	5,349	4,142
2.888% due 01/25/35 (~)(Ê)	868	891	1.000% due 06/01/27	CAD	5,853	4,142
Series 2005-AR7 Class 2A1			Colombian TES
3.087% due 05/25/35 (~)(Ê)	215	216	Series B
Series 2005-AR8 Class 1A1			10.000% due 07/24/24	COP	48,035,500	17,517
2.947% due 06/25/35 (~)(Ê)	1,538	1,588	6.000% due 04/28/28	COP	13,392,100	3,983
Series 2006-6 Class 1A3			Indonesia Treasury Bond
5.750% due 05/25/36	259	252	Series FR68
Series 2006-6 Class 1A8			8.375% due 03/15/34	IDR	43,754,000	3,101
5.750% due 05/25/36	368	359	Series FR77
Series 2006-8 Class A15			8.125% due 05/15/24	IDR	41,640,000	3,021
6.000% due 07/25/36	692	695	Series FR78
			8.250% due 05/15/29	IDR	55,774,000	4,031
Series 2006-11 Class A9			Japan 10 Year Government International
6.500% due 09/25/36	298	294	Bond
Series 2006-13 Class A5			Series 348
6.000% due 10/25/36	1,426	1,410	0.100% due 09/20/27	JPY	561,300	5,133
Series 2006-AR5 Class 1A1			Malaysia Government International Bond
5.202% due 04/25/36 (~)(Ê)	5,022	5,121	Series 0116
WFRBS Commercial Mortgage Trust			3.800% due 08/17/23	MYR	20,630	5,015
Series 2014-C19 Class A3			Series 0117
3.660% due 03/15/47	1,548	1,567	3.882% due 03/10/22	MYR	2,332	571
Worldwide Plaza Trust			Series 0215
Series 2017-WWP Class A			3.795% due 09/30/22	MYR	3,710	904
3.526% due 11/10/36 (Þ)	2,648	2,687	Series 0218
		1,184,434	3.757% due 04/20/23	MYR	18,085	4,398
Municipal Bonds - 0.1%			Series 0314
Municipal Electric Authority of Georgia			4.048% due 09/30/21	MYR	6,770	1,661
Revenue Bonds
6.637% due 04/01/57	2,067	2,280	Series 0315
7.055% due 04/01/57	816	944	3.659% due 10/15/20	MYR	7,064	1,715
			Series 0517

See accompanying notes which are an integral part of the financial statements.

408 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
		or Shares	$			or Shares	$
3.441% due 02/15/21	MYR	2,354	570	1.250% due 10/01/21	SGD	1,630	1,180
Mexican Bonos				3.125% due 09/01/22	SGD	1,570	1,198
Series M 20				2.750% due 07/01/23	SGD	4,818	3,652
10.000% due 12/05/24	MXN	33,360	1,922	3.000% due 09/01/24	SGD	3,923	3,027
7.500% due 06/03/27	MXN	102,460	5,212	2.375% due 06/01/25	SGD	1,250	937
Series M 30				2.125% due 06/01/26	SGD	9,161	6,756
10.000% due 11/20/36	MXN	102,735	6,207	3.500% due 03/01/27	SGD	4,046	3,269
8.500% due 11/18/38	MXN	61,980	3,283				206,702
Series M				United States Government Treasuries - 25.4%
8.000% due 06/11/20	MXN	8,710	459	United States Treasury Inflation Indexed
6.500% due 06/10/21	MXN	4,060	208	Bonds
7.750% due 05/29/31	MXN	14,850	753	0.125% due 04/15/21		47,519	47,149
7.750% due 11/13/42	MXN	286,810	13,996	0.125% due 01/15/22		5,628	5,583
8.000% due 11/07/47	MXN	58,570	2,920	0.375% due 07/15/23		55,708	55,906
Mexico Bonos de Desarrollo				0.375% due 07/15/25		31,561	31,524
Series M 30				3.375% due 04/15/32		28,627	38,443
8.500% due 11/18/38	MXN	9,000	477	2.125% due 02/15/40		11,290	14,005
New Zealand Government International				1.375% due 02/15/44		1,670	1,831
Bond				1.000% due 02/15/46		3,264	3,299
Series 0423				0.875% due 02/15/47		20,705	20,314
5.500% due 04/15/23	NZD	2,523	1,943	1.000% due 02/15/49		7,171	7,279
Series 0427				United States Treasury Notes
4.500% due 04/15/27	NZD	2,975	2,389	1.375% due 05/31/20		42,684	42,225
Series 0521				1.375% due 05/31/21		48,725	47,840
6.000% due 05/15/21	NZD	20,220	14,735	1.125% due 06/30/21		68,260	66,653
Series 0925				1.750% due 05/15/23		104,960	102,874
2.000% due 09/20/25	NZD	4,897	3,812	1.250% due 07/31/23		14,670	14,068
Norway Government International Bond				2.500% due 01/31/24		37,685	38,041
Series 475				2.125% due 03/31/24		1,145	1,137
2.000% due 05/24/23 (Þ)	NOK	50,692	6,003	2.250% due 04/30/24		810	809
Series 476				2.000% due 06/30/24		5,950	5,864
3.000% due 03/14/24 (Þ)	NOK	19,069	2,367	2.250% due 11/15/24		960	956
Series 478				2.500% due 01/31/25		19,255	19,432
1.500% due 02/19/26 (Þ)	NOK	7,636	880	2.000% due 02/15/25		14,575	14,309
Series 479				2.875% due 04/30/25		34,125	35,127
1.750% due 02/17/27 (Þ)	NOK	5,525	645	2.125% due 05/15/25		13,567	13,388
				2.000% due 08/15/25		20,643	20,197
Series 480				3.000% due 10/31/25		3,800	3,941
2.000% due 04/26/28 (Þ)	NOK	6,492	771
				2.250% due 11/15/25		13,395	13,288
Peru Government International Bond
5.700% due 08/12/24	PEN	18,063	5,822	1.625% due 02/15/26		15,962	15,195
6.900% due 08/12/37	PEN	11,051	3,728	2.625% due 04/30/26		31,910	32,377
				1.625% due 05/15/26		9,755	9,266
Poland Government International Bond				1.500% due 08/15/26		15,086	14,165
Series 0725				2.375% due 05/15/27		11,540	11,482
3.250% due 07/25/25	PLN	6,862	1,864	2.250% due 08/15/27		150	148
Series 0922				2.250% due 11/15/27		58,465	57,478
5.750% due 09/23/22	PLN	10,740	3,152	2.750% due 02/15/28		680	695
Russian Federal Bond - OFZ				5.500% due 08/15/28		3,927	4,902
Series 6207				2.625% due 02/15/29		73,160	73,915
8.150% due 02/03/27	RUB	192,010	3,020	4.500% due 05/15/38		4,650	5,885
Series 6212				3.750% due 11/15/43		18,660	21,447
7.050% due 01/19/28	RUB	76,616	1,122	3.125% due 08/15/44		3,440	3,570
Series 6219				2.875% due 08/15/45		19,475	19,314
7.750% due 09/16/26	RUB	206,670	3,172	3.000% due 11/15/45		8,500	8,633
Singapore Government International				3.000% due 05/15/47		3,175	3,219
Bond
2.000% due 07/01/20	SGD	2,663	1,960	2.750% due 08/15/47		22,455	21,647
2.250% due 06/01/21	SGD	4,528	3,351	2.750% due 11/15/47		8,130	7,835

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 409

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
		or Shares	$			or Shares		$
3.000% due 02/15/48		8,105	8,203	Glencore Funding LLC
3.125% due 05/15/48		5,380	5,579	2.875% due 04/16/20 (Þ)		120		120
3.000% due 08/15/48		25,830	26,145
3.375% due 11/15/48		7,385	8,038	ING Bank NV
3.000% due 02/15/49		2,420	2,452	2.500% due 10/01/19 (Þ)		240		240
			1,027,072	Jackson National Life Global Funding
Total Long-Term Investments				2.882% due 04/27/20 (Ê)(Þ)		13,365		13,381
(cost $3,704,477)			3,739,042	Malaysia Government International Bond
				Series 0414
				3.654% due 10/31/19	MYR	11,660		2,825
Common Stocks - 0.0%				Mizuho Bank, Ltd.
Financial Services - 0.0%				2.613% due 05/07/19 (~)		6,250		6,247
Escrow GM Corp. (Š)		420,000	—
Total Common Stocks				Morgan Stanley
				Series GMTN
(cost $—)			—	7.300% due 05/13/19		1,000		1,001
				Navient Corp.
Short-Term Investments - 9.4%				Series MTN
AerCap Ireland Capital DAC / AerCap				8.000% due 03/25/20		500		518
Global Aviation Trust				Northwest Airlines Pass-Through Trust
Series WI				Series 07-1
3.750% due 05/15/19		400	400	7.027% due 11/01/19		1,668		1,699
Altria Group, Inc.				Philip Morris International, Inc.
9.250% due 08/06/19		1,343	1,365	1.875% due 11/01/19		780		777
America Movil SAB de CV
				2.000% due 02/21/20		5,455		5,425
5.000% due 03/30/20		1,051	1,072	Reliance Standard Life Global Funding
Athene Global Funding				II
2.750% due 04/20/20 (Þ)		3,785	3,780	2.500% due 01/15/20 (Þ)		2,095		2,089
Australia Government International				Royal Bank of Scotland Group PLC
Bond
Series 126				6.400% due 10/21/19		1,000		1,016
4.500% due 04/15/20	AUD	4,713	3,419	Santander PLC
Banco Santander				2.375% due 03/16/20		210		209
2.921% due 05/01/19 (ç)(~)		6,080	6,080	Shell International Finance BV
				4.375% due 03/25/20		100		102
Boeing Co. (The)				Singapore Government International
4.875% due 02/15/20		700	711	Bond
Canadian Oil Sands, Ltd.				1.625% due 10/01/19	SGD	490		360
7.750% due 05/15/19 (Þ)		2,590	2,594	Sumitomo Mitsui Banking Corp.
Commonwealth Bank of Australia				2.540% due 07/29/19 (ž)		8,660		8,660
5.000% due 10/15/19 (Þ)		200	202	Telefonica Emisiones SA
Cooperatieve Rabobank UA				5.134% due 04/27/20		250		255
4.750% due 01/15/20 (Þ)		610	619	Teva Pharmaceutical Finance
Daimler Finance NA LLC				Netherlands III BV
1.750% due 10/30/19 (Þ)		3,340	3,322	1.700% due 07/19/19		150		149
				U. S. Cash Management Fund(@)	171,902,836		(8)	171,937
2.300% due 01/06/20 (Þ)		4,160	4,142	United States Treasury Bills
EOG Resources, Inc.				2.314% due 05/23/19 (ž)		17,016		16,991
2.450% due 04/01/20		680	678
Federal Home Loan Bank				2.398% due 06/20/19 (ž)		16,866		16,810
2.125% due 02/11/20		360	359	0.258% due 06/25/19 (ž)		725		725
General Electric Co.				2.428% due 08/15/19 (ž)(§)		19,260		19,125
Series GMTN				2.432% due 09/12/19 (ž)		24,790		24,571
5.500% due 01/08/20		50	51

See accompanying notes which are an integral part of the financial statements.

410 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
2.433% due 10/10/19 (~)(§)	300	297
2.432% due 11/07/19 (~)	25,916	25,592
2.363% due 12/05/19 (~)(§)	600	592
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20	31,416	31,653
Williams Cos. , Inc. (The)
5.250% due 03/15/20	190	194
Total Short-Term Investments
(cost $382,809)		382,354

Total Investments 101.7%
(identified cost $4,087,286)		4,121,396

Other Assets and Liabilities,
Net - (1.7%)		(68,025)

Net Assets - 100.0%		4,053,371

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 411

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
17.3%
1011778 BC ULC / New Red Finance, Inc.	03/15/19	170,000	99.19	169	167
225 Liberty Street Trust	02/17/16	975,000	102.56	1,000	1,000
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,330
A10 Securitization LLC	06/23/17	6,379,911	100.00	6,380	6,256
ABN AMRO Bank NV	06/16/16	400,000	102.78	411	419
Abu Dhabi Government International Bond	10/03/17	830,000	99.77	828	822
ACE Securities Corp. Mortgage Loan Trust	03/08/17	3,728,640	93.48	3,486	3,432
Alcoa Nederland Holding BV	10/18/16	300,000	102.96	309	323
Alcoa Nederland Holding BV	08/21/18	250,000	103.78	259	260
Alimentation Couche-Tard, Inc.	09/19/17	1,287,000	100.84	1,298	1,264
ALROSA Finance SA	09/05/18	1,197,000	104.53	1,251	1,270
Ambac LSNI LLC	05/04/16	17,890,993	100.60	17,997	18,091
American Tower Trust #1	01/05/17	1,825,000	99.83	1,822	1,820
Anglo American Capital PLC	04/04/17	380,000	100.15	381	384
Anglo American Capital PLC	05/19/17	480,000	101.13	485	496
Anglo American Capital PLC	09/06/17	550,000	100.36	552	549
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	2,069,000	97.36	2,026	2,078
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	11/08/18	390,000	95.59	373	395
Apollo Management Holdings, LP	05/24/16	1,130,000	99.93	1,129	1,153
Apollo Management Holdings, LP	02/26/18	930,000	99.81	928	938
Apollo Management Holdings, LP	03/08/18	1,345,000	99.51	1,338	1,340
Applebee's Funding LLC / IHOP Funding LLC	09/09/16	1,629,375	101.29	1,650	1,625
Athene Global Funding	04/17/17	3,785,000	100.00	3,785	3,780
Banco de Bogota SA	09/22/17	1,108,000	100.60	1,115	1,114
Banco de Credito del Peru	11/01/18	1,110,000	102.31	1,136	1,144
Banco Internacional del Peru SAA	11/01/18	1,107,000	102.79	1,138	1,145
Bangkok Bank Public Co. , Ltd.	07/02/18	1,009,000	101.81	1,027	1,036
Banistmo SA	12/07/17	1,292,000	100.36	1,297	1,281
Banque Federative du Credit Mutuel SA	03/20/18	240,000	98.86	237	238
Basell Finance Co. BV	02/15/19	865,000	120.56	1,043	1,059
BAT International Finance PLC	09/20/17	1,045,000	100.67	1,052	1,043
Bausch Health Cos. , Inc.	12/04/17	260,000	101.32	263	288
Bayer US Finance II LLC	06/18/18	700,000	99.32	695	703
Bayer US Finance II LLC	06/19/18	1,968,000	100.08	1,969	1,978
Bayer US Finance II LLC	08/14/18	1,940,000	89.21	1,731	1,662
Bayer US Finance LLC	06/18/18	3,238,000	96.36	3,121	3,170
BCAP LLC Trust	11/26/13	1,005,890	104.01	1,046	1,023
BCAP LLC Trust	03/10/14	172,159	104.34	180	173
BCAP LLC Trust	07/21/16	6,238,393	74.70	4,660	5,720
BCAP LLC Trust	03/20/17	4,723,675	85.32	4,030	4,526
Beacon Escrow Corp.	10/30/17	140,000	101.15	142	135
Berry Global, Inc.	08/20/18	60,000	93.99	56	58
BHP Billiton Finance USA, Ltd.	06/16/16	1,600,000	109.18	1,747	1,800
Blackbird Capital Aircraft Lease Securitization, Ltd.	11/04/16	7,453,438	99.06	7,383	7,309
Blue Racer Midstream LLC / Blue Racer Finance Corp.	02/25/19	170,000	102.15	174	172
Bluemountain CLO, Ltd.	01/18/18	2,380,000	100.72	2,397	2,366
BMW US Capital LLC	03/20/18	80,000	96.93	78	78
BNP Paribas SA	03/08/17	450,000	99.34	447	464
BNP Paribas SA	06/01/18	240,000	95.26	229	239
BNP Paribas SA	08/07/18	1,490,000	99.49	1,482	1,546
BNP Paribas SA	01/03/19	720,000	100.21	722	785
BNP Paribas SA	01/03/19	1,480,000	99.99	1,480	1,550
BNP Paribas SA	01/08/19	220,000	93.35	205	218
Bombardier, Inc.	10/27/17	200,000	100.05	200	200
Braskem Netherlands Finance BV	10/04/17	2,170,000	99.32	2,155	2,145
Broadcom, Inc.	03/29/19	2,165,000	99.27	2,149	2,140
Broadcom, Inc.	03/29/19	1,605,000	99.89	1,603	1,603
BX Commercial Mortgage Trust	03/05/19	727,279	100.50	731	732
BX Commercial Mortgage Trust	04/18/19	10,910,000	100.06	10,917	10,910
BXP Trust	10/30/17	3,835,000	101.12	3,878	3,879
CAL Funding III, Ltd.	06/28/17	4,288,317	99.99	4,288	4,297
CAMB Commercial Mortgage Trust	01/25/19	7,883,000	100.00	7,883	7,962
CAMB Commercial Mortgage Trust	01/25/19	3,491,000	100.00	3,491	3,519

See accompanying notes which are an integral part of the financial statements.

412 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Canadian Oil Sands, Ltd.	03/22/16	2,590,000	100.06	2,592	2,594
Canadian Oil Sands, Ltd.	04/25/16	1,200,000	100.39	1,196	1,229
Cantor Fitzgerald, L. P.	04/24/19	1,550,000	99.71	1,545	1,552
Carlyle Holdings II Finance LLC	02/10/17	530,000	96.70	513	535
CCO Holdings LLC / CCO Holdings Capital Corp.	06/16/16	760,000	100.96	767	787
CCO Holdings LLC / CCO Holdings Capital Corp.	08/14/18	110,000	95.44	105	112
Cedar Funding VI CLO, Ltd.	10/02/18	6,785,000	100.00	6,785	6,768
Centene Corp.	08/24/18	110,000	103.36	114	115
Cigna Corp.	09/06/18	300,000	100.00	300	303
Cigna Corp.	09/06/18	880,000	100.48	884	908
Cigna Corp.	09/06/18	1,245,000	99.92	1,244	1,287
Cigna Corp.	09/06/18	800,000	99.95	800	815
Cigna Corp.	09/06/18	8,895,000	99.95	8,889	8,926
Citigroup Commercial Mortgage Trust	02/11/16	990,000	102.39	1,014	1,000
Citigroup Commercial Mortgage Trust	04/15/16	5,391,569	98.29	5,299	5,366
Citigroup Commercial Mortgage Trust	02/21/19	1,870,000	100.00	1,870	1,870
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,379,752	89.75	1,238	1,399
Citigroup Mortgage Loan Trust, Inc.	02/01/17	1,445,261	97.73	1,412	1,444
CK Hutchison International (17) (II), Ltd.	01/02/19	1,103,000	98.61	1,088	1,093
Cloverleaf Cold Storage Trust	03/15/19	10,106,000	100.00	10,106	10,131
Cold Storage Trust	05/01/17	6,181,000	100.08	6,186	6,183
Commercial Mortgage Trust	01/13/16	930,000	103.30	961	964
Commercial Mortgage Trust	01/22/16	950,000	106.39	1,011	1,002
Commercial Mortgage Trust	01/25/16	2,060,000	102.17	2,105	2,080
Commercial Mortgage Trust	02/19/16	975,000	102.55	1,000	997
Commercial Mortgage Trust	07/25/16	971,000	102.38	994	966
Commercial Mortgage Trust	11/21/16	1,354,600	100.83	1,366	1,344
Commonwealth Bank of Australia	06/14/16	200,000	101.51	203	202
Commonwealth Bank of Australia	07/06/17	90,000	99.64	90	90
Cooperatieve Rabobank UA	06/13/16	400,000	121.85	487	405
Cooperatieve Rabobank UA	03/23/18	610,000	101.22	617	619
Core Industrial Trust	03/01/19	7,130,000	100.00	7,130	7,134
Cott Holdings, Inc.	03/08/17	260,000	100.00	260	263
Cox Communications, Inc.	05/31/17	2,190,000	108.02	2,366	2,447
Cox Communications, Inc.	05/15/18	1,180,000	97.74	1,153	1,188
Credit Agricole SA	06/14/16	600,000	113.36	680	614
Credit Suisse Group AG	05/31/18	1,020,000	95.09	970	1,012
Credit Suisse Mortgage Capital Certificates	06/20/17	1,500,000	99.55	1,493	1,500
Credit Suisse Mortgage Trust	06/26/18	3,665,464	97.62	3,578	3,619
Credit Suisse Mortgage Trust	09/19/18	920,000	100.00	920	920
CSC Holdings LLC	03/06/19	360,000	102.66	370	368
DAE Funding LLC	11/01/18	260,000	100.00	260	272
Daimler Finance NA LLC	10/26/16	3,340,000	99.98	3,339	3,322
Daimler Finance NA LLC	01/03/17	4,160,000	99.99	4,160	4,142
Daimler Finance NA LLC	03/20/18	150,000	99.28	149	149
Daimler Finance NA LLC	04/30/18	6,955,000	99.92	6,949	7,007
Daimler Finance NA LLC	02/04/19	1,054,000	99.26	1,046	1,051
Danone SA	10/26/16	750,000	100.00	750	737
Danone SA	10/26/16	2,394,000	98.91	2,366	2,352
Danske Bank A/S	01/11/19	1,050,000	101.10	1,062	1,080
Danske Bank A/S	01/11/19	490,000	99.81	489	514
DBGS Mortgage Trust	04/03/19	4,612,000	101.45	4,679	4,688
DBUBS Mortgage Trust	09/14/16	320,000	110.84	355	335
DCP Midstream LLC	04/02/18	288,000	110.23	317	300
Dell International LLC / EMC Corp.	06/15/16	620,000	101.11	627	635
Dell International LLC / EMC Corp.	10/06/16	1,190,000	120.04	1,429	1,464
Dell International LLC / EMC Corp.	10/18/16	630,000	107.93	680	667
Deutsche Mortgage Securities, Inc. Re-REMIC Trust	01/04/17	3,247,129	100.65	3,268	3,288
Deutsche Telekom International Finance BV	03/28/18	160,000	98.73	158	160
Deutsche Telekom International Finance BV	05/02/18	1,081,000	96.82	1,047	1,058
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	03/06/18	1,500,000	121.55	1,823	1,809
DP World PLC	09/19/18	780,000	98.61	769	823
Dresdner Funding Trust I	10/17/16	250,000	117.11	293	320
Dryden XXVIII Senior Loan Fund	08/03/17	3,028,000	100.00	3,028	3,028

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 413

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
ECAF, Ltd.	08/09/18	1,805,889	99.21	1,792	1,798
Ecuador Government International Bond	01/18/18	500,000	100.00	500	482
Egypt Government International Bond	02/13/18	550,000	100.00	550	545
Electricite de France SA	10/01/18	1,180,000	97.67	1,152	1,281
EMD Finance LLC	04/22/19	1,282,000	98.10	1,258	1,265
Empresa Electrica Angamos SA	09/22/17	1,274,548	102.03	1,300	1,289
Enel Finance International NV	01/05/18	1,321,000	98.05	1,295	1,245
Enel Finance International NV	09/11/18	3,005,000	99.42	2,988	3,124
Eni SpA	09/05/18	2,930,000	99.53	2,916	3,004
Equate Petrochemical BV	10/27/16	460,000	99.04	456	469
Farmers Exchange Capital III	10/01/14	975,000	98.22	958	971
First Data Corp.	06/13/16	500,000	101.48	507	511
Flagstar Mortgage Trust	10/26/17	5,580,239	101.43	5,660	5,575
Flagstar Mortgage Trust	04/13/18	113,019	98.59	111	112
Fox Corp.	01/15/19	260,000	100.00	260	270
Fox Corp.	01/15/19	470,000	101.25	476	506
Fox Corp.	01/17/19	390,000	105.36	411	435
Fox Corp.	03/06/19	120,000	106.62	128	136
Fresenius Medical Care US Finance II, Inc.	09/19/17	1,113,000	108.03	1,202	1,182
Gazprom OAO Via Gaz Capital SA	03/06/19	1,100,000	101.87	1,121	1,139
Glencore Funding LLC	02/07/17	240,000	101.86	244	245
Glencore Funding LLC	03/21/17	820,000	98.98	812	804
Glencore Funding LLC	03/21/18	120,000	99.66	120	120
Glencore Funding LLC	01/16/19	280,000	94.02	263	270
Glencore Funding LLC	01/30/19	230,000	97.24	224	228
Glencore Funding LLC	03/05/19	1,010,000	99.79	1,008	1,024
Greenwood Park CLO, Ltd.	02/28/18	3,133,000	100.14	3,137	3,094
GS Mortgage Securities Corp. II	06/06/18	2,790,000	100.00	2,790	2,785
GS Mortgage Securities Trust	07/20/16	1,630,000	112.21	1,829	1,717
GSAA Trust	10/21/15	1,761,600	87.00	1,533	1,720
Hanesbrands, Inc.	08/10/18	40,000	97.88	39	40
Hanesbrands, Inc.	08/13/18	160,000	96.72	155	160
Helios Issuer LLC	12/14/18	990,817	100.65	997	1,024
Hertz Vehicle Financing II, LP	01/10/19	3,800,000	98.02	3,725	3,754
Hertz Vehicle Financing II, LP	01/29/19	4,505,000	100.07	4,508	4,564
Hilton Domestic Operating Co. , Inc.	08/13/18	100,000	99.49	99	102
Hilton USA Trust	11/22/16	9,138,000	95.12	8,692	9,170
Hilton USA Trust	05/26/17	1,499,000	99.70	1,495	1,491
HMH Trust	06/09/17	7,770,000	99.99	7,769	8,080
Hudsons Bay Simon JV Trust	09/09/16	3,403,000	105.32	3,584	3,422
IFM (US) Colonial Pipeline 2 LLC	11/06/18	188,000	104.08	196	194
Indonesia Government International Bond	09/26/17	200,000	103.31	207	201
Indonesia Government International Bond	09/26/17	410,000	111.15	456	440
Indonesia Government International Bond	09/26/17	200,000	114.00	228	218
ING Bank NV	06/16/16	4,805,000	107.66	5,214	5,247
ING Bank NV	03/21/18	240,000	99.80	240	240
Intesa Sanpaolo SpA	06/13/16	1,840,000	95.22	1,757	1,776
Intesa Sanpaolo SpA	07/10/17	500,000	99.90	499	490
Intesa Sanpaolo SpA	11/03/17	400,000	101.34	405	391
Intesa Sanpaolo SpA	01/05/18	280,000	99.80	279	275
Intesa Sanpaolo SpA	08/02/18	1,488,000	87.39	1,300	1,366
Inversiones CMPC SA	09/22/17	1,128,000	103.64	1,169	1,153
Irwin Home Equity Loan Trust	06/30/15	1,535,984	102.07	1,568	1,571
Jackson National Life Global Funding	12/02/15	1,165,000	99.97	1,165	1,162
Jackson National Life Global Funding	04/23/18	13,365,000	100.00	13,365	13,381
JBS Investments GmbH	02/08/17	2,420,000	98.90	2,393	2,456
JPMorgan Chase Commercial Mortgage Securities Trust	08/04/16	3,000,000	97.74	2,932	2,985
JPMorgan Chase Commercial Mortgage Securities Trust	10/30/17	2,305,000	98.86	2,279	2,258
JPMorgan Mortgage Trust	05/22/17	7,646,540	103.19	7,890	7,671
JPMorgan Mortgage Trust	10/18/17	5,698,884	101.84	5,804	5,726
JPMorgan Mortgage Trust	03/23/18	3,686,323	98.60	3,635	3,674
JPMorgan Mortgage Trust	04/25/18	7,326,392	98.84	7,289	7,319
JPMorgan Mortgage Trust	08/16/18	17,287,330	100.50	17,346	17,543
JPMorgan Mortgage Trust	09/20/18	2,117,622	100.55	2,129	2,140

See accompanying notes which are an integral part of the financial statements.

414 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
JPMorgan Mortgage Trust	01/01/19		3,921,538	100.76	3,951	3,966
JPMorgan Mortgage Trust	03/06/19		10,026,577	99.94	10,020	10,063
JPMorgan Mortgage Trust	03/08/19		12,326,376	98.04	12,085	12,142
KazMunajGaz	04/17/18		250,000	99.02	248	277
Kenya Government International Bond	02/21/18		250,000	100.00	250	248
Keurig Dr Pepper, Inc.	09/17/18		2,240,000	99.45	2,228	2,308
KKR Group Finance Co. II LLC	06/14/16		50,000	104.51	52	54
KKR Group Finance Co. III LLC	03/11/15		675,000	100.00	675	701
Korea Southern Power Co. , Ltd.	09/06/18		1,029,000	99.16	1,020	1,028
Kraft Heinz Foods Co.	10/07/15		2,344,000	105.62	2,454	2,412
Kuwait Government International Bond	03/13/17		1,050,000	99.20	1,042	1,071
Lamb Weston Holdings, Inc.	12/01/16		350,000	99.70	349	355
Land O' Lakes, Inc.	06/22/16		1,735,000	103.84	1,802	1,787
LCM XXII, Ltd.	07/05/17		7,523,000	101.27	7,618	7,547
LCM XXV, Ltd.	07/10/17		5,278,000	100.00	5,278	5,271
Lloyds Banking Group PLC	03/01/18		254,000	116.23	295	265
Lloyds TSB Bank PLC	12/07/17		1,175,000	104.95	1,233	1,224
Lone Star Portfolio Trust	05/24/18		776,433	100.92	784	781
Lukoil International Finance BV	03/22/17		2,070,000	104.03	2,153	2,153
Lukoil International Finance BV	09/19/17		1,025,000	103.30	1,059	1,053
Madison Park Funding XXVI, Ltd.	09/05/17		4,180,000	100.00	4,180	4,171
Madison Park Funding XXVII, Ltd.	12/11/18		3,075,000	98.55	3,030	3,044
Marks And Spencer PLC	11/06/17		1,060,000	117.43	1,245	1,137
Mars, Inc.	03/26/19		730,000	99.63	727	729
Mars, Inc.	03/26/19		1,140,000	99.71	1,137	1,125
Mars, Inc.	03/26/19		290,000	99.93	290	287
MassMutual Global Funding II	09/19/17		4,900,000	99.94	4,896	4,857
Metropolitan Life Global Funding I	11/23/15		1,870,000	100.60	1,881	1,865
Metropolitan Life Global Funding I	04/04/18		8,160,000	99.75	8,139	8,154
Mexico Generadora de Energia S de rl	09/22/17		1,153,338	105.84	1,221	1,184
ML-CFC Commercial Mortgage Trust	08/05/16		720,322	82.01	591	493
Morgan Stanley Capital I Trust	04/24/19		1,220,000	100.00	1,220	1,228
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		35,996,000	0.73	262	262
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		58,208,000	2.71	1,578	1,580
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17		5,268,000	98.58	5,193	5,205
MSCG Trust	05/19/15		1,435,000	101.47	1,456	1,435
Mutual of Omaha Insurance Co.	07/14/14		1,125,000	99.82	1,123	1,132
Myriad International Holdings BV	06/29/17		750,000	100.00	750	780
Myriad International Holdings BV	09/21/17		1,332,000	103.72	1,382	1,373
Navient Student Loan Trust	02/07/19		1,390,000	101.51	1,411	1,405
Navient Student Loan Trust	02/11/19		740,000	99.96	740	750
NCL Corp. , Ltd.	12/07/16		170,000	100.21	170	172
Nestle Holdings, Inc.	03/04/19		1,027,000	100.64	1,034	1,038
New Gold, Inc.	10/22/18		1,155,000	88.49	1,022	1,048
NGPL PipeCo LLC	06/23/17		227,000	118.30	269	279
NGPL PipeCo LLC	07/25/17		900,000	100.17	902	923
Nigeria Government International Bond	11/20/17		300,000	100.00	300	295
Nigeria Government International Bond	02/15/18		320,000	100.00	320	318
Nissan Motor Acceptance Corp.	02/05/19		1,060,000	98.13	1,040	1,046
Nomura Resecuritization Trust	11/19/13		1,295,464	72.70	942	1,286
Nomura Resecuritization Trust	11/07/14		4,173,000	85.25	3,557	4,048
Nomura Resecuritization Trust	10/23/15		1,272,000	93.17	1,185	1,266
Nomura Resecuritization Trust	07/20/16		6,164,747	44.93	2,770	4,461
Nomura Resecuritization Trust	07/22/16		5,270,000	58.54	3,085	3,860
Nordea Bank AB	06/16/16		600,000	104.50	627	616
Northern Natural Gas Co.	08/02/18		1,025,000	98.17	1,006	1,052
Northern Natural Gas Co.	03/28/19		295,000	102.47	302	302
Norway Government International Bond	01/18/19	NOK	7,636,000	11.56	882	880
Norway Government International Bond	01/18/19	NOK	5,525,000	11.72	648	645
Norway Government International Bond	01/18/19	NOK	6,492,000	11.88	771	771
Norway Government International Bond	01/18/19	NOK	50,692,000	11.90	6,034	6,003
Norway Government International Bond	01/18/19	NOK	19,069,000	12.51	2,385	2,367
NOVA Chemicals Corp.	08/22/17		1,030,000	98.71	1,017	1,012
Nuveen LLC	03/11/19		500,000	104.45	522	532

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 415

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
NXP BV / NXP Funding LLC	02/05/19	1,015,000	102.34	1,039	1,059
NYT Mortgage Trust	01/11/19	11,840,000	100.00	11,840	11,888
OCP SA	06/16/16	330,000	97.62	322	328
One Market Plaza Trust	02/15/17	2,675,000	100.64	2,692	2,728
One Market Plaza Trust	02/15/17	1,041,000	102.76	1,070	1,066
One Market Plaza Trust	02/15/17	4,080,000	97.81	3,991	4,095
Ontario Teachers' Cadillac Fairview Properties Trust	01/28/19	1,170,000	99.86	1,168	1,230
Pacific Life Insurance Co.	10/17/17	610,000	99.92	609	560
Park Aerospace Holdings, Ltd.	09/28/17	700,000	102.73	719	729
Pernod Ricard SA	06/13/16	580,000	105.00	609	601
Pernod Ricard SA	06/16/16	150,000	118.63	178	171
PFCA Home Equity Investment Trust	12/12/17	1,565,685	99.63	1,560	1,577
Prime Security Services Borrower LLC / Prime Finance, Inc.	10/18/16	95,000	105.79	100	100
Protective Life Global Funding	11/19/15	955,000	99.97	955	954
Provincia de Buenos Aires	02/08/17	400,000	98.75	395	266
Provincia de Buenos Aires	02/08/17	450,000	99.72	449	330
Qatar Government International Bond	03/06/19	1,420,000	100.00	1,420	1,525
Qatar Government International Bond	03/06/19	650,000	99.65	648	677
RBS Commercial Funding, Inc. Trust	01/19/16	1,055,000	104.05	1,098	1,088
Reliance Holding USA, Inc.	12/08/17	1,238,000	102.58	1,270	1,260
Reliance Standard Life Global Funding II	01/07/15	2,095,000	99.78	2,093	2,089
Resorts World Las Vegas LLC / RWLV Capital, Inc.	04/02/19	750,000	99.28	745	744
Roche Holdings, Inc.	01/05/18	1,273,000	100.89	1,284	1,278
Rockies Express Pipeline LLC	04/03/19	820,000	99.96	820	823
Santander UK Group Holdings PLC	10/02/18	1,152,000	102.95	1,186	1,219
Saudi Arabian Oil Co.	04/09/19	750,000	99.52	746	737
Schlumberger Holdings Corp.	06/15/16	300,000	104.87	315	309
Schlumberger Norge AS	06/15/16	500,000	103.40	517	510
Schneider Electric SE	04/22/19	1,256,000	100.20	1,259	1,264
Sealed Air Corp.	09/05/17	261,000	116.76	305	284
Sequoia Mortgage Trust	10/21/16	4,120,618	103.10	4,249	4,109
Sequoia Mortgage Trust	08/22/17	522,024	102.42	535	523
Shackleton CLO, Ltd.	11/07/17	3,181,000	101.01	3,213	3,186
Shackleton CLO, Ltd.	04/04/18	5,390,000	100.00	5,390	5,315
Shops at Crystals Trust	03/08/18	520,000	95.96	499	509
Siemens Financieringsmaatschappij NV	04/22/19	1,245,000	100.12	1,247	1,250
Sinopec Group Overseas Development, Ltd.	06/16/16	530,000	104.94	556	555
Sky, Ltd.	12/12/18	3,060,000	98.67	3,019	3,166
Smithfield Foods, Inc.	03/27/19	1,215,000	99.68	1,211	1,243
SoFi Professional Loan Program LLC	05/15/18	1,349,162	99.34	1,340	1,344
SoFi Professional Loan Program LLC	05/16/18	3,641,603	99.56	3,626	3,639
SoFi Professional Loan Program LLC	05/23/18	1,453,887	98.80	1,436	1,442
SoFi Professional Loan Program LLC	07/24/18	8,344,000	97.54	8,139	8,297
SoFi Professional Loan Program LLC	07/24/18	8,344,000	97.77	8,158	8,326
Sound Point CLO, Ltd.	03/27/18	6,000,000	100.00	6,000	5,904
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/14/18	4,070,000	100.02	4,071	4,147
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/15/18	1,012,500	99.81	1,011	1,010
Standard Chartered PLC	06/14/16	700,000	100.06	700	769
Suzano Austria GmbH	07/27/18	560,000	106.99	599	622
Suzano Austria GmbH	09/17/18	1,305,000	99.10	1,293	1,396
Syngenta Finance NV	04/17/18	590,000	100.00	590	595
Takeda Pharmaceutical Co. , Ltd.	11/19/18	1,325,000	99.59	1,320	1,450
Takeda Pharmaceutical Co. , Ltd.	11/19/18	1,285,000	99.96	1,285	1,351
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	01/10/19	130,000	100.00	130	139
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	01/10/19	160,000	100.00	160	173
Teachers Insurance & Annuity Association of America	11/09/15	200,000	97.34	195	205
Teachers Insurance & Annuity Association of America	06/14/16	400,000	111.90	448	450
Telecom Italia SpA	08/21/18	220,000	100.34	221	219
Tencent Holdings, Ltd.	04/01/19	1,023,000	99.39	1,017	1,016
Tesco PLC	10/26/17	100,000	106.12	106	109
Textainer Marine Containers, Ltd.	06/22/17	4,703,457	99.98	4,703	4,646
Tharaldson Hotel Portfolio Trust	01/22/18	704,770	99.94	704	703

See accompanying notes which are an integral part of the financial statements.

416 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Towd Point Mortgage Trust	07/22/16	1,755,788	99.86	1,753	1,730
Towd Point Mortgage Trust	07/07/17	3,551,216	100.56	3,571	3,504
Towd Point Mortgage Trust	07/26/17	1,383,101	101.01	1,397	1,372
Towd Point Mortgage Trust	08/04/17	1,830,077	100.61	1,841	1,804
Towd Point Mortgage Trust	01/24/19	2,147,334	99.39	2,134	2,184
Triton Container Finance IV LLC	08/16/17	3,664,714	100.08	3,668	3,650
Triton Container Finance VI LLC	06/07/17	1,652,033	99.98	1,652	1,644
UBS AG	11/27/17	3,535,000	99.95	3,533	3,516
UBS Group Funding Switzerland AG	09/21/15	500,000	99.87	499	518
UBS Group Funding Switzerland AG	03/16/17	1,000,000	100.00	1,000	1,006
UBS Group Funding Switzerland AG	03/16/17	1,250,000	100.11	1,251	1,300
UBS Group Funding Switzerland AG	01/28/19	1,210,000	100.00	1,210	1,261
UniCredit SpA	01/08/19	750,000	100.00	750	791
Universal Health Services, Inc.	09/19/17	1,164,000	102.69	1,195	1,174
Univision Communications, Inc.	06/15/16	380,000	98.96	376	357
UPCB Finance IV, Ltd.	08/09/18	400,000	98.53	394	409
Upstart Securitization Trust	11/15/17	18,209	100.00	18	18
Valeant Pharmaceuticals International, Inc.	04/04/19	160,000	110.06	176	178
Verizon Communications, Inc.	08/03/18	2,436,000	98.82	2,408	2,543
VOC Escrow, Ltd.	08/07/18	310,000	96.99	301	308
Voya CLO, Ltd.	03/31/17	9,480,000	100.04	9,483	9,471
Voya CLO, Ltd.	11/02/18	5,690,000	100.00	5,690	5,666
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,002
Walt Disney Co. (The)	03/15/19	200,000	136.32	273	274
Walt Disney Co. (The)	03/15/19	1,283,000	137.30	1,762	1,815
WEA Finance LLC / Westfield UK & Europe Finance PLC	09/28/15	1,025,000	99.90	1,024	1,031
Woori Bank	12/07/17	1,195,000	105.13	1,256	1,259
Worldwide Plaza Trust	10/31/17	2,648,000	102.78	2,722	2,687
XPO Logistics, Inc.	02/25/19	140,000	101.83	143	143
ZF NA Capital, Inc.	06/13/16	620,000	101.44	629	628
					700,646
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 417

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertsons LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Albertson's LLC Term Loan B6	USD 1 Month LIBOR	3.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Asurion LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Athenahealth, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Atlantic Aviation FBO, Inc. Term Loan B	USD 1 Month LIBOR	3.750
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Banco Santander SA	USD 3 Month LIBOR	1.120
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	1.400
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	1.210
Bank of America Corp.	USD 3 Month LIBOR	1.520
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	1.600
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.630
	USD Swap Semiannual 30/360 (versus 3 Month
Bank of Montreal	LIBOR) 5 Year Rate	1.432
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	3.804
BCP CC Holdings Merger Sub, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.930
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	1.180
BNP Paribas SA	USD 3 Month LIBOR	2.235
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	1.483
BNP Paribas SA	USD 3 Month LIBOR	2.567
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.321
BX Commercial Mortgage Trust	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	2.550

See accompanying notes which are an integral part of the financial statements.

418 Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	3.250
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.900
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Citigroup Commercial Mortgage Trust	USD 1 Month LIBOR	2.500
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cloverleaf Cold Storage Trust	USD 1 Month LIBOR	1.700
Cold Storage Trust	USD 1 Month LIBOR	2.100
Comcast Corp.	USD 3 Month LIBOR	0.630
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Core Industrial Trust	USD 1 Month LIBOR	1.650
Credit Agricole SA	USD 3 Month LIBOR	6.982
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Trust	USD 1 Month LIBOR	3.231
CWGS Group LLC Term Loan B	USD 1 Month LIBOR	2.750
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
Edelman Financial Center LLC Term Loan B1	USD 1 Month LIBOR	3.250
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae REMICS	USD 1 Month LIBOR	8.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	0.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 419

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities
Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	0.600
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac REMICS	USD 1 Month LIBOR	8.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Ginnie Mae REMICS	USD 1 Month LIBOR	8.600
Golden Nugget, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.430
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Greenwood Park CLO, Ltd.	USD 3 Month LIBOR	1.100
GS Mortgage Securities Corp. II	USD 1 Month LIBOR	1.300
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Holdings PLC	USD 3 Month LIBOR	1.535
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
Intelsat Jackson Holdings SA Term Loan B3	USD 1 Month LIBOR	3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400

See accompanying notes which are an integral part of the financial statements.

420 Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II 1st Lien Term Loan	USD 3 Month LIBOR	2.500
Jane Street Group LLC Term Loan B	USD 1 Month LIBOR	3.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.260
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.660
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205
Lone Star Portfolio Trust	USD 1 Month LIBOR	5.850
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
LPL Holdings, Inc. Term Loan B	USD 1 Month LIBOR	2.250
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Madison Park Funding XXVII, Ltd.	USD 3 Month LIBOR	1.300
Master Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
McAfee LLC Term Loan B1	USD 1 Month LIBOR	3.750
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	3.256
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley	USD 3 Month LIBOR	1.140
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.400
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Navient Student Loan Trust	USD 1 Month LIBOR	1.150
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
NYT Mortgage Trust	USD 1 Month LIBOR	1.200
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 421

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Party City Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	4.250
Phoenix Guarantor, Inc. Term Loan	USD 3 Month LIBOR	0.500
Phoenix Guarantor, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.762
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
ServiceMaster Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.250
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	4.344
Unitymedia Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Viacom, Inc.	USD 3 Month LIBOR	3.899
VICI Properties, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Voya CLO, Ltd.	USD 3 Month LIBOR	1.190
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500

See accompanying notes which are an integral part of the financial statements.

422 Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	4.350
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.460
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 423

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Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	512	AUD	70,799	06/19	916
Canada 10 Year Government Bond Futures	1,497	CAD	206,856	06/19	380
Euro-BTP Futures	96	EUR	12,524	06/19	441
Eurodollar Futures	1,227	USD	299,265	12/19	1,732
Eurodollar Futures	356	USD	87,006	06/20	342
Eurodollar Futures	61	USD	14,925	03/21	66
Long Gilt Futures	833	GBP	106,058	06/19	730
United States 2 Year Treasury Note Futures	911	USD	194,050	06/19	535
United States 5 Year Treasury Note Futures	1,728	USD	199,827	06/19	1,182
United States 10 Year Treasury Note Futures	4,846	USD	599,315	06/19	4,453
United States 10 Year Ultra Treasury Note Futures	627	USD	82,626	06/19	579
United States Long Bond Futures	680	USD	100,278	06/19	901
United States Ultra Bond Futures	1,083	USD	177,917	06/19	2,340
Short Positions
30-Day Federal Funds Future	265	USD	107,808	07/19	5
Australia 10 Year Government Bond Futures	1,051	AUD	145,331	06/19	(453)
Euro-Bobl Futures	270	EUR	35,891	06/19	(262)
Euro-Bund Futures	1,598	EUR	264,166	06/19	(4,248)
Euro-OAT Futures	132	EUR	21,384	06/19	(539)
Japan 10 Year Government Bond Futures	153	JPY	23,367,688	06/19	(141)
Long Gilt Futures	207	GBP	26,355	06/19	24
United States 2 Year Treasury Note Futures	337	USD	71,784	06/19	(168)
United States 5 Year Treasury Note Futures	121	USD	13,993	06/19	(73)
United States 10 Year Treasury Note Futures	59	USD	7,297	06/19	(17)
United States 10 Year Ultra Treasury Note Futures	68	USD	8,962	06/19	(134)
United States Long Bond Futures	635	USD	93,643	06/19	(1,212)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7,379

See accompanying notes which are an integral part of the financial statements.

424 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put		93	115.00	USD	10,695	05/24/19	(7)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	283		115.25	USD	32,616	05/24/19	(35)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call		76	124.50	USD	9,462	05/24/19	(12)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	119		125.50	USD	14,935	06/21/19	(22)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put		78	123.00	USD	9,594	05/24/19	(15)
Total Liability for Options Written (premiums received $173)									(91)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought		Settlement Date	$
Bank of America			USD	13	CZK	294		05/23/19	—
Bank of America			USD	19,863	CZK	450,485		05/23/19	(141)
Bank of America			USD	303	HUF	85,535		05/23/19	(6)
Bank of America			USD	11,951	HUF	3,337,670		05/23/19	(378)
Bank of America			USD	11,899	PLN	45,420		05/23/19	(7)
Bank of America			USD	224	TRY	1,269		05/23/19	(14)
Bank of America			USD	358	TRY	2,130		05/23/19	(6)
Bank of America			USD	7,459	TRY	41,560		05/23/19	(584)
Bank of America			AUD	14,372	EUR	8,925		05/14/19	(229)
Bank of America			CZK	6,190	USD	274		05/23/19	3
Bank of America			GBP	15,800	JPY	2,272,952		05/14/19	(384)
Bank of America			HUF	69,552	USD	252		05/23/19	11
Bank of America		MXN		4,180	USD	220		05/23/19	1
Bank of America			PLN	64	USD	17		05/23/19	—
Bank of America			PLN	759	USD	200		05/23/19	2
Bank of America			THB	1,726	USD	54		05/23/19	—
Bank of America			THB	3,739	USD	118		05/23/19	—
Bank of America			THB	617,176	USD	19,794		05/23/19	453
Bank of Montreal			USD	11,866	HKD	92,821		05/23/19	(30)
Bank of Montreal			USD	7,830	MXN	153,141		05/23/19	222
Bank of Montreal			HKD	581	USD	74		05/23/19	—
Bank of Montreal		MXN		1,665	USD	86		05/23/19	(2)
Barclays			USD	5,225	BRL	20,310		07/17/19	(77)
Barclays			USD	10,890	CAD	14,464		07/17/19	(74)
Barclays			USD	1,916	GBP	1,458		07/17/19	(8)
Barclays			USD	4,326	INR	305,000		07/17/19	8
Barclays			USD	1,199	RUB	79,660		07/17/19	22
Barclays			USD	56	TWD	1,711		07/17/19	—
Barclays			EUR	4,050	USD	4,594		07/17/19	23
Barclays		MXN		9,000	USD	466		07/17/19	(3)
BNP Paribas			USD	63	IDR	902,701		05/23/19	—
BNP Paribas			USD	7,742	IDR	110,843,305		05/23/19	36
BNP Paribas			USD	134	RUB	8,807		05/23/19	2
BNP Paribas			PHP	6,263	USD	118		05/23/19	(3)
BNP Paribas			PHP	1,027,378	USD	19,502		05/23/19	(315)
BNP Paribas			RUB	778,280	USD	11,609		05/23/19	(406)
Brown Brothers Harriman			AUD	13,600	JPY	1,067,907		05/14/19	12
Brown Brothers Harriman			JPY	1,079,585	AUD	13,600		05/14/19	(222)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 425

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	19,662	AUD	27,405	05/23/19	(333)
Citigroup	USD	9,706	MXN	189,267	07/17/19	157
Citigroup	USD	990	RUB	65,362	07/17/19	11
Citigroup	BRL	1,052	USD	275	05/23/19	7
Citigroup	BRL	73,838	USD	19,664	05/23/19	864
Citigroup	CNY	64,562	USD	9,605	07/17/19	19
Citigroup	JPY	214,098	USD	1,934	07/17/19	1
Citigroup	NOK	416,938	USD	49,180	05/23/19	813
JPMorgan Chase	USD	11,309	CAD	15,135	07/02/19	6
JPMorgan Chase	USD	20,119	GBP	15,308	06/12/19	(114)
JPMorgan Chase	USD	7,586	JPY	843,524	06/12/19	11
JPMorgan Chase	USD	12,970	NOK	111,351	07/02/19	(33)
JPMorgan Chase	USD	101	PHP	5,232	05/24/19	—
JPMorgan Chase	USD	8,351	PLN	31,789	07/02/19	(18)
JPMorgan Chase	USD	19,424	SEK	178,560	07/02/19	(531)
JPMorgan Chase	AUD	30,410	USD	21,729	06/12/19	270
JPMorgan Chase	BRL	14,221	USD	3,640	05/24/19	19
JPMorgan Chase	BRL	14,361	USD	3,645	05/28/19	(10)
JPMorgan Chase	CAD	23,415	USD	17,562	07/02/19	57
JPMorgan Chase	CHF	16,255	USD	16,486	07/02/19	440
JPMorgan Chase	COP	19,464,116	USD	6,141	05/24/19	127
JPMorgan Chase	COP	13,716,736	USD	4,324	05/29/19	87
JPMorgan Chase	CZK	17,281	USD	756	07/02/19	(2)
JPMorgan Chase	EUR	18,494	USD	20,877	06/12/19	62
JPMorgan Chase	HKD	5,007	USD	640	07/02/19	1
JPMorgan Chase	HUF	4,492,744	USD	15,909	07/02/19	285
JPMorgan Chase	IDR	2,253,323	USD	160	05/24/19	2
JPMorgan Chase	MXN	67,540	USD	3,458	07/02/19	(70)
JPMorgan Chase	MXN	147,875	USD	7,560	07/02/19	(165)
JPMorgan Chase	NOK	60,184	USD	7,036	07/02/19	44
JPMorgan Chase	NZD	60,923	USD	41,272	06/12/19	552
JPMorgan Chase	PEN	31,577	USD	9,554	05/24/19	14
JPMorgan Chase	PEN	44,615	USD	13,505	05/28/19	27
JPMorgan Chase	PEN	31,601	USD	9,528	05/29/19	(18)
JPMorgan Chase	SGD	34,130	USD	25,233	07/02/19	114
JPMorgan Chase	THB	309,225	USD	9,714	05/24/19	23
JPMorgan Chase	THB	427,425	USD	13,399	05/28/19	3
Royal Bank of Canada	USD	19,658	NZD	29,053	05/23/19	(246)
Royal Bank of Canada	GBP	15,500	USD	20,563	05/14/19	338
Royal Bank of Canada	JPY	3,090,056	USD	27,675	05/23/19	(112)
Standard Chartered	KRW	27,634	USD	24	05/23/19	1
Standard Chartered	KRW	8,844,678	USD	7,877	05/23/19	277
State Street	USD	65,203	GBP	49,842	05/23/19	(137)
State Street	USD	7,720	INR	558,352	05/23/19	280
State Street	USD	24	MYR	99	05/23/19	—
State Street	USD	374	PHP	19,385	05/23/19	—
State Street	USD	202	RUB	13,030	05/23/19	—
State Street	USD	11,863	TWD	364,516	05/23/19	(66)
State Street	AUD	14,372	EUR	8,925	05/14/19	(229)
State Street	BRL	120	USD	31	05/23/19	—
State Street	CHF	68,666	USD	68,444	05/23/19	923
State Street	HKD	170	USD	22	05/23/19	—

See accompanying notes which are an integral part of the financial statements.

426 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
				Amount			Amount			(Depreciation)
Counterparty				Sold			Bought	Settlement Date		$
State Street				IDR	1,119,515	USD	79	05/23/19		—
State Street				INR	5,193	USD	74	05/23/19		—
State Street				INR	13,840	USD	199	05/23/19		1
State Street			KRW		45,506	USD	40	05/23/19		1
State Street			MYR		426	USD	103	05/23/19		—
State Street			MYR		80,168	USD	19,644	05/23/19		271
State Street				PEN	11,655	USD	3,517	05/03/19		(7)
State Street				PEN	11,738	USD	3,543	05/03/19		(7)
State Street			TWD		825	USD	27	05/23/19		—
State Street			TWD		1,395	USD	45	05/23/19		—
Westpac				USD	49,096	SEK	453,333	05/23/19		(1,285)
Westpac				EUR	39,052	USD	44,249	05/23/19		372
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts										1,003

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$	$	$
				Brazil Interbank Deposit
Citigroup	BRL	59,839	8.410%(5)	Rate(5)			04/24/29	—	397	397
				Brazil Interbank Deposit
Citigroup	BRL	12,200	8.410%(5)	Rate(5)			04/25/29	2	79	81
				Brazil Interbank Deposit
Citigroup	BRL	13,500	8.410%(5)	Rate(5)			04/29/29	6	84	90
				Brazil Interbank Deposit
Citigroup	BRL	6,411	8.410%(5)	Rate(5)			05/01/29	5	38	43
				Brazil Interbank Deposit
Citigroup	BRL	20,700	8.410%(5)	Rate(5)			05/28/29	14	123	137
JPMorgan Chase	HUF	4,993,550	Six Month BURBOR(3)	1.848%(4)			05/11/63	—	298	298
Merrill Lynch	USD	10,710	Three Month LIBOR(2)	2.750%(3)			06/21/19	(46)	(6)	(52)
			Federal Fund
Merrill Lynch	USD	37,793	Effective Rate(2)	Three Month LIBOR(3)			06/21/19	—	44	44
Merrill Lynch	USD	7,756	Six Month LIBOR(3)	1.271%(3)			10/26/21	4	(35)	(31)
Merrill Lynch	USD	92,011	2.250%(3)	Three Month LIBOR(2)			04/26/22	21	27	48
Merrill Lynch	USD	93,737	Three Month LIBOR(2)	2.300%(3)			04/26/22	6	(31)	(25)
				Mexico Interbank 28
Merrill Lynch	MEX	1,014,690	7.351%(1)	Day Deposit Rate(1)			06/20/24	(33)	(741)	(774)
Merrill Lynch	USD	20,088	Three Month LIBOR(2)	2.250%(3)			12/31/25	106	49	155
			Federal Fund
Merrill Lynch	USD	28,511	Effective Rate(2)	2.250%(3)			12/31/25	(306)	70	(236)
Merrill Lynch	USD	8,732	Three Month LIBOR(2)	2.875%(3)			01/17/47	37	(288)	(251)
Merrill Lynch	USD	10,434	Three Month LIBOR(2)	3.330%(3)			01/17/47	—	(1,194)	(1,194)
Merrill Lynch	USD	9,916	Three Month LIBOR(2)	3.000%(3)			05/11/63	(12)	(507)	(519)
Merrill Lynch	USD	13,362	3.000%(3)	Three Month LIBOR(2)			05/11/63	22	597	619
UBS	USD	44,629	Three Month LIBOR(2)	2.500%(3)			12/20/23	(617)	284	(333)
Total Open Interest Rate Swap Contracts (å)								(791)	(712)	(1,503)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 427

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$ $		$
CDX Investment Grade
Index	Goldman Sachs	Sell	USD	42,070	1.000%(2)	05/11/63	183	766	949
CDX Investment Grade
Index	Merrill Lynch	Sell	USD	78,330	1.000%(2)	12/20/21	1,262	414	1,676
CDX NA High Yield Index	Goldman Sachs	Sell	USD	130	5.000%(2)	05/11/63	87	(75)	12
CDX NA High Yield Index	Goldman Sachs	Sell	USD	11,100	5.000%(2)	06/20/24	809	81	890
CDX NA High Yield Index	Merrill Lynch	Sell	USD	1,725	5.000%(2)	06/20/23	106	36	142
CDX NA High Yield Index	Morgan Stanley	Sell	USD	40,800	5.000%(2)	12/20/23	2,962	390	3,352
Total Open Credit Indices Contracts (å)							5,409	1,612	7,021

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities		$—	$203,260		$—	$—	$203,260		5.0
Corporate Bonds and Notes		—	762,864		—	—	762,864		18.8
International Debt		—	324,971		—	—	324,971		8.0
Loan Agreements		—	26,515		—	—	26,515		0.7
Mortgage-Backed Securities		—	1,177,559		6,875	—	1,184,434		29.2
Municipal Bonds		—	3,224		—	—	3,224		0.1
Non-US Bonds		—	206,702		—	—	206,702		5.1
United States Government Treasuries		—	1,027,072		—	—	1,027,072		25.4
Common Stocks		—	—		—	—	—		— *
Short-Term Investments		—	210,417		—	171,937	382,354		9.4
Total Investments		—	3,942,584		6,875	171,937	4,121,396		101.7
Other Assets and Liabilities, Net									(1.7)
									100.0

See accompanying notes which are an integral part of the financial statements.

428 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	14,626	—	—	—	14,626	0.4
Foreign Currency Exchange Contracts	—	7,275	—	—	7,275	0.2
Interest Rate Swap Contracts	—	1,912	—	—	1,912	—*
Credit Default Swap Contracts	—	7,021	—	—	7,021	0.2

Liabilities
Futures Contracts	(7,247)	—	—	—	(7,247)	(0.2)
Options Written	(91)	—	—	—	(91)	(—)*
Foreign Currency Exchange Contracts	(15)	(6,257)	—	—	(6,272)	(0.2)
Interest Rate Swap Contracts	—	(3,415)	—	—	(3,415)	(0.1)
Total Other Financial Instruments**	$7,273	$6,536	$—	$—	$13,809

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	4,022
Australia	12,416
Austria	2,456
Bermuda	1,495
Brazil	25,665
Canada	44,695
Cayman Islands	79,183
Chile	3,750
China	3,522
Colombia	28,000
Curacao	275
Denmark	1,594
Ecuador	482
Egypt	545
Finland	1,923
France	16,126

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 429

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Germany	1,071
Guernsey	818
Indonesia	13,758
Ireland	8,149
Italy	8,312
Japan	18,607
Jersey	518
Kazakhstan	277
Kenya	676
Kuwait	1,071
Luxembourg	6,388
Macao	2,260
Malaysia	17,658
Mexico	45,457
Morocco	328
Netherlands	45,800
New Zealand	22,878
Nigeria	613
Norway	11,177
Panama	1,281
Peru	15,024
Poland	6,901
Qatar	2,201
Russia	7,314
Saudi Arabia	737
Singapore	25,690
South Korea	2,287
Spain	3,316
Sweden	1,041
Switzerland	8,260
Thailand	1,036
United Arab Emirates	1,917
United Kingdom	44,270
United States	3,567,601
Virgin Islands, British	555
Total Investments	4,121,396

See accompanying notes which are an integral part of the financial statements.

430 Strategic Bond Fund

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Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$7,275	$—
Variation margin on futures contracts*	—	—	14,626
Interest rate swap contracts, at fair value	—	—	1,912
Credit default swap contracts, at fair value	7,021	—	—
Total	$7,021	$7,275	$16,538

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$7,247
Unrealized depreciation on foreign currency exchange contracts	—	6,272	—
Options written, at fair value	—	—	91
Interest rate swap contracts, at fair value	—	—	3,415
Total	$—	$6,272	$10,753
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$—	$(393)	$(278)
Futures contracts	—	(274)	13,322
Options written	—	275	985
Interest rate swap contracts	—	—	631
Credit default swap contracts	7,243	—	—
Foreign currency exchange contracts	—	4,064	—
Total	$7,243	$3,672	$14,660

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments***	$—	$39	$(18)
Futures contracts	—	100	28,736
Options written	—	—	(69)
Interest rate swap contracts	—	—	195
Credit default swap contracts	1,176	—	—
Foreign currency exchange contracts	—	(7,588)	—
Total	$1,176	$(7,449)	$28,844

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 431

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		$7,275	$—	$ 7,275
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,912	—	1,912
Credit Default Swap Contracts	Credit default swap contracts, at fair value		7,021	—	7,021
Total Financial and Derivative Assets			16,208	—	16,208
Financial and Derivative Assets not subject to a netting agreement			(7,887)	—	(7,887)
Total Financial and Derivative Assets subject to a netting agreement			$8,321	$—	$ 8,321

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$470	$470	$—	$—
Bank of Montreal		222	32	—	190
Barclays		52	52	—	—
BNP Paribas		39	39	—	—
Brown Brothers Harriman		12	12	—	—
Citigroup		2,618	333	1,110	1,175
JPMorgan Chase		2,442	961	1,481	—
Royal Bank of Canada		338	—	—	338
Standard Chartered		278	—	—	278
State Street		1,478	204	420	854
Westpac		372	372	—	—
Total		$8,321	$2,475	$3,011	$2,835

See accompanying notes which are an integral part of the financial statements.

432 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		$6,272	$—	$ 6,272
Options Written Contracts	Options written, at fair value		91	—	91
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		3,415	—	3,415
Total Financial and Derivative Liabilities			9,778	—	9,778
Financial and Derivative Liabilities not subject to a netting agreement			(3,520)	—	(3,520)
Total Financial and Derivative Liabilities subject to a netting agreement			$6,258	$—	$ 6,258

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$1,749	$470	$1,279	$—
Bank of Montreal		32	32	—	—
Barclays		161	52	90	19
BNP Paribas		725	39	540	146
Brown Brothers Harriman		222	12	—	210
Citigroup		333	333	—	—
JPMorgan Chase		961	961	—	—
Royal Bank of Canada		358	—	—	358
State Street		432	204	—	228
Westpac		1,285	372	—	913
Total		$6,258	$2,475	$1,909	$1,874

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 433

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,087,286
Investments, at fair value(>)	4,121,396
Cash	40,900
Foreign currency holdings(^)	6,775
Unrealized appreciation on foreign currency exchange contracts	7,275
Receivables:
Dividends and interest	24,916
Dividends from affiliated funds	274
Investments sold	127,777
Fund shares sold	3,320
From broker(a)(b)(c)	31,039
Variation margin on futures contracts	19,887
Other receivable	33
Prepaid expenses	18
Interest rate swap contracts, at fair value(•)	1,912
Credit default swap contracts, at fair value(+)	7,021
Total assets	4,392,543

Liabilities
Payables:
Due to broker (d)(e)	10,527
Investments purchased	309,698
Fund shares redeemed	4,042
Accrued fees to affiliates	1,725
Other accrued expenses	374
Variation margin on futures contracts	2,822
Deferred capital gains tax liability	2
Other payable	171
Unfunded loan commitment	33
Unrealized depreciation on foreign currency exchange contracts	6,272
Options written, at fair value(x)	91
Interest rate swap contracts, at fair value(•)	3,415
Total liabilities	339,172

Net Assets	$4,053,371

See accompanying notes which are an integral part of the financial statements.

434 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(55,242)
Shares of beneficial interest	3,755
Additional paid-in capital	4,104,858
Net Assets	$4,053,371

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.77
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.19
Class A — Net assets	$31,179,504
Class A — Shares outstanding ($. 01 par value)	2,895,362
Net asset value per share: Class C(#)	$10.72
Class C — Net assets	$23,767,960
Class C — Shares outstanding ($. 01 par value)	2,217,590
Net asset value per share: Class E(#)	$10.69
Class E — Net assets	$3,430,364
Class E — Shares outstanding ($. 01 par value)	321,034
Net asset value per share: Class M(#)	$10.81
Class M — Net assets	$275,763,154
Class M — Shares outstanding ($. 01 par value)	25,505,877
Net asset value per share: Class R6(#)	$10.69
Class R6 — Net assets	$712,341
Class R6 — Shares outstanding ($. 01 par value)	66,657
Net asset value per share: Class S(#)	$10.83
Class S — Net assets	$2,970,409,347
Class S — Shares outstanding ($. 01 par value)	274,402,079
Net asset value per share: Class Y(#)	$10.67
Class Y — Net assets	$748,108,172
Class Y — Shares outstanding ($. 01 par value)	70,139,140
Amounts in thousands
(^) Foreign currency holdings - cost	$6,909
(x) Premiums received on options written	$173
(•) Interest rate swap contracts - premiums paid (received)	$(791)
(+) Credit default swap contracts - premiums paid (received)	$5,409
(>) Investments in affiliates, U. S. Cash Management Fund	$171,937

(a) Receivable from Broker for Futures	$20,208
(b) Receivable from Broker for Swaps	$10,551
(c) Receivable from Broker for Forwards	$280
(d) Due to Broker for Swaps	$4,037
(e) Due to Broker for Forwards	$6,490
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 435

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$21
Dividends from affiliated funds	2,146
Interest	68,027
Total investment income	70,194

Expenses
Advisory fees	9,720
Administrative fees	1,003
Custodian fees	388
Distribution fees - Class A	40
Distribution fees - Class C	89
Transfer agent fees - Class A	30
Transfer agent fees - Class C	23
Transfer agent fees - Class E	3
Transfer agent fees - Class M	183
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	3,032
Transfer agent fees - Class Y	15
Professional fees	152
Registration fees	101
Shareholder servicing fees - Class C	30
Shareholder servicing fees - Class E	4
Trustees’ fees	80
Printing fees	148
Miscellaneous	43
Expenses before reductions	15,084
Expense reductions	(3,646)
Net expenses	11,438
Net investment income (loss)	58,756

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gain taxes)	11,631
Investments in affiliated funds	29
Futures contracts	13,048
Options written	1,260
Foreign currency exchange contracts	4,064
Interest rate swap contracts	631
Credit default swap contracts	7,243
Foreign currency-related transactions	(647)
Net realized gain (loss)	37,259
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gain taxes)	118,184
Investments in affiliated funds	(2)
Futures contracts	28,836
Options written	(69)
Foreign currency exchange contracts	(7,588)
Interest rate swap contracts	195
Credit default swap contracts	1,176
Foreign currency-related transactions	481
Other investments	(2)

See accompanying notes which are an integral part of the financial statements.

436 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation)	141,211
Net realized and unrealized gain (loss)	178,470
Net Increase (Decrease) in Net Assets from Operations	$237,226

**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 437

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,756	$118,252
Net realized gain (loss)	37,259	(124,113)
Net change in unrealized appreciation (depreciation)	141,211	(125,772)
Net increase (decrease) in net assets from operations	237,226	(131,633)

Distributions
To shareholders
Class A	(317)	(773)
Class C	(149)	(412)
Class E	(36)	(90)
Class M	(2,030)	(3,966)
Class R6	(8)	(17)
Class S	(36,282)	(84,035)
Class T	—	(—)**
Class Y	(9,053)	(19,369)
Net decrease in net assets from distributions	(47,875)	(108,662)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(556,674)	(203,054)
Total Net Increase (Decrease) in Net Assets	(367,323)	(443,349)

Net Assets
Beginning of period	4,420,694	4,864,043
End of period	$4,053,371	$4,420,694

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

438 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	113	$1,196	784	$8,285
Proceeds from reinvestment of distributions	30	313	72	760
Payments for shares redeemed	(464)	(4,871)	(1,716)	(18,127)
Net increase (decrease)	(321)	(3,362)	(860)	(9,082)
Class C
Proceeds from shares sold	88	929	95	997
Proceeds from reinvestment of distributions	14	148	39	409
Payments for shares redeemed	(327)	(3,415)	(1,448)	(15,243)
Net increase (decrease)	(225)	(2,338)	(1,314)	(13,837)
Class E
Proceeds from shares sold	16	165	22	236
Proceeds from reinvestment of distributions	3	35	9	89
Payments for shares redeemed	(59)	(614)	(140)	(1,458)
Net increase (decrease)	(40)	(414)	(109)	(1,133)
Class M
Proceeds from shares sold	12,580	134,262	8,610	92,108
Proceeds from reinvestment of distributions	194	2,030	374	3,966
Payments for shares redeemed	(3,211)	(33,801)	(5,318)	(56,086)
Net increase (decrease)	9,563	102,491	3,666	39,988
Class R6
Proceeds from shares sold	1	10	9	91
Proceeds from reinvestment of distributions	1	8	2	17
Payments for shares redeemed	(7)	(68)	(4)	(37)
Net increase (decrease)	(5)	(50)	7	71
Class S
Proceeds from shares sold	19,938	210,679	67,447	717,333
Proceeds from reinvestment of distributions	3,446	36,089	7,857	83,509
Payments for shares redeemed	(80,140)	(846,058)	(100,917)	(1,068,168)
Net increase (decrease)	(56,756)	(599,290)	(25,613)	(267,326)
Class T (1)
Payments for shares redeemed	—	—	(9)	(101)
Net increase (decrease)	—	—	(9)	(101)
Class Y
Proceeds from shares sold	3,764	39,262	17,885	187,988
Proceeds from reinvestment of distributions	877	9,053	1,851	19,369
Payments for shares redeemed	(9,837)	(102,026)	(15,254)	(158,991)
Net increase (decrease)	(5,196)	(53,711)	4,482	48,366
Total increase (decrease)	(52,980)	$(556,674)	(19,750)	$(203,054)
(1) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 439

Russell Investment Company
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.29	.13	. 45	. 58	(.10)	—
October 31, 2018	10.82	.23	(.55)	(.32)	(.21)	—
October 31, 2017	11.18	.18	(.15)	. 03	(.09)	(.30)
October 31, 2016	11.04	.18	. 33	. 51	(.20)	(.17)
October 31, 2015	11.26	.14	. 03	. 17	(.17)	(.22)
October 31, 2014	11.01	.15	. 29	. 44	(.14)	(.05)

Class C
April 30, 2019*	10.24	.09	. 45	. 54	(.06)	—
October 31, 2018	10.77	.15	(.55)	(.40)	(.13)	—
October 31, 2017	11.16	.10	(.14)	(.04)	(.05)	(.30)
October 31, 2016	11.02	.10	. 33	. 43	(.12)	(.17)
October 31, 2015	11.25	.06	. 03	. 09	(.10)	(.22)
October 31, 2014	11.01	.07	. 27	. 34	(.05)	(.05)

Class E
April 30, 2019*	10.21	.13	. 45	. 58	(.10)	—
October 31, 2018	10.74	.23	(.55)	(.32)	(.21)	—
October 31, 2017	11.09	.18	(.15)	. 03	(.08)	(.30)
October 31, 2016	10.95	.18	. 33	. 51	(.20)	(.17)
October 31, 2015	11.18	.14	. 02	. 16	(.17)	(.22)
October 31, 2014	10.94	.15	. 28	. 43	(.14)	(.05)

Class M
April 30, 2019*	10.33	.15	. 45	. 60	(.12)	—
October 31, 2018	10.86	.27	(.55)	(.28)	(.25)	—
October 31, 2017(9)	10.55	.14	. 20	. 34	(.03)	—

Class R6
April 30, 2019*	10.21	.15	. 45	. 60	(.12)	—
October 31, 2018	10.74	.27	(.55)	(.28)	(.25)	—
October 31, 2017	11.09	.22	(.15)	. 07	(.12)	(.30)
October 31, 2016(5)	10.71	.14	. 34	. 48	(.10)	—

Class S
April 30, 2019*	10.34	.15	. 46	. 61	(.12)	—
October 31, 2018	10.88	.26	(.56)	(.30)	(.24)	—
October 31, 2017	11.21	.21	(.13)	. 08	(.11)	(.30)
October 31, 2016	11.07	.21	. 33	. 54	(.23)	(.17)
October 31, 2015	11.29	.17	. 03	. 20	(.20)	(.22)
October 31, 2014	11.05	.18	. 28	. 46	(.17)	(.05)

Class Y
April 30, 2019*	10.19	.15	. 45	. 60	(.12)	—
October 31, 2018	10.72	.28	(.56)	(.28)	(.25)	—
October 31, 2017	11.07	.22	(.15)	. 07	(.12)	(.30)
October 31, 2016	10.93	.23	. 33	. 56	(.25)	(.17)
October 31, 2015	11.15	.19	. 03	. 22	(.22)	(.22)
October 31, 2014	10.92	.19	. 27	. 46	(.18)	(.05)

See accompanying notes which are an integral part of the financial statements.

440 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.10)	10.77	5.70	31,180	1.00	. 84	2.54	50
(.21)	10.29	(3.00)	33,094	1.01	. 85	2.16	114
(.39)	10.82	. 43	44,107	1.00	. 93	1.70	133
(.37)	11.18	4.79	56,663	1.02	. 96	1.66	203
(.39)	11.04	1.57	54,123	1.04	. 98	1.29	152
(.19)	11.26	4.03	64,810	1.03	1.00	1.35	133

(.06)	10.72	5.33	23,768	1.75	1.59	1.79	50
(.13)	10.24	(3.73)	25,022	1.76	1.60	1.38	114
(.35)	10.77	(. 28)	40,482	1.75	1.69	. 94	133
(.29)	11.16	3.92	57,161	1.77	1.71	. 91	203
(.32)	11.02	. 78	62,412	1.79	1.73	. 54	152
(.10)	11.25	3.15	69,413	1.78	1.75	. 60	133

(.10)	10.69	5.74	3,430	1.00	. 84	2.54	50
(.21)	10.21	(3.02)	3,684	1.01	. 85	2.15	114
(.38)	10.74	. 44	5,043	1.01	. 96	1.66	133
(.37)	11.09	4.84	133,209	1.02	. 96	1.65	203
(.39)	10.95	1.50	120,286	1.04	. 98	1.29	152
(.19)	11.18	3.96	146,158	1.03	1.00	1.34	133

(.12)	10.81	5.87	275,763	. 76	. 48	2.94	50
(.25)	10.33	(2.63)	164,734	. 76	. 48	2.55	114
(.03)	10.86	3.21	133,381	. 74	. 54	2.15	133

(.12)	10.69	5.95	712	. 61	. 47	2.91	50
(.25)	10.21	(2.65)	730	. 61	. 47	2.55	114
(.42)	10.74	. 78	696	. 61	. 57	2.07	133
(.10)	11.09	4.48	674	. 61	. 58	1.93	203

(.12)	10.83	5.91	2,970,410	. 75	. 57	2.81	50
(.24)	10.34	(2.81)	3,425,436	. 76	. 58	2.43	114
(.41)	10.88	. 88	3,880,447	. 76	. 68	1.95	133
(.40)	11.21	5.04	3,123,604	. 78	. 71	1.91	203
(.42)	11.07	1.82	3,325,522	. 79	. 73	1.54	152
(.22)	11.29	4.19	4,052,322	. 78	. 75	1.60	133

(.12)	10.67	5.97	748,108	. 56	. 44	2.94	50
(.25)	10.19	(2.63)	767,994	. 56	. 44	2.62	114
(.42)	10.72	. 80	759,787	. 56	. 54	2.09	133
(.42)	11.07	5.27	1,005,818	. 58	. 55	2.07	203
(.44)	10.93	2.00	1,466,270	. 59	. 57	1.70	152
(.23)	11.15	4.31	1,778,627	. 59	. 59	1.75	133

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 441

Russell Investment Company
Strategic Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$1,160,698
Administration fees	161,484
Distribution fees	20,998
Shareholder servicing fees	5,562
Transfer agent fees	363,054
Trustee fees	13,406
$1,725,202

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$193,695	$ 1,581,819	$ 1,603,604	$29	$ (2)	$ 171,937	$2,146	$—
	$193,695	$ 1,581,819	$ 1,603,604	$29	$ (2)	$ 171,937	$2,146	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$4,100,387,550
Unrealized Appreciation	$72,330,591
Unrealized Depreciation	(37,707,482)
Net Unrealized Appreciation (Depreciation)	$34,623,109

See accompanying notes which are an integral part of the financial statements.

442 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,053.50	$1,021.03
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$3.87	$3.81

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,049.80	$1,017.31
	Expenses Paid During Period*	$7.67	$7.55
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.51%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,053.70	$1,021.03
of other funds.	Expenses Paid During Period*	$3.87	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Investment Grade Bond Fund 443

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,055.30	$1,022.91
Expenses Paid During Period*	$1.94	$1.91

* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,055.70	$1,023.06
Expenses Paid During Period*	$1.78	$1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,054.70	$1,022.46
Expenses Paid During Period*	$2.39	$2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,055.40	$1,023.21
Expenses Paid During Period*	$1.63	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

444 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 93.9%			Home Equity Asset Trust
Asset-Backed Securities - 6.5%			Series 2005-7 Class M1
ACE Securities Corp.			0.620% due 01/25/36 (Ê)	2,286	2,292
Series 2007-SL2 Class A			Series 2005-9 Class M1
3.266% due 05/25/37 (Ê)	1,754	1,753	2.887% due 04/25/36 (Ê)	470	469
ACE Securities Corp. Home Equity Loan			Long Beach Mortgage Loan Trust
Trust			Series 2004-1 Class M1
Series 2005-HE3 Class M2			3.227% due 02/25/34 (Ê)	431	429
1.453% due 05/25/35 (Ê)	365	365	Series 2005-2 Class M4
ACE Securities Corp. Mortgage Loan			1.921% due 04/25/35 (Ê)	212	213
Trust			Magnetite XVIII, Ltd.
Series 2007-D1 Class A2			Series 2016-18A Class AR
6.336% due 02/25/38 (~)(Ê)(Þ)	657	605	3.696% due 11/15/28 (Ê)(Þ)	1,786	1,784
AmeriCredit Automobile Receivables
Trust			Mastr Asset Backed Securities Trust
Series 2017-4 Class A2A			Series 2005-WMC1 Class M4
1.830% due 05/18/21	180	180	3.422% due 03/25/35 (Ê)	634	637
Series 2018-1 Class A2A			Morgan Stanley ABS Capital I, Inc. Trust
2.710% due 07/19/21	404	404	Series 2003-NC7 Class M1
Blackbird Capital Aircraft Lease			1.821% due 06/25/33 (Ê)	70	71
Securitization, Ltd.			OneMain Financial Issuance Trust
Series 2016-1A Class AA			Series 2017-1A Class A1
2.487% due 12/16/41 (~)(Ê)(Þ)	3,367	3,302	2.370% due 09/14/23 (Þ)	4,091	4,063
CAL Funding III, Ltd.			Series 2018-1A Class A
Series 2017-1A Class A			3.300% due 03/14/29 (Þ)	2,040	2,052
3.620% due 06/25/42 (Þ)	3,971	3,979	Option One Mortgage Loan Trust
Capital Auto Receivables Asset Trust			Series 2004-3 Class M1
Series 2015-2 Class D			1.314% due 11/25/34 (Ê)	729	728
3.160% due 11/20/20	2,367	2,369	Santander Drive Auto Receivables Trust
Conseco Financial Corp.			Series 2015-3 Class C
Series 1996-10 Class M1			2.740% due 01/15/21	49	49
7.240% due 11/15/28 (~)(Ê)	2,389	2,506	Series 2015-5 Class C
Countrywide Asset-Backed Certificates			2.740% due 12/15/21	337	337
Series 2005-3 Class MV5			SoFi Professional Loan Program LLC
3.491% due 08/25/35 (Ê)	1,095	1,098	Series 2015-D Class A2
Series 2007-4 Class A4W			2.720% due 10/27/36 (Þ)	2,582	2,576
5.479% due 04/25/47	3,858	3,910	Series 2017-E Class A2A
Credit-Based Asset Servicing &			1.860% due 11/26/40 (Þ)	316	313
Securitization LLC			Series 2017-F Class A2FX
Series 2004-CB7 Class AF5			2.840% due 01/25/41 (Þ)	3,806	3,784
4.685% due 10/25/34 (~)(Ê)	120	122
			Series 2018-A Class A2A
Dryden Senior Loan Fund			2.390% due 02/25/42 (Þ)	293	292
Series 2018-53A Class A			Series 2018-A Class A2B
2.825% due 01/15/31 (Ê)(Þ)	1,600	1,600	2.950% due 02/25/42 (Þ)	3,806	3,797
Encore Credit Receivables Trust			Series 2018-B Class A1FX
Series 2005-3 Class M2			2.640% due 08/25/47 (Þ)	793	792
3.212% due 10/25/35 (Ê)	3	3	Structured Asset Investment Loan Trust
Ford Credit Auto Owner Trust			Series 2005-HE3 Class M1
Series 2017-B Class A2A			2.936% due 09/25/35 (Ê)	774	777
1.490% due 05/15/20	4	4	Textainer Marine Containers, Ltd.
Freddie Mac REMICS			Series 2017-1A Class A
Series 2002-2533 Class Z			3.720% due 05/20/42 (Þ)	942	941
5.500% due 12/15/32	690	755
Greenpoint Manufactured Housing			Towd Point Mortgage Trust
Contract Trust			Series 2017-1 Class A1
Series 2000-4 Class A3			2.750% due 10/25/56 (~)(Ê)(Þ)	416	410
4.487% due 08/21/31 (Ê)	950	928	Series 2017-2 Class A1
			2.750% due 04/25/57 (~)(Ê)(Þ)	657	650

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 445

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-3 Class A1			Series 2013-13 Class 2A
2.750% due 07/25/57 (~)(Ê)(Þ)	618	609	3.070% due 03/15/48 (Þ)	355	354
Series 2017-4 Class A1			Amgen, Inc.
2.750% due 06/25/57 (~)(Ê)(Þ)	318	313	6.400% due 02/01/39	345	420
Series 2017-6 Class A1			Anadarko Petroleum Corp.
2.750% due 10/25/57 (~)(Ê)(Þ)	1,088	1,079	6.450% due 09/15/36	397	501
Series 2019-1 Class A1			Anheuser-Busch Cos. LLC / Anheuser-
3.750% due 03/25/58 (~)(Ê)(Þ)	947	963	Busch InBev Worldwide, Inc.
Triton Container Finance IV LLC			3.650% due 02/01/26 (Þ)	554	556
Series 2017-2A Class A			Anheuser-Busch InBev Finance, Inc.
3.620% due 08/20/42 (Þ)	635	633	2.650% due 02/01/21	477	476
Triton Container Finance V LLC			Anheuser-Busch InBev Worldwide, Inc.
			4.150% due 01/23/25	440	459
Series 2018-1A Class A
3.950% due 03/20/43 (Þ)	4,723	4,737	4.000% due 04/13/28	605	617
			4.375% due 04/15/38	710	692
Triton Container Finance VI LLC			5.550% due 01/23/49	455	505
Series 2017-1A Class A			5.800% due 01/23/59	880	1,000
3.520% due 06/20/42 (Þ)	288	286
			Aon Corp.
Voya CLO, Ltd.			8.205% due 01/01/27	412	494
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ)	1,000	996	Apollo Management Holdings, LP
			4.000% due 05/30/24 (Þ)	705	711
		60,955	4.400% due 05/27/26 (Þ)	335	342
Corporate Bonds and Notes - 20.4%			5.000% due 03/15/48 (Þ)	630	627
ABB Treasury Center, Inc.			Apple, Inc.
4.000% due 06/15/21 (Þ)	464	476	2.400% due 05/03/23	483	478
Abbott Laboratories			Aqua America, Inc.
2.900% due 11/30/21	475	477	3.566% due 05/01/29	290	292
AbbVie, Inc.			Ares Capital Corp.
2.500% due 05/14/20	1,073	1,069	3.500% due 02/10/23	540	534
2.300% due 05/14/21	483	478	Associated Bank
Allergan, Inc.			Series BKNT
2.800% due 03/15/23	488	478	3.500% due 08/13/21	805	814
Altria Group, Inc.			AT&T, Inc.
4.750% due 05/05/21	439	455	6.800% due 05/15/36	525	616
4.400% due 02/14/26	570	589	6.500% due 09/01/37	408	486
4.800% due 02/14/29	325	337	4.850% due 03/01/39	405	414
10.200% due 02/06/39	579	851
5.800% due 02/14/39	470	504	Series WI
			4.300% due 02/15/30	2,040	2,097
Amazon. com, Inc.			8.750% due 11/15/31	415	564
2.500% due 11/29/22	557	556	AutoNation, Inc.
Series WI			3.800% due 11/15/27	775	728
5.200% due 12/03/25	415	472	Avnet, Inc.
American Airlines Pass-Through Trust			4.875% due 12/01/22	740	775
Series AA Class AA			Bank of America Corp.
3.200% due 06/15/28	639	624	2.625% due 10/19/20	518	518
American Campus Communities			2.328% due 10/01/21 (Ê)	990	982
Operating Partnership LP
3.350% due 10/01/20	575	578	3.366% due 01/23/26 (Ê)	615	616
			6.110% due 01/29/37	375	451
American Express Co.
2.200% due 10/30/20	965	958	Bank of America NA
Series FIX			Series BKNT
3.700% due 08/03/23	895	920	6.000% due 10/15/36	560	701
American Homes 4 Rent LP			Bank of New York Mellon Corp. (The)
4.250% due 02/15/28	483	481	2.600% due 08/17/20	473	473
American Tower Corp.			Bank One Corp.
3.300% due 02/15/21	522	526	8.750% due 09/01/30	405	561
American Tower Trust #1			BAT Capital Corp.

See accompanying notes which are an integral part of the financial statements.

446 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			Celanese US Holdings LLC
2.297% due 08/14/20	534	530	5.875% due 06/15/21	200	211
3.557% due 08/15/27	900	857	3.500% due 05/08/24	305	306
Bayer US Finance II LLC			Celgene Corp.
3.500% due 06/25/21 (Þ)	873	877	3.900% due 02/20/28	685	700
4.375% due 12/15/28 (Þ)	650	652	CenterPoint Energy, Inc.
4.700% due 07/15/64 (Þ)	805	690	3.600% due 11/01/21	305	311
Bayer US Finance LLC			Charter Communications Operating LLC
3.375% due 10/08/24 (Þ)	1,173	1,149	/ Charter Communications Operating
BB&T Corp.			Capital
2.150% due 02/01/21	562	557	Series WI
3.875% due 03/19/29	1,130	1,152	4.908% due 07/23/25	590	626
Becton Dickinson and Co.			6.384% due 10/23/35	1,355	1,531
3.734% due 12/15/24	437	444	6.484% due 10/23/45	270	307
Berkshire Hathaway Energy Co.			6.834% due 10/23/55	482	544
5.150% due 11/15/43	429	494	Chevron Corp.
Berkshire Hathaway Finance Corp.			2.419% due 11/17/20	459	458
3.000% due 05/15/22	470	477	Cigna Corp.
			3.200% due 09/17/20 (Þ)	375	376
Berkshire Hathaway, Inc.			4.125% due 11/15/25 (Þ)	310	320
3.125% due 03/15/26	475	478
BGC Partners, Inc.			Cigna Holding Co.
			3.050% due 10/15/27	310	293
Series WI
5.375% due 07/24/23	305	316	Cisco Systems, Inc.
			1.850% due 09/20/21	568	559
BP Capital Markets America, Inc.
4.500% due 10/01/20	458	469	Citigroup, Inc.
3.216% due 11/28/23	630	637	8.125% due 07/15/39	715	1,083
			4.650% due 07/23/48	540	583
Branch Banking and Trust Co.
Series BKNT			Citizens Financial Group, Inc.
2.850% due 04/01/21	558	559	2.375% due 07/28/21	475	469
Broadcom Corp. / Broadcom Cayman			CNH Industrial Capital LLC
Finance, Ltd.			3.875% due 10/15/21	454	460
Series WI			Coca-Cola Co. (The)
3.875% due 01/15/27	538	514	1.875% due 10/27/20	560	555
Broadcom, Inc.			Columbia Pipeline Group, Inc.
3.125% due 04/15/21 (Þ)	705	704	Series WI
4.250% due 04/15/26 (Þ)	950	939	4.500% due 06/01/25	462	485
Bunge, Ltd. Finance Corp.			Comcast Cable Communications
4.350% due 03/15/24	475	483	Holdings, Inc.
			9.455% due 11/15/22	424	519
Burlington Northern Santa Fe LLC
3.400% due 09/01/24	444	457	Comcast Corp.
			3.600% due 03/01/24	461	475
Camden Property Trust
4.100% due 10/15/28	380	399	3.227% due 04/15/24 (Ê)	375	376
			6.550% due 07/01/39	515	665
Cantor Fitzgerald, L. P.
4.875% due 05/01/24 (Þ)	685	686	Conagra Brands, Inc.
			4.850% due 11/01/28	467	496
Capital One Bank USA NA
3.375% due 02/15/23	250	250	Concho Resources, Inc.
			3.750% due 10/01/27	310	311
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ)	245	247	Constellation Brands, Inc.
			4.750% due 11/15/24	448	480
Caterpillar Financial Services Corp.			4.400% due 11/15/25	600	634
Series GMTN
1.850% due 09/04/20	479	474	Continental Resources, Inc.
			5.000% due 09/15/22	230	232
CBS Corp.
3.700% due 08/15/24	460	470	Costco Wholesale Corp.
7.875% due 07/30/30	205	268	2.150% due 05/18/21	443	440
CC Holdings GS V LLC / Crown Castle			Cox Communications, Inc.
GS III Corp.			3.250% due 12/15/22 (Þ)	610	614
3.849% due 04/15/23	546	560	6.450% due 12/01/36 (Þ)	870	972

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 447

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Crown Castle International Corp.			Series 5Y
5.250% due 01/15/23	492	528	3.950% due 06/15/23	1,180	1,212
CubeSmart, LP			ERP Operating, LP
4.375% due 02/15/29	405	416	4.150% due 12/01/28	340	365
CVS Health Corp.			Evergy, Inc.
3.350% due 03/09/21	885	892	5.292% due 06/15/22 (~)(Ê)	805	851
4.100% due 03/25/25	335	341	Exelon Corp.
4.780% due 03/25/38	640	623	3.497% due 06/01/22	440	446
5.050% due 03/25/48	590	583	Exelon Generation Co. LLC
Daimler Finance NA LLC			5.600% due 06/15/42	482	514
2.300% due 02/12/21 (Þ)	529	523	Express Scripts Holding Co.
Delhaize America, Inc.			3.900% due 02/15/22	500	512
9.000% due 04/15/31	247	343	Exxon Mobil Corp.
Delta Air Lines, Inc.			2.726% due 03/01/23	555	557
3.400% due 04/19/21	511	514	Farmers Exchange Capital III
Deutsche Bank AG			5.454% due 10/15/54 (Ê)(Þ)	410	408
2.700% due 07/13/20	533	528	FedEx Corp.
2.950% due 08/20/20	329	326	4.500% due 02/01/65	569	506
Devon Financing Co. LLC			Fifth Third Bancorp
7.875% due 09/30/31	455	601	3.650% due 01/25/24	650	668
Diamond 1 Finance Corp. / Diamond 2			Ford Motor Credit Co. LLC
Finance Corp			3.096% due 05/04/23	430	413
8.100% due 07/15/36 (Þ)	1,605	1,936
			Series FXD
Discover Bank			3.813% due 10/12/21	200	200
Series BKNT			Freeport-McMoRan, Inc.
4.650% due 09/13/28	1,000	1,047	4.550% due 11/14/24	350	348
Dominion Energy, Inc.			5.450% due 03/15/43	550	496
2.579% due 07/01/20	528	526	Fresenius Medical Care US Finance II,
Domtar Corp.			Inc.
6.750% due 02/15/44	397	422	5.875% due 01/31/22 (Þ)	485	515
Dow Chemical Co. (The)			GE Capital International Funding Co.
3.500% due 10/01/24	478	485	Unlimited Co.
DowDuPont, Inc.			Series WI
4.205% due 11/15/23	455	477	4.418% due 11/15/35	1,853	1,728
5.319% due 11/15/38	495	560	General Electric Co.
Duke Energy Corp.			Series MTNA
3.750% due 04/15/24	463	478	6.750% due 03/15/32	460	538
Duke Energy Progress LLC			General Motors Co.
3.000% due 09/15/21	850	858	4.875% due 10/02/23	710	748
EI du Pont de Nemours & Co.			General Motors Financial Co. , Inc.
3.109% due 05/01/20 (Ê)	365	366	4.200% due 11/06/21	466	476
EMD Finance LLC			3.450% due 04/10/22	495	497
2.950% due 03/19/22 (Þ)	476	474	Georgia Power Co.
Energy Transfer Operating, LP			4.300% due 03/15/43	580	574
4.500% due 04/15/24	265	277	Series C
5.250% due 04/15/29	670	722	2.000% due 09/08/20	433	429
6.050% due 06/01/41	415	445	Gilead Sciences, Inc.
EnLink Midstream Partners, LP			2.550% due 09/01/20	395	394
5.050% due 04/01/45	820	705	GlaxoSmithKline Capital, Inc.
5.450% due 06/01/47	395	349	2.800% due 03/18/23	559	558
Enterprise Products Operating LLC			GLP Capital, LP / GLP Financing II, Inc.
4.050% due 02/15/22	457	471	5.300% due 01/15/29	539	569
EQM Midstream Partners, LP			Goldman Sachs Group, Inc. (The)
Series 10Y			3.272% due 09/29/25 (Ê)	935	924
5.500% due 07/15/28	515	530	6.750% due 10/01/37	890	1,098
Equifax, Inc.			4.411% due 04/23/39 (Ê)	335	339
			Harman International Industries, Inc.

See accompanying notes which are an integral part of the financial statements.

448 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.150% due 05/15/25	521	535	6.500% due 09/15/20	275	288
Hasbro, Inc.			5.550% due 06/01/45	310	338
6.350% due 03/15/40	535	604	KKR Group Finance Co. III LLC
HCA, Inc.			5.125% due 06/01/44 (Þ)	395	410
5.500% due 06/15/47	493	525	Kohl's Corp.
Hess Corp.			5.550% due 07/17/45	1,295	1,309
6.000% due 01/15/40	575	614	Kraft Heinz Foods Co.
Hewlett Packard Enterprise Co.			4.875% due 02/15/25 (Þ)	995	1,024
3.500% due 10/05/21	755	764	6.875% due 01/26/39	330	382
4.400% due 10/15/22 (Þ)	1	1	Series WI
Series WI			5.000% due 07/15/35	518	515
6.350% due 10/15/45	456	485	Kroger Co. (The)
Home Depot, Inc. (The)			3.300% due 01/15/21	490	493
2.625% due 06/01/22	475	476	Lam Research Corp.
Honeywell International, Inc.			3.750% due 03/15/26	390	402
1.850% due 11/01/21	486	479	Land O' Lakes, Inc.
Host Hotels & Resorts, LP			6.000% due 11/15/22 (Þ)	700	721
5.250% due 03/15/22	490	512	Lehman Brothers Holdings
HSBC Bank NA			5.857% due 11/30/56 (Š)	1,450	—
Series BKNT			Liberty Property, LP
5.875% due 11/01/34	575	695	4.750% due 10/01/20	488	498
7.000% due 01/15/39	615	838	Life Technologies Corp.
HSBC USA, Inc.			5.000% due 01/15/21	745	767
7.200% due 07/15/97	194	252	Lowe's Cos. Inc.
Humana, Inc.			Series 10YR
3.150% due 12/01/22	300	302	3.650% due 04/05/29	600	599
IBM Credit LLC			Lowe's Cos. , Inc.
1.800% due 01/20/21	540	532	3.750% due 04/15/21	517	526
Intel Corp.			Marathon Petroleum Corp.
3.100% due 07/29/22	546	555	5.000% due 09/15/54	519	516
Intercontinental Exchange, Inc.			Mars, Inc.
4.250% due 09/21/48	285	297	3.200% due 04/01/30 (Þ)	435	429
International Business Machines Corp.			3.600% due 04/01/34 (Þ)	320	319
2.500% due 01/27/22	561	557	Marvell Technology Group, Ltd.
International Paper Co.			4.200% due 06/22/23	510	520
8.700% due 06/15/38	270	372	Masco Corp.
7.300% due 11/15/39	744	936	4.375% due 04/01/26	453	463
Jefferies Group LLC			Medtronic, Inc.
6.500% due 01/20/43	498	519	Series WI
John Deere Capital Corp.			3.150% due 03/15/22	550	558
2.375% due 07/14/20	450	449	Merck & Co. , Inc.
Johnson & Johnson			3.400% due 03/07/29	585	596
2.250% due 03/03/22	483	481	Mercury General Corp.
JPMorgan Chase & Co.			4.400% due 03/15/27	325	322
4.400% due 07/22/20	505	515	Microsoft Corp.
3.875% due 09/10/24	745	767	2.875% due 02/06/24	438	442
4.452% due 12/05/29 (Ê)	765	815	MidAmerican Energy Co.
6.400% due 05/15/38	260	340	3.500% due 10/15/24	462	478
Keurig Dr Pepper, Inc.			Mondelez International, Inc.
4.057% due 05/25/23 (Þ)	994	1,025	4.125% due 05/07/28	500	520
KeyBank NA			Morgan Stanley
Series BKNT			3.981% due 10/24/23 (Ê)	1,685	1,720
3.300% due 02/01/22	360	365	Series GMTN
Kinder Morgan Energy Partners, LP			3.750% due 02/25/23	470	483
5.800% due 03/01/21	515	541	4.431% due 01/23/30 (Ê)	295	312
Kinder Morgan, Inc.			MPLX, LP

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 449

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.800% due 02/15/29	540	574	6.375% due 05/16/38	705	886
4.500% due 04/15/38	720	692	Series NCD
5.500% due 02/15/49	235	254	2.375% due 08/17/22	410	404
Series 0006			Phillips 66
5.200% due 03/01/47	95	98	4.650% due 11/15/34	512	550
Series WI			Plains All American Pipeline, LP / PAA
4.500% due 07/15/23	280	294	Finance Corp.
Mutual of Omaha Insurance Co.			3.600% due 11/01/24	500	499
4.297% due 07/15/54 (Ê)(Þ)	295	297	PNC Bank NA
National Oilwell Varco, Inc.			Series BKNT
2.600% due 12/01/22	675	662	2.150% due 04/29/21	560	554
NBCUniversal Media LLC			Precision Castparts Corp.
4.375% due 04/01/21	439	453	2.500% due 01/15/23	481	479
Nestle Holdings, Inc.			Procter & Gamble Co. (The)
3.100% due 09/24/21 (Þ)	552	558	2.150% due 08/11/22	486	481
Nevada Power Co.			Progress Energy, Inc.
Series R			7.750% due 03/01/31	443	606
6.750% due 07/01/37	313	411	PSEG Power LLC
New Cingular Wireless Services, Inc.			8.625% due 04/15/31	412	556
8.750% due 03/01/31	407	552	Public Service Co. of Oklahoma
Newell Brands, Inc.			Series G
Series WI			6.625% due 11/15/37	260	332
5.000% due 11/15/23	1,000	1,019	Public Service Electric & Gas Co.
Newmark Group, Inc.			3.250% due 09/01/23	330	337
Series WI			3.700% due 05/01/28	210	217
6.125% due 11/15/23	685	719	QUALCOMM, Inc.
NextEra Energy Capital Holdings, Inc.			Series 000A
3.625% due 06/15/23	421	430	2.600% due 01/30/23	640	634
Nissan Motor Acceptance Corp.			QVC, Inc.
2.150% due 09/28/20 (Þ)	524	517	4.375% due 03/15/23	790	799
Northern Natural Gas Co.			Reynolds American, Inc.
4.250% due 06/01/21 (Þ)	130	133	6.875% due 05/01/20	175	182
4.100% due 09/15/42 (Þ)	444	427	4.450% due 06/12/25	295	304
Northrop Grumman Corp.			8.125% due 05/01/40	630	785
2.550% due 10/15/22	482	477	Roche Holdings, Inc.
Novartis Capital Corp.			2.875% due 09/29/21 (Þ)	302	303
2.400% due 09/21/22	563	560	Series REGS
ONEOK, Inc.			2.875% due 09/29/21	101	101
7.500% due 09/01/23	459	531	Rockies Express Pipeline LLC
Oracle Corp.			4.950% due 07/15/29 (Þ)	355	356
2.625% due 02/15/23	439	438	Rohm & Haas Co.
Owens Corning			7.850% due 07/15/29	395	511
7.000% due 12/01/36	450	512	Ryder System, Inc.
Pacific Bell Telephone Co.			3.500% due 06/01/21	335	339
7.125% due 03/15/26	440	519	Sabine Pass Liquefaction LLC
Pacific Life Insurance Co.			Series WI
4.300% due 10/24/67 (Ê)(Þ)	255	234	5.750% due 05/15/24	770	845
PacifiCorp			5.000% due 03/15/27	340	362
2.950% due 02/01/22	395	398	Santander Holdings USA, Inc.
3.350% due 07/01/25	529	530	4.450% due 12/03/21	685	708
PepsiCo, Inc.			Schlumberger Holdings Corp.
2.750% due 03/05/22	510	514	4.000% due 12/21/25 (Þ)	32	33
Pfizer, Inc.			3.900% due 05/17/28 (Þ)	483	481
1.950% due 06/03/21	562	557	Sempra Energy
Philip Morris International, Inc.			3.550% due 06/15/24	485	491
1.875% due 02/25/21	522	515	Senior Housing Properties Trust

See accompanying notes which are an integral part of the financial statements.

450 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 02/15/28	611	556	1.375% due 07/28/21	552	538
Sherwin-Williams Co. (The)			United Airlines Pass-Through Trust
3.450% due 06/01/27	497	492	Series B
Sierra Pacific Power Co.			3.650% due 01/07/26	768	760
Series WI			4.600% due 03/01/26	261	265
2.600% due 05/01/26	503	481	United Parcel Service, Inc.
Smithfield Foods, Inc.			2.350% due 05/16/22	559	555
5.200% due 04/01/29 (Þ)	535	548	United Technologies Corp.
South Carolina Electric & Gas Co.			1.950% due 11/01/21	488	478
4.600% due 06/15/43	220	237	3.650% due 08/16/23	310	318
Southern California Edison Co.			UnitedHealth Group, Inc.
6.650% due 04/01/29	479	544	2.700% due 07/15/20	524	524
Southern Co. (The)			Universal Health Services, Inc.
2.350% due 07/01/21	537	531	4.750% due 08/01/22 (Þ)	513	518
Southern Co. Gas Capital Corp.			US Bancorp
2.450% due 10/01/23	549	534	2.350% due 01/29/21	559	557
Southern Natural Gas Co. LLC /			US Bank NA
Southern Natural Issuing Corp.			Series BKNT
4.400% due 06/15/21	380	390	3.150% due 04/26/21	546	551
Southern Power Co.			Valero Energy Corp.
4.150% due 12/01/25	490	510	4.350% due 06/01/28	467	486
Southwest Airlines Co.			Validus Holdings, Ltd.
2.650% due 11/05/20	260	260	8.875% due 01/26/40	917	1,343
2.750% due 11/16/22	165	164
Sprint Spectrum Co. LLC / Sprint			Valmont Industries, Inc.
Spectrum Co. II LLC / Sprint			5.250% due 10/01/54	517	480
Spectrum Co. III LLC			Verizon Communications, Inc.
3.360% due 09/20/21 (Þ)	306	305	4.016% due 12/03/29 (Þ)	935	976
4.738% due 03/20/25 (Þ)	1,430	1,457	7.750% due 12/01/30	1,565	2,120
Starbucks Corp.			Virginia Electric & Power Co.
3.800% due 08/15/25	475	493	Series B
Sunoco Logistics Partners Operations,			2.950% due 11/15/26	890	876
LP			Series C
5.400% due 10/01/47	345	347	4.000% due 11/15/46	380	376
SunTrust Bank			Visa, Inc.
Series BKNT			2.200% due 12/14/20	461	459
4.050% due 11/03/25	395	416	Wachovia Capital Trust II
Sysco Corp.			3.097% due 01/15/27 (Ê)	525	484
2.500% due 07/15/21	464	460	Walgreen Co.
TCI Communications, Inc.			3.100% due 09/15/22	559	560
7.875% due 02/15/26	340	436	Walgreens Boots Alliance, Inc.
Tennessee Gas Pipeline Co. LLC			3.450% due 06/01/26	525	508
8.375% due 06/15/32	350	464	Walmart, Inc.
Thermo Fisher Scientific, Inc.			1.900% due 12/15/20	464	460
2.950% due 09/19/26	500	485	Walt Disney Co. (The)
Time Warner Cable LLC			2.300% due 02/12/21	476	475
7.300% due 07/01/38	441	516	4.500% due 02/15/21 (Þ)	500	516
Time Warner Entertainment Co. , LP			6.900% due 08/15/39 (Þ)	370	523
8.375% due 03/15/23	442	518	Warner Media LLC
TJX Cos. , Inc. (The)			3.550% due 06/01/24	360	367
2.750% due 06/15/21	439	441	3.875% due 01/15/26	482	491
Toyota Motor Credit Corp.			Wells Fargo & Co.
Series GMTN			2.500% due 03/04/21	561	558
2.800% due 07/13/22	390	393	3.069% due 01/24/23	1,035	1,036
Tyson Foods, Inc.			4.150% due 01/24/29	445	463
3.950% due 08/15/24	522	539	4.750% due 12/07/46	570	600
Unilever Capital Corp.			Wells Fargo Bank NA

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 451

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			4.972% due 05/16/29 (Ê)	360	377
2.600% due 01/15/21	558	557	4.950% due 01/10/47	500	511
Williams Cos. , Inc. (The)			Basell Finance Co. BV
4.550% due 06/24/24	570	601	8.100% due 03/15/27 (Þ)	392	480
5.800% due 11/15/43	240	266	BAT International Finance PLC
		190,362	2.750% due 06/15/20 (Þ)	526	525
International Debt - 9.6%			BP Capital Markets PLC
Actavis Funding SCS			3.814% due 02/10/24	552	574
3.450% due 03/15/22	472	474	Braskem Netherlands Finance BV
Adani Abbot Point Terminal Pty, Ltd.			3.500% due 01/10/23 (Þ)	470	465
4.450% due 12/15/22 (Þ)	571	533	Brookfield Finance, Inc.
AerCap Ireland Capital DAC / AerCap			4.000% due 04/01/24	454	466
Global Aviation Trust			Canadian Imperial Bank of Commerce
3.300% due 01/23/23	460	455	Series BKNT
Series WI			2.100% due 10/05/20	538	534
5.000% due 10/01/21	460	478	3.500% due 09/13/23	1,185	1,215
Alibaba Group Holding, Ltd.			Canadian Oil Sands, Ltd.
2.800% due 06/06/23	600	593	4.500% due 04/01/22 (Þ)	365	374
Series WI			Carlyle Global Market Strategies CLO,
3.125% due 11/28/21	420	423	Ltd.
Alimentation Couche-Tard, Inc.			Series 2018-1A Class A1R2
3.550% due 07/26/27 (Þ)	552	542	3.311% due 04/17/31 (Ê)(Þ)	4,200	4,138
ALROSA Finance SA			CBAM CLO Management Trust
7.750% due 11/03/20 (Þ)	523	555	Series 2017-1A Class A1
America Movil SAB de CV			3.609% due 07/20/30 (Ê)(Þ)	575	574
3.125% due 07/16/22	410	412	Cedar Funding, Ltd.
AstraZeneca PLC			Series 2018-5A Class A1R
2.375% due 11/16/20	1,161	1,154	3.688% due 07/17/31 (Ê)(Þ)	5,325	5,287
Athene Holding, Ltd.			Celulosa Arauco y Constitucion SA
4.125% due 01/12/28	635	617	4.750% due 01/11/22	550	565
Banco de Bogota SA			Cencosud SA
Series EMTQ			5.150% due 02/12/25 (Þ)	426	439
4.375% due 08/03/27 (Þ)	477	479	Cenovus Energy, Inc.
Series REGS			6.750% due 11/15/39	285	327
4.375% due 08/03/27	125	126	Series WI
Banco de Credito del Peru			4.250% due 04/15/27	985	991
5.375% due 09/16/20 (Þ)	490	505	CK Hutchison International (17) (II),
Banco de Credito e Inversiones SA			Ltd.
3.500% due 10/12/27 (Þ)	468	459	Series 0001
			2.250% due 09/29/20 (Þ)	508	503
Banco Internacional del Peru SAA
5.750% due 10/07/20 (Þ)	446	461	CNH Industrial NV
			4.500% due 08/15/23	475	492
Bancolombia SA			Deutsche Telekom International Finance
5.950% due 06/03/21	1,261	1,327	BV
Bangkok Bank PCL			1.950% due 09/19/21 (Þ)	443	433
9.025% due 03/15/29 (Þ)	382	522	Dewolf Park CLO, Ltd.
Banistmo SA			Series 2017-1A Class A
Series MTQ0			3.558% due 10/15/30 (Ê)(Þ)	1,500	1,497
3.650% due 09/19/22 (Þ)	300	297	Dryden 37 Senior Loan Fund
Series REGS			Series 2017-37A Class AR
3.650% due 09/19/22	115	114	3.439% due 01/15/31 (Ê)(Þ)	1,300	1,294
Bank of Montreal			Dryden 50 Senior Loan Fund
2.100% due 06/15/20	510	507	Series 2017-50A Class A1
Bank of Nova Scotia (The)			3.817% due 07/15/30 (Ê)(Þ)	1,475	1,475
4.375% due 01/13/21	500	514	ECAF, Ltd.
Barclays PLC			Series 2015-1A Class A1
4.338% due 05/16/24 (Ê)	796	812	3.473% due 06/15/40 (Þ)	825	821

See accompanying notes which are an integral part of the financial statements.

452 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Electricite de France SA			Marks And Spencer PLC
6.000% due 01/22/14 (Þ)	525	570	7.125% due 12/01/37 (Þ)	554	594
Enbridge, Inc.			Mexico Generadora de Energia S de rl
3.700% due 07/15/27	549	552	5.500% due 12/06/32 (Þ)	227	233
Enel Finance International NV			Series REGS
4.625% due 09/14/25 (Þ)	1,295	1,346	5.500% due 12/06/32	330	338
Series 658A			Mylan NV
3.500% due 04/06/28 (Þ)	513	484	Series WI
Series REGS			3.950% due 06/15/26	755	727
3.500% due 04/06/28	111	105	NOVA Chemicals Corp.
Eni SpA			5.250% due 06/01/27 (Þ)	475	467
Series X-R			Nutrien, Ltd.
4.000% due 09/12/23 (Þ)	1,190	1,220	3.625% due 03/15/24	552	559
Gazprom OAO Via Gaz Capital SA			NXP BV / NXP Funding LLC
6.510% due 03/07/22 (Þ)	477	513	4.625% due 06/01/23 (Þ)	520	542
GE Capital International Funding Co.			Ontario Teachers' Cadillac Fairview
Unlimited Co			Properties Trust
Series WI			4.125% due 02/01/29 (Þ)	490	515
2.342% due 11/15/20	1,200	1,188	Petroleos Mexicanos
GlaxoSmithKline Capital PLC			Series WI
2.850% due 05/08/22	474	475	5.375% due 03/13/22	230	235
Grupo Bimbo SAB de CV			4.625% due 09/21/23	590	586
4.875% due 06/30/20 (Þ)	561	572	6.750% due 09/21/47	170	157
HSBC Bank PLC			Royal Bank of Canada
7.650% due 05/01/25	385	458	Series GMTN
ING Bank NV			2.500% due 01/19/21	519	519
5.800% due 09/25/23 (Þ)	1,475	1,611	Royal Bank of Scotland Group PLC
Intesa Sanpaolo SpA			6.125% due 12/15/22	480	514
3.875% due 01/12/28 (Þ)	560	514	3.498% due 05/15/23 (Ê)	430	430
Kaupthing Bank HF			3.875% due 09/12/23	750	756
5.750% due 10/04/20 (Þ) (Š)	100	—	Sanofi
Korea Southern Power Co. , Ltd.			4.000% due 03/29/21	509	522
3.000% due 01/29/21 (Þ)	528	528	Santander UK Group Holdings PLC
LCM XXII, Ltd.			5.625% due 09/15/45 (Þ)	565	598
Series 2016-22A Class A1			Saudi Arabian Oil Co.
2.636% due 10/20/28 (Ê)(Þ)	1,307	1,311	3.500% due 04/16/29 (Þ)	315	310
LCM XXV, Ltd.			Schneider Electric SE
Series 2017-25A Class A			2.950% due 09/27/22 (Þ)	557	560
3.802% due 07/20/30 (Ê)(Þ)	4,073	4,068	Shackleton CLO, Ltd.
Lloyds TSB Bank PLC			Series 2018-4RA Class A1A
6.500% due 09/14/20 (Þ)	501	522	3.597% due 04/13/31 (~)(Ê)(Þ)	1,170	1,154
Lukoil International Finance BV			Shell International Finance BV
6.125% due 11/09/20 (Þ)	1,005	1,045	2.250% due 01/06/23	566	558
4.563% due 04/24/23 (Þ)	527	542	Siemens Financieringsmaatschappij NV
LYB International Finance BV			2.900% due 05/27/22 (Þ)	552	554
4.000% due 07/15/23	471	486	Sky, Ltd.
LYB International Finance II BV			3.750% due 09/16/24 (Þ)	1,230	1,273
3.500% due 03/02/27	575	560	Suncor Energy, Inc.
LyondellBasell Industries NV			5.950% due 12/01/34	414	501
5.750% due 04/15/24	346	381	Suzano Austria GmbH
Madison Park Funding XVIII, Ltd.			6.000% due 01/15/29 (Þ)	305	326
Series 2017-18A Class A1R			7.000% due 03/16/47 (Þ)	400	444
3.782% due 10/21/30 (Ê)(Þ)	1,640	1,636	Takeda Pharmaceutical Co. , Ltd.
Madison Park Funding, Ltd.			4.400% due 11/26/23 (Þ)	715	752
Series 2016-24A Class A			5.000% due 11/26/28 (Þ)	490	536
3.769% due 01/20/28 (Ê)(Þ)	5,000	5,003	THL Credit Wind River CLO, Ltd.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 453

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-2A Class AR			Benchmark Mortgage Trust
3.831% due 10/18/30 (Ê)(Þ)	1,823	1,811	Series 2018-B8 Class A5
Toronto-Dominion Bank (The)			4.232% due 01/15/52	4,994	5,386
Series GMTN Class A			BX Commercial Mortgage Trust
1.850% due 09/11/20	480	476	Series 2018-BIOA Class C
Total Capital Canada, Ltd.			3.594% due 03/15/37 (Ê)(Þ)	1,478	1,475
2.750% due 07/15/23	481	481	Series 2018-IND Class D
Total Capital International SA			3.580% due 11/15/35 (Ê)(Þ)	4,266	4,271
2.750% due 06/19/21	524	526	BX Trust
Total Capital SA			Series 2018-BILT Class C
4.250% due 12/15/21	499	519	3.120% due 05/15/35 (Ê)(Þ)	2,150	2,147
TransCanada PipeLines, Ltd.			Series 2018-MCSF Class A
7.625% due 01/15/39	375	512	2.477% due 04/15/35 (Ê)(Þ)	1,954	1,926
UBS AG			BXP Trust
2.450% due 12/01/20 (Þ)	1,315	1,308	Series 2017-GM Class A
Vodafone Group PLC			3.379% due 06/13/39 (Þ)	3,559	3,600
2.950% due 02/19/23	450	447	CAMB Commercial Mortgage Trust
Voya CLO, Ltd.			Series 2019-LIFE Class E
Series 2017-2A Class A1R			4.650% due 12/15/37 (Ê)(Þ)	3,188	3,210
3.838% due 04/17/30 (Ê)(Þ)	1,670	1,669	Citigroup Commercial Mortgage Trust
Series 2017-3A Class A1A			Series 2013-375P Class D
3.991% due 07/20/30 (Ê)(Þ)	3,480	3,475	3.635% due 05/10/35 (~)(Ê)(Þ)	2,427	2,415
Series 2017-4A Class A1			Citigroup Mortgage Loan Trust, Inc.
3.727% due 10/15/30 (Ê)(Þ)	900	893	Series 2005-2 Class 1A2A
Woori Bank			3.131% due 05/25/35 (~)(Ê)	380	391
5.875% due 04/13/21 (Þ)	377	397	Series 2015-2 Class 5A1
		90,180	0.444% due 03/25/47 (Ê)(Þ)	260	260
Mortgage-Backed Securities - 30.5%			Cloverleaf Cold Storage Trust
225 Liberty Street Trust			Series 2019-CHL2 Class D
Series 2016-225L Class A			4.180% due 03/15/36 (Ê)(Þ)	4,295	4,306
3.597% due 02/10/36 (Þ)	235	241	Commercial Mortgage Trust
A10 Securitization LLC			Series 2015-LC19 Class A4
Series 2017-AA Class B1			3.183% due 02/10/48	2,786	2,816
0.010% due 05/15/36 (Þ)	1,110	1,088	Series 2016-787S Class A
Banc of America Mortgage Trust			3.545% due 02/10/36 (Þ)	235	240
Series 2004-D Class 2A2			Series 2018-COR3 Class A3
3.258% due 05/25/34 (~)(Ê)	139	142	4.228% due 05/10/51	3,755	4,020
Series 2006-B Class 1A1			DBGS Mortgage Trust
3.247% due 10/20/46 (~)(Ê)	27	18	Series 2019-1735 Class D
BANK Commercial Mortgage Pass-			4.194% due 04/10/39 (~)(Ê)(Þ)	1,961	1,993
Through Certificates			Deutsche Mortgage Securities, Inc. Re-
Series 2018-BN12 Class A4			REMIC Trust
4.255% due 05/15/61 (~)(Ê)	6,565	7,092	Series 2007-WM1 Class A1
Bank of America Mortgage Securities,			4.078% due 06/27/37 (~)(Ê)(Þ)	581	589
Inc.			Fannie Mae
Series 2004-B Class 2A2			3.540% due 2020	392	397
3.620% due 03/25/34 (~)(Ê)	160	164	5.500% due 2020	2	2
Bayview Commercial Asset Trust			3.881% due 2021	710	730
Series 2007-2A Class A1			3.500% due 2030	198	203
1.507% due 07/25/37 (Ê)(Þ)	1,407	1,332	2.600% due 2031	330	309
BCAP LLC Trust			3.000% due 2033	377	377
Series 2011-R11 Class 15A1			5.500% due 2033	42	45
3.400% due 10/26/33 (~)(Ê)(Þ)	393	399	3.500% due 2034	323	331
Bear Stearns ALT-A Trust			5.500% due 2034	344	378
Series 2004-12 Class 1A3			4.500% due 2035	523	555
1.682% due 01/25/35 (Ê)	1,613	1,615	6.000% due 2035	90	100

See accompanying notes which are an integral part of the financial statements.

454 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2036	252	277	4.000% due 2044	782	815
5.500% due 2037	169	186	3.500% due 2045	527	537
5.500% due 2038	793	873	4.000% due 2045	1,862	1,935
6.000% due 2039	50	56	3.500% due 2046	300	303
4.500% due 2040	223	237	4.000% due 2046	1,249	1,299
5.500% due 2040	682	744	4.000% due 2047	7,130	7,356
4.000% due 2041	221	229	4.500% due 2048	1,090	1,138
3.500% due 2043	1,633	1,669	Freddie Mac Multifamily Structured
4.000% due 2043	236	245	Pass-Through Certificates
4.000% due 2044	1,222	1,265	Series 2013-K024 Class A2
3.500% due 2045	1,814	1,840	2.573% due 09/25/22	1,850	1,852
4.000% due 2045	1,358	1,406	Series 2013-K029 Class A2
4.000% due 2046	2,694	2,792	3.320% due 02/25/23 (~)	1,760	1,807
4.500% due 2046	587	625	Series 2015-K045 Class A2
3.500% due 2047	6,331	6,396	3.023% due 01/25/25	1,240	1,258
4.000% due 2047	10,107	10,424	Series 2015-K046 Class A2
4.500% due 2047	273	286	3.205% due 03/25/25	480	492
4.000% due 2048	1,662	1,713	Series 2015-K047 Class A2
4.500% due 2048	16,816	17,544	3.329% due 05/25/25 (~)(Ê)	930	959
5.000% due 2048	6,344	6,685	Series 2015-K048 Class A2
Fannie Mae Connecticut Avenue			3.284% due 06/25/25 (~)(Ê)	1,570	1,615
Securities			Series 2015-K051 Class A2
Series 2014-C04 Class 1M2			3.308% due 09/25/25	1,040	1,072
7.116% due 11/25/24 (Ê)	2,471	2,782	Series 2016-K053 Class A2
Series 2016-C06 Class 1M1			2.995% due 12/25/25	1,745	1,766
2.538% due 04/25/29 (Ê)	868	872	Series 2017-K063 Class A2
Fannie Mae REMIC Trust			3.430% due 01/25/27 (~)(Ê)	7,000	7,258
Series 2004-W12 Class 1A1			Series 2017-K070 Class A2
6.000% due 07/25/44	239	269	3.303% due 11/25/27 (~)(Ê)	702	721
Series 2004-W12 Class 1A3			Freddie Mac REMICS
7.000% due 07/25/44	600	689	Series 2006-3123 Class HT
Fannie Mae REMICS			5.000% due 03/15/26	207	217
Series 1999-56 Class Z			Series 2006-R006 Class ZA
7.000% due 12/18/29	40	44	6.000% due 04/15/36	574	646
Series 2005-117 Class LC			Series 2006-R007 Class ZA
5.500% due 11/25/35	180	187	6.000% due 05/15/36	329	369
Series 2009-96 Class DB			Series 2010-3632 Class PK
4.000% due 11/25/29	362	373	5.000% due 02/15/40	202	216
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through			Series 2010-3653 Class B
Certificates			4.500% due 04/15/30	552	586
Series 2014-K040 Class A2			Series 2012-3989 Class BW
3.241% due 09/25/24	1,766	1,812	3.500% due 01/15/27	3,180	3,303
Federal Housing Authority Trust			Series 2012-4019 Class JD
7.430% due 06/27/21 (Š)	8	8	3.000% due 05/15/41	241	244
			Freddie Mac Structured Agency Credit
Flagstar Mortgage Trust			Risk Debt Notes
Series 2017-2 Class A5			Series 2014-DN2 Class M2
3.500% due 10/25/47 (~)(Ê)(Þ)	1,281	1,280	3.741% due 04/25/24 (Ê)	1,385	1,393
Freddie Mac			Series 2014-HQ2 Class M3
3.500% due 2030	193	197	6.236% due 09/25/24 (Ê)	1,267	1,403
5.500% due 2032	14	15	Series 2015-DN1 Class M3
7.500% due 2032	8	9	6.366% due 01/25/25 (Ê)	1,115	1,191
5.500% due 2034	30	33	Series 2015-DNA2 Class M2
4.000% due 2040	775	809	4.816% due 12/25/27 (Ê)	331	335
5.500% due 2041	277	303
3.500% due 2043	1,371	1,401	Series 2015-DNA3 Class M3
			7.177% due 04/25/28 (Ê)	3,765	4,321
3.500% due 2044	162	165
			Series 2015-HQA2 Class M2

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 455

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.038% due 05/25/28 (Ê)	552	563	Series 2016-C31 Class A1
Ginnie Mae II			1.511% due 11/15/21	317	312
4.500% due 2042	229	241	Morgan Stanley Capital I Trust
5.000% due 2048	16,392	17,174	Series 2018-BOP Class E
5.500% due 2049	17,423	18,397	4.423% due 06/15/35 (Ê)(Þ)	4,215	4,215
Grace Mortgage Trust			Series 2018-SUN Class E
Series 2014-GRCE Class A			4.108% due 07/15/35 (Ê)(Þ)	5,048	5,049
3.369% due 06/10/28 (Þ)	456	461	Morgan Stanley Mortgage Capital
GS Mortgage Securities Trust			Holdings LLC Trust
Series 2016-GS2 Class A4			Series 2017-237P Class D
3.050% due 05/10/49 (Æ)	1,446	1,442	3.865% due 09/13/39 (Þ)	1,883	1,861
Series 2017-GS5 Class A4			Series 2017-237P Class XA
3.674% due 03/10/50	2,739	2,835	Interest Only STRIP
Hilton USA Trust			0.467% due 09/13/39 (~)(Ê)(Þ)	10,103	274
Series 2016-HHV Class D			Series 2017-237P Class XB
4.194% due 11/05/38 (~)(Ê)(Þ)	2,271	2,279	Interest Only STRIP
Series 2016-SFP Class A			0.175% due 09/13/39 (~)(Ê)(Þ)	6,248	45
2.828% due 11/05/35 (Þ)	261	260	Morgan Stanley Mortgage Loan Trust
JPMorgan Chase Commercial Mortgage			Series 2005-5AR Class 1M3
Securities Trust			2.447% due 09/25/35 (Ê)	743	737
Series 2004-LN2 Class B			MSCG Trust
5.462% due 07/15/41 (~)(Ê)	296	297	Series 2015-ALDR Class A2
Series 2016-NINE Class A			3.577% due 06/07/35 (~)(Ê)(Þ)	310	310
2.949% due 10/06/38 (~)(Ê)(Þ)	530	519	Series 2018-SELF Class D
JPMorgan Mortgage Trust			3.950% due 10/15/28 (Ê)(Þ)	2,783	2,790
Series 2015-3 Class A5			NYT Mortgage Trust
3.500% due 05/25/45 (~)(Ê)(Þ)	391	392	Series 2019-NYT Class A
Series 2016-4 Class A5			3.700% due 11/15/35 (Ê)(Þ)	5,222	5,243
3.500% due 10/25/46 (~)(Ê)(Þ)	522	524	OBP Depositor LLC Trust
Series 2017-1 Class A4			Series 2010-OBP Class A
3.500% due 01/25/47 (~)(Ê)(Þ)	1,336	1,339	4.646% due 07/15/45 (Þ)	230	233
Series 2017-2 Class A5			One Market Plaza Trust
3.500% due 05/25/47 (~)(Ê)(Þ)	1,824	1,829	Series 2017-1MKT Class C
Series 2017-3 Class 1A5			4.016% due 02/10/32 (Þ)	1,133	1,160
3.500% due 08/25/47 (~)(Ê)(Þ)	978	981	Series 2017-1MKT Class D
Series 2017-4 Class A5			4.146% due 02/10/32 (Þ)	797	813
3.500% due 11/25/47 (~)(Ê)(Þ)	1,310	1,317	RBS Commercial Funding, Inc. Trust
Series 2018-4 Class A15			Series 2013-GSP Class A
3.500% due 10/25/48 (~)(Ê)(Þ)	2,610	2,619	3.961% due 01/13/32 (~)(Ê)(Þ)	235	242
Series 2018-6 Class 1A4			Sequoia Mortgage Trust
3.500% due 12/25/48 (~)(Ê)(Þ)	4,580	4,596	Series 2013-12 Class A1
Series 2018-8 Class A15			4.000% due 12/25/43 (Þ)	174	177
4.000% due 01/25/49 (~)(Ê)(Þ)	6,851	6,927	Structured Asset Securities Corp.
Series 2018-8 Class A5			Mortgage Pass-Through Certificates
4.000% due 01/25/49 (~)(Ê)(Þ)	4,139	4,204	Series 2003-34A Class 5A4
Series 2018-9 Class A15			3.383% due 11/25/33 (~)(Ê)	434	444
4.000% due 09/25/48 (~)(Ê)(Þ)	965	976	Washington Mutual Mortgage Pass-
Series 2019-1 Class A6			Through Certificates Trust
4.000% due 05/25/49 (~)(Ê)(Þ)	6,787	6,864	Series 2003-AR10 Class A7
			2.839% due 10/25/33 (~)(Ê)	147	150
LB-UBS Commercial Mortgage Trust			Series 2004-AR1 Class A
Series 2007-C6 Class AM			3.157% due 03/25/34 (~)(Ê)	769	789
6.114% due 07/15/40 (~)(Ê)	19	19
Morgan Stanley Bank of America Merrill			Series 2004-AR4 Class A6
Lynch Trust			4.124% due 06/25/34 (~)(Ê)	1,417	1,454
Series 2015-C24 Class A4			Series 2005-AR2 Class 2A21
3.732% due 05/15/48	945	981	1.564% due 01/25/45 (Ê)	291	292
			Series 2005-AR11 Class A1A

See accompanying notes which are an integral part of the financial statements.

456 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
0.844% due 08/25/45 (Ê)	2,045	2,040	2.625% due 02/15/29	1,755		1,773
Series 2005-AR19 Class A1A2			4.500% due 05/15/38	805		1,019
0.814% due 12/25/45 (Ê)	719	714	3.750% due 11/15/43	3,759		4,321
Series 2006-AR1 Class 2A1A			3.125% due 08/15/44	1,330		1,380
1.594% due 01/25/46 (Ê)	504	509	2.875% due 08/15/45	870		863
Wells Fargo Commercial Mortgage Trust			3.000% due 11/15/45	3,280		3,332
Series 2015-NXS1 Class A5			3.000% due 05/15/47	1,260		1,278
3.148% due 05/15/48	4,523	4,559	2.750% due 11/15/47	2,671		2,574
Wells Fargo Mortgage Backed Securities			3.000% due 02/15/48	2,986		3,022
Trust			3.375% due 11/15/48	4,630		5,039
Series 2003-J Class 1A9			3.000% due 02/15/49	1,125		1,140
4.736% due 10/25/33 (~)(Ê)	379	387				250,180
Series 2006-AR8 Class 1A3			Total Long-Term Investments
3.111% due 04/25/36 (~)(Ê)	117	117
WinWater Mortgage Loan Trust			(cost $870,585)			879,049
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ)	747	756	Short-Term Investments - 5.1%
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ)	530	527	America Movil SAB de CV
Worldwide Plaza Trust			5.000% due 03/30/20	1,110		1,132
Series 2017-WWP Class A			Athene Global Funding
3.526% due 11/10/36 (Þ)	3,609	3,662	2.750% due 04/20/20 (Þ)	1,475		1,473
		285,607	EOG Resources, Inc.
Municipal Bonds - 0.2%			2.450% due 04/01/20	315		314
Municipal Electric Authority of Georgia
Revenue Bonds			Fannie Mae
6.637% due 04/01/57	1,084	1,196	6.500% due 06/01/19	—		—
7.055% due 04/01/57	492	569	6.500% due 11/01/19	—		—
		1,765	5.000% due 04/01/20	1		1
United States Government Treasuries - 26.7%			Kaupthing Bank HF
United States Treasury Inflation Indexed
Bonds			7.625% due 02/28/20 (Þ) (Š)	1,210		—
0.125% due 04/15/21	17,709	17,571	Shire Acquisitions Investments Ireland
0.125% due 01/15/22	1,279	1,268	DAC
0.375% due 07/15/23	20,242	20,313	1.900% due 09/23/19	1,020		1,016
0.375% due 07/15/25	11,706	11,693	U. S. Cash Management Fund(@)	32,019,312	(8)	32,026
3.375% due 04/15/32	10,622	14,264	United States Treasury Inflation Indexed
2.125% due 02/15/40	4,104	5,092	Bonds
0.875% due 02/15/47	7,591	7,447	1.375% due 01/15/20	11,027		11,111
United States Treasury Notes			Volkswagen Group of America Finance
1.375% due 05/31/20	14,430	14,275	LLC
1.375% due 05/31/21	17,305	16,991	2.450% due 11/20/19 (Þ)	460		459
1.125% due 06/30/21	24,925	24,338	Total Short-Term Investments
1.750% due 05/15/23	38,370	37,605	(cost $48,619)			47,532
1.250% due 07/31/23	9,475	9,086
2.125% due 03/31/24	1,440	1,429
2.250% due 04/30/24	1,025	1,024	Total Investments 99.0%
2.000% due 02/15/25	6,665	6,543	(identified cost $919,204)			926,581
2.125% due 05/15/25	5,500	5,428
2.000% due 08/15/25	7,330	7,172
3.000% due 10/31/25	1,275	1,322	Other Assets and Liabilities,
2.250% due 11/15/25	5,170	5,129	Net - 1.0. %			8,874
1.625% due 02/15/26	4,795	4,565
1.625% due 05/15/26	3,872	3,678	Net Assets - 100.0%			935,455
1.500% due 08/15/26	3,729	3,501
2.375% due 05/15/27	4,390	4,368
2.750% due 02/15/28	330	337

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 457

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
24.2%
225 Liberty Street Trust	02/17/16	235,000	102.56	241	241
A10 Securitization LLC	06/23/17	1,110,000	100.00	1,110	1,088
ABB Treasury Center, Inc.	03/05/19	464,000	101.98	473	476
ACE Securities Corp. Mortgage Loan Trust	03/08/17	657,029	93.48	614	605
Adani Abbot Point Terminal Pty, Ltd.	06/19/18	571,000	92.75	530	533
Alimentation Couche-Tard, Inc.	09/19/17	552,000	98.86	546	542
ALROSA Finance SA	11/01/18	523,000	105.03	549	555
American Tower Trust #1	01/05/17	355,000	99.82	354	354
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	04/22/19	554,000	100.00	554	556
Apollo Management Holdings, LP	05/24/16	335,000	99.93	335	342
Apollo Management Holdings, LP	02/26/18	705,000	99.95	705	711
Apollo Management Holdings, LP	03/08/18	630,000	99.53	627	627
Athene Global Funding	04/17/17	1,475,000	99.83	1,472	1,473
Banco de Bogota SA	09/22/17	477,000	98.90	472	479
Banco de Credito del Peru	02/01/19	490,000	102.96	504	505
Banco de Credito e Inversiones SA	06/05/18	468,000	91.48	428	459
Banco Internacional del Peru SAA	04/01/19	446,000	103.65	462	461
Bangkok Bank PCL	06/19/18	382,000	130.70	499	522
Banistmo SA	12/07/17	300,000	99.90	300	297
Basell Finance Co. BV	02/15/19	392,000	120.56	473	480
BAT International Finance PLC	09/20/17	526,000	100.27	527	525
Bayer US Finance II LLC	06/18/18	650,000	99.57	647	652
Bayer US Finance II LLC	06/19/18	873,000	100.08	874	877
Bayer US Finance II LLC	08/14/18	805,000	89.21	718	690
Bayer US Finance LLC	06/18/18	1,173,000	96.93	1,137	1,149
Bayview Commercial Asset Trust	10/26/17	1,407,255	95.87	1,349	1,332
BCAP LLC Trust	11/26/13	392,534	103.57	407	399
Blackbird Capital Aircraft Lease Securitization, Ltd.	11/04/16	3,367,344	98.06	3,302	3,302
Braskem Netherlands Finance BV	10/04/17	470,000	99.32	467	465
Broadcom, Inc.	03/29/19	950,000	99.27	943	939
Broadcom, Inc.	03/29/19	705,000	99.89	704	704
BX Commercial Mortgage Trust	03/02/18	1,478,000	99.42	1,469	1,475
BX Commercial Mortgage Trust	10/22/18	4,265,613	100.10	4,270	4,271
BX Trust	04/06/18	1,954,000	99.14	1,937	1,926
BX Trust	06/01/18	2,150,000	100.00	2,150	2,147
BXP Trust	10/30/17	3,559,000	98.05	3,489	3,600
CAL Funding III, Ltd.	06/28/17	3,971,450	98.20	3,900	3,979
CAMB Commercial Mortgage Trust	01/25/19	3,188,000	100.00	3,188	3,210
Canadian Oil Sands, Ltd.	12/14/18	365,000	99.83	364	374
Cantor Fitzgerald, L. P.	04/24/19	685,000	99.71	683	686
Carlyle Global Market Strategies CLO, Ltd.	06/27/18	4,200,000	99.48	4,178	4,138
Carlyle Holdings II Finance LLC	02/09/17	245,000	96.73	237	247
CBAM CLO Management Trust	06/29/18	575,000	100.05	575	574
Cedar Funding, Ltd.	07/03/18	5,325,000	100.00	5,325	5,287
Cencosud SA	06/05/18	426,000	98.76	421	439
Cigna Corp.	09/06/18	310,000	99.92	310	320
Cigna Corp.	09/06/18	375,000	99.95	375	376
Citigroup Commercial Mortgage Trust	03/06/19	2,427,000	98.41	2,388	2,415
Citigroup Mortgage Loan Trust, Inc.	02/01/17	260,001	97.73	254	260
CK Hutchison International (17) (II), Ltd.	01/02/19	508,000	98.61	501	503
Cloverleaf Cold Storage Trust	03/15/19	4,295,000	100.00	4,295	4,306
Commercial Mortgage Trust	02/19/16	235,000	102.55	241	240
Cox Communications, Inc.	05/31/17	870,000	109.80	955	972
Cox Communications, Inc.	07/24/17	610,000	98.09	598	614
Daimler Finance NA LLC	04/12/19	529,000	98.81	523	523
DBGS Mortgage Trust	04/03/19	1,961,000	101.45	1,989	1,993
Deutsche Mortgage Securities, Inc. Re-REMIC Trust	01/04/17	581,498	100.65	585	589
Deutsche Telekom International Finance BV	05/03/18	443,000	96.91	429	433
Dewolf Park CLO, Ltd.	07/10/18	1,500,000	100.17	1,503	1,497
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	03/06/18	1,605,000	118.76	1,905	1,936
Dryden 37 Senior Loan Fund	12/06/17	1,300,000	100.00	1,300	1,294
Dryden 50 Senior Loan Fund	07/24/17	1,475,000	100.00	1,475	1,475
Dryden Senior Loan Fund	04/18/18	1,600,000	100.17	1,603	1,600

See accompanying notes which are an integral part of the financial statements.

458 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
ECAF, Ltd.	08/09/18	824,647	99.21	818	821
Electricite de France SA	02/04/19	525,000	98.25	516	570
EMD Finance LLC	06/04/18	476,000	98.49	469	474
Enel Finance International NV	01/05/18	513,000	93.92	482	484
Enel Finance International NV	09/11/18	1,295,000	99.42	1,287	1,346
Eni SpA	09/05/18	1,190,000	99.53	1,184	1,220
Farmers Exchange Capital III	10/12/16	410,000	99.12	406	408
Flagstar Mortgage Trust	10/26/17	1,281,342	101.43	1,300	1,280
Fresenius Medical Care US Finance II, Inc.	09/19/17	485,000	106.86	518	515
Gazprom OAO Via Gaz Capital SA	02/01/19	477,000	105.34	502	513
Grace Mortgage Trust	05/19/17	456,000	103.50	472	461
Grupo Bimbo SAB de CV	08/02/18	561,000	101.68	570	572
Hewlett Packard Enterprise Co.	09/30/15	500	99.90	—	1
Hilton USA Trust	11/22/16	2,271,000	95.12	2,160	2,279
Hilton USA Trust	05/26/17	261,000	99.70	260	260
ING Bank NV	04/28/17	1,475,000	106.49	1,571	1,611
Intesa Sanpaolo SpA	06/18/18	560,000	88.20	494	514
JPMorgan Chase Commercial Mortgage Securities Trust	10/30/17	530,000	98.86	524	519
JPMorgan Mortgage Trust	03/30/17	390,518	102.04	398	392
JPMorgan Mortgage Trust	05/22/17	1,823,584	101.54	1,852	1,829
JPMorgan Mortgage Trust	06/13/17	1,336,445	101.11	1,351	1,339
JPMorgan Mortgage Trust	08/09/17	977,568	102.64	1,003	981
JPMorgan Mortgage Trust	10/18/17	1,310,305	101.84	1,334	1,317
JPMorgan Mortgage Trust	10/26/17	521,547	101.90	531	524
JPMorgan Mortgage Trust	06/27/18	4,579,749	99.33	4,549	4,596
JPMorgan Mortgage Trust	08/16/18	10,989,614	100.40	11,040	11,131
JPMorgan Mortgage Trust	09/20/18	965,476	100.55	971	976
JPMorgan Mortgage Trust	01/18/19	6,786,830	100.71	6,835	6,864
JPMorgan Mortgage Trust	04/18/19	2,610,428	100.87	2,633	2,619
Kaupthing Bank HF	02/25/08	1,210,000	—	1,013	—
Kaupthing Bank HF	10/04/11	100,000	—	99	—
Keurig Dr Pepper, Inc.	09/17/18	994,000	99.94	993	1,025
KKR Group Finance Co. III LLC	03/11/15	395,000	100.68	398	410
Korea Southern Power Co. , Ltd.	01/22/18	528,000	99.34	525	528
Kraft Heinz Foods Co.	10/07/15	995,000	102.65	1,021	1,024
Land O' Lakes, Inc.	06/22/16	700,000	103.72	726	721
LCM XXII, Ltd.	07/05/17	1,307,000	101.27	1,324	1,311
LCM XXV, Ltd.	07/10/17	4,073,000	99.71	4,061	4,068
Lloyds TSB Bank PLC	12/07/17	501,000	104.29	523	522
Lukoil International Finance BV	03/22/17	1,005,000	103.74	1,043	1,045
Lukoil International Finance BV	09/19/17	527,000	101.96	537	542
Madison Park Funding XVIII, Ltd.	09/29/17	1,640,000	100.00	1,640	1,636
Madison Park Funding, Ltd.	06/29/18	5,000,000	100.26	5,013	5,003
Magnetite XVIII, Ltd.	10/31/18	1,786,000	100.00	1,786	1,784
Marks And Spencer PLC	11/06/17	554,000	113.92	631	594
Mars, Inc.	03/26/19	320,000	99.63	319	319
Mars, Inc.	03/26/19	435,000	99.71	434	429
Mexico Generadora de Energia S de rl	09/22/17	227,225	106.01	241	233
Morgan Stanley Capital I Trust	07/19/18	5,048,000	100.00	5,048	5,049
Morgan Stanley Capital I Trust	08/15/18	4,215,000	100.00	4,215	4,215
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	6,248,000	0.73	45	45
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	10,103,000	2.71	274	274
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	1,883,000	97.03	1,827	1,861
MSCG Trust	05/19/15	310,000	101.47	315	310
MSCG Trust	10/09/18	2,783,000	100.00	2,783	2,790
Mutual of Omaha Insurance Co.	07/14/14	295,000	100.00	295	297
Nestle Holdings, Inc.	04/22/19	552,000	100.97	557	558
Nissan Motor Acceptance Corp.	02/01/19	524,000	98.14	514	517
Northern Natural Gas Co.	06/05/18	444,000	96.19	427	427
Northern Natural Gas Co.	03/28/19	130,000	102.47	133	133
NOVA Chemicals Corp.	08/22/17	475,000	99.70	474	467
NXP BV / NXP Funding LLC	01/08/19	520,000	99.02	515	542
NYT Mortgage Trust	01/11/19	5,222,000	100.00	5,222	5,243
OBP Depositor LLC Trust	10/30/15	230,000	108.83	250	233

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 459

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
One Market Plaza Trust	02/15/17	797,000	100.64	802	813
One Market Plaza Trust	02/15/17	1,133,000	102.59	1,162	1,160
OneMain Financial Issuance Trust	10/26/18	4,091,000	98.31	4,021	4,063
OneMain Financial Issuance Trust	01/16/19	2,040,000	99.59	2,032	2,052
Ontario Teachers' Cadillac Fairview Properties Trust	01/28/19	490,000	99.86	489	515
Pacific Life Insurance Co.	06/15/18	255,000	92.16	235	234
RBS Commercial Funding, Inc. Trust	10/27/15	235,000	104.75	246	242
Roche Holdings, Inc.	01/05/18	302,000	99.70	301	303
Rockies Express Pipeline LLC	04/03/19	355,000	99.97	355	356
Santander UK Group Holdings PLC	10/01/18	565,000	102.96	582	598
Saudi Arabian Oil Co.	04/09/19	315,000	99.52	313	310
Schlumberger Holdings Corp.	03/06/19	483,000	100.11	484	481
Schlumberger Holdings Corp.	03/06/19	32,000	101.25	32	33
Schneider Electric SE	04/22/19	557,000	100.20	558	560
Sequoia Mortgage Trust	08/22/17	174,136	104.01	181	177
Shackleton CLO, Ltd.	04/04/18	1,170,000	100.00	1,170	1,154
Siemens Financieringsmaatschappij NV	04/22/19	552,000	100.12	553	554
Sky, Ltd.	12/12/18	1,230,000	98.67	1,214	1,273
Smithfield Foods, Inc.	03/27/19	535,000	99.68	533	548
SoFi Professional Loan Program LLC	05/15/18	293,419	99.34	291	292
SoFi Professional Loan Program LLC	05/16/18	792,863	99.56	789	792
SoFi Professional Loan Program LLC	05/23/18	316,043	98.80	312	313
SoFi Professional Loan Program LLC	07/24/18	3,806,000	97.54	3,713	3,784
SoFi Professional Loan Program LLC	07/24/18	3,806,000	97.77	3,721	3,797
SoFi Professional Loan Program LLC	01/18/19	2,581,731	98.56	2,545	2,576
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	03/14/18	1,430,000	100.05	1,430	1,457
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	09/06/18	306,250	99.81	306	305
Suzano Austria GmbH	07/27/18	400,000	107.18	429	444
Suzano Austria GmbH	09/17/18	305,000	99.10	302	326
Takeda Pharmaceutical Co. , Ltd.	11/19/18	490,000	99.59	488	536
Takeda Pharmaceutical Co. , Ltd.	11/19/18	715,000	99.96	715	752
Textainer Marine Containers, Ltd.	05/11/17	941,738	100.00	942	941
THL Credit Wind River CLO, Ltd.	10/02/17	1,823,000	100.00	1,823	1,811
Towd Point Mortgage Trust	05/05/17	657,364	100.24	659	650
Towd Point Mortgage Trust	07/07/17	617,512	100.56	621	609
Towd Point Mortgage Trust	08/04/17	317,763	100.61	320	313
Towd Point Mortgage Trust	11/09/17	1,087,902	100.27	1,091	1,079
Towd Point Mortgage Trust	07/11/18	415,591	97.93	407	410
Towd Point Mortgage Trust	01/24/19	946,726	99.39	941	963
Triton Container Finance IV LLC	08/16/17	635,240	100.08	636	633
Triton Container Finance V LLC	03/13/18	4,723,158	99.16	4,683	4,737
Triton Container Finance VI LLC	06/07/17	287,631	99.98	288	286
UBS AG	11/27/17	1,315,000	99.60	1,310	1,308
Universal Health Services, Inc.	09/19/17	513,000	102.28	525	518
Verizon Communications, Inc.	08/03/18	935,000	99.19	927	976
Volkswagen Group of America Finance LLC	12/21/16	460,000	99.95	460	459
Voya CLO, Ltd.	03/31/17	1,670,000	100.04	1,671	1,669
Voya CLO, Ltd.	07/16/18	900,000	100.14	901	893
Voya CLO, Ltd.	11/02/18	1,000,000	100.00	1,000	996
Voya CLO, Ltd.	03/05/19	3,480,000	99.93	3,478	3,475
Walt Disney Co. (The)	03/15/19	500,000	102.79	514	516
Walt Disney Co. (The)	03/15/19	370,000	137.30	508	523
WinWater Mortgage Loan Trust	03/29/17	746,999	102.51	766	756
WinWater Mortgage Loan Trust	05/23/17	529,922	101.81	540	527
Woori Bank	12/07/17	377,000	103.85	392	397
Worldwide Plaza Trust	10/31/17	3,609,000	98.87	3,568	3,662
					226,517

For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

460 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp.	USD 1 Month LIBOR	0.700
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	1.902
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Bear Stearns ALT-A Trust	USD 1 Month LIBOR	0.700
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.300
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.121
BX Trust	USD 1 Month LIBOR	0.577
BX Trust	USD 1 Month LIBOR	1.220
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	2.150
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	0.970
CBAM CLO Management Trust	USD 3 Month LIBOR	1.250
Cedar Funding, Ltd.	USD 3 Month LIBOR	1.100
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Cloverleaf Cold Storage Trust	USD 1 Month LIBOR	1.700
Comcast Corp.	USD 3 Month LIBOR	0.630
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.500
Dewolf Park CLO, Ltd.	USD 3 Month LIBOR	1.210
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Dryden Senior Loan Fund	USD 3 Month LIBOR	1.120
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.650
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.430
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.450
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.330
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 461

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.930
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding, Ltd.	USD 3 Month LIBOR	1.410
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.800
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.945
Morgan Stanley	USD 3 Month LIBOR	1.628
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	1.500
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Mortgage Loan Trust	USD 1 Month LIBOR	0.825
MSCG Trust	USD 1 Month LIBOR	1.650
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
NYT Mortgage Trust	USD 1 Month LIBOR	1.200
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.480
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Voya CLO, Ltd.	USD 3 Month LIBOR	1.190
Voya CLO, Ltd.	USD 3 Month LIBOR	1.230
Voya CLO, Ltd.	USD 3 Month LIBOR	1.130
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.290
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.330
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	1.700

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

462 Investment Grade Bond Fund

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures			121	AUD	16,732	06/19	216
Canada 10 Year Government Bond Futures			346	CAD	47,810	06/19	92
Long Gilt Futures			191	GBP	24,318	06/19	184
United States 2 Year Treasury Note Futures			248	USD	52,826	06/19	49
United States 5 Year Treasury Note Futures			136	USD	15,727	06/19	(17)
United States 10 Year Treasury Note Futures			982	USD	121,445	06/19	1,237
United States 10 Year Ultra Treasury Note Futures			300	USD	39,534	06/19	357
United States Long Bond Futures			59	USD	8,701	06/19	15
United States Ultra Bond Futures			135	USD	22,177	06/19	164
Short Positions
Australia 10 Year Government Bond Futures			241	AUD	33,325	06/19	(104)
Euro-Bund Futures			114	EUR	18,845	06/19	(294)
Japan 10 Year Government Bond Futures			28	JPY	4,276,440	06/19	(16)
United States 2 Year Treasury Note Futures			194	USD	41,323	06/19	(121)
United States 5 Year Treasury Note Futures			20	USD	2,313	06/19	(10)
United States 10 Year Treasury Note Futures			33	USD	4,081	06/19	(37)
United States Long Bond Futures			3	USD	442	06/19	—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,715

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	4,571		CZK	103,677	05/23/19	(33)
Bank of America	USD	65		HUF	18,295	05/23/19	(1)
Bank of America	USD	2,750		HUF	768,148	05/23/19	(87)
Bank of America	USD	2,738		PLN	10,453	05/23/19	(2)
Bank of America	USD	60		TRY	343	05/23/19	(4)
Bank of America	USD	79		TRY	473	05/23/19	(1)
Bank of America	USD	1,717		TRY	9,565	05/23/19	(133)
Bank of America	AUD	3,301		EUR	2,050	05/14/19	(53)
Bank of America	CZK	130		USD	6	05/23/19	—
Bank of America	CZK	900		USD	40	05/23/19	—
Bank of America	GBP	1,850		JPY	266,137	05/14/19	(45)
Bank of America	HUF	12,146		USD	44	05/23/19	2
Bank of America	MXN	1,033		USD	54	05/23/19	—
Bank of America	PLN	35		USD	9	05/23/19	—
Bank of America	PLN	122		USD	32	05/23/19	—
Bank of America	THB	588		USD	19	05/23/19	—
Bank of America	THB	1,128		USD	36	05/23/19	—
Bank of America	THB	142,040		USD	4,556	05/23/19	105
Bank of Montreal	USD	2,731		HKD	21,362	05/23/19	(7)
Bank of Montreal	USD	1,802	MXN		35,245	05/23/19	51
Bank of Montreal	HKD	25		USD	3	05/23/19	—
Bank of Montreal	MXN	204		USD	11	05/23/19	—
BNP Paribas	USD	24		IDR	339,763	05/23/19	—
BNP Paribas	USD	1,782		IDR	25,510,031	05/23/19	8

See accompanying notes which are an integral part of the financial statements.

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	17	RUB	1,118	05/23/19	—
BNP Paribas	PHP	2,662	USD	50	05/23/19	(1)
BNP Paribas	PHP	236,446	USD	4,488	05/23/19	(73)
BNP Paribas	RUB	179,117	USD	2,672	05/23/19	(93)
Brown Brothers Harriman	AUD	3,200	JPY	251,272	05/14/19	3
Brown Brothers Harriman	JPY	254,020	AUD	3,200	05/14/19	(52)
Citigroup	USD	4,540	AUD	6,327	05/23/19	(77)
Citigroup	BRL	330	USD	86	05/23/19	2
Citigroup	BRL	16,994	USD	4,526	05/23/19	199
Citigroup	NOK	96,263	USD	11,355	05/23/19	188
Royal Bank of Canada	USD	4,539	NZD	6,708	05/23/19	(57)
Royal Bank of Canada	GBP	3,600	USD	4,776	05/14/19	79
Royal Bank of Canada	JPY	713,437	USD	6,390	05/23/19	(26)
Standard Chartered	KRW	16,841	USD	15	05/23/19	—
Standard Chartered	KRW	2,035,558	USD	1,813	05/23/19	64
State Street	USD	1	BRL	6	05/23/19	—
State Street	USD	15,054	GBP	11,508	05/23/19	(32)
State Street	USD	1,777	INR	128,502	05/23/19	65
State Street	USD	95	PHP	4,935	05/23/19	—
State Street	USD	52	RUB	3,351	05/23/19	—
State Street	USD	4	TWD	108	05/23/19	—
State Street	USD	2,730	TWD	83,892	05/23/19	(15)
State Street	AUD	3,301	EUR	2,050	05/14/19	(53)
State Street	CHF	15,854	USD	15,803	05/23/19	214
State Street	HKD	80	USD	10	05/23/19	—
State Street	IDR	308,178	USD	22	05/23/19	—
State Street	INR	1,441	USD	21	05/23/19	—
State Street	INR	2,542	USD	37	05/23/19	—
State Street	KRW	6,560	USD	6	05/23/19	—
State Street	MYR	63	USD	15	05/23/19	—
State Street	MYR	72	USD	18	05/23/19	—
State Street	MYR	18,450	USD	4,521	05/23/19	62
State Street	TWD	352	USD	11	05/23/19	—
Westpac	USD	11,335	SEK	104,666	05/23/19	(297)
Westpac	EUR	9,016	USD	10,216	05/23/19	86
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(14)

See accompanying notes which are an integral part of the financial statements.

464 Investment Grade Bond Fund

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$60,955	$—	$—	$60,955	6.5
Corporate Bonds and Notes	—	190,362	—	—	190,362	20.4
International Debt	—	90,180	—	—	90,180	9.6
Mortgage-Backed Securities	—	285,599	8	—	285,607	30.5
Municipal Bonds	—	1,765	—	—	1,765	0.2
United States Government Treasuries	—	250,180	—	—	250,180	26.7
Short-Term Investments	—	15,506	—	32,026	47,532	5.1
Total Investments	—	894,547	8	32,026	926,581	99.0
Other Assets and Liabilities, Net						1.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	2,314	—	—	—	2,314	0.2
Foreign Currency Exchange Contracts	—	1,128	—	—	1,128	0.1

Liabilities
Futures Contracts	(599)	—	—	—	(599)	(0.1)
Foreign Currency Exchange Contracts	—	(1,142)	—	—	(1,142)	(0.1)
Total Other Financial Instruments*	$1,715	$(14)	$—	$—	$1,701

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	533
Bermuda	617
Brazil	771
Canada	10,053
Cayman Islands	35,787
Chile	1,464
China	1,016
Colombia	1,932

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 465

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Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
France	2,697
Iceland	—
Ireland	3,958
Italy	1,734
Japan	1,288
Luxembourg	1,542
Mexico	3,665
Netherlands	10,319
Panama	411
Peru	966
Saudi Arabia	310
South Korea	925
Switzerland	1,308
Thailand	522
United Kingdom	10,510
United States	834,253
Total Investments	926,581

See accompanying notes which are an integral part of the financial statements.

466 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,128
Variation margin on futures contracts*	2,314	—
Total	$2,314	$1,128

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$599	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,142
Total	$599	$1,142
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,442	$—
Foreign currency exchange contracts	—	722
Total	$6,442	$722

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$3,898	$—
Foreign currency exchange contracts	—	(890)
Total	$3,898	$(890)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 467

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Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,128	$—	$ 1,128
Total Financial and Derivative Assets		1,128	—	1,128
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$1,128	$—	$ 1,128

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$108	$108	$—	$—
Bank of Montreal	51	7	—	44
BNP Paribas	9	9	—	—
Brown Brothers Harriman	2	2	—	—
Citigroup	388	77	150	161
Royal Bank of Canada	79	—	—	79
Standard Chartered	64	—	—	64
State Street	341	47	—	294
Westpac	86	86	—	—
Total	$1,128	$336	$150	$642

See accompanying notes which are an integral part of the financial statements.

468 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,142	$—	$ 1,142
Total Financial and Derivative Liabilities		1,142	—	1,142
Financial and Derivative Liabilities not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,141	$—	$ 1,141

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$359	$108	$—	$251
Bank of Montreal	7	7	—	—
BNP Paribas	167	9	150	8
Brown Brothers Harriman	52	2	—	50
Citigroup	77	77	—	—
Royal Bank of Canada	83	—	—	83
State Street	99	47	—	52
Westpac	297	86	—	211
Total	$1,141	$336	$150	$655

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 469

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$919,204
Investments, at fair value(>)	926,581
Cash	89
Unrealized appreciation on foreign currency exchange contracts	1,128
Receivables:
Dividends and interest	4,951
Dividends from affiliated funds	70
Investments sold	2,340
Fund shares sold	464
From broker(a)	150
Variation margin on futures contracts	4,758
Prepaid expenses	4
Total assets	940,535

Liabilities
Payables:
Due to broker (b)	150
Investments purchased	2,488
Fund shares redeemed	836
Accrued fees to affiliates	321
Other accrued expenses	131
Variation margin on futures contracts	12
Unrealized depreciation on foreign currency exchange contracts	1,142
Total liabilities	5,080

Net Assets	$935,455

See accompanying notes which are an integral part of the financial statements.

470 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(21,823)
Shares of beneficial interest	442
Additional paid-in capital	956,836
Net Assets	$935,455

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$21.21
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$22.04
Class A — Net assets	$7,244,159
Class A — Shares outstanding ($. 01 par value)	341,495
Net asset value per share: Class C(#)	$21.01
Class C — Net assets	$9,152,340
Class C — Shares outstanding ($. 01 par value)	435,709
Net asset value per share: Class E(#)	$21.21
Class E — Net assets	$3,616,582
Class E — Shares outstanding ($. 01 par value)	170,514
Net asset value per share: Class M(#)	$21.18
Class M — Net assets	$11,600,204
Class M — Shares outstanding ($. 01 par value)	547,639
Net asset value per share: Class R6(#)	$21.26
Class R6 — Net assets	$735,084
Class R6 — Shares outstanding ($. 01 par value)	34,574
Net asset value per share: Class S(#)	$21.18
Class S — Net assets	$799,101,564
Class S — Shares outstanding ($. 01 par value)	37,724,268
Net asset value per share: Class Y(#)	$21.22
Class Y — Net assets	$104,005,306
Class Y — Shares outstanding ($. 01 par value)	4,900,451
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$32,026

(a) Receivable from Broker for Forwards	$150
(b) Due to Broker for Forwards	$150
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 471

Russell Investment Company
Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$2
Dividends from affiliated funds	406
Interest	15,193
Total investment income	15,601

Expenses
Advisory fees	1,198
Administrative fees	232
Custodian fees	84
Distribution fees - Class A	11
Distribution fees - Class C	35
Transfer agent fees - Class A	9
Transfer agent fees - Class C	9
Transfer agent fees - Class E	3
Transfer agent fees - Class M	9
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	782
Transfer agent fees - Class Y	2
Professional fees	80
Registration fees	62
Shareholder servicing fees - Class C	12
Shareholder servicing fees - Class E	4
Trustees’ fees	19
Printing fees	36
Miscellaneous	15
Expenses before reductions	2,602
Expense reductions	(363)
Net expenses	2,239
Net investment income (loss)	13,362

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,301)
Investments in affiliated funds	6
Futures contracts	6,442
Foreign currency exchange contracts	722
Net realized gain (loss)	5,869
Net change in unrealized appreciation (depreciation) on:
Investments	29,495
Investments in affiliated funds	(1)
Futures contracts	3,898
Foreign currency exchange contracts	(890)
Net change in unrealized appreciation (depreciation)	32,502
Net realized and unrealized gain (loss)	38,371
Net Increase (Decrease) in Net Assets from Operations	$51,733

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

472 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,362	$26,632
Net realized gain (loss)	5,869	(33,354)
Net change in unrealized appreciation (depreciation)	32,502	(23,141)
Net increase (decrease) in net assets from operations	51,733	(29,863)

Distributions
To shareholders
Class A	(114)	(163)
Class C	(83)	(105)
Class E	(44)	(61)
Class M	(120)	(129)
Class R6	(10)	(17)
Class S	(11,568)	(18,636)
Class Y	(1,567)	(2,649)
Net decrease in net assets from distributions	(13,506)	(21,760)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(128,042)	(47,248)
Total Net Increase (Decrease) in Net Assets	(89,815)	(98,871)

Net Assets
Beginning of period	1,025,270	1,124,141
End of period	$935,455	$1,025,270

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 473

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	29	$596	126	$2,631
Proceeds from reinvestment of distributions	5	114	8	158
Payments for shares redeemed	(182)	(3,807)	(100)	(2,082)
Net increase (decrease)	(148)	(3,097)	34	707
Class C
Proceeds from shares sold	15	307	36	744
Proceeds from reinvestment of distributions	4	83	5	104
Payments for shares redeemed	(53)	(1,103)	(126)	(2,604)
Net increase (decrease)	(34)	(713)	(85)	(1,756)
Class E
Proceeds from shares sold	4	78	8	176
Proceeds from reinvestment of distributions	2	44	3	60
Payments for shares redeemed	(9)	(178)	(45)	(958)
Net increase (decrease)	(3)	(56)	(34)	(722)
Class M
Proceeds from shares sold	252	5,261	295	6,174
Proceeds from reinvestment of distributions	6	120	6	130
Payments for shares redeemed	(88)	(1,825)	(90)	(1,880)
Net increase (decrease)	170	3,556	211	4,424
Class R6
Proceeds from shares sold	18	370	21	451
Proceeds from reinvestment of distributions	1	10	1	16
Payments for shares redeemed	(19)	(386)	(27)	(565)
Net increase (decrease)	(—)**	(6)	(5)	(98)
Class S
Proceeds from shares sold	2,914	60,453	8,952	186,714
Proceeds from reinvestment of distributions	556	11,450	884	18,406
Payments for shares redeemed	(9,100)	(188,089)	(11,425)	(237,280)
Net increase (decrease)	(5,630)	(116,186)	(1,589)	(32,160)
Class Y
Proceeds from shares sold	76	1,594	204	4,284
Proceeds from reinvestment of distributions	76	1,567	127	2,649
Payments for shares redeemed	(712)	(14,701)	(1,180)	(24,576)
Net increase (decrease)	(560)	(11,540)	(849)	(17,643)
Total increase (decrease)	(6,205)	$(128,042)	(2,317)	$(47,248)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

474 Investment Grade Bond Fund

(This page intentionally left blank)

Russell Investment Company
Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	20.38	.26	. 82	1.08	(.25)	—
October 31, 2018	21.36	.44	(1.07)	(. 63)	(.35)	—
October 31, 2017	22.32	.35	(.35)	—	(.34)	(.62)
October 31, 2016	22.21	.35	. 61	. 96	(.40)	(.45)
October 31, 2015	22.48	.28	. 10	. 38	(.23)	(.42)
October 31, 2014	21.91	.28	. 53	. 81	(.24)	—

Class C
April 30, 2019*	20.19	.18	. 82	1.00	(.18)	—
October 31, 2018	21.17	.28	(1.05)	(. 77)	(.21)	—
October 31, 2017	22.13	.18	(.34)	(. 16)	(.18)	(.62)
October 31, 2016	22.03	.18	. 61	. 79	(.24)	(.45)
October 31, 2015	22.33	.11	. 11	. 22	(.10)	(.42)
October 31, 2014	21.77	.12	. 52	. 64	(.08)	—

Class E
April 30, 2019*	20.38	.26	. 83	1.09	(.26)	—
October 31, 2018	21.36	.44	(1.07)	(. 63)	(.35)	—
October 31, 2017	22.31	.33	(.32)	. 01	(.34)	(.62)
October 31, 2016	22.20	.35	. 61	. 96	(.40)	(.45)
October 31, 2015	22.46	.27	. 12	. 39	(.23)	(.42)
October 31, 2014	21.89	.28	. 53	. 81	(.24)	—

Class M
April 30, 2019*	20.36	.30	. 82	1.12	(.30)	—
October 31, 2018	21.34	.53	(1.08)	(. 55)	(.43)	—
October 31, 2017(9)	20.87	.27	. 40	. 67	(.20)	—

Class R6
April 30, 2019*	20.43	.30	. 83	1.13	(.30)	—
October 31, 2018	21.41	.53	(1.07)	(. 54)	(.44)	—
October 31, 2017	22.37	.44	(.35)	. 09	(.43)	(.62)
October 31, 2016(5)	21.86	.29	. 47	. 76	(.25)	—

Class S
April 30, 2019*	20.36	.29	. 82	1.11	(.29)	—
October 31, 2018	21.34	.50	(1.07)	(. 57)	(.41)	—
October 31, 2017	22.29	.41	(.34)	. 07	(.40)	(.62)
October 31, 2016	22.19	.40	. 60	1.00	(.45)	(.45)
October 31, 2015	22.45	.33	. 12	. 45	(.29)	(.42)
October 31, 2014	21.88	.34	. 52	. 86	(.29)	—

Class Y
April 30, 2019*	20.40	.30	. 82	1.12	(.30)	—
October 31, 2018	21.38	.54	(1.08)	(. 54)	(.44)	—
October 31, 2017	22.33	.44	(.33)	. 11	(.44)	(.62)
October 31, 2016	22.22	.45	. 61	1.06	(.50)	(.45)
October 31, 2015	22.49	.37	. 11	. 48	(.33)	(.42)
October 31, 2014	21.91	.38	. 54	. 92	(.34)	—

See accompanying notes which are an integral part of the financial statements.

476 Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(. 25)	21.21	5.35	7,244	. 80	. 76	2.47	36
(. 35)	20.38	(2.97)	9,973	. 80	. 77	2.13	177
(. 96)	21.36	. 15	9,736	. 82	. 82	1.63	143
(. 85)	22.32	4.47	10,904	. 80	. 80	1.58	207
(. 65)	22.21	1.73	9,210	. 80	. 80	1.25	187
(. 24)	22.48	3.70	8,036	. 81	. 81	1.27	178

(. 18)	21.01	4.98	9,152	1.55	1.51	1.75	36
(. 21)	20.19	(3.67)	9,493	1.55	1.52	1.36	177
(. 80)	21.17	(. 60)	11,756	1.57	1.57	. 87	143
(. 69)	22.13	3.68	17,204	1.55	1.55	. 82	207
(. 52)	22.03	. 99	17,869	1.55	1.55	. 49	187
(. 08)	22.33	2.94	20,978	1.56	1.56	. 54	178

(. 26)	21.21	5.37	3,617	. 80	. 76	2.50	36
(. 35)	20.38	(2.98)	3,530	. 80	. 77	2.12	177
(. 96)	21.36	. 15	4,422	. 82	. 82	1.57	143
(. 85)	22.31	4.45	14,785	. 80	. 80	1.58	207
(. 65)	22.20	1.77	24,430	. 80	. 80	1.23	187
(. 24)	22.46	3.71	34,378	. 81	. 81	1.28	178

(. 30)	21.18	5.53	11,600	. 56	. 38	2.92	36
(. 43)	20.36	(2.59)	7,692	. 56	. 38	2.57	177
(. 20)	21.34	3.20	3,560	. 56	. 43	2.07	143

(. 30)	21.26	5.57	735	. 41	. 35	2.90	36
(. 44)	20.43	(2.76)	711	. 40	. 35	2.53	177
(1.05)	21.41	. 57	844	. 42	. 40	2.06	143
(. 25)	22.37	3.49	450	. 40	. 38	1.95	207

(. 29)	21.18	5.47	799,102	. 55	. 47	2.79	36
(. 41)	20.36	(2.69)	882,507	. 55	. 48	2.42	177
(1.02)	21.34	. 47	958,946	. 56	. 54	1.92	143
(. 90)	22.29	4.68	517,173	. 55	. 55	1.82	207
(. 71)	22.19	2.03	718,081	. 55	. 55	1.49	187
(. 29)	22.45	3.97	847,289	. 56	. 56	1.54	178

(. 30)	21.22	5.54	104,005	. 36	. 32	2.94	36
(. 44)	20.40	(2.54)	111,364	. 36	. 32	2.56	177
(1.06)	21.38	. 64	134,877	. 38	. 37	2.08	143
(. 95)	22.33	4.93	164,538	. 35	. 35	2.03	207
(. 75)	22.22	2.18	211,314	. 35	. 35	1.67	187
(. 34)	22.49	4.21	364,876	. 36	. 36	1.71	178

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 477

Russell Investment Company
Investment Grade Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$162,227
Administration fees	37,271
Distribution fees	7,219
Shareholder servicing fees	2,654
Transfer agent fees	109,770
Trustee fees	1,908
$321,049

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End		Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period		Distributions	Distributions
U. S. Cash Management Fund	$40,048	$ 322,592	$ 330,619	$ 6	(1	) $	32,026	$406	$—
	$40,048	$ 322,592	$ 330,619	$ 6	(1	) $	32,026	$406	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$919,691,054
Unrealized Appreciation	$14,078,191
Unrealized Depreciation	(5,487,542)
Net Unrealized Appreciation (Depreciation)	$8,590,649

See accompanying notes which are an integral part of the financial statements.

478 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,025.60	$1,020.58
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.27	$4.26

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,022.10	$1,016.86
	Expenses Paid During Period*	$8.02	$8.00
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,026.10	$1,020.58
of other funds.	Expenses Paid During Period*	$4.27	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Short Duration Bond Fund 479

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,027.20	$1,022.07
Expenses Paid During Period*	$2.76	$2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,027.10	$1,022.07
Expenses Paid During Period*	$2.76	$2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,026.90	$1,021.82
Expenses Paid During Period*	$3.02	$3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,027.80	$1,022.22
Expenses Paid During Period*	$2.61	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

480 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.8%			Earnest Student Loan Program LLC
Asset-Backed Securities - 10.5%			Series 2016-D Class A1
Access Group, Inc.			2.728% due 01/25/41 (Ê)(Þ)	813	818
Series 2007-A Class A3			Series 2016-D Class A2
2.244% due 05/25/36 (Ê)	971	954	2.720% due 01/25/41 (Þ)	489	486
ALG Student Loan Trust I			Exeter Automobile Receivables Trust
Series 2006-1A Class A3			Series 2019-1A Class A
1.464% due 10/28/23 (Ê)(Þ)	520	518	3.200% due 04/15/22 (Þ)	1,200	1,202
AmeriCredit Automobile Receivables			Finance of America Structured Trust
Trust			Series 2018-HB1 Class M2
Series 2015-4 Class C			4.087% due 09/25/28 (~)(Ê)(Š)(Þ)	200	198
2.880% due 07/08/21	1,050	1,050	Foursight Capital Automobile
Series 2017-2 Class A3			Receivables Trust
1.980% due 12/20/21	1,468	1,463	Series 2017-1 Class A
Series 2017-3 Class A2A			2.370% due 04/15/22 (Þ)	1,002	999
1.690% due 12/18/20	165	164	Series 2018-1 Class A3
Series 2017-4 Class A2A			3.640% due 09/15/22 (Þ)	1,519	1,524
1.830% due 05/18/21	385	385	Series 2018-1 Class C
Ascentium Equipment Receivables LLC			4.300% due 08/15/23 (Þ)	800	809
Series 2018-1A Class A3			Hertz Fleet Lease Funding, LP
3.210% due 09/11/23 (Þ)	1,265	1,272	Series 2017-1 Class A2
Avis Budget Rental Car Funding LLC			2.130% due 04/10/31 (Þ)	2,905	2,897
Series 2019-1A Class A			Series 2017-1 Class B
3.450% due 03/20/23 (Þ)	1,680	1,701	2.880% due 04/10/31 (Þ)	1,965	1,960
Series 2019-1A Class C			Series 2018-1 Class C
4.530% due 03/20/23 (Þ)	790	800	3.770% due 05/10/32 (Þ)	485	489
Bank of the West Auto Trust			Hertz Vehicle Finance LLC
Series 2017-1 Class A2			Series 2015-1A Class A
1.780% due 02/15/21 (Þ)	229	229	2.730% due 03/25/21 (Þ)	990	988
Series 2018-1 Class A3			Hertz Vehicle Financing II, LP
3.430% due 12/15/22 (Þ)	1,435	1,450	Series 2019-1A Class A
Chase Issuance Trust			3.710% due 03/25/23 (Þ)	765	775
Series 2012-A4 Class A4			Hertz Vehicle Financing LLC
1.580% due 08/15/21	535	533	Series 2017-1A Class A
Chesapeake Funding II LLC			2.960% due 10/25/21 (Þ)	810	808
Series 2019-1A Class A1			Hilton Grand Vacations Trust
2.940% due 04/15/31 (Þ)	1,000	1,002	Series 2017-AA Class A
Citibank Credit Card Issuance Trust			2.660% due 12/26/28 (Þ)	729	724
Series 2017-A3 Class A3			Honda Auto Receivables Owner Trust
1.920% due 04/07/22	3,000	2,983	Series 2017-4 Class A3
Commonbond Student Loan Trust			2.050% due 11/22/21	2,170	2,160
Series 2018-BGS Class A1			Mill City Mortgage Trust
3.560% due 09/25/45 (Þ)	1,093	1,098	Series 2015-2 Class A2
Daimler Trucks Retail Trust			3.000% due 09/25/57 (~)(Ê)(Þ)	651	649
Series 2018-1 Class A2			Nationstar HECM Loan Trust
2.600% due 05/15/20 (Þ)	418	417	Series 2018-1A Class M2
Drive Auto Receivables Trust			3.469% due 02/25/28 (~)(Ê)(Š)(Þ)	905	899
Series 2015-CA Class D			Navient Private Education Loan Trust
4.200% due 09/15/21 (Þ)	1,228	1,231	Series 2015-CA Class B
Series 2018-3 Class A3			3.250% due 05/15/40 (Þ)	2,764	2,766
3.010% due 11/15/21	1,018	1,018	Nissan Auto Receivables Owner Trust
Series 2018-5 Class A3			Series 2017-C Class A3
3.340% due 10/15/22	2,130	2,142	2.120% due 04/18/22	1,065	1,060
Dryden 61 Clo, Ltd.			Orange Lakes Timeshare Trust
Series 2018-61A Class A1			Series 2018-A Class A
1.160% due 01/17/32 (Ê)(Þ)	745	742	3.100% due 07/08/30 (Þ)	748	751

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 481

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Prestige Auto Receivables Trust			2.500% due 05/14/20	780	777
Series 2017-1A Class B			AIG Global Funding
2.390% due 05/16/22 (Þ)	1,295	1,291	1.900% due 10/06/21 (Þ)	490	478
Santander Drive Auto Receivables Trust			Air Lease Corp.
Series 2016-3 Class C			3.875% due 04/01/21	1,400	1,423
2.460% due 03/15/22	1,000	998	Allstate Corp. (The)
SLM Private Education Loan Trust			3.031% due 03/29/21 (Ê)	1,545	1,547
Series 2010-A Class 2A			Altria Group, Inc.
4.477% due 05/16/44 (Ê)(Þ)	316	318	4.750% due 05/05/21	436	452
Series 2012-A Class A2			4.400% due 02/14/26	660	683
3.830% due 01/17/45 (Þ)	57	57	American Airlines Pass-Through Trust
SoFi Consumer Loan Program LLC			Series 2013-2 Class A
Series 2015-1 Class A			4.950% due 01/15/23	1,200	1,244
3.280% due 09/15/23 (Þ)	486	486	American Express Co.
Series 2017-6 Class A1			2.200% due 10/30/20	1,190	1,181
2.200% due 11/25/26 (Þ)	364	363	3.375% due 05/17/21	955	967
Series 2018-1 Class A1			2.500% due 08/01/22	3,900	3,860
2.550% due 02/25/27 (Þ)	253	253	American Express Credit Corp.
SoFi Consumer Loan Program Trust			Series F
Series 2017-3 Class A			2.600% due 09/14/20	1,650	1,648
2.770% due 05/25/26 (Þ)	214	214	American Honda Finance Corp.
Series 2018-2 Class A1			Series GMTN
2.930% due 04/26/27 (Þ)	947	947	3.150% due 01/08/21	3,030	3,056
Series 2018-3 Class A1			1.700% due 09/09/21	815	799
3.200% due 08/25/27 (Þ)	455	455	American International Group, Inc.
Series 2018-4 Class A			6.400% due 12/15/20	385	406
3.540% due 11/26/27 (Þ)	1,832	1,847	3.300% due 03/01/21	1,660	1,671
SoFi Professional Loan Program LLC			Amgen, Inc.
Series 2014-B Class A2			4.100% due 06/15/21	1,085	1,111
2.550% due 08/27/29 (Þ)	711	708	Anadarko Petroleum Corp.
Series 2015-B Class A2			4.850% due 03/15/21	1,080	1,115
2.510% due 09/27/32 (Þ)	434	431	Anheuser-Busch InBev Worldwide, Inc.
Series 2017-A Class A1			4.150% due 01/23/25	565	590
2.028% due 03/26/40 (Ê)(Þ)	662	665	Anthem, Inc.
Series 2017-F Class A1FX			2.500% due 11/21/20	870	866
2.050% due 01/25/41 (Þ)	498	496	3.500% due 08/15/24	955	967
Series 2018-A Class A2A			Apple, Inc.
2.390% due 02/25/42 (Þ)	725	722	2.250% due 02/23/21	3,720	3,704
South Carolina Student Loan Corp.			2.400% due 01/13/23	400	397
Series 2015-A Class A			AT&T, Inc.
2.734% due 01/25/36 (Ê)	1,006	1,014	2.450% due 06/30/20	945	942
Towd Point Mortgage Trust			AvalonBay Communities, Inc.
Series 2019-SJ1 Class A1			Series GMTN
3.750% due 10/25/58 (~)(Ê)(Þ)	578	580	3.625% due 10/01/20	485	491
Westlake Automobile Receivables Trust			Avnet, Inc.
Series 2018-1A Class A2A			4.875% due 12/01/22	530	555
2.240% due 12/15/20 (Þ)	896	895	AXA Equitable Holdings, Inc.
Wheels SPV LLC			Series WI
Series 2017-1A Class A2			3.900% due 04/20/23	495	509
1.880% due 04/20/26 (Þ)	302	300	Bank of America Corp.
			2.328% due 10/01/21 (Ê)	1,610	1,597
		57,154
Corporate Bonds and Notes - 41.0%			2.738% due 01/23/22 (Ê)	1,660	1,655
			3.581% due 04/24/23 (~)(Ê)	1,635	1,652
Abbott Laboratories			3.458% due 03/15/25 (Ê)	1,665	1,682
2.900% due 11/30/21	940	944
			Series GMTN
AbbVie, Inc.			2.369% due 07/21/21 (Ê)	2,653	2,637

See accompanying notes which are an integral part of the financial statements.

482 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BAT Capital Corp.			Colgate-Palmolive Co.
Series WI			2.950% due 11/01/20	660	664
3.283% due 08/14/20 (Ê)	1,440	1,438	Comcast Corp.
Bayer US Finance II LLC			3.450% due 10/01/21	1,200	1,222
3.500% due 06/25/21 (Þ)	365	367	3.227% due 04/15/24 (Ê)	505	506
BB&T Corp.			Conagra Brands, Inc.
3.200% due 09/03/21	1,410	1,425	3.800% due 10/22/21	1,475	1,505
Becton Dickinson and Co.			ConocoPhillips Co.
2.404% due 06/05/20	995	990	3.584% due 05/15/22 (Ê)	1,500	1,518
BMW US Capital LLC			Constellation Brands, Inc.
2.000% due 04/11/21 (Þ)	1,225	1,209	2.250% due 11/06/20	1,320	1,308
BP Capital Markets America, Inc.			3.750% due 05/01/21	875	890
3.216% due 11/28/23	560	566	Cox Communications, Inc.
Broadcom Corp. / Broadcom Cayman			3.250% due 12/15/22 (Þ)	340	342
Finance, Ltd.			CSX Corp.
Series WI			3.700% due 10/30/20	270	273
2.200% due 01/15/21	1,205	1,188	CVS Health Corp.
Broadcom, Inc.			2.800% due 07/20/20	1,720	1,718
3.125% due 04/15/21 (Þ)	575	574	3.321% due 03/09/21 (Ê)	830	833
Cantor Fitzgerald, L. P.			3.350% due 03/09/21	475	478
4.875% due 05/01/24 (Þ)	280	280	2.750% due 12/01/22	660	651
Capital One Financial Corp.			3.700% due 03/09/23	1,020	1,034
2.500% due 05/12/20	845	843	4.100% due 03/25/25	455	463
3.303% due 01/30/23 (Ê)	1,590	1,581	Daimler Finance NA LLC
Cargill, Inc.			2.200% due 05/05/20 (Þ)	1,700	1,687
3.250% due 03/01/23 (Þ)	1,800	1,824	3.400% due 02/22/22 (Þ)	2,565	2,594
Caterpillar Financial Services Corp.			Dell International LLC / EMC Corp.
2.950% due 02/26/22	1,375	1,385	4.000% due 07/15/24 (Þ)	710	718
3.650% due 12/07/23	680	704	Delta Air Lines Pass-Through Trust
Series GMTN			Series 071A Class A
1.850% due 09/04/20	2,650	2,623	6.821% due 08/10/22	1,416	1,544
Series WI			Series AA
1.931% due 10/01/21	890	873	3.204% due 04/25/24	985	999
CBS Corp.			DowDuPont, Inc.
2.500% due 02/15/23	470	460	3.766% due 11/15/20	825	838
CenterPoint Energy, Inc.			4.205% due 11/15/23	760	797
3.600% due 11/01/21	555	565	Ecolab, Inc.
Charter Communications Operating LLC			4.350% due 12/08/21	594	618
/ Charter Communications Operating
			EI du Pont de Nemours & Co.
Capital			3.109% due 05/01/20 (Ê)	495	497
Series WI
4.464% due 07/23/22	1,460	1,515	Equifax, Inc.
			Series 5Y
Chevron Corp.			3.950% due 06/15/23	985	1,011
2.419% due 11/17/20	700	699
1.946% due 11/15/21 (Ê)	3,545	3,575	ERAC USA Finance LLC
			2.600% due 12/01/21 (Þ)	415	411
Cigna Corp.
3.200% due 09/17/20 (Þ)	1,025	1,028	ERP Operating, LP
3.400% due 09/17/21 (Þ)	2,235	2,260	4.750% due 07/15/20	435	443
Cisco Systems, Inc.			Exelon Corp.
2.200% due 02/28/21	2,598	2,584	2.850% due 06/15/20	650	650
Citigroup, Inc.			Ford Motor Credit Co. LLC
2.700% due 03/30/21	2,110	2,107	3.408% due 04/05/21 (Ê)	255	252
3.665% due 12/08/21 (Ê)	3,355	3,398	4.140% due 02/15/23	890	891
2.750% due 04/25/22	590	587	Series FXD
Citizens Bank, NA			3.813% due 10/12/21	1,110	1,112
Series BKNT			Fox Corp.
3.250% due 02/14/22	620	626	3.666% due 01/25/22 (Þ)	540	551

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 483

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
General Dynamics Corp.			Metropolitan Life Global Funding I
3.000% due 05/11/21	1,375	1,387	2.819% due 01/08/21 (Ê)(Þ)	860	859
General Mills, Inc.			3.375% due 01/11/22 (Þ)	1,030	1,046
3.200% due 04/16/21	555	559	Microsoft Corp.
General Motors Financial Co. , Inc.			1.550% due 08/08/21	800	784
3.200% due 07/06/21	1,535	1,534	2.650% due 11/03/22	1,052	1,058
4.200% due 11/06/21	785	802	Morgan Stanley
3.450% due 04/10/22	680	682	2.800% due 06/16/20	860	861
3.550% due 07/08/22	800	804	Series GMTN
Goldman Sachs Group, Inc. (The)			3.247% due 02/10/21 (Ê)	935	936
2.750% due 09/15/20	2,170	2,170	MPLX, LP
2.600% due 12/27/20	1,790	1,784	Series WI
Series DMTN			4.500% due 07/15/23	640	671
3.625% due 02/20/24	930	946	Mylan NV
Hewlett Packard Enterprise Co.			Series WI
Series WI			3.150% due 06/15/21	1,050	1,050
3.600% due 10/15/20	970	979	National Oilwell Varco, Inc.
Honeywell International, Inc.			2.600% due 12/01/22	610	598
1.850% due 11/01/21	3,495	3,443	New York Life Global Funding
IBM Credit LLC			1.700% due 09/14/21 (Þ)	1,540	1,507
1.800% due 01/20/21	2,950	2,905	Newell Brands, Inc.
International Business Machines Corp.			Series WI
2.250% due 02/19/21	430	427	5.000% due 11/15/23	885	902
1.971% due 11/06/21 (Ê)	490	493	Norfolk Southern Corp.
Jackson National Life Global Funding			3.250% due 12/01/21	495	500
3.300% due 06/11/21 (Þ)	1,005	1,016	2.400% due 05/17/22	3,550	3,529
3.300% due 02/01/22 (Þ)	795	806	2.903% due 02/15/23	1,235	1,238
John Deere Capital Corp.			Northrop Grumman Corp.
3.125% due 09/10/21	925	935	Series 000G
2.700% due 01/06/23	2,730	2,727	2.080% due 10/15/20	975	967
Johnson & Johnson			PACCAR Financial Corp.
1.950% due 11/10/20	1,485	1,474	2.500% due 08/14/20	1,103	1,103
2.250% due 03/03/22	1,100	1,095	3.100% due 05/10/21	3,000	3,022
JPMorgan Chase & Co.			Packaging Corp. of America
2.682% due 03/01/21 (Ê)	4,556	4,643	2.450% due 12/15/20	655	650
3.207% due 04/01/23 (Ê)	1,905	1,919	Pfizer, Inc.
JPMorgan Chase Bank NA			1.950% due 06/03/21	3,800	3,763
Series BKNT			Polar US Borrower LLC
2.869% due 02/01/21 (Ê)	1,800	1,801	7.348% due 10/16/25 (Ê)	125	125
KeyBank NA			Procter & Gamble Co. (The)
Series BKNT			2.150% due 08/11/22	4,605	4,553
3.300% due 02/01/22	390	396	Protective Life Global Funding
Kraft Heinz Foods Co.			3.104% due 04/15/24 (Þ)	1,175	1,181
4.875% due 02/15/25 (Þ)	685	705	QUALCOMM, Inc.
Land O' Lakes, Inc.			Series 000A
6.000% due 11/15/22 (Þ)	485	500	2.600% due 01/30/23	645	639
Lehman Brothers Holdings Capital Trust			Reynolds American, Inc.
VII			6.875% due 05/01/20	695	721
5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—
			Ryder System, Inc.
Lockheed Martin Corp.			2.500% due 05/11/20	580	577
3.350% due 09/15/21	280	284	3.500% due 06/01/21	660	668
Manufacturers and Traders Trust Co.			Sabine Pass Liquefaction LLC
Series BKNT
2.625% due 01/25/21	1,000	999	Series WI
			6.250% due 03/15/22	1,100	1,184
MassMutual Global Funding II
1.950% due 09/22/20 (Þ)	840	833	Santander Holdings USA, Inc.
			4.450% due 12/03/21	800	827

See accompanying notes which are an integral part of the financial statements.

484 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sherwin-Williams Co. (The)			3.350% due 03/04/22	870	877
2.250% due 05/15/20	1,000	995			222,334
Southern California Edison Co.			International Debt - 10.1%
1.845% due 02/01/22	1,318	1,277	AerCap Ireland Capital DAC / AerCap
Sprint Spectrum Co. LLC / Sprint			Global Aviation Trust
Spectrum Co. II LLC / Sprint			Series WI
Spectrum Co. III LLC			5.000% due 10/01/21	50	52
3.360% due 09/20/21 (Þ)	913	910	AI Mistral Luxembourg Subco Sarl Term
Sysco Corp.			Loan B
2.600% due 10/01/20	570	569	5.483% due 03/09/24 (~)(Ê)	248	229
Toyota Motor Credit Corp.			America Movil SAB de CV
2.950% due 04/13/21	3,880	3,908	3.125% due 07/16/22	560	563
Series GMTN			ArcelorMittal
2.700% due 01/11/23	970	970	5.250% due 08/05/20	810	833
Tyson Foods, Inc.			6.250% due 02/25/22	420	453
2.250% due 08/23/21	350	346	Aristocrat International, Pty, Ltd. 1st
			Lien Term Loan
Unilever Capital Corp.			4.342% due 10/19/24 (Ê)	250	249
4.250% due 02/10/21	592	609	Arterra Wines Canada, Inc. Term Loan
1.375% due 07/28/21	3,490	3,402	B1
2.200% due 05/05/22	850	841	5.365% due 12/15/23 (Ê)	374	372
Union Pacific Corp.			Bank of Montreal
3.200% due 06/08/21	1,430	1,445	Series D
2.950% due 03/01/22	925	931	3.100% due 04/13/21	1,380	1,392
United Technologies Corp.			Bank of Nova Scotia
3.350% due 08/16/21	1,610	1,629	2.700% due 03/07/22	950	949
3.650% due 08/16/23	935	958	Barclays Bank PLC
US Bank NA			3.041% due 01/11/21 (Ê)	1,985	1,977
Series BKNT			Barings BDC Static CLO, Ltd.
2.050% due 10/23/20	500	496	1.020% due 04/15/27 (Ê)(Þ)	430	430
3.150% due 04/26/21	1,660	1,677	BNP Paribas SA
2.850% due 01/23/23	2,600	2,611	Series BKNT
Verizon Communications, Inc.			5.000% due 01/15/21	1,685	1,747
3.125% due 03/16/22	970	981	BSPRT Issuer Ltd.
4.016% due 12/03/29 (Þ)	1,008	1,052	Series 2018-FL4 Class A
VMware, Inc.			3.559% due 09/15/35 (Ê)(Þ)	580	580
2.300% due 08/21/20	935	929	Canadian Oil Sands, Ltd.
Walmart, Inc.			4.500% due 04/01/22 (Þ)	500	512
1.900% due 12/15/20	440	436	Coca-Cola European Partners PLC
3.125% due 06/23/21	3,420	3,463	3.250% due 08/19/21	916	913
Walt Disney Co. (The)			Cooperatieve Rabobank UA
4.000% due 10/01/23 (Þ)	1,140	1,197	3.125% due 04/26/21	3,675	3,703
Warner Media LLC			Credit Agricole SA
3.550% due 06/01/24	470	479	3.571% due 06/10/20 (Ê)(Þ)	1,530	1,542
Wells Fargo & Co.			Delta 2 (LUX ) SARL Term Loan B
3.500% due 03/08/22	615	625	4.983% due 02/21/24 (Ê)	189	186
Series GMTN			Garda World Security Corp. Term Loan B
2.600% due 07/22/20	855	854	6.120% due 05/26/24 (Ê)	295	294
Wells Fargo Bank NA			GE Capital International Funding Co.
Series BKNT			Unlimited Co
3.550% due 08/14/23	3,765	3,861	Series WI
Westinghouse Air Brake Technologies			2.342% due 11/15/20	2,245	2,221
Corp.			GFL Environmental, Inc. 1st Lien Term
3.911% due 09/15/21 (Ê)	855	855	Loan B
Xcel Energy, Inc.			5.483% due 05/31/25 (Ê)	124	123
2.600% due 03/15/22	690	686	Hamilton Holdco LLC Term Loan B
Zions Bancorp NA			4.610% due 05/30/25 (Ê)	248	248
Series BKNT

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 485

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ION Trading Technologies Sarl 1st Lien			Travelport Finance Luxembourg SARL
Term Loan B			Term Loan
6.651% due 11/21/24 (Ê)	456	445	0.000% due 03/13/26 (~)(Ê)(v)	100	98
KfW			UBS AG
Series GMTN			2.450% due 12/01/20 (Þ)	880	875
2.750% due 10/01/20	1,150	1,156	Vodafone Group PLC
Mallinckrodt International Finance SA			4.375% due 03/16/21	3,950	4,072
1st Lien Term Loan B
5.365% due 09/24/24 (~)(Ê)	57	51			54,807
			Loan Agreements - 6.9%
New Gold, Inc.			ABG Intermediate Holdings 2 LLC 1st
6.250% due 11/15/22 (Þ)	475	431	Lien Term Loan B
Numericable Group SA Term Loan B12			5.983% due 09/29/24 (Ê)	494	492
6.160% due 01/05/26 (Ê)	167	163	AgroFresh, Inc. Term Loan B
Numericable US LLC 1st Lien Term			7.365% due 07/31/21 (Ê)	119	116
Loan B11
5.233% due 06/22/25 (Ê)	124	120	AGS LLC 1st Lien Term Loan B
			5.983% due 02/15/24 (Ê)	307	307
Open Text Corp. 1st Lien Term Loan B
4.233% due 05/30/25 (Ê)	350	350	Altice Financing SA 1st Lien Term Loan
Ortho-Clinical Diagnostics SA 1st Lien			5.230% due 01/05/26 (Ê)	197	190
Term Loan B			American Airlines, Inc. Term Loan B
5.733% due 06/01/25 (Ê)	226	222	4.479% due 04/28/23 (Ê)	355	352
Petroleos Mexicanos			AP Exhaust Acquisition LLC 1st Lien
4.875% due 01/24/22	385	389	Term Loan
			7.693% due 05/10/24 (Ê)	491	442
Series WI
6.375% due 02/04/21	1,535	1,589	AppLovin Corp. 1st Lien Term Loan B
			6.233% due 08/15/25 (Ê)	324	325
5.375% due 03/13/22	420	429	Aramark Services, Inc. 1st Lien Term
Province of Ontario Canada			Loan B3
2.200% due 10/03/22	2,500	2,478	4.233% due 03/11/25 (~)(Ê)	320	319
Reckitt Benckiser Treasury Services PLC			Aretec Group, Inc. 1st Lien Term Loan
2.375% due 06/24/22 (Þ)	1,765	1,736	6.733% due 10/01/25 (Ê)	150	148
Royal Bank of Canada			Ascena Retail Group, Inc. Term Loan B
Series GMTN			7.000% due 08/21/22 (Ê)	218	187
2.750% due 02/01/22	800	802	AssuredPartners, Inc. 1st Lien Term
3.309% due 02/01/22 (Ê)	3,344	3,377	Loan B
Sanofi			5.733% due 10/22/24 (Ê)	121	121
4.000% due 03/29/21	1,024	1,050	Asurion LLC Term Loan B6
3.375% due 06/19/23	2,930	2,998	5.483% due 11/03/23 (Ê)	508	510
Saudi Arabian Oil Co.			Avaya, Inc. Term Loan B
2.875% due 04/16/24 (Þ)	480	473	6.723% due 12/15/24 (Ê)	373	373
Shell International Finance BV			Avolon LLC 1st Lien Term Loan B3
1.875% due 05/10/21	3,284	3,239	4.487% due 01/15/25 (~)(Ê)	250	250
Sky, Ltd.			Bass Pro Group LLC 1st Lien Term
3.750% due 09/16/24 (Þ)	630	652	Loan B
			7.483% due 09/25/24 (Ê)	124	124
Stars Group Holdings BV Term Loan B			Bausch Health Cos. , Inc. 1st Lien Term
6.101% due 07/10/25 (~)(Ê)	242	243	Loan B
Svenska Handelsbanken AB			5.224% due 11/27/25 (Ê)	238	238
Series BKNT			Blount International, Inc. 1st Lien Term
2.450% due 03/30/21	800	795	Loan B
3.742% due 03/30/21 (Ê)	2,690	2,732	6.233% due 04/12/23 (Ê)	371	372
			Boxer Parent Co. , Inc. 1st Lien Term
Takeda Pharmaceutical Co. , Ltd.			Loan B
4.400% due 11/26/23 (Þ)	730	767	6.851% due 10/02/25 (Ê)	374	372
Toronto-Dominion Bank (The)			Brave Parent Holdings, Inc. 1st Lien
2.125% due 04/07/21	580	575	Term Loan
Total Capital International SA			6.583% due 04/17/25 (Ê)	124	125
2.875% due 02/17/22	1,731	1,742	Brickman Group, Ltd. 1st Lien Term
Total Capital SA			Loan B
4.450% due 06/24/20	1,165	1,190	5.000% due 08/10/25 (~)(Ê)	383	382

See accompanying notes which are an integral part of the financial statements.

486 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
C. H. Guenther & Son, Inc. Term Loan B			Entegris, Inc. Term Loan B
5.233% due 03/22/25 (Ê)	372	372	4.483% due 11/01/25 (Ê)	249	249
Cable One, Inc. 1st Lien Term Loan B1			Envision Healthcare Corp. 1st Lien Term
4.240% due 05/01/24 (Ê)	243	243	Loan B
Cabot Microelectronics Corp. 1st Lien			6.233% due 10/11/25 (~)(Ê)	224	217
Term Loan B			Everi Payments, Inc. Term Loan B
4.750% due 11/15/25 (Ê)	339	340	Series 91D
Caesars Entertainment Operating Co.			5.483% due 05/09/24 (Ê)	119	119
LLC 1st Lien Term Loan B			EVO Payments International LLC 1st
4.483% due 10/06/24 (Ê)	490	487	Lien Term Loan B
Caesars Resort Collection LLC 1st Lien			5.730% due 12/22/23 (Ê)	248	248
Term Loan B			EW Scripps Co. (The) Term Loan B
5.233% due 12/22/24 (~)(Ê)	431	432	0.000% due 04/04/26 (~)(Ê)(v)	152	152
Canyon Valor Cos. , Inc. 1st Lien Term
Loan B			First Data Corp. 1st Lien Term Loan
5.351% due 06/16/23 (Ê)	212	211	4.481% due 04/26/24 (~)(Ê)	250	250
Change Healthcare Holdings LLC 1st			Flying Fortress Holdings LLC 1st Lien
Lien Term Loan B			Term Loan B
5.233% due 03/01/24 (~)(Ê)	474	474	4.351% due 10/30/22 (Ê)	183	183
Charter Communications Operating LLC			Focus Financial Partners LLC 1st Lien
1st Lien Term Loan B			Term Loan B2
4.490% due 04/30/25 (~)(Ê)	431	431	4.983% due 07/03/24 (~)(Ê)	244	244
Cogeco Communications (USA) II LP 1st			Fort Dearborn Company 1st Lien Term
Lien Term Loan B			Loan
4.733% due 08/11/24 (Ê)	248	248	6.598% due 10/19/23 (Ê)	367	365
Constellis Holdings LLC 1st Lien Term			Getty Images, Inc. 1st Lien Term Loan
Loan			7.000% due 02/12/26 (Ê)	299	298
7.583% due 04/18/24 (Ê)	243	232	Global Payments, Inc. 1st Lien Term
Crown Finance, Inc. 1st Lien Term			Loan B3
Loan B			4.233% due 04/22/23 (Ê)	247	246
4.733% due 02/28/25 (Ê)	421	419	Gray Television, Inc. 1st Lien Term
CSC Holdings LLC 1st Lien Term Loan			Loan B
4.723% due 07/17/25 (Ê)	465	462	4.727% due 02/07/24 (Ê)	223	223
Delek US Holdings, Inc. 1st Lien Term			Grifols Worldwide Operations USA Inc.
Loan B			Term Loan
4.733% due 03/30/25 (Ê)	247	247	4.674% due 01/31/25 (Ê)	449	450
Dell International LLC 1st Lien Term			Gruden Holdings, Inc. 1st Lien Term
Loan B			Loan
4.490% due 09/07/23 (~)(Ê)	473	473	8.101% due 08/18/22 (Ê)	115	114
			GTT Communications, Inc. 1st Lien
Diamond (BC) BV 1st Lien Term Loan			Term Loan B
5.583% due 09/06/24 (Ê)	277	266	5.230% due 05/31/25 (Ê)	573	553
Digicert Holdings, Inc. 1st Lien Term
Loan			H. B. Fuller Co. 1st Lien Term Loan B
6.483% due 10/31/24 (Ê)	372	373	4.487% due 10/20/24 (Ê)	221	220
DiversiTech Holdings, Inc. 1st Lien Term			HCA, Inc. Term Loan B10
Loan B			4.483% due 03/07/25 (Ê)	494	495
5.601% due 06/01/24 (Ê)	124	121	Heartland Dental LLC 1st Lien Term
Dynacast International LLC 1st Lien			Loan
Term Loan B			3.750% due 04/30/25 (Ê)	8	8
5.851% due 01/28/22 (Ê)	124	124	6.233% due 04/30/25 (Ê)	364	358
EagleView Technology Corp. 1st Lien			Hexion Inc. Term Loan
Term Loan B1			5.600% due 10/11/20 (Ê)	125	125
5.987% due 07/31/25 (Ê)	374	365	HLF Financing SARL LLC 1st Lien
ECI Macola/Max Holding LLC 2nd Lien			Term Loan B
Term Loan			5.733% due 08/16/25 (Ê)	109	110
10.601% due 09/29/25 (Ê)	125	124
ECI Macola/Max Holding LLC Term			HS Purchaser LLC 1st Lien Term Loan
Loan B			6.233% due 03/29/25 (Ê)	248	244
6.851% due 09/27/24 (Ê)	121	121	INEOS US Finance LLC 1st Lien Term
EnergySolutions LLC 1st Lien Term			Loan B
Loan B			4.483% due 03/31/24 (Ê)	244	243
6.351% due 05/11/25 (Ê)	122	115	Information Resources, Inc. 1st Lien
			Term Loan

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 487

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.129% due 12/03/25 (~)(Ê)	125	124	4.983% due 07/02/25 (Ê)	115	114
Inovalon Holdings, Inc. Term Loan B			Platform Specialty Products Corp. 1st
6.000% due 04/02/25 (Ê)	372	371	Lien Term Loan
Intrawest Resorts Holdings, Inc. 1st Lien			4.733% due 01/31/26 (Ê)	90	90
Term Loan B1			Post Holdings, Inc. Incremental Term
5.483% due 06/29/24 (~)(Ê)	246	247	Loan B
			4.490% due 05/24/24 (~)(Ê)	147	147
Las Vegas Sands LLC Term Loan			Pre-Paid Legal Services, Inc. 1st Lien
4.233% due 03/27/25 (Ê)	370	369	Term Loan
Level 3 Financing, Inc. Term Loan B			5.733% due 04/13/25 (Ê)	229	228
4.733% due 02/22/24 (~)(Ê)	250	250	Procera Networks, Inc. 1st Lien Term
Lions Gate Capital Holdings LLC 1st			Loan
Lien Term Loan B			6.983% due 11/02/25 (Ê)	108	107
4.733% due 03/24/25 (Ê)	442	440	Quest Software US Holdings, Inc. 1st
MCC Iowa LLC 1st Lien Term Loan M			Lien Term Loan
4.430% due 01/15/25 (Ê)	339	339	6.833% due 05/18/25 (Ê)	249	246
Messer Industries USA, Inc. 1st Lien			Quintiles IMS, Inc. 1st Lien Term Loan
Term Loan B			B2
5.101% due 10/02/25 (Ê)	250	249	4.601% due 01/18/25 (Ê)	246	246
Metro-Goldwyn-Mayer, Inc. 1st Lien			Rackspace Hosting, Inc. 1st Lien Term
Term Loan B			Loan
4.990% due 07/03/25 (Ê)	373	372	5.738% due 11/03/23 (Ê)	361	341
MGM Growth Properties LLC 1st Lien			Radiate Holdco LLC 1st Lien Term
Term Loan B			Loan B
4.483% due 04/25/23 (~)(Ê)	372	372	5.483% due 02/01/24 (Ê)	123	123
MH Sub I LLC 1st Lien Term Loan			Radio One, Inc. 1st Lien Term Loan B
6.227% due 09/15/24 (Ê)	335	335	4.490% due 04/05/23 (~)(Ê)	339	325
Midwest Physician Administrative			Red Ventures LLC 1st Lien Term Loan
Services LLC 1st Lien Term Loan			B1
5.233% due 08/15/24 (Ê)	233	229	5.483% due 11/08/24 (Ê)	404	405
Midwest Physician Administrative			Refinitiv US Holdings, Inc. 1st Lien
Services LLC 2nd Lien Term Loan			Term Loan B
Series 182			6.233% due 10/01/25 (Ê)	249	247
9.477% due 08/11/25 (Ê)	122	120	Regionalcare Hospital Partners, Inc.
Minerals Technologies, Inc. 1st Lien			Term Loan B
Term Loan B			6.987% due 11/16/25 (~)(Ê)	468	469
4.850% due 02/14/24 (Ê)	189	188	Renaissance Home Equity Loan Trust
Mitchell International, Inc. 1st Lien			Series 2005-4 Class A3
Term Loan B			0.000% due 02/25/36 (~)(Ê)(v)	6	6
5.733% due 11/30/24 (Ê)	234	231	Research Now Group, Inc. 1st Lien Term
NAI Entertainment Holdings LLC 1st			Loan
Lien Term Loan B			8.083% due 12/20/24 (Ê)	248	249
4.990% due 04/23/25 (Ê)	249	248	Reynolds Group Holdings, Inc. Term
Navistar, Inc. 1st Lien Term Loan B			Loan
5.999% due 11/06/24 (Ê)	246	246	5.233% due 02/05/23 (~)(Ê)	456	456
NN, Inc. 1st Lien Term Loan B			RHP Hotel Properties, LP Term Loan B
6.233% due 10/19/22 (Ê)	372	367	4.610% due 05/11/24 (Ê)	242	242
NN, Inc. Term Loan			Rovi Solutions Corp. Term Loan B
5.733% due 04/03/21 (Ê)	184	179	4.990% due 07/02/21 (Ê)	224	221
NPC International, Inc. 1st Lien Term			RPI Finance Trust Term Loan B
Loan			4.483% due 03/27/23 (~)(Ê)	248	248
5.983% due 04/20/24 (Ê)	243	199	Sally Holdings LLC 1st Lien Term Loan
On Assignment, Inc. 1st Lien Term Loan			B1
B4			4.740% due 07/05/24 (Ê)	210	210
4.483% due 02/21/25 (~)(Ê)	218	218	Scientific Games International, Inc. 1st
Panther BF Aggregator 2 LP Term Loan			Lien Term Loan B5
B			5.233% due 08/14/24 (~)(Ê)	193	192
0.000% due 03/14/26 (~)(Ê)(v)	89	90
Penn National Gaming, Inc. 1st Lien			Sesac Holdco II LLC 1st Lien Term Loan
Term Loan B1			5.483% due 02/13/24 (Ê)	123	121
4.733% due 10/15/25 (Ê)	125	125	Shutterfly, Inc. Term Loan B
			5.250% due 08/17/24 (Ê)	94	94

See accompanying notes which are an integral part of the financial statements.

488 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Six Flags Entertainment Corp. Term			6.683% due 08/20/25 (Ê)	318	317
Loan B			VICI Properties, Inc. 1st Lien Term
0.000% due 04/09/26 (~)(Ê)(v)	200	200	Loan B
SonicWALL US Holdings, Inc. 1st Lien			4.487% due 12/15/24 (~)(Ê)	125	125
Term Loan			Virgin Media Bristol LLC 1st Lien Term
6.183% due 05/16/25 (Ê)	249	242	Loan K
SonicWALL US Holdings, Inc. 2nd Lien			4.973% due 01/15/26 (~)(Ê)	125	125
Term Loan			W3 TopCo LLC 1st Lien Term Loan
10.183% due 05/18/26 (Ê)	100	95	8.480% due 03/08/22 (Ê)	369	368
Southwire Co. LLC 1st Lien Term Loan B			Walker & Dunlop, Inc. 1st Lien Term
4.483% due 05/15/25 (Ê)	174	173	Loan B1
Sprint Communications, Inc. 1st Lien			4.729% due 11/07/25 (Ê)	249	249
Term Loan B			Weight Watchers International, Inc. 1st
5.500% due 02/03/24 (Ê)	374	368	Lien Term Loan B
SS&C Technologies, Inc. 1st Lien Term			7.350% due 11/29/24 (Ê)	316	304
Loan B5			William Morris Endeavor Entertainment
4.733% due 04/16/25 (~)(Ê)	428	428	LLC 1st Lien Term Loan B
Starfruit Finco BV 1st Lien Term Loan B			5.360% due 05/29/25 (Ê)	238	232
5.729% due 10/01/25 (Ê)	125	124	Wyndham Hotels & Resorts, Inc. 1st
Station Casinos LLC 1st Lien Term			Lien Term Loan B
Loan B			4.233% due 05/30/25 (Ê)	174	174
4.990% due 06/08/23 (Ê)	122	122			37,510
Steak n Shake Operations, Inc. Term			Mortgage-Backed Securities - 14.3%
Loan
6.240% due 03/19/21 (Ê)	878	701	280 Park Avenue Mortgage Trust
Sungard Availability Services Capital,			Series 2017-280P Class A
Inc. 1st Lien Term Loan B			2.777% due 09/15/34 (Ê)(Þ)	600	600
12.474% due 10/01/22 (~)(Ê)	542	304	A10 Securitization Asset Financing LLC
SuperMoose Borrower LLC 1st Lien			Series 2017-1A Class A1FX
Term Loan			2.340% due 03/15/36 (Þ)	291	291
6.233% due 08/15/25 (Ê)	166	163	Aventura Mall Trust
Tempo Acquisition LLC Term Loan B			Series 2013-AVM Class A
5.483% due 05/01/24 (Ê)	244	244	3.867% due 12/05/32 (~)(Ê)(Þ)	1,710	1,731
TKC Holdings, Inc. 1st Lien Term Loan			Avenue of Americas Mortgage Trust
6.240% due 02/01/23 (~)(Ê)	233	232
TMS International Corp. 1st Lien Term			Series 2015-1177 Class C
			3.110% due 12/13/29 (~)(Ê)(Þ)	310	307
Loan B2			Banc of America Commercial Mortgage
5.295% due 08/14/24 (Ê)	210	210	Trust
TransDigm, Inc. Term Loan			Series 2016-UB10 Class A1
4.983% due 06/09/23 (Ê)	236	235	1.559% due 07/15/49	371	367
Tribune Co. Term Loan C			Banc of America Funding Trust
5.483% due 01/27/24 (Ê)	132	132
TruGreen Limited Partnership Term			Series 2006-A Class 1A1
Loan			3.605% due 02/20/36 (~)(Ê)	140	139
6.223% due 03/12/26 (Ê)	100	100	Barclays Commercial Mortgage Trust
United Airlines, Inc. Term Loan B			Series 2018-CBM Class A
4.233% due 04/01/24 (Ê)	236	234	3.100% due 07/15/37 (Ê)(Þ)	1,115	1,112
United Natural Foods, Inc. Term Loan			BCAP LLC Trust
6.733% due 10/22/25 (Ê)	249	217	Series 2011-R11 Class 15A1
UPC Financing Partnership 1st Lien			3.624% due 10/26/33 (~)(Ê)(Þ)	307	312
Term Loan AR			Series 2011-R11 Class 20A5
4.973% due 01/15/26 (~)(Ê)	583	582	3.533% due 03/26/35 (~)(Ê)(Þ)	64	64
Valeant Pharmaceuticals International,			Bear Stearns ARM Trust
Inc. Term Loan B			Series 2004-5 Class 2A
5.474% due 05/17/25 (~)(Ê)	268	269	3.892% due 07/25/34 (~)(Ê)	196	196
Vantiv LLC Term Loan B4			Bear Stearns Commercial Mortgage
4.208% due 08/20/24 (Ê)	372	372	Securities Trust
Verdesian Life Sciences LLC Term Loan			Series 2004-PWR6 Class G
9.500% due 07/01/20 (Ê)	782	695	5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	999
VeriFone Systems, Inc. 1st Lien Term			Series 2005-PW10 Class AJ
Loan

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 489

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.777% due 12/11/40 (~)(Ê)	628	645	2.500% due 2025	760	753
CAMB Commercial Mortgage Trust			3.130% due 2025	341	349
Series 2019-LIFE Class A			4.500% due 2025	165	168
3.570% due 12/15/37 (Ê)(Þ)	385	386	4.790% due 2028	279	279
CG-CCRE Commercial Mortgage Trust			3.500% due 2030	876	895
Series 2014-FL2 Class A			5.000% due 2031	1,084	1,146
3.104% due 11/15/31 (Ê)(Þ)	428	428	3.312% due 2033(Ê)	11	11
Citigroup Commercial Mortgage Trust			Fannie Mae Aces
Series 2016-C1 Class A1			Series 2011-M3 Class A2
1.506% due 05/10/49	888	878	3.643% due 07/25/21	3,739	3,787
Series 2017-C4 Class A1			Series 2013-M5 Class ASQ4
2.121% due 10/12/50	410	405	1.919% due 01/25/22	447	444
Series 2017-P8 Class A1			Series 2013-M7 Class A2
2.065% due 09/15/50 (Æ)	847	838	2.280% due 12/27/22	1,837	1,817
Commercial Mortgage Pass-Through			Series 2015-M17 Class FA
Certificates			2.518% due 11/25/22 (Ê)	120	120
Series 2013-CR10 Class A2			Series 2016-M7 Class AV1
2.972% due 08/10/46	37	38	1.557% due 10/25/23	38	38
Commercial Mortgage Trust			Series 2017-M5 Class FA
Series 2012-CR3 Class ASB			1.727% due 04/25/24 (Ê)	323	322
2.372% due 10/15/45	140	139	Fannie Mae Grantor Trust
Series 2013-CR12 Class A2			Series 2001-T4 Class A1
2.904% due 10/10/46	154	154	7.500% due 07/25/41	357	411
Series 2013-CR13 Class A2			Series 2004-T2 Class 1A3
3.039% due 11/12/46	85	86	7.000% due 11/25/43	308	351
Series 2013-LC6 Class A2			Fannie Mae REMIC Trust
3.282% due 01/10/46	475	480	Series 2004-W12 Class 1A1
Series 2014-CR16 Class A2			6.000% due 07/25/44	1,315	1,478
3.042% due 04/10/47	95	95	Series 2005-W1 Class 1A2
CORE Mortgage Trust			6.500% due 10/25/44	58	65
Series 2019-CORE Class A			Fannie Mae REMICS
3.380% due 12/15/31 (Ê)(Þ)	500	501	Series 2004-70 Class EB
Credit Suisse Commercial Mortgage			5.000% due 10/25/24	29	30
Trust
			Series 2007-73 Class A1
Series 2007-C2 Class B			1.388% due 07/25/37 (Ê)	27	27
5.632% due 01/15/49 (~)(Ê)(Þ)	750	755
Credit Suisse First Boston Mortgage			Series 2009-96 Class DB
Securities Corp.			4.000% due 11/25/29	75	77
Series 2004-C4 Class E			Series 2013-21 Class BA
5.135% due 10/15/39 (~)(Ê)(Þ)	466	467	1.000% due 03/25/23	806	788
DBCCRE Mortgage Trust			Series 2014-26 Class HC
Series 2014-ARCP Class A			2.500% due 02/25/28	821	817
4.238% due 01/10/34 (Þ)	365	381	Fannie Mae Whole Loan
Deutsche Bank Commercial Mortgage			Series 2004-W9 Class 2A1
Trust			6.500% due 02/25/44	14	15
Series 2016-C1 Class A1			FDIC Trust
1.676% due 05/10/49	199	197	Series 2010-R1 Class A
Fannie Mae			2.184% due 05/25/50 (Þ)	173	173
4.500% due 2020	107	109	Series 2011-R1 Class A
4.500% due 2021	8	9	2.672% due 07/25/26 (Þ)	104	103
2.400% due 2022	406	405	Federal Home Loan Mortgage Corp.
2.500% due 2022	644	639	Multifamily Structured Pass-Through
2.570% due 2022	419	418	Certificates
2.700% due 2022	1,578	1,589	Series 2012-K019 Class A1
7.000% due 2022	5	5	1.459% due 09/25/21	457	454
2.000% due 2023	1,062	1,056	Freddie Mac
2.500% due 2024	2,500	2,478	5.500% due 2022	65	67

See accompanying notes which are an integral part of the financial statements.

490 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2026	1,371	1,418	5.606% due 12/10/49 (~)(Ê)	938	781
5.500% due 2029	64	70	Ginnie Mae
3.500% due 2030	868	889	Series 2010-14 Class A
Freddie Mac Multifamily Structured			4.500% due 06/16/39	80	83
Pass-Through Certificates			Series 2011-H22 Class A
Series 2012-K023 Class X1			3.000% due 12/20/61	588	587
Interest Only STRIP			Series 2016-H24 Class KF
1.269% due 08/25/22 (~)(Ê)	2,995	104	2.041% due 11/20/66 (Ê)	1,147	1,156
Series 2013-K032 Class X1			Series 2017-H13 Class FJ
Interest Only STRIP			1.433% due 05/20/67 (Ê)	393	393
0.220% due 05/25/23 (~)(Ê)	47,763	209	Series 2017-H16 Class PT
Series 2015-KF12 Class A			4.741% due 05/20/66 (~)(Ê)	414	416
1.932% due 09/25/22 (Ê)	525	526	Series 2017-H18 Class HA
Series 2015-KP02 Class A2			2.000% due 08/20/63	1,334	1,324
2.355% due 04/25/21 (~)(Ê)	212	211	Ginnie Mae II
Series 2016-KF15 Class A			2.375% due 2040(Ê)	322	335
1.902% due 02/25/23 (Ê)	824	826	2.750% due 2040(Ê)	1,161	1,210
Series 2017-KF27 Class A			3.125% due 2040(Ê)	12	12
1.652% due 12/25/26 (Ê)	1,393	1,392	4.650% due 2060(~)(Ê)	7	7
Series 2018-KF52 Class A			4.594% due 2061(~)(Ê)	24	24
2.681% due 09/25/28 (Ê)	60	60	4.638% due 2061(~)(Ê)	67	68
Series 2019-KF59 Class A			4.481% due 2062(~)(Ê)	301	302
3.030% due 02/25/29 (Ê)	240	240	4.816% due 2062(~)(Ê)	236	238
Freddie Mac REMICS			4.856% due 2062(~)(Ê)	156	157
Series 2003-2559 Class PB			4.846% due 2064(~)(Ê)	36	36
5.500% due 08/15/30	—	—	5.170% due 2066(~)(Ê)	70	71
Series 2006-R006 Class ZA			4.685% due 2067(~)(Ê)	250	253
6.000% due 04/15/36	831	935	4.686% due 2067(~)(Ê)	392	397
Series 2010-3704 Class DC			Ginnie Mae REMICS
4.000% due 11/15/36	157	159	Series 2009-88 Class QA
Series 2011-3803 Class PG			4.500% due 10/16/39	268	276
4.000% due 01/15/41	246	252	Series 2010-H22 Class JI
Series 2012-4083 Class DC			Interest Only STRIP
1.500% due 07/15/27	752	728	2.508% due 11/20/60 (~)(Ê)	797	29
Series 2012-4147 Class LD			Series 2010-H28 Class JA
1.500% due 09/15/32	2,394	2,317	3.750% due 12/20/60	2	2
Series 2014-4315 Class CA			Series 2012-H11 Class CI
2.000% due 01/15/23	611	606	Interest Only STRIP
Series 2014-4323 Class WJ			2.887% due 04/20/62 (~)(Ê)	508	20
2.500% due 04/15/28	744	739	Series 2013-H03 Class HI
Series 2014-4399 Class A			Interest Only STRIP
2.500% due 07/15/24	31	31	2.613% due 12/20/62 (~)(Ê)	2,772	132
Freddie Mac Structured Pass-Through
Certificates			Series 2014-137 Class JD
			5.459% due 09/20/44 (~)(Ê)	614	674
Series 2003-58 Class 2A
6.500% due 09/25/43	21	24	Series 2018-H04 Class FJ
			2.600% due 03/20/68 (Ê)	1,167	1,151
Series 2007-75 Class A1
0.564% due 12/25/36 (Ê)	148	148	Series 2018-H13 Class DF
FRESB Multifamily Mortgage Pass-			2.850% due 07/20/68 (Ê)	1,179	1,160
Through Certificates			GS Mortgage Securities Corp. II
Series 2015-SB7 Class A5			Series 2010-C1 Class A2
2.370% due 09/25/35 (Ê)	231	230	4.592% due 08/10/43 (Þ)	985	997
Galton Funding Mortgage Trust			GS Mortgage Securities Trust
Series 2018-1 Class A43			Series 2012-GC6 Class C
3.500% due 11/25/57 (~)(Ê)(Þ)	603	605	5.840% due 01/10/45 (~)(Ê)(Þ)	1,010	1,064
GE Commercial Mortgage Corp. Trust			GSMPS Mortgage Loan Trust
Series 2007-C1 Class AM			Series 1998-1 Class A

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 491

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 09/19/27 (~)(Ê)(Þ)	20	20	Series 2001-TOP3 Class E
Series 1998-3 Class A			7.602% due 07/15/33 (~)(Ê)(Þ)	432	452
7.750% due 09/19/27 (~)(Ê)(Þ)	3	3	MortgageIT Trust
Series 2005-RP1 Class 1A4			Series 2005-1 Class 1A1
8.500% due 01/25/35 (Þ)	90	102	1.969% due 02/25/35 (Ê)	286	286
Series 2006-RP1 Class 1A2			MSDWMC Owner Trust
7.500% due 01/25/36 (Þ)	252	262	Series 2000-F1 Class E
Series 2006-RP1 Class 1A3			8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	161	161
8.000% due 01/25/36 (Þ)	296	313	NCUA Guaranteed Notes Trust
JPMBB Commercial Mortgage Securities			Series 2010-R1 Class 1A
Trust			1.681% due 10/07/20 (Ê)	1,564	1,567
Series 2014-C24 Class A2			Series 2010-R3 Class 3A
2.940% due 11/15/47	878	877	2.400% due 12/08/20	85	85
Series 2015-C33 Class A1			Structured Asset Securities Corp.
1.898% due 12/15/48	135	134	Mortgage Pass-Through Certificates
Series 2016-C1 Class A1			Series 2003-34A Class 6A
1.695% due 03/15/49	104	104	3.605% due 11/25/33 (~)(Ê)	103	104
JPMorgan Chase Commercial Mortgage			UBS Commercial Mortgage Trust
Securities Trust			Series 2018-C12 Class A1
Series 2005-CB12 Class AJ			3.294% due 07/15/51	758	766
4.987% due 09/12/37 (~)(Ê)	137	139
			Velocity Commercial Capital Loan Trust
Series 2007-LDPX Class AM
5.464% due 01/15/49 (~)(Ê)	247	247	Series 2016-2 Class AFL
			2.335% due 10/25/46 (Ê)	395	398
Series 2012-C6 Class A3
3.507% due 05/15/45	896	914	Waldorf Astoria Boca Raton Trust
			Series 2016-BOCA Class A
Series 2018-BCON Class B			3.508% due 06/15/29 (Ê)(Þ)	150	150
3.756% due 01/05/31 (~)(Ê)(Þ)	900	920	Washington Mutual Mortgage Pass-
JPMorgan Mortgage Trust			Through Certificates Trust
Series 2004-A2 Class 1A1			Series 2003-AR7 Class A7
3.567% due 05/25/34 (~)(Ê)	42	42	3.130% due 08/25/33 (~)(Ê)	30	31
Series 2005-A4 Class 1A1			Wells Fargo Commercial Mortgage Trust
3.492% due 07/25/35 (~)(Ê)	15	15	Series 2015-C31 Class A1
Series 2006-A6 Class 1A2			1.679% due 11/15/48	71	71
3.584% due 10/25/36 (~)(Ê)	9	8	Series 2016-C34 Class A1
LB-UBS Commercial Mortgage Trust			1.423% due 06/15/49	327	323
Series 2007-C6 Class AJ			Series 2018-C43 Class A1
6.222% due 07/15/40 (~)(Ê)	530	532	2.890% due 03/15/51	787	789
Mastr Adjustable Rate Mortgages Trust			Series 2018-C48 Class A1
Series 2005-1 Class B1			3.378% due 01/15/52	1,589	1,608
3.161% due 03/25/35 (~)(Ê)	119	90	Wells Fargo Mortgage Backed Securities
Merrill Lynch Mortgage Investors Trust			Trust
Series 2005-A10 Class A			Series 2004-H Class A1
1.234% due 02/25/36 (Ê)	16	16	3.351% due 06/25/34 (~)(Ê)	203	209
Morgan Stanley Bank of America Merrill			Series 2005-AR2 Class 2A1
Lynch Trust			3.232% due 03/25/35 (~)(Ê)	50	51
Series 2012-C5 Class A4			WFRBS Commercial Mortgage Trust
3.176% due 08/15/45	2,865	2,900	Series 2013-UBS1 Class A2
Series 2013-C13 Class A2			2.927% due 03/15/46	31	30
2.936% due 11/15/46	179	181			77,383
Morgan Stanley Capital I Trust			United States Government Treasuries - 7.0%
Series 2007-T27 Class AJ			United States Treasury Notes
5.651% due 06/11/42 (~)(Ê)	1,027	1,083	2.750% due 09/30/20 (§)	4,520	4,546
Morgan Stanley Capital I, Inc.			2.875% due 10/31/20	3,225	3,251
Series 2012-C4 Class A4			2.750% due 11/30/20	6,035	6,076
3.244% due 03/15/45	635	642	2.500% due 12/31/20	3,300	3,310
Morgan Stanley Dean Witter Capital I			2.500% due 01/31/21	10,905	10,938
Trust			2.500% due 02/28/21	1,580	1,586

See accompanying notes which are an integral part of the financial statements.

492 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.250% due 03/31/21	5,515	5,512	Freddie Mac
2.250% due 04/30/21	1,845	1,844	5.500% due 08/01/19	8		8
2.125% due 03/31/24	385	382
2.250% due 04/30/24	270	270	5.500% due 09/01/19	3		3
		37,715	Freddie Mac Mortgage Trust
Total Long-Term Investments			Series 2010-K7 Class B
			5.501% due 04/25/20 (Ê)(Þ)	225		230
(cost $486,814)		486,903
			HCA, Inc.
			4.250% due 10/15/19	520		523
Short-Term Investments - 9.4%			6.500% due 02/15/20	934		959
Actavis Funding SCS			Hyundai Capital America
3.000% due 03/12/20	835	835	2.000% due 07/01/19 (Þ)	430		429
Ally Financial, Inc.			International Business Machines Corp.
3.750% due 11/18/19	995	996	1.800% due 05/17/19	385		385
Altria Group, Inc.			MeadWestvaco Corp.
9.250% due 08/06/19	879	894	7.375% due 09/01/19	465		472
America Movil SAB de CV			Morgan Stanley
5.000% due 10/16/19	895	905	3.332% due 07/23/19 (Ê)	1,000		1,002
American Honda Finance Corp.			Northwest Airlines Class A Pass-
1.200% due 07/12/19	664	662	Through Trust
AT&T, Inc.			Series 2007-1
3.173% due 05/30/19 (Þ)	1,300	1,295	7.027% due 11/01/19	207		211
Bank of New York Mellon Corp. (The)			SBA Tower Trust
Series G			Series 2014-1A
2.200% due 05/15/19	575	575	2.898% due 10/15/19 (Þ)	1,415		1,414
Bemis Co. , Inc.			Sempra Energy
6.800% due 08/01/19	330	333	2.400% due 02/01/20	669		667
			Shire Acquisitions Investments Ireland
Danske Bank A/S			DAC
Series REGS			1.900% due 09/23/19	1,215		1,210
2.200% due 03/02/20	300	297	Teva Pharmaceutical Finance
Discovery Communications LLC			Netherlands III BV
Series 2YR			1.700% due 07/19/19	1,740		1,732
2.200% due 09/20/19	525	524	U. S. Cash Management Fund(@)	15,662,664	(8)	15,666
Education Advisory Board 1st Lien Term			United States Treasury Bills
Loan			2.421% due 08/08/19 (ç)(ž)	1,510		1,500
6.381% due 02/27/20 (Ê)	197	195	United States Treasury Notes
Fannie Mae			1.000% due 11/30/19	10,135		10,050
4.500% due 06/01/19	—	—	Volkswagen Group of America Finance
Fannie Mae Aces			LLC
Series 2016-M6 Class ASQ2			2.450% due 11/20/19 (Þ)	665		664
1.785% due 06/25/19	10	10	Total Short-Term Investments
Federal Home Loan Banks			(cost $50,886)			50,838
2.490% due 08/30/19 (Ê)	3,890	3,890
Federal Home Loan Mortgage Corp.			Total Investments 99.2%
Multifamily Structured Pass-Through
Certificates			(identified cost $537,700)			537,741
Series 2016-KP03 Class A2
1.780% due 07/25/19	612	610	Other Assets and Liabilities,
Ford Motor Credit Co. LLC			Net - 0.8%			4,172
2.681% due 01/09/20	930	927
			Net Assets - 100.0%			541,913
2.459% due 03/27/20	770	765

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 493

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
17.1%
280 Park Avenue Mortgage Trust	12/07/18	600,000	99.88	599	600
A10 Securitization Asset Financing LLC	11/20/18	290,782	99.37	289	291
AIG Global Funding	09/29/16	490,000	99.91	490	478
ALG Student Loan Trust I	03/16/18	520,000	99.70	518	518
Ascentium Equipment Receivables LLC	04/18/18	1,265,000	100.00	1,265	1,272
AT&T, Inc.	06/05/18	1,300,000	99.76	1,297	1,297
Aventura Mall Trust	01/17/18	1,710,000	101.96	1,743	1,731
Avenue of Americas Mortgage Trust	09/28/18	310,000	97.04	301	307
Avis Budget Rental Car Funding LLC	02/04/19	790,000	99.98	790	800
Avis Budget Rental Car Funding LLC	02/04/19	1,680,000	99.99	1,680	1,701
Bank of the West Auto Trust	10/03/17	229,330	99.93	229	229
Bank of the West Auto Trust	10/31/18	1,435,000	99.99	1,435	1,450
Barclays Commercial Mortgage Trust	07/19/18	1,115,000	100.00	1,115	1,112
Barings BDC Static CLO, Ltd.	04/29/19	430,000	100.00	430	430
Bayer US Finance II LLC	07/24/18	365,000	100.20	366	367
BCAP LLC Trust	11/26/13	306,507	101.68	312	312
BCAP LLC Trust	03/10/14	63,969	101.94	65	64
Bear Stearns Commercial Mortgage Securities Trust	12/15/17	1,000,000	104.25	1,042	999
BMW US Capital LLC	03/14/19	1,225,000	98.33	1,205	1,209
Broadcom, Inc.	03/29/19	575,000	99.89	574	574
BSPRT Issuer Ltd.	09/27/18	580,000	100.00	580	580
CAMB Commercial Mortgage Trust	01/25/19	385,000	100.00	385	386
Canadian Oil Sands, Ltd.	04/25/16	500,000	99.58	498	512
Cantor Fitzgerald, L. P.	04/24/19	280,000	99.71	279	280
Cargill, Inc.	02/26/18	1,800,000	99.90	1,798	1,824
CG-CCRE Commercial Mortgage Trust	06/09/17	427,839	100.22	429	428
Chesapeake Funding II LLC	03/20/19	1,000,000	99.99	1,000	1,002
Cigna Corp.	09/06/18	2,235,000	100.00	2,235	2,260
Cigna Corp.	09/06/18	1,025,000	99.95	1,024	1,028
Commonbond Student Loan Trust	07/27/18	1,092,759	99.99	1,093	1,098
CORE Mortgage Trust	03/01/19	500,000	100.00	500	501
Cox Communications, Inc.	09/10/18	340,000	97.73	332	342
Credit Agricole SA	12/14/16	1,530,000	100.26	1,534	1,542
Credit Suisse Commercial Mortgage Trust	03/27/19	750,000	100.75	756	755
Credit Suisse First Boston Mortgage Securities Corp.	03/15/16	466,249	104.10	485	467
Daimler Finance NA LLC	05/02/17	1,700,000	99.95	1,699	1,687
Daimler Finance NA LLC	02/19/19	2,565,000	99.86	2,560	2,594
Daimler Trucks Retail Trust	03/20/18	417,580	100.00	418	417
DBCCRE Mortgage Trust	03/07/19	365,000	103.58	378	381
Dell International LLC / EMC Corp.	04/08/19	710,000	100.19	711	718
Drive Auto Receivables Trust	12/20/18	1,228,106	100.34	1,232	1,231
Dryden 61 Clo, Ltd.	10/31/18	745,000	100.00	745	742
Earnest Student Loan Program LLC	02/22/17	812,558	101.49	825	818
Earnest Student Loan Program LLC	06/22/18	488,542	98.46	481	486
ERAC USA Finance LLC	05/31/17	415,000	100.14	416	411
Exeter Automobile Receivables Trust	01/22/19	1,199,722	100.00	1,200	1,202
FDIC Trust	07/28/10	172,836	100.50	174	173
FDIC Trust	07/27/11	103,513	99.91	103	103
Finance of America Structured Trust	01/22/19	200,000	97.81	196	198
Foursight Capital Automobile Receivables Trust	03/13/18	800,000	99.98	800	809
Foursight Capital Automobile Receivables Trust	09/26/18	1,002,307	99.58	998	999
Foursight Capital Automobile Receivables Trust	10/15/18	1,519,000	99.65	1,514	1,524
Fox Corp.	01/15/19	540,000	100.00	540	551
Freddie Mac Mortgage Trust	04/13/18	225,000	102.06	230	230
Galton Funding Mortgage Trust	01/25/18	603,235	100.90	609	605
GS Mortgage Securities Corp. II	03/22/18	985,000	102.99	1,014	997
GS Mortgage Securities Trust	09/11/18	1,010,000	104.42	1,055	1,064
GSMPS Mortgage Loan Trust	12/05/07	90,317	97.08	88	102
GSMPS Mortgage Loan Trust	01/16/08	252,155	95.08	240	262
GSMPS Mortgage Loan Trust	12/10/09	295,926	105.52	312	313
GSMPS Mortgage Loan Trust	03/09/10	20,133	95.56	19	20
GSMPS Mortgage Loan Trust	03/09/10	3,087	95.59	3	3
Hertz Fleet Lease Funding, LP	04/18/17	1,965,000	99.98	1,964	1,960

See accompanying notes which are an integral part of the financial statements.

494 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Hertz Fleet Lease Funding, LP	03/16/18	2,904,895	99.47	2,889	2,897
Hertz Fleet Lease Funding, LP	04/25/18	485,000	99.98	485	489
Hertz Vehicle Finance LLC	01/09/19	990,000	99.38	984	988
Hertz Vehicle Financing II, LP	01/29/19	765,000	99.98	765	775
Hertz Vehicle Financing LLC	02/05/19	810,000	99.33	805	808
Hilton Grand Vacations Trust	02/22/17	729,322	99.99	729	724
Hyundai Capital America	06/07/16	430,000	100.00	430	429
Jackson National Life Global Funding	06/06/18	1,005,000	99.88	1,004	1,016
Jackson National Life Global Funding	01/29/19	795,000	99.92	794	806
JPMorgan Chase Commercial Mortgage Securities Trust	01/26/18	900,000	102.03	918	920
Kraft Heinz Foods Co.	10/07/15	685,000	102.97	705	705
Land O' Lakes, Inc.	09/21/17	485,000	107.95	524	500
MassMutual Global Funding II	09/19/17	840,000	99.94	840	833
Metropolitan Life Global Funding I	04/04/18	860,000	99.75	858	859
Metropolitan Life Global Funding I	01/08/19	1,030,000	99.98	1,030	1,046
Mill City Mortgage Trust	03/21/19	651,062	99.59	648	649
Morgan Stanley Dean Witter Capital I Trust	10/30/18	431,574	105.28	454	452
MSDWMC Owner Trust	12/01/16	160,973	103.78	167	161
Nationstar HECM Loan Trust	03/08/18	905,000	99.76	903	899
Navient Private Education Loan Trust	01/26/18	2,764,149	100.17	2,768	2,766
New Gold, Inc.	10/23/18	475,000	88.16	419	431
New York Life Global Funding	09/07/16	1,540,000	99.91	1,539	1,507
Orange Lakes Timeshare Trust	02/13/18	748,146	99.48	744	751
Prestige Auto Receivables Trust	09/20/18	1,295,000	98.96	1,282	1,291
Protective Life Global Funding	04/08/19	1,175,000	100.00	1,175	1,181
Reckitt Benckiser Treasury Services PLC	06/22/17	1,765,000	99.94	1,764	1,736
Saudi Arabian Oil Co.	04/09/19	480,000	99.15	476	473
SBA Tower Trust	10/07/14	1,415,000	100.00	1,415	1,414
Sky, Ltd.	12/12/18	630,000	98.67	622	652
SLM Private Education Loan Trust	09/27/12	315,589	104.47	330	318
SLM Private Education Loan Trust	12/14/17	57,470	101.31	58	57
SoFi Consumer Loan Program LLC	11/07/17	363,648	99.66	362	363
SoFi Consumer Loan Program LLC	01/04/18	485,722	100.25	487	486
SoFi Consumer Loan Program LLC	01/30/18	253,155	99.99	253	253
SoFi Consumer Loan Program Trust	04/10/18	946,828	99.94	946	947
SoFi Consumer Loan Program Trust	06/21/18	214,031	99.24	212	214
SoFi Consumer Loan Program Trust	07/31/18	454,551	100.00	455	455
SoFi Consumer Loan Program Trust	11/05/18	1,831,984	99.99	1,832	1,847
SoFi Professional Loan Program LLC	11/05/14	710,738	100.11	712	708
SoFi Professional Loan Program LLC	02/02/17	662,170	100.13	663	665
SoFi Professional Loan Program LLC	12/05/17	498,404	99.52	496	496
SoFi Professional Loan Program LLC	01/18/18	725,083	100.00	725	722
SoFi Professional Loan Program LLC	04/24/18	433,941	98.60	428	431
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	01/16/19	912,500	99.41	907	910
Takeda Pharmaceutical Co. , Ltd.	11/19/18	730,000	99.96	730	767
Towd Point Mortgage Trust	02/19/19	578,458	99.93	578	580
UBS AG	11/27/17	880,000	99.95	880	875
Verizon Communications, Inc.	01/14/19	1,008,000	100.10	1,009	1,052
Volkswagen Group of America Finance LLC	12/21/16	665,000	99.95	665	664
Waldorf Astoria Boca Raton Trust	03/22/18	150,000	100.23	150	150
Walt Disney Co. (The)	03/15/19	1,140,000	103.78	1,183	1,197
Westlake Automobile Receivables Trust	01/17/18	895,820	99.92	895	895
Wheels SPV LLC	07/17/17	301,733	100.00	302	300
					92,856
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 495

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
280 Park Avenue Mortgage Trust	USD 1 Month LIBOR	0.880
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Access Group, Inc.	USD 3 Month LIBOR	0.300
AgroFresh, Inc. Term Loan B	USD 2 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
ALG Student Loan Trust I	USD 3 Month LIBOR	0.150
Allstate Corp. (The)	USD 3 Month LIBOR	0.430
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.970
Bank of America Corp.	USD 3 Month LIBOR	1.320
Bank of America Corp.	USD 3 Month LIBOR	0.370
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Trust	USD 1 Month LIBOR	1.000
Barings BDC Static CLO, Ltd.	USD 3 Month LIBOR	1.200
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
BCAP LLC Trust	USD 1 Month LIBOR	6.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
BSPRT Issuer Ltd.	USD 1 Month LIBOR	1.500
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	1.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CAMB Commercial Mortgage Trust	USD 1 Month LIBOR	1.700

See accompanying notes which are an integral part of the financial statements.

496 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	3.400
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Comcast Corp.	USD 3 Month LIBOR	0.630
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
CORE Mortgage Trust	USD 1 Month LIBOR	0.880
Credit Agricole SA	USD 3 Month LIBOR	1.940
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CVS Health Corp.	USD 3 Month LIBOR	0.720
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) SARL Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dryden 61 Clo, Ltd.	USD 3 Month LIBOR	1.160
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
EI du Pont de Nemours & Co.	USD 3 Month LIBOR	0.530
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. Term Loan B	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.930
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.600
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Ford Motor Credit Co. LLC	USD 3 Month LIBOR	0.810
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 497

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Mortgage Trust	USD 1 Month LIBOR	6.490
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	7.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	1.340
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.540
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.400
FRESB Multifamily Mortgage Pass-Through Certificates	USD 1 Month LIBOR	2.370
Galton Funding Mortgage Trust	USD 1 Month LIBOR	8.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Getty Images, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Ginnie Mae	USD 12 Month LIBOR	0.250
Ginnie Mae	USD 1 Month LIBOR	8.000
Ginnie Mae	USD 1 Month LIBOR	0.200
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
Ginnie Mae REMICS	USD 12 Month LIBOR	0.200
Ginnie Mae REMICS	USD 1 Month LIBOR	7.500
Ginnie Mae REMICS	USD 12 Month LIBOR	0.400
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Gray Television, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GS Mortgage Securities Trust	USD 1 Month LIBOR	6.600
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco LLC Term Loan B	USD 3 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Hexion Inc. Term Loan	USD 3 Month LIBOR	3.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
International Business Machines Corp.	USD 3 Month LIBOR	0.580

See accompanying notes which are an integral part of the financial statements.

498 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.695
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	8.600
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
Messer Industries USA, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.250
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Morgan Stanley	USD 3 Month LIBOR	0.550
Morgan Stanley	USD 3 Month LIBOR	0.740
MortgageIT Trust	USD 1 Month LIBOR	0.640
MSDWMC Owner Trust	USD 1 Month LIBOR	6.750
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NCUA Guaranteed Notes Trust	USD 1 Month LIBOR	0.450
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Numericable US LLC 1st Lien Term Loan B11	USD 1 Month LIBOR	2.750
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Platform Specialty Products Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Polar US Borrower LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Procera Networks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 499

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
SS&C Technologies, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.250
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Tribune Co. Term Loan C	USD 1 Month LIBOR	3.000
TruGreen Limited Partnership Term Loan	USD 1 Month LIBOR	3.750
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan	USD 1 Month LIBOR	4.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Week LIBOR	1.750
Velocity Commercial Capital Loan Trust	USD 1 Month LIBOR	1.800

See accompanying notes which are an integral part of the financial statements.

500 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	4.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	1.350
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Westinghouse Air Brake Technologies Corp.	USD 3 Month LIBOR	1.300
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 501

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures			60	AUD	8,297	06/19	107
Canada 10 Year Government Bond Futures			128	CAD	17,687	06/19	80
United States 2 Year Treasury Note Futures			399	USD	84,990	06/19	181
United States 10 Year Treasury Note Futures			203	USD	25,105	06/19	257
Short Positions
Euro-Bund Futures			95	EUR	15,704	06/19	(231)
Japan 10 Year Government Bond Futures			15	JPY	2,290,950	06/19	(9)
United States 2 Year Treasury Note Futures			15	USD	3,195	06/19	(5)
United States 5 Year Treasury Note Futures			102	USD	11,795	06/19	(72)
United States 10 Year Treasury Note Futures			37	USD	4,576	06/19	(48)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							260

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Brown Brothers Harriman	GBP	1,454		JPY	206,000	05/14/19	(93)
Citigroup	USD	2,565		AUD	3,575	05/23/19	(43)
Citigroup	NOK	47,858		USD	5,645	05/23/19	93
Royal Bank of Canada	USD	267		CHF	268	05/23/19	(3)
Royal Bank of Canada	USD	95		JPY	10,571	05/23/19	—
Royal Bank of Canada	USD	184		NOK	1,555	05/23/19	(3)
Royal Bank of Canada	USD	2,564		NZD	3,790	05/23/19	(32)
Royal Bank of Canada	AUD	116		USD	83	05/23/19	2
Royal Bank of Canada	GBP	157		USD	206	05/23/19	—
Royal Bank of Canada	JPY	322,448		USD	2,888	05/23/19	(12)
Royal Bank of Canada	NZD	123		USD	83	05/23/19	1
Royal Bank of Canada	SEK	1,696		USD	184	05/23/19	5
State Street	USD	6,294		GBP	4,811	05/23/19	(13)
State Street	CHF	8,189		USD	8,162	05/23/19	110
State Street	GBP	682		JPY	99,500	05/14/19	8
Westpac	USD	5,636		SEK	52,036	05/23/19	(147)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(127)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Goldman Sachs	Sell	USD	8,800	1.000%(2)	12/20/23	51	147	198
CDX NA High Yield Index	Goldman Sachs	Sell	USD	42	5.000%(2)	12/20/23	19	(15)	4

See accompanying notes which are an integral part of the financial statements.

502 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Premiums	Unrealized
				Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell		Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount	Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD 4,155	5.000%(2)	06/20/24	302	31	333
Total Open Credit Indices Contracts (å)						372	163	535

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$56,057	$1,097	$—	$57,154	10.5
Corporate Bonds and Notes	—	222,334	—	—	222,334	41.0
International Debt	—	54,807	—	—	54,807	10.1
Loan Agreements	—	37,510	—	—	37,510	6.9
Mortgage-Backed Securities	—	77,222	161	—	77,383	14.3
United States Government Treasuries	—	37,715	—	—	37,715	7.0
Short-Term Investments	—	35,174	—	15,664	50,838	9.4
Total Investments	—	520,819	1,258	15,664	537,741	99.2
Other Assets and Liabilities, Net						0.8
						100.0
Other Financial Instruments
Assets
Futures Contracts	625	—	—	—	625	0.1
Foreign Currency Exchange Contracts	—	219	—	—	219	—*
Credit Default Swap Contracts	—	535	—	—	535	0.1

Liabilities
Futures Contracts	(365)	—	—	—	(365)	(0.1)
Foreign Currency Exchange Contracts	—	(346)	—	—	(346)	(0.1)
Total Other Financial Instruments**	$260	$408	$—	$—	$668

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 503

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	497
Canada	11,897
Cayman Islands	1,010
Denmark	297
France	10,551
Germany	1,156
Ireland	3,929
Japan	767
Luxembourg	2,721
Mexico	3,874
Netherlands	8,673
Saudi Arabia	473
Sweden	3,529
Switzerland	875
United Kingdom	9,537
United States	477,955
Total Investments	537,741

See accompanying notes which are an integral part of the financial statements.

504 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$219	$—
Variation margin on futures contracts*	—	—	625
Credit default swap contracts, at fair value	535	—	—
Total	$535	$219	$625

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$365
Unrealized depreciation on foreign currency exchange contracts	—	346	—
Total	$—	$346	$365
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$697
Credit default swap contracts	416	—	—
Foreign currency exchange contracts	—	643	—
Total	$416	$643	$697

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$787
Credit default swap contracts	133	—	—
Foreign currency exchange contracts	—	(496)	—
Total	$133	$(496)	$787

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 505

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross		Net Amounts
			Amounts		of Assets
		Gross	Offset in the		Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$219		$—	$ 219
Credit Default Swap Contracts	Credit default swap contracts, at fair value	535		—	535
Total Financial and Derivative Assets		754		—	754
Financial and Derivative Assets not subject to a netting agreement		(535)		—	(535)
Total Financial and Derivative Assets subject to a netting agreement		$219		$—	$ 219

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and		Derivative	Collateral
Counterparty	Liabilities		Instruments	Received^	Net Amount
Citigroup	$93		$43	$—	$ 50
Royal Bank of Canada	8		8	—	—
State Street	118		13	—	105
Total	$219		$64	$—	$ 155

See accompanying notes which are an integral part of the financial statements.

506 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$346	$—	$ 346
Total Financial and Derivative Liabilities		346	—	346
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$346	$—	$ 346

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Brown Brothers Harriman	$93	$—	$—	$ 93
Citigroup	43	43	—	—
Royal Bank of Canada	50	8	—	42
State Street	13	13	—	—
Westpac	147	—	—	147
Total	$346	$64	$—	$ 282

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 507

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$537,700
Investments, at fair value(>)	537,741
Cash	70
Unrealized appreciation on foreign currency exchange contracts	219
Receivables:
Dividends and interest	2,814
Dividends from affiliated funds	28
Investments sold	1,986
Fund shares sold	230
Variation margin on futures contracts	999
Prepaid expenses	2
Credit default swap contracts, at fair value(+)	535
Total assets	544,624

Liabilities
Payables:
Due to broker (a)	124
Investments purchased	1,590
Fund shares redeemed	263
Accrued fees to affiliates	234
Other accrued expenses	126
Variation margin on futures contracts	20
Unfunded loan commitment	8
Unrealized depreciation on foreign currency exchange contracts	346
Total liabilities	2,711

Net Assets	$541,913

See accompanying notes which are an integral part of the financial statements.

508 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(6,099)
Shares of beneficial interest	283
Additional paid-in capital	547,729
Net Assets	$541,913

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.15
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.90
Class A — Net assets	$12,717,775
Class A — Shares outstanding ($. 01 par value)	664,091
Net asset value per share: Class C(#)	$18.97
Class C — Net assets	$24,948,486
Class C — Shares outstanding ($. 01 par value)	1,314,888
Net asset value per share: Class E(#)	$19.21
Class E — Net assets	$1,722,026
Class E — Shares outstanding ($. 01 par value)	89,644
Net asset value per share: Class M(#)	$19.18
Class M — Net assets	$20,280,173
Class M — Shares outstanding ($. 01 par value)	1,057,441
Net asset value per share: Class R6(#)	$19.20
Class R6 — Net assets	$176,501
Class R6 — Shares outstanding ($. 01 par value)	9,191
Net asset value per share: Class S(#)	$19.17
Class S — Net assets	$328,660,197
Class S — Shares outstanding ($. 01 par value)	17,145,341
Net asset value per share: Class Y(#)	$19.18
Class Y — Net assets	$153,407,384
Class Y — Shares outstanding ($. 01 par value)	7,999,195
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$372
(>) Investments in affiliates, U. S. Cash Management Fund	$15,666

(a) Due to Broker for Swaps	$124
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 509

Russell Investment Company
Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$247
Interest	8,524
Total investment income	8,771

Expenses
Advisory fees	1,282
Administrative fees	138
Custodian fees	143
Distribution fees - Class A	20
Distribution fees - Class C	95
Transfer agent fees - Class A	16
Transfer agent fees - Class C	25
Transfer agent fees - Class E	2
Transfer agent fees - Class M	21
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	345
Transfer agent fees - Class Y	3
Professional fees	75
Registration fees	56
Shareholder servicing fees - Class C	32
Shareholder servicing fees - Class E	2
Trustees’ fees	11
Printing fees	23
Miscellaneous	11
Expenses before reductions	2,300
Expense reductions	(495)
Net expenses	1,805
Net investment income (loss)	6,966

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(877)
Futures contracts	697
Foreign currency exchange contracts	643
Credit default swap contracts	416
Net realized gain (loss)	879
Net change in unrealized appreciation (depreciation) on:
Investments	6,862
Investments in affiliated funds	1
Futures contracts	787
Foreign currency exchange contracts	(496)
Credit default swap contracts	133
Foreign currency-related transactions	(1)
Net change in unrealized appreciation (depreciation)	7,286
Net realized and unrealized gain (loss)	8,165
Net Increase (Decrease) in Net Assets from Operations	$15,131

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

510 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,966	$14,086
Net realized gain (loss)	879	(4,588)
Net change in unrealized appreciation (depreciation)	7,286	(5,339)
Net increase (decrease) in net assets from operations	15,131	4,159
Distributions
To shareholders
Class A	(210)	(324)
Class C	(234)	(327)
Class E	(21)	(32)
Class M	(287)	(345)
Class R6	(3)	(4)
Class S	(5,033)	(8,450)
Class Y	(2,194)	(3,396)
Net decrease in net assets from distributions	(7,982)	(12,878)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(74,739)	(98,443)
Total Net Increase (Decrease) in Net Assets	(67,590)	(107,162)
Net Assets
Beginning of period	609,503	716,665
End of period	$541,913	$609,503

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 511

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	139	$2,629	278	$5,276
Proceeds from reinvestment of distributions	11	204	17	315
Payments for shares redeemed	(385)	(7,317)	(456)	(8,650)
Net increase (decrease)	(235)	(4,484)	(161)	(3,059)
Class C
Proceeds from shares sold	119	2,232	190	3,583
Proceeds from reinvestment of distributions	12	232	17	323
Payments for shares redeemed	(256)	(4,809)	(654)	(12,324)
Net increase (decrease)	(125)	(2,345)	(447)	(8,418)
Class E
Proceeds from shares sold	5	88	42	811
Proceeds from reinvestment of distributions	1	21	2	32
Payments for shares redeemed	(3)	(47)	(55)	(1,052)
Net increase (decrease)	3	62	(11)	(209)
Class M
Proceeds from shares sold	510	9,682	642	12,193
Proceeds from reinvestment of distributions	15	287	18	345
Payments for shares redeemed	(525)	(10,007)	(389)	(7,375)
Net increase (decrease)	(—)**	(38)	271	5,163
Class R6
Proceeds from shares sold	— **	6	6	113
Proceeds from reinvestment of distributions	— **	3	— **	4
Payments for shares redeemed	(2)	(48)	(—)**	(8)
Net increase (decrease)	(2)	(39)	6	109
Class S
Proceeds from shares sold	2,191	41,596	5,907	112,241
Proceeds from reinvestment of distributions	260	4,916	438	8,325
Payments for shares redeemed	(5,788)	(109,863)	(10,058)	(191,015)
Net increase (decrease)	(3,337)	(63,351)	(3,713)	(70,449)
Class Y
Proceeds from shares sold	97	1,851	90	1,716
Proceeds from reinvestment of distributions	116	2,194	179	3,396
Payments for shares redeemed	(454)	(8,589)	(1,406)	(26,692)
Net increase (decrease)	(241)	(4,544)	(1,137)	(21,580)
Total increase (decrease)	(3,937)	$(74,739)	(5,192)	$(98,443)
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

512 Short Duration Bond Fund

(This page intentionally left blank)

Russell Investment Company
Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	18.91	.21	. 27	. 48	(.24)	—
October 31, 2018	19.15	.35	(.26)	. 09	(.33)	—
October 31, 2017	19.26	.25	(.12)	. 13	(.24)	—
October 31, 2016	19.09	.26	. 16	. 42	(.24)	(.01)
October 31, 2015	19.35	.22	(.14)	. 08	(.22)	(.12)
October 31, 2014	19.35	.22	(.01)	. 21	(.18)	(.03)

Class C
April 30, 2019*	18.73	.14	. 27	. 41	(.17)	—
October 31, 2018	18.99	.21	(.27)	(.06)	(.20)	—
October 31, 2017	19.10	.10	(.11)	(.01)	(.10)	—
October 31, 2016	18.94	.12	. 15	. 27	(.10)	(.01)
October 31, 2015	19.21	.08	(.15)	(.07)	(.08)	(.12)
October 31, 2014	19.23	.08	(.02)	. 06	(.05)	(.03)

Class E
April 30, 2019*	18.96	.21	. 28	. 49	(.24)	—
October 31, 2018	19.21	.36	(.28)	. 08	(.33)	—
October 31, 2017	19.30	.22	(.09)	. 13	(.22)	—
October 31, 2016	19.13	.27	. 15	. 42	(.24)	(.01)
October 31, 2015	19.38	.22	(.13)	. 09	(.22)	(.12)
October 31, 2014	19.38	.22	(.01)	. 21	(.18)	(.03)

Class M
April 30, 2019*	18.94	.24	. 27	. 51	(.27)	—
October 31, 2018	19.17	.41	(.26)	. 15	(.38)	—
October 31, 2017(9)	19.11	.24	(.03)	. 21	(.15)	—

Class R6
April 30, 2019*	18.96	.24	. 27	. 51	(.27)	—
October 31, 2018	19.20	.42	(.28)	. 14	(.38)	—
October 31, 2017	19.30	.31	(.11)	. 20	(.30)	—
October 31, 2016(5)	18.97	.21	. 30	. 51	(.18)	—

Class S
April 30, 2019*	18.93	.23	. 27	. 50	(.26)	—
October 31, 2018	19.16	.40	(.26)	. 14	(.37)	—
October 31, 2017	19.27	.30	(.12)	. 18	(.29)	—
October 31, 2016	19.10	.31	. 16	. 47	(.29)	(.01)
October 31, 2015	19.36	.27	(.14)	. 13	(.27)	(.12)
October 31, 2014	19.36	.27	(.01)	. 26	(.23)	(.03)

Class Y
April 30, 2019*	18.93	.24	. 28	. 52	(.27)	—
October 31, 2018	19.17	.42	(.28)	. 14	(.38)	—
October 31, 2017	19.28	.32	(.13)	. 19	(.30)	—
October 31, 2016	19.11	.33	. 15	. 48	(.30)	(.01)
October 31, 2015	19.37	.28	(.14)	. 14	(.28)	(.12)
October 31, 2014	19.36	.29	(.01)	. 28	(.24)	(.03)

See accompanying notes which are an integral part of the financial statements.

514 Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(.24)	19.15	2.56	12,718	1.06	. 85	2.23	36
(.33)	18.91	. 45	16,997	1.04	. 84	1.87	122
(.24)	19.15	. 68	20,303	1.03	. 83	1.31	156
(.25)	19.26	2.21	21,102	1.02	. 81	1.39	113
(.34)	19.09	. 42	24,914	1.01	. 82	1.15	183
(.21)	19.35	1.04	29,639	1.01	. 85	1.14	220

(.17)	18.97	2.21	24,949	1.81	1.60	1.48	36
(.20)	18.73	(. 34)	26,975	1.79	1.59	1.11	122
(.10)	18.99	(. 06)	35,838	1.78	1.58	. 55	156
(.11)	19.10	1.44	48,970	1.77	1.56	. 63	113
(.20)	18.94	(. 34)	56,538	1.76	1.57	. 40	183
(.08)	19.21	. 28	82,676	1.76	1.60	. 39	220

(.24)	19.21	2.61	1,722	1.06	. 85	2.23	36
(.33)	18.96	. 40	1,639	1.04	. 84	1.87	122
(.22)	19.21	. 69	1,872	1.03	. 83	1.14	156
(.25)	19.30	2.20	15,786	1.02	. 81	1.39	113
(.34)	19.13	. 47	26,633	1.01	. 82	1.15	183
(.21)	19.38	1.08	36,083	1.01	. 85	1.15	220

(.27)	19.18	2.72	20,280	. 81	. 55	2.53	36
(.38)	18.94	. 78	20,030	. 79	. 54	2.18	122
(.15)	19.17	1.09	15,084	. 79	. 53	2.07	156

(.27)	19.20	2.71	177	. 66	. 55	2.52	36
(.38)	18.96	. 73	214	. 64	. 54	2.21	122
(.30)	19.20	1.04	107	. 63	. 53	1.62	156
(.18)	19.30	2.70	106	. 61	. 51	1.66	113

(.26)	19.17	2.69	328,660	. 81	. 60	2.47	36
(.37)	18.93	. 73	387,636	. 79	. 59	2.12	122
(.29)	19.16	. 93	463,696	. 78	. 58	1.56	156
(.30)	19.27	2.47	583,387	. 77	. 56	1.63	113
(.39)	19.10	. 67	610,784	. 76	. 57	1.40	183
(.26)	19.36	1.30	771,202	. 76	. 60	1.40	220

(.27)	19.18	2.78	153,407	. 61	. 52	2.56	36
(.38)	18.93	. 75	156,012	. 59	. 51	2.19	122
(.30)	19.17	1.01	179,765	. 58	. 50	1.64	156
(.31)	19.28	2.54	140,138	. 57	. 48	1.71	113
(.40)	19.11	. 75	160,926	. 56	. 49	1.46	183
(.27)	19.37	1.41	263,932	. 56	. 51	1.49	220

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 515

Russell Investment Company
Short Duration Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$160,164
Administration fees	21,755
Distribution fees	18,512
Shareholder servicing fees	5,556
Transfer agent fees	25,645
Trustee fees	2,473
$234,105

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$25,770	$ 271,903	$ 282,008 $	$—	1	$15,666	$247	$—
	$25,770	$ 271,903	$ 282,008 $	$—	1	$15,666	$247	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$538,033,869
Unrealized Appreciation	$3,732,463
Unrealized Depreciation	(3,391,093)
Net Unrealized Appreciation (Depreciation)	$341,370

See accompanying notes which are an integral part of the financial statements.

516 Short Duration Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,057.30	$1,020.43
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.49	$4.41

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,052.60	$1,016.71
	Expenses Paid During Period*	$8.30	$8.15
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.63%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,057.10	$1,020.43
of other funds.	Expenses Paid During Period*	$4.49	$4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt High Yield Bond Fund 517

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.20	$1,022.17
Expenses Paid During Period*	$2.70	$2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.60	$1,021.67
Expenses Paid During Period*	$3.22	$3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.63%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

518 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 97.6%
Alabama - 1.1%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê)	500	6.450	12/01/23	503
County of Jefferson Alabama Sewer Revenue Bonds	500	6.000	10/01/42	582
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,473
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,453
Houston County Health Care Authority Revenue Bonds	500	5.000	10/01/30	566
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	899
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ)	1,000	4.500	05/01/32	1,054
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ)	1,000	5.250	05/01/44	1,071
				9,601
Alaska - 0.4%
City of Valdez Alaska Revenue Bonds(~)(Ê)	100	1.570	05/01/31	100
Northern Tobacco Securitization Corp. Revenue Bonds	2,940	5.000	06/01/46	2,869
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	67
				3,036
Arizona – 1.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	3,380	2.684	01/01/37	3,342
Arizona Industrial Development Authority Revenue Bonds(Þ)	1,500	6.000	07/01/37	1,684
Arizona Industrial Development Authority Revenue Bonds	200	5.000	05/01/43	221
Arizona Industrial Development Authority Revenue Bonds	280	5.000	05/01/48	307
Arizona Industrial Development Authority Revenue Bonds	100	5.000	05/01/51	109
Arizona Industrial Development Authority Senior Living Revenue Bonds	110	5.000	01/01/43	120
Arizona Industrial Development Authority Senior Living Revenue Bonds	150	4.500	01/01/49	154
Arizona Industrial Development Authority Senior Living Revenue Bonds	50	5.000	01/01/49	53
Arizona Industrial Development Authority Senior Living Revenue Bonds	125	5.000	01/01/54	135
Arizona Industrial Development Authority Senior Living Revenue Bonds	50	5.125	01/01/54	54
Estrella Mountain Ranch Community Facilities District Special Assessment	25	3.500	07/01/29	25
Estrella Mountain Ranch Community Facilities District Special Assessment	25	4.100	07/01/34	25
Estrella Mountain Ranch Community Facilities District Special Assessment	105	4.750	07/01/43	105
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ)	800	5.000	07/01/35	845
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	264
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	819
La Paz County Industrial Development Authority Revenue Bonds(Þ)	250	6.000	08/01/28	251
La Paz County Industrial Development Authority Revenue Bonds(Þ)	1,000	6.250	08/01/40	1,003
Maricopa County Industrial Development Authority Revenue Bonds	685	4.000	01/01/41	726
				10,242
California - 12.8%
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	637
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	470
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	300
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	294
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,146
California Municipal Finance Authority Revenue Bonds	340	5.000	10/01/33	401
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/35	263
California Municipal Finance Authority Revenue Bonds(Þ)	1,500	5.000	11/01/36	1,689
California Municipal Finance Authority Revenue Bonds	400	5.000	12/31/37	461
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,048
California Municipal Finance Authority Revenue Bonds(Þ)	1,000	5.375	11/01/40	1,131

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 519

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	140
California Municipal Finance Authority Revenue Bonds	2,000	5.000	11/01/47	2,157
California Municipal Finance Authority Revenue Bonds	4,900	5.000	12/31/47	5,577
California Municipal Finance Authority Revenue Bonds(Þ)	1,815	5.000	07/01/49	1,927
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	4,007
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,048
California Pollution Control Financing Authority Revenue Bonds(Þ)	450	6.750	12/01/28	448
California Pollution Control Financing Authority Revenue Bonds(Þ)	550	5.000	07/01/39	639
California Pollution Control Financing Authority Revenue Bonds(Þ)	2,020	7.500	12/01/40	2,005
California Pollution Control Financing Authority Revenue Bonds(Þ)	2,670	5.000	11/21/45	2,905
California School Finance Authority Revenue Bonds(Þ)	1,000	5.000	07/01/37	1,106
California School Finance Authority Revenue Bonds(Þ)	500	5.000	08/01/45	542
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	1.110	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	506
California Statewide Communities Development Authority Revenue Bonds(Þ)	200	5.000	11/01/32	231
California Statewide Communities Development Authority Revenue Bonds	600	5.000	08/01/37	712
California Statewide Communities Development Authority Revenue Bonds	75	5.000	09/02/39	84
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	170
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,051
California Statewide Communities Development Authority Revenue Bonds	50	5.000	09/02/44	55
California Statewide Communities Development Authority Revenue Bonds(Þ)	500	5.750	01/15/45	530
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,600	5.000	12/01/46	2,826
California Statewide Communities Development Authority Revenue Bonds	2,225	5.000	04/01/47	2,537
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	170
California Statewide Communities Development Authority Revenue Bonds	80	5.000	09/02/48	88
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	141
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	729
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,500	5.250	12/01/56	2,746
California Statewide Communities Development Authority Revenue Bonds(Þ)	1,000	5.500	12/01/58	1,136
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	503
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,110
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	529
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ)	200	5.250	07/01/39	218
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ)	250	5.250	07/01/49	270
California Statewide Financing Authority Revenue Bonds	3,175	7.459	06/01/46	491
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	915
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	279
City of Irvine Special Tax(µ)	100	5.000	09/01/51	113
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	246
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,293
City of Oroville Revenue Bonds	100	5.250	04/01/34	117
City of Oroville Revenue Bonds	185	5.250	04/01/39	212
City of Oroville Revenue Bonds	885	5.250	04/01/49	1,001
City of Oroville Revenue Bonds	810	5.250	04/01/54	914
City of Roseville Special Tax	100	5.000	09/01/33	112
Coachella Valley Unified School District General Obligation Unlimited(~)(µ)	2,500	16.733	08/01/43	1,055
Dublin Community Facilities District Improvement Area No. 1 Special Tax	100	5.000	09/01/37	112

See accompanying notes which are an integral part of the financial statements.

520 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	374
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	117
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê)	3,375	3.950	01/15/53	3,479
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,414
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	169
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,030
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,813
Golden State Tobacco Securitization Corp. Revenue Bonds	5,110	5.000	06/01/47	5,001
Golden State Tobacco Securitization Corp. Revenue Bonds	270	5.250	06/01/47	272
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	32
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,588
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	77
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	83
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,111
M-S-R Energy Authority Revenue Bonds	2,650	6.500	11/01/39	3,905
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	448
Northern California Gas Authority No. 1(Ê)	1,525	2.594	07/01/27	1,493
Orange County Community Facilities District Special Tax	100	5.000	08/15/47	110
Oxnard School District General Obligation Unlimited(~)(µ)(Ê)	465	4.000	08/01/21	487
Palomar Health Certificate Of Participation(ae)	450	6.750	11/01/19	462
Palomar Health Certificate Of Participation(ae)	500	6.000	11/01/20	533
Palomar Health Revenue Bonds(µ)	2,165	5.000	11/01/47	2,482
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,575	2.468	05/15/37	1,499
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	2.538	05/15/43	910
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	160
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	106
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	1,006
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	158
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	321
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	133
Sacramento Airport System Revenue Bonds	190	5.000	07/01/39	223
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,765	2.290	12/01/35	1,734
San Diego Unified School District General Obligation Unlimited	1,500	4.000	07/01/42	1,565
San Francisco City & County Airport Commission - San Francisco International Airport
Revenue Bonds	2,750	5.000	05/01/48	3,197
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,382
San Francisco City and County Airports Commission International Airport Revenue
Bonds	1,045	5.000	05/01/44	1,236
San Francisco City and County Airports Commission International Airport Revenue
Bonds	1,750	5.000	05/01/49	2,058
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	311
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	371
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,145
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	420
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,178
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	548
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,316
State of California General Obligation Unlimited	230	4.000	04/01/49	249
State of California General Obligation Unlimited	270	5.000	04/01/49	323
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	804

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 521

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
William S Hart Union High School District Special Tax	75	5.000	09/01/47	83
				109,009
Colorado - 3.0%
Arista Metropolitan District General Obligation Limited	500	5.125	12/01/48	515
Arkansas River Power Authority Revenue Bonds	1,680	5.000	10/01/33	1,908
Arkansas River Power Authority Revenue Bonds	500	5.000	10/01/38	557
Belleview Station Metropolitan District No 2 Revenue Bonds	500	4.500	12/01/29	509
BNC Metropolitan District No. 1 General Obligation Unlimited	1,090	7.375	12/15/47	1,105
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,255
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	510
City and County of Denver Special Facilities Airport Revenue Bonds	550	5.000	10/01/32	593
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	511
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	211
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	38
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	38
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	81
Colorado Springs Urban Renewal Authority Tax Allocation	500	5.750	12/01/47	503
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	505
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	519
Denver Health & Hospital Authority Certificates of Participation	25	5.000	12/01/32	29
Denver Health & Hospital Authority Certificates of Participation	75	4.000	12/01/38	78
Denver Health & Hospital Authority Certificates of Participation	110	5.000	12/01/48	123
Denver Health & Hospital Authority Revenue Bonds(Þ)	100	5.000	12/01/26	117
Denver Health & Hospital Authority Revenue Bonds(Þ)	220	5.000	12/01/27	259
Denver Health & Hospital Authority Revenue Bonds(Þ)	230	5.000	12/01/28	270
Denver Health & Hospital Authority Revenue Bonds(Ê)	980	2.859	12/01/33	974
Denver Health & Hospital Authority Revenue Bonds(Þ)	300	5.000	12/01/34	342
Denver Health & Hospital Authority Revenue Bonds(Þ)	200	4.000	12/01/35	208
Denver Health & Hospital Authority Revenue Bonds(Þ)	200	4.000	12/01/36	208
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,634
Denver Urban Renewal Authority Tax Allocation(Þ)	745	5.250	12/01/39	770
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	532
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	761
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	555
Green Gables Metropolitan District No 2 General Obligation Limited	500	5.750	12/01/48	512
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	29
High Plains Metropolitan District General Obligation Unlimited(µ)	250	4.000	12/01/47	260
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited	500	5.250	12/01/47	512
North Range Metropolitan District General Obligation	500	5.750	12/01/47	515
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	507
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ)	500	5.000	12/15/41	514
Southlands Metropolitan District No 1 General Obligation Unlimited	1,000	5.000	12/01/37	1,078
Southlands Metropolitan District No, 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,062
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	510
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	111
Sterling Ranch Community Authority Board Revenue Bonds	500	5.000	12/01/47	504
Takoda Metropolitan District General Obligation Bonds	500	6.000	12/01/50	583
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited	500	5.250	12/01/37	505
Village of Southgate Metropolitan District General Obligation Unlimited(Þ)	1,375	5.625	12/01/48	1,402
See accompanying notes which are an integral part of the financial statements.

522 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	505
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	502
				25,829
Connecticut - 0.9%
City of Hartford General Obligation Unlimited	150	5.000	04/01/24	167
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	515
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	194
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	1,089
City of New Haven General Obligation Unlimited	100	5.500	08/01/34	117
City of New Haven General Obligation Unlimited	100	5.500	08/01/37	116
City of New Haven General Obligation Unlimited	1,000	5.500	08/01/38	1,157
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	437
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	376
Mohegan Tribal Finance Authority Revenue Bonds(Þ)	610	7.000	02/01/45	631
State of Connecticut General Obligation Unlimited	275	5.000	06/15/27	330
State of Connecticut General Obligation Unlimited	120	5.000	06/15/28	146
State of Connecticut General Obligation Unlimited	120	5.000	06/15/29	145
State of Connecticut General Obligation Unlimited	1,500	5.000	06/15/31	1,789
State of Connecticut General Obligation Unlimited	25	5.000	06/15/32	30
				7,239
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds	215	5.000	11/15/48	240
Delaware State Health Facilities Authority Revenue Bonds	325	4.000	07/01/43	342
				582
District of Columbia - 1.1%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	234
District of Columbia Revenue Bonds	145	6.250	10/01/23	154
District of Columbia Revenue Bonds	2,510	5.000	10/01/35	2,569
District of Columbia Revenue Bonds	750	5.000	07/01/37	793
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,046
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	614
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,624
Metropolitan Washington Airports Authority Revenue Bonds	825	5.000	10/01/43	964
				8,998
Florida - 9.6%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	128
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	158
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	106
Aviary at Rutland Ranch Community Development District Special Assessment	100	4.500	06/01/39	100
Aviary at Rutland Ranch Community Development District Special Assessment	100	4.625	06/01/49	100
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds(Þ)	1,070	5.000	11/01/39	1,098
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	104
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	781
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	536
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	525
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	103
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	185
Beaumont Community Development District Special Assessment(Þ)	200	6.375	11/01/49	206
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,633

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 523

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bonterra Community Development District Special Assessment	650	5.000	05/01/47	662
Brookstone Community Development District Special Assessment(Þ)	125	3.875	11/01/23	125
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Þ)	2,700	5.250	12/01/58	2,674
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	87
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	92
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	43
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	102
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	105
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	598
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	589
Century Gardens at Tamiami Community Development District Special Assessment	535	4.125	11/01/38	554
Century Gardens at Tamiami Community Development District Special Assessment	1,560	4.250	11/01/48	1,617
Charlotte County Industrial Development Authority Revenue Bonds(Þ)	250	5.500	10/01/36	253
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,067
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,057
City of Jacksonville Revenue Bonds(Þ)	250	5.000	06/01/53	264
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,071
Cityplace Community Development District Special Assessment(µ)	1,550	4.562	11/01/25	1,319
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	282
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	291
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	101
Corkscrew Farms Community Development District Special Assessment(Þ)	100	5.000	11/01/38	102
Corkscrew Farms Community Development District Special Assessment(Þ)	200	5.125	11/01/50	205
Coronado Community Development District Special Assessment	25	4.000	05/01/31	27
Coronado Community Development District Special Assessment	44	4.250	05/01/38	46
Country Greens Community Development District Special Assessment	160	3.000	05/01/24	164
Country Greens Community Development District Special Assessment	50	3.200	05/01/25	52
Country Greens Community Development District Special Assessment	345	3.875	05/01/31	356
Country Greens Community Development District Special Assessment	130	4.000	05/01/34	134
County of Escambia Revenue Bonds	1,950	2.600	06/01/23	1,979
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	3,220
Davenport Road South Community Development District Special Assessment(Þ)	100	5.000	11/01/38	102
Davenport Road South Community Development District Special Assessment(Þ)	150	5.125	11/01/48	153
Deer Run Community Development District Special Assessment(Þ)	250	5.400	05/01/39	255
Deer Run Community Development District Special Assessment(Þ)	200	5.500	05/01/44	205
Downtown Doral South Community Development District Special Assessment(Þ)	500	4.750	12/15/38	512
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	77
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	130
East Bonita Beach Road Community Development District Special Assessment(Þ)	625	5.000	11/01/38	637
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	128
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	139
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	147

See accompanying notes which are an integral part of the financial statements.

524 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	819
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,212
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,047
Florida Development Finance Corp. (~)(Ê)(Þ)	175	6.250	01/01/24	179
Florida Development Finance Corp. (~)(ae)(Ê)(Þ)	870	6.375	01/01/26	893
Florida Development Finance Corp. (~)(ae)(Ê)(Þ)	2,450	6.500	01/01/29	2,510
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)	150	5.000	08/01/22	156
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	1,350	5.000	06/01/48	1,439
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	104
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	47
Grand Bay at Doral Community Development District Special Assessment	65	4.750	05/01/36	66
Grand Bay at Doral Community Development District Special Assessment	65	5.000	05/01/46	66
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	788
Greater Orlando Aviation Authority Revenue Bonds	170	5.000	10/01/47	195
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	101
Harmony West Community Development District Special Assessment(Þ)	1,270	5.250	05/01/49	1,298
Hawks Point Community Development District Special Assessment Bonds(Þ)	185	4.250	05/01/35	198
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	155
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	306
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	50
Highlands Community Development District Special Assessment	200	4.250	05/01/36	212
Highlands Meadows II Community Development District Special Assessment	425	5.375	11/01/37	444
Highlands Meadows II Community Development District Special Assessment	100	5.500	11/01/47	104
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	102
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	156
K-Bar Ranch II Community Development District Special Assessment(Þ)	185	4.500	05/01/38	185
K-Bar Ranch II Community Development District Special Assessment(Þ)	275	4.625	05/01/48	276
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	85
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	84
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	87
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	90
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	528
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	721
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	102
Lakewood Ranch Stewardship District Special Assessment	970	4.875	05/01/35	990
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	102
Lakewood Ranch Stewardship District Special Assessment(Þ)	100	5.000	05/01/37	103
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	158
Lakewood Ranch Stewardship District Special Assessment	410	5.125	05/01/46	420
Lakewood Ranch Stewardship District Special Assessment(Þ)	100	5.125	05/01/47	103
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	184
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds(Þ)	240	5.450	05/01/48	253
Landings at Miami Community Development District Special Assessment(Þ)	100	4.625	11/01/38	100
Landings at Miami Community Development District Special Assessment(Þ)	100	4.750	11/01/48	101
Lee County Industrial Development Authority Revenue Bonds(Þ)	1,640	5.625	12/01/37	1,684
McJunkin Parkland Community Development District Special Assessment(Þ)	200	5.125	11/01/38	207

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 525

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
McJunkin Parkland Community Development District Special Assessment(Þ)	250	5.250	11/01/49	258
Meadow Pointe III Community Development District Special Assessment	115	3.500	05/01/24	120
Meadow Pointe III Community Development District Special Assessment	520	4.400	05/01/31	560
Meadow Pointe IV Community Development District Special Assessment	115	3.400	05/01/24	119
Meadow Pointe IV Community Development District Special Assessment	120	3.400	05/01/25	125
Meadow Pointe IV Community Development District Special Assessment	665	4.100	05/01/30	690
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	102
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,468
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,923
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	416
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,197
Miami-Dade County Educational Facilities Authority Revenue Bonds	580	4.000	04/01/53	603
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,096
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	536
Naples Reserve Community Development District Special Assessment(Þ)	40	5.000	11/01/38	41
Naples Reserve Community Development District Special Assessment(Þ)	190	5.125	11/01/48	194
Oak Creek Community Development District Special Assessment	185	3.750	05/01/24	192
Oak Creek Community Development District Special Assessment	190	3.850	05/01/25	199
Oak Creek Community Development District Special Assessment	200	4.000	05/01/26	211
Oak Creek Community Development District Special Assessment	1,150	4.450	05/01/31	1,226
Orchid Grove Community Development District Special Assessment	600	3.625	05/01/21	601
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,279
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	367
Palm Glades Community Development District Special Assessment	185	4.000	11/01/38	193
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	128
Palm Glades Community Development District Special Assessment	250	4.200	11/01/48	264
Parkway Center Community Development District Special Assessment Revenue Bonds	130	4.375	05/01/31	140
Parkway Center Community Development District Special Assessment Revenue Bonds	175	4.700	05/01/49	189
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	200	4.375	05/01/36	212
Preserve at South Branch Community Development District Special Assessment	535	5.250	11/01/38	553
Randal Park Community Development District Special Assessment Revenue Bonds(Þ)	540	5.050	05/01/39	558
Randal Park Community Development District Special Assessment Revenue Bonds(Þ)	895	5.200	05/01/49	925
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	786
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	781
Reunion East Community Development District Special Assessment	180	6.600	05/01/33	180
Rolling Oaks Community Development District Special Assessment(Þ)	100	5.375	11/01/38	105
Rolling Oaks Community Development District Special Assessment(Þ)	200	5.500	11/01/49	210
Shell Point Community Development District Special Assessment(Þ)	100	5.250	11/01/39	103
Shell Point Community Development District Special Assessment(Þ)	175	5.375	11/01/49	179
Sherwood Manor Community Development District Special Assessment(Þ)	200	5.250	11/01/49	204
South Fork III Community Development District Special Assessment	200	5.000	05/01/38	204
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	103
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,070
Stoneybrook South at Championsgate Community Development District Special
Assessment	200	4.500	06/15/39	201
Stoneybrook South at Championsgate Community Development District Special
Assessment	150	4.625	06/15/49	149
Talis Park Community Development District Special Assessment	125	4.000	05/01/33	124
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	103

See accompanying notes which are an integral part of the financial statements.

526 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Timber Creek Community Development District Special Assessment(Þ)	1,000	5.000	11/01/48	1,022
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	234
Tolomato Community Development District Special Assessment(µ)	200	3.750	05/01/40	205
Tolomato Community Development District Special Assessment(Þ)	100	5.625	05/01/40	103
Toscana Isles Community Development District Special Assessment(Þ)	275	5.375	11/01/48	287
Toscana Isles Community Development District Special Assessment Revenue Bonds	225	5.375	11/01/39	234
Toscana Isles Community Development District Special Assessment Revenue Bonds	250	5.500	11/01/49	261
Touchstone Community Development District Special Assessment(Þ)	100	4.625	06/15/38	101
Touchstone Community Development District Special Assessment(Þ)	100	4.750	06/15/48	101
Town of Davie Educational Facilities Revenue Bonds	700	5.000	04/01/48	791
Triple Creek Community Development District Special Assessment	50	5.250	11/01/27	52
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	86
TSR Community Development District Special Assessment	200	4.750	11/01/47	202
TSR Community Development District Special Assessment Revenue Bonds	200	5.000	11/01/39	205
TSR Community Development District Special Assessment Revenue Bonds	485	5.125	11/01/49	498
Two Creeks Community Development District Special Assessment	295	4.200	05/01/26	295
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	104
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	103
Two Lakes Community Development District Special Assessment Bonds(Þ)	290	4.000	12/15/28	293
Two Lakes Community Development District Special Assessment Bonds(Þ)	200	5.000	12/15/47	212
Union Park East Community Development District Special Assessment Bonds(Þ)	500	5.500	11/01/47	521
Venetian Community Development District Special Assessment	360	5.000	05/01/23	370
Ventana Community Development District Special Assessment(Þ)	500	5.000	05/01/38	510
Ventana Community Development District Special Assessment(Þ)	500	5.125	05/01/49	510
Veranda Community Development District II Special Assessment Revenue Bonds	150	5.875	11/01/32	152
Veranda Community Development District II Special Assessment Revenue Bonds	235	5.000	11/01/39	240
Veranda Community Development District II Special Assessment Revenue Bonds	315	5.125	11/01/49	323
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	197
Verano 1 Community Development District Special Assessment	205	4.750	11/01/25	209
Verano 1 Community Development District Special Assessment(Þ)	100	4.000	05/01/31	106
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	263
Verano 1 Community Development District Special Assessment(Þ)	100	4.000	05/01/37	104
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	263
Village Community Development District No 12 Special Assessment(Þ)	700	4.250	05/01/43	719
Village Community Development District No. 12 Special Assessment(Þ)	700	4.375	05/01/50	719
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	102
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	267
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	154
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	160
Watergrass Community Development District II Special Assessment	260	5.250	05/01/49	265
Waterset Central Community Development District Special Assessment(Þ)	150	5.125	11/01/38	153
Waterset Central Community Development District Special Assessment(Þ)	150	5.250	11/01/49	153
West Villages Improvement District Special Assessment	135	4.750	05/01/39	135
West Villages Improvement District Special Assessment	210	5.000	05/01/50	210
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	103
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/49	102
				81,771
Georgia - 1.8%
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	6,700	0.960	07/01/49	6,700

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 527

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,606
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	108
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	108
Main Street Natural Gas, Inc. Revenue Bonds	350	5.000	05/15/43	399
Main Street Natural Gas, Inc. Revenue Bonds	1,450	5.000	05/15/49	1,814
Marietta Development Authority Revenue Bonds(Þ)	1,000	5.000	11/01/47	1,081
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	825	2.474	10/01/24	825
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	2.524	10/01/33	1,151
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,087
Rockdale County Development Authority Revenue Bonds(Þ)	225	4.000	01/01/38	228
				15,107
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	56
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	45
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	89
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	67
Guam Government Waterworks Authority Revenue Bonds	1,120	5.500	07/01/43	1,214
Guam Government Waterworks Authority Revenue Bonds	1,215	5.000	01/01/46	1,326
Port Authority of Guam Revenue Bonds	200	5.000	07/01/37	221
Territory of Guam Revenue Bonds	500	5.000	12/01/31	554
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,617
Territory of Guam Revenue Bonds	2,000	5.125	01/01/42	2,067
Territory of Guam Revenue Bonds	200	5.000	12/01/46	213
				7,469
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ)	2,210	5.000	01/01/30	2,275

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	840

Illinois - 11.6%
Bridgeview Finance Corp Sales Tax Revenue Bonds	2,100	5.000	12/01/37	2,231
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	574
Chicago Board of Education General Obligation Unlimited(µ)	500	5.000	12/01/28	592
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/29	1,177
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	230
Chicago Board of Education General Obligation Unlimited(µ)	225	5.000	12/01/31	262
Chicago Board of Education General Obligation Unlimited(µ)	250	5.000	12/01/32	290
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	159
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/33	1,154
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,290
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	106
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	79
Chicago Board of Education General Obligation Unlimited	1,505	5.500	12/01/39	1,554
Chicago Board of Education General Obligation Unlimited	1,100	5.000	12/01/41	1,121
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	108
Chicago Board of Education General Obligation Unlimited(Þ)	2,000	7.000	12/01/42	2,429
Chicago Board of Education General Obligation Unlimited	2,325	7.000	12/01/44	2,718
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	108

See accompanying notes which are an integral part of the financial statements.

528 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	210
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,678
Chicago Board of Education General Obligation Unlimited(Þ)	1,500	7.000	12/01/46	1,816
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,756
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,051
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,101
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	07/01/48	1,126
Chicago Sales Tax Revenue Bonds(ae)	1,540	5.000	01/01/22	1,673
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,865
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	86
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	217
City of Chicago General Obligation Unlimited	500	5.250	01/01/28	548
City of Chicago General Obligation Unlimited	270	4.605	01/01/30	180
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	243
City of Chicago General Obligation Unlimited	35	5.000	01/01/34	35
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	103
City of Chicago General Obligation Unlimited	165	5.500	01/01/37	179
City of Chicago General Obligation Unlimited	2,000	5.000	01/01/38	2,119
City of Chicago General Obligation Unlimited	2,000	5.500	01/01/49	2,206
City of Chicago Illinois General Obligation Unlimited(µ)	2,155	5.000	01/01/29	2,162
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	276
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,307
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,657
City of Chicago Illinois Revenue Bonds(ae)	3,000	5.250	01/01/22	3,279
City of Chicago Illinois Revenue Bonds(ae)	900	5.000	01/01/25	1,056
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	115
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,054
Illinois Finance Authority Revenue Bonds(ae)	1,000	6.500	10/01/19	1,020
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	320
Illinois Finance Authority Revenue Bonds	1,390	5.000	05/15/36	1,462
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,109
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	1,960
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	664
Illinois Finance Authority Revenue Bonds	175	6.000	05/15/39	180
Illinois Finance Authority Revenue Bonds(~)(Ê)	350	6.750	10/15/40	365
Illinois Finance Authority Revenue Bonds	100	5.100	12/01/43	50
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,099
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	110
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	104
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,606
Illinois Finance Authority Revenue Bonds	100	5.000	12/01/53	99
Illinois Finance Authority Revenue Bonds	150	5.250	12/01/53	75
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,088
Illinois General Obligation Unlimited	1,625	5.000	11/01/25	1,780
Illinois General Obligation Unlimited	500	5.000	12/01/35	536
Illinois General Obligation Unlimited	240	5.000	05/01/42	255
Illinois General Obligation Unlimited	250	5.000	12/01/42	265
Illinois General Obligation Unlimited	240	5.000	05/01/43	255

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 529

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois State University Revenue Bonds(µ)	250	5.000	04/01/36	285
Illinois State University Revenue Bonds(µ)	225	5.000	04/01/37	255
Illinois State University Revenue Bonds(µ)	200	5.000	04/01/38	227
Illinois State University Revenue Bonds(µ)	275	5.000	04/01/39	311
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,054
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	10	2.968	06/15/30	8
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	210	4.341	06/15/30	142
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	5.000	06/15/52	1,701
Metropolitan Pier & Exposition Authority Revenue Bonds	15,600	5.047	12/15/54	3,093
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	1,600	4.752	12/15/56	326
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	5.068	12/15/56	1,046
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,108
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,146
State of Illinois General Obligation Unlimited	85	5.000	11/01/20	88
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	246
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	269
State of Illinois General Obligation Unlimited	650	5.000	11/01/21	688
State of Illinois General Obligation Unlimited	1,250	5.000	02/01/27	1,375
State of Illinois General Obligation Unlimited	2,475	5.000	11/01/27	2,736
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,001
State of Illinois General Obligation Unlimited	2,000	5.000	11/01/28	2,209
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,064
State of Illinois General Obligation Unlimited	2,980	5.000	11/01/29	3,267
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	931
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	280
State of Illinois General Obligation Unlimited	1,000	5.000	10/01/33	1,086
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/39	1,040
State of Illinois General Obligation Unlimited	2,600	5.000	12/01/39	2,767
State of Illinois General Obligation Unlimited	1,910	4.500	12/01/41	1,949
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	97
				98,477
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,120
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	420
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	286
				2,826
Iowa - 0.3%
City of Coralville Revenue Bonds	1,070	4.000	05/01/31	1,001
Iowa Finance Authority Revenue Bonds	220	3.125	12/01/22	221
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	158
Xenia Rural Water District Revenue Bonds	1,250	5.000	12/01/36	1,389
				2,769
Kansas - 0.1%
Wyandotte County City Unified Government Revenue Bonds	500	4.500	06/01/40	508

Kentucky - 1.3%
County of Ohio Kentucky Revenue Bonds	2,005	6.000	07/15/31	2,061
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	1,410	2.363	11/01/27	1,373
Kentucky Economic Development Finance Authority Revenue Bonds(ae)	750	6.500	06/01/20	789
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	157

See accompanying notes which are an integral part of the financial statements.

530 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/41	1,633
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	105
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	103
Kentucky Public Energy Authority Natural Gas Revenue Bonds(~)(ae)(Ê)	2,275	4.000	06/01/25	2,482
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	2,275	4.000	06/01/25	2,480
				11,183
Louisiana - 1.4%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	500	1.210	08/01/35	500
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	4,380	1.210	12/01/40	4,380
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	92
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	157
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	1.500	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	403
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	378
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	655
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	843
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,196
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	168
Port New Orleans Board of Commissioners Revenue Bonds(µ)	1,000	5.000	04/01/48	1,153
				11,455
Maine - 0.3%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,141
Maine Health & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/43	575
				2,716
Maryland - 1.1%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,910
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	161
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.232	07/01/37	25
County of Frederick Educational Facilities Revenue Bonds(Þ)	2,705	5.000	09/01/45	2,869
County of Prince George's Special Obligation Tax Allocation(Þ)	115	5.250	07/01/48	120
Maryland Economic Development Corp Revenue Bonds	125	5.000	06/01/58	137
Maryland Health & Higher Education Facilities Authority Revenue Bonds	1,250	5.000	07/01/43	1,393
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	100	1.480	04/01/35	100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	665
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,097
				9,477
Massachusetts – 1.6%
Commonwealth of Massachusetts General Obligation Limited	1,500	4.000	05/01/39	1,623
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	815	2.403	05/01/37	796
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,492
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,749
Massachusetts Development Finance Agency Revenue Bonds(Þ)	1,250	5.000	10/01/37	1,344
Massachusetts Development Finance Agency Revenue Bonds(Þ)	100	5.000	11/15/38	104
Massachusetts Development Finance Agency Revenue Bonds	1,670	5.000	07/01/44	1,830
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	09/01/45	1,569
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	373
Massachusetts Development Finance Agency Revenue Bonds(Þ)	150	5.125	11/15/46	156

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 531

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,237
				13,273
Michigan - 2.7%
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/29	1,103
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/34	1,080
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	539
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,175
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	210
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,434
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	1,000	5.000	07/01/48	1,081
Karegnondi Water Authority Revenue Bonds	75	5.000	11/01/45	85
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,359
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,046
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	342
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,118
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,873
Michigan Finance Authority Revenue Bonds	250	5.000	11/15/48	293
Michigan Finance Authority Revenue Bonds	325	4.000	11/15/50	341
Michigan Strategic Fund Revenue Bonds(µ)	435	4.500	06/30/48	465
Michigan Strategic Fund, Ltd. Revenue Bonds	3,000	5.000	06/30/48	3,421
Michigan Tobacco Settlement Finance Authority Revenue Bonds	160	5.125	06/01/22	160
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,560	6.000	06/01/34	2,526
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	272
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,179
				23,102
Minnesota - 2.0%
City of Blaine Minnesota Revenue Bonds	1,400	6.125	07/01/45	1,404
City of Crookston Revenue Bonds	2,000	5.000	05/01/44	2,099
City of Forest Lake Charter School L:ease Revenue Bonds	500	5.250	08/01/43	527
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,101
City of Minneapolis Charter Lease Revenue Bonds(Þ)	1,400	5.000	12/01/32	1,423
City of St Cloud Revenue Bonds	325	5.000	05/01/48	381
City of St Cloud Revenue Bonds	125	4.000	05/01/49	133
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	200	4.250	02/15/48	211
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	2,500	5.000	02/15/48	2,834
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	1,425	5.250	02/15/53	1,633
Duluth Economic Development Authority Revenue Bonds	1,000	5.625	12/01/55	1,024
Duluth Independent School District No 709 Certificate Participation	35	3.250	03/01/25	35
Duluth Independent School District No 709 Certificate Participation	40	4.000	03/01/26	42
Duluth Independent School District No 709 Certificate Participation	45	4.000	03/01/29	46
Duluth Independent School District No 709 Certificate Participation	75	4.000	03/01/32	76
Duluth Independent School District No 709 Certificate Participation	40	4.200	03/01/34	40
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	383
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae)	2,000	5.250	11/15/20	2,108
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)	140	5.250	07/01/33	148
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)	230	5.500	07/01/38	243
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	110
				17,001
Mississippi - 0.1%

See accompanying notes which are an integral part of the financial statements.

532 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Jackson County Pollution Control Revenue Bonds(~)(Ê)	500	0.680	06/01/23	500
Mississippi Business Finance Corp. Revenue Bond	550	2.500	04/01/22	552
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	1.540	12/01/30	100
				1,152
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	133
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	83
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,560	5.000	05/01/40	1,651
I-470 Western Gateway Transportation Development District Revenue Bonds(Þ)	250	5.250	12/01/48	255
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	103
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ)	1,500	5.000	02/01/40	1,578
Missouri State Health & Educational Facilities Authority Revenue Bonds(~)(Ê)	500	0.840	02/15/33	500
Missouri State Health & Educational Facilities Authority Revenue Bonds	155	5.000	09/01/43	176
Missouri State Health & Educational Facilities Authority Revenue Bonds	130	5.000	09/01/48	148
St. Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	691
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	1,008
				6,326
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds	1,500	5.000	07/01/43	1,674

Nevada - 0.3%
Carson City Hospital Revenue Bonds	1,025	5.000	09/01/47	1,131
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	49
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	277
Las Vegas Special Improvement District 607 Special Assessment	215	5.000	06/01/24	229
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	25
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	25
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	25
Nevada Department of Business & Industry Revenue Bonds(Þ)	1,100	5.000	07/15/37	1,165
				2,926
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(ae)(Ê)	1,000	2.280	10/01/21	997
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	539
New Hampshire Health and Education Facilities Authority Revenue Bonds	350	5.000	08/01/32	406
New Hampshire Health and Education Facilities Authority Revenue Bonds	370	5.000	08/01/33	428
New Hampshire Health and Education Facilities Authority Revenue Bonds	390	5.000	08/01/34	450
New Hampshire Health and Education Facilities Authority Revenue Bonds	415	5.000	08/01/35	477
New Hampshire Health and Education Facilities Authority Revenue Bonds	430	5.000	08/01/36	493
New Hampshire Health and Education Facilities Authority Revenue Bonds	455	5.000	08/01/37	520
New Hampshire Health and Education Facilities Authority Revenue Bonds	480	5.000	08/01/38	546
New Hampshire Health and Education Facilities Authority Revenue Bonds	500	5.000	08/01/39	568
New Hampshire Health and Education Facilities Authority Revenue Bonds	525	5.000	08/01/40	595
				6,019
New Jersey - 4.5%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	29
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	40
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	51
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	516
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	548
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,976

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 533

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	541
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	226
New Jersey Economic Development Authority Revenue Bonds	635	5.000	06/15/42	691
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,656
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	108
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,088
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	734
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,324
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	1,042
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	115
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	313
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	166
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,400	3.912	12/15/26	1,105
New Jersey Transportation Trust Fund Authority Revenue Bonds	600	4.302	12/15/29	415
New Jersey Transportation Trust Fund Authority Revenue Bonds	530	5.000	06/15/30	604
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,160	4.168	12/15/30	1,460
New Jersey Transportation Trust Fund Authority Revenue Bonds	290	5.000	06/15/31	329
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	4.000	12/15/31	388
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	478
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	299
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	116
New Jersey Transportation Trust Fund Authority Revenue Bonds	450	5.000	12/15/33	510
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	55
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	128
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	5.000	12/15/35	415
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,825	5.130	12/15/35	2,557
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	291
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	63
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,255	4.668	12/15/36	1,644
New Jersey Transportation Trust Fund Authority Revenue Bonds	460	5.000	12/15/36	513
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	720
New Jersey Transportation Trust Fund Authority Revenue Bonds	320	4.250	12/15/38	330
New Jersey Transportation Trust Fund Authority Revenue Bonds	4,735	4.680	12/15/38	2,168
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	419
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,060	5.000	06/15/42	1,109
New Jersey Turnpike Authority Revenue Bonds	1,750	4.000	01/01/48	1,874
South Jersey Port Corp. Revenue Bonds	1,645	5.000	01/01/36	1,846
South Jersey Port Corp. Revenue Bonds	1,450	5.000	01/01/48	1,599
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,226
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	356
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,121
Tobacco Settlement Financing Corp. Revenue Bonds	1,190	5.000	06/01/46	1,262
				38,564
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	104

New York - 3.8%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	29
City of New York General Obligation Unlimited(~)(Ê)	500	0.700	06/01/44	500

See accompanying notes which are an integral part of the financial statements.

534 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of New York New York General Obligation Unlimited(~)(Ê)	500	0.430	01/01/36	500
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	666
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,172
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	29
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	40
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	40
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	34
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	22
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	1,048
New York City Housing Development Corp. Revenue Bonds	600	3.500	02/15/48	613
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,205
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	500	1.250	06/15/50	500
New York City Water & Sewer System Revenue Bonds	1,975	4.000	06/15/40	2,170
New York Liberty Development Corp. Revenue Bonds(Þ)	300	5.375	11/15/40	329
New York Liberty Development Corp. Revenue Bonds(Þ)	2,400	5.000	11/15/44	2,582
New York Liberty Development Corp. Revenue Bonds(Þ)	1,500	7.250	11/15/44	1,768
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	456
New York State Dormitory Authority Revenue Bonds(Þ)	900	5.000	12/01/29	1,048
New York State Dormitory Authority Revenue Bonds(Þ)	400	5.000	12/01/35	445
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	370
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	527
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,373
New York Transportation Development Corp. Revenue Bonds(µ)	1,000	4.000	07/01/46	1,036
New York Transportation Development Corp. Revenue Bonds	475	5.000	07/01/46	515
New York Transportation Development Corp. Revenue Bonds	3,175	5.250	01/01/50	3,467
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	310
New York Transportation Development Facilities Revenue Bonds	275	5.000	01/01/33	321
New York Transportation Development Facilities Revenue Bonds	200	5.000	01/01/34	233
New York Transportation Development Facilities Revenue Bonds	1,825	4.000	01/01/36	1,895
New York Transportation Development Facilities Revenue Bonds	375	5.000	01/01/36	433
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	2,350	6.625	06/01/44	2,467
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	250
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,447
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	137
				31,977
North Carolina - 0.3%
North Carolina Medical Care Commission Revenue Bonds	1,620	5.000	10/01/42	1,750
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,091
				2,841
North Dakota - 0.5%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	720
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/38	1,110
County of Ward Health Care Facilities Revenue Bonds	2,500	5.000	06/01/48	2,730
				4,560
Ohio - 4.6%
Akron Bath Copley Joint Township Hospital District Revenue Bonds	3,000	5.250	11/15/46	3,397
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,385	5.125	06/01/24	3,179
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,570	5.375	06/01/24	1,488
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,090	5.875	06/01/30	2,954

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 535

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,795	5.750	06/01/34	1,700
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,660	5.875	06/01/47	3,468
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	12,950	9.718	06/01/47	738
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	41,295	10.920	06/01/52	972
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	107
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	158
Columbus-Franklin County Finance Authority Revenue Bonds	1,530	4.000	11/15/38	1,551
County of Cuyahoga Hospital Revenue Bonds	2,140	5.000	02/15/42	2,335
County of Lucas Hospital Revenue Bonds	1,650	5.250	11/15/48	1,853
County of Montgomery Ohio Revenue Bonds(Ê)	2,715	1.250	11/15/39	2,715
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,099
Cuyahoga County Hospital Revenue Bonds	2,000	5.250	02/15/47	2,202
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,154
Ohio Air Quality Development Authority Revenue Bonds(Þ)	100	3.750	01/15/28	104
Ohio Air Quality Development Authority Revenue Bonds(Þ)	120	4.250	01/15/38	124
Ohio Air Quality Development Authority Revenue Bonds(Þ)	1,190	4.500	01/15/48	1,241
Ohio Higher Educational Facility Commission Revenue Bonds	1,385	5.250	12/01/43	1,462
Port of Greater Cincinnati Development Authority Revenue Bonds	3,175	5.000	11/15/45	3,531
Toledo-Lucas Port Authority Revenue Bonds	925	5.000	07/01/39	961
				39,493
Oklahoma - 1.2%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,694
Oklahoma Development Finance Authority Revenue Bonds	2,040	5.000	08/01/47	1,900
Oklahoma Development Finance Authority Revenue Bonds(µ)	500	4.000	08/15/52	528
Oklahoma Development Finance Authority Revenue Bonds	2,500	5.500	08/15/52	2,877
Oklahoma Development Finance Authority Revenue Bonds	660	5.250	08/01/57	615
Oklahoma Development Finance Authority Revenue Bonds	500	5.500	08/15/57	573
Tulsa Airports Improvement Trust Revenue Bonds(~)(ae)(Ê)	1,000	5.000	06/01/25	1,098
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,126
				10,411
Oregon - 0.8%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,111
Oregon State Facilities Authority Revenue Bonds(Þ)	1,000	5.000	10/01/36	1,032
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,808
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	549
Oregon State Facilities Authority Revenue Bonds(Þ)	1,000	5.000	10/01/48	1,021
				6,521
Pennsylvania - 5.8%
Allegheny County Hospital Development Authority Revenue Bonds	1,665	4.000	04/01/44	1,731
Allentown Development Authority Tax Revenue Bonds(Þ)	1,000	5.000	05/01/33	1,118
Allentown Development Authority Tax Revenue Bonds(Þ)	250	5.000	05/01/42	271
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	1,000	5.000	05/01/28	1,063
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	500	5.000	05/01/32	556
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ)	4,250	5.000	05/01/42	4,540
Bucks County Industrial Development Authority Revenue Bonds	100	5.000	10/01/37	110
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	857
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	679
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	202
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	2,086

See accompanying notes which are an integral part of the financial statements.

536 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,122
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	243
City of Scranton General Obligation Unlimited(Þ)	1,275	5.000	09/01/28	1,438
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	256
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/34	117
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/35	117
Commonwealth Financing Authority Revenue Bonds(µ)	1,525	4.000	06/01/39	1,622
Dauphin County General Authority Revenue Bonds(Þ)	1,750	5.125	10/15/41	1,855
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	624
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/43	107
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/48	106
Franklin County Industrial Development Authority Revenue Bonds	150	5.000	12/01/53	159
Geisinger Authority Revenue Bonds(Ê)	100	2.603	05/01/37	95
General Authority of Southcentral Pennsylvania Revenue Bonds	75	4.000	06/01/44	79
General Authority of Southcentral Pennsylvania Revenue Bonds	125	5.000	06/01/44	147
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ)	1,765	6.500	07/15/48	1,958
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	571
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	553
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,079
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,063
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,443
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,611
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,715
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,859
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,108
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê)	2,000	5.000	09/01/20	2,015
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,370
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	385
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,020
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,406
Pennsylvania Turnpike Commission Revenue Bonds	2,140	5.250	12/01/44	2,556
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.250	06/01/47	1,148
Philadelphia Authority Industrial Development Revenue Bonds(Þ)	1,500	5.000	03/15/45	1,547
Scranton Redevelopment Authority Revenue Bonds	100	5.000	11/15/28	102
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,108
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	222
Washington County Redevelopment Authority Tax Allocation	265	5.000	07/01/28	277
				49,416
Puerto Rico - 7.3%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	3,000	5.625	05/15/43	3,033
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	541
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)	110	5.000	07/01/21	80
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	336
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	102
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)	130	5.125	07/01/31	94
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)	1,375	5.000	07/01/35	1,347
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)	1,470	8.000	07/01/35	735
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)	225	6.000	07/01/40	147
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds	3,141	7.500	08/20/40	2,411

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 537

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	1,003
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	270
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	20
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	49
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	2,223
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	151
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	2,101
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	650	5.250	07/01/19	527
Puerto Rico Electric Power Authority Revenue Bonds(µ)	565	5.000	07/01/22	572
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	1,685	5.250	07/01/27	1,365
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	3,275	5.000	07/01/28	2,645
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	2,840	2.394	07/01/29	2,804
Puerto Rico Electric Power Authority Revenue Bonds(µ)	355	4.750	07/01/33	354
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø)	420	5.000	07/01/28	375
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/31	284
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø)	205	5.000	07/01/32	69
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	571
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	282
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	386
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	159
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	7,060	5.250	07/01/38	7,622
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	263
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø)	180	5.000	07/01/42	60
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,394
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	795	5.500	07/01/25	870
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	55	5.620	07/01/28	36
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	310	5.620	07/01/29	190
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	730	6.302	07/01/35	306
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	125	5.601	07/01/37	47
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,561
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	490	6.000	07/01/24	506
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	117	3.421	07/01/24	98
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	394	3.587	07/01/27	295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	273	4.023	07/01/29	183
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	249	4.339	07/01/31	148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	281	4.522	07/01/33	150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	220	4.500	07/01/34	223
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	2,147	4.550	07/01/40	1,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	482	0.706	08/01/40	415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	160	0.782	08/01/44	131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	485	0.533	08/01/44	424
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	6,460	0.685	08/01/45	5,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	4,321	5.561	07/01/46	992
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	2,176	5.632	07/01/51	373
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(})	2,089	4.750	07/01/53	1,992
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	10,229	5.000	07/01/58	10,037
				61,676
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	353

See accompanying notes which are an integral part of the financial statements.

538 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,141
				1,494
South Carolina - 0.9%
South California Jobs-Economic Development Authority Revenue Bonds	135	5.000	11/15/47	151
South Carolina Jobs - Economic Development Authority Revenue Bonds	1,465	5.250	11/15/47	1,577
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	140
South Carolina Public Service Authority Revenue Bonds	2,865	5.000	12/01/39	3,164
South Carolina Public Service Authority Revenue Bonds	725	5.000	12/01/46	798
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	281
South Carolina Transportation Infrastructure Bank Revenue Bonds	1,800	2.250	10/01/32	1,628
				7,739
Tennessee - 0.6%
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,173
Greenville Health & Educational Facilities Board Revenue Bonds	270	4.000	07/01/40	278
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,056
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	100	5.000	07/01/40	112
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	1,000	5.000	10/01/41	1,112
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	100	5.000	07/01/46	112
				4,843
Texas - 4.8%
Bexar County Health Facilities Development Corp. Revenue Bonds	750	5.000	07/15/37	834
Bexar County Health Facilities Development Corp. Revenue Bonds	600	5.000	07/15/42	664
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	68
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	52
Central Texas Regional Mobility Authority Revenue Bonds	1,000	4.000	01/01/41	1,040
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	111
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	111
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,299
City of Aubrey Texas Revenue Bonds	670	7.250	09/01/45	689
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ)	330	5.125	11/01/33	340
City of Celina Texas Special Assessment	50	6.250	09/01/45	52
City of Celina Texas Special Assessment	100	7.500	09/01/45	107
City of Fort Worth Special Assessment(Þ)	150	5.000	09/01/32	153
City of Hackberry Special Assessment	100	5.000	09/01/44	103
City of Hackberry Special Assessment	145	5.000	09/01/47	148
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	92
City of Hackberry Special Assessment Contract Revenue Bonds	620	4.500	09/01/38	658
City of Houston Airport System Revenue Bonds	2,995	5.000	07/15/28	3,490
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	552
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,103
City of Houston Texas Airport System Revenue Bonds	1,300	5.000	07/15/35	1,421
City of Justin Special Assessment(Þ)	270	5.500	09/01/47	273
City of Mesquite Special Assessment Revenue Bonds(Þ)	1,000	5.375	09/01/48	1,016
City of Oak Point Special Assessment(Þ)	100	4.125	09/01/48	101
City of Oak Point Special Assessment(Þ)	100	4.500	09/01/48	101
City of Princeton Special Assessment(Þ)	130	4.875	09/01/48	131

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 539

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Shenandoah Special Assessment	165	4.500	09/01/23	165
City of Shenandoah Special Assessment	150	5.700	09/01/47	151
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	536
County of Harris Revenue Bonds(µ)(Ê)	1,210	2.468	08/15/35	1,149
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	216
Edinburg Economic Development Corp. Revenue Bonds(Þ)	100	4.500	08/15/35	100
Edinburg Economic Development Corp. Revenue Bonds(Þ)	100	5.000	08/15/44	101
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	236
Grand Parkway Transportation Corp.	625	5.800	10/01/23	627
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	451
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,787
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	500	1.200	11/01/41	500
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,142
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê)	500	0.690	05/01/46	500
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	1.480	08/01/34	100
Mission Economic Development Corp. Revenue Bonds(Þ)	1,050	4.625	10/01/31	1,094
Montgomery County Toll Road Authority Revenue Bonds	150	5.000	09/15/43	163
Montgomery County Toll Road Authority Revenue Bonds	200	5.000	09/15/48	217
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	55
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,510
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	508
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	423
North Texas Tollway Authority Revenue Bonds	2,250	5.000	01/01/38	2,655
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,708
Red River Education Finance Corp. Texas Education Revenue Bonds	1,255	5.500	10/01/46	1,392
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	209
Texas City Industrial Development Corp. Revenue Bonds	770	4.125	12/01/45	775
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	695	6.250	12/15/26	806
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	109
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	109
Texas Water Development Board Revenue Bonds	855	5.000	04/15/49	1,014
Town of Argyle Special Assessment(Þ)	155	4.250	09/01/23	155
Town of Argyle Special Assessment(Þ)	145	5.250	09/01/47	146
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	207
Town of Little Elm Special Assessment(Þ)	100	5.000	09/01/47	100
Town of Little Elm Special Assessment Revenue Bonds(Þ)	730	5.750	09/01/38	753
Viridian Municipal Management District Special Assessment	54	4.000	12/01/21	55
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	388
				41,076
Utah - 0.5%
Salt Lake City Corp. Airport Revenue Bonds	1,350	5.000	07/01/47	1,540
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,141
				3,681
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,142
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,653
				2,795
Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/19	493

See accompanying notes which are an integral part of the financial statements.

540 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Virgin Islands Public Finance Authority Revenue Bonds	710	4.000	10/01/22	680
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/22	478
Virgin Islands Public Finance Authority Revenue Bonds	725	5.000	10/01/25	701
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/26	968
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	174
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.250	10/01/29	957
Virgin Islands Public Finance Authority Revenue Bonds	650	6.625	10/01/29	637
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	2,022
Virgin Islands Public Finance Authority Revenue Bonds	490	6.750	10/01/37	480
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	181
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	229
				8,000
Virginia - 0.9%
Tobacco Settlement Financing Corp. Revenue Bonds	1,975	5.200	06/01/46	1,976
Tobacco Settlement Financing Corp. Revenue Bonds	2,250	8.933	06/01/47	203
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	121
Tobacco Settlement Financing Corp. Revenue Bonds	12,175	11.642	06/01/47	1,208
Virginia Small Business Financing Authority Revenue Bonds	150	5.000	07/01/34	159
Virginia Small Business Financing Authority Revenue Bonds	705	5.000	01/01/40	744
Virginia Small Business Financing Authority Revenue Bonds	300	5.000	12/31/52	328
Virginia Small Business Financing Authority Revenue Bonds	2,600	5.000	12/31/56	2,834
				7,573
Washington - 0.8%
Washington State Convention Center Public Facilities District Revenue Bonds	950	5.000	07/01/48	1,097
Washington State Convention Center Public Facilities District Revenue Bonds	2,300	4.000	07/01/58	2,384
Washington State Convention Center Public Facilities District Revenue Bonds	1,250	5.000	07/01/58	1,415
Whidbey Island Public Hospital District General Obligation Unlimited(})	1,500	5.500	12/01/33	1,608
				6,504
West Virginia - 0.1%
Monongalia County Commission Special District Revenue Bonds(Þ)	100	5.750	06/01/43	105
West Virginia Hospital Finance Authority Revenue Bonds	330	5.000	01/01/43	375
West Virginia Hospital Finance Authority Revenue Bonds	640	4.125	01/01/47	658
				1,138
Wisconsin - 0.8%
Public Energy Authority Revenue Bonds	725	5.350	12/01/45	806
Public Finance Authority Education Revenue Bonds(Þ)	500	5.000	06/15/39	511
Public Finance Authority Revenue Bonds(Þ)	75	3.000	11/15/22	75
Public Finance Authority Revenue Bonds	100	4.300	11/01/30	104
Public Finance Authority Revenue Bonds	675	5.000	10/01/31	755
Public Finance Authority Revenue Bonds	710	5.000	10/01/32	790
Public Finance Authority Revenue Bonds(Þ)	630	5.250	05/15/37	672
Public Finance Authority Revenue Bonds	500	5.000	09/30/37	565
Public Finance Authority Revenue Bonds(Þ)	750	5.250	05/15/42	794
Public Finance Authority Revenue Bonds	500	5.000	07/01/42	530
Public Finance Authority Revenue Bonds	340	5.250	07/01/47	361
Public Finance Authority Student Housing Revenue Bonds(µ)	100	5.000	07/01/44	113
Public Finance Authority Student Housing Revenue Bonds(µ)	150	4.125	07/01/49	158
Public Finance Authority Student Housing Revenue Bonds(µ)	100	5.000	07/01/54	111

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 541

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Public Finance Authority Student Housing Revenue Bonds(µ)	100		5.000	07/01/58	110
					6,455
Total Municipal Bonds (cost $795,042)					829,743

Short-Term Investments - 0.4%
U. S. Cash Management Fund(@)	3,092,873	(8)			3,094
Total Short-Term Investments (cost $3,093)					3,094

Total Investments 98.0% (identified cost $798,135)					832,837
Other Assets and Liabilities, Net - 2.0%					17,078
Net Assets - 100.0%					849,915

See accompanying notes which are an integral part of the financial statements.

542 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
12.0%
Allentown Development Authority Tax Revenue Bonds	04/19/18	250,000	106.94	267	271
Allentown Development Authority Tax Revenue Bonds	04/19/18	1,000,000	107.78	1,078	1,118
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	3,250,000	102.55	3,351	3,502
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	108.76	544	556
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	12/19/18	1,000,000	100.89	1,009	1,063
Arizona Industrial Development Authority Revenue Bonds	09/08/17	1,500,000	108.91	1,634	1,684
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds	12/14/18	1,070,000	99.37	1,064	1,098
Beaumont Community Development District Special Assessment	01/25/19	200,000	100.00	200	206
Brookstone Community Development District Special Assessment	01/23/18	125,000	100.00	125	125
California Municipal Finance Authority Revenue Bonds	07/01/15	1,000,000	99.42	994	1,131
California Municipal Finance Authority Revenue Bonds	11/02/16	1,500,000	102.91	1,544	1,689
California Municipal Finance Authority Revenue Bonds	09/14/18	1,815,000	103.87	1,886	1,927
California Pollution Control Financing Authority Revenue Bonds	06/11/15	2,670,000	106.95	2,832	2,905
California Pollution Control Financing Authority Revenue Bonds	01/17/19	2,020,000	94.99	1,919	2,005
California Pollution Control Financing Authority Revenue Bonds	01/17/19	450,000	98.26	442	448
California Pollution Control Financing Authority Revenue Bonds	01/30/19	550,000	111.06	611	639
California School Finance Authority Revenue Bonds	12/10/15	500,000	107.45	537	542
California School Finance Authority Revenue Bonds	06/21/17	1,000,000	107.19	1,072	1,106
California Statewide Communities Development Authority Revenue Bonds	12/28/16	2,600,000	103.10	2,681	2,826
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.30	217	231
California Statewide Communities Development Authority Revenue Bonds	11/01/17	2,500,000	107.21	2,680	2,746
California Statewide Communities Development Authority Revenue Bonds	02/28/18	500,000	106.96	535	530
California Statewide Communities Development Authority Revenue Bonds	08/08/18	1,000,000	107.79	1,078	1,136
California Statewide Communities Development College Housing Authority
Revenue Bonds	01/16/19	250,000	104.47	261	270
California Statewide Communities Development College Housing Authority
Revenue Bonds	01/16/19	200,000	105.71	211	218
Capital Trust Agency, Inc. Student Housing Revenue Bonds	09/13/18	2,700,000	99.59	2,690	2,674
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.89	247	253
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.56	1,388	1,816
Chicago Board of Education General Obligation Unlimited	07/11/17	2,000,000	93.97	1,879	2,429
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds	12/14/18	330,000	100.00	330	340
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	153
City of Jacksonville Revenue Bonds	06/08/18	250,000	101.00	253	264
City of Justin Special Assessment	03/27/18	270,000	100.00	270	273
City of Mesquite Special Assessment Revenue Bonds	09/05/18	1,000,000	100.00	1,000	1,016
City of Minneapolis Charter Lease Revenue Bonds	12/08/17	1,400,000	102.77	1,439	1,423
City of Oak Point Special Assessment	07/25/18	100,000	100.00	100	101
City of Oak Point Special Assessment	07/25/18	100,000	99.51	100	101
City of Princeton Special Assessment	04/24/18	130,000	100.00	130	131
City of Scranton General Obligation Unlimited	08/30/17	1,275,000	107.16	1,366	1,438
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	205
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	102
County of Frederick Educational Facilities Revenue Bonds	01/18/18	2,705,000	106.78	2,889	2,869
County of Prince George's Special Obligation Tax Allocation	11/16/18	115,000	98.82	114	120
Dauphin County General Authority Revenue Bonds	01/05/18	1,750,000	97.83	1,712	1,855
Davenport Road South Community Development District Special Assessment	02/06/18	100,000	98.77	99	102
Davenport Road South Community Development District Special Assessment	02/06/18	150,000	98.87	148	153
Deer Run Community Development District Special Assessment	08/02/18	200,000	100.00	200	205
Deer Run Community Development District Special Assessment	08/02/18	250,000	99.39	248	255
Denver Health & Hospital Authority Revenue Bonds	08/23/17	300,000	110.07	330	342
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	113.57	261	270
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	114.27	114	117
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	114.54	252	259
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.14	196	208
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.80	198	208
Denver Urban Renewal Authority Tax Allocation	10/11/18	745,000	99.13	740	770
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	98.86	494	512

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 543

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
East Bonita Beach Road Community Development District Special Assessment	08/29/18	625,000	100.00	625	637
Edinburg Economic Development Corp. Revenue Bonds	04/17/19	100,000	101.10	101	101
Edinburg Economic Development Corp. Revenue Bonds	04/17/19	100,000	99.88	100	100
Florida Development Finance Corp.	04/02/19	2,450,000	100.00	2,450	2,510
Florida Development Finance Corp.	04/02/19	175,000	100.00	175	179
Florida Development Finance Corp.	04/02/19	870,000	100.00	870	893
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	156
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	1,350,000	104.37	1,409	1,439
General Authority of Southcentral Pennsylvania Revenue Bonds	08/17/18	1,765,000	107.53	1,899	1,958
Harmony West Community Development District Special Assessment	06/19/18	1,270,000	100.00	1,270	1,298
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	103.79	192	198
I-470 Western Gateway Transportation Development District Revenue Bonds	02/21/19	250,000	100.00	250	255
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	12/10/15	200,000	102.22	204	211
Kansas City Land Clearance Redevelopment Authority Tax Allocation	01/10/18	1,500,000	100.39	1,506	1,578
K-Bar Ranch II Community Development District Special Assessment	12/19/17	275,000	100.00	275	276
K-Bar Ranch II Community Development District Special Assessment	12/19/17	185,000	100.00	185	185
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	1,000,000	100.00	1,000	1,003
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	250,000	100.00	250	251
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.90	99	103
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.29	99	103
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds	11/21/18	240,000	100.00	240	253
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	101
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	100
Lee County Industrial Development Authority Revenue Bonds	12/11/17	1,640,000	100.00	1,640	1,684
Marietta Development Authority Revenue Bonds	06/29/17	1,000,000	101.56	1,016	1,081
Massachusetts Development Finance Agency Revenue Bonds	12/07/17	1,250,000	107.66	1,346	1,344
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	100,000	100.00	100	104
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	150,000	100.00	150	156
McJunkin Parkland Community Development District Special Assessment	11/01/18	250,000	98.50	246	258
McJunkin Parkland Community Development District Special Assessment	11/01/18	200,000	99.08	198	207
Mission Economic Development Corp. Revenue Bonds	10/30/18	1,050,000	99.37	1,043	1,094
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	610,000	99.45	607	631
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.08	98	105
Naples Reserve Community Development District Special Assessment	05/10/18	40,000	99.38	40	41
Naples Reserve Community Development District Special Assessment	05/10/18	190,000	99.62	189	194
Nevada Department of Business & Industry Revenue Bonds	08/31/17	1,100,000	103.41	1,137	1,165
New York Liberty Development Corp. Revenue Bonds	06/11/15	1,500,000	118.37	1,776	1,768
New York Liberty Development Corp. Revenue Bonds	06/16/15	2,400,000	104.17	2,505	2,582
New York Liberty Development Corp. Revenue Bonds	09/13/16	300,000	117.79	353	329
New York State Dormitory Authority Revenue Bonds	06/16/15	400,000	103.48	414	445
New York State Dormitory Authority Revenue Bonds	02/08/17	900,000	106.91	962	1,048
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	124
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	104
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	1,190,000	101.89	1,213	1,241
Oregon State Facilities Authority Revenue Bonds	09/23/16	1,000,000	111.92	1,119	1,032
Oregon State Facilities Authority Revenue Bonds	10/10/17	1,000,000	104.08	1,041	1,021
Philadelphia Authority Industrial Development Revenue Bonds	04/11/18	1,500,000	98.57	1,479	1,547
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.59	498	514
Public Finance Authority Education Revenue Bonds	02/21/19	500,000	100.00	500	511
Public Finance Authority Revenue Bonds	04/07/17	75,000	100.00	75	75
Public Finance Authority Revenue Bonds	04/07/17	750,000	103.40	775	794
Public Finance Authority Revenue Bonds	04/07/17	630,000	103.79	654	672
Randal Park Community Development District Special Assessment Revenue
Bonds	11/30/18	540,000	100.00	540	558
Randal Park Community Development District Special Assessment Revenue
Bonds	11/30/18	895,000	100.00	895	925
Rockdale County Development Authority Revenue Bonds	05/16/18	225,000	100.54	226	228
Rolling Oaks Community Development District Special Assessment	10/24/18	200,000	100.00	200	210
Rolling Oaks Community Development District Special Assessment	10/24/18	100,000	100.00	100	105
Shell Point Community Development District Special Assessment	02/13/19	100,000	100.00	100	103
Shell Point Community Development District Special Assessment	02/13/19	175,000	99.62	174	179
Sherwood Manor Community Development District Special Assessment	09/13/18	200,000	98.63	197	204
St. Paul Housing & Redevelopment Authority Revenue Bonds	07/27/17	140,000	101.06	141	148
St. Paul Housing & Redevelopment Authority Revenue Bonds	07/27/17	230,000	101.08	232	243

See accompanying notes which are an integral part of the financial statements.

544 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
State of Hawaii Department of Budget & Finance Revenue Bonds	12/04/15	2,210,000	103.00	2,276	2,275
Timber Creek Community Development District Special Assessment	06/20/18	1,000,000	98.10	981	1,022
Tolomato Community Development District Special Assessment	03/15/18	100,000	99.20	99	103
Toscana Isles Community Development District Special Assessment	11/08/18	275,000	98.51	271	287
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.21	99	101
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.30	99	101
Town of Argyle Special Assessment	01/24/18	155,000	100.00	155	155
Town of Argyle Special Assessment	01/24/18	145,000	100.00	145	146
Town of Little Elm Special Assessment	12/06/17	100,000	100.37	100	100
Town of Little Elm Special Assessment Revenue Bonds	11/07/18	730,000	100.00	730	753
Tuscaloosa County Industrial Development Authority Revenue Bonds	04/17/19	1,000,000	100.00	1,000	1,054
Tuscaloosa County Industrial Development Authority Revenue Bonds	04/17/19	1,000,000	100.00	1,000	1,071
Two Lakes Community Development District Special Assessment Bonds	06/19/17	290,000	100.00	290	293
Two Lakes Community Development District Special Assessment Bonds	06/19/17	200,000	102.64	205	212
Union Park East Community Development District Special Assessment Bonds	06/02/17	500,000	102.92	515	521
Ventana Community Development District Special Assessment	03/01/18	500,000	97.38	487	510
Ventana Community Development District Special Assessment	03/01/18	500,000	97.83	489	510
Verano 1 Community Development District Special Assessment	05/04/17	100,000	98.48	98	104
Verano 1 Community Development District Special Assessment	05/30/17	100,000	100.00	100	106
Village Community Development District No 12 Special Assessment	06/06/18	700,000	101.34	709	719
Village Community Development District No. 12 Special Assessment	03/16/18	700,000	100.00	700	719
Village of Southgate Metropolitan District General Obligation Unlimited	05/04/18	1,375,000	100.00	1,375	1,402
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	153
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	153
102,168
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
Value and
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Short Positions
United States 10 Year Treasury Note Futures	158	USD	19,540	06/19	(212)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(212)

Interest Rate Swap Contracts

Amounts in thousands
Premiums	Unrealized
Paid	Appreciation
Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD 4,700	Three Month LIBOR(2)	2.250%(3)	12/21/41	(254)	588	334
Morgan Stanley	EUR 26,050	Three Month LIBOR(2)	3.000%(3)	06/19/49	(1,046)	(608)	(1,654)
Total Open Interest Rate Swap Contracts (å)	(1,300)	(20)	(1,320)

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 545

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$9,601	$—	$—	$9,601	1.1
Alaska	—	3,036	—	—	3,036	0.4
Arizona	—	10,242	—	—	10,242	1.2
California	—	109,009	—	—	109,009	12.8
Colorado	—	25,829	—	—	25,829	3.0
Connecticut	—	7,239	—	—	7,239	0.9
Delaware	—	582	—	—	582	0.1
District of Columbia	—	8,998	—	—	8,998	1.1
Florida	—	81,771	—	—	81,771	9.6
Georgia	—	15,107	—	—	15,107	1.8
Guam	—	7,469	—	—	7,469	0.9
Hawaii	—	2,275	—	—	2,275	0.3
Idaho	—	840	—	—	840	0.1
Illinois	—	98,477	—	—	98,477	11.6
Indiana	—	2,826	—	—	2,826	0.3
Iowa	—	2,769	—	—	2,769	0.3
Kansas	—	508	—	—	508	0.1
Kentucky	—	11,183	—	—	11,183	1.3
Louisiana	—	11,455	—	—	11,455	1.4
Maine	—	2,716	—	—	2,716	0.3
Maryland	—	9,477	—	—	9,477	1.1
Massachusetts	—	13,273	—	—	13,273	1.6
Michigan	—	23,102	—	—	23,102	2.7
Minnesota	—	17,001	—	—	17,001	2.0
Mississippi	—	1,152	—	—	1,152	0.1
Missouri	—	6,326	—	—	6,326	0.7
Montana	—	1,674	—	—	1,674	0.2
Nevada	—	2,926	—	—	2,926	0.3
New Hampshire	—	6,019	—	—	6,019	0.7
New Jersey	—	38,564	—	—	38,564	4.5
New Mexico	—	104	—	—	104	—*
New York	—	31,977	—	—	31,977	3.8
North Carolina	—	2,841	—	—	2,841	0.3
North Dakota	—	4,560	—	—	4,560	0.5
Ohio	—	39,493	—	—	39,493	4.6
Oklahoma	—	10,411	—	—	10,411	1.2
Oregon	—	6,521	—	—	6,521	0.8
Pennsylvania	—	49,416	—	—	49,416	5.8
Puerto Rico	—	61,676	—	—	61,676	7.3
Rhode Island	—	1,494	—	—	1,494	0.2

See accompanying notes which are an integral part of the financial statements.

546 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
South Carolina	—	7,739	—	—	7,739	0.9
Tennessee	—	4,843	—	—	4,843	0.6
Texas	—	41,076	—	—	41,076	4.8
Utah	—	3,681	—	—	3,681	0.5
Vermont	—	2,795	—	—	2,795	0.3
Virgin Islands	—	8,000	—	—	8,000	0.9
Virginia	—	7,573	—	—	7,573	0.9
Washington	—	6,504	—	—	6,504	0.8
West Virginia	—	1,138	—	—	1,138	0.1
Wisconsin	—	6,455	—	—	6,455	0.8
Short-Term Investments	—	—	—	3,094	3,094	0.4
Total Investments	$—	$829,743	$—	$3,094	$832,837	98.0
Other Assets and Liabilities, Net						2.0
						100.0

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	334	—	—	334	— *

Liabilities
Futures Contracts	(212)	—	—	—	(212)	(—)*
Interest Rate Swap Contracts	—	(1,654)	—	—	(1,654)	(0.2)
Total Other Financial Instruments**	$(212)	$(1,320)	$—	$—	$(1,532)

* Less than 0.05% of net assets.
**		Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)		Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 547

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Equity	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Interest rate swap contracts, at fair value		$—	$334

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$212	$—
Interest rate swap contracts, at fair value		—	1,654
Total		$212	$1,654
		Equity	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$(551)	$—
Interest rate swap contracts		—	(1,396)
Total		$(551)	$(1,396)

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$(246)	$—
Interest rate swap contracts		—	(2,330)
Total		$(246)	$(2,330)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

548 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$334	$—	$334
Total Financial and Derivative Assets		334	—	334
Financial and Derivative Assets not subject to a netting agreement		(334)	—	(334)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$1,654	$—	$1,654
Total Financial and Derivative Liabilities		1,654	—	1,654
Financial and Derivative Liabilities not subject to a netting agreement		(1,654)	—	(1,654)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 549

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$798,135
Investments, at fair value(>)	832,837
Cash	4,602
Receivables:
Dividends and interest	11,582
Dividends from affiliated funds	8
Investments sold	241
Fund shares sold	2,239
From broker(a)	4,141
Variation margin on futures contracts	356
Prepaid expenses	4
Interest rate swap contracts, at fair value(•)	334
Total assets	856,344

Liabilities
Payables:
Investments purchased	3,731
Fund shares redeemed	449
Accrued fees to affiliates	395
Other accrued expenses	25
Variation margin on futures contracts	175
Interest rate swap contracts, at fair value(•)	1,654
Total liabilities	6,429

Net Assets	$849,915

See accompanying notes which are an integral part of the financial statements.

550 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$37,441
Shares of beneficial interest	791
Additional paid-in capital	811,683
Net Assets	$849,915

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.74
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.16
Class A — Net assets	$5,215,603
Class A — Shares outstanding ($. 01 par value)	485,709
Net asset value per share: Class C(#)	$10.72
Class C — Net assets	$2,450,846
Class C — Shares outstanding ($. 01 par value)	228,571
Net asset value per share: Class E(#)	$10.78
Class E — Net assets	$299,765
Class E — Shares outstanding ($. 01 par value)	27,812
Net asset value per share: Class M(#)	$10.74
Class M — Net assets	$115,545,997
Class M — Shares outstanding ($. 01 par value)	10,757,900
Net asset value per share: Class S(#)	$10.75
Class S — Net assets	$726,402,957
Class S — Shares outstanding ($. 01 par value)	67,598,368
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$(1,300)
(>) Investments in affiliates, U. S. Cash Management Fund	$3,094

(a) Receivable from Broker for Futures	$4,141
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 551

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$60
Interest	18,855
Total investment income	18,915

Expenses
Advisory fees	1,962
Administrative fees	190
Custodian fees	51
Distribution fees - Class A	6
Distribution fees - Class C	8
Transfer agent fees - Class A	5
Transfer agent fees - Class C	2
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	66
Transfer agent fees - Class S	665
Professional fees	48
Registration fees	60
Shareholder servicing fees - Class C	3
Shareholder servicing fees - Class E	—**
Trustees’ fees	12
Printing fees	28
Miscellaneous	12
Expenses before reductions	3,118
Expense reductions	(671)
Net expenses	2,447
Net investment income (loss)	16,468

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,920
Futures contracts	(551)
Interest rate swap contracts	(1,396)
Net realized gain (loss)	973
Net change in unrealized appreciation (depreciation) on:
Investments	30,489
Investments in affiliated funds .	1
Futures contracts	(246)
Interest rate swap contracts	(2,330)
Net change in unrealized appreciation (depreciation)	27,914
Net realized and unrealized gain (loss)	28,887
Net Increase (Decrease) in Net Assets from Operations	$45,355

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

552 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,468	$25,974
Net realized gain (loss)	973	1,132
Net change in unrealized appreciation (depreciation)	27,914	(4,878)
Net increase (decrease) in net assets from operations	45,355	22,228

Distributions
To shareholders
Class A	(100)	(169)
Class C	(38)	(51)
Class E	(6)	(10)
Class M	(1,573)	(1,726)
Class S	(16,269)	(22,959)
Net decrease in net assets from distributions	(17,986)	(24,915)

Share Transactions*
Net increase (decrease) in net assets from share transactions	74,415	220,220
Total Net Increase (Decrease) in Net Assets	101,784	217,533

Net Assets
Beginning of period	748,131	530,598
End of period	$849,915	$748,131

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 553

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	78	$818	244	$2,559
Proceeds from reinvestment of distributions	9	89	12	132
Payments for shares redeemed	(51)	(525)	(160)	(1,677)
Net increase (decrease)	36	382	96	1,014
Class C
Proceeds from shares sold	77	805	78	823
Proceeds from reinvestment of distributions	3	38	5	51
Payments for shares redeemed	(35)	(370)	(60)	(633)
Net increase (decrease)	45	473	23	241
Class E
Proceeds from shares sold	—	—	2	27
Proceeds from reinvestment of distributions	— **	7	1	10
Payments for shares redeemed	(1)	(13)	(—)**	(4)
Net increase (decrease)	(1)	(6)	3	33
Class M
Proceeds from shares sold	6,256	66,153	2,938	30,742
Proceeds from reinvestment of distributions	150	1,572	165	1,725
Payments for shares redeemed	(781)	(8,185)	(756)	(7,932)
Net increase (decrease)	5,625	59,540	2,347	24,535
Class S
Proceeds from shares sold	13,284	139,228	26,953	282,715
Proceeds from reinvestment of distributions	1,552	16,214	2,178	22,821
Payments for shares redeemed	(13,440)	(141,416)	(10,599)	(111,139)
Net increase (decrease)	1,396	14,026	18,532	194,397
Total increase (decrease)	7,101	$74,415	21,001	$220,220
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

554 Tax-Exempt High Yield Bond Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.38	. 20	. 39	. 59	(. 22)	(. 01)
October 31, 2018	10.40	. 39	(. 03)	. 36	(. 38)	—
October 31, 2017	10.58	. 37	(. 17)	. 20	(. 36)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 38)	(. 01)
October 31, 2015(4)	10.00	. 13	. 08	. 21	(. 10)	—

Class C
April 30, 2019*	10.37	. 17	. 37	. 54	(. 18)	(. 01)
October 31, 2018	10.39	. 31	(. 03)	. 28	(. 30)	—
October 31, 2017	10.56	. 29	(. 16)	. 13	(. 28)	(. 02)
October 31, 2016	10.10	. 30	. 48	. 78	(. 31)	(. 01)
October 31, 2015(4)	10.00	. 12	. 06	. 18	(. 08)	—

Class E
April 30, 2019*	10.42	. 21	. 38	. 59	(. 22)	(. 01)
October 31, 2018	10.43	. 39	(. 02)	. 37	(. 38)	—
October 31, 2017	10.59	. 37	(. 18)	. 19	(. 33)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 37)	(. 01)
October 31, 2015(4)	10.00	. 16	. 05	. 21	(. 10)	—

Class M
April 30, 2019*	10.39	. 21	. 39	. 60	(. 24)	(. 01)
October 31, 2018	10.40	. 43	(. 03)	. 40	(. 41)	—
October 31, 2017(9)	10.13	. 26	. 24	. 50	(. 23)	—

Class S
April 30, 2019*	10.39	. 22	. 38	. 60	(. 23)	(. 01)
October 31, 2018	10.41	. 42	(. 04)	. 38	(. 40)	—
October 31, 2017	10.59	. 40	(. 17)	. 23	(. 39)	(. 02)
October 31, 2016	10.11	. 41	. 48	. 89	(. 40)	(. 01)
October 31, 2015(4)	10.00	. 15	. 07	. 22	(. 11)	—

See accompanying notes which are an integral part of the financial statements.

556 Tax-Exempt High Yield Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 23)	10.74	5.73	5,216	1.04	. 88	3.94	18
(. 38)	10.38	3.48	4,674	1.05	. 89	3.71	47
(. 38)	10.40	2.00	3,681	1.08	. 89	3.60	71
(. 39)	10.58	8.59	1,980	1.13	. 89	3.63	22
(. 10)	10.11	2.11	1,155	1.12	. 89	3.16	23

(. 19)	10.72	5.26	2,451	1.79	1.63	3.19	18
(. 30)	10.37	2.71	1,902	1.80	1.64	2.95	47
(. 30)	10.39	1.29	1,668	1.83	1.64	2.85	71
(. 32)	10.56	7.79	2,096	1.88	1.64	2.86	22
(. 08)	10.10	1.82	498	1.88	1.64	2.82	23

(. 23)	10.78	5.71	300	1.04	. 88	3.94	18
(. 38)	10.42	3.55	296	1.05	. 89	3.71	47
(. 35)	10.43	1.89	263	1.08	. 88	3.64	71
(. 38)	10.59	8.68	18,321	1.13	. 89	3.64	22
(. 10)	10.11	2.13	16,539	1.15	. 89	3.81	23

(. 25)	10.74	5.82	115,546	. 80	. 53	4.06	18
(. 41)	10.39	3.93	53,312	. 81	. 54	4.07	47
(. 23)	10.40	4.97	28,974	. 82	. 54	4.00	71

(. 24)	10.75	5.86	726,402	. 79	. 63	4.22	18
(. 40)	10.39	3.73	687,947	. 81	. 64	3.96	47
(. 41)	10.41	2.25	496,012	. 83	. 64	3.84	71
(. 41)	10.59	8.95	300,321	. 88	. 64	3.89	22
(. 11)	10.11	2.20	231,093	. 88	. 64	3.57	23

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 557

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$230,594
Administration fees			33,296
Distribution fees			2,471
Shareholder servicing fees			541
Transfer agent fees			128,407
			$395,309
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$3,701 $	105,902 $	106,510 $	— $	1	$3,094	$60	$—
	$3,701 $	105,902 $	106,510 $	— $	1	$3,094	$60	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$796,927,616
Unrealized Appreciation	$39,068,943
Unrealized Depreciation	(4,667,728)
Net Unrealized Appreciation (Depreciation)	$34,401,215

See accompanying notes which are an integral part of the financial statements.

558 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,047.70	$1,020.83
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.06	$4.01

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,043.90	$1,017.31
	Expenses Paid During Period*	$7.65	$7.55
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.51%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,047.90	$1,021.03
of other funds.	Expenses Paid During Period*	$3.86	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt Bond Fund 559

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,049.50	$1,022.71
Expenses Paid During Period*	$2.13	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,049.40	$1,022.27
Expenses Paid During Period*	$2.59	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

560 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.3%
Alabama - 2.1%
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	562
Alabama Federal Aid Highway Finance Authority Revenue Bonds	7,000	5.000	09/01/26	8,556
Alabama Federal Aid Highway Finance Authority Revenue Bonds	1,725	5.000	09/01/28	2,132
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê)	11,000	4.000	06/01/21	11,455
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds	2,000	5.000	06/01/32	2,274
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	2,042
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,937
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,421
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	528
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,117
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,115
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,555
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,623
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê)	2,000	2.518	06/01/24	1,978
Southeast Alabama Gas Supply District Revenue Bonds	760	4.000	06/01/24	818
Tuscaloosa Public Educational Building Authority Revenue Bonds(µ)	205	5.000	07/01/19	206
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,756
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,984
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,181
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	840
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	377
				54,457
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,622
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,290
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	788
City of Valdez Alaska Revenue Bonds(~)(Ê)	600	1.570	05/01/31	600
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	350
				6,650
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	2.684	01/01/37	6,058
Arizona Industrial Development Authority Revenue Bonds	490	5.000	05/01/27	560
Arizona Industrial Development Authority Revenue Bonds	270	5.000	05/01/28	312
Arizona Industrial Development Authority Senior Living Revenue Bonds	195	5.000	01/01/43	212
Arizona Industrial Development Authority Senior Living Revenue Bonds	300	4.500	01/01/49	308
Arizona Industrial Development Authority Senior Living Revenue Bonds	75	5.000	01/01/49	80
Arizona Industrial Development Authority Senior Living Revenue Bonds	275	5.000	01/01/54	297
Arizona Industrial Development Authority Senior Living Revenue Bonds	100	5.125	01/01/54	108
Arizona Transportation Board Revenue Bonds	2,735	5.000	07/01/25	3,180
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	3,035
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,408
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,055
Entertainment Center Community Facilities District Revenue Bonds	3,645	4.000	07/01/37	3,818
Festival Ranch Community Facilities District General Obligation Unlimited	850	4.000	07/15/36	905
Maricopa County Industrial Development Authority Revenue Bonds	575	5.000	09/01/19	581
Maricopa County Industrial Development Authority Revenue Bonds	850	5.000	09/01/30	1,018
Maricopa County Industrial Development Authority Revenue Bonds	1,000	5.000	09/01/31	1,188

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 561

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Maricopa County Industrial Development Authority Revenue Bonds	925	5.000	09/01/32	1,093
Maricopa County Industrial Development Authority Revenue Bonds	800	5.000	09/01/33	943
Maricopa County Industrial Development Authority Revenue Bonds	1,860	4.000	01/01/41	1,970
Maricopa County Pollution Control Corp. Revenue Bonds(~)(ae)(Ê)	2,310	5.200	06/01/20	2,386
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	325	5.000	07/01/29	394
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	250	5.000	07/01/30	301
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	294
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	305
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	152
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	260
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	918
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	1,960	5.000	01/01/36	2,368
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,202
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	229
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	486
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	445
Tempe Industrial Development Authority Revenue Bonds(Þ)	5,000	4.000	10/01/23	5,031
Town of Marana Arizona Revenue Bonds	1,515	5.000	07/01/26	1,707
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	900
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,668
				49,175
Arkansas – 0.5%
City of Fort Smith AR Water & Sewer Revenue Bonds	3,500	5.000	10/01/31	4,265
City of Hot Springs Waterworks Revenue Bonds(µ)	310	4.000	10/01/33	332
City of Hot Springs Waterworks Revenue Bonds(µ)	300	4.000	10/01/35	320
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/36	637
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/37	635
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,182
Little Rock Water Reclamation System Revenue Bonds	1,000	4.000	04/01/21	1,044
Sherwood Sales & Use Tax Revenue Bonds	200	5.000	12/01/19	204
Sherwood Sales & Use Tax Revenue Bonds	495	4.000	12/01/30	548
Sherwood Sales & Use Tax Revenue Bonds	1,500	3.050	12/01/43	1,546
Southern Arkansas University Revenue Bonds(µ)	1,005	4.000	03/01/33	1,058
Southern Arkansas University Revenue Bonds(µ)	1,500	4.000	03/01/36	1,564
University of Central Arkansas Revenue Bonds(µ)	400	3.250	11/01/33	408
University of Central Arkansas Revenue Bonds(µ)	325	5.000	11/01/36	371
				14,114
California - 9.3%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	418
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	604
Beaumont Financing Authority Special Tax	995	5.000	09/01/45	1,072
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	720
Brentwood Infrastructure Financing Authority Special Assessment(µ)	995	5.000	09/02/29	1,150
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	121
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	239

See accompanying notes which are an integral part of the financial statements.

562 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	297
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/23	126
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/24	117
California Educational Facilities Authority Revenue Bonds	225	5.000	12/01/24	259
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/25	120
California Educational Facilities Authority Revenue Bonds	235	5.000	12/01/25	275
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/26	134
California Educational Facilities Authority Revenue Bonds	250	5.000	12/01/26	297
California Educational Facilities Authority Revenue Bonds	200	5.000	10/01/27	249
California Educational Facilities Authority Revenue Bonds	370	5.000	12/01/27	446
California Educational Facilities Authority Revenue Bonds	375	5.000	12/01/28	458
California Educational Facilities Authority Revenue Bonds	365	5.000	12/01/29	442
California Educational Facilities Authority Revenue Bonds	810	5.000	10/01/30	997
California Educational Facilities Authority Revenue Bonds	525	5.000	12/01/30	630
California Educational Facilities Authority Revenue Bonds	450	5.000	12/01/31	536
California Educational Facilities Authority Revenue Bonds	445	5.000	10/01/32	538
California Educational Facilities Authority Revenue Bonds	475	5.000	12/01/32	563
California Educational Facilities Authority Revenue Bonds	500	5.000	12/01/33	590
California Educational Facilities Authority Revenue Bonds	800	5.000	10/01/35	957
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,203
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,549
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,635
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,099
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	428
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	701
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,856
California Municipal Finance Authority Revenue Bonds	1,825	2.000	07/01/24	1,828
California Municipal Finance Authority Revenue Bonds	100	5.000	10/01/26	118
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	865
California Municipal Finance Authority Revenue Bonds	410	5.000	10/01/27	492
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/29	272
California Municipal Finance Authority Revenue Bonds	11,100	5.000	05/15/30	13,244
California Municipal Finance Authority Revenue Bonds	475	5.000	10/01/30	569
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	432
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	454
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	963
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,427
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	1,350	1.110	05/15/24	1,350
California Statewide Communities Development Authority Revenue Bonds	1,470	5.000	05/15/23	1,638
California Statewide Communities Development Authority Revenue Bonds(Þ)	250	5.000	12/01/26	288
California Statewide Communities Development Authority Revenue Bonds(Þ)	2,630	3.500	11/01/27	2,745
California Statewide Communities Development Authority Revenue Bonds(Þ)	350	5.000	12/01/27	406
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	326
California Statewide Communities Development Authority Revenue Bonds	3,125	6.125	11/01/33	3,603
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	1,000
California Statewide Communities Development Authority Revenue Bonds	825	5.000	04/01/47	941
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ)	560	5.000	08/01/32	638
Centinela Valley Union High School District General Obligation Unlimited(ae)	2,150	5.750	08/01/23	2,530

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 563

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City & County of San Francisco Certificates of Participation	900	5.000	04/01/26	903
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/33	514
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/34	511
City of Clovis Wastewater Revenue Bonds(µ)	1,250	5.000	08/01/28	1,552
City of Lemoore Water Revenue Bonds(µ)	230	5.000	06/01/33	277
City of Lemoore Water Revenue Bonds(µ)	500	5.000	06/01/38	591
City of Lemoore Water Revenue Bonds(µ)	600	5.000	06/01/39	706
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,717
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,261
City of Vallejo California Water Revenue Bonds	2,590	5.250	05/01/29	2,908
Corona-Norco Unified School District General Obligation Unlimited	3,430	4.000	08/01/39	3,733
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	210
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,348
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	486
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	921
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	677
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.211	08/01/29	2,755
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	523
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,291
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	5.000	06/01/31	11,519
Golden State Tobacco Securitization Corp. Revenue Bonds	10,700	5.000	06/01/32	12,243
Golden State Tobacco Securitization Corp. Revenue Bonds	2,300	5.000	06/01/34	2,608
Golden State Tobacco Securitization Corp. Revenue Bonds	2,000	3.500	06/01/36	1,990
Grossmont-Cuyamaca Community College District General Obligation Unlimited	425	5.000	08/01/34	520
Grossmont-Cuyamaca Community College District General Obligation Unlimited	500	5.000	08/01/35	610
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,000	5.000	08/01/36	1,216
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,125	5.000	08/01/37	1,359
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,173
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	760	5.000	08/15/29	943
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	410	5.000	08/15/30	503
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,845	5.000	08/15/31	2,239
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,625	5.000	08/15/32	1,959
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)	1,100	5.000	08/15/33	1,322
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	429
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,177
Inglewood Unified School District General Obligation Unlimited(µ)	295	5.000	08/01/28	351
Inglewood Unified School District General Obligation Unlimited(µ)	250	5.000	08/01/29	296
Inglewood Unified School District General Obligation Unlimited(µ)	290	5.000	08/01/31	338
Inglewood Unified School District General Obligation Unlimited(µ)	345	5.000	08/01/32	400
Inglewood Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/33	578
Lake Elsinore School Financing Authority Special Tax(µ)	1,490	5.000	10/01/35	1,819
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,622
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	388
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	327
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	424
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	370
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	438
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	526

See accompanying notes which are an integral part of the financial statements.

564 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	533
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	549
Madera Development Agency Successor Agency Tax Allocation	2,305	5.000	09/01/36	2,780
Napa Valley Community College District General Obligation Unlimited	4,000	4.000	02/01/21	4,100
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	877
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	971
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	389
Palm Desert Redevelopment Agency Successor Agency Tax Allocation	200	4.000	10/01/19	202
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	120	5.000	10/01/27	148
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	350	5.000	10/01/29	431
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	185	5.000	10/01/30	227
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	390	5.000	10/01/31	474
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	405	5.000	10/01/32	490
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,640
Paramount Unified School District General Obligation Unlimited(µ)	1,355	3.405	08/01/34	813
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)	1,900	5.000	09/01/25	2,241
Reef-Sunset Unified School District General Obligation Unlimited(µ)	665	5.000	08/01/38	784
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	3,425	2.468	05/15/37	3,260
Rio Vista Public Financing Authority Special Tax	505	5.000	09/01/26	603
Rio Vista Public Financing Authority Special Tax	275	5.000	09/01/27	327
Rio Vista Public Financing Authority Special Tax	285	5.000	09/01/29	336
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,706
Riverside County Public Financing Authority Tax Allocation(µ)	1,000	5.000	10/01/28	1,189
Riverside County Public Financing Authority Tax Allocation(µ)	1,150	5.000	10/01/30	1,354
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	1,925	5.000	10/01/21	1,981
Rosemead Community Development Commission Successor Agency Tax Allocation(µ)	490	5.000	10/01/27	602
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	4,200	2.290	12/01/35	4,127
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)	600	2.309	06/01/34	578
Salinas City Elementary School District General Obligation Unlimited(µ)	2,950	4.099	07/01/34	1,682
Salinas City Elementary School District General Obligation Unlimited(µ)	1,885	4.172	07/01/36	976
Salinas City Elementary School District General Obligation Unlimited(µ)	3,180	4.205	07/01/37	1,570
San Francisco City & County Public Utilities Commission Water Revenue Bonds(ae)	2,685	5.000	11/01/21	2,922
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	514
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,381
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	639
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	941
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,528
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	562
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	558
Santa Ana Unified School District Certificate of Participation(µ)	1,000	5.000	04/01/29	1,241
Santa Ana Unified School District Certificate of Participation(µ)	830	5.000	04/01/31	1,011
Santa Ana Unified School District Certificate of Participation(µ)	650	5.000	04/01/32	788
Santa Ana Unified School District Certificate of Participation(µ)	1,360	5.000	04/01/33	1,638
Santa Ana Unified School District Certificate of Participation(µ)	1,425	5.000	04/01/34	1,710
Santa Ana Unified School District Certificate of Participation(µ)	1,500	5.000	04/01/35	1,794
Santa Ana Unified School District Certificate of Participation(µ)	2,120	5.000	04/01/36	2,522
Santa Rosa Elementary School District General Obligation Unlimited(µ)	280	5.000	08/01/30	338

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 565

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Santa Rosa Elementary School District General Obligation Unlimited(µ)	320	5.000	08/01/31	384
Santa Rosa Elementary School District General Obligation Unlimited(µ)	355	5.000	08/01/32	424
Santa Rosa Elementary School District General Obligation Unlimited(µ)	385	5.000	08/01/33	459
Santa Rosa Elementary School District General Obligation Unlimited(µ)	440	5.000	08/01/34	522
Santa Rosa Elementary School District General Obligation Unlimited(µ)	580	5.000	08/01/36	685
Santa Rosa High School District General Obligation Unlimited(µ)	850	5.000	08/01/33	1,018
Santa Rosa High School District General Obligation Unlimited(µ)	1,100	5.000	08/01/35	1,308
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	162
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,888
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	870
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	474
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	978
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,041
State of California General Obligation Unlimited(ae)	1,000	5.250	07/01/19	1,006
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,504
State of California General Obligation Unlimited	1,175	5.000	04/01/24	1,360
State of California General Obligation Unlimited	1,600	5.000	04/01/25	1,896
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,109
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,806
State of California General Obligation Unlimited	2,350	5.000	04/01/26	2,849
State of California General Obligation Unlimited	2,350	5.000	04/01/27	2,904
State of California General Obligation Unlimited	2,575	5.000	10/01/27	3,116
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,704
State of California General Obligation Unlimited	450	5.000	02/01/31	487
Stockton Public Financing Authority Water Revenue Bonds(µ)	750	5.000	10/01/28	933
Stockton Public Financing Authority Water Revenue Bonds(µ)	1,565	5.000	10/01/30	1,910
Stockton Public Financing Authority Water Revenue Bonds(µ)	270	5.000	10/01/31	327
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,424
				243,101
Colorado – 2.3%
Arista Metropolitan District General Obligation Limited	500	4.375	12/01/28	510
Arista Metropolitan District General Obligation Limited	1,240	5.000	12/01/38	1,276
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/27	1,171
Arkansas River Power Authority Revenue Bonds	1,200	5.000	10/01/28	1,415
Arkansas River Power Authority Revenue Bonds	1,005	5.000	10/01/29	1,174
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/30	1,159
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	419
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	517
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,181
Centerra Metropolitan District No. 1 Tax Allocation(Þ)	1,200	5.000	12/01/29	1,286
City & County of Denver Colorado Airport System Revenue Bonds	2,010	5.000	11/15/25	2,230
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,108
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	947
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê)	2,750	2.800	05/15/23	2,805
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,722
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	720
Colorado Mesa University Revenue Bonds	2,260	5.000	05/15/31	2,773
Denver Health & Hospital Authority Certificates of Participation	730	5.000	12/01/23	817
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,815	2.859	12/01/33	1,804

See accompanying notes which are an integral part of the financial statements.

566 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Health & Hospital Authority Revenue Bonds	295	4.250	12/01/33	307
Denver Health & Hospital Authority Revenue Bonds(Þ)	1,000	5.000	12/01/34	1,140
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,704
Denver Urban Renewal Authority Tax Allocation(Þ)	1,600	5.250	12/01/39	1,653
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,851
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,302
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	502
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,321
Grand River Hospital District General Obligation Unlimited(µ)	1,000	5.250	12/01/34	1,189
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	593
Grand River Hospital District General Obligation Unlimited(µ)	2,655	5.250	12/01/37	3,126
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	579
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	168
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,360
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,917
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,158
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	225
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	409
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	280
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	334
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	556
Public Authority for Colorado Energy Revenue Bonds	1,000	6.250	11/15/28	1,267
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	7,508
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	513
Woodmen Road Metropolitan District General Obligation Unlimited(µ)	440	4.000	12/01/19	446
				60,442
Connecticut - 2.8%
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,767
City of Bridgeport General Obligation Unlimited(µ)	965	5.000	07/01/29	1,080
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,862
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	792
City of Hartford General Obligation Unlimited(µ)	205	5.000	08/15/22	225
City of Hartford General Obligation Unlimited	2,515	5.000	04/01/24	2,792
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	291
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,516
City of Hartford General Obligation Unlimited(µ)	100	5.000	10/01/31	113
City of Hartford General Obligation Unlimited	725	4.000	04/01/32	757
City of Hartford General Obligation Unlimited(µ)	370	4.000	07/15/33	395
City of Hartford General Obligation Unlimited(µ)	180	4.000	07/01/34	192
City of New Haven General Obligation Unlimited(µ)	1,000	5.000	08/01/21	1,069
City of New Haven General Obligation Unlimited	150	5.000	08/01/26	172
City of New Haven General Obligation Unlimited	300	5.000	08/01/27	347
City of New Haven General Obligation Unlimited	450	5.000	08/01/28	525
City of New Haven General Obligation Unlimited	250	5.500	08/01/29	300
City of New Haven General Obligation Unlimited	150	5.500	08/01/30	178
City of New Haven General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,164
City of New Haven General Obligation Unlimited	200	5.500	08/01/31	237
City of New Haven General Obligation Unlimited	200	5.500	08/01/32	236
City of New Haven General Obligation Unlimited	100	5.500	08/01/33	118

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 567

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	500
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	827
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,251
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	424
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,148
City of West Haven General Obligation Unlimited	400	5.000	11/01/24	435
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	797
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	583
City of West Haven General Obligation Unlimited	435	5.000	11/01/27	485
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,750
Connecticut Housing Finance Authority Revenue Bonds	4,350	4.250	05/15/42	4,690
Connecticut State Health & Educational Facilities Authority Revenue Bonds	600	5.000	07/01/24	671
Connecticut State Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/26	1,154
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê)	1,025	5.000	02/01/28	1,289
Metropolitan District General Obligation Unlimited(µ)	630	5.000	11/01/30	747
State of Connecticut General Obligation Bonds	2,490	5.000	08/15/20	2,593
State of Connecticut General Obligation Unlimited	625	5.000	06/15/27	750
State of Connecticut General Obligation Unlimited	9,725	5.000	04/15/28	11,813
State of Connecticut General Obligation Unlimited	245	5.000	06/15/28	298
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,399
State of Connecticut General Obligation Unlimited	275	5.000	06/15/29	333
State of Connecticut General Obligation Unlimited	60	5.000	06/15/32	71
State of Connecticut General Obligation Unlimited	1,000	5.000	04/15/34	1,199
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,019
Town of Hamden General Obligation Unlimited(µ)	400	5.000	08/15/29	475
Town of Hamden General Obligation Unlimited(µ)	200	5.000	08/15/30	235
University of Connecticut Revenue Bonds(µ)	1,585	5.000	03/15/29	1,847
University of Connecticut Revenue Bonds(µ)	665	5.000	04/15/29	799
University of Connecticut Revenue Bonds(µ)	3,455	5.000	01/15/36	4,009
				73,719
Delaware - 0.3%
County of New Castle General Obligation Unlimited	5,000	5.000	10/01/26	5,988
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ)	335	5.000	10/01/38	392
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ)	360	5.000	10/01/39	420
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	965
Delaware State Health Facilities Authority Revenue Bonds	600	5.000	06/01/30	707
				8,472
District of Columbia - 0.4%
District of Columbia Income Tax Revenue Bonds	2,240	5.000	12/01/28	2,421
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,076
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,002
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	1,030
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,196
				9,725
Florida - 4.2%
Arborwood Community Development District Special Assessment(µ)	1,225	2.750	05/01/25	1,243
Arborwood Community Development District Special Assessment(µ)	1,260	3.000	05/01/26	1,293
Arborwood Community Development District Special Assessment(µ)	1,295	3.125	05/01/27	1,333
Arborwood Community Development District Special Assessment(µ)	1,340	3.250	05/01/28	1,394

See accompanying notes which are an integral part of the financial statements.

568 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Arborwood Community Development District Special Assessment(µ)	1,330	3.500	05/01/32	1,362
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	197
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	220
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	227
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	742
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	678
Capital Projects Finance Authority Revenue Bonds(µ)	170	5.125	10/01/21	170
Celebration Pointe Community Development District Special Assessment(Þ)	350	4.000	05/01/22	355
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/27	126
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/28	125
Century Gardens at Tamiami Community Development District Special Assessment	130	4.000	05/01/31	137
Century Gardens at Tamiami Community Development District Special Assessment	650	4.000	11/01/33	679
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,113
City of Atlantic Beach Health Care Facilities Revenue Bonds	275	3.000	11/15/23	276
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	458
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,035
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,268
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	577
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	748
Cityplace Community Development District Special Assessment(µ)	2,380	3.696	11/01/25	2,023
Cityplace Community Development District Special Assessment(µ)	3,000	4.063	11/01/25	2,555
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,798
Corkscrew Farms Community Development District Special Assessment(Þ)	100	3.750	11/01/23	100
Corkscrew Farms Community Development District Special Assessment(Þ)	300	4.500	11/01/28	305
Country Greens Community Development District Special Assessment	20	2.000	05/01/20	20
Country Greens Community Development District Special Assessment	130	2.500	05/01/22	131
Country Greens Community Development District Special Assessment	105	2.750	05/01/23	106
Country Greens Community Development District Special Assessment	100	4.000	05/01/34	103
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	979
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,291
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	3,949
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,379
Deer Run Community Development District Special Assessment(Þ)	1,500	5.400	05/01/39	1,532
Downtown Doral South Community Development District Special Assessment(Þ)	500	3.875	12/15/23	502
East Bonita Beach Road Community Development District Special Assessment(Þ)	110	3.875	11/01/23	110
East Bonita Beach Road Community Development District Special Assessment(Þ)	340	4.375	11/01/29	345
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,456
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	800	4.500	06/01/33	841
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)	150	4.750	06/01/38	158
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,617
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	209
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	105
Golden Lakes Community Development District Special Assessment(µ)	15	3.000	05/01/22	15
Golden Lakes Community Development District Special Assessment(µ)	30	3.250	05/01/23	31
Golden Lakes Community Development District Special Assessment(µ)	80	3.500	05/01/24	83
Golden Lakes Community Development District Special Assessment(µ)	510	4.250	05/01/32	552
Harmony West Community Development District Special Assessment(Þ)	350	4.125	05/01/24	352
Harmony West Community Development District Special Assessment(Þ)	450	4.750	05/01/29	456

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 569

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Harmony West Community Development District Special Assessment(Þ)	660	5.100	05/01/38	674
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	301
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	298
K-Bar Ranch II Community Development District Special Assessment(Þ)	500	4.000	05/01/28	499
Lee Memorial Health System(~)(ae)(Ê)	2,300	5.000	04/01/26	2,683
McJunkin Parkland Community Development District Special Assessment(Þ)	520	4.750	11/01/29	534
Meadow Pointe III Community Development District Special Assessment	100	2.125	05/01/19	100
Meadow Pointe III Community Development District Special Assessment	100	2.500	05/01/20	100
Meadow Pointe III Community Development District Special Assessment	105	2.750	05/01/21	106
Meadow Pointe III Community Development District Special Assessment	110	3.250	05/01/23	113
Meadow Pointe IV Community Development District Special Assessment	100	2.100	05/01/19	100
Meadow Pointe IV Community Development District Special Assessment	100	2.400	05/01/20	100
Meadow Pointe IV Community Development District Special Assessment	105	2.625	05/01/21	105
Meadow Pointe IV Community Development District Special Assessment	105	2.750	05/01/22	105
Meadow Pointe IV Community Development District Special Assessment	110	3.200	05/01/23	112
Mediterranea Community Development District Special Assessment	260	4.250	05/01/29	263
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,492
Mid-Bay Bridge Authority Revenue Bonds(ae)	2,500	7.250	10/01/21	2,823
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	508
Naples Reserve Community Development District Special Assessment(Þ)	535	4.625	11/01/29	540
North Dade Community Development District Special Assessment	77	3.000	05/01/20	77
North Dade Community Development District Special Assessment	81	3.000	05/01/21	82
North Dade Community Development District Special Assessment	81	3.000	05/01/22	82
North Dade Community Development District Special Assessment	84	3.000	05/01/23	85
North Dade Community Development District Special Assessment	88	3.500	05/01/24	91
North Dade Community Development District Special Assessment	92	3.500	05/01/25	96
North Dade Community Development District Special Assessment	96	3.500	05/01/26	100
North Dade Community Development District Special Assessment	100	3.500	05/01/27	105
North Dade Community Development District Special Assessment	99	3.500	05/01/28	104
North Dade Community Development District Special Assessment	327	3.750	05/01/31	341
North Dade Community Development District Special Assessment	824	4.000	05/01/38	852
Oak Creek Community Development District Special Assessment	160	2.300	05/01/19	160
Oak Creek Community Development District Special Assessment	165	2.625	05/01/20	166
Oak Creek Community Development District Special Assessment	165	3.000	05/01/21	167
Oak Creek Community Development District Special Assessment	170	3.300	05/01/22	173
Oak Creek Community Development District Special Assessment	180	3.500	05/01/23	185
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,405
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,043
Palm Glades Community Development District Special Assessment	750	4.000	11/01/33	806
Parkway Center Community Development District Special Assessment Revenue Bonds	95	3.500	05/01/25	98
Parkway Center Community Development District Special Assessment Revenue Bonds	100	4.000	05/01/26	106
Parkway Center Community Development District Special Assessment Revenue Bonds	105	4.000	05/01/27	112
Parkway Center Community Development District Special Assessment Revenue Bonds	110	4.000	05/01/28	117
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	470	4.000	05/01/25	496
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	510	4.000	05/01/27	541
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	375	4.500	05/01/31	411
Putnam County Development Authority Revenue Bonds	500	5.000	03/15/42	574

See accompanying notes which are an integral part of the financial statements.

570 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,622
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,465
Sherwood Manor Community Development District Special Assessment(Þ)	550	4.625	11/01/29	554
South Fork East Community Development District Special Assessment	2,000	4.125	05/01/36	2,085
South Kendall Community Development District Special Assessment	175	4.000	11/01/31	185
South Village Community Development District Special Assessment	230	3.750	05/01/38	237
Tampa Bay Water Revenue Bonds	1,865	4.000	10/01/28	2,096
Timber Creek Community Development District Special Assessment(Þ)	250	4.125	11/01/24	251
Timber Creek Community Development District Special Assessment(Þ)	400	4.625	11/01/29	406
Timber Creek Community Development District Special Assessment(Þ)	535	5.000	11/01/38	550
Town of Davie Educational Facilities Revenue Bonds	550	5.000	04/01/32	641
Village Community Development District No. 12 Special Assessment(Þ)	1,535	3.800	05/01/28	1,577
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,472
Watergrass Community Development District II Special Assessment	510	4.000	05/01/23	511
Watergrass Community Development District II Special Assessment	775	4.450	05/01/28	780
Watergrass Community Development District II Special Assessment	2,260	5.150	05/01/38	2,301
				108,723
Georgia - 2.3%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,906
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	5,600	1.000	11/01/52	5,600
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)	500	2.925	03/12/24	509
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,556
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,330
City of Atlanta Water & Wastewater Revenue Bonds(ae)	1,300	6.000	11/01/19	1,328
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	708
County of Fulton Water & Sewerage Revenue Bonds	1,415	4.000	01/01/35	1,499
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,060
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	2.418	09/01/23	21,087
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê)	2,750	4.000	09/01/23	2,968
Main Street Natural Gas, Inc. Revenue Bonds	4,775	5.000	05/15/30	5,688
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	10,011
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,141
				59,391
Guam – 2.9%
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,216
Guam Business Privilege Tax Revenue Bonds	7,860	5.000	11/15/26	8,838
Guam Government Business Privilege Tax Revenue Bonds	2,295	5.250	01/01/36	2,394
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	170
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	259
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	174
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,524
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,971
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	342
Guam Government Waterworks Authority Revenue Bonds	600	5.000	07/01/31	676
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	339
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,897
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,669
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,402
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,980

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 571

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,330
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	3,005
Territory of Guam Revenue Bonds	2,750	5.000	12/01/19	2,795
Territory of Guam Revenue Bonds(ae)	500	5.375	12/01/19	511
Territory of Guam Revenue Bonds	400	5.000	12/01/21	425
Territory of Guam Revenue Bonds	5,060	5.000	12/01/22	5,468
Territory of Guam Revenue Bonds	2,450	5.000	12/01/23	2,688
Territory of Guam Revenue Bonds	3,000	5.000	12/01/24	3,336
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,251
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,523
Territory of Guam Revenue Bonds	9,625	5.000	01/01/31	10,022
Territory of Guam Revenue Bonds	785	5.000	01/01/32	816
Territory of Guam Revenue Bonds	2,015	5.000	12/01/33	2,213
Territory of Guam Revenue Bonds	555	5.000	12/01/35	604
				75,838
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,539
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,358
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,298
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	794
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,624
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,848
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,013
				11,474
Illinois – 13.8%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,557
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	650
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,145
Chicago Board of Education General Obligation Unlimited(µ)	4,000	4.638	12/01/23	3,434
Chicago Board of Education General Obligation Unlimited(µ)	675	5.000	12/01/25	772
Chicago Board of Education General Obligation Unlimited(µ)	810	5.000	12/01/26	939
Chicago Board of Education General Obligation Unlimited(µ)	15,875	5.000	12/01/27	18,630
Chicago Board of Education General Obligation Unlimited(µ)	10,880	3.808	12/01/28	7,600
Chicago Board of Education General Obligation Unlimited(µ)	2,750	5.000	12/01/28	3,258
Chicago Board of Education General Obligation Unlimited(µ)	1,880	4.052	12/01/30	1,186
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	1,104
Chicago Board of Education General Obligation Unlimited(µ)	8,000	5.000	12/01/31	9,299
Chicago Board of Education General Obligation Unlimited(µ)	6,500	5.000	12/01/32	7,529
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	356
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	273
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,147
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	245
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	228
Chicago Board of Education General Obligation Unlimited(Þ)	5,000	7.000	12/01/42	6,071
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,908
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,901
Chicago Sales Tax Securitization Corp. Revenue Bonds	2,920	5.000	01/01/26	3,352
Chicago Sales Tax Securitization Corp. Revenue Bonds	2,200	5.000	01/01/27	2,548
City of Chicago General Obligation Unlimited	6,570	5.000	12/01/23	6,773

See accompanying notes which are an integral part of the financial statements.

572 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago General Obligation Unlimited	690	5.000	01/01/28	772
City of Chicago General Obligation Unlimited	1,370	5.000	01/01/29	1,524
City of Chicago General Obligation Unlimited(µ)	6,150	5.250	01/01/31	6,783
City of Chicago General Obligation Unlimited	3,700	5.000	01/01/38	3,920
City of Chicago General Obligation Unlimited	325	5.000	01/01/40	332
City of Chicago General Obligation Unlimited	2,875	5.000	11/01/42	3,054
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,141
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,140
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,052
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	594
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	766
City of Chicago Illinois Revenue Bonds(ae)	500	5.250	01/01/22	546
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	558
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,785
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,108
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,496
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,977
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	349
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,074
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,442
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,595
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ)	2,475	5.500	12/01/36	2,998
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	508
County of Cook Sales Tax Revenue Bonds	1,250	5.250	11/15/36	1,462
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	710
Governors State University Certificates of Participation(µ)	500	5.000	07/01/24	558
Governors State University Certificates of Participation(µ)	500	5.000	07/01/25	567
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	635
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,218
Illinois Finance Authority Revenue Bonds(ae)	2,500	5.750	02/15/20	2,580
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,030
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,029
Illinois Finance Authority Revenue Bonds	2,150	5.000	02/15/27	2,131
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,002
Illinois Finance Authority Revenue Bonds	300	4.375	12/01/28	150
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	282
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,505
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	598
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	353
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,465
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	278
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,363
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	354
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	861
Illinois Finance Authority Revenue Bonds	500	5.000	12/01/32	550
Illinois Finance Authority Revenue Bonds(~)(Ê)	2,200	1.500	07/01/35	2,200
Illinois Finance Authority Revenue Bonds	200	5.000	01/01/36	225

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 573

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois Finance Authority Revenue Bonds	900	5.000	10/01/41	1,048
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	576
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	457
Illinois General Obligation Unlimited	3,250	5.000	11/01/25	3,560
Illinois General Obligation Unlimited	720	5.000	05/01/42	765
Illinois General Obligation Unlimited	720	5.000	05/01/43	765
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,116
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,770
Illinois State University Revenue Bonds(µ)	435	5.000	04/01/21	456
Illinois State University Revenue Bonds(µ)	725	5.000	04/01/23	793
Illinois State University Revenue Bonds(µ)	360	5.000	04/01/24	401
Illinois State University Revenue Bonds(µ)	500	5.000	04/01/25	567
Kane County School District No 131 Aurora East Side General Obligation(µ)	3,920	5.000	12/01/27	4,700
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/28	2,384
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/29	2,371
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,021
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	214
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ)	435	3.099	01/01/21	418
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	941
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,505
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	397
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	9,102
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,450
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	323
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	895
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	981
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	616
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	662
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	550
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,002
Sales Tax Securitization Corp. Revenue Bonds	4,185	5.000	01/01/28	4,896
Sales Tax Securitization Corp. Revenue Bonds	3,210	5.000	01/01/29	3,786
Sales Tax Securitization Corp. Revenue Bonds	19,040	5.500	01/01/32	23,059
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,461
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,681
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	965
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,142
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/19	5,074
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	743
State of Illinois General Obligation Unlimited	440	5.000	11/01/20	457
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	537
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,155
State of Illinois General Obligation Unlimited	1,100	5.000	11/01/21	1,165
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,127
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	213
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	240
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,955

See accompanying notes which are an integral part of the financial statements.

574 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	133
State of Illinois General Obligation Unlimited	400	5.000	02/01/24	432
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	230
State of Illinois General Obligation Unlimited	3,000	5.000	11/01/24	3,274
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	243
State of Illinois General Obligation Unlimited	8,560	5.000	01/01/25	9,271
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,411
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	101
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	119
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	134
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	4,035
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	385
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	214
State of Illinois General Obligation Unlimited	1,610	5.000	10/01/28	1,782
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/28	6,297
State of Illinois General Obligation Unlimited	3,000	5.000	10/01/29	3,317
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,788
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,304
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	265
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	52
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	120
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	501
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	820
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	883
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	1,018
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	567
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,166
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,147
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,558
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	1,605	5.250	12/01/35	1,828
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	3,075	5.250	12/01/36	3,490
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	3,240	5.250	12/01/37	3,665
Upper Illinois River Valley Redevelopment Authority Revenue Bonds	2,985	5.250	12/01/38	3,368
Village of Bellwood Illinois General Obligation Unlimited	400	5.875	12/01/27	449
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,348
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	449
Village of Romeoville General Obligation Unlimited	600	5.000	12/30/27	731
Village of Romeoville General Obligation Unlimited	600	5.000	12/30/28	738
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,679
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,769
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,094	5.000	03/01/34	1,232
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	829
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,282
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	813
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	507
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	623
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,715
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,128

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 575

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)	1,450	5.000	12/01/25	1,692
				358,466
Indiana - 0.1%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,041
City of Rockport Pollution Control Revenue Bonds	1,500	3.050	06/01/25	1,538
Indiana Finance Authority Hospital Revenue Bonds(ae)(Ê)	1,145	2.080	11/01/23	1,145
				3,724
Iowa - 0.8%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,312
City of Coralville Revenue Bonds	215	4.000	05/01/23	214
City of Coralville Revenue Bonds	555	4.000	05/01/25	542
City of Coralville Revenue Bonds	305	4.000	05/01/26	300
City of Coralville Revenue Bonds	600	4.000	05/01/27	586
City of Coralville Revenue Bonds	465	4.000	05/01/28	451
City of Coralville Revenue Bonds	975	4.000	05/01/29	934
City of Coralville Revenue Bonds	875	4.000	05/01/30	829
City of Orange Sewer Revenue Bonds(µ)	210	4.000	06/01/32	224
City of Orange Sewer Revenue Bonds(µ)	440	4.000	06/01/34	465
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,467
Iowa Finance Authority Revenue Bonds	5,000	4.000	07/01/47	5,423
Iowa Finance Authority Revenue Bonds	1,000	4.000	07/01/48	1,069
Nevada Community School District Revenue Bonds(ae)	645	5.125	07/01/19	649
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,457
				21,922
Kansas - 0.6%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	758
Johnson County Unified School District No 229 General Obligation Unlimited	5,955	5.000	10/01/20	6,234
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,110	5.000	04/01/31	1,292
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/32	1,158
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/38	1,123
Seward County Unified School District No. 480 Liberal General Obligation
Unlimited(ae)	4,000	5.000	09/01/22	4,434
Wyandotte County City Unified Government Revenue Bonds	2,000	4.500	06/01/40	2,031
				17,030
Kentucky - 1.3%
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	585
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	1,080	2.363	11/01/27	1,052
Kentucky Economic Development Finance Authority Revenue Bonds	2,750	5.000	06/01/23	2,997
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,879
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,074
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,516
Kentucky Property & Building Commission Revenue Bonds(µ)	2,750	5.000	05/01/31	3,271
Kentucky Property & Building Commission Revenue Bonds(µ)	2,000	5.000	05/01/32	2,365
Kentucky Public Energy Authority Revenue Bonds(ae)(Ê)	7,500	4.000	06/01/25	8,180
Kentucky State Property & Building Commission Revenue Bonds	1,900	5.000	11/01/25	2,214
Louisville/Jackson County Metropolitan Government Health System Revenue Bonds	780	5.000	10/01/32	896
Louisville/Jackson County Metropolitan Sewer District Revenue Bond	425	5.000	05/15/30	457
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,403

See accompanying notes which are an integral part of the financial statements.

576 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Louisville/Jefferson County Metropolitan Government Revenue Bonds	3,000	4.000	10/01/34	3,150
				34,039
Louisiana – 2.4%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,110
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,375
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,395
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,147
City of Shreveport Water & Sewer Revenue Bonds(µ)	1,020	5.000	12/01/31	1,220
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	10,650	1.210	08/01/35	10,650
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	9,650	1.210	12/01/40	9,650
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	812
Louisiana Housing Corp. Revenue Bonds	1,900	4.500	12/01/47	2,062
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	2,500	5.000	10/01/28	3,055
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	3,250	3.500	11/01/32	3,298
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	470	5.000	10/01/33	557
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,005
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	120	1.500	04/02/23	120
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,840
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	663
Red River Parish School Board General Obligation Unlimited	570	5.000	03/01/27	690
Red River Parish School Board General Obligation Unlimited	630	5.000	03/01/28	759
Red River Parish School Board General Obligation Unlimited	200	4.000	03/01/38	215
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,453
State of Louisiana General Obligation Unlimited(ae)	2,750	5.000	08/01/22	3,046
State of Louisiana General Obligation Unlimited	4,105	5.000	03/01/36	4,964
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,483
				61,569
Maryland - 0.7%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,317
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,139
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,131
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,124
Maryland Community Development Administration Revenue Bonds	4,975	4.500	09/01/48	5,420
Maryland Economic Development Corp. Revenue Bonds	730	5.125	06/01/20	752
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	902
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,729
Maryland Stadium Authority Revenue Bonds	1,020	5.000	05/01/41	1,166
State of Maryland Department of Transportation Revenue Bonds	2,995	4.000	09/01/27	3,486
Washington County Board of Commissioners Revenue Bonds	100	5.000	01/01/20	102
				18,268
Massachusetts - 1.5%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,390
Commonwealth of Massachusetts General Obligation Limited	4,000	4.000	05/01/39	4,328
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	9,875	2.403	05/01/37	9,648
Massachusetts Bay Transportation Authority Revenue Bonds	9,000	2.380	07/01/21	8,715
Massachusetts Bay Transportation Authority Revenue Bonds(~)(ae)(Ê)	1,175	5.000	01/01/23	1,307
Massachusetts Clean Water Trust (The) Revenue Bonds(~)	5,000	2.964	08/01/23	5,149

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 577

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Development Finance Agency Revenue Bonds(Þ)	500	4.000	11/15/18	507
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/25	1,142
Massachusetts Development Finance Agency Revenue Bonds(Þ)	300	5.000	11/15/28	326
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,922
Massachusetts Development Finance Agency Revenue Bonds	175	5.000	07/01/38	202
Massachusetts Development Finance Agency Revenue Bonds	400	5.000	07/01/39	462
Massachusetts Housing Finance Agency Revenue Bonds	2,000	4.000	12/01/48	2,130
				38,228
Michigan - 3.8%
Allendale Public School District General Obligation Unlimited	2,600	5.000	05/01/22	2,847
Allendale Public School District General Obligation Unlimited	2,700	5.000	05/01/23	3,026
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,712
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/20	1,019
City of Detroit General Obligation Unlimited	1,000	5.000	04/01/21	1,036
City of Detroit General Obligation Unlimited	850	5.000	04/01/22	895
City of Detroit General Obligation Unlimited	850	5.000	04/01/23	906
City of Detroit General Obligation Unlimited	200	5.000	04/01/24	215
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,778
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,007
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,000
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	700	5.000	07/01/30	771
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)	1,785	5.000	07/01/31	1,958
Downriver Utility Wastewater Authority Revenue Bonds(µ)	895	5.000	04/01/28	1,078
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	882
Eastern Michigan University Revenue Bonds(µ)	2,000	5.000	03/01/31	2,369
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,171
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	610
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,816
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	11/01/34	1,212
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,156
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	11/01/37	1,200
Grand Traverse County Hospital Finance Authority Revenue Bonds	150	5.000	07/01/25	174
Grand Traverse County Hospital Finance Authority Revenue Bonds	365	5.000	07/01/26	431
Grand Traverse County Hospital Finance Authority Revenue Bonds	130	5.000	07/01/27	156
Grand Traverse County Hospital Finance Authority Revenue Bonds	100	5.000	07/01/28	121
Grand Traverse County Hospital Finance Authority Revenue Bonds	325	5.000	07/01/29	390
Great Lakes Water Authority Sewage Disposal System Revenue Bonds	1,000	5.000	07/01/26	1,201
Great Lakes Water Authority Water Supply System Revenue Bonds	1,985	5.000	07/01/19	1,996
Great Lakes Water Authority Water Supply System Revenue Bonds	110	5.000	07/01/27	132
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,587
Karegnondi Water Authority Revenue Bonds	855	5.000	11/01/34	991
Karegnondi Water Authority Revenue Bonds	1,000	5.000	11/01/35	1,155
Karegnondi Water Authority Revenue Bonds	1,400	5.000	11/01/37	1,602
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,532
Michigan Finance Authority Obligation Revenue Bonds	1,805	5.000	02/01/22	1,911
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,412
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	452
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	624
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	776

See accompanying notes which are an integral part of the financial statements.

578 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	835
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	723
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,312
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,179
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	2,044
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,525
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,441
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,131
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	571
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,591
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	623
Michigan Finance Authority Revenue Bonds	820	5.000	12/01/39	877
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,098
Michigan State Housing Development Authority Revenue Bonds	5,000	4.250	06/01/49	5,374
Michigan State Housing Development Authority Revenue Bonds	7,000	4.250	12/01/49	7,568
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,053
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,890	5.125	06/01/22	2,890
Midland Public Schools General Obligation Unlimited	275	5.000	05/01/31	336
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	503
University of Michigan Revenue Bonds(ae)(Ê)	2,375	2.010	04/01/22	2,365
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	502
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,407
				100,255
Minnesota - 0.9%
City of Crookston Revenue Bonds	5,410	5.000	05/01/34	5,856
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,170
City of St Cloud Revenue Bonds	650	5.000	05/01/48	763
City of St Cloud Revenue Bonds	250	4.000	05/01/49	266
City of St Paul Housing & Redevelopment Authority Revenue Bonds(~)(ae)(Ê)	2,300	2.200	09/01/20	2,305
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	4,000
Duluth Independent School District No 709 Certificate Participation	365	5.000	02/01/20	373
Duluth Independent School District No 709 Certificate Participation	320	5.000	02/01/22	344
Duluth Independent School District No 709 Certificate Participation	400	5.000	02/01/23	439
Duluth Independent School District No 709 Certificate Participation	395	5.000	02/01/26	457
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,213
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,212
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	688
State Paul Housing & Redevelopment Authority Revenue Bonds(ae)	4,395	5.000	11/15/20	4,616
				23,702
Mississippi - 0.7%
Mississippi Business Finance Corp. Revenue Bond	1,150	2.500	04/01/22	1,154
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê)	1,030	2.750	12/09/21	1,037
Mississippi Business Finance Corp. Revenue Bonds(Ê)	300	1.540	12/01/30	300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,137
Mississippi Development Bank Revenue Bonds	200	5.000	04/01/32	243
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,142
Mississippi Development Bank Revenue Bonds(µ)	225	4.000	04/01/36	245
Mississippi Development Bank Revenue Bonds(µ)	450	4.000	04/01/37	486

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 579

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mississippi Development Bank Revenue Bonds(µ)	700	4.000	04/01/38	752
Mississippi Development Bank Revenue Bonds	6,750	5.000	03/01/43	7,794
Mississippi Home Corp. Revenue Bonds	1,000	4.000	12/01/44	1,068
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,233
				17,591
Missouri - 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	811
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,115
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,143
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,198
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	505
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,011
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,011
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,692
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,040
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,736
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	613
Jackson County School District No R-IV Blue Springs General Obligation Unlimited	450	5.500	03/01/34	578
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,637
Maryland Heights Industrial Development Authority Revenue Bonds	1,500	4.375	03/15/30	1,533
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	251
				17,874
Montana - 0.3%
Montana Finance Authority Health Facilities Revenue Bonds	640	5.000	07/01/28	754
Montana Finance Authority Health Facilities Revenue Bonds	410	5.000	06/01/33	485
Montana Finance Authority Health Facilities Revenue Bonds	1,000	5.000	06/01/34	1,178
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	650	5.000	07/01/25	767
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,335	5.000	07/01/26	1,608
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,460	5.000	07/01/27	1,789
				6,581
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,885
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,395
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,693
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,823
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,076
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,079
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,017
				14,968
Nevada - 0.4%
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,094
Clark County General Obligation Unlimited	2,555	5.000	06/01/33	3,096
Nevada Department of Business & Industrial Revenue Bonds(Þ)	750	4.500	12/15/29	788
Nevada Department of Business & Industry Revenue Bonds(Þ)	350	3.125	07/15/22	350
Nevada Department of Business & Industry Revenue Bonds(Þ)	340	5.000	07/15/27	371
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,754
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,856
				10,309
New Hampshire - 0.7%

See accompanying notes which are an integral part of the financial statements.

580 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê)	805	2.800	10/02/23	825
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,667
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	2,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,784
New Hampshire Health and Education Facilities Authority Revenue Bonds	2,170	5.000	06/01/28	2,735
New Hampshire Health and Education Facilities Authority Revenue Bonds	1,730	5.000	08/01/32	2,007
New Hampshire Health and Education Facilities Authority Revenue Bonds	765	5.000	08/01/33	885
New Hampshire Health and Education Facilities Authority Revenue Bonds	810	5.000	08/01/34	934
New Hampshire Health and Education Facilities Authority Revenue Bonds	845	5.000	08/01/35	972
New Hampshire Health and Education Facilities Authority Revenue Bonds	895	5.000	08/01/36	1,025
New Hampshire Health and Education Facilities Authority Revenue Bonds	935	5.000	08/01/37	1,068
New Hampshire Health and Education Facilities Authority Revenue Bonds	985	5.000	08/01/38	1,121
New Hampshire Health and Education Facilities Authority Revenue Bonds	1,035	5.000	08/01/39	1,176
New Hampshire Health and Education Facilities Authority Revenue Bonds	1,090	5.000	08/01/40	1,235
				19,454
New Jersey - 4.7%
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,233
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	329
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,009
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	576
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	528
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	873
City of Bayonne General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,731
City of Bayonne General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,147
City of Trenton New Jersey General Obligation Unlimited(µ)	1,410	5.000	07/15/23	1,568
Jersey City General Obligation Unlimited	450	5.000	11/01/31	536
New Jersey Building Authority Revenue Bonds(µ)	580	5.000	06/15/28	673
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,854
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,202
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	807
New Jersey Economic Development Authority Revenue Bonds(µ)	1,265	5.250	07/01/26	1,488
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	890
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,342
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,808
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	795
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	342
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	785
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,976
New Jersey Economic Development Authority Revenue Bonds	4,975	5.000	06/15/36	5,487
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	06/15/37	1,099
New Jersey Economic Development Authority School Facilities Revenue Bonds(µ)	3,700	5.500	12/15/19	3,783
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	520
New Jersey Educational Facilities Authority Revenue Bonds(µ)	3,085	5.000	07/01/33	3,686
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,054
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,359
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,148
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,200
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,180	5.000	07/01/29	2,625

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 581

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	344
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,179
New Jersey Housing & Mortgage Finance Agency Revenue Bonds	4,500	4.750	10/01/50	4,958
New Jersey State Turnpike Authority Revenue Bonds	5,550	5.000	01/01/22	6,025
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,435
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	145	5.250	12/15/21	157
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,750	4.370	12/15/26	1,381
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,591
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.554	12/15/29	779
New Jersey Transportation Trust Fund Authority Revenue Bonds	735	5.000	06/15/30	838
New Jersey Transportation Trust Fund Authority Revenue Bonds	5,585	5.000	06/15/31	6,331
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	1,800	3.602	12/15/31	1,151
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.000	12/15/31	828
New Jersey Transportation Trust Fund Authority Revenue Bonds	950	5.000	12/15/33	1,077
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,225	5.000	12/15/34	2,508
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	5,000	3.891	12/15/35	2,650
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	5.000	12/15/35	886
New Jersey Transportation Trust Fund Authority Revenue Bonds	14,860	4.934	12/15/36	7,504
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/36	1,115
New Jersey Transportation Trust Fund Authority Revenue Bonds	685	4.250	12/15/38	707
New Jersey Transportation Trust Fund Authority Revenue Bonds	21,585	4.975	12/15/38	9,881
New Jersey Turnpike Authority Revenue Bonds(ae)	2,500	5.000	07/01/22	2,762
New Jersey Turnpike Authority Revenue Bonds	890	5.000	01/01/23	997
New Jersey Turnpike Authority Revenue Bonds	3,300	5.000	01/01/32	3,879
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,359
Tobacco Settlement Financing Corp. Revenue Bonds	5,675	3.200	06/01/27	5,867
				122,721
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds	2,800	4.250	07/01/49	3,023

New York - 6.3%
Amherst Development Corp. Revenue Bonds	600	5.000	10/01/25	668
Amherst Development Corp. Revenue Bonds	630	5.000	10/01/26	708
Arlington Central School District General Obligation Unlimited Notes	408	3.000	11/07/19	410
Binghamton City School District General Obligation Unlimited Notes	500	3.500	11/15/19	505
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,462
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,457
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	601
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	834
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	706
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	586
City of New York General Obligation Unlimited(~)(Ê)	1,000	0.700	06/01/44	1,000
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,513
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,740
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,703
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,290
City of Yonkers New York General Obligation Limited(µ)(ae)	615	5.000	03/15/21	655
County of Monroe General Obligation Limited(µ)	1,000	5.000	06/01/21	1,072
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,905

See accompanying notes which are an integral part of the financial statements.

582 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Hudson Yards Infrastructure Corp. Revenue Bonds	4,740	5.000	02/15/37	5,590
Hudson Yards Infrastructure Corp. Revenue Bonds	5,260	5.000	02/15/38	6,184
Island Park Union Free School District General Obligation Unlimited	6,470	3.000	08/28/19	6,496
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,202
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	898
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,192
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,485
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,152
Long Island Power Authority Revenue Bonds(ae)(Ê)	2,700	2.493	10/01/23	2,703
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	2.288	04/06/20	4,007
Metropolitan Transportation Authority Revenue Bonds(ae)	5,425	5.000	11/15/24	6,301
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,195
New York City Housing Development Corp. Revenue Bonds	1,560	3.500	02/15/48	1,593
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	1,000	1.250	06/15/50	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	900	5.000	11/01/20	945
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,320
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	1,000	0.700	11/01/36	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,920	5.000	02/01/37	4,535
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	992
New York City Water & Sewer System Revenue Bonds	4,050	4.000	06/15/40	4,449
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,014
New York State Dormitory Authority Revenue Bonds(ae)	2,400	5.000	05/01/21	2,563
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	797
New York State Dormitory Authority Revenue Bonds(µ)	430	5.250	07/01/23	480
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,498
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	762
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,656
New York State Dormitory Authority Revenue Bonds	1,000	5.000	08/01/27	1,200
New York State Dormitory Authority Revenue Bonds	100	5.000	07/01/32	120
New York State Dormitory Authority Revenue Bonds	3,300	5.000	10/01/32	3,933
New York State Dormitory Authority Revenue Bonds	1,215	5.000	07/01/33	1,494
New York State Dormitory Authority Revenue Bonds	710	5.000	07/01/34	849
New York State Dormitory Authority Revenue Bonds	95	5.000	07/01/35	113
New York State Dormitory Authority Revenue Bonds	85	5.000	07/01/36	101
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/38	1,212
New York State Dormitory Authority Revenue Bonds	105	4.000	07/01/40	111
New York State Dormitory Authority Revenue Bonds	110	5.000	07/01/41	129
New York State Dormitory Authority Revenue Bonds	435	4.000	07/01/45	458
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	12,485
Rockland County General Obligation Unlimited(µ)	2,170	5.000	05/01/26	2,624
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds	3,500	4.250	10/01/47	3,770
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,059
Triborough Bridge & Tunnel Authority Revenue Bonds	1,275	5.000	11/15/26	1,577
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	6,193
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,042
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,748
Westchester County Healthcare Corp. Revenue Bonds	325	5.000	11/01/19	330

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 583

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Westchester County Local Development Corp. Revenue Bonds	280	5.000	07/01/20	290
Westchester County Local Development Corp. Revenue Bonds	425	5.000	07/01/21	454
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,469
				163,124
North Carolina - 1.1%
North Carolina Capital Facilities Finance Agency Revenue Bonds	9,525	5.000	10/01/41	10,223
North Carolina Capital Facilities Finance Agency Revenue Bonds	4,710	5.000	10/01/44	5,051
North Carolina Housing Finance Agency Homeownership Revenue Bonds	4,000	4.250	07/01/47	4,313
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	789
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,440
North Carolina Medical Care Commission Revenue Bonds	500	5.000	01/01/38	555
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,562
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,586
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,000
				28,519
North Dakota - 0.2%
County of Burleigh North Dakota Revenue Bonds(ae)	500	5.000	07/01/21	535
North Dakota Housing Finance Agency Revenue Bonds	5,000	4.250	07/01/49	5,413
				5,948
Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,950	5.125	06/01/24	6,528
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,660	5.375	06/01/24	1,573
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,533
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,154
City of Cincinnati Ohio General Obligation Unlimited(ae)	1,815	5.000	06/01/22	2,000
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	428
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,245
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,225
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	5,182
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,229
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,884
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,245
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,453
County of Lucas Hospital Revenue Bonds	665	5.000	11/15/19	675
County of Montgomery Ohio Revenue Bonds	510	5.750	11/15/22	537
County of Montgomery Ohio Revenue Bonds(Ê)	12,265	1.250	11/15/39	12,265
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	8,188
Lakewood City School District General Obligation Unlimited(ae)	875	5.000	11/01/22	976
Middletown City School District General Obligation Unlimited	5	5.250	12/01/34	6
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	420
Ohio Higher Educational Facility Commission Healthcare Revenue Bonds	250	5.000	01/01/28	265
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	617
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	881
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	958
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	745
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	641
Ohio Housing Finance Agency Revenue Bonds	2,995	4.500	09/01/48	3,254
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,857
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,097

See accompanying notes which are an integral part of the financial statements.

584 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,076
University of Cincinnati Revenue Bonds(Ê)	5,000	2.009	06/01/20	4,999
				94,136
Oklahoma - 1.4%
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,394
Canadian County Educational Facilities Authority Revenue Bonds	1,090	4.000	09/01/25	1,211
Carter County Public Facilities Authority Revenue Bonds	3,625	5.000	09/01/31	4,247
Oklahoma County Finance Authority Revenue Bonds	500	5.000	10/01/26	599
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/22	1,082
Oklahoma Development Finance Authority Revenue Bonds	750	5.000	08/15/23	827
Oklahoma Development Finance Authority Revenue Bonds	700	5.000	08/15/25	799
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/26	1,159
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,339
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.000	08/15/33	3,433
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.250	08/15/43	3,416
Oklahoma Housing Finance Agency Revenue Bonds	1,660	4.750	09/01/48	1,824
Oklahoma Water Resources Board Revenue Bonds	2,725	5.000	04/01/31	3,273
Oklahoma Water Resources Board Revenue Bonds	1,750	5.000	04/01/32	2,094
Oklahoma Water Resources Board Revenue Bonds	1,500	5.000	04/01/33	1,790
Tulsa County Industrial Authority Revenue Bonds	2,000	5.000	09/01/27	2,434
Tulsa County Industrial Authority Revenue Bonds	285	5.000	09/01/30	351
				35,272
Oregon - 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	145	5.000	10/01/19	147
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,108
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê)	1,950	2.400	08/14/23	1,980
Oregon State Facilities Authority Revenue Bonds(Þ)	750	5.000	10/01/36	774
State of Oregon General Obligation Unlimited	500	5.000	12/01/31	601
State of Oregon General Obligation Unlimited	2,455	4.250	06/01/49	2,645
				8,255
Pennsylvania - 5.3%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	415
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	610
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	649
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	893
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	940
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	973
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	612
Allegheny County Hospital Development Authority Revenue Bonds	1,145	5.000	04/01/30	1,360
Allegheny County Sanitary Authority Revenue Bonds	1,000	4.000	06/01/35	1,086
Berks County Municipal Authority Revenue Bonds(ae)	980	5.250	11/01/19	997
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	997
Bucks County Industrial Development Authority Revenue Bonds	330	5.000	10/01/30	370
Bucks County Industrial Development Authority Revenue Bonds	350	5.000	10/01/31	391
Butler County General Authority Revenue Bonds(µ)(Ê)	18,410	2.574	10/01/34	17,643
Chester County Industrial Development Authority Special Assessment(Þ)	275	4.375	03/01/28	280
City of Erie General Obligation Unlimited(µ)	3,750	3.619	11/15/37	1,939
City of Lancaster General Obligation Unlimited(µ)	375	5.000	05/01/27	454
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,758

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 585

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,729
City of Philadelphia Pennsylvania General Obligation Unlimited(ae)	3,210	5.250	07/15/21	3,462
City of Scranton General Obligation Unlimited(Þ)	1,815	5.000	09/01/21	1,909
City of Scranton General Obligation Unlimited(Þ)	1,925	5.000	09/01/22	2,060
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,038
City of York General Obligation Unlimited	105	5.000	11/15/24	120
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,285
City of York General Obligation Unlimited	1,755	5.000	11/15/27	2,081
Coatesville Area School District Building Authority Revenue Bonds(µ)	425	5.000	12/01/24	467
Coatesville Area School District Building Authority Revenue Bonds(µ)	385	5.000	12/01/25	422
Coatesville Area School District Building Authority Revenue Bonds(µ)	335	5.000	12/01/26	366
Coatesville Area School District Building Authority Revenue Bonds(µ)	360	5.000	12/01/27	392
Commonwealth Financing Authority Revenue Bonds(µ)	13,000	4.000	06/01/39	13,827
Commonwealth of Pennsylvania General Obligation Unlimited	6,075	5.000	08/15/23	6,892
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	592
Cumberland County Municipal Authority Revenue Bonds	300	5.000	07/01/19	301
Dauphin County General Authority University Revenue Bonds(Þ)	3,425	4.000	10/15/22	3,458
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,244
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,265
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,677
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê)	10,000	2.548	09/01/25	10,006
Erie City Water Authority Revenue Bonds(µ)	1,755	4.000	12/01/36	1,898
Erie City Water Authority Revenue Bonds(µ)	1,075	4.000	12/01/37	1,158
Erie City Water Authority Revenue Bonds(µ)	750	4.000	12/01/38	805
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	430
General Authority of Southcentral Pennsylvania Revenue Bonds	150	4.000	06/01/44	159
General Authority of Southcentral Pennsylvania Revenue Bonds	275	5.000	06/01/44	324
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	571
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	1,002
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,147
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,277
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	323
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	169
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	770
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	117
Pennsylvania Turnpike Commission Revenue Bonds	4,500	5.250	12/01/44	5,375
Philadelphia Authority for Industrial Development Revenue Bonds	700	5.875	06/15/22	727
Philadelphia Authority for Industrial Development Revenue Bonds(µ)	510	5.000	12/01/29	605
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,205
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/19	502
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	1,250	5.000	07/01/21	1,313
School District of Philadelphia (The) General Obligation Limited(µ)	4,495	5.000	09/01/27	5,275
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,178
Scranton School District General Obligation Unlimited(µ)	490	5.000	06/01/32	571
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	382
Scranton School District General Obligation Unlimited(µ)	575	5.000	06/01/34	664
Scranton School District General Obligation Unlimited(µ)	560	5.000	06/01/36	643
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,055

See accompanying notes which are an integral part of the financial statements.

586 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,248
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,084
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,084
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,160
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,280
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	599
				138,060
Puerto Rico – 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,495	5.500	07/01/19	1,500
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	440
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	190	5.500	07/01/20	195
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,010
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,055	4.000	07/01/22	1,072
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,305	5.375	07/01/25	1,373
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,005	5.250	07/01/26	1,052
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	419
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,025
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	8,635	5.000	07/01/35	8,912
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,205	4.250	07/01/25	1,167
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	3,947
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,000	5.500	07/01/28	2,005
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	8,000	5.000	07/01/33	7,869
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	241
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	635	5.000	07/01/31	646
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,126
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,003
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,839
Puerto Rico Electric Power Authority Revenue Bonds(µ)	385	4.000	07/01/23	385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	8,820	2.394	07/01/29	8,709
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/22	811
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	1,275	5.250	07/01/35	1,361
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	940	5.500	07/01/26	1,037
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	969
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	771
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	229
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	282
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,551
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	500	4.750	07/01/38	498
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	225	5.250	07/01/38	243
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	263
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,442
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	1,036
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,298
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,080	5.500	07/01/26	1,192
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	388

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 587

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,152
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,337
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	3,590	3.587	07/01/27	2,692
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	165	4.023	07/01/29	110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	9,077	4.500	07/01/34	9,208
				79,670
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	538
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,111
Rhode Island Health & Educational Building Corp. Revenue Bonds	600	5.000	09/01/22	666
Rhode Island Health & Educational Building Corp. Revenue Bonds	200	5.000	08/15/27	246
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,886
Rhode Island Health & Educational Building Corp. Revenue Bonds	250	5.000	08/15/28	311
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,439
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)	375	5.000	05/15/32	459
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)	300	5.000	05/15/33	366
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)	245	5.000	05/15/34	298
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)	300	5.000	05/15/36	362
				10,682
South Carolina – 1.6%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,179
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,403
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,722
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,876
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,821
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,248
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,022
Richland County School District No 1 General Obligation Unlimited	3,165	5.000	03/01/20	3,255
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds(ae)	3,755	5.250	08/01/23	4,302
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,944
South Carolina Public Service Authority Revenue Bonds	2,160	5.000	12/01/31	2,512
South Carolina Public Service Authority Revenue Bonds	200	5.000	12/01/34	223
South Carolina Public Service Authority Revenue Bonds	5,000	5.000	12/01/41	5,674
South Carolina State Public Service Authority Revenue Bonds	3,130	5.000	12/01/36	3,301
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,430
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,579
				40,491
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds	730	5.000	08/01/32	896

Tennessee - 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	685
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	700
Greenville Health & Educational Facilities Board Revenue Bonds	700	4.000	07/01/40	722
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,990
Memphis Sanitary Sewerage System Revenue Bonds	1,025	5.000	10/01/27	1,249
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds	2,200	5.000	07/01/35	2,500
Tennergy Corp. Natural Gas Revenue Bonds(~)(ae)(Ê)	2,425	5.000	10/01/24	2,772
Tennessee Housing Development Agency Revenue Bonds	3,955	4.250	07/01/49	4,255

See accompanying notes which are an integral part of the financial statements.

588 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tennessee Housing Development Agency Revenue Bonds	4,440	4.500	07/01/49	4,834
				19,707
Texas - 5.7%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,145
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	548
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	604
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	927
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	765
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,124
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,149
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,797
Bexar County Health Facilities Development Corp. Revenue Bonds	1,430	5.000	07/15/33	1,611
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,352
Central Texas Regional Mobility Authority Revenue Bonds	1,405	5.000	01/01/36	1,627
Central Texas Turnpike System Revenue Bonds(µ)	860	2.187	08/15/23	784
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	562
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/37	554
City of Arlington Special Tax(µ)	1,000	5.000	02/15/32	1,193
City of Arlington Special Tax(µ)	1,785	5.000	02/15/34	2,111
City of Arlington Special Tax(µ)	3,620	5.000	02/15/37	4,278
City of Austin General Obligation Unlimited	745	5.000	05/01/19	745
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,828
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,223
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,316
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,358
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,549
City of Hackberry Special Assessment Contract Revenue Bonds	1,350	4.500	09/01/38	1,433
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/30	1,845
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/32	1,824
City of Houston Hotel Occupancy Tax & Special Revenue Bonds	1,240	5.000	09/01/34	1,483
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	1,972
City of Justin Special Assessment(Þ)	730	4.125	09/01/23	731
City of Justin Special Assessment(Þ)	910	4.625	09/01/28	914
City of Mesquite Special Assessment Revenue Bonds(Þ)	290	4.750	09/01/28	293
City of Mesquite Special Assessment Revenue Bonds(Þ)	595	5.250	09/01/38	609
City of Princeton Special Assessment(Þ)	595	4.375	09/01/28	602
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,329
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/36	1,621
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/37	1,613
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	882
County of Harris Revenue Bonds(µ)(Ê)	3,235	2.468	08/15/35	3,072
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,750
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,141
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,403
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,275
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,909
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,702
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,399
Dickinson Independent School District General Obligation Unlimited	1,700	4.000	02/15/29	1,898

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 589

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,547
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,138
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	849
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,548
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,362
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,868
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)	655	2.200	06/01/20	658
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)	715	2.400	06/01/21	722
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,197
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,106
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,266
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	1.480	08/01/34	100
Montgomery County Toll Road Authority Revenue Bonds	1,650	5.000	09/15/30	1,857
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	589
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	692
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	192
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	540
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,326
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,760
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	400	5.000	07/01/26	470
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	150	4.000	07/01/31	161
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/31	579
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	130	4.000	07/01/32	138
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	250	5.000	07/01/32	288
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	140	4.000	07/01/33	148
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	300	5.000	07/01/33	344
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,750	5.000	04/01/34	1,860
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/38	566
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,195
North Texas Tollway Authority Revenue Bonds	3,630	5.000	01/01/23	4,048
North Texas Tollway Authority Revenue Bonds	3,920	5.000	01/01/29	4,541
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,177
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	919
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	530
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,604
Round Rock Utility System Revenue Bonds	1,000	5.000	08/01/24	1,162
San Antonio Water System Revenue Bonds(~)(ae)(Ê)	2,000	2.625	05/01/24	2,062
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,505
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,558
State of Texas General Obligation Unlimited	2,500	5.000	04/01/21	2,659
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,510	6.250	12/15/26	4,069
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)	1,600	2.080	09/15/27	1,572
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	989
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,845
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,500
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,331
Texas Private Activity Bonds Surface Transportation Corp. Revenue Bonds	2,400	6.875	12/31/39	2,477
University of Texas Revenue Bonds	1,290	5.000	08/01/26	1,574

See accompanying notes which are an integral part of the financial statements.

590 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	913
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,208
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	604
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,205
Viridian Municipal Management District Special Assessment	516	3.000	12/01/22	511
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	750
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,996
				147,225
Utah – 0.9%
Alpine School District General Obligation Unlimited	8,000	5.000	03/15/22	8,754
Ogden City School District Municipal Building Authority Revenue Bonds	225	5.000	01/15/28	275
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	244
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/24	110
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/25	111
Utah Infrastructure Agency Revenue Bonds	135	5.000	10/15/26	161
Utah Infrastructure Agency Revenue Bonds	170	5.000	10/15/27	206
Utah Infrastructure Agency Revenue Bonds	130	5.000	10/15/28	160
Utah Infrastructure Agency Revenue Bonds	155	5.000	10/15/30	188
Utah Infrastructure Agency Revenue Bonds	1,785	5.250	10/15/33	1,979
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,898
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,300
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	518
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,327
Utah Transit Authority Revenue Bonds	4,300	5.000	12/15/35	5,219
				23,450
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	598
Vermont Housing Finance Agency Revenue Bonds	2,000	4.750	11/01/48	2,197
				2,795
Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	2,583
Virgin Islands Public Finance Authority Revenue Bonds	2,385	5.000	10/01/29	2,307
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	641
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	804
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,680	5.000	10/01/32	1,816
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	1,264
				9,415
Virginia - 0.3%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	518
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,048
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	652
Henrico County Economic Development Authority Revenue Bonds(ae)	1,490	5.000	11/01/22	1,651
Virginia College Building Authority Revenue Bonds(Þ)	530	5.000	07/01/19	532
Virginia College Building Authority Revenue Bonds(Þ)	585	5.000	07/01/20	600
Virginia College Building Authority Revenue Bonds(Þ)	710	5.250	07/01/30	768
Virginia Public School Authority Revenue Bonds	1,485	5.000	08/01/28	1,872
Virginia Resources Authority Revenue Bonds	90	5.000	11/01/21	97
				7,738
Washington - 1.6%
City of Seattle Drainage & Wastewater Revenue Bonds	1,625	4.000	07/01/35	1,778

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 591

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,429
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,011
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000	3.000	08/01/19	5,000
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,062
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,023
King County School District No 410 General Obligation Unlimited	3,125	4.000	12/01/30	3,503
King County School District No 414 Lake Washington General Obligation Unlimited	650	5.000	12/01/34	790
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,437
Snohomish County School District No. 2 General Obligation Unlimited	2,000	5.000	12/01/19	2,039
Spokane County School District No 354 Mead General Obligation Unlimited	490	5.000	12/01/28	608
Spokane Public Facilities District Revenue Bonds	970	5.000	12/01/34	1,132
State of Washington General Obligation Unlimited	2,475	5.000	01/01/23	2,530
State of Washington General Obligation Unlimited	7,835	5.000	02/01/25	9,243
Washington Health Care Facilities Authority Revenue Bonds	2,300	5.000	08/15/29	2,648
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	788
Washington State Housing Finance Commission Revenue Bonds	3,000	4.000	12/01/48	3,201
				42,222
West Virginia - 0.2%
West Virginia Hospital Finance Authority Revenue Bonds	2,380	5.000	01/01/28	2,859
West Virginia Hospital Finance Authority Revenue Bonds	230	5.000	01/01/33	268
West Virginia Hospital Finance Authority Revenue Bonds	270	5.000	01/01/34	313
West Virginia Hospital Finance Authority Revenue Bonds	325	5.000	01/01/35	376
West Virginia Hospital Finance Authority Revenue Bonds	670	5.000	01/01/36	770
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,455
				6,041
Wisconsin - 1.2%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,241
City of Racine Waterworks System Revenue Bonds(µ)	785	5.000	09/01/28	949
City of Racine Waterworks System Revenue Bonds(µ)	1,170	5.000	09/01/29	1,407
City of Racine Waterworks System Revenue Bonds(µ)	1,590	4.000	09/01/37	1,707
Public Finance Authority Revenue Bonds(Þ)	245	3.000	11/15/22	245
Public Finance Authority Revenue Bonds	405	5.000	10/01/23	441
Public Finance Authority Revenue Bonds	295	5.000	10/01/24	325
Public Finance Authority Revenue Bonds(Þ)	1,250	5.125	11/15/29	1,312
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae)	5,000	5.000	06/01/24	5,797
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,508
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	6,563
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000	2.650	11/01/20	2,002
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê)	4,150	2.180	07/31/24	4,154
				30,651
Wyoming - 0.0%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,043

Total Municipal Bonds (cost $2,489,906)				2,560,345

Short-Term Investments - 0.3%
U. S. Cash Management Fund (@)	8,692,551(8)			8,694
Total Short-Term Investments (cost $8,694)				8,694

See accompanying notes which are an integral part of the financial statements.

592 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Total Investments 98.6% (identified cost $2,498,600)				2,569,039
Other Assets and Liabilities, Net - 1.4%				36,398
Net Assets - 100.0%				2,605,437

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 593

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.8%
California Statewide Communities Development Authority Revenue Bonds	09/22/17	2,630,000	98.98	2,603	2,745
California Statewide Communities Development Authority Revenue Bonds	08/08/18	250,000	110.19	275	288
California Statewide Communities Development Authority Revenue Bonds	08/08/18	350,000	110.41	386	406
Celebration Pointe Community Development District Special Assessment	05/16/17	350,000	100.84	353	355
Centerra Metropolitan District No. 1 Tax Allocation	04/20/17	1,200,000	105.35	1,264	1,286
Chester County Industrial Development Authority Special Assessment	08/16/18	275,000	99.10	273	280
Chicago Board of Education General Obligation Unlimited	07/11/17	5,000,000	93.97	4,699	6,071
City of Justin Special Assessment	03/27/18	910,000	100.00	910	914
City of Justin Special Assessment	03/27/18	730,000	100.00	730	731
City of Mesquite Special Assessment Revenue Bonds	09/05/18	595,000	100.00	595	609
City of Mesquite Special Assessment Revenue Bonds	09/05/18	290,000	100.00	290	293
City of Princeton Special Assessment	04/24/18	595,000	100.00	595	602
City of Scranton General Obligation Unlimited	08/30/17	1,815,000	104.59	1,898	1,909
City of Scranton General Obligation Unlimited	08/30/17	1,925,000	105.97	2,040	2,060
Corkscrew Farms Community Development District Special Assessment	12/13/17	300,000	100.00	300	305
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	100
Dauphin County General Authority University Revenue Bonds	07/13/17	3,425,000	99.83	3,420	3,458
Deer Run Community Development District Special Assessment	08/02/18	1,500,000	99.39	1,491	1,532
Denver Health & Hospital Authority Revenue Bonds	11/14/17	1,000,000	112.17	1,122	1,140
Denver Urban Renewal Authority Tax Allocation	10/11/18	1,600,000	99.13	1,588	1,653
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	100.00	500	502
East Bonita Beach Road Community Development District Special Assessment	08/29/18	110,000	100.00	110	110
East Bonita Beach Road Community Development District Special Assessment	08/29/18	340,000	99.79	339	345
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	800,000	100.53	804	841
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	150,000	100.76	151	158
Harmony West Community Development District Special Assessment	06/19/18	660,000	100.00	660	674
Harmony West Community Development District Special Assessment	06/19/18	350,000	100.00	350	352
Harmony West Community Development District Special Assessment	06/19/18	450,000	100.00	450	456
K-Bar Ranch II Community Development District Special Assessment	12/19/17	500,000	100.00	500	499
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	500,000	100.00	500	507
Massachusetts Development Finance Agency Revenue Bonds	10/31/18	300,000	103.69	311	326
McJunkin Parkland Community Development District Special Assessment	11/01/18	520,000	100.00	520	534
Naples Reserve Community Development District Special Assessment	05/10/18	535,000	99.38	532	540
Nevada Department of Business & Industrial Revenue Bonds	04/06/18	750,000	100.00	750	788
Nevada Department of Business & Industry Revenue Bonds	08/31/17	350,000	100.00	350	350
Nevada Department of Business & Industry Revenue Bonds	08/31/17	340,000	106.93	364	371
Oregon State Facilities Authority Revenue Bonds	10/10/17	750,000	105.61	792	774
Public Finance Authority Revenue Bonds	06/25/14	1,250,000	98.20	1,228	1,312
Public Finance Authority Revenue Bonds	04/07/17	245,000	100.00	245	245
Sherwood Manor Community Development District Special Assessment	09/13/18	550,000	98.97	544	554
Tempe Industrial Development Authority Revenue Bonds	12/20/17	5,000,000	100.10	5,005	5,031
Timber Creek Community Development District Special Assessment	06/20/18	535,000	100.00	535	550
Timber Creek Community Development District Special Assessment	06/20/18	250,000	100.00	250	251
Timber Creek Community Development District Special Assessment	06/20/18	400,000	99.79	399	406
Village Community Development District No. 12 Special Assessment	03/16/18	1,535,000	100.00	1,535	1,577
Virginia College Building Authority Revenue Bonds	07/01/15	530,000	100.36	532	532
Virginia College Building Authority Revenue Bonds	07/01/15	585,000	102.13	597	600
Virginia College Building Authority Revenue Bonds	07/01/15	710,000	103.38	734	768
					46,690
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Variable Rate Securities

Securities		Referenced Rate			Spread %

Arizona Health Facilities Authority Revenue Bonds		USD 3 Month LIBOR			0.810

Butler County General Authority Revenue Bonds		USD 3 Month LIBOR			0.700

Commonwealth of Massachusetts General Obligation Unlimited		USD 3 Month LIBOR			0.570

See accompanying notes which are an integral part of the financial statements.

594 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Commonwealth of Massachusetts General Obligation Unlimited	USD 3 Month LIBOR	0.570
County of Harris Revenue Bonds	USD 3 Month LIBOR	0.670
Delaware Valley Regional Finance Authority Revenue Bonds	USD 1 Month LIBOR	0.880
Denver Health & Hospital Authority Revenue Bonds	USD 3 Month LIBOR	1.100
Indiana Finance Authority Hospital Revenue Bonds	SIFMA Municipal Swap Index	0.550
Kentucky Asset / Liability Commission Revenue Bonds	USD 3 Month LIBOR	0.530
Long Island Power Authority Revenue Bonds	USD 1 Month LIBOR	0.750
Main Street Natural Gas, Inc. Revenue Bonds	USD 1 Month LIBOR	0.750
Metropolitan Transportation Authority Revenue Bonds	USD 1 Month LIBOR	0.570
Puerto Rico Electric Power Authority Revenue Bonds	USD 3 Month LIBOR	0.520
Regents of the University of California Medical Center Pooled Revenue Bonds	USD 3 Month LIBOR	0.670
Sacramento County Sanitation Districts Financing Authority Revenue Bonds	USD 3 Month LIBOR	0.530
Sacramento County Water Financing Authority Revenue Bonds	USD 3 Month LIBOR	0.550
Southeast Alabama Gas Supply District Revenue Bonds	USD 1 Month LIBOR	0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds	SIFMA Municipal Swap Index	0.550
University of Cincinnati Revenue Bonds	USD 1 Month LIBOR	0.340
University of Michigan Revenue Bonds	SIFMA Municipal Swap Index	0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds	SIFMA Municipal Swap Index	0.650

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
Value and
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Short Positions
United States 10 Year Treasury Note Futures	675	USD	83,479	06/19	(907)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(907)

Interest Rate Swap Contracts
Amounts in thousands
Premiums	Unrealized
Paid	Appreciation
Termination	(Received) (Depreciation) Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$	$	$

Morgan Stanley	USD 23,900 Three Month LIBOR(2)	3.000%(3)	12/20/23	(927)	(591)	(1,518)
Total Open Interest Rate Swap Contracts (å)	(927)	(591)	(1,518)

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 595

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
			Fair Value
					Practical
Portfolio Summary	Level 1		Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama		$—	$54,457	$—	$—	$54,457	2.1
Alaska		—	6,650	—	—	6,650	0.3
Arizona		—	49,175	—	—	49,175	1.9
Arkansas		—	14,114	—	—	14,114	0.5
California		—	243,101	—	—	243,101	9.3
Colorado		—	60,442	—	—	60,442	2.3
Connecticut		—	73,719	—	—	73,719	2.8
Delaware		—	8,472	—	—	8,472	0.3
District of Columbia		—	9,725	—	—	9,725	0.4
Florida		—	108,723	—	—	108,723	4.2
Georgia		—	59,391	—	—	59,391	2.3
Guam		—	75,838	—	—	75,838	2.9
Idaho		—	11,474	—	—	11,474	0.4
Illinois		—	358,466	—	—	358,466	13.8
Indiana		—	3,724	—	—	3,724	0.1
Iowa		—	21,922	—	—	21,922	0.8
Kansas		—	17,030	—	—	17,030	0.6
Kentucky		—	34,039	—	—	34,039	1.3
Louisiana		—	61,569	—	—	61,569	2.4
Maryland		—	18,268	—	—	18,268	0.7
Massachusetts		—	38,228	—	—	38,228	1.5
Michigan		—	100,255	—	—	100,255	3.8
Minnesota		—	23,702	—	—	23,702	0.9
Mississippi		—	17,591	—	—	17,591	0.7
Missouri		—	17,874	—	—	17,874	0.7
Montana		—	6,581	—	—	6,581	0.3
Nebraska		—	14,968	—	—	14,968	0.6
Nevada		—	10,309	—	—	10,309	0.4
New Hampshire		—	19,454	—	—	19,454	0.7
New Jersey		—	122,721	—	—	122,721	4.7
New Mexico		—	3,023	—	—	3,023	0.1
New York		—	163,124	—	—	163,124	6.3
North Carolina		—	28,519	—	—	28,519	1.1
North Dakota		—	5,948	—	—	5,948	0.2
Ohio		—	94,136	—	—	94,136	3.6
Oklahoma		—	35,272	—	—	35,272	1.4
Oregon		—	8,255	—	—	8,255	0.3
Pennsylvania		—	138,060	—	—	138,060	5.3
Puerto Rico		—	79,670	—	—	79,670	3.1
Rhode Island		—	10,682	—	—	10,682	0.4

See accompanying notes which are an integral part of the financial statements.

596 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
South Carolina	—	40,491	—	—	40,491	1.6
South Dakota	—	896	—	—	896	—*
Tennessee	—	19,707	—	—	19,707	0.8
Texas	—	147,225	—	—	147,225	5.7
Utah	—	23,450	—	—	23,450	0.9
Vermont	—	2,795	—	—	2,795	0.1
Virgin Islands	—	9,415	—	—	9,415	0.4
Virginia	—	7,738	—	—	7,738	0.3
Washington	—	42,222	—	—	42,222	1.6
West Virginia	—	6,041	—	—	6,041	0.2
Wisconsin	—	30,651	—	—	30,651	1.2
Wyoming	—	1,043	—	—	1,043	—*
Short-Term Investments	—	—	—	8,694	8,694	0.3
Total Investments	$—	$2,560,345	$—	$8,694	$2,569,039	98.6
Other Assets and Liabilities, Net						1.4
						100.0

Other Financial Instruments
Liabilities
Futures Contracts	(907)	—	—	—	(907)	(—)*
Interest Rate Swap Contracts	—	(1,518)	—	—	(1,518)	(0.1)
Total Other Financial Instruments**	$(907)	$(1,518)	$—	$—	$(2,425)

* Less than 0.05% of net assets.
**		Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)		Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 597

Russell Investment Company
Tax-Exempt Bond Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

	Equity	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$907	$—
Interest rate swap contracts, at fair value	—	1,518
Total	$907	$1,518
	Equity	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,385)	$—
Interest rate swap contracts	—	(759)
Total	$(2,385)	$(759)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,021)	$—
Interest rate swap contracts	—	(1,419)
Total	$(1,021)	$(1,419)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

598 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$1,518	$	— $	1,518
Total Financial and Derivative Liabilities	1,518	—	1,518
Financial and Derivative Liabilities not subject to a netting agreement	(1,518)	—	(1,518)
Total Financial and Derivative Liabilities subject to a netting agreement	$	—$	$	— $	—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 599

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,498,600
Investments, at fair value(>)	2,569,039
Cash	15,496
Receivables:
Dividends and interest	31,394
Dividends from affiliated funds	38
Investments sold	1,455
Fund shares sold	5,669
From broker(a)	3,802
Variation margin on futures contracts	1,524
Prepaid expenses	11
Total assets	2,628,428

Liabilities
Payables:
Investments purchased	17,591
Fund shares redeemed	1,878
Accrued fees to affiliates	1,033
Other accrued expenses	65
Variation margin on futures contracts	906
Interest rate swap contracts, at fair value(•)	1,518
Total liabilities	22,991

Net Assets	$2,605,437

See accompanying notes which are an integral part of the financial statements.

600 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$65,559
Shares of beneficial interest	1,121
Additional paid-in capital	2,538,757
Net Assets	$2,605,437

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.32
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$24.23
Class A — Net assets	$26,948,039
Class A — Shares outstanding ($. 01 par value)	1,155,425
Net asset value per share: Class C(#)	$23.18
Class C — Net assets	$23,546,332
Class C — Shares outstanding ($. 01 par value)	1,015,619
Net asset value per share: Class E(#)	$23.32
Class E — Net assets	$1,194,752
Class E — Shares outstanding ($. 01 par value)	51,229
Net asset value per share: Class M(#)	$23.24
Class M — Net assets	$321,380,928
Class M — Shares outstanding ($. 01 par value)	13,828,269
Net asset value per share: Class S(#)	$23.24
Class S — Net assets	$ 2,232,366,648
Class S — Shares outstanding ($. 01 par value)	96,073,351
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$(927)
(>) Investments in affiliates, U. S. Cash Management Fund	$8,694

(a) Receivable from Broker for Swaps	$3,802
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 601

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5
Dividends from affiliated funds	204
Interest	43,426
Total investment income	43,635

Expenses
Advisory fees	3,687
Administrative fees	594
Custodian fees	92
Distribution fees - Class A	32
Distribution fees - Class C	88
Transfer agent fees - Class A	24
Transfer agent fees - Class C	23
Transfer agent fees - Class E	1
Transfer agent fees - Class M	190
Transfer agent fees - Class S	2,119
Professional fees	71
Registration fees	82
Shareholder servicing fees - Class C	29
Shareholder servicing fees - Class E	2
Trustees’ fees	40
Printing fees	52
Miscellaneous	22
Expenses before reductions	7,148
Expense reductions	(828)
Net expenses	6,320
Net investment income (loss)	37,315

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,325)
Investments in affiliated funds	7
Futures contracts	(2,385)
Interest rate swap contracts	(759)
Net realized gain (loss)	(4,462)
Net change in unrealized appreciation (depreciation) on:
Investments	88,476
Futures contracts	(1,021)
Interest rate swap contracts	(1,419)
Net change in unrealized appreciation (depreciation)	86,036
Net realized and unrealized gain (loss)	81,574
Net Increase (Decrease) in Net Assets from Operations	$118,889

See accompanying notes which are an integral part of the financial statements.

602 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,315	$62,882
Net realized gain (loss)	(4,462)	(4,619)
Net change in unrealized appreciation (depreciation)	86,036	(57,444)
Net increase (decrease) in net assets from operations	118,889	819

Distributions
To shareholders
Class A	(340)	(624)
Class C	(240)	(449)
Class E	(19)	(34)
Class M	(2,821)	(3,657)
Class S	(33,455)	(56,141)
Net decrease in net assets from distributions	(36,875)	(60,905)

Share Transactions*
Net increase (decrease) in net assets from share transactions	110,745	535,685
Total Net Increase (Decrease) in Net Assets	192,759	475,599

Net Assets
Beginning of period	2,412,678	1,937,079
End of period	$2,605,437	$2,412,678

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 603

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	203	$4,652	373	$8,535
Proceeds from reinvestment of distributions	14	327	26	590
Payments for shares redeemed	(107)	(2,452)	(382)	(8,706)
Net increase (decrease)	110	2,527	17	419
Class C
Proceeds from shares sold	106	2,409	212	4,826
Proceeds from reinvestment of distributions	11	237	19	439
Payments for shares redeemed	(163)	(3,697)	(296)	(6,742)
Net increase (decrease)	(46)	(1,051)	(65)	(1,477)
Class E
Proceeds from shares sold	19	441	11	247
Proceeds from reinvestment of distributions	1	18	1	34
Payments for shares redeemed	(26)	(599)	(13)	(300)
Net increase (decrease)	(6)	(140)	(1)	(19)
Class M
Proceeds from shares sold	8,034	184,756	4,148	94,774
Proceeds from reinvestment of distributions	124	2,819	160	3,655
Payments for shares redeemed	(1,055)	(24,103)	(1,145)	(26,075)
Net increase (decrease)	7,103	163,472	3,163	72,354
Class S
Proceeds from shares sold	17,919	409,051	35,143	801,073
Proceeds from reinvestment of distributions	1,462	33,242	2,443	55,638
Payments for shares redeemed	(21,736)	(496,356)	(17,224)	(392,303)
Net increase (decrease)	(2,355)	(54,063)	20,362	464,408
Total increase (decrease)	4,806	$110,745	23,476	$535,685

See accompanying notes which are an integral part of the financial statements.

604 Tax-Exempt Bond Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2019*	22.57	. 31	. 75	1.06	(. 31)	(. 31)
October 31, 2018	23.19	. 59	(. 65)	(. 06)	(. 57)	(. 57)
October 31, 2017	23.45	. 55	(. 27)	. 28	(. 54)	(. 54)
October 31, 2016	23.23	. 56	. 22	. 78	(. 56)	(. 56)
October 31, 2015	23.27	. 54	(. 04)	. 50	(. 54)	(. 54)
October 31, 2014	22.62	. 50	. 64	1.14	(. 49)	(. 49)

Class C
April 30, 2019*	22.43	. 23	. 75	. 98	(. 23)	(. 23)
October 31, 2018	23.05	. 42	(. 63)	(. 21)	(. 41)	(. 41)
October 31, 2017	23.32	. 39	(. 28)	. 11	(. 38)	(. 38)
October 31, 2016	23.10	. 39	. 22	. 61	(. 39)	(. 39)
October 31, 2015	23.14	. 38	(. 05)	. 33	(. 37)	(. 37)
October 31, 2014	22.50	. 34	. 62	. 96	(. 32)	(. 32)

Class E
April 30, 2019*	22.56	. 32	. 75	1.07	(. 31)	(. 31)
October 31, 2018	23.18	. 60	(. 64)	(. 04)	(. 58)	(. 58)
October 31, 2017	23.41	. 56	(. 28)	. 28	(. 51)	(. 51)
October 31, 2016	23.19	. 57	. 22	. 79	(. 57)	(. 57)
October 31, 2015	23.23	. 55	(. 05)	. 50	(. 54)	(. 54)
October 31, 2014	22.58	. 51	. 64	1.15	(. 50)	(. 50)

Class M
April 30, 2019*	22.49	. 35	. 75	1.10	(. 35)	(. 35)
October 31, 2018	23.11	. 67	(. 63)	. 04	(. 66)	(. 66)
October 31, 2017(9)	22.68	. 40	. 40	. 80	(. 37)	(. 37)

Class S
April 30, 2019*	22.48	. 34	. 76	1.10	(. 34)	(. 34)
October 31, 2018	23.10	. 65	(. 63)	. 02	(. 64)	(. 64)
October 31, 2017	23.37	. 62	(. 28)	. 34	(. 61)	(. 61)
October 31, 2016	23.15	. 63	. 22	. 85	(. 63)	(. 63)
October 31, 2015	23.19	. 61	(. 05)	. 56	(. 60)	(. 60)
October 31, 2014	22.55	. 56	. 63	1.19	(. 55)	(. 55)

See accompanying notes which are an integral part of the financial statements.

606 Tax-Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

23.32	4.77	26,948	. 82	. 80	2.76	19
22.56	(. 26)	23,575	. 83	. 81	2.56	51
23.19	1.24	23,840	. 83	. 81	2.40	45
23.45	3.37	23,917	. 83	. 81	2.39	14
23.23	2.17	19,472	. 83	. 82	2.35	28
23.27	5.09	17,406	. 84	. 82	2.18	15

23.18	4.39	23,546	1.57	1.51	2.04	19
22.43	(. 92)	23,819	1.58	1.52	1.85	51
23.05	. 48	25,982	1.58	1.52	1.70	45
23.32	2.67	32,016	1.58	1.52	1.68	14
23.10	1.45	26,215	1.58	1.53	1.64	28
23.14	4.32	26,956	1.59	1.53	1.47	15

23.32	4.79	1,195	. 82	. 76	2.79	19
22.56	(. 18)	1,290	. 83	. 77	2.60	51
23.18	1.22	1,347	. 83	. 77	2.44	45
23.41	3.42	55,714	. 83	. 77	2.43	14
23.19	2.21	50,598	. 83	. 78	2.38	28
23.23	5.14	60,440	. 84	. 78	2.22	15

23.24	4.95	321,381	. 58	. 42	3.13	19
22.49	. 17	151,219	. 58	. 42	2.96	51
23.11	3.55	82,303	. 58	. 42	2.80	45

23.24	4.94	2,232,367	. 57	. 51	3.04	19
22.48	. 07	2,212,775	. 58	. 52	2.85	51
23.10	1.50	1,803,607	. 58	. 52	2.69	45
23.37	3.68	1,394,349	. 58	. 52	2.68	14
23.15	2.47	1,212,273	. 58	. 53	2.64	28
23.19	5.37	1,153,807	. 59	. 53	2.47	15

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 607

Russell Investment Company
Tax-Exempt Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$634,879
Administration fees	102,296
Distribution fees	20,049
Shareholder servicing fees	5,128
Transfer agent fees	271,032
$1,033,384

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$15,933 $	328,611 $	335,857 $	7 $	— $	8,694	$204	$—
	$15,933 $	328,611 $	335,857 $	7 $	— $	8,694	$204	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,498,604,144
Unrealized Appreciation	$76,965,894
Unrealized Depreciation	(7,437,821)
Net Unrealized Appreciation (Depreciation)	$69,528,073

See accompanying notes which are an integral part of the financial statements.

608 Tax-Exempt Bond Fund

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$986.10	$1,017.90
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.84	$6.95

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$984.20	$1,014.18
	Expenses Paid During Period*	$10.53	$10.69
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.14%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$986.60	$1,017.90
of other funds.	Expenses Paid During Period*	$6.85	$6.95

* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Commodity Strategies Fund 609

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$988.70	$1,019.64
Expenses Paid During Period*	$5.13	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$989.30	$1,019.14
Expenses Paid During Period*	$5.62	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$989.70	$1,020.03
Expenses Paid During Period*	$4.74	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

610 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 9.8%			Daimler Finance NA LLC
Corporate Bonds and Notes - 7.2%			2.450% due 05/18/20 (Þ)	200	199
AbbVie, Inc.			Dell International LLC / EMC Corp.
2.500% due 05/14/20	300	299	4.420% due 06/15/21 (Þ)	1,400	1,435
2.900% due 11/06/22	300	299	Discovery Communications LLC
Air Lease Corp.			Series WI
2.500% due 03/01/21	300	298	2.800% due 06/15/20	400	399
American Electric Power Co. , Inc.			Duke Energy Corp.
2.150% due 11/13/20	600	595	3.193% due 05/14/21 (Ê)(Þ)	400	400
Amgen, Inc.			3.550% due 09/15/21	400	406
4.100% due 06/15/21	500	512	eBay, Inc.
ANR Pipeline Co.			2.600% due 07/15/22	300	297
9.625% due 11/01/21	200	232	ERAC USA Finance LLC
Aviation Capital Group LLC			4.500% due 08/16/21 (Þ)	200	207
7.125% due 10/15/20 (Þ)	200	211	2.600% due 12/01/21 (Þ)	700	693
6.750% due 04/06/21 (Þ)	1,100	1,173	Exelon Corp.
2.875% due 01/20/22 (Þ)	600	595	2.850% due 06/15/20	300	300
3.875% due 05/01/23 (Þ)	200	202	Florida Gas Transmission Co. LLC
B. A. T. Capital Corp.			5.450% due 07/15/20 (Þ)	400	412
Series WI			Fresenius Medical Care US Finance, Inc.
2.764% due 08/15/22	400	394	5.750% due 02/15/21 (Þ)	1,000	1,041
			GE Capital International Funding Co.
Bayer US Finance II LLC			Unlimited Co.
3.500% due 06/25/21 (Þ)	400	402
			Series WI
2.750% due 07/15/21 (Þ)	600	594	4.418% due 11/15/35	800	746
BMW US Capital LLC			General Mills, Inc.
3.100% due 04/12/21 (Þ)	600	605
Broadcom Corp. / Broadcom Cayman			3.141% due 04/16/21 (Ê)	900	901
Finance, Ltd.			General Motors Financial Co. , Inc.
Series WI			3.200% due 07/13/20	400	401
2.200% due 01/15/21	400	394	3.442% due 04/09/21 (Ê)	300	300
Campbell Soup Co.			Georgia-Pacific LLC
3.241% due 03/15/21 (Ê)	700	697	5.400% due 11/01/20 (Þ)	100	104
3.300% due 03/15/21	400	403	Hewlett Packard Enterprise Co.
4.250% due 04/15/21	300	307	3.318% due 10/05/21 (Ê)	600	600
Celanese US Holdings LLC			Hyundai Capital America
4.625% due 11/15/22	300	314	Series 144a
Celgene Corp.			3.415% due 09/18/20 (Ê)(Þ)	900	900
2.250% due 08/15/21	900	887	International Lease Finance Corp.
Comcast Cable Communications			8.625% due 01/15/22	400	454
Holdings, Inc.			Interpublic Group of Cos. , Inc. (The)
9.455% due 11/15/22	400	490	3.500% due 10/01/20	700	706
Comcast Corp.			Series 3YR
3.032% due 10/01/21 (Ê)	900	904	3.750% due 10/01/21	600	612
Conagra Brands, Inc.			Keurig Dr Pepper, Inc.
3.800% due 10/22/21	700	714	3.551% due 05/25/21 (Þ)	1,300	1,315
Consolidated Edison Co. , Inc.			4.057% due 05/25/23 (Þ)	100	103
Series C			Komatsu Finance America, Inc.
3.002% due 06/25/21 (Ê)	100	100	2.118% due 09/11/20	300	296
Constellation Brands, Inc.			2.437% due 09/11/22	300	294
2.250% due 11/06/20	500	496	Kraft Heinz Foods Co.
Crown Castle Towers LLC			3.267% due 02/10/21 (Ê)	800	800
3.222% due 05/15/22 (Þ)	600	602	Series WI
CVS Health Corp.			2.800% due 07/02/20	400	399
3.321% due 03/09/21 (Ê)	200	201	LG&E and KU Energy LLC
Series 7YR			3.750% due 11/15/20	200	202
3.500% due 07/20/22	400	405	Masco Corp.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 611

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 04/01/21	900	908	Coca-Cola European Partners PLC
McDonald's Corp.			4.500% due 09/01/21	600	614
3.012% due 10/28/21 (Ê)	400	401	Electricite de France SA
Molson Coors Brewing Co.			2.350% due 10/13/20 (Þ)	300	298
2.100% due 07/15/21	700	688	Engie SA
NetApp, Inc.			2.875% due 10/10/22 (Þ)	300	301
3.375% due 06/15/21	400	403	Imperial Brands Finance PLC
3.250% due 12/15/22	500	504	2.950% due 07/21/20 (Þ)	800	798
Nissan Motor Acceptance Corp.			Lloyds Banking Group PLC
2.600% due 09/28/22 (Þ)	200	196	3.413% due 06/21/21 (Ê)	200	200
Philip Morris International, Inc.			Mitsubishi Corp.
Series 5YR			Series EMTn
2.500% due 11/02/22	600	593	2.625% due 07/14/22	300	297
Rockwell Collins, Inc.			Mondelez International Holdings
2.800% due 03/15/22	800	798	Netherlands BV
Sabine Pass Liquefaction LLC			2.000% due 10/28/21 (Þ)	1,000	977
5.625% due 02/01/21	900	934	Newcrest Finance Pty, Ltd.
Series WI			4.450% due 11/15/21 (Þ)	400	411
6.250% due 03/15/22	300	323	NTT Finance Corp.
Solvay Finance America LLC			1.900% due 07/21/21	1,000	979
3.400% due 12/03/20 (Þ)	400	402	Pernod Ricard SA
Southern Co. (The)			5.750% due 04/07/21 (Þ)	700	737
2.750% due 06/15/20	400	400	4.450% due 01/15/22 (Þ)	700	725
2.350% due 07/01/21	1,000	988	Reckitt Benckiser Treasury Services PLC
Spirit AeroSystems, Inc.			2.375% due 06/24/22 (Þ)	1,000	984
3.411% due 06/15/21 (Ê)	200	200	Seven & i Holdings Co. , Ltd.
Sprint Spectrum Co. LLC / Sprint			3.350% due 09/17/21 (Þ)	900	911
Spectrum Co. II LLC / Sprint			Takeda Pharmaceutical Co. , Ltd.
Spectrum Co. III LLC			4.400% due 11/26/23 (Þ)	700	736
3.360% due 09/20/21 (Þ)	375	374	TransCanada PipeLines, Ltd.
TTX Co.			3.800% due 10/01/20	300	304
2.600% due 06/15/20 (Þ)	550	549	Volkswagen International Finance NV
VMware, Inc.			4.000% due 08/12/20 (Þ)	400	406
2.300% due 08/21/20	600	596	Woodside Finance, Ltd.
Volkswagen Group of America Finance			4.600% due 05/10/21 (Þ)	300	307
LLC
3.875% due 11/13/20 (Þ)	400	405			13,185
ZF NA Capital, Inc.			Mortgage-Backed Securities - 0.2%
4.500% due 04/29/22 (Þ)	650	665	Ginnie Mae REMICS
Zimmer Biomet Holdings, Inc.			Series 2018-H15 Class FG
3.375% due 03/19/21 (Ê)	300	299	3.030% due 08/20/68 (Ê)	303	298
			Series 2019-20 Class FE
		38,873	2.898% due 02/20/49 (Ê)	796	794
International Debt - 2.4%
AerCap Ireland Capital, Ltd. / AerCap					1,092
Global Aviation Trust			United States Government Treasuries - 0.0%
4.625% due 10/30/20	400	409	United States Treasury Inflation Indexed
3.500% due 05/26/22	150	150	Bonds
Series WI			0.625% due 01/15/26	213	215
4.500% due 05/15/21	550	563
BAT International Finance PLC			Total Long-Term Investments
2.750% due 06/15/20 (Þ)	700	699	(cost $52,820)		53,365
BG Energy Capital PLC
4.000% due 10/15/21 (Þ)	500	512
British Transco International Finance Co.
3.803% due 11/04/21	500	452
Canadian Pacific Railway Co.
4.500% due 01/15/22	400	415

See accompanying notes which are an integral part of the financial statements.

612 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$
Options Purchased - 0.2%					2.373% due 05/31/19 (&)	800		798
(Number of Contracts)
Brent Crude Oil Futures					2.380% due 06/05/19 (ç)(~)	2,500		2,494
Goldman Sachs May 2020 59.00					2.380% due 06/05/19 (&)	7,500		7,483
Call (25) (&)	USD	1,475	(ÿ)	171	2.447% due 06/07/19 (~)	14,600		14,563
Goldman Sachs May 2020 62.00
Call (25) (&)	USD	1,550	(ÿ)	130	2.398% due 06/12/19 (&)	8,200		8,177
Goldman Sachs May 2020 59.00					2.440% due 07/03/19 (&)	2,800		2,788
Put (25) (&)	USD	1,475	(ÿ)	125	2.444% due 07/10/19 (~)	2,600		2,588
Goldman Sachs May 2020 62.00
Put (25) (&)	USD	1,550	(ÿ)	157	2.444% due 07/10/19 (&)	3,500		3,484
Crude Oil Futures					Flextronics International, Ltd.
Goldman Sachs May 2020 60.00					4.625% due 02/15/20	700		708
Call (25) (&)	USD	1,500	(ÿ)	157	Ford Motor Credit Co. LLC
Goldman Sachs May 2020 60.00					2.597% due 11/04/19	1,000		999
Put (25) (&)	USD	1,500	(ÿ)	135
Total Options Purchased					General Motors Financial Co. , Inc.
					3.150% due 01/15/20	200		200
(cost $882)				875
					Harley-Davidson Financial Services, Inc.

Short-Term Investments - 90.0%					2.150% due 02/26/20 (Þ)	600		596
					Kroger Co. (The)
Barclays Bank PLC					Series GMTN
Series YCD					1.500% due 09/30/19	300		298
2.899% due 10/25/19 (Ê)(~)		1,500		1,502	Pioneer Natural Resources Co.
Daimler Finance NA LLC					7.500% due 01/15/20	400		413
2.250% due 03/02/20 (Þ)		500		498	Ryder System, Inc.
Danone SA					2.650% due 03/02/20	600		599
1.691% due 10/30/19 (Þ)		600		596	Sempra Energy
Deutsche Telekom International Finance
BV					2.400% due 03/15/20	700		698
2.225% due 01/17/20 (Þ)		800		796	Suntory Holdings, Ltd.
Dominion Energy Gas Holdings LLC					2.550% due 09/29/19 (Þ)	200		200
2.500% due 12/15/19		400		399	U. S. Cash Management Fund (@)(&)	228,215,752	(8)	228,261
DTE Energy Co.					United States Treasury Bills
2.400% due 12/01/19		300		299	2.343% due 05/23/19 (&)	660		659
Enterprise Products Operating LLC					2.444% due 06/13/19 (~)	94,000		93,727
5.250% due 01/31/20		700		712	2.444% due 06/13/19 (&)	4,000		3,989
Federal Home Loan Bank Discount					2.491% due 06/20/19 (&)	8,891		8,859
Notes
					2.418% due 07/05/19 (&)	3,148		3,134
Zero coupon due 05/01/19 (&)		2,800		2,800	Volkswagen Group of America Finance
1.637% due 05/03/19 (&)		2,400		2,400	LLC
1.637% due 05/03/19 (ç)(~)		2,400		2,400	2.450% due 11/20/19 (Þ)	500		499
2.157% due 05/08/19 (&)		600		600	ZF NA Capital, Inc.
2.157% due 05/08/19 (ç)(~)		43,600		43,577	4.000% due 04/29/20 (Þ)	300		301
					Zimmer Biomet Holdings, Inc.
2.219% due 05/10/19 (&)		4,300		4,297
					2.700% due 04/01/20	600		599
2.219% due 05/10/19 (~)		13,100		13,090	Total Short-Term Investments
2.282% due 05/13/19		2,600		2,598	(cost $488,894)			488,933
2.459% due 05/17/19 (ç)(~)		2,400		2,397
2.493% due 05/22/19 (ç)(~)		2,000		1,997	Total Investments 100.0%
2.454% due 05/29/19 (~)		9,600		9,582	(identified cost $542,596)			543,173
2.454% due 05/29/19 (&)		11,300		11,279

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 613

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities,
Net - 0.0%	75

Net Assets - 100.0%	543,248

See accompanying notes which are an integral part of the financial statements.

614 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
4.8%
Aviation Capital Group LLC	05/08/18	600,000	97.84	587	595
Aviation Capital Group LLC	09/14/18	200,000	104.86	210	211
Aviation Capital Group LLC	01/16/19	200,000	97.91	196	202
Aviation Capital Group LLC	04/23/19	1,100,000	106.60	1,173	1,173
BAT International Finance PLC	03/09/18	700,000	99.57	697	699
Bayer US Finance II LLC	06/19/18	400,000	100.08	400	402
Bayer US Finance II LLC	07/26/18	600,000	98.36	590	594
BG Energy Capital PLC	04/12/18	500,000	101.65	508	512
BMW US Capital LLC	04/20/18	600,000	99.73	598	605
Crown Castle Towers LLC	04/10/18	600,000	99.14	595	602
Daimler Finance NA LLC	03/28/18	200,000	99.32	199	199
Daimler Finance NA LLC	03/29/18	500,000	99.32	497	498
Danone SA	03/26/18	600,000	99.39	596	596
Dell International LLC / EMC Corp.	06/29/18	1,400,000	100.97	1,413	1,435
Deutsche Telekom International Finance BV	03/22/18	800,000	99.45	796	796
Duke Energy Corp.	05/11/18	400,000	100.00	400	400
Electricite de France SA	04/13/18	300,000	98.99	297	298
Engie SA	05/02/18	300,000	97.85	294	301
ERAC USA Finance LLC	04/05/18	700,000	98.35	688	693
ERAC USA Finance LLC	03/22/19	200,000	102.92	206	207
Florida Gas Transmission Co. LLC	10/23/18	400,000	102.21	409	412
Fresenius Medical Care US Finance, Inc.	04/19/18	1,000,000	103.52	1,035	1,041
Georgia-Pacific LLC	07/16/18	100,000	103.08	103	104
Harley-Davidson Financial Services, Inc.	04/10/18	600,000	99.23	595	596
Hyundai Capital America	09/14/18	900,000	100.00	900	900
Imperial Brands Finance PLC	03/16/18	800,000	99.46	796	798
Keurig Dr Pepper, Inc.	05/21/18	1,300,000	99.84	1,297	1,315
Keurig Dr Pepper, Inc.	07/30/18	100,000	100.56	101	103
Mondelez International Holdings Netherlands BV	09/18/18	1,000,000	96.05	960	977
Newcrest Finance Pty, Ltd.	04/27/18	400,000	101.40	406	411
Nissan Motor Acceptance Corp.	03/27/19	200,000	97.65	195	196
Pernod Ricard SA	06/12/18	700,000	102.11	715	725
Pernod Ricard SA	11/06/18	700,000	104.48	731	737
Reckitt Benckiser Treasury Services PLC	03/22/18	1,000,000	96.84	969	984
Seven & i Holdings Co. , Ltd.	09/11/18	900,000	100.00	900	911
Solvay Finance America LLC	04/02/18	400,000	100.39	402	402
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC	04/18/18	375,000	100.02	375	374
Suntory Holdings, Ltd.	03/23/18	200,000	99.80	200	200
Takeda Pharmaceutical Co. , Ltd.	03/22/19	700,000	105.03	735	736
TTX Co.	04/03/18	550,000	99.52	547	549
Volkswagen Group of America Finance LLC	03/22/18	500,000	99.65	498	499
Volkswagen Group of America Finance LLC	04/11/19	400,000	101.21	405	405
Volkswagen International Finance NV	04/18/18	400,000	100.85	403	406
Woodside Finance, Ltd.	04/25/18	300,000	101.45	304	307
ZF NA Capital, Inc.	04/04/18	650,000	101.53	660	665
ZF NA Capital, Inc.	10/17/18	300,000	100.21	301	301
					26,072
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 615

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Barclays Bank PLC		USD 3 Month LIBOR			0.400
Campbell Soup Co.		USD 3 Month LIBOR			0.630
Comcast Corp.		USD 3 Month LIBOR			0.440
Consolidated Edison Co. , Inc.		USD 3 Month LIBOR			0.400
CVS Health Corp.		USD 3 Month LIBOR			0.720
Duke Energy Corp.		USD 3 Month LIBOR			0.500
General Mills, Inc.		USD 3 Month LIBOR			0.540
General Motors Financial Co. , Inc.		USD 3 Month LIBOR			0.850
Ginnie Mae REMICS		USD 1 Month LIBOR			0.400
Ginnie Mae REMICS		USD 12 Month LIBOR			0.150
Hewlett Packard Enterprise Co.		USD 3 Month LIBOR			0.720
Hyundai Capital America		USD 3 Month LIBOR			0.800
Kraft Heinz Foods Co.		USD 3 Month LIBOR			0.570
Lloyds Banking Group PLC		USD 3 Month LIBOR			0.800
McDonald's Corp.		USD 3 Month LIBOR			0.430
Spirit AeroSystems, Inc.		USD 3 Month LIBOR			0.800
Zimmer Biomet Holdings, Inc.		USD 3 Month LIBOR			0.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts (&)

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	13	USD	576	05/19	(31)
Aluminum Futures	206	USD	9,198	06/19	(413)
Aluminum Futures	14	USD	628	07/19	(32)
Argus LLS vs. WTI Crude Oil Futures	4	USD	29	05/19	6
Argus LLS vs. WTI Crude Oil Futures	4	USD	26	06/19	3
Brent Crude / Dubai Crude Oil Futures	1	USD	2	01/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	02/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	03/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	04/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	05/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	06/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	07/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	08/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	09/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	10/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	11/20	(1)
Brent Crude / Dubai Crude Oil Futures	1	USD	2	12/20	(1)
Brent Crude Oil Futures	7	USD	496	07/19	(3)
Brent Crude Oil Futures	7	USD	493	08/19	56
Brent Crude Oil Futures	7	USD	490	09/19	19

See accompanying notes which are an integral part of the financial statements.

616 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Brent Crude Oil Futures	184	USD	12,814	10/19	579
Brent Crude Oil Futures	159	USD	10,448	10/20	789
Brent Crude Oil Futures	124	USD	7,807	10/21	(21)
Brent Crude Oil Futures	10	USD	562	11/21	25
Cocoa Futures	170	USD	4,029	09/19	176
Copper Futures	10	USD	1,603	05/19	101
Copper Futures	103	USD	7,502	09/19	(9)
Copper Futures	35	USD	5,631	12/19	152
Corn Futures	77	USD	1,467	12/19	(45)
Cotton No. 2 Futures	129	USD	4,882	12/19	(73)
Ethanol Futures	3	USD	167	05/19	(7)
Ethanol Futures	16	USD	892	06/19	(37)
Ethanol Futures	1	USD	56	08/19	—
Ethanol Futures	14	USD	794	10/19	(14)
Ethanol Futures	14	USD	794	11/19	(5)
Ethanol Futures	14	USD	794	12/19	(14)
Gasoline RBOB Futures	9	USD	769	06/19	23
Gasoline RBOB Futures	270	USD	22,676	07/19	629
Gold 100 oz Futures	245	USD	31,648	08/19	188
Henry Hub Natural Gas Futures	12	USD	90	12/19	9
Henry Hub Natural Gas Futures	12	USD	88	01/20	7
Henry Hub Natural Gas Futures	12	USD	85	02/20	4
Henry Hub Natural Gas Futures	20	USD	128	03/20	(5)
Henry Hub Natural Gas Futures	20	USD	127	04/20	(7)
Henry Hub Natural Gas Futures	20	USD	128	05/20	(5)
Henry Hub Natural Gas Futures	20	USD	130	06/20	(3)
Henry Hub Natural Gas Futures	20	USD	131	07/20	(3)
Henry Hub Natural Gas Futures	20	USD	130	08/20	(3)
Henry Hub Natural Gas Futures	20	USD	131	09/20	(2)
Henry Hub Natural Gas Futures	12	USD	80	10/20	(1)
Henry Hub Natural Gas Futures	12	USD	85	11/20	4
Lead Futures	6	USD	287	05/19	(2)
Lead Futures	5	USD	240	06/19	(17)
Lead Futures	6	USD	289	07/19	(4)
Lead Futures	10	USD	1,044	09/19	21
Live Cattle Futures	16	USD	731	06/19	(33)
Live Cattle Futures	21	USD	939	08/19	(37)
Low Sulphur Gasoil Futures	6	USD	383	07/19	—
Natural Gas Futures	31	USD	798	05/19	23
Natural Gas Futures	38	USD	994	06/19	(52)
Natural Gas Futures	38	USD	1,014	09/19	(45)
Natural Gas Futures	45	USD	1,140	04/20	(14)
Natural Gas Futures	39	USD	1,022	09/20	(6)
Natural Gas Futures	18	USD	502	02/21	13
New York Harbor ULSD Futures	8	USD	699	06/19	6
Nickel Futures	6	USD	437	05/19	9
Nickel Futures	15	USD	1,096	06/19	(67)
Nickel Futures	3	USD	219	07/19	22
Nickel Futures	15	USD	1,102	09/19	(23)
Platinum Futures	694	USD	30,943	07/19	1,466
Propane Futures	4	USD	108	05/19	(25)
Propane Futures	4	USD	110	06/19	(23)
Silver Futures	2	USD	150	07/19	(1)
Soybean Futures	21	USD	897	07/19	(59)
Soybean Futures	472	USD	14,475	12/19	(308)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 617

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Soybean Futures	19	USD	849	03/20	(55)
Soybean Meal Futures	11	USD	330	07/19	(13)
Soybean Oil Futures	1,317	USD	22,608	12/19	(863)
Sugar 11 Futures	57	USD	954	07/19	(20)
Wheat Futures	126	USD	2,522	07/19	(512)
Wheat Futures	57	USD	1,297	12/19	(280)
WTI Crude Oil Futures	29	USD	1,853	05/19	23
WTI Crude Oil Futures	15	USD	960	06/19	(12)
WTI Crude Oil Futures	8	USD	511	08/19	11
WTI Crude Oil Futures	48	USD	3,027	11/19	125
WTI Crude Oil Futures	42	USD	2,619	01/20	16
WTI Crude Oil Futures	38	USD	2,355	02/20	(39)
WTI Crude Oil Futures	283	USD	17,229	05/20	807
WTI Crude Oil Futures	22	USD	1,316	08/20	(64)
WTI Crude Oil Futures	171	USD	10,086	11/20	27
WTI Crude Oil Futures	108	USD	6,195	05/21	(200)
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	21	05/19	15
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	18	06/19	12
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	16	07/19	10
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	08/19	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	11	09/19	5
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	10	10/19	4
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	9	11/19	3
Zinc Futures	11	USD	802	05/19	72
Zinc Futures	10	USD	718	06/19	50
Zinc Futures	7	USD	497	07/19	53
Zinc Futures	11	USD	771	09/19	22
Short Positions
Aluminum Futures	13	USD	576	05/19	50
Aluminum Futures	206	USD	9,198	06/19	626
Aluminum Futures	17	USD	762	07/19	26
Aluminum Futures	204	USD	9,232	09/19	398
Argus LLS vs. WTI Brent Crude Oil Futures	4	USD	24	05/19	(4)
Argus LLS vs. WTI Brent Crude Oil Futures	4	USD	23	06/19	(3)
Brent Crude Oil Futures	15	USD	1,081	05/19	23
Brent Crude Oil Futures	5	USD	357	06/19	4
Brent Crude Oil Futures	18	USD	1,235	01/20	1
Brent Crude Oil Futures	170	USD	11,494	05/20	(550)
Brent Crude Oil Futures	47	USD	3,020	04/21	(53)
Brent Crude Oil Futures	21	USD	1,304	04/22	(4)
Brent Crude Oil Futures	82	USD	5,039	10/22	(50)
Brent Crude Oil Futures	12	USD	731	10/23	2
Cocoa Futures	3	USD	71	07/19	1
Coffee Futures	12	USD	419	07/19	4
Coffee Futures	227	USD	8,125	09/19	(60)
Copper Futures	10	USD	1,603	05/19	(116)
Copper Futures	3	USD	218	07/19	2
Copper Futures	11	USD	801	09/19	(22)
Copper Futures	77	USD	5,633	12/19	(157)
Corn Futures	104	USD	1,885	07/19	5
Corn Futures	44	USD	815	09/19	57
Corn Futures	928	USD	17,678	12/19	261
Cotton No. 2 Futures	9	USD	346	07/19	5
Gasoline RBOB Futures	7	USD	608	05/19	(9)
Gasoline RBOB Futures	7	USD	578	08/19	2

See accompanying notes which are an integral part of the financial statements.

618 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Gasoline RBOB Futures	1	USD	74	11/19	1
Gold 100 oz Futures	30	USD	3,857	06/19	91
Henry Hub Natural Gas Futures	4	USD	29	12/20	(3)
Henry Hub Natural Gas Futures	4	USD	29	01/21	(3)
Henry Hub Natural Gas Futures	4	USD	28	02/21	(1)
Henry Hub Natural Gas Futures	4	USD	25	03/21	1
Henry Hub Natural Gas Futures	4	USD	25	04/21	2
Henry Hub Natural Gas Futures	4	USD	25	05/21	1
Henry Hub Natural Gas Futures	4	USD	26	06/21	1
Henry Hub Natural Gas Futures	4	USD	26	07/21	1
Henry Hub Natural Gas Futures	4	USD	26	08/21	1
Henry Hub Natural Gas Futures	4	USD	26	09/21	1
Henry Hub Natural Gas Futures	4	USD	27	10/21	—
Henry Hub Natural Gas Futures	4	USD	28	11/21	(2)
Lead Futures	6	USD	287	05/19	5
Lead Futures	5	USD	240	06/19	1
Lead Futures	6	USD	289	07/19	8
Lean Hogs Futures	23	USD	856	08/19	31
Low Sulphur Gasoil Futures	69	USD	4,451	12/19	(20)
Natural Gas Futures	38	USD	979	05/19	73
Natural Gas Futures	6	USD	157	06/19	(2)
Natural Gas Futures	65	USD	1,717	07/19	(29)
Natural Gas Futures	12	USD	320	09/19	21
Natural Gas Futures	38	USD	1,135	12/19	36
Natural Gas Futures	34	USD	960	02/20	41
Natural Gas Futures	50	USD	1,284	03/20	34
Natural Gas Futures	18	USD	455	03/21	(10)
New York Harbor ULSD Futures	133	USD	11,662	07/19	(98)
New York Harbor ULSD Futures	7	USD	616	08/19	7
New York Harbor ULSD Futures	1	USD	89	11/19	2
Nickel Futures	6	USD	437	05/19	(3)
Nickel Futures	15	USD	1,096	06/19	22
Nickel Futures	8	USD	585	07/19	5
Palladium Futures	30	USD	4,137	09/19	(25)
Silver Futures	59	USD	4,420	07/19	94
Soybean Futures	20	USD	335	07/19	7
Soybean Futures	450	USD	19,682	11/19	871
Soybean Futures	19	USD	841	01/20	59
Sugar 11 Futures	72	USD	995	06/19	36
Sugar 11 Futures	629	USD	8,940	09/19	387
Wheat Futures	949	USD	19,436	09/19	1,510
WTI Crude Oil Futures	3	USD	24	05/19	(9)
WTI Crude Oil Futures	3	USD	22	06/19	(7)
WTI Crude Oil Futures	3	USD	21	07/19	(2)
WTI Crude Oil Futures	34	USD	1,999	08/19	(42)
WTI Crude Oil Futures	24	USD	1,355	09/19	(5)
WTI Crude Oil Futures	22	USD	1,223	10/19	16
WTI Crude Oil Futures	403	USD	25,248	11/19	(2,847)
WTI Crude Oil Futures	3	USD	19	12/19	—
WTI Crude Oil Futures	19	USD	1,149	06/20	11
WTI Crude Oil Futures	134	USD	7,532	11/21	(25)
WTI Crude Oil Futures	46	USD	2,514	11/22	(55)
WTI Houston (Argus) / WTI Trade Month Futures	4	USD	13	12/19	4
WTI Houston (Argus) / WTI Trade Month Futures	4	USD	13	01/20	3
WTI Houston (Argus) / WTI Trade Month Futures	4	USD	13	02/20	3

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 619

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
WTI Houston (Argus) / WTI Trade Month Futures				4	USD	14	03/20		3
WTI Houston (Argus) / WTI Trade Month Futures				4	USD	14	04/20		2
WTI Houston (Argus) / WTI Trade Month Futures				4	USD	14	05/20		2
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	06/20		3
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	07/20		3
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	08/20		3
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	09/20		3
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	10/20		3
WTI Houston (Argus) / WTI Trade Month Futures				3	USD	10	11/20		3
WTI Midland (Argus) / WTI Financial Futures				4	USD	—	12/19		2
WTI Midland (Argus) / WTI Financial Futures				4	USD	1	01/20		1
WTI Midland (Argus) / WTI Financial Futures				4	USD	1	02/20		1
WTI Midland (Argus) / WTI Financial Futures				4	USD	1	03/20		1
WTI Midland (Argus) / WTI Financial Futures				4	USD	1	04/20		1
WTI Midland (Argus) / WTI Financial Futures				4	USD	1	05/20		1
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	06/20		—
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	07/20		—
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	08/20		—
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	09/20		—
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	10/20		—
WTI Midland (Argus) / WTI Financial Futures				3	USD	1	11/20		—
Zinc Futures				11	USD	802	05/19		(100)
Zinc Futures				10	USD	718	06/19		(26)
Zinc Futures				19	USD	1,350	07/19		(44)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									2,574

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Brent Crude Oil Futures	Goldman Sachs	Call	12	62.00	USD		744	05/16/19	(31)
Brent Crude Oil Futures	Goldman Sachs	Call	24	63.50	USD	1,524		05/16/19	(37)
Brent Crude Oil Futures	Goldman Sachs	Call	12	72.00	USD		24	05/28/19	(24)
Brent Crude Oil Futures	Goldman Sachs	Call	24	72.50	USD		42	05/28/19	(42)
Brent Crude Oil Futures	Goldman Sachs	Call	12	73.50	USD		16	05/28/19	(16)
Brent Crude Oil Futures	Goldman Sachs	Call	5	6.00	USD		30	05/30/19	(1)
Brent Crude Oil Futures	Goldman Sachs	Call	3	7.00	USD		21	05/30/19	(1)
Brent Crude Oil Futures	Goldman Sachs	Call	16	67.50	USD	1,080		06/17/19	(14)
Brent Crude Oil Futures	Goldman Sachs	Call	8	68.00	USD		544	06/17/19	(6)
Brent Crude Oil Futures	Goldman Sachs	Call	24	68.50	USD	1,644		06/17/19	(16)
Brent Crude Oil Futures	Goldman Sachs	Call	19	76.50	USD		20	06/25/19	(20)
Brent Crude Oil Futures	Goldman Sachs	Call	5	77.00	USD		5	06/25/19	(5)
Brent Crude Oil Futures	Goldman Sachs	Call	12	77.50	USD		10	06/25/19	(10)
Brent Crude Oil Futures	Goldman Sachs	Call	12	78.00	USD		9	06/25/19	(9)
Brent Crude Oil Futures	Goldman Sachs	Call	24	60.00	USD	1,440		07/01/19	(29)
Brent Crude Oil Futures	Goldman Sachs	Call	5	5.00	USD		25	08/29/19	(2)
Brent Crude Oil Futures	Goldman Sachs	Call	5	5.00	USD		25	09/27/19	(3)
Brent Crude Oil Futures	Goldman Sachs	Call	5	5.00	USD		25	10/30/19	(3)
Brent Crude Oil Futures	Goldman Sachs	Call	8	65.00	USD		64	04/27/20	(64)

See accompanying notes which are an integral part of the financial statements.

620 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written (&)
Amounts in thousands (except contract amounts)
				Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put		Contracts	Price	Amount		Date	$
Brent Crude Oil Futures	Goldman Sachs		Call	9	65.25	USD	71	04/27/20	(71)
Brent Crude Oil Futures	Goldman Sachs		Call	8	65.50	USD	62	04/27/20	(62)
Brent Crude Oil Futures	Goldman Sachs		Call	25	66.50	USD	180	04/27/20	(180)
Brent Crude Oil Futures	Goldman Sachs		Call	25	69.00	USD	147	04/27/20	(147)
Brent Crude Oil Futures	Goldman Sachs		Put	5	9.00	USD	45	05/30/19	(1)
Brent Crude Oil Futures	Goldman Sachs		Put	3	10.00	USD	30	05/30/19	—
Brent Crude Oil Futures	Goldman Sachs		Put	5	9.00	USD	45	08/29/19	(2)
Brent Crude Oil Futures	Goldman Sachs		Put	5	9.00	USD	45	09/27/19	(2)
Brent Crude Oil Futures	Goldman Sachs		Put	5	9.00	USD	45	10/30/19	(2)
Brent Crude Oil Futures	Goldman Sachs		Put	8	65.00	USD	43	04/27/20	(43)
Brent Crude Oil Futures	Goldman Sachs		Put	9	65.25	USD	50	04/27/20	(50)
Brent Crude Oil Futures	Goldman Sachs		Put	8	65.50	USD	45	04/27/20	(45)
Brent Crude Oil Futures	Goldman Sachs		Put	25	66.50	USD	152	04/27/20	(152)
Brent Crude Oil Futures	Goldman Sachs		Put	25	69.00	USD	181	04/27/20	(180)
Corn Futures	Goldman Sachs		Put	8	390.00	USD	15,600	06/21/19	(12)
Corn Futures	Goldman Sachs		Put	8	400.00	USD	16,000	06/21/19	(16)
Crude Oil Futures	Goldman Sachs		Call	12	62.50	USD	750	05/16/19	(27)
Natural Gas Futures	Goldman Sachs		Put	36	2.70	USD	972	05/28/19	(52)
Natural Gas Futures	Goldman Sachs		Put	48	2.75	USD	1,320	05/28/19	(90)
Natural Gas Futures	Goldman Sachs		Put	12	2.40	USD	288	06/25/19	(3)
Natural Gas Futures	Goldman Sachs		Put	12	2.45	USD	294	06/25/19	(4)
Natural Gas Futures	Goldman Sachs		Put	5	32.00	GBP	4,960	06/26/19	(3)
Natural Gas Futures	Goldman Sachs		Put	5	32.00	GBP	4,960	07/26/19	(3)
Natural Gas Futures	Goldman Sachs		Put	5	32.00	GBP	4,800	08/27/19	(3)
Natural Gas Futures	Goldman Sachs		Put	61	13.00	EUR	591	09/26/19	(12)
Wheat Futures	Goldman Sachs		Put	3	410.00	USD	6,150	06/21/19	(4)
Wheat Futures	Goldman Sachs		Put	10	420.00	USD	21,000	06/21/19	(17)
Wheat Futures	Goldman Sachs		Put	1	425.00	USD	2,125	06/21/19	(2)
Wheat Futures	Goldman Sachs		Put	13	440.00	USD	28,600	06/21/19	(15)
Wheat Futures	Goldman Sachs		Put	27	450.00	USD	60,750	06/21/19	(40)
Wheat Futures	Goldman Sachs		Put	19	460.00	USD	43,700	06/21/19	(36)
Total Liability for Options Written (premiums received $1,369)									(1,609)

Total Return Swap Contracts (&)
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount			Terms	Date	$	$	$
Long
Bloomberg Commodity Index	BNP Paribas	USD	32,485 3 Month Treasury Bill(1)			05/11/63	—	(695)	(695)
Bloomberg Commodity Index	Goldman Sachs	USD	48,448 3 Month Treasury Bill(1)			05/11/63	—	(1,041)	(1,041)
Bloomberg Commodity Index	Goldman Sachs	USD	54,281 3 Month Treasury Bill(1)			05/11/63	—	(1,156)	(1,156)
Bloomberg Commodity Index	Macquarie	USD	63,237 3 Month Treasury Bill(1)			01/17/47	—	(1,353)	(1,353)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 621

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts (&)

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Cargill Custom Index (i)	Cargill	USD	71,070	0.078%(1)	02/27/29	—	—	—
Cargill Custom Index (ii)	Cargill	USD	125,738	0.000%(1)	03/01/29	—	—	—
Citi CIXBXM Commodity Index (iii)	Citigroup	USD	8,276	0.170%(1)	05/11/63	—	(3)	(3)
Citi CIXBXM Commodity Index (iv)	Citigroup	USD	8,591	0.170%(1)	05/11/63	—	(7)	(7)
Citi MEHMIDCAL Calendar Swap				Total Return on Underlying
CAL20 (¥)	Citigroup	USD	24	Reference Entity(5)	12/31/21	—	17	17
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	Goldman Sachs	USD	100	Reference Entity(5)	05/11/63	—	(17)	(17)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	Goldman Sachs	USD	120	Reference Entity(5)	05/11/63	—	(26)	(26)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	Goldman Sachs	USD	115	Reference Entity(5)	05/11/63	—	(24)	(24)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	Goldman Sachs	USD	55	Reference Entity(5)	05/11/63	—	(10)	(10)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	Goldman Sachs	USD	125	Reference Entity(5)	05/11/63	—	(26)	(26)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	JPMorgan Chase	USD	55	Reference Entity(5)	12/20/23	—	(9)	(9)
Corn Commodity Calendar Swap				Total Return on Underlying
December 2019 (¥)	JPMorgan Chase	USD	100	Reference Entity(5)	01/17/47	—	(17)	(17)
Credit Suisse PIMCODB Commodity				Total Return on Underlying
Index	Credit Suisse	USD	157	Reference Entity(1)	09/30/19	—	(3)	(3)
EBOB Fuel Ratio Calendar Swap				Total Return on Underlying
CAL20 (¥)	JPMorgan Chase	EUR	2	Reference Entity(5)	12/20/23	—	2	2
EBOB Fuel Ratio Calendar Swap				Total Return on Underlying
CAL20 (¥)	Macquarie	USD	2	Reference Entity(5)	12/20/23	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Macquarie	USD	1	Reference Entity(5)	12/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/19	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/19	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/19	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	BNP Paribas	USD	9	Reference Entity(5)	12/11/23	(2)	—	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	4	Reference Entity(5)	05/11/63	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	05/11/63	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	5	Reference Entity(5)	05/11/63	—	8	8
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	5	Reference Entity(5)	05/11/63	—	8	8
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	4	Reference Entity(5)	05/11/63	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	05/11/63	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	BNP Paribas	USD	1	Reference Entity(5)	12/13/28	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	BNP Paribas	USD	13	Reference Entity(5)	12/20/28	1	—	1
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Goldman Sachs	USD	11	Reference Entity(5)	02/14/20	—	(3)	(3)
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Macquarie	USD	2	Reference Entity(5)	12/20/23	—	—	—
See accompanying notes which are an integral part of the financial statements.
622 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts (&)

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Macquarie	USD	3	Reference Entity(5)	06/20/24	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Morgan Stanley	USD	3	Reference Entity(5)	05/11/63	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Morgan Stanley	USD	3	Reference Entity(5)	05/11/63	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 3Q19 (¥)	Morgan Stanley	USD	4	Reference Entity(5)	05/11/63	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	BNP Paribas	USD	2	Reference Entity(5)	12/31/19	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	Goldman Sachs	USD	11	Reference Entity(5)	05/11/63	—	16	16
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	JPMorgan Chase	USD	4	Reference Entity(5)	05/11/63	—	6	6
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	Macquarie	USD	5	Reference Entity(5)	05/11/63	—	8	8
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	Morgan Stanley	USD	3	Reference Entity(5)	12/31/19	—	3	3
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	Morgan Stanley	USD	6	Reference Entity(5)	05/11/63	—	6	6
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	BNP Paribas	USD	2	Reference Entity(5)	12/20/20	—	3	3
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Goldman Sachs	USD	23	Reference Entity(5)	05/11/63	(3)	29	26
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	JPMorgan Chase	USD	5	Reference Entity(5)	12/20/23	(3)	14	11
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Macquarie	USD	2	Reference Entity(5)	12/31/19	—	3	3
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Macquarie	USD	5	Reference Entity(5)	12/31/19	—	5	5
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Morgan Stanley	USD	6	Reference Entity(5)	06/20/24	—	4	4
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	BNP Paribas	USD	35	Reference Entity(5)	03/18/21	(46)	43	(3)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Goldman Sachs	USD	12	Reference Entity(5)	05/11/63	—	16	16
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	JPMorgan Chase	USD	5	Reference Entity(5)	12/31/20	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	JPMorgan Chase	USD	1	Reference Entity(5)	12/20/23	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Macquarie	USD	6	Reference Entity(5)	12/31/20	—	8	8
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Macquarie	USD	2	Reference Entity(5)	06/20/24	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/20	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	1	Reference Entity(5)	05/11/63	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	4	Reference Entity(5)	05/11/63	—	5	5
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	6	Reference Entity(5)	05/11/63	—	8	8
				Total Return on Underlying
FUELCO Calendar Swap 4Q19 (¥)	BNP Paribas	USD	6	Reference Entity(5)	03/18/24	(2)	—	(2)
				Total Return on Underlying
FUELCO Calendar Swap 4Q19 (¥)	JPMorgan Chase	USD	2	Reference Entity(5)	05/11/63	—	—	—
Goldman Sachs CMDSKEWLS
Commodity Index	Goldman Sachs	USD	3,889	0.250%(1)	05/11/63	—	240	240

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 623

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts (&)

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Goldman Sachs MEHMIDCAL				Total Return on Underlying
Calendar Swap CAL20 (¥)	Goldman Sachs	USD	4	Reference Entity(5)	05/11/63	—	—	—
JETBRENT Ratio Calendar Swap				Total Return on Underlying
2Q19 (¥)	BNP Paribas	USD	1	Reference Entity(5)	12/20/28	—	(5)	(5)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
2Q19 (¥)	Goldman Sachs	EUR	2	Reference Entity(5)	06/20/23	—	(7)	(7)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
3Q19 (¥)	BNP Paribas	USD	2	Reference Entity(5)	12/13/28	—	(3)	(3)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
3Q19 (¥)	BNP Paribas	USD	—	Reference Entity(5)	12/18/28	—	—	—
JETBRENT Ratio Calendar Swap				Total Return on Underlying
3Q19 (¥)	Goldman Sachs	USD	1	Reference Entity(5)	05/11/63	—	(1)	(1)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19 (¥)	BNP Paribas	USD	6	Reference Entity(5)	01/07/29	—	(15)	(15)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19 (¥)	Goldman Sachs	USD	4	Reference Entity(5)	05/11/63	—	(9)	(9)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
K9M9 (¥)	Goldman Sachs	USD	1	Reference Entity(5)	01/17/47	—	(1)	(1)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
Q419 (¥)	BNP Paribas	USD	1	Reference Entity(5)	01/16/29	—	—	—
JETBRENT Ratio Calendar Swap				Total Return on Underlying
Q419 (¥)	BNP Paribas	USD	2	Reference Entity(5)	01/22/29	—	(1)	(1)
JPMorgan JMABCNIC2 Commodity
Index (¥)	JPMorgan Chase	USD	4,802	0.170%(1)	05/11/63	—	(91)	(91)
JPMorgan JMABCT3E Commodity
Index (¥)(v)	JPMorgan Chase	USD	20,958	0.150%(1)	02/14/20	—	(13)	(13)
JPMorgan JMABDEWE Commodity
Index (¥)	JPMorgan Chase	USD	5,022	0.300%(1)	09/17/58	—	54	54
JPMorgan JMABFNJ1 Commodity
Index (¥)(vi)	JPMorgan Chase	USD	12,758	0.350%(1)	02/14/20	13	207	220
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	Citigroup	USD	70	Reference Entity(5)	04/18/29	—	(59)	(59)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	Goldman Sachs	USD	135	Reference Entity(5)	02/14/20	—	(59)	(59)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	JPMorgan Chase	USD	70	Reference Entity(5)	12/20/23	—	(60)	(60)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	JPMorgan Chase	USD	40	Reference Entity(5)	12/20/23	—	(43)	(43)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	JPMorgan Chase	USD	35	Reference Entity(5)	12/20/23	—	(39)	(39)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap June 2019 (¥)	Macquarie	USD	55	Reference Entity(5)	05/11/63	—	(67)	(67)
LLSDUB (Light Louisiana Sweet/				Total Return on Underlying
Dubai Heavy) Calendar Swap (¥)	Goldman Sachs	EUR	4	Reference Entity(5)	06/20/23	—	—	—
LLSDUB (Light Louisiana Sweet/				Total Return on Underlying
Dubai Heavy) Calendar Swap (¥)	JPMorgan Chase	USD	5	Reference Entity(5)	12/20/23	—	(1)	(1)
LLSDUB (Light Louisiana Sweet/				Total Return on Underlying
Dubai Heavy) Calendar Swap (¥)	Macquarie	USD	4	Reference Entity(5)	06/20/24	—	—	—
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	750	Reference Entity(5)	05/12/20	—	6	6
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	599	Reference Entity(5)	06/08/20	—	4	4
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	987	Reference Entity(5)	07/09/19	—	(18)	(18)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	491	Reference Entity(5)	05/12/20	—	(9)	(9)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	381	Reference Entity(5)	06/08/20	—	(6)	(6)

See accompanying notes which are an integral part of the financial statements.

624 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts (&)

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Macquarie MQCP563E Commodity
Index	Macquarie	EUR	2,464	0.950%(1)	06/20/24	—	(1)	(1)
Macquarie PIMCODB Commodity				Total Return on Underlying
Index	Macquarie	USD	5,347	Reference Entity(1)	06/20/24	—	(109)	(109)
Soybeans Commodity Calendar				Total Return on Underlying
Swap October 2019 (¥)	JPMorgan Chase	EUR	120	Reference Entity(5)	12/20/23	—	94	94
Soybeans Commodity Calendar				Total Return on Underlying
Swap October 2019 (¥)	JPMorgan Chase	USD	10	Reference Entity(5)	12/20/23	—	72	72
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 3Q19 (¥)	BNP Paribas	USD	6	Reference Entity(5)	12/17/23	—	2	2
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	120	Reference Entity(5)	06/21/19	—	124	124
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	115	Reference Entity(5)	12/20/23	—	109	109
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	65	Reference Entity(5)	05/11/63	—	67	67
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	100	Reference Entity(5)	05/11/63	—	102	102
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	55	Reference Entity(5)	05/11/63	—	53	53
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	50	Reference Entity(5)	05/11/63	—	39	39
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	125	Reference Entity(5)	05/11/63	—	129	129
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	Goldman Sachs	USD	205	Reference Entity(5)	05/11/63	—	194	194
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	JPMorgan Chase	USD	45	Reference Entity(5)	12/20/23	—	33	33
Wheat Commodity Calendar Swap				Total Return on Underlying
June 2019 (¥)	JPMorgan Chase	USD	60	Reference Entity(5)	12/20/23	—	10	10
Short
Bloomberg Commodity Index	BNP Paribas	EUR	922	3 Month Treasury Bill(1)	12/20/23	(19)	(1)	(20)
Bloomberg Commodity Index	Morgan Stanley	USD	62,127	0.130%(1)	03/15/20	—	(657)	(657)
Total Open Total Return Swap Contracts (å)						(61)	(3,904)	(3,965)

(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

(i)  The Cargill Pro-Alpha Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil July 2019	13	$9,222
Copper July 2019	11.1	7,873
Cotton July 2019	2.1	1,479
Crude Oil July 2019	[14]	9,952
Gas Oil July 2019	4.3	3,087

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 625

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Gold June 2019	7.6	5,391
Heating Oil July 2019	3.6	2,549
Lean Hogs June 2019	[4]	2,836
Live Cattle June 2019	5.4	3,831
Natural Gas (NYMEX) July 2019	10.6	7,510
Nickel July 2019	3.3	2,371
Soybean Meal July 2019	4.4	3,156
Soybeans July 2019	6.5	4,638
Unleaded Gasoline July 2019	[5]	3,530
Zinc July 2019	5.1	3,645
Total Notional Amount		$71,070

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(ii)  The following table represents the individual commodity positions underlying the Cargill custom Index swap contract

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum July 2019	4.3	$5,020
Brent Oil July 2019	9.4	11,025
Coffee July 2019	2.3	2,690
Copper September 2019	8.2	9,687
Corn July 2019	4.6	5,378
Corn September 2019	5.8	6,836
Cotton December 2019	1.5	1,779
Crude Oil July 2019	1.9	2,239
Crude Oil March 2020	9.8	11,650
Crude Oil March 2020	1.8	2,169
Gas Oil December 2019	3.2	3,741
Gold April 2020	12.6	14,993
Heating Oil June 2019	2.6	3,056
Kansas Wheat July 2019	[1]	1,221
Lean Hogs October 2019	2.6	3,053
Live Cattle August 2019	3.8	4,426
Live Cattle August 2019	1.3	1,565
Live Cattle June 2019	5.5	6,515
Live Cattle June 2019	1.6	1,828
London Cocoa July 2019	[0]	45
Natural Gas (NYMEX) September 2019	7.8	9,150
Nickel July 2019	[3]	3,511
Silver July 2019	3.8	4,420
Soybean Meal October 2019	3.3	3,894
Soybeans Oil October 2019	3.1	3,685
Soybeans September 2019	5.7	6,749
Sugar July 2019	3.1	3,676

See accompanying notes which are an integral part of the financial statements.

626 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Unleaded Gasoline October 2019	3.1	3,663
Wheat July 2019	2.7	3,130
Wheat September 2019	1.9	2,189
Zinc June 2019	3.7	4,378
Total Long Futures Contracts		$147,361

Short Futures Contracts
Corn July 2019	(1.5)	$(1,812)
Corn July 2019	(2.3)	(2,689)
Crude Oil July 2019	(1.9)	(2,239)
Crude Oil March 2020	(1.8)	(2,169)
Live Cattle August 2019	(4.0)	(4,695)
Live Cattle June 2019	(8.0)	(9,414)
Live Cattle June 2019	(3.7)	(4,304)
London Cocoa July 2019	0.0	(18)
Wheat July 2019	(1.8)	(2,144)
Total Short Futures Contracts		$(29,484)

Embedded Management Fees	0.0	(50)
Outstanding Swap Contract, at value (^)		$117,827

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^)  The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at time the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

(iii)  The Citi CIXBXMB3 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying position that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index		Notional Amount*
Long Futures Contracts
Coffee December 2019		1.0	$79
Corn December 2019		2.3	191
Crude Oil November 2019		8.5	702
Gas Oil November 2019		2.6	219
Heating Oil November 2019		2.2	179
Natural Gas (NYMEX) November 2019		6.4	528
Unleaded Gasoline November 2019		2.9	244
Wheat December 2019		1.1	92
Total Long Futures Contracts			$2,234

Short Futures Contracts
Coffee September 2019		(1.1)	$(92)
Corn September 2019		(2.3)	(191)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 627

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Crude Oil September 2019	(8.5)	(702)
Gas Oil September 2019	(2.6)	(219)
Heating Oil September 2019	(2.2)	(179)
Natural Gas (NYMEX) September 2019	(6.4)	(528)
Unleaded Gasoline September 2019	(9.7)	(802)
Wheat September 2019	(29.0)	(244)
Total Short Futures Contracts		$(2,957)

Cash	134.8	8,999
Total Notional Amount		$8,276

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iv)  The Citi CIXBXMB2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying position that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil November 2019	11.8	$1,010
Lean Hogs October 2019	1.7	149
Live Cattle October 2019	2.5	213
Total Long Futures Contracts		$1,372

Short Futures Contracts
Brent Oil September 2019	(11.8)	$(1,010)
Lean Hogs August 2019	(1.7)	(149)
Live Cattle August 2019	(2.5)	(213)
Total Short Futures Contracts		$(1,372)

Cash	100.0	8,591
Total Notional Amount		$8,591

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(v)  The JPMorgan JMABFNJ1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying position that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index		Notional Amount*
Long Futures Contracts
Brent Oil October 2019		5.6	$1,449
Cocoa September 2019		4.9	1,019
Cotton December 2019		4.4	915
Crude Oil September 2019		5.3	1,101

See accompanying notes which are an integral part of the financial statements.

628 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Gas Oil September 2019	4.1	855
Heating Oil September 2019	2.8	577
Lead September 2019	5.2	1,090
Natural Gas (NYMEX) September 2019	1.5	323
Propane September 2019	3.0	621
Zinc September 2019	4.3	907
Total Long Futures Contracts		$8,857

Short Futures Contracts
Aluminum September 2019	(2.6)	$(538)
Coffee September 2019	(7.6)	(1,598)
Corn September 2019	(11.1)	(2,319)
Gold December 2019	(2.9)	(617)
Nickel September 2019	(1.8)	(378)
Platinum July 2019	(8.1)	(1,690)
Silver September 2019	(5.6)	(1,174)
Soybeans November 2019	(5.4)	(1,124)
Sugar October 2019	(6.2)	(1,297)
Unleaded Gasoline September 2019	(3.5)	(725)
Wheat September 2019	(1.0)	(200)
Total Short Futures Contracts		$(11,660)

Cash	114.7	23,761
Total Notional Amount		$20,958

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vi)  The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying position that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Lean Hogs June 2019	3.1	$391
Live Cattle August 2019	1.9	240
Total Long Futures Contracts		$631

Short Futures Contracts
Lean Hogs June 2019	(6.3)	$(806)
Live Cattle August 2019	(1.9)	(237)
Total Short Futures Contracts		$(1,043)

Cash	103.2	13,170
Total Notional Amount		$12,758

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 629

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Corporate Bonds and Notes	$—	$38,873	$—	$—	$38,873	7.2
International Debt	—	13,185	—	—	13,185	2.4
Mortgage-Backed Securities	—	1,092	—	—	1,092	0.2
United States Government Treasuries	—	215	—	—	215	—*
Options Purchased	875	—	—	—	875	0.2
Short-Term Investments	—	260,672	—	228,261	488,933	90.0
Total Investments	875	314,037	—	228,261	543,173	100.0
Other Assets and Liabilities, Net						—*
						100.0
Other Financial Instruments
Assets
Futures Contracts	10,479	—	—	—	10,479	1.9
Total Return Swap Contracts	—	1,732	—	—	1,732	0.3

Liabilities
Futures Contracts	(7,905)	—	—	—	(7,905)	(1.5)
Options Written	(1,580)	—	(29)	—	(1,609)	(0.3)
Total Return Swap Contracts	—	(5,697)	—	—	(5,697)	(1.0)
Total Other Financial Instruments**	$994	$(3,965)	$(29)	$—	$(3,000)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

630 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Commodity
Derivatives not accounted for as hedging instruments		Contracts

Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value*		$875
Variation margin on futures contracts**		10,479
Total return swap contracts, at fair value		1,732
Total		$13,086

Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**		$7,905
Options written, at fair value		1,609
Total return swap contracts, at fair value		5,697
Total		$15,211
	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments***	$—	$7
Futures contracts	—	(128)
Options written	—	578
Total return swap contracts	—	(22,599)
Interest rate swap contracts	(2,180)	—
Total	$(2,180)	$(22,142)

Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$(3)
Futures contracts	—	2,725
Options written	—	(528)
Total return swap contracts	—	7,583
Total	$—	$9,777

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 631

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized Assets and		of Assets and
Description	- Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$875	$ — $	875
Total Return Swap Contracts	Total return swap contracts, at fair value		1,732	—	1,732
Total Financial and Derivative Assets			2,607	—	2,607
Financial and Derivative Assets not subject to a netting agreement			(875)	—	(875)
Total Financial and Derivative Assets subject to a netting agreement			$1,732	$ — $	1,732

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments Received^		Net Amount
BNP Paribas		$8	$8	$—	$—
Citigroup		17	17	—	—
Goldman Sachs		1,113	1,113	—	—
JPMorgan Chase		503	273	160	70
Macquarie		29	29	—	—
Morgan Stanley		58	32	26	—
Societe Generale		4	4	—	—
Total		$1,732	$1,476	$186	$70

See accompanying notes which are an integral part of the financial statements.

632 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized Assets and	of Assets and
Description	- Liabilities		Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value		$1,609	$—	$1,609
Total Return Swap Contracts	Total return swap contracts, at fair value		5,697	—	5,697
Total Financial and Derivative Liabilities			7,306	—	7,306
Financial and Derivative Liabilities not subject to a netting agreement			(443)	—	(443)
Total Financial and Derivative Liabilities subject to a netting agreement			$6,863	$—	$6,863

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative Collateral
Counterparty		Liabilities	Instruments Pledged^ Net Amount
BNP Paribas		$746	$8	$—	$738
Citigroup		69	17	—	52
Credit Suisse		3	—	—	3
Goldman Sachs		3,546	1,113	2,433	—
JPMorgan Chase		273	273	—	—
Macquarie		1,531	29	—	1,502
Morgan Stanley		689	32	627	30
Societe Generale		6	4	—	2
Total		$6,863	$1,476	$3,060	$2,327

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 633

Russell Investment Company
Commodity Strategies Fund

l
Consolidated Statement of Assets and Liabilities(†) — April 30, 2019
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$542,596
Investments, at fair value(>)	543,173
Receivables:
Dividends and interest	510
Dividends from affiliated funds	480
Investments sold	2,577
Fund shares sold	417
From broker(a)(b)	9,516
Variation margin on futures contracts	6,829
Prepaid expenses	3
Total return swap contracts, at fair value(8)	1,732
Total assets	565,237

Liabilities
Payables:
Due to broker (c)	2,240
Investments purchased	4,786
Fund shares redeemed	810
Accrued fees to affiliates	416
Other accrued expenses	257
Variation margin on futures contracts	6,174
Options written, at fair value(x)	1,609
Total return swap contracts, at fair value(8)	5,697
Total liabilities	21,989

Net Assets	$543,248

(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

634 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2019
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(25,084)
Shares of beneficial interest	1,028
Additional paid-in capital	567,304
Net Assets	$543,248

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$5.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$5.52
Class A — Net assets	$5,419,614
Class A — Shares outstanding ($. 01 par value)	1,041,384
Net asset value per share: Class C(#)	$4.99
Class C — Net assets	$1,732,163
Class C — Shares outstanding ($. 01 par value)	347,064
Net asset value per share: Class E(#)	$5.26
Class E — Net assets	$155,015
Class E — Shares outstanding ($. 01 par value)	29,450
Net asset value per share: Class M(#)	$5.26
Class M — Net assets	$28,312,247
Class M — Shares outstanding ($. 01 par value)	5,379,907
Net asset value per share: Class S(#)	$5.27
Class S — Net assets	$375,916,664
Class S — Shares outstanding ($. 01 par value)	71,265,384
Net asset value per share: Class Y(#)	$5.32
Class Y — Net assets	$131,712,507
Class Y — Shares outstanding ($. 01 par value)	24,735,778
Amounts in thousands
(x) Premiums received on options written	$1,369
(>) Investments in affiliates, U. S. Cash Management Fund	$228,261
(8) Total return swap contracts - premiums paid (received)	$(61)

(a) Receivable from Broker for Futures	$2,336
(b) Receivable from Broker for Swaps	$7,180
(c) Due to Broker for Swaps	$2,240
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 635

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$11
Dividends from affiliated funds	2,998
Interest	3,978
Total investment income	6,987

Expenses
Advisory fees	4,251
Administrative fees	165
Custodian fees	187
Distribution fees - Class A	7
Distribution fees - Class C	7
Transfer agent fees - Class A	5
Transfer agent fees - Class C	2
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	19
Transfer agent fees - Class S	386
Transfer agent fees - Class Y	3
Professional fees	88
Registration fees	55
Shareholder servicing fees - Class C	2
Shareholder servicing fees - Class E	—**
Trustees’ fees	11
Printing fees	102
Miscellaneous	42
Expenses before reductions	5,332
Expense reductions	(2,192)
Net expenses	3,140
Net investment income (loss)	3,847

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,174
Investments in affiliated funds	10
Futures contracts	(128)
Options written	578
Total return swap contracts	(22,599)
Interest rate swap contracts	(2,180)
Net realized gain (loss)	(23,145)
Net change in unrealized appreciation (depreciation) on:
Investments	871
Investments in affiliated funds	39
Futures contracts	2,725
Options written	(528)
Total return swap contracts	7,583

See accompanying notes which are an integral part of the financial statements.

636 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations, continued(†) — For the Period Ended April 30,
2019 (Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	10,690
Net realized and unrealized gain (loss)	(12,455)
Net Increase (Decrease) in Net Assets from Operations	$(8,608)

** Less than $500.
(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 637

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,847	$4,564
Net realized gain (loss)	(23,145)	3,976
Net change in unrealized appreciation (depreciation)	10,690	(20,121)
Net increase (decrease) in net assets from operations	(8,608)	(11,581)

Distributions
To shareholders
Class A	(50)	(72)
Class C	—	(6)
Class E	(1)	—
Class M	(204)	(236)
Class S	(4,823)	(6,715)
Class Y	(1,809)	(2,732)
Net decrease in net assets from distributions	(6,887)	(9,761)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(85,485)	(30,279)
Total Net Increase (Decrease) in Net Assets	(100,980)	(51,621)

Net Assets
Beginning of period	644,228	695,849
End of period	$543,248	$644,228

(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund
Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated.
Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

638 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	30	$155	408	$2,254
Proceeds from reinvestment of distributions	10	50	13	72
Payments for shares redeemed	(344)	(1,787)	(334)	(1,835)
Net increase (decrease)	(304)	(1,582)	87	491
Class C
Proceeds from shares sold	5	25	29	156
Proceeds from reinvestment of distributions	—	—	1	6
Payments for shares redeemed	(63)	(311)	(193)	(1,027)
Net increase (decrease)	(58)	(286)	(163)	(865)
Class E
Proceeds from shares sold	1	8	2	9
Proceeds from reinvestment of distributions	—**	1	—	—
Payments for shares redeemed	(3)	(17)	(3)	(17)
Net increase (decrease)	(2)	(8)	(1)	(8)
Class M
Proceeds from shares sold	2,641	13,857	1,426	8,037
Proceeds from reinvestment of distributions	40	204	43	236
Payments for shares redeemed	(426)	(2,226)	(859)	(4,823)
Net increase (decrease)	2,255	11,835	610	3,450
Class S
Proceeds from shares sold	4,846	25,294	18,925	106,695
Proceeds from reinvestment of distributions	944	4,803	1,217	6,692
Payments for shares redeemed	(23,100)	(120,636)	(19,661)	(111,023)
Net increase (decrease)	(17,310)	(90,539)	481	2,364
Class Y
Proceeds from shares sold	616	3,209	778	4,395
Proceeds from reinvestment of distributions	352	1,809	492	2,732
Payments for shares redeemed	(1,867)	(9,923)	(7,435)	(42,838)
Net increase (decrease)	(899)	(4,905)	(6,165)	(35,711)
Total increase (decrease)	(16,318)	$(85,485)	(5,151)	$(30,279)

**     Less than 500 shares.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 639

Russell Investment Company
Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	5.32	. 03	(. 11)	(. 08)	(. 04)	—
October 31, 2018	5.50	. 02	(. 14)	(. 12)	(. 06)	—
October 31, 2017	5.40	(. 03)	. 13	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.64	(. 09)	(1.97)	(2.06)	—	—
October 31, 2014	8.35	(. 12)	(. 59)	(. 71)	—(f)	—(f)

Class C
April 30, 2019*	5.07	. 01	(. 09)	(. 08)	—	—
October 31, 2018	5.24	(. 02)	(. 14)	(. 16)	(. 01)	—
October 31, 2017	5.18	(. 07)	. 13	. 06	—	—
October 31, 2016	5.40	(. 09)	(. 13)	(. 22)	—	—
October 31, 2015	7.44	(. 13)	(1.91)	(2.04)	—	—
October 31, 2014	8.20	(. 18)	(. 58)	(. 76)	—(f)	—(f)

Class E
April 30, 2019*	5.38	. 03	(. 10)	(. 07)	(. 05)	—
October 31, 2018	5.50	. 02	(. 14)	(. 12)	—	—
October 31, 2017	5.40	(. 04)	. 14	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.63	(. 09)	(1.96)	(2.05)	—	—
October 31, 2014	8.35	(. 12)	(. 60)	(. 72)	—(f)	—(f)

Class M
April 30, 2019*	5.39	. 04	(. 10)	(. 06)	(. 07)	—
October 31, 2018	5.58	. 04	(. 14)	(. 10)	(. 09)	—
October 31, 2017(9)	5.46	—(f)	. 12	. 12	—	—

Class S
April 30, 2019*	5.40	. 03	(. 10)	(. 07)	(. 06)	—
October 31, 2018	5.59	. 03	(. 14)	(. 11)	(. 08)	—
October 31, 2017	5.47	(. 01)	. 13	. 12	—	—
October 31, 2016	5.64	(. 04)	(. 13)	(. 17)	—	—
October 31, 2015	7.69	(. 07)	(1.98)	(2.05)	—	—
October 31, 2014	8.40	(. 10)	(. 61)	(. 71)	—(f)	—(f)

Class Y
April 30, 2019*	5.46	. 04	(. 11)	(. 07)	(. 07)	—
October 31, 2018	5.65	. 04	(. 14)	(. 10)	(. 09)	—
October 31, 2017	5.52	—(f)	. 13	. 13	—	—
October 31, 2016	5.68	(. 03)	(. 13)	(. 16)	—	—
October 31, 2015	7.73	(. 06)	(1.99)	(2.05)	—	—
October 31, 2014	8.42	(. 08)	(. 61)	(. 69)	—(f)	—(f)

See accompanying notes which are an integral part of the financial statements.

640 Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 04)	5.20	(1.39)	5,420	2.16	1.39	1.06	57
(. 06)	5.32	(2.18)	7,151	2.12	1.40	. 38	610
—	5.50	1.85	6,920	2.11	1.41	(. 51)	—
—	5.40	(3.23)	7,027	2.13	1.46	(1.07)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
—(f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302

—	4.99	(1.58)	1,732	2.91	2.14	. 32	57
(. 01)	5.07	(3.04)	2,056	2.87	2.15	(. 41)	610
—	5.24	1.16	2,978	2.86	2.16	(1.27)	—
—	5.18	(4.07)	4,210	2.87	2.21	(1.82)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
—(f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302

(. 05)	5.26	(1.34)	155	2.16	1.39	1.07	57
—	5.38	(2.18)	167	2.12	1.40	. 36	610
—	5.50	1.85	178	2.09	1.38	(. 69)	—
—	5.40	(3.23)	9,775	2.12	1.46	(1.07)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
—(f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302

(. 07)	5.26	(1.13)	28,312	1.93	1.04	1.43	57
(. 09)	5.39	(1.89)	16,844	1.87	1.05	. 74	610
—	5.58	2.20	14,041	1.87	1.06	(. 06)	—

(. 06)	5.27	(1.07)	375,917	1.91	1.14	1.31	57
(. 08)	5.40	(2.06)	478,145	1.87	1.15	. 62	610
—	5.59	2.19	492,180	1.86	1.16	(. 25)	—
—	5.47	(3.01)	500,004	1.87	1.21	(. 82)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
—(f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302

(. 07)	5.32	(1.03)	131,712	1.73	. 96	1.50	57
(. 09)	5.46	(2.02)	139,865	1.68	. 96	. 78	610
—	5.65	2.36	179,552	1.66	. 97	(. 07)	—
—	5.52	(2.82)	189,499	1.68	1.02	(. 62)	—
—	5.68	(26.52)	175,230	1.64	1.04	(. 95)	—
—(f)	7.73	(8.19)	219,596	1.63	1.08	(. 97)	302

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 641

Russell Investment Company
Commodity Strategies Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$325,655
Administration fees			21,882
Distribution fees			2,224
Shareholder servicing fees			398
Transfer agent fees			63,558
Trustee fees			2,281
			$415,998
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$260,889 $	754,826 $	787,503 $	10 $	39 $ 228,261 $		2,998	$—
	$260,889 $	754,826 $	787,503 $	10 $	39 $ 228,261 $		2,998	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$659,194,861
Unrealized Appreciation	$989,334
Unrealized Depreciation	(8,879,997)
Net Unrealized Appreciation (Depreciation)	$(7,890,663)

See accompanying notes which are an integral part of the financial statements.

642 Commodity Strategies Fund

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,132.80	$1,018.05
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.19	$6.80

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,128.50	$1,014.33
	Expenses Paid During Period*	$11.14	$10.54
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,131.60	$1,018.05
of other funds.	Expenses Paid During Period*	$7.19	$6.80

* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Infrastructure Fund 643

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,133.80	$1,019.74
Expenses Paid During Period*	$5.40	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,134.00	$1,019.29
Expenses Paid During Period*	$5.87	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,135.00	$1,020.13
Expenses Paid During Period*	$4.98	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

644 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.3%			Jiangsu Expressway Co. , Ltd. Class H	4,210,962	5,987
Australia - 8.5%					16,676
APA Group	217,515	1,475
Atlas Arteria, Ltd.	311,648	1,537	Colombia - 0.0%
Aurizon Holdings, Ltd.	806,759	2,707	Interconexion Electrica SA	47,283	231
AusNet Services(Æ)	897,439	1,123
NEXTDC, Ltd. (Æ)	123,548	557	France - 7.3%
Spark Infrastructure Group	1,879,505	3,000	Aeroports de Paris	55,190	11,242
Sydney Airport	1,107,977	5,952	Eiffage SA	19,893	2,082
Transurban Group - ADR(Æ)	3,253,709	30,828	Engie SA	102,447	1,518
Viva Energy(ö)	147,328	256	Eutelsat Communications SA	63,234	1,141
		47,435	Getlink SE	936,310	15,101
			Suez Environnement Co.	14,651	206
Austria - 0.3%			Vinci SA(Ñ)	89,950	9,104
Flughafen Wien AG	30,343	1,335			40,394
Oesterreichische Post AG	5,601	219
		1,554	Germany - 0.6%
			Fraport AG Frankfurt Airport Services
Belgium - 0.0%			Worldwide	35,591	2,952
Elia System Operator SA	3,194	215	Hamburger Hafen und Logistik AG	6,820	172
					3,124
Brazil - 1.2%
Alupar Investimento SA	37,178	222	Hong Kong - 0.6%
CCR SA	949,281	2,830	CK Infrastructure Holdings, Ltd.	82,915	673
Companhia de Saneamento do Parana			CLP Holdings, Ltd.	125,688	1,427
SANEPAR	5,842	117	HKBN, Ltd.	126,295	226
EDP - Energias do Brasil SA	144,900	647	HKT Trust / HKT, Ltd.	1,500	2
Rumo SA(Æ)	351,295	1,622	Hong Kong & China Gas Co. , Ltd.	510,124	1,216
Transmissora Alianca de Energia			MTR Corp. , Ltd.	463	3
Eletrica SA	109,897	736	Power Assets Holdings, Ltd.	12,257	86
Ultrapar Participacoes SA	52,926	283			3,633
		6,457
			India - 0.1%
Canada - 9.2%			Power Grid Corp. of India, Ltd.	150,925	404
Emera, Inc.	72,693	2,730
Enbridge, Inc.	449,643	16,610	Italy - 6.4%
Fortis, Inc.	25,155	930	Atlantia SpA	791,073	21,581
Gibson Energy, Inc.	1,896	31	Enav SpA(Þ)	274,447	1,500
Hydro One, Ltd. (Þ)	360,593	5,836	Enel SpA	313,686	1,987
Inter Pipeline, Ltd.	6,513	106	Hera SpA	71,751	256
Kinder Morgan Canada, Ltd. (Þ)	9,407	105	Infrastrutture Wireless Italiane SpA(Þ)	280,275	2,324
Pembina Pipeline Corp.	117,002	4,183	Iren SpA - ADR	368,453	861
TransCanada Corp.	426,042	20,335	Italgas SpA	165,445	1,033
Westshore Terminals Investment Corp.	29,822	468	Snam Rete Gas SpA	275,692	1,403
		51,334	Societa Iniziative Autostradali e Servizi
			SpA	35,831	591
Chile - 0.2%			Terna Rete Elettrica Nazionale SpA	660,105	3,957
Aguas Andinas SA Class A	1,284,234	740			35,493
Enel Chile SA - ADR	52,925	266
		1,006	Japan - 2.7%
			ARTERIA Networks Corp.	6,435	62
China - 3.0%			Central Japan Railway Co.	4,681	1,007
Beijing Enterprises Holdings, Ltd.	18,500	98	East Japan Railway Co.	66,701	6,279
China Everbright International, Ltd.	435,433	427	Japan Airport Terminal Co. , Ltd.	2,900	122
China Merchants Port Holdings Co. , Ltd.	1,103,365	2,230	Kamigumi Co. , Ltd.	19,209	459
COSCO Shipping Ports, Ltd.	2,268,818	2,263	Osaka Gas Co. , Ltd.	92,700	1,706
ENN Energy Holdings, Ltd.	197,218	1,864	Tokyo Gas Co. , Ltd.	93,200	2,369
Guangdong Investment, Ltd.	2,031,188	3,807

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 645

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Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
West Japan Railway Co.	37,400	2,783	Gas Natural SDG SA	44,841	1,274
		14,787	Iberdrola SA	873,371	7,939
			Red Electrica Corp. SA	29,690	616
Malaysia - 0.0%					44,087
Westports Holdings BHD	159,306	147
			Switzerland - 0.5%
Mexico - 2.8%			Flughafen Zurich AG	18,021	2,977
ALEATICA SAB de CV	603,108	657
Grupo Aeroportuario del Centro Norte			United Kingdom - 4.2%
SAB de CV - ADR	10,129	498	National Grid PLC	896,921	9,798
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC - ADR	21,570	1,180
CV Class B	671,304	6,826	Scottish & Southern Energy PLC	347,634	5,189
Grupo Aeroportuario del Pacifico SAB de			Severn Trent PLC Class H	179,382	4,765
CV - ADR	30,133	3,055	United Utilities Group PLC	209,955	2,269
Grupo Aeroportuario del Sureste SAB de					23,201
CV - ADR	9,887	1,627
Infraestructura Energetica Nova SAB			United States - 36.1%
de CV	161,350	705	Alliant Energy Corp.	170,974	8,075
Promotora y Operadora de			Ameren Corp.	22,948	1,670
Infraestructura SAB de CV	159,438	1,622	American Electric Power Co. , Inc.	97,123	8,309
Promotora y Operadora de			American Tower Corp. (ö)	3,430	670
Infraestructura SAB de CV Class L	22,710	149	American Water Works Co. , Inc.	18,057	1,954
Telesites SAB de CV(Æ)	321,481	218	Antero Midstream Corp.	38,362	468
		15,357	AquaVenture Holdings, Ltd. (Æ)	4,007	78
			Atmos Energy Corp.	43,879	4,491
Netherlands - 0.6%			Brookfield Infrastructure Partners, LP	15,315	634
InterXion Holding NV(Æ)	13,829	957	Buckeye Partners, LP	21,588	722
Koninklijke Vopak NV	50,721	2,269	CenterPoint Energy, Inc.	34,658	1,074
		3,226	Cheniere Energy, Inc. (Æ)	63,742	4,102
			CMS Energy Corp.	91,059	5,058
New Zealand - 1.5%			Consolidated Edison, Inc.	8,018	691
Auckland International Airport, Ltd.	1,202,188	6,401	Crown Castle International Corp. (ö)	43,390	5,458
Infratil, Ltd.	235,450	684	CyrusOne, Inc. (ö)	19,995	1,113
Port of Tauranga, Ltd.	291,717	1,151	Digital Realty Trust, Inc. (ö)	20,961	2,467
		8,236	Dominion Energy, Inc.	189,003	14,718
			DTE Energy Co.	21,229	2,669
Philippines - 0.0%			Duke Energy Corp.	86,341	7,867
International Container Terminal			Edison International	18,502	1,180
Services, Inc.	62,474	152	Energy Transfer Equity, LP	49,018	741
			Entergy Corp.	13,671	1,325
Portugal - 0.0%			Enterprise Products Partners, LP	171,178	4,901
REN - Redes Energeticas Nacionais			Equinix, Inc. (Æ)(ö)	2,807	1,276
SGPS SA	14,536	42	Evergy, Inc.	79,454	4,594
			Eversource Energy(Æ)	62,526	4,481
Singapore - 0.6%			FirstEnergy Corp.	55,554	2,335
CitySpring Infrastructure Trust	834,316	292	Genesee & Wyoming, Inc. Class A(Æ)	8,038	713
ComfortDelGro Corp. , Ltd.	399,953	791	Kinder Morgan, Inc.	1,104,276	21,942
Keppel DC REIT(ö)	573,693	637	Macquarie Infrastructure Corp.	22,320	904
NetLink NBN Trust	1,237,762	755	Magellan Midstream Partners, LP	45,148	2,800
Parkway Life Real Estate Investment			MPLX, LP	4,428	143
Trust(Æ)(ö)	443,309	942	NextEra Energy, Inc.	118,462	23,034
		3,417	NiSource, Inc.	133,911	3,720
			Norfolk Southern Corp.	3,553	725
Spain - 7.9%			ONE Gas, Inc.	4,577	405
Abertis Infraestructuras SA(Æ)(Š)	90,641	755	ONEOK, Inc.	51,413	3,492
Aena SA(Þ)	137,790	25,616	PG&E Corp. (Æ)	32,690	736
Cellnex Telecom SA(Æ)(Þ)	28,546	878	Plains GP Holdings, LP Class A(Æ)	42,639	1,006
Ferrovial SA	284,506	7,009

See accompanying notes which are an integral part of the financial statements.

646 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
PNM Resources, Inc.	13,595		631	Net Assets - 100.0%	555,970
Portland General Electric Co.	23,188		1,213
Progressive Waste Solutions, Ltd.	47,879		4,442
QTS Realty Trust, Inc. Class A(ö)	9,112		413
Republic Services, Inc. Class A	17,897		1,482
SBA Communications Corp. (Æ)(ö)	21,278		4,335
Sempra Energy	8,275		1,059
SJW Group	4,290		266
Southern Co. (The)	33,251		1,770
Southwest Gas Holdings, Inc.	6,452		537
Targa Resources Corp.	28,127		1,129
UGI Corp.	47,765		2,604
Union Pacific Corp.	15,109		2,675
Unitil Corp.	2,547		145
Waste Management, Inc.	7,103		762
WEC Energy Group, Inc. (Æ)	33,769		2,648
Williams Cos. , Inc. (The)	550,516		15,596
Xcel Energy, Inc.	111,361		6,292
			200,740

Total Common Stocks
(cost $418,066)			524,325

Investments in Other Funds - 0.1%
3i Infrastructure PLC	99,502		374
Total Investments in Other Funds
(cost $323)			374

Preferred Stocks - 0.0%
Brazil - 0.0%
Cia de Transmissao de Energia Eletrica
Paulista
14.7342% (Ÿ)	2,876		15

Total Preferred Stocks
(cost $14)			15

Short-Term Investments - 4.5%
United States - 4.5%
U. S. Cash Management Fund(@)	24,901,748	(8)	24,907
Total Short-Term Investments
(cost $24,906)			24,907

Other Securities - 0.8%
U. S. Cash Collateral Fund(×)(@)	4,644,240	(8)	4,644
Total Other Securities
(cost $4,644)			4,644

Total Investments 99.7%
(identified cost $447,953)			554,265

Other Assets and Liabilities, Net
- 0.3%			1,705

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 647

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
6.5%
Aena SA	02/11/15	EUR	137,790	125.57	17,541	25,616
Cellnex Telecom SA	12/28/16	EUR	28,546	18.00	514	878
Enav SpA	06/07/17	EUR	274,447	5.00	1,351	1,500
Hydro One, Ltd.	05/19/17	CAD	360,593	16.22	5,934	5,836
Infrastrutture Wireless Italiane SpA	06/18/15	EUR	280,275	5.62	1,633	2,324
Kinder Morgan Canada, Ltd.	01/24/19	CAD	9,407	10.93	103	105
						36,259
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

648 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			22	EUR	1,220	05/19	16
DAX Index Futures			2	EUR	618	06/19	4
Euro STOXX 50 Index Futures			35	EUR	1,208	06/19	46
FTSE 100 Index Futures			12	GBP	885	06/19	9
Hang Seng Index Futures			8	HKD	11,787	05/19	(4)
IBEX 35 Index Futures			43	EUR	4,111	05/19	37
S&P Utilities Select Sector Index Futures			187	USD	11,057	06/19	174
S&P/TSX 60 Index Futures			20	CAD	3,974	06/19	42
SPI 200 Index Futures			22	AUD	3,467	06/19	38
TOPIX Index Futures			3	JPY	48,450	06/19	(4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							358

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	13		EUR	11	05/03/19	—
Bank of America	EUR	77		USD	86	05/03/19	—
Bank of America	HKD	1,580		USD	202	06/19/19	—
Bank of America	JPY	16,290		USD	146	06/19/19	(1)
Bank of America	NZD	19		USD	13	05/01/19	—
Bank of Montreal	USD	474		AUD	670	06/19/19	(1)
Bank of Montreal	USD	511		CAD	680	06/19/19	(3)
Bank of Montreal	USD	1,864		EUR	1,636	06/19/19	(21)
Bank of Montreal	USD	5,456		EUR	4,790	06/19/19	(62)
Bank of Montreal	USD	228		GBP	173	06/19/19	(3)
Bank of Montreal	USD	408		HKD	3,195	06/19/19	—
Bank of Montreal	USD	114		JPY	12,612	06/19/19	—
Bank of Montreal	CHF	833		USD	836	06/19/19	14
Brown Brothers Harriman	USD	23		AUD	33	05/02/19	—
Brown Brothers Harriman	USD	655		AUD	920	06/19/19	(5)
Brown Brothers Harriman	USD	48		CAD	65	05/01/19	—
Brown Brothers Harriman	USD	148		CAD	200	05/01/19	1
Brown Brothers Harriman	USD	119		CAD	159	05/02/19	—
Brown Brothers Harriman	USD	547		CAD	733	05/02/19	—
Brown Brothers Harriman	USD	298		CAD	400	06/19/19	1
Brown Brothers Harriman	USD	11		EUR	10	05/02/19	—
Brown Brothers Harriman	USD	417		EUR	370	06/19/19	—
Brown Brothers Harriman	USD	494		EUR	440	06/19/19	1
Brown Brothers Harriman	USD	1,877		EUR	1,640	06/19/19	(29)
Brown Brothers Harriman	USD	194		GBP	150	06/19/19	2
Brown Brothers Harriman	USD	289		GBP	220	06/19/19	(1)
Brown Brothers Harriman	USD	189		HKD	1,480	06/19/19	—
Brown Brothers Harriman	USD	558		HKD	4,370	06/19/19	(1)
Brown Brothers Harriman	AUD	150		USD	107	06/19/19	1
Brown Brothers Harriman	AUD	150		USD	107	06/19/19	1
Brown Brothers Harriman	AUD	310		USD	221	06/19/19	2
Brown Brothers Harriman	AUD	470		USD	332	06/19/19	1

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 649

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	CAD	222	USD	165	05/01/19	(1)
Brown Brothers Harriman	CAD	463	USD	346	05/02/19	—
Brown Brothers Harriman	CAD	200	USD	150	06/19/19	1
Brown Brothers Harriman	CAD	400	USD	298	06/19/19	(1)
Brown Brothers Harriman	EUR	106	USD	119	05/02/19	—
Brown Brothers Harriman	EUR	450	USD	508	06/19/19	1
Brown Brothers Harriman	EUR	660	USD	748	06/19/19	4
Brown Brothers Harriman	GBP	70	USD	92	06/19/19	—
Brown Brothers Harriman	GBP	70	USD	91	06/19/19	(1)
Brown Brothers Harriman	HKD	1,400	USD	179	06/19/19	—
Brown Brothers Harriman	HKD	1,430	USD	183	06/19/19	—
Brown Brothers Harriman	HKD	1,470	USD	188	06/19/19	—
Brown Brothers Harriman	HKD	1,490	USD	190	06/19/19	—
Brown Brothers Harriman	NZD	22	USD	15	05/02/19	—
Brown Brothers Harriman	NZD	24	USD	16	05/02/19	—
Citigroup	USD	474	AUD	670	06/19/19	(1)
Citigroup	USD	512	CAD	680	06/19/19	(3)
Citigroup	USD	1,863	EUR	1,636	06/19/19	(21)
Citigroup	USD	5,454	EUR	4,790	06/19/19	(61)
Citigroup	USD	228	GBP	173	06/19/19	(3)
Citigroup	USD	408	HKD	3,195	06/19/19	—
Citigroup	USD	114	JPY	12,612	06/19/19	—
Citigroup	CAD	190	USD	142	06/19/19	—
Citigroup	CHF	833	USD	835	06/19/19	14
Citigroup	EUR	540	USD	614	06/19/19	6
Credit Suisse	EUR	20	USD	22	05/02/19	—
JPMorgan Chase	USD	1	NZD	1	05/01/19	—
Royal Bank of Canada	USD	473	AUD	670	06/19/19	(1)
Royal Bank of Canada	USD	1,006	AUD	1,400	06/19/19	(18)
Royal Bank of Canada	USD	426	CAD	570	06/19/19	—
Royal Bank of Canada	USD	511	CAD	680	06/19/19	(2)
Royal Bank of Canada	USD	1,332	CAD	1,780	06/19/19	(2)
Royal Bank of Canada	USD	1,864	EUR	1,636	06/19/19	(21)
Royal Bank of Canada	USD	3,622	EUR	3,190	06/19/19	(29)
Royal Bank of Canada	USD	5,456	EUR	4,790	06/19/19	(62)
Royal Bank of Canada	USD	228	GBP	173	06/19/19	(3)
Royal Bank of Canada	USD	484	GBP	370	06/19/19	—
Royal Bank of Canada	USD	408	HKD	3,195	06/19/19	—
Royal Bank of Canada	USD	770	HKD	6,030	06/19/19	—
Royal Bank of Canada	USD	114	JPY	12,612	06/19/19	—
Royal Bank of Canada	USD	293	JPY	32,680	06/19/19	1
Royal Bank of Canada	USD	100	NZD	149	05/02/19	—
Royal Bank of Canada	AUD	10	USD	7	05/02/19	—
Royal Bank of Canada	CAD	390	USD	293	06/19/19	2
Royal Bank of Canada	CHF	833	USD	836	06/19/19	14
Royal Bank of Canada	EUR	260	USD	297	06/19/19	4
Royal Bank of Canada	EUR	540	USD	612	06/19/19	4
Royal Bank of Canada	EUR	700	USD	796	06/19/19	8
Royal Bank of Canada	GBP	80	USD	105	06/19/19	1
Royal Bank of Canada	GBP	80	USD	106	06/19/19	1
Royal Bank of Canada	SGD	118	USD	86	05/03/19	—
State Street	USD	220	CAD	295	05/01/19	1

See accompanying notes which are an integral part of the financial statements.

650 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street		USD	63	CAD		84	05/02/19	—
State Street		AUD	160		USD	114	06/19/19	1
State Street		AUD	460		USD	328	06/19/19	4
State Street		CAD	190		USD	142	06/19/19	—
State Street		EUR	202		USD	227	05/03/19	—
State Street		GBP	70		USD	92	06/19/19	—
State Street		HKD	1,510		USD	193	06/19/19	—
State Street		MYR	12		USD	3	05/02/19	—
State Street		PHP	2,195		USD	42	05/02/19	—
State Street		PHP	581		USD	11	05/03/19	—
State Street		SGD	148		USD	109	05/02/19	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(266)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total	% of Net Assets
Common Stocks
Australia	$—	$47,435		$—		$—	$47,435	8.5
Austria	—	1,554		—		—	1,554	0.3
Belgium	—	215		—		—	215	— *
Brazil	6,457	—		—		—	6,457	1.2
Canada	51,334	—		—		—	51,334	9.2
Chile	1,006	—		—		—	1,006	0.2
China	—	16,676		—		—	16,676	3.0
Colombia	231	—		—		—	231	— *
France	—	40,394		—		—	40,394	7.3
Germany	—	3,124		—		—	3,124	0.6
Hong Kong	—	3,633		—		—	3,633	0.6
India	—	404		—		—	404	0.1
Italy	—	35,493		—		—	35,493	6.4
Japan	—	14,787		—		—	14,787	2.7
Malaysia	—	147		—		—	147	— *
Mexico	15,357	—		—		—	15,357	2.8
Netherlands	957	2,269		—		—	3,226	0.6
New Zealand	—	8,236		—		—	8,236	1.5
Philippines	—	152		—		—	152	— *
Portugal	—	42		—		—	42	— *
Singapore	—	3,417		—		—	3,417	0.6
Spain	—	43,332		755		—	44,087	7.9
Switzerland	—	2,977		—		—	2,977	0.5
United Kingdom	1,180	22,021		—		—	23,201	4.2

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 651

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Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
United States	200,740	—	—	—	200,740	36.1
Investments in Other Funds	—	374	—	—	374	0.1
Preferred Stocks	15	—	—	—	15	— *
Short-Term Investments	—	—	—	24,907	24,907	4.5
Other Securities	—	—	—	4,644	4,644	0.8
Total Investments	277,277	246,682	755	29,551	554,265	99.7
Other Assets and Liabilities, Net						0.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	366	—	—	—	366	0.1
Foreign Currency Exchange Contracts	2	89	—	—	91	—*

Liabilities
Futures Contracts	(8)	—	—	—	(8)	(—)*
Foreign Currency Exchange Contracts	(2)	(355)	—	—	(357)	(0.1)
Total Other Financial Instruments**	$358	$(266)	$—	—	$92

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	219
Airport Services	71,664
Alternative Carriers	755
Cable & Satellite	1,141
Construction & Engineering	18,195
Diversified	16,430
Electric Utilities	110,524
Environmental & Facilities Services	7,113
Gas Utilities	19,777
Healthcare	942
Highways & Railtracks	80,981
Industrial	1,526

See accompanying notes which are an integral part of the financial statements.

652 Global Infrastructure Fund

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Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Integrated Telecommunication Services	4,267
Marine Ports & Services	7,042
Multi-Utilities	48,470
Oil & Gas Storage & Transportation	101,899
Railroads	18,514
Trucking	791
Water Utilities	14,464
Short-Term Investments	24,907
Other Securities	4,644
Total Investments	554,265

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 653

Russell Investment Company
Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$91
Variation margin on futures contracts*	366	—
Total	$366	$91

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$8	$—
Unrealized depreciation on foreign currency exchange contracts	—	357
Total	$8	$357
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$742	$—
Foreign currency exchange contracts	—	(811)
Total	$742	$(811)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$521	$—
Foreign currency exchange contracts	—	328
Total	$521	$328

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

654 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$4,494	$ — $	4,494
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	91	—	91
Total Financial and Derivative Assets		4,585	—	4,585
Financial and Derivative Assets not subject to a netting agreement		(3)	—	(3)
Total Financial and Derivative Assets subject to a netting agreement		$4,582	$ — $	4,582

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^ Net Amount
Bank of Montreal	$13	$13	$	— $	—
Barclays	4,494	—		—	4,494
Brown Brothers Harriman	15	15		—	—
Citigroup	19	19		—	—
Royal Bank of Canada	36	36		—	—
State Street	5	—		—	5
Total	$4,582	$83	$	— $	4,499

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 655

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$357	$—	$ 357
Total Financial and Derivative Liabilities		357	—	357
Financial and Derivative Liabilities not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Liabilities subject to a netting agreement		$355	$—	$ 355

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1	$—	$—	$ 1
Bank of Montreal	89	13	—	76
Brown Brothers Harriman	39	15	—	24
Citigroup	88	19	—	69
Royal Bank of Canada	138	36	—	102
Total	$355	$83	$—	$ 272

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

656 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$447,953
Investments, at fair value(*)(>)	554,265
Foreign currency holdings(^)	2,230
Unrealized appreciation on foreign currency exchange contracts	91
Receivables:
Dividends and interest	986
Dividends from affiliated funds	35
Investments sold	5,377
Fund shares sold	429
Foreign capital gains taxes recoverable	215
Variation margin on futures contracts	1,474
Prepaid expenses	2
Total assets	565,104

Liabilities
Payables:
Investments purchased	2,849
Fund shares redeemed	628
Accrued fees to affiliates	427
Other accrued expenses	229
Unrealized depreciation on foreign currency exchange contracts	357
Payable upon return of securities loaned	4,644
Total liabilities	9,134

Net Assets	$555,970

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 657

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$80,622
Shares of beneficial interest	507
Additional paid-in capital	474,841
Net Assets	$555,970

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.63
Class A — Net assets	$6,676,374
Class A — Shares outstanding ($. 01 par value)	609,431
Net asset value per share: Class C(#)	$10.85
Class C — Net assets	$4,033,908
Class C — Shares outstanding ($. 01 par value)	371,618
Net asset value per share: Class E(#)	$10.97
Class E — Net assets	$478,792
Class E — Shares outstanding ($. 01 par value)	43,638
Net asset value per share: Class M(#)	$10.96
Class M — Net assets	$39,134,530
Class M — Shares outstanding ($. 01 par value)	3,570,867
Net asset value per share: Class S(#)	$10.98
Class S — Net assets	$424,031,742
Class S — Shares outstanding ($. 01 par value)	38,628,748
Net asset value per share: Class Y(#)	$10.98
Class Y — Net assets	$81,614,466
Class Y — Shares outstanding ($. 01 par value)	7,435,754
Amounts in thousands
(^) Foreign currency holdings - cost	$2,238
(*) Securities on loan included in investments	$4,494
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$29,551

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

658 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$10,883
Dividends from affiliated funds	201
Securities lending income (net)	31
Less foreign taxes withheld	(820)
Total investment income	10,295

Expenses
Advisory fees	3,395
Administrative fees	131
Custodian fees	206
Distribution fees - Class A	8
Distribution fees - Class C	16
Transfer agent fees - Class A	6
Transfer agent fees - Class C	4
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	22
Transfer agent fees - Class S	404
Transfer agent fees - Class Y	2
Professional fees	53
Registration fees	59
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	1
Trustees’ fees	13
Printing fees	104
Miscellaneous	16
Expenses before reductions	4,445
Expense reductions	(1,475)
Net expenses	2,970
Net investment income (loss)	7,325

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	621
Investments in affiliated funds	1
Futures contracts	742
Foreign currency exchange contracts	(811)
Foreign currency-related transactions	(145)
Net realized gain (loss)	408
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	58,859
Investments in affiliated funds	1
Futures contracts	521
Foreign currency exchange contracts	328
Foreign currency-related transactions	20
Net change in unrealized appreciation (depreciation)	59,729
Net realized and unrealized gain (loss)	60,137
Net Increase (Decrease) in Net Assets from Operations	$67,462

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 659

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,325	$20,422
Net realized gain (loss)	408	33,049
Net change in unrealized appreciation (depreciation)	59,729	(102,877)
Net increase (decrease) in net assets from operations	67,462	(49,406)

Distributions
To shareholders
Class A	(399)	(956)
Class C	(267)	(607)
Class E	(32)	(63)
Class M	(1,163)	(2,889)
Class S	(27,617)	(73,747)
Class Y	(5,365)	(14,244)
Net decrease in net assets from distributions	(34,843)	(92,506)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(50,541)	(214,804)
Total Net Increase (Decrease) in Net Assets	(17,922)	(356,716)

Net Assets
Beginning of period	573,892	930,608
End of period	$555,970	$573,892

See accompanying notes which are an integral part of the financial statements.

660 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	26	$275	232	$2,612
Proceeds from reinvestment of distributions	41	395	83	935
Payments for shares redeemed	(104)	(1,083)	(426)	(4,677)
Net increase (decrease)	(37)	(413)	(111)	(1,130)
Class C
Proceeds from shares sold	17	170	65	730
Proceeds from reinvestment of distributions	28	267	54	607
Payments for shares redeemed	(130)	(1,305)	(185)	(2,039)
Net increase (decrease)	(85)	(868)	(66)	(702)
Class E
Proceeds from shares sold	2	16	5	59
Proceeds from reinvestment of distributions	3	31	6	61
Payments for shares redeemed	(10)	(107)	(11)	(119)
Net increase (decrease)	(5)	(60)	—**	1
Class M
Proceeds from shares sold	2,093	22,461	1,150	13,131
Proceeds from reinvestment of distributions	120	1,162	255	2,889
Payments for shares redeemed	(256)	(2,657)	(1,919)	(21,030)
Net increase (decrease)	1,957	20,966	(514)	(5,010)
Class S
Proceeds from shares sold	3,869	40,077	12,689	142,307
Proceeds from reinvestment of distributions	2,829	27,250	6,471	73,299
Payments for shares redeemed	(12,378)	(128,066)	(34,867)	(385,631)
Net increase (decrease)	(5,680)	(60,739)	(15,707)	(170,025)
Class Y
Proceeds from shares sold	72	739	185	2,060
Proceeds from reinvestment of distributions	557	5,365	1,257	14,244
Payments for shares redeemed	(1,497)	(15,531)	(4,735)	(54,242)
Net increase (decrease)	(868)	(9,427)	(3,293)	(37,938)
Total increase (decrease)	(4,718)	$(50,541)	(19,691)	$(214,804)
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 661

Russell Investment Company
Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.34	. 13	1.15	1.28	(. 18)	(. 48)
October 31, 2018	12.38	. 25	(1.04)	(. 79)	(. 32)	(. 93)
October 31, 2017	11.42	. 26	1.37	1.63	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)

Class C
April 30, 2019*	10.25	. 08	1.14	1.22	(. 14)	(. 48)
October 31, 2018	12.29	. 16	(1.02)	(. 86)	(. 25)	(. 93)
October 31, 2017	11.36	. 17	1.37	1.54	(. 18)	(. 43)
October 31, 2016	11.38	. 15	. 33	. 48	(. 16)	(. 34)
October 31, 2015	12.89	. 11	(. 62)	(. 51)	(. 13)	(. 87)
October 31, 2014	12.30	. 13	1.26	1.39	(. 16)	(. 64)

Class E
April 30, 2019*	10.36	. 12	1.15	1.27	(. 18)	(. 48)
October 31, 2018	12.39	. 25	(1.03)	(. 78)	(. 32)	(. 93)
October 31, 2017	11.42	. 17	1.47	1.64	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)

Class M
April 30, 2019*	10.35	. 16	1.13	1.29	(. 20)	(. 48)
October 31, 2018	12.39	. 31	(1.06)	(. 75)	(. 36)	(. 93)
October 31, 2017(9)	11.40	. 17	1.04	1.21	(. 22)	—

Class S
April 30, 2019*	10.36	. 14	1.15	1.29	(. 19)	(. 48)
October 31, 2018	12.40	. 28	(1.04)	(. 76)	(. 35)	(. 93)
October 31, 2017	11.43	. 29	1.38	1.67	(. 27)	(. 43)
October 31, 2016	11.44	. 27	. 33	. 60	(. 27)	(. 34)
October 31, 2015	12.94	. 23	(. 62)	(. 39)	(. 24)	(. 87)
October 31, 2014	12.33	. 26	1.27	1.53	(. 28)	(. 64)

Class Y
April 30, 2019*	10.36	. 15	1.15	1.30	(. 20)	(. 48)
October 31, 2018	12.40	. 29	(1.03)	(. 74)	(. 37)	(. 93)
October 31, 2017	11.43	. 30	1.39	1.69	(. 29)	(. 43)
October 31, 2016	11.45	. 29	. 32	. 61	(. 29)	(. 34)
October 31, 2015	12.95	. 25	(. 62)	(. 37)	(. 26)	(. 87)
October 31, 2014	12.34	. 28	1.28	1.56	(. 31)	(. 64)

See accompanying notes which are an integral part of the financial statements.

662 Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 66)	10.96	13.28	6,676	1.90	1.36	2.43	40
(1.25)	10.34	(7.09)	6,686	1.86	1.38	2.23	92
(. 67)	12.38	15.10	9,380	1.83	1.44	2.19	84
(. 58)	11.42	5.43	7,595	1.83	1.47	2.14	102
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	86
(. 89)	12.93	12.95	9,903	1.81	1.47	1.83	119

(. 62)	10.85	12.85	4,034	2.65	2.11	1.65	40
(1.18)	10.25	(7.73)	4,680	2.61	2.13	1.45	92
(. 61)	12.29	14.23	6,426	2.58	2.19	1.43	84
(. 50)	11.36	4.65	6,343	2.59	2.22	1.38	102
(1.00)	11.38	(4.23)	7,718	2.57	2.22	. 96	86
(. 80)	12.89	12.00	9,145	2.56	2.22	1.07	119

(. 66)	10.97	13.16	479	1.90	1.36	2.40	40
(1.25)	10.36	(6.99)	511	1.86	1.38	2.22	92
(. 67)	12.39	15.11	615	1.83	1.45	1.53	84
(. 58)	11.42	5.42	17,601	1.84	1.47	2.16	102
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	86
(. 89)	12.93	12.92	28,885	1.81	1.47	1.87	119

(. 68)	10.96	13.38	39,135	1.67	1.02	3.14	40
(1.29)	10.35	(6.76)	16,704	1.60	1.03	2.71	92
(. 22)	12.39	10.66	26,352	1.55	1.09	2.16	84

(. 67)	10.98	13.40	424,032	1.65	1.11	2.66	40
(1.28)	10.36	(6.85)	459,247	1.61	1.13	2.53	92
(. 70)	12.40	15.44	744,039	1.58	1.19	2.45	84
(. 61)	11.43	5.69	783,412	1.59	1.22	2.41	102
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	86
(. 92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119

(. 68)	10.98	13.50	81,614	1.47	. 94	2.83	40
(1.30)	10.36	(6.67)	86,064	1.41	. 95	2.61	92
(. 72)	12.40	15.65	143,796	1.38	1.01	2.57	84
(. 63)	11.43	5.78	219,203	1.39	1.04	2.57	102
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	86
(. 95)	12.95	13.39	480,724	1.36	1.04	2.28	119

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 663

Russell Investment Company
Global Infrastructure Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$329,803
Administration fees			21,958
Distribution fees			3,832
Shareholder servicing fees			926
Transfer agent fees			66,912
Trustee fees			3,508
			$426,939
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period Distributions		Distributions
U. S. Cash Collateral Fund	$6,237 $	90,485 $	92,078 $	— $	—	$4,644	$65	$—
U. S. Cash Management Fund	16,681	208,408	200,184	1	1	24,907	201	—
	$22,918 $	298,893 $	292,262 $	1 $	1	$29,551	$266	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$476,464,464
Unrealized Appreciation	$83,307,119
Unrealized Depreciation	(5,293,314)
Net Unrealized Appreciation (Depreciation)	$78,013,805

See accompanying notes which are an integral part of the financial statements.

664 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,109.30	$1,018.10
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.06	$6.76

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,105.20	$1,014.38
	Expenses Paid During Period*	$10.96	$10.49
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,109.30	$1,018.10
of other funds.	Expenses Paid During Period*	$7.06	$6.76

* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Real Estate Securities Fund 665

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,111.30	$1,019.84
Expenses Paid During Period*	$5.23	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,111.80	$1,020.13
Expenses Paid During Period*	$4.92	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,110.80	$1,019.34
Expenses Paid During Period*	$5.76	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,112.00	$1,020.28
Expenses Paid During Period*	$4.77	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

666 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.5%			Hongkong Land Holdings, Ltd.	2,090,595	14,576
Australia - 3.6%			Hysan Development Co. , Ltd.	475,628	2,658
Charter Hall Group - ADR(ö)	646,853	4,473	Link REIT(ö)	1,753,458	20,429
Dexus Property Group(ö)	255,859	2,254	New World Development Co. , Ltd.	7,543,665	12,452
Goodman Group(ö)	800,750	7,429	Sino Land Co. , Ltd.	2,391,990	4,200
GPT Group (The)(ö)	1,998,686	8,074	Sun Hung Kai Properties, Ltd.	1,334,889	22,997
Mirvac Group(ö)	3,585,520	7,153	Swire Properties, Ltd.	2,637,178	10,694
Scentre Group(ö)	2,738,267	7,374	Wharf Real Estate Investment Co. , Ltd.	465,560	3,562
		36,757			107,408

Austria - 0.2%			Ireland - 0.2%
CA Immobilien Anlagen AG	54,929	1,926	Green REIT PLC(ö)	998,832	1,902
			Hibernia REIT PLC(ö)	242,949	390
Belgium - 0.3%					2,292
Aedifica(Ñ)(ö)	17,992	1,617
VGP NV	9,793	858	Japan - 10.0%
		2,475	Activia Properties, Inc. (ö)	1,170	4,889
			Daibiru Corp.	107,600	946
Canada - 2.0%			Daiwa Office Investment Corp. (ö)	278	1,877
Allied Properties Real Estate Investment			Frontier Real Estate Investment Corp. (ö)	606	2,520
Trust(ö)	136,869	4,845	Global One Real Estate Investment
Boardwalk Real Estate Investment			Corp. (ö)	4,233	4,884
Trust(Ñ)(ö)	156,646	4,547	GLP J-Reit(ö)	2,248	2,422
Canadian Apartment Properties(ö)	107,028	3,829	Hulic Co. , Ltd.	108,335	929
Crombie Real Estate Investment Trust(ö)	139	1	Invincible Investment Corp. (ö)	6,359	3,218
First Capital Realty, Inc. Class A	34,361	548	Japan Logistics Fund, Inc. (ö)	1,256	2,687
Granite Real Estate Investment Trust(ö)	47,816	2,177	Japan Real Estate Investment Corp. (ö)	287	1,591
Healthcare Realty Trust, Inc. (Æ)	37	1	Mitsubishi Estate Co. , Ltd.	1,463,176	24,564
RioCan Real Estate Investment Trust(ö)	37,636	724	Mitsui Fudosan Co. , Ltd.	387,200	8,952
SmartCentres Real Estate Investment			Mori Hills REIT Investment Corp. Class
Trust(ö)	161,596	4,087	A(ö)	2,917	3,880
		20,759	Mori Trust Sogo REIT, Inc. (ö)	1,013	1,528
			Nippon Building Fund, Inc. (ö)	868	5,591
China - 0.2%			Nippon Prologis REIT, Inc. (ö)	1,280	2,752
China Overseas Land & Investment, Ltd.	660,000	2,471	NIPPON REIT Investment Corp. (ö)	419	1,564
			Nomura Real Estate Master Fund, Inc. (ö)	2,327	3,412
Finland - 0.0%			Orix JREIT, Inc. (ö)	2,842	4,988
Citycon OYJ(Æ)(Ñ)	39,202	401	Premier Investment Corp. (ö)	3,048	3,780
			Sekisui House Reit, Inc. (ö)	2,416	1,744
France - 2.2%			Sumitomo Realty & Development Co. ,
Covivio(ö)	29,838	3,229	Ltd.	141,781	5,236
Gecina SA(ö)	46,131	6,888	Tokyo Tatemono Co. , Ltd.	271,321	3,040
Klepierre SA - GDR(ö)	353,927	12,573	Tokyu Fudosan Holdings Corp.	808,528	4,530
		22,690	XYMAX REIT Investment Corp. (ö)	1,106	1,179

Germany - 3.8%					102,703
ADO Properties SA(Þ)	38,653	2,028	Netherlands - 1.8%
Alstria Office REIT-AG(ö)	259,650	4,070	Eurocommercial Properties NV	87,063	2,523
Deutsche Wohnen SE	297,336	13,384	InterXion Holding NV(Æ)	50,493	3,494
Instone Real Estate Group AG(Æ)(Þ)	34,260	836	Unibail-Rodamco-Westfield(ö)	71,043	12,211
LEG Immobilien AG	41,932	4,879			18,228
Vonovia SE	277,731	13,859

		39,056	Norway - 0.3%

Hong Kong - 10.5%			Entra ASA(Þ)	231,435	3,353
Champion REIT(ö)	605,119	511	Singapore - 1.5%
CK Asset Holdings, Ltd.	1,534,154	12,330	CapitaLand Commercial Trust, Ltd. (ö)	1,701,400	2,428
Hang Lung Properties, Ltd. - ADR	1,278,103	2,999
			See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 667

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CapitaLand, Ltd.	970,300	2,520	Boyd Gaming Corp.	56,935	1,639
City Developments, Ltd.	400,800	2,636	Brixmor Property Group, Inc. (ö)	354,241	6,334
Mapletree Logistics Trust(ö)	3,760,200	4,092	Camden Property Trust(ö)	26,164	2,633
Parkway Life Real Estate Investment			CBL & Associates Properties, Inc. (ö)	4,124	4
Trust(ö)	804,900	1,710	Columbia Property Trust, Inc. (ö)	89,404	2,030
UOL Group, Ltd.	320,900	1,790	CoreSite Realty Corp. Class A(ö)	23,517	2,573
		15,176	Crown Castle International Corp. (ö)	29,237	3,678
			CubeSmart(ö)	217,732	6,948
Spain - 1.3%			CyrusOne, Inc. (ö)	124,297	6,923
Inmobiliaria Colonial SOCIMI SA(ö)	346,327	3,728	DiamondRock Hospitality Co. (ö)	173,577	1,885
Merlin Properties SOCIMI SA(ö)	672,442	9,164	Digital Realty Trust, Inc. (ö)	60,114	7,076
		12,892	Douglas Emmett, Inc. (ö)	103,604	4,267
			Empire State Realty Trust, Inc. Class
Sweden - 1.2%			A(ö)	213,079	3,294
Atrium Ljungberg AB Class B	19,649	321	Equinix, Inc. (ö)	4,953	2,252
Castellum AB	293,322	5,274	Equity LifeStyle Properties, Inc. Class
Catena AB	63,338	1,629	A(ö)	105,393	12,300
Fabege AB	251,301	3,488	Equity Residential(ö)	219,501	16,774
Fastighets AB Balder Class B(Æ)	26,418	835	Essential Properties Realty Trust, Inc. (ö)	137,852	2,851
Hufvudstaden AB Class A	47,796	798	Essex Property Trust, Inc. (ö)	70,980	20,053
		12,345	Extra Space Storage, Inc. (ö)	180,301	18,696
			Federal Realty Investment Trust(ö)	12,274	1,642
Switzerland - 0.4%			HCP, Inc. (ö)	268,448	7,994
Swiss Prime Site AG Class A(Æ)	47,326	3,802	Healthcare Realty Trust, Inc. (ö)	38,627	1,193
			Host Hotels & Resorts, Inc. (ö)	364,493	7,014
United Kingdom - 5.9%			Hudson Pacific Properties, Inc. (ö)	56,130	1,957
Assura PLC(ö)	2,400,244	1,866	Invitation Homes, Inc. (ö)	372,064	9,249
Big Yellow Group PLC(ö)	138,505	1,884	JBG Smith Properties(ö)	152,805	6,502
British Land Co. PLC (The)(ö)	1,345,345	10,425	Kilroy Realty Corp. (ö)	159,875	12,296
Derwent London PLC(ö)	82,651	3,420	Kimco Realty Corp. (ö)	297,470	5,173
Grainger PLC	658,189	2,165	Liberty Property Trust(ö)	101,617	5,044
Great Portland Estates PLC(ö)	625,697	6,160	Life Storage, Inc. (ö)	13,802	1,315
Hammerson PLC(ö)	453,842	1,906	Macerich Co. (The)(ö)	220,110	8,835
Intu Properties PLC Class H(Ñ)(ö)	478,928	588	Mack-Cali Realty Corp. (ö)	145,713	3,392
Land Securities Group PLC(ö)	715,209	8,611	Medical Properties Trust, Inc. (ö)	268,858	4,695
LondonMetric Property PLC(ö)	660,377	1,741	MGM Growth Properties LLC Class A(ö)	120,425	3,885
LXB Retail Properties PLC(Æ)	373,330	5	Mid-America Apartment Communities,
PRS REIT PLC (The)(ö)	1,168,354	1,527	Inc. (ö)	71,256	7,796
Safestore Holdings PLC(ö)	224,998	1,889	Paramount Group, Inc. (ö)	323,515	4,687
Segro PLC(ö)	1,026,377	9,084	Park Hotels & Resorts, Inc. (ö)	136,970	4,394
St. Modwen Properties PLC	120,840	648	Pebblebrook Hotel Trust(Ñ)(ö)	114,189	3,718
Tritax EuroBox PLC(ö)(Þ)	662,271	817	Pennsylvania Real Estate Investment
UNITE Group PLC (The)(ö)	330,878	4,065	Trust(Ñ)(ö)	38,020	228
Urban & Civic PLC	851,377	3,222	Physicians Realty Trust(ö)	233,682	4,220
		60,023	Prologis, Inc. (ö)	439,253	33,676
			Public Storage(ö)	49,963	11,051
United States - 51.1%			QTS Realty Trust, Inc. Class A(ö)	15,208	690
Agree Realty Corp. (Ñ)(ö)	82,466	5,400	Realty Income Corp. (ö)	168,412	11,791
Alexandria Real Estate Equities, Inc. (ö)	59,325	8,448	Regency Centers Corp. (ö)	228,114	15,323
American Campus Communities, Inc. (ö)	96,543	4,556	Rexford Industrial Realty, Inc. (ö)	145,314	5,506
American Homes 4 Rent Class A(ö)	127,013	3,046	RLJ Lodging Trust(ö)	152,279	2,804
Americold Realty Trust(Ñ)(ö)	391,211	12,522	Ryman Hospitality Properties, Inc. (ö)	68,257	5,433
Apartment Investment & Management			Sabra Health Care REIT, Inc. (ö)	184,854	3,616
Co. Class A(ö)	173,296	8,553	SBA Communications Corp. (ö)	13,469	2,744
AvalonBay Communities, Inc. (ö)	33,870	6,806	Senior Housing Properties Trust(ö)	30,909	248
BGP Holdings PLC(Æ)(Š)	4,619,419	—	Simon Property Group, Inc. (ö)	160,215	27,830
Boston Properties, Inc. (ö)	70,660	9,725	SITE Centers Corp. (ö)	145,356	1,924

See accompanying notes which are an integral part of the financial statements.

668 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	SL Green Realty Corp. (ö)	171,203		15,123
	STAG Industrial, Inc. (ö)	101,904		2,933
	STORE Capital Corp. (ö)	194,954		6,496
	Sun Communities, Inc. (ö)	53,125		6,539
	Sunstone Hotel Investors, Inc. (ö)	332,221		4,784
	Taubman Centers, Inc. (ö)	46,082		2,271
	UDR, Inc. (ö)	398,169		17,896
	VEREIT, Inc. (ö)	973,479		8,041
	VICI Properties, Inc. (ö)	254,429		5,801
	Vornado Realty Trust(ö)	197,895		13,682
	Weingarten Realty Investors(ö)	156,964		4,543
	Welltower, Inc. (ö)	353,588		26,353
				523,593

	Total Common Stocks
	(cost $828,443)			988,350

	Warrants & Rights - 0.0%
	Belgium - 0.0%
	Aedifica SA(Æ)
	2019 Rights	11,074		48

	Total Warrants & Rights
	(cost $—)			48

Short	-Term Investments - 1.7%
	United States - 1.7%
	U. S. Cash Management Fund(@)	17,417,572	(8)	17,421
	Total Short-Term Investments
	(cost $17,421)			17,421

	Other Securities - 2.3%
	U. S. Cash Collateral Fund(×)(@)	23,502,662	(8)	23,503
	Total Other Securities
	(cost $23,503)			23,503

	Total Investments 100.5%
	(identified cost $869,367)			1,029,322

	Other Assets and Liabilities, Net
-	(0.5%)			(4,854)
	Net Assets - 100.0%			1,024,468

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 669

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.7%
ADO Properties SA	01/22/16	EUR	38,653		36.27	1,331	2,028
Entra ASA	10/15/15	NOK	231,435		10.14	2,471	3,353
Instone Real Estate Group AG	03/28/19	EUR	34,260		23.17	768	836
Tritax EuroBox PLC	07/04/18	GBP	662,271		1.41	980	817
							7,034
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Dow Jones U. S. Real Estate Index Futures		571	USD	19,562	06/19		113
FTSE/EPRA Europe Index Futures		256	EUR	5,606	06/19		(56)
Hang Seng Index Futures		17	HKD	25,048	05/19		(14)
MSCI Singapore Index Futures		34	SGD	1,287	05/19		3
S&P/TSX 60 Index Futures		4	CAD	795	06/19		15
SPI 200 Index Futures		16	AUD	2,522	06/19		9
TOPIX Index Futures		18	JPY	290,700	06/19		10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							80

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	12	AUD	17	05/01/19	—
Bank of America	USD	127	AUD	180	05/01/19	—
Bank of America	USD	938	AUD	1,331	05/01/19	—
Bank of America	USD	26	HKD	200	05/02/19	—
Bank of America	USD	282	HKD	2,216	05/02/19	—
Bank of America	USD	23	JPY	2,553	05/07/19	—
Bank of America	USD	23	JPY	2,570	05/07/19	—
Bank of America	USD	21	SEK	197	05/03/19	—
Bank of America	USD	27	SEK	259	05/03/19	—
Bank of America	AUD	54	USD	38	05/01/19	—
Bank of America	AUD	87	USD	61	05/01/19	—
Bank of America	AUD	117	USD	83	05/01/19	—
Bank of America	AUD	165	USD	116	05/01/19	—
Bank of America	AUD	561	USD	396	05/01/19	—
Bank of America	EUR	5	USD	6	05/03/19	—
Bank of America	EUR	32	USD	36	05/03/19	—
Bank of America	GBP	78	USD	101	05/01/19	(1)
Bank of America	GBP	20	USD	27	05/02/19	—
Bank of America	GBP	103	USD	135	05/02/19	—
Bank of America	HKD	118	USD	15	05/02/19	—
Bank of America	HKD	183	USD	23	05/02/19	—
Bank of America	HKD	191	USD	24	05/02/19	—

See accompanying notes which are an integral part of the financial statements.

670 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	349	USD	44	05/02/19	—
Bank of America	HKD	516	USD	66	05/02/19	—
Bank of America	HKD	551	USD	70	05/02/19	—
Bank of America	HKD	608	USD	77	05/02/19	—
Bank of America	HKD	706	USD	90	05/02/19	—
Bank of America	HKD	830	USD	106	05/02/19	—
Bank of America	HKD	1,356	USD	173	05/02/19	—
Bank of America	HKD	1,440	USD	184	05/02/19	—
Bank of America	HKD	1,595	USD	203	05/02/19	—
Bank of America	HKD	1,779	USD	227	05/02/19	—
Bank of America	HKD	2,897	USD	369	05/02/19	—
Bank of America	HKD	3,262	USD	416	05/02/19	—
Bank of America	SGD	9	USD	7	05/02/19	—
Bank of America	SGD	10	USD	7	05/02/19	—
Bank of Montreal	USD	446	AUD	630	06/19/19	(1)
Bank of Montreal	USD	289	CAD	385	06/19/19	(1)
Bank of Montreal	USD	1,758	EUR	1,543	06/19/19	(22)
Bank of Montreal	USD	955	HKD	7,477	06/19/19	(1)
Bank of Montreal	USD	1,324	JPY	146,306	06/19/19	(5)
Bank of Montreal	USD	275	SGD	373	06/19/19	(1)
Bank of New York	EUR	76	USD	85	05/02/19	—
Brown Brothers Harriman	USD	30	AUD	42	05/02/19	—
Brown Brothers Harriman	USD	66	AUD	94	05/02/19	—
Brown Brothers Harriman	USD	558	AUD	790	06/19/19	(1)
Brown Brothers Harriman	USD	1,763	EUR	1,570	06/19/19	5
Brown Brothers Harriman	USD	21	GBP	16	05/02/19	—
Brown Brothers Harriman	USD	31	GBP	24	05/02/19	—
Brown Brothers Harriman	USD	50	GBP	38	05/02/19	—
Brown Brothers Harriman	USD	50	GBP	39	05/02/19	—
Brown Brothers Harriman	USD	51	GBP	39	05/02/19	—
Brown Brothers Harriman	USD	51	GBP	39	05/02/19	—
Brown Brothers Harriman	USD	174	HKD	1,361	05/03/19	—
Brown Brothers Harriman	USD	190	HKD	1,493	05/03/19	—
Brown Brothers Harriman	USD	1,124	HKD	8,810	06/19/19	—
Brown Brothers Harriman	USD	61	SEK	577	05/02/19	—
Brown Brothers Harriman	USD	169	SEK	1,611	05/02/19	—
Brown Brothers Harriman	USD	301	SGD	410	06/19/19	—
Brown Brothers Harriman	AUD	81	USD	57	05/02/19	—
Brown Brothers Harriman	AUD	109	USD	76	05/02/19	—
Brown Brothers Harriman	AUD	109	USD	77	05/02/19	—
Brown Brothers Harriman	AUD	150	USD	106	06/19/19	—
Brown Brothers Harriman	AUD	160	USD	114	06/19/19	1
Brown Brothers Harriman	AUD	310	USD	221	06/19/19	2
Brown Brothers Harriman	CAD	26	USD	19	05/01/19	—
Brown Brothers Harriman	CAD	34	USD	25	05/01/19	—
Brown Brothers Harriman	CAD	284	USD	211	05/01/19	(1)
Brown Brothers Harriman	CAD	446	USD	331	05/01/19	(1)
Brown Brothers Harriman	CAD	190	USD	143	06/19/19	1
Brown Brothers Harriman	CAD	200	USD	150	06/19/19	—
Brown Brothers Harriman	CAD	200	USD	150	06/19/19	1
Brown Brothers Harriman	CAD	200	USD	149	06/19/19	(1)
Brown Brothers Harriman	EUR	8	USD	9	05/02/19	—

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 671

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	9	USD	10	05/02/19	—
Brown Brothers Harriman	EUR	16	USD	18	05/02/19	—
Brown Brothers Harriman	EUR	23	USD	26	05/02/19	—
Brown Brothers Harriman	EUR	27	USD	30	05/02/19	—
Brown Brothers Harriman	EUR	62	USD	69	05/02/19	—
Brown Brothers Harriman	EUR	70	USD	78	05/02/19	—
Brown Brothers Harriman	EUR	73	USD	82	05/02/19	—
Brown Brothers Harriman	EUR	194	USD	217	05/02/19	(1)
Brown Brothers Harriman	EUR	207	USD	231	05/02/19	(1)
Brown Brothers Harriman	EUR	252	USD	282	05/02/19	(1)
Brown Brothers Harriman	EUR	6	USD	7	05/03/19	—
Brown Brothers Harriman	EUR	320	USD	361	06/19/19	1
Brown Brothers Harriman	EUR	420	USD	478	06/19/19	5
Brown Brothers Harriman	EUR	460	USD	519	06/19/19	1
Brown Brothers Harriman	GBP	—	USD	—	05/01/19	—
Brown Brothers Harriman	GBP	81	USD	105	05/01/19	(1)
Brown Brothers Harriman	GBP	99	USD	128	05/01/19	(1)
Brown Brothers Harriman	GBP	100	USD	130	05/01/19	(1)
Brown Brothers Harriman	GBP	119	USD	154	05/01/19	(1)
Brown Brothers Harriman	GBP	126	USD	162	05/01/19	(1)
Brown Brothers Harriman	GBP	136	USD	175	05/01/19	(2)
Brown Brothers Harriman	GBP	214	USD	276	05/01/19	(2)
Brown Brothers Harriman	GBP	232	USD	300	05/01/19	(3)
Brown Brothers Harriman	HKD	1,473	USD	188	05/03/19	—
Brown Brothers Harriman	HKD	4,904	USD	625	05/03/19	—
Brown Brothers Harriman	HKD	1,440	USD	184	06/19/19	—
Brown Brothers Harriman	HKD	1,490	USD	190	06/19/19	—
Brown Brothers Harriman	HKD	3,000	USD	383	06/19/19	—
Brown Brothers Harriman	JPY	32,130	USD	289	06/19/19	(1)
Brown Brothers Harriman	JPY	32,430	USD	291	06/19/19	(1)
Brown Brothers Harriman	JPY	32,440	USD	292	06/19/19	—
Brown Brothers Harriman	JPY	36,220	USD	326	06/19/19	—
Brown Brothers Harriman	NOK	160	USD	18	05/02/19	—
Brown Brothers Harriman	NOK	2,039	USD	235	05/02/19	(1)
Brown Brothers Harriman	SEK	86	USD	9	05/02/19	—
Brown Brothers Harriman	SEK	199	USD	21	05/02/19	—
Brown Brothers Harriman	SEK	1,776	USD	187	05/02/19	—
Brown Brothers Harriman	SGD	150	USD	111	06/19/19	1
Brown Brothers Harriman	SGD	150	USD	111	06/19/19	—
Citigroup	USD	446	AUD	630	06/19/19	(1)
Citigroup	USD	289	CAD	385	06/19/19	(2)
Citigroup	USD	1,757	EUR	1,543	06/19/19	(19)
Citigroup	USD	954	HKD	7,477	06/19/19	(1)
Citigroup	USD	1,324	JPY	146,306	06/19/19	(5)
Citigroup	USD	275	SGD	373	06/19/19	(1)
Credit Suisse	USD	533	EUR	476	05/02/19	—
Credit Suisse	GBP	50	USD	65	05/02/19	—
Credit Suisse	HKD	733	USD	93	05/02/19	—
Goldman Sachs	AUD	150	USD	106	06/19/19	—
Goldman Sachs	EUR	310	USD	350	06/19/19	1
Goldman Sachs	JPY	31,770	USD	289	06/19/19	3
Royal Bank of Canada	USD	445	AUD	630	06/19/19	(1)

See accompanying notes which are an integral part of the financial statements.

672 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	878	AUD	1,240	06/19/19	(3)
Royal Bank of Canada	USD	289	CAD	385	06/19/19	(1)
Royal Bank of Canada	USD	586	CAD	780	06/19/19	(3)
Royal Bank of Canada	USD	1,758	EUR	1,543	06/19/19	(19)
Royal Bank of Canada	USD	2,796	EUR	2,480	06/19/19	(3)
Royal Bank of Canada	USD	954	HKD	7,477	06/19/19	(1)
Royal Bank of Canada	USD	1,329	HKD	10,410	06/19/19	(1)
Royal Bank of Canada	USD	1,324	JPY	146,306	06/19/19	(5)
Royal Bank of Canada	USD	1,893	JPY	209,490	06/19/19	(5)
Royal Bank of Canada	USD	275	SGD	373	06/19/19	(1)
Royal Bank of Canada	USD	414	SGD	560	06/19/19	(2)
Royal Bank of Canada	AUD	160	USD	113	06/19/19	1
Royal Bank of Canada	AUD	310	USD	222	06/19/19	3
Royal Bank of Canada	CAD	190	USD	143	06/19/19	1
Royal Bank of Canada	CAD	200	USD	150	06/19/19	—
Royal Bank of Canada	EUR	460	USD	519	06/19/19	1
Royal Bank of Canada	EUR	530	USD	603	06/19/19	8
Royal Bank of Canada	HKD	1,500	USD	191	06/19/19	—
Royal Bank of Canada	HKD	2,920	USD	373	06/19/19	—
Royal Bank of Canada	JPY	31,900	USD	292	06/19/19	5
Royal Bank of Canada	JPY	64,940	USD	583	06/19/19	(3)
Royal Bank of Canada	SGD	150	USD	111	06/19/19	—
Royal Bank of Canada	SGD	180	USD	133	06/19/19	1
State Street	AUD	150	USD	107	06/19/19	1
State Street	AUD	160	USD	114	06/19/19	1
State Street	EUR	260	USD	294	06/19/19	2
State Street	EUR	480	USD	544	06/19/19	4
State Street	HKD	1,510	USD	193	06/19/19	—
State Street	HKD	3,020	USD	386	06/19/19	—
State Street	JPY	48,520	USD	439	06/19/19	2
State Street	SGD	120	USD	89	06/19/19	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(79)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$36,757	$—	$—	$36,757	3.6
Austria	—	1,926	—	—	1,926	0.2
Belgium	—	2,475	—	—	2,475	0.3
Canada	20,759	—	—	—	20,759	2.0
China	—	2,471	—	—	2,471	0.2
Finland	—	401	—	—	401	—*
France	—	22,690	—	—	22,690	2.2
Germany	—	39,056	—	—	39,056	3.8

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 673

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Hong Kong	—	107,408	—	—	107,408	10.5
Ireland	—	2,292	—	—	2,292	0.2
Japan	—	102,703	—	—	102,703	10.0
Netherlands	13,095	5,133	—	—	18,228	1.8
Norway	—	3,353	—	—	3,353	0.3
Singapore	—	15,176	—	—	15,176	1.5
Spain	—	12,892	—	—	12,892	1.3
Sweden	—	12,345	—	—	12,345	1.2
Switzerland	—	3,802	—	—	3,802	0.4
United Kingdom	—	60,023	—	—	60,023	5.9
United States	523,593	—	—	—	523,593	51.1
Warrants & Rights	48	—	—	—	48	—*
Short-Term Investments	—	—	—	17,421	17,421	1.7
Other Securities	—	—	—	23,503	23,503	2.3
Total Investments	557,495	430,903	—	40,924	1,029,322	100.5
Other Assets and Liabilities, Net						0.5
						100.0

Other Financial Instruments
Assets
Futures Contracts	150	—	—	—	150	— *
Foreign Currency Exchange Contracts	2	50	—	—	52	— *

Liabilities
Futures Contracts	(70)	—	—	—	(70)	(—)*
Foreign Currency Exchange Contracts	(22)	(109)	—	—	(131)	(—)*
Total Other Financial Instruments**	$60	$(59)	$—	$—	$1

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

674 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	315,131
Healthcare	51,895
Industrial	78,658
Lodging/Resorts	37,133
Office	146,178
Residential	165,726
Retail	151,894
Self Storage	41,783
Short-Term Investments	17,421
Other Securities	23,503
Total Investments	1,029,322

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 675

Russell Investment Company
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$52
Variation margin on futures contracts*	150	—
Total	$150	$52

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$70	$—
Unrealized depreciation on foreign currency exchange contracts	—	131
Total	$70	$131
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(363)	$—
Foreign currency exchange contracts	—	(172)
Total	$(363)	$(172)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$679	$—
Foreign currency exchange contracts	—	87
Total	$679	$87
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

676 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$22,698	$—	$ 22,698
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	52	—	52
Total Financial and Derivative Assets		22,750	—	22,750
Financial and Derivative Assets not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Assets subject to a netting agreement		$22,749	$—	$ 22,749

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Brown Brothers Harriman	$19	$4	$—	$15
Citigroup	5,788	—	5,788	—
Credit Suisse	229	—	229	—
Goldman Sachs	4	—	—	4
HSBC	1,382	—	1,382	—
Merrill Lynch	14,047	—	14,047	—
Morgan Stanley	1,252	—	1,252	—
Royal Bank of Canada	18	18	—	—
State Street	10	—	—	10
Total	$22,749	$22	$22,698	$29

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 677

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$131	$—	$ 131
Total Financial and Derivative Liabilities		131	—	131
Financial and Derivative Liabilities not subject to a netting agreement		(21)	—	(21)
Total Financial and Derivative Liabilities subject to a netting agreement		$110	$—	$ 110

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Bank of Montreal	$30	$—	$	— $	30
Brown Brothers Harriman	4	4		—	—
Citigroup	29	—		—	29
Royal Bank of Canada	47	18		—	29
Total	$110	$22	$	— $	88

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

678 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$869,367
Investments, at fair value(*)(>)	1,029,322
Foreign currency holdings(^)	576
Unrealized appreciation on foreign currency exchange contracts	52
Receivables:
Dividends and interest	2,499
Dividends from affiliated funds	49
Investments sold	20,216
Fund shares sold	1,150
Foreign capital gains taxes recoverable	230
Variation margin on futures contracts	1,877
Prepaid expenses	5
Total assets	1,055,976

Liabilities
Payables:
Investments purchased	5,912
Fund shares redeemed	935
Accrued fees to affiliates	862
Other accrued expenses	165
Unrealized depreciation on foreign currency exchange contracts	131
Payable upon return of securities loaned	23,503
Total liabilities	31,508

Net Assets	$1,024,468

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 679

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$143,082
Shares of beneficial interest	298
Additional paid-in capital	881,088
Net Assets	$1,024,468

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$33.55
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$35.60
Class A — Net assets	$18,901,646
Class A — Shares outstanding ($. 01 par value)	563,318
Net asset value per share: Class C(#)	$32.22
Class C — Net assets	$19,388,083
Class C — Shares outstanding ($. 01 par value)	601,650
Net asset value per share: Class E(#)	$33.65
Class E — Net assets	$2,876,874
Class E — Shares outstanding ($. 01 par value)	85,484
Net asset value per share: Class M(#)	$34.46
Class M — Net assets	$67,445,859
Class M — Shares outstanding ($. 01 par value)	1,957,190
Net asset value per share: Class R6(#)	$34.50
Class R6 — Net assets	$7,519,969
Class R6 — Shares outstanding ($. 01 par value)	217,994
Net asset value per share: Class S(#)	$34.50
Class S — Net assets	$840,090,336
Class S — Shares outstanding ($. 01 par value)	24,350,280
Net asset value per share: Class Y(#)	$34.49
Class Y — Net assets	$68,245,413
Class Y — Shares outstanding ($. 01 par value)	1,978,829
Amounts in thousands
(^) Foreign currency holdings - cost	$578
(*) Securities on loan included in investments	$22,698
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$40,924

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

680 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,553
Dividends from affiliated funds	330
Securities lending income (net)	75
Less foreign taxes withheld	(703)
Total investment income	13,255

Expenses
Advisory fees	4,093
Administrative fees	247
Custodian fees	186
Distribution fees - Class A	23
Distribution fees - Class C	73
Transfer agent fees - Class A	17
Transfer agent fees - Class C	18
Transfer agent fees - Class E	3
Transfer agent fees - Class M	42
Transfer agent fees - Class R6	2
Transfer agent fees - Class S	812
Transfer agent fees - Class Y	1
Professional fees	59
Registration fees	73
Shareholder servicing fees - Class C	24
Shareholder servicing fees - Class E	3
Trustees’ fees	18
Printing fees	94
Miscellaneous	18
Expenses before reductions	5,806
Expense reductions	(156)
Net expenses	5,650
Net investment income (loss)	7,605

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	28,894
Investments in affiliated funds	7
Futures contracts	(363)
Foreign currency exchange contracts	(172)
Foreign currency-related transactions	20
Net realized gain (loss)	28,386
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	70,656
Futures contracts	679
Foreign currency exchange contracts	87
Foreign currency-related transactions	25
Net change in unrealized appreciation (depreciation)	71,447
Net realized and unrealized gain (loss)	99,833
Net Increase (Decrease) in Net Assets from Operations	$107,438

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 681

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,605	$28,035
Net realized gain (loss)	28,386	24,693
Net change in unrealized appreciation (depreciation)	71,447	(44,999)
Net increase (decrease) in net assets from operations	107,438	7,729

Distributions
To shareholders
Class A	(412)	(2,053)
Class C	(381)	(2,101)
Class E	(62)	(318)
Class M	(992)	(2,097)
Class R6	(156)	(478)
Class S	(19,675)	(78,833)
Class Y	(1,653)	(7,429)
Net decrease in net assets from distributions	(23,331)	(93,309)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(139,952)	167,499
Total Net Increase (Decrease) in Net Assets	(55,845)	81,919

Net Assets
Beginning of period	1,080,313	998,394
End of period	$1,024,468	$1,080,313

See accompanying notes which are an integral part of the financial statements.

682 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	16	$511	72	$2,343
Proceeds from reinvestment of distributions	13	409	63	2,042
Payments for shares redeemed	(80)	(2,582)	(212)	(6,914)
Net increase (decrease)	(51)	(1,662)	(77)	(2,529)
Class C
Proceeds from shares sold	5	153	18	574
Proceeds from reinvestment of distributions	13	380	67	2,086
Payments for shares redeemed	(94)	(2,838)	(181)	(5,677)
Net increase (decrease)	(76)	(2,305)	(96)	(3,017)
Class E
Proceeds from shares sold	3	100	6	210
Proceeds from reinvestment of distributions	2	62	10	317
Payments for shares redeemed	(7)	(242)	(42)	(1,392)
Net increase (decrease)	(2)	(80)	(26)	(865)
Class M
Proceeds from shares sold	1,058	36,306	729	24,437
Proceeds from reinvestment of distributions	30	992	63	2,097
Payments for shares redeemed	(224)	(7,467)	(173)	(5,749)
Net increase (decrease)	864	29,831	619	20,785
Class R6
Proceeds from shares sold	48	1,613	64	2,134
Proceeds from reinvestment of distributions	5	156	14	478
Payments for shares redeemed	(22)	(759)	(28)	(934)
Net increase (decrease)	31	1,010	50	1,678
Class S
Proceeds from shares sold	2,642	86,595	9,444	315,439
Proceeds from reinvestment of distributions	612	19,563	2,364	78,436
Payments for shares redeemed	(7,963)	(261,358)	(7,268)	(243,311)
Net increase (decrease)	(4,709)	(155,200)	4,540	150,564
Class Y
Proceeds from shares sold	27	902	425	14,345
Proceeds from reinvestment of distributions	51	1,653	224	7,428
Payments for shares redeemed	(425)	(14,101)	(626)	(20,890)
Net increase (decrease)	(347)	(11,546)	23	883
Total increase (decrease)	(4,290)	$(139,952)	5,033	$167,499

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 683

Russell Investment Company
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	30.94	. 20	3.12	3.32	(. 42)	(. 29)
October 31, 2018	33.65	. 77	(. 41)	. 36	(1.26)	(1.81)
October 31, 2017	34.94	. 37	1.55	1.92	(1.12)	(2.09)
October 31, 2016	37.65	. 73	(. 62)	. 11	(. 80)	(2.02)
October 31, 2015	39.99	. 51	. 37	. 88	(. 98)	(2.24)
October 31, 2014	40.49	. 54	2.97	3.51	(1.07)	(2.94)

Class C
April 30, 2019*	29.74	. 08	3.00	3.08	(. 31)	(. 29)
October 31, 2018	32.46	. 51	(. 40)	. 11	(1.02)	(1.81)
October 31, 2017	33.82	. 11	1.49	1.60	(. 87)	(2.09)
October 31, 2016	36.60	. 44	(. 59)	(. 15)	(. 61)	(2.02)
October 31, 2015	38.96	. 22	. 36	. 58	(. 70)	(2.24)
October 31, 2014	39.55	. 24	2.90	3.14	(. 79)	(2.94)

Class E
April 30, 2019*	31.03	. 20	3.13	3.33	(. 42)	(. 29)
October 31, 2018	33.73	. 77	(. 41)	. 36	(1.25)	(1.81)
October 31, 2017	35.00	. 42	1.50	1.92	(1.10)	(2.09)
October 31, 2016	37.70	. 73	(. 61)	. 12	(. 80)	(2.02)
October 31, 2015	40.02	. 50	. 39	. 89	(. 97)	(2.24)
October 31, 2014	40.52	. 54	2.97	3.51	(1.07)	(2.94)

Class M
April 30, 2019*	31.76	. 28	3.19	3.47	(. 48)	(. 29)
October 31, 2018	34.46	. 94	(. 45)	. 49	(1.38)	(1.81)
October 31, 2017(9)	33.36	. 22	1.37	1.59	(. 49)	—

Class R6
April 30, 2019*	31.79	. 27	3.22	3.49	(. 49)	(. 29)
October 31, 2018	34.49	. 94	(. 43)	. 51	(1.40)	(1.81)
October 31, 2017	35.74	. 51	1.60	2.11	(1.27)	(2.09)
October 31, 2016(5)	33.90	. 55	2.21	2.76	(. 92)	—

Class S
April 30, 2019*	31.79	. 24	3.22	3.46	(. 46)	(. 29)
October 31, 2018	34.49	. 89	(. 44)	. 45	(1.34)	(1.81)
October 31, 2017	35.74	. 46	1.58	2.04	(1.20)	(2.09)
October 31, 2016	38.42	. 84	(. 63)	. 21	(. 87)	(2.02)
October 31, 2015	40.73	. 61	. 39	1.00	(1.07)	(2.24)
October 31, 2014	41.16	. 64	3.04	3.68	(1.17)	(2.94)

Class Y
April 30, 2019*	31.78	. 27	3.22	3.49	(. 49)	(. 29)
October 31, 2018	34.48	. 94	(. 42)	. 52	(1.41)	(1.81)
October 31, 2017	35.73	. 54	1.57	2.11	(1.27)	(2.09)
October 31, 2016	38.39	. 90	(. 61)	. 29	(. 93)	(2.02)
October 31, 2015	40.71	. 69	. 38	1.07	(1.15)	(2.24)
October 31, 2014	41.15	. 73	3.01	3.74	(1.24)	(2.94)

See accompanying notes which are an integral part of the financial statements.

684 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 71)	33.55	10.93	18,902	1.37	1.35	1.25	32
(3.07)	30.94	. 86	19,019	1.38	1.37	2.37	81
(3.21)	33.65	6.10	23,285	1.39	1.39	1.10	92
(2.82)	34.94	. 42	25,718	1.38	1.38	2.03	79
(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69

(. 60)	32.22	10.52	19,388	2.12	2.10	. 49	32
(2.83)	29.74	. 10	20,146	2.13	2.12	1.61	81
(2.96)	32.46	5.28	25,114	2.14	2.14	. 35	92
(2.63)	33.82	(. 31)	31,202	2.13	2.13	1.28	79
(2.94)	36.60	1.46	37,474	2.12	2.12	. 58	61
(3.73)	38.96	9.14	41,936	2.11	2.11	. 66	69

(. 71)	33.65	10.93	2,877	1.37	1.35	1.26	32
(3.06)	31.03	. 86	2,726	1.38	1.37	2.36	81
(3.19)	33.73	6.07	3,852	1.39	1.39	1.27	92
(2.82)	35.00	. 44	18,764	1.38	1.38	2.03	79
(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69

(. 77)	34.46	11.13	67,446	1.13	1.00	1.68	32
(3.19)	31.76	1.23	34,715	1.13	1.02	2.84	81
(. 49)	34.46	4.81	16,339	1.14	1.04	1.01	92

(. 78)	34.50	11.18	7,520	. 99	. 94	1.66	32
(3.21)	31.79	1.30	5,941	. 98	. 95	2.84	81
(3.36)	34.49	6.52	4,707	. 99	. 97	1.50	92
(. 92)	35.74	8.07	298	. 98	. 96	2.20	79

(. 75)	34.50	11.08	840,090	1.12	1.10	1.49	32
(3.15)	31.79	1.12	923,857	1.13	1.12	2.66	81
(3.29)	34.49	6.33	845,726	1.14	1.14	1.34	92
(2.89)	35.74	. 68	1,030,471	1.13	1.13	2.28	79
(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69

(. 78)	34.49	11.20	68,245	. 94	. 91	1.67	32
(3.22)	31.78	1.32	73,909	. 93	. 92	2.82	81
(3.36)	34.48	6.55	79,371	. 94	. 94	1.57	92
(2.95)	35.73	. 88	116,662	. 93	. 93	2.47	79
(3.39)	38.39	2.69	151,323	. 92	. 92	1.78	61
(4.18)	40.71	10.45	169,233	. 91	. 91	1.88	69

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 685

Russell Investment Company
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$646,594
Administration fees			41,091
Distribution fees			15,977
Shareholder servicing fees			4,617
Transfer agent fees			152,564
Trustee fees			1,039
			$861,882
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$9,714 $	92,732 $	78,943 $	— $	— $	23,503	$174	$—
U. S. Cash Management Fund	15,325	277,973	275,884	7	—	17,421	330	—
	$25,039 $	370,705 $	354,827 $	7 $	— $	40,924	$504	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$916,002,854
Unrealized Appreciation	$127,037,805
Unrealized Depreciation	(13,717,928)
Net Unrealized Appreciation (Depreciation)	$113,319,877

See accompanying notes which are an integral part of the financial statements.

686 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,043.50	$1,019.79
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.12	$5.06

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,039.80	$1,016.07
	Expenses Paid During Period*	$8.90	$8.80
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.76%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,043.60	$1,019.79
of other funds.	Expenses Paid During Period*	$5.12	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Strategy Income Fund 687

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,045.70	$1,021.52
Expenses Paid During Period*	$3.35	$3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,044.80	$1,021.03
Expenses Paid During Period*	$3.85	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,045.80	$1,021.97
Expenses Paid During Period*	$2.89	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

688 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 49.9%			Apollo Commercial Real Estate Finance,
Asset-Backed Securities - 0.4%			Inc.
Americredit Automobile Receivables			4.750% due 08/23/22	863	856
Trust			Arbor Realty Trust, Inc.
Series 2019-1 Class C			5.250% due 07/01/21 (Þ)	844	910
3.360% due 02/18/25	145	146	Ares Capital Corp.
CKE Restaurants Holdings, Inc.			4.625% due 03/01/24	250	251
Series 2018-1A Class AI			Ascend Learning LLC
4.250% due 06/20/48 (Þ)	582	589	Series 144a
DB Master Finance LLC			6.875% due 08/01/25 (Þ)	390	396
Series 2017-1A Class A2II			ASP AMC Merger Sub, Inc.
4.030% due 11/20/47 (Þ)	869	870	8.000% due 05/15/25 (Þ)	162	104
DPABS Trust			Assurant, Inc.
Series 2017-1A Class A2I			7.000% due 03/27/48 (Ê)	680	694
2.995% due 07/25/47 (Ê)(Þ)	1,135	1,135	AssuredPartners, Inc.
Jimmy John's Funding LLC			7.000% due 08/15/25 (Þ)	3,440	3,251
Series 2017-1A Class A2I			Avantor, Inc.
3.610% due 07/30/47 (Þ)	206	206	9.000% due 10/01/25 (Þ)	3,410	3,707
Santander Drive Auto Receivables Trust			Bank of America Corp.
Series 2018-3 Class C			1.379% due 02/07/25 (~)(Ê)	1,100	1,278
3.510% due 08/15/23	445	448	Series AA
Sound Point CLO XIX, Ltd.			6.100% due 12/31/49 (Ê)(ƒ)	635	681
Series 2018-1A Class E			Series X
8.247% due 04/15/31 (Ê)(Þ)	700	652	6.250% due 09/29/49 (Ê)(ƒ)	1,130	1,218
ZAIS CLO 11, Ltd.			Series Z
Series 2018-11A Class E			6.500% due 12/31/49 (Ê)(ƒ)	375	411
9.352% due 01/20/32 (Ê)(Þ)	750	731	BCD Acquisition, Inc.
		4,777	9.625% due 09/15/23 (Þ)	2,590	2,752
Corporate Bonds and Notes - 16.0%			Becton Dickinson and Co.
Acorda Therapeutics, Inc.			1.900% due 12/15/26	220	260
1.750% due 06/15/21	1,032	898	Becton, Dickinson and Co.
Air Lease Corp.			1.900% due 12/15/26	375	444
4.250% due 02/01/24	280	288	Big River Steel LLC / BRS Finance
Alexandria Real Estate Equities, Inc.			Corp.
3.450% due 04/30/25	520	522	7.250% due 09/01/25 (Þ)	1,410	1,501
3.950% due 01/15/28	170	173	BlackRock Capital Investment Corp.
AMAG Pharmaceuticals, Inc.			5.000% due 06/15/22	977	975
3.250% due 06/01/22	355	299	Boardwalk Pipelines LP
American Airlines Pass-Through Trust			5.950% due 06/01/26	655	705
Series A Class A			Brighthouse Financial, Inc.
3.650% due 06/15/28	766	754	Series WI
American Airlines, Inc. Pass-Through			4.700% due 06/22/47	350	287
Certificates Trust			Brixmor Operating Partnership, LP
Series 2017-1B Class B			4.125% due 06/15/26	330	332
4.950% due 02/15/25 (Ñ)	462	474	Broadcom Corp. / Broadcom Cayman
American International Group, Inc.			Finance, Ltd.
8.175% due 05/15/58 (Ê)	415	503	Series WI
Series A-9			3.625% due 01/15/24	305	303
5.750% due 04/01/48 (Ê)	198	200	3.125% due 01/15/25	360	343
Anheuser-Busch InBev Worldwide, Inc.			Broadcom, Inc.
4.150% due 01/23/25	38	40	4.750% due 04/15/29 (Þ)	275	273
5.550% due 01/23/49	300	333	Bunge Limited Finance Corp.
Apex Tool Group LLC / BC Mountain			4.350% due 03/15/24	45	46
Finance, Inc.			3.250% due 08/15/26	20	18
9.000% due 02/15/23 (Þ)	2,470	2,424	3.750% due 09/25/27	380	356
			CalAmp Corp.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 689

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.625% due 05/15/20	312	304	Encore Capital Group, Inc.
Capital One Financial Corp.			2.875% due 03/15/21	1,270	1,190
3.900% due 01/29/24	335	344	Energy Transfer Operating, LP
Cardtronics, Inc.			6.250% due 04/15/49	350	394
1.000% due 12/01/20	1,478	1,474	Energy Ventures Gom LLC / EnVen
CCO Holdings LLC / CCO Holdings			Finance Corp.
Capital Corp.			11.000% due 02/15/23 (Þ)	400	440
Series DMTN			Envision Healthcare Corp.
5.000% due 02/01/28 (Þ)	1,610	1,608	8.750% due 10/15/26 (Ñ)(Þ)	3,770	3,552
CenterPoint Energy, Inc.			EQM Midstream Partners, LP
Series A			4.000% due 08/01/24	250	244
6.125% due 12/31/99 (Ê)(ƒ)	410	419	Series 5Y
Century Aluminum Co.			4.750% due 07/15/23	10	10
7.500% due 06/01/21 (Þ)	2,500	2,488	Fidelity National Financial, Inc.
CenturyLink, Inc.			4.500% due 08/15/28 (Þ)	605	614
Series G			Finisar Corp.
6.875% due 01/15/28	1,860	1,821	0.500% due 12/15/36	598	587
Citigroup, Inc.			FireEye, Inc.
5.900% due 12/31/49 (Ê)(ƒ)	510	527	Series A
Series R			1.000% due 06/01/35	338	329
6.125% due 12/31/49 (Ê)(ƒ)	404	418	First Union Capital II
Series T			Series A
6.250% due 12/29/49 (Ê)(ƒ)	850	911	7.950% due 11/15/29	74	94
Clovis Oncology, Inc.			Flexion Therapeutics, Inc.
2.500% due 09/15/21	735	655	3.375% due 05/01/24	540	451
CoBank ACB			Ford Motor Credit Co. LLC
Series I			4.140% due 02/15/23	200	200
6.250% due 12/29/49 (Ê)(ƒ)	330	347	3.096% due 05/04/23	200	192
Colony Capital, Inc.			Foresight Energy LLC / Foresight Energy
3.875% due 01/15/21	1,961	1,870	Finance Corp.
Communications Sales & Leasing, Inc. /			11.500% due 04/01/23 (Þ)	4,130	3,201
CSL Capital LLC			Forum Energy Technologies, Inc.
Series WI			6.250% due 10/01/21	280	263
8.250% due 10/15/23 (Ñ)	2,270	2,114	Frontier Communications Corp.
Crown Castle Towers LLC			8.500% due 04/01/26 (Þ)	80	75
3.720% due 07/15/23 (Þ)	755	767	GE Capital International Funding Co.
CSTN Merger Sub, Inc.			Unlimited Co.
Series 000E			Series WI
6.750% due 08/15/24 (Þ)	2,570	2,499	4.418% due 11/15/35	830	774
Depomed, Inc.			General Electric Co.
2.500% due 09/01/21	400	303	3.375% due 03/11/24	115	115
Dermira, Inc.			5.875% due 01/14/38	335	362
3.000% due 05/15/22	485	424	Series D
Diamondback Energy, Inc.			5.000% due 12/29/49 (Ê)(ƒ)(Ñ)	1,611	1,525
4.750% due 11/01/24 (Þ)	255	260	Series GMTN
Discover Financial Services			6.875% due 01/10/39	120	142
3.850% due 11/21/22	385	395	General Motors Financial Co. , Inc.
DISH DBS Corp.			4.200% due 11/06/21	175	179
2.375% due 03/15/24	1,920	1,669	3.550% due 07/08/22	395	397
Dresdner Funding Trust I			4.350% due 04/09/25	135	138
8.151% due 06/30/31 (Þ)	400	512	GNC Holdings, Inc.
Dycom Industries, Inc.			1.500% due 08/15/20 (Ñ)	379	313
0.750% due 09/15/21	354	334	Goldman Sachs BDC, Inc.
Echo Global Logistics, Inc.			4.500% due 04/01/22	1,007	997
2.500% due 05/01/20	1,131	1,107	Goldman Sachs Group, Inc. (The)
			3.696% due 04/26/22 (Ê)	870	878

See accompanying notes which are an integral part of the financial statements.

690 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GoPro, Inc.			MetLife Capital Trust IV
3.500% due 04/15/22	215	207	7.875% due 12/15/37 (Þ)	800	996
Granite Point Mortgage Trust, Inc.			MetLife, Inc.
5.625% due 12/01/22 (Þ)	853	866	9.250% due 04/08/38 (Þ)	650	891
Green Plains, Inc.			10.750% due 08/01/39	546	854
4.125% due 09/01/22	1,177	1,142	Series C
GTT Communications, Inc.			5.250% due 12/29/49 (Ê)(ƒ)	291	295
Series 144a			Series D
7.875% due 12/31/24 (Ñ)(Þ)	5,613	5,290	5.875% due 12/31/99 (Ê)(ƒ)	203	212
Hannon Armstrong Sustainable			Micron Technology, Inc.
Infrastructure Capital, Inc.			4.640% due 02/06/24	390	402
4.125% due 09/01/22	569	586	Midas Intermediate Holdco II LLC
HCI Group, Inc.			7.875% due 10/01/22 (Þ)	1,370	1,260
4.250% due 03/01/37	302	300	Morgan Stanley
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22	758	741	1.750% Series GMTN due 01/30/25	965	1,140
Hercules Capital, Inc.			Multi-Color Corp.
4.375% due 02/01/22	1,147	1,140	4.875% due 11/01/25 (Þ)	107	111
High Ridge Brands Co.			Nevro Corp.
8.875% due 03/15/25 (Þ)	1,640	681	1.750% due 06/01/21	764	775
Hope Bancorp, Inc.			New York Mortgage Trust, Inc.
2.000% due 05/15/38 (Þ)	1,538	1,386	6.250% due 01/15/22	1,331	1,339
HUB International, Ltd.			NextEra Energy Capital Holdings, Inc.
7.000% due 05/01/26 (Þ)	2,760	2,784	5.650% due 05/01/79 (Ê)	400	406
Infinera Corp.			NFP Corp.
2.125% due 09/01/24	735	576	6.875% due 07/15/25 (Þ)	2,040	2,004
Invacare Corp.			NVA Holdings, Inc.
5.000% due 02/15/21	281	248	6.875% due 04/01/26 (Þ)	2,570	2,596
4.500% due 06/01/22	65	54	One Call Corp.
Jack Ohio Finance LLC / Jack Ohio
Finance 1 Corp.			Series 144@
10.250% due 11/15/22 (Þ)	1,450	1,568	7.500% due 07/01/24 (Š)(Þ)	7,525	6,471
JPMorgan Chase & Co.			Optimas OE Solutions Holding LLC /
			Optimas OE Solutions, Inc.
3.811% due 10/24/23 (Ê)	750	761	8.625% due 06/01/21 (Þ)	3,340	3,123
Series 1			Patrick Industries, Inc.
6.053% due 04/29/49 (Ê)(ƒ)	302	304	1.000% due 02/01/23	1,239	1,133
Series S			Pattern Energy Group, Inc.
6.750% due 01/29/49 (Ê)(ƒ)	750	831	4.000% due 07/15/20	1,183	1,200
Series X			PDC Energy, Inc.
6.100% due 12/31/49 (Ê)(ƒ)	195	207	1.125% due 09/15/21	265	252
JPW Industries Holding Corp.			PDL BioPharma, Inc.
9.000% due 10/01/24 (Þ)	890	868	2.750% due 12/01/21	16	17
KKR Real Estate Finance Trust, Inc.			PennyMac Corp.
6.125% due 05/15/23 (Þ)	1,305	1,341	5.375% due 05/01/20	1,910	1,910
Land O'Lakes, Inc.			Plastipak Holdings, Inc.
Series 144a			6.250% due 10/15/25 (Þ)	3,225	3,015
7.250% due 12/31/99 (ƒ)(Þ)	185	181	Polar US Borrower LLC
Liberty Mutual Group, Inc.			7.348% due 10/16/25 (Ê)	374	375
7.800% due 03/15/37 (Þ)	300	359	Polaris Intermediate Corp.
Ligand Pharmaceuticals, Inc.			8.500% due 12/01/22 (Þ)	4,400	4,377
0.750% due 05/15/23 (Þ)	1,120	971	PRA Group, Inc.
Macquarie Infrastructure Corp.			3.000% due 08/01/20	1,721	1,644
2.000% due 10/01/23	1,421	1,247	Prudential Financial, Inc.
Medicines Co. (The)			5.625% due 06/15/43 (Ê)	1,266	1,326
2.750% due 07/15/23	395	361	5.200% due 03/15/44 (Ê)	475	484

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 691

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.700% due 09/15/48 (Ê)	158	164	Teva Pharmaceutical Finance Co. LLC
QVC, Inc.			Series C
4.375% due 03/15/23	120	121	0.250% due 02/01/26	1,085	1,005
Rackspace Hosting, Inc.			Townsquare Media, Inc.
8.625% due 11/15/24 (Ñ)(Þ)	554	517	Series 144a
Radio One, Inc.			6.500% due 04/01/23 (Þ)	1,070	1,045
7.375% due 04/15/22 (Þ)	3,275	3,210	TransDigm, Inc.
Radius Health, Inc.			Series WI
3.000% due 09/01/24	1,235	1,071	6.375% due 06/15/26	2,110	2,115
Redfin Corp.			Trident Merger Sub, Inc.
1.750% due 07/15/23	64	62	6.625% due 11/01/25 (Þ)	3,020	2,816
Resource Capital Corp.			Truck Hero Inc.
4.500% due 08/15/22	1,033	1,030	8.500% due 04/21/24 (Þ)	2,490	2,509
RP Crown Parent LLC			Tutor Perini Corp.
7.375% due 10/15/24 (Þ)	1,644	1,712	2.875% due 06/15/21	860	847
Sabine Pass Liquefaction LLC			Twitter, Inc.
Series WI			1.000% due 09/15/21	1,000	965
5.875% due 06/30/26	375	418	Two Harbors Investment Corp.
5.000% due 03/15/27	100	106	6.250% due 01/15/22	1,394	1,411
SBA Tower Trust			Uniti Group LP
2.877% due 07/09/21 (Þ)	220	219	7.125% due 12/15/24 (Ñ)(Þ)	2,920	2,643
3.448% due 03/15/23 (Þ)	945	951	Veeco Instruments, Inc.
SEACOR Holdings, Inc.			2.700% due 01/15/23	1,187	1,025
3.000% due 11/15/28	1,287	1,252	VEREIT Operating Partnership, LP
Simmons Foods, Inc.			3.950% due 08/15/27	435	431
5.750% due 11/01/24 (Þ)	550	506	Verizon Communications, Inc.
Sirius XM Radio, Inc.			4.125% due 03/16/27	375	395
5.375% due 07/15/26 (Þ)	750	772	4.750% due 11/01/41	55	59
SM Energy Co.			Series WI
1.500% due 07/01/21	370	342	4.862% due 08/21/46	25	27
Southern California Edison Co.			5.012% due 04/15/49	245	276
Series 08-A			4.672% due 03/15/55	175	185
5.950% due 02/01/38	50	58	ViaSat, Inc.
Series B			5.625% due 09/15/25 (Þ)	1,930	1,916
4.875% due 03/01/49	190	202	Vitamin Shoppe, Inc.
Series C			2.250% due 12/01/20	565	500
4.125% due 03/01/48	320	303	Vizient, Inc.
Series E			10.375% due 03/01/24 (Þ)	3,110	3,354
6.250% due 08/29/49 (Ê)(ƒ)	74	74	6.250% due 05/15/27 (Þ)	1,070	1,107
SRS Distribution, Inc.			Voya Financial, Inc.
8.250% due 07/01/26 (Þ)	2,650	2,590	5.650% due 05/15/53 (Ê)	790	792
SunPower Corp.			Series A
4.000% due 01/15/23	157	130	6.125% due 12/31/99 (Ê)(ƒ)	210	218
SunTrust Banks, Inc.			W/S Packaging Holdings, Inc.
Series H			9.000% due 04/15/23 (Ñ)(Þ)	672	727
5.125% due 12/31/99 (Ê)(ƒ)	215	208	Wells Fargo & Co.
Surgery Center Holdings, Inc.			Series K
6.750% due 07/01/25 (Þ)	4,340	4,035	6.381% due 03/29/49 (Ê)(ƒ)	1,240	1,246
10.000% due 04/15/27 (Þ)	230	236	Series U
Synaptics, Inc.			5.875% due 12/31/49 (Ê)(ƒ)(Ñ)	351	379
0.500% due 06/15/22	1,481	1,352	Wells Fargo Capital X
Team Health Holdings, Inc.			5.950% due 12/15/36	455	512
6.375% due 02/01/25 (Ñ)(Þ)	2,330	1,981	West Corp.
TerraForm Power Operating LLC			Series 0005
4.250% due 01/31/23 (Þ)	98	97	8.500% due 10/15/25 (Þ)	2,610	2,300

See accompanying notes which are an integral part of the financial statements.

692 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
West Street Merger Sub, Inc.			Series REGS
6.375% due 09/01/25 (Þ)	1,580	1,529	6.500% due 03/10/21	345	361
Western Asset Mortgage Capital Corp.			Becton, Dickinson and Co.
6.750% due 10/01/22	830	812	3.020% due 05/24/25	270	362
Western Digital Corp.			BHP Billiton Finance USA, Ltd.
1.500% due 02/01/24 (Þ)	2,190	1,954	6.750% due 10/19/75 (Ê)(Þ)	1,550	1,744
Xerox Corp.			BNP Paribas SA
2.800% due 05/15/20	115	114	6.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	207
Zillow Group, Inc.			7.625% due 12/29/49 (Ê)(ƒ)(Þ)	200	211
1.500% due 07/01/23	1,200	1,094	7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	530
		194,121	6.625% due 12/31/99 (Ê)(ƒ)(Þ)	500	510
International Debt - 7.7%			7.000% due 12/31/99 (Ê)(ƒ)(Þ)	200	208
1011778 B. C. Unlimited Liability Co.			Series 144a
1st Lien Term Loan B			7.375% due 12/31/49 (Ê)(ƒ)(Þ)	500	541
4.733% due 02/17/24 (~)(Ê)	249	249	CIFC Funding, Ltd.
Adani Ports and Special Economic Zone,
			Series 2019-4A Class DR
Ltd.			9.792% due 10/20/27 (Ê)(Þ)	325	325
Series REGS
3.500% due 07/29/20	230	230	CRCC Yuxiang, Ltd.
3.950% due 01/19/22	500	503	3.500% due 05/16/23	400	401
AerCap Ireland Capital, Ltd. / AerCap			Credit Agricole SA
Global Aviation Trust			7.875% due 01/29/49 (Ê)(ƒ)(Þ)	200	217
4.625% due 07/01/22	250	260	8.125% due 12/31/49 (Ê)(ƒ)(Þ)	600	683
4.875% due 01/16/24	285	299	6.875% due 12/31/99 (Ê)(ƒ)(Þ)	400	417
4.450% due 04/03/26	225	228	Credit Suisse Group AG
AI Mistral Luxembourg Subco Sarl Term			7.125% due 12/29/49 (~)(Ê)(ƒ)	400	417
Loan B			7.250% due 12/31/99 (Ê)(ƒ)(Þ)	200	208
5.483% due 03/09/24 (~)(Ê)	964	888	Series 144a
AIA Group, Ltd.			7.500% due 12/31/99 (Ê)(ƒ)(Þ)	600	629
3.900% due 04/06/28 (Þ)	765	787	Credit Suisse Group Funding Guernsey,
AIB Group PLC			Ltd.
4.263% due 04/10/25 (Ê)(Þ)	390	394	Series WI
Albea Beauty Holdings SA Term Loan			3.750% due 03/26/25	265	268
5.887% due 04/22/24 (Ê)	356	355	CSCEC Finance (Cayman) II Co.
Alpha 3 BV Term Loan B			2.700% due 06/14/21	505	499
5.601% due 01/31/24 (Ê)	401	400	Ctrip. com International, Ltd.
Arterra Wines Canada, Inc. 1st Lien			1.250% due 09/15/22	1,003	1,023
Term Loan B1			Dai-ichi Life Insurance Co. , Ltd. (The)
5.365% due 12/15/23 (Ê)	273	271	7.250% due 12/29/49 (Ê)(ƒ)(Þ)	950	1,019
Avolon Holdings Funding, Ltd.			4.000% due 12/31/49 (Ê)(ƒ)(Þ)	200	195
3.950% due 07/01/24 (Þ)	75	75	5.100% due 12/31/49 (Ê)(ƒ)(Ñ)(Þ)	1,100	1,144
4.375% due 05/01/26 (Þ)	185	184	Daimler Finance NA LLC
AXA SA			3.400% due 02/22/22 (Þ)	1,045	1,056
8.600% due 12/15/30	190	256	3.650% due 02/22/24 (Þ)	395	404
6.379% due 12/14/49 (Ê)(ƒ)(Þ)	400	438	Danske Bank A/S
Baffinland Iron Corp.			5.375% due 01/12/24 (Þ)	625	655
8.750% due 07/15/26 (Þ)	3,780	3,813	Delta 2 (LUX ) SARL Term Loan B
Baidu, Inc.			4.983% due 02/21/24 (Ê)	335	330
3.875% due 09/29/23	600	611	Diamond (BC) BV 1st Lien Term Loan
Bank of China (Hong Kong), Ltd.			5.541% due 09/06/24 (Ê)	403	388
5.900% due 12/31/99 (Ê)(ƒ)(Þ)	1,000	1,045	10.483% due 09/06/24 (Ê)	1	1
Barclays PLC			DNB Bank ASA
4.610% due 02/15/23 (Ê)	405	415	6.500% due 09/22/22 (~)(Ê)(ƒ)	400	415
7.875% due 12/31/49 (~)(Ê)(ƒ)	400	422	Dryden Senior Loan Fund
8.000% due 12/31/99 (Ê)(ƒ)	400	422	Series 2018-45A Class ER
BBVA Bancomer SA			8.637% due 10/15/30 (Ê)(Þ)	500	475

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 693

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Eastern Creation II Investment Holdings,			Indonesia Asahan Aluminium (Persero)
Ltd.			PT
2.750% due 09/26/20	600	596	5.230% due 11/15/21 (Þ)	250	260
Electricite de France SA			ING Groep NV
5.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,150	1,167	6.875% due 12/29/49 (~)(ƒ)	200	209
5.625% due 12/29/49 (Ê)(ƒ)(Þ)	400	404	ION Trading Technologies Sarl 1st Lien
Ellie Mae, Inc.			Term Loan B
6.474% due 04/02/26 (Ê)	253	254	6.651% due 11/21/24 (Ê)	1,545	1,508
Emera, Inc.			Johnson Electric Holdings, Ltd.
			4.125% due 07/30/24	280	284
Series 16-A			Kazakhstan Government International
6.750% due 06/15/76 (Ê)	1,192	1,282	Bond
Enbridge, Inc.			Series REGS
6.250% due 03/01/78 (Ê)	653	662	3.875% due 10/14/24	140	145
Series 16-A			La Mondiale SAM
6.000% due 01/15/77 (Ê)	797	798	4.800% due 01/18/48 (~)(Ê)	400	367
Enel Finance International NV			LCM Ltd Partnership
3.625% due 05/25/27 (Þ)	285	274	Series 2018-18A Class ER
Enel SpA			8.542% due 04/20/31 (Ê)(Þ)	500	475
8.750% due 09/24/73 (Ê)(Þ)	1,500	1,680	Link Finance Cayman 2009, Ltd.
Eni SpA			3.600% due 09/03/24	570	577
Series X-R			Lloyds Banking Group PLC
4.000% due 09/12/23 (Þ)	370	379	7.500% due 04/30/49 (Ê)(ƒ)(Ñ)	400	420
Ensco Jersey Finance, Ltd.			7.500% due 12/31/99 (Ê)(ƒ)	500	519
3.000% due 01/31/24	833	704	Magnetite XV CLO, Ltd.
Evergreen Skills Lux Sarl 1st Lien Term
Loan			Series 2018-15A Class ER
7.229% due 04/28/21 (~)(Ê)	4,748	3,959	7.690% due 07/25/31 (Ê)(Þ)	325	301
Evergreen Skills Lux Sarl 2nd Lien Term			Mallinckrodt International Finance SA
Loan			1st Lien Term Loan B
10.733% due 04/28/22 (~)(Ê)	1,980	564	0.000% due 09/24/24 (~)(Ê)(v)	115	103
Fukoku Mutual Life Insurance Co.			Marble Point CLO XII, Ltd.
6.500% due 09/29/49 (~)(Ê)(ƒ)	1,050	1,138	Series 2018-1A Class E
Garda World Security Corp. Term Loan B			8.601% due 07/16/31 (~)(Ê)(Þ)	700	645
6.115% due 05/26/24 (Ê)	215	214	MEG Energy Corp.
GFL Environmental, Inc.			6.375% due 01/30/23 (Þ)	1,830	1,729
5.375% due 03/01/23 (Þ)	300	292	7.000% due 03/31/24 (Þ)	3,100	2,940
GFL Environmental, Inc. 1st Lien Term			Meiji Yasuda Life Insurance Co.
Loan B			5.200% due 10/20/45 (Ê)(Þ)	400	420
5.483% due 05/31/25 (Ê)	373	370	5.100% due 04/26/48 (Ê)(Þ)	400	417
Ghana Government International Bond			Mitsui Sumitomo Insurance Co. , Ltd.
Series REGS			4.950% due 12/31/99 (Ê)(ƒ)(Þ)	600	614
7.875% due 08/07/23	25	26	Mountain View CLO XIV, Ltd.
Guggenheim CLO LLC			Series 2019-1A Class E
Series 2018-1A Class DR			9.328% due 04/15/29 (Ê)(Þ)	250	244
9.187% due 10/15/31 (Ê)(Þ)	789	756	MPT Operating Partnership, LP / MPT
GVC Holdings PLC Term Loan B2			Finance Corp.
4.983% due 03/15/24 (Ê)	278	278	4.000% due 08/19/22	425	520
Hamilton Holdco LLC Term Loan B			Nippon Life Insurance Co.
4.610% due 05/30/25 (Ê)	247	247	5.000% due 10/18/42 (Ê)(Þ)	205	212
Hanwha Life Insurance Co. , Ltd.			5.100% due 10/16/44 (Ê)(Þ)	300	314
4.700% due 04/23/48 (Ê)(ƒ)(Þ)	600	583	4.700% due 01/20/46 (Ê)(Þ)	900	923
			Northwest Acquisitions ULC / Dominion
HSBC Capital Funding, LP			Finco, Inc.
10.176% due 12/29/49 (Ê)(ƒ)(Þ)	375	562	7.125% due 11/01/22 (Þ)	3,420	2,873
HSBC Holdings PLC			Numericable Group SA Term Loan B11
6.875% due 12/31/49 (Ê)(ƒ)	200	210	5.233% due 06/22/25 (Ê)	124	120
6.500% due 12/31/99 (Ê)(ƒ)	200	204	Numericable Group SA Term Loan B12

See accompanying notes which are an integral part of the financial statements.

694 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.160% due 01/05/26 (Ê)	496	482	6.101% due 07/10/25 (~)(Ê)	241	242
NXP BV / NXP Funding LLC			Steele Creek CLO, Ltd.
4.875% due 03/01/24 (Þ)	140	148	Series 2018-1A Class E
5.550% due 12/01/28 (Þ)	165	181	8.347% due 04/15/31 (Ê)(Þ)	1,125	1,044
Open Text Corp. 1st Lien Term Loan B			Sumitomo Life Insurance Co.
4.233% due 05/30/25 (Ê)	371	372	6.500% due 09/20/73 (Ê)(Þ)	400	438
Ortho-Clinical Diagnostics SA 1st Lien			Svenska Handelsbanken AB
Term Loan B			6.250% due 12/31/99 (Ê)(ƒ)	400	407
5.733% due 06/01/25 (Ê)	339	333	Swiss Re Finance (Luxembourg) SA
Parq Holdings, LP Term Loan			5.000% due 04/02/49 (Ê)(Þ)	400	413
10.101% due 12/17/20 (~)(Ê)	926	921	Sydney Airport Finance Co. Pty, Ltd.
Phoenix Group Holdings
5.375% due 07/06/27	600	585	3.900% Series REGS due 03/22/23	460	472
Pretium Resources, Inc.			Symphony CLO, Ltd.
2.250% due 03/15/22	350	322
QBE Insurance Group, Ltd.			8.984% Series 2019-20A due 01/16/32 Class E (Ê)(Þ)	250	241
6.750% due 12/02/44 (~)(Ê)	700	753	Syngenta Finance NV
5.875% due 06/17/46 (~)(Ê)	406	415	4.441% due 04/24/23 (Þ)	475	488
Royal Bank of Scotland Group PLC			5.676% due 04/24/48 (Þ)	235	227
6.125% due 12/15/22	250	268	Tencent Holdings, Ltd.
7.648% due 09/30/49 (Ê)(ƒ)	460	582	3.800% due 02/11/25	255	260
8.625% due 12/29/49 (Ê)(ƒ)(Ñ)	1,000	1,075	Teva Pharmaceutical Finance
Saudi Arabian Oil Co.			Netherlands III BV
4.375% due 04/16/49 (Þ)	200	195	Series WI
Scorpio Tankers, Inc.			6.000% due 04/15/24	200	204
3.000% due 05/15/22	155	152	Tilray, Inc.
SF Holding Investment, Ltd.			5.000% due 10/01/23 (Þ)	490	407
4.125% due 07/26/23	775	789	Titan Acquisition, Ltd.
Ship Finance International, Ltd.			7.750% due 04/15/26 (Þ)	3,137	2,886
5.750% due 10/15/21	1,224	1,214	TransCanada Trust
Sibanye Gold, Ltd.			5.625% due 05/20/75 (Ê)	370	369
1.875% due 09/26/23	200	179	Series 16-A
Silver Standard Resources, Inc.			5.875% due 08/15/76 (Ê)	1,278	1,308
2.875% due 02/01/33	924	913	Travelport Finance Luxembourg Sarl
SK Telecom Co. , Ltd.			Term Loan
3.750% due 04/16/23 (Þ)	595	608	0.000 due 03/13/26 (~)(Ê)(v)	250	244
			Travelport Finance Luxembourg Sarl
Skandinaviska Enskilda Banken AB			Term Loan B
5.750% due 11/29/49 (~)(Ê)(ƒ)	200	199	5.184% due 03/16/25 (Ê)	913	912
SMBC Aviation Capital			Trinitas CLO X, Ltd.
4.125% due 07/15/23 (Þ)	250	257	Series 2019-10A Class E
3.550% due 04/15/24 (Þ)	200	201	9.518% due 04/15/32 (Ê)(Þ)	550	532
Societe Generale SA			Turk Telekomunikasyon Anonim Sirketi
7.375% due 12/29/49 (Ê)(ƒ)(Þ)	400	416	Series REGS
7.875% due 12/31/49 (Ê)(ƒ)(Þ)	200	211	4.875% due 06/19/24	300	269
Solvay Acetow GMBH Term Loan			Turkey Government International Bond
8.151% due 05/31/23 (Ê)	359	344	5.625% due 03/30/21	400	394
Sompo Japan Insurance, Inc.			Turkiye Sise ve Cam Fabrikalari Anonim
5.325% due 03/28/73 (Ê)(Þ)	600	625	Sirketi
Sound Point CLO III-R, Ltd,			6.950% due 03/14/26 (Þ)	325	312
Series 2018-2RA Class E			UBS Group Funding Switzerland AG
8.436% due 04/15/29 (~)(Ê)(Þ)	500	479	3.491% due 05/23/23 (Þ)	315	317
Standard Chartered PLC			6.875% due 12/29/49 (Ê)(ƒ)	200	207
7.500% due 12/29/49 (Ê)(ƒ)(Þ)	200	211	7.125% due 12/29/49 (~)(Ê)(ƒ)	200	210
7.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	213	7.000% due 12/31/99 (Ê)(ƒ)(Þ)	400	417
Stars Group Holdings BV Term Loan B			VIVAT NV

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 695

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 12/31/99 (~)(Ê)(ƒ)	400	397	7.693% due 05/10/24 (Ê)	717	646
Vodafone Group PLC			AppLovin Corp. 1st Lien Term Loan B
5.250% due 05/30/48	255	262	6.233% due 08/15/25 (Ê)	599	600
7.000% due 04/04/79 (Ê)	660	693	Aramark Services, Inc. 1st Lien Term
Want Want China Finance, Ltd.			Loan B3
2.875% due 04/27/22	590	582	4.233% due 03/11/25 (~)(Ê)	400	399
Weatherford International, Ltd. 1st Lien			Aretec Group, Inc. 1st Lien Term Loan
Term Loan			6.733% due 10/01/25 (Ê)	299	296
3.915% due 07/13/20 (Ê)	298	291	Ascena Retail Group, Inc. Term Loan B
Weibo Corp.			7.000% due 08/21/22 (Ê)	318	274
1.250% due 11/15/22	220	208	Ascend Learning LLC Term Loan B
Woodside Finance, Ltd.			5.483% due 07/12/24 (Ê)	280	278
3.650% due 03/05/25 (Þ)	440	438	AssuredPartners, Inc. 1st Lien Term
3.700% due 09/15/26 (Þ)	600	592	Loan B
WPP Finance			5.733% due 10/22/24 (Ê)	359	357
5.625% due 11/15/43	195	198	Asurion LLC 2nd Lien Term
Ziggo Secured Finance Partnership 1st			8.983% due 08/04/25 (~)(Ê)	5,850	5,959
Lien Term Loan E			Avaya, Inc. Term Loan B
4.973% due 04/27/25 (~)(Ê)	250	248	6.723% due 12/15/24 (Ê)	992	994
		93,902	Avolon LLC 1st Lien Term Loan B3
Loan Agreements - 9.2%			4.487% due 01/15/25 (~)(Ê)	360	359
ABG Intermediate Holdings 2 LLC 1st			Bass Pro Group LLC 1st Lien Term
Lien Term Loan B			Loan B
5.983% due 09/29/24 (Ê)	677	675	7.483% due 12/16/23 (Ê)	373	372
ABG Intermediate Holdings 2 LLC 2nd			Bausch Health Cos. , Inc. 1st Lien Term
Lien Term Loan			Loan B
10.233% due 09/29/25 (Ê)	175	172	5.224% due 11/27/25 (Ê)	713	713
Advanced Integration Technology, LP 1st			Belron SA Term Loan B
Lien Term Loan B1			4.989% due 10/26/24 (Ê)	124	124
7.379% due 04/03/23 (Ê)	373	371	Blount International, Inc. 1st Lien Term
AgroFresh Inc. Term Loan B			Loan B
7.291% due 07/31/21 (Ê)	4	4	6.233% due 04/12/23 (Ê)	361	362
7.366% due 07/31/21 (Ê)	735	714	Boxer Parent Co. , Inc. 1st Lien Term
AGS LLC 1st Lien Term Loan B			Loan B
5.983% due 02/15/24 (Ê)	224	224	6.851% due 10/02/25 (Ê)	1,496	1,486
Alliant Holdings Intermediate, LLC			Brave Parent Holdings, Inc. Term Loan
Term Loan B2			6.541% due 04/17/25 (Ê)	1	1
8.250% due 08/01/23 (Þ)	4,310	4,428	6.583% due 04/17/25 (Ê)	372	373
Almonde, Inc. 2nd Lien Term Loan			Brickman Group, Ltd. 1st Lien Term
9.851% due 04/28/25 (Ê)	103	102	Loan B
Alphabet Holding Company, Inc. 1st			5.000% due 08/10/25 (~)(Ê)	383	382
Lien Term Loan			Brookfield WEC Holdings, Inc. Term
5.983% due 08/15/24 (Ê)	254	237	Loan
Alvogen Group, Inc. 1st Lien Term			5.983% due 08/01/25 (~)(Ê)	125	125
Loan B			C. H. Guenther & Son, Inc. Term Loan B
7.230% due 04/02/22 (Ê)	730	690	5.233% due 03/22/25 (Ê)	372	372
American Airlines, Inc. 1st Lien Term			Cabot Microelectronics Corp. 1st Lien
Loan B			Term Loan B
4.229% due 06/27/25 (Ê)	365	360	4.750% due 11/15/25 (Ê)	226	226
American Airlines, Inc. Term Loan B			Canyon Valor Cos. , Inc. 1st Lien Term
4.479% due 04/28/23 (Ê)	1,071	1,063	Loan B
Amneal Pharmaceuticals LLC 1st Lien			5.351% due 06/16/23 (Ê)	342	341
Term Loan B			CBS Radio Inc. 1st Lien Term Loan B
6.000% due 05/04/25 (Ê)	372	373	5.229% due 03/02/24 (Ê)	217	217
Anastasia Parent LLC 1st Lien Term			Change Healthcare Holdings LLC 1st
Loan B			Lien Term Loan B
6.233% due 08/10/25 (Ê)	597	546	5.233% due 03/01/24 (~)(Ê)	158	158
AP Exhaust Acquisition LLC 1st Lien			Charming Charlie, Inc. Term Loan A
Term Loan			12.580% due 04/24/23 (Ê)(Š)	109	42

See accompanying notes which are an integral part of the financial statements.

696 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Charming Charlie, Inc. Term Loan B			ECI Macola/Max Holding LLC Term
12.580% due 04/24/23 (Ê)(Š)	133	51	Loan B
Charter Communications, Inc. Term			6.851% due 09/27/24 (Ê)	360	358
Loan B			Emerald US, Inc. Term Loan B1
4.490% due 04/30/25 (~)(Ê)	124	125	6.601% due 05/09/21 (~)(Ê)	498	497
CityCenter Holdings LLC Term Loan B			EnergySolutions LLC 1st Lien Term
4.733% due 04/18/24 (~)(Ê)	249	249	Loan B
Cogeco Communications (USA) II LP 1st			6.351% due 05/11/25 (Ê)	744	700
Lien Term Loan B			Engineered Machinery Holdings, Inc.
4.733% due 08/11/24 (Ê)	725	723	2nd Lien Term Loan
Commercial Barge Line Co. Term Loan			9.851% due 07/19/25 (~)(Ê)	305	298
B1			Entegris, Inc. Term Loan B
11.233% due 11/12/20 (Ê)	754	523	4.483% due 11/01/25 (Ê)	374	374
Constellis Holdings LLC 1st Lien Term			Envision Healthcare Corp. 1st Lien Term
Loan			Loan B
7.541% due 04/18/24 (Ê)	2	2	6.233% due 10/11/25 (~)(Ê)	449	433
7.583% due 04/18/24 (Ê)	715	683	Everi Payments, Inc. 1st Lien Term Loan
Constellis Holdings LLC 2nd Lien Term			Series 91D
Loan			5.483% due 05/09/24 (Ê)	531	532
11.583% due 04/21/25 (Ê)	247	233	EVO Payments International LLC 1st
Cortes NP Acquisition Corp Term Loan B			Lien Term Loan B
6.629% due 11/30/23 (Ê)	824	787	5.730% due 12/22/23 (Ê)	198	198
Crosby US Acquisition Corp. 1st Lien			First Data Corp. 1st Lien Term Loan
Term Loan			4.481% due 04/26/24 (~)(Ê)	1,875	1,874
5.487% due 11/22/20 (Ê)	357	353	First Data Corp. Term Loan
Crown Finance, Inc. 1st Lien Term
Loan B			4.481% due 07/10/22 (Ê)	75	75
4.733% due 02/28/25 (Ê)	150	149	Focus Financial Partners LLC 1st Lien
CT Technologies Intermediate Holdings,			Term Loan B2
Inc. 1st Lien Term Loan B			4.983% due 07/03/24 (~)(Ê)	222	222
6.733% due 12/01/21 (Ê)	255	217	Fort Dearborn Company 1st Lien Term
			Loan
CWGS Group LLC Term Loan			6.479% due 10/19/23 (Ê)	12	12
5.229% due 11/08/23 (~)(Ê)	459	424	6.602% due 10/19/23 (Ê)	346	344
Delek US Holdings, Inc. 1st Lien Term
Loan B			Getty Images, Inc. 1st Lien Term Loan
4.733% due 03/30/25 (Ê)	495	494	7.000% due 02/12/26 (Ê)	748	745
Dell International LLC 1st Lien Term			GHX Ultimate Parent Corp. 1st Lien
Loan B			Term Loan
4.490% due 09/07/23 (~)(Ê)	499	499	5.851% due 06/30/24 (Ê)	717	706
Dexko Global, Inc. 2nd Lien Term Loan			Global Payments, Inc. 1st Lien Term
			Loan B3
10.851% due 07/24/25 (~)(Ê)	1,650	1,634	4.233% due 04/22/23 (Ê)	247	246
Digicert Holdings, Inc. 1st Lien Term
Loan			Granite Acquisition, Inc. Term Loan B
6.483% due 10/31/24 (Ê)	114	114	6.092% due 12/17/21 (Ê)	346	347
Digicert Holdings, Inc. 2nd Lien Term			Granite Acquisition, Inc. Term Loan C
Loan			6.101% due 12/17/21 (Ê)	14	14
10.483% due 10/31/25 (Ê)	300	298	Gray Television, Inc. 1st Lien Term
DiversiTech Holdings, Inc. 1st Lien			Loan C
Term Loan B			4.977% due 11/02/25 (Ê)	374	375
5.601% due 06/01/24 (Ê)	124	121	Grifols Worldwide Operations USA, Inc.
Dynacast International LLC 1st Lien			1st Lien Term Loan B
Term Loan B			4.674% due 01/31/25 (Ê)	124	124
5.851% due 01/28/22 (Ê)	383	381	Gruden Holdings, Inc. 1st Lien Term
Dynatrace LLC 1st Lien Term Loan			Loan
5.733% due 08/23/25 (Ê)	232	233	8.101% due 08/18/22 (Ê)	1,070	1,062
EagleView Technology Corp. 1st Lien			GTT Communications, Inc. 1st Lien
Term Loan B1			Term Loan B
5.987% due 07/31/25 (Ê)	499	487	5.230% due 05/31/25 (Ê)	137	132
ECI Macola/Max Holding LLC 2nd Lien			Gulf Finance LLC Term Loan B
Term Loan			7.760% due 08/25/23 (Ê)	251	199
10.601% due 09/29/25 (Ê)	183	182

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 697

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.860% due 08/25/23 (Ê)	150	119	MCC Iowa LLC 1st Lien Term Loan M
H. B. Fuller Co. 1st Lien Term Loan B			4.430% due 01/15/25 (Ê)	350	350
4.487% due 10/20/24 (Ê)	660	657	Messer Industries USA, Inc. 1st Lien
HCA, Inc. Term Loan B10			Term Loan B
4.483% due 03/07/25 (Ê)	50	50	5.101% due 10/02/25 (Ê)	500	498
Heartland Dental LLC 1st Lien Term			Metro-Goldwyn-Mayer, Inc. 1st Lien
Loan			Term Loan B
3.750% due 04/30/25 (Ê)	8	8	4.990% due 07/03/25 (Ê)	373	372
			MGM Growth Properties, LLC 1st Lien
6.233% due 04/30/25 (Ê)	364	358	Term Loan B
Hexion Inc. Term Loan			4.483% due 04/25/23 (~)(Ê)	499	498
5.600% due 10/11/20 (Ê)	125	125	MH Sub I LLC 1st Lien Term Loan
HGIM Corp. 1st Lien Term Loan			6.227% due 09/15/24 (Ê)	1,077	1,076
8.743% due 07/02/23 (Ê)	711	707	MH Sub I LLC 2nd Lien Term Loan
HLF Financing SARL LLC 1st Lien			9.977% due 08/16/25 (~)(Ê)	1,510	1,512
Term Loan B			Midwest Physician Administrative
5.733% due 08/16/25 (Ê)	484	486	Services LLC 1st Lien Term Loan
HS Purchaser LLC 1st Lien Term Loan			5.233% due 08/15/24 (Ê)	714	699
6.233% due 03/29/25 (Ê)	265	260	Midwest Physician Administrative
Hyland Software, Inc. 1st Lien Term			Services LLC 2nd Lien Term Loan
Loan			9.477% due 08/11/25 (Ê)	367	359
5.983% due 07/01/24 (Ê)	90	90	Mitchell International, Inc. 1st Lien
Hyland Software, Inc. 2nd Lien Term			Term Loan B
Loan			5.733% due 11/30/24 (Ê)	365	360
9.483% due 05/23/25 (Ê)	375	377	Mitchell International, Inc. 2nd Lien
I-Logic Technologies Bidco, Ltd. 1st			Term Loan
Lien Term Loan			9.733% due 11/20/25 (Ê)	500	489
5.901% due 12/31/24 (Ê)	556	542	MLN US Holdco LLC 1st Lien Term
INEOS US Finance LLC 1st Lien Term			Loan
Loan B			6.983% due 07/13/25 (Ê)	738	730
4.483% due 03/31/24 (Ê)	721	717	Multi-Color Corp. Term Loan B
Information Resources, Inc. 1st Lien			4.483% due 10/31/24 (Ê)	526	525
Term Loan			NAI Entertainment Holdings LLC 1st
7.129% due 12/03/25 (Ê)	1,524	1,513	Lien Term Loan B
Inovalon Holdings, Inc. Term Loan B			4.990% due 04/23/25 (Ê)	249	248
6.000% due 04/02/25 (Ê)	245	245	Navistar International Corp. 1st Lien
Intrawest Resorts Holdings, Inc. 1st Lien			Term Loan B
Term Loan B1			5.990% due 11/06/24 (Ê)	495	495
5.483% due 06/29/24 (~)(Ê)	721	724	NN, Inc. 1st Lien Term Loan B
Jason, Inc. 1st Lien Term Loan			6.233% due 10/19/22 (Ê)	372	367
7.101% due 06/30/21 (Ê)	373	362	NN, Inc. Term Loan
Kestra Financial, Inc. Term Loan			5.733% due 04/03/21 (Ê)	134	131
0.000% due 04/29/26 (~)(Ê)(v)	250	249	North American Lifting Holdings, Inc.
KUEHG Corp. 2nd Lien Term Loan			1st Lien Term Loan
10.851% due 08/18/25 (~)(Ê)	240	238	7.101% due 11/27/20 (Ê)	700	659
Las Vegas Sands LLC Term Loan			NPC International, Inc. 1st Lien Term
4.233% due 03/27/25 (Ê)	494	493	Loan
LifeScan Global Corp. 1st Lien Term			5.983% due 04/20/24 (Ê)	359	293
Loan			On Assignment, Inc. 1st Lien Term Loan
8.600% due 10/02/24 (Ê)	9	9	B4
8.660% due 10/02/24 (Ê)	483	473	4.483% due 02/21/25 (~)(Ê)	718	717
Limetree Bay Terminals LLC Term Loan			Optiv, Inc. 1st Lien Term Loan
B			5.733% due 02/01/24 (Ê)	346	326
6.483% due 02/10/24 (Ê)	143	139	Oryx Southern Delaware Holdings LLC
Lions Gate Capital Holdings LLC 1st			1st Lien Term Loan B
Lien Term Loan B			5.733% due 02/28/25 (Ê)	866	866
4.733% due 03/24/25 (Ê)	665	661	Panther BF Aggregator 2 LP Term Loan
Masergy Communications, Inc. 2nd Lien			B
Term Loan			0.000% due 03/14/26 (~)(Ê)(v)	179	179
10.101% due 12/15/24 (~)(Ê)	1,457	1,421	Parfums Holding Co. , Inc. 2nd Lien
			Term Loan

See accompanying notes which are an integral part of the financial statements.

698 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.360% due 06/30/25 (~)(Ê)	1,610	1,606	Scientific Games International, Inc. 1st
Patterson Co. 2nd Lien Term Loan			Lien Term Loan B5
11.083% due 08/28/23 (~)(Ê)	590	561	5.233% due 08/14/24 (~)(Ê)	431	430
Peak 10, Inc. 2nd Lien Term Loan			Seadrill Operating, LP Term Loan B
9.986% due 10/12/47 (~)(Ê)	560	494	8.601% due 02/21/21 (Ê)	746	594
Penn National Gaming, Inc. 1st Lien			SeaWorld Parks & Entertainment Term
Term Loan B1			Loan B
4.733% due 10/15/25 (Ê)	374	374	5.483% due 03/31/24 (Ê)	326	325
			Sedgwick Claims Management Services,
Plantronics, Inc. 1st Lien Term Loan			Inc. 1st Lien Term Loan B
4.983% due 07/02/25 (Ê)	345	343	5.733% due 12/31/25 (Ê)	249	249
Platform Specialty Products Corp. 1st			Serta Simmons Bedding LLC 1st Lien
Lien Term Loan			Term Loan
4.733% due 01/31/26 (Ê)	180	180	5.973% due 11/08/23 (Ê)	745	538
Post Holdings, Inc. Incremental Term			Serta Simmons Bedding LLC 2nd Lien
Loan B			Term Loan
4.490% due 05/24/24 (~)(Ê)	467	467	10.473% due 11/08/24 (Ê)	375	158
Pre-Paid Legal Services, Inc. 1st Lien			Sesac Holdco II LLC 1st Lien Term Loan
Term Loan
5.733% due 04/13/25 (Ê)	344	342	5.483% due 02/13/24 (Ê)	179	176
Procera Networks, Inc. 1st Lien Term			Sesac Holdco II LLC 2nd Lien Term
Loan			Loan
6.983% due 11/02/25 (Ê)	324	320	9.733% due 02/24/25 (Ê)	375	369
Project Alpha Intermediate Holding, Inc.			Shutterfly, Inc. Term Loan B
1st Lien Term Loan B			5.250% due 08/17/24 (Ê)	282	281
6.370% due 04/26/24 (Ê)	777	772	Six Flags Entertainment Corp. Term
Quest Software US Holdings, Inc. 1st			Loan B
Lien Term Loan			0.000% due 04/09/26 (~)(Ê)(v)	400	401
6.833% due 05/18/25 (Ê)	1,194	1,181	SonicWALL US Holdings, Inc. 1st Lien
Quintiles IMS, Inc. 1st Lien Term Loan			Term Loan
B2			6.183% due 05/16/25 (Ê)	1,327	1,289
4.601% due 01/18/25 (Ê)	360	359	SonicWALL US Holdings, Inc. 2nd Lien
Rackspace Hosting, Inc. 1st Lien Term			Term Loan
Loan			10.183% due 05/18/26 (Ê)	300	286
5.738% due 11/03/23 (Ê)	270	255	Southcross Energy Partners LP 1st Lien
Radiate Holdco LLC 1st Lien Term			Term Loan B
Loan B			10.750% due 08/04/21 (Ê)	126	99
5.483% due 02/01/24 (Ê)	987	984	Southwire Co. LLC 1st Lien Term Loan B
Radio One, Inc. 1st Lien Term Loan B			4.483% due 05/15/25 (Ê)	422	421
6.490% due 04/05/23 (Ê)	1,529	1,463	Sprint Communications, Inc. 1st Lien
Red Ventures LLC 1st Lien Term Loan			Term Loan B
B1			5.500% due 02/03/24 (Ê)	665	654
5.483% due 11/08/24 (Ê)	742	744	Starfruit Finco BV 1st Lien Term Loan B
Refinitiv US Holdings, Inc. 1st Lien			5.729% due 10/01/25 (Ê)	188	187
Term Loan B			Station Casinos LLC 1st Lien Term
6.233% due 10/01/25 (Ê)	499	493	Loan B
Regionalcare Hospital Partners, Inc.			4.990% due 06/08/23 (Ê)	270	270
Term Loan B			Steak n Shake Operations, Inc. Term
6.987% due 11/16/25 (~)(Ê)	1,169	1,174	Loan B1
Research Now Group, Inc. 1st Lien Term			6.240% due 03/19/21 (Ê)	487	390
Loan			SuperMoose Borrower LLC 1st Lien
8.083% due 12/20/24 (Ê)	372	373	Term Loan
RHP Hotel Properties, LP Term Loan B			6.233% due 08/15/25 (Ê)	665	653
4.610% due 05/11/24 (Ê)	358	358	Tempo Acquisition LLC Term Loan B
Rocket Software, Inc. Term Loan			5.483% due 05/01/24 (Ê)	359	359
6.733% due 11/28/25 (Ê)	219	219	TKC Holdings, Inc. 1st Lien Term Loan
RPI Finance Trust Term Loan B			6.240% due 02/01/23 (~)(Ê)	354	352
4.483% due 03/27/23 (~)(Ê)	123	123	TKC Holdings, Inc. 2nd Lien Term Loan
Sally Holdings LLC 1st Lien Term Loan			10.490% due 02/01/24 (Ê)	187	185
B1			TMS International Corp. 1st Lien Term
4.740% due 07/05/24 (Ê)	636	634	Loan B2

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 699

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.233% due 08/14/24 (Ê)	246	246	Virgin Media Bristol LLC 1st Lien Term
5.333% due 08/14/24 (Ê)	397	397	Loan K
Trader Corp. Term Loan B			4.973% due 01/15/26 (~)(Ê)	250	251
5.479% due 09/28/23 (Ê)	669	667	W3 TopCo LLC 1st Lien Term Loan
TransDigm, Inc. Term Loan			8.479% due 03/08/22 (Ê)	487	485
4.983% due 06/09/23 (Ê)	714	711	8.601% due 03/08/22 (Ê)	5	5
TruGreen Limited Partnership Term			Walker & Dunlop, Inc. 1st Lien Term
Loan			Loan B1
6.223% due 03/12/26 (Ê)	250	251	4.729% due 11/07/25 (Ê)	374	373
U. S. Renal Care, Inc. 1st Lien Term			Web. com Group, Inc. 1st Lien Term
Loan			Loan B
6.851% due 12/31/22 (~)(Ê)	3,007	3,008	6.234% due 10/11/25 (Ê)	682	678
U. S. Renal Care, Inc. 2nd Lien Term			Weight Watchers International, Inc. 1st
Loan			Lien Term Loan B
10.601% due 11/16/23 (~)(Ê)	2,850	2,851	7.350% due 11/29/24 (Ê)	308	296
U. S. Silica Co. , Inc. 1st Lien Term Loan			William Morris Endeavor Entertainment
B			LLC 1st Lien Term Loan B
6.500% due 05/01/25 (Ê)	372	356	5.360% due 05/29/25 (Ê)	714	695
Uber Technologies, Inc. 1st Lien Term			Wyndham Hotels & Resorts, Inc. 1st
Loan			Lien Term Loan B
6.484% due 03/22/25 (Ê)	417	418	4.233% due 05/30/25 (Ê)	522	522
UFC Holdings LLC 1st Lien Term Loan					111,493
5.740% due 04/30/26 (~)(Ê)	180	181	Mortgage-Backed Securities - 11.8%
United Airlines, Inc. Term Loan B			Blackstone Mortgage Trust, Inc.
4.233% due 04/01/24 (Ê)	537	533	4.375% due 05/05/22	325	330
United Natural Foods, Inc. Term Loan			Fannie Mae
6.733% due 10/22/25 (Ê)	748	651	30 Year TBA(Ï)
Univar USA, Inc Term Loan B3			3.000%	4,000	3,955
4.733% due 07/01/24 (Ê)	206	206	3.500%	23,000	23,100
UPC Financing Partnership 1st Lien			Fannie Mae REMICS
Term Loan AR			Series 2010-35 Class SG
4.973% due 01/15/26 (~)(Ê)	958	958	Interest Only STRIP
USI, Inc. Term Loan B			5.418% due 04/25/40 (Ê)	557	92
5.601% due 05/16/24 (Ê)	719	711	Series 2010-99 Class NI
UTEX Industries, Inc. 1st Lien Term			Interest Only STRIP
Loan B			6.000% due 09/25/40	2,718	543
6.483% due 05/22/21 (~)(Ê)	1,964	1,898
UTEX Industries, Inc. 2nd Lien Term			Series 2010-140 Class GS
Loan B			Interest Only STRIP
9.733% due 05/22/22 (~)(Ê)	800	752	5.229% due 07/25/39 (Ê)	1,736	126
Valeant Pharmaceuticals International,			Series 2011-59 Class BI
Inc. Term Loan B			Interest Only STRIP
5.474% due 05/17/25 (~)(Ê)	713	716	6.000% due 08/25/40	1,235	54
Varsity Brands Holding Co. , Inc. 1st Lien
Term Loan			Series 2011-98 Class AI
5.983% due 12/15/24 (Ê)	360	358	Interest Only STRIP
Verdesian Life Sciences LLC Term Loan			3.500% due 11/25/37	1,968	63
9.500% due 07/01/20 (Ê)	1,083	964	Series 2011-101 Class SA
VeriFone Systems, Inc. 1st Lien Term			Interest Only STRIP
Loan			5.129% due 10/25/41 (Ê)	2,543	342
6.683% due 08/20/25 (Ê)	239	238	Series 2011-134 Class SP
Verscend Holding Corp. 1st Lien Term			Interest Only STRIP
Loan B			4.040% due 02/25/41 (Ê)	5,884	616
6.983% due 08/27/25 (Ê)	746	750	Series 2012-36 Class SN
Vertafore, Inc. 1st Lien Term Loan B			Interest Only STRIP
5.733% due 07/02/25 (Ê)	748	741	5.672% due 04/25/42 (Ê)	1,168	192
VICI Properties, Inc. 1st Lien Term
Loan B			Series 2012-49 Class QI
4.487% due 12/15/24 (~)(Ê)	125	125	Interest Only STRIP
			4.500% due 12/25/40	2,459	268

See accompanying notes which are an integral part of the financial statements.

700 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-62 Class MI			Series 2016-24 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/25/41	1,113	126	4.000% due 02/25/46	1,467	236
Series 2012-103 Class SD			Series 2016-50 Class SM
Interest Only STRIP			Interest Only STRIP
4.813% due 09/25/42 (Ê)	1,536	282	4.203% due 08/25/46 (Ê)	7,189	953
Series 2012-104 Class QI			Series 2016-61 Class BS
Interest Only STRIP			Interest Only STRIP
4.500% due 05/25/42	2,351	399	5.613% due 09/25/46 (Ê)	4,613	643
Series 2012-116 Class SA			Series 2016-65 Class CS
Interest Only STRIP			Interest Only STRIP
5.329% due 10/25/42 (Ê)	2,045	399	4.035% due 09/25/46 (Ê)	2,834	378
Series 2012-4016 Class SC			Series 2016-95 Class BI
Interest Only STRIP			Interest Only STRIP
4.603% due 03/15/42 (Ê)	1,802	292	4.500% due 07/25/40	1,766	300
Series 2013-27 Class PI			Series 2016-97 Class KI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	3,061	179	3.000% due 06/25/40	2,380	209
Series 2013-35 Class PI			Series 2016-102 Class JI
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	1,511	90	3.500% due 02/25/46	2,180	304
Series 2013-41 Class SP			Series 2017-2 Class KI
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	677	43	4.000% due 02/25/47	2,154	364
Series 2013-54 Class LI			Series 2017-7 Class JI
Interest Only STRIP			Interest Only STRIP
7.000% due 11/25/34	1,730	412	4.000% due 02/25/47	1,790	300
Series 2013-57 Class IQ			Series 2017-15 Class LI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/41	1,248	113	4.000% due 06/25/46	1,569	213
Series 2013-90 Class SD			Series 2017-48 Class LI
Interest Only STRIP			Interest Only STRIP
5.829% due 09/25/43 (Ê)	1,286	224	4.000% due 05/25/47	946	153
Series 2013-107 Class SB			Series 2017-75 Class NI
Interest Only STRIP			Interest Only STRIP
4.713% due 02/25/43 (Ê)	1,836	336	5.000% due 11/25/46	1,571	288
Series 2014-35 Class CS			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
4.190% due 06/25/44 (Ê)	5,400	807	3.500% due 10/25/47	2,796	506
Series 2014-87 Class MS			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
3.969% due 01/25/45 (Ê)	1,496	222	4.349% due 01/25/48 (Ê)	2,883	437
Series 2015-34 Class QI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,119	222	5.000% due 01/25/38	1,073	154
Series 2015-66 Class AS			Series 2017-4656 Class AI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	3,041	438	3.000% due 09/15/37	3,089	215
Series 2015-69 Class IO			Series 2017-4662 Class CI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	2,436	564	3.500% due 01/15/42	2,155	196
Series 2015-84 Class PI			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/33	2,425	456	5.000% due 02/25/48	705	134

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 701

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-3 Class AI			Series 2012-3981 Class WS
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/47	2,543	501	5.323% due 05/15/41 (Ê)	1,461	171
Series 2018-14 Class KI			Series 2012-3984 Class DS
Interest Only STRIP			Interest Only STRIP
6.000% due 03/25/48	3,600	811	4.961% due 01/15/42 (Ê)	1,868	271
Series 2018-47 Class SA			Series 2012-4033 Class SC
Interest Only STRIP			Interest Only STRIP
4.210% due 07/25/48 (Ê)	4,110	628	5.316% due 10/15/36 (Ê)	1,653	129
Series 2018-65 Class SD			Series 2012-4074 Class KS
Interest Only STRIP			Interest Only STRIP
4.123% due 09/25/48 (Ê)	1,646	294	5.788% due 02/15/41 (Ê)	749	113
Series 2018-86 Class DS			Series 2012-4077 Class IK
Interest Only STRIP			Interest Only STRIP
3.790% due 12/25/48 (Ê)	3,367	475	5.000% due 07/15/42	1,230	236
Series 2018-92 Class BI			Series 2012-4099 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 01/25/49	2,525	527	3.500% due 06/15/39	1,540	134
Series 2018-95 Class SA			Series 2012-4127 Class PI
Interest Only STRIP			Interest Only STRIP
3.710% due 01/25/49 (Ê)	2,516	400	4.500% due 07/15/42	1,345	250
Series 2019-1 Class KI			Series 2013-4182 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 02/25/49	3,463	453	3.000% due 12/15/41	3,980	246
Series 2019-13 Class IO			Series 2013-4265 Class SD
Interest Only STRIP			Interest Only STRIP
4.500% due 03/25/49	2,378	342	4.513% due 01/15/35 (Ê)	3,351	468
Series 2019-17 Class LI			Series 2013-4267 Class CS
Interest Only STRIP			Interest Only STRIP
4.500% due 04/25/49	2,780	473	4.816% due 05/15/39 (Ê)	1,475	86
Fannie Mae Strips			Series 2014-4299 Class JI
Series 2009-397 Class 2			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/43	1,006	150
5.000% due 09/25/39	2,009	389	Series 2014-4386 Class IL
Series 2010-404 Class 2			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/43	1,567	238
4.500% due 05/25/40	1,605	316	Series 2014-4386 Class LI
Freddie Mac REMICS			Interest Only STRIP
Series 2010-109 Class IM			4.000% due 02/15/43	1,553	199
Interest Only STRIP			Series 2014-4403 Class CI
5.500% due 09/25/40	5,125	912	Interest Only STRIP
Series 2010-3714 Class KI			4.000% due 10/15/44	1,156	202
Interest Only STRIP			Series 2015-4425 Class IO
4.500% due 11/15/39	391	38	Interest Only STRIP
Series 2011-3852 Class SC			4.000% due 01/15/45	1,438	272
Interest Only STRIP			Series 2015-4451 Class CI
5.880% due 04/15/40 (Ê)	1,543	174	Interest Only STRIP
Series 2011-3904 Class NI			7.000% due 03/15/45	1,454	366
Interest Only STRIP			Series 2015-4452 Class QI
3.500% due 08/15/26	1,813	137	Interest Only STRIP
Series 2011-3919 Class SA			4.000% due 11/15/44	1,294	321
Interest Only STRIP			Series 2015-4510 Class HI
4.941% due 09/15/41 (Ê)	4,491	707	Interest Only STRIP
			3.000% due 03/15/40	3,379	275

See accompanying notes which are an integral part of the financial statements.

702 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-4550 Class AI			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
3.000% due 10/15/40	2,183	264	5.000% due 02/15/48	1,312	252
Series 2016-4560 Class IO			Series 2018-4801 Class IG
Interest Only STRIP			Interest Only STRIP
5.802% due 05/15/39 (~)(Ê)	1,492	301	3.000% due 06/15/48	2,191	374
Series 2016-4560 Class PI			Series 2018-4813 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 05/15/45	1,651	258	5.500% due 08/15/48	2,304	496
Series 2016-4568 Class MI			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
4.000% due 04/15/46	1,423	246	Interest Only STRIP
Series 2016-4591 Class QI			6.000% due 06/15/39	2,641	608
Interest Only STRIP			Ginnie Mae II
3.500% due 04/15/46	1,061	163	5.000% due 2049	80	83
Series 2016-4596 Class CS			30 Year TBA(Ï)
Interest Only STRIP			4.000%	1,000	1,030
3.794% due 06/15/46 (Ê)	2,714	376	4.500%	3,000	3,111
Series 2016-4601 Class PI			Ginnie Mae REMICS
Interest Only STRIP			Class AI
4.500% due 12/15/45	1,167	216	Interest Only STRIP
Series 2016-4604 Class QI			3.500% due 01/20/39	1,411	78
Interest Only STRIP			Class IA
3.500% due 07/15/46	2,023	283	Interest Only STRIP
Series 2016-4629 Class GI			4.000% due 01/16/43	1,092	148
Interest Only STRIP			Series 2009-121 Class DI
3.500% due 11/15/45	1,485	215	Interest Only STRIP
Series 2016-4635 Class PI			4.500% due 12/16/39	833	157
Interest Only STRIP			Series 2009-121 Class UI
4.000% due 12/15/46	1,767	299	Interest Only STRIP
Series 2017-4658 Class CI			5.000% due 12/20/39	1,055	231
Interest Only STRIP			Series 2010-9 Class UI
3.500% due 07/15/40	986	82	Interest Only STRIP
Series 2017-4663 Class KI			5.000% due 01/20/40	5,965	1,278
Interest Only STRIP			Series 2010-35 Class QI
3.500% due 11/15/42	1,759	176	Interest Only STRIP
Series 2017-4663 Class PI			4.500% due 03/20/40	1,427	261
Interest Only STRIP			Series 2010-134 Class ES
4.000% due 03/15/47	1,145	193	Interest Only STRIP
Series 2017-4663 Class TI			5.022% due 11/20/39 (Ê)	1,168	78
Interest Only STRIP			Series 2010-H19 Class BI
3.500% due 10/15/42	1,145	117	Interest Only STRIP
Series 2017-4666 Class AI			1.460% due 08/20/60 (~)(Ê)	3,486	192
Interest Only STRIP			Series 2010-H20 Class IF
3.000% due 09/15/35	2,166	122	Interest Only STRIP
Series 2017-4697 Class YI			1.401% due 10/20/60 (~)(Ê)	1,459	72
Interest Only STRIP			Series 2010-H22 Class CI
3.500% due 07/15/47	1,133	182	Interest Only STRIP
Series 2017-4707 Class AI			2.365% due 10/20/60 (~)(Ê)	3,748	180
Interest Only STRIP			Series 2011-17 Class S
4.000% due 07/15/47	1,873	306	Interest Only STRIP
Series 2017-4731 Class QS			5.072% due 02/20/41 (Ê)	3,718	528
Interest Only STRIP			Series 2011-22 Class PS
4.613% due 11/15/47 (Ê)	2,088	365	Interest Only STRIP
			5.022% due 07/20/40 (Ê)	1,055	74

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 703

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-135 Class DI			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 04/16/40	2,114	502	3.500% due 05/20/28	2,180	181
Series 2011-148 Class SN			Series 2014-58 Class SA
Interest Only STRIP			Interest Only STRIP
5.462% due 11/16/41 (Ê)	1,136	209	4.869% due 04/20/44 (Ê)	1,118	159
Series 2012-129 Class IO			Series 2014-98 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/42	454	95	4.500% due 10/20/41	1,397	117
Series 2012-136 Class BI			Series 2014-137 Class ID
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	2,193	380	5.500% due 09/16/44	2,380	517
Series 2012-H06 Class AI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
1.361% due 01/20/62 (~)(Ê)	8,102	335	3.500% due 08/20/28	2,141	144
Series 2012-H10 Class AI			Series 2014-184 Class DI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	8,118	284	5.500% due 12/16/44	1,426	325
Series 2012-H10 Class SI			Series 2014-188 Class IB
Interest Only STRIP			Interest Only STRIP
1.417% due 12/20/61 (~)(Ê)	7,546	502	4.000% due 12/20/44	6,551	932
Series 2012-H23 Class WI			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)	2,872	126	1.429% due 01/20/64 (~)(Ê)	8,147	346
Series 2013-23 Class IK			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,769	139	1.584% due 05/20/64 (~)(Ê)	11,337	541
Series 2013-67 Class IP			Series 2014-H18 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/16/43	4,281	845	1.549% due 09/20/64 (~)(Ê)(Š)	4,006	333
Series 2013-76 Class IO			Series 2014-H22 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	526	82	1.374% due 11/20/64 (~)(Ê)	2,209	178
Series 2013-82 Class TI			Series 2014-H24 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	2,947	478	1.631% due 11/20/64 (~)(Ê)	4,849	403
Series 2013-152 Class SG			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
3.849% due 06/20/43 (Ê)	3,155	496	1.646% due 12/20/64 (~)(Ê)	4,607	338
Series 2013-182 Class LS			Series 2015-20 Class PI
Interest Only STRIP			Interest Only STRIP
3.655% due 12/20/43 (Ê)	4,736	890	3.500% due 02/20/45	957	149
Series 2013-182 Class SY			Series 2015-40 Class KI
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,107	190	4.000% due 07/20/44	2,712	406
Series 2013-H14 Class XI			Series 2015-69 Class IO
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,397	111	5.000% due 05/20/45	1,467	298
Series 2013-H15 Class CI			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	4,485	166	4.000% due 05/20/45	1,313	219
Series 2013-H24 Class AI			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,244	82	3.500% due 08/20/45	1,195	159

See accompanying notes which are an integral part of the financial statements.

704 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-131 Class BI			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/41	1,465	143	5.000% due 02/20/46	1,896	390
Series 2015-133 Class MI			Series 2016-75 Class EI
Interest Only STRIP			Interest Only STRIP
3.000% due 05/20/44	1,800	207	3.500% due 08/20/45	2,846	431
Series 2015-134 Class LI			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	844	65	5.157% due 03/20/43 (Ê)	1,662	200
Series 2015-162 Class BI			Series 2016-111 Class IP
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	1,758	216	3.500% due 08/20/46	1,614	148
Series 2015-165 Class IC			Series 2016-123 Class LI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/16/41	2,789	275	3.500% due 03/20/44	3,696	406
Series 2015-167 Class BI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,530	342	3.000% due 01/20/43	1,730	153
Series 2015-H04 Class AI			Series 2016-135 Class PI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,802	226	4.000% due 05/20/46	1,563	271
Series 2015-H09 Class BI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	637	48	5.000% due 11/20/46	1,957	379
Series 2015-H10 Class CI			Series 2016-164 Class IO
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,603	138	6.500% due 12/20/46	1,669	373
Series 2015-H13 Class AI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,680	237	5.219% due 04/20/38 (Ê)	1,019	16
Series 2015-H15 Class JI			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,140	109	1.701% due 01/20/66 (~)(Ê)	6,187	502
Series 2015-H18 Class IA			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	823	52	1.875% due 02/20/66 (~)(Ê)(Š)	1,149	82
Series 2015-H22 Class HI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,368	330	2.068% due 02/20/66 (~)(Ê)	2,391	217
Series 2015-H24 Class BI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,071	88	2.030% due 04/20/66 (~)(Ê)	3,599	394
Series 2015-H25 Class AI			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,511	114	1.701% due 06/20/66 (~)(Ê)	5,912	205
Series 2015-H26 Class GI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	865	77	2.194% due 06/20/66 (~)(Ê)	6,208	694
Series 2015-H29 Class HI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	2,500	203	1.999% due 07/20/66 (~)(Ê)	4,966	506
Series 2016-29 Class IO			Series 2016-H18 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/16/46	1,485	289	1.975% due 06/20/66 (~)(Ê)	2,718	338

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 705

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-H20 Class NI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)	5,792	612	4.000% due 03/20/46	951	143
Series 2016-H21 Class AI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)	9,183	1,085	5.500% due 07/16/47	1,750	459
Series 2016-H22 Class IO			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	2,052	174	3.500% due 10/20/46	2,733	279
Series 2016-H24 Class AI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)(Š)	6,943	802	4.000% due 08/20/46	1,157	169
Series 2016-H24 Class DI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)	2,344	289	4.000% due 08/20/47	1,323	229
Series 2016-H24 Class KI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
2.515% due 11/20/66 (~)(Ê)	2,435	299	4.500% due 09/20/47	1,394	272
Series 2016-H27 Class BI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	4,201	469	3.500% due 09/20/47	3,461	516
Series 2017-11 Class PI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/46	1,427	183	5.000% due 03/20/45	3,209	649
Series 2017-26 Class EI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	2,420	364	3.500% due 07/20/47	3,582	418
Series 2017-26 Class IM			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	4,000	897	5.000% due 10/20/47	1,080	230
Series 2017-38 Class DI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	692	150	3.500% due 11/20/47	909	146
Series 2017-42 Class IC			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	716	140	5.000% due 12/20/47	577	121
Series 2017-52 Class DI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
5.500% due 04/20/47	994	215	2.160% due 12/20/66 (~)(Ê)(Š)	10,428	1,106
Series 2017-57 Class AI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	924	155	2.301% due 01/20/67 (~)(Ê)	1,563	187
Series 2017-66 Class KI			Series 2017-H02 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	4,234	463	2.153% due 01/20/67 (~)(Ê)	5,444	635
Series 2017-68 Class IL			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,072	305	2.236% due 12/20/66 (~)(Ê)	8,187	1,031
Series 2017-79 Class IB			Series 2017-H03 Class CI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	662	148	2.490% due 12/20/66 (~)(Ê)	4,788	559
Series 2017-99 Class AI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	2,742	440	2.195% due 12/20/66 (~)(Ê)	7,486	942

See accompanying notes which are an integral part of the financial statements.

706 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H03 Class EI			Series 2017-H14 Class LI
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	2,775	405	2.354% due 06/20/67 (~)(Ê)(Š)	5,091	579
Series 2017-H03 Class KI			Series 2017-H15 Class CI
Interest Only STRIP			Interest Only STRIP
2.776% due 01/20/67 (~)(Ê)	1,525	194	1.637% due 06/20/67 (~)(Ê)	5,658	384
Series 2017-H04 Class AI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	10,519	1,228	1.637% due 08/20/67 (~)(Ê)	6,844	674
Series 2017-H04 Class BI			Series 2017-H16 Class FI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,272	956	2.290% due 08/20/67 (~)(Ê)(Š)	10,451	1,142
Series 2017-H05 Class AI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)	8,602	1,038	1.632% due 08/20/67 (~)(Ê)	3,881	373
Series 2017-H06 Class BI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	6,720	770	1.800% due 08/20/67 (~)(Ê)	5,446	516
Series 2017-H06 Class DI			Series 2017-H16 Class IG
Interest Only STRIP			Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)	8,161	674	1.635% due 07/20/67 (~)(Ê)	5,500	525
Series 2017-H06 Class EI			Series 2017-H16 Class IO
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	7,225	489	2.065% due 08/20/67 (~)(Ê)	3,826	481
Series 2017-H06 Class MI			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)	2,545	285	2.247% due 08/20/67 (~)(Ê)	3,767	528
Series 2017-H08 Class DI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	5,457	894	2.203% due 09/20/67 (~)(Ê)	1,642	233
Series 2017-H08 Class EI			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	4,043	514	2.182% due 09/20/67 (~)(Ê)	3,797	553
Series 2017-H08 Class GI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)	1,493	220	2.007% due 04/20/67 (~)(Ê)	4,935	523
Series 2017-H08 Class NI			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)	7,021	787	2.121% due 10/20/67 (~)(Ê)	11,846	1,568
Series 2017-H09 Class DI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)	3,988	359	2.067% due 10/20/67 (~)(Ê)	3,525	454
Series 2017-H09 Class IO			Series 2017-H20 Class JI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	8,027	768	1.984% due 09/20/67 (~)(Ê)	3,886	570
Series 2017-H13 Class QI			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	10,917	1,242	1.629% due 10/20/67 (~)(Ê)	9,631	791
Series 2017-H14 Class DI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)	1,589	110	2.032% due 10/20/67 (~)(Ê)	7,366	966
Series 2017-H14 Class JI			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,408	330	2.042% due 11/20/67 (~)(Ê)	2,457	319

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 707

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H23 Class KI			Series 2018-H03 Class XI
Interest Only STRIP			Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)	12,984	886	2.028% due 02/20/68 (~)(Ê)	3,929	517
Series 2017-H25 Class IO			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
1.816% due 11/20/67 (~)(Ê)(Š)	5,053	571	1.778% due 02/20/68 (~)(Ê)	5,348	382
Series 2018-18 Class HS			Series 2018-H04 Class IO
Interest Only STRIP			Interest Only STRIP
1.667% due 02/20/48 (Ê)	19,563	873	1.731% due 02/20/68 (~)(Ê)	2,244	298
Series 2018-21 Class IN			Series 2018-H04 Class MI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/48	4,053	828	1.819% due 03/20/68 (~)(Ê)	7,650	545
Series 2018-67 Class SC			Series 2018-H05 Class BI
Interest Only STRIP			Interest Only STRIP
4.293% due 05/20/48 (Ê)	4,675	684	1.794% due 02/20/68 (~)(Ê)	3,361	445
Series 2018-89 Class LS			Series 2018-H05 Class ID
Interest Only STRIP			Interest Only STRIP
4.154% due 06/20/48 (Ê)	6,386	946	1.865% due 03/20/68 (~)(Ê)	2,748	371
Series 2018-91 Class SJ			Series 2018-H05 Class IE
Interest Only STRIP			Interest Only STRIP
4.173% due 07/20/48 (Ê)	4,947	740	1.906% due 02/20/68 (~)(Ê)	8,300	1,161
Series 2018-121 Class SQ			Series 2018-H06 Class HI
Interest Only STRIP			Interest Only STRIP
4.135% due 09/20/48 (Ê)	4,000	566	1.623% due 04/20/68 (~)(Ê)	5,636	428
Series 2018-127 Class IA			Series 2018-H06 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	432	39	1.453% due 04/20/68 (~)(Ê)	3,090	391
Series 2018-127 Class IB			Series 2018-H08 Class FI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	4,940	582	1.478% due 06/20/68 (~)(Ê)	4,381	509
Series 2018-127 Class ID			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
5.000% due 07/20/45	5,042	659	Series 2011-C3 Class D
			5.662% due 02/15/46 (~)(Ê)(Þ)	158	155
Series 2018-H01 Class AI			ML-CFC Commercial Mortgage Trust
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)	1,732	232	Series 2006-4 Class C
			5.324% due 12/12/49 (~)(Ê)	187	181
Series 2018-H01 Class CI			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
1.652% due 01/20/68 (~)(Ê)	3,493	336	Series 2013-C12 Class E
Series 2018-H01 Class KI			4.764% due 10/15/46 (~)(Ê)(Þ)	586	520
Interest Only STRIP			Morgan Stanley Capital I Trust
1.711% due 01/20/68 (~)(Ê)	6,995	655	Series 2011-C3 Class G
Series 2018-H01 Class XI			5.188% due 07/15/49 (~)(Ê)(Þ)	586	516
Interest Only STRIP			Series 2012-C4 Class E
2.076% due 01/20/68 (~)(Ê)	7,819	1,153	5.421% due 03/15/45 (~)(Ê)(Þ)	496	463
Series 2018-H02 Class AI			UBS-Barclays Commercial Mortgage
Interest Only STRIP			Trust
1.810% due 01/20/68 (~)(Ê)	3,289	434	Series 2013-C6 Class E
Series 2018-H02 Class IM			3.500% due 04/10/46 (Þ)	158	121
Interest Only STRIP			WFRBS Commercial Mortgage Trust
1.971% due 02/20/68 (~)(Ê)	4,047	595	Series 2011-C4 Class E
Series 2018-H02 Class KI			5.248% due 06/15/44 (~)(Ê)(Þ)	56	55
Interest Only STRIP					142,995
1.764% due 02/20/68 (~)(Ê)	6,321	547	Non-US Bonds - 4.7%
			ADO Properties SA

See accompanying notes which are an integral part of the financial statements.

708 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 1-15				Series FR72
1.500% due 07/26/24	EUR	600	670	8.250% due 05/15/36	IDR	23,049,000	1,614
Akelius Residential Property AB				Series FR73
1.750% due 02/07/25	EUR	450	514	8.750% due 05/15/31	IDR	30,970,000	2,283
America Movil SAB de CV				Mexican Bonos
1.500% due 03/10/24	EUR	645	756	Series M 20
Argentine Bonos del Tesoro				7.500% due 06/03/27	MXN	45,665	2,324
15.500% due 10/17/26	ARS	4,290	73	Series M
Argentine Republic Government				8.000% due 12/07/23	MXN	32,430	1,713
International Bond				7.750% due 11/23/34	MXN	35,900	1,791
18.200% due 10/03/21	ARS	11,706	197	Naturgas Energia Distribucion SA
BPPE Holdings SARL				Series 0002
2.000% due 02/15/24	EUR	184	214	2.065% due 09/28/27	EUR	230	265
2.200% due 07/24/25	EUR	540	629	Next PLC
Brazil Notas do Tesouro Nacional				3.625% due 05/18/28	GBP	200	266
Series NTNF				Orange SA
10.000% due 01/01/21	BRL	650	178	1.500% due 09/09/27	EUR	200	236
10.000% due 01/01/23	BRL	380	105	Peruvian Government International Bond
10.000% due 01/01/25	BRL	5,460	1,521	6.950% due 08/12/31	PEN	1,500	512
10.000% due 01/01/27	BRL	7,659	2,134	Series REGS
Chile Bonos de la Tesoreria				6.900% due 08/12/37	PEN	3,346	1,129
4.500% due 03/01/26	CLP	1,305,000	2,008	Philippine Government Bond
Series 30YR				Series 1060
6.000% due 01/01/43	CLP	210,000	396	3.625% due 09/09/25	PHP	9,900	168
Colombian TES				Prologis International Funding II SA
Series B				2.375% due 11/14/30	EUR	330	401
10.000% due 07/24/24	COP	10,675,900	3,894	Republic of Colombia Government Bond
7.500% due 08/26/26	COP	380,000	125	Series B
Colombian Titulos de Tesoreria				7.750% due 09/18/30	COP	668,800	221
Series B				Republic of South Africa Government
11.000% due 07/24/20	COP	12,246,200	4,070	International Bond
CPI Property Group SA				Series 2023
4.375% due 05/09/52 (Ê)(ƒ)	EUR	240	255	7.750% due 02/28/23	ZAR	26,136	1,829
Czech Republic Government				Series 2032
International Bond				8.250% due 03/31/32	ZAR	7,890	506
Series 94				Series 2048
0.950% due 05/15/30	CZK	8,660	339	8.750% due 02/28/48	ZAR	9,210	583
Series 97				Series R214
0.450% due 10/25/23	CZK	65,330	2,701	6.500% due 02/28/41	ZAR	14,350	710
DBS Group Holdings, Ltd.				Romania Government International Bond
Series GMTN				Series 10Y
1.500% due 04/11/28 (~)(Ê)	EUR	350	394	5.850% due 04/26/23	RON	2,100	524
Galp Energia, SGPS SA				4.750% due 02/24/25	RON	1,415	336
1.000% due 02/15/23	EUR	300	338	Series 15YR
Global Switch Holdings, Ltd.				5.800% due 07/26/27	RON	1,400	351
2.250% due 05/31/27	EUR	705	821	Russian Federal Bond - OFZ
Heathrow Funding, Ltd.				Series 6205
6.750% due 12/03/26	GBP	600	1,030	7.600% due 04/14/21	RUB	45,640	707
Hungary Government Bond				Series 6212
Series 23/A				7.050% due 01/19/28	RUB	152,773	2,236
6.000% due 11/24/23	HUF	87,000	356	Series 6215
Indonesia Treasury Bond				7.000% due 08/16/23	RUB	118,230	1,784
Series FR53				Scentre Group Trust 1 / Scentre Group
8.250% due 07/15/21	IDR	17,770,000	1,281	Trust 2

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 709

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series EMTn				Cracker Barrel Old Country Store, Inc.	1,094	185
1.750% due 04/11/28	EUR	400	474	(Ñ)
South Africa Government International				Del Taco Restaurants, Inc. (Æ)	53,265	535
Bond				Diageo PLC	15,127	638
Series 2037				Diversified Restaurant Holdings, Inc. (Æ)	11,479	11
8.500% due 01/31/37	ZAR	23,920	1,505	EVINE Live, Inc. (Æ)	9,507	4
Series R186				Garmin, Ltd.	1,688	145
10.500% due 12/21/26	ZAR	13,120	1,014	Genuine Parts Co.	1,995	205
State Grid Overseas Investment, Ltd.				Grand Korea Leisure Co. , Ltd.	31,155	620
Series REGS				Grupo Televisa SAB - ADR	43,533	441
1.250% due 05/19/22	EUR	540	620	Home Depot, Inc. (The)	1,683	343
TDF Infrastructure SAS				Honda Motor Co. , Ltd.	196,200	5,466
2.875% due 10/19/22	EUR	300	354	Hyundai Motor Co.	20,174	2,392
Telefonica Europe BV				Interpublic Group of Cos. , Inc. (The)	9,136	210
2.625% due 12/31/99 (Ê)(ƒ)	EUR	200	217	ITOCHU Corp.	14,900	268
Tesco Corporate Treasury Services PLC				Kangwon Land, Inc.	26,385	768
2.500% due 07/01/24	EUR	335	406	Kyocera Corp.	800	51
Thailand Government International Bond				Leggett & Platt, Inc.	5,388	212
2.550% due 06/26/20	THB	1,800	57	LGI Homes, Inc. (Æ)(Ñ)	10,959	760
2.000% due 12/17/22	THB	28,233	885	Libbey, Inc. (Æ)	83,216	208
3.625% due 06/16/23	THB	29,570	983	Lifestyle International Holdings, Ltd.	108,000	188
3.850% due 12/12/25	THB	19,003	652	Lifetime Brands, Inc.	16,609	157
3.580% due 12/17/27	THB	7,920	270	Mazda Motor Corp.	102,300	1,214
4.875% due 06/22/29	THB	10,300	387	MDC Partners, Inc. Class A(Æ)	74,510	156
Ubisoft Entertainment SA				Murata Manufacturing Co. , Ltd.	31,800	1,712
1.289% due 01/30/23	EUR	400	451	Nissan Motor Co. , Ltd.	341,000	2,728
Volkswagen Leasing GmbH				NOK Corp.	116,700	1,872
1.125% due 04/04/24	EUR	250	284	Omnicom Group, Inc.	3,152	252
Western Power Distribution PLC				Panasonic Corp.	54,900	505
3.625% due 11/06/23	GBP	230	315	PetIQ, Inc. (Æ)(Ñ)	16,987	467
			56,362	Red Lion Hotels Corp. (Æ)	21,216	168
United States Government Treasuries - 0.1%				Sankyo Co. , Ltd.	5,400	213
United States Treasury Notes				Sekisui House, Ltd.	13,700	221
4.375% due 11/15/39		770	963	SGS SA	36	95
3.000% due 02/15/49		175	177	Shingakukai Co. , Ltd.	11,900	63
			1,140	Singapore Press Holdings, Ltd.	112,600	208
				Skylark Co. , Ltd.	14,300	236
Total Long-Term Investments				Sportsman's Warehouse Holdings, Inc.
(cost $612,591)			604,790	(Æ)	53,224	237
Common Stocks - 35.1%				Sumitomo Electric Industries, Ltd.	270,200	3,563
Consumer Discretionary - 3.6%				Takashimaya Co. , Ltd.	27,000	304
AdStar, Inc. (Æ)		14,827	761	Thomson Reuters Corp. (Æ)	3,766	233
Aisin Seiki Co. , Ltd.		13,300	512	Tiffany & Co.	337	36
Amazon. com, Inc. (Æ)		1,386	2,670	Tile Shop Holdings, Inc.	85,322	415
American Public Education, Inc. (Æ)		13,943	446	Tower International, Inc.	33,538	783
Aoyama Trading Co. , Ltd.		4,400	97	Toyota Motor Corp.	900	56
Bayerische Motoren Werke AG		22,855	1,950	TRI Pointe Group, Inc. (Æ)	8,629	113
Boyd Gaming Corp.		5,958	171	Tribune Media Co. Class A	2,227	103
Celestica, Inc. (Æ)		88,442	631	Vertu Motors PLC	371,083	156
Century Casinos, Inc. (Æ)		68,262	621	Vivendi SA - ADR	4,332	126
Century Communities, Inc. (Æ)		33,962	864	Walmart, Inc.	3,091	318
Charming Charlie, Inc. (Æ)(Š)		1,147,677	—	Walt Disney Co. (The)	3,158	433
Cie Financiere Richemont SA		11,229	821	Wolters Kluwer NV	2,937	205
City Developments, Ltd.		38,500	253	Yamada Denki Co. , Ltd.	338,500	1,603
Costco Wholesale Corp.		1,301	319	Yamaha Motor Co. , Ltd.	19,500	399

See accompanying notes which are an integral part of the financial statements.

710 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		43,116	Natural Gas Services Group, Inc. (Æ)	12,965	208
			Range Resources Corp. (Ñ)	282,356	2,553
Consumer Staples - 1.8%			RigNet, Inc. (Æ)	7,991	75
Altria Group, Inc.	460	25	Royal Dutch Shell PLC Class A	19,541	623
Astarta Holding NV(Æ)	31,228	211	Solaris Oilfield Infrastructure, Inc. Class	22,400	381
BrasilAgro - Co. Brasileira de			A(Ñ)
Propriedades Agricolas	29,490	117	Superior Energy Services, Inc. (Æ)	93,488	336
Carlsberg A/S Class B	1,706	221	Targa Resources Corp.	3,744	150
Church & Dwight Co. , Inc.	2,833	212	TETRA Technologies, Inc. (Æ)	183,524	437
CK Hutchison Holdings, Ltd.	127,719	1,340	Ultrapar Participacoes SA	7,186	38
CLIO Cosmetics Co. , Ltd. (Æ)	15,123	271	Williams Cos. , Inc. (The)	5,039	143
Coca-Cola Co. (The)	67,559	3,313			15,439
Farmer Brothers Co. (Æ)	1,833	37
General Mills, Inc.	2,877	148	Financial Services - 10.1%
George Weston, Ltd.	2,823	211	Activia Properties, Inc. (ö)	71	297
Golden Agri-Resources, Ltd.	9,872,500	2,107	ADO Properties SA(Þ)	2,345	123
Heineken NV	2,738	296	Aedifica(ö)	1,391	125
Hormel Foods Corp.	2,900	116	Aflac, Inc.	7,772	392
Japan Tobacco, Inc.	103,400	2,397	AGNC Investment Corp. (Æ)	31,951	568
JM Smucker Co. (The)	1,452	178	Agree Realty Corp. (ö)	3,813	250
Kernel Holding SA	27,531	382	Allied Properties Real Estate Investment	14,374	509
Kimberly-Clark Corp.	2,337	300	Trust(ö)
Kraft Heinz Co. (The)	1,927	64	Ally Financial, Inc.	34,708	1,031
Lenta, Ltd. - GDR(Æ)	344,843	1,238	Alstria Office REIT-AG(ö)	13,839	217
Loblaw Cos. , Ltd.	3,690	181	American Financial Group, Inc.	1,847	191
McCormick & Co. , Inc.	1,161	179	Americold Realty Trust(Ñ)(ö)	16,804	538
Mondelez International, Inc. Class A	5,609	285	Ameris Bancorp	11,261	411
PepsiCo, Inc.	25,483	3,263	Annaly Capital Management, Inc. (ö)	23,296	235
			Apartment Investment & Management
Procter & Gamble Co. (The)	15,908	1,694		4,444	219
			Co. Class A(ö)
Qol Holdings Co. , Ltd.	39,700	597	Argo Group International Holdings, Ltd.	1,983	155
Stock Spirits Group PLC	113,718	334	Arthur J Gallagher & Co.	3,011	252
Sysco Corp.	1,994	140	Assura PLC(ö)	248,831	193
Unilever NV	33,663	2,040	Assured Guaranty, Ltd.	4,531	216
		21,897	Atlantic Capital Bancshares, Inc. (Æ)	26,948	470
			Axis Capital Holdings, Ltd.	2,638	150
Energy - 1.3%			Bank of Ireland Group PLC(Æ)	244,148	1,564
APA Group	10,066	68	Banner Corp.	12,211	647
BP PLC - ADR	27,850	1,218	Berkshire Hathaway, Inc. Class B(Æ)	1,638	355
Chevron Corp.	3,876	465	Big Yellow Group PLC(ö)	13,485	183
China Petroleum & Chemical Corp.	90,000	69	BlackRock, Inc. Class A	97	47
Class H			Boardwalk Real Estate Investment
Crescent Point Energy Corp.	199,566	769	Trust(Ñ)(ö)	16,917	491
Denison Mines Corp. (Æ)(Ñ)	748,989	408	British Land Co. PLC (The)(ö)	40,600	315
Enterprise Products Partners, LP	5,020	144	Brixmor Property Group, Inc. (ö)	22,226	397
Exxon Mobil Corp.	22,517	1,808	Byline Bancorp, Inc. (Æ)	14,443	289
Fission Uranium Corp. (Æ)	658,636	265	CA Immobilien Anlagen AG	5,440	191
Foresight Energy LP	11,620	17	Capital City Bank Group, Inc.	19,059	437
Gazprom PJSC	1,160,192	2,942	CapitaLand, Ltd.	66,500	173
Gulfport Energy Corp. (Æ)	37,008	242	Capitol Federal Financial, Inc.	5,991	83
Innogy SE(Þ)	4,509	209	Castellum AB	12,173	219
JX Holdings, Inc.	100,700	487	Catena AB	6,093	157
K&O Energy Group, Inc.	3,400	49	Central Pacific Financial Corp.	44,755	1,343
Kinder Morgan, Inc.	26,267	522	Century Bancorp, Inc. Class A	4,673	428
Matrix Service Co. (Æ)	20,704	406	Charter Hall Group - ADR(ö)	63,507	439
McDermott International, Inc. (Æ)(Ñ)	50,365	407	Chiba Bank, Ltd. (The)	38,000	199

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 711

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Overseas Land & Investment, Ltd.	72,000	270	Icade SA(ö)	887	76
Chubb, Ltd.	12,922	1,876	IGM Financial, Inc.	5,049	139
CI Financial Corp.	8,789	126	Immofinanz AG(Æ)	15,154	389
Cincinnati Financial Corp.	2,980	287	Independent Bank Corp.	24,850	535
Citigroup, Inc.	29,120	2,059	Industrial Logistics Properties Trust(ö)	16,137	320
Civista Bancshares, Inc.	6,312	139	Inmobiliaria Colonial SOCIMI SA(ö)	28,448	306
CK Asset Holdings, Ltd.	171,500	1,378	Instone Real Estate Group AG(Æ)(Þ)	3,088	75
CME Group, Inc. Class A	1,174	210	Intact Financial Corp.	4,083	334
Columbia Property Trust, Inc. (ö)	6,457	147	Interactive Brokers Group, Inc. Class	20,854	1,131
Consolidated-Tomoka Land Co.	5,196	322	A(Ñ)
Covivio(ö)	2,845	308	Investors Real Estate Trust(ö)	14,279	861
Cowen Group, Inc. Class A(Æ)	23,182	388	Invincible Investment Corp. (ö)	606	307
Credit Saison Co. , Ltd.	91,600	1,169	Invitation Homes, Inc. (ö)	37,958	944
Crown Castle International Corp. (ö)	830	104	Jack Henry & Associates, Inc.	1,519	226
CyrusOne, Inc. (ö)	9,112	507	James River Group Holdings, Ltd.	2,870	121
Dai-ichi Life Holdings, Inc.	109,600	1,578	Kearny Financial Corp.	8,775	123
Daiwa Office Investment Corp. (ö)	26	175	Kemper Corp.	8,834	794
Daiwa Securities Group, Inc.	277,000	1,287	Kennedy-Wilson Holdings, Inc.	10,693	230
Deutsche Boerse AG	1,705	227	Kilroy Realty Corp. (ö)	10,757	827
Deutsche Wohnen SE	17,624	793	Klepierre SA - GDR(ö)	11,867	422
Digital Realty Trust, Inc. (ö)	4,788	564	Ladder Capital Corp. Class A(ö)	21,996	383
Dundee Corp. Class A(Æ)(Ñ)	76,387	65	LEG Immobilien AG	3,648	424
EMC Insurance Group, Inc.	6,380	205	Legacy Housing Corp. (Æ)	31,134	378
Emlak Konut Gayrimenkul Yatirim			Link Real Estate Investment Trust(ö)	75,930	885
Ortakligi AS(ö)	2,359,677	597	Lloyds Banking Group PLC	1,654,393	1,350
Empire State Realty Trust, Inc. Class	21,847	338	LondonMetric Property PLC(ö)	63,645	168
A(ö)			LSL Property Services PLC	153,001	531
Entra ASA(Þ)	20,352	295	M&T Bank Corp.	1,250	213
Equinix, Inc. (Æ)(ö)	303	138	Marsh & McLennan Cos. , Inc.	1,766	167
Equity Commonwealth(ö)	10,711	341	MasterCard, Inc. Class A	7,853	1,997
Equity LifeStyle Properties, Inc. Class	3,868	451	Merlin Properties Socimi SA(ö)	14,992	204
A(ö)
Erie Indemnity Co. Class A	1,854	351	MFA Financial, Inc. (ö)	27,519	207
Essent Group, Ltd. (Æ)	10,523	499	MGIC Investment Corp. (Æ)	49,737	728
Essential Properties Realty Trust, Inc. (ö)	58,446	1,209	Mirvac Group(ö)	171,535	342
Essex Property Trust, Inc. (ö)	3,733	1,055	Mitsubishi Estate Co. , Ltd.	81,539	1,369
Etalon Group, Ltd. - GDR	450,884	835	Mitsubishi UFJ Financial Group, Inc.	508,500	2,548
Everest Re Group, Ltd.	686	162	Moscow Exchange MICEX-RTS PJSC	382,327	539
Extra Space Storage, Inc. (ö)	10,059	1,043	MS&AD Insurance Group Holdings, Inc.	25,100	777
Fastighets AB Balder Class B(Æ)	2,755	87	National Bank Holdings Corp. Class A	30,080	1,150
First Foundation, Inc.	57,947	823	New World Development Co. , Ltd.	420,000	693
First Interstate BancSystem, Inc. Class A	13,114	554	New York Community Bancorp, Inc.	4,776	56
Fiserv, Inc. (Æ)	3,354	293	NexPoint Residential Trust, Inc. (ö)	23,424	878
Foxtons Group PLC(Æ)	388,233	342	Nippon Building Fund, Inc. (ö)	62	399
Franklin Resources, Inc.	15,799	546	Nippon Prologis REIT, Inc. (Æ)(ö)	107	230
Goodman Group(ö)	32,395	301	NIPPON REIT Investment Corp. (ö)	38	142
GPT Group (The)(ö)	59,789	242	Nomura Holdings, Inc.	527,700	2,012
Great-West Lifeco, Inc.	6,338	159	Nomura Real Estate Holdings, Inc.	17,100	363
Hallmark Financial Services, Inc. (Æ)	42,941	493	Nomura Real Estate Master Fund, Inc. (ö)	192	281
Hang Lung Properties, Ltd. - ADR	115,000	270	Northeast Bancorp	16,298	357
Hang Seng Bank, Ltd.	4,400	115	Northwest Bancshares, Inc.	9,858	172
Hanover Insurance Group, Inc. (The)	2,174	262	Old Republic International Corp.	6,277	140
Hartford Financial Services Group, Inc.	22,421	1,173	Old Second Bancorp, Inc.	57,194	758
Henderson Land Development Co. , Ltd.	40,000	246	Origin Bancorp, Inc.	15,149	528
HomeStreet, Inc. (Æ)	48,015	1,351	Oritani Financial Corp.	13,504	234
Hopewell Holdings, Ltd. (Š)	67,000	331	Orix JREIT, Inc. (ö)	274	481

See accompanying notes which are an integral part of the financial statements.

712 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Park Hotels & Resorts, Inc. (ö)	15,381	493	UNITE Group PLC (The)(ö)	13,157	162
Parkway Life Real Estate Investment	75,600	161	United Community Banks, Inc.	19,200	539
Trust(Æ)(ö)			Uranium Participation Corp. (Æ)	358,539	1,161
PAX Global Technology, Ltd.	1,705,000	794	VEREIT, Inc. (ö)	95,805	791
PayPal Holdings, Inc. (Æ)	23,549	2,656	VICI Properties, Inc. (ö)	15,252	348
Peapack Gladstone Financial Corp.	33,187	960	Visa, Inc. Class A	801	132
Pebblebrook Hotel Trust(Ñ)(ö)	11,099	361	Vonovia SE	3,312	165
People's United Financial, Inc.	11,483	199	Weingarten Realty Investors(ö)	15,696	454
Piedmont Office Realty Trust, Inc. Class	23,932	498	Wells Fargo & Co.	125,718	6,087
A(ö)
Popular, Inc.	19,970	1,152	Welltower, Inc. (ö)	20,602	1,535
ProAssurance Corp.	3,726	140	Wharf Real Estate Investment Co. , Ltd.	17,769	136
Progressive Corp. (The)	3,403	266	WR Berkley Corp.	5,532	339
Prologis, Inc. (ö)	23,162	1,776			122,250
Prosperity Bancshares, Inc.	1,729	127
Provident Financial Holdings, Inc.	3,394	69	Health Care - 2.6%
Public Storage(ö)	13,525	2,991	Abbott Laboratories	15,834	1,260
Realty Income Corp. (ö)	11,644	815	Accuray, Inc. (Æ)	114,628	475
Regency Centers Corp. (ö)	8,181	550	Agilent Technologies, Inc.	2,655	208
RenaissanceRe Holdings, Ltd.	10,869	1,689	Alcon, Inc. (Æ)	5,184	299
RioCan Real Estate Investment Trust(ö)	7,510	144	Amgen, Inc.	1,310	235
Royal Bank of Canada - GDR	2,336	186	Anthem, Inc. (Æ)	286	75
Royal Bank of Scotland Group PLC	545,638	1,706	Baxter International, Inc.	3,311	253
Sabra Health Care REIT, Inc. (ö)	17,546	343	Bayer AG	9,536	634
Safety Insurance Group, Inc.	2,438	227	BeiGene, Ltd. - ADR(Æ)(Ñ)	9,162	1,138
SBA Communications Corp. (Æ)(ö)	2,195	448	Biogen, Inc. (Æ)	314	72
Sberbank of Russia PJSC Class T	341,440	1,191	BML, Inc.	25,800	729
Segro PLC(ö)	50,605	448	Boston Scientific Corp. (Æ)	1,968	73
Sekisui House Reit, Inc. (ö)	197	142	Bristol-Myers Squibb Co.	23,323	1,083
Silvercrest Asset Management Group,			Cerner Corp.	832	55
	24,524	357
Inc. Class A			Chr Hansen Holding A/S	7,982	815
Sino Land Co. , Ltd.	90,000	158	Coloplast A/S Class B	6,780	731
SITE Centers Corp. (ö)	11,815	156	Eli Lilly & Co.	2,138	250
Sompo Japan Nipponkoa Holdings, Inc.	13,494	503	Genmab A/S(Æ)	7,015	1,164
Sprott, Inc.	419,190	939	Gilead Sciences, Inc.	1,703	111
Sumitomo Mitsui Financial Group, Inc.	91,900	3,332	GlaxoSmithKline PLC - ADR	49,009	1,005
Sumitomo Mitsui Trust Holdings, Inc.	25,800	898	Henry Schein, Inc. (Æ)	2,144	137
Sumitomo Realty & Development Co. ,	10,215	377	Humana, Inc.	181	46
Ltd.			Johnson & Johnson	36,682	5,178
Sun Communities, Inc. (ö)	5,041	620	Laboratory Corp. of America
Sun Hung Kai Properties, Ltd.	57,500	990		1,347	215
			Holdings(Æ)
Sunstone Hotel Investors, Inc. (ö)	5,598	81	McKesson Corp.	337	40
Swire Properties, Ltd.	111,200	451	Medtronic PLC	3,679	327
Synchrony Financial	62,157	2,155	Merck & Co. , Inc.	4,558	359
Taubman Centers, Inc. (ö)	3,941	194	Novartis AG	25,924	2,117
Territorial Bancorp, Inc.	5,191	150	Novo Nordisk A/S Class B	17,657	864
TFS Financial Corp.	10,319	172	Owens & Minor, Inc.	10,178	35
Tokio Marine Holdings, Inc.	3,100	156	Patterson Cos. , Inc.	2,920	64
Tokyo Tatemono Co. , Ltd.	18,672	209	PerkinElmer, Inc.	2,879	276
Tokyu Fudosan Holdings Corp.	74,106	415	Pfizer, Inc.	112,179	4,556
Toronto Dominion Bank	2,806	160	Qiagen NV(Æ)	5,203	201
Travelers Cos. , Inc. (The)	2,079	299	Quest Diagnostics, Inc.	1,920	185
Turkiye Halk Bankasi AS	284,611	279	Regeneron Pharmaceuticals, Inc. (Æ)	184	63
Two Harbors Investment Corp. (ö)	53,070	736	Roche Holding AG	6,873	1,812
UDR, Inc. (ö)	38,997	1,753	Sanofi - ADR	28,553	2,482
UMH Properties, Inc. (ö)	35,571	500	SeaSpine Holdings Corp. (Æ)	19,876	293

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 713

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Stryker Corp.	1,591	301	Travis Perkins PLC	35,017	639
Takeda Pharmaceutical Co. , Ltd.	3,000	111	Turquoise Hill Resources, Ltd. (Æ)	1,557,785	2,337
Thermo Fisher Scientific, Inc.	1,581	439	Universal Stainless & Alloy Products,	35,819	515
Toho Holdings Co. , Ltd.	11,800	277	Inc. (Æ)
Trinity Biotech PLC - ADR(Æ)	85,803	230	Verso Corp. Class A(Æ)	11,053	247
UnitedHealth Group, Inc.	2,036	475	Wheaton Precious Metals Corp.	76,121	1,650
Universal Health Services, Inc. Class B	425	54	Yamato Kogyo Co. , Ltd. - GDR	24,200	671
Varian Medical Systems, Inc. (Æ)	1,748	238			40,601
Zoetis, Inc. Class A	945	96
		32,136	Producer Durables - 4.8%
			3M Co.	1,264	240

Materials and Processing - 3.3%			Accenture PLC Class A	1,671	305
Aleatica, SAB de CV	37,952	41	Aena SA(Þ)	1,851	344
Allegheny Technologies, Inc. (Æ)(Ñ)	20,975	523	Aeroports de Paris	4,086	832
Amcor, Ltd. Class A	76,169	861	Air Transport Services Group, Inc. (Æ)	7,081	167
Asahi Glass Co. , Ltd.	12,000	409	Andritz AG	14,063	673
Bear Creek Mining Corp. (Æ)	86,010	90	Ardmore Shipping Corp. (Æ)	158,870	1,109
Cameco Corp. Class A	251,755	2,779	Argan, Inc.	10,856	519
Carpenter Technology Corp.	6,944	345	Asahi Diamond Industrial Co. , Ltd.	11,800	84
Centerra Gold, Inc. (Æ)	425,713	2,167	Astec Industries, Inc.	10,071	339
Cobalt 27 Capital Corp(Æ)	81,846	269	AstroNova, Inc.	7,217	181
Elematec Corp.	6,000	111	Atlantia SpA	14,633	399
Equinox Gold Corp. (Æ)	165,308	133	Auckland International Airport, Ltd.	36,794	196
Gabriel Resources, Ltd. (Æ)	2,362,492	749	Aurizon Holdings, Ltd.	36,120	121
Getlink SE	67,863	1,095	BAE Systems PLC	300,686	1,940
Gold Fields, Ltd. - ADR	160,239	598	Bureau Veritas SA	34,155	868
Haynes International, Inc.	29,210	944	CH Robinson Worldwide, Inc.	2,331	189
Impala Platinum Holdings, Ltd. (Æ)	275,159	1,103	CK Infrastructure Holdings, Ltd.	23,000	187
International Tower Hill Mines, Ltd. (Æ)	72,849	34	Covanta Holding Corp.	23,008	416
Ivanhoe Mines, Ltd. Class A(Æ)	262,613	639	CPI Aerostructures, Inc. (Æ)	35,947	228
JFE Holdings, Inc.	67,900	1,167	Daiseki Co. , Ltd.	11,500	313
Landec Corp. (Æ)	43,217	454	Danaher Corp.	2,816	373
LSR Group PJSC	16,192	167	Danone SA	13,627	1,102
Lundin Gold, Inc. (Æ)	178,995	701	Daseke, Inc. (Æ)	48,921	252
MHP SE - GDR	110,870	1,241	Denso Corp.	53,600	2,344
Mosaic Co. (The)	13,692	357	Diana Shipping, Inc. (Æ)	137,819	438
New Gold, Inc. (Æ)(Ñ)	1,048,348	922	Dycom Industries, Inc. (Æ)	4,155	206
Newcrest Mining, Ltd.	185,828	3,277	Eaton Corp. PLC	2,877	238
NexGen Energy, Ltd. (Æ)	614,089	972	Ebara Corp.	28,700	887
NGK Insulators, Ltd.	107,400	1,580	Eiffage SA	1,113	116
Nippon Steel & Sumitomo Metal Corp.	197,100	3,519	Emerson Electric Co.	2,360	168
Nitto Denko Corp.	12,400	664	Ferrovial SA	25,152	620
Nitto FC Co. , Ltd.	38,100	300	FreightCar America, Inc. (Æ)	89,136	617
NN, Inc.	11,648	105	Fukushima Industries Corp.	3,100	107
Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	596,874	333	GEA Group AG	35,268	986
Novagold Resources, Inc. (Æ)	380,460	1,522	Generac Holdings, Inc. (Æ)	11,728	645
Pan American Silver Corp.	49,603	632	General Electric Co.	69,147	703
PGT Innovations, Inc. (Æ)	17,255	253	Granite Construction, Inc.	6,530	293
PH Glatfelter Co.	7,657	121	Great Lakes Dredge & Dock Corp. (Æ)	117,919	1,206
			Grupo Aeroportuario del Pacifico SAB de
Polyus PJSC - GDR	19,018	748		1,927	195
			CV - ADR
Safestore Holdings PLC(ö)	20,904	176	Grupo Aeroportuario del Pacifico SAB de
Schweitzer-Mauduit International, Inc.	18,640	663	CV Class B	12,611	128
Seabridge Gold, Inc. (Æ)(Ñ)	100,092	1,203	Guangshen Railway Co. , Ltd. Class H	2,478,000	888
Sonoco Products Co.	1,303	82	Hackett Group, Inc. (The)	25,059	385
Tikkurila OYJ	29,443	493	Hankook Tire Worldwide Co. , Ltd.	8,219	120

See accompanying notes which are an integral part of the financial statements.

714 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HGIM Corp. (Æ)	1,084	37	USA Truck, Inc. (Æ)	24,343	347
Hirose Electric Co. , Ltd.	3,500	406	Vectrus, Inc. (Æ)	4,290	174
Honeywell International, Inc.	2,278	396	Vinci SA	949	96
ICF International, Inc.	18,559	1,445	Waste Management, Inc.	1,864	200
IHS Markit, Ltd. (Æ)	26,156	1,498	Waters Corp. (Æ)	901	192
Japan Steel Works, Ltd. (The)	15,100	288	West Japan Railway Co.	6,700	499
JGC Corp.	45,900	658	YRC Worldwide, Inc. (Æ)	105,466	718
Jiangsu Expressway Co. , Ltd. Class H	92,000	131			58,403
Kaman Corp. Class A	1,138	70
Kamigumi Co. , Ltd.	25,500	609	Technology - 4.2%
KBR, Inc.	46,950	1,043	Acacia Communications, Inc. (Æ)	8,108	469
Koninklijke Vopak NV	1,759	79	Adesto Technologies Corp. (Æ)(Ñ)	62,866	400
Kurita Water Industries, Ltd.	3,800	99	Aerohive Networks, Inc. (Æ)	68,453	231
L3 Technologies, Inc.	362	79	Alibaba Group Holding, Ltd. - ADR(Æ)	15,274	2,835
Liquidity Services, Inc. (Æ)	27,928	190	Allot Communications, Ltd. (Æ)	49,008	362
Lookers PLC	231,053	273	Alphabet, Inc. Class A(Æ)	5,044	6,047
Luks Group Vietnam Holdings Co. , Ltd.	390,000	93	Alphabet, Inc. Class C(Æ)	45	53
Meggitt PLC	119,960	853	Amphenol Corp. Class A	2,230	222
Mitsubishi Corp.	52,000	1,431	Apple, Inc.	3,552	713
Mitsubishi Heavy Industries, Ltd.	78,000	3,245	Autodesk, Inc. (Æ)	5,583	995
Mitsui & Co. , Ltd.	134,500	2,174	Avnet, Inc.	13,331	648
Modec, Inc.	1,700	52	AVX Corp.	10,894	178
MTR Corp. , Ltd.	36,000	215	Baidu, Inc. - ADR(Æ)	8,665	1,440
Nestle SA	21,280	2,050	BCE, Inc.	5,714	256
Nippon Yusen	125,000	2,137	Cisco Systems, Inc.	10,528	589
Obayashi Corp.	117,100	1,148	Cognizant Technology Solutions Corp.	17,896	1,306
Organo Corp.	16,400	489	Class A
Orion Group Holdings, Inc. (Æ)	119,285	309	CommVault Systems, Inc. (Æ)	3,420	180
Orkla ASA	205,789	1,613	Cosel Co. , Ltd.	33,439	360
PACCAR, Inc.	9,545	684	Covetrus, Inc. (Æ)	857	28
Pitney Bowes, Inc.	20,904	149	DSP Group, Inc. (Æ)	12,938	185
Radiant Logistics, Inc.	54,903	359	Electronic Arts, Inc. (Æ)	13,589	1,286
Real Alloy(Æ)(Š)	42	1,628	Extreme Networks, Inc. (Æ)	76,640	613
Regal Beloit Corp.	2,441	208	Facebook, Inc. Class A(Æ)	22,129	4,279
Republic Services, Inc. Class A	2,094	173	FANUC Corp.	5,000	937
Rockwell Automation, Inc.	1,203	217	Hanergy Thin Film Power Group, Ltd.	205,123	131
			(Æ)(Š)
Rumo SA(Æ)	13,335	62	Icom, Inc.	16,143	303
Safran SA	1,827	266	Infrastrutture Wireless Italiane SpA(Þ)	15,569	129
Scorpio Tankers, Inc.	33,546	865	Intel Corp.	8,069	412
Secom Joshinetsu Co. , Ltd.	3,202	104	International Business Machines Corp.	2,174	305
Seiko Epson Corp.	53,700	861	InterXion Holding NV(Æ)	3,078	213
SIA Engineering Co. , Ltd.	99,700	183	Juniper Networks, Inc.	4,529	126
Singapore Airlines, Ltd. (Æ)	26,900	192	Lumentum Holdings, Inc. (Æ)	2,079	129
Spirit Airlines, Inc. (Æ)	7,253	394	Microsoft Corp.	8,629	1,127
StealthGas, Inc. (Æ)	163,832	585	MicroStrategy, Inc. Class A(Æ)	2,596	389
Stolt-Nielsen, Ltd. Class A	5,830	73	MiX Telematics, Ltd. - ADR	8,118	146
Sydney Airport	53,528	288	NEC Corp.	7,000	235
Team, Inc. (Æ)	18,100	306	NeoPhotonics Corp. (Æ)	100,535	687
Titan Machinery, Inc. (Æ)	9,293	160	NetScout Systems, Inc. (Æ)	18,251	537
Transurban Group - ADR(Æ)	29,490	279	NTT DOCOMO, Inc.	10,200	221
Tsakos Energy Navigation, Ltd.	157,695	508	NVC Lighting Holdings, Ltd.	1,824,427	163
Tutor Perini Corp. (Æ)	49,371	986	Ooma, Inc. (Æ)	42,218	570
Union Pacific Corp.	986	175	Oracle Corp.	91,661	5,071
United Technologies Corp.	1,781	254	PC-Telephone, Inc. (Æ)	38,192	181
Universal Truckload Services, Inc.	18,065	441

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 715

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
QAD, Inc. Class A	3,908	183	ENN Energy Holdings, Ltd.	7,396	70
QUALCOMM, Inc.	22,090	1,903	Entergy Corp.	2,144	208
Resideo Technologies, Inc. (Æ)	547	12	Evergy, Inc.	7,319	423
SAMCO, Inc.	5,800	47	Eversource Energy(Æ)	1,839	132
ServiceNow, Inc. (Æ)	9,957	2,703	Exelon Corp.	28,167	1,435
Silverlake Axis, Ltd.	254,181	97	Federal Grid PJSC	825,315,540	2,120
Singapore Telecommunications, Ltd.	934,066	2,178	FirstEnergy Corp.	9,518	400
SMART Global Holdings, Inc. (Æ)(Ñ)	22,149	482	Fortis, Inc.	4,967	184
Splunk, Inc. (Æ)	13,323	1,839	Guangdong Investment, Ltd.	137,039	257
StarHub, Ltd.	150,700	172	Hawaiian Electric Industries, Inc.	4,361	181
SYNNEX Corp.	778	84	HighPoint Resources Corp. (Æ)	318,052	871
Synopsys, Inc. (Æ)	1,245	151	Hiroshima Gas Co. , Ltd.	14,600	47
Tencent Holdings, Ltd.	37,556	1,861	HK Electric Investments & HK Electric	184,500	181
Texas Instruments, Inc.	1,867	220	Investments, Ltd.
Transcosmos, Inc.	14,700	322	Hokkaido Electric Power Co. , Inc.	7,000	39
Vodafone Group PLC	659,044	1,221	Hokkaido Gas Co. , Ltd.	3,600	46
VTech Holdings, Ltd.	17,821	163	Hokuriku Electric Power Co.	4,800	36
Xilinx, Inc.	1,297	156	Iberdrola SA	66,451	604
Yahoo! Japan Corp.	344,000	919	Idacorp, Inc.	1,051	104
			Infraestructura Energetica Nova SAB
		50,400	de CV	20,845	91
			Inter Pipeline, Ltd.	17,250	281
Utilities - 3.4%			Kansai Electric Power Co. , Inc. (The)	5,100	62
AES Corp.	4,376	75	KDDI Corp.	80,100	1,831
ALLETE, Inc.	4,951	403	KT Corp. - ADR	207,927	2,501
Alliant Energy Corp.	11,181	528	KT Corp.	16,509	387
Ameren Corp.	1,853	135	Kyushu Electric Power Co. , Inc.	5,100	49
American Electric Power Co. , Inc.	1,837	157	Mammoth Energy Services, Inc. (Ñ)	31,306	488
American Water Works Co. , Inc.	3,254	352	MDU Resources Group, Inc.	3,093	81
Antero Midstream Corp.	6,449	79	MEG Energy Corp. Class A(Æ)	411,402	1,830
Aqua America, Inc.	4,691	183	Montage Resources Corp. (Æ)	15,040	167
AT&T, Inc.	7,891	244	National Fuel Gas Co.	1,206	71
Atmos Energy Corp.	1,668	170	National Grid PLC	13,180	144
Buckeye Partners, LP	3,161	106	NextEra Energy, Inc.	3,932	765
Canadian Natural Resources, Ltd.	11,275	338	Nippon Telegraph & Telephone Corp.	50,405	2,093
CenterPoint Energy, Inc.	7,630	237	NiSource, Inc.	6,296	175
Centrais Eletricas Brasileiras SA	142,858	1,191	NorthWestern Corp.	4,072	284
Cheniere Energy, Inc. (Æ)	4,936	318	OGE Energy Corp.	6,371	270
China Mobile, Ltd.	40,500	386	Orsted A/S(Þ)	3,728	285
China Telecom Corp. , Ltd. Class H	1,066,000	553	Osaka Gas Co. , Ltd.	3,000	55
Chubu Electric Power Co. , Inc.	3,700	54	Pattern Energy Group, Inc. Class A	13,367	309
Chugoku Electric Power Co. , Inc. (The)	13,000	155	PCCW, Ltd.	288,000	174
CLP Holdings, Ltd.	23,000	261	Pembina Pipeline Corp.	11,306	404
CMS Energy Corp.	6,146	342	Pinnacle West Capital Corp.	1,765	168
Consolidated Edison, Inc.	1,016	88	Plains GP Holdings, LP Class A(Æ)	5,376	127
Dominion Energy, Inc.	3,283	256	Portland General Electric Co.	5,960	312
DTE Energy Co.	1,259	158	Power Assets Holdings, Ltd.	27,000	188
Duke Energy Corp.	4,741	432	PPL Corp.	46,584	1,454
Edison International	1,667	106	Public Service Enterprise Group, Inc.	4,279	255
El Paso Electric Co.	3,181	194	Rosehill Resources, Inc. (Æ)	25,053	118
Electric Power Development Co. , Ltd.	2,200	51	RusHydro PJSC	304,626,026	2,546
Electricite de France SA	150,730	2,171	Sempra Energy	894	114
Elia System Operator SA	464	31	Shikoku Electric Power Co. , Inc.	3,600	36
Emera, Inc.	2,236	84	Shizuoka Gas Co. , Ltd.	5,200	42
Enbridge, Inc.	22,736	840	South Jersey Industries, Inc.	8,548	275
Engie SA	42,035	623

See accompanying notes which are an integral part of the financial statements.

716 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Southern Co. (The)	3,420	182	Ares Management Corp.
Southwest Gas Holdings, Inc.	361	30	7.000% due 06/30/21(¢)	7,943	208
Spark Infrastructure Group	119,360	191	Axis Capital Holdings, Ltd.
Spire, Inc.	1,855	156	5.500% due 11/07/21(¢)	3,794	93
Tele2 AB Class B	19,863	265	Bank of America Corp.
TELUS Corp.	5,439	200	7.250% due 07/30/19(¢)	190	251
Terna Rete Elettrica Nazionale SpA	27,521	165	5.875% due 07/24/23(¢)	33,600	882
Toho Gas Co. , Ltd.	1,000	41	6.000% due 05/16/23(¢)	17,650	471
Tohoku Electric Power Co. , Inc.	5,800	66	BB&T Corp.
Tokyo Gas Co. , Ltd.	5,000	127
TransCanada Corp.	6,092	291	5.850% due 08/01/19(¢)	9,984	254
UGI Corp.	1,878	102	5.625% due 08/01/19(¢)	14,072	359
United Utilities Group PLC	16,539	179	Berkley (WR) Corp.
Unitil Corp.	4,253	242	5.700% due 03/30/58	11,000	277
Verbund AG Class A	4,449	221	Centaur Funding Corp. (Þ)
Vistra Energy Corp.	2,301	63	9.080% due 04/21/20	622	656
WEC Energy Group, Inc. (Æ)	7,981	626	Citizens Financial Group, Inc.
Xcel Energy, Inc.	7,544	426	6.350% due 04/06/24(¢)	10,000	264
		40,644	CoBank ACB
			6.250% due 10/01/22(¢)	9,800	1,017
Total Common Stocks			Farm Credit Bank of Texas
(cost $409,073)		424,886	10.000% due 12/15/20(¢)	100	113
Preferred Stocks - 2.4%			6.750% due 09/15/23(¢)	15,596	1,645
Consumer Discretionary - 0.2%			First Republic Bank
CHS, Inc.			5.500% due 06/30/23(¢)	9,665	245
7.500% due 01/21/25(¢)	20,870	575	5.500% due 08/09/19(¢)	9,642	247
GMAC Capital Trust I			Global Net Lease, Inc.
8.303% due 02/15/40	48,060	1,264	7.250% due 09/12/22(¢)	12,975	332
Hyundai Motor Co.			Iberiabank Corp.
5.1443% (Ÿ)	7,827	586	6.1% due 05/1/24(¢)	10,000	255
		2,425	JPMorgan Chase & Co.
Consumer Staples - 0.1%			6.00% due 03/01/24(¢)	17,993	481
Dairy Farmers of America, Inc. (Þ)			5.750% due 12/01/23(¢)	9,400	249
7.875% due 06/19/19(¢)	6,100	608	Kimco Realty Corp.
7.875% due 12/01/25(¢)	2,500	250	5.625% due 07/02/19(¢)	2,540	63
		858	Monmouth Real Estate Investment Corp.
Energy - 0.0%			6.125% due 09/15/21(¢)	10,484	254
Algonquin Power & Utilities Corp.			Morgan Stanley
6.875% due 10/17/78	14,525	389	6.375% due 10/15/24(¢)	21,435	580
			5.850% due 04/15/27(¢)	14,781	388
Financial Services - 1.6%			National Storage Affiliates Trust
Allstate Corp.			6.000% due 10/11/22(¢)	9,364	238
5.625% due 04/15/23(¢)	8,025	206	New York Community Capital Trust V
American Financial Group, Inc.			6.000% due 11/01/51	4,407	215
6.000% due 11/15/25	7,941	208	Oaktree Capital Group LLC
5.875% due 03/30/59	9,600	252	6.550% due 09/15/23(¢)	15,000	378
American Homes 4 Rent			PartnerRe, Ltd.
6.500% due 05/24/21(¢)	11,413	302	6.500% due 04/29/21(¢)	15,097	406
6.350% due 06/29/21(¢)	16,288	430	5.875% due 04/29/21(¢)	3,316	86
Apollo Global Management LLC			PNC Financial Services Group, Inc.
6.375% due 03/15/23(¢)	23,433	589	(The)
Arch Capital Group, Ltd.			6.125% due 05/01/22(¢)	3,160	84
5.250% due 09/29/21(¢)	11,100	260	Prudential Financial, Inc.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 717

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
5.625% due 08/15/58	9,500	247	6.000% due 08/01/73		27,200		702
PS Business Parks, Inc.			National Rural Utilities Cooperative
5.75% due 07/01/19(¢)	10,000	254	Finance Corp.
			5.5% due 05/15/64(¢)		17,000		425
QTS Realty Trust, Inc.
7.125% due 03/15/23(¢)	10,082	262	NextEra Energy Capital Holdings, Inc.
			5.65% due 03/01/79		32,359		832
Regions Financial Corp.
5.7% due 05/15/29(¢)	25,000	635	NiSource, Inc.
			6.500% due 03/15/24(¢)		8,594		227
Reinsurance Group of America, Inc.
6.200% due 09/15/42	10,829	290					5,417
5.750% due 06/15/56	7,610	206	Total Preferred Stocks
RenaissanceRe Holdings, Ltd.			(cost $27,792)				28,472
5.750% due 06/30/23(¢)	17,420	442
Rexford Industrial Realty, Inc.			Options Purchased - 0.0%
5.875% due 08/16/21(¢)	10,415	259	(Number of Contracts)
			Fannie Mae Bonds
SCE Trust VI			JPMorgan Chase May 2019 99.63
5.000% due 06/26/22(¢)	4,586	100	Call (1)	USD	26,000	(ÿ)	2
SITE Centers Corp.			JPMorgan Chase May 2019 100.56
6.375% due 6/5/2022(¢)	10,800	275	Call (1)	USD	30,000	(ÿ)	114
			JPMorgan Chase May 2019 100.98
Summit Hotel Properties, Inc.			Call (1)	USD	24,000	(ÿ)	24
6.250% due 11/13/22(¢)	16,000	380	JPMorgan Chase May 2019 102.56
UMH Properties, Inc.			Call (1)	USD	32,000	(ÿ)	39
			JPMorgan Chase May 2019 99.57
6.750% due 07/26/22(¢)	8,725	218	Put (1)	USD	9,000	(ÿ)	—
Unum Group			JPMorgan Chase May 2019 99.69
6.250% due 06/15/58	21,000	548	Put (1)	USD	9,000	(ÿ)	—
			JPMorgan Chase May 2019 101.07
Valley National Bancorp			Put (1)	USD	9,000	(ÿ)	20
5.500% due 09/30/23(¢)	9,950	252	JPMorgan Chase May 2019 101.19
VEREIT, Inc.			Put (1)	USD	9,000	(ÿ)	28
6.700% due 07/01/19(¢)	20,432	513	JPMorgan Chase Jun 2019 99.02
			Put (1)	USD	9,000	(ÿ)	1
Wells Fargo & Co.			JPMorgan Chase Jun 2019 99.21
5.625% due 06/15/22(¢)	8,374	215	Put (1)	USD	9,000	(ÿ)	2
5.700% due 03/15/21(¢)	8,344	215	JPMorgan Chase Jun 2019 100.52
			Put (1)	USD	9,000	(ÿ)	17
WR Berkley Corp.			JPMorgan Chase Jun 2019 100.71
5.750% due 06/01/56	14,880	375	Put (1)	USD	9,000	(ÿ)	25
		18,924	iShares MSCI EAFE ETF
Health Care - 0.0%			Bank of America May 2019 63.53
Draegerwerk AG & Co. KGaA			Put (1,511,547)	USD	1,512	(ÿ)	36
			Swaptions
0.3718% (Ÿ)	7,648	459	(Counterparty, Fund Receives/Fund
			Pays, Notional, Termination Date)
Utilities - 0.5%			(Citigroup, USD 2.226%/USD 3 Month
AT&T, Inc.			LIBOR, USD 44,245, 05/30/24)
			Citigroup May 2019 0.00 Call (1)		44,245	(ÿ)	55
5.625% due 08/01/67	9,000	233	(Citigroup, USD 2.468%/USD 3 Month
CMS Energy Corp.			LIBOR, USD 45,604, 05/28/29)
5.875% due 03/01/79	25,000	654	Citigroup May 2019 0.00 Call (1)		45,603	(ÿ)	172
Duke Energy Corp.			(Goldman Sachs, USD 2.198%/USD 3
			Month LIBOR, USD 44,245, 05/07/24)
5.75% due 06/15/24(¢)	39,875	1,037	Goldman Sachs May 2019 0.00		44,245	(ÿ)	1
Enbridge Inc.			Call (1)
6.375% due 04/15/78	20,482	541	(Citigroup, USD 3 Month LIBOR/USD
			2.406%, USD 44,245, 05/30/24)
Energy Transfer Operating, LP			Citigroup May 2019 0.00 Put (1)		44,245	(ÿ)	51
7.6% due 05/15/24(¢)	9,950	247	(Goldman Sachs, USD 3 Month LIBOR/
Energy Transfer Partners, LP			USD 2.398%, USD 44,245, 05/07/24)
			Goldman Sachs May 2019 0.00
7.625% due 08/15/23(¢)	20,921	519			44,245	(ÿ)	3
			Put (1)
Integrys Holding, Inc.

See accompanying notes which are an integral part of the financial statements.

718 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Total Options Purchased				5.250% due 12/15/19	639		644
(cost $2,574)			590	Titan Machinery, Inc.
				3.750% due 05/01/19	649		649
Warrants & Rights - 0.0%				TPG Specialty Lending, Inc.
Aedifica SA (Æ)				4.500% due 12/15/19	657		661
2019 Rights		1,221	5	Twitter, Inc.
Harvey Gulf International Marine LLC				0.250% due 09/15/19	995		982
(Æ)				U. S. Cash Management Fund(@)	108,379,819	(8)	108,401
2043 Warrants		4,847	165	United States Treasury Bills
Pan American Silver Corp. (Æ)				2.202% due 05/09/19 (ç)(~)	1,915		1,914
2029 Rights		206,819	43	2.283% due 05/14/19 (ç)(~)	227		227
Total Warrants & Rights				2.202% due 05/16/19 (ç)(~)	352		352
(cost $226)			213	2.202% due 05/16/19 (~)	1,870		1,868
Short-Term Investments - 12.4%				2.468% due 06/06/19 (ç)(~)	2,088		2,083
AK Steel Corp.				2.491% due 06/13/19 (ç)(~)	1,469		1,465
5.000% due 11/15/19		65	65	2.399% due 06/27/19 (~)	8,555		8,523
BW Group, Ltd.				2.410% due 07/11/19 (~)	1,485		1,478
Series BWLP				2.410% due 07/18/19 (~)	248		247
1.750% due 09/10/19		600	593	2.410% due 07/18/19 (~)	1,785		1,776
Cemex SAB de CV				2.402% due 07/25/19 (~)	2,170		2,158
3.720% due 03/15/20		435	433	2.416% due 08/01/19 (~)	347		345
CEMEX SAB de CV				Vector Group, Ltd.
3.720% due 03/15/20		423	421	1.750% due 04/15/20 (~)(Ê)	331		333
Charming Charlie, Inc. Term Loan				Whiting Petroleum Corp.
2.500% due 05/15/19 (ç)(Ê)(Š)		40	40	1.250% due 04/01/20	1,817		1,764
20.000% due 05/15/19 (ç)(Ê)(Š)		6	6	Total Short-Term Investments
DHT Holdings, Inc.				(cost $151,061)			150,902
4.500% due 10/01/19		533	541	Other Securities - 2.9%
Education Advisory Board 1st Lien Term				U. S. Cash Collateral Fund(×)(@)	35,397,994	(8)	35,398
Loan				Total Other Securities
6.381% due 02/27/20 (Ê)		325	322	(cost $35,398)			35,398
Empire State Realty OP, LP				Total Investments 102.7%
2.625% due 08/15/19 (Þ)		1,513	1,509	(identified cost $1,238,715)			1,245,251
EZCORP, Inc.

2.125% due 06/15/19		674	672	Other Assets and Liabilities,
Forestar Group, Inc.				Net - (2.7%)
3.750% due 03/01/20		1,047	1,041				(32,501)
Hungary Government Bond				Net Assets - 100.0%			1,212,750
Series 19/A
6.500% due 06/24/19	HUF	710,210	2,482
Huron Consulting Group, Inc.
1.250% due 10/01/19		1,537	1,515
Just Energy Group, Inc.
6.500% due 07/29/19		400	406
New Mountain Finance Corp.
5.000% due 06/15/19		947	947
Royal Gold, Inc.
2.875% due 06/15/19		624	623
RWT Holdings, Inc.
5.625% due 11/15/19		1,507	1,513
Scorpio Tankers, Inc.
2.375% due 07/01/19 (Þ)		867	859
SolarCity Corp.
1.625% due 11/01/19 (Ñ)		1,076	1,044
TCP Capital Corp.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 719

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
14.7%
ADO Properties SA	01/28/16	EUR	2,345	33.33	78	123
Aena SA	11/09/15	EUR	1,851	121.98	226	344
AIA Group, Ltd.	03/27/18		765,000	99.72	763	787
AIB Group PLC	04/03/19		390,000	100.00	390	394
Alliant Holdings Intermediate, LLC Term Loan B2	07/30/15		4,310,000	100.93	4,349	4,428
Apex Tool Group LLC / BC Mountain Finance, Inc.	10/29/18		2,470,000	94.22	2,327	2,424
Arbor Realty Trust, Inc.	08/17/18		844,000	99.85	843	910
Ascend Learning LLC	02/12/19		390,000	95.13	371	396
ASP AMC Merger Sub, Inc.	09/28/17		162,000	94.40	153	104
AssuredPartners, Inc.	07/28/17		3,440,000	101.23	3,482	3,251
Avantor, Inc.	09/22/17		3,410,000	99.98	3,409	3,707
Avolon Holdings Funding, Ltd.	04/11/19		185,000	99.32	184	184
Avolon Holdings Funding, Ltd.	04/11/19		75,000	99.46	75	75
AXA SA	01/14/19		400,000	103.33	413	438
Baffinland Iron Corp.	06/22/18		3,780,000	99.57	3,763	3,813
Bank of China (Hong Kong), Ltd.	09/11/18		1,000,000	100.78	1,008	1,045
BCD Acquisition, Inc.	03/06/18		2,590,000	107.09	2,774	2,752
BHP Billiton Finance USA, Ltd.	07/15/16		1,550,000	110.98	1,720	1,744
Big River Steel LLC / BRS Finance Corp.	08/15/17		1,410,000	101.87	1,436	1,501
BNP Paribas SA	07/14/16		200,000	102.30	205	211
BNP Paribas SA	07/14/16		500,000	112.50	563	530
BNP Paribas SA	08/13/18		500,000	105.48	527	541
BNP Paribas SA	10/17/18		200,000	101.12	202	207
BNP Paribas SA	03/18/19		500,000	100.00	500	510
BNP Paribas SA	04/15/19		200,000	102.86	206	208
Broadcom, Inc.	03/29/19		275,000	99.53	274	273
CCO Holdings LLC / CCO Holdings Capital Corp.	02/21/18		1,610,000	94.55	1,522	1,608
Centaur Funding Corp.	08/01/17		622	1,153.52	717	656
Century Aluminum Co.	07/21/16		2,500,000	96.12	2,403	2,488
CIFC Funding, Ltd.	12/14/18		325,000	99.03	322	325
CKE Restaurants Holdings, Inc.	05/23/18		582,075	100.00	582	589
Credit Agricole SA	02/03/16		600,000	102.61	616	683
Credit Agricole SA	02/20/19		400,000	100.00	400	417
Credit Agricole SA	03/12/19		200,000	107.50	215	217
Credit Suisse Group AG	07/09/18		600,000	101.99	612	629
Credit Suisse Group AG	04/11/19		200,000	102.63	205	208
Crown Castle Towers LLC	06/26/18		755,000	100.00	755	767
CSTN Merger Sub, Inc.	08/03/17		2,570,000	99.82	2,565	2,499
Dai-ichi Life Insurance Co. , Ltd. (The)	07/13/16		200,000	100.00	200	195
Dai-ichi Life Insurance Co. , Ltd. (The)	11/29/16		950,000	113.77	1,081	1,019
Dai-ichi Life Insurance Co. , Ltd. (The)	08/31/17		1,100,000	107.54	1,183	1,144
Daimler Finance NA LLC	02/19/19		395,000	99.77	394	404
Daimler Finance NA LLC	02/19/19		1,045,000	99.86	1,044	1,056
Dairy Farmers of America, Inc.	08/05/16		2,500	106.50	266	250
Dairy Farmers of America, Inc.	03/20/17		6,100	106.88	652	608
Danske Bank A/S	02/28/19		625,000	102.99	644	655
DB Master Finance LLC	09/14/17		869,000	100.00	869	870
Diamondback Energy, Inc.	09/18/18		255,000	99.77	254	260
DPABS Trust	06/12/17		1,134,788	100.00	1,135	1,135
Dresdner Funding Trust I	07/18/16		400,000	118.23	473	512
Dryden Senior Loan Fund	01/17/19		500,000	93.99	470	475
Electricite de France SA	09/20/17		1,150,000	102.31	1,177	1,167
Electricite de France SA	03/04/19		400,000	99.35	397	404
Empire State Realty OP, LP	11/20/18		1,513,000	99.60	1,507	1,509
Enel Finance International NV	02/07/19		285,000	90.94	259	274
Enel SpA	07/14/16		1,500,000	116.90	1,753	1,680
Energy Ventures Gom LLC / EnVen Finance Corp.	02/06/18		400,000	100.00	400	440
Eni SpA	09/05/18		370,000	99.53	368	379
Entra ASA	11/01/16	NOK	20,352	11.93	243	295
Envision Healthcare Corp.	09/28/18		3,770,000	97.20	3,665	3,552
Farm Credit Bank of Texas	05/26/16		15,596	106.71	1,665	1,645
Fidelity National Financial, Inc.	08/08/18		605,000	99.29	601	614
Foresight Energy LLC / Foresight Energy Finance Corp.	03/16/17		4,130,000	99.10	4,092	3,201

See accompanying notes which are an integral part of the financial statements.

720 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
Frontier Communications Corp.	03/08/18		80,000	100.00	80	75
GFL Environmental, Inc.	02/21/18		300,000	100.00	300	292
Granite Point Mortgage Trust, Inc.	12/07/17		853,000	100.13	854	866
GTT Communications, Inc.	12/08/16		5,613,000	99.96	5,736	5,290
Guggenheim CLO LLC	10/05/18		789,000	99.03	781	756
Hanwha Life Insurance Co. , Ltd.	04/16/18		600,000	100.00	600	583
High Ridge Brands Co.	03/17/17		1,640,000	98.64	1,618	681
Hope Bancorp, Inc.	01/18/19		1,538,000	89.39	1,375	1,386
HSBC Capital Funding, LP	07/14/16		375,000	145.95	547	562
HUB International, Ltd.	04/18/18		2,760,000	99.82	2,755	2,784
Indonesia Asahan Aluminium (Persero) PT	01/04/19		250,000	101.90	255	260
Infrastrutture Wireless Italiane SpA	01/06/17	EUR	15,569	4.72	74	129
Innogy SE	05/25/18	EUR	4,509	44.03	199	209
Instone Real Estate Group AG	03/28/19	EUR	3,088	22.19	69	75
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.	11/01/16		1,450,000	103.22	1,497	1,568
Jimmy John's Funding LLC	06/27/17		206,325	100.00	206	206
JPMorgan Chase Commercial Mortgage Securities Trust	04/11/19		158,000	97.95	155	155
JPW Industries Holding Corp.	02/21/19		890,000	99.51	886	868
KKR Real Estate Finance Trust, Inc.	05/16/18		1,305,000	100.03	1,305	1,341
Land O'Lakes, Inc.	03/28/17		185,000	100.00	185	181
LCM Ltd Partnership	04/12/18		500,000	100.00	500	475
Liberty Mutual Group, Inc.	01/18/19		300,000	112.49	337	359
Ligand Pharmaceuticals, Inc.	02/12/19		1,120,000	86.74	971	971
Magnetite XV CLO, Ltd.	01/08/19		325,000	91.17	296	301
Marble Point CLO XII, Ltd.	04/10/18		700,000	100.00	700	645
MEG Energy Corp.	10/05/16		3,100,000	88.31	2,737	2,940
MEG Energy Corp.	10/06/16		1,830,000	89.29	1,634	1,729
Meiji Yasuda Life Insurance Co.	04/19/18		400,000	100.00	400	417
Meiji Yasuda Life Insurance Co.	05/30/18		400,000	102.95	412	420
MetLife Capital Trust IV	07/15/16		800,000	122.39	979	996
MetLife, Inc.	07/14/16		650,000	139.94	910	891
Midas Intermediate Holdco II LLC	09/19/17		1,370,000	101.01	1,384	1,260
Mitsui Sumitomo Insurance Co. , Ltd.	02/27/19		600,000	100.00	600	614
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	83.38	489	520
Morgan Stanley Capital I Trust	07/26/17		496,000	88.15	437	463
Morgan Stanley Capital I Trust	08/21/17		586,000	87.60	513	516
Mountain View CLO XIV, Ltd.	03/19/19		250,000	97.52	244	244
Multi-Color Corp.	09/20/17		107,000	100.00	107	111
NFP Corp.	06/27/17		2,040,000	99.23	2,024	2,004
Nippon Life Insurance Co.	01/13/16		900,000	103.97	936	923
Nippon Life Insurance Co.	05/30/18		205,000	103.06	211	212
Nippon Life Insurance Co.	02/08/19		300,000	102.74	308	314
Northwest Acquisitions ULC / Dominion Finco, Inc.	10/06/17		3,420,000	98.31	3,361	2,873
NVA Holdings, Inc.	03/14/18		2,570,000	98.35	2,528	2,596
NXP BV / NXP Funding LLC	12/03/18		165,000	99.77	165	181
NXP BV / NXP Funding LLC	12/03/18		140,000	99.97	140	148
One Call Corp.	02/19/19		7,525,342	84.95	6,392	6,471
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	05/05/15		3,340,000	91.56	3,058	3,123
Orsted A/S	05/25/18	DKK	3,728	65.16	243	285
Plastipak Holdings, Inc.	10/06/17		3,225,000	99.12	3,197	3,015
Polaris Intermediate Corp.	11/16/17		4,400,000	100.37	4,415	4,377
Rackspace Hosting, Inc.	11/17/17		554,000	98.73	547	517
Radio One, Inc.	01/02/16		3,275,000	100.94	3,296	3,210
RP Crown Parent LLC	09/22/16		1,644,000	101.61	1,670	1,712
Saudi Arabian Oil Co.	04/09/19		200,000	98.55	197	195
SBA Tower Trust	09/28/17		220,000	99.94	220	219
SBA Tower Trust	07/27/18		945,000	98.70	933	951
Scorpio Tankers, Inc.	06/30/17		867,000	99.26	861	859
Simmons Foods, Inc.	01/28/19		550,000	83.30	458	506
Sirius XM Radio, Inc.	01/08/19		750,000	97.82	734	772
SK Telecom Co. , Ltd.	04/09/18		595,000	99.68	593	608
SMBC Aviation Capital	07/23/18		250,000	99.89	250	257
SMBC Aviation Capital	04/08/19		200,000	99.87	200	201
Societe Generale SA	09/21/17		400,000	108.55	434	416

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 721

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Societe Generale SA	02/07/18	200,000	112.10	224	211
Sompo Japan Insurance, Inc.	02/08/18	600,000	105.74	634	625
Sound Point CLO III-R, Ltd,	01/09/19	500,000	95.85	479	479
Sound Point CLO XIX, Ltd.	03/27/18	700,000	99.06	693	652
SRS Distribution, Inc.	05/17/18	2,650,000	99.53	2,638	2,590
Standard Chartered PLC	02/07/18	200,000	109.87	220	213
Standard Chartered PLC	10/11/18	200,000	101.25	203	211
Steele Creek CLO, Ltd.	03/28/18	1,125,000	100.00	1,125	1,044
Sumitomo Life Insurance Co.	02/07/18	400,000	110.47	442	438
Surgery Center Holdings, Inc.	06/19/17	4,340,000	98.81	4,287	4,035
Surgery Center Holdings, Inc.	03/28/19	230,000	100.00	230	236
Swiss Re Finance (Luxembourg) SA	03/26/19	400,000	100.00	400	413
Symphony CLO, Ltd.	12/19/18	250,000	93.10	233	241
Syngenta Finance NV	04/17/18	235,000	100.00	235	227
Syngenta Finance NV	04/17/18	475,000	100.00	475	488
Team Health Holdings, Inc.	01/02/18	2,330,000	89.82	2,093	1,981
TerraForm Power Operating LLC	11/28/17	98,000	100.00	98	97
Tilray, Inc.	04/15/19	490,000	81.88	401	407
Titan Acquisition, Ltd.	03/16/18	3,137,000	91.82	3,010	2,886
Townsquare Media, Inc.	05/04/18	1,070,000	93.27	998	1,045
Trident Merger Sub, Inc.	10/12/17	3,020,000	96.95	2,928	2,816
Trinitas CLO X, Ltd.	03/15/19	550,000	95.03	523	532
Truck Hero Inc.	04/26/19	2,490,000	100.00	2,490	2,509
Turkiye Sise ve Cam Fabrikalari Anonim Sirketi	03/07/19	325,000	98.40	320	312
UBS Group Funding Switzerland AG	01/03/19	315,000	98.06	309	317
UBS Group Funding Switzerland AG	01/28/19	400,000	100.00	400	417
UBS-Barclays Commercial Mortgage Trust	10/18/17	158,000	70.15	111	121
Uniti Group LP	11/01/17	2,920,000	94.40	2,756	2,643
ViaSat, Inc.	11/13/18	1,930,000	97.55	1,883	1,916
Vizient, Inc.	02/04/16	3,110,000	107.20	3,334	3,354
Vizient, Inc.	04/17/19	1,070,000	100.00	1,070	1,107
W/S Packaging Holdings, Inc.	02/14/19	672,000	100.48	675	727
West Corp.	12/08/17	2,610,000	96.36	2,515	2,300
West Street Merger Sub, Inc.	08/10/17	1,580,000	99.64	1,574	1,529
Western Digital Corp.	01/25/19	2,190,000	87.53	1,917	1,954
WFRBS Commercial Mortgage Trust	11/01/17	56,000	88.55	50	55
Woodside Finance, Ltd.	03/21/17	440,000	98.90	435	438
Woodside Finance, Ltd.	09/19/17	600,000	100.68	604	592
ZAIS CLO 11, Ltd.	11/16/18	750,000	97.06	728	731
					177,702
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

722 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh Inc. Term Loan B	USD 6 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
AIB Group PLC	USD 3 Month LIBOR	1.874
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American International Group, Inc.	USD 3 Month LIBOR	4.195
American International Group, Inc.	USD 3 Month LIBOR	2.868
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assurant, Inc.	USD 3 Month LIBOR	4.135
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
AXA SA	USD 3 Month LIBOR	2.256
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	3 Month EURIBOR	1.300
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	4.174
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of China (Hong Kong), Ltd.	Maturity 5 Year	3.360
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.772
	U. S. Treasury Yield Curve Rate T Note Constant
Barclays PLC	Maturity 5 Year	5.672
Barclays PLC	USD 3 Month LIBOR	1.400
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Belron SA Term Loan B	USD 3 Month LIBOR	2.250

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 723

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	3.980
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	4.916
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	4.149
BNP Paribas SA	USD 3 Month LIBOR	1.290
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. Term Loan	USD 2 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.500
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CBS Radio Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CenterPoint Energy, Inc.	USD 3 Month LIBOR	3.270
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	10.000
Charming Charlie, Inc. Term Loan B	USD 1 Month LIBOR	10.000
Charter Communications, Inc. Term Loan B	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citigroup, Inc.	USD 3 Month LIBOR	4.517
Citigroup, Inc.	USD 3 Month LIBOR	4.230
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
CoBank ACB	USD 3 Month LIBOR	4.660
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cortes NP Acquisition Corp Term Loan B	USD 3 Month LIBOR	4.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CPI Property Group SA	Year Rate	4.148
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.319
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.600

See accompanying notes which are an integral part of the financial statements.

724 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.332
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	5.108
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
	EUR Swap Annual (versus 6 Month EURIBOR) 5
DBS Group Holdings, Ltd.	Year Rate	1.200
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) SARL Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	5.800
DPABS Trust	USD 3 Month LIBOR	1.250
Dryden Senior Loan Fund	USD 3 Month LIBOR	5.850
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.410
Ellie Mae, Inc.	USD 1 Month LIBOR	4.000
Emera, Inc.	USD 3 Month LIBOR	5.440
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.641
Enbridge, Inc.	USD 3 Month LIBOR	3.890
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 725

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Fukoku Mutual Life Insurance Co.	USD 3 Month LIBOR	4.370
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
Getty Images, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500

See accompanying notes which are an integral part of the financial statements.

726 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 1 Month LIBOR	6.140
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.690
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Gray Television, Inc. 1st Lien Term Loan C	USD 1 Month LIBOR	2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 1 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco LLC Term Loan B	USD 3 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Hanwha Life Insurance Co. , Ltd.	Maturity 5 Year	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Hexion Inc. Term Loan	USD 3 Month LIBOR	3.000
HGIM Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 727

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.330
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.496
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Meiji Yasuda Life Insurance Co.	LIBOR) 5 Year Rate	4.230
Meiji Yasuda Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.150
Messer Industries USA, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.500
MetLife, Inc.	USD 3 Month LIBOR	2.959
MetLife, Inc.	USD 3 Month LIBOR	3.575
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MGM Growth Properties, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
	USD Swap Semiannual 30/360 (versus 3 Month
Mitsui Sumitomo Insurance Co. , Ltd.	LIBOR) 5 Year Rate	3.256
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Mountain View CLO XIV, Ltd.	USD 3 Month LIBOR	6.710
Multi-Color Corp. Term Loan B	USD 1 Month LIBOR	2.000
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NextEra Energy Capital Holdings, Inc.	USD 3 Month LIBOR	3.156
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.650
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

728 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B11	USD 1 Month LIBOR	2.750
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Platform Specialty Products Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Polar US Borrower LLC	USD 3 Month LIBOR	3.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Procera Networks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
Prudential Financial, Inc.	USD 3 Month LIBOR	3.400
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.395
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.300
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rocket Software, Inc. Term Loan	USD 1 Month LIBOR	4.250
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seadrill Operating, LP Term Loan B	USD 3 Month LIBOR	6.000
SeaWorld Parks & Entertainment Term Loan B	USD 1 Month LIBOR	3.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 729

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Serta Simmons Bedding LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
Skandinaviska Enskilda Banken AB	LIBOR) 5 Year Rate	3.850
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	4.979
Solvay Acetow GMBH Term Loan	USD 6 Month LIBOR	5.500
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	0.470
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	6.301
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan B	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	4.440
SunTrust Banks, Inc.	USD 3 Month LIBOR	2.786
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
	U. S. Treasury Yield Curve Rate T Note Constant
Svenska Handelsbanken AB	Maturity 5 Year	3.689
	U. S. Treasury Yield Curve Rate T Note Constant
Swiss Re Finance (Luxembourg) SA	Maturity 5 Year	3.582
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Telefonica Europe BV	Year Rate	2.327
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransCanada Trust	USD 3 Month LIBOR	4.640
TransCanada Trust	USD 3 Month LIBOR	3.528
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

730 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Trinitas CLO X, Ltd.	USD 3 Month LIBOR	6.900
TruGreen Limited Partnership Term Loan	USD 1 Month LIBOR	3.750
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	4.344
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	5.883
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group Funding Switzerland AG	LIBOR) 5 Year Rate	4.590
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan	USD 1 Month LIBOR	4.250
Univar USA, Inc Term Loan B3	USD 1 Month LIBOR	2.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	4.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
Vertafore, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
VIVAT NV	LIBOR) 5 Year Rate	4.174
	USD Swap Semiannual 30/360 (versus 3 Month
Vodafone Group PLC	LIBOR) 5 Year Rate	4.873
Voya Financial, Inc.	USD 3 Month LIBOR	3.580
	U. S. Treasury Yield Curve Rate T Note Constant
Voya Financial, Inc.	Maturity 5 Year	3.358
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	3.990
Wells Fargo & Co.	USD 3 Month LIBOR	3.770
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 731

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	89	EUR	10,114	05/19	224
Australia 10 Year Government Bond Futures	34	AUD	4,702	06/19	61
CAC40 Euro Index Futures	593	EUR	32,891	05/19	643
Canada 10 Year Government Bond Futures	66	CAD	9,120	06/19	1
DAX Index Futures	84	EUR	25,937	06/19	1,908
Euro STOXX 50 Index Futures	539	EUR	18,606	06/19	1,436
FTSE 100 Index Futures	454	GBP	33,467	06/19	1,971
FTSE/MIB Index Futures	66	EUR	7,081	06/19	508
Hang Seng Index Futures	25	HKD	36,835	05/19	(13)
IBEX 35 Index Futures	91	EUR	8,700	05/19	115
MSCI EAFE Index Futures	20	USD	1,917	06/19	76
MSCI Emerging Markets Index Futures	878	USD	47,421	06/19	1,595
OMXS30 Index Futures	396	SEK	66,092	05/19	195
S&P Consumer Discretionary Select Sector Index Futures	68	USD	8,252	06/19	704
S&P Energy Select Sector Index Futures	153	USD	10,196	06/19	251
S&P Financial Select Sector Index Futures	581	USD	50,133	06/19	3,341
SPI 200 Index Futures	97	AUD	15,287	06/19	211
United States 2 Year Treasury Note Futures	712	USD	151,662	06/19	25
United States 10 Year Treasury Note Futures	1,423	USD	175,985	06/19	(22)
United States 10 Year Ultra Treasury Note Futures	5	USD	659	06/19	(2)
United States Long Bond Futures	12	USD	1,770	06/19	1
United States Ultra Bond Futures	1	USD	164	06/19	—
Short Positions
Euro-Bund Futures	49	EUR	8,100	06/19	(120)
FTSE 250 Index Futures	24	GBP	947	06/19	(46)
Japan 10 Year Government Bond Futures	8	JPY	1,221,841	06/19	(5)
Long Gilt Futures	1	GBP	127	06/19	(1)
MSCI EAFE Index Futures	460	USD	44,091	06/19	(1,552)
MSCI Emerging Markets Index Futures	115	USD	6,211	06/19	(172)
MSCI Singapore Index Futures	109	SGD	4,126	05/19	(26)
NASDAQ 100 E-Mini Index Futures	279	USD	43,524	06/19	(3,797)
Russell 1000 E-Mini Index Futures	74	USD	6,043	06/19	(312)
Russell 2000 E-Mini Index Futures	878	USD	69,985	06/19	(2,324)
S&P 400 E-Mini Index Futures	40	USD	7,893	06/19	(351)
S&P 500 E-Mini Index Futures	746	USD	109,979	06/19	(6,421)
S&P Utilities Select Sector Index Futures	183	USD	10,821	06/19	(185)
S&P/TSX 60 Index Futures	75	CAD	14,901	06/19	(449)
TOPIX Index Futures	236	JPY	3,811,401	06/19	(245)
United States 5 Year Treasury Note Futures	10	USD	1,156	06/19	(4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,781)

See accompanying notes which are an integral part of the financial statements.

732 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.63	USD	26,000	05/06/19	(208)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.07	USD	9,000	05/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.19	USD	9,000	05/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.56	USD	30,000	05/06/19	(8)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.57	USD	9,000	05/06/19	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.69	USD	9,000	05/06/19	(4)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.98	USD	24,000	05/06/19	(41)
Fannie Mae Bonds	JPMorgan Chase	Put	1	102.56	USD	32,000	05/06/19	(17)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.52	USD	9,000	06/06/19	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.71	USD	9,000	06/06/19	(4)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.02	USD	9,000	06/06/19	(7)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.21	USD	9,000	06/06/19	(10)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.316%/USD 3 Month
LIBOR, USD 22,122, 05/30/24	Citigroup	Call	1	0.00		22,122	05/28/19	(61)
Citigroup, USD 2.550%/USD 3 Month
LIBOR, USD 22,802, 05/28/29	Citigroup	Call	1	0.00		22,802	05/23/19	(177)
Goldman Sachs, Markit CDX NA High
Yield S32 Index/USD 5.000%,
USD 5,290, 05/15/24	Goldman Sachs	Call	1	0.00		5,290	05/15/19	(13)
Goldman Sachs, USD 2.298%/USD
3 Month LIBOR, USD 22,122,
05/07/24	Goldman Sachs	Call	1	0.00		22,122	05/02/19	(11)
Citigroup, USD 3 Month LIBOR/USD
2.316%, USD 22,122, 05/30/24	Citigroup	Put	1	0.00		22,122	05/28/19	(62)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.298%, USD 22,122,
05/07/24	Goldman Sachs	Put	1	0.00		22,122	05/02/19	(34)
Total Liability for Options Written (premiums received $804)								(663)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1	AUD	2	05/01/19	—
Bank of America	USD	14	AUD	20	05/01/19	—
Bank of America	USD	103	AUD	146	05/01/19	—
Bank of America	USD	1	EUR	1	05/03/19	—
Bank of America	USD	2	EUR	2	05/03/19	—
Bank of America	USD	6	EUR	6	05/03/19	—
Bank of America	USD	10	EUR	9	05/03/19	—
Bank of America	USD	3	HKD	21	05/02/19	—
Bank of America	USD	31	HKD	242	05/02/19	—
Bank of America	USD	28	JPY	3,125	05/07/19	—
Bank of America	USD	7	JPY	779	05/08/19	—
Bank of America	USD	2	SEK	20	05/03/19	—
Bank of America	USD	3	SEK	27	05/03/19	—
Bank of America	AUD	12	USD	9	05/01/19	—
Bank of America	AUD	17	USD	12	05/01/19	—

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 733

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	1	USD	1	05/03/19	—
Bank of America	EUR	3	USD	4	05/03/19	—
Bank of America	EUR	16	USD	18	05/03/19	—
Bank of America	EUR	96	USD	108	05/24/19	—
Bank of America	EUR	98	USD	112	05/24/19	2
Bank of America	GBP	2	USD	2	05/02/19	—
Bank of America	GBP	11	USD	14	05/02/19	—
Bank of America	HKD	37	USD	5	05/02/19	—
Bank of America	HKD	55	USD	7	05/02/19	—
Bank of America	HKD	92	USD	12	05/02/19	—
Bank of America	HKD	287	USD	37	05/02/19	—
Bank of America	NZD	15	USD	10	05/01/19	—
Bank of Montreal	USD	1,567	CHF	1,562	06/19/19	(26)
Bank of Montreal	USD	8,454	EUR	7,422	06/19/19	(96)
Bank of Montreal	USD	5,531	GBP	4,179	06/19/19	(68)
Bank of Montreal	CAD	3,688	USD	2,770	06/19/19	14
BNP Paribas	USD	1,567	CHF	1,562	06/19/19	(27)
BNP Paribas	USD	222	EUR	198	05/24/19	1
BNP Paribas	USD	8,461	EUR	7,422	06/19/19	(102)
BNP Paribas	USD	5,537	GBP	4,179	06/19/19	(74)
BNP Paribas	CAD	3,688	USD	2,774	06/19/19	18
BNP Paribas	EUR	243	USD	274	05/24/19	1
BNP Paribas	EUR	1,930	USD	2,194	05/24/19	25
Brown Brothers Harriman	USD	3	AUD	4	05/02/19	—
Brown Brothers Harriman	USD	7	AUD	10	05/02/19	—
Brown Brothers Harriman	USD	11	AUD	16	05/02/19	—
Brown Brothers Harriman	USD	15	CAD	21	05/01/19	—
Brown Brothers Harriman	USD	29	CAD	39	05/01/19	—
Brown Brothers Harriman	USD	463	CAD	622	05/01/19	2
Brown Brothers Harriman	USD	1	CAD	1	05/02/19	—
Brown Brothers Harriman	USD	24	CAD	33	05/02/19	—
Brown Brothers Harriman	USD	74	CAD	100	05/02/19	—
Brown Brothers Harriman	USD	1	EUR	1	05/02/19	—
Brown Brothers Harriman	USD	3	EUR	2	05/02/19	—
Brown Brothers Harriman	USD	10	EUR	9	05/02/19	—
Brown Brothers Harriman	USD	9	GBP	7	05/01/19	—
Brown Brothers Harriman	USD	342	GBP	265	05/01/19	3
Brown Brothers Harriman	USD	303	HKD	2,378	05/02/19	—
Brown Brothers Harriman	USD	19	HKD	148	05/03/19	—
Brown Brothers Harriman	USD	26	HKD	204	05/03/19	—
Brown Brothers Harriman	USD	230	NOK	1,990	05/02/19	1
Brown Brothers Harriman	USD	46	NOK	397	05/03/19	—
Brown Brothers Harriman	USD	1	SEK	10	05/02/19	—
Brown Brothers Harriman	USD	6	SEK	60	05/02/19	—
Brown Brothers Harriman	USD	18	SEK	169	05/02/19	—
Brown Brothers Harriman	AUD	8	USD	6	05/02/19	—
Brown Brothers Harriman	AUD	11	USD	8	05/02/19	—
Brown Brothers Harriman	AUD	11	USD	8	05/02/19	—
Brown Brothers Harriman	CAD	43	USD	32	05/01/19	—
Brown Brothers Harriman	CAD	66	USD	49	05/02/19	—
Brown Brothers Harriman	CHF	186	USD	183	05/02/19	—
Brown Brothers Harriman	EUR	2	USD	3	05/02/19	—

See accompanying notes which are an integral part of the financial statements.

734 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	3	USD	3	05/02/19	—
Brown Brothers Harriman	EUR	7	USD	7	05/02/19	—
Brown Brothers Harriman	EUR	21	USD	23	05/02/19	—
Brown Brothers Harriman	EUR	21	USD	24	05/02/19	—
Brown Brothers Harriman	GBP	14	USD	18	05/01/19	—
Brown Brothers Harriman	HKD	147	USD	19	05/03/19	—
Brown Brothers Harriman	HKD	503	USD	64	05/03/19	—
Citigroup	USD	3,368	AUD	4,695	05/23/19	(57)
Citigroup	USD	1,566	CHF	1,562	06/19/19	(26)
Citigroup	USD	8,451	EUR	7,422	06/19/19	(93)
Citigroup	USD	5,532	GBP	4,179	06/19/19	(69)
Citigroup	USD	18,128	JPY	2,000,520	06/19/19	(99)
Citigroup	CAD	3,688	USD	2,773	06/19/19	17
Citigroup	EUR	184	USD	209	05/24/19	3
Citigroup	EUR	206	USD	235	05/24/19	3
Citigroup	EUR	1,930	USD	2,201	05/24/19	32
Citigroup	GBP	1,539	USD	2,011	07/26/19	(4)
Citigroup	NOK	17,315	USD	2,042	05/23/19	34
Citigroup	RUB	728,250	USD	10,991	06/19/19	(215)
Goldman Sachs	USD	1,567	CHF	1,562	06/19/19	(26)
Goldman Sachs	USD	8,457	EUR	7,422	06/19/19	(99)
Goldman Sachs	USD	5,534	GBP	4,179	06/19/19	(71)
Goldman Sachs	CAD	3,688	USD	2,774	06/19/19	18
HSBC	USD	769	ARS	34,815	05/13/19	5
HSBC	USD	129	ARS	5,737	05/15/19	(1)
HSBC	USD	210	ARS	9,381	05/15/19	(2)
HSBC	USD	488	ARS	23,429	05/29/19	21
HSBC	USD	35	ARS	1,654	06/03/19	—
HSBC	USD	400	ARS	18,824	06/03/19	7
HSBC	USD	150	ARS	6,668	06/19/19	(10)
HSBC	USD	186	ARS	8,297	06/19/19	(11)
HSBC	USD	138	ARS	6,729	09/19/19	(15)
HSBC	USD	201	ARS	9,749	09/19/19	(23)
HSBC	USD	30	BRL	118	05/03/19	—
HSBC	USD	75	BRL	290	05/03/19	(1)
HSBC	USD	90	BRL	346	05/03/19	(2)
HSBC	USD	90	BRL	347	05/03/19	(2)
HSBC	USD	100	BRL	387	05/03/19	(1)
HSBC	USD	161	BRL	637	05/03/19	1
HSBC	USD	186	BRL	694	05/03/19	(9)
HSBC	USD	190	BRL	732	05/03/19	(3)
HSBC	USD	190	BRL	732	05/03/19	(3)
HSBC	USD	191	BRL	752	05/03/19	1
HSBC	USD	191	BRL	752	05/03/19	1
HSBC	USD	191	BRL	752	05/03/19	1
HSBC	USD	191	BRL	753	05/03/19	1
HSBC	USD	229	CLP	152,001	05/07/19	(5)
HSBC	USD	27	COP	84,254	05/08/19	(1)
HSBC	USD	88	COP	274,648	05/08/19	(3)
HSBC	USD	88	COP	274,692	05/08/19	(3)
HSBC	USD	218	COP	679,288	05/08/19	(8)
HSBC	USD	218	COP	679,114	05/08/19	(8)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 735

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	246	COP	766,536	05/08/19	(9)
HSBC	USD	1,724	COP	5,438,800	05/08/19	(43)
HSBC	USD	1,724	COP	5,438,872	05/08/19	(43)
HSBC	USD	1,728	COP	5,438,800	05/08/19	(46)
HSBC	USD	13	CZK	294	07/08/19	—
HSBC	USD	74	CZK	1,661	07/08/19	(1)
HSBC	USD	101	CZK	2,285	07/08/19	(1)
HSBC	USD	100	HKD	782	08/19/19	—
HSBC	USD	130	HKD	1,018	08/19/19	—
HSBC	USD	1,288	HKD	10,075	08/19/19	(1)
HSBC	USD	3	HUF	895	08/09/19	—
HSBC	USD	12	HUF	3,299	08/09/19	—
HSBC	USD	991	MXN	19,408	08/05/19	18
HSBC	USD	594	PEN	1,993	06/18/19	7
HSBC	USD	3,069	PLN	11,701	08/09/19	1
HSBC	USD	3,077	PLN	11,710	08/09/19	(4)
HSBC	USD	35	RON	149	08/09/19	—
HSBC	USD	408	RON	1,733	08/09/19	—
HSBC	USD	46	RUB	3,115	06/10/19	2
HSBC	USD	328	RUB	22,399	06/10/19	17
HSBC	USD	362	SGD	490	07/05/19	(1)
HSBC	USD	659	SGD	890	07/05/19	(4)
HSBC	USD	2,414	THB	76,693	08/19/19	(6)
HSBC	USD	23	ZAR	325	08/08/19	—
HSBC	BRL	118	USD	30	05/03/19	—
HSBC	BRL	290	USD	74	05/03/19	—
HSBC	BRL	346	USD	88	05/03/19	(1)
HSBC	BRL	347	USD	88	05/03/19	(1)
HSBC	BRL	387	USD	98	05/03/19	(1)
HSBC	BRL	637	USD	168	05/03/19	6
HSBC	BRL	694	USD	176	05/03/19	(1)
HSBC	BRL	732	USD	185	05/03/19	(1)
HSBC	BRL	732	USD	186	05/03/19	(1)
HSBC	BRL	752	USD	198	05/03/19	6
HSBC	BRL	752	USD	198	05/03/19	6
HSBC	BRL	752	USD	198	05/03/19	6
HSBC	BRL	753	USD	198	05/03/19	6
HSBC	BRL	118	USD	30	07/02/19	—
HSBC	BRL	292	USD	75	07/02/19	1
HSBC	BRL	348	USD	90	07/02/19	2
HSBC	BRL	348	USD	90	07/02/19	2
HSBC	BRL	389	USD	100	07/02/19	1
HSBC	BRL	735	USD	190	07/02/19	3
HSBC	BRL	736	USD	190	07/02/19	3
HSBC	CLP	3,917	USD	6	05/07/19	—
HSBC	CLP	148,085	USD	213	05/07/19	(5)
HSBC	CLP	152,001	USD	229	09/23/19	5
HSBC	COP	6,043,225	USD	1,861	05/08/19	(8)
HSBC	COP	6,050,855	USD	1,861	05/08/19	(10)
HSBC	COP	6,980,923	USD	2,172	05/08/19	14
HSBC	COP	5,438,800	USD	1,712	09/24/19	42
HSBC	COP	5,438,800	USD	1,716	09/24/19	45

See accompanying notes which are an integral part of the financial statements.

736 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	COP	5,438,872	USD	1,713	09/24/19	42
HSBC	CZK	7,134	USD	319	07/08/19	6
HSBC	IDR	2,229,976	USD	154	05/29/19	(2)
HSBC	IDR	2,741,634	USD	189	05/29/19	(3)
HSBC	IDR	2,755,516	USD	188	05/29/19	(5)
HSBC	IDR	2,756,644	USD	188	05/29/19	(5)
HSBC	IDR	2,757,396	USD	188	05/29/19	(5)
HSBC	MXN	2,091	USD	109	08/05/19	—
HSBC	PEN	19	USD	6	06/18/19	—
HSBC	PHP	23	USD	—	06/10/19	—
HSBC	RUB	5,876	USD	88	06/10/19	(3)
HSBC	ZAR	1,663	USD	117	08/08/19	2
HSBC	ZAR	4,170	USD	291	08/08/19	3
HSBC	ZAR	17,918	USD	1,250	08/08/19	12
Royal Bank of Canada	USD	1,566	CHF	1,562	06/19/19	(26)
Royal Bank of Canada	USD	8,454	EUR	7,422	06/19/19	(95)
Royal Bank of Canada	USD	5,526	GBP	4,179	06/19/19	(63)
Royal Bank of Canada	USD	12,076	GBP	9,194	06/19/19	(56)
Royal Bank of Canada	USD	3,368	NZD	4,977	05/23/19	(42)
Royal Bank of Canada	CAD	3,688	USD	2,768	06/19/19	12
Royal Bank of Canada	JPY	462,357	USD	4,141	05/23/19	(17)
State Street	USD	185	BRL	730	05/03/19	1
State Street	USD	3,622	GBP	2,768	05/23/19	(8)
State Street	USD	277	HKD	2,171	06/19/19	—
State Street	USD	523	SEK	4,840	06/19/19	(12)
State Street	USD	187	ZAR	2,710	06/19/19	2
State Street	AUD	3,485	USD	2,467	06/19/19	8
State Street	CHF	5,398	USD	5,380	05/23/19	73
State Street	CLP	28,188	USD	42	05/02/19	—
State Street	CNY	118,694	USD	17,681	06/19/19	53
State Street	EUR	42	USD	47	05/24/19	—
State Street	EUR	72	USD	82	05/24/19	1
State Street	EUR	194	USD	221	05/24/19	3
State Street	EUR	1,844	USD	2,101	05/24/19	29
State Street	EUR	1,930	USD	2,191	05/24/19	23
State Street	INR	7,620	USD	108	06/19/19	(1)
State Street	JPY	63,650	USD	576	06/19/19	2
State Street	KRW	14,953,450	USD	13,256	06/19/19	394
State Street	MXN	44,540	USD	2,272	06/19/19	(59)
State Street	NOK	8,070	USD	942	06/19/19	5
State Street	SGD	1,360	USD	1,006	06/19/19	5
State Street	TWD	90,790	USD	2,949	06/19/19	8
UBS	USD	13,054	AUD	18,248	06/19/19	(175)
UBS	EUR	92	USD	104	05/24/19	—
UBS	EUR	197	USD	226	05/24/19	4
UBS	EUR	1,930	USD	2,202	05/24/19	34
Westpac	USD	2,039	SEK	18,827	05/23/19	(53)
Westpac	EUR	7,523	USD	8,525	05/23/19	71
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(883)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 737

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination (Received) (Depreciation)			Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Goldman Sachs	USD	17,842	1 Month LIBOR(1)	05/11/63	—	(41)	(41)
Markit IOS Index	JPMorgan Chase	USD	17,842	1 Month LIBOR(1)	06/20/24	—	41	41
Russell 1000 Index Total Return	Bank of America	USD	19,719	3 Month LIBOR + 0.100%(1)	09/17/58	—	486	486
Russell 1000 Index Total Return	Goldman Sachs	AUD	24,997	3 Month LIBOR + 0.055%(1)	03/29/24	—	(415)	(415)
Russell 1000 Index Total Return	Goldman Sachs	USD	25,002	3 Month LIBOR + 0.120%(1)	05/11/63	—	(733)	(733)
Total Open Total Return Swap Contracts (å)						—	(662)	(662)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received) (Depreciation) Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	EUR	7,590	2.554%(3)	Three Month LIBOR(2)	12/20/23	—	44	44
Barclays	USD	3,273	2.477%(3)	Three Month LIBOR(2)	02/11/24	—	(4)	(4)
Barclays	USD	14,542	2.323%(3)	Three Month LIBOR(2)	06/20/24	—	1	1
Barclays	USD	5,156	Three Month LIBOR(2)	2.535%(3)	10/25/28	—	—	—
Barclays	USD	8,341	Three Month LIBOR(2)	2.510%(3)	10/25/28	—	(15)	(15)
Barclays	USD	181,391	Three Month LIBOR(2)	2.550%(3)	12/03/28	(951)	232	(719)
Barclays	USD	243,467	Three Month LIBOR(2)	2.500%(3)	12/03/28	(3,100)	993	(2,107)
Barclays	USD	1,596	Three Month LIBOR(2)	2.550%(3)	12/18/28	—	(8)	(8)
Barclays	USD	10,080	2.800%(3)	Three Month LIBOR(2)	01/09/29	510	(297)	213
Barclays	EUR	3,515	2.534%(3)	Three Month LIBOR(2)	01/30/29	—	14	14
Barclays	USD	885	2.657%(3)	Three Month LIBOR(2)	04/12/29	—	(8)	(8)
Barclays	USD	3,086	Three Month LIBOR(2)	2.589%(3)	04/23/29	—	(27)	(27)
Barclays	USD	2,708	2.556%(3)	Three Month LIBOR(2)	04/24/29	—	16	16
Barclays	USD	2,726	Three Month LIBOR(2)	2.519%(3)	04/29/29	—	(7)	(7)
Barclays	USD	8,229	Three Month LIBOR(2)	2.565%(3)	04/29/29	—	(56)	(56)
Barclays	USD	879	2.642%(3)	Three Month LIBOR(2)	04/12/49	—	(11)	(11)
Barclays	USD	82,850	2.650%(3)	Three Month LIBOR(2)	09/17/58	1,997	(834)	1,163
Barclays	USD	2,871	Three Month LIBOR(2)	2.569%(3)	05/11/63	—	(20)	(20)
Barclays	USD	3,370	2.486%(3)	Three Month LIBOR(2)	05/11/63	—	(1)	(1)
Barclays	USD	4,458	2.487%(3)	Three Month LIBOR(2)	05/11/63	—	(1)	(1)
Barclays	USD	4,728	2.488%(3)	Three Month LIBOR(2)	05/11/63	—	—	—
Barclays	USD	5,372	2.340%(3)	Three Month LIBOR(2)	05/11/63	—	(72)	(72)
Barclays	USD	5,378	Three Month LIBOR(2)	2.551%(3)	05/11/63	—	(29)	(29)
Barclays	USD	6,137	Three Month LIBOR(2)	2.481%(3)	05/11/63	—	5	5
Barclays	USD	8,476	Three Month LIBOR(2)	2.285%(3)	05/11/63	—	17	17
Barclays	USD	19,173	2.375%(3)	Three Month LIBOR(2)	05/11/63	—	(197)	(197)
Barclays	USD	23,007	2.200%(3)	Three Month LIBOR(2)	05/11/63	—	(135)	(135)

See accompanying notes which are an integral part of the financial statements.

738 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received) (Depreciation) Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Citigroup	EUR	1,500	2.058%(3)	Six Month BBSW(3)	01/30/29	—	20	20
Goldman Sachs	USD	815	1.975%(3)	Six Month BBSW(3)	09/30/19	—	9	9
Goldman Sachs	USD	1,650	1.667%(3)	Six Month BBSW(3)	12/31/20	—	1	1
JPMorgan Chase	USD	3,000	2.403%(3)	Three Month LIBOR(2)	10/10/19	—	1	1
			Brazil Interbank
JPMorgan Chase	USD	4,200	Deposit Rate(5)	9.305%(5)	01/04/21	—	(57)	(57)
			Brazil Interbank
JPMorgan Chase	BRL	23,100	Deposit Rate(5)	8.775%(5)	01/04/21	—	(299)	(299)
			Six Month
JPMorgan Chase	EUR	189	EURIBOR(3)	1.339%(4)	06/20/24	—	—	—
			Six Month
JPMorgan Chase	USD	1,050	EURIBOR(3)	0.050%(4)	12/31/25	—	(1)	(1)
JPMorgan Chase	USD	1,050	0.000%(4)	Six Month LIBOR(3)	05/11/63	—	—	—
JPMorgan Chase	USD	1,100	Three Month LIBOR(2)	2.545%(3)	05/11/63	—	(11)	(11)
JPMorgan Chase	USD	224,200	Six Month BURBOR(3)	1.200%(4)	05/11/63	—	(5)	(5)
JPMorgan Chase	USD	583,900	Six Month BURBOR(3)	0.833%(4)	05/11/63	—	7	7
				Canadian Dealer Offer
Merrill Lynch	USD	1,475	2.065%(3)	Rate(3)	03/08/24	—	8	8
Merrill Lynch	USD	2,400	2.028%(3)	Six Month BBSW(3)	05/11/63	—	29	29
Morgan Stanley	USD	1,100	Three Month LIBOR(2)	2.597%(3)	05/11/63	—	(13)	(13)
Morgan Stanley	USD	1,195	2.654%(3)	Three Month LIBOR(2)	05/11/63	—	12	12
Morgan Stanley	USD	3,000	2.613%(3)	Three Month LIBOR(2)	05/11/63	—	9	9
Total Open Interest Rate Swap Contracts (å)						(1,544)	(690)	(2,234)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 739

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/
		Purchase/Sell Credit		Notional		Receives	Termination Premiums Paid Unrealized Appreciation Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	(Received) $	(Depreciation) $	$
American Airlines	JPMorgan Chase	Sell	0.909%	USD	445	5.000%(2)	06/20/24	28	(2)	26
ArcelorMittal	Barclays	Sell	1.668%	USD	565	5.000%(2)	12/20/23	106	3	109
Barclays	JPMorgan Chase	Sell	0.640%	USD	225	1.000%(2)	05/11/63	4	2	6
Barclays	BNP Paribas	Sell	0.765%	USD	490	1.000%(2)	05/11/63	3	(2)	1
CVS Caremark	JPMorgan Chase	Sell	0.909%	USD	1,075	1.000%(2)	05/11/63	5	1	6
Devon Energy Corp.	JPMorgan Chase	Sell	0.765%	USD	230	1.000%(2)	05/11/63	1	2	3
Devon Energy Corp.	Morgan Stanley	Sell	0.765%	USD	205	1.000%(2)	05/11/63	1	2	3
Goldman Sachs	BNP Paribas	Sell	0.736%	USD	530	1.000%(2)	05/11/63	6	1	7
Morgan Stanley	JPMorgan Chase	Sell	0.640%	USD	530	1.000%(2)	05/11/63	9	1	10
Volkswagen AG	Morgan Stanley	Sell	0.933%	USD	285	1.000%(2)	05/11/63	(1)	2	1
Total Open Corporate Issues Contracts								162	10	172
Credit Indices
						Fund
						(Pays)/		Premiums
		Purchase/Sell		Notional		Receives	Termination Paid/(Received)		Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection		Amount		Fixed Rate	Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Goldman Sachs	Purchase		USD	1,800	(1.000%)(2)	12/31/20	66	7	73
CDX Investment
Grade Index	Bank of America Sell			USD	54,000	1.000%(2)	05/11/63	876	280	1,156
CDX NA High Yield
Index	Bank of America Purchase			USD 101,500		(5.000%)(2)	12/20/23	(6,296)	(2,044)	(8,340)
CDX NA High Yield
Index	Citigroup	Sell		USD	175	5.000%(2)	05/11/63	13	1	14
CDX NA High Yield
Index	Morgan Stanley	Sell		USD	475	5.000%(2)	05/11/63	36	2	38
CMBX NA Index	Bank of America Sell			USD	39	3.000%(2)	12/20/23	(4)	—	(4)
CMBX NA Index	Bank of America Sell			USD	91	3.000%(2)	05/11/63	(11)	1	(10)
CMBX NA Index	Bank of America Sell			USD	170	3.000%(2)	05/11/63	(20)	2	(18)
CMBX NA Index	Citigroup	Sell		USD	33	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Citigroup	Sell		USD	88	3.000%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Citigroup	Sell		USD	89	3.000%(2)	05/05/25	(9)	(1)	(10)
CMBX NA Index	Citigroup	Sell		USD	89	3.000%(2)	05/06/25	(9)	(1)	(10)
CMBX NA Index	Citigroup	Purchase		USD	39	(2.000%)(2)	12/19/23	—	—	—
CMBX NA Index	Citigroup	Purchase		USD	629	(5.000%)(2)	05/11/63	111	(16)	95
CMBX NA Index	Citigroup	Sell		USD	12	3.000%(2)	06/21/19	(2)	1	(1)
CMBX NA Index	Citigroup	Sell		USD	120	3.000%(2)	05/11/63	(15)	2	(13)
CMBX NA Index	Citigroup	Sell		USD	4	3.000%(2)	12/31/18	—	—	—
CMBX NA Index	Citigroup	Sell		USD	17	3.000%(2)	09/17/23	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	21	3.000%(2)	12/31/19	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	22	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	51	3.000%(2)	06/11/23	(5)	(1)	(6)
CMBX NA Index	Citigroup	Sell		USD	77	3.000%(2)	02/15/19	(9)	1	(8)
CMBX NA Index	Citigroup	Sell		USD	41	3.000%(2)	12/20/23	(5)	1	(4)
CMBX NA Index	Citigroup	Sell		USD	52	3.000%(2)	04/15/24	(5)	(1)	(6)

See accompanying notes which are an integral part of the financial statements.

740 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/
		Purchase/Sell Credit		Notional		Receives Termination Premiums Paid Unrealized Appreciation Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	(Received) $	(Depreciation) $	$
CMBX NA Index	Citigroup	Sell		USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Citigroup	Sell		USD	99	3.000%(2)	12/20/23	(9)	(2)	(11)
CMBX NA Index	Citigroup	Sell		USD	61	3.000%(2)	12/20/23	(7)	—	(7)
CMBX NA Index	Credit Suisse	Sell		USD	111	3.000%(2)	01/17/47	(12)	—	(12)
CMBX NA Index	Credit Suisse	Sell		USD	577	3.000%(2)	05/11/63	(91)	28	(63)
CMBX NA Index	Credit Suisse	Purchase		USD	26	(3.000%)(2)	02/15/44	2	(1)	1
CMBX NA Index	Credit Suisse	Sell		USD	104	3.000%(2)	12/20/23	(10)	(1)	(11)
CMBX NA Index	Credit Suisse	Sell		USD	191	3.000%(2)	05/11/63	(26)	5	(21)
CMBX NA Index	Credit Suisse	Sell		USD	93	3.000%(2)	05/11/63	(11)	1	(10)
CMBX NA Index	Credit Suisse	Sell		USD	142	3.000%(2)	01/17/47	(15)	—	(15)
CMBX NA Index	Credit Suisse	Sell		USD	175	3.000%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	Credit Suisse	Sell		USD	224	3.000%(2)	05/11/63	(24)	—	(24)
CMBX NA Index	Credit Suisse	Purchase		USD	788	(5.000%)(2)	09/17/58	107	(12)	95
CMBX NA Index	Credit Suisse	Purchase		USD	1,152	(5.000%)(2)	09/17/58	202	(29)	173
CMBX NA Index	Credit Suisse	Sell		USD	48	3.000%(2)	12/20/23	(5)	—	(5)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000%(2)	06/20/26	(5)	—	(5)
CMBX NA Index	Credit Suisse	Sell		USD	302	3.000%(2)	05/11/63	(37)	4	(33)
CMBX NA Index	Credit Suisse	Sell		USD	365	3.000%(2)	05/11/63	(44)	4	(40)
CMBX NA Index	Credit Suisse	Sell		USD	163	3.000%(2)	05/11/63	(15)	(3)	(18)
CMBX NA Index	Credit Suisse	Sell		USD	186	3.000%(2)	05/11/63	(21)	1	(20)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Credit Suisse	Sell		USD	1,403	3.000%(2)	05/11/63	(237)	85	(152)
CMBX NA Index	Credit Suisse	Sell		USD	113	3.000%(2)	05/11/63	(13)	1	(12)
CMBX NA Index	Credit Suisse	Sell		USD	147	3.000%(2)	05/11/63	(17)	1	(16)
CMBX NA Index	Credit Suisse	Sell		USD	177	3.000%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	Credit Suisse	Sell		USD	169	3.000%(2)	05/11/63	(28)	10	(18)
CMBX NA Index	Credit Suisse	Sell		USD	122	3.000%(2)	05/11/63	(19)	6	(13)
CMBX NA Index	Credit Suisse	Sell		USD	51	3.000%(2)	01/17/47	(7)	1	(6)
CMBX NA Index	Credit Suisse	Sell		USD	318	3.000%(2)	05/11/63	(30)	(4)	(34)
CMBX NA Index	Goldman Sachs	Sell		USD	234	3.000%(2)	05/11/63	(24)	(1)	(25)
CMBX NA Index	Goldman Sachs	Sell		USD	41	3.000%(2)	11/22/22	(4)	—	(4)
CMBX NA Index	Goldman Sachs	Sell		USD	177	3.000%(2)	05/11/63	(26)	7	(19)
CMBX NA Index	Goldman Sachs	Sell		USD	163	3.000%(2)	05/11/63	(25)	7	(18)
CMBX NA Index	Goldman Sachs	Sell		USD	27	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Goldman Sachs	Sell		USD	75	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Goldman Sachs	Sell		USD	24	3.000%(2)	04/16/24	(3)	—	(3)
CMBX NA Index	Goldman Sachs	Sell		USD	38	3.000%(2)	10/25/19	(4)	—	(4)
CMBX NA Index	Goldman Sachs	Sell		USD	1,003	3.000%(2)	05/11/63	(163)	54	(109)
CMBX NA Index	Goldman Sachs	Sell		USD	3,200	3.000%(2)	05/11/63	(508)	161	(347)
CMBX NA Index	Goldman Sachs	Sell		USD	114	3.000%(2)	01/17/47	(13)	1	(12)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 741

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/
		Purchase/Sell Credit		Notional		Receives Termination Premiums Paid Unrealized Appreciation Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	(Received) $	(Depreciation) $	$
CMBX NA Index	JPMorgan Chase	Sell		USD	367	3.000%(2)	05/11/63	(45)	5	(40)
CMBX NA Index	JPMorgan Chase	Sell		USD	89	3.000%(2)	01/17/47	(10)	—	(10)
CMBX NA Index	JPMorgan Chase	Purchase		USD	339	(3.000%)(2)	11/17/59	13	(1)	12
CMBX NA Index	JPMorgan Chase	Purchase		USD	273	(5.000%)(2)	05/11/63	39	(6)	33
CMBX NA Index	JPMorgan Chase	Sell		USD	16,036	3.000%(2)	05/05/25	(2,123)	384	(1,739)
CMBX NA Index	JPMorgan Chase	Purchase		USD	270	(5.000%)(2)	05/11/63	36	(3)	33
CMBX NA Index	JPMorgan Chase	Sell		USD	264	3.000%(2)	12/20/22	(33)	4	(29)
CMBX NA Index	JPMorgan Chase	Sell		USD	84	3.000%(2)	01/12/45	(10)	1	(9)
CMBX NA Index	Merrill Lynch	Sell		USD	84	3.000%(2)	01/17/47	(10)	1	(9)
CMBX NA Index	Merrill Lynch	Sell		USD	5	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Merrill Lynch	Sell		USD	1,020	3.000%(2)	05/11/63	(114)	3	(111)
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000%(2)	06/20/24	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	41	3.000%(2)	11/22/22	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000%(2)	06/20/22	(8)	2	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	80	3.000%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	36	3.000%(2)	02/14/20	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	176	3.000%(2)	05/11/63	(22)	3	(19)
CMBX NA Index	Morgan Stanley	Sell		USD	201	3.000%(2)	05/11/63	(20)	(2)	(22)
CMBX NA Index	Morgan Stanley	Sell		USD	84	3.000%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	307	3.000%(2)	05/11/63	(29)	(4)	(33)
CMBX NA Index	Morgan Stanley	Sell		USD	93	3.000%(2)	05/11/63	(14)	4	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	40	3.000%(2)	12/20/23	(5)	1	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	51	3.000%(2)	09/17/58	(6)	—	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000%(2)	12/20/23	(9)	(2)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000%(2)	09/17/58	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	83	3.000%(2)	09/17/58	(9)	—	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	19	3.000%(2)	01/17/47	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000%(2)	01/17/47	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	5	3.000%(2)	07/24/28	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000%(2)	04/26/22	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	9	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	85	3.000%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	Morgan Stanley	Purchase		USD	137	(3.000%)(2)	12/31/20	9	(4)	5
CMBX NA Index	Morgan Stanley	Sell		USD	502	3.000%(2)	05/11/63	(39)	21	(18)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000%(2)	12/20/23	(10)	(1)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	90	3.000%(2)	05/05/25	(11)	1	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	289	3.000%(2)	05/11/63	(48)	17	(31)
CMBX NA Index	Morgan Stanley	Sell		USD	316	3.000%(2)	05/11/63	(46)	12	(34)
CMBX NA Index	Morgan Stanley	Sell		USD	39	2.000%(2)	12/31/20	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	25	3.000%(2)	05/11/63	(4)	1	(3)

See accompanying notes which are an integral part of the financial statements.

742 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/
		Purchase/Sell	Credit	Notional		Receives	Termination Premiums Paid		Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	(Received) $	(Depreciation) $	$
CMBX NA Index	Morgan Stanley	Sell		USD	35	3.000%(2)	05/11/63	(4)	—	(4)
Total Open Credit Indices Contracts								(9,099)	(1,004)	(10,103)
Total Open Credit Default Swap Contracts (å)								(8,937)	(994)	(9,931)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$4,777	$—	$—	$4,777	0.4
Corporate Bonds and Notes	—	187,650	6,471	—	194,121	16.0
International Debt	—	93,902	—	—	93,902	7.7
Loan Agreements	—	111,400	93	—	111,493	9.2
Mortgage-Backed Securities	—	136,651	6,344	—	142,995	11.8
Non-US Bonds	—	56,362	—	—	56,362	4.7
United States Government Treasuries	—	1,140	—	—	1,140	0.1
Common Stocks
Consumer Discretionary	12,852	30,264	—	—	43,116	3.6
Consumer Staples	10,463	11,434	—	—	21,897	1.8
Energy	10,992	4,447	—	—	15,439	1.3
Financial Services	79,023	42,896	331	—	122,250	10.1
Health Care	19,194	12,942	—	—	32,136	2.6
Materials and Processing	21,782	18,819	—	—	40,601	3.3
Producer Durables	22,727	34,048	1,628	—	58,403	4.8
Technology	40,941	9,328	131	—	50,400	4.2
Utilities	23,812	16,832	—	—	40,644	3.4
Preferred Stocks	22,011	6,461	—	—	28,472	2.4
Options Purchased	308	282	—	—	590	—*
Warrants & Rights	5	165	43	—	213	—*
Short-Term Investments	—	42,455	46	108,401	150,902	12.4
Other Securities	—	—	—	35,398	35,398	2.9
Total Investments	264,110	822,255	15,087	143,799	1,245,251	102.7
Other Assets and Liabilities, Net						(2.7)
						100.0

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 743

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value

				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	13,266	—	—	—	13,266	1.1
Foreign Currency Exchange Contracts	13	1,185	—	—	1,198	0.1
Total Return Swap Contracts	—	527	—	—	527	— *
Interest Rate Swap Contracts	—	1,569	—	—	1,569	0.1
Credit Default Swap Contracts	—	1,900	—	—	1,900	0.2

Liabilities
Futures Contracts	(16,047)	—	—	—	(16,047)	(1.3)
Options Written	(304)	(359)	—	—	(663)	(0.1)
Foreign Currency Exchange Contracts	(7)	(2,074)	—	—	(2,081)	(0.2)
Total Return Swap Contracts	—	(1,189)	—	—	(1,189)	(0.1)
Interest Rate Swap Contracts	—	(3,803)	—	—	(3,803)	(0.3)
Credit Default Swap Contracts	—	(11,831)	—	—	(11,831)	(1.0)
Total Other Financial Instruments**	$(3,079)	$(14,075)	$—	$—	$(17,154)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

Category and Subcategory	Valuation Techniquue(s)	Unobservable Input(s)	Input/Range(s)	Weighted Average	Fair Value ($)
Long-Term Fixed Income
Investments
		Quoted price/Yield
Corporate Bonds and Notes	Recent market information*	premium	2.5%	Not applicable	$6,471
Loan Agreements	Other***				93
Mortgage-Backed Securities	Recent market information**	Quoted prices	Not applicable	Not applicable	6,344
Common Stocks
Financial Services	Other***				331
Producer Durables	Other***				1,628
Technology	Other***				131
Warrants and Rights
United States	Other***				43
Short-Term Investments
United States	Other***				46

See accompanying notes which are an integral part of the financial statements.

744 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

$15,087

*    Investment was valued by evaluating trading levels of an existing Term Loan widely quoted in the market with a similar risk/reward profile and applying a yield premium.
**  Investments were valued using quoted prices for the subject or similar securities.
***   Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2019 were less than 1% of net assets

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2019 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers Transfers in Unrealized			Ending on Investments
	Balance	Gross	Gross	Discounts/ Realized into Level out of Appreciation/ Balance of						held as of
Category and Subcategory 10/31/2018 Purchases Sales				(Premiums) Gain (Loss)		3	Level 3 (Depreciation)		4/30/2019	4/30/2019
Long-Term Investments
Corporate Bonds and Notes	$—	$6,361	$—	$31	$—	$—	$—	$79	$6,471	$79
International Debt	781	—	—	—	—	—	781	—	—	—
Loan Agreements	—	—	—	—	—	93	—	—	93	—
Mortgage-Backed
Securities	11,896	132	302	—	(125)	—	5,252	(5)	6,344	(5)
Common Stocks
Financial Services	—	—	—	—	—	331	—	—	331	—
Producer Durables	1,531	—	—	—	—	—	—	97	1,628	97
Technology	131	—	—	—	—	—	—	—	131	—
Warrants & Rights	—	51	—	—	—	—	—	(8)	43	(8)
Short-Term Investments	80	—	34	—	—	—	—	—	46	—
Total Investments	$14,419	$6,544	$336	$31	$(125)	$424	$6,033	$163	$15,087	$163

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	270
Australia	11,544
Austria	1,474
Belgium	161
Bermuda	5,302
Brazil	5,346
Canada	53,088
Cayman Islands	7,696
Chile	2,404
China	11,520
Colombia	8,310
Czech Republic	3,040
Denmark	4,735
Finland	493
France	19,364
Germany	8,350
Ghana	26
Greece	946

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 745

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Guernsey	835
Hong Kong	12,540
Hungary	2,838
India	733
Indonesia	5,438
Ireland	6,158
Isle of Man	278
Israel	566
Italy	3,006
Japan	87,365
Jersey	2,296
Kazakhstan	145
Luxembourg	9,172
Marshall Islands	2,559
Mexico	8,695
Monaco	1,011
Netherlands	4,414
New Zealand	196
Norway	3,537
Peru	1,641
Philippines	168
Portugal	338
Puerto Rico	1,152
Romania	1,211
Russia	14,980
Saudi Arabia	195
Singapore	6,021
South Africa	8,173
South Korea	8,836
Spain	2,343
Sweden	1,848
Switzerland	12,301
Thailand	3,234
Turkey	1,851
Ukraine	1,834
United Kingdom	25,106
United States	853,522
Virgin Islands, British	4,646
Total Investments	1,245,251

See accompanying notes which are an integral part of the financial statements.

746 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$36	$—	$—	$554
Unrealized appreciation on foreign currency exchange contracts	—	—	1,198	—
Variation margin on futures contracts**	13,178	—	—	88
Total return swap contracts, at fair value	527	—	—	—
Interest rate swap contracts, at fair value	—	—	—	1,569
Credit default swap contracts, at fair value	—	1,900	—	—
Total	$13,741	$1,900	$1,198	$2,211

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$15,893	$—	$—	$154
Unrealized depreciation on foreign currency exchange contracts	—	—	2,081	—
Options written, at fair value	—	—	—	663
Total return swap contracts, at fair value	1,189	—	—	—
Interest rate swap contracts, at fair value	—	—	—	3,803
Credit default swap contracts, at fair value	—	11,831	—	—
Total	$17,082	$11,831	$2,081	$4,620
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(7,005)	$—	$—	$1,369
Futures contracts	23,795	—	—	12,489
Options written	521	—	—	592
Total return swap contracts	910	—	—	—
Interest rate swap contracts	—	—	—	(6,839)
Credit default swap contracts	—	1,551	—	—
Foreign currency exchange contracts	—	—	(3,066)	—
Total	$18,221	$1,551	$(3,066)	$7,611

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$1,915	$—	$—	$236
Futures contracts	(18,202)	—	—	1,307
Options written	—	—	—	719
Total return swap contracts	(662)	—	—	—
Interest rate swap contracts	—	—	—	(740)
Credit default swap contracts	—	(2,404)	—	—
Foreign currency exchange contracts	—	—	904	—
Total	$(16,949)	$(2,404)	$904	$1,522

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 747

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2019(Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$590	$—	590
Securities on Loan*	Investments, at fair value	33,446	—	33,446
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,198	—	1,198
Total Return Swap Contracts	Total return swap contracts, at fair value	527	—	527
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,569	—	1,569
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,900	—	1,900
Total Financial and Derivative Assets		39,230	—	39,230
Financial and Derivative Assets not subject to a netting agreement		(1,381)	—	(1,381)
Total Financial and Derivative Assets subject to a netting agreement		$37,849	$—	37,849

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
	Gross Amounts Not Offset in
	the Statement of Assets and
		Liabilities

Net Amounts
	of Assets
Presented in
the Statement Financial and
of Assets and Derivative Collateral
Counterparty	Liabilities Instruments Received^ Net Amount
Bank of America	$524	$—	$—	$524
Bank of Montreal	521	14	—	507
Bank of Nova Scotia	86	—	86	—
Barclays	20,765	1,473	19,183	109
BNP Paribas	54	18	—	36
Citigroup	5,162	427	4,702	33
Credit Suisse	1,049	269	780	—
Goldman Sachs	30	30	—	—
HSBC	2,562	291	2,271	—
JPMorgan Chase	443	392	51	—
Merrill Lynch	3,105	—	—	3,105
Morgan Stanley	2,821	5	2,812	4
Royal Bank of Canada	12	12	—	—
State Street	605	80	450	75
UBS	38	—	—	38
Westpac	72	53	—	19
Total	$37,849	$3,064	$30,335	$4,450

See accompanying notes which are an integral part of the financial statements.

748 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2019(Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$2,081	$—	$ 2,081
Options Written Contracts	Options written, at fair value	663	—	663
Total Return Swap Contracts	Total return swap contracts, at fair value	1,189	—	1,189
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	3,803	—	3,803
Credit Default Swap Contracts	Credit default swap contracts, at fair value	11,831	—	11,831
Total Financial and Derivative Liabilities		19,567	—	19,567
Financial and Derivative Liabilities not subject to a netting agreement		(8,735)	—	(8,735)
Total Financial and Derivative Liabilities subject to a netting agreement		$10,832	$—	$ 10,832

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement Financial and
	of Assets and Derivative Collateral
Counterparty	Liabilities Instruments Pledged^ Net Amount
Bank of America	$32	$—	$32	$—
Bank of Montreal	190	14	—	176
Barclays	3,417	1,473	1,863	81
BNP Paribas	203	18	—	185
Citigroup	961	427	180	354
Credit Suisse	574	269	305	—
Goldman Sachs	1,996	30	1,200	766
HSBC	314	291	23	—
JPMorgan Chase	2,131	392	365	1,374
Merrill Lynch	121	—	121	—
Morgan Stanley	286	5	—	281
Royal Bank of Canada	299	12	—	287
State Street	80	80	—	—
UBS	175	—	—	175
Westpac	53	53	—	—
Total	$10,832	$3,064	$4,089	$3,679

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 749

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,238,715
Investments, at fair value(*)(>)	1,245,251
Cash	463
Foreign currency holdings(^)	1,821
Unrealized appreciation on foreign currency exchange contracts	1,198
Receivables:
Dividends and interest	10,189
Dividends from affiliated funds	237
Investments sold	69,643
Fund shares sold	884
From broker(a)(b)	963,830
Variation margin on futures contracts	33,294
Prepaid expenses	5
Total return swap contracts, at fair value(8)	527
Interest rate swap contracts, at fair value(•)	1,569
Credit default swap contracts, at fair value(+)	1,900
Total assets	2,330,811

Liabilities
Payables:
Due to broker (c)(d)	950,337
Investments purchased	107,797
Fund shares redeemed	1,135
Accrued fees to affiliates	637
Other accrued expenses	274
Variation margin on futures contracts	2,868
Unfunded loan commitment	48
Unrealized depreciation on foreign currency exchange contracts	2,081
Options written, at fair value(x)	663
Payable upon return of securities loaned	35,398
Total return swap contracts, at fair value(8)	1,189
Interest rate swap contracts, at fair value(•)	3,803
Credit default swap contracts, at fair value(+)	11,831
Total liabilities	1,118,061

Net Assets	$1,212,750

See accompanying notes which are an integral part of the financial statements.

750 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(1,878)
Shares of beneficial interest	1,219
Additional paid-in capital	1,213,409
Net Assets	$1,212,750

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.55
Class A — Net assets	$9,926,779
Class A — Shares outstanding ($. 01 par value)	999,136
Net asset value per share: Class C(#)	$9.90
Class C — Net assets	$8,158,754
Class C — Shares outstanding ($. 01 par value)	824,150
Net asset value per share: Class E (#)	$10.06
Class E — Net assets	$40,525
Class E — Shares outstanding ($. 01 par value)	4,027
Net asset value per share: Class M(#)	$9.95
Class M — Net assets	$49,628,400
Class M — Shares outstanding ($. 01 par value)	4,989,162
Net asset value per share: Class S (#)	$9.95
Class S — Net assets	$884,731,298
Class S — Shares outstanding ($. 01 par value)	88,918,259
Net asset value per share: Class Y(#)	$9.96
Class Y — Net assets	$260,264,249
Class Y — Shares outstanding ($. 01 par value)	26,134,544
Amounts in thousands
(^) Foreign currency holdings - cost	$1,889
(x) Premiums received on options written	$804
(*) Securities on loan included in investments	$33,446
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$(1,544)
(+) Credit default swap contracts - premiums paid (received)	$(8,937)
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$143,799

(a) Receivable from Broker for Swaps	$962,821
(b) Receivable from Broker for Forwards	$1,009
(c) Due to Broker for Swaps	$949,887
(d) Due to Broker for Forwards	$450
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 751

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,838
Dividends from affiliated funds	1,491
Interest	17,021
Securities lending income (net)	175
Total investment income	24,525

Expenses
Advisory fees	4,536
Administrative fees	294
Custodian fees	381
Distribution fees - Class A	12
Distribution fees - Class C	29
Transfer agent fees - Class A	9
Transfer agent fees - Class C	7
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	34
Transfer agent fees - Class S .	846
Transfer agent fees - Class Y	5
Professional fees	70
Registration fees	71
Shareholder servicing fees - Class C	10
Shareholder servicing fees - Class E	—**
Trustees’ fees	22
Printing fees	73
Miscellaneous	34
Expenses before reductions	6,433
Expense reductions	(2,033)
Net expenses	4,400
Net investment income (loss)	20,125

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12,218)
Investments in affiliated funds	22
Futures contracts	36,284
Options written	1,113
Foreign currency exchange contracts	(3,066)
Total return swap contracts	910
Interest rate swap contracts	(6,839)
Credit default swap contracts	1,551
Foreign currency-related transactions	75
Net realized gain (loss)	17,832
Net change in unrealized appreciation (depreciation) on:
Investments	34,904
Investments in affiliated funds	10
Futures contracts	(16,895)
Options written	719
Foreign currency exchange contracts	904
Total return swap contracts	(662)
Interest rate swap contracts	(740)
Credit default swap contracts	(2,404)

See accompanying notes which are an integral part of the financial statements.

752 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Foreign currency-related transactions	(255)
Net change in unrealized appreciation (depreciation)	15,581
Net realized and unrealized gain (loss)	33,413
Net Increase (Decrease) in Net Assets from Operations	$53,538

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 753

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,125	$51,780
Net realized gain (loss)	17,832	(23,245)
Net change in unrealized appreciation (depreciation)	15,581	(49,411)
Net increase (decrease) in net assets from operations	53,538	(20,876)

Distributions
To shareholders
Class A	(143)	(500)
Class C	(96)	(291)
Class E .	(1)	(3)
Class M	(675)	(1,432)
Class S	(15,486)	(44,647)
Class Y	(4,847)	(12,955)
Net decrease in net assets from distributions	(21,248)	(59,828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(91,740)	32,690
Total Net Increase (Decrease) in Net Assets	(59,450)	(48,014)

Net Assets
Beginning of period	1,272,200	1,320,214
End of period	$1,212,750	$1,272,200

See accompanying notes which are an integral part of the financial statements.

754 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	230	$2,203	341	$3,416
Proceeds from reinvestment of distributions	14	136	42	426
Payments for shares redeemed	(155)	(1,514)	(767)	(7,664)
Net increase (decrease)	89	825	(384)	(3,822)
Class C
Proceeds from shares sold	106	1,038	396	3,982
Proceeds from reinvestment of distributions	10	96	29	290
Payments for shares redeemed	(124)	(1,202)	(398)	(3,984)
Net increase (decrease)	(8)	(68)	27	288
Class E
Proceeds from shares sold	—	—	—**	—***
Proceeds from reinvestment of distributions	—**	1	—**	3
Payments for shares redeemed	(3)	(33)	(—)**	(8)
Net increase (decrease)	(3)	(32)	(—)**	(5)
Class M
Proceeds from shares sold	2,221	22,023	2,532	25,485
Proceeds from reinvestment of distributions	69	675	143	1,432
Payments for shares redeemed	(562)	(5,494)	(2,269)	(22,748)
Net increase (decrease)	1,728	17,204	406	4,169
Class S
Proceeds from shares sold	8,469	82,449	32,373	326,254
Proceeds from reinvestment of distributions	1,600	15,476	4,438	44,582
Payments for shares redeemed	(18,327)	(178,819)	(38,933)	(390,554)
Net increase (decrease)	(8,258)	(80,894)	(2,122)	(19,718)
Class T (1)
Payments for shares redeemed	—	—	(10)	(103)
Net increase (decrease)	—	—	(10)	(103)
Class Y
Proceeds from shares sold	266	2,612	11,217	115,158
Proceeds from reinvestment of distributions	501	4,847	1,291	12,955
Payments for shares redeemed	(3,727)	(36,234)	(7,546)	(76,232)
Net increase (decrease)	(2,960)	(28,775)	4,962	51,881
Total increase (decrease)	(9,412)	$(91,740)	2,879	$32,690

**Less than 500 shares.
***Less than $500.
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 755

Russell Investment Company
Multi-Strategy Income Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	9.67	. 15	. 28	. 43	(. 16)	—
October 31, 2018	10.26	. 36	(. 53)	(. 17)	(. 33)	(. 09)
October 31, 2017	9.66	. 34	. 57	. 91	(. 31)	—
October 31, 2016	9.52	. 35	. 12	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 16	(. 50)	(. 34)	(. 14)	—

Class C
April 30, 2019*	9.64	. 11	. 27	. 38	(. 12)	—
October 31, 2018	10.23	. 27	(. 52)	(. 25)	(. 25)	(. 09)
October 31, 2017	9.64	. 26	. 57	. 83	(. 24)	—
October 31, 2016	9.51	. 27	. 13	. 40	(. 27)	—
October 31, 2015(3)	10.00	. 12	(. 49)	(. 37)	(. 12)	—

Class E
April 30, 2019*	9.79	. 15	. 27	. 42	(. 15)	—
October 31, 2018	10.38	. 36	(. 53)	(. 17)	(. 33)	(. 09)
October 31, 2017	9.67	. 39	. 53	. 92	(. 21)	—
October 31, 2016	9.53	. 34	. 13	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 15	(. 48)	(. 33)	(. 14)	—

Class M
April 30, 2019*	9.68	. 16	. 28	. 44	(. 17)	—
October 31, 2018	10.27	. 39	(. 52)	(. 13)	(. 37)	(. 09)
October 31, 2017(9)	10.00	. 25	. 27	. 52	(. 25)	—

Class S
April 30, 2019*	9.69	. 16	. 27	. 43	(. 17)	—
October 31, 2018	10.28	. 38	(. 53)	(. 15)	(. 35)	(. 09)
October 31, 2017	9.68	. 36	. 58	. 94	(. 34)	—
October 31, 2016	9.53	. 36	. 14	. 50	(. 35)	—
October 31, 2015(3)	10.00	. 17	(. 50)	(. 33)	(. 14)	—

Class Y
April 30, 2019*	9.70	. 17	. 27	. 44	(. 18)	—
October 31, 2018	10.29	. 39	(. 52)	(. 13)	(. 37)	(. 09)
October 31, 2017	9.68	. 39	. 58	. 97	(. 36)	—
October 31, 2016	9.54	. 39	. 12	. 51	(. 37)	—
October 31, 2015(3)	10.00	. 18	(. 49)	(. 31)	(. 15)	—

See accompanying notes which are an integral part of the financial statements.

756 Multi-Strategy Income Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 16)	9.94	4.35	9,927	1.34	1.01	3.04	68
(. 42)	9.67	(1.78)	8,808	1.35	1.02	3.55	112
(. 31)	10.26	9.63	13,283	1.36	1.09	3.37	146
(. 33)	9.66	5.08	10,052	1.44	1.10	3.70	67
(. 14)	9.52	(3.40)	2,887	1.44	1.10	3.35	38

(. 12)	9.90	3.98	8,159	2.09	1.76	2.27	68
(. 34)	9.64	(2.48)	8,024	2.10	1.77	2.73	112
(. 24)	10.23	8.73	8,242	2.12	1.84	2.64	146
(. 27)	9.64	4.34	7,233	2.19	1.85	2.92	67
(. 12)	9.51	(3.71)	2,456	2.19	1.85	2.59	38

(. 15)	10.06	4.36	41	1.34	1.01	3.08	68
(. 42)	9.79	(1.74)	71	1.35	1.02	3.51	112
(. 21)	10.38	9.66	79	1.43	1.09	4.05	146
(. 33)	9.67	5.06	23,603	1.44	1.10	3.57	67
(. 14)	9.53	(3.25)	7,187	1.43	1.10	3.31	38

(. 17)	9.95	4.57	49,628	1.09	. 66	3.25	68
(. 46)	9.68	(1.39)	31,567	1.10	. 67	3.83	112
(. 25)	10.27	5.31	29,335	1.05	. 73	3.94	146

(. 17)	9.95	4.48	884,731	1.09	. 76	3.28	68
(. 44)	9.69	(1.50)	941,557	1.10	. 77	3.75	112
(. 34)	10.28	9.89	1,020,873	1.11	. 83	3.64	146
(. 35)	9.68	5.43	552,190	1.19	. 85	3.81	67
(. 14)	9.53	(3.27)	163,159	1.18	. 85	3.50	38

(. 18)	9.96	4.58	260,264	. 90	. 57	3.46	68
(. 46)	9.70	(1.31)	282,173	. 91	. 57	3.88	112
(. 36)	10.29	10.19	248,299	. 92	. 64	3.87	146
(. 37)	9.68	5.51	259,486	1.00	. 65	4.16	67
(. 15)	9.54	(3.09)	99,978	. 98	. 65	3.56	38

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 757

Russell Investment Company
Multi-Strategy Income Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$421,311
Administration fees			48,309
Distribution fees			7,027
Shareholder servicing fees			1,674
Transfer agent fees			153,907
Trustee fees			5,222
			$637,450
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$27,051	$ 93,581	$ 85,234	$ —	$—	$ 35,398	$309	$—
U. S. Cash Management Fund	124,311	968,232	984,174	22	10	108,401	1,491	—
	$151,362 $ 1,061,813 $ 1,069,408			$ 22	$10	$ 143,799	$1,800	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,233,076,034
Unrealized Appreciation	$235,276,719
Unrealized Depreciation	(238,840,904)
Net Unrealized Appreciation (Depreciation)	$(3,564,185)

See accompanying notes which are an integral part of the financial statements.

758 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,058.30	$1,018.99
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.97	$5.86

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,054.30	$1,015.27
	Expenses Paid During Period*	$9.78	$9.59
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,060.00	$1,020.73
of other funds.	Expenses Paid During Period*	$4.19	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Asset Growth Strategy Fund 759

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,060.40	$1,020.23
Expenses Paid During Period*	$4.70	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,060.40	$1,021.17
Expenses Paid During Period*	$3.73	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

760 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 33.7%			4.150% due 01/23/25	74	77
Asset-Backed Securities - 0.2%			5.550% due 01/23/49	280	311
CKE Restaurants Holdings, Inc.			Antero Resources Corp.
Series 2018-1A Class AI			Series WI
4.250% due 06/20/48 (Þ)	129	131	5.000% due 03/01/25 (Ñ)	936	922
DB Master Finance LLC			Apollo Commercial Real Estate Finance,
Series 2019-1A Class A2I			Inc.
3.787% due 05/20/49 (Þ)	235	237	4.750% due 08/23/22	952	944
Dominos Pizza Master Issuer LLC			Arbor Realty Trust, Inc.
Series 2018-1A Class A2I			5.250% due 07/01/21 (Þ)	937	1,010
4.116% due 07/25/48 (Þ)	693	705	Ares Capital Corp.
Jimmy John's Funding LLC			4.625% due 03/01/24	275	276
Series 2017-1A Class A2I			ASP AMC Merger Sub, Inc.
3.610% due 07/30/47 (Þ)	118	118	8.000% due 05/15/25 (Þ)	73	47
Planet Fitness Master Issuer LLC			Bank of America Corp.
Series 2018-1A Class A2I			1.379% due 02/07/25 (~)(Ê)	835	970
4.262% due 09/05/48 (Þ)	697	709	Becton Dickinson and Co.
Santander Drive Auto Receivables Trust			1.900% due 12/15/26	515	610
Series 2018-5 Class C			BlackRock Capital Investment Corp.
3.810% due 12/16/24	555	564	5.000% due 06/15/22	1,081	1,078
Sierra Receivables Funding Co. LLC			Boardwalk Pipelines LP
Series 2018-2A Class B			5.950% due 06/01/26	525	565
3.650% due 06/20/35 (Þ)	156	158	Brixmor Operating Partnership, LP
Taco Bell Funding LLC			3.650% due 06/15/24	350	349
Series 2018-1 Class A2I			Broadcom Corp. / Broadcom Cayman
4.318% due 11/25/48 (Þ)	718	738	Finance, Ltd.
ZAIS CLO 11, Ltd.			Series WI
			3.625% due 01/15/24	205	204
Series 2018-11A Class E
9.352% due 01/20/32 (Ê)(Þ)	500	487	3.125% due 01/15/25	395	377
			Broadcom, Inc.
		3,847	4.750% due 04/15/29 (Þ)	240	238
Corporate Bonds and Notes - 4.4%			Bunge Limited Finance Corp.
Acorda Therapeutics, Inc.			3.750% due 09/25/27	420	393
1.750% due 06/15/21	1,150	1,001	CalAmp Corp.
ADT Corp. (The)			1.625% due 05/15/20	347	338
4.875% due 07/15/32 (Þ)	500	414	Capital One Financial Corp.
AES Corp.			3.900% due 01/29/24	275	282
4.875% due 05/15/23	250	254	Cardtronics, Inc.
Air Lease Corp.			1.000% due 12/01/20	1,645	1,641
4.250% due 02/01/24	235	241	Charter Communications Operating LLC
Aircastle, Ltd.			/ Charter Communications Operating
4.125% due 05/01/24	701	703	Capital
Alexandria Real Estate Equities, Inc.			Series WI
3.450% due 04/30/25	520	522	4.908% due 07/23/25	1,102	1,169
Ally Financial, Inc.			CIT Group, Inc.
5.750% due 11/20/25	520	564	5.000% due 08/01/23	372	388
AMAG Pharmaceuticals, Inc.			Series A
3.250% due 06/01/22	505	426	5.800% due 12/31/99 (Ê)(ƒ)	498	498
American Airlines Pass-Through Trust			Clovis Oncology, Inc.
Series 2016-3 Class B			2.500% due 09/15/21	815	726
3.750% due 10/15/25	239	234	Colony NorthStar, Inc.
Series 2017-2 Class B			3.875% due 01/15/21	2,178	2,077
3.700% due 10/15/25	355	347	Crown Castle Towers LLC
Series 2017-1B Class B			3.720% due 07/15/23 (Þ)	780	792
4.950% due 02/15/25 (Ñ)	370	380	CSC Holdings LLC
Anheuser-Busch InBev Worldwide, Inc.			5.500% due 04/15/27 (Þ)	480	494

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 761

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 144a			General Electric Co.
5.500% due 05/15/26 (Þ)	600	616	3.375% due 03/11/24	115	115
Dell International LLC / EMC Corp.			Series D
6.020% due 06/15/26 (Þ)	700	758	5.000% due 12/29/49 (Ê)(ƒ)	170	161
Depomed, Inc.			General Motors Financial Co. , Inc.
2.500% due 09/01/21	385	291	4.200% due 03/01/21	220	224
Dermira, Inc.			3.550% due 07/08/22	340	342
3.000% due 05/15/22	550	481	4.350% due 04/09/25	115	117
Diamondback Energy, Inc.			GNC Holdings, Inc.
4.750% due 11/01/24 (Þ)	290	296	1.500% due 08/15/20 (Ñ)	422	348
Discover Financial Services			Goldman Sachs BDC, Inc.
3.850% due 11/21/22	330	339	4.500% due 04/01/22	1,117	1,106
DISH DBS Corp.			Goldman Sachs Group, Inc. (The)
2.375% due 03/15/24	2,635	2,291	3.696% due 04/26/22 (Ê)	210	212
Domtar Corp.			Goodyear Tire & Rubber Co.
6.250% due 09/01/42	280	284	4.875% due 03/15/27 (Ñ)	960	912
Dresdner Funding Trust I			GoPro, Inc.
8.151% due 06/30/31	200	256	3.500% due 04/15/22	235	226
Series REGS			Granite Point
8.151% due 06/30/31	370	474	5.625% due 12/01/22 (Þ)	950	964
Dycom Industries, Inc.			Green Plains, Inc.
0.750% due 09/15/21	394	372	4.125% due 09/01/22	1,308	1,269
Echo Global Logistics, Inc.			GTT Communications, Inc.
2.500% due 05/01/20	1,259	1,232	Series 144a
Encore Capital Group, Inc.			7.875% due 12/31/24 (Þ)	198	187
2.875% due 03/15/21 (Ñ)	1,412	1,323	Hanesbrands, Inc.
Energy Transfer Operating, LP			4.625% due 05/15/24 (Þ)	739	746
6.250% due 04/15/49	325	366	Hannon Armstrong Sustainable
Energy Transfer Partners LP			Infrastructure Capital, Inc.
Series A			4.125% due 09/01/22	632	651
6.250% due 12/31/99 (Ê)(ƒ)	105	100	HCA, Inc.
Enterprise Products Operating LLC			4.750% due 05/01/23	308	322
5.375% due 02/15/78 (Ê)	713	662	5.000% due 03/15/24	240	254
EQM Midstream Partners, LP			4.500% due 02/15/27	266	273
4.000% due 08/01/24	215	210	7.500% due 11/15/95	671	688
EQT Midstream Partners LP			HCI Group, Inc.
Series 5Y			4.250% due 03/01/37	336	334
4.750% due 07/15/23	10	10	Helix Energy Solutions Group, Inc.
Fidelity National Financial, Inc.			4.250% due 05/01/22	736	720
4.500% due 08/15/28 (Þ)	390	396	Hercules Capital, Inc.
Finisar Corp.			4.375% due 02/01/22	1,276	1,268
0.500% due 12/15/36	668	656	Hess Corp.
FireEye, Inc.			3.500% due 07/15/24	130	129
Series A			4.300% due 04/01/27	700	706
1.000% due 06/01/35	380	370	Hope Bancorp, Inc.
Flexion Therapeutics, Inc.			2.000% due 05/15/38 (Þ)	1,708	1,540
3.375% due 05/01/24	600	501	Infinera Corp.
Ford Motor Credit Co. LLC			2.125% due 09/01/24	815	639
3.096% due 05/04/23	345	331	Invacare Corp.
Frontier Communications Corp.			5.000% due 02/15/21	304	268
8.500% due 04/01/26 (Þ)	36	34	4.500% due 06/01/22	75	62
GE Capital International Funding Co.			JPMorgan Chase & Co.
Unlimited Co.			3.797% due 07/23/24 (Ê)	700	718
Series WI			Kinder Morgan Energy Partners, LP
4.418% due 11/15/35	665	620	5.625% due 09/01/41	250	269

See accompanying notes which are an integral part of the financial statements.

762 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.700% due 11/01/42	440	427	8.625% due 11/15/24 (Ñ)(Þ)	245	228
KKR Real Estate Finance Trust, Inc.			Radio One, Inc.
6.125% due 05/15/23 (Þ)	1,455	1,495	7.375% due 04/15/22 (Þ)	375	368
L Brands, Inc.			Radius Health, Inc.
Series WI			3.000% due 09/01/24	1,380	1,196
6.875% due 11/01/35	325	288	Range Resources Corp.
Lennar Corp.			Series WI
Series WI			4.875% due 05/15/25 (Ñ)	1,109	1,022
5.000% due 06/15/27	446	454	Redfin Corp.
4.750% due 11/29/27	497	507	1.750% due 07/15/23	71	69
Ligand Pharmaceuticals, Inc.			Resource Capital Corp.
0.750% due 05/15/23 (Þ)	1,250	1,083	4.500% due 08/15/22	1,149	1,145
Macquarie Infrastructure Corp.			Sabine Pass Liquefaction LLC
2.000% due 10/01/23	1,584	1,390	Series WI
Marathon Oil Corp.			5.875% due 06/30/26	460	512
3.850% due 06/01/25	540	546	SBA Tower Trust
Medicines Co. (The)			3.168% due 04/11/22 (Þ)	300	300
2.750% due 07/15/23	440	402	3.448% due 03/15/23 (Þ)	630	634
Micron Technology, Inc.			Scientific Games International, Inc.
4.640% due 02/06/24	335	345	Series REGS
MPLX, LP			5.500% due 02/15/26	215	234
Series 0005			SEACOR Holdings, Inc.
4.125% due 03/01/27	1,130	1,143	3.000% due 11/15/28	1,437	1,397
MPT Operating Partnership LP / MPT			SM Energy Co.
Finance Corp.			1.500% due 07/01/21	410	379
5.000% due 10/15/27	100	100	6.625% due 01/15/27	99	93
Multi-Color Corp.			Southern California Edison Co.
4.875% due 11/01/25 (Þ)	39	41	Series 08-A
Nevro Corp.			5.950% due 02/01/38	75	87
1.750% due 06/01/21	854	866	Series B
New York Mortgage Trust, Inc.			4.875% due 03/01/49	165	175
6.250% due 01/15/22	1,482	1,490	Series C
NRG Yield Operating LLC			4.125% due 03/01/48	350	331
Series WI			SunPower Corp.
5.000% due 09/15/26	720	702	4.000% due 01/15/23	153	127
Patrick Industries, Inc.			Synaptics, Inc.
1.000% due 02/01/23	1,373	1,256	0.500% due 06/15/22	1,646	1,503
Pattern Energy Group, Inc.			Tenet Healthcare Corp.
4.000% due 07/15/20	1,318	1,337	4.750% due 06/01/20	300	303
PDC Energy, Inc.			4.625% due 07/15/24	721	723
1.125% due 09/15/21	465	442	TerraForm Power Operating LLC
PDL BioPharma, Inc.			4.250% due 01/31/23 (Þ)	64	63
2.750% due 12/01/21	9	10	Teva Pharmaceutical Finance Co. LLC
PennyMac Corp.			Series C
5.375% due 05/01/20	2,128	2,128	0.250% due 02/01/26	1,209	1,120
Plains All American Pipeline, LP			T-Mobile USA, Inc.
Series B			4.750% due 02/01/28 (Ñ)	970	978
6.125% due 06/16/23 (Ê)(ƒ)	692	663	Toll Brothers Finance Corp.
Polar US Borrower LLC			Series 10YR
7.348% due 10/16/25 (Ê)	175	175	4.350% due 02/15/28	990	945
Post Holdings, Inc.			Tutor Perini Corp.
5.625% due 01/15/28 (Þ)	316	320	2.875% due 06/15/21	960	946
PRA Group, Inc.			Twitter, Inc.
3.000% due 08/01/20	1,917	1,831	1.000% due 09/15/21	1,125	1,086
Rackspace Hosting, Inc.			Two Harbors Investment Corp.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 763

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 01/15/22	1,554	1,573	AIMCO
Veeco Instruments, Inc.			Series 2018-AA Class ER
2.700% due 01/15/23	1,322	1,142	7.548% due 01/15/28 (Ê)(Þ)	1,000	968
VEREIT Operating Partnership, LP			Akbank Turk AS
3.950% due 08/15/27	485	480	Series REGS
Verizon Communications, Inc.			5.125% due 03/31/25	200	172
4.125% due 03/16/27	325	343	Aker BP ASA
4.750% due 11/01/41	60	65	Series REGS
Series WI			5.875% due 03/31/25	150	158
4.862% due 08/21/46	25	27	Albea Beauty Holdings SA Term Loan
5.012% due 04/15/49	245	276	5.887% due 04/22/24 (Ê)	119	118
4.672% due 03/15/55	165	174	Alcoa Nederland Holding BV
Vitamin Shoppe, Inc.			6.125% due 05/15/28 (Þ)	650	675
2.250% due 12/01/20	635	562	Alpha 3 B. V. Term Loan B1
Western Asset Mortgage Capital Corp.			5.601% due 01/31/24 (Ê)	224	223
6.750% due 10/01/22	928	908	Arterra Wines Canada, Inc. Term Loan
Western Digital Corporation			B1
1.500% due 02/01/24 (Þ)	2,937	2,621	5.365% due 12/15/23 (Ê)	249	247
WPX Energy, Inc.			Auto Ahorro Automotriz SA de CV
5.250% due 09/15/24	83	86	3.325% due 03/24/25	275	325
5.750% due 06/01/26	82	85	Avolon Holdings Funding, Ltd.
Xerox Corp.			3.950% due 07/01/24 (Þ)	70	70
2.800% due 05/15/20	210	208	4.375% due 05/01/26 (Þ)	160	159
Zillow Group, Inc.			Baidu, Inc.
1.500% due 07/01/23	1,340	1,221	4.375% due 05/14/24	320	333
			Barclays Bank PLC
		96,077	6.278% due 12/29/49 (Ê)(ƒ)	750	782
International Debt – 2.1%
1011778 B. C. Unlimited Liability Co.			Barclays PLC
1st Lien Term Loan B			4.610% due 02/15/23 (Ê)	350	359
4.733% due 02/17/24 (~)(Ê)	175	174	BBVA Bancomer SA
Actavis Funding SCS			Series REGS
4.550% due 03/15/35	590	580	6.500% due 03/10/21	450	471
4.750% due 03/15/45	200	196	Becton, Dickinson and Co.
Adani Ports & Special Economic Zone,			3.020% due 05/24/25	330	442
Ltd.			Bharti Airtel, Ltd.
Series REGS			Series REGS
3.500% due 07/29/20	300	300	4.375% due 06/10/25	200	198
Adani Ports and Special Economic Zone,			Cemex SAB de CV
Ltd.
			Series REGS
Series REGS			2.750% due 12/05/24	100	115
3.950% due 01/19/22	300	302
AerCap Ireland Capital DAC / AerCap			CIFC Funding, Ltd.
Global Aviation Trust			Series 2019-4A Class DR
4.875% due 01/16/24	240	252	9.792% due 10/20/27 (Ê)(Þ)	300	300
3.650% due 07/21/27	725	690	CRCC Yuxiang, Ltd.
AerCap Ireland Capital Designated			3.500% due 05/16/23	450	451
Activity Co and AerCap Global			Credit Suisse Group Funding Guernsey,
Aviation Trust			Ltd.
4.450% due 04/03/26	285	289	Series WI
3.875% due 01/23/28	375	360	3.750% due 03/26/25	250	253
AI Mistral Luxembourg Subco S. a. r. l.			CSCEC Finance (Cayman) II Co.
Term Loan B			2.700% due 06/14/21	345	341
5.483% due 03/09/24 (~)(Ê)	574	529	Ctrip. com International, Ltd.
AIA Group, Ltd.			1.250% due 09/15/22	1,117	1,139
3.900% due 04/06/28 (Þ)	650	669	Daimler Finance NA LLC
AIB Group PLC			3.650% due 02/22/24 (Þ)	300	307
4.263% due 04/10/25 (Ê)(Þ)	335	338

See accompanying notes which are an integral part of the financial statements.

764 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Danske Bank A/S					ION Trading Technologies Sarl 1st Lien
5.375% due 01/12/24 (Þ)		540		566	Term Loan B
Delta 2 (LUX ) SARL Term Loan B					6.651% due 11/21/24 (Ê)	691	675
4.983% due 02/21/24 (Ê)		448		441	Johnson Electric Holdings, Ltd.
Deutsche Postbank Funding Trust I					4.125% due 07/30/24	350	355
Series I					LCM Ltd Partnership
0.915% due 12/29/49 (~)(Ê)(ƒ)		148		115	Series 2018-18A Class ER
Deutsche Postbank Funding Trust III					8.542% due 04/20/31 (Ê)(Þ)	500	475
1.067% due 06/29/49 (~)(Ê)(ƒ)		253		197	Level 3 Financing, Inc. Term Loan B
Diamond (BC) BV 1st Lien Term Loan					4.733% due 02/22/24 (~)(Ê)	765	765
5.527% due 2024(Ê)		1		1	Levi Strauss & Co.
5.583% due 2024(Ê)		266		256	Series NCd
Dryden Senior Loan Fund					3.375% due 03/15/27	600	707
Series 2018-45A Class ER					Link Finance Cayman 2009, Ltd.
8.637% due 10/15/30 (Ê)(Þ)		400		380	3.600% due 09/03/24	620	627
Eastern Creation II Investment Holdings,					Magnetite XV CLO, Ltd.
Ltd.					Series 2018-15A Class ER
2.750% due 09/26/20		480		477	7.690% due 07/25/31 (Ê)(Þ)	250	232
Ellie Mae, Inc.					Mallinckrodt International Finance SA
6.474% due 04/02/26 (Ê)		211		212	1st Lien Term Loan B
Enbridge, Inc.					0.000% due 09/24/24 (~)(Ê)(v)	80	72
5.500% due 07/15/77 (Ê)		781		750	Millicom International Cellular SA
Enel Finance International NV					Series REGS
3.625% due 05/25/27 (Þ)		200		192	5.125% due 01/15/28	200	196
Eni SpA					MMK Finance, Ltd.
Series X-R					3.849% due 04/08/22	200	199
4.000% due 09/12/23 (Þ)		370		379	Morgan Stanley
Ensco Jersey Finance, Ltd.					Series GMTN
3.000% due 01/31/24		922		779	1.750% due 01/30/25	1,000	1,182
Garda World Security Corp. Term Loan B					Mountain View CLO XIV, Ltd.
6.120% due 2024(Ê)		230		229	Series 2019-1A Class E
7.250% due 2024(Ê)		1		1	9.328% due 04/15/29 (Ê)(Þ)	250	244
					MPT Operating Partnership, LP / MPT
Gazprom OAO Via Gaz Capital SA					Finance Corp.
Series REGS					4.000% due 08/19/22	405	496
4.950% due 02/06/28		200		203	National Westminster Bank PLC
GFL Environmental, Inc. 1st Lien Term
Loan B					Series C
5.483% due 05/31/25 (Ê)		174		173	2.879% due 11/29/49 (~)(Ê)(ƒ)	160	127
Guggenheim CLO LLC					Numericable Group SA Term Loan B12
Series 2018-1A Class DR					6.160% due 01/05/26 (Ê)	346	337
9.187% due 10/15/31 (Ê)(Þ)		354		339	NXP BV / NXP Funding LLC
GVC Holdings PLC Term Loan B2					4.625% due 06/15/22 (Þ)	620	644
4.983% due 03/15/24 (Ê)		93		93	3.875% due 09/01/22 (Þ)	200	204
Hamilton Holdco LLC Term Loan B					4.875% due 03/01/24 (Þ)	175	185
4.610% due 05/30/25 (Ê)		248		248	5.550% due 12/01/28 (Þ)	205	225
HSBC Bank PLC					Open Text Corp. 1st Lien Term Loan B
					4.233% due 05/30/25 (Ê)	124	124
Series 1M					Ortho-Clinical Diagnostics SA 1st Lien
3.126% due 06/29/49 (Ê)(ƒ)		300		219	Term Loan B
Huntsman International LLC					5.733% due 06/01/25 (Ê)	330	323
Series WI					Petrobras Global Finance BV
4.250% due 04/01/25		530		664	5.750% due 02/01/29	21	21
Indonesia Asahan Aluminium (Persero)					Pretium Resources, Inc.
PT
5.230% due 11/15/21 (Þ)		275		286	2.250% due 03/15/22	635	584
Intesa Sanpaolo SpA					Quintiles IMS, Inc.
5.017% due 06/26/24 (Þ)		710		685

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 765

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series REGS			Syngenta Finance NV
3.250% due 03/15/25	760	867	4.441% due 04/24/23 (Þ)	425	436
Royal Bank of Scotland Group PLC			5.676% due 04/24/48 (Þ)	335	324
6.125% due 12/15/22	275	294	Tencent Holdings, Ltd.
7.648% due 09/30/49 (Ê)(ƒ)	30	38	3.800% due 02/11/25	285	290
Series B			Teva Pharmaceutical Finance
2.938% due 08/29/49 (~)(Ê)(ƒ)	130	103	Netherlands III BV
Sappi Papier Holding GMBH			Series WI
Series REGS			6.000% due 04/15/24	200	204
7.500% due 06/15/32	90	90	Tilray, Inc.
Saudi Arabian Oil Co.			5.000% due 10/01/23 (Þ)	550	457
4.375% due 04/16/49 (Þ)	200	195	Titan Acquisition, Ltd.
Scorpio Tankers, Inc.			7.750% due 04/15/26 (Þ)	66	61
			Travelport Finance Luxembourg Sarl
3.000% due 05/15/22	175	171	Term Loan B
Severstal PJSC			5.184% due 03/16/25 (Ê)	719	719
5.900% due 10/17/22	210	222	Trinitas CLO X, Ltd.
SF Holding Investment, Ltd.			Series 2019-10A Class E
4.125% due 07/26/23	550	560	9.518% due 04/15/32 (Ê)(Þ)	300	290
SFR Group SA			Turk Telekomunikasyon AS
6.250% due 05/15/24 (Þ)	190	195	Series REGS
Ship Finance International, Ltd.			4.875% due 06/19/24	490	439
5.750% due 10/15/21	1,361	1,349	Turkey Government International Bond
Sibanye Gold, Ltd.			5.625% due 03/30/21	365	360
1.875% due 09/26/23	200	179	Turkiye Sise ve Cam Fabrikalari AS
Silver Standard Resources, Inc.			6.950% due 03/14/26 (Þ)	275	264
2.875% due 02/01/33	1,029	1,017	UBS Group Funding Switzerland AG
SK Telecom Co. , Ltd.			3.491% due 05/23/23 (Þ)	390	392
3.750% due 04/16/23 (Þ)	495	506	Vale Overseas, Ltd.
SMBC Aviation Capital			6.250% due 08/10/26 (Ñ)	720	786
4.125% due 07/15/23 (Þ)	250	257	Vodafone Group PLC
3.550% due 04/15/24 (Þ)	345	347	5.250% due 05/30/48	220	226
Solvay Acetow GMBH Term Loan			Want Want China Finance, Ltd.
8.151% due 05/31/23 (Ê)	125	120	2.875% due 04/27/22	740	731
Sound Point CLO III-R, Ltd,			Weatherford International, Ltd. 1st Lien
Series 2018-2RA Class E			Term Loan
8.436% due 04/15/29 (~)(Ê)(Þ)	250	239	3.915% due 07/13/20 (Ê)	99	97
Stars Group Holdings BV Term Loan B			Weibo Corp.
6.101% due 07/10/25 (~)(Ê)	242	243	1.250% due 11/15/22	250	237
Steele Creek CLO, Ltd.			Woodside Finance, Ltd.
Series 2017-1A Class E			3.650% due 03/05/25 (Þ)	420	419
7.834% due 01/15/30 (Ê)(Þ)	500	473	3.700% due 03/15/28 (Þ)	116	113
Stora Enso OYJ			4.500% due 03/04/29 (Þ)	315	323
7.250% due 04/15/36 (Þ)	200	233	WPP Finance
Suzano Austria GmbH			5.625% due 11/15/43	170	173
Series REGS			Ziggo Secured Finance Partnership 1st
7.000% due 03/16/47	200	222	Lien Term Loan E
Suzano Austria GMBH			4.973% due 04/27/25 (~)(Ê)	125	124
Series REGS					46,434
5.750% due 07/14/26	200	213	Loan Agreements - 2.6%
Sydney Airport Finance Co. Pty, Ltd.			ABG Intermediate Holdings 2 LLC 1st
			Lien Term Loan B
Series REGS			5.983% due 09/29/24 (Ê)	625	623
3.900% due 03/22/23	415	426	ABG Intermediate Holdings 2 LLC 2nd
Symphony CLO, Ltd.			Lien Term Loan
Series 2019-20A Class E			10.233% due 09/29/25 (Ê)	100	99
8.984% due 01/16/32 (Ê)(Þ)	250	241

See accompanying notes which are an integral part of the financial statements.

766 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Advanced Integration Technology, LP 1st			Bausch Health Cos. , Inc. 1st Lien Term
Lien Term Loan B1			Loan B
7.379% due 04/03/23 (Ê)	174	173	5.224% due 11/27/25 (Ê)	119	119
AgroFresh Inc. Term Loan B			Belron SA Term Loan B
7.291% due 2021(Ê)	2	2	4.989% due 10/26/24 (Ê)	124	124
AgroFresh, Inc. Term Loan			Blount International, Inc. 1st Lien Term
7.365% due 2021(Ê)	342	333	Loan B
AGS LLC 1st Lien Term Loan B			6.233% due 04/12/23 (Ê)	126	126
			Boxer Parent Co. , Inc. 1st Lien Term
5.983% due 02/15/24 (Ê)	78	78	Loan B
Almonde, Inc. 2nd Lien Term Loan			6.851% due 10/02/25 (Ê)	748	743
9.851% due 04/28/25 (Ê)	250	249	Brave Parent Holdings, Inc. 1st Lien
Alphabet Holding Company, Inc. 1st			Term Loan
Lien Term Loan			6.583% due 04/17/25 (Ê)	174	174
5.983% due 08/15/24 (Ê)	146	137	Brickman Group, Ltd. 1st Lien Term
Altice Financing SA 1st Lien Term Loan			Loan B
5.230% due 01/05/26 (Ê)	502	485	5.000% due 08/10/25 (~)(Ê)	128	127
Alvogen Group, Inc. 1st Lien Term			Brookfield WEC Holdings, Inc. Term
Loan B			Loan
7.230% due 04/02/22 (Ê)	340	322	5.983% due 08/01/25 (~)(Ê)	299	301
American Airlines, Inc. 1st Lien Term			C. H. Guenther & Son, Inc. Term Loan B
Loan B			5.233% due 03/22/25 (Ê)	124	124
4.229% due 06/27/25 (Ê)	191	188	Cabot Microelectronics Corp. 1st Lien
American Airlines, Inc. Term Loan B			Term Loan B
4.479% due 04/28/23 (Ê)	562	558	4.750% due 11/15/25 (Ê)	339	340
Amneal Pharmaceuticals LLC 1st Lien			Caesars Entertainment Operating Co.
Term Loan B			LLC 1st Lien Term Loan B
6.000% due 05/04/25 (Ê)	174	174	4.483% due 10/06/24 (Ê)	378	376
Anastasia Parent LLC 1st Lien Term			Caesars Resort Collection LLC 1st Lien
Loan B			Term Loan B
6.233% due 08/10/25 (Ê)	398	364	5.233% due 12/22/24 (~)(Ê)	1,772	1,777
AP Exhaust Acquisition LLC 1st Lien			Canyon Valor Cos. , Inc. 1st Lien Term
Term Loan			Loan B
7.693% due 05/10/24 (Ê)	350	315	5.351% due 06/16/23 (Ê)	119	119
AppLovin Corp. 1st Lien Term Loan B			CBS Radio Inc. 1st Lien Term Loan B
6.233% due 08/15/25 (Ê)	524	525	5.229% due 03/02/24 (Ê)	180	180
Aramark Services, Inc. 1st Lien Term			Change Healthcare Holdings LLC 1st
Loan B3			Lien Term Loan B
4.233% due 03/11/25 (~)(Ê)	291	291	5.233% due 03/01/24 (~)(Ê)	490	490
Aretec Group, Inc. 1st Lien Term Loan			Charter Communications Operating LLC
6.733% due 10/01/25 (Ê)	200	197	1st Lien Term Loan B
Ascena Retail Group, Inc. Term Loan B			4.490% due 04/30/25 (~)(Ê)	124	125
7.000% due 08/21/22 (Ê)	111	96	CityCenter Holdings LLC Term Loan B
			4.733% due 04/18/24 (~)(Ê)	125	125
Ascend Learning LLC Term Loan B			Cogeco Communications (USA) II LP 1st
5.483% due 07/12/24 (Ê)	346	344	Lien Term Loan B
AssuredPartners, Inc. 1st Lien Term			4.733% due 08/11/24 (Ê)	329	328
Loan B			Commercial Barge Line Co. 1st Lien
5.733% due 10/22/24 (Ê)	377	374	Term Loan
Asurion LLC Term Loan B4			11.233% due 11/12/20 (Ê)	400	277
5.483% due 08/04/22 (~)(Ê)	220	221	Constellis Holdings LLC 1st Lien Term
Asurion LLC Term Loan B6			Loan
5.483% due 11/03/23 (Ê)	541	543	7.583% due 04/18/24 (Ê)	1	1
Avaya, Inc. Term Loan B			7.634% due 04/18/24 (Ê)	250	238
6.723% due 12/15/24 (Ê)	1,136	1,138	Constellis Holdings LLC 2nd Lien Term
			Loan
Avolon LLC 1st Lien Term Loan B3			11.583% due 04/21/25 (Ê)	189	178
4.487% due 01/15/25 (~)(Ê)	242	242	Cortes NP Acquisition Corp. Term Loan
Bass Pro Group LLC 1st Lien Term			B
Loan B			6.629% due 11/30/23 (Ê)	446	426
7.483% due 12/16/23 (Ê)	174	174

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 767

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Crosby US Acquisition Corp. 1st Lien					EW Scripps Co. (The) Term Loan B
Term Loan					0.000% due 04/04/26 (~)(Ê)(v)	163	163
5.487% due 11/22/20 (Ê)		250		247	Exact Merger Sub LLC 1st Lien Term
Crown Finance, Inc. 1st Lien Term					Loan
Loan B					6.851% due 09/27/24 (Ê)	502	501
4.733% due 02/28/25 (Ê)		493		490	Exact Merger Sub LLC 2nd Lien Term
CSC Holdings LLC 1st Lien Term Loan					Loan
4.723% due 07/17/25 (Ê)		737		734	10.601% due 09/29/25 (Ê)	128	127
CT Technologies Intermediate Holdings,					First Data Corp. 1st Lien Term Loan
Inc. 1st Lien Term Loan B					4.481% due 04/26/24 (~)(Ê)	1,375	1,375
6.733% due 12/01/21 (Ê)		122		104	First Data Corp. Term Loan
CWGS Group LLC Term Loan					4.481% due 07/10/22 (Ê)	260	260
5.229% due 11/08/23 (~)(Ê)		108		100	Focus Financial Partners LLC 1st Lien
Delek US Holdings, Inc. 1st Lien Term					Term Loan B2
Loan B					4.983% due 07/03/24 (~)(Ê)	553	554
4.733% due 03/30/25 (Ê)		248		247	Fort Dearborn Co. 1st Lien Term Loan
Dell International LLC 1st Lien Term
Loan					5.697% due 10/19/23 (Ê)	82	81
4.490% due 09/07/23 (~)(Ê)		623		623	Fort Dearborn Company 1st Lien Term
Digicert Holdings, Inc. 1st Lien Term					Loan
Loan					6.507% due 10/19/23 (Ê)	7	7
6.483% due 10/31/24 (Ê)		497		497	6.598% due 10/19/23 (Ê)	124	123
Digicert Holdings, Inc. 2nd Lien Term					Getty Images, Inc. 1st Lien Term Loan
Loan					7.000% due 02/12/26 (Ê)	561	559
10.483% due 10/31/25 (Ê)		100		99	GHX Ultimate Parent Corp. 1st Lien
DiversiTech Holdings, Inc. 1st Lien					Term Loan
Term Loan B					5.851% due 06/30/24 (Ê)	251	247
5.601% due 06/01/24 (Ê)		124		121	Global Payments, Inc. 1st Lien Term
DuPage Medical Group, Ltd. 2nd Lien					Loan B3
Term Loan					4.233% due 04/22/23 (Ê)	123	123
Series 182					Gray Television, Inc. 1st Lien Term
9.477% due 08/11/25 (Ê)		122		120	Loan C
Dynacast International LLC 1st Lien					4.977% due 11/02/25 (Ê)	175	175
Term Loan B					Grifols Worldwide Operations USA, Inc.
5.851% due 01/28/22 (Ê)		174		173	1st Lien Term Loan B
Dynatrace LLC 1st Lien Term Loan					4.674% due 01/31/25 (Ê)	497	498
5.733% due 08/23/25 (Ê)		155		155	Gruden Holdings, Inc. 1st Lien Term
EagleView Technology Corp. 1st Lien					Loan
Term Loan B1					8.101% due 08/18/22 (Ê)	500	496
5.987% due 07/31/25 (Ê)		249		243	GTT Communications, Inc. 1st Lien
Education Advisory Board 1st Lien Term					Term Loan B
Loan					5.230% due 05/31/25 (Ê)	627	606
6.086% due 2020(Ê)		1		1	Gulf Finance LLC Term Loan B
6.195% due 2020(Ê)		1		1	7.750% due 08/25/23 (Ê)	112	89
Emerald US, Inc. Term Loan B1					7.797% due 08/25/23 (Ê)	188	149
6.601% due 05/09/21 (~)(Ê)		374		372	H. B. Fuller Co. 1st Lien Term Loan B
EnergySolutions LLC 1st Lien Term					4.487% due 10/20/24 (Ê)	346	344
Loan B					HCA, Inc. Term Loan B10
6.351% due 05/11/25 (Ê)		248		233	4.483% due 03/07/25 (Ê)	595	596
Entegris, Inc. Term Loan B					Heartland Dental LLC 1st Lien Term
4.483% due 11/01/25 (Ê)		175		175	Loan
Envision Healthcare Corp. 1st Lien Term					3.750% due 04/30/25 (Ê)	3	3
Loan B					6.233% due 04/30/25 (Ê)	121	119
6.233% due 10/11/25 (~)(Ê)		314		303	Hexion Inc. Term Loan
Everi Payments, Inc. 1st Lien Term Loan					5.600% due 10/11/20 (Ê)	75	75
Series 91D					HGIM Corp. 1st Lien Term Loan
5.483% due 05/09/24 (Ê)		247		248	8.743% due 07/02/23 (Ê)	217	215
EVO Payments International LLC 1st					HLF Financing SARL LLC 1st Lien
Lien Term Loan B					Term Loan B
5.730% due 12/22/23 (Ê)		99		99	5.733% due 08/16/25 (Ê)	252	253

See accompanying notes which are an integral part of the financial statements.

768 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
HS Purchaser LLC 1st Lien Term Loan					6.983% due 07/13/25 (Ê)	246	243
6.233% due 03/29/25 (Ê)		83		81	Multi-Color Corp. Term Loan B
Hyland Software, Inc. 1st Lien Term					4.483% due 10/31/24 (Ê)	526	525
Loan					NAI Entertainment Holdings LLC 1st
5.983% due 07/01/24 (Ê)		125		126	Lien Term Loan B
Hyland Software, Inc. 2nd Lien Term					4.990% due 04/23/25 (Ê)	249	248
Loan					Navistar, Inc. 1st Lien Term Loan B
9.483% due 05/23/25 (Ê)		500		503	5.999% due 11/06/24 (Ê)	248	247
I-Logic Technologies Bidco, Ltd. 1st
Lien Term Loan					NN, Inc. 1st Lien Term Loan B
5.901% due 12/31/24 (Ê)		229		224	6.233% due 10/19/22 (Ê)	124	122
INEOS US Finance LLC 1st Lien Term					NN, Inc. Term Loan
Loan B					5.733% due 04/03/21 (Ê)	282	276
4.483% due 03/31/24 (Ê)		378		376	North American Lifting Holdings, Inc.
Information Resources, Inc. 1st Lien					1st Lien Term Loan
Term Loan					7.101% due 11/27/20 (Ê)	343	323
7.129% due 12/03/25 (~)(Ê)		175		173	NPC International, Inc. 1st Lien Term
Inovalon Holdings, Inc. Term Loan B					Loan
6.000% due 04/02/25 (Ê)		496		496	5.983% due 04/20/24 (Ê)	376	307
Intrawest Resorts Holdings, Inc. 1st Lien					On Assignment, Inc. 1st Lien Term Loan
Term Loan B1					B4
5.483% due 06/29/24 (~)(Ê)		504		506	4.483% due 02/21/25 (~)(Ê)	239	239
Jason, Inc. 1st Lien Term Loan					Optiv, Inc. 1st Lien Term Loan
7.101% due 06/30/21 (Ê)		174		169	5.733% due 02/01/24 (Ê)	121	114
Kestra Financial, Inc. Term Loan					Oryx Southern Delaware Holdings LLC
					1st Lien Term Loan B
0.000% due 04/29/26 (~)(Ê)(v)		175		174	5.733% due 02/28/25 (Ê)	124	124
Las Vegas Sands LLC Term Loan					Panther BF Aggregator 2 LP Term Loan
4.233% due 03/27/25 (Ê)		371		371	B
LifeScan Global Corp. 1st Lien Term					0.000% due 03/14/26 (~)(Ê)(v)	107	107
Loan					Penn National Gaming, Inc. 1st Lien
8.658% due 10/02/24 (Ê)		184		181	Term Loan B1
Limetree Bay Terminals LLC Term Loan					4.733% due 10/15/25 (Ê)	175	175
B					Plantronics, Inc. 1st Lien Term Loan
6.483% due 02/10/24 (Ê)		50		49	4.983% due 07/02/25 (Ê)	115	114
Lions Gate Capital Holdings LLC 1st					Post Holdings, Inc. Incremental Term
Lien Term Loan B					Loan B
4.733% due 03/24/25 (Ê)		222		220	4.490% due 05/24/24 (~)(Ê)	327	327
MCC Iowa LLC 1st Lien Term Loan M					Pre-Paid Legal Services, Inc. 1st Lien
4.430% due 01/15/25 (Ê)		250		250	Term Loan
Messer Industries USA, Inc. 1st Lien					5.733% due 04/13/25 (Ê)	115	114
Term Loan B					Procera Networks, Inc. 1st Lien Term
5.101% due 10/02/25 (Ê)		350		349	Loan
Metro-Goldwyn-Mayer, Inc. 1st Lien					6.983% due 11/02/25 (Ê)	151	149
Term Loan B					Project Alpha Intermediate Holding, Inc.
4.990% due 07/03/25 (Ê)		124		124	1st Lien Term Loan B
MGM Growth Properties LLC 1st Lien					6.370% due 04/26/24 (Ê)	174	173
Term Loan B					Quest Software US Holdings, Inc. 1st
4.483% due 04/25/23 (~)(Ê)		623		623	Lien Term Loan
MH Sub I, LLC 1st Lien Term Loan					6.833% due 05/18/25 (Ê)	373	369
6.227% due 09/15/24 (Ê)		251		251	Quintiles IMS, Inc. 1st Lien Term Loan
Midwest Physician Administrative					B2
Services LLC 1st Lien Term Loan					4.601% due 01/18/25 (Ê)	251	251
5.233% due 08/15/24 (Ê)		424		415	Rackspace Hosting, Inc. 1st Lien Term
Mitchell International, Inc. 1st Lien					Loan
Term Loan B					5.738% due 11/03/23 (Ê)	2,270	2,146
5.733% due 11/30/24 (Ê)		174		171	Radiate Holdco LLC 1st Lien Term
Mitchell International, Inc. 2nd Lien					Loan B
Term Loan					5.483% due 02/01/24 (Ê)	123	123
9.733% due 11/20/25 (Ê)		233		228	Radio One, Inc. 1st Lien Term Loan B
MLN US Holdco LLC 1st Lien Term					6.490% due 04/05/23 (~)(Ê)	400	382
Loan

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 769

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Red Ventures LLC 1st Lien Term Loan			5.500% due 02/03/24 (Ê)	416	409
B1			Starfruit Finco BV 1st Lien Term Loan B
5.483% due 11/08/24 (Ê)	311	312	5.729% due 10/01/25 (Ê)	88	87
Refinitiv US Holdings, Inc. 1st Lien			Station Casinos LLC 1st Lien Term
Term Loan B			Loan B
6.233% due 10/01/25 (Ê)	349	345	4.990% due 06/08/23 (Ê)	252	252
Regionalcare Hospital Partners, Inc.			Steak n Shake Operations, Inc. Term
Term Loan B			Loan
6.987% due 11/16/25 (~)(Ê)	468	469	6.240% due 03/19/21 (Ê)	297	237
Research Now Group, Inc. 1st Lien Term			SuperMoose Borrower LLC 1st Lien
Loan			Term Loan
8.083% due 12/20/24 (Ê)	124	124	6.233% due 08/15/25 (Ê)	166	163
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B			Tempo Acquisition LLC Term Loan B
5.233% due 02/05/23 (~)(Ê)	575	576	5.483% due 05/01/24 (Ê)	251	251
RHP Hotel Properties, LP Term Loan B			TKC Holdings, Inc. 1st Lien Term Loan
4.610% due 05/11/24 (Ê)	213	213	6.240% due 02/01/23 (~)(Ê)	247	246
Rocket Software, Inc. Term Loan			TMS International Corp. 1st Lien Term
			Loan B2
6.733% due 11/28/25 (Ê)	175	175	5.295% due 08/14/24 (Ê)	88	88
RPI Finance Trust Term Loan B			5.494% due 08/14/24 (Ê)	142	142
4.483% due 03/27/23 (~)(Ê)	123	123	Trader Corp. Term Loan B
Sally Holdings LLC 1st Lien Term Loan
B1			5.479% due 09/28/23 (Ê)	234	233
4.740% due 07/05/24 (Ê)	318	317	TransDigm, Inc. Term Loan
Scientific Games International, Inc. 1st			4.983% due 06/09/23 (Ê)	250	249
Lien Term Loan B5			TruGreen Limited Partnership Term
5.233% due 08/14/24 (~)(Ê)	502	501	Loan
Seadrill Operating, LP Term Loan B			6.223% due 03/12/26 (Ê)	125	125
8.601% due 02/21/21 (Ê)	373	297	U. S. Silica Co. , Inc. 1st Lien Term Loan
Sedgwick Claims Management Services,			B
Inc. 1st Lien Term Loan B			6.500% due 05/01/25 (Ê)	174	166
5.733% due 12/31/25 (Ê)	125	124	Uber Technologies, Inc. 1st Lien Term
Serta Simmons Bedding LLC 1st Lien			Loan
Term Loan			6.484% due 03/22/25 (Ê)	139	139
5.973% due 11/08/23 (Ê)	348	251	United Airlines, Inc. Term Loan B
Serta Simmons Bedding LLC 2nd Lien			4.233% due 04/01/24 (Ê)	250	249
Term Loan			United Natural Foods, Inc. Term Loan
10.473% due 11/08/24 (Ê)	175	74	6.733% due 10/22/25 (Ê)	349	304
Sesac Holdco II LLC 1st Lien Term Loan			Univar USA, Inc Term Loan B3
5.483% due 02/13/24 (Ê)	187	184	4.733% due 07/01/24 (Ê)	206	206
Sesac Holdco II LLC 2nd Lien Term			UPC Financing Partnership 1st Lien
Loan			Term Loan AR
9.733% due 02/24/25 (Ê)	125	123	4.973% due 01/15/26 (~)(Ê)	651	651
Shutterfly, Inc. Term Loan B			USI, Inc. Term Loan B
5.250% due 08/17/24 (Ê)	94	94	5.601% due 05/16/24 (Ê)	452	447
Six Flags Entertainment Corp. Term			Valeant Pharmaceuticals International,
Loan B			Inc. Term Loan B
0.000% due 04/09/26 (~)(Ê)(v)	276	276	5.474% due 05/17/25 (~)(Ê)	367	368
SonicWALL US Holdings, Inc. 1st Lien			Vantiv LLC Term Loan B4
Term Loan			4.208% due 08/20/24 (Ê)	752	752
6.183% due 05/16/25 (Ê)	332	322	Varsity Brands Holding Co. , Inc. 1st Lien
SonicWALL US Holdings, Inc. 2nd Lien			Term Loan
Term Loan			5.983% due 12/15/24 (Ê)	88	88
10.183% due 05/18/26 (Ê)	100	95
Southcross Energy Partners LP 1st Lien			Verdesian Life Sciences LLC Term Loan
Term Loan B			9.500% due 07/01/20 (Ê)	520	463
10.750% due 08/04/21 (Ê)	66	52	VeriFone Systems, Inc. 1st Lien Term
			Loan
Southwire Co. LLC 1st Lien Term Loan B			6.683% due 08/20/25 (Ê)	159	159
4.483% due 05/15/25 (Ê)	141	140	Verscend Holding Corp. 1st Lien Term
Sprint Communications, Inc. 1st Lien			Loan B
Term Loan B

See accompanying notes which are an integral part of the financial statements.

770 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.983% due 08/27/25 (Ê)	479	481	Series 2012-49 Class QI
Vertafore, Inc. 1st Lien Term Loan B			Interest Only STRIP
5.733% due 07/02/25 (Ê)	249	247	4.500% due 12/25/40	2,819	307
VICI Properties, Inc. 1st Lien Term			Series 2012-62 Class MI
Loan B			Interest Only STRIP
4.487% due 12/15/24 (~)(Ê)	125	125	4.000% due 03/25/41	1,112	126
Virgin Media Bristol LLC 1st Lien Term
Loan K			Series 2012-103 Class SD
4.973% due 01/15/26 (~)(Ê)	1,000	1,002	Interest Only STRIP
W3 Co. Term Loan B			4.813% due 09/25/42 (Ê)	3,291	604
8.366% due 03/08/22 (Ê)	317	315	Series 2012-116 Class SA
W3 TopCo LLC 1st Lien Term Loan			Interest Only STRIP
8.480% due 03/08/22 (Ê)	3	3	5.329% due 10/25/42 (Ê)	2,186	426
Walker & Dunlop, Inc. 1st Lien Term			Series 2012-124 Class JI
Loan B1			Interest Only STRIP
4.729% due 11/07/25 (Ê)	175	174	3.500% due 11/25/42	6,421	740
Web. com Group, Inc. 1st Lien Term			Series 2012-4016 Class SC
Loan B
6.234% due 10/11/25 (Ê)	341	339	Interest Only STRIP
Weight Watchers International, Inc. 1st			4.603% due 03/15/42 (Ê)	2,178	353
Lien Term Loan B			Series 2013-7 Class SA
7.350% due 11/29/24 (Ê)	197	189	Interest Only STRIP
William Morris Endeavor Entertainment			4.636% due 02/25/43 (Ê)	8,082	1,669
LLC 1st Lien Term Loan B			Series 2013-27 Class PI
5.360% due 05/29/25 (Ê)	119	116	Interest Only STRIP
Wyndham Hotels & Resorts, Inc. 1st			3.000% due 12/25/41	1,742	102
Lien Term Loan B
4.233% due 05/30/25 (Ê)	174	174	Series 2013-35 Class IP
			Interest Only STRIP
		56,270	3.000% due 06/25/42	899	56
Mortgage-Backed Securities - 21.1%			Series 2013-35 Class PI
Blackstone Mortgage Trust, Inc.
			Interest Only STRIP
4.375% due 05/05/22	357	362	3.000% due 02/25/42	860	51
Fannie Mae
3.500% due 2048	74,623	75,348	Series 2013-40 Class YI
			Interest Only STRIP
3.500% due 2049	27,369	27,600	3.500% due 06/25/42	1,326	170
30 Year TBA(Ï)
3.000%	80,000	81,831	Series 2013-41 Class SP
			Interest Only STRIP
3.500%	5,000	5,077	5.422% due 06/25/40 (Ê)	721	46
4.000%	71,000	72,785
Fannie Mae REMICS			Series 2013-54 Class LI
			Interest Only STRIP
Series 2010-35 Class SG			7.000% due 11/25/34	2,845	678
Interest Only STRIP
5.418% due 04/25/40 (Ê)	2,164	355	Series 2013-57 Class IQ
			Interest Only STRIP
Series 2010-99 Class NI			3.000% due 06/25/41	1,074	98
Interest Only STRIP
6.000% due 09/25/40	3,838	767	Series 2013-67 Class IL
			Interest Only STRIP
Series 2011-53 Class ST			6.500% due 07/25/43	5,028	1,099
Interest Only STRIP
3.856% due 06/25/41 (Ê)	12,221	1,835	Series 2013-107 Class SB
			Interest Only STRIP
Series 2011-101 Class SA			4.713% due 02/25/43 (Ê)	4,185	766
Interest Only STRIP
5.129% due 10/25/41 (Ê)	3,438	463	Series 2014-35 Class CS
			Interest Only STRIP
Series 2011-134 Class SP			4.190% due 06/25/44 (Ê)	5,644	843
Interest Only STRIP
4.040% due 02/25/41 (Ê)	5,436	569	Series 2014-87 Class MS
			Interest Only STRIP
			3.969% due 01/25/45 (Ê)	7,610	1,130

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 771

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-34 Class QI			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,472	291	4.349% due 01/25/48 (Ê)	3,484	528
Series 2015-66 Class AS			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	3,660	527	5.000% due 01/25/38	2,278	326
Series 2015-69 Class IO			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	3,560	825	5.000% due 02/25/48	6,371	1,345
Series 2015-73 Class PI			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/45	9,614	1,231	5.000% due 02/25/48	1,744	331
Series 2015-84 Class PI			Series 2018-3 Class PI
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/33	9,687	1,823	4.000% due 02/25/48	2,397	362
Series 2016-50 Class SM			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
4.203% due 08/25/46 (Ê)	5,428	719	6.000% due 03/25/48	6,767	1,524
Series 2016-61 Class BS			Series 2018-36 Class IO
Interest Only STRIP			Interest Only STRIP
5.613% due 09/25/46 (Ê)	9,919	1,384	5.000% due 06/25/48	2,868	582
Series 2016-65 Class CS			Series 2018-36 Class SD
Interest Only STRIP			Interest Only STRIP
4.035% due 09/25/46 (Ê)	6,563	876	4.373% due 06/25/48 (Ê)	8,897	1,251
Series 2016-83 Class BS			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
4.203% due 11/25/46 (Ê)	7,946	1,231	4.210% due 07/25/48 (Ê)	4,036	616
Series 2016-95 Class BI			Series 2018-58 Class IO
Interest Only STRIP			Interest Only STRIP
4.500% due 07/25/40	2,095	356	5.500% due 08/25/48	9,426	1,845
Series 2016-102 Class JI			Series 2018-62 Class SB
Interest Only STRIP			Interest Only STRIP
3.500% due 02/25/46	376	53	4.130% due 09/25/48 (Ê)	8,134	1,428
Series 2017-2 Class KI			Series 2018-65 Class SD
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	2,639	446	4.123% due 09/25/48 (Ê)	16,730	2,988
Series 2017-8 Class SB			Series 2018-86 Class DS
Interest Only STRIP			Interest Only STRIP
4.203% due 02/25/47 (Ê)	7,504	1,150	3.790% due 12/25/48 (Ê)	15,139	2,137
Series 2017-48 Class LI			Series 2018-86 Class US
Interest Only STRIP			Interest Only STRIP
4.000% due 05/25/47	1,134	184	3.694% due 12/25/48 (Ê)	9,242	1,284
Series 2017-72 Class GI			Series 2018-95 Class SA
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	1,433	222	3.710% due 01/25/49 (Ê)	6,146	978
Series 2017-75 Class NI			Series 2018-95 Class SL
Interest Only STRIP			Interest Only STRIP
5.000% due 11/25/46	2,139	392	3.710% due 01/25/49 (Ê)	5,689	897
Series 2017-78 Class KI			Series 2019-13 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/47	4,569	826	4.500% due 03/25/49	4,007	577
Series 2017-82 Class NI			Series 2019-17 Class LI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	6,218	955	4.500% due 04/25/49	4,717	803
Fannie Mae Strips

See accompanying notes which are an integral part of the financial statements.

772 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2009-397			Series 2014-4299 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/25/39	598	116	4.000% due 07/15/43	1,563		233
Series 2010-404			Series 2015-4425 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 05/25/40	477	94	4.000% due 01/15/45	3,290		631
Freddie Mac REMICS			Series 2015-4452 Class QI
Series 2007-3346 Class SC			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/44	3,857		956
4.392% due 10/15/33 (Ê)	11,038	1,730	Series 2015-4510 Class HI
Series 2010-109 Class IM			Interest Only STRIP
Interest Only STRIP			3.000% due 03/15/40	2,787		227
5.500% due 09/25/40	5,868	1,044	Series 2015-4530 Class TI
Series 2010-3714 Class KI			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/45	1,018		167
4.500% due 11/15/39	469	45	Series 2016-4560 Class IO
Series 2010-3747 Class SA			Interest Only STRIP
Interest Only STRIP			5.802% due 05/15/39 (~)(Ê)	1,962		396
5.511% due 10/15/40 (Ê)	976	151	Series 2016-4591 Class QI
Series 2011-3919 Class SA			Interest Only STRIP
Interest Only STRIP			3.500% due 04/15/46	1,061		163
4.941% due 09/15/41 (Ê)	4,539	715	Series 2016-4596 Class CS
Series 2011-3927 Class IP			Interest Only STRIP
Interest Only STRIP			3.794% due 06/15/46 (Ê)	6,410		888
4.500% due 06/15/40	1,205	138	Series 2016-4601 Class PI
Series 2012-3829 Class AS			Interest Only STRIP
Interest Only STRIP			4.500% due 12/15/45	1,010		187
5.961% due 03/15/41 (Ê)	1,132	195	Series 2016-4604 Class QI
Series 2012-3981 Class WS			Interest Only STRIP
Interest Only STRIP			3.500% due 07/15/46	6,610		926
5.323% due 05/15/41 (Ê)	593	69	Series 2017-4663 Class KI
Series 2012-3984 Class DS			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/42	1,572		157
4.961% due 01/15/42 (Ê)	1,356	197	Series 2017-4663 Class PI
Series 2012-4000 Class LI			Interest Only STRIP
Interest Only STRIP			4.000% due 03/15/47	1,558		262
4.000% due 02/15/42	1,442	198	Series 2017-4663 Class TI
Series 2012-4033 Class SC			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/42	1,781		181
5.316% due 10/15/36 (Ê)	731	57	Series 2017-4666 Class AI
Series 2012-4074 Class KS			Interest Only STRIP
Interest Only STRIP			3.000% due 09/15/35	3,251		183
5.788% due 02/15/41 (Ê)	1,571	236	Series 2017-4678 Class MS
Series 2013-4182 Class PI			Interest Only STRIP
Interest Only STRIP			5.107% due 04/15/47 (Ê)	1,302		268
3.000% due 12/15/41	2,704	167	Series 2017-4697 Class PI
Series 2013-4259 Class DI			Interest Only STRIP
Interest Only STRIP			3.500% due 09/15/45	1,178		158
4.000% due 06/15/43	6,597	1,159	Series 2017-4697 Class YI
Series 2013-4265 Class SD			Interest Only STRIP
Interest Only STRIP			3.500% due 07/15/47	4,405		707
4.513% due 01/15/35 (Ê)	3,899	545	Series 2017-4707 Class AI
Series 2013-4267 Class CS			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/47	820		134
4.816% due 05/15/39 (Ê)	652	38

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 773

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-4731 Class QS			Series 2010-H22 Class CI
Interest Only STRIP			Interest Only STRIP
4.613% due 11/15/47 (Ê)	2,495	437	2.365% due 10/20/60 (~)(Ê)	3,175	153
Series 2017-4749 Class IP			Series 2011-22 Class PS
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/47	7,261	1,105	5.022% due 07/20/40 (Ê)	2,212	155
Series 2018-4760 Class IG			Series 2011-135 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/15/48	1,583	304	5.000% due 04/16/40	3,742	888
Series 2018-4801 Class IG			Series 2011-137 Class MI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/15/48	9,802	1,676	4.000% due 01/20/41	1,353	155
Freddie Mac Strips			Series 2011-156 Class SK
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			6.068% due 04/20/38 (Ê)	2,313	394
6.000% due 06/15/39	802	185	Series 2011-H15 Class AI
Ginnie Mae			Interest Only STRIP
Series 2011-17 Class S			1.570% due 06/20/61 (~)(Ê)	710	34
Interest Only STRIP			Series 2012-103 Class CI
5.072% due 02/20/41 (Ê)	4,962	705	Interest Only STRIP
Series 2013-H24 Class AI			3.500% due 08/16/42	3,577	663
Interest Only STRIP			Series 2012-129 Class IO
1.472% due 09/20/63 (~)(Ê)	2,128	78	Interest Only STRIP
Ginnie Mae II			4.500% due 11/16/42	1,088	227
5.000% due 2049	140	146	Series 2012-136 Class BI
30 Year TBA(Ï)			Interest Only STRIP
4.500%	2,000	2,074	3.500% due 11/20/42	4,165	721
Ginnie Mae REMICS			Series 2012-140 Class IC
Class AI			Interest Only STRIP
Interest Only STRIP			3.500% due 11/20/42	1,766	310
3.500% due 01/20/39	4,822	267	Series 2012-H06 Class AI
Class IA			Interest Only STRIP
Interest Only STRIP			1.361% due 01/20/62 (~)(Ê)	8,152	337
4.000% due 01/16/43	1,480	200	Series 2012-H10 Class AI
Series 2009-121 Class CI			Interest Only STRIP
Interest Only STRIP			1.219% due 12/20/61 (~)(Ê)	10,217	357
4.500% due 12/16/39	3,868	851	Series 2012-H10 Class SI
Series 2009-121 Class DI			Interest Only STRIP
Interest Only STRIP			1.417% due 12/20/61 (~)(Ê)	5,751	383
4.500% due 12/16/39	2,251	425	Series 2012-H18 Class NI
Series 2010-35 Class QI			Interest Only STRIP
Interest Only STRIP			1.489% due 08/20/62 (~)(Ê)	26,041	970
4.500% due 03/20/40	7,465	1,367	Series 2012-H23 Class WI
Series 2010-35 Class UI			Interest Only STRIP
Interest Only STRIP			1.568% due 10/20/62 (~)(Ê)	3,626	159
5.000% due 03/20/40	6,897	1,449	Series 2012-H31 Class DI
Series 2010-134 Class ES			Interest Only STRIP
Interest Only STRIP			2.059% due 12/20/62 (~)(Ê)	17,292	1,243
5.022% due 11/20/39 (Ê)	2,158	144	Series 2013-23 Class IK
Series 2010-167 Class SG			Interest Only STRIP
Interest Only STRIP			3.000% due 09/20/37	1,300	102
5.237% due 08/16/38 (Ê)	3,582	128	Series 2013-67 Class IP
Series 2010-H19 Class BI			Interest Only STRIP
Interest Only STRIP			4.000% due 04/16/43	4,241	837
1.460% due 08/20/60 (~)(Ê)	3,520	194

See accompanying notes which are an integral part of the financial statements.

774 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-76 Class IO			Series 2014-H24 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	1,363	212	1.631% due 11/20/64 (~)(Ê)	13,880	1,153
Series 2013-79 Class PI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	1,348	186	1.646% due 12/20/64 (~)(Ê)	2,186	160
Series 2013-82 Class TI			Series 2015-20 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	7,006	1,136	3.500% due 02/20/45	3,908	610
Series 2013-152 Class SG			Series 2015-24 Class AI
Interest Only STRIP			Interest Only STRIP
3.849% due 06/20/43 (Ê)	7,451	1,171	3.500% due 12/20/37	1,523	142
Series 2013-H08 Class BI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
1.715% due 03/20/63 (~)(Ê)	11,072	655	3.500% due 01/20/45	3,387	482
Series 2013-H14 Class XI			Series 2015-69 Class IO
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,030	94	5.000% due 05/20/45	2,970	603
Series 2014-41 Class SA			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
3.935% due 03/20/44 (Ê)	12,021	2,005	4.000% due 05/20/45	1,402	234
Series 2014-58 Class SA			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	359	51	3.500% due 08/20/45	10,186	1,357
Series 2014-98 Class AI			Series 2015-131 Class MI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,567	132	3.500% due 09/20/45	2,822	411
Series 2014-116 Class IL			Series 2015-134 Class LI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	1,448	246	3.500% due 05/20/39	2,048	157
Series 2014-137 Class ID			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
5.500% due 09/16/44	1,754	381	4.000% due 11/20/40	2,561	315
Series 2014-139 Class NI			Series 2015-165 Class IC
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	3,772	254	3.500% due 07/16/41	3,797	374
Series 2014-184 Class DI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
5.500% due 12/16/44	5,343	1,217	4.500% due 04/16/45	990	222
Series 2014-188 Class IB			Series 2015-187 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/44	11,401	1,622	4.000% due 03/20/45	2,568	463
Series 2014-H09 Class AI			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	5,586	237	2.091% due 12/20/64 (~)(Ê)	1,192	96
Series 2014-H13 Class BI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	7,774	371	1.684% due 03/20/65 (~)(Ê)(Š)	604	45
Series 2014-H18 Class CI			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)(Š)	4,883	406	1.797% due 04/20/65 (~)(Ê)	1,520	131
Series 2014-H22 Class DI			Series 2015-H13 Class AI
Interest Only STRIP			Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)	2,907	234	2.194% due 06/20/65 (~)(Ê)(Š)	2,770	245

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 775

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-H15 Class JI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,081	103	5.219% due 04/20/38 (Ê)	590	9
Series 2015-H18 Class IA			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	2,882	183	1.701% due 01/20/66 (~)(Ê)	17,712	1,438
Series 2015-H22 Class HI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	663	65	1.875% due 02/20/66 (~)(Ê)(Š)	1,089	78
Series 2015-H24 Class BI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	1,964	84	2.068% due 02/20/66 (~)(Ê)	2,265	206
Series 2015-H25 Class AI			Series 2016-H08 Class AI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,433	108	1.850% due 08/20/65 (~)(Ê)	6,429	439
Series 2015-H26 Class GI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	820	73	2.030% due 04/20/66 (~)(Ê)	10,311	1,129
Series 2015-H29 Class HI			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	696	56	1.701% due 06/20/66 (~)(Ê)	7,777	270
Series 2016-42 Class IO			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	375	77	2.194% due 06/20/66 (~)(Ê)	25,815	2,886
Series 2016-47 Class CI			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	508	74	2.317% due 09/20/66 (~)(Ê)	16,577	1,751
Series 2016-49 Class IO			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	1,873	400	2.265% due 09/20/66 (~)(Ê)	12,715	1,503
Series 2016-75 Class EI			Series 2016-H22 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	6,275	951	2.463% due 10/20/66 (~)(Ê)	7,630	820
Series 2016-77 Class SC			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	1,219	209	1.838% due 10/20/66 (~)(Ê)	6,449	548
Series 2016-77 Class SL			Series 2016-H24 Class AI
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,440	173	2.351% due 11/20/66 (~)(Ê)(Š)	7,973	921
Series 2016-79 Class IO			Series 2016-H24 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/46	2,655	390	2.209% due 11/20/66 (~)(Ê)	2,762	340
Series 2016-111 Class IP			Series 2016-H24 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	5,273	485	2.515% due 11/20/66 (~)(Ê)	1,841	226
Series 2016-123 Class LI			Series 2016-H25 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	5,087	559	1.511% due 11/20/66 (~)(Ê)	5,079	241
Series 2016-134 Class MI			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	1,837	162	2.344% due 12/20/66 (~)(Ê)	12,023	1,344
Series 2016-150 Class I			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	653	126	3.500% due 01/20/44	5,807	463

See accompanying notes which are an integral part of the financial statements.

776 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-17 Class EI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	1,375	134	4.500% due 09/20/47	610	119
Series 2017-26 Class EI			Series 2017-132 Class ID
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	2,716	408	3.500% due 12/20/43	2,130	169
Series 2017-26 Class IM			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	4,625	1,038	3.500% due 09/20/47	1,511	225
Series 2017-38 Class DI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	2,017	437	3.500% due 02/20/44	128	11
Series 2017-42 Class IC			Series 2017-139 Class IG
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	4,538	889	3.500% due 09/20/47	4,275	611
Series 2017-45 Class IM			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/44	647	81	3.500% due 07/20/47	5,851	682
Series 2017-52 Class DI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
5.500% due 04/20/47	2,736	592	5.000% due 10/20/47	4,217	898
Series 2017-57 Class AI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	1,200	201	3.500% due 11/20/47	1,071	172
Series 2017-66 Class KI			Series 2017-174 Class IA
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	7,091	775	3.500% due 08/20/45	2,809	284
Series 2017-68 Class IL			Series 2017-176 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	704	104	3.500% due 05/20/45	56	6
Series 2017-79 Class IB			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	3,604	804	5.000% due 12/20/47	729	153
Series 2017-99 Class AI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	468	75	2.160% due 12/20/66 (~)(Ê)(Š)	12,492	1,325
Series 2017-99 Class PI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/46	2,466	369	2.301% due 01/20/67 (~)(Ê)	663	79
Series 2017-104 Class MI			Series 2017-H02 Class HI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/16/47	5,528	1,451	2.153% due 01/20/67 (~)(Ê)	18,086	2,110
Series 2017-118 Class KI			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	7,440	761	2.236% due 12/20/66 (~)(Ê)	9,319	1,174
Series 2017-123 Class IO			Series 2017-H03 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	2,868	695	2.490% due 12/20/66 (~)(Ê)	20,462	2,389
Series 2017-123 Class JI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	3,901	569	2.195% due 12/20/66 (~)(Ê)	2,609	328
Series 2017-130 Class IB			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	579	100	2.373% due 01/20/67 (~)(Ê)	1,898	277

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 777

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H04 Class AI			Series 2017-H16 Class FI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	12,080	1,410	2.290% due 08/20/67 (~)(Ê)(Š)	13,100	1,432
Series 2017-H04 Class BI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,282	957	1.632% due 08/20/67 (~)(Ê)	731	70
Series 2017-H05 Class AI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)	9,959	1,201	1.800% due 08/20/67 (~)(Ê)	3,070	291
Series 2017-H05 Class CI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.495% due 02/20/67 (~)(Ê)	2,777	354	2.203% due 09/20/67 (~)(Ê)	572	81
Series 2017-H06 Class BI			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	6,372	730	2.182% due 09/20/67 (~)(Ê)	12,815	1,865
Series 2017-H06 Class DI			Series 2017-H18 Class IO
Interest Only STRIP			Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)	5,586	461	2.436% due 08/20/67 (~)(Ê)(Š)	7,426	806
Series 2017-H06 Class EI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	4,954	335	2.007% due 04/20/67 (~)(Ê)	8,829	936
Series 2017-H08 Class DI			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	2,590	424	2.121% due 10/20/67 (~)(Ê)	8,732	1,156
Series 2017-H08 Class EI			Series 2017-H20 Class DI
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	1,064	135	2.119% due 10/20/67 (~)(Ê)	5,725	782
Series 2017-H08 Class NI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)	6,659	746	2.067% due 10/20/67 (~)(Ê)	3,403	438
Series 2017-H09 Class DI			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)	5,736	517	1.629% due 10/20/67 (~)(Ê)	20,678	1,698
Series 2017-H09 Class IO			Series 2017-H22 Class DI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	5,335	511	2.084% due 11/20/67 (~)(Ê)	7,970	1,042
Series 2017-H11 Class DI			Series 2017-H22 Class EI
Interest Only STRIP			Interest Only STRIP
1.848% due 05/20/67 (~)(Ê)	999	136	2.220% due 10/20/67 (~)(Ê)	4,563	515
Series 2017-H13 Class QI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	12,428	1,414	2.032% due 10/20/67 (~)(Ê)	8,361	1,096
Series 2017-H14 Class JI			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	453	62	2.042% due 11/20/67 (~)(Ê)	2,981	387
Series 2017-H14 Class LI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
2.354% due 06/20/67 (~)(Ê)(Š)	4,994	568	1.641% due 11/20/67 (~)(Ê)	15,145	1,034
Series 2017-H15 Class CI			Series 2017-H25 Class IO
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	6,423	436	1.816% due 11/20/67 (~)(Ê)(Š)	4,218	477
Series 2017-H16 Class EI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
1.637% due 08/20/67 (~)(Ê)	9,793	965	1.667% due 02/20/48 (Ê)	18,553	828

See accompanying notes which are an integral part of the financial statements.

778 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-21 Class IN			Series 2018-H02 Class KI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/48	4,628	945	1.764% due 02/20/68 (~)(Ê)	7,360	637
Series 2018-33 Class IO			Series 2018-H03 Class XI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/20/48	3,240	604	2.028% due 02/20/68 (~)(Ê)	4,659	613
Series 2018-67 Class SC			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
4.293% due 05/20/48 (Ê)	3,722	545	1.778% due 02/20/68 (~)(Ê)	6,520	466
Series 2018-77 Class IO			Series 2018-H04 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/48	3,385	640	1.731% due 02/20/68 (~)(Ê)	2,879	382
Series 2018-89 Class LS			Series 2018-H05 Class ID
Interest Only STRIP			Interest Only STRIP
4.154% due 06/20/48 (Ê)	5,331	789	1.865% due 03/20/68 (~)(Ê)	3,258	440
Series 2018-100 Class S			Series 2018-H05 Class IE
Interest Only STRIP			Interest Only STRIP
4.115% due 07/20/48 (Ê)	11,676	1,580	1.906% due 02/20/68 (~)(Ê)	6,121	856
Series 2018-104 Class SD			Series 2018-H06 Class HI
Interest Only STRIP			Interest Only STRIP
4.120% due 08/20/48 (Ê)	9,319	1,285	1.623% due 04/20/68 (~)(Ê)	4,220	321
Series 2018-105 Class SG			Series 2018-H06 Class KI
Interest Only STRIP			Interest Only STRIP
4.150% due 08/20/48 (Ê)	4,190	656	1.453% due 04/20/68 (~)(Ê)	3,658	463
Series 2018-121 Class SQ			Series 2018-H08 Class AI
Interest Only STRIP			Interest Only STRIP
4.135% due 09/20/48 (Ê)	12,913	1,827	1.725% due 03/20/68 (~)(Ê)	20,882	1,051
Series 2018-127 Class IA			Series 2018-H08 Class FI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	6,348	568	1.478% due 06/20/68 (~)(Ê)	10,759	1,249
Series 2018-127 Class IB			Series 2018-H08 Class IO
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	2,612	308	1.822% due 06/20/68 (~)(Ê)	15,882	1,276
Series 2018-127 Class IC			Series 2018-H09 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/44	933	188	1.680% due 06/20/68 (~)(Ê)	11,700	1,492
Series 2018-127 Class ID			Series 2018-H11 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	10,378	1,356	1.560% due 06/20/68 (~)(Ê)	6,489	767
Series 2018-H01 Class AI			Series 2018-H11 Class CI
Interest Only STRIP			Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)	5,094	683	1.656% due 07/20/68 (~)(Ê)	13,313	1,700
Series 2018-H01 Class CI			Series 2018-H13 Class DI
Interest Only STRIP			Interest Only STRIP
1.652% due 01/20/68 (~)(Ê)	4,066	392	1.680% due 08/20/68 (~)(Ê)	6,007	730
Series 2018-H01 Class KI			Series 2018-H13 Class IA
Interest Only STRIP			Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)	8,004	749	1.680% due 08/20/68 (~)(Ê)	5,160	618
Series 2018-H01 Class XI			Series 2018-H13 Class NI
Interest Only STRIP			Interest Only STRIP
2.076% due 01/20/68 (~)(Ê)	5,913	872	2.160% due 08/20/68 (~)(Ê)	12,473	1,495
Series 2018-H02 Class AI			ML-CFC Commercial Mortgage Trust
Interest Only STRIP			Series 2006-4 Class C
1.810% due 01/20/68 (~)(Ê)	3,951	521	5.324% due 12/12/49 (~)(Ê)	242	235

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 779

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Morgan Stanley Bank of America Merrill				Chile Bonos de la Tesoreria
Lynch Trust				4.500% due 03/01/26	CLP	1,545,000	2,377
Series 2013-C12 Class E				Series 30YR
4.764% due 10/15/46 (~)(Ê)(Þ)		818	726	6.000% due 01/01/43	CLP	290,000	547
Morgan Stanley Capital I Trust				Colombian TES
Series 2011-C3 Class G				Series B
5.188% due 07/15/49 (~)(Ê)(Þ)		338	297	10.000% due 07/24/24	COP	4,744,100	1,730
Series 2012-C4 Class E				Colombian Titulos de Tesoreria
5.421% due 03/15/45 (~)(Ê)(Þ)		563	526
UBS-Barclays Commercial Mortgage				Series B
Trust				7.000% due 05/04/22	COP	7,772,700	2,513
Series 2013-C6 Class E				CPI Property Group SA
3.500% due 04/10/46 (Þ)		220	168	4.375% due 05/09/52 (Ê)(ƒ)	EUR	210	223
WFRBS Commercial Mortgage Trust				Crown European Holdings SA
Series 2011-C4 Class E				Series REGS
5.248% due 06/15/44 (~)(Ê)(Þ)		78	77	2.875% due 02/01/26	EUR	600	703
				Czech Republic Government Bond
			457,674
Non-US Bonds - 3.2%				Series 94
ABN AMRO Bank NV				0.950% due 05/15/30	CZK	21,940	859
4.750% due 12/31/99 (Ê)(ƒ)	EUR	200	224	Series 97
ADO Properties SA				0.450% due 10/25/23	CZK	54,820	2,265
				DBS Group Holdings, Ltd.
Series 1-15
1.500% due 07/26/24	EUR	500	558	Series GMTN
Akelius Residential Property AB				1.500% due 04/11/28 (~)(Ê)	EUR	215	242
1.750% due 02/07/25	EUR	290	331	Electricite de France SA
Allergan Funding SCS				6.000% due 12/29/49 (~)(Ê)(ƒ)	GBP	500	686
2.625% due 11/15/28	EUR	166	200	Galp Energia SGPS SA
America Movil SAB de CV				1.000% due 02/15/23	EUR	300	338
1.500% due 03/10/24	EUR	530	621	Gazprom OAO Via Gaz Capital SA
Ardagh Packaging Finance PLC /				4.250% due 04/06/24	GBP	200	270
Ardagh Holdings USA, Inc.				Global Switch Holdings, Ltd.
Series REGS				2.250% due 05/31/27	EUR	540	629
4.750% due 07/15/27	GBP	640	812	Governor and Company of the Bank of
Argentine Republic Government				Ireland
International Bond				7.375% due 12/29/49 (~)(Ê)	EUR	200	238
18.200% due 10/03/21	ARS	16,164	272	Groupama SA
Bank of Ireland				6.375% due 05/29/49 (~)(Ê)(ƒ)	EUR	300	387
7.375% due 12/29/49 (~)(Ê)(ƒ)	EUR	200	238	Heathrow Funding, Ltd.
Bankia SA				6.750% due 12/03/26	GBP	450	773
6.000% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	226	HT1 Funding GmbH
BAWAG Group AG				1.819% due 07/29/49 (~)(Ê)(ƒ)	EUR	160	162
5.000% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	217	Indonesia Treasury Bond
BHP Billiton Finance, Ltd.				Series FR56
6.500% due 10/22/77 (Ê)	GBP	760	1,112	8.375% due 09/15/26	IDR	44,421,000	3,259
BPPE Holdings SARL				Series FR72
2.200% due 07/24/25	EUR	635	741	8.250% due 05/15/36	IDR	41,348,000	2,895
Brazil Notas do Tesouro Nacional				LKQ European Holdings BV
Series NTNF				Series REGS
10.000% due 01/01/21	BRL	560	154	3.625% due 04/01/26	EUR	172	202
10.000% due 01/01/25	BRL	6,693	1,864	Mexican Bonos
10.000% due 01/01/27	BRL	4,796	1,336	Series M 20
Caixa Geral de Depositos SA				7.500% due 06/03/27	MXN	50,285	2,558
10.750% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	261	Series M
Cemex SAB de CV				5.750% due 03/05/26	MXN	57,400	2,662
Series REGS				7.750% due 05/29/31	MXN	36,782	1,866
3.125% due 03/19/26	EUR	300	344

See accompanying notes which are an integral part of the financial statements.

780 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Mitsubishi UFJ Investor Services &				1.125% due 03/26/22	EUR	100	110
Banking SA				Telefonica Europe BV
Series PRX				2.625% due 12/31/99 (Ê)(ƒ)	EUR	100	109
4.190% due 12/15/50 (~)(Ê)	EUR	100	62	Telenet Finance Luxembourg Notes Sarl
Next PLC				Series REGS
3.625% due 05/18/28	GBP	170	226	3.500% due 03/01/28	EUR	500	570
Orange SA				Tesco Corporate Treasury Services PLC
1.500% due 09/09/27	EUR	300	355	2.500% due 07/01/24	EUR	415	503
Pension Insurance Corp. PLC				Thailand Government Bond
Series GBP				2.550% due 06/26/20	THB	105,830	3,344
5.625% due 09/20/30	GBP	224	291	2.000% due 12/17/22	THB	8,340	261
Peruvian Government International Bond				3.625% due 06/16/23	THB	111,940	3,724
Series REGS				Ubisoft Entertainment SA
6.350% due 08/12/28	PEN	5,435	1,788	1.289% due 01/30/23	EUR	300	339
6.900% due 08/12/37	PEN	2,230	752	UPCB Finance VII, Ltd.
Petrobras Global Finance BV				Series REGS
4.750% due 01/14/25	EUR	100	124	3.625% due 06/15/29	EUR	125	147
Petroleos Mexicanos				Virgin Media Secured Finance PLC
2.750% due 04/21/27	EUR	450	452	Series REGS
Phoenix Group Holdings				11.000% due 01/15/21 (~)(Ê)	GBP	100	146
5.750% due 12/31/99 (~)(Ê)(ƒ)	GBP	400	476	5.000% due 04/15/27	GBP	470	621
Prologis International Funding II SA				Volkswagen Leasing GmbH
2.375% due 11/14/30	EUR	345	419	1.125% due 04/04/24	EUR	240	272
Republic of Colombia Government Bond				Western Power Distribution PLC
Series B				3.625% due 11/06/23	GBP	210	288
7.750% due 09/18/30	COP	5,137,700	1,701	Wind Tre SpA
Romania Government International Bond				Series REGS
Series 10Y				2.625% due 01/20/23	EUR	153	167
5.850% due 04/26/23	RON	5,100	1,273	Ziggo Secured Finance BV
Series 15YR				Series REGS
5.800% due 07/26/27	RON	1,400	351	4.250% due 01/15/27	EUR	163	191
Rothesay Life PLC
6.875% due 12/31/99 (~)(Ê)(ƒ)	GBP	200	251				69,853
Russian Federal Bond - OFZ				United States Government Treasuries - 0.1%
				United States Treasury Notes
Series 6212				4.750% due 02/15/37		440	569
7.050% due 01/19/28	RUB	312,784	4,579
Scentre Group Trust 1 / Scentre Group				4.375% due 11/15/39		275	344
Trust 2							913
Series EMTn				Total Long-Term Investments
1.750% due 04/11/28	EUR	390	462	(cost $735,224)			731,068
Solvay SA				Common Stocks - 61.4%
4.250% due 12/31/99 (~)(Ê)(ƒ)	EUR	200	242	Consumer Discretionary - 6.5%
South Africa Government International				adidas AG - ADR		9,698	1,247
Bond				AdStar, Inc. (Æ)		63,538	3,262
Series 2030				Aisin Seiki Co. , Ltd.		25,300	974
8.000% due 01/31/30	ZAR	42,991	2,775	Amazon. com, Inc. (Æ)		8,601	16,571
Series 2037				AutoZone, Inc. (Æ)		641	659
8.500% due 01/31/37	ZAR	58,700	3,693	Boyd Gaming Corp.		24,370	701
State Grid Overseas Investment, Ltd.				Brunswick Corp.		70,662	3,619
Series REGS				Century Casinos, Inc. (Æ)		250,175	2,277
1.250% due 05/19/22	EUR	485	556	Century Communities, Inc. (Æ)		81,421	2,071
TDF Infrastructure SAS				City Developments, Ltd.		158,400	1,042
2.875% due 10/19/22	EUR	200	236	Costco Wholesale Corp.		4,222	1,037
Telecom Italia Finance SA				Del Taco Restaurants, Inc. (Æ)		116,791	1,174
7.750% due 01/24/33	EUR	70	102	Dick's Sporting Goods, Inc.		14,944	553
Telecom Italia SpA

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 781

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dollar General Corp.	9,016	1,137	BrasilAgro - Co. Brasileira de	48,323	191
Dollarama, Inc.	48,834	1,467	Propriedades Agricolas
Dongfeng Motor Group Co. , Ltd. Class H	6,062,256	5,870	Carrefour SA	36,032	702
E-MART, Inc.	9,390	1,383	Casino Guichard Perrachon SA	15,005	615
Embraer SA	182,535	914	Church & Dwight Co. , Inc.	1,951	146
Estacio Participacoes SA	207,897	1,441	Constellation Brands, Inc. Class A	5,681	1,202
Five Below, Inc. (Æ)	3,871	567	Cott Corp.	288,138	4,468
Foot Locker, Inc.	8,736	500	Farmer Brothers Co. (Æ)	161,074	3,247
G4S PLC	3,785,142	10,697	Golden Agri-Resources, Ltd.	14,611,300	3,118
Garmin, Ltd.	7,677	658	Japan Tobacco, Inc.	172,800	4,006
General Motors Co.	204,995	7,985	Kernel Holding SA	28,054	389
Genuine Parts Co.	5,897	605	Keurig Dr Pepper, Inc. (Ñ)	182,630	5,309
Graham Holdings Co. Class B	753	560	Kraft Heinz Co. (The)	131,827	4,382
Hankook Tire Co. , Ltd.	22,923	780	Lenta, Ltd. - GDR(Æ)	490,885	1,762
Home Depot, Inc. (The)	651	133	Mondelez International, Inc. Class A	14,889	757
Honda Motor Co. , Ltd.	196,700	5,480	Procter & Gamble Co. (The)	15,881	1,691
			Shanghai Pharmaceuticals Holding Co. ,
Hyundai Motor Co.	15,086	1,789		523,200	1,096
			Ltd. Class H
Interpublic Group of Cos. , Inc. (The)	23,197	534	Swedish Match AB	12,247	598
Koito Manufacturing Co. , Ltd.	229,600	13,711	Walgreens Boots Alliance, Inc.	8,705	466
Largan Precision Co. , Ltd.	5,000	752	WH Group, Ltd. (Þ)	951,500	1,130
LGI Homes, Inc. (Æ)(Ñ)	27,884	1,933
Libbey, Inc. (Æ)	254,180	635			38,314

Mazda Motor Corp.	150,200	1,782	Energy - 2.5%
McDonald's Corp.	4,400	869	BP PLC	200,294	1,456
Megacable Holdings SAB de CV	207,322	914	Cabot Oil & Gas Corp.	37,260	965
Murata Manufacturing Co. , Ltd.	54,300	2,923	Chevron Corp.	2,360	283
Nike, Inc. Class B	33,393	2,933	ConocoPhillips	7,763	490
Nissan Motor Co. , Ltd.	565,100	4,520	Crescent Point Energy Corp.	314,898	1,213
NOK Corp.	191,500	3,072	Denison Mines Corp. (Æ)(Ñ)	811,775	442
Omnicom Group, Inc.	8,579	687	Enerflex, Ltd.	49,432	684
Panasonic Corp.	77,700	715	ENI SpA - ADR	48,689	830
Peugeot SA	35,267	924	EOG Resources, Inc.	12,248	1,176
Sumitomo Electric Industries, Ltd.	439,100	5,790	Exxon Mobil Corp.	18,970	1,523
Takashimaya Co. , Ltd.	40,000	450	Fission Uranium Corp. (Æ)	1,821,175	734
Tapestry, Inc.	64,043	2,067	Gazprom PJSC	1,686,930	4,275
Teleperformance - GDR	3,062	588	Gulfport Energy Corp. (Æ)	210,818	1,381
TJX Cos. , Inc.	18,473	1,014	Imperial Oil, Ltd.	5,966	173
Tower International, Inc.	137,300	3,205	JX Holdings, Inc.	105,300	510
Tribune Media Co. Class A	7,693	355	Kinder Morgan, Inc.	122,602	2,436
Ulta Salon Cosmetics & Fragrance, Inc.
(Æ)	4,939	1,724	Lukoil PJSC - ADR	33,675	2,865
VF Corp.	6,751	637	Magellan Midstream Partners, LP	12,650	784
Walmart, Inc.	13,918	1,431	Matrix Service Co. (Æ)	157,155	3,082
Walt Disney Co. (The)	26,472	3,626	McDermott International, Inc. (Æ)(Ñ)	288,643	2,335
Weichai Power Co. , Ltd. Class H	1,131,000	1,850	Neste OYJ	13,380	441
Williams-Sonoma, Inc. (Ñ)	9,493	543	Occidental Petroleum Corp.	140,374	8,265
Yageo Corp.	92,000	905	Oil Refineries, Ltd. (Æ)	865,975	425
Yamada Denki Co. , Ltd. (Ñ)	543,200	2,573	Parkland Fuel Corp.	8,943	276
Yamaha Motor Co. , Ltd.	26,600	544	Pason Systems, Inc.	21,800	325
			PBF Energy, Inc. Class A	14,407	484
		141,359	PetroChina Co. , Ltd. Class H	2,508,000	1,594

Consumer Staples - 1.8%			Petrofac, Ltd.	74,239	432
Archer-Daniels-Midland Co.	62,739	2,798	Phillips 66	6,471	610
Astarta Holding NV(Æ)	35,714	241	Range Resources Corp. (Ñ)	456,608	4,128
			Royal Dutch Shell PLC Class A	26,514	845

See accompanying notes which are an integral part of the financial statements.

782 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sasol, Ltd. - ADR	24,585	814	Chiba Bank, Ltd. (The)	99,000	518
S-Oil Corp.	8,113	641	Chimera Investment Corp. (ö)	27,132	520
Tatneft PJSC - ADR	29,511	2,081	China CITIC Bank Corp. , Ltd. Class H	2,529,000	1,622
Total SA	16,547	923	China Construction Bank Corp. Class H	2,380,000	2,099
Tupras Turkiye Petrol Rafinerileri AS	55,393	1,146	China Everbright, Ltd.	424,000	771
Williams Cos. , Inc. (The)	93,294	2,643	China Overseas Land & Investment, Ltd.	172,000	644
YPF SA - ADR	90,447	1,224	CIFI Holdings Group Co. , Ltd.	2,372,000	1,578
		54,934	Cincinnati Financial Corp.	7,602	731
			Citigroup, Inc.	186,921	13,215
Financial Services - 17.1%			CK Asset Holdings, Ltd.	310,000	2,491
Activia Properties, Inc. (ö)	354	1,479	Close Brothers Group PLC	6,452	131
ADO Properties SA(Þ)	12,032	632	CME Group, Inc. Class A	11,535	2,064
Aedifica(ö)	3,247	292	Commerce Bancshares, Inc.	9,565	578
Aflac, Inc.	24,086	1,213	Consolidated-Tomoka Land Co.	14,997	930
Agree Realty Corp. (ö)	15,948	1,044	Covivio(ö)	9,770	1,057
Agricultural Bank of China, Ltd. Class H	3,295,000	1,518	Cowen Group, Inc. Class A(Æ)(Ñ)	92,053	1,542
Aldar Properties PJSC	1,639,137	795	Credit Agricole SA	44,099	605
Alleghany Corp. (Æ)	184	121	Credit Saison Co. , Ltd.	158,600	2,024
Allied Properties Real Estate Investment			Crown Castle International Corp. (ö)	18,402	2,315
	56,347	1,995
Trust(ö)			Cullen/Frost Bankers, Inc.	5,335	543
alstria office AG(ö)	61,381	962	CyrusOne, Inc. (ö)	26,075	1,452
American Express Co.	13,971	1,638	Dah Sing Banking Group, Ltd.	124,800	239
American International Group, Inc.	218,251	10,382	Dai-ichi Life Holdings, Inc.	190,200	2,738
American Tower Corp. (ö)	16,043	3,133	Daiwa Office Investment Corp. (ö)	75	506
Americold Realty Trust(Ñ)(ö)	48,216	1,543	Daiwa Securities Group, Inc.	455,000	2,114
Apartment Investment & Management	28,779	1,421	Deutsche Wohnen SE	75,253	3,387
Co. Class A(ö)
Arch Capital Group, Ltd. (Æ)	18,937	640	Digital Realty Trust, Inc. (ö)	22,547	2,654
Assura PLC(ö)	1,065,720	829	Direct Line Insurance Group PLC	121,141	522
Assured Guaranty, Ltd.	9,881	471	Dundee Corp. Class A(Æ)(Ñ)	82,535	70
Banco Macro SA - ADR	8,489	344	Edenred	14,365	678
			Emlak Konut Gayrimenkul Yatirim
Bank of China, Ltd. Class H	1,655,000	788		3,470,700	878
			Ortakligi AS(ö)
Bank of Georgia Group PLC	8,195	184	Empire State Realty Trust, Inc. Class
Bank of Montreal	7,294	576	A(ö)	83,253	1,287
BB Seguridade Participacoes SA	192,010	1,384	Entra ASA(Þ)	52,889	766
Berkshire Hathaway, Inc. Class B(Æ)	6,129	1,328	Equinix, Inc. (Æ)(ö)	4,034	1,834
Big Yellow Group PLC(ö)	50,420	686	Equity LifeStyle Properties, Inc. Class	17,180	2,005
Blackstone Group, LP (The)	87,249	3,443	A(ö)
Boardwalk Real Estate Investment			Erste Group Bank AG	14,643	587
Trust(Ñ)(ö)	64,618	1,876	Essex Property Trust, Inc. (ö)	14,097	3,982
BOC Aviation, Ltd. (Þ)	172,700	1,487	Etalon Group, Ltd. - GDR	874,456	1,618
British Land Co. PLC (The)(ö)	119,753	928	Extra Space Storage, Inc. (ö)	37,105	3,847
Brookfield Asset Management, Inc.			FactSet Research Systems, Inc.	1,396	385
	11,689	564
Class A			First Foundation, Inc.	291,469	4,142
Brown & Brown, Inc.	4,254	135	Fubon Financial Holding Co. , Ltd.	398,000	587
CA Immobilien Anlagen AG	12,190	427	Gecina SA(ö)	5,797	865
CaixaBank SA	131,623	420	GF Securities Co. , Ltd. Class H	449,000	607
Canadian Imperial Bank of Commerce	6,337	534	Goodman Group(ö)	123,113	1,142
CapitaLand Commercial Trust, Ltd. (ö)	379,000	541	GPT Group (The)(ö)	392,669	1,586
CapitaLand, Ltd.	386,600	1,004	Grupo Financiero Galicia SA - ADR	14,794	322
Castellum AB	55,549	998	Haitong Securities Co. , Ltd. Class H	841,200	1,085
Catena AB	20,140	518	Hana Financial Group, Inc.	72,554	2,286
CBRE Group, Inc. Class A(Æ)	18,171	946	Hang Lung Properties, Ltd. - ADR	637,000	1,495
Central Pacific Financial Corp.	95,799	2,875	Hang Seng Bank, Ltd.	10,800	283
Charles Schwab Corp. (The)	30,498	1,396	HomeStreet, Inc. (Æ)	297,340	8,367
Charter Hall Group - ADR(ö)	197,645	1,367	Hopewell Holdings, Ltd. (Š)	35,000	173

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 783

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Host Hotels & Resorts, Inc. (ö)	34,950	672	PAX Global Technology, Ltd.	2,177,000	1,014
ICICI Bank, Ltd.	601,996	3,517	PayPal Holdings, Inc. (Æ)	118,577	13,372
Immofinanz AG(Æ)	28,299	726	Pebblebrook Hotel Trust(Ñ)(ö)	42,618	1,388
Industrial Bank Co. , Ltd. Class A	767,200	2,268	PICC Property & Casualty Co. , Ltd.	899,000	1,010
Industrial Logistics Properties Trust(ö)	190,582	3,783	Class H
			Piedmont Office Realty Trust, Inc. Class
ING Groep NV	60,261	768	A(ö)	103,854	2,162
Inmobiliaria Colonial SOCIMI SA(ö)	105,571	1,136	Ping An Insurance Group Co. of China,
Interactive Brokers Group, Inc. Class			Ltd. Class H	199,500	2,404
	93,023	5,046
A(Ñ)			PNC Financial Services Group, Inc.
Intercontinental Exchange, Inc.	8,020	652	(The)	3,396	465
Invincible Investment Corp. (ö)	1,592	806	Popular, Inc.	96,977	5,597
Invitation Homes, Inc. (ö)	140,322	3,488	Poste Italiane SpA(Þ)	60,769	648
Jack Henry & Associates, Inc.	999	149	Progressive Corp. (The)	9,950	778
John Laing Group PLC(Þ)	109,185	547	Prologis, Inc. (ö)	95,153	7,295
JPMorgan Chase & Co.	81,647	9,475	Public Storage(ö)	13,546	2,996
KB Financial Group, Inc.	66,020	2,611	Raiffeisen Bank International AG	17,994	480
Kemper Corp.	49,089	4,412	Real Estate Credit Investments, Ltd.	63,999	147
Kilroy Realty Corp. (ö)	39,852	3,065	Realty Income Corp. (ö)	42,741	2,992
Klepierre SA - GDR(ö)	53,894	1,915	Regency Centers Corp. (ö)	31,977	2,148
Land Securities Group PLC(ö)	45,381	546	Reinsurance Group of America, Inc.	3,463	525
LEG Immobilien AG	12,295	1,431	Class A
Legal & General Group PLC	25,210	92	Royal Bank of Canada - GDR	10,771	858
LIC Housing Finance, Ltd.	237,062	1,694	Royal Bank of Scotland Group PLC	1,410,391	4,410
Life Storage, Inc. (Æ)(ö)	11,253	1,072	Sabra Health Care REIT, Inc. (ö)	52,725	1,031
Link REIT(ö)	365,000	4,252	Samsung Card Co. , Ltd.	19,643	624
LondonMetric Property PLC(ö)	204,740	540	SBA Communications Corp. (Æ)(ö)	17,135	3,491
M&T Bank Corp.	4,390	747	Sberbank of Russia PJSC Class T	677,035	2,362
Marsh & McLennan Cos. , Inc.	2,423	228	Segro PLC(ö)	193,139	1,709
MasterCard, Inc. Class A	41,125	10,456	Sekisui House Reit, Inc. (ö)	828	598
Mediobanca SpA	66,473	704	Shinhan Financial Group Co. , Ltd.	30,757	1,161
Merlin Properties SOCIMI SA(ö)	46,328	631	SITE Centers Corp. (ö)	27,057	358
			Skandinaviska Enskilda Banken AB
MGIC Investment Corp. (Æ)	511,479	7,488	Class A	10,286	98
Mirvac Group(ö)	268,096	535	Sprott, Inc.	852,270	1,908
Mitsubishi Estate Co. , Ltd.	211,200	3,546	Starwood Property Trust, Inc. (ö)	24,404	563
Mitsubishi UFJ Financial Group, Inc.	799,900	4,008	State Bank of India(Æ)	278,356	1,241
Moscow Exchange MICEX-RTS PJSC	787,949	1,111	Sumitomo Mitsui Financial Group, Inc.	149,300	5,411
MS&AD Insurance Group Holdings, Inc.	28,300	876	Sumitomo Mitsui Trust Holdings, Inc.	50,100	1,744
Nasdaq, Inc.	281	26	Sumitomo Realty & Development Co. ,	37,800	1,396
National Bank Holdings Corp. Class A	79,310	3,033	Ltd.
New Residential Investment Corp. (ö)	32,673	549	Sun Communities, Inc. (ö)	16,642	2,048
New World Development Co. , Ltd.	1,592,000	2,627	Sun Hung Kai Properties, Ltd.	49,000	844
NewStar Financial, Inc. (Æ)(Š)	19,324	5	Sun Life Financial, Inc.	1,875	78
Nippon Building Fund, Inc. (ö)	237	1,527	Sunstone Hotel Investors, Inc. (ö)	46,580	671
Nippon Prologis REIT, Inc. (Æ)(ö)	383	823	Swire Properties, Ltd.	508,600	2,063
NIPPON REIT Investment Corp. (ö)	154	575	Taubman Centers, Inc. (ö)	10,366	511
Nomura Holdings, Inc.	887,000	3,382	TD Ameritrade Holding Corp.	27,836	1,464
Nomura Real Estate Holdings, Inc.	29,200	620	Times Property Holdings, Ltd.	704,000	1,275
Nomura Real Estate Master Fund, Inc. (ö)	540	792	Tokyo Tatemono Co. , Ltd.	68,300	765
Old Republic International Corp.	26,270	587	Tokyu Fudosan Holdings Corp.	285,700	1,601
Oritani Financial Corp.	24,708	429	Torchmark Corp.	4,940	433
Orix JREIT, Inc. (ö)	1,111	1,950	Toronto Dominion Bank	12,983	741
Oversea-Chinese Banking Corp. , Ltd.	74,500	663	Turkiye Garanti Bankasi AS(Æ)	777,303	1,066
Park Hotels & Resorts, Inc. (ö)	46,686	1,498	Turkiye Halk Bankasi AS	228,055	224
Parkway Life Real Estate Investment			UDR, Inc. (ö)	141,816	6,375
	251,300	534
Trust(Æ)(ö)			Umpqua Holdings Corp.	5,276	92

See accompanying notes which are an integral part of the financial statements.

784 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UNITE Group PLC (The)(ö)	60,713	746	Pfizer, Inc.	220,648	8,961
United Overseas Bank, Ltd.	31,600	647	Premier, Inc. Class A(Æ)	13,188	438
Uranium Participation Corp. (Æ)	644,494	2,088	Quest Diagnostics, Inc.	45,236	4,360
US Bancorp	14,145	754	Smith & Nephew PLC	6,208	120
VEREIT, Inc. (ö)	349,312	2,885	Stryker Corp.	4,785	904
VICI Properties, Inc. (ö)	56,021	1,277	Teleflex, Inc.	1,969	563
Visa, Inc. Class A	14,263	2,345	Thermo Fisher Scientific, Inc.	3,722	1,033
Waterstone Financial, Inc.	4,646	77	UnitedHealth Group, Inc.	10,868	2,533
Weingarten Realty Investors(ö)	49,438	1,431	Universal Health Services, Inc. Class B	5,178	657
Wells Fargo & Co.	176,652	8,552	Varian Medical Systems, Inc. (Æ)	312
Welltower, Inc. (ö)	75,541	5,630	West Pharmaceutical Services, Inc.	5,000	619
WR Berkley Corp.	13,054	800			94,882
		371,804
			Materials and Processing - 6.3%
Health Care - 4.4%			Allegheny Technologies, Inc. (Æ)(Ñ)	83,518	2,081
Abbott Laboratories	80,467	6,402	Aluminum Corp. of China, Ltd. Class	2,970,000	1,163
Agilent Technologies, Inc.	7,370	579	H(Æ)
Align Technology, Inc. (Æ)	4,679	1,519	Anhui Conch Cement Co. , Ltd. Class H	414,500	2,523
Amgen, Inc.	5,307	952	Antofagasta PLC	96,543	1,145
AMN Healthcare Services, Inc. (Æ)	8,950	466	Asahi Glass Co. , Ltd.	22,800	777
Anthem, Inc. (Æ)	3,330	876	Bear Creek Mining Corp. (Æ)	129,963	136
AstraZeneca PLC	7,169	534	Cameco Corp. Class A	411,293	4,540
Baxter International, Inc.	12,571	959	CCR SA	420,363	1,253
Bayer AG	42,733	2,840	Centerra Gold, Inc. (Æ)	630,419	3,209
BeiGene, Ltd. - ADR(Æ)(Ñ)	42,536	5,284	DowDuPont, Inc.	196,717	7,564
Biogen, Inc. (Æ)	1,528	350	Eastman Chemical Co.	113,096	8,921
Bio-Rad Laboratories, Inc. Class A(Æ)	27,987	8,422	Formosa Plastics Corp.	190,000	689
Boston Scientific Corp. (Æ)	14,315	531	Gabriel Resources, Ltd. (Æ)	3,291,528	1,044
Bristol-Myers Squibb Co.	107,872	5,008	Getlink SE	14,830	239
Bruker Corp.	16,293	629	Gold Fields, Ltd. - ADR	289,959	1,082
			Grupo Cementos de Chihuahua SAB
Chemed Corp.	1,795	587		114,140	654
			de CV
China Resources Pharmaceutical Group,	1,111,000	1,579	Haynes International, Inc.	83,044	2,683
Ltd. (Þ)
Chr Hansen Holding A/S	35,445	3,620	Huaxin Cement Co. , Ltd. Class A	755,884	3,032
Coloplast A/S Class B	30,057	3,243	Huntsman Corp.	428,393	9,527
Eli Lilly & Co.	8,609	1,008	Impala Platinum Holdings, Ltd. (Æ)	434,127	1,741
Encompass Health Corp. (Æ)	7,796	502	Ingersoll-Rand PLC	5,348	656
Exact Sciences Corp. (Æ)	19,524	1,927	International Tower Hill Mines, Ltd. (Æ)	233,332	107
Fluidigm Corp. (Æ)	312,482	4,294	Ivanhoe Mines, Ltd. Class A(Æ)	352,306	857
Genmab A/S(Æ)	31,345	5,202	JFE Holdings, Inc.	116,700	2,005
GlaxoSmithKline PLC - ADR	29,131	597	KGHM Polska Miedz SA(Æ)	16,986	458
HCA Healthcare, Inc.	5,280	672	Kumho Petrochemical Co. , Ltd.	18,153	1,427
Henry Schein, Inc. (Æ)	2,126	136	Lundin Gold, Inc. (Æ)	348,978	1,368
Hill-Rom Holdings, Inc.	5,538	562	MHP SE - GDR	153,830	1,723
Humana, Inc.	1,781	455	New Gold, Inc. (Æ)(Ñ)	2,116,275	1,862
Illumina, Inc. (Æ)	4,636	1,446	Newcrest Mining, Ltd.	275,584	4,859
Intuitive Surgical, Inc. (Æ)	1,991	1,017	NexGen Energy, Ltd. (Æ)	1,114,095	1,763
IQVIA Holdings, Inc. (Æ)	17,172	2,385	NGK Insulators, Ltd.	176,400	2,594
Johnson & Johnson	14,773	2,086	Nippon Steel & Sumitomo Metal Corp.	320,300	5,719
Masimo Corp. (Æ)	4,733	616	Nitto Denko Corp.	21,200	1,136
Medtronic PLC	11,811	1,049	Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	360,315	202
Merck & Co. , Inc.	20,251	1,594	Novagold Resources, Inc. (Æ)(Ñ)	650,169	2,601
MLP Saglik Hizmetleri AS(Æ)(Þ)	250,531	500	Owens-Illinois, Inc.	708,626	14,002
Novo Nordisk A/S Class B	80,474	3,938	Pan American Silver Corp.	83,675	1,066
PerkinElmer, Inc.	2,989	286	Polyus PJSC - GDR	44,809	1,763

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 785

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
POSCO	7,452	1,627	Japan Steel Works, Ltd. (The)	13,900	265
Safestore Holdings PLC(ö)	78,867	662	Jardine Matheson Holdings, Ltd.	9,300	612
Schweitzer-Mauduit International, Inc.	56,457	2,008	Jardine Strategic Holdings, Ltd.	2,000	76
Seabridge Gold, Inc. (Æ)(Ñ)	117,501	1,412	JGC Corp.	83,200	1,193
Solvay SA	64,720	7,806	Jiangsu Expressway Co. , Ltd. Class H	1,238,000	1,760
ThyssenKrupp AG - ADR	319,245	4,489	Kaman Corp. Class A	111,482	6,902
Timken Co. (The)	189,866	9,104	Kamigumi Co. , Ltd.	39,500	943
TMK PJSC - GDR	52,968	194	KBR, Inc.	356,067	7,912
Turkiye Sise ve Cam Fabrikalari AS	49,763	51	Koninklijke Vopak NV	4,489	201
Turquoise Hill Resources, Ltd. (Æ)(Ñ)	2,364,245	3,546	Kurita Water Industries, Ltd.	5,600	146
Vale SA	94,785	1,211	Luks Group Vietnam Holdings Co. , Ltd.	468,000	112
Vedanta, Ltd.	460,657	1,105	Mettler-Toledo International, Inc. (Æ)	923	688
Wheaton Precious Metals Corp.	102,807	2,229	Mitsubishi Corp.	89,400	2,461
		135,615	Mitsubishi Heavy Industries, Ltd.	109,200	4,544
			Mitsui & Co. , Ltd.	217,100	3,509
Producer Durables - 7.6%			NGK Spark Plug Co. , Ltd.	310,400	5,977
ACS Actividades de Construccion y			Nippon Yusen	195,000	3,334
	13,355	613
Servicios SA			Norfolk Southern Corp.	4,824	984
Aena SA(Þ)	12,028	2,236	Northrop Grumman Corp.	6,520	1,890
Ametek, Inc.	2,824	249	NWS Holdings, Ltd.	49,000	102
Ardmore Shipping Corp. (Æ)	381,730	2,664	Obayashi Corp.	178,000	1,746
Argan, Inc.	11,123	532	Organo Corp.	24,000	716
Atlantia SpA	93,168	2,542	Orion Group Holdings, Inc. (Æ)	489,691	1,268
Aurizon Holdings, Ltd.	133,952	450	Oshkosh Corp.	87,667	7,240
Automatic Data Processing, Inc.	5,948	978	PACCAR, Inc.	16,604	1,190
Barloworld, Ltd. - ADR	104,002	925	Paychex, Inc.	8,236	694
Canadian National Railway Co.	1,056	98	Promotora y Operadora de
China Merchants Port Holdings Co. , Ltd.	354,000	715	Infraestructura SAB de CV	36,023	366
CK Infrastructure Holdings, Ltd.	76,000	617	Prysmian SpA	187,627	3,617
COSCO Shipping Ports, Ltd.	1,048,000	1,045	Regal Beloit Corp.	6,679	568
CoStar Group, Inc. (Æ)	2,608	1,294	Republic Services, Inc. Class A	2,645	219
Cummins, Inc.	1,304	217	Sany Heavy Industry Co. , Ltd. Class A	694,800	1,255
Danaher Corp.	10,877	1,441	Seiko Epson Corp.	105,500	1,691
Denso Corp.	84,000	3,674	Sinotrans, Ltd. Class H	4,898,000	2,008
Deutsche Lufthansa AG	23,702	572	Sinotruk Hong Kong, Ltd.	322,500	699
Diana Shipping, Inc. (Æ)(Ñ)	319,037	1,015	Swire Pacific, Ltd. Class A	46,500	589
Dycom Industries, Inc. (Æ)	26,765	1,327	Transurban Group - ADR(Æ)	454,712	4,308
East Japan Railway Co.	31,800	2,994	TreeHouse Foods, Inc. (Æ)	92,517	6,197
Eaton Corp. PLC	40,861	3,384	Tsakos Energy Navigation, Ltd.	179,802	579
Expeditors International of Washington,			Tutor Perini Corp. (Æ)	186,227	3,719
	7,328	582
Inc.			Union Pacific Corp.	16,816	2,977
Ferrovial SA	72,846	1,795	United Technologies Corp.	5,016	715
FreightCar America, Inc. (Æ)	164,233	1,136	Universal Truckload Services, Inc.	79,899	1,951
GEA Group AG	95,779	2,677	USA Truck, Inc. (Æ)	129,644	1,846
Generac Holdings, Inc. (Æ)	117,601	6,467	Vectrus, Inc. (Æ)	26,064	1,057
General Electric Co.	134,660	1,369	Vinci SA	17,395	1,761
Granite Construction, Inc.	43,834	1,968	Wabtec Corp. (Ñ)	44,456	3,293
Great Lakes Dredge & Dock Corp. (Æ)	249,961	2,557	Waste Management, Inc.	3,523	378
GS Engineering & Construction Corp.	15,218	530	West Japan Railway Co.	22,000	1,637
Guangshen Railway Co. , Ltd. Class H	4,656,000	1,669	Wilmar International, Ltd.	209,400	561
Hankook Tire Worldwide Co. , Ltd.	35,564	519	YRC Worldwide, Inc. (Æ)	219,549	1,495
HGIM Corp. (Æ)	450	15
ICF International, Inc.	85,603	6,666			165,059

IDEX Corp.	3,737	585	Technology - 10.6%
IHS Markit, Ltd. (Æ)	122,094	6,991	Acacia Communications, Inc. (Æ)	53,543	3,099

See accompanying notes which are an integral part of the financial statements.

786 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Activision Blizzard, Inc.	20,480	987	Twitter, Inc. (Æ)	49,934	1,993
Adobe, Inc. (Æ)	8,268	2,392			229,449
Alibaba Group Holding, Ltd. - ADR(Æ)	68,698	12,749
Alphabet, Inc. Class A(Æ)	8,871	10,636	Utilities - 4.6%
Alphabet, Inc. Class C(Æ)	3,191	3,792	ALLETE, Inc.	4,816	392
Amphenol Corp. Class A	9,742	970	Alliant Energy Corp.	36,426	1,720
Apple, Inc.	44,539	8,938	Ameren Corp.	6,051	440
Atos SE	121,663	12,560	American Electric Power Co. , Inc.	34,441	2,946
Autodesk, Inc. (Æ)	26,782	4,773	AT&T, Inc.	203,433	6,298
Avnet, Inc.	196,530	9,553	Atco, Ltd. Class I	9,325	320
Baidu, Inc. - ADR(Æ)	38,779	6,447	Atmos Energy Corp.	2,591	265
Booking Holdings, Inc. (Æ)	706	1,310	CenterPoint Energy, Inc.	169,504	5,255
China Unicom Hong Kong, Ltd.	1,702,000	2,013	Centrais Eletricas Brasileiras SA	270,212	2,254
Cisco Systems, Inc.	33,307	1,864	Centrica PLC	55,532	77
CommScope Holding Co. , Inc. (Æ)	306,625	7,598	China Mobile, Ltd.	49,000	466
Covetrus, Inc. (Æ)	850	28	China Resources Gas Group, Ltd.	110,000	510
DXC Technology Co.	121,158	7,965	China Telecom Corp. , Ltd. Class H	2,088,000	1,082
Electronic Arts, Inc. (Æ)	60,800	5,755	CLP Holdings, Ltd.	46,500	528
Eutelsat Communications SA	24,049	434	Dominion Energy, Inc.	64,006	4,984
Facebook, Inc. Class A(Æ)	112,369	21,733	DTE Energy Co.	5,186	652
FANUC Corp.	9,500	1,781	Duke Energy Corp.	8,185	746
HKT Trust / HKT, Ltd.	336,000	521	E. ON SE	36,338	390
Hua Hong Semiconductor, Ltd. (Þ)	472,000	1,118	Electricite de France SA	257,299	3,707
Intel Corp.	167,177	8,533	Emera, Inc.	37,859	1,422
InterXion Holding NV(Æ)	37,698	2,608	Endesa SA - ADR	2,042	51
Juniper Networks, Inc.	17,904	497	Enel SpA	110,314	699
Lenovo Group, Ltd.	1,358,000	1,259	ENN Energy Holdings, Ltd.	60,000	567
Microsoft Corp.	54,305	7,092	Entergy Corp.	3,211	311
MicroStrategy, Inc. Class A(Æ)	18,013	2,697	Evergy, Inc.	41,055	2,374
Motorola Solutions, Inc.	4,244	615	Eversource Energy(Æ)	32,365	2,319
Nanya Technology Corp.	340,000	720	Exelon Corp.	9,032	460
NeoPhotonics Corp. (Æ)	587,113	4,010	Federal Grid PJSC	1,250,607,209	3,213
NetScout Systems, Inc. (Æ)	92,231	2,712	Gibson Energy, Inc.	14,770	244
Nokia OYJ - ADR(Ñ)	1,145,320	6,048	Gran Tierra Energy, Inc. (Æ)	127,695	307
NVC Lighting Holdings, Ltd.	2,401,000	214	HighPoint Resources Corp. (Æ)	968,434	2,654
Ooma, Inc. (Æ)	105,948	1,429	Hong Kong & China Gas Co. , Ltd.	228,000	544
Oracle Corp.	14,530	804	Hydro One, Ltd. (Þ)	103,483	1,675
Palo Alto Networks, Inc. (Æ)	7,525	1,872	Iberdrola SA	42,203	384
Plantronics, Inc.	11,834	609	Idacorp, Inc.	3,125	309
QUALCOMM, Inc.	98,716	8,502	KDDI Corp.	138,400	3,164
Realtek Semiconductor Corp.	134,245	906	KT Corp.	16,414	384
Salesforce. com, Inc. (Æ)	15,039	2,487	KT Corp. - ADR	331,306	3,986
Samsung Electronics Co. , Ltd.	138,487	5,427	Lundin Petroleum AB	23,519	767
ServiceNow, Inc. (Æ)	49,324	13,392	Mammoth Energy Services, Inc. (Ñ)	129,221	2,015
SES SA	31,155	530	MEG Energy Corp. Class A(Æ)	734,237	3,266
SK Hynix, Inc.	22,106	1,491	National Grid PLC	180,056	1,967
SMART Global Holdings, Inc. (Æ)(Ñ)	75,290	1,637	NextEra Energy, Inc.	22,966	4,466
Splunk, Inc. (Æ)	59,700	8,241	Nippon Telegraph & Telephone Corp.	85,100	3,533
Synopsys, Inc. (Æ)	5,745	696	NiSource, Inc.	53,394	1,483
Taiwan Semiconductor Manufacturing	293,000	2,475	OGE Energy Corp.	9,079	384
Co. , Ltd.			Orsted A/S(Þ)	3,214	246
Telefonaktiebolaget LM Ericsson Class B	56,172	556	Osaka Gas Co. , Ltd.	52,000	957
Tencent Holdings, Ltd.	168,358	8,342	Parex Resources, Inc. (Æ)	38,029	648
Teradata Corp. (Æ)	31,409	1,428	PCCW, Ltd.	424,000	256
Tripod Technology Corp.	191,000	611	Pembina Pipeline Corp.	12,785	457

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 787

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Pinnacle West Capital Corp.	3,244	309	Technology - 0.0%
Portland General Electric Co.	11,164	584	Samsung Electronics Co. , Ltd.
PPL Corp.	22,476	701	4.205% (Ÿ)		31,867		1,013
Public Service Enterprise Group, Inc.	6,111	365
RusHydro PJSC	509,746,642	4,260	Utilities - 0.0%
RWE AG	17,222	440	Centrais Eletricas Brasileiras SA
Scottish & Southern Energy PLC	94,653	1,413	4.326% (Ÿ)		20,587		182
Severn Trent PLC Class H	50,761	1,348
SmarTone Telecommunications Holdings,	263,500	275	Total Preferred Stocks
Ltd.
Snam Rete Gas SpA	93,996	478	(cost $9,890)				10,272
Southern Co. (The)	19,995	1,064
Superior Plus Corp.	27,037	236	Options Purchased - 0.1%
Telefonica SA - ADR	12,162	102	(Number of Contracts)
			Fannie Mae Bonds
Tokyo Gas Co. , Ltd.	11,000	280	JPMorgan Chase May 2019 99.63
TransCanada Corp.	102,676	4,899	Call (1)	USD	50,000	(ÿ)	3
UGI Corp.	32,097	1,750	JPMorgan Chase May 2019 100.56
Valener, Inc.	20,323	397	Call (1)	USD	75,000	(ÿ)	285
Verbund AG Class A	6,513	323	JPMorgan Chase May 2019 100.98
			Call (1)	USD	27,000	(ÿ)	28
Verizon Communications, Inc.	14,075	805	JPMorgan Chase May 2019 99.57
Vistra Energy Corp.	6,634	181	Put (1)	USD	15,000	(ÿ)	—
WEC Energy Group, Inc. (Æ)	6,757	530	JPMorgan Chase May 2019 99.69
Whiting Petroleum Corp. (Æ)	18,488	506	Put (1)	USD	15,000	(ÿ)	—
			JPMorgan Chase May 2019 101.07
		99,790	Put (1)	USD	15,000	(ÿ)	34
			JPMorgan Chase May 2019 101.19
Total Common Stocks			Put (1)	USD	15,000	(ÿ)	47
			JPMorgan Chase Jun 2019 99.02
(cost $1,233,841)		1,331,206	Put (1)	USD	15,000	(ÿ)	1
Preferred Stocks - 0.5%			JPMorgan Chase Jun 2019 99.21
Consumer Discretionary - 0.1%			Put (1)	USD	15,000	(ÿ)	4
Hyundai Motor Co.			JPMorgan Chase Jun 2019 100.52
			Put (1)	USD	15,000	(ÿ)	29
5.144% due (Ÿ)	15,220	1,140	JPMorgan Chase Jun 2019 100.71
			Put (1)	USD	15,000	(ÿ)	42
Energy - 0.1%			iShares MSCI EAFE ETF
Petroleo Brasileiro SA			Bank of America May 2019 63.53
3.737% (Ÿ)	202,313	1,399	Put (2,680,269)	USD	2,680	(ÿ)	63
			Swaptions
Financial Services - 0.1%			(Counterparty, Fund Receives/Fund
			Pays, Notional, Termination Date)
Bank of America Corp.			(Citigroup, USD 2.226%/USD 3 Month
7.250% due 07/30/2019(¢)	300	396	LIBOR, USD 103,375, 05/30/24)
Itau Unibanco Holding SA			Citigroup May 2019 0.00 Call (1)		103,375	(ÿ)	127
4.477% (Ÿ)	116,400	1,004	(Citigroup, USD 2.468%/USD 3 Month
			LIBOR, USD 106,550, 05/28/29)
New York Community Capital Trust V			Citigroup May 2019 0.00 Call (1)		106,551	(ÿ)	401
6.000% due 11/01/2051	4,910	240	(Goldman Sachs, USD 2.198%/USD 3
			Month LIBOR, USD 103,375, 05/07/24)
		1,640	Goldman Sachs May 2019 0.00
Health Care - 0.0%			Call (1)		103,375	(ÿ)	1
Draegerwerk AG & Co. KGaA			(Citigroup, USD 3 Month LIBOR/USD
0.372% (Ÿ)	7,495	450	2.406%, USD 103,375, 05/30/24)
			Citigroup May 2019 0.00 Put (1)		103,375	(ÿ)	119
			(Goldman Sachs, USD 3 Month LIBOR/
Producer Durables - 0.2%			USD 2.398%, USD 103,375, 05/07/24)
Gol Linhas Aereas Inteligentes SA			Goldman Sachs May 2019 0.00		103,375	(ÿ)	7
0.000% (Ÿ)	103,081	599	Put (1)
Schaeffler AG			Total Options Purchased
8.062% (Ÿ)	450,979	3,849	(cost $4,693)				1,191
		4,448

See accompanying notes which are an integral part of the financial statements.

788 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Warrants & Rights - 0.0%				TCP Capital Corp.
Haitong Securities Co. , Ltd. (Æ)				5.250% due 12/15/19	315		317
2020 Rights		30,042	—	Titan Machinery, Inc.
Harvey Gulf International Marine LLC				3.750% due 05/01/19	633		633
(Æ)				TPG Specialty Lending, Inc.
2043 Warrants		2,016	69	4.500% due 12/15/19	739		744
Pan American Silver Corp. (Æ)
				Twitter, Inc.
2029 Rights		433,729	91	0.250% due 09/15/19	1,103		1,089
Total Warrants & Rights				U. S. Cash Management Fund(@)	209,542,007	(8)	209,584
(cost $182)			160	United States Treasury Bills
Short-Term Investments - 12.6%				2.202% due 05/09/19 (ç)(ž)	2,640		2,639
AK Steel Corp.				2.289% due 05/16/19 (ž)	1,020		1,019
5.000% due 11/15/19		75	75	2.289% due 05/16/19 (ç)(ž)	2,122		2,120
BW Group, Ltd.				2.444% due 06/06/19 (ç)(ž)	3,717		3,708
Series BWLP				2.491% due 06/13/19 (ç)(ž)	3,076		3,067
1.750% due 09/10/19		200	198	2.399% due 06/27/19 (ž)	3,515		3,502
Cemex SAB de CV				2.410% due 07/11/19 (ž)	1,660		1,652
3.720% due 03/15/20		954	949	2.410% due 07/18/19 (ž)	2,475		2,462
Dell, Inc.				2.402% due 07/25/19 (ž)	18,945		18,839
5.875% due 06/15/19		100	100	2.416% due 08/01/19 (ž)	635		631
DHT Holdings, Inc.				2.428% due 08/15/19 (ž)	2,050		2,036
4.500% due 10/01/19		592	600	Vector Group, Ltd.
Education Advisory Board 1st Lien Term				1.750% due 04/15/20 (~)(Ê)	374		376
Loan
6.381% due 02/27/20 (Ê)		452	447	Whiting 1.250% Petroleum due 04/01/20 Corp.	2,503		2,430
Empire State Realty OP, LP				Total Short-Term Investments
2.625% due 08/15/19 (Þ)		1,687	1,683
				(cost $273,982)			273,891
EZCORP, Inc.		750	748	Other Securities - 2.4%
2.125% due 06/15/19				U. S. Cash Collateral Fund(×)(@)	52,665,125	(8)	52,665
Fiat Chrysler Finance Europe SA				Total Other Securities
Series GMTN
6.750% due 10/14/19		450	520	(cost $52,665)			52,665
Forestar Group, Inc.				Total Investments 110.7%
3.750% due 03/01/20		1,167	1,160	(identified cost $2,310,477)			2,400,453
Hungary Government Bond
Series 19/A				Other Assets and Liabilities,
6.500% due 06/24/19	HUF	679,460	2,374	Net - (10.7%)			(232,936)
Huron Consulting Group, Inc.
1.250% due 10/01/19		1,712	1,688	Net Assets - 100.0%			2,167,517
International Game Technology PLC
4.125% due 02/15/20		250	286
Intesa Sanpaolo SpA
5.000% due 09/23/19		50	57
Just Energy Group, Inc.
6.500% due 07/29/19		600	608
New Mountain Finance Corp.
5.000% due 06/15/19		1,054	1,054
Royal Gold, Inc.
2.875% due 06/15/19		695	694
RWT Holdings, Inc.
5.625% due 11/15/19		1,674	1,684
Scorpio Tankers, Inc.
2.375% due 07/01/19 (Þ)		965	956
SolarCity Corp.
1.625% due 11/01/19 (Ñ)		1,198	1,162

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 789

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.3%
ADO Properties SA	03/10/17	EUR	12,032	50.58	609	632
ADT Corp. (The)	03/10/17		500,000	83.89	419	414
Aena SA	03/10/17	EUR	12,028	158.25	1,904	2,236
AIA Group, Ltd.	03/27/18		650,000	99.73	648	669
AIB Group PLC	04/03/19		335,000	100.00	335	338
AIMCO	12/12/17		1,000,000	100.00	1,000	968
Alcoa Nederland Holding BV	07/31/18		650,000	100.19	650	675
Arbor Realty Trust, Inc.	08/16/18		937,000	99.65	934	1,010
ASP AMC Merger Sub, Inc.	09/28/17		73,000	96.68	71	47
Avolon Holdings Funding, Ltd.	04/11/19		160,000	99.32	159	159
Avolon Holdings Funding, Ltd.	04/11/19		70,000	99.46	70	70
BOC Aviation, Ltd.	09/17/18	HKD	172,700	7.74	1,337	1,487
Broadcom, Inc.	03/29/19		240,000	99.53	239	238
China Resources Pharmaceutical Group, Ltd.	01/19/18	HKD	1,111,000	1.37	1,521	1,579
CIFC Funding, Ltd.	12/14/18		300,000	99.03	297	300
CKE Restaurants Holdings, Inc.	05/23/18		129,350	100.00	129	131
Crown Castle Towers LLC	06/26/18		780,000	100.00	780	792
CSC Holdings LLC	03/10/17		600,000	100.21	601	616
CSC Holdings LLC	11/17/17		480,000	101.77	488	494
Daimler Finance NA LLC	02/19/19		300,000	99.77	300	307
Danske Bank A/S	02/28/19		540,000	102.99	556	566
DB Master Finance LLC	03/20/19		235,000	100.00	235	237
Dell International LLC / EMC Corp.	09/29/17		700,000	109.76	768	758
Diamondback Energy, Inc.	09/18/18		290,000	99.77	289	296
Dominos Pizza Master Issuer LLC	04/18/18		693,000	100.64	697	705
Dryden Senior Loan Fund	01/17/19		400,000	93.99	376	380
Empire State Realty OP, LP	11/21/18		1,687,000	99.59	1,680	1,683
Enel Finance International NV	02/07/19		200,000	90.94	182	192
Eni SpA	09/05/18		370,000	99.53	368	379
Entra ASA	03/10/17	NOK	52,889	14.04	742	766
Fidelity National Financial, Inc.	08/08/18		390,000	99.29	387	396
Frontier Communications Corp.	03/08/18		36,000	100.00	36	34
Granite Point	12/07/17		950,000	100.29	953	964
GTT Communications, Inc.	09/25/18		198,000	97.28	193	187
Guggenheim CLO LLC	10/05/18		354,000	99.03	351	339
Hanesbrands, Inc.	11/10/17		739,000	100.10	740	746
Hope Bancorp, Inc.	01/18/19		1,708,000	89.39	1,527	1,540
Hua Hong Semiconductor, Ltd.	07/07/17	HKD	472,000	1.43	676	1,118
Hydro One, Ltd.	05/26/17	CAD	103,483	16.08	1,664	1,675
Indonesia Asahan Aluminium (Persero) PT	01/04/19		275,000	101.90	280	286
Intesa Sanpaolo SpA	03/10/17		710,000	93.40	664	685
Jimmy John's Funding LLC	06/27/17		117,900	100.00	118	118
John Laing Group PLC	04/01/19	GBP	109,185	5.17	565	547
KKR Real Estate Finance Trust, Inc.	05/16/18		1,455,000	100.04	1,456	1,495
LCM Ltd Partnership	04/12/18		500,000	100.00	499	475
Ligand Pharmaceuticals, Inc.	02/12/19		1,250,000	86.32	1,079	1,083
Magnetite XV CLO, Ltd.	01/08/19		250,000	91.17	228	232
MLP Saglik Hizmetleri AS	03/23/18	TRY	250,531	3.66	917	500
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		818,000	83.38	682	726
Morgan Stanley Capital I Trust	07/26/17		563,000	87.04	490	526
Morgan Stanley Capital I Trust	08/21/17		338,000	87.60	296	297
Mountain View CLO XIV, Ltd.	03/19/19		250,000	97.52	244	244
Multi-Color Corp.	09/20/17		39,000	100.00	39	41
NXP BV / NXP Funding LLC	03/10/17		200,000	100.63	201	204
NXP BV / NXP Funding LLC	03/10/17		620,000	103.59	642	644
NXP BV / NXP Funding LLC	12/03/18		205,000	99.77	205	225
NXP BV / NXP Funding LLC	12/03/18		175,000	99.97	175	185
Orsted A/S	04/13/18	DKK	3,214	64.99	209	246
Planet Fitness Master Issuer LLC	07/19/18		696,500	100.00	697	709
Post Holdings, Inc.	11/28/17		316,000	97.45	308	320
Poste Italiane SpA	01/09/19	EUR	60,769	8.20	498	648
Rackspace Hosting, Inc.	11/17/17		245,000	99.19	243	228
Radio One, Inc.	09/27/17		375,000	100.17	376	368

See accompanying notes which are an integral part of the financial statements.

790 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
Saudi Arabian Oil Co.	04/09/19		200,000	98.55	197	195
SBA Tower Trust	04/04/17		300,000	100.00	300	300
SBA Tower Trust	07/03/18		630,000	99.07	624	634
Scorpio Tankers, Inc.	06/30/17		965,000	99.23	958	956
SFR Group SA	03/15/17		190,000	99.91	190	195
Sierra Receivables Funding Co. LLC	07/11/18		156,435	99.99	156	158
SK Telecom Co. , Ltd.	06/22/18		495,000	99.20	491	506
SMBC Aviation Capital	07/23/18		250,000	99.89	250	257
SMBC Aviation Capital	04/08/19		345,000	99.87	345	347
Sound Point CLO III-R, Ltd,	01/09/19		250,000	95.85	240	239
Steele Creek CLO, Ltd.	11/07/17		500,000	100.00	500	473
Stora Enso OYJ	03/13/17		200,000	115.76	232	233
Symphony CLO, Ltd.	12/19/18		250,000	93.10	233	241
Syngenta Finance NV	06/22/18		335,000	92.24	309	324
Syngenta Finance NV	06/22/18		425,000	99.43	423	436
Taco Bell Funding LLC	11/14/18		718,200	100.00	718	738
TerraForm Power Operating LLC	11/28/17		64,000	100.00	64	63
Tilray, Inc.	04/15/19		550,000	81.89	450	457
Titan Acquisition, Ltd.	09/07/18		66,000	90.59	60	61
Trinitas CLO X, Ltd.	03/15/19		300,000	95.03	285	290
Turkiye Sise ve Cam Fabrikalari Anonim Sirketi	03/07/19		275,000	98.40	271	264
UBS Group Funding Switzerland AG	01/03/19		390,000	98.06	382	392
UBS-Barclays Commercial Mortgage Trust	10/18/17		220,000	70.15	154	168
Western Digital Corporation	01/25/19		2,937,000	87.88	2,581	2,621
WFRBS Commercial Mortgage Trust	11/01/17		78,000	88.55	69	77
WH Group, Ltd.	06/22/18	HKD	951,500	0.79	751	1,130
Woodside Finance, Ltd.	03/21/17		420,000	98.24	413	419
Woodside Finance, Ltd.	09/06/17		116,000	99.94	116	113
Woodside Finance, Ltd.	02/25/19		315,000	99.82	314	323
ZAIS CLO 11, Ltd.	11/16/18		500,000	97.06	485	487
						50,252
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 791

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
ABN AMRO Bank NV	Year Rate	3.898
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan	USD 2 Month LIBOR	4.750
AGS LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIB Group PLC	USD 3 Month LIBOR	1.874
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 6 Month LIBOR	3.000
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AppLovin Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	3 Month EURIBOR	1.030
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bank of Ireland	Year Rate	6.956
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Barclays Bank PLC	USD 3 Month LIBOR	3.100
Barclays PLC	USD 3 Month LIBOR	1.400
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
Bausch Health Cos. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
BAWAG Group AG	Year Rate	4.415
Belron SA Term Loan B	USD 3 Month LIBOR	2.250

See accompanying notes which are an integral part of the financial statements.

792 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Brookfield WEC Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.500
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Caixa Geral de Depositos SA	Year Rate	10.925
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CBS Radio Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	7.200
CIT Group, Inc.	USD 3 Month LIBOR	3.972
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 2 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Cortes NP Acquisition Corp. Term Loan B	USD 3 Month LIBOR	4.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CPI Property Group SA	Year Rate	4.148
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
DBS Group Holdings, Ltd.	Year Rate	1.200
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) SARL Term Loan B	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust I	EURIBOR ICE Swap Rate	0.250
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dryden Senior Loan Fund	USD 3 Month LIBOR	5.850

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 793

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
	GBP Swap Semiannual (versus 6 Month LIBOR) 13
Electricite de France SA	Year Rate	3.958
Ellie Mae, Inc.	USD 1 Month LIBOR	4.000
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Energy Transfer Partners LP	USD 3 Month LIBOR	4.280
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Entegris, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.570
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.700
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	5.920
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250

See accompanying notes which are an integral part of the financial statements.

794 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
Getty Images, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
GFL Environmental, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	3.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 795

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor and Company of the Bank of Ireland	Year Rate	6.956
Gray Television, Inc. 1st Lien Term Loan C	USD 1 Month LIBOR	2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Groupama SA	3 Month EURIBOR	5.770
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco LLC Term Loan B	USD 3 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Hexion Inc. Term Loan	USD 3 Month LIBOR	3.000
HGIM Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HT1 Funding GmbH	12 Month EURIBOR	2.000
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Information Resources, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
ION Trading Technologies Sarl 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Magnetite XV CLO, Ltd.	USD 3 Month LIBOR	5.200
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Messer Industries USA, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MGM Growth Properties LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

796 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MH Sub I, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Mitsubishi UFJ Investor Services & Banking SA	3 Month EURIBOR	4.500
MLN US Holdco LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Mountain View CLO XIV, Ltd.	USD 3 Month LIBOR	6.710
Multi-Color Corp. Term Loan B	USD 1 Month LIBOR	2.000
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
National Westminster Bank PLC	USD 3 Month LIBOR	0.250
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
Phoenix Group Holdings	Yield	4.169
Plains All American Pipeline, LP	USD 3 Month LIBOR	4.110
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Polar US Borrower LLC	USD 3 Month LIBOR	4.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Procera Networks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Regionalcare Hospital Partners, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rocket Software, Inc. Term Loan	USD 1 Month LIBOR	4.250

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 797

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. K. Government Bonds 5 Year Note Generic Bid
Rothesay Life PLC	Yield	5.419
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	2.000
Sally Holdings LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seadrill Operating, LP Term Loan B	USD 3 Month LIBOR	6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Serta Simmons Bedding LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Serta Simmons Bedding LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 6 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay SA	Year Rate	3.917
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO III-R, Ltd,	USD 3 Month LIBOR	0.470
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Starfruit Finco BV 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan B	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Symphony CLO, Ltd.	USD 3 Month LIBOR	6.290
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Telefonica Europe BV	Year Rate	2.327
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
Trinitas CLO X, Ltd.	USD 3 Month LIBOR	6.900
TruGreen Limited Partnership Term Loan	USD 1 Month LIBOR	3.750
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
United Natural Foods, Inc. Term Loan	USD 1 Month LIBOR	4.250
Univar USA, Inc Term Loan B3	USD 1 Month LIBOR	2.250
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

798 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	4.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	4.500
Vertafore, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Web. com Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
ZAIS CLO 11, Ltd.	USD 3 Month LIBOR	6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 799

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	143	EUR	16,251	05/19	359
Australia 10 Year Government Bond Futures	312	AUD	43,143	06/19	558
CAC40 Euro Index Futures	962	EUR	53,357	05/19	1,044
Canada 10 Year Government Bond Futures	603	CAD	83,323	06/19	97
DAX Index Futures	141	EUR	43,537	06/19	3,201
Dow Jones U. S. Real Estate Index Futures	1,832	USD	62,764	06/19	1,407
Euro STOXX 50 Index Futures	886	EUR	30,585	06/19	2,361
FTSE 100 Index Futures	844	GBP	62,215	06/19	3,665
FTSE/MIB Index Futures	111	EUR	11,909	06/19	854
IBEX 35 Index Futures	153	EUR	14,627	05/19	193
MSCI Emerging Markets Index Futures	205	USD	11,072	06/19	(131)
MSCI Singapore Index Futures	353	SGD	13,363	05/19	92
OMXS30 Index Futures	665	SEK	110,989	05/19	328
SPI 200 Index Futures	234	AUD	36,878	06/19	509
United States 2 Year Treasury Note Futures	966	USD	205,765	06/19	54
United States 10 Year Treasury Note Futures	4,378	USD	541,436	06/19	1,956
United States 10 Year Ultra Treasury Note Futures	3	USD	395	06/19	(1)
United States Long Bond Futures	11	USD	1,622	06/19	(8)
United States Ultra Bond Futures	1	USD	164	06/19	—
Short Positions
Euro-Bund Futures	474	EUR	78,357	06/19	(1,143)
Japan 10 Year Government Bond Futures	73	JPY	11,149,290	06/19	(43)
Long Gilt Futures	1	GBP	127	06/19	(1)
MSCI EAFE Index Futures	167	USD	16,007	06/19	(608)
NASDAQ 100 E-Mini Index Futures	478	USD	74,568	06/19	(6,507)
Russell 1000 E-Mini Index Futures	183	USD	14,942	06/19	(797)
Russell 2000 E-Mini Index Futures	1,775	USD	141,485	06/19	(4,696)
S&P 400 E-Mini Index Futures	225	USD	44,402	06/19	(2,157)
S&P 500 E-Mini Index Futures	3,137	USD	462,472	06/19	(27,782)
S&P Financial Select Sector Index Futures	53	USD	4,573	06/19	(306)
S&P Utilities Select Sector Index Futures	521	USD	30,807	06/19	(527)
S&P/TSX 60 Index Futures	105	CAD	20,861	06/19	(629)
TOPIX Index Futures	462	JPY	7,461,299	06/19	(478)
United States 5 Year Treasury Note Futures	17	USD	1,966	06/19	(6)
United States 10 Year Treasury Note Futures	24	USD	2,968	06/19	(33)
United States Ultra Bond Futures	14	USD	2,300	06/19	10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(29,165)

See accompanying notes which are an integral part of the financial statements.

800 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.63	USD	50,000	05/06/19	(397)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.07	USD	15,000	05/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.19	USD	15,000	05/06/19	—
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.56	USD	75,000	05/06/19	(21)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.57	USD	15,000	05/06/19	(4)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.69	USD	15,000	05/06/19	(8)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.98	USD	27,000	05/06/19	(47)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.52	USD	15,000	06/06/19	(4)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.71	USD	15,000	06/06/19	(7)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.02	USD	15,000	06/06/19	(12)
Fannie Mae Bonds	JPMorgan Chase	Put	1	100.21	USD	15,000	06/06/19	(16)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.316%/USD 3 Month
LIBOR, USD 51,688, 05/30/24	Citigroup	Call	1	0.00		51,688	05/28/19	(143)
Citigroup, USD 2.550%/USD 3 Month
LIBOR, USD 53,275, 05/28/29	Citigroup	Call	1	0.00		53,275	05/23/19	(415)
Goldman Sachs, Markit CDX NA High
Yield S32 Index/USD 5.000%,
USD 4,555, 05/15/24	Goldman Sachs	Call	1	0.00		4,555	05/15/19	(11)
Goldman Sachs, USD 2.298%/USD
3 Month LIBOR, USD 51,688,
05/07/24	Goldman Sachs	Call	1	0.00		51,688	05/02/19	(27)
Citigroup, USD 3 Month LIBOR/USD
2.316%, USD 51,688, 05/30/24	Citigroup	Put	1	0.00		51,688	05/28/19	(144)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.298%, USD 51,688,
05/07/24	Goldman Sachs	Put	1	0.00		51,688	05/02/19	(80)
Total Liability for Options Written (premiums received $1,548)								(1,336)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	17,071	AUD	23,863	06/19/19	(229)
Bank of America	USD	8,967	KRW	10,406,566	05/08/19	(57)
Bank of America	BRL	4,760	USD	1,236	06/19/19	27
Bank of America	EUR	102	USD	115	05/24/19	1
Bank of America	KRW	10,406,566	USD	8,978	06/11/19	57
Bank of America	RUB	1,424,899	USD	21,505	06/19/19	(384)
Bank of Montreal	USD	3,338	AUD	4,730	05/09/19	(3)
Bank of Montreal	USD	4,552	CAD	6,114	05/09/19	12
Bank of Montreal	USD	3,654	CHF	3,722	05/09/19	1
Bank of Montreal	USD	3,891	CHF	3,880	06/19/19	(66)
Bank of Montreal	USD	15,091	EUR	13,442	05/09/19	(7)
Bank of Montreal	USD	14,592	EUR	12,810	06/19/19	(165)
Bank of Montreal	USD	7,864	GBP	6,041	05/09/19	16
Bank of Montreal	USD	8,068	GBP	6,095	06/19/19	(99)
Bank of Montreal	USD	5,366	HKD	42,097	05/09/19	—
Bank of Montreal	USD	11,243	JPY	1,251,445	05/09/19	(2)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 801

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	4,500	USD	3,194	05/09/19	21
Bank of Montreal	AUD	4,730	USD	3,341	06/11/19	3
Bank of Montreal	CAD	5,834	USD	4,350	05/09/19	(5)
Bank of Montreal	CAD	6,114	USD	4,556	06/11/19	(12)
Bank of Montreal	CAD	4,720	USD	3,546	06/19/19	18
Bank of Montreal	CHF	3,538	USD	3,565	05/09/19	90
Bank of Montreal	CHF	3,722	USD	3,665	06/11/19	(1)
Bank of Montreal	DKK	11,829	USD	1,807	06/19/19	22
Bank of Montreal	EUR	12,753	USD	14,365	05/09/19	54
Bank of Montreal	EUR	13,442	USD	15,133	06/11/19	6
Bank of Montreal	GBP	5,692	USD	7,473	05/09/19	48
Bank of Montreal	GBP	6,041	USD	7,878	06/11/19	(16)
Bank of Montreal	HKD	40,113	USD	5,116	05/09/19	2
Bank of Montreal	HKD	42,097	USD	5,369	06/11/19	—
Bank of Montreal	JPY	1,223,421	USD	11,079	05/09/19	90
Bank of Montreal	JPY	1,251,445	USD	11,272	06/11/19	1
BNP Paribas	USD	111	EUR	99	05/24/19	1
BNP Paribas	EUR	159	USD	180	05/24/19	1
BNP Paribas	EUR	2,743	USD	3,118	05/24/19	35
Brown Brothers Harriman	USD	1	CAD	2	05/02/19	—
Brown Brothers Harriman	USD	60	EUR	53	05/03/19	—
Brown Brothers Harriman	EUR	895	USD	1,000	05/02/19	(4)
Brown Brothers Harriman	EUR	12	USD	13	05/03/19	—
Brown Brothers Harriman	HKD	3,271	USD	417	05/02/19	—
Brown Brothers Harriman	TRY	1,181	USD	198	05/02/19	—
Brown Brothers Harriman	TRY	1,257	USD	211	05/03/19	—
Citigroup	USD	21,640	AUD	30,163	05/23/19	(366)
Citigroup	USD	3,889	CHF	3,880	06/19/19	(64)
Citigroup	USD	3,243	EUR	2,850	05/24/19	(41)
Citigroup	USD	14,587	EUR	12,810	06/19/19	(160)
Citigroup	USD	8,069	GBP	6,095	06/19/19	(101)
Citigroup	USD	22,157	JPY	2,445,080	06/19/19	(121)
Citigroup	AUD	4,500	USD	3,194	05/09/19	21
Citigroup	CAD	5,834	USD	4,352	05/09/19	(3)
Citigroup	CAD	4,720	USD	3,550	06/19/19	22
Citigroup	CHF	3,538	USD	3,562	05/09/19	88
Citigroup	DKK	11,829	USD	1,807	06/19/19	22
Citigroup	EUR	12,753	USD	14,358	05/09/19	46
Citigroup	EUR	265	USD	302	05/24/19	4
Citigroup	EUR	2,743	USD	3,127	05/24/19	45
Citigroup	GBP	5,692	USD	7,468	05/09/19	43
Citigroup	GBP	1,369	USD	1,789	07/26/19	(4)
Citigroup	HKD	40,113	USD	5,115	05/09/19	1
Citigroup	JPY	1,223,421	USD	11,075	05/09/19	86
Citigroup	NOK	99,219	USD	11,703	05/23/19	193
Commonwealth Bank of Australia	USD	3,338	AUD	4,730	05/09/19	(3)
Commonwealth Bank of Australia	USD	4,548	CAD	6,114	05/09/19	16
Commonwealth Bank of Australia	USD	3,654	CHF	3,722	05/09/19	1
Commonwealth Bank of Australia	USD	3,891	CHF	3,880	06/19/19	(66)
Commonwealth Bank of Australia	USD	15,084	EUR	13,442	05/09/19	—
Commonwealth Bank of Australia	USD	14,593	EUR	12,810	06/19/19	(167)
Commonwealth Bank of Australia	USD	7,861	GBP	6,041	05/09/19	19

See accompanying notes which are an integral part of the financial statements.

802 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	8,060	GBP	6,095	06/19/19	(92)
Commonwealth Bank of Australia	USD	5,367	HKD	42,097	05/09/19	—
Commonwealth Bank of Australia	USD	11,250	JPY	1,251,445	05/09/19	(9)
Commonwealth Bank of Australia	AUD	4,500	USD	3,195	05/09/19	22
Commonwealth Bank of Australia	AUD	4,730	USD	3,341	06/11/19	3
Commonwealth Bank of Australia	CAD	5,834	USD	4,353	05/09/19	(3)
Commonwealth Bank of Australia	CAD	6,114	USD	4,552	06/11/19	(16)
Commonwealth Bank of Australia	CAD	4,720	USD	3,543	06/19/19	16
Commonwealth Bank of Australia	CHF	3,538	USD	3,565	05/09/19	91
Commonwealth Bank of Australia	CHF	3,722	USD	3,666	06/11/19	(1)
Commonwealth Bank of Australia	DKK	11,829	USD	1,807	06/19/19	22
Commonwealth Bank of Australia	EUR	12,753	USD	14,369	05/09/19	57
Commonwealth Bank of Australia	EUR	13,442	USD	15,126	06/11/19	(1)
Commonwealth Bank of Australia	GBP	5,692	USD	7,468	05/09/19	43
Commonwealth Bank of Australia	GBP	6,041	USD	7,875	06/11/19	(19)
Commonwealth Bank of Australia	HKD	40,113	USD	5,116	05/09/19	2
Commonwealth Bank of Australia	HKD	42,097	USD	5,369	06/11/19	—
Commonwealth Bank of Australia	JPY	1,223,421	USD	11,078	05/09/19	89
Commonwealth Bank of Australia	JPY	1,251,445	USD	11,279	06/11/19	8
Goldman Sachs	USD	3,891	CHF	3,880	06/19/19	(66)
Goldman Sachs	USD	14,597	EUR	12,810	06/19/19	(171)
Goldman Sachs	USD	8,071	GBP	6,095	06/19/19	(103)
Goldman Sachs	CAD	4,720	USD	3,551	06/19/19	23
Goldman Sachs	DKK	11,829	USD	1,808	06/19/19	23
HSBC	USD	788	ARS	35,674	05/13/19	5
HSBC	USD	151	ARS	6,735	05/15/19	(2)
HSBC	USD	260	ARS	11,614	05/15/19	(2)
HSBC	USD	408	ARS	19,563	05/29/19	18
HSBC	USD	35	ARS	1,624	06/03/19	—
HSBC	USD	1,200	ARS	56,472	06/03/19	19
HSBC	USD	187	ARS	8,300	06/19/19	(13)
HSBC	USD	232	ARS	10,350	06/19/19	(14)
HSBC	USD	92	ARS	4,476	09/19/19	(10)
HSBC	USD	133	ARS	6,451	09/19/19	(15)
HSBC	USD	6	BRL	25	05/03/19	—
HSBC	USD	15	BRL	58	05/03/19	—
HSBC	USD	49	BRL	185	05/03/19	(2)
HSBC	USD	49	BRL	192	05/03/19	—
HSBC	USD	49	BRL	193	05/03/19	—
HSBC	USD	56	BRL	213	05/03/19	(2)
HSBC	USD	56	BRL	213	05/03/19	(2)
HSBC	USD	56	BRL	213	05/03/19	(2)
HSBC	USD	56	BRL	213	05/03/19	(2)
HSBC	USD	98	BRL	385	05/03/19	1
HSBC	USD	98	BRL	386	05/03/19	1
HSBC	USD	98	BRL	387	05/03/19	1
HSBC	USD	158	BRL	590	05/03/19	(7)
HSBC	USD	7	BRL	25	07/02/19	—
HSBC	USD	15	BRL	58	07/02/19	—
HSBC	USD	50	BRL	193	07/02/19	(1)
HSBC	USD	50	BRL	193	07/02/19	(1)
HSBC	USD	100	BRL	387	07/02/19	(2)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 803

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	100	BRL	389	07/02/19	(1)
HSBC	USD	100	BRL	387	07/02/19	(2)
HSBC	USD	216	CLP	142,951	05/07/19	(5)
HSBC	USD	20	COP	62,410	05/08/19	(1)
HSBC	USD	66	COP	205,986	05/08/19	(2)
HSBC	USD	66	COP	206,019	05/08/19	(2)
HSBC	USD	271	COP	844,219	05/08/19	(10)
HSBC	USD	271	COP	844,436	05/08/19	(10)
HSBC	USD	305	COP	950,380	05/08/19	(11)
HSBC	USD	531	COP	1,676,300	05/08/19	(13)
HSBC	USD	532	COP	1,676,553	05/08/19	(13)
HSBC	USD	532	COP	1,676,300	05/08/19	(14)
HSBC	USD	11	CZK	247	07/08/19	—
HSBC	USD	92	CZK	2,065	07/08/19	(1)
HSBC	USD	111	CZK	2,513	07/08/19	(1)
HSBC	USD	273	CZK	6,121	07/08/19	(5)
HSBC	USD	100	HKD	782	08/19/19	—
HSBC	USD	160	HKD	1,253	08/19/19	—
HSBC	USD	2,101	HKD	16,431	08/19/19	(2)
HSBC	USD	1,298	HUF	368,397	08/09/19	(14)
HSBC	USD	87	MXN	1,669	08/05/19	—
HSBC	USD	1,347	MXN	26,384	08/05/19	23
HSBC	USD	275	PEN	922	06/18/19	3
HSBC	USD	244	PHP	12,930	06/10/19	4
HSBC	USD	3,510	PLN	13,381	08/09/19	1
HSBC	USD	3,521	PLN	13,400	08/09/19	(4)
HSBC	USD	19	RON	81	08/09/19	—
HSBC	USD	381	RON	1,620	08/09/19	—
HSBC	USD	216	RUB	14,751	06/10/19	11
HSBC	USD	1,520	RUB	103,612	06/10/19	73
HSBC	USD	450	SGD	609	07/05/19	(2)
HSBC	USD	818	SGD	1,105	07/05/19	(5)
HSBC	BRL	25	USD	7	05/03/19	—
HSBC	BRL	58	USD	15	05/03/19	—
HSBC	BRL	185	USD	47	05/03/19	—
HSBC	BRL	192	USD	50	05/03/19	1
HSBC	BRL	193	USD	50	05/03/19	1
HSBC	BRL	213	USD	54	05/03/19	—
HSBC	BRL	213	USD	54	05/03/19	—
HSBC	BRL	213	USD	54	05/03/19	—
HSBC	BRL	213	USD	54	05/03/19	—
HSBC	BRL	385	USD	100	05/03/19	2
HSBC	BRL	386	USD	100	05/03/19	2
HSBC	BRL	387	USD	100	05/03/19	1
HSBC	BRL	590	USD	150	05/03/19	(1)
HSBC	CLP	49,613	USD	76	05/07/19	3
HSBC	CLP	93,338	USD	134	05/07/19	(3)
HSBC	CLP	142,951	USD	216	09/23/19	5
HSBC	COP	2,578,356	USD	794	05/08/19	(3)
HSBC	COP	2,581,612	USD	794	05/08/19	(4)
HSBC	COP	2,982,635	USD	928	05/08/19	6
HSBC	COP	1,676,300	USD	528	09/24/19	13

See accompanying notes which are an integral part of the financial statements.

804 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	COP	1,676,300	USD	529	09/24/19	14
HSBC	COP	1,676,553	USD	528	09/24/19	13
HSBC	EUR	173	USD	198	05/24/19	4
HSBC	IDR	1,788,833	USD	123	05/29/19	(2)
HSBC	IDR	2,175,900	USD	150	05/29/19	(2)
HSBC	IDR	2,183,893	USD	149	05/29/19	(4)
HSBC	IDR	2,184,787	USD	149	05/29/19	(4)
HSBC	IDR	2,185,383	USD	149	05/29/19	(4)
HSBC	MXN	2,608	USD	136	08/05/19	—
HSBC	PEN	137	USD	41	06/18/19	(1)
HSBC	RUB	7,879	USD	118	06/10/19	(3)
HSBC	THB	11,043	USD	348	08/19/19	1
HSBC	ZAR	878	USD	61	08/08/19	1
HSBC	ZAR	2,178	USD	152	08/08/19	1
HSBC	ZAR	9,174	USD	640	08/08/19	6
JPMorgan Chase	USD	2,684	EUR	2,345	05/24/19	(50)
JPMorgan Chase	EUR	194	USD	221	05/24/19	3
JPMorgan Chase	EUR	5,000	USD	5,703	06/19/19	72
Northern Trust	USD	339	EUR	300	06/19/19	(1)
Northern Trust	USD	130	GBP	100	05/02/19	—
Northern Trust	EUR	100	USD	112	05/02/19	—
Northern Trust	GBP	100	USD	131	06/19/19	—
Northern Trust	GBP	3,500	USD	4,667	06/19/19	91
Royal Bank of Canada	USD	3,338	AUD	4,730	05/09/19	(3)
Royal Bank of Canada	USD	4,549	CAD	6,114	05/09/19	16
Royal Bank of Canada	USD	3,654	CHF	3,722	05/09/19	—
Royal Bank of Canada	USD	3,890	CHF	3,880	06/19/19	(65)
Royal Bank of Canada	USD	15,084	EUR	13,442	05/09/19	—
Royal Bank of Canada	USD	14,591	EUR	12,810	06/19/19	(164)
Royal Bank of Canada	USD	7,861	GBP	6,041	05/09/19	19
Royal Bank of Canada	USD	8,060	GBP	6,095	06/19/19	(92)
Royal Bank of Canada	USD	22,139	GBP	16,856	06/19/19	(103)
Royal Bank of Canada	USD	5,367	HKD	42,097	05/09/19	—
Royal Bank of Canada	USD	11,250	JPY	1,251,445	05/09/19	(9)
Royal Bank of Canada	USD	21,636	NZD	31,977	05/23/19	(270)
Royal Bank of Canada	AUD	4,500	USD	3,194	05/09/19	21
Royal Bank of Canada	AUD	4,730	USD	3,341	06/11/19	3
Royal Bank of Canada	CAD	5,834	USD	4,352	05/09/19	(3)
Royal Bank of Canada	CAD	6,114	USD	4,552	06/11/19	(16)
Royal Bank of Canada	CAD	4,720	USD	3,543	06/19/19	15
Royal Bank of Canada	CHF	3,538	USD	3,565	05/09/19	90
Royal Bank of Canada	CHF	3,722	USD	3,666	06/11/19	—
Royal Bank of Canada	DKK	11,829	USD	1,807	06/19/19	22
Royal Bank of Canada	EUR	12,753	USD	14,369	05/09/19	57
Royal Bank of Canada	EUR	13,442	USD	15,126	06/11/19	(1)
Royal Bank of Canada	GBP	5,692	USD	7,466	05/09/19	41
Royal Bank of Canada	GBP	6,041	USD	7,875	06/11/19	(19)
Royal Bank of Canada	HKD	40,113	USD	5,116	05/09/19	2
Royal Bank of Canada	HKD	42,097	USD	5,369	06/11/19	—
Royal Bank of Canada	JPY	1,223,421	USD	11,078	05/09/19	89
Royal Bank of Canada	JPY	2,865,666	USD	25,665	05/23/19	(104)
Royal Bank of Canada	JPY	1,251,445	USD	11,279	06/11/19	8

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 805

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	51	AUD	72	06/11/19	—
State Street	USD	5,363	AUD	7,575	06/19/19	(17)
State Street	USD	156	CAD	209	06/11/19	—
State Street	USD	230	EUR	201	05/24/19	(5)
State Street	USD	686	EUR	600	06/19/19	(10)
State Street	USD	19,977	GBP	15,271	05/23/19	(42)
State Street	USD	31	GBP	24	06/11/19	—
State Street	USD	513	HKD	4,015	06/19/19	—
State Street	USD	2,089	INR	147,500	06/19/19	19
State Street	USD	290	JPY	32,228	06/11/19	—
State Street	USD	8,930	JPY	986,610	06/19/19	(38)
State Street	USD	24	KRW	27,560	05/08/19	(1)
State Street	USD	5,435	MXN	106,550	06/19/19	142
State Street	USD	1,047	MYR	4,280	06/19/19	(13)
State Street	USD	7,113	SEK	67,405	05/09/19	(12)
State Street	USD	116	SEK	1,072	06/19/19	(3)
State Street	USD	7,279	SGD	9,901	05/09/19	2
State Street	USD	28	SGD	38	06/11/19	—
State Street	USD	118	SGD	160	06/19/19	(1)
State Street	USD	8,223	TWD	254,816	05/08/19	26
State Street	AUD	920	USD	654	05/09/19	5
State Street	CAD	1,120	USD	839	05/09/19	3
State Street	CHF	734	USD	740	05/09/19	19
State Street	CHF	33,264	USD	33,157	05/23/19	448
State Street	CHF	77	USD	76	06/11/19	—
State Street	CLP	33,372	USD	49	05/02/19	—
State Street	CNY	417,709	USD	62,223	06/19/19	220
State Street	EUR	2,754	USD	3,099	05/09/19	8
State Street	EUR	62	USD	70	05/24/19	1
State Street	EUR	80	USD	90	05/24/19	—
State Street	EUR	2,675	USD	3,048	05/24/19	42
State Street	EUR	2,743	USD	3,114	05/24/19	32
State Street	EUR	961	USD	1,081	06/11/19	—
State Street	EUR	5,000	USD	5,700	06/19/19	69
State Street	GBP	1,396	USD	1,822	05/09/19	—
State Street	HKD	7,936	USD	1,012	05/09/19	—
State Street	HKD	347	USD	44	06/11/19	—
State Street	JPY	112,098	USD	1,014	05/09/19	7
State Street	KRW	10,434,126	USD	9,184	05/08/19	251
State Street	KRW	119,807	USD	103	06/11/19	—
State Street	KRW	19,319,960	USD	17,127	06/19/19	560
State Street	SEK	2,560	USD	276	05/09/19	6
State Street	SEK	64,845	USD	7,022	05/09/19	191
State Street	SEK	2,152	USD	227	06/11/19	—
State Street	SEK	67,405	USD	7,131	06/11/19	12
State Street	SGD	241	USD	178	05/09/19	1
State Street	SGD	9,660	USD	7,134	05/09/19	31
State Street	SGD	9,901	USD	7,282	06/11/19	(2)
State Street	TWD	14,666	USD	476	05/08/19	1
State Street	TWD	240,150	USD	7,784	05/08/19	10
State Street	TWD	3,599	USD	116	06/11/19	—
State Street	TWD	254,816	USD	8,229	06/11/19	(38)

See accompanying notes which are an integral part of the financial statements.

806 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	TWD	8,822	USD	287	06/19/19	—
UBS	USD	3,337	AUD	4,730	05/09/19	(2)
UBS	USD	4,549	CAD	6,114	05/09/19	16
UBS	USD	3,654	CHF	3,722	05/09/19	1
UBS	USD	15,083	EUR	13,442	05/09/19	1
UBS	USD	7,860	GBP	6,041	05/09/19	21
UBS	USD	5,367	HKD	42,097	05/09/19	—
UBS	USD	11,247	JPY	1,251,445	05/09/19	(6)
UBS	AUD	4,730	USD	3,340	06/11/19	2
UBS	CAD	6,114	USD	4,552	06/11/19	(16)
UBS	CHF	3,722	USD	3,665	06/11/19	(1)
UBS	EUR	2,743	USD	3,130	05/24/19	47
UBS	EUR	13,442	USD	15,125	06/11/19	(2)
UBS	GBP	6,041	USD	7,873	06/11/19	(21)
UBS	HKD	42,097	USD	5,369	06/11/19	—
UBS	JPY	1,251,445	USD	11,276	06/11/19	5
Westpac	USD	11,683	SEK	107,880	05/23/19	(306)
Westpac	EUR	42,078	USD	47,677	05/23/19	401
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						606

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received) (Depreciation)		Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Goldman Sachs ABGS1100				Total Return on Underlying
Commodity Index (i)	Goldman Sachs	USD	106,265	Reference Entity(4)	12/31/19	—	—	—
Russell 1000 Index Total Return	Bank of America	USD	34,250	3 Month LIBOR + 0.100%(1)	01/17/47	—	844	844
Russell 1000 Index Total Return	Goldman Sachs	AUD	32,997	3 Month LIBOR + 0.055%(1)	03/29/24	—	(548)	(548)
Russell 1000 Index Total Return	Goldman Sachs	USD	33,005	3 Month LIBOR + 0.120%(1)	05/11/63	—	(968)	(968)
Total Open Total Return Swap Contracts (å)						—	(672)	(672)

(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1100 Commodity Index swap contract:

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index		Notional Amount*
Long Futures Contracts
Brent Crude Oil July 2019		12.3	$13,049
Cotton July 2019		12.1	12,816
Gas Oil July 2019		12.4	13,219
Heating Oil July 2019		12.4	13,124
Live Cattle June 2019		12.1	12,879
Gasoline July 2019		12.3	13,092

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 807

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

WTI Crude Oil July 2019	12.3	13,092
Zinc July 2019	12.5	13,273
Total Long Futures Contracts		104,544

Short Futures Contracts
Aluminum July 2019	(11.9)	(12,667)
Coffee July 2019	(12.1)	(12,837)
Corn July 2019	(12.3)	(13,017)
Kansas Wheat July 2019	(11.8)	(12,539)
Soybean Oil July 2019	(12.2)	(12,986)
Soybeans July 2019	(12.0)	(12,773)
Sugar July 2019	(11.9)	(12,656)
Wheat July 2019	(11.8)	(12,571)
Total Short Futures Contracts		(102,046)

Cash	97.6	104,127
Total Notional Amount		$106,625

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received) (Depreciation) Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	EUR	17,918	2.554%(3)	Three Month LIBOR(2)	12/20/23	—	103	103
Barclays	USD	3,852	2.477%(3)	Three Month LIBOR(2)	02/11/24	—	(5)	(5)
Barclays	USD	33,976	2.323%(3)	Three Month LIBOR(2)	06/20/24	—	2	2
Barclays	USD	10,312	Three Month LIBOR(2)	2.535%(3)	10/25/28	—	—	—
Barclays	USD	19,692	Three Month LIBOR(2)	2.510%(3)	10/25/28	—	(34)	(34)
Barclays	USD	404,474	Three Month LIBOR(2)	2.550%(3)	12/03/28	(2,121)	517	(1,604)
Barclays	USD	427,905	Three Month LIBOR(2)	2.500%(3)	12/03/28	(5,449)	1,746	(3,703)
Barclays	USD	3,729	Three Month LIBOR(2)	2.550%(3)	12/18/28	—	(20)	(20)
Barclays	USD	23,613	2.800%(3)	Three Month LIBOR(2)	01/09/29	1,195	(696)	499
Barclays	EUR	1,482	Three Month LIBOR(2)	2.630%(3)	01/30/29	—	22	22
Barclays	EUR	11,378	2.534%(3)	Three Month LIBOR(2)	01/30/29	—	44	44
Barclays	USD	1,502	2.657%(3)	Three Month LIBOR(2)	04/12/29	—	(13)	(13)
Barclays	USD	4,576	Three Month LIBOR(2)	2.589%(3)	04/23/29	—	(40)	(40)
Barclays	USD	8,844	Three Month LIBOR(2)	2.519%(3)	04/29/29	—	(23)	(23)
Barclays	USD	14,275	Three Month LIBOR(2)	2.565%(3)	04/29/29	—	(96)	(96)
Barclays	USD	1,481	2.642%(3)	Three Month LIBOR(2)	04/12/49	—	(18)	(18)
Barclays	USD	115,985	2.650%(3)	Three Month LIBOR(2)	09/17/58	2,796	(1,168)	1,628
Barclays	USD	4,040	2.502%(3)	Three Month LIBOR(2)	05/11/63	—	5	5

See accompanying notes which are an integral part of the financial statements.

808 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received) (Depreciation) Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	4,447	Three Month LIBOR(2)	2.661%(3)	05/11/63	—	37	37
Barclays	USD	6,737	Three Month LIBOR(2)	2.569%(3)	05/11/63	—	(47)	(47)
Barclays	USD	7,637	2.488%(3)	Three Month LIBOR(2)	05/11/63	—	(1)	(1)
Barclays	USD	7,957	2.487%(3)	Three Month LIBOR(2)	05/11/63	—	(2)	(2)
Barclays	USD	8,703	2.486%(3)	Three Month LIBOR(2)	05/11/63	—	(2)	(2)
Barclays	USD	10,913	2.340%(3)	Three Month LIBOR(2)	05/11/63	—	(146)	(146)
Barclays	USD	11,286	Three Month LIBOR(2)	2.551%(3)	05/11/63	—	(62)	(62)
Barclays	USD	12,664	Three Month LIBOR(2)	2.481%(3)	05/11/63	—	10	10
Barclays	USD	24,100	Three Month LIBOR(2)	2.285%(3)	05/11/63	—	47	47
Barclays	USD	44,796	2.375%(3)	Three Month LIBOR(2)	05/11/63	—	(461)	(461)
Barclays	USD	53,755	2.200%(3)	Three Month LIBOR(2)	05/11/63	—	(316)	(316)
Citigroup	EUR	950	2.058%(3)	Six Month BBSW(3)	01/30/29	—	12	12
Citigroup	USD	2,500	2.796%(3)	Three Month LIBOR(2)	01/17/47	—	33	33
Goldman Sachs	USD	705	1.975%(3)	Six Month BBSW(3)	09/30/19	—	7	7
Goldman Sachs	USD	1,450	1.667%(3)	Six Month BBSW(3)	12/31/20	—	1	1
JPMorgan Chase	USD	2,500	2.403%(3)	Three Month LIBOR(2)	10/10/19	—	1	1
			Brazil Interbank
JPMorgan Chase	USD	1,700	Deposit Rate(5)	9.305%(5)	01/04/21	—	(23)	(23)
			Brazil Interbank
JPMorgan Chase	BRL	19,400	Deposit Rate(5)	8.775%(5)	01/04/21	—	(251)	(251)
			Six Month
JPMorgan Chase	EUR	63	EURIBOR(3)	1.339%(4)	06/20/24	—	—	—
			Six Month
JPMorgan Chase	USD	900	EURIBOR(3)	0.050%(4)	12/31/25	—	(1)	(1)
JPMorgan Chase	USD	1,300	Three Month LIBOR(2)	2.545%(3)	05/11/63	—	(13)	(13)
JPMorgan Chase	USD	187,700	Six Month BURBOR(3)	1.200%(4)	05/11/63	—	(4)	(4)
JPMorgan Chase	USD	240,000	Six Month BURBOR(3)	1.980%(4)	05/11/63	—	(34)	(34)
JPMorgan Chase	USD	383,300	Six Month BURBOR(3)	0.833%(4)	05/11/63	—	5	5
				Canadian Dealer Offer
Merrill Lynch	USD	1,275	2.065%(3)	Rate(3)	03/08/24	—	7	7
Merrill Lynch	USD	2,500	2.028%(3)	Six Month BBSW(3)	05/11/63	—	30	30
Morgan Stanley	USD	775	Three Month LIBOR(2)	2.597%(3)	05/11/63	—	(9)	(9)
Morgan Stanley	USD	1,600	2.613%(3)	Three Month LIBOR(2)	05/11/63	—	5	5
Morgan Stanley	USD	3,700	Three Month LIBOR(2)	3.093%(3)	05/11/63	—	(121)	(121)
Total Open Interest Rate Swap Contracts (å)						(3,579)	(972)	(4,551)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums Paid	Unrealized Appreciation
		Purchase/Sell	Credit	Notional		Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
AES Corporation	Goldman Sachs	Sell	2.612%	USD	600	5.000%(2)	06/20/23	114	8	122
Ally Financial Inc.	Goldman Sachs	Sell	1.177%	USD	840	5.000%(2)	06/20/24	124	33	157

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 809

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums Paid Unrealized Appreciation
		Purchase/Sell Credit		Notional		Receives Termination (Received)			(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
American Airlines	JPMorgan Chase	Sell	0.909%	USD	150	5.000%(2)	06/20/24	9	—	9
Anglo American PLC	Credit Suisse	Sell	0.733%	USD	250	5.000%(2)	05/11/63	56	1	57
Anglo American PLC	BNP Paribas	Sell	1.431%	USD	250	5.000%(2)	05/11/63	56	1	57
ArcelorMittal	Barclays	Sell	1.668%	USD	485	5.000%(2)	12/20/23	91	3	94
ArcelorMittal	JPMorgan Chase	Sell	1.700%	USD	650	5.000%(2)	06/20/24	137	27	164
Avis Budget Car
Rental	Goldman Sachs	Sell	0.869%	USD	400	5.000%(2)	05/11/63	(2)	47	45
Barclays	JPMorgan Chase	Sell	0.640%	USD	410	1.000%(2)	05/11/63	7	3	10
Barclays	BNP Paribas	Sell	0.765%	USD	490	1.000%(2)	05/11/63	3	(2)	1
Calpine Corp.	Goldman Sachs	Sell	2.674%	USD	600	5.000%(2)	12/20/23	54	13	67
Canadian Natural
Resources	Goldman Sachs	Sell	0.633%	USD	170	1.000%(2)	05/11/63	(5)	8	3
Canadian Natural
Resources	Goldman Sachs	Sell	0.633%	USD	160	1.000%(2)	05/11/63	(5)	8	3
Canadian Natural
Resources	BNP Paribas	Sell	0.733%	USD	170	1.000%(2)	05/11/63	(5)	8	3
Canadian Natural
Resources	BNP Paribas	Sell	0.733%	USD	100	1.000%(2)	05/11/63	(3)	5	2
Canadian Natural
Resources	Citigroup	Sell	4.373%	USD	350	1.000%(2)	05/11/63	2	3	5
CenturyLink, Inc.	JPMorgan Chase	Sell	0.329%	USD	638	1.000%(2)	05/11/63	(106)	34	(72)
CVS Caremark	JPMorgan Chase	Sell	0.909%	USD	925	1.000%(2)	05/11/63	4	1	5
Devon Energy Corp.	JPMorgan Chase	Sell	0.765%	USD	270	1.000%(2)	05/11/63	1	2	3
Devon Energy Corp.	Morgan Stanley	Sell	0.765%	USD	175	1.000%(2)	05/11/63	1	1	2
Fiat S. p. A.	Credit Suisse	Sell	1.529%	USD	400	5.000%(2)	06/20/24	81	—	81
Fiat S. p. A.	Goldman Sachs	Sell	2.987%	USD	450	5.000%(2)	06/20/24	75	16	91
Goldman Sachs	BNP Paribas	Sell	0.736%	USD	640	1.000%(2)	05/11/63	7	2	9
Jaguar Land Rover	Goldman Sachs	Sell	1.177%	USD	115	5.000%(2)	05/11/63	6	(3)	3
L Brands, Inc.	Goldman Sachs	Sell	2.987%	USD	150	1.000%(2)	05/11/63	(13)	—	(13)
L Brands, Inc.	Goldman Sachs	Sell	2.987%	USD	225	1.000%(2)	05/11/63	(19)	(1)	(20)
L Brands, Inc.	Goldman Sachs	Sell	3.439%	USD	250	1.000%(2)	05/11/63	(28)	6	(22)
Morgan Stanley	JPMorgan Chase	Sell	0.640%	USD	460	1.000%(2)	05/11/63	8	—	8
Telecom Italia SPA	Morgan Stanley	Sell	1.137%	USD	225	1.000%(2)	05/11/63	(31)	12	(19)
Telecom Italia SPA	JPMorgan Chase	Sell	2.612%	USD	400	1.000%(2)	05/11/63	(31)	(4)	(35)
ThyssenKrupp AG	Barclays	Sell	1.137%	USD	100	1.000%(2)	05/11/63	(3)	3	—
ThyssenKrupp AG	Citigroup	Sell	1.700%	USD	250	1.000%(2)	05/11/63	(5)	4	(1)
Volkswagen AG	Morgan Stanley	Sell	0.933%	USD	245	1.000%(2)	05/11/63	(1)	2	1
Total Open Corporate Issues Contracts								579	241	820

Credit Indices
					Fund
					(Pays)/		Premiums
		Purchase/Sell	Notional		Receives	Termination Paid/(Received)		Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Amount		Fixed Rate	Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Morgan Stanley	Sell	USD	1,000	1.000%(2)	05/11/63	(39)	(2)	(41)
CDX Investment
Grade Index	Bank of America	Sell	USD	57,000	1.000%(2)	05/11/63	924	296	1,220

See accompanying notes which are an integral part of the financial statements.

810 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums Paid Unrealized Appreciation
		Purchase/Sell Credit		Notional		Receives Termination (Received)			(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield
Index	Bank of America	Purchase		USD	15,000	(5.000%)(2)	12/20/23	(976)	(257)	(1,233)
CDX NA High Yield
Index	Citigroup	Sell		USD	225	5.000%(2)	05/11/63	17	1	18
CDX NA High Yield
Index	Morgan Stanley	Sell		USD	425	5.000%(2)	05/11/63	33	1	34
CMBX NA Index	Bank of America	Sell		USD	186	3.000%(2)	05/11/63	(22)	2	(20)
CMBX NA Index	Bank of America	Sell		USD	52	3.000%(2)	12/20/23	(6)	—	(6)
CMBX NA Index	Bank of America	Sell		USD	163	3.000%(2)	05/11/63	(19)	1	(18)
CMBX NA Index	Bank of America	Sell		USD	586	3.000%(2)	05/11/63	(65)	1	(64)
CMBX NA Index	Barclays	Sell		USD	7,000	3.000%(2)	06/20/23	(709)	(50)	(759)
CMBX NA Index	Citigroup	Sell		USD	107	3.000%(2)	05/11/63	(12)	—	(12)
CMBX NA Index	Citigroup	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Purchase		USD	1,059	(5.000%)(2)	05/11/63	186	(27)	159
CMBX NA Index	Citigroup	Sell		USD	84	3.000%(2)	12/20/23	(9)	—	(9)
CMBX NA Index	Citigroup	Sell		USD	34	3.000%(2)	12/20/23	(3)	(1)	(4)
CMBX NA Index	Citigroup	Purchase		USD	28	(2.000%)(2)	12/19/23	—	—	—
CMBX NA Index	Citigroup	Sell		USD	28	3.000%(2)	06/21/19	(4)	1	(3)
CMBX NA Index	Citigroup	Sell		USD	346	3.000%(2)	05/11/63	(40)	2	(38)
CMBX NA Index	Citigroup	Sell		USD	56	3.000%(2)	12/20/23	(6)	—	(6)
CMBX NA Index	Citigroup	Sell		USD	226	3.000%(2)	05/11/63	(28)	3	(25)
CMBX NA Index	Citigroup	Sell		USD	2	3.000%(2)	05/06/25	—	—	—
CMBX NA Index	Citigroup	Sell		USD	41	3.000%(2)	02/15/19	(5)	1	(4)
CMBX NA Index	Credit Suisse	Sell		USD	689	3.000%(2)	05/11/63	(109)	34	(75)
CMBX NA Index	Credit Suisse	Sell		USD	69	3.000%(2)	01/17/47	(7)	—	(7)
CMBX NA Index	Credit Suisse	Purchase		USD	34	(3.000%)(2)	02/15/44	3	(2)	1
CMBX NA Index	Credit Suisse	Sell		USD	20	3.000%(2)	12/20/23	(2)	—	(2)
CMBX NA Index	Credit Suisse	Sell		USD	205	3.000%(2)	05/11/63	(23)	1	(22)
CMBX NA Index	Credit Suisse	Sell		USD	720	3.000%(2)	05/11/63	(88)	10	(78)
CMBX NA Index	Credit Suisse	Purchase		USD	1,328	(5.000%)(2)	09/17/58	180	(20)	160
CMBX NA Index	Credit Suisse	Sell		USD	180	3.000%(2)	05/11/63	(22)	2	(20)
CMBX NA Index	Credit Suisse	Purchase		USD	1,938	(5.000%)(2)	09/17/58	340	(48)	292
CMBX NA Index	Credit Suisse	Sell		USD	54	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	110	3.000%(2)	05/11/63	(12)	—	(12)
CMBX NA Index	Credit Suisse	Sell		USD	245	3.000%(2)	05/11/63	(29)	2	(27)
CMBX NA Index	Credit Suisse	Sell		USD	552	3.000%(2)	05/11/63	(67)	7	(60)
CMBX NA Index	Credit Suisse	Sell		USD	49	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Credit Suisse	Sell		USD	372	3.000%(2)	05/11/63	(50)	10	(40)
CMBX NA Index	Credit Suisse	Sell		USD	41	3.000%(2)	12/20/23	(4)	—	(4)
CMBX NA Index	Credit Suisse	Sell		USD	108	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Credit Suisse	Sell		USD	102	3.000%(2)	05/11/63	(11)	—	(11)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000%(2)	06/20/26	(8)	—	(8)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 811

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums Paid Unrealized Appreciation
		Purchase/Sell Credit		Notional		Receives Termination (Received)			(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Credit Suisse	Sell		USD	98	3.000%(2)	01/17/47	(13)	2	(11)
CMBX NA Index	Credit Suisse	Sell		USD	56	3.000%(2)	05/11/63	(6)	—	(6)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Credit Suisse	Sell		USD	199	3.000%(2)	05/11/63	(30)	8	(22)
CMBX NA Index	Credit Suisse	Sell		USD	265	3.000%(2)	05/11/63	(44)	15	(29)
CMBX NA Index	Credit Suisse	Sell		USD	102	3.000%(2)	05/11/63	(19)	8	(11)
CMBX NA Index	Goldman Sachs	Sell		USD	57	3.000%(2)	04/16/24	(8)	2	(6)
CMBX NA Index	Goldman Sachs	Sell		USD	222	3.000%(2)	05/11/63	(33)	9	(24)
CMBX NA Index	Goldman Sachs	Sell		USD	20	3.000%(2)	10/25/19	(2)	—	(2)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000%(2)	05/11/63	(714)	226	(488)
CMBX NA Index	Goldman Sachs	Sell		USD	4,544	3.000%(2)	05/11/63	(444)	(49)	(493)
CMBX NA Index	Goldman Sachs	Sell		USD	50	3.000%(2)	01/17/47	(6)	1	(5)
CMBX NA Index	Goldman Sachs	Sell		USD	193	3.000%(2)	05/11/63	(29)	8	(21)
CMBX NA Index	Goldman Sachs	Sell		USD	1,442	3.000%(2)	05/11/63	(235)	79	(156)
CMBX NA Index	Goldman Sachs	Sell		USD	15,000	3.000%(2)	12/20/23	(1,510)	(117)	(1,627)
CMBX NA Index	Goldman Sachs	Sell		USD	40	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	JPMorgan Chase	Purchase		USD	458	(5.000%)(2)	05/11/63	65	(10)	55
CMBX NA Index	JPMorgan Chase	Sell		USD	669	3.000%(2)	05/11/63	(82)	9	(73)
CMBX NA Index	JPMorgan Chase	Sell		USD	501	3.000%(2)	12/20/22	(62)	8	(54)
CMBX NA Index	JPMorgan Chase	Sell		USD	163	3.000%(2)	01/12/45	(20)	2	(18)
CMBX NA Index	JPMorgan Chase	Sell		USD	135	3.000%(2)	01/17/47	(15)	—	(15)
CMBX NA Index	JPMorgan Chase	Sell		USD	13,742	3.000%(2)	05/05/25	(1,819)	329	(1,490)
CMBX NA Index	JPMorgan Chase	Purchase		USD	218	(3.000%)(2)	11/17/59	8	—	8
CMBX NA Index	JPMorgan Chase	Purchase		USD	455	(5.000%)(2)	05/11/63	60	(4)	56
CMBX NA Index	Merrill Lynch	Sell		USD	130	3.000%(2)	01/17/47	(15)	1	(14)
CMBX NA Index	Morgan Stanley	Purchase		USD	99	(3.000%)(2)	12/31/20	6	(2)	4
CMBX NA Index	Morgan Stanley	Sell		USD	46	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	55	3.000%(2)	09/17/58	(6)	—	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	34	3.000%(2)	06/20/24	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	143	3.000%(2)	01/17/47	(22)	6	(16)
CMBX NA Index	Morgan Stanley	Sell		USD	351	3.000%(2)	05/11/63	(27)	14	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	65	3.000%(2)	12/20/23	(8)	1	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	45	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000%(2)	05/11/63	(6)	—	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	17	3.000%(2)	02/14/20	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	47	3.000%(2)	12/20/23	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	49	3.000%(2)	09/17/58	(6)	1	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	31	3.000%(2)	05/11/63	(5)	2	(3)
CMBX NA Index	Morgan Stanley	Sell		USD	94	3.000%(2)	05/11/63	(14)	4	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	334	3.000%(2)	05/11/63	(41)	5	(36)

See accompanying notes which are an integral part of the financial statements.

812 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums Paid Unrealized Appreciation
		Purchase/Sell Credit		Notional		Receives Termination (Received)			(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Morgan Stanley	Sell		USD	79	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000%(2)	09/17/58	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	28	2.000%(2)	12/31/20	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000%(2)	06/20/24	(7)	2	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	134	3.000%(2)	01/17/47	(17)	2	(15)
CMBX NA Index	Morgan Stanley	Sell		USD	66	3.000%(2)	01/17/47	(8)	1	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	123	3.000%(2)	06/20/22	(17)	4	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	364	3.000%(2)	05/11/63	(53)	14	(39)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000%(2)	05/11/63	(57)	20	(37)
CMBX NA Index	Morgan Stanley	Sell		USD	33	3.000%(2)	12/20/23	(3)	(1)	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000%(2)	03/08/24	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	77	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	189	3.000%(2)	05/11/63	(32)	14	(18)
iTraxx Europe
Crossover Index	Goldman Sachs	Purchase		USD	—	(5.000%)(2)	02/14/20	(2)	2	—
Total Open Credit Indices Contracts								(6,066)	579	(5,487)
Total Open Credit Default Swap Contracts (å)								(5,487)	820	(4,667)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$3,847	$—	$—	$3,847	0.2
Corporate Bonds and Notes	—	96,077	—	—	96,077	4.4
International Debt	—	46,434	—	—	46,434	2.1
Loan Agreements	—	56,270	—	—	56,270	2.6
Mortgage-Backed Securities	—	449,765	7,909	—	457,674	21.1
Non-US Bonds	—	69,853	—	—	69,853	3.2
United States Government Treasuries	—	913	—	—	913	0.1
Common Stocks
Consumer Discretionary	68,983	72,376	—	—	141,359	6.5
Consumer Staples	24,657	13,657	—	—	38,314	1.8
Energy	35,656	19,278	—	—	54,934	2.5
Financial Services	234,821	136,805	178	—	371,804	17.1
Health Care	72,709	22,173	—	—	94,882	4.4
Materials and Processing	85,606	50,009	—	—	135,615	6.3

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 813

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Producer Durables	95,648	69,411	—	—	165,059	7.6
Technology	188,491	40,958	—	—	229,449	10.6
Utilities	67,379	32,411	—	—	99,790	4.6
Preferred Stocks	3,820	6,452	—	—	10,272	0.5
Options Purchased	536	655	—	—	1,191	0.1
Warrants & Rights	—	69	91	—	160	—*
Short-Term Investments	—	64,307	—	209,584	273,891	12.6
Other Securities	—	—	—	52,665	52,665	2.4
Total Investments	878,306	1,251,720	8,178	262,249	2,400,453	110.7
Other Assets and Liabilities, Net						(10.7)
						100.0
Other Financial Instruments
Assets
Futures Contracts	16,688	—	—	—	16,688	0.8
Foreign Currency Exchange Contracts	3	4,892	—	—	4,895	0.2
Total Return Swap Contracts	—	844	—	—	844	—*
Interest Rate Swap Contracts	—	2,498	—	—	2,498	0.1
Credit Default Swap Contracts	—	3,009	—	—	3,009	0.1

Liabilities
Futures Contracts	(45,853)	—	—	—	(45,853)	(2.1)
Options Written	(517)	(819)	—	—	(1,336)	(0.1)
Foreign Currency Exchange Contracts	(7)	(4,282)	—	—	(4,289)	(0.2)
Total Return Swap Contracts	—	(1,516)	—	—	(1,516)	(0.1)
Interest Rate Swap Contracts	—	(7,049)	—	—	(7,049)	(0.3)
Credit Default Swap Contracts	—	(7,676)	—	—	(7,676)	(0.4)
Total Other Financial Instruments**	$(29,686)	$(10,099)	$—	$—	$(39,785)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

814 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	2,162
Australia	17,350
Austria	3,063
Belgium	8,340
Bermuda	2,108
Brazil	16,215
Canada	65,190
Cayman Islands	5,662
Chile	2,924
China	81,474
Colombia	5,944
Czech Republic	3,124
Denmark	16,815
Finland	6,722
France	30,929
Georgia	184
Germany	24,227
Greece	1,594
Guernsey	1,765
Hong Kong	26,741
Hungary	2,374
India	8,357
Indonesia	6,440
Ireland	5,744
Isle of Man	93
Israel	629
Italy	11,128
Japan	143,625
Jersey	1,552
Luxembourg	7,235
Marshall Islands	2,664
Mexico	11,972
Monaco	1,127
Netherlands	8,159
Norway	2,273
Peru	2,540
Poland	458
Portugal	599
Puerto Rico	5,597
Romania	1,624
Russia	26,703
Saudi Arabia	195
Singapore	9,839
South Africa	11,209
South Korea	29,325
Spain	7,594
Sweden	3,866
Switzerland	1,303
Taiwan	7,645
Thailand	7,329
Turkey	5,100

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 815

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Ukraine	2,353
United Arab Emirates	795
United Kingdom	42,099
United States	1,693,660
Virgin Islands, British	4,715
Total Investments	2,400,453

See accompanying notes which are an integral part of the financial statements.

816 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value*	$63	$—	$—	$1,128
Unrealized appreciation on foreign currency exchange contracts	—	—	4,895	—
Variation margin on futures contracts**	14,013	—	—	2,675
Total return swap contracts, at fair value	844	—	—	—
Interest rate swap contracts, at fair value	—	—	—	2,498
Credit default swap contracts, at fair value	—	3,009	—	—
Total	$14,920	$3,009	$4,895	$6,301

Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$44,618	$—	$—	$1,235
Unrealized depreciation on foreign currency exchange contracts	—	—	4,289	—
Options written, at fair value	—	—	—	1,336
Total return swap contracts, at fair value	1,516	—	—	—
Interest rate swap contracts, at fair value	—	—	—	7,049
Credit default swap contracts, at fair value	—	7,676	—	—
Total	$46,134	$7,676	$4,289	$9,620
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments***	$(19,884)	$—	$—	$1,182
Futures contracts	27,780	—	—	20,705
Options written	2,102	—	—	569
Total return swap contracts	11,949	—	—	—
Interest rate swap contracts	—	—	—	(12,698)
Credit default swap contracts	—	3,868	—	—
Foreign currency exchange contracts	—	—	(3,481)	—
Total	$21,947	$3,868	$(3,481)	$9,758

Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)

Investments****	$12,078	$—	$—	$(2,814)
Futures contracts	(72,534)	—	—	9,161
Options written	(745)	—	—	722
Total return swap contracts	(672)	—	—	—
Interest rate swap contracts	—	—	—	(818)
Credit default swap contracts	—	1,173	—	—
Foreign currency exchange contracts	—	—	1,449	—
Total	$(61,873)	$1,173	$1,449	$6,251

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 817

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities	Recognized Assets and		of Assets and
Description	- Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$1,191	$—	$ 1,191
Securities on Loan*	Investments, at fair value	50,528	—	50,528
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,895	—	4,895
Total Return Swap Contracts	Total return swap contracts, at fair value	844	—	844
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,498	—	2,498
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,009	—	3,009
Total Financial and Derivative Assets		62,965	—	62,965
Financial and Derivative Assets not subject to a netting agreement		(1,340)	—	(1,340)
Total Financial and Derivative Assets subject to a netting agreement		$61,625	$—	$ 61,625

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement Financial and
	of Assets and Derivative Collateral
Counterparty	Liabilities Instruments Received^ Net Amount
Bank of America	$991	$710	$281	$—
Bank of Montreal	385	86	—	299
Bank of Nova Scotia	232	—	232	—
Barclays	9,808	2,397	7,317	94
BNP Paribas	109	—	—	109
Citigroup	19,191	1,260	17,931	—
Commonwealth Bank of Australia	388	90	—	298
Credit Suisse	1,220	453	767	—
Goldman Sachs	551	115	436	—
HSBC	8,525	224	8,301	—
JPMorgan Chase	865	736	129	—
Merrill Lynch	6,716	—	6,716	—
Morgan Stanley	9,571	4	9,564	3
Northern Trust	91	1	—	90
Royal Bank of Canada	384	384	—	—
State Street	2,104	181	710	1,213
UBS	93	45	—	48
Westpac	401	306	—	95
Total	$61,625	$6,992	$52,384	$2,249

See accompanying notes which are an integral part of the financial statements.

818 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities	Recognized Assets and		of Assets and
Description	- Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$4,289	$—	$ 4,289
Options Written Contracts	Options written, at fair value	1,336	—	1,336
Total Return Swap Contracts	Total return swap contracts, at fair value	1,516	—	1,516
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	7,049	—	7,049
Credit Default Swap Contracts	Credit default swap contracts, at fair value	7,676	—	7,676
Total Financial and Derivative Liabilities		21,866	—	21,866
Financial and Derivative Liabilities not subject to a netting agreement		(1,696)	—	(1,696)
Total Financial and Derivative Liabilities subject to a netting agreement		$20,170	$—	$ 20,170

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement Financial and
	of Assets and Derivative Collateral
Counterparty	Liabilities Instruments Pledged^ Net Amount
Bank of America	$818	$710	$108	$—
Bank of Montreal	377	86	—	291
Barclays	7,352	2,397	3,965	990
Citigroup	1,662	1,260	160	242
Commonwealth Bank of Australia	376	90	—	286
Credit Suisse	473	453	20	—
Goldman Sachs	4,854	115	4,739	—
HSBC	224	224	—	—
JPMorgan Chase	2,324	736	200	1,388
Merrill Lynch	14	—	14	—
Morgan Stanley	310	4	—	306
Northern Trust	1	1	—	—
Royal Bank of Canada	850	384	—	466
State Street	181	181	—	—
UBS	48	45	—	3
Westpac	306	306	—	—
Total	$20,170	$6,992	$9,206	$3,972

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 819

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2019
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,310,477
Investments, at fair value(*)(>)	2,400,453
Cash	673
Foreign currency holdings(^)	2,557
Unrealized appreciation on foreign currency exchange contracts	4,895
Receivables:
Dividends and interest	10,753
Dividends from affiliated funds	203
Investments sold	512,597
Fund shares sold	2,152
From broker(a)(b)	636,593
Variation margin on futures contracts	98,275
Prepaid expenses	15
Total return swap contracts, at fair value(8)	844
Interest rate swap contracts, at fair value(•)	2,498
Credit default swap contracts, at fair value(+)	3,009
Total assets	3,675,517

Liabilities
Payables:
Due to broker (c)(d)	628,727
Investments purchased	770,484
Fund shares redeemed	1,919
Accrued fees to affiliates	1,455
Other accrued expenses	186
Variation margin on futures contracts	30,604
Deferred capital gains tax liability	91
Unfunded loan commitment	3
Unrealized depreciation on foreign currency exchange contracts	4,289
Options written, at fair value(x)	1,336
Payable upon return of securities loaned	52,665
Total return swap contracts, at fair value(8)	1,516
Interest rate swap contracts, at fair value(•)	7,049
Credit default swap contracts, at fair value(+)	7,676
Total liabilities	1,508,000

Net Assets	$2,167,517

(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

820 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities, continued(†) — April 30, 2019
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$17,349
Shares of beneficial interest	2,065
Additional paid-in capital	2,148,103
Net Assets	$2,167,517

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.51
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.15
Class A — Net assets	$2,491,326
Class A — Shares outstanding ($. 01 par value)	237,013
Net asset value per share: Class C(#)	$10.50
Class C — Net assets	$231,222
Class C — Shares outstanding ($. 01 par value)	22,024
Net asset value per share: Class M(#)	$10.50
Class M — Net assets	$190,626,668
Class M — Shares outstanding ($. 01 par value)	18,155,720
Net asset value per share: Class S(#)	$10.50
Class S — Net assets	$ 1,963,817,089
Class S — Shares outstanding ($. 01 par value)	187,118,287
Net asset value per share: Class Y(#)	$10.50
Class Y — Net assets	$10,351,074
Class Y — Shares outstanding ($. 01 par value)	985,515
Amounts in thousands
(^) Foreign currency holdings - cost	$2,491
(x) Premiums received on options written	$1,548
(*) Securities on loan included in investments	$50,528
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$(3,579)
(+) Credit default swap contracts - premiums paid (received)	$(5,487)
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$262,249

(a) Receivable from Broker for Swaps	$635,845
(b) Receivable from Broker for Forwards	$748
(c) Due to Broker for Swaps	$627,988
(d) Due to Broker for Forwards	$739
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 821

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,403
Dividends from affiliated funds	2,253
Interest	11,041
Securities lending income (net)	102
Total investment income	26,799

Expenses
Advisory fees	9,477
Administrative fees	548
Custodian fees	438
Distribution fees - Class A	3
Distribution fees - Class C	1
Transfer agent fees - Class A	2
Transfer agent fees - Class C	—**
Transfer agent fees - Class M	117
Transfer agent fees - Class S	1,902
Transfer agent fees - Class Y	—**
Professional fees	115
Registration fees	51
Shareholder servicing fees - Class C	—**
Trustees’ fees	34
Printing fees	97
Miscellaneous	58
Expenses before reductions	12,843
Expense reductions	(2,956)
Net expenses	9,887
Net investment income (loss)	16,912

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(41,638)
Investments in affiliated funds	(31)
Futures contracts	48,485
Options written	2,671
Foreign currency exchange contracts	(3,481)
Total return swap contracts	11,949
Interest rate swap contracts	(12,698)
Credit default swap contracts	3,868
Foreign currency-related transactions	(222)
Net realized gain (loss)	8,903
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	161,225
Investments in affiliated funds	39
Futures contracts	(63,373)
Options written	(23)
Foreign currency exchange contracts	1,449
Total return swap contracts	(672)
Interest rate swap contracts	(818)
Credit default swap contracts	1,173

See accompanying notes which are an integral part of the financial statements.

822 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†), continued — For the Period Ended April 30,
2019 (Unaudited)

Amounts in thousands
Foreign currency-related transactions	(123)
Net change in unrealized appreciation (depreciation)	98,877
Net realized and unrealized gain (loss)	107,780
Net Increase (Decrease) in Net Assets from Operations	$124,692

**      Less than $500.
(†)     The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 823

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,912	$36,909
Net realized gain (loss)	8,903	(33,242)
Net change in unrealized appreciation (depreciation)	98,877	(70,376)
Net increase (decrease) in net assets from operations	124,692	(66,709)

Distributions
To shareholders
Class A	(33)	(18)
Class C	(2)	(3)
Class M	(1,783)	(1,649)
Class S	(29,830)	(40,567)
Class Y	(155)	(972)
Net decrease in net assets from distributions	(31,803)	(43,209)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(169,162)	689,830
Total Net Increase (Decrease) in Net Assets	(76,273)	579,912

Net Assets
Beginning of period	2,243,790	1,663,878
End of period	$2,167,517	$2,243,790

(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

824 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets, continued(†)

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	178	$1,806	144	$1,511
Proceeds from reinvestment of distributions	3	33	2	18
Payments for shares redeemed	(119)	(1,167)	(32)	(332)
Net increase (decrease)	62	672	114	1,197
Class C
Proceeds from shares sold	15	150	18	192
Proceeds from reinvestment of distributions	— **	2	— **	2
Payments for shares redeemed	(17)	(169)	(4)	(45)
Net increase (decrease)	(2)	(17)	14	149
Class M
Proceeds from shares sold	9,530	98,806	8,913	93,316
Proceeds from reinvestment of distributions	178	1,783	158	1,648
Payments for shares redeemed	(1,807)	(18,345)	(2,950)	(30,730)
Net increase (decrease)	7,901	82,244	6,121	64,234
Class S
Proceeds from shares sold	14,614	147,811	102,713	1,074,274
Proceeds from reinvestment of distributions	3,006	29,781	3,876	40,526
Payments for shares redeemed	(42,288)	(429,676)	(43,580)	(454,989)
Net increase (decrease)	(24,668)	(252,084)	63,009	659,811
Class Y
Proceeds from shares sold	2	23	75	790
Payments for shares redeemed	—	—	(3,496)	(36,351)
Net increase (decrease)	2	23	(3,421)	(35,561)
Total increase (decrease)	(16,705)	$(169,162)	65,837	$689,830

** Less than 500 shares.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 825

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.07	. 06	. 52	. 58	(. 09)	(. 05)
October 31, 2018	10.59	. 17	(. 47)	(. 30)	(. 14)	(. 08)
October 31, 2017(11)	10.48	. 02	. 09	. 11	—	—

Class C
April 30, 2019*	10.05	. 03	. 51	. 54	(. 04)	(. 05)
October 31, 2018	10.58	. 10	(. 48)	(. 38)	(. 07)	(. 08)
October 31, 2017(11)	10.48	. 01	. 09	. 10	—	—

Class M
April 30, 2019*	10.06	. 08	. 51	. 59	(. 10)	(. 05)
October 31, 2018	10.57	. 21	(. 47)	(. 26)	(. 17)	(. 08)
October 31, 2017(9)	10.08	. 12	. 39	. 51	(. 02)	—

Class S
April 30, 2019*	10.05	. 08	. 52	. 60	(. 10)	(. 05)
October 31, 2018	10.57	. 20	(. 48)	(. 28)	(. 16)	(. 08)
October 31, 2017(8)	10.00	. 10	. 49	. 59	(. 02)	—

Class Y
April 30, 2019*	10.06	. 09	. 51	. 60	(. 11)	(. 05)
October 31, 2018	10.58	. 22	(. 48)	(. 26)	(. 18)	(. 08)
October 31, 2017(10)	10.44	. 04	. 12	. 16	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

826 Multi-Asset Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 14)	10.51	5.83	2,491	1.44	1.17	1.27	89
(. 22)	10.07	(2.93)	1,760	1.47	1.18	1.61	135
—	10.59	1.05	641	1.55	1.17	1.87	85

(. 09)	10.50	5.43	231	2.18	1.92	. 60	89
(. 15)	10.05	(3.66)	236	2.22	1.93	. 91	135
—	10.58	. 95	101	2.34	1.96	. 44	85

(. 15)	10.50	6.00	190,627	1.20	. 82	1.54	89
(. 25)	10.06	(2.54)	103,129	1.22	. 83	2.01	135
(. 02)	10.57	5.11	43,713	1.35	. 91	1.80	85

(. 15)	10.50	6.04	1,963,817	1.19	. 92	1.57	89
(. 24)	10.05	(2.74)	2,128,773	1.21	. 93	1.91	135
(. 02)	10.57	5.93	1,572,829	1.29	1.01	1.49	85

(. 16)	10.50	6.04	10,351	1.00	. 73	1.75	89
(. 26)	10.06	(2.56)	9,892	1.02	. 73	2.07	135
(. 02)	10.58	1.56	46,594	1.09	. 73	1.97	85

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 827

Russell Investment Company
Multi-Asset Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$1,027,192
Administration fees			86,388
Distribution fees			611
Shareholder servicing fees			47
Transfer agent fees			340,476
			$1,454,714
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$—	$132,971 $ 80,306		$ —	$—	$52,665	$353 $	—
U. S. Cash Management Fund	528,439	1,694,348	2,013,211	(31)	39	209,584	2,253	—
	$528,439	$1,827,319$ 2,093,517		$ (31)	$39	$262,249	$2,606 $	—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,416,864,051
Unrealized Appreciation	$140,750,218
Unrealized Depreciation	(87,380,620)
Net Unrealized Appreciation (Depreciation)	$53,369,598

See accompanying notes which are an integral part of the financial statements.

828 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class S	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2018	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2018 to April 30, 2019.	April 30, 2019	$1,039.00	$1,020.38
	Expenses Paid During Period*	$4.50	$4.46
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period) . May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Strategic Call Overwriting Fund 829

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.7%			Coca-Cola Co. (The)(ì)	14,628	718
Consumer Discretionary - 14.5%			Constellation Brands, Inc. Class A	634	134
Advance Auto Parts, Inc.	343	57	CVS Health Corp.	5,880	320
Amazon. com, Inc. (ì)(Æ)	1,568	3,021	Hormel Foods Corp.	4,652	186
AutoNation, Inc. (Æ)	1,314	55	Kimberly-Clark Corp.	1,310	168
Best Buy Co. , Inc.	2,446	182	Kraft Heinz Co. (The)	2,365	79
BorgWarner, Inc.	1,216	51	Molson Coors Brewing Co. Class B	1,487	95
CarMax, Inc. (Æ)	2,143	167	Mondelez International, Inc. Class A	8,976	456
Carnival Corp.	2,543	139	PepsiCo, Inc. (ì)	5,648	723
Comcast Corp. Class A(ì)	23,631	1,029	Procter & Gamble Co. (The)(ì)	9,891	1,053
Costco Wholesale Corp.	2,288	562	Sprouts Farmers Market, Inc. (Æ)	2,538	54
Dick's Sporting Goods, Inc.	1,283	47	Tyson Foods, Inc. Class A	2,406	181
Dollar General Corp.	1,953	246	Walgreens Boots Alliance, Inc.	5,140	275
DR Horton, Inc.	2,712	120
eBay, Inc.	5,211	202			5,235
Expedia, Inc.	525	68
Foot Locker, Inc.	760	43	Energy - 4.5%
			Baker Hughes, a GE Co. LLC	3,366	81
Ford Motor Co.	20,117	210	Chevron Corp. (ì)	8,004	961
Fox Corp. Class A	3,198	125	Concho Resources, Inc.	762	88
Gap, Inc. (The)	3,571	93	ConocoPhillips	7,141	451
Garmin, Ltd.	1,079	93	Exxon Mobil Corp. (ì)	16,412	1,317
Gentex Corp.	3,254	75	First Solar, Inc. (Æ)	857	53
Goodyear Tire & Rubber Co. (The)	2,724	52	Helmerich & Payne, Inc.	1,227	72
Graham Holdings Co. Class B	122	91	HollyFrontier Corp.	1,297	62
H&R Block, Inc.	2,631	72	Marathon Petroleum Corp.	2,560	156
Hasbro, Inc.	1,340	136	National Oilwell Varco, Inc.	1,664	43
Home Depot, Inc. (The)(ì)	6,060	1,234	Occidental Petroleum Corp.	2,850	168
Kohl's Corp.	1,853	132	Phillips 66	3,445	325
Lear Corp.	963	138	SM Energy Co.	2,696	43
Lennar Corp. Class A	1,311	68	Valero Energy Corp.	4,311	391
Macy's, Inc.	3,532	83	Williams Cos. , Inc. (The)	4,603	130
Madison Square Garden Co. (The) Class A(Æ)	168	52
Netflix, Inc. (Æ)	1,659	615			4,341
Nike, Inc. Class B	7,040	618
PulteGroup, Inc.	2,943	93	Financial Services - 19.4%
PVH Corp.	797	103	Ally Financial, Inc.	1,926	57
Qurate Retail, Inc. Class A(Æ)	2,663	45	American Express Co. (ì)	4,604	540
Ross Stores, Inc.	1,552	152	American International Group, Inc.	7,043	335
Skechers U. S. A. , Inc. Class A(Æ)	1,543	49	American National Insurance Co.	2,476	280
Starbucks Corp.	6,043	469	American Tower Corp. (ö)	1,696	331
Target Corp.	1,983	154	Apartment Investment & Management Co.
Thor Industries, Inc.	937	62	Class A(ö)	2,312	114
Tiffany & Co.	1,156	125	Assurant, Inc.	1,068	101
TJX Cos. , Inc.	8,562	470	Assured Guaranty, Ltd.	7,821	373
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	214	75	AXA Equitable Holdings, Inc.	4,227	96
Urban Outfitters, Inc. (Æ)	2,938	87	Bank of America Corp. (ì)	40,974	1,253
Walmart, Inc. (ì)	7,308	752	Berkshire Hathaway, Inc. Class B(ì) (Æ)	7,392	1,602
Walt Disney Co. (The)(ì)	9,745	1,335	Brighthouse Financial, Inc. (Æ)	2,217	93
Whirlpool Corp.	556	77	Capital One Financial Corp.	2,098	195
Wyndham Destinations, Inc.	1,432	62	CBRE Group, Inc. Class A(Æ)	1,953	102
Wyndham Hotels & Resorts, Inc.	1,432	80	Cincinnati Financial Corp.	2,745	264
			Citigroup, Inc. (ì)	10,669	754
		14,066	Comerica, Inc.	912	72
			Crown Castle International Corp. (ö)	1,710	215
Consumer Staples - 5.4%			Duke Realty Corp. (ö)	4,212	131
Altria Group, Inc. (ì)	7,655	416	E*Trade Financial Corp.	3,806	193
Archer-Daniels-Midland Co.	7,281	325	Equifax, Inc.	652	82
Bunge, Ltd.	991	52

See accompanying notes which are an integral part of the financial statements.

830 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Equity Commonwealth(ö)	4,645	148	DexCom, Inc. (Æ)	534	65
Federal Realty Investment Trust(ö)	676	90	Eli Lilly & Co.	4,646	544
Fidelity National Financial, Inc.	4,299	172	Gilead Sciences, Inc. (ì)	5,016	326
Fidelity National Information Services, Inc.	1,890	219	HCA Healthcare, Inc.	1,897	241
First Hawaiian, Inc.	1,777	49	Henry Schein, Inc. (Æ)	2,414	155
Goldman Sachs Group, Inc. (The)	2,060	424	Hill-Rom Holdings, Inc.	428	43
Huntington Bancshares, Inc.	10,892	152	Humana, Inc.	606	155
Intercontinental Exchange, Inc.	2,404	196	IDEXX Laboratories, Inc. (Æ)	1,149	266
Jack Henry & Associates, Inc.	581	87	Johnson & Johnson(ì)	10,220	1,443
Jefferies Financial Group, Inc. (Æ)	2,584	53	McKesson Corp.	729	87
Jones Lang LaSalle, Inc.	297	46	MEDNAX, Inc. (Æ)	1,558	44
JPMorgan Chase & Co. (ì)	15,215	1,766	Medtronic PLC(ì)	6,574	584
Kilroy Realty Corp. (ö)	1,430	110	Merck & Co. , Inc. (ì)	11,486	904
Lamar Media Corp. Class A(ö)	682	56	PerkinElmer, Inc.	2,078	199
Legg Mason, Inc.	2,165	72	Pfizer, Inc. (ì)	22,457	912
Lincoln National Corp.	2,048	137	Premier, Inc. Class A(Æ)	1,649	55
MarketAxess Holdings, Inc.	185	51	Regeneron Pharmaceuticals, Inc. (Æ)	729	250
MasterCard, Inc. Class A(ì)	5,529	1,406	ResMed, Inc.	905	95
MetLife, Inc.	5,869	271	United Therapeutics Corp. (Æ)	369	38
Morningstar, Inc.	801	115	UnitedHealth Group, Inc. (ì)	5,469	1,275
Nasdaq, Inc.	2,180	201	Universal Health Services, Inc. Class B	390	49
Old Republic International Corp.	2,157	48	Varian Medical Systems, Inc. (Æ)	1,286	175
PayPal Holdings, Inc. (Æ)	4,512	509	WellCare Health Plans, Inc. (Æ)	586	151
People's United Financial, Inc.	6,598	114			11,097
Popular, Inc.	7,049	407
Public Storage(ö)	857	189	Materials and Processing - 2.9%
Raymond James Financial, Inc.	1,782	163	Albemarle Corp.	1,165	87
Realogy Holdings Corp.	3,759	49	Ball Corp.	2,894	173
Realty Income Corp. (ö)	1,306	91	Bemis Co. , Inc.	1,486	85
RenaissanceRe Holdings, Ltd.	1,137	177	Cabot Corp.	1,094	50
SEI Investments Co.	2,545	139	Domtar Corp.	3,671	179
SL Green Realty Corp. (ö)	803	71	Dow Chemical Co. (The)	3,820	217
TD Ameritrade Holding Corp.	4,170	219	DowDuPont, Inc. (ì)	11,462	441
Torchmark Corp.	1,928	169	FMC Corp.	1,114	88
Total System Services, Inc.	2,437	249	Freeport-McMoRan, Inc.	6,395	79
Unum Group	4,080	151	Huntsman Corp.	2,153	48
US Bancorp	8,078	431	International Flavors & Fragrances, Inc.	520	72
Visa, Inc. Class A(ì)	6,920	1,138	Linde PLC	2,094	377
Weingarten Realty Investors(ö)	2,030	59	Masco Corp.	3,011	118
Wells Fargo & Co. (ì)	21,939	1,062	Newmont Mining Corp.	2,293	71
Weyerhaeuser Co. (ö)	2,839	76	Owens Corning	959	49
White Mountains Insurance Group, Ltd.	79	74	Packaging Corp. of America	995	99
WR Berkley Corp.	2,743	168	Reliance Steel & Aluminum Co.	589	54
Zions Bancorp NA	3,493	172	Royal Gold, Inc.	1,227	107
		18,929	Sealed Air Corp.	1,407	66
			United States Steel Corp.	9,668	151
Health Care - 11.4%			Vulcan Materials Co.	817	103
Abbott Laboratories(ì)	6,677	531	Westrock Co.	3,314	127
AbbVie, Inc. (ì)	5,608	445			2,841
Amgen, Inc. (ì)	2,660	477
Baxter International, Inc.	3,624	276	Producer Durables - 10.6%
Biogen, Inc. (Æ)	894	205	3M Co. (ì)	3,070	582
Bristol-Myers Squibb Co.	6,720	312	Accenture PLC Class A	2,894	529
Bruker Corp.	1,211	47	AGCO Corp.	898	64
Centene Corp. (Æ)	1,571	81	Allison Transmission Holdings, Inc. Class A	978	46
Cigna Corp.	3,355	533	Ametek, Inc.	1,190	105
Dentsply Sirona, Inc.	2,613	134

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 831

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Arcosa, Inc.	2,063	64	Cadence Design Systems, Inc. (Æ)	4,151	288
Avery Dennison Corp.	1,187	131	Cars. com, Inc. (Æ)	1	—
Boeing Co. (The)(ì)	3,455	1,305	Cisco Systems, Inc. (ì)	22,800	1,276
Booz Allen Hamilton Holding Corp. Class A	1,211	72	Covetrus, Inc. (Æ)	1,493	49
Caterpillar, Inc. (ì)	2,189	305	Dolby Laboratories, Inc. Class A	2,646	171
Cintas Corp.	713	155	DXC Technology Co.	3,358	221
Colfax Corp. (Æ)	1,584	48	Electronic Arts, Inc. (Æ)	2,871	272
Cummins, Inc.	1,106	184	Facebook, Inc. Class A(ì) (Æ)	9,070	1,754
Delta Air Lines, Inc.	3,365	196	Harris Corp.	882	149
Eaton Corp. PLC	2,314	192	Hewlett Packard Enterprise Co.	15,276	242
Emerson Electric Co.	5,220	371	HP, Inc. (Æ)	12,517	250
Expeditors International of Washington, Inc.	1,332	106	Intel Corp. (ì)	17,580	897
Flir Systems, Inc.	1,971	104	Lam Research Corp.	1,534	318
Flowserve Corp.	2,221	109	Leidos Holdings, Inc.	900	66
Honeywell International, Inc.	3,174	551	Marvell Technology Group, Ltd.	2,852	71
IDEX Corp.	1,701	266	Maxim Integrated Products, Inc.	1,820	109
Jacobs Engineering Group, Inc.	2,018	157	Microchip Technology, Inc.	2,202	220
JetBlue Airways Corp. (Æ)	2,828	52	Micron Technology, Inc. (Æ)	11,166	470
Johnson Controls International PLC(Æ)	3,469	130	Microsoft Corp. (ì)	29,554	3,860
Kirby Corp. (Æ)	592	48	NVIDIA Corp.	2,303	417
Knight-Swift Transportation Holdings, Inc.			Oracle Corp. (ì)	9,688	536
(Æ)	1,415	47	Skyworks Solutions, Inc.	909	80
L3 Technologies, Inc.	1,268	277	Tableau Software, Inc. Class A(Æ)	470	57
ManpowerGroup, Inc.	556	53	Teradyne, Inc.	2,531	124
Mettler-Toledo International, Inc. (Æ)	350	261	Texas Instruments, Inc.	4,185	493
Oshkosh Corp.	1,097	91	Twilio, Inc. Class A(Æ)	1,401	192
Quanta Services, Inc.	1,940	79	VeriSign, Inc. (Æ)	1,225	242
Robert Half International, Inc.	1,651	103	VMware, Inc. Class A	362	74
Ryder System, Inc.	800	50			21,372
Schneider National, Inc. Class B	7,051	147
Snap-on, Inc.	769	129	Utilities - 5.0%
Southwest Airlines Co.	3,201	174	Ameren Corp.	3,737	272
Square, Inc. Class A(Æ)	1,552	113	American Electric Power Co. , Inc.	4,068	348
Terex Corp.	1,917	64	AT&T, Inc. (ì)	28,530	883
Textron, Inc.	2,068	110	Centennial Resource Development, Inc. Class
Trimble Navigation, Ltd. (Æ)	1,732	71	A(Æ)	5,048	53
Trinity Industries, Inc.	6,189	133	CMS Energy Corp.	5,345	297
Union Pacific Corp. (ì)	5,311	940	CNX Resources Corp. (Æ)	27,308	245
United Continental Holdings, Inc. (Æ)	1,529	136	Duke Energy Corp.	5,084	463
United Parcel Service, Inc. Class B	2,646	281	Evergy, Inc.	1,532	89
United Technologies Corp. (ì)	4,472	638	Exelon Corp.	10,298	525
Waters Corp. (Æ)	1,268	271	FirstEnergy Corp.	2,224	93
WESCO International, Inc. (Æ)	1,491	85	Hawaiian Electric Industries, Inc.	5,134	213
Xylem, Inc.	2,411	201	NiSource, Inc.	4,424	123
		10,326	NRG Energy, Inc.	3,426	141
			Pinnacle West Capital Corp.	2,022	193
Technology - 22.0%			Verizon Communications, Inc. (ì)	15,811	904
Akamai Technologies, Inc. (Æ)	1,200	96	Whiting Petroleum Corp. (Æ)	1,840	50
Alphabet, Inc. Class A(ì) (Æ)	1,686	2,021			4,892
Alphabet, Inc. Class C(ì) (Æ)	1,168	1,388

Amdocs, Ltd.	1,790	99	Total Common Stocks
Analog Devices, Inc.	1,401	163
Ansys, Inc. (Æ)	408	80	(cost $46,738)		93,099
Apple, Inc. (ì)	19,939	4,001
Avnet, Inc.	1,478	72	Options Purchased - 0.5%
Black Knight, Inc. (Æ)	1,318	74	(Number of Contracts)
Broadcom, Inc.	1,509	480	SPX Volatility Index

See accompanying notes which are an integral part of the financial statements.

832 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal			Fair
		Amount ($) or			Value
		Shares			$
	Goldman Sachs Jun 2019 19.00 Call	USD	194	(ÿ)	10
	(102) Goldman Sachs Jun 2019 21.00 Call
	(68)	USD	143	(ÿ)	5
	Goldman Sachs Jun 2019 23.00 Call	USD	469	(ÿ)	12
	(204) Goldman Sachs Jun 2019 24.00 Call
	(204)	USD	490	(ÿ)	15
	Goldman Sachs Jul 2019 20.00 Call	USD	340	(ÿ)	20
	(170) Goldman Sachs Aug 2019 20.00 Call
	(68)	USD	136	(ÿ)	9
	Morgan Stanley Aug 2019 25.00 Call	USD	510	(ÿ)	17
	(204) Goldman Sachs May 2019 16.00 Put
	(102)	USD	163	(ÿ)	24
	Goldman Sachs May 2019 17.00 Put	USD	231	(ÿ)	44
	(136) Goldman Sachs May 2019 20.00 Put
	(204)	USD	408	(ÿ)	122
	UBS Jun 2019 16.00 Put (102)	USD	163	(ÿ)	19
	Goldman Sachs Jun 2019 19.00 Put	USD	258	(ÿ)	57
	(136) Bank of America Jun 2019 20.00 Put
	(204)	USD	408	(ÿ)	104
	Morgan Stanley Jul 2019 16.00 Put	USD	218	(ÿ)	24
	(136)
	Total Options Purchased
	(cost $483)				482

Short	-Term Investments - 3.8%
	U. S. Cash Management Fund(@)		3,751,327	(8)	3,752
	Total Short-Term Investments
	(cost $3,752)				3,752

	Total Investments 100.0%
	(identified cost $50,973)				97,333

	Other Assets and Liabilities, Net
-	(0.0%)				(36)
	Net Assets - 100.0%				97,297

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 833

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	29	USD	4,275	06/19	178
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					178

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Call	50	2,945.00	USD	14,725	05/03/19	(64)
S&P 500 Index	Goldman Sachs	Call	35	2,905.00	USD	10,168	05/10/19	(175)
S&P 500 Index	Goldman Sachs	Call	25	2,935.00	USD	7,338	05/10/19	(49)
S&P 500 Index	Goldman Sachs	Call	25	2,940.00	USD	7,350	05/10/19	(58)
S&P 500 Index	Goldman Sachs	Call	50	2,965.00	USD	14,825	05/17/19	(77)
S&P 500 Index	Goldman Sachs	Call	35	2,980.00	USD	10,430	05/24/19	(50)
S&P 500 Index	Goldman Sachs	Call	40	2,990.00	USD	11,960	06/07/19	(59)
SPX Volatility Index	Goldman Sachs	Put	204	15.00	USD	306	05/22/19	(33)
SPX Volatility Index	Bank of America	Put	204	14.00	USD	286	06/19/19	(14)
Total Liability for Options Written (premiums received $406)								(579)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$14,066	$—	$—	$—	$14,066	14.5
Consumer Staples	5,235	—	—	—	5,235	5.4
Energy	4,341	—	—	—	4,341	4.5
Financial Services	18,929	—	—	—	18,929	19.4
Health Care	11,097	—	—	—	11,097	11.4
Materials and Processing	2,841	—	—	—	2,841	2.9
Producer Durables	10,326	—	—	—	10,326	10.6
Technology	21,372	—	—	—	21,372	22.0
Utilities	4,892	—	—	—	4,892	5.0
Options Purchased	482	—	—	—	482	0.5
Short-Term Investments	—	—	—	3,752	3,752	3.8
Total Investments	93,581	—	—	3,752	97,333	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

See accompanying notes which are an integral part of the financial statements.

834 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	178	—	—	—	178	0.2

Liabilities
Options Written	(579)	—	—	—	(579)	(0.6)
Total Other Financial Instruments**	$(401)	$—	$—	$—	$(401)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 835

Russell Investment Company
Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$482
Variation margin on futures contracts**	178
Total	$660

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$579
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(144)
Futures contracts	(271)
Options written	(3,908)
Total	$(4,323)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$144
Futures contracts	469
Options written	(217)
Total	$396

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

836 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$482	$—	$ 482
Total Financial and Derivative Assets		482	—	482
Financial and Derivative Assets not subject to a netting agreement		(482)	—	(482)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$ —

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$579	$—	$ 579
Total Financial and Derivative Liabilities		579	—	579
Financial and Derivative Liabilities not subject to a netting agreement		(579)	—	(579)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$ —

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 837

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$50,973
Investments, at fair value(>)	97,333
Receivables:
Dividends and interest	72
Dividends from affiliated funds	9
Investments sold	59
Fund shares sold	71
From broker(a)	9,800
Variation margin on futures contracts	3,191
Total assets	110,535

Liabilities
Payables:
Due to broker (b)	12,460
Investments purchased	89
Fund shares redeemed	5
Accrued fees to affiliates	43
Other accrued expenses	62
Options written, at fair value(x)	579
Total liabilities	13,238

Net Assets	$97,297

See accompanying notes which are an integral part of the financial statements.

838 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$29,286
Shares of beneficial interest	69
Additional paid-in capital	67,942
Net Assets	$97,297

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$14.02
Class S — Net assets	$97,297,356
Class S — Shares outstanding ($. 01 par value)	6,938,985
Amounts in thousands
(x) Premiums received on options written	$406
(>) Investments in affiliates, U. S. Cash Management Fund	$3,752

(a) Receivable from Broker for Options	$9,800
(b) Due to Broker for Options	$12,460
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 839

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$932
Dividends from affiliated funds	41
Total investment income	973

Expenses
Advisory fees	374
Administrative fees	23
Custodian fees	46
Transfer agent fees - Class S	88
Professional fees	36
Registration fees	17
Trustees’ fees	2
Printing fees	2
Miscellaneous	7
Expenses before reductions	595
Expense reductions	(179)
Net expenses	416
Net investment income (loss)	557

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	459
Futures contracts	(271)
Options written	(3,908)
Net realized gain (loss)	(3,720)
Net change in unrealized appreciation (depreciation) on:
Investments	6,381
Futures contracts	469
Options written	(217)
Net change in unrealized appreciation (depreciation)	6,633
Net realized and unrealized gain (loss)	2,913
Net Increase (Decrease) in Net Assets from Operations	$3,470

See accompanying notes which are an integral part of the financial statements.

840 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$557	$940
Net realized gain (loss)	(3,720)	1,129
Net change in unrealized appreciation (depreciation)	6,633	(1,015)
Net increase (decrease) in net assets from operations	3,470	1,054

Distributions
To shareholders
Class S	(529)	(923)
Net decrease in net assets from distributions	(529)	(923)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,688)	(3,340)
Total Net Increase (Decrease) in Net Assets	253	(3,209)

Net Assets
Beginning of period	97,044	100,253
End of period	$97,297	$97,044

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 841

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	487	$6,600	830	$11,447
Proceeds from reinvestment of distributions	40	526	66	915
Payments for shares redeemed	(737)	(9,814)	(1,134)	(15,702)
Total increase (decrease)	(210)	$(2,688)	(238)	$(3,340)

See accompanying notes which are an integral part of the financial statements.

842 Strategic Call Overwriting Fund

(This page intentionally left blank)

Russell Investment Company
Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class S
April 30, 2019*	13.57	. 08	. 45	. 53	(. 08)	(. 08)
October 31, 2018	13.57	. 13	—(f)	. 13	(. 13)	(. 13)
October 31, 2017	11.75	. 14	1.81	1.95	(. 13)	(. 13)
October 31, 2016	11.30	. 13	. 45	. 58	(. 13)	(. 13)
October 31, 2015	10.77	. 10	. 53	. 63	(. 10)	(. 10)
October 31, 2014	10.64	. 10	. 13	. 23	(. 10)	(. 10)

See accompanying notes which are an integral part of the financial statements.

844 Strategic Call Overwriting Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

14.02	3.90	97,297	1.27	. 89	1.21	8
13.57	. 93	97,044	1.27	. 97	. 97	3
13.57	16.69	100,253	1.27	. 97	1.06	7
11.75	5.16	83,048	1.32	. 97	1.14	4
11.30	5.84	87,402	1.19	. 97	. 87	1
10.77	2.13	86,773	1.19	. 97	. 88	5

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 845

Russell Investment Company
Strategic Call Overwriting Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$23,629
Administration fees	3,825
Transfer agent fees	15,836
Trustee fees	133
$43,423

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of				Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$4,346	$20,302	$20,896	$—	$—	$3,752	$41	$—
	$4,346	$20,302	$20,896	$—	$—	$3,752	$41	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$50,933,148
Unrealized Appreciation	$47,271,295
Unrealized Depreciation	(866,639)
Net Unrealized Appreciation (Depreciation)	$46,404,656

See accompanying notes which are an integral part of the financial statements.

846 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,086.70	$1,020.73
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.24	$4.11

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,081.80	$1,017.06
	Expenses Paid During Period*	$8.05	$7.80
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,088.20	$1,022.66
of other funds.	Expenses Paid During Period*	$2.23	$2.16

* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multifactor U.S. Equity Fund 847

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,088.30	$1,022.76
Expenses Paid During Period*	$2.12	$2.06

* Expenses are equal to the Fund's annualized expense ratio of 0.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,087.40	$1,021.97
Expenses Paid During Period*	$2.95	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,088.50	$1,022.91
Expenses Paid During Period*	$1.97	$1.91

* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

848 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.7%			Marriott International, Inc. Class A	5,325	726
Consumer Discretionary - 15.2%			McDonald's Corp.	11,569	2,286
Advance Auto Parts, Inc.	3,591	597	Media General, Inc. (Æ)(Š)	1,092	—
Amazon. com, Inc. (Æ)	8,733	16,824	Mohawk Industries, Inc. (Æ)	6,837	932
Amerco, Inc.	1,548	578	Netflix, Inc. (Æ)	2,656	984
Aramark	24,465	760	Nike, Inc. Class B	23,143	2,033
AutoZone, Inc. (Æ)	739	760	Norwegian Cruise Line Holdings, Ltd. (Æ)	18,652	1,052
Best Buy Co. , Inc.	11,212	834	NVR, Inc. (Æ)	183	577
BorgWarner, Inc.	12,093	505	Omnicom Group, Inc.	16,721	1,338
Bright Horizons Family Solutions, Inc. (Æ)	5,461	700	Penske Automotive Group, Inc.	12,442	571
Brunswick Corp.	11,368	582	PulteGroup, Inc.	22,865	719
Burlington Stores, Inc. (Æ)	3,852	651	PVH Corp.	3,867	499
Capri Holdings, Ltd. (Æ)	14,611	644	Ross Stores, Inc.	9,759	953
Carnival Corp.	24,558	1,347	Royal Caribbean Cruises, Ltd.	9,044	1,094
Carter's, Inc.	5,824	617	Service Corp. International	15,983	665
CBS Corp. Class B	11,115	570	ServiceMaster Global Holdings, Inc. (Æ)	16,917	829
Charter Communications, Inc. Class A(Æ)	2,358	875	Skechers U. S. A. , Inc. Class A(Æ)	18,685	592
Choice Hotels International, Inc.	6,084	505	Starbucks Corp.	17,519	1,361
Columbia Sportswear Co.	4,814	481	Tapestry, Inc.	25,811	833
Comcast Corp. Class A	121,599	5,293	Target Corp.	21,777	1,686
Costco Wholesale Corp.	2,047	503	Tiffany & Co.	6,012	648
Darden Restaurants, Inc.	6,388	751	TJX Cos. , Inc.	38,060	2,089
Dick's Sporting Goods, Inc.	15,196	562	Toll Brothers, Inc.	13,583	518
Discovery, Inc. Class A(Æ)	16,553	512	Tractor Supply Co.	4,785	495
Dollar General Corp.	7,493	945	Tribune Media Co. Class A	16,836	778
Dollar Tree, Inc. (Æ)	9,480	1,055	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	2,451	855
DR Horton, Inc.	28,929	1,282	Vail Resorts, Inc.	3,550	812
Dunkin' Brands Group, Inc.	7,944	593	VF Corp.	8,538	806
Extended Stay America, Inc.	29,755	533	Viacom, Inc. Class B	20,998	607
Foot Locker, Inc.	13,403	767	Walmart, Inc.	10,678	1,098
Ford Motor Co.	130,003	1,359	Walt Disney Co. (The)	37,939	5,197
Fortune Brands Home & Security, Inc.	13,228	698	Wendy's Co. (The)	26,812	499
Gap, Inc. (The)	21,970	573	Williams-Sonoma, Inc. (Ñ)	11,927	682
Garmin, Ltd.	8,703	746	Yum China Holdings, Inc.	11,251	535
General Motors Co.	24,836	967	Yum! Brands, Inc.	4,859	507
Gentex Corp.	22,078	508
Genuine Parts Co.	9,472	971			99,670
Graham Holdings Co. Class B	1,598	1,188
Grand Canyon Education, Inc. (Æ)	9,401	1,090	Consumer Staples - 3.6%
			Altria Group, Inc.	29,614	1,609
H&R Block, Inc.	20,016	545	Archer-Daniels-Midland Co.	35,930	1,603
Hilton Worldwide Holdings, Inc.	8,332	725	Coca-Cola Co. (The)	63,312	3,106
Home Depot, Inc. (The)	21,955	4,472	CVS Health Corp.	35,827	1,948
Hyatt Hotels Corp. Class A	6,616	508	General Mills, Inc.	15,915	819
Interpublic Group of Cos. , Inc. (The)	22,564	519	JM Smucker Co. (The)	4,923	604
Kohl's Corp.	11,923	848	Kraft Heinz Co. (The)	25,553	849
Las Vegas Sands Corp.	10,532	706	Molson Coors Brewing Co. Class B	9,918	637
Lear Corp.	4,003	572	Mondelez International, Inc. Class A	23,025	1,171
Leggett & Platt, Inc.	18,244	718	Monster Beverage Corp. (Æ)	9,180	547
Lennar Corp. Class A	23,812	1,239	PepsiCo, Inc.	16,941	2,169
Liberty Media Corp. -Liberty SiriusXM Class			Philip Morris International, Inc.	25,711	2,226
A(Æ)	13,623	544
Liberty Media Corp. -Liberty SiriusXM Class			Post Holdings, Inc. (Æ)	6,737	760
C(Æ)	18,971	762	Procter & Gamble Co. (The)	38,530	4,103
LKQ Corp. (Æ)	26,978	812	Tyson Foods, Inc. Class A	10,418	781
Lowe's Cos. , Inc.	6,521	738	Walgreens Boots Alliance, Inc.	9,544	511
Lululemon Athletica, Inc. (Æ)	3,754	662			23,443
Macy's, Inc.	30,502	718

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 849

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Energy - 5.5%			CME Group, Inc. Class A	6,505	1,164
Anadarko Petroleum Corp.	7,891	575	Comerica, Inc.	6,506	511
Baker Hughes, a GE Co. LLC	23,504	565	Commerce Bancshares, Inc.	9,091	549
Cabot Oil & Gas Corp.	28,160	729	CoreLogic, Inc. (Æ)	13,364	543
Chevron Corp.	53,953	6,478	Crown Castle International Corp. (ö)	7,184	904
Cimarex Energy Co.	7,653	525	Discover Financial Services	13,005	1,060
Concho Resources, Inc.	4,838	558	East West Bancorp, Inc.	12,889	663
ConocoPhillips	17,102	1,079	Equinix, Inc. (Æ)(ö)	1,406	639
Continental Resources, Inc. (Æ)	13,058	601	Everest Re Group, Ltd.	3,356	790
Devon Energy Corp.	18,068	581	Fidelity National Financial, Inc.	16,498	659
Diamondback Energy, Inc.	5,086	541	Fidelity National Information Services, Inc.	7,944	921
EOG Resources, Inc.	7,706	740	Fifth Third Bancorp	29,668	855
Exxon Mobil Corp.	112,496	9,031	First Data Corp. Class A(Æ)	19,750	511
Halliburton Co.	20,762	588	FleetCor Technologies, Inc. (Æ)	3,363	878
HollyFrontier Corp.	20,705	988	FNB Corp.	44,099	535
Kinder Morgan, Inc.	39,737	790	Global Payments, Inc.	3,506	512
Marathon Petroleum Corp.	36,580	2,227	Goldman Sachs Group, Inc. (The)	7,109	1,464
Occidental Petroleum Corp.	14,230	838	Hanover Insurance Group, Inc. (The)	4,740	572
ONEOK, Inc.	16,197	1,100	Hartford Financial Services Group, Inc.	16,387	857
Parsley Energy, Inc. Class A(Æ)	26,844	536	Host Hotels & Resorts, Inc. (ö)	26,599	512
PBF Energy, Inc. Class A	22,655	761	Huntington Bancshares, Inc.	65,808	916
Phillips 66	28,013	2,641	Intercontinental Exchange, Inc.	7,391	601
Pioneer Natural Resources Co.	4,478	745	Jack Henry & Associates, Inc.	6,542	975
Targa Resources Corp.	13,436	539	JPMorgan Chase & Co.	79,094	9,179
Valero Energy Corp.	23,421	2,123	KeyCorp	37,641	661
		35,879	Lincoln National Corp.	11,284	753
			Loews Corp.	11,249	577
Financial Services - 19.2%			M&T Bank Corp.	5,648	961
Aflac, Inc.	44,173	2,225	Marsh & McLennan Cos. , Inc.	6,498	613
AGNC Investment Corp. (Æ)	45,038	801	MasterCard, Inc. Class A	17,011	4,325
Alleghany Corp. (Æ)	854	561	Medical Properties Trust, Inc. (ö)	31,473	549
Alliance Data Systems Corp.	4,295	688	MetLife, Inc.	27,639	1,275
Allstate Corp. (The)	19,832	1,965	MFA Financial, Inc. (ö)	76,597	575
American Express Co.	9,275	1,087	Morgan Stanley	36,239	1,748
American Financial Group, Inc.	5,724	593	New Residential Investment Corp. (ö)	33,610	565
American Homes 4 Rent Class A(ö)	26,368	632	Northern Trust Corp.	9,059	893
American Tower Corp. (ö)	5,719	1,117	Old Republic International Corp.	24,490	548
Ameriprise Financial, Inc.	3,465	509	PacWest Bancorp	13,678	541
Annaly Capital Management, Inc. (ö)	92,709	935	Park Hotels & Resorts, Inc. (ö)	20,512	658
Apple Hospitality REIT, Inc. (ö)	33,905	558	PayPal Holdings, Inc. (Æ)	17,035	1,921
Arch Capital Group, Ltd. (Æ)	23,001	777	People's United Financial, Inc.	32,973	570
Assurant, Inc.	5,750	546	PNC Financial Services Group, Inc. (The)	12,158	1,665
AvalonBay Communities, Inc. (ö)	2,514	505	Popular, Inc.	9,958	575
Bank of America Corp.	211,276	6,461	Principal Financial Group, Inc.	15,463	884
Bank of New York Mellon Corp. (The)	26,115	1,297	Progressive Corp. (The)	30,054	2,349
BB&T Corp.	26,700	1,367	Prologis, Inc. (ö)	8,199	629
Berkshire Hathaway, Inc. Class B(Æ)	48,834	10,583	Prudential Financial, Inc.	12,662	1,338
BlackRock, Inc. Class A	2,797	1,357	Public Storage(ö)	3,787	838
Broadridge Financial Solutions, Inc.	4,295	507	Raymond James Financial, Inc.	5,572	510
Brown & Brown, Inc.	20,052	637	Regency Centers Corp. (ö)	9,366	629
Capital One Financial Corp.	21,336	1,981	Regions Financial Corp.	51,762	804
CBRE Group, Inc. Class A(Æ)	19,758	1,029	Reinsurance Group of America, Inc. Class A	3,890	589
Charles Schwab Corp. (The)	12,224	560	RenaissanceRe Holdings, Ltd.	5,275	819
Chubb, Ltd.	17,901	2,599	Simon Property Group, Inc. (ö)	4,384	761
Cincinnati Financial Corp.	8,279	796	Starwood Property Trust, Inc. (ö)	37,431	863
Citigroup, Inc.	46,143	3,262	State Street Corp.	11,915	806
Citizens Financial Group, Inc.	26,408	956	SunTrust Banks, Inc.	21,709	1,421

See accompanying notes which are an integral part of the financial statements.

850 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SVB Financial Group(Æ)	2,032	511	Regeneron Pharmaceuticals, Inc. (Æ)	3,209	1,101
Synchrony Financial	25,751	893	ResMed, Inc.	7,956	831
Torchmark Corp.	7,800	684	Steris PLC	3,928	514
Total System Services, Inc.	5,681	581	Stryker Corp.	8,621	1,629
Travelers Cos. , Inc. (The)	14,385	2,068	Thermo Fisher Scientific, Inc.	5,305	1,472
US Bancorp	40,500	2,159	United Therapeutics Corp. (Æ)	6,829	700
Visa, Inc. Class A	33,174	5,455	UnitedHealth Group, Inc.	21,383	4,984
Wells Fargo & Co.	99,338	4,809	Universal Health Services, Inc. Class B	7,383	937
WR Berkley Corp.	8,563	525	Varian Medical Systems, Inc. (Æ)	4,454	606
Zions Bancorp NA	16,571	817	Veeva Systems, Inc. Class A(Æ)	4,793	670
		125,376	Vertex Pharmaceuticals, Inc. (Æ)	5,846	988
			WellCare Health Plans, Inc. (Æ)	2,809	726
Health Care - 11.6%			Zimmer Biomet Holdings, Inc.	8,889	1,095
Abbott Laboratories	20,509	1,632	Zoetis, Inc. Class A	13,824	1,408
AbbVie, Inc.	22,032	1,749			75,881
Abiomed, Inc. (Æ)	1,874	520
Agilent Technologies, Inc.	7,542	592	Materials and Processing - 4.3%
Alexion Pharmaceuticals, Inc. (Æ)	6,440	877	Air Products & Chemicals, Inc.	4,126	849
Align Technology, Inc. (Æ)	1,694	550	AptarGroup, Inc.	6,732	749
Allergan PLC	4,889	719	Ball Corp.	8,527	511
Amgen, Inc.	5,504	987	Bemis Co. , Inc.	11,684	671
Anthem, Inc. (Æ)	6,399	1,683	Berry Plastics Group, Inc. (Æ)	11,693	688
Baxter International, Inc.	15,087	1,151	Celanese Corp. Class A	5,368	579
Becton Dickinson and Co.	5,666	1,364	Dow Chemical Co. (The)	9,087	516
Biogen, Inc. (Æ)	3,342	766	DowDuPont, Inc.	52,774	2,029
Bio-Rad Laboratories, Inc. Class A(Æ)	2,244	675	Eastman Chemical Co.	11,054	872
Boston Scientific Corp. (Æ)	32,701	1,214	Ecolab, Inc.	3,651	672
Bristol-Myers Squibb Co.	27,041	1,255	Fastenal Co.	9,328	658
Cardinal Health, Inc.	12,922	629	FMC Corp.	7,723	611
Celgene Corp. (Æ)	7,817	740	Freeport-McMoRan, Inc.	50,280	619
Centene Corp. (Æ)	17,560	905	Graphic Packaging Holding Co.	49,804	691
Cerner Corp. (Æ)	7,782	517	Hexcel Corp.	8,888	629
Chemed Corp.	1,541	504	Ingersoll-Rand PLC	9,548	1,171
Cigna Corp.	14,564	2,313	International Flavors & Fragrances, Inc. (Ñ)	4,335	597
Edwards Lifesciences Corp. (Æ)	5,135	904	International Paper Co.	19,156	897
Eli Lilly & Co.	13,396	1,568	Linde PLC	2,925	527
Encompass Health Corp. (Æ)	12,601	812	LyondellBasell Industries Class A	16,486	1,455
Gilead Sciences, Inc.	10,275	668	Martin Marietta Materials, Inc.	2,742	608
HCA Healthcare, Inc.	11,882	1,512	Masco Corp.	20,721	809
Henry Schein, Inc. (Æ)	7,877	505	NewMarket Corp.	1,340	562
Hill-Rom Holdings, Inc.	5,560	564	Nucor Corp.	26,033	1,486
Humana, Inc.	2,015	515	Olin Corp.	27,345	593
IDEXX Laboratories, Inc. (Æ)	2,684	623	Owens Corning	10,463	536
Illumina, Inc. (Æ)	2,695	841	Packaging Corp. of America	5,593	555
Intuitive Surgical, Inc. (Æ)	2,778	1,419	PPG Industries, Inc.	7,228	849
IQVIA Holdings, Inc. (Æ)	4,791	665	Reliance Steel & Aluminum Co.	6,841	629
Jazz Pharmaceuticals PLC(Æ)	4,131	536	Royal Gold, Inc.	5,832	508
Johnson & Johnson	62,253	8,790	Sherwin-Williams Co. (The)	1,179	536
Laboratory Corp. of America Holdings(Æ)	6,334	1,013	Silgan Holdings, Inc.	25,650	768
Masimo Corp. (Æ)	3,910	509	Sonoco Products Co.	8,069	509
McKesson Corp.	10,022	1,195	Steel Dynamics, Inc.	24,692	782
MEDNAX, Inc. (Æ)	25,155	704	United States Steel Corp.	43,354	676
Medtronic PLC	27,161	2,412	Vulcan Materials Co.	5,049	637
Merck & Co. , Inc.	48,338	3,805	Westlake Chemical Corp.	7,515	524
Mylan NV(Æ)	27,434	740
Pfizer, Inc.	134,419	5,459
Quest Diagnostics, Inc.	11,613	1,119

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 851

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Westrock Co.	13,733	527	Raytheon Co.	4,496	798
		28,085	Regal Beloit Corp.	6,968	593
			Roper Technologies, Inc.	2,759	992
Producer Durables - 9.6%			Snap-on, Inc. (Ñ)	5,190	873
3M Co.	4,285	812	Southwest Airlines Co.	31,338	1,699
Accenture PLC Class A	10,255	1,873	Square, Inc. Class A(Æ)	6,919	504
Air Lease Corp. Class A	14,023	541	Stanley Black & Decker, Inc.	4,955	726
Alaska Air Group, Inc.	8,998	557	Teledyne Technologies, Inc. (Æ)	2,891	718
Ametek, Inc.	9,021	795	Textron, Inc.	9,645	511
Automatic Data Processing, Inc.	9,548	1,570	Toro Co. (The)	8,889	650
Boeing Co. (The)	7,117	2,688	Union Pacific Corp.	9,159	1,622
Booz Allen Hamilton Holding Corp. Class A	11,014	653	United Continental Holdings, Inc. (Æ)	15,845	1,408
Carlisle Cos. , Inc.	3,657	517	United Parcel Service, Inc. Class B	7,738	822
Caterpillar, Inc.	4,145	578	United Technologies Corp.	17,172	2,449
CH Robinson Worldwide, Inc.	6,560	531	Waste Management, Inc.	7,298	783
Cintas Corp.	3,386	735	Waters Corp. (Æ)	2,738	585
CoStar Group, Inc. (Æ)	1,186	589	Zebra Technologies Corp. Class A(Æ)	2,557	540
Crane Co.	7,720	657			62,531
CSX Corp.	13,240	1,054
Cummins, Inc.	9,372	1,558	Technology - 22.6%
Danaher Corp.	14,284	1,892	Adobe, Inc. (Æ)	7,910	2,288
Delta Air Lines, Inc.	32,683	1,905	Akamai Technologies, Inc. (Æ)	6,396	512
Eaton Corp. PLC	22,844	1,892	Alphabet, Inc. Class A(Æ)	10,581	12,686
Emerson Electric Co.	14,071	999	Alphabet, Inc. Class C(Æ)	3,922	4,661
Expeditors International of Washington, Inc.	8,913	708	Amdocs, Ltd.	9,721	535
FedEx Corp.	5,689	1,078	Amphenol Corp. Class A	10,942	1,089
Flir Systems, Inc.	13,030	690	Analog Devices, Inc.	8,485	986
Fortive Corp.	8,033	694	Ansys, Inc. (Æ)	4,210	824
General Dynamics Corp.	3,009	538	Apple, Inc.	114,644	23,006
Graco, Inc.	9,883	507	Applied Materials, Inc.	38,169	1,682
HEICO Corp.	7,311	772	Arista Networks, Inc. (Æ)	2,813	879
Honeywell International, Inc.	9,127	1,585	Arrow Electronics, Inc. (Æ)	11,156	943
Huntington Ingalls Industries, Inc.	2,569	572	Avnet, Inc.	12,740	619
IDEX Corp.	4,418	692	Black Knight, Inc. (Æ)	12,002	677
IHS Markit, Ltd. (Æ)	8,929	511	Booking Holdings, Inc. (Æ)	360	668
Illinois Tool Works, Inc.	3,972	618	Broadcom, Inc.	6,548	2,085
Jacobs Engineering Group, Inc.	10,691	833	Cadence Design Systems, Inc. (Æ)	13,023	904
JB Hunt Transport Services, Inc.	6,016	568	CDW Corp.	6,051	639
JetBlue Airways Corp. (Æ)	36,326	674	Cisco Systems, Inc.	99,360	5,559
Johnson Controls International PLC(Æ)	46,822	1,756	Citrix Systems, Inc.	5,246	530
Kansas City Southern	5,993	738	Cognizant Technology Solutions Corp. Class
Kirby Corp. (Æ)	7,248	592	A	15,362	1,121
L3 Technologies, Inc.	3,729	815	Cypress Semiconductor Corp.	31,830	547
Landstar System, Inc.	5,304	578	Dell Technologies, Inc. Class C(Æ)	10,785	727
Lockheed Martin Corp.	1,924	641	Dolby Laboratories, Inc. Class A	7,959	515
Macquarie Infrastructure Corp.	13,145	533	DXC Technology Co.	16,521	1,086
McGraw Hill Financial, Inc.	2,293	506	EPAM Systems, Inc. (Æ)	3,534	634
Mettler-Toledo International, Inc. (Æ)	687	512	F5 Networks, Inc. (Æ)	4,739	744
MSC Industrial Direct Co. , Inc. Class A	7,288	610	Facebook, Inc. Class A(Æ)	49,401	9,554
National Instruments Corp.	11,056	521	Fortinet, Inc. (Æ)	8,576	801
Norfolk Southern Corp.	4,185	854	Genpact, Ltd.	18,454	670
Northrop Grumman Corp.	2,080	603	Hewlett Packard Enterprise Co.	86,130	1,362
Old Dominion Freight Line, Inc.	4,248	634	HP, Inc. (Æ)	78,674	1,570
PACCAR, Inc.	14,205	1,018	Intel Corp.	124,296	6,344
Parker-Hannifin Corp.	2,762	500	International Business Machines Corp.	14,468	2,029
Paychex, Inc.	10,706	903	Intuit, Inc.	4,278	1,074
Quanta Services, Inc.	12,519	508	Juniper Networks, Inc.	25,059	696

See accompanying notes which are an integral part of the financial statements.

852 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
KLA-Tencor Corp.	9,191	1,172	Public Service Enterprise Group, Inc.	11,176	667
Lam Research Corp.	9,225	1,914	Sempra Energy	4,017	514
Leidos Holdings, Inc.	13,218	971	Southern Co. (The)	17,715	943
Marvell Technology Group, Ltd.	33,588	840	T-Mobile US, Inc. (Æ)	10,667	779
Maxim Integrated Products, Inc.	15,750	945	Verizon Communications, Inc.	101,197	5,788
Microchip Technology, Inc. (Ñ)	6,849	684	Vistra Energy Corp.	31,648	862
Micron Technology, Inc. (Æ)	59,373	2,497	WEC Energy Group, Inc. (Æ)	7,602	596
Microsoft Corp.	183,088	23,911	Xcel Energy, Inc.	11,415	645
MKS Instruments, Inc.	6,094	555			33,432
Monolithic Power Systems, Inc.	3,572	556

Motorola Solutions, Inc.	4,821	699	Total Common Stocks
NetApp, Inc.	8,008	583
NVIDIA Corp.	10,359	1,875	(cost $479,677)		632,278
NXP Semiconductors NV	18,890	1,995
ON Semiconductor Corp. (Æ)	46,203	1,065	Short-Term Investments - 0.5%
Oracle Corp.	23,452	1,298	U. S. Cash Management Fund(@)	3,586,557(8)	3,588
Palo Alto Networks, Inc. (Æ)	2,911	724	Total Short-Term Investments
QUALCOMM, Inc.	8,221	708	(cost $3,587)		3,588
Red Hat, Inc. (Æ)	7,275	1,328
Salesforce. com, Inc. (Æ)	9,377	1,551	Other Securities - 0.6%
ServiceNow, Inc. (Æ)	3,747	1,017	U. S. Cash Collateral Fund(×)(@)	3,716,355(8)	3,716
Skyworks Solutions, Inc.	11,855	1,045	Total Other Securities
Symantec Corp.	27,639	669	(cost $3,716)		3,716
Synopsys, Inc. (Æ)	6,419	777
Teradyne, Inc.	17,992	882
Texas Instruments, Inc.	18,037	2,125	Total Investments 97.8%
Tyler Technologies, Inc. (Æ)	2,843	659	(identified cost $486,980)		639,582
Ultimate Software Group, Inc. (Æ)	1,559	516
VMware, Inc. Class A	3,949	806	Other Assets and Liabilities, Net
Western Digital Corp.	13,718	701	- 2.2%		14,272
Workday, Inc. Class A(Æ)	3,751	771	Net Assets - 100.0%		653,854
Xilinx, Inc.	7,454	896
		147,981

Utilities - 5.1%
Ameren Corp.	7,958	579
American Electric Power Co. , Inc.	10,599	907
American Water Works Co. , Inc.	4,719	511
AT&T, Inc.	175,612	5,437
Avangrid, Inc.	10,893	558
Centennial Resource Development, Inc. Class
A(Æ)	46,940	494
CenterPoint Energy, Inc.	31,401	973
CenturyLink, Inc.	65,010	742
Cheniere Energy, Inc. (Æ)	7,844	505
CNX Resources Corp. (Æ)	78,256	701
Consolidated Edison, Inc.	10,713	923
Dominion Energy, Inc.	12,038	937
DTE Energy Co.	7,730	972
Duke Energy Corp.	14,784	1,347
Evergy, Inc.	11,100	642
Eversource Energy(Æ)	9,435	676
Exelon Corp.	36,644	1,867
GCI Liberty, Inc. Class A(Æ)	11,245	670
NextEra Energy, Inc.	8,615	1,675
Pinnacle West Capital Corp.	5,896	562
PPL Corp.	30,755	960

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 853

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			110	USD	16,217	06/19	19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							19

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$99,670	$—	$—		$—	$99,670	15.2
Consumer Staples	23,443	—	—		—	23,443	3.6
Energy	35,879	—	—		—	35,879	5.5
Financial Services	125,376	—	—		—	125,376	19.2
Health Care	75,881	—	—		—	75,881	11.6
Materials and Processing	28,085	—	—		—	28,085	4.3
Producer Durables	62,531	—	—		—	62,531	9.6
Technology	147,981	—	—		—	147,981	22.6
Utilities	33,432	—	—		—	33,432	5.1
Short-Term Investments	—	—	—		3,588	3,588	0.5
Other Securities	—	—	—		3,716	3,716	0.6
Total Investments	632,278	—	—		7,304	639,582	97.8
Other Assets and Liabilities, Net							2.2
							100.0
Other Financial Instruments
Assets
Futures Contracts	19	—	—		—	19	—*
Total Other Financial Instruments**	$19	$—	$—		$—	$19

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

854 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*		$19

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$(580)

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$19

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 855

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$3,322	$—	$3,322
Total Financial and Derivative Assets		3,322	—	3,322
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$3,322	$—	$3,322

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	$1,420	$—	$1,420	$—
Credit Suisse	663	—	663	—
HSBC	1,239	—	1,239	—
Total	$3,322	$—	$3,322	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

856 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$486,980
Investments, at fair value(*)(>)	639,582
Foreign currency holdings(^)	62
Receivables:
Dividends and interest	447
Dividends from affiliated funds	23
Investments sold	83,041
Fund shares sold	268
Variation margin on futures contracts	788
Prepaid expenses	3
Total assets	724,214

Liabilities
Payables:
Due to custodian	735
Investments purchased	63,487
Fund shares redeemed	2,120
Accrued fees to affiliates	214
Other accrued expenses	88
Payable upon return of securities loaned	3,716
Total liabilities	70,360

Net Assets	$653,854

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 857

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$171,624
Shares of beneficial interest	508
Additional paid-in capital	481,722
Net Assets	$653,854

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.61
Class A — Net assets	$8,567,099
Class A — Shares outstanding ($. 01 par value)	667,873
Net asset value per share: Class C(#)	$12.88
Class C — Net assets	$1,966,786
Class C — Shares outstanding ($. 01 par value)	152,709
Net asset value per share: Class M(#)	$12.87
Class M — Net assets	$8,258,081
Class M — Shares outstanding ($. 01 par value)	641,467
Net asset value per share: Class R6(#)	$12.87
Class R6 — Net assets	$200,853
Class R6 — Shares outstanding ($. 01 par value)	15,606
Net asset value per share: Class S(#)	$12.85
Class S — Net assets	$286,903,423
Class S — Shares outstanding ($. 01 par value)	22,323,014
Net asset value per share: Class Y(#)	$12.86
Class Y — Net assets	$347,957,856
Class Y — Shares outstanding ($. 01 par value)	27,048,224
Amounts in thousands
(^) Foreign currency holdings - cost	$63
(*) Securities on loan included in investments	$3,322
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$7,304

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

858 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,458
Dividends from affiliated funds	217
Securities lending income (net)	204
Total investment income	6,879

Expenses
Advisory fees	993
Administrative fees	160
Custodian fees	59
Distribution fees - Class A	11
Distribution fees - Class C	6
Transfer agent fees - Class A	8
Transfer agent fees - Class C	1
Transfer agent fees - Class M	7
Transfer agent fees - Class R6	—*
Transfer agent fees - Class S	287
Transfer agent fees - Class Y	7
Professional fees	43
Registration fees	66
Shareholder servicing fees - Class C	2
Trustees’ fees	11
Printing fees	17
Miscellaneous	17
Expenses before reductions	1,695
Expense reductions	(103)
Net expenses	1,592
Net investment income (loss)	5,287

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	22,929
Investments in affiliated funds	5
Futures contracts	(580)
Net realized gain (loss)	22,354
Net change in unrealized appreciation (depreciation) on:
Investments	26,917
Investments in affiliated funds	1
Futures contracts	19
Foreign currency-related transactions	(1)
Net change in unrealized appreciation (depreciation)	26,936
Net realized and unrealized gain (loss)	49,290
Net Increase (Decrease) in Net Assets from Operations	$54,577

* Less than $500.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 859

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,287	$8,639
Net realized gain (loss)	22,354	57,378
Net change in unrealized appreciation (depreciation)	26,936	(28,212)
Net increase (decrease) in net assets from operations	54,577	37,805

Distributions
To shareholders
Class A	(831)	(57)
Class C	(107)	—
Class M	(604)	(336)
Class R6	(19)	(10)
Class S	(28,482)	(17,103)
Class Y	(32,122)	(29,336)
Net decrease in net assets from distributions	(62,165)	(46,842)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(51,399)	45,849
Total Net Increase (Decrease) in Net Assets	(58,987)	36,812

Net Assets
Beginning of period	712,841	676,029
End of period	$653,854	$712,841

See accompanying notes which are an integral part of the financial statements.

860 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A (1)
Proceeds from shares sold	29	$349	812	$10,725
Proceeds from reinvestment of distributions	76	831	4	57
Payments for shares redeemed	(162)	(1,950)	(91)	(1,254)
Net increase (decrease)	(57)	(770)	725	9,528
Class C (1)
Proceeds from shares sold	68	828	113	1,496
Proceeds from reinvestment of distributions	10	106	—	—
Payments for shares redeemed	(26)	(305)	(13)	(172)
Net increase (decrease)	52	629	100	1,324
Class M
Proceeds from shares sold	266	3,257	245	3,318
Proceeds from reinvestment of distributions	55	605	25	336
Payments for shares redeemed	(146)	(1,688)	(169)	(2,286)
Net increase (decrease)	175	2,174	101	1,368
Class R6
Proceeds from shares sold	2	29	3	42
Proceeds from reinvestment of distributions	2	19	1	10
Payments for shares redeemed	(2)	(28)	(—)**	(—)***
Net increase (decrease)	2	20	4	52
Class S
Proceeds from shares sold	3,001	36,026	12,365	165,219
Proceeds from reinvestment of distributions	2,587	28,359	1,297	17,084
Payments for shares redeemed	(8,593)	(105,720)	(6,285)	(85,326)
Net increase (decrease)	(3,005)	(41,335)	7,377	96,977
Class Y
Proceeds from shares sold	1,620	19,754	998	13,595
Proceeds from reinvestment of distributions	2,925	32,121	2,227	29,336
Payments for shares redeemed	(5,288)	(63,992)	(7,779)	(106,331)
Net increase (decrease)	(743)	(12,117)	(4,554)	(63,400)
Total increase (decrease)	(3,576)	$(51,399)	3,753	$45,849

** Less than 500 shares.
*** Less than $500.
(1) For the period April 26, 2018 (inception date) to October 31, 2018.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 861

Russell Investment Company
Multifactor U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	13.07	. 08	. 85	. 93	(. 09)	(1.08)
October 31, 2018(12)	13.19	. 06	(. 11)	(. 05)	(. 07)	—

Class C
April 30, 2019*	13.10	. 03	. 85	. 88	(. 02)	(1.08)
October 31, 2018(12)	13.19	—(f)	(. 09)	(. 09)	—	—

Class M
April 30, 2019*	13.11	. 10	. 85	. 95	(. 11)	(1.08)
October 31, 2018	13.35	. 17	. 55	. 72	(. 17)	(. 79)
October 31, 2017	10.93	. 18	2.45	2.63	(. 21)	—
October 31, 2016	10.74	. 19	. 31	. 50	(. 20)	(. 11)
October 31, 2015(2)	10.61	. 14	. 09	. 23	(. 10)	—

Class R6
April 30, 2019*	13.11	. 10	. 85	. 95	(. 11)	(1.08)
October 31, 2018	13.35	. 17	. 55	. 72	(. 17)	(. 79)
October 31, 2017	10.93	. 19	2.44	2.63	(. 21)	—
October 31, 2016(5)	9.91	. 12	1.05	1.17	(. 15)	—

Class S
April 30, 2019*	13.09	. 09	. 85	. 94	(. 10)	(1.08)
October 31, 2018	13.33	. 15	. 55	. 70	(. 15)	(. 79)
October 31, 2017	10.92	. 15	2.46	2.61	(. 20)	—
October 31, 2016	10.73	. 17	. 31	. 48	(. 18)	(. 11)
October 31, 2015(2)	10.61	. 12	. 09	. 21	(. 09)	—

Class Y
April 30, 2019*	13.10	. 10	. 85	. 95	(. 11)	(1.08)
October 31, 2018	13.35	. 18	. 53	. 71	(. 17)	(. 79)
October 31, 2017	10.92	. 20	2.45	2.65	(. 22)	—
October 31, 2016	10.74	. 20	. 29	. 49	(. 20)	(. 11)
October 31, 2015	10.41	. 17	. 31	. 48	(. 14)	(. 01)
October 31, 2014(1)	10.00	. 04	. 39	. 43	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

862 Multifactor U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.17)	12.83	8.67	8,567	. 85	. 82	1.26	30
(. 07)	13.07	(. 37)	9,475	. 86	. 85	. 78	58

(1.10)	12.88	8.18	1,967	1.60	1.56	. 50	30
—	13.10	(. 68)	1,315	1.61	1.60	. 02	58

(1.19)	12.87	8.82	8,258	. 61	. 43	1.66	30
(. 96)	13.11	5.37	6,110	. 61	. 45	1.22	58
(. 21)	13.35	24.23	4,875	. 60	. 44	1.45	71
(. 31)	10.93	4.75	1,024	. 60	. 40	1.78	9
(. 10)	10.74	2.23	873	. 62	. 40	1.53	44

(1.19)	12.87	8.83	201	. 46	. 41	1.66	30
(. 96)	13.11	5.37	185	. 46	. 43	1.24	58
(. 21)	13.35	24.25	139	. 45	. 42	1.54	71
(. 15)	10.93	9.27	112	. 45	. 38	1.67	9

(1.18)	12.85	8.74	286,903	. 60	. 57	1.51	30
(. 94)	13.09	5.22	331,582	. 61	. 60	1.08	58
(. 20)	13.33	24.02	239,353	. 59	. 59	1.22	71
(. 29)	10.92	4.61	7,844	. 60	. 55	1.62	9
(. 09)	10.73	2.04	3,227	. 62	. 40	1.36	44

(1.19)	12.86	8.85	347,958	. 41	. 38	1.69	30
(. 96)	13.10	5.34	364,174	. 41	. 40	1.29	58
(. 22)	13.35	24.39	431,662	. 40	. 39	1.61	71
(. 31)	10.92	4.70	689,603	. 41	. 35	1.84	9
(. 15)	10.74	4.71	802,454	. 43	. 35	1.56	44
(. 02)	10.41	4.34	140,839	. 60	. 35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 863

Russell Investment Company
Multifactor U.S. Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$128,630
Administration fees			26,334
Distribution fees			2,959
Shareholder servicing fees			396
Transfer agent fees			52,037
Trustee fees			3,798
			$214,154
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$—	$25,446	$21,730	$—	$—	$3,716	$36	$—
U. S. Cash Management Fund	9,642	138,596	144,656	5	1	3,588	217	—
	$9,642	$164,042	$166,386	$5	$1	$7,304	$253	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$490,921,613
Unrealized Appreciation	$159,685,878
Unrealized Depreciation	(11,006,830)
Net Unrealized Appreciation (Depreciation)	$148,679,048

See accompanying notes which are an integral part of the financial statements.

864 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class M	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2018	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2018 to April 30, 2019.	April 30, 2019	$1,057.70	$1,022.17
	Expenses Paid During Period*	$2.70	$2.66
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period) . May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class R6	Performance	expenses)
Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2018	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2019	$1,059.00	$1,022.27
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$2.60	$2.56
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period) . May reflect amounts waived and/or reimbursed. Without any
actual return. The hypothetical account values and expenses	waivers and/or reimbursements, expenses would have been higher.
may not be used to estimate the actual ending account balance or
Hypothetical
expenses you paid for the period. You may use this information			Performance (5%
to compare the ongoing costs of investing in the Fund and other		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class S	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2019	$1,058.40	$1,021.47
	Expenses Paid During Period*	$3.42	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multifactor International Equity Fund 865

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.20	$1,022.41
Expenses Paid During Period*	$2.45	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

866 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.1%			Localiza Rent a Car SA	36,517	337
Australia - 2.7%			Petroleo Brasileiro SA(Æ)	32,007	245
AGL Energy, Ltd.	58,815	923	Tim Participacoes SA(Æ)	61,741	184
Australia & New Zealand Banking			Vale SA	24,422	312
Group, Ltd. - ADR	131,795	2,527			2,653
Bendigo & Adelaide Bank, Ltd.	41,408	301
BHP Billiton, Ltd. - ADR	8,083	213	Canada - 5.2%
BlueScope Steel, Ltd.	63,784	606	Bank of Montreal	36,792	2,905
Boral, Ltd.	94,490	323	Bank of Nova Scotia (The)	50,388	2,775
Brambles, Ltd.	27,819	237	Brookfield Asset Management, Inc.
Caltex Australia, Ltd.	33,887	650	Class A	38,652	1,864
Commonwealth Bank of Australia - ADR	36,480	1,916	Canadian Imperial Bank of Commerce	25,606	2,156
CSL, Ltd.	3,708	519	Canadian National Railway Co.	11,211	1,041
Dexus Property Group(Æ)(ö)	48,113	424	Canadian Natural Resources, Ltd.	64,359	1,932
Fortescue Metals Group, Ltd.	219,154	1,105	Canadian Tire Corp. , Ltd. Class A	3,051	336
Goodman Group(ö)	34,335	319	Cenovus Energy, Inc.	133,978	1,328
LendLease Group	71,525	671	Fairfax Financial Holdings, Ltd.	916	437
Mirvac Group(ö)	378,092	754	Great-West Lifeco, Inc.	36,702	922
National Australia Bank, Ltd. - ADR	78,353	1,400	Healthcare Realty Trust, Inc. (Æ)	11,318	193
Rio Tinto, Ltd. - ADR	11,100	746	Husky Energy, Inc.	49,747	540
Santos, Ltd.	46,130	234	Hydro One, Ltd. (Þ)	37,638	609
Scentre Group(ö)	229,461	618	Imperial Oil, Ltd.	46,438	1,349
South32, Ltd.	516,913	1,218	Magna International, Inc. Class A	24,229	1,349
Stockland(ö)	173,400	461	Manulife Financial Corp.	97,832	1,802
Telstra Corp. , Ltd.	332,971	793	Metro, Inc. Class A	7,368	267
Wesfarmers, Ltd. (Æ)	31,831	808	National Bank of Canada	10,215	487
Westpac Banking Corp.	131,735	2,556	Pembina Pipeline Corp.	4,685	168
Woodside Petroleum, Ltd.	13,748	343	Power Corp. of Canada	40,302	925
Woolworths Group, Ltd.	15,874	356	Power Financial Corp.	36,530	871
		21,021	RioCan Real Estate Investment Trust(ö)	19,889	382
			Rogers Communications, Inc. Class B	3,014	152
Austria - 0.6%			Royal Bank of Canada - GDR	66,291	5,282
Andritz AG	3,775	181	Seven Generations Energy, Ltd. Class
Erste Group Bank AG	38,354	1,536	A(Æ)	19,374	152
OMV AB	26,890	1,446	Sun Life Financial, Inc.	43,447	1,805
Raiffeisen Bank International AG	7,469	199	Suncor Energy, Inc.	81,013	2,672
Voestalpine AG	26,638	859	Teck Resources, Ltd. Class B	48,871	1,156
		4,221	Toronto Dominion Bank	55,900	3,188
			TransCanada Corp.	7,246	346
Belgium - 0.5%					39,391
Ageas	11,554	610
Colruyt SA	7,546	544	Chile - 0.1%
Groupe Bruxelles Lambert SA	3,216	307	Enersis Chile SA	3,122,920	315
KBC Groep NV	10,556	783	Enersis SA(Æ)	2,214,883	388
Solvay SA	8,269	997			703
UCB SA	5,450	432
Umicore SA	8,864	345	China - 2.6%
		4,018	58. com, Inc. - ADR(Æ)	2,825	203
			Agile Group Holdings, Ltd.	104,000	157
Brazil - 0.3%			Agricultural Bank of China, Ltd. Class H	192,000	88
Ambev SA	35,193	166	Alibaba Group Holding, Ltd. - ADR(Æ)	17,959	3,333
B3 SA - Brasil Bolsa Balcao	19,844	174	Anhui Conch Cement Co. , Ltd. Class H	35,000	213
Banco do Brasil SA(Æ)	29,503	374	Baidu, Inc. - ADR(Æ)	3,834	637
Banco Santander Brasil SA	16,747	192	Bank of China, Ltd. Class H	1,536,000	731
Centrais Eletricas Brasileiras SA	24,095	201	Bank of Communications Co. , Ltd. Class
Cia Siderurgica Nacional SA	32,570	121	H	135,000	114
JBS SA	68,889	347

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 867

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Cinda Asset Management Co. ,			Czech Republic - 0.0%
Ltd. Class H	390,000	104	MONETA Money Bank AS(Þ)	30,025	96
China CITIC Bank Corp. , Ltd. Class H	325,000	208
China Conch Venture Holdings, Ltd.	75,000	254	Denmark - 1.1%
China Construction Bank Corp. Class H	1,400,000	1,235	AP Moller - Maersk A/S Class B	940	1,225
China Everbright International, Ltd.	145,000	142	Carlsberg A/S Class B	6,028	779
China Life Insurance Co. , Ltd. Class H	158,000	447	Chr Hansen Holding A/S	2,988	305
China Longyuan Power Group Corp. ,			Coloplast A/S Class B	3,414	368
Ltd. Class H	114,000	78	Danske Bank A/S	50,744	900
China Mengniu Dairy Co. , Ltd.	71,000	263	DSV A/S	10,048	929
China Merchants Bank Co. , Ltd. Class H	47,000	233	Genmab A/S(Æ)	1,306	217
China National Building Material Co. ,			ISS A/S	13,817	430
Ltd. Class H	184,000	171	Novo Nordisk A/S Class B	29,211	1,430
China Overseas Land & Investment, Ltd.	90,000	337	Novozymes A/S Class B	9,740	454
China Pacific Insurance Group Co. , Ltd.			Orsted A/S(Þ)	6,608	506
Class H	47,800	196	Pandora A/S	9,718	408
China Petroleum & Chemical Corp.			Tryg A/S	9,572	293
Class H	484,000	371	Vestas Wind Systems A/S	4,317	391
China Railway Construction Corp. , Ltd.					8,635
Class H	126,000	149
China Railway Group, Ltd. Class H	251,000	198	Finland - 1.0%
China Resources Land, Ltd.	80,000	347	Kone OYJ Class B	14,448	792
China Shenhua Energy Co. , Ltd. Class H	93,000	206	Metso OYJ	6,519	243
China State Construction International			Neste OYJ	19,182	633
Holdings, Ltd.	134,000	139	Nokia OYJ	62,524	328
China Telecom Corp. , Ltd. Class H	838,000	434	Nokian Renkaat OYJ	5,916	198
China Vanke Co. , Ltd. Class H	76,600	295	Nordea Bank AB	237,127	1,866
China Zhongwang Holdings, Ltd.	146,800	80	Orion OYJ Class B	5,413	180
Chongqing Rural Commercial Bank Co. ,			Sampo OYJ Class A	14,261	653
Ltd. Class H	178,000	104	Stora Enso OYJ Class R	84,195	1,047
CIFI Holdings Group Co. , Ltd.	192,000	128	UPM-Kymmene OYJ	58,465	1,650
CNOOC, Ltd.	247,000	447	Wartsila OYJ Abp Class B	13,898	222
Country Garden Holdings Co. , Ltd.	95,000	153			7,812
Guangzhou Automobile Group Co. , Ltd.
Class H	174,814	187	France - 9.0%
Guangzhou R&F Properties Co. , Ltd.	61,200	122	Accor SA	8,560	361
Industrial & Commercial Bank of China,			Aeroports de Paris	2,312	471
Ltd. Class H	1,142,000	858	Air Liquide SA Class A	8,918	1,186
Legend Holdings Corp. Class H(Þ)	26,700	73	Airbus Group SE	4,889	669
Longfor Properties Co. , Ltd.	81,500	301	Alstom SA(Æ)	6,878	303
Luye Pharma Group, Ltd. (Þ)	159,000	144	Amundi SA(Þ)	7,828	563
Metallurgical Corp. of China, Ltd. Class			Arkema SA	10,275	1,059
H	278,000	77	Atos SE	15,973	1,649
People's Insurance Co. Group of China,			AXA SA(Ñ)	128,303	3,417
Ltd. (The) Class H	443,000	181	BNP Paribas SA	50,660	2,698
PetroChina Co. , Ltd. Class H	526,000	334	Bouygues SA - ADR	11,582	437
Ping An Insurance Group Co. of China,			Bureau Veritas SA	13,010	331
Ltd. Class H	82,500	994	Capgemini SE	4,789	581
Postal Savings Bank of China Co. , Ltd.			Carrefour SA	12,400	242
Class H(Þ)	190,000	116	Casino Guichard Perrachon SA(Ñ)	11,284	463
Sinotrans, Ltd. Class H	162,000	66	Cie de Saint-Gobain	36,198	1,481
Tencent Holdings, Ltd.	74,609	3,697	Cie Generale des Etablissements
Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	19,048	192	Michelin SCA Class B	17,982	2,324
Yanzhou Coal Mining Co. , Ltd. Class H	102,000	109	CNP Assurances	16,539	390
Yuzhou Properties Co. , Ltd.	158,000	83	Covivio(ö)	4,224	457
		19,729	Credit Agricole SA	104,807	1,438
			Danone SA	10,665	863

See accompanying notes which are an integral part of the financial statements.

868 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dassault Systemes	4,863	772	Continental AG	8,936	1,477
Edenred	6,697	316	Covestro AG(Þ)	22,157	1,211
Eiffage SA	12,268	1,284	Daimler AG	46,054	3,020
Electricite de France SA	25,554	368	Deutsche Bank AG	79,556	657
Engie SA	132,220	1,959	Deutsche Boerse AG	5,427	723
EssilorLuxottica SA	7,717	939	Deutsche Lufthansa AG	27,588	666
Eurazeo SE	5,053	397	Deutsche Post AG	15,009	521
Eutelsat Communications SA	33,127	598	Deutsche Telekom AG	73,605	1,231
Faurecia	12,092	620	Deutsche Wohnen SE	20,217	910
Gecina SA(ö)	2,810	420	Drillisch AG	4,350	162
Getlink SE	30,508	492	E. ON SE	22,758	244
Hermes International	1,197	843	Evonik Industries AG	30,548	910
Icade SA(ö)	2,440	209	Fresenius SE & Co. KGaA	25,485	1,446
Imerys SA	6,607	352	GEA Group AG	5,487	153
Ingenico Group SA	1,825	154	Hannover Rueck SE	13,334	2,012
Ipsen SA	2,141	250	HeidelbergCement AG	16,295	1,316
Kering	801	474	Henkel AG & Co. KGaA	5,902	563
Klepierre SA - GDR(ö)	31,814	1,130	Hochtief AG	2,226	332
Legrand SA - ADR	13,375	984	Hugo Boss AG	2,249	157
L'Oreal SA	7,767	2,134	Infineon Technologies AG - ADR	12,717	300
LVMH Moet Hennessy Louis Vuitton			Merck KGaA	2,633	281
SE - ADR	5,882	2,304	MTU Aero Engines AG	1,497	352
Natixis SA	149,614	885	Muenchener Rueckversicherungs-
Orange SA - ADR	57,097	895	Gesellschaft AG in Muenchen	13,123	3,287
Pernod Ricard SA	6,488	1,132	ProSiebenSat. 1 Media SE	34,327	540
Peugeot SA	69,308	1,817	Puma SE	307	190
Publicis Groupe SA - ADR	25,907	1,538	RWE AG	29,271	747
Remy Cointreau SA	1,183	158	SAP SE - ADR	22,249	2,855
Renault SA	21,860	1,492	Siemens AG	35,820	4,295
Rexel SA Class H	33,718	453	Siemens Healthineers AG(Þ)	3,768	161
Safran SA	4,147	604	Symrise AG	8,083	778
Sanofi - ADR	39,021	3,391	Telefonica Deutschland Holding AG	61,553	200
Sartorius Stedim Biotech	1,714	233	Uniper SE	17,794	539
Schneider Electric SE	20,601	1,744	United Internet AG	4,212	169
SCOR SE - ADR	27,787	1,133	Vonovia SE	19,499	973
Societe BIC SA	1,905	164	Wirecard AG	2,371	355
Societe Generale SA	42,824	1,357			51,915
Teleperformance - GDR	1,870	359
Thales SA	4,583	548	Greece - 0.0%
Total SA	131,462	7,335	Titan Cement Co. SA(Æ)	3,468	75
UBISOFT Entertainment(Æ)	1,567	150
Unibail-Rodamco-Westfield(ö)	7,008	1,205	Hong Kong - 1.9%
Valeo SA	23,856	872	AIA Group, Ltd.	193,983	1,980
Veolia Environnement SA	21,220	503	Beijing Enterprises Holdings, Ltd.	32,500	173
Vinci SA	14,428	1,460	China Jinmao Holdings Group, Ltd.	344,000	222
Vivendi SA - ADR(Ñ)	26,552	772	China Mobile, Ltd.	101,000	961
		68,582	China Resources Cement Holdings, Ltd.	108,000	108
			China Resources Power Holdings Co. ,
Germany - 6.8%			Ltd.	88,000	123
adidas AG	3,263	839	CITIC, Ltd.	310,000	451
Allianz SE	26,705	6,436	CK Asset Holdings, Ltd.	177,054	1,423
BASF SE	47,651	3,875	CK Hutchison Holdings, Ltd.	100,297	1,052
Bayer AG	40,918	2,720	CK Infrastructure Holdings, Ltd.	50,000	406
Bayerische Motoren Werke AG	22,854	1,950	Fosun International, Ltd.	190,500	296
Beiersdorf AG	6,750	738	Henderson Land Development Co. , Ltd.	88,687	547
Brenntag AG	10,120	546	Hong Kong & China Gas Co. , Ltd.	84,000	200
Commerzbank AG	119,928	1,078	Hongkong Land Holdings, Ltd.	107,900	752

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 869

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jardine Matheson Holdings, Ltd.	20,300	1,336	Italy - 2.5%
Link REIT(ö)	27,972	326	Assicurazioni Generali SpA	108,403	2,104
Melco Crown Entertainment, Ltd. (Æ)(Š)	8,400	70	Atlantia SpA	51,111	1,394
New World Development Co. , Ltd.	273,123	451	Davide Campari-Milano SpA	29,144	294
Shenzhen International Holdings, Ltd.	65,500	142	Enel SpA	531,393	3,366
Shimao Property Holdings, Ltd.	82,500	251	ENI SpA - ADR	193,660	3,301
Sino-Ocean Group Holding, Ltd.	217,500	98	Intesa Sanpaolo SpA	719,748	1,886
Sun Hung Kai Properties, Ltd.	82,596	1,423	Mediobanca SpA	74,613	791
Swire Pacific, Ltd. Class A	44,525	564	Moncler SpA	9,650	396
WH Group, Ltd. (Þ)	312,000	370	Pirelli & C. SpA(Æ)(Þ)	67,796	496
Wharf Holdings, Ltd. (The)	107,754	309	Poste Italiane SpA(Þ)	76,997	821
Wheelock & Co. , Ltd.	80,000	570	Prysmian SpA	1,268	24
		14,604	Recordati SpA	4,219	170
			Snam Rete Gas SpA	172,948	880
Hungary - 0.1%			Telecom Italia SpA(Æ)	1,986,174	1,108
MOL Hungarian Oil and Gas PLC	17,006	195	Terna Rete Elettrica Nazionale SpA	98,923	593
OTP Bank PLC	7,204	320	UniCredit SpA	104,109	1,439
		515			19,063

Indonesia - 0.2%			Japan - 20.6%
Adaro Energy Tbk PT	779,600	71	ABC-Mart, Inc.	3,000	187
Astra International Tbk PT	656,500	352	Aeon Co. , Ltd.	29,300	543
Bank Central Asia Tbk PT	116,500	235	Aeon Mall Co. , Ltd.	22,900	350
Bank Danamon Indonesia Tbk PT	230,300	143	Air Water, Inc.	33,500	511
Bank Rakyat Indonesia Persero Tbk			Aisin Seiki Co. , Ltd.	12,800	493
PT(Æ)	623,800	191	Ajinomoto Co. , Inc.	19,300	311
United Tractors Tbk PT	83,200	159	Alfresa Holdings Corp.	10,100	282
		1,151	Alps Electric Co. , Ltd.	16,300	345
			ANA Holdings, Inc.	18,500	645
Ireland - 0.7%			Aozora Bank, Ltd.	18,200	444
AIB Group PLC	83,571	389	Asahi Glass Co. , Ltd.	31,200	1,063
Bank of Ireland Group PLC(Æ)	103,205	661	Asahi Group Holdings, Ltd.	19,200	830
CRH PLC	59,971	2,017	Asahi Kasei Corp.	103,800	1,060
DCC PLC	2,814	251	Astellas Pharma, Inc.	42,900	583
Kerry Group PLC Class A	6,763	758	Bandai Namco Holdings, Inc.	1,700	81
Kingspan Group PLC	5,215	274	Benesse Holdings, Inc.	4,300	118
Paddy Power Betfair PLC	2,541	213	Bridgestone Corp.	52,500	2,083
Smurfit Kappa Group PLC	29,316	859	Brother Industries, Ltd.	19,900	392
		5,422	Calbee, Inc.	4,900	135
			Canon, Inc.	69,900	1,944
Israel - 1.0%			Casio Computer Co. , Ltd.	5,700	72
Azrieli Group, Ltd.	3,545	202	Central Japan Railway Co.	12,000	2,581
Bank Hapoalim BM	201,029	1,480	Chiba Bank, Ltd. (The)	89,000	466
Bank Leumi Le-Israel BM	235,602	1,614	Chubu Electric Power Co. , Inc.	54,900	798
Bezeq The Israeli Telecommunication			Chugai Pharmaceutical Co. , Ltd.	2,100	132
Corp. , Ltd.	418,092	286	Chugoku Electric Power Co. , Inc. (The)	22,700	270
Check Point Software Technologies, Ltd.			Concordia Financial Group, Ltd.	109,000	425
(Æ)	8,066	974	Credit Saison Co. , Ltd.	15,600	199
Elbit Systems, Ltd.	2,233	311	Dai Nippon Printing Co. , Ltd.	25,500	605
Israel Chemicals, Ltd.	54,536	289	Daicel Chemical Industries, Ltd.	58,700	657
Mizrahi Tefahot Bank, Ltd.	25,108	544	Dai-ichi Life Holdings, Inc.	56,400	812
Nice, Ltd. (Æ)	2,556	353	Daiichi Sankyo Co. , Ltd.	4,200	206
Teva Pharmaceutical Industries, Ltd.			Daikin Industries, Ltd.	4,100	521
- ADR(Æ)	90,885	1,383	Daiwa House Industry Co. , Ltd.	28,300	794
Wix. com, Ltd. (Æ)	2,392	321	Daiwa House REIT Investment Corp. (ö)	100	230
		7,757	Daiwa Securities Group, Inc.	129,000	599
			Denso Corp.	28,400	1,242

See accompanying notes which are an integral part of the financial statements.

870 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dentsu, Inc.	5,600	227	Kyowa Hakko Kirin Co. , Ltd.	11,100	215
Don Quijote Holdings Co. , Ltd.	1,700	110	Kyushu Electric Power Co. , Inc.	37,800	365
East Japan Railway Co.	10,000	941	Kyushu Railway Co.	11,300	368
Eisai Co. , Ltd.	1,300	76	Lawson, Inc.	4,800	223
Electric Power Development Co. , Ltd.	32,700	759	LIXIL Group Corp.	38,600	499
FamilyMart UNY Holdings Co. , Ltd.	2,800	75	Marubeni Corp.	209,300	1,500
Fast Retailing Co. , Ltd.	400	232	Marui Group Co. , Ltd.	3,500	71
Fuji Electric Co. , Ltd.	10,200	357	Maruichi Steel Tube, Ltd.	10,300	285
Fuji Heavy Industries, Ltd.	37,591	915	Mazda Motor Corp.	77,000	914
FUJIFILM Holdings Corp.	38,900	1,815	McDonald's Holdings Co. Japan, Ltd.	7,300	338
Fujitsu, Ltd.	20,200	1,480	Mebuki Financial Group, Inc.	109,900	278
Fukuoka Financial Group, Inc.	15,800	367	Medipal Holdings Corp.	25,400	567
Hakuhodo DY Holdings, Inc.	22,500	380	Mitsubishi Chemical Holdings Corp.	170,700	1,213
Hankyu Hanshin Holdings, Inc.	17,000	635	Mitsubishi Corp.	116,200	3,197
Hikari Tsushin, Inc.	1,500	278	Mitsubishi Electric Corp.	71,300	1,018
Hino Motors, Ltd.	58,100	545	Mitsubishi Estate Co. , Ltd.	24,900	418
Hitachi Chemical Co. , Ltd.	16,800	447	Mitsubishi Gas Chemical Co. , Inc.	33,200	497
Hitachi High-Technologies Corp.	7,700	344	Mitsubishi Heavy Industries, Ltd.	42,400	1,765
Hitachi Metals, Ltd.	48,000	550	Mitsubishi Materials Corp.	23,400	604
Hitachi, Ltd.	39,800	1,326	Mitsubishi Motors Corp.	93,200	524
Honda Motor Co. , Ltd.	98,500	2,744	Mitsubishi UFJ Financial Group, Inc.	363,500	1,821
Hoya Corp.	10,300	726	Mitsubishi UFJ Lease & Finance Co. ,
Idemitsu Kosan Co. , Ltd.	41,429	1,338	Ltd.	67,900	345
IHI Corp.	2,800	67	Mitsui & Co. , Ltd.	164,000	2,651
Iida Group Holdings Co. , Ltd.	32,800	555	Mitsui Chemicals, Inc.	36,000	883
Inpex Corp.	39,000	382	Mitsui Fudosan Co. , Ltd.	22,200	513
Isetan Mitsukoshi Holdings, Ltd.	9,500	91	Mizuho Financial Group, Inc.	1,433,300	2,241
Isuzu Motors, Ltd.	65,600	935	MS&AD Insurance Group Holdings, Inc.	37,100	1,148
ITOCHU Corp.	160,200	2,885	Murata Manufacturing Co. , Ltd.	3,300	178
J Front Retailing Co. , Ltd.	26,700	324	Nagoya Railroad Co. , Ltd.	9,800	265
Japan Airlines Co. , Ltd.	26,300	882	NEC Corp.	29,900	1,005
Japan Post Bank Co. , Ltd.	19,900	218	NGK Insulators, Ltd.	17,800	262
Japan Post Holdings Co. , Ltd.	84,700	947	NGK Spark Plug Co. , Ltd.	13,900	268
Japan Prime Realty Investment Corp. (ö)	58	232	NH Foods, Ltd.	14,900	602
Japan Real Estate Investment Corp. (ö)	50	277	Nippon Building Fund, Inc. (ö)	50	322
Japan Retail Fund Investment Corp. (ö)	95	182	Nippon Electric Glass Co. , Ltd.	13,600	371
Japan Tobacco, Inc.	27,900	647	Nippon Express Co. , Ltd.	5,300	291
JFE Holdings, Inc.	55,200	948	Nippon Prologis REIT, Inc. (Æ)(ö)	83	178
JSR Corp.	32,800	499	Nippon Steel & Sumitomo Metal Corp.	56,800	1,014
JTEKT Corp.	24,200	312	Nippon Telegraph & Telephone Corp.	41,559	1,726
JX Holdings, Inc.	256,200	1,240	Nissan Chemical Industries, Ltd.	5,800	256
Kajima Corp.	42,000	623	Nissan Motor Co. , Ltd.	262,500	2,100
Kamigumi Co. , Ltd.	19,500	466	Nisshin Seifun Group, Inc.	20,500	474
Kaneka Corp.	9,000	347	Nissin Foods Holdings Co. , Ltd.	5,900	387
Kansai Electric Power Co. , Inc. (The)	47,400	574	Nitto Denko Corp.	13,800	739
Kao Corp.	12,500	964	Nomura Holdings, Inc.	139,500	532
KDDI Corp.	64,100	1,465	Nomura Real Estate Holdings, Inc.	30,600	649
Keihan Holdings Co. , Ltd.	4,500	190	Nomura Real Estate Master Fund, Inc. (ö)	138	202
Keio Corp.	4,000	241	Nomura Research Institute, Ltd.	9,000	440
Keisei Electric Railway Co. , Ltd.	12,100	421	NSK, Ltd.	48,500	503
Kikkoman Corp.	1,400	65	NTT Data Corp.	12,000	139
Kintetsu Group Holdings Co. , Ltd.	7,000	309	NTT DOCOMO, Inc.	31,600	686
Kirin Holdings Co. , Ltd.	36,700	827	Obayashi Corp.	122,600	1,202
Kobayashi Pharmaceutical Co. , Ltd.	1,200	96	Obic Co. , Ltd.	4,400	511
Kobe Steel, Ltd.	50,000	383	Odakyu Electric Railway Co. , Ltd.	15,900	372
Konica Minolta, Inc.	90,000	900	Oji Holdings Corp.	155,000	931
Kurita Water Industries, Ltd.	9,300	242	Oriental Land Co. , Ltd.	8,400	930

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 871

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ORIX Corp.	65,000	915	Toho Co. , Ltd.	8,500	356
Osaka Gas Co. , Ltd.	28,700	528	Toho Gas Co. , Ltd.	3,000	124
Otsuka Holdings Co. , Ltd.	14,800	530	Tohoku Electric Power Co. , Inc.	96,100	1,099
Panasonic Corp.	50,500	465	Tokio Marine Holdings, Inc.	26,200	1,322
Park24 Co. , Ltd.	5,700	120	Tokyo Electric Power Co. Holdings, Inc.
Rakuten, Inc.	29,400	328	(Æ)	176,000	995
Recruit Holdings Co. , Ltd.	6,000	180	Tokyo Gas Co. , Ltd.	24,000	610
Resona Holdings, Inc.	146,300	619	Tokyu Corp.	21,000	341
Ricoh Co. , Ltd.	107,700	1,082	Tokyu Fudosan Holdings Corp.	134,700	755
Rinnai Corp.	3,400	228	Toppan Printing Co. , Ltd.	38,500	625
Sankyo Co. , Ltd.	5,200	205	Toray Industries, Inc.	106,100	719
Santen Pharmaceutical Co. , Ltd.	7,700	118	Toshiba Corp.	12,300	410
SBI Holdings, Inc.	3,400	72	Tosoh Corp.	38,000	612
Secom Co. , Ltd.	8,000	673	Toyo Seikan Group Holdings, Ltd.	6,600	131
Sega Sammy Holdings, Inc.	6,900	87	Toyo Suisan Kaisha, Ltd.	9,400	358
Seibu Holdings, Inc.	20,500	334	Toyoda Gosei Co. , Ltd.	12,700	262
Seiko Epson Corp.	22,700	364	Toyota Industries Corp.	27,400	1,544
Sekisui House, Ltd.	99,800	1,611	Toyota Motor Corp.	127,900	7,949
Seven & i Holdings Co. , Ltd.	17,400	604	Toyota Tsusho Corp.	47,500	1,575
Seven Bank, Ltd.	51,800	141	Unicharm Corp.	17,100	562
Shimamura Co. , Ltd.	4,000	299	United Urban Investment Corp. (ö)	167	267
Shimano, Inc.	4,400	641	USS Co. , Ltd.	20,800	398
Shimizu Corp.	91,400	781	West Japan Railway Co.	12,200	908
Shinsei Bank, Ltd.	19,400	270	Yakult Honsha Co. , Ltd.	1,700	116
Shionogi & Co. , Ltd.	5,000	292	Yamada Denki Co. , Ltd.	140,500	666
Shiseido Co. , Ltd.	1,300	102	Yamaguchi Financial Group, Inc.	37,000	271
Showa Denko KK	8,400	286	Yamaha Motor Co. , Ltd.	37,000	757
SoftBank Group Corp.	8,900	929	Yamato Holdings Co. , Ltd.	8,900	193
Sompo Japan Nipponkoa Holdings, Inc.	33,500	1,248	Yokogawa Electric Corp.	8,000	166
Sony Corp.	23,900	1,211	Yokohama Rubber Co. , Ltd. (The)	26,500	496
Sony Financial Holdings, Inc.	4,200	86			157,721
Stanley Electric Co. , Ltd.	10,700	290
Sumitomo Chemical Co. , Ltd.	148,000	737	Luxembourg - 0.5%
Sumitomo Corp.	173,700	2,470	ArcelorMittal SA(Æ)	59,152	1,289
Sumitomo Dainippon Pharma Co. , Ltd.	2,100	46	Aroundtown SA	153,569	1,245
Sumitomo Electric Industries, Ltd.	128,300	1,692	RTL Group SA	7,095	399
Sumitomo Heavy Industries, Ltd.	11,000	390	SES SA	18,649	317
Sumitomo Metal Mining Co. , Ltd.	20,500	647	Tenaris SA	43,012	596
Sumitomo Mitsui Financial Group, Inc.	67,800	2,457			3,846
Sumitomo Mitsui Trust Holdings, Inc.	27,900	971
Sumitomo Realty & Development Co. ,			Malaysia - 0.2%
Ltd.	15,000	554	AirAsia BHD	98,400	65
Sumitomo Rubber Industries, Ltd.	40,700	498	CIMB Group Holdings BHD	213,379	272
Suntory Beverage & Food, Ltd.	8,200	361	IOI Corp. BHD	124,500	136
Suzuken Co. , Ltd.	7,200	415	Malayan Banking BHD	107,700	241
Suzuki Motor Corp.	13,600	617	Public Bank BHD	24,900	136
T&D Holdings, Inc.	56,700	606	Tenaga Nasional BHD	140,073	415
Taiheiyo Cement Corp.	15,100	486			1,265
Taisei Corp.	21,939	963
Taisho Pharmaceutical Holdings Co. ,			Mexico - 0.6%
Ltd.	1,300	121	America Movil SAB de CV	910,354	678
Taiyo Nippon Sanso Corp.	5,500	92	Banco Santander SA Class B	115,939	195
Takashimaya Co. , Ltd.	30,500	343	Cemex SAB de CV(Æ)	520,148	241
Takeda Pharmaceutical Co. , Ltd.	8,866	329	Coca-Cola Femsa SAB de CV	40,266	257
TDK Corp.	2,800	245	Fibra Uno Administracion SA de CV(ö)	237,015	353
Teijin, Ltd.	39,700	682	Fomento Economico Mexicano SAB de
Tobu Railway Co. , Ltd.	13,000	365	CV	40,770	398

See accompanying notes which are an integral part of the financial statements.

872 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gruma SAB de CV Class B	16,106	161	International Container Terminal
Grupo Aeroportuario del Pacifico SAB de			Services, Inc.	54,500	132
CV Class B	28,228	287			405
Grupo Aeroportuario del Sureste SAB de
CV Class B	16,299	268	Poland - 0.2%
Grupo Financiero Banorte SAB de CV			Bank Pekao SA	3,964	118
Class O	46,126	292	Grupa Lotos SA	5,771	126
Grupo Financiero Inbursa SAB de CV			LPP SA	94	211
Class O	144,810	222	mBank SA	1,289	149
Grupo Mexico SAB de CV	125,597	368	Polski Koncern Naftowy ORLEN SA	16,024	411
Kimberly-Clark de Mexico SAB de CV			Polskie Gornictwo Naftowe i
Class A	117,054	202	Gazownictwo SA	104,012	158
Mexichem SAB de CV	30,565	71	Powszechna Kasa Oszczednosci Bank
Promotora y Operadora de			Polski SA	22,727	233
Infraestructura SAB de CV	17,842	181	Powszechny Zaklad Ubezpieczen SA	21,685	238
Wal-Mart de Mexico SAB de CV	47,829	141			1,644
		4,315
			Portugal - 0.3%
Netherlands - 2.1%			Banco Espirito Santo SA Class C(Æ)(Š)	22,842	3
ABN AMRO Group NV(Þ)	41,721	982	Energias de Portugal SA	457,805	1,736
Aegon NV	239,527	1,251	Galp Energia SGPS SA Class B	31,617	530
AerCap Holdings NV(Æ)	13,345	662	Jeronimo Martins SGPS SA	11,081	181
Akzo Nobel NV	8,768	746			2,450
ASML Holding NV	5,634	1,178
Exor NV	12,248	817	Russia - 0.5%
Heineken Holding NV	4,969	505	Gazprom PJSC	259,598	658
Heineken NV	6,638	718	Lukoil PJSC	9,478	807
ING Groep NV	192,568	2,455	MMC Norilsk Nickel PJSC	2,047	454
Koninklijke Ahold Delhaize NV	93,627	2,252	Novatek OAO - GDR	1,412	272
Koninklijke Vopak NV	11,654	521	Rosneft Oil Co. PJSC	45,953	305
NN Group NV	46,134	2,009	Sberbank of Russia PJSC Class T	177,114	618
Qiagen NV(Æ)	8,063	311	Tatneft PAO	44,043	516
Randstad Holding NV	19,619	1,121			3,630
Wolters Kluwer NV	11,704	818
		16,346	Singapore - 0.6%
			BOC Aviation, Ltd. (Þ)	12,800	110
Norway - 0.7%			CapitaLand, Ltd.	251,200	652
Adevinta ASA Class B(Æ)	2,492	25	DBS Group Holdings, Ltd.	28,400	590
DNB ASA(Ñ)	88,592	1,702	Oversea-Chinese Banking Corp. , Ltd.	143,772	1,280
Marine Harvest ASA	14,135	307	United Overseas Bank, Ltd.	69,600	1,426
Norsk Hydro ASA	192,904	827	Wilmar International, Ltd.	198,800	532
Orkla ASA	51,308	402			4,590
Schibsted ASA Class B	7,087	170
Statoil ASA Class N	65,354	1,456	South Africa - 0.9%
Telenor ASA	24,761	497	Absa Group, Ltd.	27,821	319
Yara International ASA	4,747	214	Bidvest Group, Ltd. (The)	21,580	328
		5,600	Exxaro Resources, Ltd.	9,995	114
			FirstRand, Ltd.	29,033	138
Papua New Guinea - 0.0%			Fortress REIT, Ltd. Class A(ö)	97,577	132
Oil Search, Ltd.	31,346	172	Growthpoint Properties, Ltd. (ö)	178,015	310
			Hyprop Investments, Ltd. (ö)	17,798	87
Peru - 0.0%			Investec, Ltd.	20,102	128
Credicorp, Ltd.	906	215	Mondi, Ltd.	9,253	204
			Mr Price Group, Ltd.	11,461	174
Philippines - 0.1%			Naspers, Ltd. Class N	6,601	1,687
Aboitiz Power Corp.	202,500	147	Nedbank Group, Ltd.	8,452	157
GT Capital Holdings, Inc.	7,607	126	Netcare, Ltd. Class H	91,031	153

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 873

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Old Mutual, Ltd.	700,969	1,127	Banco Bilbao Vizcaya Argentaria SA
Redefine Properties, Ltd. (ö)	341,667	235	- ADR	294,261	1,794
Remgro, Ltd.	13,722	186	Banco de Sabadell SA - ADR	428,250	500
RMB Holdings, Ltd.	37,270	217	Banco Santander SA - ADR	641,189	3,258
Sappi, Ltd. - ADR	42,043	200	Bankinter SA	91,092	727
Sasol, Ltd. - ADR	7,370	244	CaixaBank SA	263,279	841
Shoprite Holdings, Ltd. - ADR	18,391	222	Enagas SA	35,011	998
Standard Bank Group, Ltd.	26,262	365	Endesa SA - ADR	23,812	593
Truworths International, Ltd.	35,558	188	Ferrovial SA	15,605	384
Woolworths Holdings, Ltd.	77,507	259	Gas Natural SDG SA	26,947	766
		7,174	Grifols SA	7,266	202
			Iberdrola SA	255,708	2,324
South Korea - 1.3%			Industria de Diseno Textil SA	29,839	904
Celltrion, Inc. (Æ)	1,620	294	Mapfre SA	194,605	584
Cheil Communications, Inc.	4,269	93	Red Electrica Corp. SA	32,773	680
Daelim Industrial Co. , Ltd.	1,819	151	Repsol SA - ADR	142,025	2,407
Dongbu Insurance Co. , Ltd.	2,274	133	Telefonica SA - ADR	305,495	2,553
GS Engineering & Construction Corp.	3,610	126			21,926
Hana Financial Group, Inc.	7,004	221
Hankook Tire Co. , Ltd.	2,521	86	Sweden - 2.1%
Hanwha Chemical Corp.	7,051	124	Alfa Laval AB	18,789	436
Hyundai Glovis Co. , Ltd.	866	118	Assa Abloy AB Class B	43,596	930
Hyundai Marine & Fire Insurance Co. ,			Atlas Copco AB(Æ)	13,453	418
Ltd.	3,071	101	Boliden AB(Æ)	34,645	1,033
Hyundai Mobis Co. , Ltd.	2,112	421	Epiroc AB Class A(Æ)	29,769	308
Hyundai Motor Co.	2,257	268	Essity Aktiebolag Class B	18,668	554
Industrial Bank of Korea	14,934	181	Hennes & Mauritz AB Class B	15,841	276
KB Financial Group, Inc.	6,334	251	Hexagon AB Class B	9,618	524
KCC Corp.	372	113	Husqvarna AB Class B	17,022	155
Kia Motors Corp.	13,369	518	ICA Gruppen AB	7,691	278
Korea Zinc Co. , Ltd.	256	99	Industrivarden AB Class C	9,621	216
KT&G Corp.	1,816	159	Investor AB Class B	15,571	742
Kumho Petrochemical Co. , Ltd.	1,303	102	L E Lundbergforetagen AB Class B	10,820	370
LG Corp. Class H	5,955	372	Lundin Petroleum AB	15,396	502
LG Electronics, Inc. Class H	2,260	147	Sandvik AB	36,927	683
Lotte Chemical Corp.	381	88	Securitas AB Class B	34,658	606
Medy-Tox, Inc.	9	4	Skandinaviska Enskilda Banken AB
POSCO	1,375	300	Class A	135,359	1,292
Samsung C&T Corp.	2,159	189	Skanska AB Class B	33,404	581
Samsung Electro-Mechanics Co. , Ltd.	3,446	320	SKF AB Class B	39,834	737
Samsung Electronics Co. , Ltd.	77,316	3,028	Svenska Handelsbanken AB Class A	65,475	715
Samsung Fire & Marine Insurance Co. ,			Swedbank AB Class A	85,005	1,380
Ltd.	648	169	Swedish Match AB	4,928	240
Shinhan Financial Group Co. , Ltd.	6,361	240	Tele2 AB Class B	32,552	434
SK Holdings Co. , Ltd.	1,161	255	Telefonaktiebolaget LM Ericsson Class B	34,041	337
SK Hynix, Inc.	10,099	681	Telia Co. AB	122,922	524
SK Innovation Co. , Ltd.	2,669	417	Volvo AB Class B	90,959	1,458
SK Telecom Co. , Ltd.	848	180			15,729
Woori Financial Group, Inc.	24,576	292
		10,241	Switzerland - 7.8%
			ABB, Ltd.	25,970	535
Spain - 2.9%			Adecco SA	21,370	1,228
ACS Actividades de Construccion y			Alcon, Inc. (Æ)	18,239	1,050
Servicios SA	33,114	1,521	Baloise Holding AG	10,389	1,783
Aena SA(Þ)	2,352	437	Barry Callebaut AG	142	261
Amadeus IT Group SA Class A	5,690	453	Chocoladefabriken Lindt & Spruengli
			AG	143	1,643

See accompanying notes which are an integral part of the financial statements.

874 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cie Financiere Richemont SA	5,309	388	Synnex Technology International Corp.	102,000	127
Coca-Cola HBC AG - ADR	5,944	213	Taiwan Cement Corp.	236,500	322
Credit Suisse Group AG(Æ)	140,887	1,885	Taiwan Cooperative Financial Holding
EMS-Chemie Holding AG	679	412	Co. , Ltd.	323,420	214
Ferguson PLC	8,483	603	Taiwan Semiconductor Manufacturing
Geberit AG	1,966	826	Co. , Ltd.	317,000	2,677
Givaudan SA	465	1,207	Uni-President Enterprises Corp.	202,000	481
Glencore PLC(Æ)	667,444	2,664	United Microelectronics Corp.	356,000	155
Kuehne & Nagel International AG	3,250	473	Wistron Corp.	298,517	247
LafargeHolcim, Ltd. (Æ)	24,398	1,257	WPG Holdings, Ltd.	92,000	121
Lonza Group AG(Æ)	1,031	318	Yuanta Financial Holding Co. , Ltd.	515,000	298
Nestle SA	123,329	11,880			10,661
Novartis AG	85,093	6,950
Pargesa Holding SA	6,632	523	Thailand - 0.6%
Partners Group Holding AG	1,154	870	Airports of Thailand PCL	175,500	375
Roche Holding AG	25,860	6,818	CP ALL PCL	103,000	249
Schindler Holding AG	4,716	1,013	Delta Electronics Thailand PCL	32,900	77
SGS SA	257	679	IRPC PCL	1,404,000	249
Sika AG	2,825	433	Kasikornbank PCL	30,700	184
Sonova Holding AG	2,404	486	Krung Thai Bank PCL	736,500	436
Straumann Holding AG	289	234	Land & Houses PCL	228,100	80
Swatch Group AG (The) Class B	822	251	PTT Exploration & Production PCL	82,400	345
Swiss Life Holding AG(Æ)	5,699	2,680	PTT Global Chemical PCL	323,500	697
Swiss Prime Site AG Class A(Æ)	5,038	405	PTT Public Company, Ltd.	485,300	741
Swiss Re AG	19,694	1,896	Robinson Public Co. , Ltd.	33,000	60
Swisscom AG	1,458	680	Siam Cement PCL (The)	13,600	196
Temenos AG(Æ)	1,794	298	Siam Commercial Bank PCL (The)	76,000	308
UBS Group AG(Æ)	147,068	1,976	Thai Oil PCL	158,000	343
Vifor Pharma AG	2,422	317			4,340
Zurich Insurance Group AG	12,993	4,153
		59,288	Turkey - 0.1%
			Akbank TAS(Æ)	160,931	165
Taiwan - 1.4%			Turk Hava Yollari AO(Æ)	38,982	94
Asia Cement Corp.	87,000	118	Turkiye Garanti Bankasi AS(Æ)	157,630	216
Asustek Computer, Inc.	20,000	153	Turkiye Is Bankasi Class C(Æ)	109,082	98
AU Optronics Corp.	891,000	316			573
Catcher Technology Co. , Ltd.	22,000	174
Cathay Financial Holding Co. , Ltd.	129,000	186	United Arab Emirates - 0.1%
China Development Financial Holding			Abu Dhabi Commercial Bank PJSC	86,045	232
Corp.	419,000	135	Dubai Islamic Bank PJSC	118,881	167
China Life Insurance Co. , Ltd.	180,200	150	Emaar Development PJSC	69,122	74
China Steel Corp. Class H	285,000	230	National Bank of Abu Dhabi	49,121	214
Compal Electronics, Inc.	496,000	320			687
CTBC Financial Holding Co. , Ltd.	387,000	265
Delta Electronics, Inc.	96,000	505	United Kingdom - 14.9%
Far Eastern New Century Corp.	234,000	255	3i Group PLC	165,903	2,323
First Financial Holding Co. , Ltd.	411,920	294	Admiral Group PLC	9,310	268
Formosa Chemicals & Fibre Corp.	101,000	363	Anglo American PLC	114,188	2,972
Formosa Plastics Corp.	102,000	370	Antofagasta PLC	57,502	682
Fubon Financial Holding Co. , Ltd.	151,000	223	Ashtead Group PLC	11,334	314
Hon Hai Precision Industry Co. , Ltd.	180,200	507	Associated British Foods PLC	9,583	320
Hua Nan Financial Holdings Co. , Ltd.	438,900	287	AstraZeneca PLC	29,785	2,218
Lite-On Technology Corp.	175,000	246	Auto Trader Group PLC(Þ)	25,318	187
Mega Financial Holding Co. , Ltd.	329,000	315	Aviva PLC	453,396	2,543
Nan Ya Plastics Corp.	113,000	285	Babcock International Group PLC	40,427	277
Shin Kong Financial Holding Co. , Ltd.	448,365	127	BAE Systems PLC	124,952	806
SinoPac Financial Holdings Co. , Ltd.	504,900	195	Barclays PLC	706,261	1,514

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 875

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Barratt Developments PLC	194,813	1,529	Unilever NV	40,854	2,476
Berkeley Group Holdings PLC	23,829	1,167	Unilever PLC	36,763	2,232
BHP Group PLC	20,315	478	United Utilities Group PLC	48,992	530
BP PLC	1,051,494	7,647	Vodafone Group PLC	384,239	712
British American Tobacco PLC	106,269	4,168	Whitbread PLC	8,407	489
British Land Co. PLC (The)(ö)	62,945	488	Wm Morrison Supermarkets PLC	173,257	489
BT Group PLC	489,071	1,461			114,290
Bunzl PLC	25,454	767
Burberry Group PLC	18,092	476	United States - 0.3%
Centrica PLC	868,656	1,204	Carnival PLC	9,296	492
CNH Industrial NV	25,644	278	Wausau Paper Corp.	159,179	1,988
Coca-Cola European Partners PLC	13,132	704			2,480
Compass Group PLC	46,098	1,048
Croda International PLC(Æ)	11,487	777	Total Common Stocks
Diageo PLC	84,619	3,568	(cost $689,448)		726,951
Direct Line Insurance Group PLC	289,920	1,248
easyJet PLC	30,469	463

Experian PLC	32,679	948	Brazil Preferred - 0.4% Stocks - 1.0%
Fiat Chrysler Automobiles NV	112,187	1,729	Banco Bradesco SA(Æ)
GlaxoSmithKline PLC - ADR	133,426	2,736	2.864% (Ÿ)	71,826	652
HSBC Holdings PLC	958,645	8,351	Investimentos Itau SA
Imperial Tobacco Group PLC	26,375	840	3.666% (Ÿ)	96,128	292
Informa PLC	48,347	492	Itau Unibanco Holding SA
Investec PLC	69,140	438	4.477% (Ÿ)	79,752	688
J Sainsbury PLC	230,009	668	Petroleo Brasileiro SA
John Wood Group PLC	101,177	619	3.737% (Ÿ)	103,236	714
Johnson Matthey PLC	6,007	261	Telefonica Brasil SA
Kingfisher PLC	376,654	1,298	11.109% (Ÿ)	31,654	376
Land Securities Group PLC(ö)	35,329	425			2,722
Legal & General Group PLC	925,764	3,362
Lloyds Banking Group PLC	4,607,831	3,761	Colombia - 0.0%
London Stock Exchange Group PLC	9,939	652	Bancolombia SA
Marks & Spencer Group PLC	362,971	1,354	2.692% (Ÿ)	13,875	176
Meggitt PLC	42,960	305
Melrose Industries PLC(Æ)	123,856	328	Germany - 0.6%
Mondi PLC	28,359	622	Henkel AG & Co. KGaA
National Grid PLC	190,754	2,084	2.210% (Ÿ)	7,710	781
Next PLC	7,695	579	Porsche Automobil Holding SE
Pearson PLC	115,073	1,246	3.022% (Ÿ)	21,613	1,502
Persimmon PLC Class A	63,858	1,862	Sartorius AG
Prudential PLC	140,512	3,184	0.362% (Ÿ)	1,356	248
Reckitt Benckiser Group PLC	17,110	1,386	Volkswagen AG
RELX PLC	37,770	866	3.363% (Ÿ)	11,945	2,075
Rio Tinto PLC	73,401	4,283			4,606
Rolls-Royce Holdings PLC(Æ)	24,079	287
Royal Dutch Shell PLC Class A	24,000	765	Russia - 0.0%
Royal Dutch Shell PLC Class B	340,395	10,914	Surgutneftegas OAO
Royal Mail PLC	155,981	514	3.396% (Ÿ)	507,633	307
Sage Group PLC (The)	30,094	285
Segro PLC(ö)	95,551	846	South Korea - 0.0%
Severn Trent PLC Class H	11,639	309	Samsung Electronics Co. , Ltd.
Smith & Nephew PLC	52,340	1,011	4.205% (Ÿ)	3,132	100
St. James's Place PLC	24,158	354
Standard Chartered PLC	240,400	2,198	Total Preferred Stocks
Standard Life Aberdeen PLC(Æ)	263,132	957
Taylor Wimpey PLC	493,128	1,171	(cost $7,161)		7,911
Tesco PLC	360,488	1,177

See accompanying notes which are an integral part of the financial statements.

876 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Short-Term Investments - 1.2%
United States - 1.2%
U. S. Cash Management Fund(@)	9,093,703(8)	9,096
Total Short-Term Investments
(cost $9,096)		9,096

Other Securities - 0.8%
U. S. Cash Collateral Fund(×)(@)	6,061,314(8)	6,061
Total Other Securities
(cost $6,061)		6,061

Total Investments 98.1%
(identified cost $711,766)		750,019

Other Assets and Liabilities, Net
- 1.9%		14,556
Net Assets - 100.0%		764,575

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 877

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.9%
ABN AMRO Group NV		07/20/16	EUR		41,721	19.14	799	982
Aena SA		06/02/16	EUR		2,352	134.49	316	437
Amundi SA		01/10/17	EUR		7,828	68.07	533	563
Auto Trader Group PLC		04/30/19	GBP		25,318	7.50	190	187
BOC Aviation, Ltd.		06/19/18	HKD		12,800	6.45	83	110
Covestro AG		07/20/16	EUR		22,157	64.93	1,439	1,211
Hydro One, Ltd.		06/19/18	CAD		37,638	15.29	575	609
Legend Holdings Corp.		01/28/19	HKD		26,700	2.68	72	73
Luye Pharma Group, Ltd.		01/28/19	HKD		159,000	0.72	114	144
MONETA Money Bank AS		06/19/18	CZK		30,025	3.44	103	96
Orsted A/S		01/17/18	DKK		6,608	60.73	401	506
Pirelli & C. SpA		06/19/18	EUR		67,796	7.64	518	496
Postal Savings Bank of China Co. , Ltd.		06/19/18	HKD		190,000	0.68	130	116
Poste Italiane SpA		07/20/16	EUR		76,997	7.65	589	821
Siemens Healthineers AG		08/02/18	EUR		3,768	42.58	160	161
WH Group, Ltd.		06/19/18	HKD		312,000	1.17	367	370
Wuxi Biologics (Cayman), Inc.		06/19/18	HKD		19,048	11.14	212	192
								7,074
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Euro STOXX 50 Index Futures			407	EUR	14,050	06/19		1,083
FTSE 100 Index Futures			20	GBP	1,474	06/19		92
Hang Seng Index Futures			50	HKD	73,670	05/19		(25)
MSCI EAFE Index Futures			155	USD	14,857	06/19		454
S&P/TSX 60 Index Futures			161	CAD	31,987	06/19		956
SPI 200 Index Futures			84	AUD	13,238	06/19		183
TOPIX Index Futures			116	JPY	1,873,400	06/19		120
Short Positions
MSCI Emerging Markets Index Futures			1,018	USD	54,982	06/19		(1,760)
S&P 500 E-Mini Index Futures			158	USD	23,293	06/19		(1,402)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(299)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	CAD		200	USD	150	06/19/19		1
Bank of Montreal	USD	1,414	AUD		2,000	06/19/19		(3)
Bank of Montreal	USD	1,733	AUD		2,450	06/19/19		(4)
Bank of Montreal	USD		625	CAD	833	06/19/19		(3)
Bank of Montreal	USD	1,071		CAD	1,426	06/19/19		(5)
Bank of Montreal	USD	4,242		CAD	5,648	06/19/19		(21)
Bank of Montreal	USD	2,927		EUR	2,569	06/19/19		(33)
Bank of Montreal	USD	1,762	HKD		13,800	06/19/19		(1)

See accompanying notes which are an integral part of the financial statements.

878 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	3,357	JPY	370,991	06/19/19	(14)
Bank of Montreal	EUR	3,184	USD	3,627	06/19/19	41
Bank of Montreal	GBP	549	USD	727	06/19/19	9
Bank of Montreal	NOK	24,556	USD	2,864	06/19/19	12
Bank of Montreal	SEK	13,060	USD	1,408	06/19/19	28
Bank of New York	USD	1,869	CAD	2,500	06/19/19	(1)
BNP Paribas	USD	1,416	AUD	2,000	06/19/19	(5)
BNP Paribas	USD	1,735	AUD	2,450	06/19/19	(6)
BNP Paribas	USD	1,073	CAD	1,426	06/19/19	(7)
BNP Paribas	USD	4,249	CAD	5,648	06/19/19	(28)
BNP Paribas	USD	2,929	EUR	2,569	06/19/19	(36)
BNP Paribas	USD	1,762	HKD	13,800	06/19/19	(2)
BNP Paribas	USD	3,359	JPY	370,991	06/19/19	(15)
BNP Paribas	EUR	3,184	USD	3,630	06/19/19	44
BNP Paribas	GBP	549	USD	727	06/19/19	10
BNP Paribas	NOK	24,556	USD	2,868	06/19/19	17
BNP Paribas	SEK	13,060	USD	1,412	06/19/19	32
Brown Brothers Harriman	USD	1,751	CHF	1,786	05/03/19	3
Brown Brothers Harriman	USD	851	DKK	5,666	05/02/19	—
Brown Brothers Harriman	USD	276	EUR	247	05/02/19	—
Brown Brothers Harriman	USD	635	EUR	566	05/02/19	—
Brown Brothers Harriman	USD	359	GBP	276	05/02/19	—
Brown Brothers Harriman	USD	775	HKD	6,078	05/03/19	—
Brown Brothers Harriman	USD	244	ILS	879	05/02/19	—
Brown Brothers Harriman	USD	247	NOK	2,131	05/03/19	—
Brown Brothers Harriman	USD	581	SEK	5,510	05/03/19	—
Brown Brothers Harriman	AUD	667	USD	470	05/02/19	—
Brown Brothers Harriman	CAD	100	USD	75	06/19/19	—
Brown Brothers Harriman	CAD	120	USD	90	06/19/19	—
Brown Brothers Harriman	CAD	150	USD	112	06/19/19	—
Brown Brothers Harriman	CAD	150	USD	112	06/19/19	—
Brown Brothers Harriman	CAD	175	USD	132	06/19/19	1
Brown Brothers Harriman	CAD	175	USD	131	06/19/19	1
Brown Brothers Harriman	CAD	250	USD	187	06/19/19	1
Brown Brothers Harriman	CAD	300	USD	224	06/19/19	(1)
Brown Brothers Harriman	EUR	422	USD	473	05/03/19	—
Brown Brothers Harriman	EUR	5,986	USD	6,713	05/03/19	(1)
Brown Brothers Harriman	EUR	500	USD	566	06/19/19	3
Brown Brothers Harriman	GBP	159	USD	208	05/02/19	—
Brown Brothers Harriman	HKD	4,000	USD	511	06/19/19	—
Brown Brothers Harriman	ILS	1,091	USD	303	05/02/19	—
Brown Brothers Harriman	NZD	163	USD	109	05/02/19	—
Brown Brothers Harriman	SGD	17	USD	12	05/03/19	—
Citigroup	USD	1,415	AUD	2,000	06/19/19	(4)
Citigroup	USD	1,734	AUD	2,450	06/19/19	(5)
Citigroup	USD	1,072	CAD	1,426	06/19/19	(7)
Citigroup	USD	4,247	CAD	5,648	06/19/19	(26)
Citigroup	USD	2,925	EUR	2,569	06/19/19	(32)
Citigroup	USD	1,761	HKD	13,800	06/19/19	(1)
Citigroup	USD	3,357	JPY	370,991	06/19/19	(14)
Citigroup	CAD	175	USD	132	06/19/19	1
Citigroup	EUR	3,184	USD	3,626	06/19/19	41

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 879

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	549	USD	727	06/19/19	9
Citigroup	NOK	24,556	USD	2,865	06/19/19	14
Citigroup	SEK	13,060	USD	1,409	06/19/19	29
Commonwealth Bank of Australia	USD	1,414	AUD	2,000	06/19/19	(3)
Commonwealth Bank of Australia	USD	1,733	AUD	2,450	06/19/19	(4)
Commonwealth Bank of Australia	USD	1,070	CAD	1,426	06/19/19	(5)
Commonwealth Bank of Australia	USD	4,240	CAD	5,648	06/19/19	(19)
Commonwealth Bank of Australia	USD	2,927	EUR	2,569	06/19/19	(33)
Commonwealth Bank of Australia	USD	1,762	HKD	13,800	06/19/19	(1)
Commonwealth Bank of Australia	USD	3,357	JPY	370,991	06/19/19	(13)
Commonwealth Bank of Australia	EUR	3,184	USD	3,627	06/19/19	41
Commonwealth Bank of Australia	GBP	549	USD	726	06/19/19	8
Commonwealth Bank of Australia	NOK	24,556	USD	2,864	06/19/19	12
Commonwealth Bank of Australia	SEK	13,060	USD	1,409	06/19/19	29
Goldman Sachs	USD	186	CAD	250	06/19/19	—
Goldman Sachs	USD	21,468	EUR	19,000	06/19/19	(70)
Goldman Sachs	USD	3,598	GBP	2,745	06/19/19	(10)
Goldman Sachs	USD	12,479	NOK	107,500	06/19/19	4
Goldman Sachs	USD	5,278	SEK	48,750	06/19/19	(125)
Goldman Sachs	CAD	7,130	USD	5,316	06/19/19	(13)
Goldman Sachs	EUR	500	USD	570	06/19/19	7
Goldman Sachs	JPY	194,000	USD	1,765	06/19/19	17
Royal Bank of Canada	USD	1,414	AUD	2,000	06/19/19	(3)
Royal Bank of Canada	USD	1,732	AUD	2,450	06/19/19	(3)
Royal Bank of Canada	USD	625	CAD	833	06/19/19	(3)
Royal Bank of Canada	USD	1,070	CAD	1,426	06/19/19	(5)
Royal Bank of Canada	USD	4,239	CAD	5,648	06/19/19	(18)
Royal Bank of Canada	USD	2,926	EUR	2,569	06/19/19	(33)
Royal Bank of Canada	USD	1,761	HKD	13,800	06/19/19	(1)
Royal Bank of Canada	USD	3,356	JPY	370,991	06/19/19	(13)
Royal Bank of Canada	CAD	80	USD	60	06/19/19	—
Royal Bank of Canada	CAD	200	USD	150	06/19/19	1
Royal Bank of Canada	CAD	225	USD	169	06/19/19	1
Royal Bank of Canada	CAD	300	USD	224	06/19/19	—
Royal Bank of Canada	CAD	1,000	USD	752	06/19/19	5
Royal Bank of Canada	CAD	1,690	USD	1,255	06/19/19	(8)
Royal Bank of Canada	EUR	3,184	USD	3,627	06/19/19	42
Royal Bank of Canada	GBP	50	USD	66	06/19/19	—
Royal Bank of Canada	GBP	549	USD	726	06/19/19	8
Royal Bank of Canada	NOK	24,556	USD	2,863	06/19/19	12
Royal Bank of Canada	SEK	13,060	USD	1,409	06/19/19	28
State Street	USD	7,368	AUD	10,250	06/19/19	(134)
State Street	USD	3,607	CAD	4,800	06/19/19	(20)
State Street	USD	2,785	GBP	2,102	06/19/19	(37)
State Street	USD	1,756	JPY	194,000	06/19/19	(7)
State Street	CAD	303	USD	226	05/02/19	—
State Street	CAD	125	USD	94	06/19/19	—
State Street	EUR	14,250	USD	16,209	06/19/19	161
State Street	GBP	2,750	USD	3,614	06/19/19	19
State Street	NOK	139,000	USD	16,405	06/19/19	264
State Street	SEK	51,000	USD	5,536	06/19/19	145
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						245

See accompanying notes which are an integral part of the financial statements.

880 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$323	$20,698	$—	$—	$21,021	2.7
Austria	—	4,221	—	—	4,221	0.6
Belgium	—	4,018	—	—	4,018	0.5
Brazil	2,653	—	—	—	2,653	0.3
Canada	39,391	—	—	—	39,391	5.2
Chile	703	—	—	—	703	0.1
China	4,173	15,556	—	—	19,729	2.6
Czech Republic	—	96	—	—	96	—*
Denmark	391	8,244	—	—	8,635	1.1
Finland	843	6,969	—	—	7,812	1.0
France	748	67,834	—	—	68,582	9.0
Germany	492	51,423	—	—	51,915	6.8
Greece	—	75	—	—	75	—*
Hong Kong	—	14,534	70	—	14,604	1.9
Hungary	—	515	—	—	515	0.1
Indonesia	—	1,151	—	—	1,151	0.2
Ireland	738	4,684	—	—	5,422	0.7
Israel	2,678	5,079	—	—	7,757	1.0
Italy	170	18,893	—	—	19,063	2.5
Japan	—	157,721	—	—	157,721	20.6
Luxembourg	—	3,846	—	—	3,846	0.5
Malaysia	—	1,265	—	—	1,265	0.2
Mexico	4,315	—	—	—	4,315	0.6
Netherlands	662	15,684	—	—	16,346	2.1
Norway	25	5,575	—	—	5,600	0.7
Papua New Guinea	172	—	—	—	172	—*
Peru	215	—	—	—	215	—*
Philippines	—	405	—	—	405	0.1
Poland	—	1,644	—	—	1,644	0.2
Portugal	—	2,447	3	—	2,450	0.3
Russia	—	3,630	—	—	3,630	0.5
Singapore	—	4,590	—	—	4,590	0.6
South Africa	—	7,174	—	—	7,174	0.9
South Korea	—	10,241	—	—	10,241	1.3
Spain	—	21,926	—	—	21,926	2.9
Sweden	739	14,990	—	—	15,729	2.1
Switzerland	1,301	57,987	—	—	59,288	7.8
Taiwan	—	10,661	—	—	10,661	1.4
Thailand	—	4,340	—	—	4,340	0.6

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 881

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Turkey	—	573	—	—	573	0.1
United Arab Emirates	—	687	—	—	687	0.1
United Kingdom	2,372	111,918	—	—	114,290	14.9
United States	—	2,480	—	—	2,480	0.3
Preferred Stocks	2,898	5,013	—	—	7,911	1.0
Short-Term Investments	—	—	—	9,096	9,096	1.2
Other Securities	—	—	—	6,061	6,061	0.8
Total Investments	66,002	668,787	73	15,157	750,019	98.1
Other Assets and Liabilities, Net						1.9
						100.0

Other Financial Instruments
Assets
Futures Contracts	2,888	—	—	—	2,888	0.4
Foreign Currency Exchange Contracts	3	1,098	—	—	1,101	0.1

Liabilities
Futures Contracts	(3,187)	—	—	—	(3,187)	(0.4)
Foreign Currency Exchange Contracts	(1)	(855)	—	—	(856)	(0.1)
Total Other Financial Instruments**	$(297)	$243	$—	$—	$(54)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2019, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	100,257
Consumer Staples	41,578
Energy	57,590
Financial Services	222,156
Health Care	42,731
Materials and Processing	82,724
Producer Durables	95,243
Technology	40,980
Utilities	51,603
Short-Term Investments	9,096

See accompanying notes which are an integral part of the financial statements.

882 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Other Securities	6,061
Total Investments	750,019

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 883

Russell Investment Company
Multifactor International Equity Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$1,101
Variation margin on futures contracts*		2,888	—
Total		$2,888	$1,101

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$3,187	$—
Unrealized depreciation on foreign currency exchange contracts		—	856
Total		$3,187	$856
			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$(979)	$—
Foreign currency exchange contracts		—	17
Total		$(979)	$17

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$(789)	$—
Foreign currency exchange contracts		—	695
Total		$(789)	$695

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

884 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$5,572	$—	$5,572
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,101	—	1,101
Total Financial and Derivative Assets		6,673	—	6,673
Financial and Derivative Assets not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Assets subject to a netting agreement		$6,671	$—	$6,671

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1	$ —	$ —	$ 1
Bank of Montreal	90	85	—	5
Barclays	439	—	439	—
BNP Paribas	103	98	—	5
Brown Brothers Harriman	6	1	—	5
Citigroup	3,337	88	3,245	4
Commonwealth Bank of Australia	90	78	—	12
Goldman Sachs	29	29	—	—
Merrill Lynch	1,726	—	1,726	—
Morgan Stanley	163	—	163	—
Royal Bank of Canada	98	87	—	11
State Street	589	198	—	391
Total	$6,671	$ 664	$ 5,573	$ 434

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 885

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$856	$—	$856
Total Financial and Derivative Liabilities		856	—	856
Financial and Derivative Liabilities not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Liabilities subject to a netting agreement		$855	$—	$855

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$85	85	—	$—
Bank of New York	1	—	—	1
BNP Paribas	98	98	—	—
Brown Brothers Harriman	1	1	—	—
Citigroup	88	88	—	—
Commonwealth Bank of Australia	78	78	—	—
Goldman Sachs	219	29	—	190
Royal Bank of Canada	87	87	—	—
State Street	198	198	—	—
Total	$855	664	—	$191

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

886 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$711,766
Investments, at fair value(*)(>)	750,019
Foreign currency holdings(^)	4,931
Unrealized appreciation on foreign currency exchange contracts	1,101
Receivables:
Dividends and interest	4,093
Dividends from affiliated funds	30
Investments sold	41,326
Fund shares sold	320
Foreign capital gains taxes recoverable	1,495
Variation margin on futures contracts	8,386
Prepaid expenses	3
Total assets	811,704

Liabilities
Payables:
Investments purchased	38,984
Fund shares redeemed	557
Accrued fees to affiliates	257
Other accrued expenses	107
Variation margin on futures contracts	294
Deferred capital gains tax liability	13
Unrealized depreciation on foreign currency exchange contracts	856
Payable upon return of securities loaned	6,061
Total liabilities	47,129

Net Assets	$764,575

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 887

Russell Investment Company
Multifactor International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(14,119)
Shares of beneficial interest	802
Additional paid-in capital	777,892
Net Assets	$764,575

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class M(#)	$9.55
Class M — Net assets	$13,749,782
Class M — Shares outstanding ($. 01 par value)	1,440,078
Net asset value per share: Class R6(#)	$9.54
Class R6 — Net assets	$3,003,439
Class R6 — Shares outstanding ($. 01 par value)	314,704
Net asset value per share: Class S(#)	$9.53
Class S — Net assets	$141,595,324
Class S — Shares outstanding ($. 01 par value)	14,852,698
Net asset value per share: Class Y(#)	$9.54
Class Y — Net assets	$606,226,234
Class Y — Shares outstanding ($. 01 par value)	63,548,830
Amounts in thousands
(^) Foreign currency holdings - cost	$4,970
(*) Securities on loan included in investments	$5,572
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$15,157

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

888 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,660
Dividends from affiliated funds	185
Securities lending income (net)	100
Less foreign taxes withheld	(1,277)
Total investment income	12,668

Expenses
Advisory fees	1,702
Administrative fees	183
Custodian fees	150
Transfer agent fees - Class M	12
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	126
Transfer agent fees - Class Y	13
Professional fees	49
Registration fees	47
Trustees’ fees	15
Printing fees	17
Miscellaneous	12
Expenses before reductions	2,327
Expense reductions	(396)
Net expenses	1,931
Net investment income (loss)	10,737

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	2,886
Investments in affiliated funds	(2)
Futures contracts	(979)
Foreign currency exchange contracts	17
Foreign currency-related transactions	(185)
Net realized gain (loss)	1,737
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	30,742
Investments in affiliated funds	1
Futures contracts	(789)
Foreign currency exchange contracts	695
Foreign currency-related transactions	149
Net change in unrealized appreciation (depreciation)	30,798
Net realized and unrealized gain (loss)	32,535
Net Increase (Decrease) in Net Assets from Operations	$43,272

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 889

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,737	$22,197
Net realized gain (loss)	1,737	34,526
Net change in unrealized appreciation (depreciation)	30,798	(119,861)
Net increase (decrease) in net assets from operations	43,272	(63,138)

Distributions
To shareholders
Class M	(376)	(152)
Class R6	(90)	(74)
Class S	(4,024)	(2,541)
Class Y	(20,106)	(21,230)
Net decrease in net assets from distributions	(24,596)	(23,997)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(33,414)	(69,716)
Total Net Increase (Decrease) in Net Assets	(14,738)	(156,851)

Net Assets
Beginning of period	779,313	936,164
End of period	$764,575	$779,313

See accompanying notes which are an integral part of the financial statements.

890 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class M
Proceeds from shares sold	364	$3,357	917	$9,414
Proceeds from reinvestment of distributions	44	375	15	152
Payments for shares redeemed	(154)	(1,413)	(190)	(1,945)
Net increase (decrease)	254	2,319	742	7,621
Class R6
Proceeds from shares sold	4	41	28	290
Proceeds from reinvestment of distributions	11	90	7	74
Payments for shares redeemed	(1)	(6)	(7)	(75)
Net increase (decrease)	14	125	28	289
Class S
Proceeds from shares sold	3,818	34,617	7,154	73,343
Proceeds from reinvestment of distributions	457	3,904	245	2,509
Payments for shares redeemed	(3,193)	(29,372)	(3,041)	(31,231)
Net increase (decrease)	1,082	9,149	4,358	44,621
Class Y
Proceeds from shares sold	1,557	14,182	1,584	16,100
Proceeds from reinvestment of distributions	2,352	20,106	2,073	21,229
Payments for shares redeemed	(8,692)	(79,295)	(15,280)	(159,576)
Net increase (decrease)	(4,783)	(45,007)	(11,623)	(122,247)
Total increase (decrease)	(3,433)	$(33,414)	(6,495)	$(69,716)

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 891

Russell Investment Company
Multifactor International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class M
April 30, 2019*	9.33	.13	. 38	. 51	(. 29)	(. 29)
October 31, 2018	10.40	.27	(1.07)	(. 80)	(. 27)	(. 27)
October 31, 2017	8.59	.20	1.81	2.01	(. 20)	(. 20)
October 31, 2016	9.14	.22	(. 52)	(. 30)	(. 25)	(. 25)
October 31, 2015(2)	9.07	.22	(. 15)	. 07	—	—

Class R6
April 30, 2019*	9.33	.13	. 38	. 51	(. 30)	(. 30)
October 31, 2018	10.40	.26	(1.06)	(. 80)	(. 27)	(. 27)
October 31, 2017	8.59	.17	1.84	2.01	(. 20)	(. 20)
October 31, 2016(5)	7.79	.19	. 61	. 80	—	—

Class S
April 30, 2019*	9.31	.12	. 38	. 50	(. 28)	(. 28)
October 31, 2018	10.38	.25	(1.06)	(. 81)	(. 26)	(. 26)
October 31, 2017	8.58	.26	1.73	1.99	(. 19)	(. 19)
October 31, 2016	9.12	.21	(. 52)	(. 31)	(. 23)	(. 23)
October 31, 2015(2)	9.07	.23	(. 18)	. 05	—	—

Class Y
April 30, 2019*	9.33	.13	. 38	. 51	(. 30)	(. 30)
October 31, 2018	10.39	.26	(1.05)	(. 79)	(. 27)	(. 27)
October 31, 2017	8.59	.22	1.78	2.00	(. 20)	(. 20)
October 31, 2016	9.13	.23	(. 52)	(. 29)	(. 25)	(. 25)
October 31, 2015	9.42	.29	(. 52)	(. 23)	(. 06)	(. 06)
October 31, 2014(1)	10.00	.05	(. 63)	(. 58)	—	—

See accompanying notes which are an integral part of the financial statements.

892 Multifactor International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

9.55	5.77		13,750.78	.53	2.95	19
9.33	(7.91)		11,064.77	.54	2.66	53
10.40	23.87		4,619.74	.53	2.09	47
8.59	(3.25)		867.79	.49	2.62	57
9.14	. 77		2,724.84	.49	2.77	25

9.54	5.90		3,004.63	.51	2.89	19
9.33	(7.90)		2,803.62	.52	2.56	53
10.40	23.95		2,832.58	.51	1.77	47
8.59	10.27		110.62	.47	3.32	57

9.53	5.84		141,595.77	.67	2.74	19
9.31	(8.03)		128,212.77	.69	2.44	53
10.38	23.71		97,728.73	.68	2.71	47
8.58	(3.35)		2,518.78	.64	2.49	57
9.12	. 55		1,679.84	.64	2.91	25

9.54	5.82		606,226.58	.48	2.86	19
9.33	(7.80)		637,234.57	.49	2.53	53
10.39	23.85		830,985.56	.48	2.39	47
8.59	(3.11)		746,100.59	.44	2.67	57
9.13	(2.43)		862,041.65	.44	3.07	25
9.42	(5.80)		111,901.87	.44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 893

Russell Investment Company
Multifactor International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$198,055
Administration fees			30,535
Transfer agent fees			26,249
Trustee fees			2,499
			$257,338
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$7,484	$ 69,944	$ 71,367	$ —	$ —	$6,061	$56	$—
U. S. Cash Management Fund	19,863	141,151	151,917	(2)	1	9,096	185	—
	$27,347	$ 211,095	$ 223,284	$ (2)	$ 1	$15,157	$241	$—

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$725,048,235
Unrealized Appreciation	$54,342,618
Unrealized Depreciation	(29,427,666)
Net Unrealized Appreciation (Depreciation)	$24,914,952

See accompanying notes which are an integral part of the financial statements.

894 Multifactor International Equity Fund

Russell Investment Company

Notes to Schedules of Investments — April 30, 2019 (Unaudited)

Footnotes:
(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT) .
(µ)	Bond is insured by a guarantor.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(ž )	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U. S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x)	The security is purchased with the cash collateral from securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ)	Notional Amount in thousands.
(8)	Unrounded units.
(å)	Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì)	All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v)	Loan agreement still pending. Rate not available at period end.
(Š)	Value was determined using significant unobservable inputs.
(~)	Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@)	Affiliate.
(Ÿ)	Rate noted is dividend yield at period end.
(¢)	Date shown reflects next contractual call date.
(+)	All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(&)	All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(Ð)	All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Financial Statements.
(0)	Weekly payment frequency.
(1)	Monthly payment frequency.
(2)	Quarterly payment frequency.
(3)	Semi-annual payment frequency.
(4)	Annual payment frequency.
(5)	Payment at termination.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank

Notes to Schedules of Investments 895

Russell Investment Company

Notes to Schedules of Investments, continued — April 30, 2019 (Unaudited)

FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

896 Notes to Schedules of Investments

Russell Investment Company

Notes to Financial Highlights — April 30, 2019 (Unaudited)

(*)	For the period April 30, 2019 (Unaudited) .
(1)	For the period July 31, 2014 (inception date) to October 31, 2014.
(2)	For the period January 2, 2015 (inception date) to October 31, 2015.
(3)	For the period May 1, 2015 (inception date) to October 31, 2015.
(4)	For the period June 1, 2015 (inception date) to October 31, 2015.
(5)	For the period March 1, 2016 (inception date) to October 31, 2016.
(6)	For the period September 22, 2016 (inception date) to October 31, 2016.
(7)	For the period February 28, 2017 (inception date) to October 31, 2017.
(8)	For the period March 7, 2017 (inception date) to October 31, 2017.
(9)	For the period March 16, 2017 (inception date) to October 31, 2017.
(10)	For the period August 30, 2017 (inception date) to October 31, 2017.
(11)	For the period September 28, 2017 (inception date) to October 31, 2017.
(12)	For the period April 26, 2018 (inception date) to October 31, 2018.
(13)	For the period July 30, 2018 (inception date) to October 31, 2018.
(a)	Average daily shares outstanding were used for this calculation.
(b)	The ratios or returns for periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”) .
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $. 01 per share.
(g)	For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2019	1.13%	1.87%	1.13%	0.83%	0.68%
October 31, 2018	1.11%	1.86%	1.11%	0.83%	0.66%
October 31, 2017	1.11%	1.86%	1.11%	0.83%	0.67%
October 31, 2016	1.07%	1.83%	1.08%	0.83%	0.64%
October 31, 2015	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A

For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2019	1.51%	2.26%	1.52%	1.23%	1.12%
October 31, 2018	1.46%	2.21%	1.46%	1.17%	1.03%
October 31, 2017	1.43%	2.17%	1.42%	1.15%	0.97%
October 31, 2016	1.37%	2.12%	1.37%	1.12%	0.93%
October 31, 2015	1.36%	2.11%	1.36%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.10%	0.90%

For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class M	Class S	Class Y
April 30, 2019	0.98%	1.73%	0.98%	0.64%	0.73%	0.56%
October 31, 2018	0.99%	1.74%	0.99%	0.64%	0.74%	0.58%
October 31, 2017	1.01%	1.76%	1.01%	0.68%	0.76%	—
October 31, 2016	1.02%	1.77%	1.02%	—	0.77%	—
October 31, 2015	1.02%	1.77%	1.02%	—	0.77%	—
October 31, 2014	1.03%	1.78%	1.03%	—	0.78%	—

For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class M	Class R6	Class S	Class Y
April 30, 2019	1.24%	1.99%	1.25%	0.86%	0.84%	0.95%	0.81%
October 31, 2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Notes to Financial Highlights 897

Russell Investment Company

Notes to Financial Highlights, continued — April 30, 2019 (Unaudited)

October 31, 2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(h)	Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(i)	Less than . 005% of average net assets.
(j)	No shares were outstanding since May 1, 2015.
(k)	Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the
October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate has been revised from previously presented.

(l)	Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
Equity Income Fund	0.03%
Sustainable Equity Fund	0.02%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.04%
Emerging Markets Fund	0.01%
Tax-Managed U. S. Mid & Small Cap Fund	0.01%
Investment Grade Bond Fund	0.02%
Short Duration Bond Fund	0.01%

(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiary), respectively.
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

898 Notes to Financial Highlights

Russell Investment Company

Notes to Financial Statements — April 30, 2019 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

Notes to Financial Statements 899

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through

900 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity,
International Developed Markets, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-
Managed International Equity, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure,
Global Real Estate Securities, Strategic Call Overwriting, Multifactor U.S. Equity, and Multifactor International Equity Funds had
no transfers between Levels 1, 2 and 3 for the period ended April 30, 2019, other than those caused by application of fair value factors. Transfers which result from the application of fair value factors are purposefully excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

The Short Duration Bond, Strategic Bond, Global Equity, Opportunistic Credit, Multi-Strategy Income, Unconstrained Total Return
and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:

Short Duration Bond Fund	$1,544,453
Strategic Bond Fund	4,585,868
Global Equity Fund	213,194
Opportunistic Credit Fund	1,500,901
Multi-Strategy Income Fund	5,038,401
Unconstrained Total Return Fund	801,097
Multi-Asset Growth Strategy Fund	8,310,360

Notes to Financial Statements 901

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

The Opportunistic Credit, Multi-Strategy Income, Commodity Strategies and Multi-Asset Growth Strategy Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Opportunistic Credit Fund	$321,985
Multi-Strategy Income Fund	424,764
Commodity Strategies Fund	41,740
Multi-Asset Growth Strategy Fund	525,870

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

902 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Commodity Strategies and Multi-Asset Growth Strategy Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and, through investments in each respective Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-linked derivative instruments. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also subsequently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Commodity Strategies and Multi-Asset Growth Strategy Funds
to qualify for regulated investment company status under the Code could be jeopardized if they are unable to treat income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked

Notes to Financial Statements 903

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

notes, other commodity-linked derivatives and the Commodity Strategies and Multi-Asset Growth Strategy Funds' investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Fund's taxable income or any gains and distributions made by the Fund.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond Funds
Quarterly	April, July, October and December	Equity Income, Sustainable Equity, U. S. Dynamic Equity, U. S.
Strategic Equity, U. S. Mid Cap Equity, Global Infrastructure,
Global Real Estate Securities, Multi-Strategy Income, Multi-
Asset Growth Strategy, Strategic Call Overwriting and Multifactor
U. S. Equity Funds
Annually	Mid-December	U. S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U. S.
Large Cap, Tax-Managed U. S. Mid & Small Cap, Tax-Managed
International Equity, Commodity Strategies and Multifactor
International Equity Funds

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

904 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class E, Class
M, Class P, Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2019. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
International Developed Markets Fund	$1	—
Global Equity Fund	—	3,253
Emerging Markets Fund	1,064,203	231,299
Tax-Managed International Equity Fund	54,884	184,963
Opportunistic Credit Fund	—	2,881
Strategic Bond Fund	2,093	—
Global Infrastructure Fund	—	(35)

Notes to Financial Statements 905

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
Global Real Estate Securities Fund	7	—
Multi-Asset Growth Strategy Fund	91,039	(1,242)
Multifactor International Equity Fund	13,277	—

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

906 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2019	April 30, 2019
International Developed Markets Fund	1,043,783,853	1,247,107,512
Global Equity Fund	413,602,535	408,404,077
Emerging Markets Fund	355,534,337	261,945,741
Tax-Managed International Equity Fund	155,656,473	154,727,421
Opportunistic Credit Fund	348,089,345	360,749,988
Unconstrained Total Return Fund	162,515,176	150,707,003
Strategic Bond Fund	1,248,516,667	1,068,284,829
Investment Grade Bond Fund	103,330,426	152,432,156
Short Duration Bond Fund	35,187,786	40,200,819
Global Infrastructure Fund	94,831,210	52,592,266
Global Real Estate Securities Fund	82,390,342	48,510,888
Multi-Strategy Income Fund	336,230,842	279,040,487
Multi-Asset Growth Strategy Fund	1,351,903,443	1,323,757,753
Multifactor International Equity Fund	253,545,816	254,817,948

Notes to Financial Statements 907

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2019	April 30, 2019
International Developed Markets Fund	1,049,778,268	1,246,624,594
Global Equity Fund	416,338,710	409,531,048
Emerging Markets Fund	358,378,815	262,102,694
Tax-Managed International Equity Fund	157,738,095	153,144,881
Opportunistic Credit Fund	348,312,673	361,249,785
Unconstrained Total Return Fund	162,022,320	151,336,334
Strategic Bond Fund	1,246,185,160	1,069,778,425
Investment Grade Bond Fund	103,253,512	152,485,407
Short Duration Bond Fund	35,209,138	40,078,761
Global Infrastructure Fund	94,803,805	52,226,692
Global Real Estate Securities Fund	82,580,141	48,388,938
Multi-Strategy Income Fund	336,160,670	277,920,087
Multi-Asset Growth Strategy Fund	1,351,286,324	1,324,612,489
Multifactor International Equity Fund	255,010,345	254,995,170

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of April 30, 2019, the Strategic Call Overwriting Fund pledged securities valued at $47,948,010 as collateral in connection with options.

For the period ended April 30, 2019, the Funds purchased or sold options primarily for the strategies listed below:

908 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Funds	Strategies
Sustainable Equity Fund	Exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2019	April 30, 2019
Sustainable Equity Fund	$24,836,500	$ 19,150,000
Unconstrained Total Return Fund	1,468,759,718	1,476,355,115
Strategic Bond Fund	237,403,062	77,301,250
Commodity Strategies Fund	44,831,320	234,887,419
Multi-Strategy Income Fund	768,280,949	803,194,141
Multi-Asset Growth Strategy Fund	1,086,026,182	1,498,912,602
Strategic Call Overwriting Fund	95,173,800	81,517,600

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:

Notes to Financial Statements 909

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Funds	Strategies
Equity Income Fund	Exposing cash to markets
Sustainable Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging, and exposing cash to markets
Global Equity Fund	Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging, and exposing cash to markets
Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

910 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

	Notional of Futures Contracts Outstanding
Funds	January 31, 2019	April 30, 2019
Equity Income Fund	$8,654,400	$ 2,506,225
Sustainable Equity Fund	270,450	—
U. S. Dynamic Equity Fund	9,330,525	3,538,200
U. S. Strategic Equity Fund	32,454,000	28,747,875
U. S. Mid Cap Equity Fund	7,344,400	5,130,840
U. S. Small Cap Equity Fund	61,208,160	12,275,340
International Developed Markets Fund	577,112,501	709,140,451
Global Equity Fund	357,753,232	273,165,493
Emerging Markets Fund	184,717,672	193,052,588
Tax-Managed U. S. Mid & Small Cap Fund	—	7,301,580
Tax-Managed International Equity Fund	341,139,154	381,323,682
Opportunistic Credit Fund	150,924,304	206,951,064
Unconstrained Total Return Fund	224,028,412	213,442,575
Strategic Bond Fund	3,125,667,295	3,122,475,863
Investment Grade Bond Fund	520,819,407	470,784,637
Short Duration Bond Fund	180,303,405	186,893,020
Tax-Exempt High Yield Bond Fund	19,350,063	19,540,156
Tax-Exempt Bond Fund	82,666,406	83,478,516
Commodity Strategies Fund	507,386,046	479,401,682
Global Infrastructure Fund	20,311,837	27,585,724
Global Real Estate Securities Fund	31,550,594	34,970,267
Multi-Strategy Income Fund	1,119,363,615	1,009,775,486
Multi-Asset Growth Strategy Fund	2,763,435,712	2,302,618,059
Strategic Call Overwriting Fund	2,028,375	4,275,325
Multifactor U. S. Equity Fund	270,450	16,216,750
Multifactor International Equity Fund	182,114,296	170,230,228

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

Notes to Financial Statements 911

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

912 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to

Notes to Financial Statements 913

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2019	April 30, 2019
Opportunistic Credit Fund	$19,207,992	$ 37,864,802
Unconstrained Total Return Fund	88,425,000	89,140,000
Strategic Bond Fund	291,052,768	174,154,800
Short Duration Bond Fund	13,912,800	12,996,550
Multi-Strategy Income Fund	183,470,566	198,923,305
Multi-Asset Growth Strategy Fund	212,459,394	149,462,959

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended April 30, 2019, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2019	April 30, 2019
Unconstrained Total Return Fund	$1,174,472,100	$ 352,430,000
Strategic Bond Fund	415,607,138	479,579,545
Tax-Exempt High Yield Bond Fund	28,710,000	30,750,000
Tax-Exempt Bond Fund	19,880,000	23,900,000
Multi-Strategy Income Fund	3,109,455,145	690,593,960
Multi-Asset Growth Strategy Fund	4,775,318,317	1,329,586,361

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

914 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2019, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2019	April 30, 2019
Emerging Markets Fund	$15,472,736	$ 25,576,477
Unconstrained Total Return Fund	26,818,050	26,090,539
Commodity Strategies Fund	564,605,477	536,230,137
Multi-Strategy Income Fund	55,804,690	105,400,212
Multi-Asset Growth Strategy Fund	160,148,983	206,517,119

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple

Notes to Financial Statements 915

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of April 30, 2019, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a

916 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). Each of the Sustainable Equity Fund, U.S. Dynamic
Equity Fund, U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund may also engage in short sale transactions that are effected through State Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions. Participation in this program may subject each Fund to a heightened risk that State
Street would fail to return the Fund’s cash collateral.

As of April 30, 2019, the market value of securities on loan through the reciprocal lending program were as follows:

Amount
Sustainable Equity Fund	$35,184,627
U. S. Dynamic Equity Fund	8,294,062
U. S. Strategic Equity Fund	127,111,125
U. S. Small Cap Equity Fund	51,447,705

As of April 30, 2019, the Sustainable Equity Fund held $56,384,932, the U.S. Dynamic Equity Fund held $11,318,598, the U.S.
Strategic Equity Fund held $172,738,402 and the U.S. Small Cap Equity Fund held $70,142,352 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid

Notes to Financial Statements 917

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

918 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may

Notes to Financial Statements 919

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

920 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a “Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2019, net assets of the Commodity
Strategies Fund were $543,248,211 of which $108,115,797 or approximately 19.9%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $2,243,789,528 of which $93,697,262, or approximately 4.2%, represents the Fund’s ownership of the shares of its Subsidiary.

As of April 30, 2019, the market values of securities owned by the Cayman Commodity Strategies Fund, Ltd. within the Consolidated
Schedule of investments were as follows:

United States Federal Home Loan Discount Notes	$ 46,703,568
. Cash Management Fund	43,859,818
United States Treasury Bills	16,642,533

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Commodity
Strategies Fund, Ltd. for the period ended April 30, 2019 were $280,021, ($19,936,558), and ($3,292), respectively.

As of April 30, 2019, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U. S. Cash Management Fund	$ 97,139,648

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended April 30, 2019 were $672,382, $10,515,028, and ($7,758), respectively.

The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended April 30, 2019, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Notes to Financial Statements 921

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

	Purchases	Sales
Equity Income Fund	$56,407,344	$220,637,125
Sustainable Equity Fund	171,491,698	242,207,465
U. S. Dynamic Equity Fund	74,441,198	85,239,970
U. S. Strategic Equity Fund	1,492,051,118	1,804,267,656
U. S. Mid Cap Equity Fund	38,896,987	130,407,187
U. S. Small Cap Equity Fund	678,654,283	813,702,546
International Developed Markets Fund	860,365,789	1,238,774,015
Global Equity Fund	338,224,036	569,038,120
Emerging Markets Fund	733,223,652	1,073,250,516
Tax-Managed U. S. Large Cap Fund	744,983,477	561,280,086
Tax-Managed U. S. Mid & Small Cap Fund	295,909,772	275,914,240
Tax-Managed International Equity Fund	669,878,604	528,803,773
Opportunistic Credit Fund	167,105,335	169,969,459
Unconstrained Total Return Fund	149,153,438	164,215,500
Strategic Bond Fund	717,065,103	887,741,732
Investment Grade Bond Fund	205,303,446	201,657,846
Short Duration Bond Fund	118,770,444	148,114,253
Tax-Exempt High Yield Bond Fund	194,858,597	137,150,894
Tax-Exempt Bond Fund	543,966,151	460,966,505
Commodity Strategies Fund	44,884,253	36,440,666
Global Infrastructure Fund	213,188,653	300,036,051
Global Real Estate Securities Fund	324,180,876	481,744,446
Multi-Strategy Income Fund	371,261,862	369,419,677
Multi-Asset Growth Strategy Fund	1,127,245,897	881,602,459
Strategic Call Overwriting Fund	6,893,034	11,839,783
Multifactor U. S. Equity Fund	197,778,298	318,283,167
Multifactor International Equity Fund	139,319,956	180,373,695

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Opportunistic Credit Fund	$1,459,295	$—
Unconstrained Total Return Fund	322,178,212	309,911,032
Strategic Bond Fund	1,270,275,573	1,456,876,814
Investment Grade Bond Fund	128,283,395	213,638,880
Short Duration Bond Fund	77,972,335	79,139,712
Commodity Strategies Fund	1,095,984	—
Multi-Strategy Income Fund	407,881,418	428,757,652
Multi-Asset Growth Strategy Fund	977,212,655	920,947,052

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.

922 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2019, the Funds had invested
$1,473,770,870 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $520,084,791 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:

Funds	Asset Level	Fee
Equity Income Fund	All assets	. 55%
Sustainable Equity Fund	All assets	. 55%
U. S. Dynamic Equity Fund	First $1 billion	. 80%
	Next $2 billion	. 76%
	Next $3 billion	. 73%
	In excess of $6 billion	. 71%
U. S. Strategic Equity Fund	First $1 billion	. 75%
	Next $2 billion	. 71%
	Next $3 billion	. 68%
	In excess of $6 billion	. 66%
U. S. Mid Cap Equity Fund	First $1 billion	. 80%
	Next $2 billion	. 76%
	Next $3 billion	. 73%
	In excess of $6 billion	. 71%
U. S. Small Cap Equity Fund	All assets	. 70%
International Developed Markets Fund	All assets	. 70%
Global Equity Fund	First $1 billion	. 95%

Notes to Financial Statements 923

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Funds	Asset Level	Fee
	Next $2 billion	. 91%
	Next $3 billion	. 88%
	In excess of $6 billion	. 86%
Emerging Markets Fund	First $1 billion	1.15%
	Next $2 billion	1.11%
	Next $3 billion	1.08%
	In excess of $6 billion	1.06%
Tax-Managed U. S. Large Cap Fund	First $1 billion	. 70%
	Next $2 billion	. 66%
	Next $3 billion	. 63%
	In excess of $6 billion	. 61%
Tax-Managed U. S. Mid & Small Cap Fund	First $1 billion	. 98%
	Next $2 billion	. 94%
	Next $3 billion	. 91%
	In excess of $6 billion	. 89%
Tax-Managed International Equity Fund	First $1 billion	. 85%
	Next $2 billion	. 81%
	Next $3 billion	. 78%
	In excess of $6 billion	. 76%
Opportunistic Credit Fund	First $1 billion	1.00%
	Next $2 billion	. 96%
	Next $3 billion	. 93%
	In excess of $6 billion	. 91%
Unconstrained Total Return Fund	First $1 billion	1.00%
	Next $2 billion	. 96%
	Next $3 billion	. 93%
	In excess of $6 billion	. 91%
Strategic Bond Fund	First $1 billion	. 50%
	Next $2 billion	. 46%
	Next $3 billion	. 43%
	In excess of $6 billion	. 41%
Investment Grade Bond Fund	All assets	. 25%
Short Duration Bond Fund	First $1 billion	. 45%
	Next $2 billion	. 41%
	Next $3 billion	. 38%
	In excess of $6 billion	. 36%
Tax-Exempt High Yield Bond Fund	All assets	. 50%
Tax-Exempt Bond Fund	All assets	. 30%
Commodity Strategies Fund	First $1 billion	1.25%
	Next $2 billion	1.21%
	Next $3 billion	1.18%
	In excess of $6 billion	1.16%
Global Infrastructure Fund	First $1 billion	1.25%
	Next $2 billion	1.21%
	Next $3 billion	1.18%
	In excess of $6 billion	1.16%

924 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Funds	Asset Level	Fee
Global Real Estate Securities Fund	First $1 billion	. 80%
	Next $2 billion	. 76%
	Next $3 billion	. 73%
	In excess of $6 billion	. 71%
Multi-Strategy Income Fund	First $1 billion	. 75%
	Next $2 billion	. 71%
	Next $3 billion	. 68%
	In excess of $6 billion	. 66%
Multi-Asset Growth Strategy Fund	First $1 billion	. 85%
	Next $2 billion	. 81%
	Next $3 billion	. 78%
	In excess of $6 billion	. 76%
Strategic Call Overwriting Fund	All assets	. 80%
Multifactor U. S. Equity Fund	All assets	. 30%
Multifactor International Equity Fund	All assets	. 45%

The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.

Funds	Administrator*
Equity Income Fund	. 05%
Sustainable Equity Fund	. 05
U. S. Dynamic Equity Fund	. 05
U. S. Strategic Equity Fund	. 05
U. S. Mid Cap Equity Fund	. 05
U. S. Small Cap Equity Fund	. 05
International Developed Markets Fund	. 05
Global Equity Fund	. 05
Emerging Markets Fund	. 05
Tax-Managed U. S. Large Cap Fund	. 05
Tax-Managed U. S. Mid & Small Cap Fund	. 05
Tax-Managed International Equity Fund	. 05
Opportunistic Credit Fund	. 05
Unconstrained Total Return Fund	. 05
Strategic Bond Fund	. 05
Investment Grade Bond Fund	. 05
Short Duration Bond Fund	. 05
Tax-Exempt High Yield Bond Fund	. 05
Tax-Exempt Bond Fund	. 05
Commodity Strategies Fund**	. 05
Global Infrastructure Fund	. 05
Global Real Estate Securities Fund	. 05
Multi-Strategy Income Fund	. 05
Multi-Asset Growth Strategy Fund**	. 05
Strategic Call Overwriting Fund	. 05
Multifactor U. S. Equity Fund	. 05
Multifactor International Equity Fund	. 05

Notes to Financial Statements 925

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2019.

	Advisory	Administrative
Equity Income Fund	$1,040,898	$91,457
Sustainable Equity Fund	1,264,392	111,109
U. S. Dynamic Equity Fund	449,813	27,170
U. S. Strategic Equity Fund	9,286,831	613,510
U. S. Mid Cap Equity Fund	366,367	22,129
U. S. Small Cap Equity Fund	5,682,523	392,327
International Developed Markets Fund	8,534,538	589,258
Global Equity Fund	7,456,799	382,989
Emerging Markets Fund	10,579,205	449,025
Tax-Managed U. S. Large Cap Fund	10,215,100	731,856
Tax-Managed U. S. Mid & Small Cap Fund	3,238,708	159,728
Tax-Managed International Equity Fund	6,002,893	344,876
Opportunistic Credit Fund	2,940,861	142,138
Unconstrained Total Return Fund	3,228,287	156,034
Strategic Bond Fund	9,719,685	1,003,146
Investment Grade Bond Fund	1,197,555	231,526
Short Duration Bond Fund	1,281,534	137,645
Tax-Exempt High Yield Bond Fund	1,962,336	189,726
Tax-Exempt Bond Fund	3,686,507	594,037
Commodity Strategies Fund	4,251,052	165,302
Global Infrastructure Fund	3,395,089	131,271
Global Real Estate Securities Fund	4,092,582	247,460
Multi-Strategy Income Fund	4,535,832	294,035
Multi-Asset Growth Strategy Fund	9,477,311	547,862
Strategic Call Overwriting Fund	374,406	22,620
Multifactor U. S. Equity Fund	993,000	159,975
Multifactor International Equity Fund	1,701,754	182,773

RIM has agreed to certain waivers of its advisory fees as follows:

For the Equity Income Fund, RIM has contractually agreed, until February 29, 2020, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2019 was $94,627.

For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2019 was $3,320,181. There were no reimbursements for the period ended April 30, 2019.

For the U.S. Mid Cap Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses

926 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Mid Cap Equity Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2019 was $196,274. There were no reimbursements for the period ended April 30, 2019.

For the International Developed Markets Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $496,201. There were no reimbursements for the period ended April 30, 2019.

For the Global Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.02%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was
$171,982.

For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 1.009%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2019 was $768,428. There were no reimbursements for the period ended April 30, 2019.

For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $470,433. There were no reimbursements for the period ended April 30, 2019.

For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $133,586. There were no reimbursements for the period ended April 30, 2019.

For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $826,932. There were no reimbursements for the period ended April 30, 2019.

For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2019 was $949,678.

Notes to Financial Statements 927

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $1,510,013. There were no reimbursements for the period ended April 30, 2019.

For the Strategic Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was
$2,537,035. There were no reimbursements for the period ended April 30, 2019.

For the Investment Grade Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $192,626. There were no reimbursements for the period ended April 30, 2019.

For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2019 was $239,116.

For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $636,703. There were no reimbursements for the period ended April 30, 2019.

For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.7025%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2019 was $1,434,075.

The Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rates of up to 1.25% of the Commodity Strategies
Subsidiary’s net assets (the “Commodity Strategies Advisory Fees”). Pursuant to a contractual agreement with the Commodity
Strategies Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Commodity Strategies Fund to RIM in the amount equal to the amount of the Commodity Strategies Advisory Fees received by RIM. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended April 30, 2019 was $698,828.

For the Global Infrastructure Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.92% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $1,417,469. There were no reimbursements for the period ended April 30, 2019.

928 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.76%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2019 was $133,497.

For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $2,015,643. There were no reimbursements for the period ended April 30, 2019.

For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2019 was $2,404,905.

The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee at the annual rate of up to 0.85% of the Multi-Asset Growth
Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Multi-
Asset Growth Strategy Fund to RIM in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Advisory Fees
received by RIM, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended
April 30, 2019 was $464,569. The total amount of the administrative fee waiver for the period ended April 30, 2019 was $26,419.

For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $178,507. There were no reimbursements for the period ended April 30, 2019.

For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2019 was $97,588. There were no reimbursements for the period ended April 30, 2019.

For the Multifactor International Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2019 was $386,580. There were no reimbursements for the period ended April 30, 2019.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements 929

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2019 were as follows:

Amount
Equity Income Fund	$337,201
Sustainable Equity Fund	300,354
U. S. Dynamic Equity Fund	23,043
U. S. Strategic Equity Fund	2,401,992
U. S. Mid Cap Equity Fund	87,272
U. S. Small Cap Equity Fund	1,247,758
International Developed Markets Fund	2,305,321
Global Equity Fund	842,468
Emerging Markets Fund	1,446,040
Tax-Managed U. S. Large Cap Fund	2,843,604
Tax-Managed U. S. Mid & Small Cap Fund	630,509
Tax-Managed International Equity Fund	1,339,100
Opportunistic Credit Fund	448,381
Unconstrained Total Return Fund	268,837
Strategic Bond Fund	3,286,222
Investment Grade Bond Fund	814,452
Short Duration Bond Fund	411,509
Tax-Exempt High Yield Bond Fund	737,936
Tax-Exempt Bond Fund	2,356,810
Commodity Strategies Fund	414,708
Global Infrastructure Fund	438,376
Global Real Estate Securities Fund	894,649
Multi-Strategy Income Fund	901,064
Multi-Asset Growth Strategy Fund	2,020,889
Strategic Call Overwriting Fund	87,889
Multifactor U. S. Equity Fund	310,348
Multifactor International Equity Fund	151,674

RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Funds/Classes	Waivers
Equity Income Fund-Class S	. 04%
Sustainable Equity Fund-Class S	. 04
U. S. Dynamic Equity Fund-Class A, C & E	. 05
U. S. Dynamic Equity Fund-Class S	. 09
U. S. Strategic Equity Fund-Class A, C, E, & S	. 02
U. S. Strategic Equity Fund-Class M	. 12
U. S. Small Cap Equity Fund-Class M	. 14
U. S. Small Cap Equity Fund-Class R6	. 02
U. S. Small Cap Equity Fund-Class S	. 04
International Developed Markets Fund-Class M	. 14

930 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

International Developed Markets Fund-Class S	. 04
Global Equity Fund-Class M	. 10
Emerging Markets Fund-Class A, C, E, R6 & S	. 02
Emerging Markets Fund-Class M	. 12
Tax-Managed U. S. Large Cap Fund-Class M	. 10
Tax-Managed U. S. Mid & Small Cap Fund-Class A	. 02
Tax-Managed U. S. Mid & Small Cap Fund-Class C,E & S	. 05
Tax-Managed U. S. Mid & Small Cap Fund-Class M	. 15
Tax-Managed International Equity Fund-Class M	. 10
Opportunistic Credit Fund-Class A,C,E & S	. 12
Opportunistic Credit Fund-Class M	. 17
Unconstrained Total Return Fund-Class M	. 10
Strategic Bond Fund-Class A, C & E	. 04
Strategic Bond Fund-Class M	. 16
Strategic Bond Fund-Class S	. 06
Strategic Bond Fund-Class R6	. 02
Investment Grade Bond Fund-Class M	. 14
Investment Grade Bond Fund-Class S	. 04
Investment Grade Bond Fund-Class R6	. 02
Short Duration Bond Fund-Class A,C,E & S	. 12
Short Duration Bond Fund-Class M	. 17
Short Duration Bond Fund-Class R6	. 02
Tax-Exempt High Yield Bond Fund-Class M	. 10
Tax-Exempt Bond Fund-Class A	. 02
Tax-Exempt Bond Fund-Class C,E & S	. 06
Tax-Exempt Bond Fund-Class M	. 16
Commodity Strategies Fund-Class A,C,E & S	. 01
Commodity Strategies Fund-Class M	. 11
Global Infrastructure Fund-Class A,C,E & S	. 02
Global Infrastructure Fund-Class M	. 12
Global Real Estate Securities Fund-Class M	. 10
Global Real Estate Securities Fund-Class R6	. 02
Multi-Strategy Income Fund-Class M	. 10
Multi-Asset Growth Strategy Fund-Class M	. 10
Multifactor U. S. Equity Fund-Class M	. 15
Multifactor U. S. Equity Fund-Class R6	. 02
Multifactor International Fund-Class M	. 15
Multifactor International Fund-Class R6	. 02

For the period ended April 30, 2019, the total transfer agent fee waivers are as follows:

Amount
Equity Income Fund	$58,564
Sustainable Equity Fund	51,120
U. S. Dynamic Equity Fund	8,550
U. S. Strategic Equity Fund	308,432
U. S. Small Cap Equity Fund	272,913
International Developed Markets Fund	527,082
Global Equity Fund	29,011
Emerging Markets Fund	176,302
Tax-Managed U. S. Large Cap Fund	106,568
Tax-Managed U. S. Mid & Small Cap Fund	180,242
Tax-Managed International Equity Fund	60,046

Notes to Financial Statements 931

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Amount
Opportunistic Credit Fund	279,997
Unconstrained Total Return Fund	12,439
Strategic Bond Fund	1,108,888
Investment Grade Bond Fund	170,518
Short Duration Bond Fund	255,825
Tax-Exempt High Yield Bond Fund	34,083
Tax-Exempt Bond Fund	828,411
Commodity Strategies Fund	31,229
Global Infrastructure Fund	57,207
Global Real Estate Securities Fund	22,049
Multi-Strategy Income Fund	17,560
Multi-Asset Growth Strategy Fund	59,789
Multifactor U. S. Equity Fund	5,132
Multifactor International Equity Fund	9,396

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and
Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-
term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2019, the Distributor retained the following amounts in sales charges:
Contingent Deferred Sales Charges	Class A Shares

932 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Equity Income Fund	$3,710
U. S. Mid Cap Equity Fund	1,537
U. S. Small Cap Equity Fund	2,642
International Developed Markets Fund	1,758
Emerging Markets Fund	708
Tax-Managed U. S. Large Cap Fund	8,972
Tax-Managed U. S. Mid & Small Cap Fund	1,335
Tax-Managed International Equity Fund	76
Short Duration Bond Fund	1,880
Tax-Exempt High Yield Bond Fund	3
Tax-Exempt Bond Fund	3
Commodity Strategies Fund	2,052
Global Infrastructure Fund	4
Global Real Estate Securities Fund	194

For the period ended April 30, 2019, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Equity Income Fund	$5,665	$ 977
Sustainable Equity Fund	9,414	1,640
U. S. Dynamic Equity Fund	1,687	257
U. S. Strategic Equity Fund	1,723	223
U. S. Mid Cap Equity Fund	1,012	187
U. S. Small Cap Equity Fund	5,467	729
International Developed Markets Fund	6,901	1,326
Global Equity Fund	1,151	164
Emerging Markets Fund	3,947	659
Tax-Managed U. S. Large Cap Fund	47,982	8,815
Tax-Managed U. S. Mid & Small Cap Fund	39,604	7,439
Tax-Managed International Equity Fund	12,296	2,115
Opportunistic Credit Fund	1,810	351
Strategic Bond Fund	4,238	934
Investment Grade Bond Fund	1,582	345
Short Duration Bond Fund	1,177	237
Tax-Exempt High Yield Bond Fund	11,214	2,281
Tax-Exempt Bond Fund	28,508	5,604
Commodity Strategies Fund	569	113
Global Infrastructure Fund	2,316	336
Global Real Estate Securities Fund	5,405	840
Multi-Strategy Income Fund	7,667	1,288
Multi-Asset Growth Strategy Fund	315	40
Multifactor U. S. Equity Fund	4,824	908

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its

Notes to Financial Statements 933

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended April 30, 2019, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):

	Purchases	Sales	Gain/(Loss)
Tax-Exempt High Yield Bond Fund	$4,494	$10,780	$(158)
Tax-Exempt Bond Fund	76,876	118,112	(1,886)

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 35 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2019 the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$708,250.
6. Federal Income Taxes
At April 30, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
Funds	10/31/2019	Short Term	Long-Term	Totals
Tax-Managed U. S. Large Cap Fund	$—	$ 12,051,912	$—	$ 12,051,912
Tax-Managed U. S. Mid & Small Cap Fund	—	1,307,942	—	1,307,942
Tax-Managed International Equity Fund	—	101,779,493	2,177,126	103,956,619
Global Opportunistic Credit Fund	—	6,527,892	27,184,306	33,712,198
Unconstrained Total Return Fund	—	2,927,875	1,915,798	4,843,673
Strategic Bond Fund	—	86,038,640	70,122,590	156,161,230
Investment Grade Bond Fund	—	25,348,582	15,632,285	40,980,867
Short Duration Bond Fund	—	1,933,943	6,833,335	8,767,278
Tax-Exempt Bond Fund	221,229	2,881,404	2,749,891	5,852,524
Commodity Strategies Fund	—	137,435	—	137,435
Multi-Strategy Income Fund	—	3,839,766	—	3,839,766
Strategic Call Overwriting Fund	—	10,154,970	3,676,533	13,831,503
Multifactor International Equity Fund	—	45,157,758	2,344,896	47,502,654

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment

934 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
7. Record Ownership
As of April 30, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Equity Income Fund	3	60.8
Sustainable Equity Fund	3	40.9
U. S. Dynamic Equity Fund	2	55.4
U. S. Strategic Equity Fund	4	80.5
U. S. Mid Cap Equity Fund	1	93.2
U. S. Small Cap Equity Fund	3	59.0
International Developed Markets Fund	4	79.0
Global Equity Fund	5	63.5
Emerging Markets Fund	3	57.7
Tax-Managed U. S. Large Cap Fund	3	67.9
Tax-Managed U. S. Mid & Small Cap Fund	4	77.8
Tax-Managed International Equity Fund	3	70.6
Opportunistic Credit Fund	4	58.7
Unconstrained Total Return Fund	3	47.2
Strategic Bond Fund	4	65.1
Investment Grade Bond Fund	3	74.4
Short Duration Bond Fund	4	59.8
Tax-Exempt High Yield Bond Fund	3	71.5
Tax-Exempt Bond Fund	3	69.5
Commodity Strategies Fund	3	53.6
Global Infrastructure Fund	3	56.8
Global Real Estate Securities Fund	3	66.1
Multi-Strategy Income Fund	1	43.9
Multi-Asset Growth Strategy Fund	4	77.3
Strategic Call Overwriting Fund	2	97.4
Multifactor U. S. Equity Fund	3	83.8
Multifactor International Equity Fund	5	91.2

8. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended April 30, 2019, the Funds had no unfunded loan commitments.

10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:

On May 22, 2019, the U.S. Mid Cap Equity Fund liquidated.

Notes to Financial Statements 935

Russell Investment Company

Affiliated Brokerage Transactions — April 30, 2019 (Unaudited)

As discussed in Note 5 in the Notes to Financial Statements contained in this semiannual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended April 30, 2019 were as follows:

Affiliated Broker	Fund Name
RIM
	Equity Income Fund	$53,174
	Sustainable Equity Fund	5,293
	U. S. Dynamic Equity Fund	9,221
	U. S. Strategic Equity Fund	137,408
	U. S. Mid Cap Equity Fund	6,848
	U. S. Small Cap Equity Fund	184,610
	International Developed Markets Fund	206,154
	Global Equity Fund	65,729
	Emerging Markets Fund	294,436
	Tax-Managed U. S. Large Cap Fund	64,427
	Tax-Managed U. S. Mid & Small Cap Fund	63,938
	Tax-Managed International Equity Fund	149,219
	Global Infrastructure Fund	21,315
	Global Real Estate Securities Fund	62,287
	Multi-Strategy Income Fund	139,997
	Multi-Asset Growth Strategy Fund	180,485
	Strategic Call Overwriting Fund	1,257
	Multifactor U,S. Equity Fund	22,937
	Multifactor International Equity Fund	52,139

936 Affiliated Brokerage Transactions

Russell Investment Company

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Money Manager Contracts with Jackson Square Partners LLC

Section 15 (“Section 15”) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires, among other things, that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons”
under the 1940 Act (the “Independent Trustees”) voting separately, approve in-person for an initial term not to exceed two years and, thereafter, approve in-person on at least an annual basis the continuation of the advisory agreement with Russell Investment
Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-of-managers method of investment
(“Manager-of-Managers Funds”), the portfolio management contract with each money manager of the Manager-of-Managers Funds
(collectively, the “portfolio management contracts”), and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. Rule 15a-4(b)
(1) under the 1940 Act (“Rule 15a-4”) provides an exception from the requirements of Section 15 to permit a person to serve as an investment adviser (or subadviser) to a fund pursuant to an interim advisory agreement (or subadvisory agreement) if the following conditions are met:

a. the previous agreement was terminated by: (i) the board of trustees or the vote of a majority of the outstanding voting securities of the registered investment company, (ii) a failure to renew the previous agreement, or (iii) an assignment in which the investment adviser
(or subadviser) or a controlling person of the investment adviser (or subadviser) does not directly or indirectly receive money or other benefit;

b. the compensation to be received under the interim agreement is no greater than the compensation the adviser (or subadviser) would have received under the previous agreement;

c. the interim agreement has a term no greater than 150 days following the date the previous agreement was terminated; and

d. the fund’s board of trustees, including a majority of the independent trustees, has approved the interim agreement within 10 business days after the termination of the previous agreement at a meeting in which trustees may participate by any means of communication that allow all trustees participating to hear each other simultaneously during the meeting.

In evaluating approval or continuation of portfolio management contracts pursuant to Section 15, the Board considers that Manager-
of-Managers Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Funds, RIM, however, has engaged multiple unaffiliated money managers whereby an advisory fee is paid by the Manager-of-Managers Fund to RIM which in turn compensates the money manager firms. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considers that RIM (rather than any money manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for the Manager-of-Managers Funds. Although RIM traditionally has managed
Fund exposures through the selection of and allocations to money managers, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Manager-of-Managers Fund generally have been allocated among RIM and the multiple money manager strategies selected by RIM, subject to Board approval, for that Fund. RIM manages the investment of each Manager-of-
Managers Fund’s cash and also may manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to the money manager strategies and portions of a Manager-of-Managers Fund during transitions between money managers.
The Manager-of-Managers Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-discretionary money manager assignments, RIM itself manages portions of a Manager-of-Managers Fund based upon model portfolios provided by the non-discretionary money managers. In the case of non-discretionary money manager assignments for equity funds, RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower

Basis for Approval of Investment Advisory Contracts 937

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Manager-of-Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement.

RIM is responsible for selecting, subject to Board approval, money managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of assets among the money managers’ strategies and RIM itself. Each discretionary money manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by
RIM upon their selection of portfolio securities and the money manager’s specified role in a Manager-of-Managers Fund. For each
Manager-of-Managers Fund, RIM is responsible for, among other things, providing each money manager with a statement of the investment parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each money manager and Fund; generally supervising compliance by each money manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary money managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary money managers; managing Fund assets that are not allocated to money manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of money managers or replacements of existing money managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each money manager intended to capitalize on the strengths of that money manager or to coordinate the investment activities of money managers for the Manager-of-Managers Fund in a complementary manner. Therefore, RIM’s selection of money managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other money managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-Managers Fund, selecting effective money managers on a discretionary or non-
discretionary basis, and allocating assets among the money managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund.

The Board considers that the prospectus for each Manager-of-Managers Fund and other public disclosures emphasize to investors RIM’s role as the principal investment manager for the Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Manager-of-Managers Fund’s money managers, and describe the manner in which the Manager-of-Managers Fund operates so that investors may take that information into account when deciding to purchase shares of the Manager-of-Managers Fund.

At a special meeting held by conference call on January 9, 2019 (the “January 9 Meeting”), RIM informed the Board that Suffolk
Capital Management, LLC (“Suffolk”), a discretionary money manager for the RIC U.S. Strategic Equity Fund and the RIC U.S.
Dynamic Equity Fund (individually, an “Affected Fund” and collectively, the “Affected Funds”), unexpectedly had notified RIM on
January 2, 2019 that Suffolk would cease operations on January 31, 2019, thereby effectively terminating its discretionary portfolio management agreement with the Affected Funds (the “Suffolk Agreement”) on that date.

On an informational conference call on January 29, 2019 (the “January 29 Call”), RIM provided the Board with an update on Suffolk’s plan to cease operations and reported that RIM would recommend that the Board approve a new non-discretionary portfolio management agreement (the “New Agreement”) for the Affected Funds with Jackson Square Partners LLC (“Jackson Square”) at a special Board meeting scheduled to be held in person on February 11, 2019 (the “Special Meeting”). RIM reported that effective January 31,
2019, upon the termination of the Suffolk Agreements, RIM would take control of the portions of each Affected Fund’s assets that had been allocated to Suffolk (in each case, a “Suffolk Sleeve”), and, while retaining the portfolio investments in the Suffolk Sleeve pending Board consideration of the New Agreement at the Special Meeting, RIM in the interim would monitor and manage total risk and liquidity in each Affected Fund, while seeking to capitalize on opportunities embedded in each Affected Fund’s Suffolk Sleeve as it deemed appropriate. Due to unforeseen adverse weather conditions which affected travel to the meeting location, the Special
Meeting, which had been scheduled to be an in-person meeting, instead was held by conference telephone call pursuant to which all persons participating in the meeting could hear each other simultaneously. At the Special Meeting, the Board, reflecting the change in the Special Meeting from an in-person meeting to a conference call meeting, received a proposal from RIM to enter into an interim non-discretionary portfolio management agreement with Jackson Square for the Affected Funds (the “Interim Agreement”). RIM
advised the Board that Suffolk’s momentum investment strategy had a shorter-term horizon with a higher relative turnover and a more

938 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

concentrated portfolio, and that, without implementation of the Interim Agreement, the assets in the Suffolk Sleeve would be at risk of issuer and/or market developments during the period from the Special Meeting to the Board’s consideration of the New Agreement at the next quarterly in-person Board meeting (the “Interim Period”). To provide suitable portfolio management services with respect to the Suffolk Sleeve assets and continuity in the Affected Funds’ overall investment programs during the Interim Period, RIM expressed its belief that implementation of the Interim Agreement would be in the best interests of each Affected Fund and its shareholders.
RIM advised the Board that at the next quarterly Board meeting, scheduled to be held in person on February 26, 2019 (the “Quarterly
Board Meeting”), RIM would submit the Interim Agreement for the Board’s ratification and approval, and submit the New Agreement, to replace the Interim Agreement, for the Board’s consideration.

Of the Affected Funds’ assets allocated to money managers or a separate RIM direct management account (i.e. not including assets in the liquidity reserve account managed directly by RIM, which may constitute 5% or more of assets at any given time), at the time of the
Special Meeting, the target allocation of assets (1) to the Suffolk Sleeves was 17% for the RIC U.S. Strategic Equity Fund and 29% for
the RIC U.S. Dynamic Equity Fund and (2) to a separate RIM direct management account was 30% for the RIC U.S. Strategic Equity
Fund and 25% for the RIC U.S. Dynamic Equity Fund

RIM’s proposal to implement the Interim Agreement during the Interim Period and to submit the New Agreement for consideration by the Board at the in-person Quarterly Board Meeting reflected the conditions of Rule 15a-4 for temporary relief from the in-person meeting requirements applicable to Board approval of portfolio management agreements under Section 15. RIM advised the Board, among other things, that its proposal did not satisfy all conditions for reliance on Rule 15a-4 but was substantially consistent with such conditions to the extent practicable under the circumstances, served the purposes underlying Rule 15a-4 and did not raise concerns addressed by Section 15, and was in the best interests of the Affected Funds and their shareholders. In this regard, RIM stated:

a. the compensation payable to Jackson Square under the Interim Agreement would be no greater than the compensation Suffolk would have received under the Suffolk Agreement;

b. the Interim Agreement would remain in effect for no longer than 150 days following the date the Suffolk Agreement was terminated;
and

c. the Board, including a majority of the Independent Trustees, was being asked to approve the Interim Agreement within 10 business days after the termination of the Suffolk Agreement at the Special Meeting in which Trustees were participating by conference call that allowed all Trustees participating to hear each other simultaneously during the Special Meeting.

The Trustees approved the Interim Agreement based substantially on RIM’s recommendation and advice that the Interim Agreement was needed to provide suitable portfolio management services with respect to the assets in the Affected Funds’ Suffolk Sleeves and continuity in the Affected Funds’ overall investment programs during the Interim Period. The Board considered RIM’s advice that, due to the nature of Suffolk’s strategy and portfolio, continuing retention of the investments in the Suffolk Sleeve for the Interim Period could result in significant disruption to the Affected Funds’ respective investment programs, especially in the event of issuer and/or market developments, and, potentially, serious consequences to Affected Funds and their shareholders.

In addition to the reasons advanced by RIM to implement the Interim Agreement, the Trustees’ evaluation of the Interim Agreement for each Affected Fund also reflected information as to Jackson Square’s role in the management of the Affected Funds’ investment portfolio (including the amount of Fund assets to be managed pursuant to Jackson Square’s strategy) and RIM’s evaluation of the anticipated quality of the non-discretionary investment advisory services to be provided by Jackson Square; confirmation by RIM that there were no significant business relationships between Jackson Square and RIM or Russell Investments Financial Services, LLC,
the Affected Funds’ underwriter; the CCO’s evaluation of Jackson Square’s compliance program, policies and procedures in relation to Jackson Square’s role in the management of the Affected Funds’ investment portfolio, and certification by the CCO that they were consistent with applicable regulatory standards; RIM’s explanation as to the lack of relevance of Jackson Square’s profitability to the evaluation of portfolio management contracts with money managers because the willingness of money managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by Jackson Square to other clients; RIM’s belief that the proposed Jackson Square fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the decrease in aggregate money manager fees to be paid by RIM from its advisory fee as a result of the engagement of Jackson Square pending the Board’s consideration of the New Agreement; and the expected costs of transitioning
Fund assets to Jackson Square’s strategy. RIM confirmed that no money manager fees under the Interim Agreement would be payable to Jackson Square during the Interim Period.

Basis for Approval of Investment Advisory Contracts 939

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

At the in person Quarterly Board Meeting, the Board received proposals from RIM to (i) ratify and approve the Interim Agreement, and
(ii) approve the New Agreement to replace the Interim Agreement. RIM noted that, with the exception of the term of the agreements and certain non-material changes of a clarifying nature to be made, the terms and conditions of the New Agreement were the same in all material respects to the Interim Agreement. The Trustees ratified and approved the Interim Agreement and approved the terms of the New Agreement, including the proposed fee rate thereunder, based upon RIM’s recommendation. The Trustees’ approval of the
New Agreement reflected the Board’s familiarity with the Affected Funds and information received and discussed at the January 9
Meeting, the January 29 Call and the Special Meeting, and findings made at the Special Meeting, in connection with their evaluation and approval of the Interim Agreement. The Trustees’ approval also reflected their findings at prior meetings, including their May
21, 2018 meeting in connection with their evaluation and approval of the Affected Funds’ existing investment advisory agreement with RIM and then current money managers for the Affected Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Affected Funds in the case of existing money managers and the reasonableness of the aggregate investment advisory fees paid by the Affected Funds, as well as the fact that the aggregate investment advisory fees paid by the Affected Funds would not increase or decrease as a result of the implementation of the Interim or New
Agreements because Jackson Square’s investment advisory fees are paid by RIM.

Quarterly Approval of Money Manager Contracts

The Board received the following additional proposals from RIM: (i) at a meeting held on December 4, 2018, to effect Money Manager changes for the Multi-Asset Growth Strategy Fund and (ii) at a meeting held on February 26, 2019, to approve new portfolio management contracts for certain existing Money Managers of the U.S. Small Cap Equity Fund and at that same meeting to approve a new portfolio management contract for the Global Infrastructure Fund and Multi-Asset Growth Strategy Fund resulting from a change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy)
and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC,
the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the
Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered;
the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their May 21, 2018 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

940 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Shareholder Requests for Additional Information — April 30, 2019 (Unaudited)

Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 941

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers — April 30, 2019
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell
Investments Fund Complex consists of Russell Investment Company (“RIC”), which has 35 funds and Russell Investment Funds
(“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested
Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee
Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes:
Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/
trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Mr. Zeschin has had business, financial and investment experience as founder and partner of an independent investment counsel and wealth management firm serving individuals and family entities with substantial assets, and as a member of the board of another investment company. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	44	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	44	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

942 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	44	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Until September 2018, Regent,		utilities)
			University of Washington		• Until May
			• President, Kristianne Gates Blake,		2017,
			P. S. (accounting services)		Director,
			• Until June 2014, Director, Ecova		Avista Corp
			(total energy and sustainability		(electric
			management)		utilities)
• Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 943

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	44	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	44	Until October
Born December 3, 1951		successor is			2015, Trustee,
1301 Second Avenue		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	44	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	44	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

944 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jonathan F. Zeschin,	Trustee since 2019	Appointed until	• Founder and Partner Essential	44	• Independent
Born September 4, 1953		successor is	Investment Partners, LLC (investment		Trustee (since
1301 Second Avenue,		duly elected and	company)		2007) and
18th Floor, Seattle, WA		qualified			Board Chair
98101					(since 2014),
Matthews Asia
Funds

* Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	44	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One, LLC
18th Floor, Seattle, WA
98101

Disclosure of Information about Fund Trustees and Officers 945

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Investment Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA			• President, RIM
98101

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

946 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2019 (Unaudited)

Interested Trustee	U. S. Dynamic Equity Fund
Mark Spina	Jackson Square Partners, LLC, San Francisco, CA
Independent Trustees	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Thaddas L. Alston	Pzena Investment Management, LLC, New York, NY
Kristianne Blake	U. S. Strategic Equity Fund
Cheryl Burgermeister	Brandywine Global Investment Management, LLC,
Katherine W. Krysty	Philadelphia, PA
Raymond P. Tennison, Jr.	HS Management Partners, LLC, New York, NY
Jack R. Thompson	Jackson Square Partners, LLC, San Francisco, CA
Jonathan F. Zeschin	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Trustee Emeritus	U. S. Mid Cap Equity Fund
George F. Russell, Jr.	Ceredex Value Advisors LLC, Orlando, FL
Officers	Elk Creek Partners, LLC, Denver, CO
Mark Spina, President and Chief Executive Officer	Jacobs Levy Equity Management Inc. , Florham Park, NJ
Mark E. Swanson, Treasurer, Chief Accounting Officer &	U. S. Small Cap Equity Fund
Chief Financial Officer	Ancora Advisors LLC, Cleveland, OH
Cheryl Wichers, Chief Compliance Officer	Boston Partners Global Investors, Inc. , New York, NY
Peter Gunning, Chief Investment Officer	Copeland Capital Management, LLC, Conshohocken, PA
Mary Beth R. Albaneze, Secretary	DePrince, Race & Zollo, Inc. , Winter Park, FL
Adviser	Falcon Point Capital, LLC, San Francisco, CA
Russell Investment Management, LLC	Jacobs Levy Equity Management Inc. , Florham Park, NJ
1301 Second Avenue	Penn Capital Management Company, Inc. , Philadelphia, PA
Seattle, WA 98101	Timpani Capital Management LLC, Milwaukee, WI
Administrator and Transfer and Dividend Disbursing	International Developed Markets Fund
GQG Partners, LLC, Fort Lauderdale, FL
Agent	Janus Capital Management LLC, Denver, CO and Perkins
Russell Investments Fund Services, LLC	Investment Management, LLC, Chicago, IL
1301 Second Avenue	Pzena Investment Management, LLC, New York, NY
Seattle, WA 98101	Wellington Management Company LLP, Boston, MA
Custodian	Global Equity Fund
State Street Bank and Trust Company	GQG Partners, LLC, Fort Lauderdale, FL
1 Heritage Drive	Polaris Capital Management, LLC, Boston, MA
North Quincy, MA 021171	Sanders Capital, LLC, New York, NY
Office of Shareholder Inquiries	Wellington Management Company LLP, Boston, MA
1301 Second Avenue	Emerging Markets Fund
Seattle, WA 98101	AllianceBernstein L. P. , New York, NY
(800) 787-7354	Axiom International Investors, LLC, Greenwich, CT
Legal Counsel	Consillium Investment Management, LLC, Fort Lauderdale,
Dechert LLP	FL
One International Place, 40th Floor	Numeric Investors LLC, Boston, MA
100 Oliver Street	Oaktree Capital Management, L. P. , Los Angeles, CA
Boston, MA 02110	Westwood Management Corporation, Dallas, TX
Distributor	Tax-Managed U. S. Large Cap Fund
Russell Investments Financial Services, LLC	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
1301 Second Avenue	J. P. Morgan Investment Management Inc. , New York, NY
Seattle, WA 98101	MarVista Investment Partners LLC, Los Angeles, CA
Independent Registered Public Accounting Firm	Pzena Investment Management, LLC, New York, NY
PricewaterhouseCoopers LLP	Sustainable Growth Advisers, LP, Stamford, CT
1420 5th Avenue, Suite 2800	Tax-Managed U. S. Mid & Small Cap Fund
Seattle, WA 98101	Ancora Advisors, Cleveland, OH
Money Managers	Chartwell Investment Partners, Berwyn, PA
Equity Income Fund	Copeland Capital Management, LLC, Conshohocken, PA
Falcon Point Capital, LLC, San Francisco, CA
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Snow Capital Management, L. P. , Sewickley, PA
Brandywine Global Investment Management, LLC,	Summit Creek Advisors LLC, Minneapolis, MN
Philadelphia, PA	Tax-Managed International Equity Fund
Sustainable Equity Fund	AllianceBernstein L. P. , New York, NY
Coho Partners, Ltd. , Berwyn, PA	GQG Partners, LLC, Fort Lauderdale, FL
Jacobs Levy Equity Management, Inc. , Florham Park, NJ	Janus Capital Management LLC, Denver, CO and Perkins
Mar Vista Investment Partners, Los Angeles, CA	Investment Management, LLC, Chicago, IL
Pzena Investment Management, LLC, New York, NY

Adviser, Money Managers and Service Providers 947

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2019 (Unaudited)

RWC Asset Advisors (US) LLC, Miami, FL	Cohen & Steers UK Limited, London, United Kingdom and
Opportunistic Credit Fund	Cohen & Steers Asia Limited, Hong Kong, China
Barings LLC, Boston, MA, Barings Global Advisers Limited,	Morgan Stanley Investment Management Inc. , New York, NY,
London, United Kingdom	Morgan Stanley Investment Management Limited, New
DDJ Capital Management LLC, Waltham, MA	York. NY, and Morgan Stanley Investment Management
DuPont Capital Management Corporation, Wilmington, DE	Company, New York, NY
Voya Investment Management Company, LLC, Atlanta, GA	RREEF America L. L. C. , Chicago, IL, Deutsche Alternatives
Asset Management (Global) Limited operating under the
Unconstrained Total Return Fund	brand name Deutsch Asset Management London, United
H2O Asset Management LLP, London, United Kingdom	Kingdom
Post Advisory Group, LLC, Santa Monica, CA
Putnam Investment Management, LLC, Boston, MA	Multi-Strategy Income Fund
THL Credit Advisors, LLC, Boston, MA	Boston Partners Global Investors, Inc. , New York, NY
Cohen & Steers Capital Management, Inc. , New York, NY,
Strategic Bond Fund	Cohen & Steers UK Limited, London, United Kingdom and
Colchester Global Investors Limited, London, United	Cohen & Steers Asia Limited, Hong Kong, China
Kingdom	DDJ Capital Management LLC, Waltham, MA
Logan Circle Partners, L. P. , Philadelphia, PA	GLG LLC, New York, NY
Schroder Investment Management North America Inc. , New	Janus Capital Management LLC, Denver, CO and Perkins
York, NY	Investment Management, LLC, Chicago, IL
Scout Investments, Inc, Kansas City, MO	Kopernik Global Investors, LLC, Tampa, FL
Western Asset Management Company, Pasadena, CA and	Oaktree Capital Management, L. P. , Los Angeles, CA
Western Asset Management Company Limited, London,	OFI Global Institutional, Inc. , New York, NY
United Kingdom	Putnam Investment Management, LLC, Boston, MA
Investment Grade Bond Fund	Sompo Japan Nipponkoa Asset Management Company
Logan Circle Partners, L. P. , Philadelphia, PA	Limited, Tokyo, Japan
Schroder Investment Management North America Inc. , New	THL Credit Advisors, LLC, Boston, MA
York, NY	T. Rowe Price Associates, Inc. , Baltimore, MD
Short Duration Bond Fund	Multi-Asset Growth Strategy Fund
Logan Circle Partners, L. P. , Philadelphia, PA	AllianceBernstein L. P. , New York, NY
Scout Investments, Inc, Kansas City, MO	Atlantic Investment Management, Inc. , New York, NY
THL Credit Advisors, LLC, Boston, MA	Boston Partners Global Investors, Inc. , New York, NY
Tax-Exempt High Yield Bond Fund	Cohen & Steers Capital Management, Inc. , New York, NY,
Goldman Sachs Asset Management, New York, NY	Cohen & Steers UK Limited, London, United Kingdom and
MacKay Shields LLC, New York, NY	Cohen & Steers Asia Limited, Hong Kong, China
Tax-Exempt Bond Fund	Colonial First State Asset Management (Australia) Limited,
Sydney, Australia
Goldman Sachs Asset Management, New York, NY	GLG LLC, New York, NY
MacKay Shields LLC, New York, NY	Hermes Investment Management Limited, London, UK
Commodity Strategies Fund	Kopernik Global Investors, LLC, Tampa, FL
Mellon Capital Management Corp. , San Francisco, CA	Levin Capital Strategies, New York, NY
Pacific Investment Management Company LLC, Newport	Oaktree Capital Management, L. P. , Los Angeles, CA
Beach, CA	OFI Global Institutional, Inc. , New York, NY
Global Infrastructure Fund	Putnam Investment Management, LLC, Boston, MA
Cohen & Steers Capital Management, Inc. , New York, NY,	RiverPark Advisors, LLC, New York, NY
Cohen & Steers UK Limited, London, United Kingdom and	Sompo Japan Nipponkoa Asset Management Company
Cohen & Steers Asia Limited, Hong Kong, China	Limited, Tokyo, Japan
Colonial First State Asset Management (Australia) Limited,	THL Credit Advisors LLC, Boston, MA
Sydney, Australia	T. Rowe Price Associates, Inc. , Baltimore, MD
Maple-Brown Abbott Limited, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL	Note: Multifactor U. S. Equity, Multifactor International Equity and Strategic
Global Real Estate Securities Fund	Call Overwriting Funds are directly managed by RIM.
Cohen & Steers Capital Management, Inc. , New York, NY,

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

948 Adviser, Money Managers and Service Providers

Russell Investment Company

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

2019 SEMI-ANNUAL REPORT

LifePoints® Funds

April 30, 2019

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.

You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.

Russell Investment
Company

Russell Investment Company is a
series investment company with
35 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2019 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2019. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,043.80	$1,022.32
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.53	$2.51

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,039.60	$1,018.60
	Expenses Paid During Period*	$6.32	$6.26
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance		Actual	return before
or expenses you paid for the period. You may use this info to	Class E	Performance	expenses)
compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,043.30	$1,022.12
of other funds.	Expenses Paid During Period*	$2.74	$2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,045.20	$1,023.95
Expenses Paid During Period*	$0.86	$0.85

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,044.20	$1,022.71
Expenses Paid During Period*	$2.13	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,042.60	$1,021.47
Expenses Paid During Period*	$3.39	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,045.50	$1,023.36
Expenses Paid During Period*	$1.47	$1.45

* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.8%
Alternative - 5.5%
Commodity Strategies Fund Class Y		1,184,393		6,301
Global Infrastructure Fund Class Y		305,300		3,352
Global Real Estate Securities Fund Class Y		58,719		2,025
				11,678

Domestic Equities - 3.3%
Multifactor U. S. Equity Fund Class Y		322,154		4,143
Sustainable Equity Fund Class Y		3,480		182
U. S. Dynamic Equity Fund Class Y		363,486		2,581
				6,906

Fixed Income - 57.4%
Investment Grade Bond Fund Class Y		844,231		17,915
Opportunistic Credit Fund Class Y		221,614		2,103
Short Duration Bond Fund Class Y		2,481,008		47,587
Strategic Bond Fund Class Y		3,440,603		36,711
Unconstrained Total Return Fund Class Y		1,696,292		16,878
				121,194

International Equities - 3.8%
Emerging Markets Fund Class Y		211,677		3,990
Multifactor International Equity Fund Class Y		423,111		4,037
				8,027

Multi-Asset - 25.8%
Multi-Strategy Income Fund Class Y		5,467,054		54,452

Total Investments in Affiliated Funds
(cost $193,831)				202,257

Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (93,498)	USD	5,940	(ÿ)	2
Total Options Purchased
(cost $107)				2

Short-Term Investments - 0.2%
U. S. Cash Management Fund(@)		526,283	(8)	526
Total Short-Term Investments
(cost $526)				526

Total Investments 96.0%
(identified cost $194,464)				202,785

Other Assets and Liabilities, Net - 4.0%				8,354
Net Assets - 100.0%				211,139

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			1	EUR	114	05/19	2
CAC40 Euro Index Futures			13	EUR	721	05/19	14
DAX Index Futures			1	EUR	309	06/19	21
Dow Jones U. S. Real Estate Index Futures			33	USD	1,131	06/19	25
Euro STOXX 50 Index Futures			12	EUR	414	06/19	32
FTSE 100 Index Futures			3	GBP	221	06/19	14
FTSE/MIB Index Futures			1	EUR	107	06/19	8
IBEX 35 Index Futures			2	EUR	191	05/19	2
MSCI EAFE Index Futures			4	USD	383	06/19	10
OMXS30 Index Futures			9	SEK	1,502	05/19	4
Russell 1000 E-Mini Index Futures			7	USD	572	06/19	30
S&P 500 E-Mini Index Futures			20	USD	2,948	06/19	165
S&P Mid 400 E-Mini Index Futures			3	USD	592	06/19	28
Short Positions
Hang Seng Index Futures			1	HKD	1,473	05/19	—
MSCI Emerging Markets Index Futures			1	USD	54	06/19	(2)
MSCI Singapore Index Futures			2	SGD	76	05/19	—
NASDAQ 100 E-Mini Index Futures			12	USD	1,872	06/19	(163)
Russell 2000 E-Mini Index Futures			10	USD	797	06/19	(26)
SPI 200 Index Futures			3	AUD	473	06/19	(7)
TOPIX Index Futures			10	JPY	161,500	06/19	(10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							147

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	AUD	350		USD	247	06/19/19	1
Bank of Montreal	CAD	298		USD	224	06/19/19	1
Bank of Montreal	CHF	199		USD	200	06/19/19	3
Bank of Montreal	EUR	1,011		USD	1,152	06/19/19	14
Bank of Montreal	GBP	494		USD	653	06/19/19	8
Bank of Montreal	HKD	1,087		USD	139	06/19/19	—
Bank of Montreal	JPY	112,513		USD	1,018	06/19/19	4
Bank of Montreal	SEK	1,013		USD	109	06/19/19	2
Bank of Montreal	SGD	43		USD	32	06/19/19	—
Citigroup	USD	585		AUD	815	05/23/19	(10)
Citigroup	AUD	350		USD	247	06/19/19	1
Citigroup	CAD	298		USD	224	06/19/19	1
Citigroup	CHF	199		USD	200	06/19/19	3
Citigroup	EUR	1,011		USD	1,152	06/19/19	14
Citigroup	GBP	494		USD	654	06/19/19	8
Citigroup	HKD	1,087		USD	139	06/19/19	—
Citigroup	JPY	112,513		USD	1,018	06/19/19	4
Citigroup	NOK	3,006		USD	355	05/23/19	6
Citigroup	SEK	1,013		USD	109	06/19/19	2
Citigroup	SGD	43		USD	32	06/19/19	—

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold		Bought		Settlement Date		$
Royal Bank of Canada			USD	585	NZD	864	05/23/19		(7)
Royal Bank of Canada			AUD	350	USD	247	06/19/19		—
Royal Bank of Canada			CAD	298	USD	224	06/19/19		1
Royal Bank of Canada			CHF	199	USD	200	06/19/19		3
Royal Bank of Canada			EUR	1,011	USD	1,152	06/19/19		14
Royal Bank of Canada			GBP	494	USD	653	06/19/19		7
Royal Bank of Canada			HKD	1,087	USD	139	06/19/19		—
Royal Bank of Canada			JPY	80,275	USD	719	05/23/19		(3)
Royal Bank of Canada			JPY	112,513	USD	1,018	06/19/19		4
Royal Bank of Canada			SEK	1,013	USD	109	06/19/19		2
Royal Bank of Canada			SGD	43	USD	32	06/19/19		—
State Street			USD	629	GBP	481	05/23/19		(1)
State Street			CHF	937	USD	934	05/23/19		13
State Street			CNY	13,090	USD	1,950	06/19/19		6
State Street			KRW	1,132,010	USD	1,004	06/19/19		29
State Street			TWD	30,050	USD	976	06/19/19		3
Westpac			USD	354	SEK	3,269	05/23/19		(9)
Westpac			EUR	1,306	USD	1,480	05/23/19		12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									136

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination (Received) (Depreciation) Fair Value
Reference Entity	Counterparty	Protection	Notional Amount Fixed Rate			Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,000	(1.000%)(2)	06/20/24	135	27	162
CDX NA High Yield Index	Bank of America	Sell	USD	5,000	5.000%(2)	06/20/24	303	108	411
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	5,000	(1.000%)(2)	06/20/24	(80)	(27)	(107)
Total Open Credit Indices Contracts (å)							358	108	466

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Investments in Affiliated Funds		$202,257	$—		$—	$—	$202,257		95.8
Options Purchased		2	—		—	—	2		—*
Short-Term Investments		—	—		—	526	526		0.2
Total Investments		202,259	—		—	526	202,785		96.0
Other Assets and Liabilities, Net									4.0
									100.0

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	355	—	—	—	355	0.2
Foreign Currency Exchange Contracts	—	166	—	—	166	0.1
Credit Default Swap Contracts	—	573	—	—	573	0.3
'
Liabilities
Futures Contracts	(208)	—	—	—	(208)	(0.1)
Foreign Currency Exchange Contracts	—	(30)	—	—	(30)	(—)*
Credit Default Swap Contracts	—	(107)	—	—	(107)	(0.1)
Total Other Financial Instruments**	$147	$602	$—	$—	$749

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$2	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	166
Variation margin on futures contracts**	355	—	—
Credit default swap contracts, at fair value	—	573	—
Total	$357	$573	$166

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$208	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	30
Credit default swap contracts, at fair value	—	107	—
Total	$208	$107	$30
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$90	$—	$—
Futures contracts	719	—	—
Options written	(555)	—	—
Credit default swap contracts	—	15	—
Foreign currency exchange contracts	—	—	193
Total	$254	$15	$193

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(105)	$—	$—
Futures contracts	37	—	—
Credit default swap contracts	—	126	—
Foreign currency exchange contracts	—	—	(188)
Total	$(68)	$126	$(188)

* Fair Value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$2	$ — $	2
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	166	—	166
Credit Default Swap Contracts	Credit default swap contracts, at fair value	573	—	573
Total Financial and Derivative Assets		741	—	741
Financial and Derivative Assets not subject to a netting agreement		(410)	—	(410)
Total Financial and Derivative Assets subject to a netting agreement		$331	$ — $	331

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^ Net Amount
Bank of America	$164	$—	$	— $	164
Bank of Montreal	33	—		—	33
Citigroup	39	6		—	33
Royal Bank of Canada	32	—		—	32
State Street	51	1		—	50
Westpac	12	9		—	3
Total	$331	$16	$	— $	315

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$30	$ — $	30
Credit Default Swap Contracts	Credit default swap contracts, at fair value	107	—	107
Total Financial and Derivative Liabilities		137	—	137
Financial and Derivative Liabilities not subject to a netting agreement		(107)	—	(107)
Total Financial and Derivative Liabilities subject to a netting agreement		$30	$ — $	30

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Citigroup	10	$6	$	— $	4
Royal Bank of Canada	10	—		—	10
State Street	1	1		—	—
Westpac	9	9		—	—
Total	$30	$16	$	— $	14

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$194,464
Investments, at fair value(>)	202,785
Cash	7,526
Unrealized appreciation on foreign currency exchange contracts	166
Receivables:
Dividends from affiliated funds	1
Investments sold	110
Fund shares sold	439
From broker(a)	45,836
Variation margin on futures contracts	466
Prepaid expenses	1
Credit default swap contracts, at fair value(+)	573
Total assets	257,903

Liabilities
Payables:
Due to broker (b)	46,022
Fund shares redeemed	444
Accrued fees to affiliates	128
Other accrued expenses	33
Unrealized depreciation on foreign currency exchange contracts	30
Credit default swap contracts, at fair value(+)	107
Total liabilities	46,764

Net Assets	$211,139

See accompanying notes which are an integral part of the financial statements.

12 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$7,610
Shares of beneficial interest	220
Additional paid-in capital	203,309
Net Assets	$211,139

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.64
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.23
Class A — Net assets	$56,854,494
Class A — Shares outstanding ($. 01 par value)	5,897,042
Net asset value per share: Class C(#)	$9.50
Class C — Net assets	$95,787,335
Class C — Shares outstanding ($. 01 par value)	10,078,125
Net asset value per share: Class E(#)	$9.69
Class E — Net assets	$7,033,965
Class E — Shares outstanding ($. 01 par value)	725,787
Net asset value per share: Class R1(#)	$9.72
Class R1 — Net assets	$5,873,494
Class R1 — Shares outstanding ($. 01 par value)	604,233
Net asset value per share: Class R4(#)	$9.66
Class R4 — Net assets	$12,534,605
Class R4 — Shares outstanding ($. 01 par value)	1,297,910
Net asset value per share: Class R5(#)	$9.74
Class R5 — Net assets	$7,292,742
Class R5 — Shares outstanding ($. 01 par value)	748,390
Net asset value per share: Class S(#)	$9.73
Class S — Net assets	$25,762,704
Class S — Shares outstanding ($. 01 par value)	2,647,834
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$358
(>) Investments in affiliated funds	$202,783

(a) Receivable from Broker for Futures	$45,836
(b) Due to Broker for Swaps	$46,022
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 13

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$3,625

Expenses
Advisory fees	213
Administrative fees	45
Custodian fees	38
Distribution fees - Class A	71
Distribution fees - Class C	363
Distribution fees - Class R5	9
Transfer agent fees - Class A	55
Transfer agent fees - Class C	93
Transfer agent fees - Class E	7
Transfer agent fees - Class R1	6
Transfer agent fees - Class R4	12
Transfer agent fees - Class R5	7
Transfer agent fees - Class S	25
Professional fees	21
Registration fees	51
Shareholder servicing fees - Class C	121
Shareholder servicing fees - Class E	9
Shareholder servicing fees - Class R4	16
Shareholder servicing fees - Class R5	9
Trustees’ fees	4
Printing fees	15
Miscellaneous	10
Expenses before reductions	1,200
Expense reductions	(337)
Net expenses	863
Net investment income (loss)	2,762

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	90
Investments in affiliated funds	(270)
Futures contracts	719
Options written	(555)
Foreign currency exchange contracts	193
Credit default swap contracts	15
Capital gain distributions from affiliated funds	978
Net realized gain (loss)	1,170
Net change in unrealized appreciation (depreciation) on:
Investments	(105)
Investments in affiliated funds	4,951
Futures contracts	37
Foreign currency exchange contracts	(188)
Credit default swap contracts	126
Foreign currency-related transactions	(11)
Net change in unrealized appreciation (depreciation)	4,810
Net realized and unrealized gain (loss)	5,980
Net Increase (Decrease) in Net Assets from Operations	$8,742

See accompanying notes which are an integral part of the financial statements.

14 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,762	$5,804
Net realized gain (loss)	1,170	1,835
Net change in unrealized appreciation (depreciation)	4,810	(12,821)
Net increase (decrease) in net assets from operations	8,742	(5,182)

Distributions
To shareholders
Class A	(1,171)	(2,600)
Class C	(1,792)	(3,807)
Class E	(145)	(370)
Class R1	(140)	(336)
Class R4	(265)	(504)
Class R5	(156)	(342)
Class S	(563)	(1,295)
Net decrease in net assets from distributions	(4,232)	(9,254)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(18,787)	(50,018)
Total Net Increase (Decrease) in Net Assets	(14,277)	(64,454)

Net Assets
Beginning of period	225,416	289,870
End of period	$211,139	$225,416

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 15

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:
	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	278	$2,619	611	$5,965
Proceeds from reinvestment of distributions	126	1,155	266	2,569
Payments for shares redeemed	(763)	(7,178)	(2,316)	(22,476)
Net increase (decrease)	(359)	(3,404)	(1,439)	(13,942)
Class C
Proceeds from shares sold	423	3,960	1,297	12,492
Proceeds from reinvestment of distributions	198	1,786	396	3,795
Payments for shares redeemed	(1,539)	(14,315)	(4,109)	(39,447)
Net increase (decrease)	(918)	(8,569)	(2,416)	(23,160)
Class E
Proceeds from shares sold	12	110	59	576
Proceeds from reinvestment of distributions	16	146	38	370
Payments for shares redeemed	(124)	(1,163)	(385)	(3,740)
Net increase (decrease)	(96)	(907)	(288)	(2,794)
Class R1
Proceeds from shares sold	50	470	377	3,685
Proceeds from reinvestment of distributions	15	140	35	337
Payments for shares redeemed	(167)	(1,584)	(635)	(6,206)
Net increase (decrease)	(102)	(974)	(223)	(2,184)
Class R4
Proceeds from shares sold	137	1,296	285	2,758
Proceeds from reinvestment of distributions	29	265	52	504
Payments for shares redeemed	(206)	(1,940)	(374)	(3,620)
Net increase (decrease)	(40)	(379)	(37)	(358)
Class R5
Proceeds from shares sold	80	759	207	2,029
Proceeds from reinvestment of distributions	17	157	35	342
Payments for shares redeemed	(158)	(1,496)	(489)	(4,789)
Net increase (decrease)	(61)	(580)	(247)	(2,418)
Class S
Proceeds from shares sold	321	3,059	974	9,548
Proceeds from reinvestment of distributions	60	547	129	1,259
Payments for shares redeemed	(800)	(7,580)	(1,632)	(15,969)
Net increase (decrease)	(419)	(3,974)	(529)	(5,162)
Total increase (decrease)	(1,995)	$(18,787)	(5,179)	$(50,018)

See accompanying notes which are an integral part of the financial statements.

16 Conservative Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	9.43	. 14	. 26	. 40	(. 13)	(. 06)
October 31, 2018	9.97	. 24	(. 42)	(. 18)	(. 24)	(. 12)
October 31, 2017	9.92	. 23	. 24	. 47	(. 22)	(. 20)
October 31, 2016	10.65	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.16	. 27	(. 26)	. 01	(. 27)	(. 25)
October 31, 2014	11.09	. 14	. 28	. 42	(. 13)	(. 22)

Class C
April 30, 2019*	9.31	. 10	. 26	. 36	(. 11)	(. 06)
October 31, 2018	9.86	. 17	(. 42)	(. 25)	(. 18)	(. 12)
October 31, 2017	9.82	. 16	. 23	. 39	(. 15)	(. 20)
October 31, 2016	10.55	. 16	. 13	. 29	(. 17)	(. 85)
October 31, 2015	11.06	. 18	(. 25)	(. 07)	(. 19)	(. 25)
October 31, 2014	10.99	. 05	. 30	. 35	(. 06)	(. 22)

Class E
April 30, 2019*	9.48	. 14	. 26	. 40	(. 13)	(. 06)
October 31, 2018	10.01	. 25	(. 42)	(. 17)	(. 24)	(. 12)
October 31, 2017	9.97	. 24	. 22	. 46	(. 22)	(. 20)
October 31, 2016	10.70	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.21	. 26	(. 25)	. 01	(. 27)	(. 25)
October 31, 2014	11.13	. 14	. 29	. 43	(. 13)	(. 22)

Class R1
April 30, 2019*	9.51	. 16	. 26	. 42	(. 15)	(. 06)
October 31, 2018	10.04	. 29	(. 43)	(. 14)	(. 27)	(. 12)
October 31, 2017	9.99	. 31	. 20	. 51	(. 26)	(. 20)
October 31, 2016	10.72	. 29	. 12	. 41	(. 29)	(. 85)
October 31, 2015	11.23	. 32	(. 26)	. 06	(. 32)	(. 25)
October 31, 2014	11.15	. 18	. 30	. 48	(. 18)	(. 22)

Class R4(1)
April 30, 2019*	9.45	. 14	. 27	. 41	(. 14)	(. 06)
October 31, 2018	9.98	. 25	(. 41)	(. 16)	(. 25)	(. 12)
October 31, 2017	9.94	. 24	. 23	. 47	(. 23)	(. 20)
October 31, 2016	10.67	. 25	. 13	. 38	(. 26)	(. 85)
October 31, 2015	11.18	. 29	(. 26)	. 03	(. 29)	(. 25)
October 31, 2014	11.10	. 15	. 30	. 45	(. 15)	(. 22)

Class R5(2)
April 30, 2019*	9.53	. 13	. 27	. 40	(. 13)	(. 06)
October 31, 2018	10.07	. 23	(. 42)	(. 19)	(. 23)	(. 12)
October 31, 2017	10.02	. 22	. 24	. 46	(. 21)	(. 20)
October 31, 2016	10.74	. 23	. 13	. 36	(. 23)	(. 85)
October 31, 2015	11.25	. 27	(. 27)	—	(. 26)	(. 25)
October 31, 2014	11.17	. 13	. 29	. 42	(. 12)	(. 22)

Class S
April 30, 2019*	9.51	. 15	. 27	. 42	(. 14)	(. 06)
October 31, 2018	10.05	. 27	(. 43)	(. 16)	(. 26)	(. 12)
October 31, 2017	10.00	. 26	. 24	. 50	(. 25)	(. 20)
October 31, 2016	10.73	. 28	. 11	. 39	(. 27)	(. 85)
October 31, 2015	11.24	. 30	(. 26)	. 04	(. 30)	(. 25)
October 31, 2014	11.16	. 16	. 30	. 46	(. 16)	(. 22)

See accompanying notes which are an integral part of the financial statements.

18 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 19)	9.64	4.38	56,854	. 81	. 50	1.44	3
(. 36)	9.43	(1.85)	58,991	. 78	. 54	2.50	7
(. 42)	9.97	4.97	76,690	. 78	. 55	2.35	19
(1.10)	9.92	3.97	88,921	. 76	. 54	2.47	18
(. 52)	10.65	. 11	106,603	. 75	. 55	2.54	39
(. 35)	11.16	3.92	124,288	. 75	. 56	1.22	26

(. 17)	9.50	3.96	95,787	1.56	1.25	1.06	3
(. 30)	9.31	(2.55)	102,386	1.53	1.29	1.74	7
(. 35)	9.86	4.12	132,249	1.53	1.30	1.62	19
(1.02)	9.82	3.22	161,404	1.51	1.29	1.67	18
(. 44)	10.55	(. 64)	188,011	1.50	1.30	1.71	39
(. 28)	11.06	3.21	210,015	1.50	1.31	. 47	26

(. 19)	9.69	4.33	7,034	. 81	. 54	1.43	3
(. 36)	9.48	(1.76)	7,788	. 78	. 55	2.55	7
(. 42)	10.01	4.83	11,112	. 78	. 55	2.44	19
(1.10)	9.97	3.95	14,227	. 76	. 54	2.43	18
(. 52)	10.70	. 12	17,017	. 75	. 55	2.43	39
(. 35)	11.21	3.99	20,901	. 75	. 56	1.22	26

(. 21)	9.72	4.52	5,873	. 57	. 17	1.63	3
(. 39)	9.51	(1.45)	6,718	. 53	. 17	2.98	7
(. 46)	10.04	5.34	9,331	. 53	. 17	3.18	19
(1.14)	9.99	4.35	19,546	. 51	. 16	2.88	18
(. 57)	10.72	. 50	28,784	. 50	. 17	2.96	39
(. 40)	11.23	4.40	38,079	. 50	. 17	1.63	26

(. 20)	9.66	4.42	12,535	. 82	. 42	1.48	3
(. 37)	9.45	(1.65)	12,636	. 78	. 42	2.58	7
(. 43)	9.98	4.99	13,723	. 78	. 42	2.47	19
(1.11)	9.94	4.11	15,964	. 76	. 41	2.56	18
(. 54)	10.67	. 23	16,189	. 75	. 42	2.70	39
(. 37)	11.18	4.14	25,502	. 75	. 42	1.38	26

(. 19)	9.74	4.26	7,293	1.07	. 67	1.39	3
(. 35)	9.53	(1.96)	7,713	1.03	. 67	2.38	7
(. 41)	10.07	4.79	10,634	1.03	. 67	2.22	19
(1.08)	10.02	3.88	14,067	1.01	. 66	2.33	18
(. 51)	10.74	(. 03)	20,285	1.00	. 67	2.45	39
(. 34)	11.25	3.83	27,768	1.00	. 67	1.16	26

(. 20)	9.73	4.55	25,763	. 56	. 29	1.55	3
(. 38)	9.51	(1.66)	29,184	. 53	. 30	2.73	7
(. 45)	10.05	5.19	36,131	. 53	. 30	2.62	19
(1.12)	10.00	4.20	43,375	. 51	. 29	2.77	18
(. 55)	10.73	. 36	57,824	. 50	. 30	2.78	39
(. 38)	11.24	4.25	83,582	. 50	. 31	1.46	26

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 19

Russell Investment Company
Conservative Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees			$1,438
Administration fees			7,384
Distribution fees			72,246
Shareholder servicing fees			25,161
Transfer agent fees			20,970
Trustee fees			1,071
			$128,270
Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions Distributions
Commodity Strategies Fund	$6,722 $	286 $	554 $	(12) $	(141) $	6,301	$87	$—
Global Infrastructure Fund	3,553	276	691	22	192	3,352	67	156
Global Real Estate Securities Fund	2,172	111	432	(9)	183	2,025	30	19
Multifactor U. S. Equity Fund	4,375	493	697	39	(67)	4,143	79	311
Sustainable Equity Fund	195	19	33	—	1	182	3	12
U. S. Dynamic Equity Fund	2,702	702	403	(142)	(278)	2,581	142	480
Investment Grade Bond Fund	19,236	505	2,546	(102)	822	17,915	269	—
Opportunistic Credit Fund	2,261	90	282	(12)	46	2,103	77	—
Short Duration Bond Fund	51,156	1,282	5,473	67	555	47,587	700	—
Strategic Bond Fund	39,387	897	5,297	75	1,649	36,711	454	—
Unconstrained Total Return Fund	18,137	558	1,806	(18)	7	16,878	382	—
Emerging Markets Fund	4,270	278	823	22	243	3,990	186	—
Multifactor International Equity Fund	4,282	233	574	(42)	138	4,037	135	—
Multi-Strategy Income Fund	58,561	1,386	6,938	(158)	1,601	54,452	1,010	—
U. S. Cash Management Fund	163	799	436	—	—	526	4	—
	217,172 $	7,915 $	26,985 $	(270) $	4,951 $ 202,783 $		3,625	$978

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$197,242,031
Unrealized Appreciation	$7,229,903
Unrealized Depreciation	(957,247)
Net Unrealized Appreciation (Depreciation)	$6,272,656

See accompanying notes which are an integral part of the financial statements.

20 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,051.70	$1,022.41
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.44	$2.41

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,048.30	$1,018.70
	Expenses Paid During Period*	$6.25	$6.16
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,051.40	$1,022.02
of other funds.	Expenses Paid During Period*	$2.85	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 21

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,054.20	$1,023.65
Expenses Paid During Period*	$1.17	$1.15

* Expenses are equal to the Fund's annualized expense ratio of 0.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,051.60	$1,022.41
Expenses Paid During Period*	$2.44	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,050.70	$1,021.17
Expenses Paid During Period*	$3.71	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,053.00	$1,023.26
Expenses Paid During Period*	$1.58	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

22 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.5%
Alternative - 5.8%
Commodity Strategies Fund Class Y		1,949,452		10,372
Global Infrastructure Fund Class Y		544,992		5,984
Global Real Estate Securities Fund Class Y		135,037		4,657
				21,013

Domestic Equities - 9.1%
Multifactor U. S. Equity Fund Class Y		435,286		5,598
Sustainable Equity Fund Class Y		3,939		206
U. S. Dynamic Equity Fund Class Y		111,317		790
U. S. Small Cap Equity Fund Class Y		943,910		26,449
				33,043

Fixed Income - 47.0%
Investment Grade Bond Fund Class Y		2,011,335		42,681
Opportunistic Credit Fund Class Y		2,350,479		22,306
Strategic Bond Fund Class Y		7,224,126		77,081
Unconstrained Total Return Fund Class Y		2,889,731		28,753
				170,821

International Equities - 18.6%
Emerging Markets Fund Class Y		1,168,691		22,030
Global Equity Fund Class Y		2,549,410		24,805
Multifactor International Equity Fund Class Y		2,158,239		20,590
				67,425

Multi-Asset - 14.0%
Multi-Strategy Income Fund Class Y		5,100,948		50,805

Total Investments in Affiliated Funds
(cost $319,176)				343,107

Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (171,413)	USD	10,890	(ÿ)	4
Total Options Purchased
(cost $196)				4

Short-Term Investments - 0.2%
U. S. Cash Management Fund(@)		690,974	(8)	691
Total Short-Term Investments
(cost $691)				691

Total Investments 94.7%
(identified cost $320,063)				343,802

Other Assets and Liabilities, Net - 5.3%				19,177
Net Assets - 100.0%				362,979

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			22	EUR	2,500	05/19	55
Australia 10 Year Government Bond Futures			10	AUD	1,383	06/19	18
CAC40 Euro Index Futures			148	EUR	8,209	05/19	161
Canada 10 Year Government Bond Futures			20	CAD	2,764	06/19	(3)
DAX Index Futures			21	EUR	6,484	06/19	478
Dow Jones U. S. Real Estate Index Futures			325	USD	11,135	06/19	250
Euro STOXX 50 Index Futures			136	EUR	4,695	06/19	362
FTSE 100 Index Futures			23	GBP	1,695	06/19	106
FTSE/MIB Index Futures			17	EUR	1,824	06/19	131
Hang Seng Index Futures			2	HKD	2,947	05/19	(1)
IBEX 35 Index Futures			23	EUR	2,199	05/19	29
MSCI EAFE Index Futures			69	USD	6,614	06/19	258
MSCI Emerging Markets Index Futures			150	USD	8,102	06/19	272
MSCI Singapore Index Futures			34	SGD	1,287	05/19	9
OMXS30 Index Futures			102	SEK	17,024	05/19	50
S&P 500 E-Mini Index Futures			67	USD	9,877	06/19	526
S&P/TSX 60 Index Futures			10	CAD	1,987	06/19	59
SPI 200 Index Futures			14	AUD	2,206	06/19	31
United States 10 Year Treasury Note Futures			31	USD	3,834	06/19	38
Short Positions
Euro-Bund Futures			17	EUR	2,810	06/19	(41)
Japan 10 Year Government Bond Futures			2	JPY	305,459	06/19	(1)
NASDAQ 100 E-Mini Index Futures			87	USD	13,572	06/19	(1,185)
Russell 1000 E-Mini Index Futures			5	USD	408	06/19	(22)
Russell 2000 E-Mini Index Futures			281	USD	22,399	06/19	(743)
S&P 500 E-Mini Index Futures			220	USD	32,434	06/19	(1,949)
S&P Financial Select Sector Index Futures			107	USD	9,233	06/19	(617)
S&P Mid 400 E-Mini Index Futures			3	USD	592	06/19	(28)
TOPIX Index Futures			19	JPY	306,851	06/19	(20)
United States 5 Year Treasury Note Futures			121	USD	13,993	06/19	52
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,725)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	USD	202	AUD		286	06/19/19	—
Bank of Montreal	USD	262	EUR		230	06/19/19	(3)
Bank of Montreal	USD	220	MXN		4,315	06/19/19	5
Bank of Montreal	CAD	7		USD	5	06/19/19	—
Bank of Montreal	CHF	553		USD	555	06/19/19	9
Bank of Montreal	GBP	1,081		USD	1,431	06/19/19	19
Bank of Montreal	HKD	4,063		USD	519	06/19/19	—
Bank of Montreal	JPY	33,466		USD	303	06/19/19	1
Bank of Montreal	SEK	1,384		USD	149	06/19/19	3
Bank of Montreal	SGD	120		USD	89	06/19/19	—
Bank of Montreal	ZAR	1,995		USD	138	06/19/19	(1)

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	1,015	AUD	1,414	05/23/19	(17)
Citigroup	NOK	5,216	USD	615	05/23/19	10
Citigroup	RUB	83,270	USD	1,257	06/19/19	(25)
Royal Bank of Canada	USD	202	AUD	286	06/19/19	—
Royal Bank of Canada	USD	262	EUR	230	06/19/19	(3)
Royal Bank of Canada	USD	221	MXN	4,315	06/19/19	5
Royal Bank of Canada	USD	1,014	NZD	1,499	05/23/19	(12)
Royal Bank of Canada	CAD	7	USD	5	06/19/19	—
Royal Bank of Canada	CHF	553	USD	554	06/19/19	9
Royal Bank of Canada	GBP	1,081	USD	1,429	06/19/19	17
Royal Bank of Canada	HKD	4,063	USD	519	06/19/19	—
Royal Bank of Canada	JPY	139,271	USD	1,247	05/23/19	(5)
Royal Bank of Canada	JPY	33,466	USD	303	06/19/19	1
Royal Bank of Canada	SEK	1,384	USD	149	06/19/19	3
Royal Bank of Canada	SGD	120	USD	89	06/19/19	—
Royal Bank of Canada	ZAR	1,995	USD	138	06/19/19	(1)
State Street	USD	1,091	GBP	834	05/23/19	(2)
State Street	CHF	1,626	USD	1,621	05/23/19	21
State Street	CNY	21,610	USD	3,219	06/19/19	10
State Street	INR	27,980	USD	396	06/19/19	(3)
State Street	KRW	6,606,860	USD	5,857	06/19/19	173
State Street	TWD	125,440	USD	4,074	06/19/19	12
Westpac	USD	614	SEK	5,671	05/23/19	(16)
Westpac	EUR	2,266	USD	2,568	05/23/19	22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						232

Total Return Swap Contracts
Amounts in thousands

							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received) (Depreciation)		Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Long
Russell 1000 Index Total Return	Bank of America	USD 4,152	3 Month LIBOR + 0.100%(2)			06/21/19	—	102	102
Total Open Total Return Swap Contracts (å)							—	102	102

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received) (Depreciation) Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	8,000	(1.000%)(2)	06/20/24	269	56	325
CDX NA High Yield Index	Bank of America	Purchase	USD	10,700	(5.000%)(2)	06/20/24	(669)	(210)	(879)
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	16,000	(1.000%)(2)	06/20/24	(257)	(86)	(343)
Total Open Credit Indices Contracts (å)							(657)	(240)	(897)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 25

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$343,107	$—	$—	$—	$343,107	94.5
Options Purchased	4	—	—	—	4	—*
Short-Term Investments	—	—	—	691	691	0.2
Total Investments	343,111	—	—	691	343,802	94.7
Other Assets and Liabilities, Net						5.3
						100.0
Other Financial Instruments
Assets
Futures Contracts	2,885	—	—	—	2,885	0.8
Foreign Currency Exchange Contracts	—	320	—	—	320	0.1
Total Return Swap Contracts	—	102	—	—	102	—*
Credit Default Swap Contracts	—	325	—	—	325	0.1
'
Liabilities
Futures Contracts	(4,610)	—	—	—	(4,610)	(1.3)
Foreign Currency Exchange Contracts	—	(88)	—	—	(88)	(—)*
Credit Default Swap Contracts	—	(1,222)	—	—	(1,222)	(0.3)
Total Other Financial Instruments**	$(1,725)	$(563)	$—	$—	$(2,288)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$4	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	320	—
Variation margin on futures contracts**	2,777	—	—	108
Total return swap contracts, at fair value	102	—	—	—
Credit default swap contracts, at fair value	—	325	—	—
Total	$2,883	$325	$320	$108

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$4,565	$—	$—	$45
Unrealized depreciation on foreign currency exchange contracts	—	—	88	—
Credit default swap contracts, at fair value	—	1,222	—	—
Total	$4,565	$1,222	$88	$45
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(1,886)	$—	$—	$—
Futures contracts	6,262	—	—	114
Options written	161	—	—	—
Total return swap contracts	2,233	—	—	—
Credit default swap contracts	—	(213)	—	—
Foreign currency exchange contracts	—	—	(134)	—
Total	$6,770	$(213)	$(134)	$114

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$665	$—	$—	$—
Futures contracts	(3,425)	—	—	185
Total return swap contracts	(3,539)	—	—	—
Credit default swap contracts	—	(389)	—	—
Total	$(6,299)	$(389)	$—	$185

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 27

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Options Purchased Contracts	Investments, at fair value	$4	$	— $	4
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	320		—	320
Total Return Swap Contracts	Total return swap contracts, at fair value	102		—	102
Credit Default Swap Contracts	Credit default swap contracts, at fair value	325		—	325
Total Financial and Derivative Assets		751		—	751
Financial and Derivative Assets not subject to a netting agreement		—		—	—
Total Financial and Derivative Assets subject to a netting agreement		$751	$	— $	751

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$431	$ — $	431	$—
Bank of Montreal	37	4	—	33
Citigroup	10	10	—	—
Royal Bank of Canada	36	4	—	32
State Street	216	5	211	—
Westpac	21	16	—	5
Total	$751	$39 $	642	$70

See accompanying notes which are an integral part of the financial statements.

28 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$88	$ — $	88
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,222	—	1,222
Total Financial and Derivative Liabilities		1,310	—	1,310
Financial and Derivative Liabilities not subject to a netting agreement		(1,222)	—	(1,222)
Total Financial and Derivative Liabilities subject to a netting agreement		$88	$ — $	88

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Bank of Montreal	$4	$4	$	— $	—
Citigroup	41	10		—	31
Royal Bank of Canada	22	4		—	18
State Street	5	5		—	—
Westpac	16	16		—	—
Total	$88	$39	$	— $	49

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 29

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$320,063
Investments, at fair value(>)	343,802
Cash	11,422
Unrealized appreciation on foreign currency exchange contracts	320
Receivables:
Dividends from affiliated funds	1
Investments sold	32
Fund shares sold	422
From advisor	3
From broker(a)	140,318
Variation margin on futures contracts	8,925
Prepaid expenses	1
Total return swap contracts, at fair value(8)	102
Credit default swap contracts, at fair value(+)	325
Total assets	505,673

Liabilities
Payables:
Due to broker (b)	138,984
Fund shares redeemed	385
Accrued fees to affiliates	199
Other accrued expenses	32
Variation margin on futures contracts	1,784
Unrealized depreciation on foreign currency exchange contracts	88
Credit default swap contracts, at fair value(+)	1,222
Total liabilities	142,694

Net Assets	$362,979

See accompanying notes which are an integral part of the financial statements.

30 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$21,576
Shares of beneficial interest	361
Additional paid-in capital	341,042
Net Assets	$362,979

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.10
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.72
Class A — Net assets	$124,367,808
Class A — Shares outstanding ($. 01 par value)	12,311,001
Net asset value per share: Class C(#)	$9.91
Class C — Net assets	$130,572,440
Class C — Shares outstanding ($. 01 par value)	13,169,554
Net asset value per share: Class E(#)	$10.13
Class E — Net assets	$6,161,949
Class E — Shares outstanding ($. 01 par value)	608,132
Net asset value per share: Class R1(#)	$10.18
Class R1 — Net assets	$6,332,813
Class R1 — Shares outstanding ($. 01 par value)	622,220
Net asset value per share: Class R4(#)	$10.12
Class R4 — Net assets	$17,144,977
Class R4 — Shares outstanding ($. 01 par value)	1,693,796
Net asset value per share: Class R5(#)	$10.16
Class R5 — Net assets	$11,112,159
Class R5 — Shares outstanding ($. 01 par value)	1,093,270
Net asset value per share: Class S(#)	$10.17
Class S — Net assets	$67,287,312
Class S — Shares outstanding ($. 01 par value)	6,618,794
Amounts in thousands
(>) Investments in affiliated funds	$343,798
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(657)

(a) Receivable from Broker for Swaps	$140,318
(b) Due to Broker for Swaps	$138,984
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 31

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$8,481

Expenses
Advisory fees	372
Administrative fees	79
Custodian fees	41
Distribution fees - Class A	159
Distribution fees - Class C	504
Distribution fees - Class R5	14
Transfer agent fees - Class A	123
Transfer agent fees - Class C	130
Transfer agent fees - Class E	5
Transfer agent fees - Class R1	6
Transfer agent fees - Class R4	16
Transfer agent fees - Class R5	11
Transfer agent fees - Class S	66
Professional fees	24
Registration fees	53
Shareholder servicing fees - Class C	168
Shareholder servicing fees - Class E	7
Shareholder servicing fees - Class R4	21
Shareholder servicing fees - Class R5	14
Trustees’ fees	7
Printing fees	23
Miscellaneous	8
Expenses before reductions	1,851
Expense reductions	(503)
Net expenses	1,348
Net investment income (loss)	7,133

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,886)
Investments in affiliated funds	(991)
Futures contracts	6,376
Options written	161
Foreign currency exchange contracts	(134)
Total return swap contracts	2,233
Credit default swap contracts	(213)
Capital gain distributions from affiliated funds	6,132
Net realized gain (loss)	11,678
Net change in unrealized appreciation (depreciation) on:
Investments	665
Investments in affiliated funds	5,961
Futures contracts	(3,240)
Total return swap contracts	(3,539)
Credit default swap contracts	(389)
Foreign currency-related transactions	(21)

See accompanying notes which are an integral part of the financial statements.

32 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	(563)
Net realized and unrealized gain (loss)	11,115
Net Increase (Decrease) in Net Assets from Operations	$18,248

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 33

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,133	$11,820
Net realized gain (loss)	11,678	1,481
Net change in unrealized appreciation (depreciation)	(563)	(27,616)
Net increase (decrease) in net assets from operations	18,248	(14,315)

Distributions
To shareholders
Class A	(4,889)	(5,623)
Class C	(4,879)	(5,401)
Class E	(211)	(227)
Class R1	(229)	(326)
Class R4	(621)	(714)
Class R5	(404)	(464)
Class S	(2,775)	(3,184)
Net decrease in net assets from distributions	(14,008)	(15,939)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(35,230)	(74,336)
Total Net Increase (Decrease) in Net Assets	(30,990)	(104,590)

Net Assets
Beginning of period	393,969	498,559
End of period	$362,979	$393,969

See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	415	$4,046	1,034	$10,793
Proceeds from reinvestment of distributions	508	4,799	534	5,534
Payments for shares redeemed	(2,244)	(21,994)	(3,687)	(38,330)
Net increase (decrease)	(1,321)	(13,149)	(2,119)	(22,003)
Class C
Proceeds from shares sold	384	3,724	1,145	11,767
Proceeds from reinvestment of distributions	524	4,872	527	5,390
Payments for shares redeemed	(2,319)	(22,548)	(4,999)	(51,070)
Net increase (decrease)	(1,411)	(13,952)	(3,327)	(33,913)
Class E
Proceeds from shares sold	38	374	91	951
Proceeds from reinvestment of distributions	22	211	22	227
Payments for shares redeemed	(19)	(189)	(167)	(1,726)
Net increase (decrease)	41	396	(54)	(548)
Class R1
Proceeds from shares sold	39	388	115	1,205
Proceeds from reinvestment of distributions	24	228	31	325
Payments for shares redeemed	(39)	(381)	(445)	(4,670)
Net increase (decrease)	24	235	(299)	(3,140)
Class R4
Proceeds from shares sold	141	1,401	210	2,193
Proceeds from reinvestment of distributions	66	620	69	715
Payments for shares redeemed	(205)	(2,020)	(497)	(5,139)
Net increase (decrease)	2	1	(218)	(2,231)
Class R5
Proceeds from shares sold	62	622	155	1,615
Proceeds from reinvestment of distributions	43	404	44	464
Payments for shares redeemed	(127)	(1,256)	(440)	(4,591)
Net increase (decrease)	(22)	(230)	(241)	(2,512)
Class S
Proceeds from shares sold	718	7,159	1,654	17,248
Proceeds from reinvestment of distributions	289	2,739	302	3,141
Payments for shares redeemed	(1,868)	(18,429)	(2,912)	(30,378)
Net increase (decrease)	(861)	(8,531)	(956)	(9,989)
Total increase (decrease)	(3,548)	$(35,230)	(7,214)	$(74,336)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 35

Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	9.98	. 20	. 29	. 49	(. 34)	(. 03)
October 31, 2018	10.68	. 29	(. 62)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.63	. 25	. 59	. 84	(. 24)	(. 55)
October 31, 2016	11.58	. 27	. 25	. 52	(. 30)	(1.17)
October 31, 2015	12.02	. 31	(. 31)	—	(. 31)	(. 13)
October 31, 2014	11.59	. 17	. 43	. 60	(. 17)	—

Class C
April 30, 2019*	9.81	. 16	. 29	. 45	(. 32)	(. 03)
October 31, 2018	10.53	. 22	(. 63)	(. 41)	(. 20)	(. 11)
October 31, 2017	10.51	. 18	. 57	. 75	(. 18)	(. 55)
October 31, 2016	11.46	. 19	. 25	. 44	(. 22)	(1.17)
October 31, 2015	11.90	. 22	(. 31)	(. 09)	(. 22)	(. 13)
October 31, 2014	11.49	. 08	. 42	. 50	(. 09)	—

Class E
April 30, 2019*	10.01	. 19	. 30	. 49	(. 34)	(. 03)
October 31, 2018	10.71	. 28	(. 61)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.66	. 29	. 54	. 83	(. 23)	(. 55)
October 31, 2016	11.60	. 27	. 25	. 52	(. 29)	(1.17)
October 31, 2015	12.04	. 36	(. 37)	(. 01)	(. 30)	(. 13)
October 31, 2014	11.61	. 18	. 42	. 60	(. 17)	—

Class R1
April 30, 2019*	10.04	. 21	. 31	. 52	(. 35)	(. 03)
October 31, 2018	10.74	. 36	(. 67)	(. 31)	(. 28)	(. 11)
October 31, 2017	10.68	. 36	. 50	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 34	. 21	. 55	(. 32)	(1.17)
October 31, 2015	12.07	. 36	(. 34)	. 02	(. 34)	(. 13)
October 31, 2014	11.63	. 23	. 42	. 65	(. 21)	—

Class R4(1)
April 30, 2019*	10.00	. 20	. 29	. 49	(. 34)	(. 03)
October 31, 2018	10.70	. 30	(. 63)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.64	. 27	. 57	. 84	(. 23)	(. 55)
October 31, 2016	11.59	. 28	. 24	. 52	(. 30)	(1.17)
October 31, 2015	12.03	. 33	(. 33)	—	(. 31)	(. 13)
October 31, 2014	11.60	. 20	. 41	. 61	(. 18)	—

Class R5(2)
April 30, 2019*	10.04	. 19	. 29	. 48	(. 33)	(. 03)
October 31, 2018	10.75	. 28	(. 64)	(. 36)	(. 24)	(. 11)
October 31, 2017	10.70	. 24	. 57	. 81	(. 21)	(. 55)
October 31, 2016	11.64	. 25	. 25	. 50	(. 27)	(1.17)
October 31, 2015	12.08	. 32	(. 35)	(. 03)	(. 28)	(. 13)
October 31, 2014	11.64	. 17	. 42	. 59	(. 15)	—

Class S
April 30, 2019*	10.03	. 22	. 30	. 52	(. 35)	(. 03)
October 31, 2018	10.73	. 32	(. 63)	(. 31)	(. 28)	(. 11)
October 31, 2017	10.67	. 28	. 58	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 29	. 24	. 53	(. 31)	(1.17)
October 31, 2015	12.06	. 34	(. 32)	. 02	(. 33)	(. 13)
October 31, 2014	11.63	. 20	. 43	. 63	(. 20)	—

See accompanying notes which are an integral part of the financial statements.

36 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 37)	10.10	5.17	124,368	. 77	. 48	2.04	5
(. 37)	9.98	(3.16)	136,011	. 75	. 49	2.83	15
(. 79)	10.68	8.49	168,192	. 76	. 49	2.45	13
(1.47)	10.63	5.29	182,049	. 74	. 49	2.58	34
(. 44)	11.58	(. 04)	202,107	. 74	. 51	2.61	32
(. 17)	12.02	5.19	222,875	. 73	. 56	1.45	14

(. 35)	9.91	4.83	130,572	1.52	1.23	1.61	5
(. 31)	9.81	(3.97)	143,103	1.50	1.24	2.11	15
(. 73)	10.53	7.72	188,512	1.51	1.24	1.79	13
(1.39)	10.51	4.53	225,204	1.49	1.24	1.83	34
(. 35)	11.46	(. 80)	265,698	1.49	1.26	1.88	32
(. 09)	11.90	4.39	301,445	1.48	1.31	. 70	14

(. 37)	10.13	5.14	6,162	. 77	. 56	1.92	5
(. 37)	10.01	(3.22)	5,676	. 75	. 57	2.72	15
(. 78)	10.71	8.38	6,653	. 76	. 57	2.82	13
(1.46)	10.66	5.26	9,421	. 74	. 57	2.62	34
(. 43)	11.60	(. 14)	13,559	. 73	. 56	3.07	32
(. 17)	12.04	5.18	37,485	. 73	. 56	1.51	14

(. 38)	10.18	5.42	6,333	. 52	. 23	2.11	5
(. 39)	10.04	(2.96)	6,003	. 50	. 24	3.45	15
(. 80)	10.74	8.75	9,637	. 51	. 24	3.43	13
(1.49)	10.68	5.60	20,069	. 49	. 24	3.23	34
(. 47)	11.62	. 18	36,011	. 49	. 21	3.07	32
(. 21)	12.07	5.67	53,016	. 48	. 17	1.92	14

(. 37)	10.12	5.16	17,145	. 77	. 48	1.99	5
(. 37)	10.00	(3.16)	16,915	. 75	. 49	2.86	15
(. 78)	10.70	8.56	20,436	. 76	. 49	2.61	13
(1.47)	10.64	5.26	27,183	. 74	. 49	2.64	34
(. 44)	11.59	(. 01)	32,895	. 74	. 46	2.80	32
(. 18)	12.03	5.31	45,828	. 73	. 42	1.68	14

(. 36)	10.16	5.07	11,112	1.02	. 73	1.89	5
(. 35)	10.04	(3.43)	11,199	1.00	. 74	2.67	15
(. 76)	10.75	8.21	14,578	1.01	. 74	2.28	13
(1.44)	10.70	5.06	17,668	. 99	. 74	2.39	34
(. 41)	11.64	(. 27)	23,915	. 99	. 71	2.70	32
(. 15)	12.08	5.10	36,598	. 98	. 67	1.46	14

(. 38)	10.17	5.30	67,287	. 52	. 31	2.19	5
(. 39)	10.03	(2.92)	75,062	. 50	. 32	3.04	15
(. 80)	10.73	8.69	90,551	. 51	. 32	2.69	13
(1.48)	10.67	5.43	104,034	. 49	. 32	2.77	34
(. 46)	11.62	. 16	125,274	. 49	. 31	2.89	32
(. 20)	12.06	5.44	147,870	. 48	. 31	1.71	14

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 37

Russell Investment Company
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:

Administration fees	$12,797
Distribution fees	109,677
Shareholder servicing fees	34,257
Transfer agent fees	40,986
Trustee fees	1,744
$199,461

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions Distributions
Commodity Strategies Fund	$11,317 $	170 $	848 $	(656) $	389 $	10,372	$148	$—
Global Infrastructure Fund	6,501	409	1,294	46	322	5,984	122	285
Global Real Estate Securities Fund	5,172	128	1,053	(20)	430	4,657	71	45
Multifactor U. S. Equity Fund	5,914	628	889	21	(76)	5,598	109	431
Sustainable Equity Fund	224	19	38	1	—	206	4	14
U. S. Dynamic Equity Fund	823	214	115	(39)	(93)	790	44	150
U. S. Small Cap Equity Fund	27,639	4,745	3,235	(578)	(2,122)	26,449	955	2,959
Investment Grade Bond Fund	47,138	690	6,879	(297)	2,029	42,681	655	—
Opportunistic Credit Fund	24,591	837	3,473	141	210	22,306	833	—
Strategic Bond Fund	85,000	1,040	12,619	74	3,586	77,081	975	—
Unconstrained Total Return Fund	31,764	673	3,649	(60)	25	28,753	666	—
Emerging Markets Fund	23,684	1,241	4,341	259	1,187	22,030	1,032	—
Global Equity Fund	26,564	3,730	3,863	483	(2,109)	24,805	1,200	2,248
Multifactor International Equity Fund	21,779	983	2,656	(128)	612	20,590	704	—
Multi-Strategy Income Fund	56,048	965	7,541	(238)	1,571	50,805	958	—
U. S. Cash Management Fund	218	1,251	778	—	—	691	5	—
	$374,376$	17,723 $	53,271 $	(991) $	5,961 $ 343,798 $		8,481	$6,132

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$325,981,000
Unrealized Appreciation	$20,960,232
Unrealized Depreciation	(5,319,867)
Net Unrealized Appreciation (Depreciation)	$15,640,365

See accompanying notes which are an integral part of the financial statements.

38 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,057.40	$1,022.51
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.35	$2.31

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,054.60	$1,018.79
	Expenses Paid During Period*	$6.16	$6.06
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,057.70	$1,022.02
of other funds.	Expenses Paid During Period*	$2.86	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 39

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,059.10	$1,023.55
Expenses Paid During Period*	$1.28	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.10	$1,022.32
Expenses Paid During Period*	$2.55	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,056.30	$1,021.08
Expenses Paid During Period*	$3.82	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.90	$1,023.26
Expenses Paid During Period*	$1.58	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

40 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 93.7%
Alternative - 6.5%
Commodity Strategies Fund Class Y	9,105,033		48,438
Global Infrastructure Fund Class Y	2,637,842		28,964
Global Real Estate Securities Fund Class Y	711,934		24,555
			101,957

Domestic Equities - 9.4%
Multifactor U. S. Equity Fund Class Y	1,707,553		21,959
Sustainable Equity Fund Class Y	548,235		28,738
U. S. Dynamic Equity Fund Class Y	1,568,745		11,138
U. S. Small Cap Equity Fund Class Y	3,008,447		84,297
			146,132

Fixed Income - 32.7%
Opportunistic Credit Fund Class Y	6,272,280		59,524
Strategic Bond Fund Class Y	32,290,497		344,539
Unconstrained Total Return Fund Class Y	10,574,928		105,221
			509,284

International Equities - 37.4%
Emerging Markets Fund Class Y	6,277,837		118,337
Global Equity Fund Class Y	28,189,280		274,282
Multifactor International Equity Fund Class Y	20,022,222		191,012
			583,631

Multi-Asset - 7.7%
Multi-Strategy Income Fund Class Y	12,079,394		120,311

Total Investments in Affiliated Funds
(cost $1,344,855)			1,461,315

Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (1,495,964)	USD 95,039 (ÿ)		35
Total Options Purchased
(cost $1,709)			35

Short-Term Investments - 0.4%
U. S. Cash Management Fund(@)	5,432,763	(8)	5,434
Total Short-Term Investments
(cost $5,433)			5,434

Total Investments 94.1%
(identified cost $1,351,997)			1,466,784

Other Assets and Liabilities, Net - 5.9%			92,664
Net Assets - 100.0%			1,559,448

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 41

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			111	EUR	12,615	05/19	279
Australia 10 Year Government Bond Futures			91	AUD	12,583	06/19	163
CAC40 Euro Index Futures			743	EUR	41,210	05/19	806
Canada 10 Year Government Bond Futures			176	CAD	24,320	06/19	1
DAX Index Futures			109	EUR	33,656	06/19	2,478
Dow Jones U. S. Real Estate Index Futures		1,061		USD	36,350	06/19	815
Euro STOXX 50 Index Futures			686	EUR	23,681	06/19	1,829
FTSE 100 Index Futures			84	GBP	6,192	06/19	388
FTSE/MIB Index Futures			85	EUR	9,119	06/19	654
IBEX 35 Index Futures			119	EUR	11,377	05/19	150
MSCI EAFE Index Futures			56	USD	5,368	06/19	146
MSCI Emerging Markets Index Futures			351	USD	18,958	06/19	638
OMXS30 Index Futures			515	SEK	85,954	05/19	254
United States 10 Year Treasury Note Futures			277	USD	34,257	06/19	338
Short Positions
Euro-Bund Futures			132	EUR	21,821	06/19	(327)
Hang Seng Index Futures			15	HKD	22,101	05/19	6
Japan 10 Year Government Bond Futures			21	JPY	3,207,330	06/19	(9)
MSCI Singapore Index Futures			20	SGD	757	05/19	(5)
NASDAQ 100 E-Mini Index Futures			532	USD	82,992	06/19	(7,242)
Russell 1000 E-Mini Index Futures			39	USD	3,184	06/19	(170)
S&P 500 E-Mini Index Futures			870	USD	128,260	06/19	(5,612)
S&P Financial Select Sector Index Futures			295	USD	25,455	06/19	(1,701)
S&P Mid 400 E-Mini Index Futures			20	USD	3,947	06/19	(193)
S&P/TSX 60 Index Futures			29	CAD	5,762	06/19	(174)
SPI 200 Index Futures			94	AUD	14,814	06/19	(206)
TOPIX Index Futures			22	JPY	355,301	06/19	(23)
United States 5 Year Treasury Note Futures			572	USD	66,146	06/19	246
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(6,471)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	AUD	6,736		USD	4,764	06/19/19	10
Bank of Montreal	CAD	2,821		USD	2,119	06/19/19	11
Bank of Montreal	EUR	7,746		USD	8,823	06/19/19	99
Bank of Montreal	GBP	4,221		USD	5,586	06/19/19	69
Bank of Montreal	JPY	321,651		USD	2,911	06/19/19	12
BNP Paribas	AUD	6,736		USD	4,771	06/19/19	16
BNP Paribas	CAD	2,821		USD	2,122	06/19/19	14
BNP Paribas	EUR	7,746		USD	8,831	06/19/19	107
BNP Paribas	GBP	4,221		USD	5,593	06/19/19	75
BNP Paribas	JPY	321,651		USD	2,912	06/19/19	13
Citigroup	USD	8,687	AUD		12,107	05/23/19	(147)
Citigroup	AUD	6,736		USD	4,767	06/19/19	13
Citigroup	BRL	40,640		USD	10,553	06/19/19	227

See accompanying notes which are an integral part of the financial statements.

42 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	CAD	2,821	USD	2,121	06/19/19	13
Citigroup	EUR	7,746	USD	8,820	06/19/19	97
Citigroup	GBP	4,221	USD	5,588	06/19/19	70
Citigroup	JPY	321,651	USD	2,911	06/19/19	12
Citigroup	NOK	44,654	USD	5,267	05/23/19	87
Citigroup	RUB	502,590	USD	7,585	06/19/19	(148)
Commonwealth Bank of Australia	AUD	6,736	USD	4,764	06/19/19	10
Commonwealth Bank of Australia	CAD	2,821	USD	2,117	06/19/19	9
Commonwealth Bank of Australia	EUR	7,746	USD	8,824	06/19/19	101
Commonwealth Bank of Australia	GBP	4,221	USD	5,581	06/19/19	63
Commonwealth Bank of Australia	JPY	321,651	USD	2,910	06/19/19	11
Royal Bank of Canada	USD	8,685	NZD	12,835	05/23/19	(109)
Royal Bank of Canada	AUD	6,736	USD	4,764	06/19/19	9
Royal Bank of Canada	CAD	2,821	USD	2,117	06/19/19	9
Royal Bank of Canada	EUR	7,746	USD	8,823	06/19/19	100
Royal Bank of Canada	GBP	4,221	USD	5,581	06/19/19	64
Royal Bank of Canada	JPY	1,192,376	USD	10,679	05/23/19	(43)
Royal Bank of Canada	JPY	321,651	USD	2,910	06/19/19	11
State Street	USD	1,337	CHF	1,333	06/19/19	(23)
State Street	USD	9,340	GBP	7,140	05/23/19	(20)
State Street	USD	2,253	MXN	44,160	06/19/19	59
State Street	USD	4,627	NOK	39,620	06/19/19	(26)
State Street	CHF	13,920	USD	13,875	05/23/19	188
State Street	CNY	131,070	USD	19,525	06/19/19	59
State Street	HKD	50,266	USD	6,418	06/19/19	6
State Street	INR	311,930	USD	4,417	06/19/19	(33)
State Street	KRW	43,994,090	USD	39,000	06/19/19	1,160
State Street	SEK	19,541	USD	2,112	06/19/19	47
State Street	SGD	7,834	USD	5,793	06/19/19	28
State Street	TRY	14,100	USD	2,445	06/19/19	151
State Street	TWD	611,760	USD	19,870	06/19/19	56
State Street	ZAR	37,840	USD	2,606	06/19/19	(24)
Westpac	USD	5,258	SEK	48,552	05/23/19	(138)
Westpac	EUR	19,402	USD	21,984	05/23/19	185
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						2,560

Total Return Swap Contracts
Amounts in thousands

					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$

Long

Russell 1000 Index Total Return	Bank of America	USD 25,947	3 Month LIBOR + 0.100%(2)	06/21/19	—	639	639
Total Open Total Return Swap Contracts (å)					—	639	639

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 43

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	25,700	(1.000%)(2)	06/20/24	866	179	1,045
CDX NA High Yield Index	Bank of America	Purchase	USD	34,900	(5.000%)(2)	06/20/24	(2,257)	(611)	(2,868)
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	40,500	(1.000%)(2)	06/20/24	(650)	(217)	(867)
Total Open Credit Indices Contracts (å)							(2,041)	(649)	(2,690)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$1,461,315	$—	$—	$—	$1,461,315	93.7
Options Purchased	35	—	—	—	35	—*
Short-Term Investments	—	—	—	5,434	5,434	0.4
Total Investments	1,461,350	—	—	5,434	1,466,784	94.1
Other Assets and Liabilities, Net						5.9
						100.0
Other Financial Instruments
Assets
Futures Contracts	9,191	—	—	—	9,191	0.6
Foreign Currency Exchange Contracts	—	3,271	—	—	3,271	0.2
Total Return Swap Contracts	—	639	—	—	639	—*
Credit Default Swap Contracts	—	1,045	—	—	1,045	0.1
'
Liabilities
Futures Contracts	(15,662)	—	—	—	(15,662)	(1.0)
Foreign Currency Exchange Contracts	—	(711)	—	—	(711)	(—)*
Credit Default Swap Contracts	—	(3,735)	—	—	(3,735)	(0.2)
Total Other Financial Instruments**	$(6,471)	$509	$—	$—	$(5,962)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$35	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	3,271	—
Variation margin on futures contracts**	8,443	—	—	748
Total return swap contracts, at fair value	639	—	—	—
Credit default swap contracts, at fair value	—	1,045	—	—
Total	$9,117	$1,045	$3,271	$748

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$15,326	$—	$—	$336
Unrealized depreciation on foreign currency exchange contracts	—	—	711	—
Credit default swap contracts, at fair value	—	3,735	—	—
Total	$15,326	$3,735	$711	$336
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(9,365)	$—	$—	$—
Futures contracts	17,937	—	—	(365)
Options written	680	—	—	—
Total return swap contracts	14,962	—	—	—
Credit default swap contracts	—	(64)	—	—
Foreign currency exchange contracts	—	—	(780)	—
Total	$24,214	$(64)	$(780)	$(365)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$3,242	$—	$—	$—
Futures contracts	(5,613)	—	—	4,456
Total return swap contracts	(23,836)	—	—	—
Credit default swap contracts	—	(733)	—	—
Foreign currency exchange contracts	—	—	826	—
Total	$(26,207)	$(733)	$826	$4,456

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$35	$ — $	35
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,271	—	3,271
Total Return Swap Contracts	Total return swap contracts, at fair value	639	—	639
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,045	—	1,045
Total Financial and Derivative Assets		4,990	—	4,990
Financial and Derivative Assets not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Assets subject to a netting agreement		$4,989	$ — $	4,989

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^ Net Amount
Bank of America	$1,719	$—	$	— $	1,719
Bank of Montreal	201	—		—	201
BNP Paribas	225	—		—	225
Citigroup	519	235		—	284
Commonwealth Bank of Australia	194	—		—	194
Royal Bank of Canada	193	—		—	193
State Street	1,753	126		—	1,627
Westpac	185	138		—	47
Total	$4,989	$499	$	— $	4,490

See accompanying notes which are an integral part of the financial statements.

46 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$711	$ — $	711
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,735	—	3,735
Total Financial and Derivative Liabilities		4,446	—	4,446
Financial and Derivative Liabilities not subject to a netting agreement		(3,735)	—	(3,735)
Total Financial and Derivative Liabilities subject to a netting agreement		$711	$ — $	711

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Citigroup	295	$235	$	— $	60
Royal Bank of Canada	152	—		—	152
State Street	126	126		—	—
Westpac	138	138		—	—
Total	$711	$499	$	— $	212

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 47

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,351,997
Investments, at fair value(>)	1,466,784
Cash	61,422
Unrealized appreciation on foreign currency exchange contracts	3,271
Receivables:
Dividends and interest	49
Dividends from affiliated funds	11
Investments sold	1,396
Fund shares sold	585
From broker(a)(b)	286,711
Variation margin on futures contracts	34,099
Prepaid expenses	6
Total return swap contracts, at fair value(8)	639
Credit default swap contracts, at fair value(+)	1,045
Total assets	1,856,018

Liabilities
Payables:
Due to broker (c)(d)	282,416
Fund shares redeemed	1,853
Accrued fees to affiliates	869
Other accrued expenses	115
Variation margin on futures contracts	6,871
Unrealized depreciation on foreign currency exchange contracts	711
Credit default swap contracts, at fair value(+)	3,735
Total liabilities	296,570

Net Assets	$1,559,448

See accompanying notes which are an integral part of the financial statements.

48 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$112,607
Shares of beneficial interest	1,454
Additional paid-in capital	1,445,387
Net Assets	$1,559,448

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.45
Class A — Net assets	$579,152,541
Class A — Shares outstanding ($. 01 par value)	53,654,544
Net asset value per share: Class C(#)	$10.50
Class C — Net assets	$542,598,414
Class C — Shares outstanding ($. 01 par value)	51,677,293
Net asset value per share: Class E(#)	$10.85
Class E — Net assets	$9,736,468
Class E — Shares outstanding ($. 01 par value)	897,180
Net asset value per share: Class R1(#)	$10.96
Class R1 — Net assets	$27,510,489
Class R1 — Shares outstanding ($. 01 par value)	2,510,789
Net asset value per share: Class R4(#)	$10.83
Class R4 — Net assets	$58,575,480
Class R4 — Shares outstanding ($. 01 par value)	5,409,209
Net asset value per share: Class R5(#)	$10.83
Class R5 — Net assets	$42,793,427
Class R5 — Shares outstanding ($. 01 par value)	3,951,120
Net asset value per share: Class S(#)	$10.95
Class S — Net assets	$299,081,415
Class S — Shares outstanding ($. 01 par value)	27,309,771
Amounts in thousands
(>) Investments in affiliated funds	$1,466,749
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(2,041)

(a) Receivable from Broker for Swaps	$281,211
(b) Receivable from Broker for Forwards	$5,500
(c) Due to Broker for Swaps	$277,626
(d) Due to Broker for Forwards	$4,790
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 49

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$42,577

Expenses
Advisory fees	1,586
Administrative fees	337
Custodian fees	43
Distribution fees - Class A	730
Distribution fees - Class C	2,080
Distribution fees - Class R5	52
Transfer agent fees - Class A	566
Transfer agent fees - Class C	538
Transfer agent fees - Class E	9
Transfer agent fees - Class R1	29
Transfer agent fees - Class R4	57
Transfer agent fees - Class R5	40
Transfer agent fees - Class S	289
Professional fees	47
Registration fees	67
Shareholder servicing fees - Class C	693
Shareholder servicing fees - Class E	12
Shareholder servicing fees - Class R4	75
Shareholder servicing fees - Class R5	52
Trustees’ fees	33
Printing fees	85
Miscellaneous	20
Expenses before reductions	7,440
Expense reductions	(1,875)
Net expenses	5,565
Net investment income (loss)	37,012

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(9,365)
Investments in affiliated funds	(13,201)
Futures contracts	17,572
Options written	680
Foreign currency exchange contracts	(780)
Total return swap contracts	14,962
Credit default swap contracts	(64)
Capital gain distributions from affiliated funds	41,052
Net realized gain (loss)	50,856
Net change in unrealized appreciation (depreciation) on:
Investments	3,242
Investments in affiliated funds	20,709
Futures contracts	(1,157)
Foreign currency exchange contracts	826
Total return swap contracts	(23,836)
Credit default swap contracts	(733)
Foreign currency-related transactions	(203)

See accompanying notes which are an integral part of the financial statements.

50 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	(1,152)
Net realized and unrealized gain (loss)	49,704
Net Increase (Decrease) in Net Assets from Operations	$86,716

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 51

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,012	$52,650
Net realized gain (loss)	50,856	19,107
Net change in unrealized appreciation (depreciation)	(1,152)	(136,519)
Net increase (decrease) in net assets from operations	86,716	(64,762)

Distributions
To shareholders
Class A	(30,029)	(44,361)
Class C	(28,320)	(42,110)
Class E	(483)	(871)
Class R1	(1,495)	(2,595)
Class R4	(3,146)	(4,361)
Class R5	(2,072)	(3,264)
Class S	(15,915)	(24,022)
Net decrease in net assets from distributions	(81,460)	(121,584)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(122,181)	(294,067)
Total Net Increase (Decrease) in Net Assets	(116,925)	(480,413)

Net Assets
Beginning of period	1,676,373	2,156,786
End of period	$1,559,448	$1,676,373

See accompanying notes which are an integral part of the financial statements.

52 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	953	$9,971	2,904	$32,961
Proceeds from reinvestment of distributions	3,011	29,655	3,888	43,804
Payments for shares redeemed	(7,082)	(74,584)	(14,232)	(161,201)
Net increase (decrease)	(3,118)	(34,958)	(7,440)	(84,436)
Class C
Proceeds from shares sold	1,049	10,756	2,902	32,269
Proceeds from reinvestment of distributions	2,943	28,257	3,811	42,005
Payments for shares redeemed	(8,764)	(89,732)	(18,173)	(201,439)
Net increase (decrease)	(4,772)	(50,719)	(11,460)	(127,165)
Class E
Proceeds from shares sold	35	369	124	1,416
Proceeds from reinvestment of distributions	49	483	77	871
Payments for shares redeemed	(97)	(1,022)	(635)	(7,233)
Net increase (decrease)	(13)	(170)	(434)	(4,946)
Class R1
Proceeds from shares sold	243	2,590	608	7,004
Proceeds from reinvestment of distributions	149	1,493	227	2,588
Payments for shares redeemed	(595)	(6,434)	(1,838)	(21,035)
Net increase (decrease)	(203)	(2,351)	(1,003)	(11,443)
Class R4
Proceeds from shares sold	385	4,037	575	6,536
Proceeds from reinvestment of distributions	319	3,146	386	4,361
Payments for shares redeemed	(1,111)	(11,567)	(1,486)	(16,869)
Net increase (decrease)	(407)	(4,384)	(525)	(5,972)
Class R5
Proceeds from shares sold	217	2,282	442	5,033
Proceeds from reinvestment of distributions	210	2,072	288	3,264
Payments for shares redeemed	(465)	(4,908)	(1,628)	(18,493)
Net increase (decrease)	(38)	(554)	(898)	(10,196)
Class S
Proceeds from shares sold	1,922	20,392	4,842	55,567
Proceeds from reinvestment of distributions	1,583	15,815	2,085	23,779
Payments for shares redeemed	(6,145)	(65,252)	(11,260)	(129,152)
Net increase (decrease)	(2,640)	(29,045)	(4,333)	(49,806)
Class T (1)
Payments for shares redeemed	—	—	(9)	(103)
Net increase (decrease)	—	—	(9)	(103)
Total increase (decrease)	(11,191)	$(122,181)	(26,102)	$(294,067)

(1) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 53

Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	10.77	. 26	. 31	. 57	(. 55)	—
October 31, 2018	11.87	. 33	(. 72)	(. 39)	(. 34)	(. 37)
October 31, 2017	11.41	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.07	. 25	. 23	. 48	(. 26)	(. 88)
October 31, 2015	12.43	. 34	(. 37)	(. 03)	(. 33)	—
October 31, 2014	11.89	. 21	. 53	. 74	(. 20)	—

Class C
April 30, 2019*	10.50	. 21	. 31	. 52	(. 52)	—
October 31, 2018	11.61	. 24	(. 77)	(. 47)	(. 27)	(. 37)
October 31, 2017	11.22	. 12	1.06	1.18	(. 14)	(. 65)
October 31, 2016	11.89	. 16	. 23	. 39	(. 18)	(. 88)
October 31, 2015	12.26	. 24	(. 36)	(. 12)	(. 25)	—
October 31, 2014	11.76	. 12	. 52	. 64	(. 14)	—

Class E
April 30, 2019*	10.82	. 25	. 32	. 57	(. 54)	—
October 31, 2018	11.93	. 35	(. 76)	(. 41)	(. 33)	(. 37)
October 31, 2017	11.47	. 24	1.04	1.28	(. 17)	(. 65)
October 31, 2016	12.13	. 26	. 21	. 47	(. 25)	(. 88)
October 31, 2015	12.48	. 36	(. 40)	(. 04)	(. 31)	—
October 31, 2014	11.94	. 22	. 52	. 74	(. 20)	—

Class R1
April 30, 2019*	10.92	. 27	. 32	. 59	(. 55)	—
October 31, 2018	12.02	. 37	(. 74)	(. 37)	(. 36)	(. 37)
October 31, 2017	11.54	. 34	. 99	1.33	(. 20)	(. 65)
October 31, 2016	12.20	. 30	. 20	. 50	(. 28)	(. 88)
October 31, 2015	12.55	. 38	(. 37)	. 01	(. 36)	—
October 31, 2014	12.00	. 27	. 52	. 79	(. 24)	—

Class R4(1)
April 30, 2019*	10.80	. 26	. 31	. 57	(. 54)	—
October 31, 2018	11.90	. 33	(. 72)	(. 39)	(. 34)	(. 37)
October 31, 2017	11.44	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.10	. 25	. 22	. 47	(. 25)	(. 88)
October 31, 2015	12.46	. 35	(. 38)	(. 03)	(. 33)	—
October 31, 2014	11.92	. 24	. 51	. 75	(. 21)	—

Class R5(2)
April 30, 2019*	10.81	. 24	. 32	. 56	(. 54)	—
October 31, 2018	11.92	. 31	(. 74)	(. 43)	(. 31)	(. 37)
October 31, 2017	11.47	. 19	1.07	1.26	(. 16)	(. 65)
October 31, 2016	12.13	. 22	. 22	. 44	(. 22)	(. 88)
October 31, 2015	12.48	. 33	(. 39)	(. 06)	(. 29)	—
October 31, 2014	11.94	. 22	. 51	. 73	(. 19)	—

Class S
April 30, 2019*	10.91	. 28	. 31	. 59	(. 55)	—
October 31, 2018	12.01	. 36	(. 74)	(. 38)	(. 35)	(. 37)
October 31, 2017	11.54	. 22	1.10	1.32	(. 20)	(. 65)
October 31, 2016	12.19	. 27	. 24	. 51	(. 28)	(. 88)
October 31, 2015	12.55	. 36	(. 37)	(. 01)	(. 35)	—
October 31, 2014	12.00	. 25	. 52	. 77	(. 22)	—

See accompanying notes which are an integral part of the financial statements.

54 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 55)	10.79	5.74	579,153	. 73	. 46	2.44	7
(. 71)	10.77	(3.52)	611,245	. 72	. 47	2.92	11
(. 83)	11.87	12.05	761,954	. 73	. 46	1.83	33
(1.14)	11.41	4.56	808,160	. 72	. 44	2.24	16
(. 33)	12.07	(. 31)	909,827	. 72	. 48	2.75	35
(. 20)	12.43	6.30	1,058,976	. 72	. 56	1.74	19

(. 52)	10.50	5.46	542,599	1.47	1.21	2.02	7
(. 64)	10.50	(4.26)	592,930	1.47	1.22	2.16	11
(. 79)	11.61	11.13	788,531	1.48	1.21	1.11	33
(1.06)	11.22	3.80	910,762	1.47	1.19	1.47	16
(. 25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(. 14)	12.26	5.51	1,252,253	1.47	1.31	. 98	19

(. 54)	10.85	5.77	9,737	. 72	. 56	2.38	7
(. 70)	10.82	(3.67)	9,852	. 72	. 57	3.09	11
(. 82)	11.93	11.88	16,030	. 73	. 57	2.13	33
(1.13)	11.47	4.38	23,708	. 72	. 57	2.35	16
(. 31)	12.13	(. 32)	37,184	. 72	. 56	2.93	35
(. 20)	12.48	6.26	64,210	. 72	. 56	1.81	19

(. 55)	10.96	5.91	27,510	. 47	. 25	2.54	7
(. 73)	10.92	(3.32)	29,630	. 47	. 26	3.25	11
(. 85)	12.02	12.24	44,666	. 47	. 26	3.00	33
(1.16)	11.54	4.70	124,091	. 47	. 26	2.68	16
(. 36)	12.20	. 04	200,991	. 47	. 23	3.03	35
(. 24)	12.55	6.63	265,650	. 47	. 17	2.24	19

(. 54)	10.83	5.81	58,575	. 72	. 50	2.49	7
(. 71)	10.80	(3.55)	62,826	. 72	. 51	2.86	11
(. 83)	11.90	11.94	75,481	. 73	. 51	1.88	33
(1.13)	11.44	4.46	115,400	. 72	. 51	2.25	16
(. 33)	12.10	(. 31)	153,931	. 72	. 48	2.86	35
(. 21)	12.46	6.39	206,600	. 72	. 42	1.99	19

(. 54)	10.83	5.63	42,793	. 97	. 75	2.26	7
(. 68)	10.81	(3.81)	43,113	. 97	. 76	2.70	11
(. 81)	11.92	11.68	58,230	. 98	. 76	1.63	33
(1.10)	11.47	4.18	73,055	. 97	. 76	2.00	16
(. 29)	12.13	(. 48)	101,555	. 97	. 73	2.71	35
(. 19)	12.48	6.17	144,430	. 97	. 67	1.82	19

(. 55)	10.95	5.89	299,081	. 47	. 31	2.59	7
(. 72)	10.91	(3.37)	326,777	. 47	. 32	3.10	11
(. 85)	12.01	12.11	411,791	. 48	. 32	1.94	33
(1.16)	11.54	4.73	404,463	. 47	. 32	2.43	16
(. 35)	12.19	(. 13)	479,581	. 47	. 31	2.93	35
(. 22)	12.55	6.52	566,395	. 47	. 31	2.03	19

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 55

Russell Investment Company
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$50,006
Administration fees	54,886
Distribution fees	465,506
Shareholder servicing fees	135,182
Transfer agent fees	159,033
Trustee fees	4,311
$868,924

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions Distributions
Commodity Strategies Fund	$52,691 $	1,699 $	4,741 $	(3,521) $	2,310 $	48,438	$683	$—
Global Infrastructure Fund	31,292	2,389	6,517	232	1,568	28,964	582	1,362
Global Real Estate Securities Fund	26,966	1,116	5,671	(165)	2,309	24,555	371	232
Multifactor U. S. Equity Fund	23,303	2,217	3,373	556	(744)	21,959	422	1,669
Sustainable Equity Fund	31,118	2,604	5,152	1,219	(1,051)	28,738	492	1,972
U. S. Dynamic Equity Fund	11,639	2,761	1,433	(549)	(1,280)	11,138	612	2,073
U. S. Small Cap Equity Fund	88,030	12,649	8,002	482	(8,862)	84,297	2,975	9,208
Opportunistic Credit Fund	65,075	3,222	9,721	(265)	1,213	59,524	2,202	—
Strategic Bond Fund	376,808	11,761	60,289	(1,517)	17,776	344,539	4,319	—
Unconstrained Total Return Fund	115,283	4,765	14,723	(188)	84	105,221	2,408	—
Emerging Markets Fund	127,253	7,510	24,213	1,298	6,489	118,337	5,592	—
Global Equity Fund	294,560	39,642	42,441	(7,488)	(9,991)	274,282	13,148	24,536
Multifactor International Equity Fund	203,957	9,822	27,197	(2,298)	6,728	191,012	6,484	—
Multi-Strategy Income Fund	131,588	4,354	18,793	(997)	4,159	120,311	2,244	—
U. S. Cash Management Fund	1,432	10,827	6,826	—	1	5,434	43	—
	$1,580,995 $	117,338 $	239,092 $	(13,201) $	20,709 $ 1,466,749 $		42,577	$41,052

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,371,423,250
Unrealized Appreciation	$123,552,885
Unrealized Depreciation	(33,773,396)
Net Unrealized Appreciation (Depreciation)	$89,779,489

See accompanying notes which are an integral part of the financial statements.

56 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,057.80	$1,022.02
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.86	$2.81

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,054.20	$1,018.30
	Expenses Paid During Period*	$6.67	$6.56
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,057.50	$1,022.02
of other funds.	Expenses Paid During Period*	$2.86	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 57

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,058.70	$1,023.51
Expenses Paid During Period*	$1.33	$1.30

* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,057.70	$1,022.27
Expenses Paid During Period*	$2.60	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,056.20	$1,021.03
Expenses Paid During Period*	$3.87	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,059.50	$1,023.26
Expenses Paid During Period*	$1.58	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

58 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 93.3%
Alternative - 7.2%
Commodity Strategies Fund Class Y	6,168,169		32,815
Global Infrastructure Fund Class Y	1,851,929		20,334
Global Real Estate Securities Fund Class Y	849,316		29,293
			82,442

Domestic Equities - 27.7%
Multifactor U. S. Equity Fund Class Y	7,637,885		98,223
Sustainable Equity Fund Class Y	1,011,203		53,007
U. S. Dynamic Equity Fund Class Y	5,462,354		38,783
U. S. Small Cap Equity Fund Class Y	4,494,186		125,927
			315,940

Fixed Income - 16.9%
Opportunistic Credit Fund Class Y	1,371,300		13,014
Strategic Bond Fund Class Y	5,144,104		54,888
Unconstrained Total Return Fund Class Y	12,589,156		125,261
			193,163

International Equities - 41.5%
Emerging Markets Fund Class Y	4,647,562		87,607
Global Equity Fund Class Y	20,076,840		195,348
Multifactor International Equity Fund Class Y	20,017,498		190,967
			473,922

Total Investments in Affiliated Funds
(cost $985,757)			1,065,467

Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (1,090,807)	USD 69,299 (ÿ)		26
Total Options Purchased
(cost $1,246)			26

Short-Term Investments - 0.3%
U. S. Cash Management Fund(@)	3,677,747	(8)	3,678
Total Short-Term Investments
(cost $3,678)			3,678

Total Investments 93.6%
(identified cost $990,681)			1,069,171

Other Assets and Liabilities, Net - 6.4%			72,445
Net Assets - 100.0%			1,141,616

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 59

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	84	EUR	9,546	05/19	211
Australia 10 Year Government Bond Futures	67	AUD	9,265	06/19	120
CAC40 Euro Index Futures	558	EUR	30,949	05/19	605
Canada 10 Year Government Bond Futures	128	CAD	17,687	06/19	20
DAX Index Futures	82	EUR	25,320	06/19	1,863
Dow Jones U. S. Real Estate Index Futures	586	USD	20,076	06/19	450
Euro STOXX 50 Index Futures	514	EUR	17,743	06/19	1,371
FTSE 100 Index Futures	109	GBP	8,035	06/19	504
FTSE/MIB Index Futures	65	EUR	6,974	06/19	500
IBEX 35 Index Futures	90	EUR	8,604	05/19	113
MSCI EAFE Index Futures	145	USD	13,898	06/19	505
MSCI Emerging Markets Index Futures	588	USD	31,758	06/19	1,067
OMXS30 Index Futures	388	SEK	64,757	05/19	191
United States 2 Year Treasury Note Futures	1,517	USD	323,133	06/19	54
United States 10 Year Treasury Note Futures	209	USD	25,847	06/19	259
Short Positions
Euro-Bund Futures	96	EUR	15,870	06/19	(238)
Hang Seng Index Futures	15	HKD	22,101	05/19	6
Japan 10 Year Government Bond Futures	16	JPY	2,443,680	06/19	(10)
MSCI Singapore Index Futures	64	SGD	2,423	05/19	(15)
NASDAQ 100 E-Mini Index Futures	368	USD	57,408	06/19	(5,008)
Russell 1000 E-Mini Index Futures	54	USD	4,409	06/19	(235)
Russell 2000 E-Mini Index Futures	410	USD	32,681	06/19	(1,086)
S&P 500 E-Mini Index Futures	1,136	USD	167,475	06/19	(7,330)
S&P Financial Select Sector Index Futures	95	USD	8,197	06/19	(548)
S&P Mid 400 E-Mini Index Futures	30	USD	5,920	06/19	(289)
S&P/TSX 60 Index Futures	5	CAD	993	06/19	(30)
SPI 200 Index Futures	1	AUD	158	06/19	(2)
TOPIX Index Futures	63	JPY	1,017,449	06/19	(65)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(7,017)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	4,555	USD	3,222	06/19/19	7
Bank of Montreal	CAD	2,732	USD	2,052	06/19/19	10
Bank of Montreal	CHF	1,415	USD	1,419	06/19/19	24
Bank of Montreal	EUR	7,569	USD	8,622	06/19/19	97
Bank of Montreal	GBP	5,254	USD	6,954	06/19/19	86
Bank of Montreal	JPY	338,199	USD	3,061	06/19/19	13
BNP Paribas	AUD	4,555	USD	3,226	06/19/19	11
BNP Paribas	CAD	2,732	USD	2,055	06/19/19	14
BNP Paribas	CHF	1,415	USD	1,419	06/19/19	24
BNP Paribas	EUR	7,569	USD	8,629	06/19/19	105
BNP Paribas	GBP	5,254	USD	6,961	06/19/19	93
BNP Paribas	JPY	338,199	USD	3,062	06/19/19	14

See accompanying notes which are an integral part of the financial statements.

60 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	6,041	AUD	8,420	05/23/19	(103)
Citigroup	AUD	4,555	USD	3,224	06/19/19	9
Citigroup	CAD	2,732	USD	2,054	06/19/19	13
Citigroup	CHF	1,415	USD	1,418	06/19/19	23
Citigroup	EUR	7,569	USD	8,619	06/19/19	94
Citigroup	GBP	5,254	USD	6,955	06/19/19	87
Citigroup	JPY	338,199	USD	3,061	06/19/19	13
Citigroup	NOK	31,056	USD	3,663	05/23/19	61
Citigroup	RUB	303,330	USD	4,578	06/19/19	(89)
Commonwealth Bank of Australia	AUD	4,555	USD	3,222	06/19/19	7
Commonwealth Bank of Australia	CAD	2,732	USD	2,051	06/19/19	9
Commonwealth Bank of Australia	CHF	1,415	USD	1,419	06/19/19	24
Commonwealth Bank of Australia	EUR	7,569	USD	8,622	06/19/19	98
Commonwealth Bank of Australia	GBP	5,254	USD	6,947	06/19/19	79
Commonwealth Bank of Australia	JPY	338,199	USD	3,060	06/19/19	12
Royal Bank of Canada	USD	6,040	NZD	8,927	05/23/19	(76)
Royal Bank of Canada	AUD	4,555	USD	3,221	06/19/19	6
Royal Bank of Canada	CAD	2,732	USD	2,051	06/19/19	9
Royal Bank of Canada	CHF	1,415	USD	1,419	06/19/19	24
Royal Bank of Canada	EUR	7,569	USD	8,622	06/19/19	97
Royal Bank of Canada	GBP	5,254	USD	6,947	06/19/19	79
Royal Bank of Canada	JPY	829,281	USD	7,427	05/23/19	(30)
Royal Bank of Canada	JPY	338,199	USD	3,060	06/19/19	12
State Street	USD	6,496	GBP	4,966	05/23/19	(14)
State Street	CHF	9,681	USD	9,650	05/23/19	130
State Street	CNY	85,360	USD	12,715	06/19/19	38
State Street	HKD	24,776	USD	3,163	06/19/19	3
State Street	KRW	27,737,920	USD	24,589	06/19/19	730
State Street	MXN	7,760	USD	396	06/19/19	(10)
State Street	SEK	12,251	USD	1,324	06/19/19	30
State Street	SGD	1,346	USD	995	06/19/19	5
State Street	TWD	501,900	USD	16,302	06/19/19	46
State Street	ZAR	8,880	USD	612	06/19/19	(6)
Westpac	USD	3,657	SEK	33,767	05/23/19	(96)
Westpac	EUR	13,494	USD	15,290	05/23/19	129
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,941

Total Return Swap Contracts
Amounts in thousands

					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$

Long

Russell 1000 Index Total Return	Bank of America	USD 24,908	3 Month LIBOR + 0.100%(2)	06/21/19	—	614	614
Total Open Total Return Swap Contracts (å)					—	614	614

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 61

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Bank of America	Purchase	USD	60,900	(5.000%)(2)	06/20/24	(3,772)	(1,232)	(5,004)
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	10,600	(1.000%)(2)	06/20/24	(170)	(57)	(227)
Total Open Credit Indices Contracts (å)							(3,942)	(1,289)	(5,231)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$1,065,467	$—	$—	$—	$1,065,467	93.3
Options Purchased	26	—	—	—	26	—*
Short-Term Investments	—	—	—	3,678	3,678	0.3
Total Investments	1,065,493	—	—	3,678	1,069,171	93.6
Other Assets and Liabilities, Net						6.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	7,839	—	—	—	7,839	0.7
Foreign Currency Exchange Contracts	—	2,365	—	—	2,365	0.2
Total Return Swap Contracts	—	614	—	—	614	0.1
'
Liabilities
Futures Contracts	(14,856)	—	—	—	(14,856)	(1.3)
Foreign Currency Exchange Contracts	—	(424)	—	—	(424)	(—)*
Credit Default Swap Contracts	—	(5,231)	—	—	(5,231)	(0.5)
Total Other Financial Instruments**	$(7,017)	$(2,676)	$—	$—	$(9,693)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

62 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$26	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	2,365	—
Variation margin on futures contracts**	7,386	—	—	453
Total return swap contracts, at fair value	614	—	—	—
Total	$8,026	$—	$2,365	$453

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$14,846	$—	$—	$10
Unrealized depreciation on foreign currency exchange contracts	—	—	424	—
Credit default swap contracts, at fair value	—	5,231	—	—
Total	$14,846	$5,231	$424	$10
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(6,687)	$—	$—	$—
Futures contracts	11,111	—	—	6,235
Options written	481	—	—	—
Total return swap contracts	11,976	—	—	—
Credit default swap contracts	—	188	—	—
Foreign currency exchange contracts	—	—	2,035	—
Total	$16,881	$188	$2,035	$6,235

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$2,313	$—	$—	$—
Futures contracts	(8,552)	—	—	1,741
Total return swap contracts	(18,763)	—	—	—
Credit default swap contracts	—	(1,723)	—	—
Foreign currency exchange contracts	—	—	(1,443)	—
Total	$(25,002)	$(1,723)	$(1,443)	$1,741

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 63

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$26	$ — $	26
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,365	—	2,365
Total Return Swap Contracts	Total return swap contracts, at fair value	614	—	614
Total Financial and Derivative Assets		3,005	—	3.005
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$3.005	$ — $	3,005

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$640	$—	$640	$—
Bank of Montreal	237	—	—	237
BNP Paribas	261	—	—	261
Citigroup	299	150	—	149
Commonwealth Bank of Australia	229	—	—	229
Royal Bank of Canada	227	—	—	227
State Street	982	30	952	—
Westpac	130	96	—	34
Total	$3,005	$276	$1,592	$1,137

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$424	$ — $	424
Credit Default Swap Contracts	Credit default swap contracts, at fair value	5,231	—	5,231
Total Financial and Derivative Liabilities		5,655	—	5,655
Financial and Derivative Liabilities not subject to a netting agreement		(5,231)	—	(5,231)
Total Financial and Derivative Liabilities subject to a netting agreement		$424	$ — $	424

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Citigroup	192	$150	$	— $	42
Royal Bank of Canada	106	—		—	106
State Street	30	30		—	—
Westpac	96	96		—	—
Total	$424	$276	$	— $	148

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$990,681
Investments, at fair value(>)	1,069,171
Cash	43,204
Unrealized appreciation on foreign currency exchange contracts	2,365
Receivables:
Dividends and interest	21
Dividends from affiliated funds	7
Investments sold	2,262
Fund shares sold	267
From broker(a)(b)	347,119
Variation margin on futures contracts	33,562
Prepaid expenses	5
Total return swap contracts, at fair value(8)	614
Total assets	1,498,597

Liabilities
Payables:
Due to broker (c)(d)	340,852
Fund shares redeemed	2,500
Accrued fees to affiliates	690
Other accrued expenses	73
Variation margin on futures contracts	7,211
Unrealized depreciation on foreign currency exchange contracts	424
Credit default swap contracts, at fair value(+)	5,231
Total liabilities	356,981

Net Assets	$1,141,616

See accompanying notes which are an integral part of the financial statements.

66 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$118,849
Shares of beneficial interest	968
Additional paid-in capital	1,021,799
Net Assets	$1,141,616

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.92
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.65
Class A — Net assets	$476,718,737
Class A — Shares outstanding ($. 01 par value)	39,992,565
Net asset value per share: Class C(#)	$11.43
Class C — Net assets	$368,955,973
Class C — Shares outstanding ($. 01 par value)	32,289,770
Net asset value per share: Class E(#)	$11.98
Class E — Net assets	$8,792,465
Class E — Shares outstanding ($. 01 par value)	733,710
Net asset value per share: Class R1(#)	$12.11
Class R1 — Net assets	$15,113,680
Class R1 — Shares outstanding ($. 01 par value)	1,247,850
Net asset value per share: Class R4(#)	$11.97
Class R4 — Net assets	$59,226,578
Class R4 — Shares outstanding ($. 01 par value)	4,946,380
Net asset value per share: Class R5(#)	$11.95
Class R5 — Net assets	$35,697,955
Class R5 — Shares outstanding ($. 01 par value)	2,987,190
Net asset value per share: Class S(#)	$12.11
Class S — Net assets	$177,111,040
Class S — Shares outstanding ($. 01 par value)	14,630,050
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(3,942)
(>) Investments in affiliated funds	$1,069,145

(a) Receivable from Broker for Swaps	$346,589
(b) Receivable from Broker for Forwards	$530
(c) Due to Broker for Swaps	$340,652
(d) Due to Broker for Forwards	$200
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 67

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$33,919
Interest	40
Total investment income	33,959

Expenses
Advisory fees	1,145
Administrative fees	243
Custodian fees	42
Distribution fees - Class A	591
Distribution fees - Class C	1,392
Distribution fees - Class R5	46
Transfer agent fees - Class A	444
Transfer agent fees - Class C	349
Transfer agent fees - Class E	8
Transfer agent fees - Class R1	16
Transfer agent fees - Class R4	56
Transfer agent fees - Class R5	34
Transfer agent fees - Class S	170
Professional fees	38
Registration fees	59
Shareholder servicing fees - Class C	464
Shareholder servicing fees - Class E	11
Shareholder servicing fees - Class R4	73
Shareholder servicing fees - Class R5	46
Trustees’ fees	22
Printing fees	80
Miscellaneous	15
Expenses before reductions	5,344
Expense reductions	(987)
Net expenses	4,357
Net investment income (loss)	29,602

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,687)
Investments in affiliated funds	(6,388)
Futures contracts	17,346
Options written	481
Foreign currency exchange contracts	2,035
Total return swap contracts	11,976
Credit default swap contracts	188
Capital gain distributions from affiliated funds	49,857
Net realized gain (loss)	68,808
Net change in unrealized appreciation (depreciation) on:
Investments	2,313
Investments in affiliated funds	(9,091)
Futures contracts	(6,811)
Foreign currency exchange contracts	(1,443)
Total return swap contracts	(18,763)
Credit default swap contracts	(1,723)
Foreign currency-related transactions	(286)

See accompanying notes which are an integral part of the financial statements.

68 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	(35,804)
Net realized and unrealized gain (loss)	33,004
Net Increase (Decrease) in Net Assets from Operations	$62,606

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 69

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,602	$40,176
Net realized gain (loss)	68,808	20,642
Net change in unrealized appreciation (depreciation)	(35,804)	(95,147)
Net increase (decrease) in net assets from operations	62,606	(34,329)

Distributions
To shareholders
Class A	(28,869)	(33,667)
Class C	(23,146)	(27,183)
Class E	(526)	(702)
Class R1	(1,045)	(1,342)
Class R4	(3,570)	(4,215)
Class R5	(2,198)	(2,726)
Class S	(11,213)	(13,401)
Net decrease in net assets from distributions	(70,567)	(83,236)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(44,401)	(149,672)
Total Net Increase (Decrease) in Net Assets	(52,362)	(267,237)

Net Assets
Beginning of period	1,193,978	1,461,215
End of period	$1,141,616	$1,193,978

See accompanying notes which are an integral part of the financial statements.

70 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,078	$12,388	1,943	$24,693
Proceeds from reinvestment of distributions	2,684	28,608	2,659	33,489
Payments for shares redeemed	(4,185)	(48,772)	(8,556)	(108,833)
Net increase (decrease)	(423)	(7,776)	(3,954)	(50,651)
Class C
Proceeds from shares sold	879	9,718	1,628	19,988
Proceeds from reinvestment of distributions	2,252	23,063	2,221	27,009
Payments for shares redeemed	(4,557)	(50,587)	(9,229)	(112,902)
Net increase (decrease)	(1,426)	(17,806)	(5,380)	(65,905)
Class E
Proceeds from shares sold	22	260	78	997
Proceeds from reinvestment of distributions	49	526	56	702
Payments for shares redeemed	(62)	(726)	(354)	(4,510)
Net increase (decrease)	9	60	(220)	(2,811)
Class R1
Proceeds from shares sold	91	1,077	169	2,185
Proceeds from reinvestment of distributions	96	1,036	104	1,332
Payments for shares redeemed	(478)	(5,722)	(403)	(5,187)
Net increase (decrease)	(291)	(3,609)	(130)	(1,670)
Class R4
Proceeds from shares sold	277	3,215	424	5,407
Proceeds from reinvestment of distributions	333	3,570	333	4,214
Payments for shares redeemed	(655)	(7,651)	(1,255)	(15,938)
Net increase (decrease)	(45)	(866)	(498)	(6,317)
Class R5
Proceeds from shares sold	121	1,408	316	4,014
Proceeds from reinvestment of distributions	205	2,198	216	2,727
Payments for shares redeemed	(448)	(5,259)	(1,038)	(13,219)
Net increase (decrease)	(122)	(1,653)	(506)	(6,478)
Class S
Proceeds from shares sold	1,369	15,923	2,517	32,373
Proceeds from reinvestment of distributions	1,026	11,089	1,038	13,237
Payments for shares redeemed	(3,412)	(39,763)	(4,777)	(61,345)
Net increase (decrease)	(1,017)	(12,751)	(1,222)	(15,735)
Class T(1)
Payments for shares redeemed	—	—	(8)	(105)
Net increase (decrease)	—	—	(8)	(105)
Total increase (decrease)	(3,315)	$(44,401)	(11,918)	$(149,672)

(1) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 71

Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2019*	12.04	. 31	. 30	. 61	(. 60)	(. 13)
October 31, 2018	13.16	. 40	(. 74)	(. 34)	(. 36)	(. 42)
October 31, 2017	11.88	. 17	1.66	1.83	(. 24)	(. 31)
October 31, 2016	11.68	. 21	. 19	. 40	(. 20)	—
October 31, 2015	12.14	. 30	(. 48)	(. 18)	(. 25)	—
October 31, 2014	11.60	. 23	. 52	. 75	(. 21)	—

Class C
April 30, 2019*	11.59	. 24	. 31	. 55	(. 58)	(. 13)
October 31, 2018	12.72	. 29	(. 71)	(. 42)	(. 29)	(. 42)
October 31, 2017	11.54	. 08	1.61	1.69	(. 20)	(. 31)
October 31, 2016	11.36	. 11	. 19	. 30	(. 12)	—
October 31, 2015	11.85	. 20	(. 46)	(. 26)	(. 21)	—
October 31, 2014	11.36	. 13	. 52	. 65	(. 16)	—

Class E
April 30, 2019*	12.10	. 32	. 29	. 61	(. 60)	(. 13)
October 31, 2018	13.22	. 43	(. 77)	(. 34)	(. 36)	(. 42)
October 31, 2017	11.93	. 23	1.61	1.84	(. 24)	(. 31)
October 31, 2016	11.73	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.19	. 35	(. 53)	(. 18)	(. 25)	—
October 31, 2014	11.64	. 24	. 52	. 76	(. 21)	—

Class R1
April 30, 2019*	12.22	. 34	. 29	. 63	(. 61)	(. 13)
October 31, 2018	13.33	. 45	(. 75)	(. 30)	(. 39)	(. 42)
October 31, 2017	12.02	. 32	1.56	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 26	. 18	. 44	(. 23)	—
October 31, 2015	12.27	. 36	(. 50)	(. 14)	(. 29)	—
October 31, 2014	11.72	. 29	. 52	. 81	(. 26)	—

Class R4(1)
April 30, 2019*	12.09	. 32	. 29	. 61	(. 60)	(. 13)
October 31, 2018	13.21	. 41	(. 74)	(. 33)	(. 37)	(. 42)
October 31, 2017	11.92	. 19	1.66	1.85	(. 25)	(. 31)
October 31, 2016	11.72	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.18	. 33	(. 50)	(. 17)	(. 26)	—
October 31, 2014	11.64	. 26	. 50	. 76	(. 22)	—

Class R5(2)
April 30, 2019*	12.08	. 30	. 29	. 59	(. 59)	(. 13)
October 31, 2018	13.20	. 39	(. 75)	(. 36)	(. 34)	(. 42)
October 31, 2017	11.93	. 15	1.66	1.81	(. 23)	(. 31)
October 31, 2016	11.73	. 19	. 19	. 38	(. 18)	—
October 31, 2015	12.19	. 31	(. 50)	(. 19)	(. 25)	—
October 31, 2014	11.65	. 24	. 49	. 73	(. 19)	—

Class S
April 30, 2019*	12.21	. 35	. 29	. 64	(. 61)	(. 13)
October 31, 2018	13.33	. 45	(. 76)	(. 31)	(. 39)	(. 42)
October 31, 2017	12.02	. 21	1.67	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 25	. 19	. 44	(. 23)	—
October 31, 2015	12.27	. 34	(. 49)	(. 15)	(. 28)	—
October 31, 2014	11.72	. 26	. 53	. 79	(. 24)	—

See accompanying notes which are an integral part of the financial statements.

72 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e) Turnover Rate(c)

—	(. 73)	11.92	5.78	476,719	. 73	. 56	2.69	9
—	(. 78)	12.04	(2.81)	486,650	. 73	. 57	3.15	14
—	(. 55)	13.16	15.98	583,987	. 73	. 57	1.39	23
—	(. 20)	11.88	3.50	583,888	. 72	. 57	1.85	14
(. 03)	(. 28)	11.68	(1.50)	664,817	. 72	. 56	2.51	39
—	(. 21)	12.14	6.52	759,361	. 72	. 56	1.91	22

—	(. 71)	11.43	5.42	368,956	1.48	1.31	2.18	9
—	(. 71)	11.59	(3.55)	390,800	1.48	1.32	2.35	14
—	(. 51)	12.72	15.13	497,276	1.48	1.32	. 64	23
—	(. 12)	11.54	2.69	554,255	1.47	1.32	1.04	14
(. 02)	(. 23)	11.36	(2.31)	652,442	1.47	1.31	1.68	39
—	(. 16)	11.85	5.77	761,495	1.47	1.31	1.12	22

—	(. 73)	11.98	5.75	8,792	. 73	. 56	2.72	9
—	(. 78)	12.10	(2.80)	8,771	. 73	. 57	3.34	14
—	(. 55)	13.22	15.99	12,501	. 73	. 57	1.87	23
—	(. 20)	11.93	3.48	21,217	. 72	. 57	1.96	14
(. 03)	(. 28)	11.73	(1.51)	25,868	. 72	. 56	2.89	39
—	(. 21)	12.19	6.57	50,878	. 72	. 56	2.04	22

—	(. 74)	12.11	5.87	15,114	. 48	. 26	2.86	9
—	(. 81)	12.22	(2.47)	18,800	. 48	. 27	3.50	14
—	(. 57)	13.33	16.22	22,252	. 48	. 27	2.59	23
—	(. 23)	12.02	3.86	76,969	. 47	. 27	2.24	14
(. 03)	(. 32)	11.81	(1.15)	99,618	. 47	. 23	2.96	39
—	(. 26)	12.27	6.95	149,940	. 47	. 17	2.43	22

—	(. 73)	11.97	5.77	59,226	. 73	. 51	2.73	9
—	(. 79)	12.09	(2.76)	60,353	. 73	. 52	3.24	14
—	(. 56)	13.21	16.03	72,524	. 73	. 52	1.52	23
—	(. 20)	11.92	3.53	84,535	. 72	. 52	1.97	14
(. 03)	(. 29)	11.72	(1.42)	110,916	. 72	. 48	2.72	39
—	(. 22)	12.18	6.63	148,650	. 72	. 42	2.19	22

—	(. 72)	11.95	5.62	35,698	. 98	. 76	2.61	9
—	(. 76)	12.08	(2.96)	37,543	. 98	. 77	3.07	14
—	(. 54)	13.20	15.70	47,724	. 98	. 77	1.24	23
—	(. 18)	11.93	3.23	54,899	. 97	. 77	1.69	14
(. 02)	(. 27)	11.73	(1.71)	63,731	. 97	. 73	2.60	39
—	(. 19)	12.19	6.37	94,141	. 97	. 67	2.01	22

—	(. 74)	12.11	5.95	177,111	. 48	. 31	2.95	9
—	(. 81)	12.21	(2.58)	191,061	. 48	. 32	3.46	14
—	(. 57)	13.33	16.20	224,847	. 48	. 32	1.64	23
—	(. 23)	12.02	3.81	218,172	. 47	. 32	2.20	14
(. 03)	(. 31)	11.81	(1.23)	271,012	. 47	. 31	2.81	39
—	(. 24)	12.27	6.81	317,268	. 47	. 31	2.16	22

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 73

Russell Investment Company
Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$28,751
Administration fees	40,202
Distribution fees	334,813
Shareholder servicing fees	97,526
Transfer agent fees	184,581
Trustee fees	4,599
$690,472

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions Distributions
Commodity Strategies Fund	$34,581 $	1,317 $	2,286 $	(1,341) $	544 $	32,815	$447	$—
Global Infrastructure Fund	21,446	1,453	3,815	143	1,107	20,334	399	931
Global Real Estate Securities Fund	31,620	882	5,730	769	1,752	29,293	435	270
Multifactor U. S. Equity Fund	102,529	9,584	13,164	1,448	(2,174)	98,223	1,857	7,320
Sustainable Equity Fund	56,058	4,522	7,933	1,670	(1,310)	53,007	885	3,546
U. S. Dynamic Equity Fund	39,916	9,524	4,408	(1,749)	(4,500)	38,783	2,102	7,122
U. S. Small Cap Equity Fund	129,489	19,259	10,561	(1,735)	(10,525)	125,927	4,388	13,580
Opportunistic Credit Fund	13,875	691	1,753	(83)	284	13,014	470	—
Strategic Bond Fund	58,649	2,594	8,899	(158)	2,702	54,888	672	—
Unconstrained Total Return Fund	133,950	7,112	15,682	(277)	158	125,261	2,803	—
Emerging Markets Fund	88,452	4,659	11,016	188	5,324	87,607	4,005	—
Global Equity Fund	205,617	26,342	24,536	(3,378)	(8,697)	195,348	9,124	17,088
Multifactor International Equity Fund	200,341	8,546	22,278	(1,885)	6,243	190,967	6,303	—
U. S. Cash Management Fund	809	7,535	4,667	—	1	3,678	29	—
	$1,117,332 $	104,020 $	136,728 $	(6,388) $	(9,091) $ 1,069,145 $		33,919	$49,857

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$995,290,276
Unrealized Appreciation	$114,251,530
Unrealized Depreciation	(49,602,075)
Net Unrealized Appreciation (Depreciation)	$64,649,455

See accompanying notes which are an integral part of the financial statements.

74 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2019 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2019	$1,061.90	$1,022.02
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.86	$2.81

Fund is from November 1, 2018 to April 30, 2019.	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2019	$1,058.50	$1,018.30
	Expenses Paid During Period*	$6.69	$6.56
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2019	$1,061.80	$1,022.02
of other funds.	Expenses Paid During Period*	$2.86	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Growth Strategy Fund 75

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2019 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,063.20	$1,023.65
Expenses Paid During Period*	$1.18	$1.15

* Expenses are equal to the Fund's annualized expense ratio of 0.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,061.80	$1,022.41
Expenses Paid During Period*	$2.45	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,061.20	$1,021.17
Expenses Paid During Period*	$3.73	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2018	$1,000.00	$1,000.00
Ending Account Value
April 30, 2019	$1,062.30	$1,023.26
Expenses Paid During Period*	$1.59	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

76 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — April 30, 2019 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 95.5%
Alternative - 6.3%
Commodity Strategies Fund Class Y	2,867,193		15,253
Global Infrastructure Fund Class Y	1,012,083		11,113
Global Real Estate Securities Fund Class Y	196,518		6,778
			33,144

Domestic Equities - 32.2%
Multifactor U. S. Equity Fund Class Y	2,311,268		29,723
Sustainable Equity Fund Class Y	708,600		37,145
U. S. Dynamic Equity Fund Class Y	3,873,181		27,500
U. S. Small Cap Equity Fund Class Y	2,673,282		74,905
			169,273

Fixed Income - 8.3%
Opportunistic Credit Fund Class Y	439,736		4,173
Unconstrained Total Return Fund Class Y	3,973,990		39,541
			43,714

International Equities - 48.7%
Emerging Markets Fund Class Y	2,940,189		55,423
Global Equity Fund Class Y	11,176,009		108,742
Multifactor International Equity Fund Class Y	9,671,101		92,262
			256,427

Total Investments in Affiliated Funds
(cost $507,052)			502,558

Options Purchased - 0.0%
(Number of Contracts)
iShares MSCI EAFE ETF
Bank of America May 2019 63.53 Put (483,072)	USD 30,690 (ÿ)		11
Total Options Purchased
(cost $552)			11

Short-Term Investments - 0.4%
U. S. Cash Management Fund (@)	2,346,167	(8)	2,347
Total Short-Term Investments
(cost $2,346)			2,347

Total Investments 95.9%
(identified cost $509,950)			504,916

Other Assets and Liabilities, Net - 4.1%			21,595
Net Assets - 100.0%			526,511

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 77

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			42	EUR	4,773	05/19	106
Australia 10 Year Government Bond Futures			45	AUD	6,223	06/19	80
CAC40 Euro Index Futures			284	EUR	15,752	05/19	308
Canada 10 Year Government Bond Futures			87	CAD	12,022	06/19	18
DAX Index Futures			41	EUR	12,660	06/19	933
Dow Jones U. S. Real Estate Index Futures			541	USD	18,535	06/19	415
Euro STOXX 50 Index Futures			262	EUR	9,044	06/19	698
FTSE 100 Index Futures			58	GBP	4,275	06/19	268
FTSE/MIB Index Futures			32	EUR	3,433	06/19	246
IBEX 35 Index Futures			45	EUR	4,302	05/19	57
MSCI EAFE Index Futures			91	USD	8,722	06/19	326
OMXS30 Index Futures			196	SEK	32,712	05/19	97
Russell 1000 E-Mini Index Futures			12	USD	980	06/19	52
S&P Mid 400 E-Mini Index Futures			6	USD	1,184	06/19	58
SPI 200 Index Futures			12	AUD	1,891	06/19	26
United States 10 Year Treasury Note Futures			144	USD	17,809	06/19	179
Short Positions
Euro-Bund Futures			65	EUR	10,745	06/19	(151)
Hang Seng Index Futures			7	HKD	10,314	05/19	3
Japan 10 Year Government Bond Futures			11	JPY	1,680,030	06/19	(7)
MSCI Emerging Markets Index Futures			54	USD	2,917	06/19	(90)
MSCI Singapore Index Futures			13	SGD	492	05/19	(3)
NASDAQ 100 E-Mini Index Futures			174	USD	27,144	06/19	(2,368)
Russell 2000 E-Mini Index Futures			295	USD	23,514	06/19	(779)
S&P 500 E-Mini Index Futures			314	USD	46,291	06/19	(2,026)
S&P Financial Select Sector Index Futures			95	USD	8,197	06/19	(548)
S&P/TSX 60 Index Futures			4	CAD	795	06/19	(24)
TOPIX Index Futures			21	JPY	339,150	06/19	(22)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(2,148)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	AUD	2,113		USD	1,495	06/19/19	3
Bank of Montreal	CHF	1,088		USD	1,091	06/19/19	18
Bank of Montreal	EUR	3,178		USD	3,620	06/19/19	42
Bank of Montreal	GBP	1,428		USD	1,890	06/19/19	23
BNP Paribas	AUD	2,113		USD	1,497	06/19/19	5
BNP Paribas	CHF	1,088		USD	1,091	06/19/19	19
BNP Paribas	EUR	3,178		USD	3,623	06/19/19	44
BNP Paribas	GBP	1,428		USD	1,892	06/19/19	25
Citigroup	USD	4,394	AUD		6,125	05/23/19	(75)
Citigroup	AUD	2,113		USD	1,496	06/19/19	4
Citigroup	BRL	13,060		USD	3,391	06/19/19	73
Citigroup	CHF	1,088		USD	1,091	06/19/19	18
Citigroup	EUR	3,178		USD	3,618	06/19/19	40

See accompanying notes which are an integral part of the financial statements.

78 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	1,428	USD	1,891	06/19/19	24
Citigroup	NOK	22,590	USD	2,665	05/23/19	44
Citigroup	RUB	192,690	USD	2,908	06/19/19	(57)
Goldman Sachs	AUD	2,113	USD	1,496	06/19/19	5
Goldman Sachs	CHF	1,088	USD	1,091	06/19/19	18
Goldman Sachs	EUR	3,178	USD	3,621	06/19/19	43
Goldman Sachs	GBP	1,428	USD	1,891	06/19/19	24
Royal Bank of Canada	USD	4,393	NZD	6,493	05/23/19	(54)
Royal Bank of Canada	AUD	2,113	USD	1,494	06/19/19	3
Royal Bank of Canada	CHF	1,088	USD	1,091	06/19/19	18
Royal Bank of Canada	EUR	3,178	USD	3,619	06/19/19	41
Royal Bank of Canada	GBP	1,428	USD	1,889	06/19/19	21
Royal Bank of Canada	JPY	603,212	USD	5,402	05/23/19	(22)
State Street	USD	353	CAD	469	06/19/19	(2)
State Street	USD	4,725	GBP	3,612	05/23/19	(10)
State Street	USD	144	MXN	2,820	06/19/19	4
State Street	USD	270	ZAR	3,920	06/19/19	3
State Street	CHF	7,042	USD	7,019	05/23/19	94
State Street	CNY	69,150	USD	10,301	06/19/19	31
State Street	HKD	13,193	USD	1,684	06/19/19	2
State Street	INR	80,120	USD	1,135	06/19/19	(8)
State Street	JPY	191,568	USD	1,734	06/19/19	7
State Street	KRW	14,897,240	USD	13,206	06/19/19	391
State Street	SEK	4,647	USD	502	06/19/19	11
State Street	SGD	693	USD	512	06/19/19	3
State Street	TWD	295,740	USD	9,606	06/19/19	27
Westpac	USD	2,660	SEK	24,562	05/23/19	(70)
Westpac	EUR	9,815	USD	11,122	05/23/19	94
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						924

Total Return Swap Contracts
Amounts in thousands

					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$

Long

Russell 1000 Index Total Return	Bank of America	USD 11,416	3 Month LIBOR + 0.100%(2)	06/21/19	—	281	281
Total Open Total Return Swap Contracts (å)					—	281	281

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 79

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2019 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination (Received) (Depreciation) Fair Value
Reference Entity	Counterparty	Protection	Notional Amount Fixed Rate			Date	$	$		$

CDX Emerging Markets
Index	Bank of America	Sell	USD	1,000	1.000%(2)	06/20/24	(33)		(8)	(41)
CDX NA High Yield Index Bank of America		Purchase	USD	19,000	(5.000)%(2)	06/20/24	(1,214)		(347)	(1,561)
Total Open Credit Indices Contracts (å)							(1,247)		(355)	(1,602)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total		% of Net Assets
Investments in Affiliated Funds		$502,558	$—		$—	$—		$502,558		95.5
Options Purchased		11	—		—	—		11		—*
Short-Term Investments		—	—		—	2,347		2,347		0.4
Total Investments		502,569	—		—	2,347		504,916		95.9
Other Assets and Liabilities, Net										4.1
										100.0
Other Financial Instruments
Assets
Futures Contracts		3,870	—		—	—		3,870		0.7
Foreign Currency Exchange Contracts		—	1,222		—	—		1,222		0.2
Total Return Swap Contracts		—	281		—	—		281		0.1
'
Liabilities
Futures Contracts		(6,018)	—		—	—		(6,018)		(1.1)
Foreign Currency Exchange Contracts		—	(298)		—	—		(298)		(0.1)
Credit Default Swap Contracts		—	(1,602)		—	—		(1,602)		(0.3)
Total Other Financial Instruments**		$(2,148)	$(397)		$—	$—		$(2,545)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

80 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2019 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$11	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	1,222	—
Variation margin on futures contracts**	3,593	—	—	277
Total return swap contracts, at fair value	281	—	—	—
Total	$3,885	$—	$1,222	$277

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$5,860	$—	$—	$158
Unrealized depreciation on foreign currency exchange contracts	—	—	298	—
Credit default swap contracts, at fair value	—	1,602	—	—
Total	$5,860	$1,602	$298	$158
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(2,986)	$—	$—	$—
Futures contracts	4,249	—	—	1,167
Options written	214	—	—	—
Total return swap contracts	3,774	—	—	—
Credit default swap contracts	—	264	—	—
Foreign currency exchange contracts	—	—	262	—
Total	$5,251	$264	$262	$1,167

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$1,042	$—	$—	$—
Futures contracts	(3,314)	—	—	746
Total return swap contracts	(5,648)	—	—	—
Credit default swap contracts	—	(566)	—	—
Foreign currency exchange contracts	—	—	(289)	—
Total	$(7,920)	$(566)	$(289)	$746

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 81

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$11	$ — $	11
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,222	—	1,222
Total Return Swap Contracts	Total return swap contracts, at fair value	281	—	281
Total Financial and Derivative Assets		1,514	—	1,514
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$1,514	$ — $	1,514

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$292	$41	$251	$—
Bank of Montreal	86	—	—	86
BNP Paribas	93	—	—	93
Citigroup	202	101	—	101
Goldman Sachs	90	—	—	90
Royal Bank of Canada	83	—	—	83
State Street	574	21	440	113
Westpac	94	70	—	24
Total	$1,514	$233	$691	$590

See accompanying notes which are an integral part of the financial statements.

82 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2019 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$298	$ — $	298
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,602	—	1,602
Total Financial and Derivative Liabilities		1,900	—	1,900
Financial and Derivative Liabilities not subject to a netting agreement		(1,560)	—	(1,560)
Total Financial and Derivative Liabilities subject to a netting agreement		$340	$ — $	340

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Bank of America	$41	$41	$	— $	—
Citigroup	131	101		—	30
Royal Bank of Canada	77	—		—	77
State Street	21	21		—	—
Westpac	70	70		—	—
Total	$340	$233	$	— $	107

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 83

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2019 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$509,950
Investments, at fair value(>)	504,916
Cash	9,730
Unrealized appreciation on foreign currency exchange contracts	1,222
Receivables:
Dividends and interest	5
Dividends from affiliated funds	5
Investments sold	328
Fund shares sold	200
From broker(a)	1,709
Variation margin on futures contracts	13,555
Prepaid expenses	2
Total return swap contracts, at fair value(8)	281
Total assets	531,953

Liabilities
Payables:
Due to broker (b)(c)	560
Fund shares redeemed	384
Accrued fees to affiliates	296
Other accrued expenses	40
Variation margin on futures contracts	2,262
Unrealized depreciation on foreign currency exchange contracts	298
Credit default swap contracts, at fair value(+)	1,602
Total liabilities	5,442

Net Assets	$526,511

See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2019 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$9,332
Shares of beneficial interest	425
Additional paid-in capital	516,754
Net Assets	$526,511

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.70
Class A — Net assets	$174,279,249
Class A — Shares outstanding ($. 01 par value)	13,502,836
Net asset value per share: Class C(#)	$11.41
Class C — Net assets	$173,551,586
Class C — Shares outstanding ($. 01 par value)	15,216,390
Net asset value per share: Class E(#)	$12.60
Class E — Net assets	$1,805,281
Class E — Shares outstanding ($. 01 par value)	143,313
Net asset value per share: Class R1(#)	$13.03
Class R1 — Net assets	$8,996,764
Class R1 — Shares outstanding ($. 01 par value)	690,295
Net asset value per share: Class R4(#)	$12.65
Class R4 — Net assets	$20,021,236
Class R4 — Shares outstanding ($. 01 par value)	1,582,600
Net asset value per share: Class R5(#)	$12.45
Class R5 — Net assets	$10,287,601
Class R5 — Shares outstanding ($. 01 par value)	826,352
Net asset value per share: Class S(#)	$12.99
Class S — Net assets	$137,569,404
Class S — Shares outstanding ($. 01 par value)	10,586,709
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$(1,247)
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated funds	$504,905

(a) Receivable from Broker for Swaps	$1,709
(b) Due to Broker for Swaps	$120
(c) Due to Broker for Forwards	$440
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 85

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2019 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$16,716
Interest	1
Total investment income	16,717

Expenses
Advisory fees	516
Administrative fees	110
Custodian fees	40
Distribution fees - Class A	212
Distribution fees - Class C	643
Distribution fees - Class R5	13
Transfer agent fees - Class A	159
Transfer agent fees - Class C	161
Transfer agent fees - Class E	2
Transfer agent fees - Class R1	9
Transfer agent fees - Class R4	19
Transfer agent fees - Class R5	10
Transfer agent fees - Class S	126
Professional fees	27
Registration fees	53
Shareholder servicing fees - Class C	214
Shareholder servicing fees - Class E	2
Shareholder servicing fees - Class R4	24
Shareholder servicing fees - Class R5	13
Trustees’ fees	10
Printing fees	32
Miscellaneous	11
Expenses before reductions	2,406
Expense reductions	(504)
Net expenses	1,902
Net investment income (loss)	14,815

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,986)
Investments in affiliated funds	3,250
Futures contracts	5,416
Options written	214
Foreign currency exchange contracts	262
Total return swap contracts	3,774
Credit default swap contracts	264
Capital gain distributions from affiliated funds	26,588
Net realized gain (loss)	36,782
Net change in unrealized appreciation (depreciation) on:
Investments	1,042
Investments in affiliated funds	(13,165)
Futures contracts	(2,568)
Foreign currency exchange contracts	(289)
Total return swap contracts	(5,648)
Credit default swap contracts	(566)
Foreign currency-related transactions	(142)

See accompanying notes which are an integral part of the financial statements.

86 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations, continued — For the Period Ended April 30, 2019
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	(21,336)
Net realized and unrealized gain (loss)	15,446
Net Increase (Decrease) in Net Assets from Operations	$30,261

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 87

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2019	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,815	$20,094
Net realized gain (loss)	36,782	21,428
Net change in unrealized appreciation (depreciation)	(21,336)	(58,297)
Net increase (decrease) in net assets from operations	30,261	(16,775)

Distributions
To shareholders
Class A	(6,943)	(4,925)
Class C	(7,623)	(5,393)
Class E	(79)	(71)
Class R1	(377)	(278)
Class R4	(819)	(644)
Class R5	(420)	(336)
Class S	(5,501)	(4,046)
Net decrease in net assets from distributions	(21,762)	(15,693)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(17,085)	(74,016)
Total Net Increase (Decrease) in Net Assets	(8,586)	(106,484)

Net Assets
Beginning of period	535,097	641,581
End of period	$526,511	$535,097

See accompanying notes which are an integral part of the financial statements.

88 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2019 and October 31, 2018 were as follows:

	2019 (Unaudited)		2018
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	245	$2,985	804	$10,817
Proceeds from reinvestment of distributions	612	6,912	367	4,902
Payments for shares redeemed	(1,100)	(13,602)	(2,351)	(31,608)
Net increase (decrease)	(243)	(3,705)	(1,180)	(15,889)
Class C
Proceeds from shares sold	617	6,800	915	11,008
Proceeds from reinvestment of distributions	758	7,580	449	5,362
Payments for shares redeemed	(2,065)	(22,635)	(4,382)	(52,578)
Net increase (decrease)	(690)	(8,255)	(3,018)	(36,208)
Class E
Proceeds from shares sold	5	60	33	436
Proceeds from reinvestment of distributions	7	76	5	69
Payments for shares redeemed	(30)	(365)	(118)	(1,547)
Net increase (decrease)	(18)	(229)	(80)	(1,042)
Class R1
Proceeds from shares sold	41	504	73	992
Proceeds from reinvestment of distributions	32	367	20	271
Payments for shares redeemed	(110)	(1,378)	(240)	(3,285)
Net increase (decrease)	(37)	(507)	(147)	(2,022)
Class R4
Proceeds from shares sold	180	2,188	173	2,272
Proceeds from reinvestment of distributions	74	819	49	644
Payments for shares redeemed	(266)	(3,223)	(612)	(8,069)
Net increase (decrease)	(12)	(216)	(390)	(5,153)
Class R5
Proceeds from shares sold	49	582	138	1,801
Proceeds from reinvestment of distributions	39	420	26	336
Payments for shares redeemed	(89)	(1,069)	(381)	(4,945)
Net increase (decrease)	(1)	(67)	(217)	(2,808)
Class S
Proceeds from shares sold	1,190	14,490	1,893	25,560
Proceeds from reinvestment of distributions	478	5,431	296	3,976
Payments for shares redeemed	(1,964)	(24,027)	(2,982)	(40,324)
Net increase (decrease)	(296)	(4,106)	(793)	(10,788)
Class T (1)
Payments for shares redeemed	—	—	(8)	(106)
Net increase (decrease)	—	—	(8)	(106)
Total increase (decrease)	(1,297)	$(17,085)	(5,833)	$(74,016)

(1) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 89

Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	Distributions
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	in Excess
Class A
April 30, 2019*	12.71	. 39	. 32	. 71	(. 51)	—
October 31, 2018	13.45	. 48	(. 88)	(. 40)	(. 34)	—
October 31, 2017	11.48	. 14	2.03	2.17	(. 15)	(. 05)
October 31, 2016	11.26	. 20	. 19	. 39	(. 17)	—
October 31, 2015	11.75	. 32	(. 53)	(. 21)	(. 26)	(. 02)
October 31, 2014	11.24	. 26	. 49	. 75	(. 24)	—

Class C
April 30, 2019*	11.31	. 24	. 35	. 59	(. 49)	—
October 31, 2018	12.05	. 30	(. 74)	(. 44)	(. 30)	—
October 31, 2017	10.34	. 02	1.85	1.87	(. 12)	(. 04)
October 31, 2016	10.17	. 07	. 20	. 27	(. 10)	—
October 31, 2015	10.64	. 17	(. 43)	(. 26)	(. 20)	(. 01)
October 31, 2014	10.23	. 14	. 46	. 60	(. 19)	—

Class E
April 30, 2019*	12.42	. 37	. 32	. 69	(. 51)	—
October 31, 2018	13.15	. 50	(. 89)	(. 39)	(. 34)	—
October 31, 2017	11.22	. 20	1.93	2.13	(. 15)	(. 05)
October 31, 2016	11.01	. 21	. 17	. 38	(. 17)	—
October 31, 2015	11.49	. 34	(. 54)	(. 20)	(. 26)	(. 02)
October 31, 2014	10.99	. 26	. 48	. 74	(. 24)	—

Class R1
April 30, 2019*	12.82	. 42	. 31	. 73	(. 52)	—
October 31, 2018	13.55	. 60	(. 97)	(. 37)	(. 36)	—
October 31, 2017	11.54	. 25	1.98	2.23	(. 17)	(. 05)
October 31, 2016	11.32	. 25	. 18	. 43	(. 21)	—
October 31, 2015	11.81	. 44	(. 60)	(. 16)	(. 31)	(. 02)
October 31, 2014	11.29	. 34	. 46	. 80	(. 28)	—

Class R4 (1)
April 30, 2019*	12.46	. 38	. 33	. 71	(. 52)	—
October 31, 2018	13.19	. 51	(. 90)	(. 39)	(. 34)	—
October 31, 2017	11.26	. 15	1.98	2.13	(. 15)	(. 05)
October 31, 2016	11.05	. 20	. 19	. 39	(. 18)	—
October 31, 2015	11.53	. 34	(. 52)	(. 18)	(. 28)	(. 02)
October 31, 2014	11.03	. 30	. 45	. 75	(. 25)	—

Class R5 (2)
April 30, 2019*	12.28	. 34	. 34	. 68	(. 51)	—
October 31, 2018	13.02	. 44	(. 85)	(. 41)	(. 33)	—
October 31, 2017	11.13	. 12	1.96	2.08	(. 14)	(. 05)
October 31, 2016	10.92	. 17	. 19	. 36	(. 15)	—
October 31, 2015	11.40	. 32	(. 53)	(. 21)	(. 25)	(. 02)
October 31, 2014	10.91	. 26	. 45	. 71	(. 22)	—

Class S
April 30, 2019*	12.79	. 41	. 31	. 72	(. 52)	—
October 31, 2018	13.52	. 53	(. 90)	(. 37)	(. 36)	—
October 31, 2017	11.52	. 17	2.04	2.21	(. 16)	(. 05)
October 31, 2016	11.30	. 23	. 19	. 42	(. 20)	—
October 31, 2015	11.79	. 33	(. 51)	(. 18)	(. 29)	(. 02)
October 31, 2014	11.27	. 30	. 48	. 78	(. 26)	—

See accompanying notes which are an integral part of the financial statements.

90 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 51)	12.91	6.19	174,279	. 75	. 56	3.12	10
(. 34)	12.71	(3.09)	174,672	. 75	. 57	3.59	15
(. 20)	13.45	19.08	200,753	. 75	. 57	1.13	26
(. 17)	11.48	3.56	182,586	. 74	. 57	1.82	16
(. 28)	11.26	(1.80)	206,436	. 73	. 56	2.72	47
(. 24)	11.75	6.70	233,233	. 72	. 56	2.28	23

(. 49)	11.41	5.85	173,552	1.50	1.31	2.16	10
(. 30)	11.31	(3.81)	179,915	1.50	1.32	2.51	15
(. 16)	12.05	18.24	228,121	1.50	1.32	. 22	26
(. 10)	10.34	2.72	242,007	1.49	1.32	. 73	16
(. 21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(. 19)	10.64	5.87	327,125	1.47	1.31	1.37	23

(. 51)	12.60	6.18	1,805	. 75	. 56	3.09	10
(. 34)	12.42	(3.10)	2,002	. 75	. 57	3.77	15
(. 20)	13.15	19.16	3,170	. 75	. 57	1.67	26
(. 17)	11.22	3.52	5,873	. 74	. 57	1.91	16
(. 28)	11.01	(1.78)	10,665	. 73	. 56	3.01	47
(. 24)	11.49	6.76	23,055	. 72	. 56	2.35	23

(. 52)	13.03	6.32	8,997	. 50	. 23	3.33	10
(. 36)	12.82	(2.83)	9,327	. 50	. 24	4.39	15
(. 22)	13.55	19.52	11,849	. 50	. 24	1.99	26
(. 21)	11.54	3.88	24,918	. 49	. 24	2.26	16
(. 33)	11.32	(1.45)	34,770	. 48	. 21	3.81	47
(. 28)	11.81	7.17	66,147	. 47	. 17	2.97	23

(. 52)	12.65	6.18	20,021	. 75	. 48	3.09	10
(. 34)	12.46	(3.00)	19,874	. 75	. 49	3.87	15
(. 20)	13.19	19.14	26,185	. 75	. 49	1.26	26
(. 18)	11.26	3.63	31,006	. 74	. 49	1.87	16
(. 30)	11.05	(1.66)	38,243	. 73	. 46	3.02	47
(. 25)	11.53	6.87	57,343	. 72	. 42	2.61	23

(. 51)	12.45	6.12	10,288	1.00	. 73	2.85	10
(. 33)	12.28	(3.27)	10,169	1.00	. 74	3.39	15
(. 19)	13.02	18.86	13,606	1.00	. 74	. 98	26
(. 15)	11.13	3.40	22,283	. 99	. 74	1.60	16
(. 27)	10.92	(1.94)	30,620	. 98	. 71	2.87	47
(. 22)	11.40	6.61	53,253	. 97	. 67	2.34	23

(. 52)	12.99	6.23	137,569	. 50	. 31	3.31	10
(. 36)	12.79	(2.87)	139,138	. 50	. 32	3.91	15
(. 21)	13.52	19.41	157,792	. 50	. 32	1.33	26
(. 20)	11.52	3.81	160,083	. 49	. 32	2.08	16
(. 31)	11.30	(1.54)	177,374	. 48	. 31	2.84	47
(. 26)	11.79	7.04	179,424	. 47	. 31	2.56	23

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 91

Russell Investment Company
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2019 were as follows:
Advisory fees	$3,822
Administration fees	18,476
Distribution fees	145,554
Shareholder servicing fees	42,396
Transfer agent fees	84,339
Trustee fees	1,909
$296,496

Transactions (amounts in thousands) during the period ended April 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions Distributions
Commodity Strategies Fund	$15,462 $	989 $	855 $	(435) $	92 $	15,253	$197	$—
Global Infrastructure Fund	11,170	785	1,529	55	632	11,113	209	484
Global Real Estate Securities Fund	7,003	297	1,094	(20)	592	6,778	98	60
Multifactor U. S. Equity Fund	29,558	2,898	2,604	329	(458)	29,723	541	2,114
Sustainable Equity Fund	37,438	3,392	4,034	901	(552)	37,145	592	2,364
U. S. Dynamic Equity Fund	26,959	6,664	1,976	264	(4,411)	27,500	1,423	4,816
U. S. Small Cap Equity Fund	73,306	11,933	3,554	496	(7,276)	74,905	2,486	7,691
Opportunistic Credit Fund	4,290	297	479	(25)	90	4,173	146	—
Unconstrained Total Return Fund	40,899	3,011	4,354	(59)	44	39,541	850	—
Emerging Markets Fund	53,113	3,398	4,525	397	3,040	55,423	2,411	—
Global Equity Fund	108,853	23,897	18,180	1,354	(7,182)	108,742	4,838	9,059
Multifactor International Equity Fund	92,026	4,153	6,133	(7)	2,223	92,262	2,906	—
U. S. Cash Management Fund	457	4,943	3,054	—	1	2,347	19	—
	$500,534 $	66,657 $	52,371 $	3,250 $	(13,165) $ 504,905		$16,716	$26,588

Federal Income Taxes (Unaudited)

At April 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$509,329,015
Unrealized Appreciation	$30,411,257
Unrealized Depreciation	(37,215,725)
Net Unrealized Appreciation (Depreciation)	$(6,804,468)

See accompanying notes which are an integral part of the financial statements.

92 Equity Growth Strategy Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — April 30, 2019 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR – London Interbank Offered Rate

Foreign Currency Abbreviations:
AUD - Australian dollar	HKD - Hong Kong dollar	RUB - Russian ruble
BRL - Brazilian real	ILS - Israeli shekel	SEK - Swedish krona
CAD - Canadian dollar	INR - Indian rupee	SGD - Singapore dollar
CHF - Swiss franc	JPY - Japanese yen	TWD - Taiwanese dollar
CNY - Chinese renminbi yuan	KRW - South Korean won	USD - United States dollar
DKK - Danish krone	MXN - Mexican peso	ZAR - South African rand
EUR - Euro	NOK - Norwegian krone
GBP - British pound sterling	NZD - New Zealand dollar

Notes to Schedules of Investments 93

Russell Investment Company
LifePoints® Funds

Notes to Financial Highlights — April 30, 2019 (Unaudited)

(*) For the period ended April 30, 2019 (Unaudited)
(1) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued shares of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R2 shares.
(2) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued shares of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios or returns for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

94 Notes to Financial Highlights

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — April 30, 2019 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as
"equitization").

The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2019. As of April 30, 2019, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration Bond
Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset
Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies,
Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2019.

			Asset Allocation*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting

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LifePoints® Funds

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guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

96 Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended April 30, 2019, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily

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LifePoints® Funds

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basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap

98 Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

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In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2019 April 30, 2019
Conservative Strategy Fund	$20,744,499	$20,862,859
Moderate Strategy Fund	32,273,752	32,285,119
Balanced Strategy Fund	333,677,141	332,919,422
Growth Strategy Fund	248,219,727	249,285,643
Equity Growth Strategy Fund	126,221,748	128,398,214
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2019 April 30, 2019
Conservative Strategy Fund	$20,897,570	$20,679,976
Moderate Strategy Fund	32,359,830	32,007,375
Balanced Strategy Fund	335,423,778	329,925,708
Growth Strategy Fund	249,300,761	246,808,527
Equity Growth Strategy Fund	126,659,878	127,264,366

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

100 Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended April 30, 2019, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2019 April 30, 2019
Conservative Strategy Fund	$54,369,566	$93,498
Moderate Strategy Fund	94,710,564	171,413
Balanced Strategy Fund	401,291,888	1,495,964
Growth Strategy Fund	283,978,474	1,090,807
Equity Growth Strategy Fund	126,302,612	483,072

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:

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Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	January 31, 2019 April 30, 2019
Conservative Strategy Fund	$28,737,686	$12,904,188
Moderate Strategy Fund	214,768,521	181,302,155
Balanced Strategy Fund	752,842,078	671,307,454
Growth Strategy Fund	735,362,422	893,345,740
Equity Growth Strategy Fund	306,067,895	267,494,234

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may

102 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,

Notes to Financial Statements 103

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2019 April 30, 2019
Conservative Strategy Fund	$9,960,000	$14,000,000
Moderate Strategy Fund	29,586,000	34,700,000
Balanced Strategy Fund	96,678,000	101,100,000
Growth Strategy Fund	39,962,000	71,500,000
Equity Growth Strategy Fund	5,900,000	20,000,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2019, the Funds entered into total return swaps primarily for the strategies listed below:

104 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2019 April 30, 2019
Moderate Strategy Fund	$42,662,149	$4,151,934
Balanced Strategy Fund	284,873,962	25,946,801
Growth Strategy Fund	229,746,981	24,908,261
Equity Growth Strategy Fund	73,951,004	11,416,147

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an

Notes to Financial Statements 105

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Conservative Strategy Fund	$7,116,084	$26,549,415
Moderate Strategy Fund	16,471,858	52,493,135
Balanced Strategy Fund	106,510,725	232,265,793
Growth Strategy Fund	96,484,921	132,060,505
Equity Growth Strategy Fund	61,713,997	49,316,597

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2019, the Funds had invested
$12,676,469 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30,
2019:

	Advisory	Administrative
Conservative Strategy Fund	$213,055	$45,274
Moderate Strategy Fund	371,589	78,962
Balanced Strategy Fund	1,586,178	337,063
Growth Strategy Fund	1,145,102	243,335
Equity Growth Strategy Fund	516,335	109,721

106 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:

Until February 29, 2020, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2019 were as follows:

Amount
Conservative Strategy Fund	$205,402
Moderate Strategy Fund	356,520
Balanced Strategy Fund	1,527,629
Growth Strategy Fund	1,077,402
Equity Growth Strategy Fund	485,701

RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Funds/Classes	Waivers
Conservative Strategy Fund – Class A &C		0.08%
Conservative Strategy Fund – Class E & S		0.02%
Conservative Strategy Fund – Class R1, R4 & R5		0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5		0.08%
Balanced Strategy Fund – Class A & C		0.10%
Balanced Strategy Fund – Class R1, R4 & R5		0.06%
Growth Strategy Fund – Class R1, R4 & R5		0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5		0.08%

As of April 30, 2019, RIM and RIFUS waived the following expenses:

RIM Waiver		RIM Reimbursement		RIFUS Waiver	Total
Conservative Strategy Fund	$213,055		$54,885	$69,016	$336,956
Moderate Strategy Fund	371,589		13,514	118,319	503,422
Balanced Strategy Fund	1,266,030		—	608,563	1,874,593
Growth Strategy Fund	959,021		—	27,989	987,010
Equity Growth Strategy Fund	489,054		—	15,395	504,449

Notes to Financial Statements 107

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2019, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Conservative Strategy Fund	$—
Moderate Strategy Fund	4,847
Balanced Strategy Fund	875
Growth Strategy Fund	54
Equity Growth Strategy Fund	120

For the period ended April 30, 2019, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$24,075 $	4,450
Moderate Strategy Fund	36,225	6,296
Balanced Strategy Fund	222,900	36,569
Growth Strategy Fund	288,153	47,545
Equity Growth Strategy Fund	68,376	10,560

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

108 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2019 (Unaudited)

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 35 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$708,250.

5. Federal Income Taxes
At April 30, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
	10/31/2019	Short Term	Long-Term	Totals	Expired
Balanced Strategy Fund	$—	$10,021,301	$ —	$10,021,301	$—
Equity Growth Strategy Fund	19,352,964	—	—	19,352,964	8,566,906

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6. Record Ownership
As of April 30, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	4	66.8
Moderate Strategy Fund	2	53.4
Balanced Strategy Fund	3	65.0
Growth Strategy Fund	3	65.5
Equity Growth Strategy Fund	3	59.6

7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 109

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2019 (Unaudited)

Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

110 Shareholder Requests for Additional Information

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2019
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell
Investments Fund Complex consists of Russell Investment Company (“RIC”), which has 35 funds and Russell Investment Funds
(“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested
Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee
Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes:
Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/
trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Mr. Zeschin has had business, financial and investment experience as founder and partner of an independent investment counsel and wealth management firm serving individuals and family entities with substantial assets, and as a member of the board of another investment company. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	44	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	44	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 111

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	44	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Until September, Regent, University		utilities)
			of Washington		• Until May
			• President, Kristianne Gates Blake,		2017,
			P. S. (accounting services)		Director,
			• Until June 2014, Director, Ecova		Avista Corp
			(total energy and sustainability		(electric
			management)		utilities)
• Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

112 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	44	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	44	Until October
Born December 3, 1951		successor is			2015, Trustee,
1301 Second Avenue		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	44	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	44	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

Disclosure of Information about Fund Trustees and Officers 113

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jonathan F. Zeschin,	Trustee since 2019	Appointed until	• Founder and Partner Essential	44	• Independent
Born September 4, 1953		successor is	Investment Partners, LLC (investment		Trustee (since
1301 Second Avenue,		duly elected and	company)		2007) and
18th Floor, Seattle, WA		qualified			Board Chair
98101					(since 2014),
Matthews Asia
Funds

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	44	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

114 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2019 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Investment Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA			• President, RIM
98101

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

Disclosure of Information about Fund Trustees and Officers 115

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — April 30, 2019 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Mark Spina	Agent
Independent Trustees	Russell Investments Fund Services, LLC
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Katherine W. Krysty	State Street Bank and Trust Company
Raymond P. Tennison, Jr.	1 Heritage Drive
Jack R. Thompson	North Quincy, MA 02171
Jonathan F. Zeschin	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Mark Spina, President and Chief Executive Officer	Legal Counsel
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Dechert LLP
Chief Financial Officer	One International Place, 40th Floor
Cheryl Wichers, Chief Compliance Officer	100 Oliver Street
Peter Gunning, Chief Investment Officer	Boston, MA 02110
Mary Beth R. Albaneze, Secretary	Distributor
Adviser	Russell Investments Financial Services, LLC
Russell Investment Management, LLC	1301 Second Avenue
1301 Second Avenue	Seattle, WA 98101
Seattle, WA 98101	Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

116 Adviser and Service Providers

-

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the
Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: July 3, 2019